UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

EQUITY FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	INCOME EQUITY FUND
Ticker Symbol: NOIEX

18	INTERNATIONAL EQUITY FUND
Ticker Symbol: NOIGX

23	LARGE CAP CORE FUND
Ticker Symbol: NOLCX

27	LARGE CAP VALUE FUND
Ticker Symbol: NOLVX

31	SMALL CAP CORE FUND
Ticker Symbol: NSGRX

54	SMALL CAP VALUE FUND
Ticker Symbol: NOSGX

63	U.S. QUALITY ESG FUND
Ticker Symbol: NUESX

67	NOTES TO THE FINANCIAL STATEMENTS

78	SHAREHOLDER MEETING RESULTS

79	FUND EXPENSES

81	APPROVAL OF MANAGEMENT AGREEMENTS

88	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND	LARGE CAP CORE FUND	LARGE CAP VALUE FUND
ASSETS:
Investments, at value	$226,885	$233,787	$261,876	$93,170
Investments in affiliates, at value	3,304	171	1,099	760
Cash held at broker	–	116	–	–
Foreign currencies held at broker, at value (restricted $122)	–	382 (1)	–	–
Foreign currencies, at value (cost $582)	–	580	–	–
Dividend income receivable	395	777	202	127
Receivable for foreign tax reclaims	–	797	–	–
Receivable for securities sold	–	221	–	–
Receivable for variation margin on futures contracts	–	6	–	–
Receivable for fund shares sold	36	1	18	23
Receivable from investment adviser	3	7	3	3
Prepaid and other assets	13	22	7	14
Total Assets	230,636	236,867	263,205	94,097
LIABILITIES:
Payable for securities purchased	–	221	–	–
Payable for variation margin on futures contracts	1	23	1	–
Payable for fund shares redeemed	18	55	60	8
Payable to affiliates:
Management fees	36	19	19	8
Custody fees	1	5	5	2
Shareholder servicing fees	52	5	7	13
Transfer agent fees	1	1	1	–
Trustee fees	4	9	16	6
Outstanding options written, at value (premiums received $127, respectively)	119	–	–	–
Accrued other liabilities	54	41	53	63
Total Liabilities	286	379	162	100
Net Assets	$230,350	$236,488	$263,043	$93,997
ANALYSIS OF NET ASSETS:
Capital stock	$154,122	$242,082	$202,631	$95,455
Accumulated undistributed net investment income	112	9,708	82	1,240
Accumulated undistributed net realized gain (loss)	19,702	(3,711)	3,900	(2,195)
Net unrealized appreciation (depreciation)	56,414	(11,591)	56,430	(503)
Net Assets	$230,350	$236,488	$263,043	$93,997
Shares Outstanding ($.0001 par value, unlimited authorization)	15,026	23,624	12,886	5,523
Net Asset Value, Redemption and Offering Price Per Share	$15.33	$10.01	$20.41	$17.02
Investments, at cost	$170,506	$245,439	$205,456	$93,680
Investments in affiliates, at cost	3,304	171	1,099	760

(1)	Costs associated with foreign currencies held at broker is $389.

See Notes to the Financial Statements.

EQUITY FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2018 (UNAUDITED)

SMALL CAP CORE FUND	SMALL CAP VALUE FUND	U.S. QUALITY ESG FUND

$497,352	$3,320,411	$34,475
7,907	117,164	251
–	–	–
–	–	–
–	–	–
519	5,026	31
–	–	–
95	32,824	–
22	183	–
73	3,103	678
7	119	30
19	17	10
505,994	3,478,847	35,475

–	35,353	851
–	24	–
237	1,783	–

52	538	2
1	20	9
77	1,654	–
1	8	–
3	10	–
–	–	–
54	218	54
425	39,608	916
$505,569	$3,439,239	$34,559

$289,614	$2,048,781	$31,494
5,099	15,586	17
34,643	252,072	(162)
176,213	1,122,800	3,210
$505,569	$3,439,239	$34,559
17,966	140,013	2,967
$28.14	$24.56	$11.65
$321,036	$2,197,549	$31,265
7,907	117,164	251

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND	LARGE CAP CORE FUND	LARGE CAP VALUE FUND
INVESTMENT INCOME:
Dividend income	$3,270	$5,726	$2,745	$1,145
Dividend income from investments in affiliates	17	3	8	9
Interest income	2	–	2	2
Total Investment Income	3,289	5,729	2,755	1,156
EXPENSES:
Management fees	1,059	612	563	245
Custody fees	17	132	28	17
Transfer agent fees	17	19	19	7
Blue sky fees	10	10	12	10
SEC fees	1	1	1	1
Printing fees	24	24	24	24
Audit fees	9	9	14	9
Legal fees	10	10	10	10
Shareholder servicing fees	76	7	12	21
Trustee fees	5	5	5	5
Interest expense	–	2	–	–
Other	7	7	7	12
Total Expenses	1,235	838	695	361
Less expenses reimbursed by investment adviser	(112)	(191)	(111)	(94)
Net Expenses	1,123	647	584	267
Net Investment Income	2,166	5,082	2,171	889
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	19,145	(3,306)	4,378	(2,172)
Options written	230	–	–	–
Futures contracts	142	162	83	82
Foreign currency transactions	–	(181)	–	–
Net changes in unrealized appreciation (depreciation) on:
Investments	1,097	(5,936)	15,381	7,823
Written options	7	–	–	–
Futures contracts	85	104	31	27
Foreign currency translations	–	(51)	–	–
Net Gains (Losses)	20,706	(9,208)	19,873	5,760
Net Increase (Decrease) in Net Assets Resulting from Operations	$22,872	$(4,126)	$22,044	$6,649

See Notes to the Financial Statements.

EQUITY FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

SMALL CAP CORE FUND	SMALL CAP VALUE FUND	U.S. QUALITY ESG FUND

$3,993	$32,559	$291
76	811	2
9	108	–
4,078	33,478	293

1,576	17,423	57
33	246	59
38	275	2
13	37	14
1	5	1
24	109	24
9	17	9
10	19	10
115	2,548	–
5	20	5
–	–	–
6	29	5
1,830	20,728	186
(197)	(2,359)	(126)
1,633	18,369	60
2,445	15,109	233

31,775	248,300	(136)
–	–	–
861	10,053	(5)
–	–	–

13,783	19,970	3,041
–	–	–
56	822	–
–	–	–
46,475	279,145	2,900
$48,920	$294,254	$3,133

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	INCOME EQUITY FUND		INTERNATIONAL EQUITY FUND		LARGE CAP CORE FUND		LARGE CAP VALUE FUND
Amounts in thousands	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018
OPERATIONS:
Net investment income	$2,166	$4,330	$5,082	$5,613	$2,171	$3,658	$889	$1,927
Net realized gains (losses)	19,517	12,152	(3,325)	36,633	4,461	9,366	(2,090)	18,539
Net change in unrealized appreciation (depreciation)	1,189	10,286	(5,883)	(18,669)	15,412	14,918	7,850	(14,639)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,872	26,768	(4,126)	23,577	22,044	27,942	6,649	5,827
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(7,615)	(23,186)	(22,288)	87,541	(1,647)	95,999	(2,466)	(7,686)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(7,615)	(23,186)	(22,288)	87,541	(1,647)	95,999	(2,466)	(7,686)
DISTRIBUTIONS PAID:
From net investment income	(2,121)	(4,293)	–	(3,000)	(2,152)	(3,618)	–	(2,181)
From net realized gains	–	(12,586)	–	–	–	(2,780)	–	–
Total Distributions Paid	(2,121)	(16,879)	–	(3,000)	(2,152)	(6,398)	–	(2,181)
Total Increase (Decrease) in Net Assets	13,136	(13,297)	(26,414)	108,118	18,245	117,543	4,183	(4,040)
NET ASSETS:
Beginning of period	217,214	230,511	262,902	154,784	244,798	127,255	89,814	93,854
End of period	$230,350	$217,214	$236,488	$262,902	$263,043	$244,798	$93,997	$89,814
Accumulated Undistributed Net Investment Income	$112	$67	$9,708	$4,626	$82	$63	$1,240	$351

(1)	Commenced investment operations on October 2, 2017.

See Notes to the Financial Statements.

EQUITY FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2018

SMALL CAP CORE FUND		SMALL CAP VALUE FUND		U.S. QUALITY ESG FUND
SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018(1)

$2,445	$3,050	$15,109	$30,576	$233	$108
32,636	18,048	258,353	240,280	(141)	(21)
13,839	27,379	20,792	(127,405)	3,041	169
48,920	48,477	294,254	143,451	3,133	256

(9,863)	(52,197)	(393,543)	(37,591)	8,804	22,690
(9,863)	(52,197)	(393,543)	(37,591)	8,804	22,690

–	(700)	–	(31,623)	(232)	(92)
–	(19,711)	–	(312,760)	–	–
–	(20,411)	–	(344,383)	(232)	(92)
39,057	(24,131)	(99,289)	(238,523)	11,705	22,854

466,512	490,643	3,538,528	3,777,051	22,854	–
$505,569	$466,512	$3,439,239	$3,538,528	$34,559	$22,854
$5,099	$2,654	$15,586	$477	$17	$16

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

INCOME EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$13.96	$13.39	$12.22	$12.74	$15.82	$14.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.27	0.27	0.27	0.37	0.30
Net realized and unrealized gains (losses)	1.37	1.36	1.29	(0.09)	1.02	1.80
Total from Investment Operations	1.51	1.63	1.56	0.18	1.39	2.10
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.27)	(0.27)	(0.27)	(0.56)	(0.24)
From net realized gains	–	(0.79)	(0.12)	(0.43)	(3.91)	(0.56)
Total Distributions Paid	(0.14)	(1.06)	(0.39)	(0.70)	(4.47)	(0.80)
Net Asset Value, End of Period	$15.33	$13.96	$13.39	$12.22	$12.74	$15.82
Total Return(1)	10.87%	12.08%	12.94%	1.62%	9.40%	14.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$230,350	$217,214	$230,511	$239,540	$331,857	$390,616
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	1.01%	1.01%	1.01%	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.11%	1.11%	1.15%	1.13%	1.16%	1.25%
Net investment income, net of reimbursements and credits(3)	1.94%	1.88%	2.07%	2.12%	2.22%	1.96%
Net investment income, before reimbursements and credits	1.84%	1.78%	1.93%	1.99%	2.06%	1.71%
Portfolio Turnover Rate	26.57%	23.14%	32.17%	13.14%	109.84%	14.34%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds, of approximately $1,000, $3,000 and $5,000 which represents less than 0.01 percent of average net assets for the six months ended September 30, 2018 and the fiscal years ended March 31, 2018 and 2017, respectively, and approximately $3,000, $2,000 and $7,000, which represents less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$10.16	$9.06	$8.12		$9.39	$10.05	$8.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.23	0.21	0.14		0.17	0.20	0.31
Net realized and unrealized gains (losses)	(0.38)	1.01	0.93		(1.27)	(0.51)	1.39
Total from Investment Operations	(0.15)	1.22	1.07		(1.10)	(0.31)	1.70
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.12)	(0.13)		(0.17)	(0.35)	(0.15)
From net realized gains	–	–	–		–	–	(0.03)
Total Distributions Paid	–	(0.12)	(0.13)		(0.17)	(0.35)	(0.18)
Net Asset Value, End of Period	$10.01	$10.16	$9.06		$8.12	$9.39	$10.05
Total Return(2)	(1.67)%	13.50%	13.32%		(11.78)%	(2.91)%	19.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$236,488	$262,902	$154,784		$153,111	$211,645	$253,233
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.51%	0.51%	0.93	%(5)	1.08%	1.09%	1.06%
Expenses, before reimbursements and credits	0.66%	0.81%	1.23%		1.22%	1.26%	1.32%
Net investment income, net of reimbursements and credits(4)	3.99%	2.53%	1.67	%(5)	1.66%	2.02%	3.00%
Net investment income, before reimbursements and credits	3.84%	2.23%	1.37%		1.52%	1.85%	2.74%
Portfolio Turnover Rate	29.58%	101.53%	101.07%		12.78%	13.02%	16.09%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, approximately $3,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2018 and the fiscal years ended March 31, 2018 and 2017, respectively, $1,000 which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016, less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015, and approximately $3,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2014. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)

Effective January 1, 2017, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.50%. Prior to January 1, 2017, the expense limitation had been 1.06%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

LARGE CAP CORE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$18.88	$16.98	$15.10		$15.42	$14.11	$11.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.31	0.30		0.28	0.21	0.20
Net realized and unrealized gains (losses)	1.53	2.11	1.88		(0.32)	1.30	2.68
Total from Investment Operations	1.70	2.42	2.18		(0.04)	1.51	2.88
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)	(0.31)	(0.30)		(0.28)	(0.20)	(0.20)
From net realized gains	–	(0.21)	–		–	–	–
Total Distributions Paid	(0.17)	(0.52)	(0.30)		(0.28)	(0.20)	(0.20)
Net Asset Value, End of Period	$20.41	$18.88	$16.98		$15.10	$15.42	$14.11
Total Return(1)	9.01%	14.34%	14.60%		(0.22)%	10.81%	25.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$263,043	$244,798	$127,255		$144,226	$169,711	$25,553
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.46%	0.46%	0.49	%(4)	0.59%	0.62%	0.62%
Expenses, before reimbursements and credits	0.54%	0.58%	0.63%		0.59%	0.83%	1.47%
Net investment income, net of reimbursements and credits(3)	1.69%	1.75%	1.85	%(4)	1.82%	1.57%	1.69%
Net investment income, before reimbursements and credits	1.61%	1.63%	1.71%		1.82%	1.36%	0.84%
Portfolio Turnover Rate	18.76%	50.70%	66.77%		56.10%	41.81%	95.11%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable fees, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2018 and for the fiscal years ended March 31, 2018 and 2017, respectively, approximately $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016, and less than $1,000, which represents less than 0.005 percent of average net assets for each of the fiscal years ended March 31, 2015 and 2014, respectively. Absent the additional reimbursement, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)

Effective June 15, 2016, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.45%. Prior to June 15, 2016, the expense limitation had been 0.60%.

See Notes to the Financial Statements.

EQUITY FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$15.83	$15.22	$12.95		$13.99	$13.00	$10.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.35	0.27		0.22	0.23	0.38
Net realized and unrealized gains (losses)	1.03	0.64	2.22		(1.04)	1.12	2.03
Total from Investment Operations	1.19	0.99	2.49		(0.82)	1.35	2.41
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.38)	(0.22)		(0.22)	(0.36)	(0.25)
Total Distributions Paid	–	(0.38)	(0.22)		(0.22)	(0.36)	(0.25)
Net Asset Value, End of Period	$17.02	$15.83	$15.22		$12.95	$13.99	$13.00
Total Return(1)	7.52%	6.43%	19.29%		(5.87)%	10.39%	22.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$93,997	$89,814	$93,854		$89,048	$104,545	$108,899
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.58%	0.58%	0.63	%(4)	0.87%	0.86%	0.85%
Expenses, before reimbursements and credits	0.78%	0.90%	1.12%		1.09%	1.18%	1.32%
Net investment income, net of reimbursements and credits(3)	1.92%	2.08%	1.80	%(4)	1.58%	1.47%	2.87%
Net investment income, before reimbursements and credits	1.72%	1.76%	1.31%		1.36%	1.15%	2.40%
Portfolio Turnover Rate	45.09%	110.59%	71.22%		60.22%	125.47%	23.90%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable fees, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2018 and fiscal years ended March 31, 2018 and 2017, respectively, and approximately $1,000, $1,000 and $3,000 which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)

Effective June 15, 2016, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.55%. Prior to June 15, 2016, the expense limitation had been 0.85%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP CORE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$25.47	$24.01	$19.56		$22.26	$21.19	$18.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.17	0.13		0.11	0.12	0.10
Net realized and unrealized gains (losses)	2.53	2.40	4.48		(2.15)	2.00	4.41
Total from Investment Operations	2.67	2.57	4.61		(2.04)	2.12	4.51
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.04)	(0.14)		(0.12)	(0.11)	(0.07)
From net realized gains	–	(1.07)	(0.02)		(0.54)	(0.94)	(1.64)
Total Distributions Paid	–	(1.11)	(0.16)		(0.66)	(1.05)	(1.71)
Net Asset Value, End of Period	$28.14	$25.47	$24.01		$19.56	$22.26	$21.19
Total Return(1)	10.48%	10.66%	23.57%		(9.18)%	10.33%	24.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$505,569	$466,512	$490,643		$313,983	$279,689	$189,239
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.65%	0.65%	0.67	%(4)	0.75%	0.75%	0.75%
Expenses, before reimbursements and credits	0.73%	0.78%	0.88%		0.92%	0.96%	1.22%
Net investment income, net of reimbursements and credits(3)	0.98%	0.64%	0.67	%(4)	0.59%	0.67%	0.46%
Net investment income (loss), before reimbursements and credits	0.90%	0.51%	0.46%		0.42%	0.46%	(0.01)%
Portfolio Turnover Rate	10.94%	6.28%	16.21%		14.31%	12.84%	6.24%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $14,000 and $17,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2018 and for the fiscal years ended March 31, 2018 and 2017, respectively, and approximately $12,000, $2,000, and $4,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)

Effective June 15, 2016, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain expected expenses noted in the Notes to the Financial Statements) to 0.65%. Prior to June 15, 2016, the expense limitation had been 0.75%.

See Notes to the Financial Statements.

EQUITY FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$22.71	$24.00	$19.81	$21.61	$21.13	$18.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	0.20	0.19	0.24	0.20	0.17
Net realized and unrealized gains (losses)	1.74	0.79	4.55	(1.17)	1.40	4.09
Total from Investment Operations	1.85	0.99	4.74	(0.93)	1.60	4.26
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.21)	(0.22)	(0.23)	(0.19)	(0.16)
From net realized gains	–	(2.07)	(0.33)	(0.64)	(0.93)	(1.40)
Total Distributions Paid	–	(2.28)	(0.55)	(0.87)	(1.12)	(1.56)
Net Asset Value, End of Period	$24.56	$22.71	$24.00	$19.81	$21.61	$21.13
Total Return(1)	8.19%	3.76%	23.82%	(4.22)%	7.80%	23.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,439,239	$3,538,528	$3,777,051	$2,914,311	$3,007,717	$2,641,432
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.13%	1.13%	1.22%	1.23%	1.26%	1.40%
Net investment income, net of reimbursements and credits(3)	0.82%	0.82%	0.89%	1.13%	0.97%	0.85%
Net investment income, before reimbursements and credits	0.69%	0.69%	0.67%	0.90%	0.71%	0.45%
Portfolio Turnover Rate	10.84%	18.65%	11.48%	25.31%	16.22%	20.70%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $63,000, $119,000, and $184,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2018 and the fiscal years ended March 31, 2018 and 2017, respectively, and approximately $91,000, $25,000, and $72,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. QUALITY ESG FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	PERIOD ENDED MAR 31, 2018(1)
Net Asset Value, Beginning of Period	$10.46	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	0.06
Net realized and unrealized gains (losses)	1.20	0.46
Total from Investment Operations	1.28	0.52
LESS DISTRIBUTIONS PAID:
From net investment income	(0.09)	(0.06)
Total Distributions Paid	(0.09)	(0.06)
Net Asset Value, End of Period	$11.65	$10.46
Total Return(2)	12.23%	5.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$34,559	$22,854
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.43%	0.43%
Expenses, before reimbursements and credits	1.33%	2.08%
Net investment income, net of reimbursements and credits(4)	1.67%	1.53	%(5)
Net investment income (loss), before reimbursements and credits	0.77%	(0.12	)%(5)
Portfolio Turnover Rate	15.08%	10.19%

(1)	Commenced investment operations on October 2, 2017.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2018 and for the period from October 2, 2017 (commencement of operations) to March 31, 2018. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced investment operations on October 2, 2017, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

EQUITY FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4%

Aerospace & Defense – 4.9%

Boeing (The) Co.	10,430	$3,879

Harris Corp.	12,455	2,107

Lockheed Martin Corp.	15,357	5,313
		11,299

Apparel & Textile Products – 0.8%

VF Corp.	20,875	1,951

Asset Management – 1.1%

Ameriprise Financial, Inc.	9,268	1,368

Franklin Resources, Inc.	36,036	1,096
		2,464

Banking – 5.3%

Citigroup, Inc.	19,441	1,395

JPMorgan Chase & Co.	72,021	8,127

PNC Financial Services Group (The), Inc.	20,268	2,760
		12,282

Biotechnology & Pharmaceuticals – 11.1%

AbbVie, Inc.	48,947	4,629

Allergan PLC	7,185	1,369

Amgen, Inc.	6,255	1,297

Bristol-Myers Squibb Co.	63,291	3,929

Gilead Sciences, Inc.	55,403	4,278

Johnson & Johnson	13,675	1,889

Merck & Co., Inc.	23,288	1,652

Pfizer, Inc.	146,603	6,461
		25,504

Chemicals – 0.9%

LyondellBasell Industries N.V., Class A	19,766	2,026

Commercial Services – 0.8%

H&R Block, Inc.	72,035	1,855

Consumer Products – 4.2%

Altria Group, Inc.	81,857	4,937

Energizer Holdings, Inc.	22,666	1,329

General Mills, Inc.	27,986	1,201

Kimberly-Clark Corp.	20,155	2,291
		9,758

Electrical Equipment – 0.6%

Emerson Electric Co.	19,066	1,460

Forest & Paper Products – 0.5%

Domtar Corp.	21,692	1,132

Gaming, Lodging & Restaurants – 0.8%

Las Vegas Sands Corp.	30,443	1,806

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued

Hardware – 10.9%

Apple, Inc.	53,011	$11,967

Cisco Systems, Inc.	117,968	5,739

HP, Inc.	142,387	3,669

NetApp, Inc. (1)	26,700	2,293

Seagate Technology PLC	30,340	1,437
		25,105

Health Care Facilities & Services – 1.1%

Aetna, Inc.	5,547	1,125

Cigna Corp.	6,318	1,316
		2,441

Industrial Services – 0.6%

MSC Industrial Direct Co., Inc., Class A	15,890	1,400

Insurance – 3.1%

Aflac, Inc.	84,704	3,987

Allstate (The) Corp.	29,888	2,950

Berkshire Hathaway, Inc., Class B *	656	140
		7,077

Machinery – 0.7%

Illinois Tool Works, Inc.	11,857	1,673

Media – 2.9%

Alphabet, Inc., Class A *(1)	2,755	3,326

Facebook, Inc., Class A *(1)	6,106	1,004

Omnicom Group, Inc.	14,600	993

Walt Disney (The) Co.	10,590	1,238
		6,561

Medical Equipment & Devices – 0.8%

Baxter International, Inc.	24,786	1,911

Oil, Gas & Coal – 7.6%

Chevron Corp.	27,212	3,328

Exxon Mobil Corp.	69,631	5,920

Halliburton Co.	27,345	1,108

Occidental Petroleum Corp.	32,131	2,640

Phillips 66	12,158	1,371

RPC, Inc.	22,160	343

Valero Energy Corp.	24,979	2,841
		17,551

Real Estate Investment Trusts – 5.6%

Brixmor Property Group, Inc.	73,399	1,285

Chimera Investment Corp.	45,430	824

Host Hotels & Resorts, Inc.	49,592	1,046

National Retail Properties, Inc.	43,959	1,970

New Residential Investment Corp.	52,460	935

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued

Real Estate Investment Trusts – 5.6% – continued

Outfront Media, Inc.	48,676	$971

Park Hotels & Resorts, Inc.	51,898	1,703

Senior Housing Properties Trust	88,598	1,556

Simon Property Group, Inc.	10,373	1,833

Two Harbors Investment Corp.	53,151	794
		12,917

Retail – Consumer Staples – 1.5%

Walmart, Inc.	36,690	3,446

Retail – Discretionary – 7.4%

Amazon.com, Inc. *(1)	1,829	3,664

Home Depot (The), Inc.	32,406	6,713

Kohl’s Corp. (1)	25,259	1,883

L Brands, Inc.	46,183	1,399

Macy’s, Inc. (1)	92,481	3,212

Nordstrom, Inc.	920	55
		16,926

Semiconductors – 5.2%

Applied Materials, Inc.	13,720	530

Intel Corp.	42,825	2,025

KLA-Tencor Corp. (1)	27,101	2,757

Texas Instruments, Inc.	42,311	4,540

Xilinx, Inc. (1)	27,258	2,185
		12,037

Software – 4.1%

CDK Global, Inc.	23,221	1,453

Citrix Systems, Inc. *	16,468	1,831

Intuit, Inc.	7,732	1,758

Microsoft Corp.	38,648	4,420
		9,462

Specialty Finance – 3.5%

American Express Co.	31,107	3,313

Mastercard, Inc., Class A	13,500	3,005

Navient Corp.	120,514	1,624
		7,942

Technology Services – 4.4%

Accenture PLC, Class A	9,925	1,689

International Business Machines Corp.	30,689	4,640

Paychex, Inc.	52,895	3,896
		10,225

Telecom – 2.4%

Verizon Communications, Inc.	104,013	5,553

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued

Transportation Equipment – 0.8%

Cummins, Inc.	13,278	$1,940

Utilities – 4.8%

CenterPoint Energy, Inc.	64,548	1,785

DTE Energy Co.	13,689	1,494

Edison International	29,135	1,972

Entergy Corp.	30,753	2,495

Exelon Corp.	38,947	1,700

FirstEnergy Corp.	33,051	1,228

SCANA Corp.	7,654	298
		10,972
Total Common Stocks
(Cost $170,297)		226,676

INVESTMENT COMPANIES – 1.4%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (2)(3)	3,303,852	3,304
Total Investment Companies
(Cost $3,304)		3,304

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 2.11%, 1/10/19 (4)(5)	$210	$209
Total Short-Term Investments
(Cost $209)		209

Total Investments – 99.9%
(Cost $173,810)		230,189

Other Assets less Liabilities – 0.1%		161
NET ASSETS – 100.0%		$230,350

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2018 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini S&P 500	23	$3,357	Long	12/18	$28

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2018 the Fund had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	VALUE (000s)
Alphabet, Inc., Exp. Date 11/16/18, Strike Price $1,325.00	(27)	$2,799	$(21)
Amazon.com, Inc., Exp. Date 11/16/18, Strike Price $2,250.00	(18)	3,127	(36)
Facebook, Inc., Exp. Date 11/16/18, Strike Price $190.00	(61)	1,003	(8)
KLA-Tencor Corp., Exp. Date 10/19/18, Strike Price $120.00	(135)	1,373	– *
Kohl’s Corp., Exp. Date 11/18/18, Strike Price $85.00	(126)	990	(6)
Macy’s, Inc., Exp. Date 11/16/18, Strike Price $42.00	(70)	243	(2)
NetApp, Inc., Exp. Date 11/16/18, Strike Price $95.00	(133)	1,142	(15)
Xilinx, Inc., Exp. Date 10/19/18, Strike Price $82.50	(272)	2,181	(31)

Total Written Option Contracts			$(119)

(Premiums Received (000s) $127)

* Amount rounds to less than one thousand.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	5.3%
Consumer Discretionary	9.9
Consumer Staples	5.8
Energy	7.7
Financials	12.9
Health Care	13.2
Industrials	7.8
Information Technology	26.5
Materials	1.5
Real Estate	4.6
Utilities	4.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$226,676	$–	$–	$226,676
Investment Companies	3,304	–	–	3,304
Short-Term Investments	–	209	–	209
Total Investments	$229,980	$209	$–	$230,189

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$28	$–	$–	$28
Liabilities
Written Options	$(119)	$–	$–	$(119)
Total Other Financial Instruments	$(91)	$–	$–	$(91)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1)

Australia – 5.4%

AGL Energy Ltd.	24,669	$348

Australia & New Zealand Banking Group Ltd.	134,168	2,727

BHP Billiton Ltd.	32,287	804

Caltex Australia Ltd.	1,957	42

CIMIC Group Ltd.	9,469	351

Crown Resorts Ltd.	41,911	414

CSL Ltd.	2,501	362

Flight Centre Travel Group Ltd.	37,449	1,433

Fortescue Metals Group Ltd.	140,809	399

Macquarie Group Ltd.	31,113	2,817

Santos Ltd.	75,455	395

SEEK Ltd.	3,382	51

Sonic Healthcare Ltd.	30,912	558

South32 Ltd.	437,479	1,234

Telstra Corp. Ltd.	112,467	259

Wesfarmers Ltd.	16,241	585
		12,779

Austria – 0.9%

Raiffeisen Bank International A.G.	66,907	1,924

voestalpine A.G.	4,071	186
		2,110

Belgium – 0.6%

Colruyt S.A.	997	57

Proximus SADP	60,703	1,450
		1,507

Canada – 8.6%

Canadian Imperial Bank of Commerce	32,805	3,074

Canadian National Railway Co.	17,035	1,529

Canadian Natural Resources Ltd.	22,903	748

Constellation Software, Inc.	796	585

Encana Corp.	3,012	39

Fairfax Financial Holdings Ltd.	3,744	2,034

Husky Energy, Inc.	125,098	2,197

Hydro One Ltd. (2)	22,972	349

Magna International, Inc.	12,639	664

Methanex Corp.	26,286	2,075

Metro, Inc.	21,176	659

National Bank of Canada	53,942	2,694

Onex Corp.	20,519	1,403

Suncor Energy, Inc.	58,381	2,259
		20,309

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

China – 0.6%

Yangzijiang Shipbuilding Holdings Ltd.	1,634,300	$1,477

Denmark – 1.3%

Novo Nordisk A/S, Class B	11,496	541

Vestas Wind Systems A/S	27,145	1,833

William Demant Holding A/S *	16,129	606
		2,980

Finland – 1.2%

Neste OYJ	2,198	181

UPM-Kymmene OYJ	66,350	2,600
		2,781

France – 9.3%

Atos S.E.	1,468	175

AXA S.A.	14,310	384

BNP Paribas S.A.	50,108	3,062

Bouygues S.A.	23,869	1,031

Cie Generale des Etablissements Michelin S.C.A.	16,367	1,954

CNP Assurances	96,833	2,332

Covivio	14,103	1,469

Dassault Aviation S.A.	1,050	1,941

Electricite de France S.A.	26,112	458

Engie S.A.	43,454	638

Eutelsat Communications S.A.	66,669	1,574

L’Oreal S.A.	5,747	1,384

LVMH Moet Hennessy Louis Vuitton S.E.	4,448	1,570

Publicis Groupe S.A.	1,431	85

Sanofi	43,493	3,880
		21,937

Germany – 7.1%

BASF S.E.	38,458	3,418

Bayer A.G. (Registered)	14,394	1,279

Bayerische Motoren Werke A.G. (OTC Exchange)	26,318	2,371

Covestro A.G. (2)	22,607	1,833

Deutsche Lufthansa A.G. (Registered)	19,438	478

E.ON S.E.	9,370	95

HUGO BOSS A.G.	27,544	2,121

RWE A.G.	16,100	397

SAP S.E.	25,910	3,189

Siemens A.G. (Registered)	4,620	591

Uniper S.E.	11,490	353

Vonovia S.E.	16,007	782
		16,907

See Notes to the Financial Statements.

EQUITY FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

Hong Kong – 2.6%

Bank of East Asia (The) Ltd.	9,853	$37

CK Asset Holdings Ltd.	261,458	1,951

CLP Holdings Ltd.	47,653	558

Hang Seng Bank Ltd.	3,560	96

HK Electric Investments & HK Electric Investments Ltd.	296,779	300

Hong Kong & China Gas Co. Ltd.	9,050	18

Kerry Properties Ltd.	149,411	507

Link REIT	100,607	990

NWS Holdings Ltd.	237,191	469

WH Group Ltd. (2)	1,667,667	1,174

Wharf Holdings (The) Ltd.	15,316	41
		6,141

Israel – 1.6%

Bank Leumi Le-Israel B.M.	201,909	1,330

Check Point Software Technologies Ltd. *	20,083	2,363
		3,693

Italy – 1.2%

Atlantia S.p.A.	19,771	409

Enel S.p.A.	77,281	395

Mediobanca Banca di Credito Finanziario S.p.A.	59,301	591

Poste Italiane S.p.A. (2)	66,583	532

UniCredit S.p.A.	65,052	975
		2,902

Japan – 21.9%

ABC-Mart, Inc.	35,800	1,991

AGC, Inc.	10,000	415

Alfresa Holdings Corp.	101,409	2,714

Asahi Group Holdings Ltd.	39,200	1,699

Astellas Pharma, Inc.	88,000	1,535

Bridgestone Corp.	43,610	1,648

Brother Industries Ltd.	75,222	1,486

Canon, Inc.	39,200	1,241

Central Japan Railway Co.	13,339	2,778

Chubu Electric Power Co., Inc.	9,400	142

Daito Trust Construction Co. Ltd.	5,320	684

Daiwa House Industry Co. Ltd.	32,100	952

East Japan Railway Co.	10,600	985

Electric Power Development Co. Ltd.	2,877	80

Hitachi High-Technologies Corp.	10,800	372

Honda Motor Co. Ltd.	9,400	285

ITOCHU Corp.	126,227	2,311

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

Japan – 21.9% – continued

Japan Airlines Co. Ltd.	7,100	$255

KDDI Corp.	48,619	1,343

Kirin Holdings Co. Ltd.	69,200	1,773

Marubeni Corp.	69,100	633

Medipal Holdings Corp.	600	13

MINEBEA MITSUMI, Inc.	12,000	218

Mitsubishi Chemical Holdings Corp.	255,600	2,446

Mitsubishi Corp.	49,800	1,535

Mitsui & Co. Ltd.	28,400	505

Mizuho Financial Group, Inc.	1,129,000	1,969

Nippon Telegraph & Telephone Corp.	3,767	170

Nomura Real Estate Holdings, Inc.	17,700	357

NSK Ltd.	53,800	617

NTT DOCOMO, Inc.	20,200	543

ORIX Corp.	41,900	679

Osaka Gas Co. Ltd.	10,700	209

Resona Holdings, Inc.	152,400	856

Subaru Corp.	60,000	1,838

Sumitomo Heavy Industries Ltd.	33,900	1,210

Sumitomo Mitsui Financial Group, Inc.	72,900	2,942

Suntory Beverage & Food Ltd.	30,476	1,288

TDK Corp.	22,091	2,410

Tokyo Electric Power Co. Holdings, Inc. *	70,500	346

Tokyo Electron Ltd.	9,482	1,301

Tokyo Gas Co. Ltd.	13,162	324

Tosoh Corp.	57,544	886

Toyota Motor Corp.	62,400	3,871
		51,855

Netherlands – 5.5%

ABN AMRO Group N.V. – CVA (Amsterdam Exchange) (2)	60,423	1,645

Aegon N.V.	235,749	1,529

ArcelorMittal	15,687	487

Koninklijke Ahold Delhaize N.V.	40,097	919

NN Group N.V.	57,085	2,543

Royal Dutch Shell PLC, Class B	170,742	5,975
		13,098

New Zealand – 0.4%

Spark New Zealand Ltd.	328,996	883

Norway – 1.8%

Equinor ASA	109,047	3,074

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

Norway – 1.8% – continued

Marine Harvest ASA	5,063	$118

Orkla ASA	120,412	1,017
		4,209

Portugal – 0.2%

EDP – Energias de Portugal S.A.	101,761	376

Singapore – 1.5%

ComfortDelGro Corp. Ltd.	145,570	258

DBS Group Holdings Ltd.	31,000	590

United Overseas Bank Ltd.	140,657	2,780
		3,628

Spain – 3.8%

ACS Actividades de Construccion y Servicios S.A.	58,086	2,462

Amadeus IT Group S.A.	33,914	3,147

Endesa S.A.	16,129	348

Iberdrola S.A.	60,242	441

Naturgy Energy Group S.A.	1,432	39

Repsol S.A.	129,663	2,584
		9,021

Sweden – 3.3%

ICA Gruppen AB	11,169	354

Kinnevik AB, Class B	34,591	1,045

Modern Times Group MTG AB, Class B	1,733	64

Sandvik AB	148,413	2,634

SKF AB, Class B	50,612	997

Swedish Match AB	46,218	2,365

Volvo AB, Class B	18,564	328
		7,787

Switzerland – 6.4%

Adecco Group A.G. (Registered)	33,515	1,758

Nestle S.A. (Registered)	47,974	3,996

Novartis A.G. (Registered)	23,874	2,057

Roche Holding A.G. (Genusschein)	20,216	4,892

Swisscom A.G. (Registered)	5,440	2,469
		15,172

United Kingdom – 13.5%

3i Group PLC	143,102	1,754

Anglo American PLC	95,334	2,135

Barratt Developments PLC	63,334	468

Berkeley Group Holdings (The) PLC	20,961	1,005

BP PLC	73,042	560

BT Group PLC	152,991	449

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

United Kingdom – 13.5% – continued

easyJet PLC	60,363	$1,033

Fiat Chrysler Automobiles N.V. *	24,999	438

GlaxoSmithKline PLC	190,181	3,810

HSBC Holdings PLC	46,116	403

Imperial Brands PLC	46,135	1,605

J Sainsbury PLC	362,125	1,518

Legal & General Group PLC	738,490	2,521

Lloyds Banking Group PLC	3,862,241	2,980

National Grid PLC	40,538	418

Next PLC	4,947	354

Persimmon PLC	69,319	2,135

Rio Tinto PLC	30,767	1,552

Royal Mail PLC	240,873	1,496

Smith & Nephew PLC	51,086	931

Smiths Group PLC	32,898	641

SSE PLC	31,107	464

Tesco PLC	257,192	803

Unilever N.V. – CVA	27,107	1,509

Vodafone Group PLC	68,341	147

Wm Morrison Supermarkets PLC	218,400	738
		31,867

United States – 0.0%

Shire PLC	41	2
Total Common Stocks
(Cost $245,033)		233,421

PREFERRED STOCKS – 0.1% (1)

Germany – 0.1%

Henkel A.G. & Co. KGaA, 1.78% (3)	2,812	330

Schaeffler A.G., 5.09% (3)	2,838	36
		366
Total Preferred Stocks
(Cost $406)		366

See Notes to the Financial Statements.

EQUITY FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.1%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (4)(5)	170,555	$171
Total Investment Companies
(Cost $171)		171

Total Investments – 98.9%
(Cost $245,610)		233,958

Other Assets less Liabilities – 1.1%		2,530
Net Assets – 100.0%		$236,488

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2018 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
Euro Stoxx 50 (Euro)	31	$1,219	Long	12/18	$19
FTSE 100 Index (British Pound)	4	390	Long	12/18	12
SPI 200 Index (Australian Dollar)	3	336	Long	12/18	2
Yen Denominated Nikkei 225 (Japanese Yen)	6	638	Long	12/18	39

Total					$72

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	4.1%
Consumer Discretionary	10.5
Consumer Staples	10.2
Energy	7.7
Financials	21.5
Health Care	9.9
Industrials	14.2
Information Technology	7.0
Materials	8.6
Real Estate	3.3
Utilities	3.0

Total	100.0%

At September 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	28.6%
Japanese Yen	22.2
British Pound	15.3
Canadian Dollar	8.7
Swiss Franc	6.5
Australian Dollar	5.5
All other currencies less than 5%	13.2

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Australia	$302	$12,477	$–	$12,779
Canada	20,309	–	–	20,309
Germany	7,466	9,441	–	16,907
Israel	2,363	1,330	–	3,693
Italy	532	2,370	–	2,902
Japan	11,498	40,357	–	51,855
Norway	1,135	3,074	–	4,209
Spain	39	8,982	–	9,021
Switzerland	2,469	12,703	–	15,172
All Other Countries (1)	–	96,574	–	96,574
Total Common Stocks	46,113	187,308	–	233,421
Preferred Stocks (1)	–	366	–	366
Investment Companies	171	–	–	171
Total Investments	$46,284	$187,674	$–	$233,958

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$72	$–	$–	$72

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5%

Aerospace & Defense – 2.1%

Boeing (The) Co.	10,349	$3,849

Huntington Ingalls Industries, Inc.	6,954	1,781
		5,630

Apparel & Textile Products – 0.7%

Michael Kors Holdings Ltd. *	24,901	1,707

VF Corp.	24	2
		1,709

Automotive – 0.4%

Lear Corp.	7,473	1,084

Banking – 6.0%

Bank of America Corp.	72,889	2,147

CIT Group, Inc.	11,138	575

Citigroup, Inc.	49,466	3,549

Citizens Financial Group, Inc.	41,125	1,586

Fifth Third Bancorp	57,526	1,606

JPMorgan Chase & Co.	22,418	2,530

Regions Financial Corp.	95,148	1,746

SunTrust Banks, Inc.	12,639	844

Wells Fargo & Co.	22,241	1,169
		15,752

Biotechnology & Pharmaceuticals – 8.0%

AbbVie, Inc.	13,903	1,315

Amgen, Inc.	16,091	3,336

Bristol-Myers Squibb Co.	38,716	2,403

Eli Lilly & Co.	8,806	945

Gilead Sciences, Inc.	32,256	2,490

Johnson & Johnson	40,899	5,651

Merck & Co., Inc.	2,816	200

Pfizer, Inc.	105,237	4,638
		20,978

Chemicals – 2.5%

3M Co.	11,465	2,416

DowDuPont, Inc.	2,590	167

Huntsman Corp.	46,389	1,263

LyondellBasell Industries N.V., Class A	17,057	1,748

PPG Industries, Inc.	9,860	1,076
		6,670

Commercial Services – 1.3%

H&R Block, Inc.	57,914	1,491

Robert Half International, Inc.	26,290	1,851
		3,342

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Consumer Products – 4.4%

Altria Group, Inc.	15,121	$912

Campbell Soup Co.	29,338	1,075

Clorox (The) Co.	11,722	1,763

Coca-Cola (The) Co.	5,828	269

General Mills, Inc.	31,337	1,345

Herbalife Nutrition Ltd. *	27,698	1,511

Kimberly-Clark Corp.	14,778	1,679

PepsiCo, Inc.	22,807	2,550

Procter & Gamble (The) Co.	6,740	561
		11,665

Electrical Equipment – 0.7%

Ingersoll-Rand PLC	18,443	1,887

Gaming, Lodging & Restaurants – 0.9%

Las Vegas Sands Corp.	18,810	1,116

Marriott International, Inc., Class A	8,453	1,116
		2,232

Hardware – 7.4%

Apple, Inc.	52,125	11,767

Cisco Systems, Inc.	85,767	4,172

HP, Inc.	88,038	2,269

Seagate Technology PLC	29,200	1,383
		19,591

Health Care Facilities & Services – 3.8%

Anthem, Inc.	1,747	479

Cigna Corp.	11,081	2,308

Express Scripts Holding Co. *	25,664	2,438

Humana, Inc.	1,396	472

UnitedHealth Group, Inc.	16,496	4,389
		10,086

Home & Office Products – 1.7%

Masco Corp.	39,342	1,440

PulteGroup, Inc.	52,350	1,297

Snap-on, Inc.	9,333	1,713
		4,450

Industrial Services – 1.0%

HD Supply Holdings, Inc. *	13,928	596

W.W. Grainger, Inc.	5,663	2,024
		2,620

Institutional Financial Services – 2.3%

Bank of New York Mellon (The) Corp.	4,941	252

Goldman Sachs Group (The), Inc.	10,096	2,264

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Institutional Financial Services – 2.3% – continued

Morgan Stanley	42,384	$1,974

State Street Corp.	19,192	1,608
		6,098

Insurance – 4.0%

Aflac, Inc.	42,037	1,979

American International Group, Inc.	21,829	1,162

Assured Guaranty Ltd.	9,942	420

Berkshire Hathaway, Inc., Class B *	12,634	2,705

MetLife, Inc.	42,168	1,970

Prudential Financial, Inc.	17,061	1,728

Voya Financial, Inc.	11,837	588
		10,552

Iron & Steel – 0.3%

Steel Dynamics, Inc.	19,399	877

Machinery – 0.3%

Illinois Tool Works, Inc.	5,891	831

Media – 6.3%

Alphabet, Inc., Class A *	4,962	5,989

Booking Holdings, Inc. *	849	1,684

Comcast Corp., Class A	2,444	87

Facebook, Inc., Class A *	17,066	2,807

Netflix, Inc. *	86	32

Omnicom Group, Inc.	23,552	1,602

VeriSign, Inc. *	779	125

Viacom, Inc., Class B	25,690	867

Walt Disney (The) Co.	29,587	3,460
		16,653

Medical Equipment & Devices – 3.1%

Abbott Laboratories	13,961	1,024

Baxter International, Inc.	27,290	2,104

IDEXX Laboratories, Inc. *	8,795	2,196

Varian Medical Systems, Inc. *	14,365	1,608

Waters Corp. *	6,849	1,333
		8,265

Metals & Mining – 0.5%

Alcoa Corp. *	30,352	1,226

Freeport-McMoRan, Inc.	6,136	86
		1,312

Oil, Gas & Coal – 5.9%

Chevron Corp.	32,397	3,961

ConocoPhillips	35,810	2,772

Exxon Mobil Corp.	35,024	2,978

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Oil, Gas & Coal – 5.9% – continued

HollyFrontier Corp.	7,269	$508

Marathon Petroleum Corp.	19,866	1,589

Phillips 66	14,112	1,591

Schlumberger Ltd.	2,888	176

TechnipFMC PLC (New York Exchange)	1,222	38

Valero Energy Corp.	17,690	2,012
		15,625

Passenger Transportation – 1.3%

Delta Air Lines, Inc.	32,704	1,891

Southwest Airlines Co.	23,778	1,485
		3,376

Real Estate – 0.4%

Jones Lang LaSalle, Inc.	6,712	969

Real Estate Investment Trusts – 2.2%

Host Hotels & Resorts, Inc.	81,319	1,716

Park Hotels & Resorts, Inc.	47,435	1,557

Simon Property Group, Inc.	4,682	827

Weyerhaeuser Co.	48,772	1,574
		5,674

Retail – Consumer Staples – 3.0%

Target Corp.	25,264	2,229

Walgreens Boots Alliance, Inc.	32,639	2,379

Walmart, Inc.	33,532	3,149
		7,757

Retail – Discretionary – 6.6%

Amazon.com, Inc. *	3,833	7,677

Best Buy Co., Inc.	25,164	1,997

eBay, Inc. *	49,544	1,636

Gap (The), Inc.	50,046	1,444

Home Depot (The), Inc.	4,101	850

Kohl’s Corp.	19,845	1,479

Lowe’s Cos., Inc.	11,419	1,311

Signet Jewelers Ltd.	15,001	989
		17,383

Semiconductors – 4.0%

Applied Materials, Inc.	40,716	1,574

Intel Corp.	77,303	3,656

KLA-Tencor Corp.	15,692	1,596

Lam Research Corp.	9,529	1,445

Micron Technology, Inc. *	857	39

See Notes to the Financial Statements.

EQUITY FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Semiconductors – 4.0% – continued

NVIDIA Corp.	46	$13

Texas Instruments, Inc.	21,551	2,312
		10,635

Software – 6.0%

CA, Inc.	23,391	1,033

Citrix Systems, Inc. *	16,315	1,813

Microsoft Corp.	98,541	11,270

Oracle Corp.	32,871	1,695
		15,811

Specialty Finance – 2.4%

Capital One Financial Corp.	20,190	1,916

Mastercard, Inc., Class A	1,586	353

Navient Corp.	65,733	886

Total System Services, Inc.	20,295	2,004

Visa, Inc., Class A	7,214	1,083
		6,242

Technology Services – 3.3%

Accenture PLC, Class A	16,822	2,863

Cognizant Technology Solutions Corp., Class A	23,643	1,824

Dun & Bradstreet (The) Corp.	7,445	1,061

International Business Machines Corp.	18,559	2,806
		8,554

Telecom – 1.9%

AT&T, Inc.	32,042	1,076

Verizon Communications, Inc.	71,287	3,806
		4,882

Transportation & Logistics – 1.0%

C.H. Robinson Worldwide, Inc.	18,072	1,769

Landstar System, Inc.	6,030	736
		2,505

Transportation Equipment – 0.7%

Cummins, Inc.	11,720	1,712

Utilities – 3.1%

AES Corp.	113,187	1,584

Ameren Corp.	26,558	1,679

CenterPoint Energy, Inc.	612	17

Edison International	1,494	101

Entergy Corp.	218	17

Exelon Corp.	29,680	1,296

FirstEnergy Corp.	48,741	1,812

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Utilities – 3.1% – continued

NRG Energy, Inc.	17,588	$658

Public Service Enterprise Group, Inc.	21,099	1,114
		8,278
Total Common Stocks
(Cost $205,267)		261,687

INVESTMENT COMPANIES – 0.4%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.87% (1)(2)	1,098,554	1,099
Total Investment Companies
(Cost $1,099)		1,099

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 2.11%, 1/10/19 (3)(4)	$190	$189
Total Short-Term Investments
(Cost $189)		189

Total Investments – 100.0%
(Cost $206,555)		262,975

Other Assets less Liabilities – 0.0%		68
NET ASSETS – 100.0%		$263,043

(1)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2018 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini S&P 500	8	$1,168	Long	12/18	$10

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	7.6%
Consumer Discretionary	11.1
Consumer Staples	6.6
Energy	6.0
Financials	13.4
Health Care	15.0
Industrials	10.3
Information Technology	21.8
Materials	2.5
Real Estate	2.5
Utilities	3.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$261,687	$–	$–	$261,687
Investment Companies	1,099	–	–	1,099
Short-Term Investments	–	189	–	189
Total Investments	$262,786	$189	$–	$262,975

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$10	$–	$–	$10

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0%

Aerospace & Defense – 0.3%

United Technologies Corp.	1,958	$274

Apparel & Textile Products – 0.7%

Michael Kors Holdings Ltd. *	8,983	616

Automotive – 0.7%

Gentex Corp.	28,688	616

Banking – 11.1%

Bank of America Corp.	49,308	1,453

Citigroup, Inc.	36,954	2,651

Fifth Third Bancorp	26,050	727

JPMorgan Chase & Co.	35,161	3,968

US Bancorp	9,795	517

Wells Fargo & Co.	21,994	1,156
		10,472

Biotechnology & Pharmaceuticals – 9.9%

Allergan PLC	1,818	346

Biogen, Inc. *	1,405	496

Gilead Sciences, Inc.	7,516	580

Johnson & Johnson	17,460	2,413

Merck & Co., Inc.	31,477	2,233

Mylan N.V. *	1,087	40

Pfizer, Inc.	72,595	3,199
		9,307

Chemicals – 1.4%

Huntsman Corp.	21,072	574

Univar, Inc. *	24,937	764
		1,338

Commercial Services – 0.7%

ManpowerGroup, Inc.	8,110	697

Consumer Products – 2.7%

Archer-Daniels-Midland Co.	4,924	248

Flowers Foods, Inc.	12,563	234

Nu Skin Enterprises, Inc., Class A	8,948	738

Procter & Gamble (The) Co.	16,021	1,333
		2,553

Electrical Equipment – 0.9%

Acuity Brands, Inc.	1,765	277

Eaton Corp. PLC	2,276	197

General Electric Co.	29,103	329
		803

Forest & Paper Products – 0.8%

Domtar Corp.	14,103	736

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Gaming, Lodging & Restaurants – 0.8%

Hyatt Hotels Corp., Class A	9,162	$729

Hardware – 2.3%

Cisco Systems, Inc.	39,481	1,921

FLIR Systems, Inc.	1,463	90

Juniper Networks, Inc.	5,371	161

Western Digital Corp.	602	35
		2,207

Health Care Facilities & Services – 2.4%

Cardinal Health, Inc.	900	49

Cigna Corp.	2,627	547

CVS Health Corp.	599	47

Express Scripts Holding Co. *	12,118	1,151

McKesson Corp.	3,760	499
		2,293

Home & Office Products – 1.2%

PulteGroup, Inc.	24,729	613

Toll Brothers, Inc.	15,691	518
		1,131

Industrial Services – 0.8%

MSC Industrial Direct Co., Inc., Class A	8,029	707

Institutional Financial Services – 4.2%

Bank of New York Mellon (The) Corp.	19,457	992

Goldman Sachs Group (The), Inc.	7,822	1,754

Morgan Stanley	8,918	415

State Street Corp.	9,137	766
		3,927

Insurance – 6.2%

Aflac, Inc.	25,985	1,223

Allstate (The) Corp.	9,796	967

American International Group, Inc.	3,503	186

Assured Guaranty Ltd.	17,362	733

Berkshire Hathaway, Inc., Class B *	4,824	1,033

Loews Corp.	6,634	333

Principal Financial Group, Inc.	496	29

Unum Group	15,531	607

White Mountains Insurance Group Ltd.	770	721
		5,832

Iron & Steel – 1.8%

Nucor Corp.	11,469	728

Reliance Steel & Aluminum Co.	4,676	399

Steel Dynamics, Inc.	13,312	601
		1,728

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Machinery – 2.5%

Dover Corp.	9,275	$821

Oshkosh Corp.	7,768	553

Parker-Hannifin Corp.	198	37

Regal Beloit Corp.	8,543	704

Terex Corp.	5,869	234
		2,349

Media – 1.2%

Comcast Corp., Class A	18,066	640

Viacom, Inc., Class B	5,962	201

Walt Disney (The) Co.	2,613	306
		1,147

Medical Equipment & Devices – 3.3%

Abbott Laboratories	4,454	327

Baxter International, Inc.	9,892	763

Danaher Corp.	3,584	389

Medtronic PLC	14,735	1,449

Thermo Fisher Scientific, Inc.	556	136
		3,064

Metals & Mining – 0.7%

Alcoa Corp. *	9,432	381

Freeport-McMoRan, Inc.	15,391	214

Newmont Mining Corp.	1,714	52
		647

Oil, Gas & Coal – 10.5%

Apache Corp.	252	12

Chevron Corp.	24,799	3,032

Exxon Mobil Corp.	46,539	3,957

Helmerich & Payne, Inc.	10,823	744

HollyFrontier Corp.	7,413	518

Marathon Petroleum Corp.	1,934	155

PBF Energy, Inc., Class A	8,068	403

Valero Energy Corp.	9,139	1,039
		9,860

Passenger Transportation – 0.3%

Copa Holdings S.A., Class A	4,041	323

Real Estate Investment Trusts – 5.7%

AvalonBay Communities, Inc.	4,794	868

Host Hotels & Resorts, Inc.	38,123	804

Park Hotels & Resorts, Inc.	22,441	736

Prologis, Inc.	19,275	1,307

Retail Properties of America, Inc., Class A	56,496	689

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Real Estate Investment Trusts – 5.7% – continued

Senior Housing Properties Trust	12,401	$218

Ventas, Inc.	12,835	698
		5,320

Retail – Consumer Staples – 3.7%

Dollar Tree, Inc. *	1,381	113

Kroger (The) Co.	14,047	409

Walgreens Boots Alliance, Inc.	9,779	713

Walmart, Inc.	24,238	2,276
		3,511

Retail – Discretionary – 2.0%

eBay, Inc. *	3,653	121

Gap (The), Inc.	3,686	106

Kohl’s Corp.	9,628	718

Macy’s, Inc.	10,188	354

Urban Outfitters, Inc. *	7,053	288

Williams-Sonoma, Inc.	4,865	320
		1,907

Semiconductors – 3.0%

Analog Devices, Inc.	1,143	106

Applied Materials, Inc.	761	29

Intel Corp.	47,975	2,269

Lam Research Corp.	747	113

QUALCOMM, Inc.	3,095	223

Teradyne, Inc.	3,379	125
		2,865

Software – 2.8%

ANSYS, Inc. *	4,012	749

Cerner Corp. *	6,583	424

Oracle Corp.	28,778	1,484
		2,657

Specialty Finance – 3.3%

Ally Financial, Inc.	21,721	575

Capital One Financial Corp.	3,321	315

Fidelity National Information Services, Inc.	7,889	860

Navient Corp.	40,761	550

Synchrony Financial	25,745	800
		3,100

Technology Services – 2.2%

Cognizant Technology Solutions Corp., Class A	7,782	600

CoreLogic, Inc. *	3,389	168

See Notes to the Financial Statements.

EQUITY FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Technology Services – 2.2% – continued

DXC Technology Co.	885	$83

International Business Machines Corp.	7,785	1,177
		2,028

Telecom – 2.7%

AT&T, Inc.	42,566	1,429

Telephone & Data Systems, Inc.	23,416	712

Verizon Communications, Inc.	6,960	372
		2,513

Transportation Equipment – 0.9%

Cummins, Inc.	5,467	799

Utilities – 4.5%

DTE Energy Co.	7,422	810

Edison International	12,287	832

Exelon Corp.	32,805	1,432

OGE Energy Corp.	20,150	732

SCANA Corp.	213	8

Xcel Energy, Inc.	8,645	408
		4,222

Waste & Environment Services & Equipment – 0.8%

Pentair PLC	17,133	743
Total Common Stocks
(Cost $93,531)		93,021

INVESTMENT COMPANIES – 0.8%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (1)(2)	760,092	760
Total Investment Companies
(Cost $760)		760

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 2.11%, 1/10/19 (3)(4)	$150	$149
Total Short-Term Investments
(Cost $149)		149

Total Investments – 99.9%
(Cost $94,440)		93,930

Other Assets less Liabilities – 0.1%		67
NET ASSETS – 100.0%		$93,997

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2018 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini S&P 500	5	$730	Long	12/18	$6

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	3.9%
Consumer Discretionary	5.5
Consumer Staples	6.4
Energy	10.6
Financials	24.2
Health Care	16.2
Industrials	8.0
Information Technology	11.0
Materials	4.0
Real Estate	5.7
Utilities	4.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	SEPTEMBER 30, 2018 UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$93,021	$–	$–	$93,021
Investment Companies	760	–	–	760
Short-Term Investments	–	149	–	149
Total Investments	$93,781	$149	$–	$93,930

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$ 6	$–	$–	$ 6

(1)	Classifications as defined in the Schedule of Investments

See Notes to the Financial Statements.

EQUITY FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1%

Aerospace & Defense – 1.5%

AAR Corp.	8,621	$413

Aerojet Rocketdyne Holdings, Inc. *	12,902	438

Aerovironment, Inc. *	4,491	504

American Outdoor Brands Corp. *	7,581	118

Astronics Corp. *	6,924	301

Astronics Corp., Class B *	2,388	103

Axon Enterprise, Inc. *	13,603	931

Ducommun, Inc. *	2,931	120

Esterline Technologies Corp. *	7,540	686

KLX, Inc. *	13,484	846

Moog, Inc., Class A	7,796	670

MSA Safety, Inc.	6,456	687

Sturm Ruger & Co., Inc.	4,639	320

Woodward, Inc.	15,726	1,272
		7,409

Apparel & Textile Products – 0.9%

Albany International Corp., Class A	7,151	569

Crocs, Inc. *	18,917	403

Culp, Inc.	3,881	94

Deckers Outdoor Corp. *	5,454	647

Delta Apparel, Inc. *	8,300	148

Fossil Group, Inc. *	5,000	116

Movado Group, Inc.	3,362	141

Oxford Industries, Inc.	2,899	261

Perry Ellis International, Inc. *	2,518	69

Steven Madden Ltd.	13,820	731

Superior Group of Cos., Inc.	7,300	139

Unifi, Inc. *	6,538	185

Weyco Group, Inc.	3,302	116

Wolverine World Wide, Inc.	25,380	991
		4,610

Asset Management – 0.8%

Altisource Asset Management Corp. *	3,166	190

Artisan Partners Asset Management, Inc., Class A	8,478	275

Ashford, Inc. *	180	14

Associated Capital Group, Inc., Class A	439	19

B. Riley Financial, Inc.	1,630	37

Blucora, Inc. *	9,530	384

Cohen & Steers, Inc.	5,684	231

Diamond Hill Investment Group, Inc.	999	165

FRP Holdings, Inc. *	1,501	93

GAMCO Investors, Inc., Class A	10,656	250

Kennedy-Wilson Holdings, Inc.	20,765	446

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Asset Management – 0.8% – continued

Pzena Investment Management, Inc., Class A	4,272	$41

Safeguard Scientifics, Inc. *	2,953	28

Siebert Financial Corp. *	919	13

Stifel Financial Corp.	15,069	772

StoneCastle Financial Corp.	3,579	80

Virtus Investment Partners, Inc.	2,306	262

Waddell & Reed Financial, Inc., Class A	18,898	400

Westwood Holdings Group, Inc.	2,423	125

WisdomTree Investments, Inc.	21,976	186
		4,011

Automotive – 0.9%

Altra Industrial Motion Corp.	6,513	269

American Axle & Manufacturing Holdings, Inc. *	22,060	385

Cooper Tire & Rubber Co.	11,237	318

Cooper-Standard Holdings, Inc. *	3,399	408

Dana, Inc.	35,718	667

Dorman Products, Inc. *	9,428	725

Gentherm, Inc. *	8,936	406

Horizon Global Corp. *	2,425	17

Methode Electronics, Inc.	7,340	266

Miller Industries, Inc.	8,369	225

Modine Manufacturing Co. *	2,473	37

Standard Motor Products, Inc.	6,898	339

Strattec Security Corp.	111	4

Superior Industries International, Inc.	4,380	75

Tenneco, Inc.	14,161	597

Unique Fabricating, Inc.	300	2
		4,740

Banking – 10.5%

1st Source Corp.	5,468	288

Access National Corp.	9,277	251

Allegiance Bancshares, Inc. *	700	29

American National Bankshares, Inc.	2,647	103

Ameris Bancorp	5,606	256

Ames National Corp.	2,506	68

Anchor Bancorp, Inc. *	400	11

Arrow Financial Corp.	8,051	298

Athens Bancshares Corp.	2,700	130

Axos Financial, Inc. *	14,111	485

BancFirst Corp.	7,098	426

Banco Latinoamericano de Comercio Exterior S.A.	8,134	170

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Banking – 10.5% – continued

Bancorp (The), Inc. *	800	$8

BancorpSouth Bank	21,662	708

Bank of Hawaii Corp.	9,799	773

Bank of Marin Bancorp	3,881	326

Bank of South Carolina Corp.	1,034	21

BankFinancial Corp.	1,631	26

Bankwell Financial Group, Inc.	1,021	32

Banner Corp.	6,009	374

Bar Harbor Bankshares	4,244	122

BCB Bancorp, Inc.	508	7

Beneficial Bancorp, Inc.	18,515	313

Berkshire Bancorp, Inc. *	121	2

Berkshire Hills Bancorp, Inc.	9,113	371

Blue Hills Bancorp, Inc.	7,356	177

Boston Private Financial Holdings, Inc.	15,601	213

Bridge Bancorp, Inc.	3,779	125

Brookline Bancorp, Inc.	21,158	353

Bryn Mawr Bank Corp.	4,950	232

Burke & Herbert Bank & Trust Co.	20	57

C&F Financial Corp.	450	26

California First National Bancorp	1,539	26

Cambridge Bancorp	765	69

Camden National Corp.	3,960	172

Capital City Bank Group, Inc.	4,018	94

Capitol Federal Financial, Inc.	31,536	402

Carolina Financial Corp.	2,474	93

Cathay General Bancorp	17,944	744

CenterState Bank Corp.	7,668	215

Central Pacific Financial Corp.	4,598	122

Century Bancorp, Inc., Class A	4,870	352

Chemical Financial Corp.	13,153	702

Citizens & Northern Corp.	752	20

Citizens First Corp.	100	3

City Holding Co.	4,896	376

CoBiz Financial, Inc.	1,571	35

Columbia Banking System, Inc.	13,416	520

Commercial National Financial Corp.	121	3

Community Bank System, Inc.	13,886	848

Community Trust Bancorp, Inc.	5,760	267

ConnectOne Bancorp, Inc.	5,061	120

Customers Bancorp, Inc. *	9,399	221

CVB Financial Corp.	23,724	530

Dime Community Bancshares, Inc.	7,271	130

DNB Financial Corp.	4,481	165

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Banking – 10.5% – continued

Eagle Bancorp, Inc. *	6,814	$345

Eagle Financial Services, Inc.	100	4

Entegra Financial Corp. *	1,349	36

Enterprise Bancorp, Inc.	1,970	68

Enterprise Financial Services Corp.	2,569	136

ESSA Bancorp, Inc.	9,672	157

FCB Financial Holdings, Inc., Class A *	6,588	312

Fidelity Southern Corp.	1,625	40

Financial Institutions, Inc.	7,683	241

First BanCorp	7,836	317

First BanCorp, Inc.	2,996	87

First Bancshares (The), Inc.	1,605	63

First Busey Corp.	10,456	325

First Citizens BancShares, Inc., Class A	2,056	930

First Commonwealth Financial Corp.	19,919	321

First Community Bancshares, Inc.	4,615	156

First Connecticut Bancorp, Inc.	6,741	199

First Defiance Financial Corp.	13,630	410

First Financial Bancorp	15,594	463

First Financial Bankshares, Inc.	18,624	1,101

First Financial Corp.	2,586	130

First Financial Northwest, Inc.	699	12

First Foundation, Inc. *	5,400	84

First Internet Bancorp	7,356	224

First Interstate BancSystem, Inc., Class A	6,791	304

First Merchants Corp.	8,686	391

First Mid-Illinois Bancshares, Inc.	37	1

First Midwest Bancorp, Inc.	17,403	463

First Northwest Bancorp *	521	8

First of Long Island (The) Corp.	11,649	253

Flagstar Bancorp, Inc. *	4,060	128

Flushing Financial Corp.	4,457	109

FNB Corp.	77,507	986

Fulton Financial Corp.	39,605	659

German American Bancorp, Inc.	510	18

Glacier Bancorp, Inc.	16,886	728

Great Southern Bancorp, Inc.	5,207	288

Great Western Bancorp, Inc.	7,073	298

Guaranty Bancorp	849	25

Guaranty Federal Bancshares, Inc.	4,000	96

Hancock Whitney Corp.	17,434	829

Hanmi Financial Corp.	9,351	233

Hawthorn Bancshares, Inc.	1,114	25

Heartland Financial USA, Inc.	5,937	345

See Notes to the Financial Statements.

EQUITY FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Banking – 10.5% – continued

Heritage Financial Corp.	1,052	$37

Hilltop Holdings, Inc.	16,874	340

Hingham Institution for Savings	65	14

Home Bancorp, Inc.	200	9

Home BancShares, Inc.	29,972	656

Home Federal Bancorp, Inc.	2,715	92

HomeTrust Bancshares, Inc. *	1,200	35

Hope Bancorp, Inc.	22,659	366

IBERIABANK Corp.	10,589	861

Independent Bank Corp.	7,684	635

Independent Bank Corp. (Frankfurt Exchange)	4,490	106

Independent Bank Group, Inc.	3,881	257

International Bancshares Corp.	9,127	411

Investors Bancorp, Inc.	90,857	1,115

Kearny Financial Corp.	29,068	403

Kentucky First Federal Bancorp	724	6

Lake Shore Bancorp, Inc.	300	5

Lakeland Bancorp, Inc.	7,652	138

Lakeland Financial Corp.	4,905	228

Landmark Bancorp, Inc.	5,528	160

LegacyTexas Financial Group, Inc.	17,083	728

Malvern Bancorp, Inc. *(1)	9	–

MB Financial, Inc.	16,885	779

Mercantile Bank Corp.	5,314	177

Meridian Bancorp, Inc.	14,892	253

Metropolitan Bank Holding Corp. *	200	8

Midland States Bancorp, Inc.	1,200	39

MidSouth Bancorp, Inc.	762	12

MidWestOne Financial Group, Inc.	564	19

MSB Financial Corp.	2,350	48

MutualFirst Financial, Inc.	737	27

NASB Financial, Inc.	4,247	172

National Bank Holdings Corp., Class A	7,960	300

National Bankshares, Inc.	1,751	80

National Commerce Corp. *	4,595	190

NBT Bancorp, Inc.	9,321	358

Nicolet Bankshares, Inc. *	200	11

Northeast Community Bancorp, Inc.	897	11

Northfield Bancorp, Inc.	14,912	237

Northrim BanCorp, Inc.	3,009	125

Northwest Bancshares, Inc.	16,271	282

NorthWest Indiana Bancorp	700	31

Norwood Financial Corp.	2,973	116

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Banking – 10.5% – continued

OceanFirst Financial Corp.	5,848	$159

OFG Bancorp	7,028	113

Ohio Valley Banc Corp.	719	26

Old Line Bancshares, Inc.	2,900	92

Old National Bancorp	37,091	716

Old Second Bancorp, Inc.	10,590	164

Opus Bank	2,146	59

Oritani Financial Corp.	15,377	239

Pacific Premier Bancorp, Inc. *	8,593	320

Park National Corp.	2,120	224

Peapack Gladstone Financial Corp.	4,293	133

Penns Woods Bancorp, Inc.	100	4

Peoples Bancorp, Inc.	800	28

Peoples Financial Corp.	236	3

Peoples Financial Services Corp.	408	17

People’s Utah Bancorp	1,600	54

Poage Bankshares, Inc.	2,400	61

Preferred Bank	2,554	149

Premier Financial Bancorp, Inc.	2,418	45

Prosperity Bancshares, Inc.	15,654	1,086

Provident Bancorp, Inc. *(1)	9	–

Provident Financial Services, Inc.	14,624	359

Prudential Bancorp, Inc.	1,021	18

QCR Holdings, Inc.	7,129	291

RBB Bancorp	856	21

Renasant Corp.	8,980	370

Republic Bancorp, Inc., Class A	1,712	79

Republic First Bancorp, Inc. *	24,001	172

S&T Bancorp, Inc.	8,868	385

Sandy Spring Bancorp, Inc.	7,685	302

Seacoast Banking Corp. of Florida *	858	25

ServisFirst Bancshares, Inc.	10,112	396

Severn Bancorp, Inc.	1,292	13

Shore Bancshares, Inc.	691	12

SI Financial Group, Inc.	797	11

Sierra Bancorp	800	23

Simmons First National Corp., Class A	14,144	417

South State Corp.	6,183	507

Southern BancShares NC, Inc.	5	18

Southern National Bancorp of Virginia, Inc.	669	11

Southside Bancshares, Inc.	7,379	257

Standard AVB Financial Corp.	900	28

State Bank Financial Corp.	12,768	385

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Banking – 10.5% – continued

Stock Yards Bancorp, Inc.	8,397	$305

TCF Financial Corp.	36,756	875

Texas Capital Bancshares, Inc. *	5,840	483

Tompkins Financial Corp.	4,170	339

Towne Bank	10,454	322

TriCo Bancshares	2,958	114

TrustCo Bank Corp. NY	8,948	76

Trustmark Corp.	15,049	506

UMB Financial Corp.	10,650	755

Umpqua Holdings Corp.	49,449	1,029

Union Bankshares Corp.	9,550	368

United Bancorp, Inc.	498	7

United Bankshares, Inc.	22,053	802

United Community Banks, Inc.	11,967	334

United Financial Bancorp, Inc.	6,156	104

Univest Corp. of Pennsylvania	2,873	76

Valley National Bancorp	60,593	682

Virginia National Bankshares Corp.	100	5

Washington Federal, Inc.	21,248	680

Washington Trust Bancorp, Inc.	3,338	185

Waterstone Financial, Inc.	3,634	62

Wellesley Bank	282	9

WesBanco, Inc.	12,353	551

West Bancorporation, Inc.	2,808	66

Westamerica Bancorporation	5,733	345

Western New England Bancorp, Inc.	3,892	42

Wintrust Financial Corp.	6,110	519

WSFS Financial Corp.	10,740	506
		53,174

Biotechnology & Pharmaceuticals – 6.8%

Abeona Therapeutics, Inc. *	14,400	184

ACADIA Pharmaceuticals, Inc. *	20,121	418

Acer Therapeutics, Inc. *	2,960	91

Achillion Pharmaceuticals, Inc. *	1,500	6

Aclaris Therapeutics, Inc. *	5,518	80

Acorda Therapeutics, Inc. *	17,169	337

Adamas Pharmaceuticals, Inc. *	7,049	141

Adamis Pharmaceuticals Corp. *	31,122	109

Adverum Biotechnologies, Inc. *	262	2

Aerie Pharmaceuticals, Inc. *	9,501	585

Agenus, Inc. *	12,880	28

Akebia Therapeutics, Inc. *	9,800	87

Akorn, Inc. *	17,480	227

Albireo Pharma, Inc. *	2,771	91

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Biotechnology & Pharmaceuticals – 6.8% – continued

Aldeyra Therapeutics, Inc. *	8,321	$115

AMAG Pharmaceuticals, Inc. *	18,549	371

Amicus Therapeutics, Inc. *	38,783	469

Amneal Pharmaceuticals, Inc. *	19,304	428

Amphastar Pharmaceuticals, Inc. *	12,870	248

ANI Pharmaceuticals, Inc. *	2,960	167

Anika Therapeutics, Inc. *	5,769	243

Apellis Pharmaceuticals, Inc. *	990	18

Aptevo Therapeutics, Inc. *	4,108	21

Aquinox Pharmaceuticals, Inc. *	16,447	48

Aratana Therapeutics, Inc. *	395	2

Arbutus Biopharma Corp. *	9,100	86

Ardelyx, Inc. *	162	1

Arena Pharmaceuticals, Inc. *	457	21

Array BioPharma, Inc. *	16,441	250

Assembly Biosciences, Inc. *	7,049	262

Assertio Therapeutics, Inc. *	10,430	61

Asterias Biotherapeutics, Inc. *(1)	258	–

Atara Biotherapeutics, Inc. *	5,458	226

Athenex, Inc. *	6,300	98

Beyondspring, Inc. *	633	16

BioCryst Pharmaceuticals, Inc. *	5,685	43

BioDelivery Sciences International, Inc. *	2,711	8

BioSpecifics Technologies Corp. *	4,342	254

Blueprint Medicines Corp. *	3,371	263

Cambrex Corp. *	17,769	1,215

Cara Therapeutics, Inc. *	10,506	252

Cellular Biomedicine Group, Inc. *	7,018	127

Champions Oncology, Inc. *	1,729	30

ChemoCentryx, Inc. *	6,716	85

Chiasma, Inc. *	281	1

China Biologic Products Holdings, Inc. *	6,900	552

Cidara Therapeutics, Inc. *	9,007	40

Clovis Oncology, Inc. *	13,296	391

Coherus Biosciences, Inc. *	5,689	94

Collegium Pharmaceutical, Inc. *	8,437	124

Concert Pharmaceuticals, Inc. *	14,711	218

Corcept Therapeutics, Inc. *	19,975	280

Corium International, Inc. *	2,900	28

Cumberland Pharmaceuticals, Inc. *	232	1

Curis, Inc. *(1)	13	–

Cymabay Therapeutics, Inc. *	9,000	100

Cytokinetics, Inc. *	18,898	186

See Notes to the Financial Statements.

EQUITY FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Biotechnology & Pharmaceuticals – 6.8% – continued

Deciphera Pharmaceuticals, Inc. *	2,900	$112

Dermira, Inc. *	12,742	139

Dicerna Pharmaceuticals, Inc. *	6,695	102

Dova Pharmaceuticals, Inc. *	8,100	170

Dynavax Technologies Corp. *	7,200	89

Eagle Pharmaceuticals, Inc. *	3,853	267

Eiger BioPharmaceuticals, Inc. *	10,705	128

Eloxx Pharmaceuticals, Inc. *	3,440	59

Emergent BioSolutions, Inc. *	10,017	659

Enanta Pharmaceuticals, Inc. *	7,254	620

Endo International PLC *	45,900	773

Endocyte, Inc. *	8,200	146

Epizyme, Inc. *	6,033	64

Esperion Therapeutics, Inc. *	9,705	431

Fate Therapeutics, Inc. *	10,900	178

FibroGen, Inc. *	6,545	398

Five Prime Therapeutics, Inc. *	4,682	65

Flexion Therapeutics, Inc. *	15,020	281

Galmed Pharmaceuticals Ltd. *	4,000	54

Geron Corp. *	1,382	2

Global Blood Therapeutics, Inc. *	5,927	225

GlycoMimetics, Inc. *	5,016	72

Halozyme Therapeutics, Inc. *	25,500	463

Heron Therapeutics, Inc. *	1,237	39

Heska Corp. *	5,151	584

Homology Medicines, Inc. *	1,200	27

Horizon Pharma PLC *	37,500	734

ImmuCell Corp. *	2,554	21

Immune Design Corp. *	427	1

ImmunoGen, Inc. *	1,007	10

Immunomedics, Inc. *	17,358	362

InflaRx N.V. *	2,432	83

Innoviva, Inc. *	20,023	305

Insmed, Inc. *	18,394	372

Intersect ENT, Inc. *	12,024	346

Intra-Cellular Therapies, Inc. *	619	13

Iovance Biotherapeutics, Inc. *	2,964	33

ITUS Corp. *	3,567	17

KalVista Pharmaceuticals, Inc. *	1,880	42

Karyopharm Therapeutics, Inc. *	6,300	107

KemPharm, Inc. *	287	1

Keryx Biopharmaceuticals, Inc. *(1)	122	–

Kindred Biosciences, Inc. *	3,179	44

Krystal Biotech, Inc. *	700	12

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Biotechnology & Pharmaceuticals – 6.8% – continued

Kura Oncology, Inc. *	8,300	$145

La Jolla Pharmaceutical Co. *	11,849	239

Lannett Co., Inc. *	9,711	46

Lexicon Pharmaceuticals, Inc. *	7,303	78

Ligand Pharmaceuticals, Inc. *	9,597	2,634

Lipocine, Inc. *(1)	100	–

Loxo Oncology, Inc. *	7,356	1,257

MacroGenics, Inc. *	14,160	304

Mallinckrodt PLC *	16,900	495

Medicines (The) Co. *	10,732	321

MediciNova, Inc. *	3,044	38

Merrimack Pharmaceuticals, Inc. *	5,235	28

Mersana Therapeutics, Inc. *	3,353	34

Mirati Therapeutics, Inc. *	262	12

Momenta Pharmaceuticals, Inc. *	11,429	301

Natural Alternatives International, Inc. *	729	7

Nature’s Sunshine Products, Inc. *	6,744	59

Neurotrope, Inc. *	2,976	26

NewLink Genetics Corp. *	10,793	26

Novelion Therapeutics, Inc. *	955	3

Ocular Therapeutix, Inc. *	395	3

Odonate Therapeutics, Inc. *	1,674	32

Omeros Corp. *	15,890	388

Opiant Pharmaceuticals, Inc. *	7,800	139

Optinose, Inc. *	4,761	59

Oramed Pharmaceuticals, Inc. *	9,005	44

Osiris Therapeutics, Inc. *	7,588	84

Pacira Pharmaceuticals, Inc. *	8,139	400

Pain Therapeutics, Inc. *	11,381	12

Paratek Pharmaceuticals, Inc. *	12,263	119

PDL BioPharma, Inc. *	1,642	4

Phibro Animal Health Corp., Class A	9,705	416

PolarityTE, Inc. *	6,534	125

Portola Pharmaceuticals, Inc. *	10,300	274

Prestige Consumer Healthcare, Inc. *	12,512	474

Progenics Pharmaceuticals, Inc. *	2,200	14

ProPhase Labs, Inc.	14,755	44

ProQR Therapeutics N.V. *	154	3

Prothena Corp. PLC *	10,680	140

PTC Therapeutics, Inc. *	10,763	506

Recro Pharma, Inc. *	13,948	99

REGENXBIO, Inc. *	5,900	445

Retrophin, Inc. *	7,340	211

Revance Therapeutics, Inc. *	11,545	287

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Biotechnology & Pharmaceuticals – 6.8% – continued

Rhythm Pharmaceuticals, Inc. *	3,200	$93

Rocket Pharmaceuticals, Inc. *	4,382	108

Sangamo Therapeutics, Inc. *	20,892	354

Savara, Inc. *	5,439	61

Sinovac Biotech Ltd. *	1,587	12

Solid Biosciences, Inc. *	2,600	123

Sonoma Pharmaceuticals, Inc. *(1)	316	–

Spark Therapeutics, Inc. *	2,250	123

Spectrum Pharmaceuticals, Inc. *	2,568	43

Spring Bank Pharmaceuticals, Inc. *	885	11

Stemline Therapeutics, Inc. *	8,677	144

Supernus Pharmaceuticals, Inc. *	8,408	423

TESARO, Inc. *	7,900	308

TG Therapeutics, Inc. *	1,009	6

TherapeuticsMD, Inc. *	7,774	51

Theravance Biopharma, Inc. *	5,831	191

uniQure N.V. *	3,300	120

UroGen Pharma Ltd. *	900	43

USANA Health Sciences, Inc. *	6,518	786

Vanda Pharmaceuticals, Inc. *	17,365	399

Verastem, Inc. *	12,800	93

Viking Therapeutics, Inc. *	4,314	75

Vital Therapies, Inc. *(1)	560	–

Voyager Therapeutics, Inc. *	8,829	167

vTv Therapeutics, Inc., Class A *	9,587	7

WaVe Life Sciences Ltd. *	5,416	271

Xencor, Inc. *	8,899	347

Xenon Pharmaceuticals, Inc. *	5,149	68

Zafgen, Inc. *	7,018	82

ZIOPHARM Oncology, Inc. *	962	3

Zogenix, Inc. *	18,403	913

Zynerba Pharmaceuticals, Inc. *	25,827	211
		34,490

Chemicals – 2.3%

American Vanguard Corp.	3,961	71

Balchem Corp.	7,836	878

Calyxt, Inc. *	2,400	37

Codexis, Inc. *	7,200	124

Ferro Corp. *	15,332	356

GCP Applied Technologies, Inc. *	15,300	406

H.B. Fuller Co.	12,919	668

Hawkins, Inc.	5,510	228

Haynes International, Inc.	5,906	210

Ingevity Corp. *	9,100	927

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Chemicals – 2.3% – continued

Innophos Holdings, Inc.	6,137	$273

Innospec, Inc.	5,865	450

KMG Chemicals, Inc.	4,922	372

Koppers Holdings, Inc. *	11,107	346

Kraton Corp. *	8,363	394

Kronos Worldwide, Inc.	700	11

Landec Corp. *	2,960	43

LSB Industries, Inc. *(1)	19	–

Lydall, Inc. *	2,858	123

Materion Corp.	8,203	496

Minerals Technologies, Inc.	7,337	496

Oil-Dri Corp. of America	3,164	122

OMNOVA Solutions, Inc. *	1,708	17

Platform Specialty Products Corp. *	33,814	422

Quaker Chemical Corp.	4,240	857

Rogers Corp. *	3,382	498

Sensient Technologies Corp.	12,038	921

Stepan Co.	4,131	360

Synalloy Corp.	100	2

Trinseo S.A.	8,148	638

WD-40 Co.	5,833	1,004
		11,750

Commercial Services – 3.0%

ABM Industries, Inc.	14,220	459

AMN Healthcare Services, Inc. *	11,075	606

ARC Document Solutions, Inc. *	259	1

Ascent Capital Group, Inc., Class A *(1)	127	–

ASGN, Inc. *	13,193	1,041

Barrett Business Services, Inc.	3,810	254

Brady Corp., Class A	12,203	534

Brink’s (The) Co.	13,528	944

CBIZ, Inc. *	19,226	456

Cimpress N.V. *	7,647	1,045

Collectors Universe, Inc.	9,669	143

Computer Task Group, Inc. *	1,225	6

CorVel Corp. *	6,973	420

CRA International, Inc.	9,321	468

Cross Country Healthcare, Inc. *	14,039	123

Deluxe Corp.	12,807	729

Ennis, Inc.	4,837	99

Franklin Covey Co. *	957	23

FTI Consulting, Inc. *	10,680	782

GP Strategies Corp. *	8,360	141

Hackett Group (The), Inc.	10,152	205

See Notes to the Financial Statements.

EQUITY FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Commercial Services – 3.0% – continued

Healthcare Services Group, Inc.	18,158	$738

HMS Holdings Corp. *	19,845	651

Huron Consulting Group, Inc. *	4,947	244

Innodata, Inc. *(1)	100	–

Kelly Services, Inc., Class A	5,012	120

Kforce, Inc.	11,952	449

Korn/Ferry International	12,921	636

National Research Corp.	6,991	270

Navigant Consulting, Inc.	13,797	318

NV5 Global, Inc. *	3,983	345

Quad/Graphics, Inc.	4,906	102

R.R. Donnelley & Sons Co. (1)	1	–

Resources Connection, Inc.	7,970	132

Sotheby’s *	13,659	672

SP Plus Corp. *	4,577	167

TriNet Group, Inc. *	4,598	259

TrueBlue, Inc. *	10,061	262

UniFirst Corp.	3,874	673

Vectrus, Inc. *	7,356	229

Viad Corp.	4,611	273

Where Food Comes From, Inc. *	1,100	3
		15,022

Construction Materials – 1.0%

Advanced Drainage Systems, Inc.	8,581	265

Apogee Enterprises, Inc.	7,070	292

Boise Cascade Co.	10,214	376

Continental Building Products, Inc. *	4,904	184

Louisiana-Pacific Corp.	36,507	967

Simpson Manufacturing Co., Inc.	10,841	786

Summit Materials, Inc., Class A *	16,345	297

Tecnoglass, Inc.	124	1

Trex Co., Inc. *	14,140	1,088

United States Lime & Minerals, Inc.	3,975	314

Universal Forest Products, Inc.	14,904	527

US Concrete, Inc. *	3,268	150
		5,247

Consumer Products – 2.0%

Adecoagro S.A. *	23,685	174

Alico, Inc.	1,146	39

B&G Foods, Inc.	12,312	338

Boston Beer (The) Co., Inc., Class A *	1,799	517

Bridgford Foods Corp. *	366	6

Cal-Maine Foods, Inc.	5,839	282

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Consumer Products – 2.0% – continued

Central Garden & Pet Co. *	200	$7

Central Garden & Pet Co., Class A *	4,002	133

Coca-Cola Bottling Co. Consolidated	1,581	288

Craft Brew Alliance, Inc. *	7,161	117

Darling Ingredients, Inc. *	26,613	514

Dean Foods Co.	15,345	109

Farmer Brothers Co. *	6,653	176

Fresh Del Monte Produce, Inc.	6,537	222

Helen of Troy Ltd. *	6,974	913

Inter Parfums, Inc.	4,919	317

J&J Snack Foods Corp.	4,096	618

John B. Sanfilippo & Son, Inc.	2,350	168

Lancaster Colony Corp.	3,915	584

Lifeway Foods, Inc. *	277	1

National Beverage Corp. *	15,369	1,792

Nomad Foods Ltd. *	37,100	752

Orchids Paper Products Co. *	454	1

Revlon, Inc., Class A *	496	11

Rosetta Stone, Inc. *	9,195	183

Sanderson Farms, Inc.	5,803	600

Seneca Foods Corp., Class A *	302	10

Spectrum Brands Holdings, Inc.	2,616	195

Tejon Ranch Co. *	2,898	63

Tootsie Roll Industries, Inc.	12,234	358

United-Guardian, Inc.	502	8

Universal Corp.	3,632	236

Vector Group Ltd.	19,365	267
		9,999

Consumer Services – 1.3%

2U, Inc. *	2,352	177

Aaron’s, Inc.	16,029	873

Adtalem Global Education, Inc. *	15,707	757

American Public Education, Inc. *	5,425	179

Bridgepoint Education, Inc. *	399	4

Career Education Corp. *	13,200	197

Chegg, Inc. *	21,200	603

Graham Holdings Co., Class B	600	348

Grand Canyon Education, Inc. *	11,513	1,299

K12, Inc. *	8,653	153

Matthews International Corp., Class A	8,401	421

Medifast, Inc.	496	110

Nutrisystem, Inc.	9,501	352

Regis Corp. *	9,131	186

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Consumer Services – 1.3% – continued

Rent-A-Center, Inc. *	551	$8

Strategic Education, Inc.	6,656	912
		6,579

Containers & Packaging – 0.4%

Greif, Inc., Class A	7,766	417

KapStone Paper and Packaging Corp.	21,884	742

Multi-Color Corp.	3,143	196

Myers Industries, Inc.	3,537	82

Tredegar Corp.	12,905	279

UFP Technologies, Inc. *	5,008	184
		1,900

Design, Manufacturing & Distribution – 0.6%

Benchmark Electronics, Inc.	11,548	270

Fabrinet *	8,274	383

Plexus Corp. *	7,718	452

Sanmina Corp. *	18,346	506

Sparton Corp. *	863	13

SYNNEX Corp.	6,727	570

Tech Data Corp. *	8,571	613
		2,807

Distributors – Consumer Staples – 0.3%

Andersons (The), Inc.	4,334	163

Calavo Growers, Inc.	3,785	366

Core-Mark Holding Co., Inc.	7,000	238

Performance Food Group Co. *	14,200	473

United Natural Foods, Inc. *	9,819	294
		1,534

Distributors – Discretionary – 0.5%

ePlus, Inc. *	7,912	733

Essendant, Inc.	600	8

G-III Apparel Group Ltd. *	8,274	399

Insight Enterprises, Inc. *	11,102	601

PC Connection, Inc.	8,362	325

PCM, Inc. *	977	19

ScanSource, Inc. *	7,677	306

Veritiv Corp. *	2,858	104

Wayside Technology Group, Inc.	6,040	78
		2,573

Electrical Equipment – 1.6%

AAON, Inc.	22,784	861

Alarm.com Holdings, Inc. *	6,490	373

Argan, Inc.	4,129	178

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Electrical Equipment – 1.6% – continued

Badger Meter, Inc.	9,726	$515

Bel Fuse, Inc., Class B	10,425	276

Belden, Inc.	9,688	692

Chase Corp.	465	56

CompX International, Inc. (1)	1	–

CyberOptics Corp. *	2,246	45

ENGlobal Corp. *	150,500	154

Espey Manufacturing & Electronics Corp.	6,982	209

FARO Technologies, Inc. *	4,634	298

Generac Holdings, Inc. *	17,579	992

Houston Wire & Cable Co. *	139	1

IntriCon Corp. *	2,700	152

Itron, Inc. *	10,553	678

Kimball Electronics, Inc. *	2,602	51

LSI Industries, Inc.	447	2

Mesa Laboratories, Inc.	1,717	319

NL Industries, Inc. *	1,244	7

Novanta, Inc. *	12,869	880

OSI Systems, Inc. *	6,660	508

Powell Industries, Inc.	5,584	202

Preformed Line Products Co.	2,003	141

Stoneridge, Inc. *	987	29

Transcat, Inc. *	83	2

Watts Water Technologies, Inc., Class A	7,195	597
		8,218

Engineering & Construction Services – 1.4%

Aegion Corp. *	14,008	355

Comfort Systems USA, Inc.	6,976	393

Dycom Industries, Inc. *	8,671	734

EMCOR Group, Inc.	15,963	1,199

Exponent, Inc.	28,294	1,517

Granite Construction, Inc.	10,084	461

Great Lakes Dredge & Dock Corp. *	3,940	24

IES Holdings, Inc. *	1,354	26

Installed Building Products, Inc. *	6,435	251

Kratos Defense & Security Solutions, Inc. *	382	6

MasTec, Inc. *	16,828	751

Mistras Group, Inc. *	5,212	113

MYR Group, Inc. *	6,905	225

Primoris Services Corp.	7,254	180

Team, Inc. *	483	11

TopBuild Corp. *	9,501	540

See Notes to the Financial Statements.

EQUITY FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Engineering & Construction Services – 1.4% – continued

Tutor Perini Corp. *	9,501	$179

VSE Corp.	6,036	200
		7,165

Forest & Paper Products – 0.4%

Domtar Corp.	11,978	625

Mercer International, Inc.	9,399	158

Neenah, Inc.	6,392	552

P.H. Glatfelter Co.	9,176	175

Resolute Forest Products, Inc. *	21,538	279

Schweitzer-Mauduit International, Inc.	9,357	358
		2,147

Gaming, Lodging & Restaurants – 2.7%

Arcos Dorados Holdings, Inc., Class A	17,677	110

Belmond Ltd., Class A *	24,042	439

Biglari Holdings, Inc., Class A *	51	47

Biglari Holdings, Inc., Class B *	517	94

BJ’s Restaurants, Inc.	5,361	387

Bloomin’ Brands, Inc.	28,808	570

Bojangles’, Inc. *	9,705	152

Boyd Gaming Corp.	19,723	668

Carrols Restaurant Group, Inc. *	10,357	151

Cheesecake Factory (The), Inc.	12,131	649

Churchill Downs, Inc.	3,222	895

Chuy’s Holdings, Inc. *	5,518	145

Cracker Barrel Old Country Store, Inc.	4,659	685

Dave & Buster’s Entertainment, Inc.	6,029	399

Denny’s Corp. *	22,660	334

Dine Brands Global, Inc.	2,241	182

El Pollo Loco Holdings, Inc. *(1)	15	–

Eldorado Resorts, Inc. *	8,043	391

Famous Dave’s of America, Inc. *	174	1

Fiesta Restaurant Group, Inc. *	5,829	156

Flanigan’s Enterprises, Inc.	3,154	88

Golden Entertainment, Inc. *	1,531	37

Jack in the Box, Inc.	13,762	1,154

Kona Grill, Inc. *	4,670	11

Luby’s, Inc. *	580	1

Marriott Vacations Worldwide Corp.	6,886	769

Monarch Casino & Resort, Inc. *	921	42

Nathan’s Famous, Inc.	1,532	126

Papa John’s International, Inc.	13,018	668

Penn National Gaming, Inc. *	10,622	350

Pinnacle Entertainment, Inc. *	12,264	413

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Gaming, Lodging & Restaurants – 2.7% – continued

Red Lion Hotels Corp. *	1,115	$14

Red Robin Gourmet Burgers, Inc. *	6,029	242

Red Rock Resorts, Inc., Class A	13,900	370

Ruth’s Hospitality Group, Inc.	9,338	295

Scientific Games Corp. *	8,578	218

Shake Shack, Inc., Class A *	4,946	312

Sonic Corp.	11,793	511

Texas Roadhouse, Inc.	17,230	1,194

Wingstop, Inc.	5,800	396
		13,666

Hardware – 2.3%

3D Systems Corp. *	19,360	366

Acacia Communications, Inc. *	5,588	231

ADTRAN, Inc.	9,409	166

Ambarella, Inc. *	7,054	273

AVX Corp.	10,724	194

Aware, Inc. *	683	2

BK Technologies, Inc.	1,835	7

CalAmp Corp. *	8,478	203

Ciena Corp. *	28,812	900

Clearfield, Inc. *	4,595	62

Communications Systems, Inc. (1)	134	–

Comtech Telecommunications Corp.	3,341	121

Cray, Inc. *	4,002	86

Daktronics, Inc.	10,226	80

Digimarc Corp. *	3,825	120

Electronics For Imaging, Inc. *	9,644	329

Extreme Networks, Inc. *	16,953	93

Finisar Corp. *	24,289	463

Fitbit, Inc., Class A *	33,712	180

Harmonic, Inc. *	551	3

Infinera Corp. *	19,961	146

InterDigital, Inc.	8,461	677

Knowles Corp. *	20,330	338

Kopin Corp. *	6,955	17

KVH Industries, Inc. *	6,122	80

Lumentum Holdings, Inc. *	10,930	655

Maxar Technologies Ltd.	5,439	180

Mercury Systems, Inc. *	8,683	480

NETGEAR, Inc. *	7,525	473

NetScout Systems, Inc. *	21,529	544

PAR Technology Corp. *	3,628	81

PC-Tel, Inc. *	1,266	6

pdvWireless, Inc. *	4,906	166

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Hardware – 2.3% – continued

Plantronics, Inc.	7,044	$425

Radware Ltd. *	7,632	202

Ribbon Communications, Inc. *	478	3

Sierra Wireless, Inc. *	301	6

Stratasys Ltd. *	5,555	128

Super Micro Computer, Inc. *	8,944	184

TESSCO Technologies, Inc.	3,426	52

TransAct Technologies, Inc.	376	5

TTM Technologies, Inc. *	15,184	242

Ubiquiti Networks, Inc.	4,975	492

Universal Electronics, Inc. *	3,954	156

UTStarcom Holdings Corp. *(1)	1	–

ViaSat, Inc. *	10,022	641

Viavi Solutions, Inc. *	54,554	619

Vishay Precision Group, Inc. *	7,025	263

Vocera Communications, Inc. *	15,122	553

VOXX International Corp. *	1,469	8

Wesco Aircraft Holdings, Inc. *	15,732	177
		11,878

Health Care Facilities & Services – 2.5%

Addus HomeCare Corp. *	6,032	423

Amedisys, Inc. *	9,739	1,217

American Renal Associates Holdings, Inc. *	9,800	212

Apollo Medical Holdings, Inc. *	1,869	41

BioScrip, Inc. *	399	1

Brookdale Senior Living, Inc. *	38,300	376

Capital Senior Living Corp. *	3,822	36

Civitas Solutions, Inc. *	19,499	288

Cryo-Cell International, Inc. *	750	6

Digirad Corp.	1,868	3

Diplomat Pharmacy, Inc. *	9,700	188

Ensign Group (The), Inc.	13,172	499

Evolus, Inc. *	5,000	93

Global Cord Blood Corp.	5,842	41

Hanger, Inc. *	1,181	25

HealthEquity, Inc. *	11,129	1,051

Independence Holding Co.	2,625	94

Invitae Corp. *	6,200	104

Joint (The) Corp. *	400	3

LHC Group, Inc. *	7,289	751

LifePoint Health, Inc. *	5,776	372

Magellan Health, Inc. *	6,708	483

MedCath Corp. *(2)	7,953	–

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Health Care Facilities & Services – 2.5% – continued

Medpace Holdings, Inc. *	2,100	$126

Natera, Inc. *	4,300	103

National HealthCare Corp.	3,238	244

NeoGenomics, Inc. *	22,988	353

Patterson Cos., Inc.	16,800	411

Premier, Inc., Class A *	10,800	494

Providence Service (The) Corp. *	5,021	338

Psychemedics Corp.	8,000	150

RadNet, Inc. *	6,351	96

Select Medical Holdings Corp. *	24,717	455

Syneos Health, Inc. *	9,575	494

Teladoc Health, Inc. *	12,666	1,094

Tenet Healthcare Corp. *	17,100	487

Tivity Health, Inc. *	14,140	455

Triple-S Management Corp., Class B *	18,502	349

U.S. Physical Therapy, Inc.	6,194	735
		12,691

Home & Office Products – 2.0%

ACCO Brands Corp.	28,084	317

American Woodmark Corp. *	3,652	287

AV Homes, Inc. *	4,374	87

Beazer Homes USA, Inc. *	3,133	33

Cavco Industries, Inc. *	2,693	681

Century Communities, Inc. *	9,705	255

CSS Industries, Inc.	7,851	112

Flexsteel Industries, Inc.	5,044	150

Griffon Corp.	6,899	111

Hamilton Beach Brands Holding Co., Class A	2,844	62

Herman Miller, Inc.	15,043	578

HNI Corp.	11,214	496

Hooker Furniture Corp.	5,056	171

Hovnanian Enterprises, Inc., Class A *(1)	203	–

Interface, Inc.	16,868	394

iRobot Corp. *	7,316	804

KB Home	21,186	507

Kewaunee Scientific Corp.	42	1

Kimball International, Inc., Class B	3,571	60

Knoll, Inc.	12,476	293

LGI Homes, Inc. *	3,575	170

Libbey, Inc.	220	2

Lifetime Brands, Inc.	5,479	60

M/I Homes, Inc. *	5,186	124

Masonite International Corp. *	7,662	491

See Notes to the Financial Statements.

EQUITY FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Home & Office Products – 2.0% – continued

MDC Holdings, Inc.	13,070	$387

Meritage Homes Corp. *	9,762	390

Nobility Homes, Inc.	876	20

Patrick Industries, Inc. *	7,356	435

PGT Innovations, Inc. *	1,012	22

Quanex Building Products Corp.	9,672	176

SodaStream International Ltd. *	4,348	622

Steelcase, Inc., Class A	17,356	321

Taylor Morrison Home Corp., Class A *	22,337	403

Tempur Sealy International, Inc. *	9,300	492

TRI Pointe Group, Inc. *	25,029	310

Tupperware Brands Corp.	10,200	341

Virco Manufacturing Corp.	1,676	8

William Lyon Homes, Class A *	8,683	138
		10,311

Industrial Services – 0.5%

Applied Industrial Technologies, Inc.	10,359	811

CAI International, Inc. *	2,208	51

DXP Enterprises, Inc. *	1,870	75

H&E Equipment Services, Inc.	6,455	244

Kaman Corp.	6,979	466

Systemax, Inc.	6,861	226

Textainer Group Holdings Ltd. *(1)	17	–

Titan Machinery, Inc. *	800	12

Triton International Ltd.	10,321	343

WESCO International, Inc. *	1,532	94
		2,322

Institutional Financial Services – 0.5%

Arlington Asset Investment Corp., Class A	205	2

Cowen, Inc. *	2,247	37

Evercore, Inc., Class A	7,650	769

INTL. FCStone, Inc. *	4,132	200

Investment Technology Group, Inc.	9,576	207

Moelis & Co., Class A	7,352	403

Piper Jaffray Cos.	5,172	395

PJT Partners, Inc., Class A	4,595	240

Virtu Financial, Inc., Class A	4,600	94
		2,347

Insurance – 2.9%

Ambac Financial Group, Inc. *	8,798	180

American Equity Investment Life Holding Co.	18,304	647

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Insurance – 2.9% – continued

AMERISAFE, Inc.	3,527	$218

Argo Group International Holdings Ltd.	9,888	623

Aspen Insurance Holdings Ltd.	2,056	86

Atlantic American Corp.	6,901	17

Citizens, Inc. *	5,903	50

CNO Financial Group, Inc.	66,115	1,403

Crawford & Co., Class B	15,357	141

Donegal Group, Inc., Class A	1,573	22

eHealth, Inc. *	5,732	162

EMC Insurance Group, Inc.	8,174	202

Employers Holdings, Inc.	6,374	289

Enstar Group Ltd. *	2,054	428

FBL Financial Group, Inc., Class A	4,518	340

GAINSCO, Inc.	714	13

Genworth Financial, Inc., Class A *	118,353	494

Global Indemnity Ltd.	1,701	64

Greenlight Capital Re Ltd., Class A *	9,258	115

Hallmark Financial Services, Inc. *	10,614	117

HCI Group, Inc.	1,300	57

Health Insurance Innovations, Inc., Class A *	3,200	197

Heritage Insurance Holdings, Inc.	5,600	83

Horace Mann Educators Corp.	7,685	345

James River Group Holdings Ltd.	3,064	131

Kansas City Life Insurance Co.	2,025	81

Kemper Corp.	12,588	1,013

Maiden Holdings Ltd.	441	1

MBIA, Inc. *	33,508	358

Mercury General Corp.	3,063	154

National General Holdings Corp.	11,034	296

National Western Life Group, Inc., Class A	1,037	331

Navigators Group (The), Inc.	5,690	393

Primerica, Inc.	10,884	1,312

Protective Insurance Corp., Class B	3,223	74

Radian Group, Inc.	40,591	839

RLI Corp.	11,332	890

Safety Insurance Group, Inc.	4,270	383

Selective Insurance Group, Inc.	12,870	817

State Auto Financial Corp.	4,904	150

Third Point Reinsurance Ltd. *	21,350	278

Unico American Corp. *	114	1

United Fire Group, Inc.	4,726	240

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Insurance – 2.9% – continued

United Insurance Holdings Corp.	4,800	$107

Universal Insurance Holdings, Inc.	8,307	403
		14,545

Iron & Steel – 0.8%

AK Steel Holding Corp. *	43,263	212

Allegheny Technologies, Inc. *	28,091	830

Carpenter Technology Corp.	12,053	710

Cleveland-Cliffs, Inc. *	46,275	586

Commercial Metals Co.	29,680	609

Northwest Pipe Co. *	14,719	291

Olympic Steel, Inc.	772	16

Ryerson Holding Corp. *	551	6

Shiloh Industries, Inc. *	11,964	132

TimkenSteel Corp. *	4,705	70

Universal Stainless & Alloy Products, Inc. *	1,335	34

Worthington Industries, Inc.	18,548	804
		4,300

Leisure Products – 0.6%

Callaway Golf Co.	21,385	519

Fox Factory Holding Corp. *	7,200	504

Johnson Outdoors, Inc., Class A	7,953	740

LCI Industries	8,530	706

Malibu Boats, Inc., Class A *	1,839	101

Marine Products Corp.	2,325	53

Nautilus, Inc. *	6,775	95

Winnebago Industries, Inc.	10,914	362
		3,080

Machinery – 2.3%

Actuant Corp., Class A	14,376	401

Alamo Group, Inc.	2,895	265

Astec Industries, Inc.	5,082	256

Briggs & Stratton Corp.	11,540	222

CIRCOR International, Inc.	4,596	218

ClearSign Combustion Corp. *(1)	283	–

Columbus McKinnon Corp.	12,491	494

CSW Industrials, Inc. *	3,268	175

CVD Equipment Corp. *	1,610	10

Douglas Dynamics, Inc.	4,595	202

Federal Signal Corp.	13,177	353

Franklin Electric Co., Inc.	12,174	575

Gorman-Rupp (The) Co.	10,865	397

Graham Corp.	2,430	68

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Machinery – 2.3% – continued

Hillenbrand, Inc.	16,052	$840

Hollysys Automation Technologies Ltd.	13,749	294

Hurco Cos., Inc.	1,122	51

Hyster-Yale Materials Handling, Inc.	2,422	149

John Bean Technologies Corp.	7,397	882

Kadant, Inc.	3,063	330

Kennametal, Inc.	20,125	877

Lindsay Corp.	2,495	250

Manitowoc (The) Co., Inc. *	9,449	227

Milacron Holdings Corp. *	14,000	284

MTS Systems Corp.	4,389	240

Mueller Water Products, Inc., Class A	40,885	471

Raven Industries, Inc.	10,930	500

Rexnord Corp. *	25,921	798

Standex International Corp.	6,271	654

Sun Hydraulics Corp.	7,531	413

Taylor Devices, Inc. *	1,545	18

Tennant Co.	4,877	370

Titan International, Inc.	1,005	7

Twin Disc, Inc. *	659	15

Welbilt, Inc. *	4,267	89
		11,395

Manufactured Goods – 1.2%

AZZ, Inc.	5,171	261

Barnes Group, Inc.	11,264	800

Chart Industries, Inc. *	10,616	832

Core Molding Technologies, Inc.	4,085	27

Eastern (The) Co.	3,544	101

EnPro Industries, Inc.	4,053	296

Gibraltar Industries, Inc. *	8,115	370

Global Brass & Copper Holdings, Inc.	3,983	147

Insteel Industries, Inc.	6,354	228

LB Foster Co., Class A *	1,434	29

Mueller Industries, Inc.	14,416	418

NCI Building Systems, Inc. *	5,010	76

Omega Flex, Inc.	2,643	188

Park-Ohio Holdings Corp.	3,677	141

Proto Labs, Inc. *	5,808	939

RBC Bearings, Inc. *	5,900	887

TriMas Corp. *	12,651	385
		6,125

Media – 3.1%

Acxiom Holdings, Inc. *	18,222	900

See Notes to the Financial Statements.

EQUITY FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Media – 3.1% – continued

AutoWeb, Inc. *	377	$1

Cargurus, Inc. *	9,600	535

Cars.com, Inc. *	13,932	385

Despegar.com Corp. *	13,900	234

Entercom Communications Corp., Class A	5,851	46

Eros International PLC *	4,191	50

EW Scripps (The) Co., Class A	7,254	120

Forrester Research, Inc.	4,454	204

Gannett Co., Inc.	21,989	220

Gray Television, Inc. *	12,872	225

Groupon, Inc. *	83,257	314

HealthStream, Inc.	10,792	335

IMAX Corp. *	14,813	382

Liberty Expedia Holdings, Inc., Class A *	10,900	513

Liberty TripAdvisor Holdings, Inc., Class A *	14,090	209

MakeMyTrip Ltd. *	18,400	505

Marchex, Inc., Class B (1)	179	–

MDC Partners, Inc., Class A *	500	2

Meredith Corp.	9,027	461

MSG Networks, Inc., Class A *	16,651	430

New Media Investment Group, Inc.	13,140	206

New York Times (The) Co., Class A	26,977	624

Nexstar Media Group, Inc., Class A	8,348	680

Quotient Technology, Inc. *	9,175	142

Saga Communications, Inc., Class A	3,092	112

Scholastic Corp.	3,600	168

Shutterfly, Inc. *	6,341	418

Shutterstock, Inc.	3,972	217

Sinclair Broadcast Group, Inc., Class A	16,572	470

Sohu.com Ltd. ADR *	5,800	115

Stamps.com, Inc. *	7,854	1,777

TEGNA, Inc.	42,100	503

Trade Desk (The), Inc., Class A *	600	91

Travelzoo *	9,411	112

Tribune Media Co., Class A	17,600	676

tronc, Inc. *	4,500	73

TrueCar, Inc. *	8,500	120

Tucows, Inc., Class A *	3,064	171

Web.com Group, Inc. *	12,570	351

Wix.com Ltd. *	3,983	477

World Wrestling Entertainment, Inc., Class A	7,157	692

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Media – 3.1% – continued

XO Group, Inc. *	12,402	$428

Yelp, Inc. *	15,093	743
		15,437

Medical Equipment & Devices – 5.2%

Accelerate Diagnostics, Inc. *	7,152	164

Accuray, Inc. *	1,622	7

AngioDynamics, Inc. *	9,369	204

Apollo Endosurgery, Inc. *	2,199	16

AtriCure, Inc. *	12,994	455

Atrion Corp.	776	539

Avanos Medical, Inc. *	10,930	749

BioLife Solutions, Inc. *	2,781	49

BioTelemetry, Inc. *	7,864	507

Bovie Medical Corp. *	10,709	76

Bruker Corp.	26,995	903

Cantel Medical Corp.	8,477	780

Cardiovascular Systems, Inc. *	12,089	473

CareDx, Inc. *	8,100	234

Chembio Diagnostics, Inc. *	2,696	28

CONMED Corp.	4,932	391

CryoLife, Inc. *	9,435	332

Cutera, Inc. *	11,181	364

CytoSorbents Corp. *	8,200	106

Daxor Corp. (1)	37	–

Endologix, Inc. *	3,840	7

FONAR Corp. *	6,435	160

Genomic Health, Inc. *	8,016	563

Glaukos Corp. *	7,049	458

Globus Medical, Inc., Class A *	16,210	920

Haemonetics Corp. *	12,797	1,466

Harvard Bioscience, Inc. *	2,283	12

ICU Medical, Inc. *	2,933	829

Inogen, Inc. *	3,983	972

Inspire Medical Systems, Inc. *	2,400	101

Integer Holdings Corp. *	4,839	401

Invacare Corp.	7,154	104

iRadimed Corp. *	3,451	128

iRhythm Technologies, Inc. *	4,600	435

IRIDEX Corp. *	5,013	32

K2M Group Holdings, Inc. *	13,178	361

Lantheus Holdings, Inc. *	7,400	111

LeMaitre Vascular, Inc.	12,808	496

LivaNova PLC *	9,844	1,220

Luminex Corp.	11,422	346

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Medical Equipment & Devices – 5.2% – continued

Meridian Bioscience, Inc.	8,329	$124

Merit Medical Systems, Inc. *	13,691	841

MiMedx Group, Inc. *	25,948	160

Misonix, Inc. *	8,043	149

Myriad Genetics, Inc. *	13,300	612

NanoString Technologies, Inc. *	9,941	177

Natus Medical, Inc. *	10,036	358

Neogen Corp. *	11,717	838

Nevro Corp. *	6,000	342

NuVasive, Inc. *	11,327	804

Nuvectra Corp. *	4,733	104

NxStage Medical, Inc. *	10,438	291

OPKO Health, Inc. *	65,800	228

OraSure Technologies, Inc. *	12,830	198

Orthofix Medical, Inc. *	4,624	267

OrthoPediatrics Corp. *	4,400	161

Oxford Immunotec Global PLC *	11,700	190

Penumbra, Inc. *	6,099	913

Quidel Corp. *	6,355	414

Repligen Corp. *	9,374	520

Rockwell Medical, Inc. *	1,112	5

RTI Surgical, Inc. *	3,948	18

SeaSpine Holdings Corp. *	4,597	72

Semler Scientific, Inc. *	3,131	112

Sientra, Inc. *	4,800	115

STAAR Surgical Co. *	8,500	408

Surmodics, Inc. *	5,525	412

T2 Biosystems, Inc. *	200	2

Tactile Systems Technology, Inc. *	2,000	142

Tandem Diabetes Care, Inc. *	5,900	253

Utah Medical Products, Inc.	2,367	223

Varex Imaging Corp. *	7,775	223

Veracyte, Inc. *	4,550	44

Vericel Corp. *	9,800	139

ViewRay, Inc. *	5,900	55

Wright Medical Group N.V. *	23,894	693
		26,106

Metals & Mining – 0.4%

A-Mark Precious Metals, Inc.	605	8

Century Aluminum Co. *	17,061	204

Coeur Mining, Inc. *	33,037	176

Compass Minerals International, Inc.	2,500	168

Covia Holdings Corp. *	5,500	49

Encore Wire Corp.	5,683	285

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Metals & Mining – 0.4% – continued

Ferroglobe PLC	19,874	$163

Ferroglobe Representation & Warranty Insurance Trust *(2)	9,916	–

Harsco Corp. *	12,853	367

Hecla Mining Co.	85,254	238

Kaiser Aluminum Corp.	3,595	392
		2,050

Oil, Gas & Coal – 4.7%

Adams Resources & Energy, Inc.	4,947	210

Advanced Emissions Solutions, Inc.	4,598	55

Apergy Corp. *	13,400	584

Arch Coal, Inc., Class A	2,800	250

Archrock, Inc.	16,337	199

Basic Energy Services, Inc. *	5,100	51

Bristow Group, Inc. *	11,446	139

C&J Energy Services, Inc. *	11,000	229

California Resources Corp. *	7,463	362

Callon Petroleum Co. *	38,292	459

CARBO Ceramics, Inc. *	100	1

Carrizo Oil & Gas, Inc. *	13,340	336

Clean Energy Fuels Corp. *	396	1

Cloud Peak Energy, Inc. *	866	2

CNX Resources Corp. *	42,295	605

Comstock Resources, Inc. *	10,300	86

CONSOL Energy, Inc. *	5,286	216

Contango Oil & Gas Co. *	11,038	68

Cosan Ltd., Class A	42,000	283

CVR Energy, Inc.	3,300	133

Dawson Geophysical Co. *(1)	32	–

Delek U.S. Holdings, Inc.	19,370	822

Denbury Resources, Inc. *	75,300	467

Diamond Offshore Drilling, Inc. *	8,300	166

DMC Global, Inc.	1,113	45

Dril-Quip, Inc. *	6,500	340

Earthstone Energy, Inc., Class A *	4,800	45

EnLink Midstream LLC	1,073	18

Ensco PLC, Class A	46,690	394

Era Group, Inc. *	416	5

Evolution Petroleum Corp.	7,587	84

Exterran Corp. *	3,704	98

Forum Energy Technologies, Inc. *	15,132	157

Frank’s International N.V. *	8,285	72

Geospace Technologies Corp. *	6,643	91

Gran Tierra Energy, Inc. *	33,171	127

See Notes to the Financial Statements.

EQUITY FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Oil, Gas & Coal – 4.7% – continued

Gulf Island Fabrication, Inc.	557	$5

Gulfport Energy Corp. *	29,900	311

Hallador Energy Co.	22,575	140

Helix Energy Solutions Group, Inc. *	20,048	198

Independence Contract Drilling, Inc. *	47,350	234

ION Geophysical Corp. *	5,400	84

Isramco, Inc. *	1,670	204

KLX Energy Services Holdings, Inc. *	5,393	173

Kosmos Energy Ltd. *	40,900	382

Laredo Petroleum, Inc. *	26,500	216

Lilis Energy, Inc. *	2,600	13

Lonestar Resources U.S., Inc., Class A *	8,542	67

Mammoth Energy Services, Inc.	3,260	95

Matador Resources Co. *	15,666	518

Matrix Service Co. *	9,306	229

McDermott International, Inc. *	30,543	563

Midstates Petroleum Co., Inc. *	7,200	64

MRC Global, Inc. *	26,254	493

Murphy USA, Inc. *	6,741	576

Nabors Industries Ltd.	79,583	490

NACCO Industries, Inc., Class A	1,922	63

Natural Gas Services Group, Inc. *	4,918	104

NCS Multistage Holdings, Inc. *	5,216	86

Newpark Resources, Inc. *	14,127	146

Noble Corp. PLC *	42,100	296

NOW, Inc. *	13,600	225

Oasis Petroleum, Inc. *	46,191	655

Ocean Rig UDW, Inc., Class A *	6,458	224

Oceaneering International, Inc. *	16,400	453

Oil States International, Inc. *	10,174	338

Panhandle Oil and Gas, Inc., Class A	14,640	270

Par Pacific Holdings, Inc. *	7,194	147

PBF Energy, Inc., Class A	17,859	891

PDC Energy, Inc. *	11,291	553

Peabody Energy Corp.	15,600	556

Penn Virginia Corp. *	418	34

PrimeEnergy Corp. *	1,272	94

QEP Resources, Inc. *	40,700	461

Resolute Energy Corp. *	1,988	75

Ring Energy, Inc. *	9,508	94

Riviera Resources, Inc. *	13,200	283

Roan Resources, Inc. *	13,200	236

Rowan Cos. PLC, Class A *	15,477	291

SandRidge Energy, Inc. *	9,900	108

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Oil, Gas & Coal – 4.7% – continued

SEACOR Holdings, Inc.	5,125	$253

Select Energy Services, Inc., Class A *	4,000	47

SemGroup Corp., Class A	11,181	246

SilverBow Resources, Inc. *	800	21

SM Energy Co.	19,159	604

Solaris Oilfield Infrastructure, Inc., Class A *	13,000	246

Southwestern Energy Co. *	81,400	416

SRC Energy, Inc. *	41,485	369

Superior Energy Services, Inc. *	15,636	152

Talos Energy, Inc. *	2,472	81

Thermon Group Holdings, Inc. *	9,047	233

Tidewater, Inc. *	55	2

Unit Corp. *	11,849	309

US Silica Holdings, Inc.	11,443	215

W&T Offshore, Inc. *	13,873	134

Whiting Petroleum Corp. *	15,300	811

WildHorse Resource Development Corp. *	6,500	154

World Fuel Services Corp.	11,400	316
		23,547

Passenger Transportation – 0.3%

Allegiant Travel Co.	3,626	460

Hawaiian Holdings, Inc.	10,107	405

SkyWest, Inc.	13,484	794
		1,659

Real Estate – 0.3%

Consolidated-Tomoka Land Co.	4,508	281

Forestar Group, Inc. *	756	16

Griffin Industrial Realty, Inc.	779	30

Marcus & Millichap, Inc. *	1,737	60

McGrath RentCorp	7,909	431

RE/MAX Holdings, Inc., Class A	2,044	91

Realogy Holdings Corp.	23,800	491

RMR Group (The), Inc., Class A	3,832	356

Stratus Properties, Inc. *	114	3

Trinity Place Holdings, Inc. *	998	6
		1,765

Real Estate Investment Trusts – 6.8%

Acadia Realty Trust	19,683	552

AG Mortgage Investment Trust, Inc.	6,028	110

Agree Realty Corp.	4,870	259

Alexander & Baldwin, Inc.	15,534	352

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Real Estate Investment Trusts – 6.8% – continued

Alexander’s, Inc.	1,155	$397

American Assets Trust, Inc.	6,100	227

Annaly Capital Management, Inc.	9,238	94

Anworth Mortgage Asset Corp.	17,776	82

Apollo Commercial Real Estate Finance, Inc.	19,703	372

Arbor Realty Trust, Inc.	16,144	185

Ares Commercial Real Estate Corp.	4,841	68

Armada Hoffler Properties, Inc.	5,479	83

ARMOUR Residential REIT, Inc.	5,340	120

Ashford Hospitality Trust, Inc.	16,833	108

Blackstone Mortgage Trust, Inc., Class A	19,298	647

Braemar Hotels & Resorts, Inc.	1,204	14

Brandywine Realty Trust	40,605	638

BRT Apartments Corp.	15,541	187

Capstead Mortgage Corp.	26,749	212

CareTrust REIT, Inc.	6,458	114

CatchMark Timber Trust, Inc., Class A	4,039	46

Cedar Realty Trust, Inc.	32,336	151

Chatham Lodging Trust	4,579	96

Cherry Hill Mortgage Investment Corp.	2,835	51

Chesapeake Lodging Trust	13,162	422

Colony Capital, Inc.	64,600	393

Columbia Property Trust, Inc.	22,200	525

Community Healthcare Trust, Inc.	4,493	139

CoreCivic, Inc.	22,200	540

CorEnergy Infrastructure Trust, Inc.	1,327	50

CorePoint Lodging, Inc.	11,545	225

Corporate Office Properties Trust	15,931	475

Cousins Properties, Inc.	70,851	630

DDR Corp.	28,600	383

DiamondRock Hospitality Co.	44,487	519

Dynex Capital, Inc.	23,557	150

EastGroup Properties, Inc.	7,110	680

Ellington Residential Mortgage REIT	3,282	37

Empire State Realty Trust, Inc., Class A	13,793	229

Equity Commonwealth *	15,987	513

Exantas Capital Corp.	410	4

First Industrial Realty Trust, Inc.	24,546	771

First Real Estate Investment Trust of New Jersey	205	3

Four Corners Property Trust, Inc.	13,280	341

Franklin Street Properties Corp.	13,382	107

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Real Estate Investment Trusts – 6.8% – continued

Front Yard Residential Corp.	610	$7

GEO Group (The), Inc.	36,512	919

Getty Realty Corp.	13,596	388

Gladstone Commercial Corp.	7,310	140

Gladstone Land Corp.	8,887	110

Global Net Lease, Inc.	12,529	261

Gramercy Property Trust	21,299	584

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,950	192

Healthcare Realty Trust, Inc.	22,296	652

Hersha Hospitality Trust	5,388	122

Hudson Pacific Properties, Inc.	16,452	538

InfraREIT, Inc.	287	6

Invesco Mortgage Capital, Inc.	29,011	459

Investors Real Estate Trust	28,479	170

iStar, Inc.	9,457	106

LaSalle Hotel Properties	24,950	863

Lexington Realty Trust	45,375	377

Life Storage, Inc.	7,450	709

LTC Properties, Inc.	8,300	366

Mack-Cali Realty Corp.	19,817	421

Monmouth Real Estate Investment Corp.	19,659	329

National Health Investors, Inc.	8,335	630

New Senior Investment Group, Inc.	10,026	59

New York Mortgage Trust, Inc.	10,192	62

One Liberty Properties, Inc.	9,381	261

Outfront Media, Inc.	26,000	519

Owens Realty Mortgage, Inc.	220	4

Pebblebrook Hotel Trust	15,854	577

Pennsylvania Real Estate Investment Trust	7,098	67

PennyMac Mortgage Investment Trust	8,680	176

Physicians Realty Trust	28,687	484

Piedmont Office Realty Trust, Inc., Class A	23,900	452

PotlatchDeltic Corp.	15,218	623

PS Business Parks, Inc.	3,343	425

QTS Realty Trust, Inc., Class A	6,159	263

Ramco-Gershenson Properties Trust	17,430	237

Redwood Trust, Inc.	9,671	157

Retail Opportunity Investments Corp.	22,070	412

Retail Properties of America, Inc., Class A	41,100	501

Retail Value, Inc. *	2,860	93

Rexford Industrial Realty, Inc.	8,112	259

See Notes to the Financial Statements.

EQUITY FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Real Estate Investment Trusts – 6.8% – continued

RLJ Lodging Trust	33,251	$733

Ryman Hospitality Properties, Inc.	9,542	822

Sabra Health Care REIT, Inc.	33,145	766

Saul Centers, Inc.	2,409	135

Select Income REIT	10,526	231

Sotherly Hotels, Inc.	3,954	28

STAG Industrial, Inc.	14,324	394

Summit Hotel Properties, Inc.	19,332	262

Sunstone Hotel Investors, Inc.	46,244	757

Sutherland Asset Management Corp.	1,025	17

Tanger Factory Outlet Centers, Inc.	17,100	391

Taubman Centers, Inc.	11,100	664

Terreno Realty Corp.	9,430	356

Tier REIT, Inc.	5,212	126

Two Harbors Investment Corp.	10,901	163

UMH Properties, Inc.	16,764	262

Universal Health Realty Income Trust	3,245	241

Urban Edge Properties	19,715	435

Urstadt Biddle Properties, Inc., Class A	3,558	76

Washington Real Estate Investment Trust	14,957	458

Western Asset Mortgage Capital Corp.	6,570	66

Whitestone REIT	4,884	68

Winthrop Realty Trust *	9,142	6

Xenia Hotels & Resorts, Inc.	24,721	586
		34,324

Recreational Facilities & Services – 0.5%

Bowl America, Inc., Class A	492	7

International Speedway Corp., Class A	7,831	343

Marcus (The) Corp.	2,343	98

Planet Fitness, Inc., Class A *	17,600	951

RCI Hospitality Holdings, Inc.	12,418	368

Reading International, Inc., Class A *	3,059	48

SeaWorld Entertainment, Inc. *	16,855	530

Speedway Motorsports, Inc.	4,861	87

St. Joe (The) Co. *	12,800	215

Town Sports International Holdings, Inc. *	2,621	23
		2,670

Renewable Energy – 0.6%

Canadian Solar, Inc. *	6,976	101

EnerSys	11,267	982

FutureFuel Corp.	13,279	246

Green Plains, Inc.	9,620	165

Ormat Technologies, Inc.	9,382	508

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Renewable Energy – 0.6% – continued

Pacific Ethanol, Inc. *	412	$1

Renewable Energy Group, Inc. *	18,949	546

REX American Resources Corp. *	5,231	395

SolarEdge Technologies, Inc. *	5,545	209

Sunworks, Inc. *(1)	535	–

Ultralife Corp. *	846	7
		3,160

Retail – Consumer Staples – 0.6%

Big Lots, Inc.	10,604	443

Five Below, Inc. *	13,484	1,754

Ingles Markets, Inc., Class A	6,413	220

PriceSmart, Inc.	3,124	253

SUPERVALU, Inc. *	474	15

Village Super Market, Inc., Class A	1,375	37

Weis Markets, Inc.	3,671	159
		2,881

Retail – Discretionary – 3.0%

1-800-Flowers.com, Inc., Class A *	3,601	42

Abercrombie & Fitch Co., Class A	11,561	244

American Eagle Outfitters, Inc.	44,540	1,106

America’s Car-Mart, Inc. *	2,386	187

Asbury Automotive Group, Inc. *	7,700	529

At Home Group, Inc. *	6,567	207

Barnes & Noble Education, Inc. *	284	2

Barnes & Noble, Inc.	1,084	6

Bassett Furniture Industries, Inc.	6,435	137

Beacon Roofing Supply, Inc. *	12,706	460

Bed Bath & Beyond, Inc.	26,800	402

Big 5 Sporting Goods Corp.	708	4

BMC Stock Holdings, Inc. *	13,587	253

Buckle (The), Inc.	560	13

Build-A-Bear Workshop, Inc. *	1,771	16

Builders FirstSource, Inc. *	22,849	335

Caleres, Inc.	12,036	432

Cato (The) Corp., Class A	1,116	23

Chico’s FAS, Inc.	15,095	131

Children’s Place (The), Inc.	5,146	658

Citi Trends, Inc.	2,858	82

Conn’s, Inc. *	2,250	80

DSW, Inc., Class A	12,359	419

Ethan Allen Interiors, Inc.	5,051	105

FirstCash, Inc.	13,758	1,128

Francesca’s Holdings Corp. *(1)	135	–

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Retail – Discretionary – 3.0% – continued

Freshpet, Inc. *	11,443	$420

GameStop Corp., Class A	15,069	230

Genesco, Inc. *	2,104	99

Group 1 Automotive, Inc.	5,710	371

Guess?, Inc.	15,122	342

Haverty Furniture Cos., Inc.	9,157	202

Hibbett Sports, Inc. *	87	2

La-Z-Boy, Inc.	12,668	400

Liquidity Services, Inc. *	22,525	143

Lithia Motors, Inc., Class A	4,704	384

Lumber Liquidators Holdings, Inc. *	1,816	28

MarineMax, Inc. *	6,945	148

Michaels (The) Cos., Inc. *	21,800	354

Monro, Inc.	7,737	538

New York & Co., Inc. *(1)	54	–

Office Depot, Inc.	110,700	355

Overstock.com, Inc. *	3,872	107

Party City Holdco, Inc. *	14,511	197

Penske Automotive Group, Inc.	9,131	433

PetIQ, Inc. *	3,600	142

PetMed Express, Inc.	11,058	365

Pier 1 Imports, Inc.	3,268	5

RH *	2,789	365

Rush Enterprises, Inc., Class A	10,859	427

Sally Beauty Holdings, Inc. *	28,300	520

Shoe Carnival, Inc.	8,129	313

Sleep Number Corp. *	12,658	466

Sonic Automotive, Inc., Class A	7,407	143

Tailored Brands, Inc.	5,738	145

Vera Bradley, Inc. *	5,400	82

Winmark Corp.	1,350	224

Zumiez, Inc. *	10,803	285
		15,236

Semiconductors – 2.7%

Advanced Energy Industries, Inc. *	9,311	481

Alpha & Omega Semiconductor Ltd. *	11,239	131

Amkor Technology, Inc. *	21,903	162

Brooks Automation, Inc.	18,880	661

Cabot Microelectronics Corp.	2,591	267

CEVA, Inc. *	4,906	141

Cirrus Logic, Inc. *	14,745	569

Cohu, Inc.	13,238	332

Cree, Inc. *	16,166	612

CTS Corp.	6,954	239

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Semiconductors – 2.7% – continued

Diodes, Inc. *	11,201	$373

DSP Group, Inc. *	2,366	28

Electro Scientific Industries, Inc. *	48	1

Entegris, Inc.	32,685	946

FormFactor, Inc. *	4,405	61

II-VI, Inc. *	10,701	506

Inphi Corp. *	8,500	323

Integrated Device Technology, Inc. *	31,651	1,488

KEMET Corp. *	9,540	177

Kulicke & Soffa Industries, Inc.	20,347	485

Lattice Semiconductor Corp. *	33,972	272

MACOM Technology Solutions Holdings, Inc. *	9,816	202

MaxLinear, Inc. *	12,872	256

Nanometrics, Inc. *	6,827	256

NVE Corp.	2,980	316

Park Electrochemical Corp.	4,581	89

Photronics, Inc. *	10,874	107

Power Integrations, Inc.	6,974	441

Rambus, Inc. *	26,904	294

Rudolph Technologies, Inc. *	8,270	202

Semtech Corp. *	15,477	860

Silicon Laboratories, Inc. *	8,330	765

Synaptics, Inc. *	6,768	309

Veeco Instruments, Inc. *	13,606	139

Vishay Intertechnology, Inc.	31,594	643

Xcerra Corp. *	14,872	212

Xperi Corp.	12,333	183
		13,529

Software – 4.9%

ACI Worldwide, Inc. *	27,721	780

Actua Corp. *(2)	8,828	–

Agilysys, Inc. *	8,527	139

Allscripts Healthcare Solutions, Inc. *	31,204	445

Alteryx, Inc., Class A *	5,500	315

American Software, Inc., Class A	14,153	172

Appfolio, Inc., Class A *	7,049	553

Apptio, Inc., Class A *	6,000	222

Avaya Holdings Corp. *	20,400	452

Avid Technology, Inc. *	137	1

Blackbaud, Inc.	10,880	1,104

Blackline, Inc. *	4,729	267

Bottomline Technologies DE, Inc. *	9,754	709

Box, Inc., Class A *	24,700	591

See Notes to the Financial Statements.

EQUITY FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Software – 4.9% – continued

CCUR Holdings, Inc.	13,223	$64

ChannelAdvisor Corp. *	7,458	93

CommVault Systems, Inc. *	10,690	748

Computer Programs & Systems, Inc.	6,937	186

Cornerstone OnDemand, Inc. *	12,715	722

Coupa Software, Inc. *	10,300	815

CyberArk Software Ltd. *	7,664	612

Daily Journal Corp. *	429	103

Datawatch Corp. *	800	9

Digi International, Inc. *	9,094	122

Donnelley Financial Solutions, Inc. *	888	16

Ebix, Inc.	6,947	550

Envestnet, Inc. *	8,939	545

Everbridge, Inc. *	5,100	294

Evolent Health, Inc., Class A *	13,839	393

FireEye, Inc. *	38,200	649

Five9, Inc. *	11,114	486

Hortonworks, Inc. *	287	7

HubSpot, Inc. *	7,200	1,087

Immersion Corp. *	7,977	84

Imperva, Inc. *	7,458	346

InnerWorkings, Inc. *	1,124	9

Inovalon Holdings, Inc., Class A *	9,700	98

Instructure, Inc. *	4,482	159

j2 Global, Inc.	11,238	931

KeyW Holding (The) Corp. *	11,341	98

LivePerson, Inc. *	11,018	286

Manhattan Associates, Inc. *	20,393	1,113

MicroStrategy, Inc., Class A *	2,227	313

MINDBODY, Inc., Class A *	7,458	303

Monotype Imaging Holdings, Inc.	9,295	188

New Relic, Inc. *	8,600	810

NextGen Healthcare, Inc. *	5,400	108

Omnicell, Inc. *	8,916	641

OneSpan, Inc. *	10,063	192

Park City Group, Inc. *	1,533	15

Paylocity Holding Corp. *	4,598	369

PDF Solutions, Inc. *	12,365	112

Pegasystems, Inc.	13,236	829

Progress Software Corp.	8,952	316

PROS Holdings, Inc. *	11,041	387

Q2 Holdings, Inc. *	5,832	353

QAD, Inc., Class B	701	29

Qualys, Inc. *	7,868	701

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Software – 4.9% – continued

Rapid7, Inc. *	8,274	$305

Seachange International, Inc. *(1)	100	–

Simulations Plus, Inc.	9,399	190

SPS Commerce, Inc. *	4,478	444

Synchronoss Technologies, Inc. *	1,757	12

TiVo Corp.	20,517	255

Varonis Systems, Inc. *	4,368	320

Verint Systems, Inc. *	14,230	713

VirnetX Holding Corp. *	398	2

Zynga, Inc., Class A *	125,754	504
		24,786

Specialty Finance – 1.9%

Aircastle Ltd.	16,237	356

Altisource Portfolio Solutions S.A. *	3,983	128

Cardtronics PLC, Class A *	4,251	134

Cass Information Systems, Inc.	2,627	171

Curo Group Holdings Corp. *	3,700	112

Drive Shack, Inc. *	7,947	47

Ellie Mae, Inc. *	6,950	659

Encore Capital Group, Inc. *	4,582	164

Enova International, Inc. *	553	16

Essent Group Ltd. *	18,187	805

Everi Holdings, Inc. *	3,800	35

Federal Agricultural Mortgage Corp., Class C	100	7

GATX Corp.	10,520	911

Green Dot Corp., Class A *	8,172	726

HFF, Inc., Class A	5,859	249

HomeStreet, Inc. *	4,309	114

Investors Title Co.	1,884	316

LendingTree, Inc. *	1,861	428

Liberty Tax, Inc. (1)	17	–

Meta Financial Group, Inc.	4,653	385

MGIC Investment Corp. *	76,111	1,013

Nelnet, Inc., Class A	8,613	492

Ocwen Financial Corp. *	1,373	5

PennyMac Financial Services, Inc., Class A	3,881	81

PRA Group, Inc. *	14,364	517

Regional Management Corp. *	300	9

Stewart Information Services Corp.	8,078	364

Walker & Dunlop, Inc.	7,356	389

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Specialty Finance – 1.9% – continued

Willis Lease Finance Corp. *	1,817	$63

World Acceptance Corp. *	6,914	791
		9,487

Technology Services – 2.4%

AstroNova, Inc.	4,190	91

CACI International, Inc., Class A *	5,555	1,023

Computer Services, Inc.	2,142	109

comScore, Inc. *	25,104	458

Convergys Corp.	23,009	546

CoreLogic, Inc. *	12,041	595

CSG Systems International, Inc.	7,856	315

Cubic Corp.	6,651	486

Endurance International Group Holdings, Inc. *	683	6

Engility Holdings, Inc. *	6,888	248

EVERTEC, Inc.	15,732	379

ExlService Holdings, Inc. *	7,677	508

Globant S.A. *	6,597	389

ICF International, Inc.	5,801	438

Information Services Group, Inc. *	10,169	49

Intersections, Inc. *(1)	38	–

Luxoft Holding, Inc. *	4,551	215

ManTech International Corp., Class A	4,802	304

MAXIMUS, Inc.	19,340	1,258

Medidata Solutions, Inc. *	13,014	954

NIC, Inc.	14,657	217

Perficient, Inc. *	8,196	218

Presidio, Inc.	11,075	169

Reis, Inc.	5,613	129

Science Applications International Corp.	10,839	874

StarTek, Inc. *	835	6

Sykes Enterprises, Inc. *	14,167	432

Syntel, Inc. *	7,066	290

Travelport Worldwide Ltd.	26,869	453

TTEC Holdings, Inc.	6,922	179

Virtusa Corp. *	5,872	315

WageWorks, Inc. *	9,011	385
		12,038

Telecom – 0.9%

8x8, Inc. *	14,458	307

ATN International, Inc.	2,948	218

Cincinnati Bell, Inc. *	14,505	231

Cogent Communications Holdings, Inc.	16,334	911

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Telecom – 0.9% – continued

Consolidated Communications Holdings, Inc.	15,094	$197

Gogo, Inc. *	551	3

GTT Communications, Inc. *	10,316	448

Intelsat S.A. *	100	3

Internap Corp. *	70	1

Iridium Communications, Inc. *	12,768	287

Liberty Latin America Ltd., Class C *	7,900	163

Loral Space & Communications, Inc. *	1,677	76

RigNet, Inc. *	14,481	295

Shenandoah Telecommunications Co.	11,900	461

Spok Holdings, Inc.	9,459	146

Telephone & Data Systems, Inc.	13,100	399

Vonage Holdings Corp. *	29,422	416

Zix Corp. *	3,266	18
		4,580

Transportation & Logistics – 1.3%

Air T, Inc. *	510	17

Air Transport Services Group, Inc. *	14,125	303

ArcBest Corp.	3,779	183

Ardmore Shipping Corp. *	23,100	150

Atlas Air Worldwide Holdings, Inc. *	6,375	406

Celadon Group, Inc. *	1,118	3

Covenant Transportation Group, Inc., Class A *	6,527	190

CryoPort, Inc. *	8,000	102

DHT Holdings, Inc.	54,495	256

Dorian LPG Ltd. *	1,255	10

Echo Global Logistics, Inc. *	10,316	319

Forward Air Corp.	7,807	560

Frontline Ltd. *	11,627	68

GasLog Ltd.	6,297	124

Golar LNG Ltd.	16,371	455

Heartland Express, Inc.	15,356	303

Hornbeck Offshore Services, Inc. *	200	1

International Seaways, Inc. *	6,873	138

Marten Transport Ltd.	11,395	240

Matson, Inc.	11,035	437

Mobile Mini, Inc.	11,735	515

Navigator Holdings Ltd. *	4,675	57

Nordic American Offshore Ltd.	508	1

P.A.M. Transportation Services, Inc. *	1,262	82

Patriot Transportation Holding, Inc. *	465	9

Saia, Inc. *	7,631	583

See Notes to the Financial Statements.

EQUITY FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Transportation & Logistics – 1.3% – continued

SEACOR Marine Holdings, Inc. *	3,072	$70

Ship Finance International Ltd.	16,226	226

Tsakos Energy Navigation Ltd.	556	2

Universal Logistics Holdings, Inc.	4,491	165

USA Truck, Inc. *	500	10

Werner Enterprises, Inc.	11,218	397
		6,382

Transportation Equipment – 0.3%

American Railcar Industries, Inc.	5,079	234

Conrad Industries, Inc. *	300	6

FreightCar America, Inc. *	3,833	62

Greenbrier (The) Cos., Inc.	8,517	512

Spartan Motors, Inc.	26,611	392

Wabash National Corp.	16,094	293
		1,499

Utilities – 3.3%

ALLETE, Inc.	12,489	937

American States Water Co.	9,579	586

Artesian Resources Corp., Class A	6,812	251

Atlantica Yield PLC	6,300	130

Avista Corp.	15,805	799

Black Hills Corp.	7,697	447

California Water Service Group	12,176	522

Chesapeake Utilities Corp.	4,514	379

Clearway Energy, Inc., Class A	7,658	146

Connecticut Water Service, Inc.	6,020	418

Consolidated Water Co. Ltd.	13,628	189

El Paso Electric Co.	13,091	749

IDACORP, Inc.	12,855	1,276

MGE Energy, Inc.	8,852	565

Middlesex Water Co.	9,163	444

New Jersey Resources Corp.	20,808	959

Northwest Natural Gas Co.	6,953	465

NorthWestern Corp.	11,966	702

ONE Gas, Inc.	13,350	1,098

Otter Tail Corp.	9,501	455

Pattern Energy Group, Inc., Class A	14,099	280

PNM Resources, Inc.	20,189	796

Portland General Electric Co.	22,616	1,031

RGC Resources, Inc.	889	24

SJW Group	6,941	424

South Jersey Industries, Inc.	16,543	583

Southwest Gas Holdings, Inc.	11,966	946

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Utilities – 3.3% – continued

Spire, Inc.	10,917	$803

Unitil Corp.	3,654	186

York Water (The) Co.	3,620	110
		16,700

Waste & Environment Services & Equipment – 0.4%

CECO Environmental Corp. *	1,395	11

Covanta Holding Corp.	19,286	314

ESCO Technologies, Inc.	6,701	456

Heritage-Crystal Clean, Inc. *	508	11

Sharps Compliance Corp. *	7,206	25

Tetra Tech, Inc.	15,627	1,067

US Ecology, Inc.	4,601	339
		2,223
Total Common Stocks
(Cost $319,786)		496,094

PREFERRED STOCKS – 0.0%

Financial Services – 0.0%

Steel Partners Holdings L.P., 6.00%	3,189	73
Total Preferred Stocks
(Cost $83)		73

RIGHTS – 0.0%

Biotechnology & Pharmaceuticals – 0.0%

Tobira Therapeutics, Inc. (Contingent Value Rights) *(3)	16,926	129

Chemicals – 0.0%

A. Schulman, Inc. (Contingent Value Rights) *(3)	9,541	19

Media – 0.0%

Media General, Inc. (Contingent Value Rights) *(3)	11,792	1

Medical Equipment & Devices – 0.0%

American Medical Alert Corp. *(2)	13,109	–

Specialty Finance – 0.0%

NewStar Financial, Inc. (Contingent Value Rights) *(2)	1,580	–
Total Rights
(Cost $131)		149

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
OTHER – 0.0%

Escrow Adolor Corp. *(2)	1,241	$–
Total Other
(Cost $–)		–

INVESTMENT COMPANIES – 1.6%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (4)(5)	7,907,129	7,907
Total Investment Companies
(Cost $7,907)		7,907

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Tidewater, Inc., Class A Exp. 7/31/23, Strike $0.00 *(1)	10	$–

Tidewater, Inc., Class B Exp. 7/31/23, Strike $0.00 *(1)	11	–
Total Warrants
(Cost $–)		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 2.11%, 1/10/19 (6)(7)	$1,042	$1,036
Total Short-Term Investments
(Cost $1,036)		1,036

Total Investments – 99.9%
(Cost $328,943)		505,259

Other Assets less Liabilities – 0.1%		310
NET ASSETS – 100.0%		$505,569

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Level 3 asset.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2018 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini Russell 2000 Index	104	$8,844	Long	12/18	$(103)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.8%
Consumer Discretionary	12.5
Consumer Staples	2.7
Energy	5.0
Financials	17.1
Health Care	15.9
Industrials	15.3
Information Technology	14.1
Materials	4.3
Real Estate	6.8
Utilities	3.5

Total	100.0%

See Notes to the Financial Statements.

EQUITY FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Banking	$52,923		$251		$–	$53,174
Home & Office Products	10,291		20		–	10,311
Insurance	14,532		13		–	14,545
Real Estate Investment Trusts	34,318		6		–	34,324
Recreational Facilities & Services	2,663		7		–	2,670
All Other Industries (1)	381,070		–		–	381,070
Total Common Stocks	495,797		297		–	496,094

Preferred Stocks(1)	–		73		–	73
Rights(1)	–		–		149	149
Investment Companies	7,907		–		–	7,907
Warrants	–	*	–	*	–	–	*
Short-Term Investments	–		1,036		–	1,036
Total Investments	$503,704		$1,406		$149	$505,259

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(103)		$–		$–	$(103)

(1)	Classifications as defined in the Schedule of Investments.

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0%

Aerospace & Defense – 1.5%

AAR Corp.	392,898	$18,816

Esterline Technologies Corp. *	171,165	15,567

Moog, Inc., Class A	151,431	13,019

MSA Safety, Inc.	23,316	2,482

Woodward, Inc.	41,001	3,315
		53,199

Apparel & Textile Products – 1.1%

Columbia Sportswear Co.	32,031	2,981

Deckers Outdoor Corp. *	95,076	11,274

Movado Group, Inc.	115,504	4,840

Perry Ellis International, Inc. *	98,370	2,688

Skechers U.S.A., Inc., Class A *	54,353	1,518

Unifi, Inc. *	128,907	3,652

Wolverine World Wide, Inc.	267,146	10,432
		37,385

Asset Management – 0.5%

Blucora, Inc. *	18,714	753

Kennedy-Wilson Holdings, Inc.	186,183	4,003

Stifel Financial Corp.	210,775	10,804

Waddell & Reed Financial, Inc., Class A	33,309	706
		16,266

Automotive – 1.2%

American Axle & Manufacturing Holdings, Inc. *	132,740	2,315

Cooper Tire & Rubber Co.	401,798	11,371

Cooper-Standard Holdings, Inc. *	41,543	4,984

Dana, Inc.	314,856	5,878

Modine Manufacturing Co. *	176,135	2,624

Standard Motor Products, Inc.	154,665	7,613

Superior Industries International, Inc.	392,466	6,692
		41,477

Banking – 18.5%

1st Source Corp.	18,308	963

Arrow Financial Corp.	14,979	554

Axos Financial, Inc. *	25,039	861

BancFirst Corp.	117,072	7,019

Banco Latinoamericano de Comercio Exterior S.A.	73,070	1,529

BancorpSouth Bank	579,860	18,961

BankFinancial Corp.	111,364	1,775

Banner Corp.	32,044	1,992

Berkshire Hills Bancorp, Inc.	109,618	4,461

Boston Private Financial Holdings, Inc.	265,149	3,619

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Banking – 18.5% – continued

Brookline Bancorp, Inc.	216,868	$3,622

Capitol Federal Financial, Inc.	55,387	706

Cathay General Bancorp	560,271	23,218

Central Pacific Financial Corp.	37,016	978

Chemical Financial Corp.	319,259	17,048

City Holding Co.	124,563	9,566

CNB Financial Corp.	43,781	1,264

Columbia Banking System, Inc.	206,080	7,990

Community Bank System, Inc.	348,057	21,256

Community Trust Bancorp, Inc.	160,666	7,447

CVB Financial Corp.	469,306	10,475

Dime Community Bancshares, Inc.	424,641	7,580

Enterprise Financial Services Corp.	57,571	3,054

FCB Financial Holdings, Inc., Class A *	157,993	7,489

Financial Institutions, Inc.	46,013	1,445

First BanCorp	89,816	3,638

First Busey Corp.	24,591	764

First Business Financial Services, Inc.	33,526	777

First Commonwealth Financial Corp.	148,788	2,401

First Defiance Financial Corp.	26,754	806

First Financial Bancorp	506,812	15,052

First Financial Corp.	117,905	5,919

First Interstate BancSystem, Inc., Class A	52,841	2,367

First Merchants Corp.	215,580	9,699

First Midwest Bancorp, Inc.	270,660	7,197

Flushing Financial Corp.	377,752	9,217

FNB Corp.	693,765	8,825

Fulton Financial Corp.	764,406	12,727

German American Bancorp, Inc.	64,307	2,269

Glacier Bancorp, Inc.	66,498	2,865

Great Southern Bancorp, Inc.	19,325	1,070

Great Western Bancorp, Inc.	268,094	11,311

Hancock Whitney Corp.	253,687	12,063

Hanmi Financial Corp.	96,186	2,395

Heartland Financial USA, Inc.	136,341	7,915

Heritage Financial Corp.	81,355	2,860

Hilltop Holdings, Inc.	231,347	4,666

Hope Bancorp, Inc.	685,434	11,084

Independent Bank Corp.	172,563	14,254

International Bancshares Corp.	160,690	7,231

Investors Bancorp, Inc.	651,088	7,989

Lakeland Bancorp, Inc.	322,957	5,829

Lakeland Financial Corp.	157,402	7,316

Meridian Bancorp, Inc.	21,661	368

See Notes to the Financial Statements.

EQUITY FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Banking – 18.5% – continued

NBT Bancorp, Inc.	250,661	$9,620

Northwest Bancshares, Inc.	532,440	9,222

OceanFirst Financial Corp.	136,403	3,713

OFG Bancorp	139,139	2,247

Old National Bancorp	439,533	8,483

Oritani Financial Corp.	118,464	1,842

Park National Corp.	40,017	4,224

Peapack Gladstone Financial Corp.	6,378	197

Pinnacle Financial Partners, Inc.	37,760	2,271

Preferred Bank	40,083	2,345

Prosperity Bancshares, Inc.	86,546	6,002

Provident Financial Services, Inc.	765,069	18,782

Renasant Corp.	274,159	11,298

S&T Bancorp, Inc.	223,419	9,687

Sandy Spring Bancorp, Inc.	111,169	4,370

Sierra Bancorp	134,795	3,896

Simmons First National Corp., Class A	141,434	4,165

South State Corp.	122,908	10,079

Southside Bancshares, Inc.	86,244	3,001

Texas Capital Bancshares, Inc. *	158,157	13,072

Tompkins Financial Corp.	44,796	3,637

Towne Bank	200,612	6,189

TriCo Bancshares	144,644	5,586

TrustCo Bank Corp. NY	164,321	1,397

Trustmark Corp.	468,858	15,777

UMB Financial Corp.	243,907	17,293

Umpqua Holdings Corp.	449,320	9,346

Union Bankshares Corp.	158,573	6,110

United Bankshares, Inc.	620,587	22,558

United Community Banks, Inc.	128,728	3,590

United Community Financial Corp.	55,227	534

United Financial Bancorp, Inc.	344,909	5,805

Univest Corp. of Pennsylvania	26,646	705

Valley National Bancorp	527,060	5,929

Washington Federal, Inc.	739,881	23,676

WesBanco, Inc.	180,274	8,037

Westamerica Bancorporation	21,776	1,310

Wintrust Financial Corp.	239,368	20,332

WSFS Financial Corp.	67,446	3,180
		635,253

Biotechnology & Pharmaceuticals – 1.5%

Aceto Corp.	370,338	837

Acorda Therapeutics, Inc. *	207,114	4,070

Cambrex Corp. *	28,942	1,980

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Biotechnology & Pharmaceuticals – 1.5% – continued

Celldex Therapeutics, Inc. *	175,435	$79

Collegium Pharmaceutical, Inc. *	16,181	238

Concert Pharmaceuticals, Inc. *	146,936	2,181

Emergent BioSolutions, Inc. *	185,436	12,207

Endo International PLC *	365,269	6,147

Esperion Therapeutics, Inc. *	150,198	6,664

Horizon Pharma PLC *	66,094	1,294

Lannett Co., Inc. *	144,441	686

Mallinckrodt PLC *	81,815	2,398

PDL BioPharma, Inc. *	1,396,839	3,674

Phibro Animal Health Corp., Class A	7,848	337

Prestige Consumer Healthcare, Inc. *	21,249	805

PTC Therapeutics, Inc. *	79,207	3,723

Retrophin, Inc. *	112,238	3,225

Taro Pharmaceutical Industries Ltd. *	16,066	1,579

Tetraphase Pharmaceuticals, Inc. *	202,849	560
		52,684

Chemicals – 2.5%

H.B. Fuller Co.	228,286	11,796

Innophos Holdings, Inc.	75,080	3,334

Innospec, Inc.	99,482	7,635

Kraton Corp. *	117,753	5,552

Materion Corp.	280,499	16,970

Minerals Technologies, Inc.	232,161	15,694

Nexeo Solutions, Inc. *	35,953	440

Rayonier Advanced Materials, Inc.	166,228	3,064

Rogers Corp. *	83,352	12,279

Sensient Technologies Corp.	112,530	8,610

Stepan Co.	9,002	783

Valhi, Inc.	106,825	244
		86,401

Commercial Services – 2.4%

ABM Industries, Inc.	401,412	12,946

Barrett Business Services, Inc.	31,542	2,106

CBIZ, Inc. *	124,951	2,961

Emerald Expositions Events, Inc.	13,805	228

Ennis, Inc.	326,652	6,680

FTI Consulting, Inc. *	317,560	23,242

Kforce, Inc.	72,529	2,727

Korn/Ferry International	313,992	15,461

Navigant Consulting, Inc.	201,781	4,653

TrueBlue, Inc. *	16,461	429

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Commercial Services – 2.4% – continued

UniFirst Corp.	45,466	$7,895

Viad Corp.	43,200	2,560
		81,888

Construction Materials – 0.9%

Boise Cascade Co.	163,512	6,017

Simpson Manufacturing Co., Inc.	300,537	21,777

Universal Forest Products, Inc.	91,227	3,223
		31,017

Consumer Products – 2.0%

Cal-Maine Foods, Inc.	57,252	2,765

Central Garden & Pet Co., Class A *	25,788	854

Clearwater Paper Corp. *	39,427	1,171

Darling Ingredients, Inc. *	626,027	12,095

Fresh Del Monte Produce, Inc.	106,779	3,619

Helen of Troy Ltd. *	73,105	9,569

Inter Parfums, Inc.	174,986	11,278

MGP Ingredients, Inc.	6,700	529

Nomad Foods Ltd. *	69,697	1,412

Sanderson Farms, Inc.	91,049	9,412

Universal Corp.	236,058	15,344
		68,048

Consumer Services – 0.9%

Aaron’s, Inc.	279,325	15,212

Adtalem Global Education, Inc. *	249,072	12,005

Regis Corp. *	177,925	3,635
		30,852

Containers & Packaging – 0.3%

KapStone Paper and Packaging Corp.	133,215	4,517

Myers Industries, Inc.	298,315	6,936
		11,453

Design, Manufacturing & Distribution – 1.5%

Benchmark Electronics, Inc.	477,934	11,184

Fabrinet *	84,072	3,889

Jabil, Inc.	70,206	1,901

Plexus Corp. *	268,222	15,694

SYNNEX Corp.	160,073	13,558

Tech Data Corp. *	53,229	3,809
		50,035

Distributors – Consumer Staples – 0.6%

Andersons (The), Inc.	373,365	14,057

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Distributors – Consumer Staples – 0.6% – continued

Core-Mark Holding Co., Inc.	147,510	$5,010

United Natural Foods, Inc. *	606	18
		19,085

Distributors – Discretionary – 1.3%

ePlus, Inc. *	14,872	1,379

G-III Apparel Group Ltd. *	19,663	947

Insight Enterprises, Inc. *	490,068	26,508

PC Connection, Inc.	250,263	9,733

ScanSource, Inc. *	174,370	6,957
		45,524

Electrical Equipment – 0.4%

Belden, Inc.	33,537	2,395

Littelfuse, Inc.	1,681	332

Watts Water Technologies, Inc., Class A	124,553	10,338
		13,065

Engineering & Construction Services – 0.8%

Aegion Corp. *	238,033	6,041

Dycom Industries, Inc. *	12,233	1,035

EMCOR Group, Inc.	46,304	3,478

Granite Construction, Inc.	256,764	11,734

KBR, Inc.	56,195	1,187

Primoris Services Corp.	20,643	512

TopBuild Corp. *	14,239	809

Tutor Perini Corp. *	148,428	2,791
		27,587

Forest & Paper Products – 0.6%

Mercer International, Inc.	538,589	9,048

Neenah, Inc.	44,647	3,853

P.H. Glatfelter Co.	375,056	7,168

Schweitzer-Mauduit International, Inc.	41,068	1,573
		21,642

Gaming, Lodging & Restaurants – 0.9%

Belmond Ltd., Class A *	223,506	4,079

Boyd Gaming Corp.	45,075	1,526

Marriott Vacations Worldwide Corp.	134,342	15,013

Monarch Casino & Resort, Inc. *	24,064	1,094

Penn National Gaming, Inc. *	36,728	1,209

Texas Roadhouse, Inc.	91,090	6,311
		29,232

Hardware – 1.7%

ADTRAN, Inc.	185,668	3,277

ARRIS International PLC *	74,212	1,929

See Notes to the Financial Statements.

EQUITY FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Hardware – 1.7% – continued

AVX Corp.	67,451	$1,218

Ciena Corp. *	129,130	4,034

Electronics For Imaging, Inc. *	150,156	5,117

Finisar Corp. *	675,951	12,877

Knowles Corp. *	342,745	5,696

Mercury Systems, Inc. *	111,330	6,159

NETGEAR, Inc. *	174,001	10,936

NetScout Systems, Inc. *	133,793	3,378

PC-Tel, Inc. *	68,370	318

Plantronics, Inc.	40,048	2,415

TTM Technologies, Inc. *	41,002	652
		58,006

Health Care Facilities & Services – 1.4%

Amedisys, Inc. *	34,896	4,361

Capital Senior Living Corp. *	101,328	956

Diplomat Pharmacy, Inc. *	258,126	5,010

LHC Group, Inc. *	54,646	5,628

Magellan Health, Inc. *	187,865	13,536

MedCath Corp. *(1)	106,845	–

Molina Healthcare, Inc. *	24,187	3,597

National HealthCare Corp.	45,655	3,441

Select Medical Holdings Corp. *	318,182	5,854

Triple-S Management Corp., Class B *	349,285	6,598
		48,981

Home & Office Products – 1.1%

ACCO Brands Corp.	438,070	4,950

Beazer Homes USA, Inc. *	202,441	2,126

CSS Industries, Inc.	86,789	1,235

Hooker Furniture Corp.	118,701	4,012

Interface, Inc.	23,773	555

KB Home	180,125	4,307

MDC Holdings, Inc.	101,164	2,992

Meritage Homes Corp. *	162,443	6,481

Steelcase, Inc., Class A	101,970	1,886

TRI Pointe Group, Inc. *	620,847	7,699

William Lyon Homes, Class A *	58,064	923
		37,166

Industrial Services – 0.3%

Applied Industrial Technologies, Inc.	32,101	2,512

Kaman Corp.	76,793	5,128

Systemax, Inc.	14,894	491

WESCO International, Inc. *	18,847	1,158
		9,289

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Institutional Financial Services – 0.1%

GAIN Capital Holdings, Inc.	323,746	$2,104

Virtu Financial, Inc., Class A	36,663	750
		2,854

Insurance – 5.5%

American Equity Investment Life Holding Co.	494,016	17,468

AMERISAFE, Inc.	112,267	6,955

Argo Group International Holdings Ltd.	53,947	3,401

Assurant, Inc.	21,023	2,269

CNO Financial Group, Inc.	710,791	15,083

EMC Insurance Group, Inc.	118,499	2,929

Employers Holdings, Inc.	327,899	14,854

Enstar Group Ltd. *	36,564	7,624

FBL Financial Group, Inc., Class A	83,704	6,299

Hanover Insurance Group (The), Inc.	17,026	2,100

Horace Mann Educators Corp.	386,010	17,332

Kemper Corp.	97,097	7,811

National General Holdings Corp.	132,684	3,561

Navigators Group (The), Inc.	178,245	12,317

NMI Holdings, Inc., Class A *	25,994	589

ProAssurance Corp.	126,465	5,938

Radian Group, Inc.	1,089,188	22,514

RLI Corp.	182,724	14,358

Selective Insurance Group, Inc.	303,286	19,259

United Fire Group, Inc.	147,958	7,512

Universal Insurance Holdings, Inc.	13,967	678
		190,851

Iron & Steel – 0.9%

Carpenter Technology Corp.	166,590	9,821

Cleveland-Cliffs, Inc. *	312,439	3,955

Commercial Metals Co.	481,774	9,886

Schnitzer Steel Industries, Inc., Class A	81,919	2,216

TimkenSteel Corp. *	192,895	2,868

Warrior Met Coal, Inc.	44,005	1,190
		29,936

Leisure Products – 0.3%

Acushnet Holdings Corp.	29,945	821

Callaway Golf Co.	425,963	10,347
		11,168

Machinery – 1.2%

AGCO Corp.	31,870	1,937

Alamo Group, Inc.	30,927	2,833

Briggs & Stratton Corp.	156,980	3,019

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Machinery – 1.2% – continued

CIRCOR International, Inc.	19,555	$929

Columbus McKinnon Corp.	74,137	2,931

Curtiss-Wright Corp.	36,495	5,015

Federal Signal Corp.	24,037	644

Hollysys Automation Technologies Ltd.	24,175	517

Hyster-Yale Materials Handling, Inc.	5,071	312

Kadant, Inc.	37,495	4,044

MTS Systems Corp.	6,263	343

Regal Beloit Corp.	102,094	8,418

Rexnord Corp. *	41,657	1,283

SPX FLOW, Inc. *	17,023	885

Standex International Corp.	91,299	9,518
		42,628

Manufactured Goods – 0.6%

AZZ, Inc.	10,400	525

Barnes Group, Inc.	135,314	9,611

Chart Industries, Inc. *	111,832	8,760

EnPro Industries, Inc.	8,651	631

Gibraltar Industries, Inc. *	12,720	580

Timken (The) Co.	31,202	1,556
		21,663

Media – 1.9%

Acxiom Holdings, Inc. *	279,437	13,807

Entercom Communications Corp., Class A	453,010	3,579

EW Scripps (The) Co., Class A	734,971	12,127

Hemisphere Media Group, Inc. *	84,035	1,172

Meredith Corp.	214,395	10,945

New Media Investment Group, Inc.	23,733	372

New York Times (The) Co., Class A	150,240	3,478

Scholastic Corp.	374,405	17,481

Sinclair Broadcast Group, Inc., Class A	30,652	869

TEGNA, Inc.	110,074	1,317
		65,147

Medical Equipment & Devices – 2.8%

AngioDynamics, Inc. *	325,859	7,084

Avanos Medical, Inc. *	260,262	17,828

Cantel Medical Corp.	43,150	3,972

CONMED Corp.	129,692	10,274

CryoLife, Inc. *	333,314	11,733

Integer Holdings Corp. *	187,674	15,568

Luminex Corp.	193,354	5,861

Myriad Genetics, Inc. *	361,830	16,644

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Medical Equipment & Devices – 2.8% – continued

Natus Medical, Inc. *	22,145	$789

Orthofix Medical, Inc. *	52,442	3,032

Wright Medical Group N.V. *	132,883	3,856
		96,641

Metals & Mining – 0.4%

Century Aluminum Co. *	509	6

Coeur Mining, Inc. *	10,231	55

Encore Wire Corp.	55,757	2,793

Kaiser Aluminum Corp.	111,212	12,129
		14,983

Oil, Gas & Coal – 6.5%

Abraxas Petroleum Corp. *	183,307	427

Arch Coal, Inc., Class A	82,222	7,351

C&J Energy Services, Inc. *	14,406	300

Callon Petroleum Co. *	1,329,579	15,942

Centennial Resource Development, Inc., Class A *	106,117	2,319

Cloud Peak Energy, Inc. *	142,394	327

CNX Resources Corp. *	89,644	1,283

Concho Resources, Inc. *	50,592	7,728

CVR Energy, Inc.	34,786	1,399

Delek U.S. Holdings, Inc.	385,309	16,349

Denbury Resources, Inc. *	161,021	998

Diamond Offshore Drilling, Inc. *	426,020	8,520

Dril-Quip, Inc. *	202,308	10,571

Ensco PLC, Class A	1,569,064	13,243

Exterran Corp. *	142,204	3,773

Forum Energy Technologies, Inc. *	169,544	1,755

Gran Tierra Energy, Inc. *	154,347	590

Halcon Resources Corp. *	350,420	1,566

HighPoint Resources Corp. *	84,507	412

Key Energy Services, Inc. *	159,256	1,822

Mammoth Energy Services, Inc.	17,914	521

Matrix Service Co. *	197,478	4,868

McDermott International, Inc. *	735,389	13,553

Midstates Petroleum Co., Inc. *	167,871	1,496

Natural Gas Services Group, Inc. *	181,589	3,831

Newpark Resources, Inc. *	902,480	9,341

Oasis Petroleum, Inc. *	555,418	7,876

Oceaneering International, Inc. *	91,430	2,523

Oil States International, Inc. *	151,960	5,045

Par Pacific Holdings, Inc. *	55,970	1,142

PBF Energy, Inc., Class A	44,339	2,213

PDC Energy, Inc. *	286,074	14,006

See Notes to the Financial Statements.

EQUITY FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Oil, Gas & Coal – 6.5% – continued

Peabody Energy Corp.	85,416	$3,044

ProPetro Holding Corp. *	15,492	255

Rowan Cos. PLC, Class A *	484,455	9,122

SEACOR Holdings, Inc.	61,819	3,054

SemGroup Corp., Class A	382,972	8,444

SM Energy Co.	126,894	4,001

Southwestern Energy Co. *	235,339	1,203

SRC Energy, Inc. *	1,211,760	10,773

Thermon Group Holdings, Inc. *	124,381	3,207

Unit Corp. *	434,487	11,323

US Silica Holdings, Inc.	199,473	3,756

W&T Offshore, Inc. *	55,724	537
		221,809

Passenger Transportation – 0.1%

Hawaiian Holdings, Inc.	62,762	2,517

SkyWest, Inc.	20,747	1,222

Spirit Airlines, Inc. *	27,343	1,284
		5,023

Real Estate – 0.2%

McGrath RentCorp	101,880	5,549

Real Estate Investment Trusts – 9.5%

Acadia Realty Trust	317,692	8,905

Agree Realty Corp.	177,845	9,447

American Assets Trust, Inc.	95,078	3,545

Apple Hospitality REIT, Inc.	92,283	1,614

Blackstone Mortgage Trust, Inc., Class A	40,210	1,347

Brandywine Realty Trust	71,525	1,124

Chatham Lodging Trust	209,659	4,380

Chesapeake Lodging Trust	634,731	20,356

CorEnergy Infrastructure Trust, Inc.	41,427	1,557

Corporate Office Properties Trust	103,192	3,078

Cousins Properties, Inc.	1,275,132	11,336

DiamondRock Hospitality Co.	1,450,131	16,923

First Industrial Realty Trust, Inc.	392,418	12,322

Franklin Street Properties Corp.	696,669	5,566

GEO Group (The), Inc.	565,429	14,226

Getty Realty Corp.	97,800	2,793

Healthcare Realty Trust, Inc.	441,990	12,933

Hersha Hospitality Trust	49,956	1,133

Hospitality Properties Trust	65,844	1,899

Independence Realty Trust, Inc.	182,539	1,922

Kite Realty Group Trust	108,855	1,812

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Real Estate Investment Trusts – 9.5% – continued

Ladder Capital Corp.	77,959	$1,321

LaSalle Hotel Properties	964,349	33,357

Life Storage, Inc.	18,636	1,773

Mack-Cali Realty Corp.	342,979	7,292

Medical Properties Trust, Inc.	93,851	1,399

MFA Financial, Inc.	837,952	6,159

Monmouth Real Estate Investment Corp.	78,327	1,310

National Health Investors, Inc.	124,349	9,400

New York Mortgage Trust, Inc.	347,943	2,116

One Liberty Properties, Inc.	121,339	3,371

Pebblebrook Hotel Trust	199,229	7,246

Physicians Realty Trust	472,329	7,963

Piedmont Office Realty Trust, Inc., Class A	376,202	7,122

PotlatchDeltic Corp.	186,740	7,647

PS Business Parks, Inc.	70,441	8,952

Ramco-Gershenson Properties Trust	793,883	10,797

Retail Opportunity Investments Corp.	45,039	841

Retail Properties of America, Inc., Class A	87,934	1,072

Rexford Industrial Realty, Inc.	32,483	1,038

Sabra Health Care REIT, Inc.	210,356	4,863

Select Income REIT	241,787	5,305

Spirit MTA REIT	17,083	197

Spirit Realty Capital, Inc.	170,835	1,377

STORE Capital Corp.	79,342	2,205

Summit Hotel Properties, Inc.	313,547	4,242

Sunstone Hotel Investors, Inc.	928,808	15,195

Terreno Realty Corp.	166,875	6,291

Tier REIT, Inc.	158,209	3,813

Washington Prime Group, Inc.	566,819	4,138

Washington Real Estate Investment Trust	196,430	6,021

Weingarten Realty Investors	216,884	6,454

Winthrop Realty Trust *	35,149	24

Xenia Hotels & Resorts, Inc.	326,118	7,729
		326,248

Recreational Facilities & Services – 0.9%

International Speedway Corp., Class A	331,491	14,519

Marcus (The) Corp.	319,528	13,436

St. Joe (The) Co. *	112,619	1,892
		29,847

Renewable Energy – 0.8%

Canadian Solar, Inc. *	23,436	340

EnerSys	86,454	7,533

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Renewable Energy – 0.8% – continued

Green Plains, Inc.	270,205	$4,647

Ormat Technologies, Inc.	20,308	1,099

Renewable Energy Group, Inc. *	148,298	4,271

REX American Resources Corp. *	108,414	8,191
		26,081

Retail – Consumer Staples – 0.2%

Ingles Markets, Inc., Class A	35,055	1,201

PriceSmart, Inc.	22,366	1,810

SpartanNash Co.	101,884	2,044

Village Super Market, Inc., Class A	38,861	1,057

Weis Markets, Inc.	27,012	1,172
		7,284

Retail – Discretionary – 3.9%

Abercrombie & Fitch Co., Class A	27,249	575

American Eagle Outfitters, Inc.	180,250	4,476

AutoNation, Inc. *	36,787	1,529

Beacon Roofing Supply, Inc. *	27,247	986

BMC Stock Holdings, Inc. *	283,971	5,296

Boot Barn Holdings, Inc. *	80,448	2,286

Caleres, Inc.	113,149	4,058

Chico’s FAS, Inc.	51,202	444

Children’s Place (The), Inc.	26,576	3,396

Citi Trends, Inc.	43,770	1,259

Conn’s, Inc. *	64,764	2,289

Dick’s Sporting Goods, Inc.	33,130	1,175

Dillard’s, Inc., Class A	9,805	749

DSW, Inc., Class A	400,939	13,584

Ethan Allen Interiors, Inc.	301,356	6,253

FirstCash, Inc.	119,621	9,809

Foot Locker, Inc.	48,558	2,475

Genesco, Inc. *	150,252	7,077

GMS, Inc. *	16,443	381

Group 1 Automotive, Inc.	257,783	16,730

Haverty Furniture Cos., Inc.	189,720	4,193

Hertz Global Holdings, Inc. *	33,675	550

La-Z-Boy, Inc.	292,242	9,235

Office Depot, Inc.	2,101,530	6,746

Party City Holdco, Inc. *	38,635	524

Penske Automotive Group, Inc.	34,043	1,613

Rush Enterprises, Inc., Class A	256,993	10,102

Shoe Carnival, Inc.	248,618	9,572

Sonic Automotive, Inc., Class A	413,065	7,993
		135,355

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Semiconductors – 1.8%

Advanced Energy Industries, Inc. *	165,079	$8,526

Amkor Technology, Inc. *	898,425	6,639

Cirrus Logic, Inc. *	60,968	2,353

Cohu, Inc.	68,765	1,726

CTS Corp.	385,248	13,214

Diodes, Inc. *	121,668	4,050

FormFactor, Inc. *	120,407	1,656

II-VI, Inc. *	64,583	3,055

KEMET Corp. *	22,678	421

Kulicke & Soffa Industries, Inc.	28,289	675

Marvell Technology Group Ltd.	55,377	1,069

Nanometrics, Inc. *	9,519	357

Photronics, Inc. *	477,590	4,704

Power Integrations, Inc.	35,486	2,243

Semtech Corp. *	50,357	2,800

SMART Global Holdings, Inc. *	6,473	186

Vishay Intertechnology, Inc.	188,133	3,829

Xcerra Corp. *	213,268	3,043
		60,546

Software – 0.5%

Blackbaud, Inc.	30,452	3,090

Digi International, Inc. *	101,975	1,372

Ebix, Inc.	57,060	4,516

Progress Software Corp.	142,662	5,035

TiVo Corp.	205,622	2,560

Zynga, Inc., Class A *	312,719	1,254
		17,827

Specialty Finance – 2.1%

Air Lease Corp.	290,937	13,348

Encore Capital Group, Inc. *	152,754	5,476

Enova International, Inc. *	69,778	2,010

Essent Group Ltd. *	39,303	1,739

First American Financial Corp.	137,303	7,084

GATX Corp.	171,581	14,857

HomeStreet, Inc. *	78,416	2,078

Marlin Business Services Corp.	17,074	493

Meta Financial Group, Inc.	5,904	488

MGIC Investment Corp. *	1,235,600	16,446

Nelnet, Inc., Class A	54,290	3,104

Ocwen Financial Corp. *	428,451	1,688

Walker & Dunlop, Inc.	12,336	652

World Acceptance Corp. *	24,397	2,790
		72,253

See Notes to the Financial Statements.

EQUITY FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Technology Services – 2.9%

CACI International, Inc., Class A *	177,172	$32,626

Conduent, Inc. *	84,331	1,899

Convergys Corp.	962,398	22,847

CSG Systems International, Inc.	32,705	1,313

Cubic Corp.	107,568	7,858

ICF International, Inc.	74,701	5,636

ManTech International Corp., Class A	186,750	11,821

Perficient, Inc. *	186,749	4,977

Sykes Enterprises, Inc. *	144,016	4,391

TTEC Holdings, Inc.	24,471	634

Virtusa Corp. *	127,506	6,849
		100,851

Telecom – 0.8%

ATN International, Inc.	31,119	2,299

EchoStar Corp., Class A *	19,313	896

Iridium Communications, Inc. *	556,196	12,514

Shenandoah Telecommunications Co.	53,333	2,067

Telephone & Data Systems, Inc.	257,836	7,846

United States Cellular Corp. *	20,882	935
		26,557

Transportation & Logistics – 2.6%

ArcBest Corp.	86,072	4,179

Ardmore Shipping Corp. *	241,373	1,569

DHT Holdings, Inc.	807,668	3,796

Echo Global Logistics, Inc. *	111,935	3,464

Frontline Ltd. *	754,341	4,383

GasLog Ltd.	32,337	639

Genesee & Wyoming, Inc., Class A *	24,819	2,258

Marten Transport Ltd.	178,223	3,751

Matson, Inc.	17,006	674

Mobile Mini, Inc.	563,875	24,726

Navigator Holdings Ltd. *	217,162	2,628

Ryder System, Inc.	21,225	1,551

Saia, Inc. *	194,777	14,891

Schneider National, Inc., Class B	37,900	947

Ship Finance International Ltd.	1,241,541	17,257

Teekay Corp.	199,852	1,347

Tsakos Energy Navigation Ltd.	387,434	1,313

Werner Enterprises, Inc.	29,027	1,026
		90,399

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Transportation Equipment – 0.3%

Greenbrier (The) Cos., Inc.	164,152	$9,866

Wabash National Corp.	23,096	421
		10,287

Utilities – 4.9%

ALLETE, Inc.	261,376	19,606

Black Hills Corp.	97,863	5,685

El Paso Electric Co.	326,086	18,652

IDACORP, Inc.	147,775	14,664

National Fuel Gas Co.	34,374	1,927

NorthWestern Corp.	264,120	15,493

ONE Gas, Inc.	164,703	13,552

Otter Tail Corp.	204,958	9,818

PNM Resources, Inc.	438,809	17,311

Portland General Electric Co.	345,787	15,771

SJW Group	8,849	541

Southwest Gas Holdings, Inc.	303,457	23,982

Spire, Inc.	169,447	12,463
		169,465

Waste & Environment Services & Equipment – 0.4%

Clean Harbors, Inc. *	22,638	1,620

ESCO Technologies, Inc.	73,624	5,010

Tetra Tech, Inc.	117,051	7,995
		14,625
Total Common Stocks
(Cost $2,180,887)		3,301,412

MASTER LIMITED PARTNERSHIPS – 0.2%

Asset Management – 0.2%

Compass Diversified Holdings	368,488	6,688
Total Master Limited Partnerships
(Cost $4,822)		6,688

RIGHTS – 0.0%

Chemicals – 0.0%

A. Schulman, Inc. (Contingent Value Rights) *(2)	237,199	474
Total Rights
(Cost $–)		474

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
OTHER – 0.0% (1)

Escrow DLB Oil & Gas *	2,100	$–
Total Other
(Cost $–)		–

INVESTMENT COMPANIES – 3.4%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (3)(4)	117,164,068	117,164
Total Investment Companies
(Cost $117,164)		117,164

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 2.11%, 1/10/19 (5)(6)	$11,909	$11,837
Total Short-Term Investments
(Cost $11,840)		11,837

Total Investments – 100.0%
(Cost $2,314,713)		3,437,575

Other Assets less Liabilities – 0.0%		1,664
NET ASSETS – 100.0%		$3,439,239

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Level 3 asset.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2018 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini Russell 2000 Index	545	$46,347	Long	12/18	$(567)
E-Mini S&P 500	519	75,748	Long	12/18	505

Total					$(62)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.8%
Consumer Discretionary	9.6
Consumer Staples	2.4
Energy	8.1
Financials	27.6
Health Care	6.0
Industrials	13.6
Information Technology	10.3
Materials	4.7
Real Estate	9.7
Utilities	5.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Real Estate Investment Trusts	$326,224	$24	$–	$ 326,248
All Other Industries (1)	2,975,164	–	–	2,975,164
Total Common Stocks	3,301,388	24	–	3,301,412

Master Limited Partnerships (1)	6,688	–	–	6,688
Rights (1)	–	–	474	474
Investment Companies	117,164	–	–	117,164
Short-Term Investments	–	11,837	–	11,837
Total Investments	$3,425,240	$11,861	$474	$3,437,575

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$505	$–	$–	$ 505
Liabilities
Futures Contracts	(567)	–	–	(567)
Total Other Financial Instruments	$ (62)	$–	$–	$ (62)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.8%

Aerospace & Defense – 4.2%

Boeing (The) Co.	2,059	$766

General Dynamics Corp.	949	194

Lockheed Martin Corp.	1,229	425

United Technologies Corp.	443	62
		1,447

Apparel & Textile Products – 1.3%

Michael Kors Holdings Ltd. *	84	6

NIKE, Inc., Class B	2,340	198

VF Corp.	2,666	249
		453

Asset Management – 2.6%

Ameriprise Financial, Inc.	1,486	219

BlackRock, Inc.	83	39

Charles Schwab (The) Corp.	6,019	296

Franklin Resources, Inc.	4,396	134

T. Rowe Price Group, Inc.	1,911	209
		897

Automotive – 0.4%

Aptiv PLC	1,485	125

Banking – 6.2%

Bank of America Corp.	9,363	276

Citigroup, Inc.	12,964	930

Comerica, Inc.	697	63

Fifth Third Bancorp	4,640	130

First Republic Bank	623	60

JPMorgan Chase & Co.	5,166	583

SVB Financial Group *	171	53

Zions Bancorporation	1,266	63
		2,158

Biotechnology & Pharmaceuticals – 5.7%

AbbVie, Inc.	2,976	281

Amgen, Inc.	192	40

Biogen, Inc. *	670	237

Bristol-Myers Squibb Co.	664	41

Celgene Corp. *	203	18

Gilead Sciences, Inc.	3,232	249

Johnson & Johnson	2,331	322

Merck & Co., Inc.	10,089	716

Perrigo Co. PLC	1,043	74

Zoetis, Inc.	85	8
		1,986

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.8% – continued

Chemicals – 1.5%

3M Co.	1,804	$380

Avery Dennison Corp.	1,242	134

PPG Industries, Inc.	33	4
		518

Commercial Services – 1.0%

Ecolab, Inc.	1,273	200

ManpowerGroup, Inc.	389	33

Robert Half International, Inc.	1,463	103
		336

Consumer Products – 4.8%

Brown-Forman Corp., Class B	132	7

Clorox (The) Co.	1,321	199

Coca-Cola (The) Co.	585	27

Colgate-Palmolive Co.	2,716	182

Conagra Brands, Inc.	416	14

Herbalife Nutrition Ltd. *	439	24

Hershey (The) Co.	212	22

Kellogg Co.	2,215	155

Keurig Dr. Pepper, Inc.	1,101	25

Kimberly-Clark Corp.	1,292	147

PepsiCo, Inc.	4,263	476

Procter & Gamble (The) Co.	4,626	385
		1,663

Consumer Services – 0.1%

Graham Holdings Co., Class B	45	26

Distributors – Consumer Staples – 0.4%

Bunge Ltd.	1,975	135

Sysco Corp.	51	4
		139

Electrical Equipment – 2.0%

General Electric Co.	14,567	164

Ingersoll-Rand PLC	516	53

Lennox International, Inc.	424	93

Rockwell Automation, Inc.	1,211	227

Trimble, Inc. *	3,375	147
		684

Gaming, Lodging & Restaurants – 1.6%

Darden Restaurants, Inc.	1,460	163

Domino’s Pizza, Inc.	226	67

Marriott International, Inc., Class A	1,888	249

McDonald’s Corp.	528	88
		567

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.8% – continued

Hardware – 7.4%

Apple, Inc.	7,144	$1,613

ARRIS International PLC *	3,189	83

Cisco Systems, Inc.	4,485	218

F5 Networks, Inc. *	325	65

HP, Inc.	8,265	213

Motorola Solutions, Inc.	792	103

NetApp, Inc.	898	77

Xerox Corp.	1,409	38

Zebra Technologies Corp., Class A *	863	152
		2,562

Health Care Facilities & Services – 6.7%

Aetna, Inc.	1,058	215

AmerisourceBergen Corp.	1,734	160

Anthem, Inc.	760	208

Cardinal Health, Inc.	3,120	168

Centene Corp. *	1,133	164

Cigna Corp.	1,204	251

CVS Health Corp.	141	11

Express Scripts Holding Co. *	1,607	153

HCA Healthcare, Inc.	1,267	176

Henry Schein, Inc. *	2,445	208

Humana, Inc.	657	222

McKesson Corp.	739	98

Premier, Inc., Class A *	3,696	169

UnitedHealth Group, Inc.	423	113
		2,316

Home & Office Products – 0.2%

Tempur Sealy International, Inc. *	298	16

Toll Brothers, Inc.	1,353	45
		61

Industrial Services – 0.3%

W.W. Grainger, Inc.	333	119

Institutional Financial Services – 1.5%

Bank of New York Mellon (The) Corp.	2,565	131

Goldman Sachs Group (The), Inc.	1,420	318

Morgan Stanley	1,237	58

State Street Corp.	146	12
		519

Insurance – 2.4%

Aflac, Inc.	3,477	164

Allstate (The) Corp.	2,417	238

Aon PLC	1,184	182

Loews Corp.	256	13

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.8% – continued

Insurance – 2.4% – continued

Marsh & McLennan Cos., Inc.	141	$12

Travelers (The) Cos., Inc.	1,670	216

White Mountains Insurance Group Ltd.	5	5
		830

Iron & Steel – 0.4%

Nucor Corp.	2,265	144

Machinery – 2.0%

AGCO Corp.	141	9

Caterpillar, Inc.	2,925	446

Illinois Tool Works, Inc.	1,586	224

Toro (The) Co.	318	19
		698

Media – 2.2%

Alphabet, Inc., Class A *	159	192

Alphabet, Inc., Class C *	220	263

Sirius XM Holdings, Inc.	15,527	98

VeriSign, Inc. *	1,058	169

Walt Disney (The) Co.	333	39
		761

Medical Equipment & Devices – 3.3%

Agilent Technologies, Inc.	2,240	158

Hologic, Inc. *	2,511	103

IDEXX Laboratories, Inc. *	563	140

Medtronic PLC	323	32

Mettler-Toledo International, Inc. *	256	156

PerkinElmer, Inc.	1,456	142

Thermo Fisher Scientific, Inc.	1,239	302

Waters Corp. *	560	109
		1,142

Oil, Gas & Coal – 3.8%

ConocoPhillips	186	14

Exxon Mobil Corp.	3,097	263

Halliburton Co.	923	38

National Oilwell Varco, Inc.	1,701	73

ONEOK, Inc.	574	39

PBF Energy, Inc., Class A	4,676	233

Pioneer Natural Resources Co.	71	12

RPC, Inc.	7,655	119

Schlumberger Ltd.	4,270	260

Valero Energy Corp.	2,334	266
		1,317

See Notes to the Financial Statements.

EQUITY FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.8% – continued

Passenger Transportation – 0.1%

Delta Air Lines, Inc.	147	$8

Southwest Airlines Co.	157	10
		18

Real Estate – 0.2%

Jones Lang LaSalle, Inc.	443	64

Real Estate Investment Trusts – 3.5%

American Tower Corp.	1,370	199

AvalonBay Communities, Inc.	902	163

Boston Properties, Inc.	976	120

Host Hotels & Resorts, Inc.	2,163	46

Kilroy Realty Corp.	723	52

Liberty Property Trust	3,927	166

Park Hotels & Resorts, Inc.	152	5

Prologis, Inc.	3,651	247

Public Storage	33	7

Senior Housing Properties Trust	5,200	91

Simon Property Group, Inc.	389	69

UDR, Inc.	317	13

Weyerhaeuser Co.	783	25
		1,203

Retail – Consumer Staples – 0.3%

Kroger (The) Co.	3,742	109

Target Corp.	69	6
		115

Retail – Discretionary – 7.9%

Best Buy Co., Inc.	3,071	244

eBay, Inc. *	4,364	144

Foot Locker, Inc.	3,790	193

Gap (The), Inc.	3,481	100

Home Depot (The), Inc.	4,719	978

Kohl’s Corp.	583	44

Lowe’s Cos., Inc.	3,483	400

Ross Stores, Inc.	183	18

Tiffany & Co.	1,210	156

TJX (The) Cos., Inc.	1,485	166

Tractor Supply Co.	889	81

Williams-Sonoma, Inc.	3,231	212
		2,736

Semiconductors – 4.4%

Applied Materials, Inc.	4,540	176

Intel Corp.	2,792	132

KLA-Tencor Corp.	73	8

Lam Research Corp.	133	20

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.8% – continued

Semiconductors – 4.4% – continued

NVIDIA Corp.	1,638	$460

QUALCOMM, Inc.	2,884	208

Texas Instruments, Inc.	4,878	523
		1,527

Software – 7.4%

Activision Blizzard, Inc.	1,055	88

ANSYS, Inc. *	696	130

athenahealth, Inc. *	949	127

CA, Inc.	5,403	239

Citrix Systems, Inc. *	599	67

Electronic Arts, Inc. *	1,496	180

Intuit, Inc.	1,266	288

Manhattan Associates, Inc. *	860	47

Microsoft Corp.	10,098	1,155

SS&C Technologies Holdings, Inc.	658	37

Veeva Systems, Inc., Class A *	389	42

VMware, Inc., Class A *	926	144
		2,544

Specialty Finance – 5.1%

Ally Financial, Inc.	1,747	46

American Express Co.	3,571	380

Credit Acceptance Corp. *	78	34

Jack Henry & Associates, Inc.	233	37

Mastercard, Inc., Class A	4,681	1,042

Visa, Inc., Class A	1,011	152

Western Union (The) Co.	3,067	59
		1,750

Technology Services – 4.4%

Accenture PLC, Class A	3,068	522

Booz Allen Hamilton Holding Corp.	100	5

Broadridge Financial Solutions, Inc.	759	100

Cognizant Technology Solutions Corp., Class A	166	13

Conduent, Inc. *	851	19

FactSet Research Systems, Inc.	978	219

International Business Machines Corp.	2,943	445

S&P Global, Inc.	296	58

Teradata Corp. *	3,265	123
		1,504

Telecom – 1.1%

AT&T, Inc.	4,016	135

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.8% – continued

Telecom – 1.1% – continued

Sprint Corp. *	11,914	$78

Verizon Communications, Inc.	3,156	168
		381

Transportation & Logistics – 0.6%

Expeditors International of Washington, Inc.	2,879	212

Transportation Equipment – 0.6%

Allison Transmission Holdings, Inc.	217	11

Cummins, Inc.	1,292	189
		200

Utilities – 2.2%

CenterPoint Energy, Inc.	3,689	102

Consolidated Edison, Inc.	52	4

Edison International	2,663	180

Exelon Corp.	5,782	252

NextEra Energy, Inc.	710	119

UGI Corp.	1,727	96
		753
Total Common Stocks
(Cost $31,265)		34,475

INVESTMENT COMPANIES – 0.7%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (1)(2)	251,066	251
Total Investment Companies
(Cost $251)		251

Total Investments – 100.5%
(Cost $31,516)		34,726

Liabilities less Other Assets – (0.5%)		(167)
NET ASSETS – 100.0%		$34,559

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2018 is disclosed.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	3.6%
Consumer Discretionary	11.5
Consumer Staples	5.5
Energy	3.8
Financials	14.9
Health Care	16.3
Industrials	10.9
Information Technology	26.2
Materials	1.4
Real Estate	3.7
Utilities	2.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common stocks (1)	$34,475	$–	$–	$34,475
Investment Companies	251	–	–	251
Total Investments	$34,726	$–	$–	$34,726

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2018 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 44 funds as of September 30, 2018, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Income Equity, International Equity, Large Cap Core, Large Cap Value, Small Cap Core, Small Cap Value and U.S. Quality ESG Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2018, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Income Equity	Long	Liquidity

International Equity	Long and Short	Liquidity

Large Cap Core	Long	Liquidity

Large Cap Value	Long	Liquidity

Small Cap Core	Long	Liquidity

Small Cap Value	Long	Liquidity

U.S. Quality ESG	Long	Liquidity

At September 30, 2018, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Income Equity, Large Cap Core, Large Cap Value, Small Cap Core and Small Cap Value Funds was approximately $209,000, $189,000, $149,000, $1,036,000 and $11,837,000, respectively. At September 30, 2018, the aggregate fair value of foreign currencies to cover margin requirements for open positions for the International Equity Fund was approximately $122,000. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) OPTIONS CONTRACTS Certain Funds buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Fund may enter into option contracts in order to hedge against adverse price movements of securities which a Fund intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with Net realized and unrealized gains (losses) on investments on the Statements of Operations. The gains or losses on written options contracts are included with Net realized and unrealized gains (losses) on options written on the Statements of Operations, if applicable.

The risks associated with purchasing an option include risk of loss of premium, change in fair value and counterparty nonperformance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security or currency at a price different from the current fair value. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

D) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated

EQUITY FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No forward foreign currency exchange contracts were held by the Funds during the six months ended September 30, 2018.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

H) REDEMPTION FEES The International Equity Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Fund is authorized to waive the redemption fee for certain types of redemptions as described in the Fund’s prospectus.

Redemption fees were less than $1,000 for the six months ended September 30, 2018 and the fiscal year ended March 31, 2018 for the International Equity Fund. These amounts are included in “Payments for Shares Redeemed” in Note 8—Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share for both periods.

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Income Equity	Monthly
International Equity	Annually
Large Cap Core	Quarterly
Large Cap Value	Annually
Small Cap Core	Annually
Small Cap Value	Annually
U.S. Quality ESG	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gains or losses on in-kind transactions. These

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2018, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
International Equity	$1,354	$94,195	$(95,549)
Large Cap Core	—	88	(88)
Large Cap Value	—	42,528	(42,528)
Small Cap Core	(67)	67	—
Small Cap Value	(111)	(2,738)	2,849

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

During the fiscal year ended March 31, 2018, the International Equity, Large Cap Core and Large Cap Value Funds utilized approximately $34,861,000, $9,304,000 and $18,349,000, respectively, in capital loss carryforwards.

The International Equity, Large Cap Core and Large Cap Value Funds had approximately $95,656,000, $88,000 and $42,528,000, respectively, of capital loss carryforwards expire during the fiscal year ended March 31, 2018.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
U.S. Quality ESG	$12	$—

At March 31, 2018, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

Amounts in thousands	UNDISTRIBUTED
	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Income Equity	$70	$135	$55,275
International Equity	4,693	—	(6,162)
Large Cap Core	71	—	40,458
Large Cap Value	358	—	(8,457)
Small Cap Core	2,724	2,175	162,139
Small Cap Value	1,092	688	1,094,434
U.S. Quality ESG	16	—	160

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Income Equity	$4,293	$12,586
International Equity	3,000	—
Large Cap Core	5,336	1,062
Large Cap Value	2,181	—
Small Cap Core	4,389	16,022
Small Cap Value	46,114	298,269
U.S. Quality ESG	92	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Income Equity	$4,902	$2,136
International Equity	2,400	—
Large Cap Core	2,521	—
Large Cap Value	1,400	—
Small Cap Core	3,266	209

EQUITY FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Small Cap Value	$36,489	$44,975

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2018, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

K) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2018.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2018.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 20, 2017, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 14-15, 2018, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 19, 2018 and will expire on November 18, 2019, unless renewed.

During the six months ended September 30, 2018, the following Funds had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE
Income Equity	$1,600	3.05%
International Equity	1,927	3.05
U.S. Quality ESG	100	3.24

No other Fund had any borrowings or incurred any interest expense during the six months ended September 30, 2018.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) of each Fund except for the U.S. Quality ESG Fund, for which NTI has contractually agreed to reimburse a portion of operating expenses (other than extraordinary expenses) of the Fund, as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2018, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
International Equity	0.48%	0.50%
Large Cap Core	0.44%	0.45%
Large Cap Value	0.53%	0.55%
Small Cap Core	0.63%	0.65%
Small Cap Value	0.95%	1.00%
U.S. Quality ESG	0.41%	0.43%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION
Income Equity	0.95%	0.922%	0.894%	1.00%

The contractual reimbursement arrangements are expected to continue until at least July 31, 2019 of each Fund. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2018, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

EQUITY FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2018, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2018, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Income Equity	$—	$58,239	$—	$66,769
International Equity	—	73,933	—	89,382
Large Cap Core	—	47,434	—	49,186
Large Cap Value	—	40,806	—	42,493
Small Cap Core	—	52,955	—	60,544
Small Cap Value	—	377,728	—	798,543
U.S. Quality ESG	—	12,848	—	4,139

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post-October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in REITs and PFICs.

At September 30, 2018, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Income Equity	$59,238	$(2,831)	$56,407	$173,691
International
Equity	8,180	(20,131)	(11,951)	245,981
Large Cap Core	61,477	(5,574)	55,903	207,082
Large Cap Value	4,203	(4,763)	(560)	94,496
Small Cap Core	187,161	(11,173)	175,988	329,168
Small Cap Value	1,171,316	(55,263)	1,116,053	2,321,460
U.S. Quality ESG	3,507	(483)	3,024	31,702

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2018, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Income Equity	773	$11,377	103	$1,515	(1,407)	$(20,507)	(531)	$(7,615)
International Equity	529	5,341	—	—	(2,779)	(27,629)	(2,250)	(22,288)
Large Cap Core	515	10,009	82	1,627	(676)	(13,283)	(79)	(1,647)
Large Cap Value	178	2,918	—	—	(328)	(5,384)	(150)	(2,466)
Small Cap Core	1,243	34,110	—	—	(1,592)	(43,973)	(349)	(9,863)
Small Cap Value	9,939	240,554	—	—	(25,758)	(634,097)	(15,819)	(393,543)
U.S. Quality ESG	1,802	19,802	7	75	(1,026)	(11,073)	783	8,804

Transactions in capital shares for the fiscal year ended March 31, 2018, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Income Equity	1,695	$24,126	1,014	$14,560	(4,365)	$(61,872)	(1,656)	$(23,186)
International Equity	10,206	101,718	41	420	(1,456)	(14,597)	8,791	87,541

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	SHARES SOLD		PROCEEDS FROM SHARES SOLD		SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Large Cap Core	7,106	*	125,673	*	283	5,302	(1,917)	(34,976)	5,472	95,999
Large Cap Value	294		4,669		98	1,593	(887)	(13,948)	(495)	(7,686)
Small Cap Core	2,446		61,800		735	18,934	(5,302)	(132,931)	(2,121)	(52,197)
Small Cap Value	29,195		700,466		14,130	334,326	(44,864)	(1,072,383)	(1,539)	(37,591)
U.S. Quality ESG	2,178		22,623		6	67	—	—	2,184	22,690

*	Numbers include assets received in connection with fund reorganization of approximately 6,394,000 in shares sold and $112,529,000 in proceeds from shares sold.

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2018, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Income Equity	Northern Institutional Funds — U.S. Government Portfolio	$1,606	$13,457	$11,759	$—	$—	$17	$3,304	3,304
International Equity	Northern Institutional Funds — U.S. Government Portfolio	1,332	8,921	10,082	—	—	3	171	171
Large Cap Core	Northern Institutional Funds — U.S. Government Portfolio	451	8,877	8,229	—	—	8	1,099	1,099
Large Cap Value	Northern Institutional Funds — U.S. Government Portfolio	483	3,596	3,319	—	—	9	760	760
Small Cap Core	Northern Institutional Funds — U.S. Government Portfolio	6,317	24,992	23,402	—	—	76	7,907	7,907
Small Cap Value	Northern Institutional Funds — U.S. Government Portfolio	50,643	228,100	161,579	—	—	811	117,164	117,164
U.S. Quality ESG	Northern Institutional Funds — U.S. Government Portfolio	—	11,026	10,775	—	—	2	251	251

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

EQUITY FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2018:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE		STATEMENTS OF LIABILITIES LOCATION	VALUE
Income Equity	Equity contracts	Net Assets — Net unrealized appreciation	$28	*	Net Assets — Net unrealized depreciation	$—
					Outstanding options written, at value	(119)
International Equity	Equity contracts	Net Assets — Net unrealized appreciation	72	*	Net Assets — Net unrealized depreciation	—
Large Cap Core	Equity contracts	Net Assets — Net unrealized appreciation	10	*	Net Assets — Net unrealized depreciation	—
Large Cap Value	Equity contracts	Net Assets — Net unrealized appreciation	6	*	Net Assets — Net unrealized depreciation	—
Small Cap Core	Equity contracts	Net Assets — Net unrealized appreciation	—		Net Assets — Net unrealized depreciation	(103	)*
Small Cap Value	Equity contracts	Net Assets — Net unrealized appreciation	505	*	Net Assets — Net unrealized depreciation	(567	)*

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2018:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Income Equity	Equity contracts	Net realized gains (losses) on futures contracts	$142
		Net realized gains (losses) on options written	230
International Equity	Equity contracts	Net realized gains (losses) on futures contracts	162
Large Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	83
Large Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	82
Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	861
Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	10,053
U.S. Quality ESG	Equity contracts	Net realized gains (losses) on futures contracts	(5)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Income Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$85
		Net change in unrealized appreciation (depreciation) on options written	7
International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	104
Large Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	31
Large Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	27
Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	56
Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	822

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Volume of derivative activity for the six months ended September 30, 2018*:

	EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Income Equity	35	$1,047
International Equity	61	405
Large Cap Core	30	281
Large Cap Value	19	290
Small Cap Core	30	1,280
Small Cap Value	65	6,984
U.S. Quality ESG	1	278

*	Activity for the period is measured by number of trades during the period and average notional amount for futures and written option equity contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. LEGAL PROCEEDINGS

In 2007, the Large Cap Core Fund and the Large Cap Value Fund were shareholders of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. Tribune later filed for bankruptcy.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s bankruptcy proceeding. On June 2, 2011, a second suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et al.v. A.G. Edwards, Inc.et al.), in which Northern Funds was named as a defendant. On June 2, 2011, the indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.) and a fourth suit named Northern Funds as a defendant in the U.S. District Court for the Southern District of New York (Deutsche Bank Trust Co. et al. v. Sirius International Insurance Corp. et al.). Each of these cases, along with others brought by the indenture trustees and other individual creditors, has now been consolidated into a Multi-District Litigation proceeding, pending in the Southern District of New York (the “District Court”). The cases attempt to “clawback” the proceeds paid out in connection with the LBO. The Tribune bankruptcy plan was confirmed by the U.S. Bankruptcy Court on July 23, 2012, and became effective on December 31, 2012.

The former shareholder defendants filed motions to dismiss, each of which was granted by the District Court. The District Court’s order dismissing the actions by the individual creditors was affirmed on appeal by the Second Circuit Court of Appeals (the “Second Circuit Decision”). The Plaintiffs in the individual creditor actions filed a Petition for Writ of Certiorari requesting review of the Second Circuit Decision by the United States Supreme Court, which Petition remains pending; however, the Supreme Court issued a statement indicating a potential lack of a quorum and informing the parties that the Second Circuit or District Court could provide relief based on the Supreme Court decision in Merit Management Group, LP v. FTI Consulting, Inc. The Plaintiffs filed a motion with the Second Circuit to recall the mandate and vacate the Second Circuit decision, and the Second Circuit recalled the mandate on May 15, 2018. The Second Circuit has not taken any further action.

The motion to dismiss the Committee Action was also granted by the District Court. It is expected that the Plaintiff in the Committee Action will seek appellate review in the Second Circuit Court of Appeals. The Plaintiff in the Committee Action has also sought from the District Court leave to amend the complaint with an additional claim based upon the decision in Merit Management, which has been stayed by the District Court pending further action by the Second Circuit.

EQUITY FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

The value of the proceeds received by the Large Cap Core Fund and the Large Cap Value Fund in the LBO was approximately $308,000 and $26,520,000, respectively. The Funds cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Funds’ net asset value. The Funds intend to vigorously defend these actions.

13. NEW ACCOUNTING PRONOUNCEMENTS

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4 - Bank Borrowings and the item noted below.

A Special Joint Meeting of Shareholders of Northern Funds and Northern Institutional Funds was held on October 24, 2018. At the meeting, shareholders of the Trust elected eight Trustees. See “Shareholder Meeting Results” below on page 78.

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EQUITY FUNDS

SHAREHOLDER MEETING RESULTS	SEPTEMBER 30, 2018 (UNAUDITED)

A Special Joint Meeting of Shareholders of Northern Funds and Northern Institutional Funds was held on October 24, 2018, at the office of The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois. At the meeting, the following matters were voted upon by the shareholders of Northern Funds (the resulting votes are presented below):

1. Election of eight Trustees of Northern Funds.

NOMINEE	AFFIRMATIVE	WITHHELD
Therese M. Bobek	17,848,259,502.142	60,151,369.599
Mark G. Doll	17,837,611,403.775	70,799,467.966
Sandra Polk Guthman	17,827,972,827.529	80,438,044.212
Thomas A. Kloet	17,838,253,061.217	70,157,810.524
David R. Martin	17,830,027,812.404	78,383,059.337
Cynthia R. Plouché	17,835,803,612.482	72,607,259.259
Mary Jacobs Skinner	17,844,143,895.597	64,266,976.144
Darek Wojnar	17,839,889,785.968	68,521,085.773

EQUITY FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

FUND EXPENSES	SEPTEMBER 30, 2018 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Equity Fund; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2018 through September 30, 2018.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/2018 – 9/30/2018” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 69), if any, in the International Equity Fund. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 72), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INCOME EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	1.01%	$1,000.00	$1,108.70	$5.34
Hypothetical	1.01%	$1,000.00	$1,020.00	$5.11

INTERNATIONAL EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.51%	$1,000.00	$ 983.30	$2.54
Hypothetical	0.51%	$1,000.00	$1,022.51	$2.59

LARGE CAP CORE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.46%	$1,000.00	$1,090.10	$2.41
Hypothetical	0.46%	$1,000.00	$1,022.76	$2.33

LARGE CAP VALUE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.58%	$1,000.00	$1,075.20	$3.02
Hypothetical	0.58%	$1,000.00	$1,022.16	$2.94

SMALL CAP CORE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.65%	$1,000.00	$1,104.80	$3.43
Hypothetical	0.65%	$1,000.00	$1,021.81	$3.29

SMALL CAP VALUE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	1.00%	$1,000.00	$1,081.90	$5.22
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY FUNDS

EQUITY FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2018 (UNAUDITED)

U.S. QUALITY ESG

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.43%	$1,000.00	$1,122.30	$2.29
Hypothetical	0.43%	$1,000.00	$1,022.91	$2.18

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

EQUITY FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2018 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”), at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 16-17, 2018 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 14-15, 2018 and April 12, 2018. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Funds resulting from their meetings and other interactions throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cyber-security program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of each Fund’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s proprietary quantitative stock selection models used for the Funds; (vi) Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel; (vii) Northern’s financial resources and its ability to attract and retain portfolio management talent; (viii) Northern’s investments in technology to benefit the Funds; (ix) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (x) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. They also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY FUNDS

EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees considered Northern’s preparations with respect to the increased Securities and Exchange Commission (“SEC”) reporting requirements and liquidity risk management program required by new regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior and other investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on the size of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each Fund, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. The Trustees also reviewed the Funds’ performance relative to their performance benchmarks and the Funds’ three-year performance versus net expenses as calculated by Broadridge. The Trustees considered that:

•

The Income Equity Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018; and underperformed its benchmark for the one-, three-, and five-year periods ended March 31, 2018.

•

The International Equity Fund underperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018; and underperformed against its benchmark for one-, three- and five-year periods ended March 31, 2018.

•

The Large Cap Core Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018; and outperformed against its benchmark for the one-year period and underperformed against its benchmark for the three- and five-year periods ended March 31, 2018.

•

The Large Cap Value Fund underperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018; and underperformed against its benchmark for the one-, three- and five-year periods ended March 31, 2018.

•

The Small Cap Core Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018; and underperformed against its benchmark for the one-year, three- and five-year periods ended March 31, 2018.

•

The Small Cap Value Fund underperformed its Broadridge performance universe average for the one-year period and outperformed for the three- and five-year periods ended January 31, 2018; and underperformed against its benchmark for the one- and three-year periods and outperformed against its benchmark for the five-year period ended March 31, 2018.

•

The U.S. Quality ESG Fund, which commenced operations on August 20, 2017, did not yet have a full year of performance information but outperformed its benchmark for the year-to-date period ended March 31, 2018.

EQUITY FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

The Trustees took into account management’s discussion of the Funds’ performance and considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Funds. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees expected and believed also that Northern was appropriately monitoring underperforming Funds and noted that the in-depth performance reviews provided by Northern had assisted them in that regard.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated: the Funds’ contractual and net (after expense reimbursements) management fee rates; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. The Trustees also noted certain other actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions and expense limitation and management fee reductions with respect to certain Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees received by Northern, if any, from the applicable money market fund.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total net operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of the Funds against each Fund’s respective Broadridge peer group, peer universe and objective median (the median total expense ratio of all of the funds in each Fund’s respective Broadridge category, regardless of sales charges). In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that:

•

The Income Equity Fund’s net management fee was equal to its Broadridge peer group median and higher than its peer universe median, and its total expense ratio, after reimbursement of expenses, was higher than its Broadridge peer group and universe medians.

•

The International Equity Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians.

•

The Large Cap Core Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians.

•

The Large Cap Value Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians.

•

The Small Cap Core Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians.

•

The Small Cap Value Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians.

•

The U.S. Quality ESG Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians.

The Trustees noted that the total net expenses of all of the Funds after reimbursements were below the objective median of their respective Broadridge category and the net management fees of the Funds were below or equal to their respective Broadridge group medians. The Trustees also took into account Northern’s discussion of the Funds’ expenses and that Northern had reimbursed expenses of each of the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY FUNDS

EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

In addition, the Trustees considered: the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Funds’ sub-administrative fees from its management fee.

The Trustees also discussed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly traded advisers as provided by Broadridge. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of each of the Funds and the quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees noted that all of the Funds, other than the Income Equity Fund, had a quantitative strategy with no breakpoints in the management fee structure. The Trustees determined that breakpoints were not necessary with the respect to those Funds at this time based on the totality of the factors discussed. The Trustees took into account the current level of assets of the Funds and also that the Funds’ net management fees were equal to or below the median of their respective expense peer groups. The Trustees also noted that the total net expenses of all of the Funds after reimbursements were below the objective median of their respective Broadridge category.

The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Funds and the Trust’s other equity investment portfolios.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

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EQUITY FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY FUNDS

EQUITY FUNDS

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EQUITY FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	EMERGING MARKETS EQUITY INDEX FUND
Ticker Symbol: NOEMX

33	GLOBAL REAL ESTATE INDEX FUND
Ticker Symbol: NGREX

44	GLOBAL SUSTAINABILITY INDEX FUND
Ticker Symbol: NSRIX

57	INTERNATIONAL EQUITY INDEX FUND
Ticker Symbol: NOINX

71	MID CAP INDEX FUND
Ticker Symbol: NOMIX

78	SMALL CAP INDEX FUND
Ticker Symbol: NSIDX

105	STOCK INDEX FUND
Ticker Symbol: NOSIX

113	NOTES TO THE FINANCIAL STATEMENTS

126	SHAREHOLDER MEETING RESULTS

127	FUND EXPENSES

129	APPROVAL OF MANAGEMENT AGREEMENT

136	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
ASSETS:
Investments, at value	$2,801,748		$1,693,159
Investments in affiliates, at value	10,242		4,606
Cash held at broker (restricted $1,376, $361 and $330, respectively)	1,669		557
Foreign currencies held at broker, at value (restricted $92, $718, $217 and $3,716, respectively)	192	(1)	1,452 (1)
Foreign currencies, at value (cost $5,814, $3,946, $1,438 and $16,925, respectively)	5,832		3,942
Dividend income receivable	5,116		7,174
Receivable for foreign tax reclaims	143		1,075
Receivable for securities sold	36,338		67
Receivable for variation margin on futures contracts	28		95
Receivable for fund shares sold	1,288		537
Receivable from investment adviser	43		15
Unrealized appreciation on forward foreign currency exchange contracts	8		23
Prepaid and other assets	28		20
Total Assets	2,862,675		1,712,722
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	116		32
Payable for securities purchased	27,210		503
Payable for variation margin on futures contracts	232		7
Payable for fund shares redeemed	5,312		1,078
Payable to affiliates:
Management fees	98		113
Custody fees	38		24
Shareholder servicing fees	154		75
Transfer agent fees	7		4
Trustee fees	7		6
Deferred foreign capital gains tax payable	3,446		–
Accrued other liabilities	76		35
Total Liabilities	36,696		1,877
Net Assets	$2,825,979		$1,710,845
ANALYSIS OF NET ASSETS:
Capital stock	$2,565,706		$1,446,714
Accumulated undistributed net investment income (loss)	40,827		(39,482)
Accumulated undistributed net realized gain (loss)	(368,788)		(69,292)
Net unrealized appreciation	588,234		372,905
Net Assets	$2,825,979		$1,710,845
Shares Outstanding ($.0001 par value, unlimited authorization)	238,949		166,344
Net Asset Value, Redemption and Offering Price Per Share	$11.83		$10.28
Investments, at cost	$2,211,200		$1,320,431
Investments in affiliates, at cost	10,242		4,606

(1)	Costs associated with foreign currencies held at broker are $192, $1,458, $588, and $4,441 respectively.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2018 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$449,026		$5,817,974		$2,417,774	$1,361,280	$8,432,076
8,584		18,161		93,491	23,240	209,387
334		–		–	–	–
582	(1)	4,411	(1)	–	–	–
1,443		16,901		–	–	–
681		15,671		2,542	1,480	7,430
472		18,556		–	–	–
–		397		7,942	511	–
10		205		338	69	20
462		1,554		1,041	1,464	5,713
2		50		15	8	35
3		126		–	–	–
4		52		8	15	41
461,603		5,894,058		2,523,151	1,388,067	8,654,702

26		293		–	–	–
45		–		5,685	774	2,669
35		508		–	–	67
174		2,000		712	777	1,835

14		175		54	30	114
8		78		11	15	35
20		130		85	48	44
1		15		6	4	21
2		15		5	6	22
–		–		–	–	–
28		64		58	24	151
353		3,278		6,616	1,678	4,958
$461,250		$5,890,780		$2,516,535	$1,386,389	$8,649,744

$344,107		$5,110,410		$1,724,267	$828,779	$3,772,194
6,866		128,873		26,136	10,684	4,733
2,740		(480,945)		122,565	95,041	148,805
107,537		1,132,442		643,567	451,885	4,724,012
$461,250		$5,890,780		$2,516,535	$1,386,389	$8,649,744
31,423		462,550		121,318	91,383	250,086
$14.68		$12.74		$20.74	$15.17	$34.59
$341,764		$4,687,353		$1,773,154	$909,265	$3,713,183
8,439		18,161		93,491	23,240	205,805

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
INVESTMENT INCOME:
Dividend income	$53,837	(1)	$52,696 (1)
Dividend income from investments in affiliates	227		58
Interest income	45		33
Total Investment Income	54,109		52,787
EXPENSES:
Management fees	3,274		3,703
Custody fees	1,420		850
Transfer agent fees	234		139
Registration fees	19		16
Printing fees	15		13
Professional fees	36		25
Shareholder servicing fees	288		99
Trustee fees	20		10
Interest expense	19		1
Other	30		20
Total Expenses	5,355		4,876
Less expenses reimbursed by investment adviser	(649)		(233)
Net Expenses	4,706		4,643
Net Investment Income	49,403		48,144
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(46,911)		13,968
Investments in affiliates	–		–
Futures contracts	(6,857)		516
Foreign currency transactions	(835)		(355)
Forward foreign currency exchange contracts	304		1
Net changes in unrealized appreciation (depreciation) on:
Investments	(323,474	)(2)	(26,254)
Investments in affiliates	–		–
Futures contracts	1,328		468
Foreign currency translations	297		(226)
Forward foreign currency exchange contracts	(113)		(18)
Net Gains (Losses)	(376,261)		(11,900)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(326,858)		$36,244

(1)	Net of $6,955, $1,888, $323, and $10,885, respectively, in non-reclaimable foreign withholding taxes.
(2)	Net of deferred foreign capital gains tax of $830.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND	INTERNATIONAL EQUITY INDEX FUND	MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$5,653 (1)	$118,413 (1)	$19,659	$9,370	$80,528
73	238	510	241	1,359
–	–	44	19	81
5,726	118,651	20,213	9,630	81,968

388	5,489	1,591	865	3,291
212	2,762	145	104	442
32	457	184	100	617
16	33	27	16	51
5	26	13	5	38
19	60	30	19	71
29	141	95	52	57
5	39	15	5	49
–	–	–	–	1
6	47	20	6	55
712	9,054	2,120	1,172	4,672
(59)	(1,369)	(261)	(167)	(485)
653	7,685	1,859	1,005	4,187
5,073	110,966	18,354	8,625	77,781

5,045	(17,397)	90,524	87,159	95,797
–	–	–	–	159
702	1,363	3,574	2,357	12,708
(150)	(2,266)	–	–	–
(76)	(1,787)	–	–	–

14,337	(108,071)	78,360	42,943	692,050
(9)	–	–	–	(232)
314	3,026	(379)	80	2,636
(52)	(1,010)	–	–	–
(6)	(61)	–	–	–
20,105	(126,203)	172,079	132,539	803,118
$25,178	$(15,237)	$190,433	$141,164	$880,899

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
Amounts in thousands	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018
OPERATIONS:
Net investment income	$49,403	$56,374	$48,144	$60,765
Net realized gains (losses) (Note 6)	(54,299)	(3,347)	14,130	10,787
Net change in unrealized appreciation (depreciation)	(321,962)	536,915	(26,030)	57,684
Net Increase (Decrease) in Net Assets Resulting from Operations	(326,858)	589,942	36,244	129,236
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(102,252)	421,332	(162,837)	(75,556)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(102,252)	421,332	(162,837)	(75,556)
DISTRIBUTIONS PAID:
From net investment income	–	(53,000)	(44,117)	(61,922)
From net realized gains	–	–	–	–
Total Distributions Paid	–	(53,000)	(44,117)	(61,922)
Total Increase (Decrease) in Net Assets	(429,110)	958,274	(170,710)	(8,242)
NET ASSETS:
Beginning of period	3,255,089	2,296,815	1,881,555	1,889,797
End of period	$2,825,979	$3,255,089	$1,710,845	$1,881,555
Accumulated Undistributed Net Investment Income (Loss)	$40,827	$(8,576)	$(39,482)	$(43,509)

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2018

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND
SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018

$5,073	$7,217	$110,966	$144,053	$18,354	$30,636	$8,625	$12,512	$77,781	$148,411
5,521	4,536	(20,087)	25,533	94,098	135,303	89,516	59,822	108,664	306,852
14,584	29,220	(106,116)	547,211	77,981	68,501	43,023	61,555	694,454	589,446
25,178	40,973	(15,237)	716,797	190,433	234,440	141,164	133,889	880,899	1,044,709

36,169	74,163	(303,317)	1,237,375	6,068	76,817	30,461	(24,995)	57,069	(541,344)
36,169	74,163	(303,317)	1,237,375	6,068	76,817	30,461	(24,995)	57,069	(541,344)

–	(6,979)	–	(146,505)	–	(28,387)	–	(12,714)	(75,973)	(147,595)
–	(4,661)	–	–	–	(138,799)	–	(64,973)	–	(112,600)
–	(11,640)	–	(146,505)	–	(167,186)	–	(77,687)	(75,973)	(260,195)
61,347	103,496	(318,554)	1,807,667	196,501	144,071	171,625	31,207	861,995	243,170

399,903	296,407	6,209,334	4,401,667	2,320,034	2,175,963	1,214,764	1,183,557	7,787,749	7,544,579
$461,250	$399,903	$5,890,780	$6,209,334	$2,516,535	$2,320,034	$1,386,389	$1,214,764	$8,649,744	$7,787,749
$6,866	$1,793	$128,873	$17,907	$26,136	$7,782	$10,684	$2,059	$4,733	$2,925

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

EMERGING MARKETS EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$13.10	$10.68	$9.28	$10.86	$11.16	$11.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.24	0.20	0.22	0.26	0.25
Net realized and unrealized gains (losses)	(1.48)	2.40	1.38	(1.58)	(0.27)	(0.44)
Total from Investment Operations	(1.27)	2.64	1.58	(1.36)	(0.01)	(0.19)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.22)	(0.18)	(0.22)	(0.29)	(0.23)
Total Distributions Paid	–	(0.22)	(0.18)	(0.22)	(0.29)	(0.23)
Net Asset Value, End of Period	$11.83	$13.10	$10.68	$9.28	$10.86	$11.16
Total Return(2)	(9.83)%	24.84%	17.30%	(12.38)%	0.00%	(1.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,825,979	$3,255,089	$2,296,815	$1,552,904	$1,718,336	$1,936,530
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses, before reimbursements and credits	0.34%	0.34%	0.35%	0.35%	0.44%	0.72%
Net investment income, net of reimbursements and credits(4)	3.17%	2.00%	1.95%	2.36%	2.30%	2.25%
Net investment income, before reimbursements and credits	3.13%	1.96%	1.90%	2.31%	2.16%	1.83%
Portfolio Turnover Rate	22.59%	27.03%	30.14%	34.20%	23.08%	32.31%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $18,000, $34,000, $32,000, $15,000, $3,000 and $5,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2018 and fiscal years ended March 31, 2018 and 2017, respectively and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL REAL ESTATE INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$10.35	$9.99	$10.08	$10.41	$9.39	$9.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	0.33	0.25	0.27	0.32	0.22
Net realized and unrealized gains (losses)	(0.07)	0.38	0.02	(0.31)	0.96	(0.23)
Total from Investment Operations	0.19	0.71	0.27	(0.04)	1.28	(0.01)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.26)	(0.35)	(0.36)	(0.29)	(0.26)	(0.30)
Total Distributions Paid	(0.26)	(0.35)	(0.36)	(0.29)	(0.26)	(0.30)
Net Asset Value, End of Period	$10.28	$10.35	$9.99	$10.08	$10.41	$9.39
Total Return(2)	1.88%	7.10%	2.81%	(0.25)%	13.82%	0.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,710,845	$1,881,555	$1,889,797	$1,910,722	$1,788,089	$1,388,286
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses, before reimbursements and credits	0.53%	0.53%	0.53%	0.53%	0.57%	0.73%
Net investment income, net of reimbursements and credits(4)	5.21%	3.21%	2.52%	2.59%	2.98%	2.32%
Net investment income, before reimbursements and credits	5.18%	3.18%	2.49%	2.56%	2.91%	2.09%
Portfolio Turnover Rate	14.65%	9.53%	5.96%	8.55%	5.98%	9.14%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $16,000, $24,000, $28,000, $4,000 and $12,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2018 and for the fiscal years ended March 31, 2018 and 2017, respectively, and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL SUSTAINABILITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$13.84	$12.59	$11.47	$12.29	$11.87	$10.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.27	0.27	0.24	0.22	0.29
Net realized and unrealized gains (losses)	0.68	1.42	1.26	(0.63)	0.47	1.59
Total from Investment Operations	0.84	1.69	1.53	(0.39)	0.69	1.88
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.26)	(0.27)	(0.22)	(0.27)	(0.21)
From net realized gains	–	(0.18)	(0.14)	(0.21)	–	–
Total Distributions Paid	–	(0.44)	(0.41)	(0.43)	(0.27)	(0.21)
Net Asset Value, End of Period	$14.68	$13.84	$12.59	$11.47	$12.29	$11.87
Total Return(2)	6.07%	13.38%	13.55%	(3.11)%	5.82%	18.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$461,250	$399,903	$296,407	$242,860	$220,201	$177,675
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.30%	0.30%	0.31%	0.31%	0.31%	0.30%
Expenses, before reimbursements and credits	0.33%	0.34%	0.36%	0.37%	0.47%	0.83%
Net investment income, net of reimbursements and credits(4)	2.35%	2.08%	2.19%	2.13%	2.02%	2.70%
Net investment income, before reimbursements and credits	2.32%	2.04%	2.14%	2.07%	1.86%	2.17%
Portfolio Turnover Rate	8.08%	5.64%	19.30%	16.97%	5.99%	12.32%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $10,000, $7,000, $4,000, $1,000 and $1,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2018, and fiscal years ended March 31, 2018 and 2017, respectively, and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$12.77	$11.39	$10.49	$11.78	$12.41	$10.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	0.30	0.33	0.29	0.39	0.33
Net realized and unrealized gains (losses) (Note 6)	(0.27)	1.40 (1)	0.91	(1.29)	(0.57)	1.54
Total from Investment Operations	(0.03)	1.70	1.24	(1.00)	(0.18)	1.87
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–	(0.32)	(0.34)	(0.29)	(0.45)	(0.24)
Total Distributions Paid	–	(0.32)	(0.34)	(0.29)	(0.45)	(0.24)
Net Asset Value, End of Period	$12.74	$12.77	$11.39	$10.49	$11.78	$12.41
Total Return(3)	(0.39)%	14.88%	12.07%	(8.50)%	(1.30)%	17.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,890,780	$6,209,334	$4,401,667	$4,241,254	$4,244,015	$4,608,961
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	0.25%	0.25%	0.25%	0.25%	0.26%	0.25%
Expenses, before reimbursements and credits	0.30%	0.30%	0.30%	0.29%	0.39%	0.61%
Net investment income, net of reimbursements and credits(5)	3.64%	2.58%	2.98%	2.76%	2.91%	3.53%
Net investment income, before reimbursements and credits	3.59%	2.53%	2.93%	2.72%	2.78%	3.17%
Portfolio Turnover Rate	10.72%	31.54%	28.03%	30.80%	48.57%	40.72%

(1)	The Fund received reimbursements from NTI of approximately $137,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.
(5)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $19,000, $55,000, $32,000, $19,000, $6,000 and $30,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2018 and fiscal years ended March 31, 2018 and 2017, respectively, and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

MID CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$19.17	$18.59	$16.39	$18.43	$17.40	$14.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.26	0.23	0.23	0.21	0.20
Net realized and unrealized gains (losses)	1.42	1.76	3.12	(0.97)	1.81	2.91
Total from Investment Operations	1.57	2.02	3.35	(0.74)	2.02	3.11
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.24)	(0.24)	(0.23)	(0.21)	(0.17)
From net realized gains	–	(1.20)	(0.91)	(1.07)	(0.78)	(0.50)
Total Distributions Paid	–	(1.44)	(1.15)	(1.30)	(0.99)	(0.67)
Net Asset Value, End of Period	$20.74	$19.17	$18.59	$16.39	$18.43	$17.40
Total Return(1)	8.19%	10.80%	20.71%	(3.71)%	11.98%	21.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,516,535	$2,320,034	$2,175,963	$1,689,719	$1,664,307	$1,316,168
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before reimbursements and credits	0.17%	0.18%	0.18%	0.18%	0.26%	0.50%
Net investment income, net of reimbursements and credits(3)	1.50%	1.35%	1.35%	1.38%	1.27%	1.29%
Net investment income, before reimbursements and credits	1.48%	1.32%	1.32%	1.35%	1.16%	0.94%
Portfolio Turnover Rate	8.32%	16.02%	19.71%	20.43%	17.87%	12.72%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $40,000, $44,000, $87,000, $38,000, $8,000 and $20,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2018 and the fiscal years ended March 31, 2018 and 2017, respectively, and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$13.60	$12.97	$10.70	$12.67	$12.38	$10.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	0.15	0.14	0.13	0.13	0.12
Net realized and unrealized gains (losses)	1.48	1.38	2.64	(1.37)	0.82	2.43
Total from Investment Operations	1.57	1.53	2.78	(1.24)	0.95	2.55
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.15)	(0.13)	(0.14)	(0.13)	(0.10)
From net realized gains	–	(0.75)	(0.38)	(0.59)	(0.53)	(0.48)
Total Distributions Paid	–	(0.90)	(0.51)	(0.73)	(0.66)	(0.58)
Net Asset Value, End of Period	$15.17	$13.60	$12.97	$10.70	$12.67	$12.38
Total Return(1)	11.54%	11.68%	26.11%	(9.91)%	8.02%	24.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,386,389	$1,214,764	$1,183,557	$953,884	$1,055,543	$985,665
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before reimbursements and credits	0.18%	0.18%	0.18%	0.18%	0.26%	0.51%
Net investment income, net of reimbursements and credits(3)	1.30%	1.04%	1.16%	1.13%	1.14%	1.06%
Net investment income, before reimbursements and credits	1.27%	1.01%	1.13%	1.10%	1.03%	0.70%
Portfolio Turnover Rate	15.23%	13.03%	19.37%	18.80%	17.34%	15.62%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $19,000, $25,000, $28,000, $22,000, $5,000 and $15,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2018 and the fiscal years ended March 31, 2018 and 2017, respectively, and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

STOCK INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$31.35	$28.44	$24.94	$25.41	$23.17	$19.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.31	0.58	0.53	0.54	0.46	0.43
Net realized and unrealized gains (losses)	3.23	3.35	3.68	(0.13)	2.45	3.76
Total from Investment Operations	3.54	3.93	4.21	0.41	2.91	4.19
LESS DISTRIBUTIONS PAID:
From net investment income	(0.30)	(0.57)	(0.52)	(0.55)	(0.46)	(0.42)
From net realized gains	–	(0.45)	(0.19)	(0.33)	(0.21)	(0.07)
Total Distributions Paid	(0.30)	(1.02)	(0.71)	(0.88)	(0.67)	(0.49)
Net Asset Value, End of Period	$34.59	$31.35	$28.44	$24.94	$25.41	$23.17
Total Return(1)	11.35%	13.87%	17.06%	1.70%	12.59%	21.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$8,649,744	$7,787,749	$7,544,579	$7,011,831	$6,969,686	$5,635,985
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses, before reimbursements and credits	0.11%	0.12%	0.11%	0.11%	0.18%	0.38%
Net investment income, net of reimbursements and credits(3)	1.89%	1.86%	1.98%	2.14%	1.89%	1.96%
Net investment income, before reimbursements and credits	1.88%	1.84%	1.97%	2.13%	1.81%	1.68%
Portfolio Turnover Rate	1.97%	6.76%	3.88%	5.46%	3.03%	8.16%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $99,000, $153,000, $61,000, $72,000, $35,000 and $71,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2018 and fiscal years ended March 31, 2018 and 2017, respectively, and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1)

Australia – 0.0%

MMG Ltd. *	1,344,000	$684

Brazil – 3.9%

Ambev S.A.	2,439,060	11,113

Ambev S.A. ADR	92,154	421

Atacadao Distribuicao Comercio e Industria Ltda. *	204,600	750

B3 S.A. – Brasil Bolsa Balcao *	1,103,182	6,392

Banco Bradesco S.A. (Brazillian Exchange) *	541,363	3,424

Banco do Brasil S.A. *	461,744	3,360

Banco Santander Brasil S.A.	216,136	1,908

Banco Santander Brasil S.A. ADR	3,583	32

BB Seguridade Participacoes S.A.	371,901	2,214

BR Malls Participacoes S.A. *	439,090	1,049

BRF S.A. *	285,620	1,549

CCR S.A.	657,500	1,366

Centrais Eletricas Brasileiras S.A. *	107,500	413

Cia de Saneamento Basico do Estado de Sao Paulo *	182,571	1,070

Cia Siderurgica Nacional S.A. *	352,990	817

Cielo S.A.	661,539	1,998

Cosan S.A.	83,747	670

EDP – Energias do Brasil S.A.	167,339	532

Embraer S.A.	362,062	1,778

Engie Brasil Energia S.A.	89,038	784

Equatorial Energia S.A.	91,714	1,302

Fibria Celulose S.A.	135,017	2,517

Hypera S.A. *	181,958	1,284

IRB Brasil Resseguros S/A	60,800	996

JBS S.A.	514,736	1,192

Klabin S.A.	371,341	1,821

Kroton Educacional S.A.	756,652	2,121

Localiza Rent a Car S.A. *	261,987	1,483

Lojas Renner S.A.	386,214	2,961

M Dias Branco S.A. *	56,400	551

Magazine Luiza S.A.	40,300	1,227

Multiplan Empreendimentos Imobiliarios S.A. *	148,138	689

Natura Cosmeticos S.A.	108,414	761

Odontoprev S.A.	148,850	472

Petrobras Distribuidora S.A.	180,400	870

Petroleo Brasileiro S.A. (Mexican Exchange) *	1,559,678	9,392

Petroleo Brasileiro S.A. ADR (New York Exchange) *	18,767	226

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

Brazil – 3.9% – continued

Porto Seguro S.A.	54,008	$795

Raia Drogasil S.A. *	125,307	2,248

Rumo S.A. *	588,300	2,175

Sul America S.A.	114,785	738

Suzano Papel e Celulose S.A.	239,300	2,844

TIM Participacoes S.A.	464,136	1,350

Ultrapar Participacoes S.A.	194,924	1,800

Vale S.A.	1,700,669	25,161

WEG S.A.	455,524	2,222
		110,838

Chile – 1.0%

Aguas Andinas S.A., Class A	1,457,245	806

Banco de Chile	13,654,920	2,079

Banco de Credito e Inversiones S.A.	23,578	1,595

Banco Santander Chile	35,049,105	2,804

Cencosud S.A.	762,932	1,814

Cia Cervecerias Unidas S.A.	81,298	1,133

Colbun S.A.	4,364,823	942

Empresa Nacional de Telecomunicaciones S.A.	86,247	733

Empresas CMPC S.A.	670,232	2,705

Empresas COPEC S.A.	208,556	3,222

Enel Americas S.A.	15,348,151	2,364

Enel Chile S.A.	15,161,316	1,527

Enel Chile S.A. ADR	3,072	15

Itau CorpBanca	86,302,545	889

Latam Airlines Group S.A.	165,109	1,570

S.A.C.I. Falabella	394,332	3,209
		27,407

China – 26.2%

3SBio, Inc. (2)	686,500	1,155

51job, Inc. ADR *	13,123	1,010

58.com, Inc. ADR *	49,449	3,639

AAC Technologies Holdings, Inc.	391,000	4,014

AECC Aviation Power Co. Ltd., Class A	8,800	31

Agile Group Holdings Ltd.	836,000	1,166

Agricultural Bank of China Ltd., Class A	578,500	327

Agricultural Bank of China Ltd., Class H	15,707,367	7,657

Air China Ltd., Class A	16,900	20

Air China Ltd., Class H	1,032,705	997

Aisino Corp., Class A	7,500	30

Alibaba Group Holding Ltd. ADR *	620,689	102,265

Aluminum Corp. of China Ltd., Class H *	2,209,435	979

Angang Steel Co. Ltd., Class H	602,000	538

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

China – 26.2% – continued

Anhui Conch Cement Co. Ltd., Class A	40,100	$215

Anhui Conch Cement Co. Ltd., Class H	668,075	3,992

ANTA Sports Products Ltd.	582,432	2,796

Anxin Trust Co. Ltd., Class A	26,089	20

Autohome, Inc. ADR	31,144	2,411

AVIC Aircraft Co. Ltd., Class A	10,900	25

Avic Capital Co. Ltd., Class A	37,900	26

AviChina Industry & Technology Co. Ltd., Class H	1,116,313	736

BAIC Motor Corp. Ltd., Class H (2)	987,500	791

Baidu, Inc. ADR *	148,629	33,988

Bank of Beijing Co. Ltd., Class A	219,200	195

Bank of China Ltd., Class A	484,500	262

Bank of China Ltd., Class H	42,695,652	18,883

Bank of Communications Co. Ltd., Class A	377,200	320

Bank of Communications Co. Ltd., Class H	4,685,117	3,497

Bank of Hangzhou Co. Ltd., Class A	20,720	24

Bank of Jiangsu Co. Ltd., Class A	52,088	49

Bank of Nanjing Co. Ltd., Class A	34,796	39

Bank of Ningbo Co. Ltd., Class A	21,000	54

Bank of Shanghai Co. Ltd., Class A	112,870	200

Baoshan Iron & Steel Co. Ltd., Class A	185,296	212

Baozun, Inc. ADR *	18,876	917

BBMG Corp., Class H	1,308,000	448

Beijing Capital International Airport Co. Ltd., Class H	918,000	1,109

Beijing Tongrentang Co. Ltd., Class A	5,600	26

BOE Technology Group Co. Ltd., Class A	351,700	161

BYD Co. Ltd., Class A	7,500	54

BYD Co. Ltd., Class H	349,699	2,512

BYD Electronic International Co. Ltd.	346,500	510

CAR, Inc. *	419,000	331

CGN Power Co. Ltd., Class H (2)	5,792,000	1,370

Changjiang Securities Co. Ltd., Class A	25,000	19

China Cinda Asset Management Co. Ltd., Class H	4,799,000	1,213

China CITIC Bank Corp. Ltd., Class A	26,400	23

China CITIC Bank Corp. Ltd., Class H	4,772,286	3,034

China Coal Energy Co. Ltd., Class H	1,136,000	479

China Communications Construction Co. Ltd., Class A	11,000	20

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

China – 26.2% – continued

China Communications Construction Co. Ltd., Class H	2,397,287	$2,448

China Communications Services Corp. Ltd., Class H	1,297,035	1,197

China Conch Venture Holdings Ltd.	863,000	3,010

China Construction Bank Corp., Class A	44,500	47

China Construction Bank Corp., Class H	51,641,693	44,795

China Eastern Airlines Corp. Ltd., Class A	36,500	30

China Eastern Airlines Corp. Ltd., Class H	778,000	498

China Everbright Bank Co. Ltd., Class A	402,900	229

China Everbright Bank Co. Ltd., Class H	1,313,000	582

China Evergrande Group	1,423,411	3,987

China Film Co. Ltd., Class A	7,800	15

China Fortune Land Development Co. Ltd., Class A	11,800	43

China Galaxy Securities Co. Ltd., Class H	1,852,000	864

China Grand Automotive Services Co. Ltd., Class A	19,200	18

China Huarong Asset Management Co. Ltd., Class H (2)	5,345,000	983

China Huishan Dairy Holdings Co. Ltd. *(3)	1,922,380	–

China International Capital Corp. Ltd., Class H (2)	562,000	1,039

China International Marine Containers Group Co. Ltd., Class H	236,800	251

China International Travel Service Corp. Ltd., Class A	20,300	201

China Life Insurance Co. Ltd., Class A	13,500	44

China Life Insurance Co. Ltd., Class H	4,005,544	9,041

China Literature Ltd. *(2)	101,600	639

China Longyuan Power Group Corp. Ltd., Class H	1,712,473	1,441

China Medical System Holdings Ltd.	747,000	1,039

China Merchants Bank Co. Ltd., Class A	159,579	710

China Merchants Bank Co. Ltd., Class H	2,096,433	8,440

China Merchants Securities Co. Ltd., Class A	25,000	48

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	69,100	188

China Minsheng Banking Corp. Ltd., Class A	342,140	315

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

China – 26.2% – continued

China Minsheng Banking Corp. Ltd., Class H	3,418,154	$2,536

China Molybdenum Co. Ltd., Class A	29,100	19

China Molybdenum Co. Ltd., Class H	1,941,000	814

China National Building Material Co. Ltd., Class H	2,082,000	1,846

China National Chemical Engineering Co. Ltd., Class A	19,700	19

China National Nuclear Power Co. Ltd., Class A	47,898	42

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	13,600	20

China Oilfield Services Ltd., Class H	956,757	1,038

China Pacific Insurance Group Co. Ltd., Class A	60,500	312

China Pacific Insurance Group Co. Ltd., Class H	1,412,737	5,406

China Petroleum & Chemical Corp., Class A	184,600	191

China Petroleum & Chemical Corp., Class H	13,720,628	13,758

China Railway Construction Corp. Ltd., Class A	119,000	193

China Railway Construction Corp. Ltd., Class H	1,026,000	1,385

China Railway Group Ltd., Class H	2,052,827	2,025

China Railway Signal & Communication Corp. Ltd., Class H (2)	823,000	583

China Reinsurance Group Corp. Class H	2,936,000	579

China Resources Pharmaceutical Group Ltd. (2)	868,000	1,369

China Shenhua Energy Co. Ltd., Class A	49,700	147

China Shenhua Energy Co. Ltd., Class H	1,823,136	4,128

China Shipbuilding Industry Group Power Co. Ltd., Class A	6,100	21

China Southern Airlines Co. Ltd., Class A	29,700	29

China Southern Airlines Co. Ltd., Class H	1,014,530	649

China State Construction Engineering Corp. Ltd., Class A	401,380	320

China Telecom Corp. Ltd., Class H	7,426,339	3,684

China Tower Corp. Ltd., Class H *(2)	18,842,000	2,744

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

China – 26.2% – continued

China United Network Communications Ltd., Class A	305,100	$247

China Vanke Co. Ltd., Class A	92,800	328

China Vanke Co. Ltd., Class H	673,572	2,201

China Yangtze Power Co. Ltd., Class A	139,500	332

China Zhongwang Holdings Ltd.	900,800	441

Chongqing Changan Automobile Co. Ltd., Class A	14,900	16

Chongqing Changan Automobile Co. Ltd., Class B	424,300	342

Chongqing Rural Commercial Bank Co. Ltd., Class H	1,417,434	775

CIFI Holdings Group Co. Ltd.	1,920,605	871

CITIC Securities Co. Ltd., Class A	97,900	238

CITIC Securities Co. Ltd., Class H	1,250,000	2,202

CNOOC Ltd.	9,598,433	18,963

COSCO SHIPPING Development Co. Ltd., Class H *	2,068,000	280

COSCO SHIPPING Energy Transportation Co. Ltd., Class H	684,000	340

COSCO SHIPPING Holdings Co. Ltd., Class A *	33,500	20

COSCO SHIPPING Holdings Co. Ltd., Class H *	1,434,500	590

Country Garden Holdings Co. Ltd.	4,105,303	5,109

Country Garden Services Holdings Co. Ltd. *	526,000	894

CRRC Corp. Ltd., Class A	200,291	252

CRRC Corp. Ltd., Class H	2,251,991	2,056

CSPC Pharmaceutical Group Ltd.	2,508,000	5,319

Ctrip.com International Ltd. ADR *	220,186	8,184

Dali Foods Group Co. Ltd. (2)	1,146,500	825

Daqin Railway Co. Ltd., Class A	151,800	182

Datang International Power Generation Co. Ltd., Class H	1,688,000	427

Dongfeng Motor Group Co. Ltd., Class H	1,493,169	1,538

Dongxing Securities Co. Ltd., Class A	9,200	14

Dongxu Optoelectronic Technology Co. Ltd., Class A	21,100	17

ENN Energy Holdings Ltd.	410,079	3,563

Everbright Securities Co. Ltd., Class A	16,698	23

Fang Holdings Ltd. ADR *	117,100	303

Fangda Carbon New Material Co. Ltd., Class A	7,700	25

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

China – 26.2% – continued

Focus Media Information Technology Co. Ltd., Class A	128,200	$159

Foshan Haitian Flavouring & Food Co. Ltd., Class A	22,487	259

Fosun International Ltd.	1,370,865	2,415

Founder Securities Co. Ltd., Class A	34,400	28

Future Land Development Holdings Ltd.	990,000	632

Future Land Holdings Co. Ltd., Class A	9,294	35

Fuyao Glass Industry Group Co. Ltd., Class A	6,892	25

Fuyao Glass Industry Group Co. Ltd., Class H (2)	267,200	965

GDS Holdings Ltd. ADR *	30,786	1,082

Geely Automobile Holdings Ltd.	2,650,641	5,287

Gemdale Corp., Class A	17,400	23

Genscript Biotech Corp. *	438,000	740

GF Securities Co. Ltd., Class A	25,593	52

GF Securities Co. Ltd., Class H	778,400	989

Giant Network Group Co. Ltd., Class A	5,100	14

GoerTek, Inc., Class A	12,100	15

GOME Retail Holdings Ltd. *	6,136,970	627

Great Wall Motor Co. Ltd., Class H	1,641,796	1,046

Gree Electric Appliances, Inc. of Zhuhai, Class A *	31,300	183

Greenland Holdings Corp. Ltd., Class A	32,700	30

Greentown China Holdings Ltd.	483,500	447

Greentown Service Group Co. Ltd.	584,000	468

Guangzhou Automobile Group Co. Ltd., Class H	1,623,664	1,778

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	5,900	31

Guangzhou R&F Properties Co. Ltd., Class H	505,614	928

Guosen Securities Co. Ltd., Class A	17,400	21

Guotai Junan Securities Co. Ltd., Class A	79,000	172

Guotai Junan Securities Co. Ltd., Class H (2)	331,400	682

Haitian International Holdings Ltd.	327,000	725

Haitong Securities Co. Ltd., Class A	33,800	44

Haitong Securities Co. Ltd., Class H	1,772,033	1,610

Hangzhou Hikvision Digital Technology Co. Ltd., Class A	86,300	359

Han’s Laser Technology Industry Group Co. Ltd., Class A	4,500	28

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

China – 26.2% – continued

Henan Shuanghui Investment & Development Co. Ltd., Class A	10,700	$41

Hengan International Group Co. Ltd.	387,398	3,554

HengTen Networks Group Ltd. *	12,504,000	471

Hengtong Optic-electric Co. Ltd., Class A	7,560	26

Hua Hong Semiconductor Ltd. (2)	234,000	499

Huadian Power International Corp. Ltd., Class H	904,000	353

Huadong Medicine Co. Ltd., Class A	6,000	37

Huaneng Power International, Inc., Class H	2,220,501	1,452

Huaneng Renewables Corp. Ltd., Class H	2,660,357	792

Huatai Securities Co. Ltd., Class A *	70,100	161

Huatai Securities Co. Ltd., Class H *(2)	890,400	1,275

Huaxia Bank Co. Ltd., Class A	56,890	68

Huayu Automotive Systems Co. Ltd., Class A	12,800	42

Huazhu Group Ltd. ADR	71,342	2,304

Hubei Biocause Pharmaceutical Co. Ltd., Class A	18,300	17

Hundsun Technologies, Inc., Class A	2,500	20

Iflytek Co. Ltd., Class A	8,800	37

Industrial & Commercial Bank of China Ltd., Class A	421,200	353

Industrial & Commercial Bank of China Ltd., Class H	37,302,023	27,084

Industrial Bank Co. Ltd., Class A	163,100	378

Industrial Securities Co. Ltd., Class A	28,600	19

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	158,400	38

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	60,300	224

Inner Mongolia Yitai Coal Co. Ltd., Class B	601,400	722

JD.com, Inc. ADR *	388,788	10,143

Jiangsu Expressway Co. Ltd., Class H	686,000	878

Jiangsu Hengrui Medicine Co. Ltd., Class A	27,395	253

Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	14,900	277

Jiangxi Copper Co. Ltd., Class A	8,099	17

Jiangxi Copper Co. Ltd., Class H	699,000	808

Jiangxi Ganfeng Lithium Co. Ltd., Class A	3,000	14

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

China – 26.2% – continued

Kaisa Group Holdings Ltd. *	1,184,000	$379

Kangmei Pharmaceutical Co. Ltd., Class A	21,088	67

Kingdee International Software Group Co. Ltd.	1,226,000	1,315

Kingsoft Corp. Ltd.	432,903	816

Kweichow Moutai Co. Ltd., Class A	9,995	1,061

KWG Group Holdings Ltd. *	704,000	643

Legend Holdings Corp., Class H (2)	211,300	648

Lenovo Group Ltd.	3,842,000	2,806

Logan Property Holdings Co. Ltd.	766,000	855

Longfor Group Holdings Ltd.	796,231	2,034

LONGi Green Energy Technology Co. Ltd., Class A	8,798	18

Luxshare Precision Industry Co. Ltd., Class A	16,900	38

Luye Pharma Group Ltd. (2)	640,000	574

Luzhou Laojiao Co. Ltd., Class A	6,000	41

Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	13,080	33

Meitu, Inc. *(2)	957,000	670

Metallurgical Corp. of China Ltd., Class A	68,500	36

Metallurgical Corp. of China Ltd., Class H	1,588,000	446

Midea Group Co. Ltd., Class A	62,000	363

Momo, Inc. ADR *	77,122	3,378

Muyuan Foodstuff Co. Ltd., Class A	7,380	27

NARI Technology Co. Ltd., Class A	53,085	136

NetEase, Inc. ADR	42,413	9,681

New China Life Insurance Co. Ltd., Class A	8,700	64

New China Life Insurance Co. Ltd., Class H	454,352	2,178

New Oriental Education & Technology Group, Inc. ADR *	76,385	5,653

Noah Holdings Ltd. ADR *	15,900	670

O-film Tech Co. Ltd., Class A	11,000	22

Orient Securities Co. Ltd., Class A	24,787	32

People’s Insurance Co. Group of China (The) Ltd., Class H	3,927,535	1,752

Perfect World Co. Ltd., Class A	3,600	13

PetroChina Co. Ltd., Class A	113,100	151

PetroChina Co. Ltd., Class H	11,357,438	9,265

PICC Property & Casualty Co. Ltd., Class H	3,691,359	4,336

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

China – 26.2% – continued

Ping An Bank Co. Ltd., Class A	170,800	$274

Ping An Insurance Group Co. of China Ltd., Class A	85,135	848

Ping An Insurance Group Co. of China Ltd., Class H	2,800,406	28,458

Poly Real Estate Group Co. Ltd., Class A	120,800	214

Postal Savings Bank of China Co. Ltd., Class H (2)	1,496,000	937

Power Construction Corp. of China Ltd., Class A	40,000	31

Qingdao Haier Co. Ltd., Class A	23,997	58

Qinghai Salt Lake Industry Co. Ltd., Class A *	10,800	14

RiseSun Real Estate Development Co. Ltd., Class A	16,400	19

Rongsheng Petro Chemical Co. Ltd., Class A	12,500	20

SAIC Motor Corp. Ltd., Class A	59,493	287

Sanan Optoelectronics Co. Ltd., Class A	17,100	41

Sany Heavy Industry Co. Ltd., Class A	31,100	40

SDIC Power Holdings Co. Ltd., Class A	23,900	27

Semiconductor Manufacturing International Corp. *	1,610,500	1,739

Shaanxi Coal Industry Co. Ltd., Class A	25,600	32

Shandong Buchang Pharmaceuticals Co. Ltd., Class A	3,120	13

Shandong Gold Mining Co. Ltd., Class A	7,097	24

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,072,116	1,058

Shanghai Electric Group Co. Ltd., Class A	34,400	26

Shanghai Electric Group Co. Ltd., Class H	1,360,000	485

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	8,200	38

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	298,500	1,176

Shanghai International Airport Co. Ltd., Class A	3,900	33

Shanghai International Port Group Co. Ltd., Class A	25,700	20

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	473,234	648

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

China – 26.2% – continued

Shanghai Oriental Pearl Group Co. Ltd., Class A	13,780	$20

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	7,000	21

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	478,847	1,198

Shanghai Pudong Development Bank Co. Ltd., Class A	228,592	352

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	3,600	25

Shenwan Hongyuan Group Co. Ltd., Class A	86,800	57

Shenzhen Overseas Chinese Town Co. Ltd., Class A	31,800	29

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	3,500	14

Shenzhou International Group Holdings Ltd.	403,000	5,170

Shui On Land Ltd.	2,019,000	469

Sichuan Chuantou Energy Co. Ltd., Class A	17,100	21

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	6,000	23

Sihuan Pharmaceutical Holdings Group Ltd.	2,114,000	433

SINA Corp. *	34,260	2,380

Sino-Ocean Group Holding Ltd.	1,694,048	749

Sinopec Engineering Group Co. Ltd., Class H	734,500	839

Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,780,005	1,086

Sinopharm Group Co. Ltd., Class H	651,514	3,193

Sinotrans Ltd., Class H	1,132,000	462

Sinotruk Hong Kong Ltd.	383,500	835

SOHO China Ltd.	1,146,778	445

Sunac China Holdings Ltd.	1,308,000	4,024

Suning.com Co. Ltd., Class A	97,500	191

Sunny Optical Technology Group Co. Ltd.	380,125	4,388

Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	10,200	13

TAL Education Group ADR *	192,577	4,951

Tasly Pharmaceutical Group Co. Ltd., Class A	5,460	18

Tencent Holdings Ltd.	3,060,789	126,479

Tianma Microelectronics Co. Ltd., Class A	8,100	14

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

China – 26.2% – continued

Tianqi Lithium Corp., Class A	9,700	$54

Tingyi Cayman Islands Holding Corp.	1,060,435	1,949

Tong Ren Tang Technologies Co. Ltd., Class H	318,000	466

Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	7,200	19

Tongwei Co. Ltd., Class A	16,000	16

TravelSky Technology Ltd., Class H	500,000	1,296

Tsingtao Brewery Co. Ltd., Class A	2,800	14

Tsingtao Brewery Co. Ltd., Class H	201,767	943

Uni-President China Holdings Ltd.	722,000	770

Unisplendour Corp. Ltd., Class A	2,800	17

Vipshop Holdings Ltd. ADR *	236,065	1,473

Want Want China Holdings Ltd.	2,716,870	2,289

Weibo Corp. ADR *	29,781	2,178

Weichai Power Co. Ltd., Class A	26,200	33

Weichai Power Co. Ltd., Class H	1,043,812	1,295

Wuliangye Yibin Co. Ltd., Class A	36,800	364

Wuxi Biologics Cayman, Inc. *(2)	265,000	2,654

Xinhu Zhongbao Co. Ltd., Class A	31,900	14

Xinjiang Goldwind Science & Technology Co. Ltd., Class A	11,800	21

Xinjiang Goldwind Science & Technology Co. Ltd., Class H	344,200	370

Xinyi Solar Holdings Ltd.	1,505,333	464

Yanzhou Coal Mining Co. Ltd., Class H	987,138	1,143

Yonghui Superstores Co. Ltd., Class A	39,700	47

Yum China Holdings, Inc.	197,331	6,928

Yunnan Baiyao Group Co. Ltd., Class A	4,400	45

Yuzhou Properties Co. Ltd.	933,000	379

YY, Inc. ADR *	25,741	1,929

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,593	38

Zhaojin Mining Industry Co. Ltd., Class H	581,500	449

Zhejiang Century Huatong Group Co. Ltd., Class A	4,500	21

Zhejiang Chint Electrics Co. Ltd., Class A	8,694	29

Zhejiang Dahua Technology Co. Ltd., Class A	12,200	26

Zhejiang Expressway Co. Ltd., Class H	799,294	664

Zhejiang Huayou Cobalt Co. Ltd., Class A	3,500	27

Zhejiang Longsheng Group Co. Ltd., Class A	12,700	18

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

China – 26.2% – continued

Zhejiang Zheneng Electric Power Co. Ltd., Class A	34,200	$25

Zhengzhou Yutong Bus Co. Ltd., Class A	9,000	19

ZhongAn Online P&C Insurance Co. Ltd., Class H *(2)	92,100	376

Zhongsheng Group Holdings Ltd.	315,500	760

Zhuzhou CRRC Times Electric Co. Ltd., Class H	297,274	1,698

Zijin Mining Group Co. Ltd., Class A	69,100	36

Zijin Mining Group Co. Ltd., Class H	3,156,162	1,214

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	30,300	16

ZTE Corp., Class H *	407,917	747
		739,954

Colombia – 0.3%

Bancolombia S.A.	120,253	1,295

Cementos Argos S.A.	255,760	665

Ecopetrol S.A.	2,666,463	3,627

Grupo Argos S.A.	154,387	849

Grupo de Inversiones Suramericana S.A. (Mexican Exchange)	124,119	1,456

Interconexion Electrica S.A. ESP	247,531	1,118
		9,010

Czech Republic – 0.2%

CEZ A.S.	88,479	2,258

Komercni banka A.S.	41,673	1,710

Moneta Money Bank A.S. (2)	271,716	1,001

O2 Czech Republic A.S.	34,886	407
		5,376

Egypt – 0.1%

Commercial International Bank Egypt S.A.E.	567,152	2,634

Eastern Tobacco	505,845	535

ElSewedy Electric Co.	429,350	427
		3,596

Greece – 0.3%

Alpha Bank A.E. *	735,450	1,058

Eurobank Ergasias S.A. *	955,134	720

FF Group *	18,664	104

Hellenic Telecommunications Organization S.A.	129,154	1,585

JUMBO S.A.	57,612	857

Motor Oil Hellas Corinth Refineries S.A.	33,866	885

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

Greece – 0.3% – continued

National Bank of Greece S.A. *	310,295	$631

OPAP S.A.	115,861	1,216

Piraeus Bank S.A. *	160,494	350

Titan Cement Co. S.A.	24,629	610
		8,016

Hong Kong – 4.1%

Alibaba Health Information Technology Ltd. *	1,870,000	1,809

Alibaba Pictures Group Ltd. *	7,490,000	1,024

Beijing Enterprises Holdings Ltd.	264,271	1,482

Beijing Enterprises Water Group Ltd. *	3,091,886	1,647

Brilliance China Automotive Holdings Ltd.	1,643,944	2,661

China Agri-Industries Holdings Ltd.	1,163,000	449

China Everbright International Ltd.	1,841,629	1,591

China Everbright Ltd.	497,110	891

China First Capital Group Ltd. *	1,662,000	892

China Gas Holdings Ltd.	935,695	2,646

China Jinmao Holdings Group Ltd.	2,791,791	1,269

China Mengniu Dairy Co. Ltd. *	1,491,870	4,960

China Merchants Port Holdings Co. Ltd.	723,413	1,384

China Mobile Ltd.	3,299,508	32,382

China Overseas Land & Investment Ltd.	2,073,695	6,494

China Power International Development Ltd.	2,459,000	546

China Resources Beer Holdings Co. Ltd.	780,948	3,139

China Resources Cement Holdings Ltd.	1,322,000	1,540

China Resources Gas Group Ltd.	481,958	1,962

China Resources Land Ltd.	1,493,432	5,230

China Resources Power Holdings Co. Ltd.	1,049,735	1,847

China State Construction International Holdings Ltd.	1,079,600	1,141

China Taiping Insurance Holdings Co. Ltd.	877,904	3,080

China Traditional Chinese Medicine Holdings Co. Ltd.	1,266,000	861

China Travel International Investment Hong Kong Ltd.	1,214,000	390

China Unicom Hong Kong Ltd.	3,276,494	3,835

Chong Sing Holdings FinTech Gr *	9,444,000	500

CITIC Ltd.	3,121,803	4,649

COSCO SHIPPING Ports Ltd.	944,400	1,039

Far East Horizon Ltd.	1,169,000	1,113

Fullshare Holdings Ltd. *	3,747,500	1,800

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

Hong Kong – 4.1% – continued

GCL-Poly Energy Holdings Ltd. *	7,561,810	$531

Guangdong Investment Ltd.	1,608,514	2,857

Haier Electronics Group Co. Ltd. *	687,000	1,850

Jiayuan International Group Ltd.	555,368	951

Kingboard Holdings Ltd.	387,500	1,264

Kingboard Laminates Holdings Ltd.	602,500	534

Kunlun Energy Co. Ltd.	1,757,230	2,044

Lee & Man Paper Manufacturing Ltd.	895,000	827

Nine Dragons Paper Holdings Ltd.	862,923	933

Shanghai Industrial Holdings Ltd.	273,043	605

Shenzhen International Holdings Ltd.	491,000	1,013

Shenzhen Investment Ltd.	1,780,000	569

Shimao Property Holdings Ltd.	635,903	1,587

Sino Biopharmaceutical Ltd.	3,762,500	3,506

Skyworth Digital Holdings Ltd.	1,028,000	290

SSY Group Ltd.	842,000	814

Sun Art Retail Group Ltd.	1,288,000	1,665

Towngas China Co. Ltd. *	544,771	475

Yuexiu Property Co. Ltd.	3,798,000	674
		117,242

Hungary – 0.3%

MOL Hungarian Oil & Gas PLC	199,536	2,150

OTP Bank Nyrt.	119,366	4,425

Richter Gedeon Nyrt.	73,344	1,372
		7,947

India – 8.4%

Adani Ports & Special Economic Zone Ltd.	272,530	1,237

Ambuja Cements Ltd.	314,724	971

Ashok Leyland Ltd.	620,458	1,020

Asian Paints Ltd.	154,344	2,751

Aurobindo Pharma Ltd.	144,396	1,485

Avenue Supermarts Ltd. *(2)	66,669	1,284

Axis Bank Ltd. *	961,306	8,134

Bajaj Auto Ltd.	45,598	1,691

Bajaj Finance Ltd.	93,401	2,794

Bajaj Finserv Ltd.	20,429	1,693

Bharat Forge Ltd.	110,053	913

Bharat Heavy Electricals Ltd.	501,183	474

Bharat Petroleum Corp. Ltd.	407,676	2,103

Bharti Airtel Ltd.	755,789	3,529

Bharti Infratel Ltd.	187,127	679

Bosch Ltd.	3,882	1,068

Britannia Industries Ltd.	14,975	1,203

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

India – 8.4% – continued

Cadila Healthcare Ltd.	111,555	$594

Cipla Ltd.	188,233	1,699

Coal India Ltd.	357,825	1,313

Container Corp. of India Ltd.	92,276	799

Dabur India Ltd.	284,298	1,674

Dr. Reddy’s Laboratories Ltd.	50,195	1,753

Dr. Reddy’s Laboratories Ltd. ADR	11,905	412

Eicher Motors Ltd.	7,260	2,420

GAIL India Ltd.	422,227	2,208

Glenmark Pharmaceuticals Ltd.	77,460	675

Godrej Consumer Products Ltd.	189,447	2,009

Grasim Industries Ltd.	176,092	2,482

Havells India Ltd.	129,861	1,065

HCL Technologies Ltd.	297,170	4,460

Hero MotoCorp Ltd.	26,541	1,072

Hindalco Industries Ltd.	631,984	2,003

Hindustan Petroleum Corp. Ltd.	323,262	1,122

Hindustan Unilever Ltd.	346,709	7,693

Housing Development Finance Corp. Ltd.	855,213	20,693

ICICI Bank Ltd.	1,115,366	4,704

ICICI Bank Ltd. ADR	82,467	700

Indiabulls Housing Finance Ltd.	148,545	1,755

Indian Oil Corp. Ltd.	779,530	1,649

Infosys Ltd.	1,782,960	17,920

Infosys Ltd. ADR	89,866	914

InterGlobe Aviation Ltd. (2)	51,602	588

ITC Ltd.	1,839,701	7,559

JSW Steel Ltd.	460,679	2,426

Larsen & Toubro Ltd.	258,096	4,528

LIC Housing Finance Ltd.	156,181	899

Lupin Ltd.	117,004	1,455

Mahindra & Mahindra Financial Services Ltd.	159,929	883

Mahindra & Mahindra Ltd.	397,833	4,726

Marico Ltd.	234,287	1,077

Maruti Suzuki India Ltd.	56,480	5,723

Motherson Sumi Systems Ltd.	335,540	1,188

Nestle India Ltd.	12,373	1,656

NTPC Ltd.	1,060,101	2,439

Oil & Natural Gas Corp. Ltd.	753,062	1,841

Page Industries Ltd.	2,858	1,296

Petronet LNG Ltd.	314,848	976

Pidilite Industries Ltd.	64,502	930

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

India – 8.4% – continued

Piramal Enterprises Ltd.	43,597	$1,383

Power Grid Corp. of India Ltd.	839,923	2,180

Reliance Industries Ltd.	1,443,162	25,049

Reliance Industries Ltd. GDR (2)	43,068	1,476

Rural Electrification Corp. Ltd.	357,204	482

Shree Cement Ltd.	4,435	1,032

Shriram Transport Finance Co. Ltd.	78,423	1,243

Siemens Ltd.	39,811	519

State Bank of India *	959,891	3,513

Sun Pharmaceutical Industries Ltd.	447,272	3,843

Tata Consultancy Services Ltd.	492,451	14,810

Tata Motors Ltd. *	856,741	2,643

Tata Power (The) Co. Ltd.	625,357	568

Tata Steel Ltd.	189,154	1,516

Tech Mahindra Ltd.	255,014	2,623

Titan Co. Ltd.	166,010	1,842

UltraTech Cement Ltd.	51,592	2,890

United Spirits Ltd. *	154,108	1,094

UPL Ltd.	192,192	1,760

Vedanta Ltd.	701,192	2,246

Vodafone Idea Ltd. *	1,007,439	536

Wipro Ltd.	607,333	2,712

Yes Bank Ltd.	917,719	2,325

Zee Entertainment Enterprises Ltd.	264,244	1,599
		236,891

Indonesia – 1.9%

Adaro Energy Tbk PT	7,562,920	929

Astra International Tbk PT	10,905,360	5,376

Bank Central Asia Tbk PT	5,260,392	8,519

Bank Danamon Indonesia Tbk PT	1,605,143	775

Bank Mandiri Persero Tbk PT	10,047,710	4,532

Bank Negara Indonesia Persero Tbk PT	3,984,409	1,972

Bank Rakyat Indonesia Persero Tbk PT	29,925,090	6,323

Bank Tabungan Negara Persero Tbk PT	2,342,800	413

Bumi Serpong Damai Tbk PT *	3,969,500	307

Charoen Pokphand Indonesia Tbk PT	3,927,135	1,336

Gudang Garam Tbk PT	249,415	1,239

Hanjaya Mandala Sampoerna Tbk PT	4,828,100	1,247

Indah Kiat Pulp & Paper Corp. Tbk PT	1,458,800	1,698

Indocement Tunggal Prakarsa Tbk PT	975,103	1,209

Indofood CBP Sukses Makmur Tbk PT	1,199,900	711

Indofood Sukses Makmur Tbk PT	2,263,371	896

Jasa Marga Persero Tbk PT	1,238,127	371

Kalbe Farma Tbk PT	10,773,180	997

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

Indonesia – 1.9% – continued

Matahari Department Store Tbk PT	1,400,473	$650

Pakuwon Jati Tbk PT	9,382,600	324

Perusahaan Gas Negara Persero Tbk	6,043,012	910

Semen Indonesia Persero Tbk PT	1,562,155	1,040

Surya Citra Media Tbk PT	3,330,200	418

Telekomunikasi Indonesia Persero Tbk PT	27,174,462	6,635

Tower Bersama Infrastructure Tbk PT	1,159,200	437

Unilever Indonesia Tbk PT	821,728	2,593

United Tractors Tbk PT	896,771	1,984

Waskita Karya Persero Tbk PT	2,638,100	301
		54,142

Malaysia – 2.4%

AirAsia Bhd.	833,000	636

Alliance Bank Malaysia Bhd.	545,500	551

AMMB Holdings Bhd.	863,437	862

Astro Malaysia Holdings Bhd.	669,200	237

Axiata Group Bhd.	1,453,818	1,600

British American Tobacco Malaysia Bhd.	72,000	552

CIMB Group Holdings Bhd.	2,517,414	3,654

Dialog Group Bhd.	1,947,744	1,640

DiGi.Com Bhd.	1,654,900	1,926

FGV Holdings Bhd.	788,800	295

Fraser & Neave Holdings Bhd.	71,700	653

Gamuda Bhd.	1,100,100	892

Genting Bhd.	1,153,900	2,177

Genting Malaysia Bhd.	1,609,700	1,940

Genting Plantations Bhd.	124,100	285

HAP Seng Consolidated Bhd.	334,100	801

Hartalega Holdings Bhd.	719,800	1,151

Hong Leong Bank Bhd.	351,498	1,744

Hong Leong Financial Group Bhd.	119,828	559

IHH Healthcare Bhd.	1,336,200	1,683

IJM Corp. Bhd.	1,530,340	665

IOI Corp. Bhd.	995,340	1,091

IOI Properties Group Bhd.	778,960	315

Kuala Lumpur Kepong Bhd.	238,050	1,436

Malayan Banking Bhd.	2,062,670	4,878

Malaysia Airports Holdings Bhd.	475,893	1,025

Maxis Bhd.	1,277,451	1,801

MISC Bhd.	591,160	866

My EG Services Bhd.	937,100	396

Nestle Malaysia Bhd.	30,500	1,079

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

Malaysia – 2.4% – continued

Petronas Chemicals Group Bhd.	1,293,700	$2,924

Petronas Dagangan Bhd.	111,300	707

Petronas Gas Bhd.	367,100	1,674

PPB Group Bhd.	297,700	1,207

Press Metal Aluminium Holdings Bhd.	719,500	845

Public Bank Bhd.	1,564,761	9,451

RHB Bank Bhd.	556,546	725

RHB Capital Bhd. *(3)	297,992	–

Sime Darby Bhd.	1,237,328	779

Sime Darby Plantation Bhd.	1,268,628	1,622

Sime Darby Property Bhd.	1,710,128	487

SP Setia Bhd. Group	839,509	548

Telekom Malaysia Bhd.	649,086	505

Tenaga Nasional Bhd.	1,684,050	6,290

Top Glove Corp. Bhd.	365,300	941

UMW Holdings Bhd.	216,100	262

Westports Holdings Bhd.	517,000	475

YTL Corp. Bhd.	1,834,995	554
		67,386

Mexico – 3.1%

Alfa S.A.B. de C.V., Series A	1,646,080	2,116

Alsea S.A.B. de C.V.	277,600	943

America Movil S.A.B. de C.V., Series L	18,040,006	14,508

Arca Continental S.A.B. de C.V.	243,284	1,570

Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, Series B	976,695	1,527

Cemex S.A.B. de C.V., Series CPO *	7,773,678	5,471

Coca-Cola Femsa S.A.B. de C.V., Series L	277,222	1,695

El Puerto de Liverpool S.A.B. de C.V., Series C1	102,970	774

Fibra Uno Administracion S.A. de C.V.	1,823,701	2,412

Fomento Economico Mexicano S.A.B. de C.V., Series UBD	1,046,777	10,356

Gruma S.A.B. de C.V., Series B	114,480	1,455

Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	189,752	2,076

Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	111,640	2,281

Grupo Bimbo S.A.B. de C.V., Series A	877,728	1,868

Grupo Carso S.A.B. de C.V., Series A1	234,873	782

Grupo Financiero Banorte S.A.B. de C.V., Series O	1,389,418	10,051

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

Mexico – 3.1% – continued

Grupo Financiero Inbursa S.A.B. de C.V., Series O	1,255,343	$1,973

Grupo Mexico S.A.B. de C.V., Series B	1,883,436	5,421

Grupo Televisa S.A.B., Series CPO	1,312,414	4,664

Industrias Penoles S.A.B. de C.V.	72,677	1,250

Infraestructura Energetica Nova S.A.B. de C.V.	281,000	1,396

Kimberly-Clark de Mexico S.A.B. de C.V., Series A	800,827	1,421

Mexichem S.A.B. de C.V.	571,780	1,958

Promotora y Operadora de Infraestructura S.A.B. de C.V.	120,125	1,279

Wal-Mart de Mexico S.A.B. de C.V.	2,801,837	8,499
		87,746

Pakistan – 0.1%

Habib Bank Ltd.	320,300	390

Lucky Cement Ltd.	75,400	312

MCB Bank Ltd.	234,000	378

Oil & Gas Development Co. Ltd.	360,500	444

United Bank Ltd.	271,800	337
		1,861

Peru – 0.4%

Cia de Minas Buenaventura S.A.A. ADR	96,344	1,292

Credicorp Ltd.	36,507	8,144

Southern Copper Corp.	46,727	2,016
		11,452

Philippines – 0.9%

Aboitiz Equity Ventures, Inc.	1,019,709	927

Aboitiz Power Corp.	815,144	505

Alliance Global Group, Inc. *	2,304,024	532

Ayala Corp.	133,137	2,288

Ayala Land, Inc.	3,952,280	2,930

Bank of the Philippine Islands	478,966	739

BDO Unibank, Inc.	1,060,609	2,352

DMCI Holdings, Inc.	2,161,700	455

Globe Telecom, Inc.	17,895	729

GT Capital Holdings, Inc.	46,428	705

International Container Terminal Services, Inc.	272,810	476

JG Summit Holdings, Inc.	1,532,751	1,530

Jollibee Foods Corp.	227,293	1,081

Manila Electric Co.	120,150	756

Megaworld Corp.	6,346,300	517

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

Philippines – 0.9% – continued

Metro Pacific Investments Corp.	7,800,400	$686

Metropolitan Bank & Trust Co.	429,125	532

PLDT, Inc.	45,080	1,140

Robinsons Land Corp.	1,124,570	423

Security Bank Corp.	126,380	360

SM Investments Corp.	129,047	2,159

SM Prime Holdings, Inc.	5,433,713	3,646

Universal Robina Corp.	460,170	1,231
		26,699

Poland – 1.2%

Alior Bank S.A. *	46,417	792

Bank Handlowy w Warszawie S.A.	18,280	383

Bank Millennium S.A. *	337,570	847

Bank Polska Kasa Opieki S.A.	91,656	2,639

CCC S.A.	15,228	908

CD Projekt S.A. *	36,349	1,848

Cyfrowy Polsat S.A. *	132,903	801

Dino Polska S.A. *(2)	26,038	703

Grupa Azoty S.A.	25,839	221

Grupa Lotos S.A.	48,287	982

Jastrzebska Spolka Weglowa S.A. *	30,230	542

KGHM Polska Miedz S.A. *	76,207	1,838

LPP S.A.	707	1,653

mBank S.A.	7,904	959

Orange Polska S.A. *	376,001	451

PGE Polska Grupa Energetyczna S.A. *	450,255	1,162

PLAY Communications S.A. (2)	64,743	353

Polski Koncern Naftowy ORLEN S.A.	159,804	4,373

Polskie Gornictwo Naftowe i Gazownictwo S.A. *	942,799	1,650

Powszechna Kasa Oszczednosci Bank Polski S.A.	471,846	5,483

Powszechny Zaklad Ubezpieczen S.A.	327,921	3,530

Santander Bank Polska S.A.	18,709	1,903
		34,021

Qatar – 0.9%

Barwa Real Estate Co.	57,702	560

Commercial Bank (The) PQSC	103,991	1,149

Doha Bank QPSC	87,444	505

Ezdan Holding Group QSC *	449,169	1,315

Industries Qatar QSC	97,487	3,339

Masraf Al Rayan QSC	196,329	2,022

Ooredoo QPSC	45,005	853

Qatar Electricity & Water Co. QSC	25,894	1,368

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

Qatar – 0.9% – continued

Qatar Insurance Co. S.A.Q.	87,456	$915

Qatar Islamic Bank S.A.Q.	61,985	2,387

Qatar National Bank QPSC	244,538	11,933
		26,346

Romania – 0.1%

NEPI Rockcastle PLC	200,980	1,826

Russia – 3.5%

Alrosa PJSC	1,371,111	2,236

Gazprom PJSC	1,750,094	4,342

Gazprom PJSC ADR	1,989,268	9,932

Inter RAO UES PJSC	16,674,000	1,045

LUKOIL PJSC	77,629	5,952

LUKOIL PJSC ADR	146,185	11,197

LUKOIL PJSC ADR (OTC Exchange)	4,797	367

Magnit PJSC	2,287	134

Magnit PJSC GDR (Registered)	178,432	2,534

Magnitogorsk Iron & Steel Works PJSC	1,234,000	983

MMC Norilsk Nickel PJSC	18,621	3,238

MMC Norilsk Nickel PJSC ADR	154,556	2,673

Mobile TeleSystems PJSC ADR	273,473	2,333

Moscow Exchange MICEX-RTS PJSC	731,256	1,085

Novatek PJSC GDR (Registered)	48,912	8,985

Novolipetsk Steel PJSC	630,920	1,714

PhosAgro PJSC GDR (Registered)	63,968	868

Polyus PJSC	14,898	938

Rosneft Oil Co. PJSC	188,855	1,421

Rosneft Oil Co. PJSC GDR (Registered)	436,049	3,271

RusHydro PJSC	31,933,245	303

RusHydro PJSC ADR	266,069	238

Sberbank of Russia PJSC	5,611,672	17,404

Sberbank of Russia PJSC (Moscow Exchange)	56,000	174

Sberbank of Russia PJSC ADR	29,659	375

Severstal PJSC	47,540	792

Severstal PJSC GDR (Registered)	63,783	1,059

Surgutneftegas PJSC (Moscow Exchange)	1,120,167	469

Surgutneftegas PJSC ADR (London Exchange)	265,696	1,099

Tatneft PJSC	411,242	5,245

Tatneft PJSC ADR	1,663	126

Tatneft PJSC ADR (OTC Exchange)	66,582	5,089

VTB Bank PJSC	1,018,596,738	634

VTB Bank PJSC GDR (2)	11,036	14

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

Russia – 3.5% – continued

VTB Bank PJSC GDR (Registered)	384,561	$515

X5 Retail Group N.V. GDR (Registered)	66,179	1,496
		100,280

Singapore – 0.0%

BOC Aviation Ltd. (2)	116,100	900

South Africa – 5.9%

Absa Group Ltd.	387,576	4,155

Anglo American Platinum Ltd.	27,610	901

AngloGold Ashanti Ltd.	225,062	1,939

Aspen Pharmacare Holdings Ltd.	210,521	2,522

Bid Corp. Ltd.	179,037	3,731

Bidvest Group (The) Ltd.	181,401	2,371

Capitec Bank Holdings Ltd.	21,078	1,526

Clicks Group Ltd.	137,483	1,699

Coronation Fund Managers Ltd.	120,231	456

Discovery Ltd.	193,557	2,322

Exxaro Resources Ltd.	131,226	1,342

FirstRand Ltd.	1,795,700	8,603

Fortress REIT Ltd., Class A	602,745	716

Fortress REIT Ltd., Class B	425,970	457

Foschini Group (The) Ltd.	117,676	1,441

Gold Fields Ltd.	436,632	1,046

Growthpoint Properties Ltd.	1,610,625	2,644

Hyprop Investments Ltd.	134,018	874

Imperial Holdings Ltd.	83,737	1,035

Investec Ltd.	147,109	1,035

Kumba Iron Ore Ltd.	36,289	823

Liberty Holdings Ltd.	72,335	575

Life Healthcare Group Holdings Ltd.	739,533	1,284

MMI Holdings Ltd. *	522,870	640

Mr Price Group Ltd.	137,851	2,221

MTN Group Ltd.	904,930	5,601

Naspers Ltd., Class N	235,355	50,654

Nedbank Group Ltd.	120,329	2,248

Netcare Ltd.	620,799	1,060

Old Mutual Ltd.	2,640,297	5,653

Pick n Pay Stores Ltd.	205,125	995

Pioneer Foods Group Ltd.	72,669	473

PSG Group Ltd.	81,453	1,318

Rand Merchant Investment Holdings Ltd.	359,822	982

Redefine Properties Ltd.	2,944,042	2,082

Reinet Investments S.C.A.	81,059	1,507

Remgro Ltd.	285,082	3,973

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

South Africa – 5.9% – continued

Resilient REIT Ltd.	150,450	$619

RMB Holdings Ltd.	377,643	2,110

Sanlam Ltd.	953,250	5,323

Sappi Ltd.	284,201	1,783

Sasol Ltd.	294,077	11,373

Shoprite Holdings Ltd.	238,085	3,224

SPAR Group (The) Ltd.	100,607	1,309

Standard Bank Group Ltd.	690,557	8,532

Telkom S.A. SOC Ltd.	147,811	539

Tiger Brands Ltd.	86,627	1,619

Truworths International Ltd.	229,284	1,352

Vodacom Group Ltd.	324,256	2,885

Woolworths Holdings Ltd.	538,999	1,887
		165,459

South Korea – 13.9%

Amorepacific Corp. (Korean Exchange)	17,411	4,097

AMOREPACIFIC Group	15,458	1,300

BGF retail Co. Ltd.	4,297	796

BNK Financial Group, Inc.	133,914	1,037

Celltrion Healthcare Co. Ltd. *	18,822	1,564

Celltrion Pharm, Inc. *	8,562	617

Celltrion, Inc. *	43,820	11,727

Cheil Worldwide, Inc.	38,317	748

CJ CheilJedang Corp.	4,480	1,347

CJ Corp.	7,737	941

CJ ENM Co. Ltd.	5,853	1,309

CJ Logistics Corp. *	4,495	640

Coway Co. Ltd.	25,922	2,023

Daelim Industrial Co. Ltd.	15,421	1,148

Daewoo Engineering & Construction Co. Ltd. *	89,402	477

DB Insurance Co. Ltd.	26,806	1,759

DGB Financial Group, Inc.	94,247	862

Dongsuh Cos., Inc.	18,027	341

Doosan Bobcat, Inc.	19,760	719

Doosan Heavy Industries & Construction Co. Ltd. *	35,562	477

E-MART, Inc.	11,219	2,099

GS Engineering & Construction Corp.	27,251	1,285

GS Holdings Corp.	27,536	1,367

GS Retail Co. Ltd.	15,388	533

Hana Financial Group, Inc.	161,862	6,501

Hankook Tire Co. Ltd.	39,681	1,792

Hanmi Pharm Co. Ltd.	3,299	1,487

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

South Korea – 13.9% – continued

Hanmi Science Co. Ltd.	6,945	$550

Hanon Systems	99,131	1,130

Hanssem Co. Ltd.	5,867	405

Hanwha Chemical Corp.	54,399	946

Hanwha Corp.	23,017	680

Hanwha Life Insurance Co. Ltd.	168,958	806

HDC Hyundai Development Co. – Engineering & Construction, Class E *	14,277	655

HLB, Inc. *	16,830	1,821

Hotel Shilla Co. Ltd.	16,848	1,648

Hyundai Department Store Co. Ltd.	7,959	713

Hyundai Engineering & Construction Co. Ltd.	42,205	2,567

Hyundai Glovis Co. Ltd.	9,755	1,143

Hyundai Heavy Industries Co. Ltd. *	20,499	2,484

Hyundai Heavy Industries Holdings Co. Ltd. *	5,179	1,891

Hyundai Marine & Fire Insurance Co. Ltd.	33,346	1,261

Hyundai Mobis Co. Ltd.	36,490	7,500

Hyundai Motor Co.	82,794	9,666

Hyundai Steel Co.	43,047	2,192

Industrial Bank of Korea	134,367	1,844

Kakao Corp.	27,124	2,910

Kangwon Land, Inc.	62,455	1,615

KB Financial Group, Inc.	212,716	10,367

KCC Corp.	3,195	977

KEPCO Plant Service & Engineering Co. Ltd.	11,786	361

Kia Motors Corp.	142,967	4,522

Korea Aerospace Industries Ltd. *	38,542	1,219

Korea Electric Power Corp.	138,254	3,658

Korea Gas Corp. *	14,331	784

Korea Investment Holdings Co. Ltd.	22,291	1,528

Korea Zinc Co. Ltd.	4,491	1,765

Korean Air Lines Co. Ltd.	26,438	669

KT Corp.	7,888	214

KT Corp. ADR	6,526	97

KT&G Corp.	62,769	5,885

Kumho Petrochemical Co. Ltd.	9,514	845

LG Chem Ltd. (Korean Exchange)	24,551	8,091

LG Corp.	50,978	3,336

LG Display Co. Ltd.	124,801	2,147

LG Electronics, Inc.	57,316	3,660

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

South Korea – 13.9% – continued

LG Household & Health Care Ltd. (Korean Exchange)	5,002	$5,751

LG Innotek Co. Ltd.	7,618	897

LG Uplus Corp.	113,533	1,873

Lotte Chemical Corp.	9,179	2,299

Lotte Corp. *	15,341	790

Lotte Shopping Co. Ltd.	5,981	1,130

Medy-Tox, Inc.	2,225	1,241

Mirae Asset Daewoo Co. Ltd.	211,541	1,614

NAVER Corp.	15,054	9,699

NCSoft Corp.	9,404	3,751

Netmarble Corp. (2)	13,854	1,436

NH Investment & Securities Co. Ltd.	77,974	1,004

OCI Co. Ltd.	9,288	921

Orange Life Insurance Ltd. (2)	18,551	570

Orion Corp.	11,617	1,105

Ottogi Corp.	683	459

Pan Ocean Co. Ltd. *	134,256	634

Pearl Abyss Corp. *	3,152	608

POSCO	42,173	11,200

Posco Daewoo Corp.	27,563	520

S-1 Corp.	9,536	785

Samsung Biologics Co. Ltd. *(2)	8,934	4,299

Samsung C&T Corp.	41,032	4,794

Samsung Card Co. Ltd.	14,904	494

Samsung Electro-Mechanics Co. Ltd.	30,263	3,788

Samsung Electronics Co. Ltd. (Korean Exchange)	2,583,036	108,183

Samsung Engineering Co. Ltd. *	84,994	1,479

Samsung Fire & Marine Insurance Co. Ltd.	16,699	4,275

Samsung Heavy Industries Co. Ltd. *	233,496	1,700

Samsung Life Insurance Co. Ltd.	37,995	3,333

Samsung SDI Co. Ltd.	29,428	6,860

Samsung SDS Co. Ltd.	18,537	3,859

Samsung Securities Co. Ltd.	34,853	1,025

Shinhan Financial Group Co. Ltd.	228,727	9,236

Shinsegae, Inc.	3,873	1,266

SillaJen, Inc. *	31,874	2,940

SK Holdings Co. Ltd.	17,109	4,425

SK Hynix, Inc.	312,282	20,578

SK Innovation Co. Ltd.	34,664	6,719

SK Telecom Co. Ltd.	10,774	2,733

SK Telecom Co. Ltd. ADR	1,900	53

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

South Korea – 13.9% – continued

S-Oil Corp.	24,345	$3,006

ViroMed Co. Ltd. *	7,448	1,616

Woori Bank	254,341	3,873

Yuhan Corp.	4,786	1,046
		393,412

Taiwan – 12.0%

Acer, Inc. *	1,573,800	1,300

Advantech Co. Ltd.	181,551	1,352

Airtac International Group	63,000	616

ASE Technology Holding Co. Ltd. *	1,866,928	4,521

Asia Cement Corp.	1,160,567	1,577

Asustek Computer, Inc.	378,546	3,255

AU Optronics Corp.	4,625,215	1,944

Catcher Technology Co. Ltd.	352,111	3,873

Cathay Financial Holding Co. Ltd.	4,390,075	7,545

Chailease Holding Co. Ltd.	622,528	2,180

Chang Hwa Commercial Bank Ltd.	2,963,360	1,828

Cheng Shin Rubber Industry Co. Ltd.	1,031,184	1,621

Chicony Electronics Co. Ltd.	332,765	673

China Airlines Ltd.	1,453,307	440

China Development Financial Holding Corp.	7,315,868	2,731

China Life Insurance Co. Ltd.	1,423,066	1,430

China Steel Corp.	6,767,156	5,652

Chunghwa Telecom Co. Ltd.	2,047,493	7,381

Compal Electronics, Inc.	2,210,759	1,372

CTBC Financial Holding Co. Ltd.	9,370,878	7,056

Delta Electronics, Inc.	1,106,343	4,744

E.Sun Financial Holding Co. Ltd.	5,289,665	3,906

Eclat Textile Co. Ltd.	92,182	1,139

Eva Airways Corp.	1,169,540	569

Evergreen Marine Corp. Taiwan Ltd.	1,138,878	477

Far Eastern New Century Corp.	1,721,789	2,012

Far EasTone Telecommunications Co. Ltd.	847,345	2,020

Feng TAY Enterprise Co. Ltd.	178,582	1,100

First Financial Holding Co. Ltd.	5,284,796	3,600

Formosa Chemicals & Fibre Corp.	1,878,499	7,831

Formosa Petrochemical Corp.	669,487	3,231

Formosa Plastics Corp.	2,381,682	9,122

Formosa Taffeta Co. Ltd.	438,827	532

Foxconn Technology Co. Ltd.	480,131	1,171

Fubon Financial Holding Co. Ltd.	3,562,025	6,041

General Interface Solution Holding Ltd.	94,000	395

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

Taiwan – 12.0% – continued

Giant Manufacturing Co. Ltd.	183,483	$783

Globalwafers Co. Ltd.	117,000	1,288

Highwealth Construction Corp.	422,490	670

Hiwin Technologies Corp.	118,687	980

Hon Hai Precision Industry Co. Ltd.	8,824,596	22,729

Hotai Motor Co. Ltd.	145,900	1,242

HTC Corp. *	373,220	496

Hua Nan Financial Holdings Co. Ltd.	4,063,446	2,460

Innolux Corp.	4,773,900	1,656

Inventec Corp.	1,381,314	1,239

Largan Precision Co. Ltd.	53,835	6,411

Lite-On Technology Corp.	1,106,964	1,392

Macronix International	978,766	816

MediaTek, Inc.	801,334	6,473

Mega Financial Holding Co. Ltd.	5,892,543	5,304

Micro-Star International Co. Ltd.	353,000	949

Nan Ya Plastics Corp.	2,756,951	7,659

Nanya Technology Corp.	548,071	1,042

Nien Made Enterprise Co. Ltd.	85,000	662

Novatek Microelectronics Corp.	308,850	1,517

Pegatron Corp.	1,047,594	2,079

Phison Electronics Corp.	74,608	592

Pou Chen Corp.	1,146,093	1,210

Powertech Technology, Inc.	401,568	1,096

President Chain Store Corp.	308,220	3,618

Quanta Computer, Inc.	1,447,576	2,520

Realtek Semiconductor Corp.	252,457	1,125

Ruentex Development Co. Ltd.	502,929	589

Ruentex Industries Ltd.	318,906	634

Shin Kong Financial Holding Co. Ltd.	5,609,088	2,194

SinoPac Financial Holdings Co. Ltd.	5,781,792	2,110

Standard Foods Corp.	233,355	388

Synnex Technology International Corp.	784,940	1,001

TaiMed Biologics, Inc. *	97,000	596

Taishin Financial Holding Co. Ltd.	5,418,405	2,618

Taiwan Business Bank	1,983,610	721

Taiwan Cement Corp.	2,473,360	3,307

Taiwan Cooperative Financial Holding Co. Ltd.	4,811,058	2,922

Taiwan High Speed Rail Corp.	1,096,000	1,073

Taiwan Mobile Co. Ltd.	878,076	3,149

Taiwan Semiconductor Manufacturing Co. Ltd.	13,216,749	112,851

Teco Electric and Machinery Co. Ltd.	1,064,000	772

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

Taiwan – 12.0% – continued

Uni-President Enterprises Corp.	2,580,150	$6,736

United Microelectronics Corp.	6,464,043	3,392

Vanguard International Semiconductor Corp.	476,000	1,045

Walsin Technology Corp.	170,000	1,183

Win Semiconductors Corp.	186,000	813

Winbond Electronics Corp.	1,654,000	785

Wistron Corp.	1,514,449	987

WPG Holdings Ltd.	875,316	1,087

Ya Hsin Industrial Co. Ltd. *(3)	121,548	–

Yageo Corp.	135,377	2,030

Yuanta Financial Holding Co. Ltd.	5,474,814	2,886

Zhen Ding Technology Holding Ltd.	222,850	497
		340,611

Thailand – 2.5%

Advanced Info Service PCL (Registered)	194,000	1,206

Advanced Info Service PCL NVDR	362,899	2,253

Airports of Thailand PCL NVDR	2,300,100	4,648

Bangkok Bank PCL (Registered)	102,400	690

Bangkok Bank PCL NVDR	36,200	235

Bangkok Dusit Medical Services PCL NVDR	2,109,800	1,663

Bangkok Expressway & Metro PCL NVDR	4,033,898	1,085

Banpu PCL (Registered)	233,500	138

Banpu PCL NVDR	904,820	535

Berli Jucker PCL NVDR	637,100	1,171

BTS Group Holdings PCL NVDR	3,227,800	927

Bumrungrad Hospital PCL NVDR	196,787	1,131

Central Pattana PCL NVDR	732,800	1,880

Charoen Pokphand Foods PCL NVDR	1,867,657	1,457

CP ALL PCL (Registered)	905,200	1,931

CP ALL PCL NVDR	1,816,036	3,867

Delta Electronics Thailand PCL NVDR	275,800	595

Electricity Generating PCL NVDR	75,300	548

Energy Absolute PCL NVDR	682,300	1,019

Glow Energy PCL (Registered)	87,100	237

Glow Energy PCL NVDR	173,802	473

Home Product Center PCL NVDR	2,046,504	999

Indorama Ventures PCL NVDR	885,147	1,610

IRPC PCL (Registered)	1,860,900	391

IRPC PCL NVDR	3,560,381	747

Kasikornbank PCL (Registered)	191,500	1,290

Kasikornbank PCL NVDR	807,797	5,385

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

Thailand – 2.5% – continued

Krung Thai Bank PCL (Registered)	699,750	$437

Krung Thai Bank PCL NVDR	1,153,093	720

Land & Houses PCL NVDR	1,660,900	590

Minor International PCL NVDR	1,241,130	1,572

PTT Exploration & Production PCL (Registered)	242,500	1,162

PTT Exploration & Production PCL NVDR	509,243	2,435

PTT Global Chemical PCL (Registered)	189,814	477

PTT Global Chemical PCL NVDR	1,021,776	2,568

PTT PCL (Registered)	1,835,000	3,078

PTT PCL NVDR	3,843,600	6,451

Robinson PCL NVDR	288,900	629

Siam Cement (The) PCL (Registered)	51,000	703

Siam Cement (The) PCL NVDR	157,498	2,172

Siam Commercial Bank (The) PCL (Registered)	232,700	1,072

Siam Commercial Bank (The) PCL NVDR	759,176	3,492

Thai Oil PCL (Registered)	97,800	268

Thai Oil PCL NVDR	512,995	1,405

Thai Union Group PCL NVDR	995,700	551

TMB Bank PCL NVDR	6,100,200	433

True Corp. PCL NVDR	5,344,952	996
		69,322

Turkey – 0.6%

Akbank T.A.S.	1,160,535	1,332

Anadolu Efes Biracilik Ve Malt Sanayii A.S.	119,741	418

Arcelik A.S.	132,258	304

Aselsan Elektronik Sanayi Ve Ticaret A.S.	175,940	805

BIM Birlesik Magazalar A.S.	111,123	1,498

Coca-Cola Icecek A.S.	39,368	220

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	960,118	285

Eregli Demir ve Celik Fabrikalari T.A.S.	754,077	1,378

Ford Otomotiv Sanayi A.S.	38,626	421

Haci Omer Sabanci Holding A.S.	501,512	635

Is Gayrimenkul Yatirim Ortakligi A.S. (4)	1	–

KOC Holding A.S.	408,354	1,154

Petkim Petrokimya Holding A.S.	383,628	340

TAV Havalimanlari Holding A.S.	103,785	538

Tofas Turk Otomobil Fabrikasi A.S.	68,067	241

Tupras Turkiye Petrol Rafinerileri A.S.	65,523	1,458

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.0% (1) – continued

Turkey – 0.6% – continued

Turk Hava Yollari A.O. *	309,577	$980

Turkcell Iletisim Hizmetleri A.S.	581,989	1,113

Turkiye Garanti Bankasi A.S.	1,222,366	1,563

Turkiye Halk Bankasi A.S.	346,042	384

Turkiye Is Bankasi A.S., Class C	794,388	582

Turkiye Sise ve Cam Fabrikalari A.S.	359,487	348

Turkiye Vakiflar Bankasi T.A.O., Class D	439,572	276

Ulker Biskuvi Sanayi A.S. *	89,925	252

Yapi ve Kredi Bankasi A.S. *	969,983	302
		16,827

United Arab Emirates – 0.7%

Abu Dhabi Commercial Bank PJSC	1,118,002	2,415

Aldar Properties PJSC	2,163,847	1,078

DAMAC Properties Dubai Co. PJSC	997,323	554

DP World Ltd.	89,288	1,703

Dubai Investments PJSC	1,172,193	600

Dubai Islamic Bank PJSC	882,958	1,294

Emaar Development PJSC *	451,615	644

Emaar Malls PJSC	980,884	489

Emaar Properties PJSC	1,879,782	2,534

Emirates Telecommunications Group Co. PJSC	939,666	4,272

First Abu Dhabi Bank PJSC	760,099	2,959
		18,542

United Kingdom – 0.1%

Mondi Ltd.	62,442	1,713

United States – 0.0%

Nexteer Automotive Group Ltd.	467,000	740
Total Common Stocks
(Cost $2,094,504)		2,686,246

PREFERRED STOCKS – 3.2% (1)

Brazil – 2.1%

Banco Bradesco S.A. *	1,799,144	12,732

Braskem S.A., Class A, 3.32% (5)	90,041	1,299

Centrais Eletricas Brasileiras S.A., Class B *	115,041	526

Cia Brasileira de Distribuicao *	86,042	1,853

Cia Energetica de Minas Gerais, 7.14% (5)	456,703	803

Gerdau S.A., 0.36% (5)	559,061	2,365

Itau Unibanco Holding S.A., 0.41% (5)	1,731,093	18,916

Itausa - Investimentos Itau S.A., 0.60% (5)	2,381,939	5,933

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 3.2% (1) – continued

Brazil – 2.1% – continued

Lojas Americanas S.A. *	394,430	$1,544

Petroleo Brasileiro S.A. *	1,846,595	9,648

Petroleo Brasileiro S.A. ADR *	128,691	1,346

Telefonica Brasil S.A., 3.45% (5)	240,973	2,337

Telefonica Brasil S.A. ADR, 4.17% (5)	3,909	38
		59,340

Chile – 0.1%

Embotelladora Andina S.A., Class B, 2.69% (5)	161,507	629

Sociedad Quimica y Minera de Chile S.A., Class B, 1.15% (5)	65,007	2,984
		3,613

Colombia – 0.2%

Bancolombia S.A. (Mexican Exchange), 3.20% (5)	234,675	2,479

Bancolombia S.A. ADR, 3.15% (5)	2,352	98

Grupo Aval Acciones y Valores S.A., 4.16% (5)	2,122,010	834

Grupo de Inversiones Suramericana S.A., 1.54% (5)	61,065	701
		4,112

Russia – 0.1%

Surgutneftegas PJSC, 3.59% (5)	2,533,237	1,472

Surgutneftegas PJSC ADR, 3.68% (5)	120,161	685

Transneft PJSC, 4.91% (5)	256	648
		2,805

South Korea – 0.7%

Amorepacific Corp., 0.92% (5)	4,976	617

Hyundai Motor Co. Ltd., 5.20% (5)	12,737	899

Hyundai Motor Co. Ltd. (2nd Preferred), 4.90% (5)	20,337	1,553

LG Chem Ltd., 3.06% (5)	4,256	781

LG Household & Health Care Ltd., 1.11% (5)	1,164	843

Samsung Electronics Co. Ltd., 3.45% (5)	459,877	15,684
		20,377
Total Preferred Stocks
(Cost $91,451)		90,247

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Thailand – 0.0%

BTS Group Holdings PCL, Exp. 12/31/29, Strike $10.50 *(3)	358,644	$–
Total Warrants
(Cost $–)		–

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.3%

iShares Core MSCI Emerging Markets ETF	487,732	$25,255

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (6)(7)	10,242,146	10,242
Total Investment Companies
(Cost $35,487)		35,497

Total Investments – 99.5%
(Cost $2,221,442)		2,811,990

Other Assets less Liabilities – 0.5%		13,989
Net Assets – 100.0%		$2,825,979

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Value rounds to less than one thousand.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2018 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Goldman Sachs	United States Dollar	113	South African Rand	1,718	12/19/18	$7
Toronto-Dominion Bank	Indian Rupee	13,803	United States Dollar	189	12/19/18	1
Subtotal Appreciation						8
Goldman Sachs	Brazilian Real	3,982	United States Dollar	957	12/19/18	(22)
Goldman Sachs	Korean Won	4,061,561	United States Dollar	3,609	12/19/18	(58)
Goldman Sachs	Taiwan Dollar	94,736	United States Dollar	3,095	12/19/18	(36)
Subtotal Depreciation						(116)

Total						$(108)

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
FTSE/JSE Top 40 Index (South African Rand)	9	$ 319	Long	12/18	$ (3)
Hang Seng Index (Hong Kong Dollar)	5	890	Long	10/18	6
MSCI Emerging Markets Index (United States Dollar)	520	27,292	Long	12/18	836
MSCI Taiwan Stock Index (United States Dollar)	10	411	Long	10/18	–*
SGX Nifty 50 Index United States Dollar)	8	175	Long	10/18	(3)

Total					$836

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	14.0%
Consumer Discretionary	10.5
Consumer Staples	6.5
Energy	8.1
Financials	23.9
Health Care	3.0
Industrials	5.4
Information Technology	15.6
Materials	7.8
Real Estate	2.8
Utilities	2.4

Total	100.0%

At September 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	22.7%
Korean Won	14.8
Taiwan Dollar	12.2
United States Dollar	10.8
Indian Rupee	8.3
South African Rand	6.0
Brazilian Real	6.0
All other currencies less than 5%	19.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Brazil	$110,838	$–	$–	$110,838
Chile	27,407	–	–	27,407
China	208,239	531,715	–	739,954
Colombia	9,010	–	–	9,010
Egypt	3,596	–	–	3,596
Greece	961	7,055	–	8,016
Hong Kong	951	116,291	–	117,242
India	4,451	232,440	–	236,891
Mexico	87,746	–	–	87,746
Peru	11,452	–	–	11,452
Philippines	3,392	23,307	–	26,699
Qatar	4,192	22,154	–	26,346
Russia	3,643	96,637	–	100,280
South Korea	63,298	330,114	–	393,412
Taiwan	4,274	336,337	–	340,611
Thailand	237	69,085	–	69,322
United Arab Emirates	8,310	10,232	–	18,542
All Other Countries (1)	–	358,882	–	358,882
Total Common Stocks	551,997	2,134,249	–	2,686,246
Preferred Stocks
Russia	2,157	648	–	2,805
South Korea	–	20,377	–	20,377
All Other Countries (1)	67,065	–	–	67,065
Total Preferred Stocks	69,222	21,025	–	90,247
Investment Companies	35,497	–	–	35,497
Total Investments	$656,716	$2,155,274	$–	$2,811,990

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$8	$–	$8
Futures Contracts	842	–	–	842
Liabilities
Forward Foreign Currency Exchange Contracts	–	(116)	–	(116)
Futures Contracts	(6)	–	–	(6)
Total Other Financial Instruments	$836	$(108)	$–	$728

(1)	Classifications as defined in the Schedule of Investments

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1)

Australia – 3.5%

Abacus Property Group	327,280	$804

Aventus Retail Property Fund Ltd.	303,069	468

BGP Holdings PLC *(2)	6,535,576	–

BWP Trust	488,857	1,177

Cedar Woods Properties Ltd.	66,388	276

Centuria Industrial REIT	177,201	364

Charter Hall Long Wale REIT	176,436	535

Charter Hall Retail REIT	315,265	966

Dexus	1,004,432	7,665

Folkestone Education Trust	222,185	453

Gateway Lifestyle	290,711	471

GDI Property Group	474,101	452

GPT Group (The)	1,775,178	6,666

Growthpoint Properties Australia Ltd.	238,264	668

Investa Office Fund	484,054	1,931

Mirvac Group	3,648,830	6,356

National Storage REIT	592,253	717

Scentre Group	5,235,878	14,964

Shopping Centres Australasia Property Group	752,185	1,310

Stockland	2,394,244	7,166

Vicinity Centres	3,235,898	6,128

Viva Energy REIT	461,928	735
		60,272

Austria – 0.3%

CA Immobilien Anlagen A.G.	63,809	2,280

IMMOFINANZ A.G. *	89,059	2,330

S IMMO A.G.	47,335	943
		5,553

Belgium – 0.5%

Aedifica S.A.	18,289	1,649

Befimmo S.A.	19,272	1,102

Cofinimmo S.A.	22,298	2,781

Intervest Offices & Warehouses N.V.	11,291	300

Retail Estates N.V.	7,114	610

Warehouses De Pauw – CVA	16,868	2,220

Xior Student Housing N.V. (3)	–	–
		8,662

Brazil – 0.3%

Aliansce Shopping Centers S.A.	73,003	269

BR Malls Participacoes S.A. *	836,713	1,999

BR Properties S.A.	130,052	247

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1) – continued

Brazil – 0.3% – continued

Iguatemi Empresa de Shopping Centers S.A.	76,903	$590

Multiplan Empreendimentos Imobiliarios S.A. *	281,572	1,310

Sonae Sierra Brasil S.A.	16,615	81
		4,496

Canada – 1.5%

Allied Properties Real Estate Investment Trust	46,896	1,565

Artis Real Estate Investment Trust	61,162	556

Boardwalk Real Estate Investment Trust	19,687	765

Canadian Apartment Properties REIT	67,039	2,475

Choice Properties Real Estate Investment Trust	142,683	1,333

Cominar Real Estate Investment Trust	76,003	686

Crombie Real Estate Investment Trust	33,422	337

CT Real Estate Investment Trust	39,795	396

Dream Global Real Estate Investment Trust	179,491	2,064

Dream Industrial Real Estate Investment Trust	50,600	396

Dream Office Real Estate Investment Trust	23,126	433

First Capital Realty, Inc.	174,090	2,628

Granite Real Estate Investment Trust	23,928	1,028

H&R Real Estate Investment Trust	135,319	2,082

InterRent Real Estate Investment Trust	50,502	459

Killam Apartment Real Estate Investment Trust	85,434	1,067

Morguard Real Estate Investment Trust	32,898	306

Northview Apartment Real Estate Investment Trust	28,396	564

NorthWest Healthcare Properties Real Estate Investment Trust	45,271	393

RioCan Real Estate Investment Trust	154,691	2,956

SmartCentres Real Estate Investment Trust	60,729	1,434

Tricon Capital Group, Inc.	136,744	1,152

WPT Industrial Real Estate Investment Trust	10,652	139
		25,214

Chile – 0.1%

Parque Arauco S.A.	593,977	1,540

China – 3.2%

Agile Group Holdings Ltd.	1,555,226	2,169

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1) – continued

China – 3.2% – continued

Beijing Capital Land Ltd., Class H	1,040,000	$381

Central China Real Estate Ltd.	689,000	280

China Aoyuan Property Group Ltd.	1,213,000	822

China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	190

China Evergrande Group	2,598,000	7,278

China Fortune Land Development Co. Ltd., Class A	53,700	198

China Logistics Property Holdings Co. Ltd. *(4)	986,000	345

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	94,700	257

China SCE Group Holdings Ltd.	1,699,000	656

China Vanke Co. Ltd., Class A	137,740	487

China Vanke Co. Ltd., Class H	1,230,441	4,021

CIFI Holdings Group Co. Ltd.	3,376,882	1,531

Country Garden Holdings Co. Ltd.	7,504,181	9,338

Fantasia Holdings Group Co. Ltd.	1,534,500	188

Financial Street Holdings Co. Ltd., Class A	51,200	52

Future Land Development Holdings Ltd.	1,760,000	1,123

Future Land Holdings Co. Ltd., Class A	37,000	141

Gemdale Corp., Class A	44,600	59

Greenland Hong Kong Holdings Ltd.	894,000	274

Greentown China Holdings Ltd.	890,500	823

Guangzhou R&F Properties Co. Ltd., Class H	934,602	1,715

Guorui Properties Ltd.	794,000	207

Kaisa Group Holdings Ltd. *	2,198,000	704

KWG Group Holdings Ltd. *	1,266,094	1,157

Logan Property Holdings Co. Ltd.	1,364,000	1,522

Longfor Group Holdings Ltd.	1,458,500	3,725

Modern Land China Co. Ltd.	896,000	133

Poly Real Estate Group Co. Ltd., Class A	164,300	291

Powerlong Real Estate Holdings Ltd.	1,310,000	556

Redco Group (4)	884,000	450

RiseSun Real Estate Development Co. Ltd., Class A	45,700	53

Ronshine China Holdings Ltd. *	495,500	574

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	930,400	1,275

Shui On Land Ltd.	3,268,777	760

Sino-Ocean Group Holding Ltd.	2,871,000	1,270

Skyfame Realty Holdings Ltd.	778,000	487

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1) – continued

China – 3.2% – continued

SOHO China Ltd.	2,108,256	$818

Sunac China Holdings Ltd.	2,387,050	7,343

Suncity Group Holdings Ltd. *	1,770,000	301

Xinyuan Real Estate Co. Ltd. ADR	26,816	121

Yuzhou Properties Co. Ltd.	1,657,000	674

Zhejiang China Commodities City Group Co. Ltd., Class A	22,100	13
		54,762

Egypt – 0.1%

Heliopolis Housing	134,895	172

Medinet Nasr Housing *	607,137	258

Palm Hills Developments S.A.E. *	1,241,955	170

Six of October Development & Investment *	209,151	255

Talaat Moustafa Group	921,697	566
		1,421

Finland – 0.1%

Citycon OYJ	304,436	635

Technopolis OYJ	116,168	629
		1,264

France – 3.0%

Covivio	35,609	3,709

Gecina S.A.	44,846	7,488

ICADE	33,284	3,084

Klepierre S.A.	201,600	7,143

Mercialys S.A.	54,248	875

Nexity S.A.	41,818	2,309

Unibail-Rodamco-Westfield	136,435	27,404
		52,012

Germany – 3.8%

ADLER Real Estate A.G.	32,913	580

ADO Properties S.A. (4)	28,898	1,730

alstria office REIT-A.G.	147,708	2,192

Deutsche EuroShop A.G.	47,423	1,535

Deutsche Wohnen S.E.	349,929	16,786

DIC Asset A.G.	49,149	541

Front Yard Residential Corp.	49,005	532

Grand City Properties S.A.	114,760	2,975

Hamborner REIT A.G.	66,914	707

Instone Real Estate Group A.G. *(4)	29,376	836

LEG Immobilien A.G.	62,573	7,428

Sirius Real Estate Ltd.	889,321	720

TAG Immobilien A.G.	123,544	2,940

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1) – continued

Germany – 3.8% – continued

TLG Immobilien A.G.	89,080	$2,325

Vonovia S.E.	478,815	23,393
		65,220

Greece – 0.0%

Grivalia Properties REIC A.E.	36,031	333

LAMDA Development S.A. *	33,817	252
		585

Hong Kong – 9.3%

AVIC International Holding HK Ltd. *	4,152,000	116

C C Land Holdings Ltd.	1,716,000	425

C&D International Investment Group Ltd.	163,000	143

Carnival Group International Holdings Ltd. *	8,530,000	243

Champion REIT	1,948,846	1,364

China Jinmao Holdings Group Ltd.	5,046,000	2,293

China Merchants Land Ltd.	734,000	108

China Overseas Grand Oceans Group Ltd.	1,595,500	514

China Overseas Land & Investment Ltd.	3,782,542	11,845

China Resources Land Ltd.	2,736,155	9,582

China Vast Industrial Urban Development Co. Ltd. (4)	403,000	193

Chinese Estates Holdings Ltd.	506,000	584

CK Asset Holdings Ltd.	2,552,000	19,044

CSI Properties Ltd.	4,820,000	225

Far East Consortium International Ltd.	1,172,000	617

Gemdale Properties & Investment Corp. Ltd.	5,122,000	465

Glorious Property Holdings Ltd. *	3,221,100	166

Ground International Development Ltd. *	1,315,000	132

Guangdong Land Holdings Ltd. *	490,000	112

Hang Lung Group Ltd.	829,000	2,203

Hang Lung Properties Ltd.	1,961,452	3,835

Henderson Land Development Co. Ltd.	1,313,505	6,600

HKC Holdings Ltd.	195,000	161

Hongkong Land Holdings Ltd.	1,148,918	7,601

Hysan Development Co. Ltd.	623,045	3,147

Jiayuan International Group Ltd.	964,915	1,652

K Wah International Holdings Ltd.	1,438,937	682

Kerry Properties Ltd.	648,099	2,199

Lai Sun Development Co. Ltd.	243,900	354

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1) – continued

Hong Kong – 9.3% – continued

Langham Hospitality Investments and Langham Hospitality Investments Ltd.	814,500	$301

Link REIT	2,118,300	20,842

Liu Chong Hing Investment Ltd.	140,000	213

Minmetals Land Ltd.	1,458,000	248

New World Development Co. Ltd.	6,009,325	8,140

Poly Property Group Co. Ltd.	1,734,000	611

Prosperity REIT	1,314,000	511

Regal Real Estate Investment Trust	1,067,000	304

Road King Infrastructure Ltd.	171,000	292

Shanghai Industrial Urban Development Group Ltd.	1,570,000	261

Shenzhen Investment Ltd.	2,960,182	946

Shimao Property Holdings Ltd.	1,165,869	2,909

Sino Land Co. Ltd.	3,212,938	5,505

Spring Real Estate Investment Trust	585,000	301

SRE Group Ltd. *	4,552,000	95

Sun Hung Kai Properties Ltd.	1,571,925	22,897

Sunlight Real Estate Investment Trust	1,097,000	737

Swire Properties Ltd.	1,155,200	4,376

Top Spring International Holdings Ltd.	425,000	129

Wharf Holdings (The) Ltd.	1,208,317	3,272

Wharf Real Estate Investment Co. Ltd.	1,198,317	7,732

Yuexiu Property Co. Ltd.	6,927,442	1,229

Yuexiu Real Estate Investment Trust	1,450,000	950

Zhuguang Holdings Group Co. Ltd. *	1,916,000	368
		159,774

India – 0.1%

Godrej Properties Ltd. *	56,277	459

Indiabulls Real Estate Ltd. *	223,058	270

Oberoi Realty Ltd.	41,140	231

Phoenix Mills (The) Ltd.	62,583	473

Prestige Estates Projects Ltd.	92,441	268
		1,701

Indonesia – 0.1%

Ciputra Development Tbk PT	10,500,836	616

Lippo Karawaci Tbk PT	11,458,300	265

Pakuwon Jati Tbk PT	15,924,540	549

PP Properti Tbk PT	30,748,800	229

Sentul City Tbk PT *	13,978,200	104

Summarecon Agung Tbk PT	8,444,500	372
		2,135

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1) – continued

Ireland – 0.2%

Green REIT PLC	669,881	$1,172

Hibernia REIT PLC	697,851	1,151

Irish Residential Properties REIT PLC	375,546	644
		2,967

Israel – 0.3%

Africa Israel Properties Ltd. *	12,786	316

Amot Investments Ltd.	131,704	697

Bayside Land Corp.	1,065	496

Blue Square Real Estate Ltd.	5,626	211

Industrial Buildings Corp. Ltd. *	160,288	224

Jerusalem Economy Ltd. *	207,076	581

Melisron Ltd.	17,970	782

Reit 1 Ltd.	171,071	695

Summit Real Estate Holdings Ltd.	33,305	315
		4,317

Italy – 0.1%

Beni Stabili S.p.A. SIIQ	914,743	799

Immobiliare Grande Distribuzione SIIQ S.p.A.	56,095	431
		1,230

Japan – 10.8%

Activia Properties, Inc.	627	2,715

Advance Residence Investment Corp.	1,213	3,098

Aeon Mall Co. Ltd.	94,466	1,623

AEON REIT Investment Corp.	1,345	1,445

Comforia Residential REIT, Inc.	558	1,313

Daibiru Corp.	28,900	305

Daikyo, Inc.	30,900	629

Daiwa House Industry Co. Ltd.	558,600	16,562

Daiwa House REIT Investment Corp.	1,689	3,863

Daiwa Office Investment Corp.	319	1,923

Frontier Real Estate Investment Corp.	426	1,659

Fukuoka REIT Corp.	562	870

Global One Real Estate Investment Corp.	903	930

GLP J-Reit	3,414	3,317

Goldcrest Co. Ltd.	18,300	299

Hankyu Hanshin REIT, Inc.	560	698

Heiwa Real Estate Co. Ltd.	35,100	621

Heiwa Real Estate REIT, Inc.	875	882

Hoshino Resorts REIT, Inc.	224	1,102

Hulic Co. Ltd.	298,940	2,934

Hulic Reit, Inc.	953	1,388

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1) – continued

Japan – 10.8% – continued

Ichigo Office REIT Investment	1,242	$1,023

Ichigo, Inc.	256,100	960

Industrial & Infrastructure Fund Investment Corp.	1,334	1,345

Invesco Office J-REIT, Inc.	8,678	1,238

Invincible Investment Corp.	5,664	2,368

Japan Excellent, Inc.	1,185	1,571

Japan Hotel REIT Investment Corp.	3,964	2,885

Japan Logistics Fund, Inc.	841	1,654

Japan Prime Realty Investment Corp.	827	2,948

Japan Real Estate Investment Corp.	1,288	6,756

Japan Rental Housing Investments, Inc.	1,669	1,319

Japan Retail Fund Investment Corp.	2,599	4,714

Katitas Co. Ltd.	21,400	653

Kenedix Office Investment Corp.	424	2,705

Kenedix Residential Next Investment Corp.	791	1,211

Kenedix Retail REIT Corp.	458	981

LaSalle Logiport REIT	1,135	1,044

Leopalace21 Corp.	238,600	1,330

MCUBS MidCity Investment Corp.	1,644	1,250

Mitsubishi Estate Co. Ltd.	1,166,880	19,846

Mitsubishi Estate Logistics REIT Investment Corp.	249	541

Mitsui Fudosan Co. Ltd.	879,762	20,825

Mitsui Fudosan Logistics Park, Inc.	242	679

Mori Hills REIT Investment Corp.	1,428	1,816

Mori Trust Hotel Reit, Inc.	370	459

Mori Trust Sogo reit, Inc.	943	1,345

Nippon Accommodations Fund, Inc.	436	1,944

Nippon Building Fund, Inc.	1,323	7,650

Nippon Prologis REIT, Inc.	1,684	3,333

NIPPON REIT Investment Corp.	446	1,443

Nomura Real Estate Holdings, Inc.	120,400	2,431

Nomura Real Estate Master Fund, Inc.	3,790	5,185

NTT Urban Development Corp.	108,000	1,237

Orix JREIT, Inc.	2,581	4,030

Premier Investment Corp.	1,242	1,306

SAMTY Co. Ltd. (Tokyo Exchange)	16,700	243

Sekisui House Reit, Inc.	3,440	2,177

Shinoken Group Co. Ltd.	25,600	271

Sumitomo Realty & Development Co. Ltd.	352,425	12,655

Sun Frontier Fudousan Co. Ltd.	31,200	357

Takara Leben Co. Ltd.	90,300	273

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1) – continued

Japan – 10.8% – continued

TOC Co. Ltd.	51,300	$364

Tokyo Tatemono Co. Ltd.	189,300	2,309

Tokyu REIT, Inc.	888	1,226

Tosei Corp.	32,600	337

United Urban Investment Corp.	2,882	4,523

Unizo Holdings Co. Ltd.	28,300	546
		185,482

Malaysia – 0.4%

Axis Real Estate Investment Trust	801,900	286

Eastern & Oriental Bhd.	530,658	169

Eco World Development Group Bhd. *	1,077,900	312

Eco World International Bhd. *	938,300	223

IGB Real Estate Investment Trust	1,563,300	638

IOI Properties Group Bhd.	1,451,400	587

Mah Sing Group Bhd.	1,177,200	290

Matrix Concepts Holdings Bhd.	499,400	252

Pavilion Real Estate Investment Trust	735,800	283

Sime Darby Property Bhd.	2,790,900	795

SP Setia Bhd. Group	1,545,042	1,008

Sunway Real Estate Investment Trust	1,536,100	626

UEM Sunrise Bhd.	1,254,300	251

UOA Development Bhd.	571,000	318

YTL Hospitality REIT	677,900	202
		6,240

Mexico – 0.5%

Concentradora Fibra Danhos S.A. de C.V.	387,053	628

Concentradora Fibra Hotelera Mexicana S.A. de C.V. (4)	829,100	542

Corp. Inmobiliaria Vesta S.A.B. de C.V.	523,000	804

Fibra Uno Administracion S.A. de C.V.	3,355,309	4,437

Macquarie Mexico Real Estate Management S.A. de C.V. *	709,789	851

PLA Administradora Industrial S. de R.L. de C.V. *	738,800	1,134

Prologis Property Mexico S.A. de C.V.	366,300	742
		9,138

Netherlands – 0.3%

Brack Capital Properties N.V. *	2,860	325

Eurocommercial Properties N.V. – CVA	42,332	1,550

NSI N.V.	16,124	664

Vastned Retail N.V.	11,419	434

Wereldhave N.V.	37,201	1,306
		4,279

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1) – continued

New Zealand – 0.2%

Argosy Property Ltd.	845,583	$614

Goodman Property Trust	980,502	1,006

Kiwi Property Group Ltd.	1,332,645	1,228

Precinct Properties New Zealand Ltd.	1,047,559	1,000
		3,848

Norway – 0.1%

Entra ASA (4)	120,342	1,730

Norwegian Property ASA	183,418	242

Selvaag Bolig ASA	47,566	226
		2,198

Philippines – 0.9%

Ayala Land, Inc.	7,244,251	5,371

DoubleDragon Properties Corp. *	744,700	269

Filinvest Land, Inc.	6,804,989	180

Megaworld Corp.	10,308,101	840

Robinsons Land Corp.	2,095,196	787

SM Prime Holdings, Inc.	9,968,853	6,689

Vista Land & Lifescapes, Inc.	4,113,800	463
		14,599

Qatar – 0.2%

Barwa Real Estate Co.	98,208	953

Ezdan Holding Group QSC *	779,990	2,283

United Development Co. QSC	177,209	677
		3,913

Romania – 0.2%

NEPI Rockcastle PLC	370,238	3,363

Russia – 0.0%

LSR Group PJSC GDR (Registered)	238,584	468

Singapore – 2.7%

Ascendas Hospitality Trust	724,600	434

Ascendas Real Estate Investment Trust	2,626,553	5,066

Ascott Residence Trust	1,442,060	1,160

Cache Logistics Trust	1,085,000	583

CapitaLand Commercial Trust	2,611,371	3,400

CapitaLand Mall Trust	2,371,615	3,862

CapitaLand Retail China Trust	649,909	689

CDL Hospitality Trusts	686,192	804

City Developments Ltd.	391,800	2,608

ESR-REIT	1,199,800	447

Far East Hospitality Trust	807,600	374

First Real Estate Investment Trust	569,651	525

Frasers Centrepoint Trust	582,700	968

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1) – continued

Singapore – 2.7% – continued

Frasers Commercial Trust	678,000	$724

Frasers Logistics & Industrial Trust	1,522,000	1,191

GuocoLand Ltd.	278,300	385

Keppel DC REIT	970,200	972

Keppel REIT	1,838,820	1,601

Keppel-KBS U.S. REIT	519,400	411

Lippo Malls Indonesia Retail Trust	1,419,700	270

Manulife U.S. Real Estate Investment Trust	1,219,200	969

Mapletree Commercial Trust	1,885,502	2,221

Mapletree Industrial Trust	1,323,707	1,917

Mapletree Logistics Trust	2,455,151	2,209

Mapletree North Asia Commercial Trust	2,075,400	1,731

OUE Hospitality Trust	1,061,100	559

OUE Ltd.	145,400	163

Parkway Life Real Estate Investment Trust	385,700	762

Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	928,900	294

Soilbuild Business Space REIT	755,400	331

SPH REIT	787,600	576

Starhill Global REIT	1,476,500	750

Suntec Real Estate Investment Trust	1,991,591	2,811

UOL Group Ltd.	494,897	2,493

Viva Industrial Trust	378,200	250

Wheelock Properties Singapore Ltd.	304,200	470

Yanlord Land Group Ltd.	602,500	652
		45,632

South Africa – 0.9%

Arrowhead Properties Ltd.	1,062,554	408

Attacq Ltd. *	435,128	477

Delta Property Fund Ltd.	707,389	295

Emira Property Fund Ltd.	533,630	562

Equites Property Fund Ltd.	353,148	499

Growthpoint Properties Ltd.	2,920,055	4,793

Hyprop Investments Ltd.	249,814	1,630

Rebosis Property Fund Ltd.	301,474	139

Redefine Properties Ltd.	5,306,695	3,752

Resilient REIT Ltd.	279,457	1,149

SA Corporate Real Estate Ltd.	1,755,198	512

Vukile Property Fund Ltd.	719,339	1,026
		15,242

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1) – continued

South Korea – 0.0%

Dongwon Development Co. Ltd.	46,707	$174

SK D&D Co. Ltd.	6,457	201
		375

Spain – 0.5%

Inmobiliaria Colonial Socimi S.A.	260,010	2,700

Lar Espana Real Estate Socimi S.A.	80,251	817

Merlin Properties Socimi S.A.	345,335	4,682

Metrovacesa S.A. *(4)	48,128	641

Realia Business S.A. *	206,051	248
		9,088

Sweden – 1.3%

Castellum AB	269,257	4,818

D Carnegie & Co. AB *	38,195	731

Dios Fastigheter AB	66,301	425

Fabege AB	257,723	3,569

Fastighets AB Balder, Class B *	101,449	2,814

Hemfosa Fastigheter AB	156,361	2,158

Hufvudstaden AB, Class A	112,285	1,707

Klovern AB, Class B	495,208	651

Kungsleden AB	190,232	1,399

Victoria Park AB, Class B	21,658	88

Wallenstam AB, Class B	166,798	1,580

Wihlborgs Fastigheter AB	134,662	1,620
		21,560

Switzerland – 0.8%

Allreal Holding A.G. (Registered) *	13,081	2,101

Intershop Holding A.G.	1,217	612

Mobimo Holding A.G. (Registered)	5,931	1,402

PSP Swiss Property A.G. (Registered)	39,688	3,842

Swiss Prime Site A.G. (Registered) *	75,555	6,438
		14,395

Taiwan – 0.2%

Cathay Real Estate Development Co. Ltd.	532,000	320

Farglory Land Development Co. Ltd.	345,000	363

Highwealth Construction Corp.	803,000	1,272

Huaku Development Co. Ltd.	242,000	529

Huang Hsiang Construction Corp.	133,000	117

Hung Sheng Construction Ltd.	577,200	573

Kindom Construction Corp.	312,000	222

Prince Housing & Development Corp.	1,050,000	375

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1) – continued

Taiwan – 0.2% – continued

Radium Life Tech Co. Ltd. *	628,000	$369

Shining Building Business Co. Ltd. *	349,700	138
		4,278

Thailand – 0.5%

Amata Corp. PCL NVDR	566,900	423

Ananda Development PCL NVDR	1,655,600	259

AP Thailand PCL (Registered)	441,405	124

AP Thailand PCL NVDR	476,404	134

Central Pattana PCL (Registered)	825,726	2,119

Central Pattana PCL NVDR	481,098	1,234

Golden Land Property Development PCL NVDR	582,100	189

Land & Houses PCL NVDR	3,085,200	1,097

LPN Development PCL (Registered)	8,475	3

LPN Development PCL NVDR	352,801	113

Origin Property PCL NVDR	395,000	211

Platinum Group (The) PCL NVDR	825,300	219

Quality Houses PCL NVDR	4,419,600	473

Sansiri PCL NVDR	6,813,766	350

SC Asset Corp. PCL (Registered)	747,984	84

SC Asset Corp. PCL NVDR	57,424	6

Siam Future Development PCL NVDR	475,694	129

Singha Estate PCL NVDR *	2,730,900	306

Supalai PCL (Registered)	280,445	211

Supalai PCL NVDR	368,100	276

Univentures PCL NVDR	727,400	187

WHA Corp. PCL NVDR	7,555,100	1,016
		9,163

Turkey – 0.0%

Is Gayrimenkul Yatirim Ortakligi A.S. (3)	1	–

United Arab Emirates – 0.3%

Aldar Properties PJSC	3,650,921	1,819

Deyaar Development PJSC *	1,646,032	193

Emaar Development PJSC *	741,728	1,057

Emaar Malls PJSC	1,822,029	908

Eshraq Properties Co. PJSC *	1,272,017	187

RAK Properties PJSC	1,133,104	185
		4,349

United Kingdom – 3.8%

Assura PLC	2,413,790	1,702

Big Yellow Group PLC	143,008	1,710

British Land (The) Co. PLC	915,462	7,354

Capital & Counties Properties PLC	700,119	2,428

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1) – continued

United Kingdom – 3.8% – continued

Capital & Regional PLC	438,106	$245

Civitas Social Housing PLC	365,671	524

Derwent London PLC	103,576	3,855

Empiric Student Property PLC	525,058	659

GCP Student Living PLC	361,332	701

Grainger PLC	432,339	1,690

Great Portland Estates PLC	249,418	2,175

Hammerson PLC	790,266	4,701

Hansteen Holdings PLC	415,028	524

Helical PLC	79,790	343

Intu Properties PLC	869,397	1,758

Land Securities Group PLC	732,543	8,428

LondonMetric Property PLC	722,652	1,674

NewRiver REIT PLC	280,994	944

Primary Health Properties PLC	671,199	1,002

RDI REIT PLC	1,582,939	681

Regional REIT Ltd. (4)	256,691	324

Safestore Holdings PLC	212,143	1,439

Schroder Real Estate Investment Trust Ltd.	398,986	311

Segro PLC	1,005,713	8,356

Shaftesbury PLC	172,343	2,034

St. Modwen Properties PLC	202,621	1,004

Standard Life Investment Property Income Trust Ltd.	324,362	381

Tritax Big Box REIT PLC	1,397,721	2,686

UNITE Group (The) PLC	251,887	2,931

Watkin Jones PLC	178,968	458

Workspace Group PLC	115,742	1,479
		64,501

United States – 47.8%

Acadia Realty Trust	80,130	2,246

Agree Realty Corp.	31,026	1,648

Alexander’s, Inc.	2,406	826

Alexandria Real Estate Equities, Inc.	101,625	12,783

American Assets Trust, Inc.	34,319	1,280

American Campus Communities, Inc.	134,187	5,523

American Homes 4 Rent, Class A	258,890	5,667

Apartment Investment & Management Co., Class A	156,054	6,887

Apple Hospitality REIT, Inc.	208,021	3,638

Ashford Hospitality Trust, Inc.	93,997	601

AvalonBay Communities, Inc.	136,178	24,669

Boston Properties, Inc.	152,150	18,728

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1) – continued

United States – 47.8% – continued

Braemar Hotels & Resorts, Inc.	30,181	$355

Brandywine Realty Trust	180,073	2,831

Brixmor Property Group, Inc.	299,882	5,251

Brookfield Property REIT, Inc., Class A	237,180	4,964

Camden Property Trust	91,363	8,549

CareTrust REIT, Inc.	74,654	1,322

CBL & Associates Properties, Inc.	173,738	693

Cedar Realty Trust, Inc.	95,867	447

Chatham Lodging Trust	41,482	867

Chesapeake Lodging Trust	60,140	1,929

Colony Capital, Inc.	473,883	2,886

Columbia Property Trust, Inc.	115,370	2,727

Community Healthcare Trust, Inc.	18,420	571

CorePoint Lodging, Inc.	38,696	753

CoreSite Realty Corp.	34,067	3,786

Corporate Office Properties Trust	97,562	2,910

Cousins Properties, Inc.	419,363	3,728

CubeSmart	180,589	5,152

CyrusOne, Inc.	97,300	6,169

DDR Corp.	155,365	2,080

DiamondRock Hospitality Co.	199,498	2,328

Digital Realty Trust, Inc.	202,828	22,814

Douglas Emmett, Inc.	158,631	5,984

Duke Realty Corp.	352,947	10,013

Easterly Government Properties, Inc.	58,592	1,135

EastGroup Properties, Inc.	34,785	3,326

Empire State Realty Trust, Inc., Class A	131,781	2,189

Equinix, Inc.	78,242	33,870

Equity Commonwealth *	120,998	3,883

Equity Commonwealth – (Fractional Shares) *(2)	75,000	–

Equity LifeStyle Properties, Inc.	83,079	8,013

Equity Residential	362,824	24,041

Essex Property Trust, Inc.	64,958	16,026

Extra Space Storage, Inc.	123,498	10,700

Federal Realty Investment Trust	72,327	9,147

First Industrial Realty Trust, Inc.	119,601	3,755

Forest City Realty Trust, Inc., Class A	224,048	5,621

Four Corners Property Trust, Inc.	61,621	1,583

Franklin Street Properties Corp.	96,562	772

FRP Holdings, Inc. *	7,100	441

Getty Realty Corp.	31,194	891

Gladstone Commercial Corp.	31,303	599

Global Net Lease, Inc.	65,831	1,373

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1) – continued

United States – 47.8% – continued

Government Properties Income Trust	93,439	$1,055

Gramercy Property Trust	160,670	4,409

HCP, Inc.	464,104	12,215

Healthcare Realty Trust, Inc.	124,483	3,642

Healthcare Trust of America, Inc., Class A	200,953	5,359

Hersha Hospitality Trust	38,109	864

Highwoods Properties, Inc.	103,080	4,872

Hospitality Properties Trust	162,894	4,698

Host Hotels & Resorts, Inc.	730,613	15,416

Howard Hughes (The) Corp. *	39,875	4,953

Hudson Pacific Properties, Inc.	155,323	5,082

Independence Realty Trust, Inc.	75,153	791

Industrial Logistics Properties Trust	23,521	541

Investors Real Estate Trust	102,985	616

Invitation Homes, Inc.	308,862	7,076

Iron Mountain, Inc.	268,336	9,263

JBG SMITH Properties	107,933	3,975

Kennedy-Wilson Holdings, Inc.	123,301	2,651

Kilroy Realty Corp.	97,947	7,022

Kimco Realty Corp.	419,373	7,020

Kite Realty Group Trust	78,194	1,302

LaSalle Hotel Properties	107,882	3,732

Lexington Realty Trust	204,776	1,700

Liberty Property Trust	146,666	6,197

Life Storage, Inc.	44,711	4,255

LTC Properties, Inc.	37,716	1,664

Macerich (The) Co.	104,721	5,790

Mack-Cali Realty Corp.	85,573	1,819

Medical Properties Trust, Inc.	355,944	5,307

Mid-America Apartment Communities, Inc.	112,453	11,266

Monmouth Real Estate Investment Corp.	76,381	1,277

National Health Investors, Inc.	40,582	3,068

National Retail Properties, Inc.	152,469	6,834

National Storage Affiliates Trust	56,481	1,437

New Senior Investment Group, Inc.	84,477	498

New York REIT, Inc. *	20,073	364

NexPoint Residential Trust, Inc.	17,857	593

NorthStar Realty Europe Corp.	42,364	600

Omega Healthcare Investors, Inc.	195,199	6,397

One Liberty Properties, Inc.	14,814	412

Paramount Group, Inc.	211,187	3,187

Park Hotels & Resorts, Inc.	199,250	6,539

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1) – continued

United States – 47.8% – continued

Pebblebrook Hotel Trust	67,537	$2,456

Pennsylvania Real Estate Investment Trust	62,542	592

Physicians Realty Trust	173,891	2,932

Piedmont Office Realty Trust, Inc., Class A	129,475	2,451

Preferred Apartment Communities, Inc., Class A	39,960	702

Prologis, Inc.	619,258	41,979

PS Business Parks, Inc.	20,670	2,627

Public Storage	154,477	31,147

QTS Realty Trust, Inc., Class A	50,425	2,152

Ramco-Gershenson Properties Trust	69,902	951

Realty Income Corp.	279,819	15,919

Regency Centers Corp.	150,633	9,741

Retail Opportunity Investments Corp.	113,074	2,111

Retail Properties of America, Inc., Class A	212,354	2,589

Retail Value, Inc. *	15,354	502

Rexford Industrial Realty, Inc.	80,288	2,566

RLJ Lodging Trust	173,431	3,821

Ryman Hospitality Properties, Inc.	45,586	3,928

Sabra Health Care REIT, Inc.	176,696	4,085

Saul Centers, Inc.	13,745	770

Select Income REIT	63,657	1,397

Senior Housing Properties Trust	236,388	4,151

Seritage Growth Properties, Class A	32,639	1,550

Simon Property Group, Inc.	304,933	53,897

SL Green Realty Corp.	86,231	8,410

Spirit MTA REIT	45,434	523

Spirit Realty Capital, Inc.	405,239	3,266

STAG Industrial, Inc.	93,536	2,572

STORE Capital Corp.	176,848	4,915

Summit Hotel Properties, Inc.	98,359	1,331

Sun Communities, Inc.	78,988	8,020

Sunstone Hotel Investors, Inc.	223,609	3,658

Tanger Factory Outlet Centers, Inc.	90,413	2,069

Taubman Centers, Inc.	60,424	3,615

Terreno Realty Corp.	55,859	2,106

Tier REIT, Inc.	48,030	1,157

TravelCenters of America LLC – (Fractional Shares) *(2)	50,000	–

UDR, Inc.	264,045	10,675

UMH Properties, Inc.	34,276	536

Universal Health Realty Income Trust	13,432	999

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% (1) – continued

United States – 47.8% – continued

Urban Edge Properties	113,594	$2,508

Urstadt Biddle Properties, Inc., Class A	31,052	661

Ventas, Inc.	351,328	19,105

VEREIT, Inc.	960,011	6,970

Vornado Realty Trust	169,150	12,348

Washington Prime Group, Inc.	185,681	1,355

Washington Real Estate Investment Trust	75,827	2,324

Weingarten Realty Investors	121,421	3,613

Welltower, Inc.	366,480	23,572

Whitestone REIT	38,300	532

WP Carey, Inc.	105,497	6,784

Xenia Hotels & Resorts, Inc.	105,986	2,512
		817,880
Total Common Stocks
(Cost $1,320,405)		1,693,116

	PRINCIPAL AMOUNT (000s) (5)	VALUE (000s)
CONVERTIBLE BONDS – 0.0%

Malaysia – 0.0%

YTL Land & Development Bhd., (Step to 6.00% on 10/31/18), 3.00%, 10/31/21 (MYR) (6)	$114	$12
Total Convertible Bonds
(Cost $26)		12

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%

Japan – 0.0%

SAMTY Co. Ltd. *	16,700	$31
Total Rights
(Cost $–)		31

INVESTMENT COMPANIES – 0.3%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (7)(8)	4,606,449	4,606
Total Investment Companies
(Cost $4,606)		4,606

Total Investments – 99.2%
(Cost $1,325,037)		1,697,765

Other Assets less Liabilities – 0.8%		13,080
Net Assets – 100.0%		$1,710,845

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Cost and Value amounts round to less than one thousand.
(4)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(5)	Principal amount is in USD unless otherwise indicated.
(6)	Step coupon bond. Rate as of September 30, 2018 is disclosed.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2018 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	Hong Kong Dollar	4,450	United States Dollar	570	12/19/18	$ 1
Bank of Montreal	Japanese Yen	58,158	United States Dollar	520	12/19/18	5
Bank of Montreal	Japanese Yen	93,854	United States Dollar	835	12/19/18	3
BNP	United States Dollar	413	Australian Dollar	571	12/19/18	–*
Citibank	United States Dollar	67	Singapore Dollar	92	12/19/18	1
Goldman Sachs	Swiss Franc	264	United States Dollar	276	12/19/18	4
Goldman Sachs	United States Dollar	75	Swedish Krona	670	12/19/18	1
Morgan Stanley	United States Dollar	1,688	Hong Kong Dollar	13,229	12/19/18	4
Toronto-Dominion Bank	British Pound	158	United States Dollar	209	12/19/18	2
Toronto-Dominion Bank	Euro	155	United States Dollar	183	12/19/18	2
Toronto-Dominion Bank	Hong Kong Dollar	1,132	United States Dollar	145	12/19/18	–*
Toronto-Dominion Bank	United States Dollar	26	Canadian Dollar	34	12/19/18	–*

Subtotal Appreciation						23
BNP	United States Dollar	233	British Pound	177	12/19/18	(1)
Goldman Sachs	United States Dollar	1,226	Euro	1,042	12/19/18	(8)
Goldman Sachs	United States Dollar	1,502	Japanese Yen	166,890	12/19/18	(23)
Subtotal Depreciation						(32)

Total						$(9)

*	Amount rounds to less than one thousand.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini S&P Midcap 400 (United States Dollar)	44	$8,911	Long	12/18	$(78)
FTSE 100 Index (British Pound)	21	2,049	Long	12/18	51
Hang Seng Index (Hong Kong Dollar)	25	4,451	Long	10/18	38
SPI 200 Index (Australian Dollar)	44	4,925	Long	12/18	32
Topix Index (Japanese Yen)	16	2,560	Long	12/18	195

Total					$238

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Retail REITs	17.1%
Office REITs	10.8
Real Estate Operating Companies	10.2
Diversified REITs	9.6
Residential REITs	9.5
Diversified Real Estate Activities	9.2
Real Estate Development	8.6
Specialized REITs	8.1
Industrial REITs	6.8
Health Care REITs	6.0
Other Industries less than 5%	4.1

Total	100.0%

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

At September 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	54.7%
Hong Kong Dollar	12.0
Japanese Yen	11.0
All other currencies less than 5%	22.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)		TOTAL (000s)
Common Stocks
Australia	$3,307	$56,965	$–	*	$60,272
Belgium	3,081	5,581	–		8,662
Brazil	4,496	–	–		4,496
Canada	25,214	–	–		25,214
Chile	1,540	–	–		1,540
China	121	54,641	–		54,762
Egypt	908	513	–		1,421
Germany	41,181	24,039	–		65,220
Greece	252	333	–		585
Hong Kong	2,582	157,192	–		159,774
Ireland	1,151	1,816	–		2,967
Italy	431	799	–		1,230
Japan	81,677	103,805	–		185,482
Mexico	9,138	–	–		9,138
Netherlands	2,214	2,065	–		4,279
New Zealand	1,228	2,620	–		3,848
Qatar	677	3,236	–		3,913
Singapore	5,471	40,161	–		45,632
South Korea	375	–	–		375
Spain	1,065	8,023	–		9,088

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)		TOTAL (000s)
Sweden	$425	$21,135		$–		$21,560
Switzerland	612	13,783		–		14,395
United Arab Emirates	1,819	2,530		–		4,349
United Kingdom	6,346	58,155		–		64,501
United States	817,880	–		–		817,880
All Other Countries (1)	–	122,533		–		122,533
Total Common Stocks	1,013,191	679,925		–	*	1,693,116
Convertible Bonds (1)	–	12		–		12
Rights	–	31		–		31
Investment Companies	4,606	–		–		4,606
Total Investments	$1,017,797	$679,968		$–	*	$1,697,765

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$23		$–		$23
Futures Contracts	316	–		–		316
Liabilities
Forward Foreign Currency Exchange Contracts	$–		$(32)	$–			$(32)
Futures Contracts	(78)	–		–		(78)
Total Other Financial Instruments	$238	$(9)		$–		$229

(1)	Classifications as defined in the Schedule of Investments.

*	Amount rounds to less than one thousand.

EXPLANATION OF CURRENCY ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MYR – Malaysian Ringgit

USD – United States Dollar

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1)

Australia – 3.2%

AGL Energy Ltd.	14,528	$205

Amcor Ltd.	25,126	248

AMP Ltd.	66,961	154

APA Group	24,972	181

ASX Ltd.	4,217	193

Aurizon Holdings Ltd.	42,116	125

AusNet Services	34,455	41

Australia & New Zealand Banking Group Ltd.	61,901	1,258

Bendigo & Adelaide Bank Ltd.	10,154	79

BlueScope Steel Ltd.	11,669	143

Boral Ltd.	23,815	118

Brambles Ltd.	34,018	268

Caltex Australia Ltd.	5,476	118

Coca-Cola Amatil Ltd.	12,440	88

Cochlear Ltd.	1,269	185

Commonwealth Bank of Australia	37,848	1,953

Computershare Ltd.	10,361	149

CSL Ltd.	9,731	1,407

Dexus	20,724	158

Flight Centre Travel Group Ltd.	1,244	48

Goodman Group	35,473	266

GPT Group (The)	37,370	140

Harvey Norman Holdings Ltd. (Athens Exchange)	11,230	29

Healthscope Ltd.	32,163	49

Insurance Australia Group Ltd.	50,955	270

LendLease Group	12,787	181

Macquarie Group Ltd.	7,074	641

Mirvac Group	76,683	134

National Australia Bank Ltd.	58,628	1,178

Newcrest Mining Ltd.	16,786	235

Orica Ltd.	7,690	94

Origin Energy Ltd. *	38,400	228

Ramsay Health Care Ltd.	2,912	116

Scentre Group	116,860	334

SEEK Ltd.	7,164	107

Stockland	54,664	164

Sydney Airport	23,355	116

Telstra Corp. Ltd.	92,889	214

Transurban Group	55,555	449

Wesfarmers Ltd.	24,561	885

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

Australia – 3.2% – continued

Westpac Banking Corp.	73,641	$1,483

Woodside Petroleum Ltd.	20,175	560
		14,992

Austria – 0.1%

OMV A.G.	3,286	185

voestalpine A.G.	2,328	106
		291

Belgium – 0.3%

Colruyt S.A.	1,327	75

KBC Group N.V.	5,324	396

Solvay S.A., Class A	1,656	222

UCB S.A.	2,792	250

Umicore S.A.	4,350	243
		1,186

Canada – 3.7%

Agnico Eagle Mines Ltd.	5,313	181

Alimentation Couche-Tard, Inc., Class B	9,159	458

AltaGas Ltd.	5,620	89

ARC Resources Ltd.	6,879	77

Aurora Cannabis, Inc. *	13,213	127

Bank of Montreal	13,673	1,128

Bank of Nova Scotia (The)	25,782	1,537

BlackBerry Ltd. *	10,630	120

CAE, Inc.	5,455	111

Canadian Imperial Bank of Commerce	9,571	897

Canadian National Railway Co.	15,921	1,429

Canadian Tire Corp. Ltd., Class A	1,273	149

Cenovus Energy, Inc.	22,878	230

CGI Group, Inc., Class A *	5,512	355

Emera, Inc.	1,139	35

Empire Co. Ltd., Class A	3,898	71

Enbridge, Inc.	37,219	1,201

Encana Corp.	20,720	272

First Capital Realty, Inc.	3,634	55

Fortis, Inc.	9,132	296

Franco-Nevada Corp.	4,025	252

Gildan Activewear, Inc.	4,525	138

Hydro One Ltd. (2)	6,574	100

Loblaw Cos. Ltd.	4,240	218

Lululemon Athletica, Inc. *	2,212	359

Lundin Mining Corp.	13,357	71

Magna International, Inc.	7,266	382

Metro, Inc.	5,459	170

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

Canada – 3.7% – continued

Nutrien Ltd.	13,648	$788

Open Text Corp.	5,710	217

PrairieSky Royalty Ltd.	4,065	71

Rogers Communications, Inc., Class B	7,844	403

Sun Life Financial, Inc.	12,937	514

Suncor Energy, Inc.	35,247	1,364

Teck Resources Ltd., Class B	11,166	269

Toronto-Dominion Bank (The)	39,689	2,412

Vermilion Energy, Inc.	3,072	101

Wheaton Precious Metals Corp.	10,151	178

WSP Global, Inc.	2,104	115
		16,940

Denmark – 0.8%

Chr Hansen Holding A/S	2,144	217

Coloplast A/S, Class B	2,520	258

Genmab A/S *	1,320	208

H Lundbeck A/S	1,399	86

ISS A/S	3,537	124

Novo Nordisk A/S, Class B	39,077	1,840

Novozymes A/S, Class B	4,580	251

Orsted A/S (2)	4,135	281

Pandora A/S	2,513	157

Tryg A/S	3,050	76

Vestas Wind Systems A/S	4,240	286

William Demant Holding A/S *	2,111	79
		3,863

Finland – 0.4%

Metso OYJ	2,145	76

Neste OYJ	2,842	235

Nokia OYJ	119,322	662

Nokian Renkaat OYJ	2,639	108

Orion OYJ, Class B	2,280	86

Stora Enso OYJ (Registered)	12,075	231

UPM-Kymmene OYJ	11,424	447

Wartsila OYJ Abp	9,753	190
		2,035

France – 3.6%

Accor S.A.	4,211	216

Air Liquide S.A.	9,240	1,214

Atos S.E.	2,072	246

AXA S.A.	41,911	1,125

Bouygues S.A.	4,910	212

Capgemini S.E.	3,425	431

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

France – 3.6% – continued

Carrefour S.A.	11,963	$229

Casino Guichard Perrachon S.A.	966	40

Cie de Saint-Gobain	10,559	455

Cie Generale des Etablissements Michelin S.C.A.	3,615	432

CNP Assurances	3,769	91

Credit Agricole S.A.	24,481	352

Danone S.A.	13,251	1,026

Eiffage S.A.	1,772	198

Essilor International Cie Generale d’Optique S.A.	4,411	652

Eurazeo S.E.	897	71

Gecina S.A.	1,028	172

Getlink	9,495	121

Imerys S.A.	690	51

Ingenico Group S.A.	1,205	92

Ipsen S.A.	765	128

JCDecaux S.A.	1,455	53

Kering S.A.	1,643	878

L’Oreal S.A.	5,439	1,310

Natixis S.A.	19,158	130

Orange S.A.	43,499	693

Renault S.A.	4,075	352

Rexel S.A.	6,429	96

Schneider Electric S.E. (Euronext Paris Exchange)	11,755	946

SES S.A.	7,599	167

Societe BIC S.A.	548	50

TOTAL S.A.	51,445	3,321

Unibail-Rodamco-Westfield	2,962	595

Vivendi S.A.	22,756	585

Wendel S.A.	657	98
		16,828

Germany – 3.4%

adidas A.G.	4,071	997

Allianz S.E. (Registered)	9,467	2,109

Arch Capital Group Ltd. *	8,499	253

Axis Capital Holdings Ltd.	1,713	99

BASF S.E.	19,754	1,756

Bayerische Motoren Werke A.G. (OTC Exchange)	7,015	632

Beiersdorf A.G.	2,220	250

Commerzbank A.G. *	21,456	224

Deutsche Boerse A.G.	4,090	548

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

Germany – 3.4% – continued

Deutsche Post A.G. (Registered)	21,384	$763

Deutsche Wohnen S.E.	7,593	364

E.ON S.E.	46,645	475

Evonik Industries A.G.	3,424	123

Fraport A.G. Frankfurt Airport Services Worldwide	791	70

HeidelbergCement A.G.	3,189	249

Henkel A.G. & Co. KGaA (OTC Exchange)	2,291	243

Merck KGaA	2,787	288

METRO A.G.	4,165	65

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	3,192	707

OSRAM Licht A.G.	2,080	83

ProSiebenSat.1 Media S.E.	4,653	121

RWE A.G.	11,241	277

SAP S.E.	21,134	2,601

Siemens A.G. (Registered)	16,451	2,106

Symrise A.G.	2,713	248

Telefonica Deutschland Holding A.G.	15,180	64
		15,715

Hong Kong – 0.7%

ASM Pacific Technology Ltd.	6,200	63

BOC Hong Kong Holdings Ltd.	79,000	373

CLP Holdings Ltd.	35,806	419

Hang Lung Properties Ltd.	43,000	84

Hang Seng Bank Ltd.	16,378	442

Hong Kong & China Gas Co. Ltd.	200,504	397

Hong Kong Exchanges & Clearing Ltd.	25,401	722

Hysan Development Co. Ltd.	12,000	61

Li & Fung Ltd.	112,000	25

MTR Corp. Ltd.	33,560	176

Shangri-La Asia Ltd.	22,000	33

Swire Pacific Ltd., Class A	11,500	126

Swire Properties Ltd.	27,078	103

Techtronic Industries Co. Ltd.	28,000	179

Wharf Real Estate Investment Co. Ltd.	25,000	161

Yue Yuen Industrial Holdings Ltd.	13,000	36
		3,400

Ireland – 0.9%

Accenture PLC, Class A	13,813	2,351

Allegion PLC	1,931	175

Aptiv PLC	5,633	473

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

Ireland – 0.9% – continued

CRH PLC	17,776	$581

DCC PLC	1,974	179

Jazz Pharmaceuticals PLC *	1,331	224

Kerry Group PLC, Class A	3,457	382
		4,365

Israel – 0.1%

Bank Hapoalim B.M.	21,841	159

Bank Leumi Le-Israel B.M.	31,598	208

Mizrahi Tefahot Bank Ltd.	3,123	55
		422

Italy – 0.4%

Assicurazioni Generali S.p.A.	24,835	428

Intesa Sanpaolo S.p.A.	320,343	815

Recordati S.p.A.	2,130	72

Snam S.p.A.	50,145	208

Tenaris S.A.	10,465	176
		1,699

Japan – 8.1%

Aeon Co. Ltd.	13,400	323

AEON Financial Service Co. Ltd.	2,190	45

Aeon Mall Co. Ltd.	2,180	37

AGC, Inc.	4,200	174

Ajinomoto Co., Inc.	9,300	160

Amada Holdings Co. Ltd.	6,600	70

ANA Holdings, Inc.	2,300	80

Asahi Kasei Corp.	27,400	416

Asics Corp.	3,200	48

Astellas Pharma, Inc.	40,400	705

Benesse Holdings, Inc.	1,600	46

Bridgestone Corp.	12,900	488

Casio Computer Co. Ltd.	4,700	77

Central Japan Railway Co.	3,100	646

Chugai Pharmaceutical Co. Ltd.	4,910	316

CyberAgent, Inc.	2,100	112

Dai Nippon Printing Co. Ltd.	5,000	116

Daicel Corp.	5,300	62

Daifuku Co. Ltd.	2,100	107

Daikin Industries Ltd.	5,300	706

Daiwa House Industry Co. Ltd.	12,100	359

Denso Corp.	9,300	491

Dentsu, Inc.	4,800	222

East Japan Railway Co.	6,700	623

Eisai Co. Ltd.	5,505	536

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

Japan – 8.1% – continued

Fast Retailing Co. Ltd.	1,200	$610

Fujitsu Ltd.	4,200	299

Hino Motors Ltd.	5,000	55

Hirose Electric Co. Ltd.	800	87

Hitachi Chemical Co. Ltd.	1,917	39

Hitachi Construction Machinery Co. Ltd.	2,000	67

Hitachi High-Technologies Corp.	1,343	46

Hitachi Metals Ltd.	3,900	48

Honda Motor Co. Ltd.	35,200	1,066

Hulic Co. Ltd.	5,500	54

Inpex Corp.	22,500	280

J Front Retailing Co. Ltd.	4,700	73

Japan Retail Fund Investment Corp.	53	96

Kajima Corp.	9,000	131

Kaneka Corp.	1,000	46

Kansai Paint Co. Ltd.	3,700	68

Kao Corp.	10,800	872

Kawasaki Heavy Industries Ltd.	2,800	79

KDDI Corp.	38,400	1,061

Keio Corp.	2,200	120

Keyence Corp.	2,100	1,218

Kikkoman Corp.	3,100	184

Kobayashi Pharmaceutical Co. Ltd.	1,000	74

Kobe Steel Ltd.	6,055	54

Komatsu Ltd.	19,600	596

Konica Minolta, Inc.	9,200	98

Kubota Corp.	21,000	355

Kuraray Co. Ltd.	6,500	98

Kurita Water Industries Ltd.	1,800	52

Kyocera Corp.	6,800	408

Kyushu Railway Co.	3,200	97

Lawson, Inc.	1,100	67

Marui Group Co. Ltd.	3,900	96

Mazda Motor Corp.	11,800	142

McDonald’s Holdings Co. Japan Ltd.	1,300	57

Mitsubishi Chemical Holdings Corp.	28,200	270

Mitsubishi Electric Corp.	38,700	530

Mitsubishi Estate Co. Ltd.	25,100	427

Mitsubishi Materials Corp.	2,100	63

Mitsubishi UFJ Lease & Finance Co. Ltd.	8,030	47

Mitsui Chemicals, Inc.	4,300	108

Mitsui Fudosan Co. Ltd.	18,900	447

Mitsui OSK Lines Ltd.	2,200	64

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

Japan – 8.1% – continued

Mizuho Financial Group, Inc.	522,673	$911

Murata Manufacturing Co. Ltd.	3,815	585

Nabtesco Corp.	2,400	64

Nagoya Railroad Co. Ltd.	3,600	89

NEC Corp.	6,000	166

NGK Insulators Ltd.	6,300	104

NGK Spark Plug Co. Ltd.	3,400	99

Nikon Corp.	6,500	122

Nintendo Co. Ltd.	2,500	913

Nippon Express Co. Ltd.	1,500	98

Nippon Prologis REIT, Inc.	34	67

Nippon Yusen K.K.	3,000	56

Nitori Holdings Co. Ltd.	1,700	244

Nitto Denko Corp.	3,600	270

Nomura Real Estate Holdings, Inc.	2,500	50

Nomura Research Institute Ltd.	2,592	131

NSK Ltd.	7,100	81

NTT DOCOMO, Inc.	28,100	756

Obayashi Corp.	14,700	139

Odakyu Electric Railway Co. Ltd.	6,000	142

Omron Corp.	4,400	186

Oriental Land Co. Ltd.	4,400	460

Osaka Gas Co. Ltd.	8,700	170

Otsuka Corp.	2,100	78

Panasonic Corp.	46,800	545

Rakuten, Inc.	17,500	134

Recruit Holdings Co. Ltd.	24,100	804

Resona Holdings, Inc.	45,100	253

Rinnai Corp.	800	61

Secom Co. Ltd.	4,500	367

Sekisui Chemical Co. Ltd.	7,600	140

Sekisui House Ltd.	14,000	214

Seven & i Holdings Co. Ltd.	16,000	713

Sharp Corp.	3,500	71

Shimadzu Corp.	5,000	157

Shimizu Corp.	11,900	109

Shin-Etsu Chemical Co. Ltd.	7,800	691

Shiseido Co. Ltd.	8,100	627

Showa Shell Sekiyu K.K.	3,600	76

Sohgo Security Services Co. Ltd.	1,500	66

Sompo Holdings, Inc.	7,200	307

Sony Corp.	27,300	1,674

Stanley Electric Co. Ltd.	2,633	90

Sumitomo Chemical Co. Ltd.	33,000	193

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

Japan – 8.1% – continued

Sumitomo Electric Industries Ltd.	16,600	$260

Sumitomo Heavy Industries Ltd.	2,200	79

Sumitomo Metal Mining Co. Ltd.	5,100	179

Sumitomo Mitsui Trust Holdings, Inc.	7,200	296

Sumitomo Rubber Industries Ltd.	3,100	47

Suntory Beverage & Food Ltd.	2,900	123

Sysmex Corp.	3,542	305

T&D Holdings, Inc.	12,600	208

Taisei Corp.	4,700	214

Takashimaya Co. Ltd.	3,000	51

Takeda Pharmaceutical Co. Ltd.	15,600	668

TDK Corp.	2,700	295

Teijin Ltd.	3,400	65

Tobu Railway Co. Ltd.	3,900	115

Toho Co. Ltd.	2,400	75

Toho Gas Co. Ltd.	1,700	65

Tokyo Electron Ltd.	3,400	467

Tokyo Gas Co. Ltd.	8,400	206

Tokyu Corp.	11,400	209

Tokyu Fudosan Holdings Corp.	9,800	68

Toppan Printing Co. Ltd.	5,000	80

Toray Industries, Inc.	30,000	225

TOTO Ltd.	3,000	125

Toyo Suisan Kaisha Ltd.	2,200	85

Toyoda Gosei Co. Ltd.	1,100	27

Toyota Tsusho Corp.	4,900	185

Unicharm Corp.	8,900	294

USS Co. Ltd.	4,800	89

West Japan Railway Co.	3,600	251

Yakult Honsha Co. Ltd.	2,300	188

Yamada Denki Co. Ltd.	12,160	62

Yamaha Corp.	2,800	148

Yamaha Motor Co. Ltd.	5,700	160

Yaskawa Electric Corp.	5,300	157

Yokogawa Electric Corp.	5,000	106
		37,164

Netherlands – 1.5%

Aegon N.V.	37,730	245

Akzo Nobel N.V.	5,354	501

ASML Holding N.V.	8,816	1,646

EXOR N.V.	2,259	151

ING Groep N.V.	83,804	1,086

Koninklijke Ahold Delhaize N.V.	26,417	606

Koninklijke DSM N.V.	3,962	420

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

Netherlands – 1.5% – continued

Koninklijke KPN N.V.	74,296	$196

Koninklijke Philips N.V.	20,036	912

Koninklijke Vopak N.V.	1,332	66

NN Group N.V.	6,815	304

QIAGEN N.V. *	4,738	179

Wolters Kluwer N.V.	6,212	387
		6,699

New Zealand – 0.1%

Auckland International Airport Ltd.	20,079	97

Fletcher Building Ltd. *	18,359	79

Meridian Energy Ltd.	25,629	56

Ryman Healthcare Ltd.	9,646	90
		322

Norway – 0.4%

Aker BP ASA	2,201	93

Equinor ASA	25,436	717

Marine Harvest ASA	8,574	199

Norsk Hydro ASA	29,926	180

Orkla ASA	16,878	143

Schibsted ASA, Class B	2,005	69

Telenor ASA	16,544	323
		1,724

Portugal – 0.1%

Banco Espirito Santo S.A. (Registered) *(3)	29,034	–

EDP – Energias de Portugal S.A.	52,763	195

Galp Energia SGPS S.A.	10,358	205

Jeronimo Martins SGPS S.A.	6,074	90
		490

Singapore – 0.4%

Ascendas Real Estate Investment Trust	53,200	103

CapitaLand Commercial Trust	63,060	82

CapitaLand Ltd.	52,100	128

CapitaLand Mall Trust	58,800	96

City Developments Ltd.	7,600	51

DBS Group Holdings Ltd.	39,133	745

Jardine Cycle & Carriage Ltd.	1,844	43

Keppel Corp. Ltd.	30,100	153

Singapore Airlines Ltd.	11,400	81

Singapore Press Holdings Ltd.	29,700	62

Singapore Telecommunications Ltd.	173,700	411

UOL Group Ltd.	9,582	48
		2,003

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

South Africa – 0.0%

Investec PLC	14,339	$101

Mediclinic International PLC	8,275	46
		147

Spain – 1.4%

Amadeus IT Group S.A.	9,516	883

Banco Bilbao Vizcaya Argentaria S.A.	144,423	913

Banco de Sabadell S.A.	124,859	194

Bankinter S.A.	13,869	128

CaixaBank S.A.	77,002	350

Enagas S.A.	4,605	124

Ferrovial S.A.	10,706	221

Grifols S.A.	6,746	190

Iberdrola S.A.	128,961	945

Industria de Diseno Textil S.A.	23,727	718

Naturgy Energy Group S.A.	7,847	214

Red Electrica Corp. S.A.	9,685	202

Repsol S.A.	28,859	575

Telefonica S.A.	101,394	799
		6,456

Sweden – 1.4%

Assa Abloy AB, Class B	21,295	428

Atlas Copco AB, Class A	14,308	412

Atlas Copco AB, Class B	8,546	228

Autoliv, Inc.	1,936	168

Boliden AB	5,589	156

Essity AB, Class B	13,266	333

Hennes & Mauritz AB, Class B	19,028	351

Husqvarna AB, Class B	7,799	66

ICA Gruppen AB	1,518	48

Investor AB, Class B	9,680	447

Kinnevik AB, Class B	5,351	162

L E Lundbergforetagen AB, Class B	1,745	59

Millicom International Cellular S.A. SDR	1,346	77

Nordea Bank AB	66,217	721

Sandvik AB	23,929	425

Skandinaviska Enskilda Banken AB, Class A	34,824	388

Skanska AB, Class B	7,030	138

SKF AB, Class B	8,457	167

Svenska Handelsbanken AB, Class A	32,542	411

Swedbank AB, Class A	19,194	475

Tele2 AB, Class B	7,360	88

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

Sweden – 1.4% – continued

Telefonaktiebolaget LM Ericsson, Class B	65,112	$576

Telia Co. AB	62,273	286
		6,610

Switzerland – 3.1%

ABB Ltd. (Registered)	39,910	945

Adecco Group A.G. (Registered)	3,584	188

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	24	168

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	2	164

Chubb Ltd.	10,021	1,339

Cie Financiere Richemont S.A. (Registered)	11,291	919

Clariant A.G. (Registered) *	4,051	105

Coca-Cola HBC A.G. – CDI *	4,099	139

Ferguson PLC	4,997	424

Garmin Ltd.	2,578	181

Givaudan S.A. (Registered)	196	481

Kuehne + Nagel International A.G. (Registered)	1,220	193

LafargeHolcim Ltd. (Registered) *	7,873	388

LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange) *	2,416	119

Lonza Group A.G. (Registered) *	1,589	542

Roche Holding A.G. (Genusschein)	15,105	3,655

SGS S.A. (Registered)	115	303

Sika A.G. (Registered)	2,736	398

Sonova Holding A.G. (Registered)	1,237	246

STMicroelectronics N.V.	14,747	268

Straumann Holding A.G. (Registered)	235	177

Swiss Re A.G.	6,664	615

Swisscom A.G. (Registered)	559	254

TE Connectivity Ltd.	7,431	653

Vifor Pharma A.G.	1,032	179

Zurich Insurance Group A.G.	3,273	1,034
		14,077

United Arab Emirates – 0.0%

NMC Health PLC	2,114	93

United Kingdom – 5.1%

3i Group PLC	21,304	261

Aon PLC	5,216	802

Associated British Foods PLC	7,796	233

Aviva PLC	85,044	542

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

United Kingdom – 5.1% – continued

Barratt Developments PLC	23,246	$172

Berkeley Group Holdings (The) PLC	2,680	128

British Land (The) Co. PLC	19,585	157

BT Group PLC	178,718	524

Burberry Group PLC	9,146	240

CNH Industrial N.V.	22,009	264

Coca-Cola European Partners PLC	4,883	222

Compass Group PLC	34,498	767

ConvaTec Group PLC (2)	27,824	84

Croda International PLC	2,868	194

easyJet PLC	3,134	54

GlaxoSmithKline PLC	106,650	2,137

IHS Markit Ltd. *	8,486	458

InterContinental Hotels Group PLC	3,931	245

Intertek Group PLC	3,437	223

ITV PLC	73,876	152

J Sainsbury PLC	35,550	149

Johnson Matthey PLC	4,371	203

Kingfisher PLC	43,793	147

Legal & General Group PLC	126,378	431

Liberty Global PLC, Class A *	3,886	112

Liberty Global PLC, Class C *	11,830	333

London Stock Exchange Group PLC	6,742	403

Marks & Spencer Group PLC	33,696	127

Meggitt PLC	17,456	129

Merlin Entertainments PLC (2)	17,596	92

Michael Kors Holdings Ltd. *	3,303	226

Mondi PLC	7,996	219

National Grid PLC	71,351	736

Next PLC	3,144	225

Pearson PLC	17,036	197

Pentair PLC	3,487	151

Prudential PLC	55,762	1,279

Reckitt Benckiser Group PLC	14,401	1,316

RELX PLC (London Exchange)	42,908	903

Royal Mail PLC	18,277	114

RSA Insurance Group PLC	21,155	158

Schroders PLC	2,639	106

Segro PLC	22,258	185

Sky PLC	22,167	500

Smith & Nephew PLC	18,879	344

SSE PLC	21,757	325

Standard Chartered PLC	59,384	492

Standard Life Aberdeen PLC	58,080	231

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

United Kingdom – 5.1% – continued

Taylor Wimpey PLC	66,911	$150

TechnipFMC PLC	3,534	111

TechnipFMC PLC (New York Exchange)	5,950	186

Tesco PLC	212,382	663

Travis Perkins PLC	5,252	73

Unilever N.V. – CVA	33,191	1,848

Unilever PLC	26,088	1,433

Whitbread PLC	4,149	255

Willis Towers Watson PLC	2,802	395

Wm Morrison Supermarkets PLC	50,995	172

WPP PLC	26,918	393
		23,371

United States – 58.1%

3M Co.	12,766	2,690

A.O. Smith Corp.	3,168	169

AbbVie, Inc.	32,581	3,082

Acuity Brands, Inc.	944	150

Adobe Systems, Inc. *	10,579	2,853

Advance Auto Parts, Inc.	1,596	269

AES Corp.	14,850	208

Affiliated Managers Group, Inc.	1,175	161

AGCO Corp.	1,496	91

Agilent Technologies, Inc.	6,840	482

Air Products & Chemicals, Inc.	4,755	794

Alexandria Real Estate Equities, Inc.	2,198	276

Align Technology, Inc. *	1,610	630

Alliant Energy Corp.	5,126	218

Allstate (The) Corp.	7,510	741

Ally Financial, Inc.	9,390	248

Alphabet, Inc., Class C *	6,749	8,055

AMERCO	180	64

American Express Co.	15,730	1,675

American Financial Group, Inc.	1,713	190

American International Group, Inc.	19,116	1,018

American Tower Corp.	9,483	1,378

American Water Works Co., Inc.	3,786	333

Ameriprise Financial, Inc.	3,102	458

AmerisourceBergen Corp.	3,641	336

Amgen, Inc.	14,269	2,958

Analog Devices, Inc.	8,033	743

Andeavor	3,107	477

Antero Resources Corp. *	4,253	75

Apache Corp.	8,084	385

Applied Materials, Inc.	21,696	839

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

United States – 58.1% – continued

Aramark	5,133	$221

Arconic, Inc.	9,374	206

Arthur J. Gallagher & Co.	3,927	292

Assurant, Inc.	1,183	128

Autodesk, Inc. *	4,667	729

Avery Dennison Corp.	1,945	211

Axalta Coating Systems Ltd. *	5,020	146

Baker Hughes a GE Co.	9,146	309

Ball Corp.	7,184	316

Bank of New York Mellon (The) Corp.	21,781	1,111

BB&T Corp.	16,866	819

Becton Dickinson and Co.	5,738	1,498

Best Buy Co., Inc.	5,366	426

Biogen, Inc. *	4,538	1,603

BioMarin Pharmaceutical, Inc. *	3,843	373

BlackRock, Inc.	2,594	1,223

Booking Holdings, Inc. *	1,036	2,055

BorgWarner, Inc.	4,731	202

Boston Properties, Inc.	3,332	410

Bristol-Myers Squibb Co.	35,122	2,180

Bunge Ltd.	3,088	212

C.H. Robinson Worldwide, Inc.	3,026	296

CA, Inc.	6,529	288

Cadence Design Systems, Inc. *	6,170	280

Camden Property Trust	1,921	180

Campbell Soup Co.	4,076	149

Capital One Financial Corp.	10,498	997

Cardinal Health, Inc.	6,830	369

CarMax, Inc. *	3,957	295

Caterpillar, Inc.	12,860	1,961

CBRE Group, Inc., Class A *	6,931	306

Celanese Corp.	2,942	335

Celgene Corp. *	15,564	1,393

Centene Corp. *	4,431	642

CenterPoint Energy, Inc.	10,572	292

CenturyLink, Inc.	20,700	439

Charles Schwab (The) Corp.	26,123	1,284

Cheniere Energy, Inc. *	4,402	306

Cigna Corp.	5,253	1,094

Cimarex Energy Co.	2,071	192

Cisco Systems, Inc.	101,104	4,919

CIT Group, Inc.	2,482	128

Citizens Financial Group, Inc.	10,311	398

Citrix Systems, Inc. *	2,927	325

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

United States – 58.1% – continued

Clorox (The) Co.	2,806	$422

CME Group, Inc.	7,329	1,247

CMS Energy Corp.	6,081	298

Coca-Cola (The) Co.	86,854	4,012

Cognizant Technology Solutions Corp., Class A	12,708	980

Colgate-Palmolive Co.	17,912	1,199

Comerica, Inc.	3,760	339

CommScope Holding Co., Inc. *	3,882	119

ConocoPhillips	25,166	1,948

Consolidated Edison, Inc.	6,578	501

Copart, Inc. *	4,580	236

Corning, Inc.	18,152	641

CSX Corp.	17,839	1,321

Cummins, Inc.	3,336	487

Darden Restaurants, Inc.	2,690	299

Deere & Co.	6,647	999

Dell Technologies, Inc., Class V *	4,245	412

Delta Air Lines, Inc.	3,862	223

DENTSPLY SIRONA, Inc.	4,999	189

Devon Energy Corp.	11,131	445

Discover Financial Services	7,504	574

Discovery, Inc., Class A *	3,664	117

Discovery, Inc., Class C *	6,446	191

Dominion Energy, Inc.	14,079	989

Domino’s Pizza, Inc.	836	246

Dover Corp.	3,338	295

DTE Energy Co.	3,982	435

Duke Realty Corp.	7,684	218

E*TRADE Financial Corp. *	5,641	296

East West Bancorp, Inc.	3,149	190

Eaton Corp. PLC	9,326	809

Ecolab, Inc.	5,638	884

Edison International	6,905	467

Edwards Lifesciences Corp. *	4,586	798

EQT Corp.	5,762	255

Equinix, Inc.	1,722	745

Estee Lauder (The) Cos., Inc., Class A	4,758	691

Eversource Energy	6,868	422

Expedia Group, Inc.	2,679	350

Expeditors International of Washington, Inc.	3,816	281

Fastenal Co.	6,170	358

Federal Realty Investment Trust	1,576	199

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

United States – 58.1% – continued

Fifth Third Bancorp	14,691	$410

First Republic Bank	3,486	335

Flex Ltd. *	11,185	147

Flowserve Corp.	2,809	154

Fortune Brands Home & Security, Inc.	3,109	163

Franklin Resources, Inc.	6,900	210

Gap (The), Inc.	4,801	138

General Mills, Inc.	12,773	548

Genuine Parts Co.	3,178	316

Gilead Sciences, Inc.	28,013	2,163

H&R Block, Inc.	4,248	109

Hanesbrands, Inc.	7,556	139

Harley-Davidson, Inc.	3,514	159

Hartford Financial Services Group (The), Inc.	7,567	378

Hasbro, Inc.	2,560	269

HCA Healthcare, Inc.	5,931	825

HCP, Inc.	10,321	272

Henry Schein, Inc. *	3,322	282

Hess Corp.	5,996	429

Hewlett Packard Enterprise Co.	33,187	541

Hilton Worldwide Holdings, Inc.	6,103	493

Hologic, Inc. *	6,032	247

Hormel Foods Corp.	6,443	254

Host Hotels & Resorts, Inc.	15,765	333

HP, Inc.	35,500	915

Humana, Inc.	2,977	1,008

Huntington Bancshares, Inc.	23,614	352

IDEXX Laboratories, Inc. *	1,875	468

Illinois Tool Works, Inc.	6,512	919

Ingersoll-Rand PLC	5,296	542

Intel Corp.	100,183	4,738

Intercontinental Exchange, Inc.	12,335	924

International Business Machines Corp.	19,738	2,985

International Flavors & Fragrances, Inc.	1,758	245

International Paper Co.	8,315	409

Interpublic Group of (The) Cos., Inc.	8,672	198

Intuit, Inc.	5,241	1,192

Invesco Ltd.	8,896	204

IQVIA Holdings, Inc. *	3,464	449

Iron Mountain, Inc.	5,936	205

Jack Henry & Associates, Inc.	1,693	271

Johnson & Johnson	57,636	7,964

Johnson Controls International PLC	20,143	705

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

United States – 58.1% – continued

Jones Lang LaSalle, Inc.	955	$138

Kansas City Southern	2,260	256

Kellogg Co.	5,629	394

KeyCorp	22,442	446

Keysight Technologies, Inc. *	4,120	273

Kimberly-Clark Corp.	7,430	844

Kinder Morgan, Inc.	43,204	766

Kohl’s Corp.	3,675	274

Kraft Heinz (The) Co.	13,250	730

L Brands, Inc.	4,867	147

L3 Technologies, Inc.	1,715	365

Laboratory Corp. of America Holdings *	2,198	382

Lam Research Corp.	3,567	541

Leggett & Platt, Inc.	2,688	118

Lennar Corp., Class A	6,189	289

Lennox International, Inc.	774	169

Liberty Broadband Corp., Class C *	2,430	205

Liberty Property Trust	3,072	130

Lincoln National Corp.	4,629	313

Live Nation Entertainment, Inc. *	2,960	161

LKQ Corp. *	6,816	216

Loews Corp.	5,728	288

Lowe’s Cos., Inc.	17,750	2,038

LyondellBasell Industries N.V., Class A	7,096	727

M&T Bank Corp.	3,019	497

Macerich (The) Co.	2,263	125

Macy’s, Inc.	6,682	232

ManpowerGroup, Inc.	1,475	127

Marathon Oil Corp.	17,968	418

Marathon Petroleum Corp.	9,834	786

Marriott International, Inc., Class A	6,429	849

Marsh & McLennan Cos., Inc.	10,996	910

Marvell Technology Group Ltd.	13,375	258

Masco Corp.	6,844	250

Mastercard, Inc., Class A	19,921	4,435

Mattel, Inc. *	7,303	115

McCormick & Co., Inc. (Non Voting)	2,570	339

McDonald’s Corp.	16,824	2,814

Merck & Co., Inc.	57,803	4,101

Mettler-Toledo International, Inc. *	540	329

Microsoft Corp.	156,861	17,940

Mohawk Industries, Inc. *	1,355	238

Mondelez International, Inc., Class A	31,501	1,353

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

United States – 58.1% – continued

Moody’s Corp.	3,762	$629

Mosaic (The) Co.	7,582	246

Motorola Solutions, Inc.	3,419	445

Nasdaq, Inc.	2,508	215

National Oilwell Varco, Inc.	8,313	358

Netflix, Inc. *	9,346	3,497

New York Community Bancorp, Inc.	10,315	107

Newell Brands, Inc.	10,553	214

Newfield Exploration Co. *	4,181	121

Newmont Mining Corp.	11,344	343

Nielsen Holdings PLC	7,985	221

NIKE, Inc., Class B	27,473	2,326

NiSource, Inc.	7,747	193

Noble Energy, Inc.	10,408	325

Nordstrom, Inc.	2,619	157

Norfolk Southern Corp.	6,124	1,105

Northern Trust Corp. (4)	4,547	465

Norwegian Cruise Line Holdings Ltd. *	4,702	270

Nucor Corp.	6,808	432

NVIDIA Corp.	12,398	3,484

NVR, Inc. *	71	175

Occidental Petroleum Corp.	16,475	1,354

Omnicom Group, Inc.	4,953	337

ONEOK, Inc.	8,701	590

Oracle Corp.	65,733	3,389

Owens Corning	2,268	123

PACCAR, Inc.	7,460	509

Parker-Hannifin Corp.	2,820	519

People’s United Financial, Inc.	7,194	123

PepsiCo, Inc.	30,485	3,408

Phillips 66	9,552	1,077

Pinnacle West Capital Corp.	2,523	200

Pioneer Natural Resources Co.	3,719	648

PNC Financial Services Group (The), Inc.	10,154	1,383

PPG Industries, Inc.	5,286	577

Praxair, Inc.	6,208	998

Principal Financial Group, Inc.	6,254	366

Procter & Gamble (The) Co.	54,028	4,497

Progressive (The) Corp.	12,626	897

Prologis, Inc.	13,582	921

Prudential Financial, Inc.	8,940	906

Public Service Enterprise Group, Inc.	10,679	564

PVH Corp.	1,658	239

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

United States – 58.1% – continued

Quest Diagnostics, Inc.	2,971	$321

Raymond James Financial, Inc.	2,844	262

Regions Financial Corp.	23,741	436

Reinsurance Group of America, Inc.	1,348	195

ResMed, Inc.	3,031	350

Robert Half International, Inc.	2,618	184

Rockwell Automation, Inc.	2,708	508

Rockwell Collins, Inc.	3,475	488

Roper Technologies, Inc.	2,248	666

Ross Stores, Inc.	8,085	801

Royal Caribbean Cruises Ltd.	3,633	472

S&P Global, Inc.	5,378	1,051

salesforce.com, Inc. *	15,138	2,407

SBA Communications Corp. *	2,492	400

Schlumberger Ltd.	29,790	1,815

Sealed Air Corp.	3,504	141

Sempra Energy	5,383	612

Sensata Technologies Holding PLC *	3,697	183

Sherwin-Williams (The) Co.	1,790	815

Signature Bank	1,132	130

Sirius XM Holdings, Inc.	34,714	219

Skyworks Solutions, Inc.	3,934	357

Snap-on, Inc.	1,163	214

Southern (The) Co.	21,806	951

Southwest Airlines Co.	3,060	191

Sprint Corp. *	18,466	121

Stanley Black & Decker, Inc.	3,266	478

Starbucks Corp.	29,751	1,691

State Street Corp.	7,790	653

SunTrust Banks, Inc.	9,908	662

SVB Financial Group *	1,119	348

Symantec Corp.	13,864	295

T. Rowe Price Group, Inc.	5,171	565

Tapestry, Inc.	6,211	312

Targa Resources Corp.	4,805	271

TD Ameritrade Holding Corp.	6,119	323

Tesla, Inc. *	2,748	728

Texas Instruments, Inc.	21,051	2,259

Tiffany & Co.	2,404	310

TJX (The) Cos., Inc.	13,382	1,499

Toll Brothers, Inc.	2,968	98

Tractor Supply Co.	2,581	235

TransDigm Group, Inc. *	1,005	374

Travelers (The) Cos., Inc.	5,750	746

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% (1) – continued

United States – 58.1% – continued

Trimble, Inc. *	5,451	$237

TripAdvisor, Inc. *	2,166	111

UDR, Inc.	5,741	232

Ulta Beauty, Inc. *	1,235	348

Under Armour, Inc., Class A *	3,944	84

Under Armour, Inc., Class C *	4,135	80

Union Pacific Corp.	16,663	2,713

United Parcel Service, Inc., Class B	14,831	1,732

United Rentals, Inc. *	1,813	297

US Bancorp	33,560	1,772

Vail Resorts, Inc.	864	237

Valero Energy Corp.	9,337	1,062

Varian Medical Systems, Inc. *	2,004	224

Verizon Communications, Inc.	88,808	4,741

Vertex Pharmaceuticals, Inc. *	5,490	1,058

VF Corp.	7,135	667

Visa, Inc., Class A	38,391	5,762

VMware, Inc., Class A *	1,602	250

Voya Financial, Inc.	3,487	173

W.W. Grainger, Inc.	1,024	366

WABCO Holdings, Inc. *	1,092	129

Walt Disney (The) Co.	32,020	3,744

Waste Management, Inc.	9,401	849

Waters Corp. *	1,672	325

WEC Energy Group, Inc.	6,688	446

Welltower, Inc.	8,137	523

Western Union (The) Co.	10,395	198

WestRock Co.	5,410	289

Weyerhaeuser Co.	15,994	516

Whirlpool Corp.	1,463	174

Williams (The) Cos., Inc.	26,296	715

Workday, Inc., Class A *	3,152	460

Xcel Energy, Inc.	10,767	508

Xerox Corp.	4,653	126

Xylem, Inc.	3,854	308

Zayo Group Holdings, Inc. *	4,841	168

Zions Bancorporation	4,316	216

Zoetis, Inc.	10,502	962
		267,936
Total Common Stocks
(Cost $341,550)		448,828

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.1% (1)

Germany – 0.1%

Bayerische Motoren Werke A.G., 5.92 (5)	1,308	$103

Henkel A.G. & Co. KGaA, 1.78 (5)	3,776	443

Sartorius A.G., 0.36 (5)	715	116
		662
Total Preferred Stocks
(Cost $534)		662

RIGHTS – 0.0%

Australia – 0.0%

Harvey Norman Holdings Ltd. *	660	1
Total Rights
(Cost $–)		1

INVESTMENT COMPANIES – 1.8%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (6)(7)	8,119,459	8,119
Total Investment Companies
(Cost $8,119)		8,119

Total Investments – 99.2%
(Cost $350,203)		457,610

Other Assets less Liabilities – 0.8%		3,640
NET ASSETS – 100.0%		$461,250

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Investment in affiliate.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2018 is disclosed.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

At September 30, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	Japanese Yen	14,323	United States Dollar	127	12/19/18	$–*
BNP	British Pound	87	United States Dollar	114	12/19/18	1
Goldman Sachs	United States Dollar	120	Canadian Dollar	156	12/19/18	$1
JPMorgan Chase	United States Dollar	117	Australian Dollar	162	12/19/18	–*
Toronto-Dominion Bank	United States Dollar	120	Canadian Dollar	156	12/19/18	1
Toronto-Dominion Bank	United States Dollar	80	Swedish Krona	708	12/19/18	–*
Sub-total Appreciation						3
BNP	Australian Dollar	62	United States Dollar	45	12/19/18	–*
Citibank	United States Dollar	460	Euro	387	12/19/18	(7)
Goldman Sachs	Swedish Krona	1,777	United States Dollar	199	12/19/18	(2)
Goldman Sachs	United States Dollar	200	British Pound	151	12/19/18	(2)
Goldman Sachs	United States Dollar	563	Euro	479	12/19/18	(4)
Goldman Sachs	United States Dollar	619	Japanese Yen	68,815	12/19/18	(10)
Goldman Sachs	United States Dollar	54	Swiss Franc	51	12/19/18	(1)
JPMorgan Chase	Euro	94	United States Dollar	110	12/19/18	–*
Subtotal Depreciation						(26)

Total						$(23)

*	Amount rounds to less than one thousand.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini S&P 500	51	$7,443	Long	12/18	$36
Euro Stoxx 50 (Euro)	44	1,730	Long	12/18	29
FTSE 100 Index (British Pound)	7	683	Long	12/18	21
S&P/TSX 60 Index (Canadian Dollar)	2	294	Long	12/18	1
SPI 200 Index (Australian Dollar)	4	448	Long	12/18	3
Topix Index (Japanese Yen)	6	960	Long	12/18	70

Total					$160

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	7.2%
Consumer Discretionary	9.6
Consumer Staples	8.2
Energy	5.8
Financials	15.9
Health Care	12.6
Industrials	11.3
Information Technology	18.4
Materials	5.1
Real Estate	2.9
Utilities	3.0

Total	100.0%

At September 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	61.6%
Euro	12.3
Japanese Yen	8.3
All other currencies less than 5%	17.8

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Australia	$361	$14,631	$–	$14,992
Canada	16,940	–	–	16,940
Finland	662	1,373	–	2,035
France	694	16,134	–	16,828
Germany	5,890	9,825	–	15,715
Ireland	3,223	1,142	–	4,365
Japan	4,948	32,216	–	37,164
Netherlands	179	6,520	–	6,699
New Zealand	153	169	–	322
Norway	665	1,059	–	1,724
Spain	339	6,117	–	6,456
Sweden	596	6,014	–	6,610
Switzerland	2,427	11,650	–	14,077
United Kingdom	2,886	20,485	–	23,371
United States	267,936	–	–	267,936
All Other Countries (1)	–	13,594	–	13,594
Total Common Stocks	307,899	140,929	–	448,828
Preferred Stocks (1)	–	662	–	662
Rights	1	–	–	1
Investment Companies	8,119	–	–	8,119
Total Investments	$316,019	$141,591	$–	$457,610

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency
Exchange Contracts	$–	$3	$–	$3
Futures Contracts	160	–	–	160

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Liabilities
Forward Foreign Currency
Exchange Contracts	$–	$(26)	$–	$(26)
Total Other Financial Instruments	$160	$(23)	$–	$137

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1)

Australia – 6.8%

AGL Energy Ltd.	262,737	$3,711

Alumina Ltd.	996,939	1,991

Amcor Ltd.	463,056	4,569

AMP Ltd.	1,190,149	2,744

APA Group	480,725	3,477

Aristocrat Leisure Ltd.	229,897	4,700

ASX Ltd.	78,874	3,616

Aurizon Holdings Ltd.	818,511	2,429

AusNet Services	759,725	895

Australia & New Zealand Banking Group Ltd.	1,164,747	23,675

Bank of Queensland Ltd.	149,693	1,192

Bendigo & Adelaide Bank Ltd.	193,052	1,500

BGP Holdings PLC *(2)	1,085,479	–

BHP Billiton Ltd.	1,289,850	32,108

BHP Billiton PLC	845,847	18,381

BlueScope Steel Ltd.	226,729	2,775

Boral Ltd.	476,681	2,368

Brambles Ltd.	647,311	5,101

Caltex Australia Ltd.	105,536	2,281

Challenger Ltd.	223,535	1,809

CIMIC Group Ltd.	38,591	1,428

Coca-Cola Amatil Ltd.	193,474	1,365

Cochlear Ltd.	23,430	3,417

Commonwealth Bank of Australia	708,227	36,546

Computershare Ltd.	187,989	2,701

Crown Resorts Ltd.	145,460	1,436

CSL Ltd.	181,743	26,279

Dexus	411,642	3,141

Domino’s Pizza Enterprises Ltd.	25,986	1,003

Flight Centre Travel Group Ltd.	21,708	831

Fortescue Metals Group Ltd.	632,434	1,792

Goodman Group	647,079	4,861

GPT Group (The)	730,690	2,744

Harvey Norman Holdings Ltd. (Athens Exchange)	234,616	597

Healthscope Ltd.	683,928	1,037

Incitec Pivot Ltd.	675,833	1,944

Insurance Australia Group Ltd.	947,778	5,014

LendLease Group	232,002	3,287

Macquarie Group Ltd.	129,758	11,748

Medibank Pvt Ltd.	1,120,837	2,357

Mirvac Group	1,462,129	2,547

National Australia Bank Ltd.	1,093,861	21,984

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

Australia – 6.8% – continued

Newcrest Mining Ltd.	305,349	$4,275

Oil Search Ltd.	556,340	3,615

Orica Ltd.	152,912	1,875

Origin Energy Ltd. *	699,668	4,157

QBE Insurance Group Ltd.	544,347	4,375

Ramsay Health Care Ltd.	57,384	2,278

REA Group Ltd.	20,481	1,272

Santos Ltd.	722,934	3,779

Scentre Group	2,135,711	6,104

SEEK Ltd.	134,915	2,017

Sonic Healthcare Ltd.	162,328	2,932

South32 Ltd.	2,068,876	5,838

Stockland	987,671	2,956

Suncorp Group Ltd.	518,441	5,401

Sydney Airport	448,557	2,236

Tabcorp Holdings Ltd.	778,840	2,735

Telstra Corp. Ltd.	1,664,578	3,838

TPG Telecom Ltd.	155,959	960

Transurban Group	1,044,829	8,446

Treasury Wine Estates Ltd.	286,888	3,609

Vicinity Centres	1,336,537	2,531

Wesfarmers Ltd.	455,099	16,395

Westpac Banking Corp.	1,378,236	27,757

Woodside Petroleum Ltd.	374,644	10,403

Woolworths Group Ltd.	525,042	10,628
		397,793

Austria – 0.2%

ANDRITZ A.G.	29,319	1,710

Erste Group Bank A.G. *	120,378	4,993

OMV A.G.	59,921	3,364

Raiffeisen Bank International A.G.	59,277	1,705

voestalpine A.G.	46,391	2,120
		13,892

Belgium – 1.0%

Ageas	72,763	3,911

Anheuser-Busch InBev S.A./N.V.	306,465	26,822

Colruyt S.A.	23,260	1,316

Groupe Bruxelles Lambert S.A.	32,640	3,419

KBC Group N.V.	100,436	7,467

Proximus SADP	59,451	1,420

Solvay S.A., Class A	30,166	4,041

Telenet Group Holding N.V. *	20,377	1,122

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

Belgium – 1.0% – continued

UCB S.A.	51,431	$4,616

Umicore S.A.	83,668	4,674
		58,808

Chile – 0.0%

Antofagasta PLC	157,602	1,752

China – 0.0%

Minth Group Ltd.	314,000	1,284

Yangzijiang Shipbuilding Holdings Ltd.	1,007,366	910
		2,194

Denmark – 1.7%

AP Moller – Maersk A/S, Class A	1,535	2,012

AP Moller – Maersk A/S, Class B	2,615	3,670

Carlsberg A/S, Class B	43,470	5,212

Chr Hansen Holding A/S	40,262	4,082

Coloplast A/S, Class B	47,381	4,842

Danske Bank A/S	287,802	7,551

DSV A/S	76,312	6,934

Genmab A/S *	24,511	3,852

H Lundbeck A/S	28,219	1,741

ISS A/S	64,607	2,271

Novo Nordisk A/S, Class B	730,949	34,409

Novozymes A/S, Class B	87,278	4,781

Orsted A/S (3)	75,921	5,155

Pandora A/S	44,052	2,754

Tryg A/S	50,258	1,251

Vestas Wind Systems A/S	78,341	5,291

William Demant Holding A/S *	40,972	1,539
		97,347

Finland – 1.0%

Elisa OYJ	57,704	2,447

Fortum OYJ	178,497	4,474

Kone OYJ, Class B	135,888	7,255

Metso OYJ	41,629	1,471

Neste OYJ	51,476	4,251

Nokia OYJ	2,261,405	12,542

Nokian Renkaat OYJ	47,457	1,942

Orion OYJ, Class B	43,458	1,645

Sampo OYJ, Class A	179,404	9,282

Stora Enso OYJ (Registered)	221,245	4,226

UPM-Kymmene OYJ	215,539	8,445

Wartsila OYJ Abp	177,422	3,458
		61,438

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

France – 10.8%

Accor S.A.	76,755	$3,935

Aeroports de Paris	12,101	2,724

Air Liquide S.A.	172,137	22,610

Airbus S.E.	234,339	29,380

Alstom S.A.	63,240	2,824

Amundi S.A. (3)	24,627	1,845

Arkema S.A.	27,782	3,437

Atos S.E.	38,019	4,518

AXA S.A.	781,070	20,970

BioMerieux	16,568	1,380

BNP Paribas S.A.	452,175	27,635

Bollore S.A.	346,842	1,498

Bouygues S.A.	89,265	3,855

Bureau Veritas S.A.	107,179	2,764

Capgemini S.E.	64,788	8,154

Carrefour S.A.	232,193	4,448

Casino Guichard Perrachon S.A.	23,014	966

Cie de Saint-Gobain	201,429	8,686

Cie Generale des Etablissements Michelin S.C.A.	68,355	8,161

CNP Assurances	67,769	1,632

Covivio	14,494	1,510

Credit Agricole S.A.	456,755	6,562

Danone S.A.	247,690	19,175

Dassault Aviation S.A.	1,013	1,872

Dassault Systemes S.E.	52,438	7,826

Edenred	95,492	3,635

Eiffage S.A.	31,855	3,554

Electricite de France S.A.	234,287	4,110

Engie S.A.	735,428	10,803

Essilor International Cie Generale d’Optique S.A.	83,572	12,358

Eurazeo S.E.	17,979	1,416

Eurofins Scientific S.E.	4,670	2,647

Eutelsat Communications S.A.	69,802	1,648

Faurecia S.A.	30,971	1,860

Gecina S.A.	18,062	3,016

Getlink	190,039	2,427

Hermes International	12,710	8,411

ICADE	13,908	1,289

Iliad S.A.	10,810	1,411

Imerys S.A.	14,832	1,095

Ingenico Group S.A.	24,224	1,841

Ipsen S.A.	15,271	2,565

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

France – 10.8% – continued

JCDecaux S.A.	31,429	$1,149

Kering S.A.	30,456	16,286

Klepierre S.A.	82,988	2,940

Legrand S.A.	106,064	7,723

L’Oreal S.A.	101,772	24,505

LVMH Moet Hennessy Louis Vuitton S.E.	112,190	39,610

Natixis S.A.	384,884	2,608

Orange S.A.	801,616	12,770

Pernod Ricard S.A.	85,083	13,958

Peugeot S.A.	236,289	6,356

Publicis Groupe S.A.	83,850	5,001

Remy Cointreau S.A.	9,604	1,251

Renault S.A.	77,157	6,665

Rexel S.A.	122,724	1,842

Safran S.A.	134,191	18,781

Sanofi	452,209	40,337

Schneider Electric S.E. (Euronext Paris Exchange)	219,655	17,672

SCOR S.E.	66,396	3,082

SEB S.A.	9,141	1,555

SES S.A.	148,731	3,262

Societe BIC S.A.	9,942	910

Societe Generale S.A.	308,091	13,212

Sodexo S.A.	36,257	3,840

Suez	152,591	2,167

Teleperformance	23,053	4,349

Thales S.A.	42,666	6,057

TOTAL S.A.	962,221	62,125

Ubisoft Entertainment S.A. *	31,178	3,374

Unibail-Rodamco-Westfield	41,601	8,356

Unibail-Rodamco-Westfield – CDI *	284,960	2,908

Valeo S.A.	95,942	4,166

Veolia Environnement S.A.	214,254	4,274

Vinci S.A.	203,914	19,398

Vivendi S.A.	417,633	10,738

Wendel S.A.	10,882	1,619
		637,299

Germany – 8.7%

1&1 Drillisch A.G.	20,989	1,021

adidas A.G.	75,693	18,535

Allianz S.E. (Registered)	177,238	39,483

Axel Springer S.E.	18,933	1,274

BASF S.E.	369,173	32,809

Bayer A.G. (Registered)	375,119	33,323

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

Germany – 8.7% – continued

Bayerische Motoren Werke A.G. (OTC Exchange)	133,066	$11,986

Beiersdorf A.G.	40,939	4,619

Brenntag A.G.	62,771	3,874

Commerzbank A.G. *	408,466	4,257

Continental A.G.	44,142	7,684

Covestro A.G. (3)	76,920	6,235

Daimler A.G. (Registered)	365,494	23,024

Delivery Hero S.E. *(3)	36,232	1,741

Deutsche Bank A.G. (Registered)	787,979	8,986

Deutsche Boerse A.G.	77,449	10,377

Deutsche Lufthansa A.G. (Registered)	94,856	2,331

Deutsche Post A.G. (Registered)	396,922	14,154

Deutsche Telekom A.G. (Registered)	1,340,413	21,601

Deutsche Wohnen S.E.	141,932	6,808

E.ON S.E.	884,140	9,013

Evonik Industries A.G.	64,847	2,323

Fraport A.G. Frankfurt Airport Services Worldwide	16,272	1,438

Fresenius Medical Care A.G. & Co. KGaA	86,315	8,877

Fresenius S.E. & Co. KGaA	166,969	12,260

GEA Group A.G.	70,399	2,508

Hannover Rueck S.E.	24,462	3,455

HeidelbergCement A.G.	60,421	4,723

Henkel A.G. & Co. KGaA (OTC Exchange)	41,723	4,431

HOCHTIEF A.G.	7,557	1,253

HUGO BOSS A.G.	25,596	1,971

Infineon Technologies A.G.	454,446	10,325

Innogy S.E. *	56,836	2,412

K+S A.G. (Registered)	77,328	1,623

KION Group A.G.	28,807	1,771

LANXESS A.G.	35,247	2,581

Linde A.G.	74,630	17,649

MAN S.E.	14,615	1,589

Merck KGaA	51,769	5,349

METRO A.G.	75,625	1,185

MTU Aero Engines A.G.	21,110	4,755

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	60,140	13,320

OSRAM Licht A.G.	40,496	1,610

ProSiebenSat.1 Media S.E.	94,728	2,460

Puma S.E.	3,381	1,668

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

Germany – 8.7% – continued

RTL Group S.A.	16,198	$1,155

RWE A.G.	207,813	5,126

SAP S.E.	395,321	48,653

Siemens A.G. (Registered)	307,681	39,397

Siemens Healthineers A.G. *(3)	61,311	2,696

Symrise A.G.	50,104	4,572

Telefonica Deutschland Holding A.G.	291,038	1,230

thyssenkrupp A.G.	177,618	4,487

TUI A.G. – CDI	180,371	3,457

Uniper S.E.	81,704	2,512

United Internet A.G. (Registered)	49,902	2,361

Volkswagen A.G. (OTC Exchange)	13,373	2,325

Vonovia S.E.	196,206	9,586

Wirecard A.G.	47,166	10,214

Zalando S.E. *(3)	45,397	1,765
		514,207

Hong Kong – 3.3%

AIA Group Ltd.	4,853,486	43,365

ASM Pacific Technology Ltd.	124,900	1,272

Bank of East Asia (The) Ltd.	497,281	1,844

BOC Hong Kong Holdings Ltd.	1,476,608	6,973

CK Asset Holdings Ltd.	1,025,638	7,654

CK Hutchison Holdings Ltd.	1,081,138	12,396

CK Infrastructure Holdings Ltd.	253,353	2,007

CLP Holdings Ltd.	657,014	7,689

Dairy Farm International Holdings Ltd.	142,300	1,280

Galaxy Entertainment Group Ltd.	948,148	5,936

Hang Lung Group Ltd.	373,000	991

Hang Lung Properties Ltd.	814,501	1,592

Hang Seng Bank Ltd.	305,779	8,260

Henderson Land Development Co. Ltd.	537,118	2,699

HK Electric Investments & HK Electric Investments Ltd.	1,110,227	1,120

HKT Trust & HKT Ltd.	1,502,220	2,065

Hong Kong & China Gas Co. Ltd.	3,678,738	7,281

Hong Kong Exchanges & Clearing Ltd.	482,915	13,722

Hongkong Land Holdings Ltd.	479,900	3,175

Hysan Development Co. Ltd.	261,501	1,321

Jardine Matheson Holdings Ltd.	88,500	5,553

Jardine Strategic Holdings Ltd.	90,300	3,278

Kerry Properties Ltd.	252,203	856

Li & Fung Ltd.	2,501,218	559

Link REIT	867,771	8,538

Melco Resorts & Entertainment Ltd. ADR	100,527	2,126

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

Hong Kong – 3.3% – continued

MTR Corp. Ltd.	614,303	$3,222

New World Development Co. Ltd.	2,452,447	3,322

NWS Holdings Ltd.	657,011	1,299

PCCW Ltd.	1,777,926	1,036

Power Assets Holdings Ltd.	561,317	3,899

Shangri-La Asia Ltd.	530,574	788

Sino Land Co. Ltd.	1,303,633	2,234

SJM Holdings Ltd.	803,572	733

Sun Hung Kai Properties Ltd.	634,758	9,246

Swire Pacific Ltd., Class A	201,051	2,203

Swire Properties Ltd.	476,787	1,806

Techtronic Industries Co. Ltd.	561,333	3,586

WH Group Ltd. (3)	3,592,213	2,530

Wharf Holdings (The) Ltd.	469,766	1,272

Wharf Real Estate Investment Co. Ltd.	495,766	3,199

Wheelock & Co. Ltd.	330,021	1,980

Yue Yuen Industrial Holdings Ltd.	290,210	806
		196,713

Ireland – 0.7%

AerCap Holdings N.V. *	49,612	2,854

AIB Group PLC	335,940	1,720

Bank of Ireland Group PLC	398,033	3,047

CRH PLC	337,483	11,033

DCC PLC	36,250	3,287

Irish Bank Resolution Corp. Ltd. *(2)	99,788	–

James Hardie Industries PLC – CDI	179,840	2,715

Kerry Group PLC, Class A	63,756	7,047

Paddy Power Betfair PLC	34,724	2,963

Ryanair Holdings PLC *	3,071	47

Ryanair Holdings PLC ADR *	5,723	550

Smurfit Kappa Group PLC	90,543	3,580
		38,843

Isle of Man – 0.0%

GVC Holdings PLC	222,765	2,667

Israel – 0.5%

Azrieli Group Ltd.	17,954	921

Bank Hapoalim B.M.	429,879	3,142

Bank Leumi Le-Israel B.M.	586,567	3,863

Bezeq The Israeli Telecommunication Corp. Ltd.	876,117	1,007

Check Point Software Technologies Ltd. *	50,991	6,000

Elbit Systems Ltd.	9,839	1,246

Frutarom Industries Ltd.	15,281	1,582

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

Israel – 0.5% – continued

Israel Chemicals Ltd.	275,941	$1,689

Mizrahi Tefahot Bank Ltd.	59,100	1,035

Nice Ltd. *	24,676	2,828

Teva Pharmaceutical Industries Ltd. ADR *	387,688	8,351
		31,664

Italy – 2.0%

Assicurazioni Generali S.p.A.	473,282	8,160

Atlantia S.p.A.	198,550	4,111

Davide Campari-Milano S.p.A.	235,835	2,008

Enel S.p.A.	3,276,549	16,743

Eni S.p.A.	1,020,663	19,250

Ferrari N.V.	26,245	3,603

Ferrari N.V. (New York Exchange)	23,010	3,150

Intesa Sanpaolo S.p.A.	5,981,503	15,224

Leonardo S.p.A.	160,631	1,936

Luxottica Group S.p.A.	68,300	4,635

Mediobanca Banca di Credito Finanziario S.p.A.	250,948	2,499

Moncler S.p.A.	73,164	3,148

Pirelli & C S.p.A. *(3)	158,942	1,332

Poste Italiane S.p.A. (3)	212,770	1,700

Prysmian S.p.A.	96,129	2,232

Recordati S.p.A.	41,738	1,409

Snam S.p.A.	924,647	3,845

Telecom Italia S.p.A. *	4,655,690	2,822

Telecom Italia S.p.A. (RSP)	2,398,543	1,288

Tenaris S.A.	192,686	3,232

Terna Rete Elettrica Nazionale S.p.A.	568,567	3,030

UniCredit S.p.A.	806,309	12,089
		117,446

Japan – 24.2%

ABC-Mart, Inc.	14,100	784

Acom Co. Ltd.	163,800	660

Aeon Co. Ltd.	247,100	5,954

AEON Financial Service Co. Ltd.	47,400	982

Aeon Mall Co. Ltd.	42,980	738

AGC, Inc.	75,900	3,150

Air Water, Inc.	62,569	1,148

Aisin Seiki Co. Ltd.	65,500	3,189

Ajinomoto Co., Inc.	184,400	3,165

Alfresa Holdings Corp.	73,700	1,972

Alps Electric Co. Ltd.	76,100	1,933

Amada Holdings Co. Ltd.	129,500	1,382

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

Japan – 24.2% – continued

ANA Holdings, Inc.	49,000	$1,712

Aozora Bank Ltd.	46,900	1,676

Asahi Group Holdings Ltd.	145,000	6,286

Asahi Kasei Corp.	505,800	7,672

Asics Corp.	67,400	1,002

Astellas Pharma, Inc.	753,700	13,149

Bandai Namco Holdings, Inc.	81,400	3,163

Bank of Kyoto (The) Ltd.	22,294	1,163

Benesse Holdings, Inc.	30,200	860

Bridgestone Corp.	243,800	9,213

Brother Industries Ltd.	89,800	1,773

Calbee, Inc.	33,900	1,115

Canon, Inc.	401,300	12,702

Casio Computer Co. Ltd.	74,900	1,224

Central Japan Railway Co.	58,100	12,098

Chiba Bank (The) Ltd.	235,500	1,608

Chubu Electric Power Co., Inc.	245,800	3,718

Chugai Pharmaceutical Co. Ltd.	91,055	5,851

Chugoku Electric Power (The) Co., Inc.	116,700	1,500

Coca-Cola Bottlers Japan Holdings, Inc.	54,300	1,453

Concordia Financial Group Ltd.	438,800	2,151

Credit Saison Co. Ltd.	67,100	1,094

CyberAgent, Inc.	41,200	2,192

CYBERDYNE, Inc. *	46,400	366

Dai Nippon Printing Co. Ltd.	93,600	2,177

Daicel Corp.	110,700	1,286

Daifuku Co. Ltd.	41,100	2,095

Dai-ichi Life Holdings, Inc.	432,800	9,010

Daiichi Sankyo Co. Ltd.	227,500	9,863

Daikin Industries Ltd.	99,900	13,302

Daito Trust Construction Co. Ltd.	29,700	3,820

Daiwa House Industry Co. Ltd.	226,900	6,727

Daiwa House REIT Investment Corp.	665	1,521

Daiwa Securities Group, Inc.	650,400	3,948

DeNA Co. Ltd.	44,900	793

Denso Corp.	175,000	9,239

Dentsu, Inc.	87,718	4,057

Disco Corp.	11,800	1,972

Don Quijote Holdings Co. Ltd.	47,800	2,419

East Japan Railway Co.	124,212	11,541

Eisai Co. Ltd.	101,300	9,863

Electric Power Development Co. Ltd.	57,000	1,577

FamilyMart UNY Holdings Co. Ltd.	25,300	2,627

FANUC Corp.	77,900	14,690

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

Japan – 24.2% – continued

Fast Retailing Co. Ltd.	23,400	$11,890

Fuji Electric Co. Ltd.	46,800	1,875

FUJIFILM Holdings Corp.	154,200	6,943

Fujitsu Ltd.	78,700	5,605

Fukuoka Financial Group, Inc.	58,000	1,595

Hakuhodo DY Holdings, Inc.	89,700	1,573

Hamamatsu Photonics K.K.	57,770	2,301

Hankyu Hanshin Holdings, Inc.	92,200	3,270

Hikari Tsushin, Inc.	8,400	1,661

Hino Motors Ltd.	98,400	1,078

Hirose Electric Co. Ltd.	12,828	1,400

Hisamitsu Pharmaceutical Co., Inc.	23,000	1,763

Hitachi Chemical Co. Ltd.	44,000	896

Hitachi Construction Machinery Co. Ltd.	43,500	1,455

Hitachi High-Technologies Corp.	26,900	927

Hitachi Ltd.	387,600	13,171

Hitachi Metals Ltd.	90,100	1,116

Honda Motor Co. Ltd.	655,200	19,836

Hoshizaki Corp.	21,500	2,226

Hoya Corp.	152,900	9,077

Hulic Co. Ltd.	125,100	1,228

Idemitsu Kosan Co. Ltd.	54,500	2,883

IHI Corp.	59,200	2,243

Iida Group Holdings Co. Ltd.	62,164	1,106

Inpex Corp.	415,800	5,175

Isetan Mitsukoshi Holdings Ltd.	140,660	1,727

Isuzu Motors Ltd.	222,500	3,507

ITOCHU Corp.	566,500	10,373

J Front Retailing Co. Ltd.	88,200	1,368

Japan Airlines Co. Ltd.	49,100	1,765

Japan Airport Terminal Co. Ltd.	17,800	810

Japan Exchange Group, Inc.	206,600	3,600

Japan Post Bank Co. Ltd.	159,300	1,883

Japan Post Holdings Co. Ltd.	635,200	7,558

Japan Prime Realty Investment Corp.	350	1,248

Japan Real Estate Investment Corp.	524	2,749

Japan Retail Fund Investment Corp.	1,004	1,821

Japan Tobacco, Inc.	441,900	11,537

JFE Holdings, Inc.	199,000	4,543

JGC Corp.	81,400	1,867

JSR Corp.	76,600	1,430

JTEKT Corp.	87,100	1,275

JXTG Holdings, Inc.	1,304,197	9,836

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

Japan – 24.2% – continued

Kajima Corp.	182,000	$2,644

Kakaku.com, Inc.	57,400	1,123

Kamigumi Co. Ltd.	45,200	996

Kaneka Corp.	20,600	952

Kansai Electric Power (The) Co., Inc.	286,400	4,316

Kansai Paint Co. Ltd.	68,600	1,264

Kao Corp.	198,600	16,038

Kawasaki Heavy Industries Ltd.	55,500	1,565

KDDI Corp.	712,600	19,689

Keihan Holdings Co. Ltd.	37,300	1,425

Keikyu Corp.	86,900	1,584

Keio Corp.	39,400	2,157

Keisei Electric Railway Co. Ltd.	50,700	1,785

Keyence Corp.	39,078	22,671

Kikkoman Corp.	59,400	3,535

Kintetsu Group Holdings Co. Ltd.	68,800	2,768

Kirin Holdings Co. Ltd.	329,400	8,441

Kobayashi Pharmaceutical Co. Ltd.	19,400	1,427

Kobe Steel Ltd.	130,200	1,158

Koito Manufacturing Co. Ltd.	42,214	2,769

Komatsu Ltd.	370,200	11,265

Konami Holdings Corp.	37,600	1,473

Konica Minolta, Inc.	182,800	1,944

Kose Corp.	12,300	2,344

Kubota Corp.	395,000	6,684

Kuraray Co. Ltd.	121,900	1,833

Kurita Water Industries Ltd.	41,600	1,211

Kyocera Corp.	128,800	7,733

Kyowa Hakko Kirin Co. Ltd.	102,600	1,925

Kyushu Electric Power Co., Inc.	146,300	1,765

Kyushu Railway Co.	63,900	1,944

Lawson, Inc.	21,000	1,279

LINE Corp. *	28,300	1,194

Lion Corp.	90,400	2,008

LIXIL Group Corp.	106,500	2,051

M3, Inc.	171,600	3,891

Mabuchi Motor Co. Ltd.	20,400	823

Makita Corp.	91,100	4,564

Marubeni Corp.	635,000	5,814

Marui Group Co. Ltd.	76,700	1,893

Maruichi Steel Tube Ltd.	24,400	796

Mazda Motor Corp.	228,000	2,738

McDonald’s Holdings Co. Japan Ltd.	28,000	1,229

Mebuki Financial Group, Inc.	347,710	1,203

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

Japan – 24.2% – continued

Medipal Holdings Corp.	67,300	$1,405

MEIJI Holdings Co. Ltd.	49,526	3,326

MINEBEA MITSUMI, Inc.	155,800	2,826

MISUMI Group, Inc.	115,000	2,973

Mitsubishi Chemical Holdings Corp.	519,000	4,967

Mitsubishi Corp.	542,500	16,719

Mitsubishi Electric Corp.	731,500	10,020

Mitsubishi Estate Co. Ltd.	472,300	8,033

Mitsubishi Gas Chemical Co., Inc.	63,000	1,341

Mitsubishi Heavy Industries Ltd.	123,200	4,758

Mitsubishi Materials Corp.	40,400	1,205

Mitsubishi Motors Corp.	272,000	1,920

Mitsubishi Tanabe Pharma Corp.	98,600	1,649

Mitsubishi UFJ Financial Group, Inc.	4,750,495	29,570

Mitsubishi UFJ Lease & Finance Co. Ltd.	169,500	998

Mitsui & Co. Ltd.	661,700	11,759

Mitsui Chemicals, Inc.	73,900	1,848

Mitsui Fudosan Co. Ltd.	357,200	8,456

Mitsui OSK Lines Ltd.	44,000	1,284

Mizuho Financial Group, Inc.	9,687,189	16,892

MS&AD Insurance Group Holdings, Inc.	190,343	6,338

Murata Manufacturing Co. Ltd.	72,397	11,102

Nabtesco Corp.	47,599	1,266

Nagoya Railroad Co. Ltd.	69,400	1,719

NEC Corp.	105,500	2,916

Nexon Co. Ltd. *	179,800	2,351

NGK Insulators Ltd.	104,000	1,716

NGK Spark Plug Co. Ltd.	62,100	1,810

NH Foods Ltd.	34,900	1,289

Nidec Corp.	89,700	12,908

Nikon Corp.	128,500	2,414

Nintendo Co. Ltd.	45,500	16,607

Nippon Building Fund, Inc.	538	3,111

Nippon Electric Glass Co. Ltd.	33,000	1,038

Nippon Express Co. Ltd.	30,100	1,974

Nippon Paint Holdings Co. Ltd.	59,600	2,225

Nippon Prologis REIT, Inc.	730	1,445

Nippon Steel & Sumitomo Metal Corp.	308,161	6,518

Nippon Telegraph & Telephone Corp.	278,256	12,570

Nippon Yusen K.K.	64,000	1,204

Nissan Chemical Corp.	51,700	2,731

Nissan Motor Co. Ltd.	931,200	8,717

Nisshin Seifun Group, Inc.	82,205	1,802

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

Japan – 24.2% – continued

Nissin Foods Holdings Co. Ltd.	24,500	$1,684

Nitori Holdings Co. Ltd.	32,600	4,675

Nitto Denko Corp.	66,000	4,948

NOK Corp.	32,800	563

Nomura Holdings, Inc.	1,405,000	6,671

Nomura Real Estate Holdings, Inc.	52,600	1,062

Nomura Real Estate Master Fund, Inc.	1,498	2,049

Nomura Research Institute Ltd.	45,774	2,310

NSK Ltd.	138,400	1,586

NTT Data Corp.	255,500	3,538

NTT DOCOMO, Inc.	532,300	14,314

Obayashi Corp.	260,300	2,466

Obic Co. Ltd.	25,600	2,420

Odakyu Electric Railway Co. Ltd.	117,900	2,790

Oji Holdings Corp.	348,000	2,527

Olympus Corp.	118,500	4,626

Omron Corp.	78,400	3,312

Ono Pharmaceutical Co. Ltd.	155,000	4,385

Oracle Corp. Japan	15,100	1,217

Oriental Land Co. Ltd.	80,200	8,387

ORIX Corp.	529,500	8,584

Osaka Gas Co. Ltd.	150,800	2,941

Otsuka Corp.	41,100	1,534

Otsuka Holdings Co. Ltd.	156,315	7,880

Panasonic Corp.	884,200	10,302

Park24 Co. Ltd.	44,900	1,357

Persol Holdings Co. Ltd.	70,300	1,649

Pola Orbis Holdings, Inc.	38,400	1,402

Rakuten, Inc.	349,100	2,675

Recruit Holdings Co. Ltd.	442,900	14,772

Renesas Electronics Corp. *	341,300	2,133

Resona Holdings, Inc.	848,410	4,766

Ricoh Co. Ltd.	273,400	2,936

Rinnai Corp.	14,200	1,081

Rohm Co. Ltd.	37,500	2,719

Ryohin Keikaku Co. Ltd.	9,700	2,882

Sankyo Co. Ltd.	18,600	728

Santen Pharmaceutical Co. Ltd.	147,700	2,342

SBI Holdings, Inc.	91,660	2,849

Secom Co. Ltd.	85,100	6,938

Sega Sammy Holdings, Inc.	67,600	997

Seibu Holdings, Inc.	92,800	1,669

Seiko Epson Corp.	113,500	1,936

Sekisui Chemical Co. Ltd.	150,800	2,783

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

Japan – 24.2% – continued

Sekisui House Ltd.	252,200	$3,846

Seven & i Holdings Co. Ltd.	301,900	13,447

Seven Bank Ltd.	257,500	814

SG Holdings Co. Ltd.	40,600	1,064

Sharp Corp.	69,400	1,409

Shimadzu Corp.	90,300	2,828

Shimamura Co. Ltd.	9,300	882

Shimano, Inc.	30,100	4,851

Shimizu Corp.	221,400	2,021

Shin-Etsu Chemical Co. Ltd.	147,400	13,057

Shinsei Bank Ltd.	62,100	1,015

Shionogi & Co. Ltd.	109,500	7,151

Shiseido Co. Ltd.	152,500	11,809

Shizuoka Bank (The) Ltd.	172,100	1,545

Showa Denko K.K.	53,800	2,970

Showa Shell Sekiyu K.K.	74,600	1,581

SMC Corp.	23,000	7,363

SoftBank Group Corp.	331,900	33,517

Sohgo Security Services Co. Ltd.	30,200	1,327

Sompo Holdings, Inc.	133,145	5,670

Sony Corp.	509,600	31,253

Sony Financial Holdings, Inc.	68,700	1,514

Stanley Electric Co. Ltd.	51,200	1,751

Start Today Co. Ltd.	82,700	2,504

Subaru Corp.	245,500	7,521

SUMCO Corp.	96,100	1,390

Sumitomo Chemical Co. Ltd.	603,000	3,529

Sumitomo Corp.	449,200	7,490

Sumitomo Dainippon Pharma Co. Ltd.	63,000	1,447

Sumitomo Electric Industries Ltd.	304,700	4,780

Sumitomo Heavy Industries Ltd.	46,500	1,659

Sumitomo Metal Mining Co. Ltd.	94,700	3,322

Sumitomo Mitsui Financial Group, Inc.	540,042	21,797

Sumitomo Mitsui Trust Holdings, Inc.	134,319	5,528

Sumitomo Realty & Development Co. Ltd.	145,000	5,207

Sumitomo Rubber Industries Ltd.	71,800	1,078

Sundrug Co. Ltd.	31,000	1,106

Suntory Beverage & Food Ltd.	56,000	2,367

Suzuken Co. Ltd.	30,636	1,453

Suzuki Motor Corp.	138,100	7,912

Sysmex Corp.	66,898	5,765

T&D Holdings, Inc.	225,700	3,724

Taiheiyo Cement Corp.	47,100	1,478

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

Japan – 24.2% – continued

Taisei Corp.	86,600	$3,949

Taisho Pharmaceutical Holdings Co. Ltd.	14,200	1,736

Taiyo Nippon Sanso Corp.	54,300	812

Takashimaya Co. Ltd.	61,000	1,030

Takeda Pharmaceutical Co. Ltd.	287,200	12,297

TDK Corp.	51,800	5,651

Teijin Ltd.	67,100	1,287

Terumo Corp.	121,600	7,204

THK Co. Ltd.	50,300	1,281

Tobu Railway Co. Ltd.	75,900	2,244

Toho Co. Ltd.	43,700	1,371

Toho Gas Co. Ltd.	31,400	1,195

Tohoku Electric Power Co., Inc.	169,700	2,303

Tokio Marine Holdings, Inc.	270,500	13,423

Tokyo Century Corp.	18,000	1,118

Tokyo Electric Power Co. Holdings, Inc.*	587,200	2,883

Tokyo Electron Ltd.	62,900	8,634

Tokyo Gas Co. Ltd.	157,700	3,876

Tokyo Tatemono Co. Ltd.	83,500	1,019

Tokyu Corp.	202,200	3,698

Tokyu Fudosan Holdings Corp.	197,000	1,373

Toppan Printing Co. Ltd.	94,000	1,510

Toray Industries, Inc.	563,200	4,231

Toshiba Corp. *	261,500	7,558

Tosoh Corp.	101,900	1,569

TOTO Ltd.	57,200	2,374

Toyo Seikan Group Holdings Ltd.	59,000	1,224

Toyo Suisan Kaisha Ltd.	33,900	1,314

Toyoda Gosei Co. Ltd.	28,200	696

Toyota Industries Corp.	59,300	3,508

Toyota Motor Corp.	918,944	57,013

Toyota Tsusho Corp.	85,700	3,236

Trend Micro, Inc.	48,400	3,115

Tsuruha Holdings, Inc.	14,500	1,785

Unicharm Corp.	164,200	5,423

United Urban Investment Corp.	1,120	1,758

USS Co. Ltd.	86,600	1,608

West Japan Railway Co.	66,800	4,657

Yahoo Japan Corp.	1,146,000	4,125

Yakult Honsha Co. Ltd.	45,200	3,703

Yamada Denki Co. Ltd.	241,990	1,225

Yamaguchi Financial Group, Inc.	85,000	926

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

Japan – 24.2% – continued

Yamaha Corp.	56,100	$2,972

Yamaha Motor Co. Ltd.	113,300	3,177

Yamato Holdings Co. Ltd.	125,600	3,857

Yamazaki Baking Co. Ltd.	51,105	1,023

Yaskawa Electric Corp.	98,000	2,907

Yokogawa Electric Corp.	91,200	1,929

Yokohama Rubber (The) Co. Ltd.	50,000	1,078
		1,426,158

Jersey – 0.1%

Randgold Resources Ltd.	38,393	2,723

Macau – 0.1%

MGM China Holdings Ltd.	354,516	555

Sands China Ltd.	963,099	4,312

Wynn Macau Ltd.	635,746	1,442
		6,309

Mexico – 0.0%

Fresnillo PLC	93,378	998

Netherlands – 4.8%

ABN AMRO Group N.V. – CVA (Amsterdam Exchange) (3)	169,490	4,614

Aegon N.V.	731,180	4,743

Akzo Nobel N.V.	101,164	9,459

ArcelorMittal	264,991	8,217

ASML Holding N.V.	164,782	30,770

EXOR N.V.	44,266	2,967

Heineken Holding N.V.	45,790	4,146

Heineken N.V.	104,697	9,803

ING Groep N.V.	1,564,886	20,288

Koninklijke Ahold Delhaize N.V.	500,280	11,471

Koninklijke DSM N.V.	73,029	7,735

Koninklijke KPN N.V.	1,363,170	3,595

Koninklijke Philips N.V.	378,041	17,218

Koninklijke Vopak N.V.	28,032	1,381

NN Group N.V.	124,894	5,564

NXP Semiconductors N.V.	138,552	11,846

QIAGEN N.V. *	92,874	3,515

Randstad N.V.	48,516	2,589

Royal Dutch Shell PLC, Class A	1,848,318	63,449

Royal Dutch Shell PLC, Class B	1,505,774	52,695

Wolters Kluwer N.V.	116,110	7,236
		283,301

New Zealand – 0.2%

a2 Milk Co. Ltd. *	298,711	2,227

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

New Zealand – 0.2% – continued

Auckland International Airport Ltd.	383,461	$1,856

Fisher & Paykel Healthcare Corp. Ltd.	230,877	2,303

Fletcher Building Ltd. *	337,802	1,454

Meridian Energy Ltd.	544,696	1,186

Ryman Healthcare Ltd.	169,526	1,573

Spark New Zealand Ltd.	731,102	1,962
		12,561

Norway – 0.8%

Aker BP ASA	42,438	1,801

DNB ASA	391,048	8,227

Equinor ASA	469,376	13,231

Gjensidige Forsikring ASA	83,664	1,410

Marine Harvest ASA	169,883	3,935

Norsk Hydro ASA	548,199	3,291

Orkla ASA	331,163	2,798

Schibsted ASA, Class B	39,175	1,358

Telenor ASA	299,405	5,853

Yara International ASA	72,341	3,546
		45,450

Portugal – 0.2%

Banco Espirito Santo S.A. (Registered) *(2)	882,815	–

EDP – Energias de Portugal S.A.	1,024,440	3,784

Galp Energia SGPS S.A.	202,714	4,019

Jeronimo Martins SGPS S.A.	98,590	1,452
		9,255

Singapore – 1.2%

Ascendas Real Estate Investment Trust	988,279	1,906

CapitaLand Commercial Trust	1,065,436	1,387

CapitaLand Ltd.	1,026,350	2,526

CapitaLand Mall Trust	930,400	1,515

City Developments Ltd.	158,900	1,057

ComfortDelGro Corp. Ltd.	837,600	1,487

DBS Group Holdings Ltd.	725,170	13,802

Genting Singapore Ltd.	2,410,680	1,866

Golden Agri-Resources Ltd.	2,703,292	494

Jardine Cycle & Carriage Ltd.	41,373	968

Keppel Corp. Ltd.	584,550	2,975

Oversea-Chinese Banking Corp. Ltd.	1,258,144	10,521

SATS Ltd.	284,700	1,087

Sembcorp Industries Ltd.	414,444	935

Singapore Airlines Ltd.	225,234	1,604

Singapore Exchange Ltd.	335,200	1,806

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

Singapore – 1.2% – continued

Singapore Press Holdings Ltd.	673,095	$1,413

Singapore Technologies Engineering Ltd.	651,200	1,695

Singapore Telecommunications Ltd.	3,260,125	7,719

Suntec Real Estate Investment Trust	896,900	1,266

United Overseas Bank Ltd.	534,649	10,565

UOL Group Ltd.	213,780	1,077

Venture Corp. Ltd.	111,400	1,436

Wilmar International Ltd.	730,800	1,719
		72,826

South Africa – 0.1%

Investec PLC	268,418	1,883

Mediclinic International PLC	155,918	871
		2,754

Spain – 2.9%

ACS Actividades de Construccion y Servicios S.A.	103,257	4,376

Aena S.M.E. S.A. (3)	26,991	4,669

Amadeus IT Group S.A.	176,602	16,388

Banco Bilbao Vizcaya Argentaria S.A.	2,679,468	16,941

Banco de Sabadell S.A.	2,294,526	3,561

Banco Santander S.A.	6,486,806	32,421

Bankia S.A.	500,130	1,948

Bankinter S.A.	273,775	2,521

CaixaBank S.A.	1,439,913	6,540

Enagas S.A.	91,648	2,474

Endesa S.A.	129,345	2,793

Ferrovial S.A.	194,837	4,029

Grifols S.A.	121,738	3,425

Iberdrola S.A.	2,399,492	17,579

Industria de Diseno Textil S.A.	438,648	13,264

Mapfre S.A.	415,464	1,296

Naturgy Energy Group S.A.	140,847	3,844

Red Electrica Corp. S.A.	175,989	3,678

Repsol S.A.	544,387	10,848

Siemens Gamesa Renewable Energy S.A. *	97,291	1,228

Telefonica S.A.	1,879,767	14,814
		168,637

Sweden – 2.7%

Alfa Laval AB	119,903	3,247

Assa Abloy AB, Class B	405,141	8,144

Atlas Copco AB, Class A	271,266	7,809

Atlas Copco AB, Class B	155,949	4,157

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

Sweden – 2.7% – continued

Boliden AB	111,235	$3,097

Electrolux AB, Class B	98,286	2,162

Epiroc AB, Class A *	266,892	2,982

Epiroc AB, Class B *	153,855	1,583

Essity AB, Class B	243,115	6,106

Hennes & Mauritz AB, Class B	350,877	6,477

Hexagon AB, Class B	104,795	6,136

Husqvarna AB, Class B	169,518	1,442

ICA Gruppen AB	33,418	1,060

Industrivarden AB, Class C	63,541	1,411

Investor AB, Class B	183,167	8,457

Kinnevik AB, Class B	95,735	2,891

L E Lundbergforetagen AB, Class B	31,722	1,068

Lundin Petroleum AB	75,907	2,897

Millicom International Cellular S.A. SDR	26,834	1,540

Nordea Bank AB	1,221,108	13,296

Sandvik AB	454,396	8,065

Securitas AB, Class B	125,469	2,183

Skandinaviska Enskilda Banken AB, Class A	652,234	7,276

Skanska AB, Class B	138,529	2,718

SKF AB, Class B	154,222	3,039

Svenska Handelsbanken AB, Class A	612,475	7,728

Swedbank AB, Class A	363,237	8,996

Swedish Match AB	72,686	3,719

Tele2 AB, Class B	146,530	1,761

Telefonaktiebolaget LM Ericsson, Class B	1,234,300	10,929

Telia Co. AB	1,127,787	5,176

Volvo AB, Class B	628,173	11,094
		158,646

Switzerland – 8.7%

ABB Ltd. (Registered)	739,882	17,508

Adecco Group A.G. (Registered)	66,168	3,471

Baloise Holding A.G. (Registered)	19,574	2,982

Barry Callebaut A.G. (Registered)	917	1,736

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	428	2,999

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	41	3,362

Cie Financiere Richemont S.A. (Registered)	209,606	17,065

Clariant A.G. (Registered) *	80,877	2,102

Coca-Cola HBC A.G. – CDI *	82,344	2,801

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

Switzerland – 8.7% – continued

Credit Suisse Group A.G. (Registered) *	1,025,648	$15,392

Dufry A.G. (Registered) *	12,983	1,462

EMS-Chemie Holding A.G. (Registered)	3,304	1,967

Ferguson PLC	93,110	7,899

Geberit A.G. (Registered)	14,667	6,797

Givaudan S.A. (Registered)	3,687	9,057

Glencore PLC *	4,633,558	19,974

Julius Baer Group Ltd. *	88,708	4,434

Kuehne + Nagel International A.G. (Registered)	21,977	3,479

LafargeHolcim Ltd. (Registered) *	142,313	7,018

LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange) *	53,665	2,647

Lonza Group A.G. (Registered) *	29,881	10,190

Nestle S.A. (Registered)	1,252,707	104,358

Novartis A.G. (Registered)	873,505	75,260

Pargesa Holding S.A. (Bearer)	15,979	1,282

Partners Group Holding A.G.	6,920	5,485

Roche Holding A.G. (Genusschein)	282,601	68,384

Schindler Holding A.G. (Participation Certificate)	16,153	4,022

Schindler Holding A.G. (Registered)	8,037	1,937

SGS S.A. (Registered)	2,123	5,585

Sika A.G. (Registered)	52,095	7,575

Sonova Holding A.G. (Registered)	22,096	4,396

STMicroelectronics N.V.	277,309	5,045

Straumann Holding A.G. (Registered)	4,206	3,162

Swatch Group (The) A.G. (Bearer)	12,215	4,852

Swatch Group (The) A.G. (Registered)	22,743	1,771

Swiss Life Holding A.G. (Registered) *	13,902	5,264

Swiss Prime Site A.G. (Registered) *	28,702	2,446

Swiss Re A.G.	126,175	11,636

Swisscom A.G. (Registered)	10,536	4,781

Temenos A.G. (Registered) *	24,086	3,901

UBS Group A.G. (Registered) *	1,548,538	24,422

Vifor Pharma A.G.	18,519	3,210

Zurich Insurance Group A.G.	60,907	19,232
		512,348

United Arab Emirates – 0.0%

NMC Health PLC	42,362	1,873

United Kingdom – 14.7%

3i Group PLC	386,635	4,738

Admiral Group PLC	79,115	2,143

Anglo American PLC	421,214	9,435

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

United Kingdom – 14.7% – continued

Ashtead Group PLC	197,459	$6,267

Associated British Foods PLC	142,554	4,254

AstraZeneca PLC	509,195	39,670

Auto Trader Group PLC (3)	388,491	2,261

Aviva PLC	1,606,384	10,234

Babcock International Group PLC	106,993	1,008

BAE Systems PLC	1,284,023	10,532

Barclays PLC	6,874,758	15,370

Barratt Developments PLC	412,768	3,049

Berkeley Group Holdings (The) PLC	52,326	2,508

BP PLC	8,024,173	61,564

British American Tobacco PLC	922,770	43,081

British Land (The) Co. PLC	377,576	3,033

BT Group PLC	3,386,496	9,935

Bunzl PLC	132,388	4,161

Burberry Group PLC	166,892	4,383

Centrica PLC	2,240,467	4,519

CNH Industrial N.V.	410,381	4,922

Coca-Cola European Partners PLC	88,422	4,021

Compass Group PLC	635,571	14,132

ConvaTec Group PLC (3)	544,841	1,649

Croda International PLC	53,346	3,612

Diageo PLC	988,509	35,007

Direct Line Insurance Group PLC	557,737	2,352

easyJet PLC	67,181	1,149

Experian PLC	371,202	9,533

Fiat Chrysler Automobiles N.V. *	186,041	3,262

Fiat Chrysler Automobiles N.V. (New York Exchange) *	246,814	4,322

G4S PLC	611,549	1,926

GlaxoSmithKline PLC	1,993,246	39,935

Hammerson PLC	323,750	1,926

Hargreaves Lansdown PLC	113,206	3,294

HSBC Holdings PLC	8,074,064	70,481

Imperial Brands PLC	383,126	13,325

Informa PLC	495,875	4,921

InterContinental Hotels Group PLC	73,633	4,583

International Consolidated Airlines Group S.A. – CDI	249,272	2,133

Intertek Group PLC	64,325	4,182

ITV PLC	1,476,196	3,034

J Sainsbury PLC	713,936	2,992

John Wood Group PLC	275,418	2,770

Johnson Matthey PLC	78,981	3,662

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

United Kingdom – 14.7% – continued

Kingfisher PLC	880,380	$2,959

Land Securities Group PLC	300,575	3,458

Legal & General Group PLC	2,404,863	8,209

Lloyds Banking Group PLC	28,995,540	22,376

London Stock Exchange Group PLC	126,307	7,546

Marks & Spencer Group PLC	655,405	2,464

Meggitt PLC	312,060	2,302

Melrose Industries PLC	1,937,731	5,041

Merlin Entertainments PLC (3)	283,588	1,479

Micro Focus International PLC	178,308	3,304

Mondi PLC	146,340	4,007

National Grid PLC	1,355,642	13,979

Next PLC	57,122	4,087

Pearson PLC	317,823	3,680

Persimmon PLC	122,935	3,786

Prudential PLC	1,043,064	23,919

Reckitt Benckiser Group PLC	268,936	24,568

RELX PLC (London Exchange)	796,414	16,757

Rio Tinto Ltd.	166,697	9,442

Rio Tinto PLC	475,936	24,012

Rolls-Royce Holdings PLC *	673,076	8,653

Royal Bank of Scotland Group PLC	1,919,685	6,206

Royal Mail PLC	367,185	2,281

RSA Insurance Group PLC	416,490	3,119

Sage Group (The) PLC	430,879	3,290

Schroders PLC	50,654	2,041

Segro PLC	407,617	3,387

Severn Trent PLC	95,726	2,305

Sky PLC	414,457	9,340

Smith & Nephew PLC	350,185	6,382

Smiths Group PLC	161,123	3,140

SSE PLC	404,334	6,036

St. James’s Place PLC	214,840	3,199

Standard Chartered PLC	1,122,513	9,296

Standard Life Aberdeen PLC	1,065,261	4,242

Taylor Wimpey PLC	1,336,769	2,988

Tesco PLC	3,934,165	12,289

Travis Perkins PLC	102,486	1,421

Unilever N.V. – CVA	620,954	34,577

Unilever PLC	491,399	26,988

United Utilities Group PLC	277,341	2,543

Vodafone Group PLC	10,720,826	22,985

Weir Group (The) PLC	98,121	2,255

Whitbread PLC	74,928	4,604

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% (1) – continued

United Kingdom – 14.7% – continued

Wm Morrison Supermarkets PLC	904,835	$3,058

WPP PLC	509,896	7,454
		866,724

United States – 0.5%

Carnival PLC	72,660	4,513

Shire PLC	367,615	22,179
		26,692
Total Common Stocks
(Cost $4,644,394)		5,769,318

PREFERRED STOCKS – 0.6% (1)

Germany – 0.6%

Bayerische Motoren Werke A.G., 5.92% (4)	21,867	1,716

FUCHS PETROLUB S.E., 1.86% (4)	27,349	1,528

Henkel A.G. & Co. KGaA, 1.78% (4)	71,597	8,405

Porsche Automobil Holding S.E., 3.02% (4)	61,038	4,110

Sartorius A.G., 0.36% (4)	14,507	2,354

Schaeffler A.G., 5.09% (4)	70,665	901

Volkswagen A.G., 2.60% (4)	74,524	13,082
		32,096
Total Preferred Stocks
(Cost $26,827)		32,096

RIGHTS – 0.0%

Australia – 0.0%

Harvey Norman Holdings Ltd. *	13,800	8
Total Rights
(Cost $–)		8

INVESTMENT COMPANIES – 0.6%

iShares Core MSCI EAFE ETF	258,300	16,552

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (5)(6)	18,160,760	18,161
Total Investment Companies
(Cost $34,293)		34,713

Total Investments – 99.1%
(Cost $4,705,514)		5,836,135

Other Assets less Liabilities – 0.9%		54,645
Net Assets – 100.0%		$5,890,780

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2018 is disclosed.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	United States Dollar	538	Australian Dollar	744	12/19/18	$–*
BNY Mellon	United States Dollar	498	Norwegian Krone	4,092	12/19/18	7
Citibank	Euro	1,079	United States Dollar	1,270	12/19/18	9
Citibank	Japanese Yen	907,630	United States Dollar	8,076	12/19/18	34
Goldman Sachs	British Pound	577	United States Dollar	760	12/19/18	4
Goldman Sachs	Euro	890	United States Dollar	1,050	12/19/18	9
Goldman Sachs	Swiss Franc	2,341	United States Dollar	2,443	12/19/18	39
Goldman Sachs	United States Dollar	1,444	Swedish Krona	12,878	12/19/18	16
JPMorgan Chase	Swiss Franc	353	United States Dollar	370	12/19/18	8
Subtotal Appreciation						126
BNP	United States Dollar	4,703	British Pound	3,578	12/19/18	(20)
Citibank	United States Dollar	718	Australian Dollar	989	12/19/18	(3)
Citibank	United States Dollar	1,856	British Pound	1,403	12/19/18	(21)
Citibank	United States Dollar	3,449	Euro	2,917	12/19/18	(39)
Citibank	United States Dollar	292	Swedish Krona	2,557	12/19/18	(2)
Citibank	United States Dollar	876	Swiss Franc	842	12/19/18	(11)
Goldman Sachs	United States Dollar	11,520	Euro	9,791	12/19/18	(74)
Goldman Sachs	United States Dollar	7,935	Japanese Yen	881,653	12/19/18	(123)
Subtotal Depreciation						(293)

Total						$(167)

*	Amount rounds to less than one thousand.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
Euro Stoxx 50 (Euro)	748	$29,415	Long	12/18	$ 420
FTSE 100 Index (British Pound)	160	15,612	Long	12/18	426
Hang Seng Index (Hong Kong Dollar)	14	2,493	Long	10/18	19
SPI 200 Index (Australian Dollar)	56	6,268	Long	12/18	37
Topix Index (Japanese Yen)	121	19,356	Long	12/18	1,422

Total					$2,324

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	5.5%
Consumer Discretionary	11.0
Consumer Staples	11.1
Energy	6.1
Financials	19.9
Health Care	11.1
Industrials	14.5
Information Technology	6.1
Materials	8.1
Real Estate	3.4
Utilities	3.2

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

At September 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.6%
Japanese Yen	24.5
British Pound	17.5
Swiss Franc	8.1
Australian Dollar	6.8
All other currencies less than 5%	11.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Australia	$ 6,716	$ 391,077	$–	$ 397,793
Austria	1,710	12,182	–	13,892
Belgium	1,122	57,686	–	58,808
Finland	19,463	41,975	–	61,438
France	19,399	617,900	–	637,299
Germany	183,535	330,672	–	514,207
Hong Kong	2,126	194,587	–	196,713
Ireland	3,404	35,439	–	38,843
Israel	14,351	17,313	–	31,664
Italy	6,786	110,660	–	117,446
Japan	220,798	1,205,360	–	1,426,158
Netherlands	15,361	267,940	–	283,301
New Zealand	5,345	7,216	–	12,561
Norway	12,586	32,864	–	45,450
Spain	6,318	162,319	–	168,637
Sweden	8,144	150,502	–	158,646
Switzerland	4,781	507,567	–	512,348
United Kingdom	22,907	843,817	–	866,724
All Other Countries (1)	–	227,390	–	227,390
Total Common Stocks	554,852	5,214,466	–	5,769,318
Preferred Stocks (1)	–	32,096	–	32,096
Rights (1)	8	–	–	8
Investment Companies	34,713	–	–	34,713
Total Investments	$589,573	$5,246,562	$–	$5,836,135

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$126	$–	$126
Futures Contracts	2,324	–	–	2,324
Liabilities
Forward Foreign Currency Exchange Contracts	–	(293)	–	(293)
Total Other Financial Instruments	$2,324	$(167)	$–	$2,157

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9%

Aerospace & Defense – 1.2%

Esterline Technologies Corp. *	35,110	$3,193

KLX, Inc. *	67,389	4,231

MSA Safety, Inc.	46,358	4,934

Teledyne Technologies, Inc. *	47,644	11,753

Woodward, Inc.	73,546	5,947
		30,058

Apparel & Textile Products – 0.6%

Carter’s, Inc.	61,619	6,076

Deckers Outdoor Corp. *	39,881	4,729

Skechers U.S.A., Inc., Class A *	179,041	5,000
		15,805

Asset Management – 1.0%

Eaton Vance Corp.	156,391	8,220

Federated Investors, Inc., Class B	126,697	3,056

Janus Henderson Group PLC	223,163	6,016

Legg Mason, Inc.	113,541	3,546

Stifel Financial Corp.	94,357	4,837
		25,675

Automotive – 0.9%

Adient PLC	115,142	4,526

Dana, Inc.	191,332	3,572

Delphi Technologies PLC	117,954	3,699

Gentex Corp.	356,697	7,655

Visteon Corp. *	38,897	3,614
		23,066

Banking – 7.7%

Associated Banc-Corp	228,073	5,930

BancorpSouth Bank	118,998	3,891

Bank of Hawaii Corp.	55,692	4,395

Bank OZK	160,243	6,083

Cathay General Bancorp	102,365	4,242

Chemical Financial Corp.	94,795	5,062

Commerce Bancshares, Inc.	125,815	8,306

Cullen/Frost Bankers, Inc.	84,730	8,849

East West Bancorp, Inc.	191,890	11,584

First Horizon National Corp.	430,711	7,434

FNB Corp.	430,264	5,473

Fulton Financial Corp.	233,303	3,885

Hancock Whitney Corp.	113,284	5,387

Home BancShares, Inc.	213,013	4,665

International Bancshares Corp.	72,774	3,275

MB Financial, Inc.	111,686	5,150

New York Community Bancorp, Inc.	651,491	6,756

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Banking – 7.7% – continued

PacWest Bancorp	162,289	$7,733

Pinnacle Financial Partners, Inc.	97,043	5,837

Prosperity Bancshares, Inc.	87,932	6,098

Signature Bank	73,386	8,428

Sterling Bancorp	299,566	6,590

Synovus Financial Corp.	155,470	7,119

TCF Financial Corp.	221,890	5,283

Texas Capital Bancshares, Inc. *	66,483	5,495

Trustmark Corp.	90,188	3,035

UMB Financial Corp.	59,758	4,237

Umpqua Holdings Corp.	292,397	6,082

United Bankshares, Inc.	137,618	5,002

Valley National Bancorp	439,289	4,942

Washington Federal, Inc.	110,571	3,538

Webster Financial Corp.	122,318	7,212

Wintrust Financial Corp.	74,740	6,348
		193,346

Biotechnology & Pharmaceuticals – 0.9%

Akorn, Inc. *	125,936	1,635

Exelixis, Inc. *	395,111	7,001

Mallinckrodt PLC *	110,398	3,236

Prestige Consumer Healthcare, Inc. *	68,548	2,597

United Therapeutics Corp. *	57,850	7,398
		21,867

Chemicals – 2.6%

Ashland Global Holdings, Inc.	82,894	6,951

Cabot Corp.	81,550	5,115

Chemours (The) Co.	234,493	9,248

Minerals Technologies, Inc.	46,645	3,153

NewMarket Corp.	11,845	4,803

Olin Corp.	220,860	5,672

PolyOne Corp.	105,841	4,627

RPM International, Inc.	176,929	11,490

Sensient Technologies Corp.	56,235	4,303

Valvoline, Inc.	252,893	5,440

Versum Materials, Inc.	144,732	5,212
		66,014

Commercial Services – 0.9%

Brink’s (The) Co.	67,646	4,719

Deluxe Corp.	62,946	3,584

Healthcare Services Group, Inc.	97,988	3,980

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Commercial Services – 0.9% – continued

ManpowerGroup, Inc.	86,039	$7,396

Sotheby’s *	48,325	2,377
		22,056

Construction Materials – 1.1%

Carlisle Cos., Inc.	79,205	9,647

Eagle Materials, Inc.	63,296	5,395

Louisiana-Pacific Corp.	189,255	5,014

MDU Resources Group, Inc.	259,482	6,666
		26,722

Consumer Products – 2.9%

Boston Beer (The) Co., Inc., Class A *	11,449	3,292

Edgewell Personal Care Co. *	71,878	3,323

Energizer Holdings, Inc.	79,296	4,651

Flowers Foods, Inc.	243,302	4,540

Hain Celestial Group (The), Inc. *	118,527	3,214

Helen of Troy Ltd. *	34,926	4,572

Ingredion, Inc.	94,185	9,886

Lamb Weston Holdings, Inc.	194,204	12,934

Lancaster Colony Corp.	25,893	3,863

Nu Skin Enterprises, Inc., Class A	73,419	6,051

Post Holdings, Inc. *	88,346	8,661

Sanderson Farms, Inc.	26,499	2,739

Tootsie Roll Industries, Inc.	24,650	721

TreeHouse Foods, Inc. *	74,580	3,569
		72,016

Consumer Services – 1.0%

Aaron’s, Inc.	91,723	4,995

Adtalem Global Education, Inc. *	79,331	3,824

Graham Holdings Co., Class B	5,844	3,385

Service Corp. International	239,109	10,569

Weight Watchers International, Inc. *	51,231	3,688
		26,461

Containers & Packaging – 1.2%

AptarGroup, Inc.	82,430	8,881

Bemis Co., Inc.	120,864	5,874

Greif, Inc., Class A	34,278	1,839

Owens-Illinois, Inc. *	211,069	3,966

Silgan Holdings, Inc.	102,577	2,852

Sonoco Products Co.	132,266	7,341
		30,753

Design, Manufacturing & Distribution – 1.1%

Arrow Electronics, Inc. *	115,855	8,541

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Design, Manufacturing & Distribution – 1.1% – continued

Avnet, Inc.	153,453	$6,870

Jabil, Inc.	203,228	5,503

SYNNEX Corp.	39,923	3,382

Tech Data Corp. *	50,841	3,639
		27,935

Distributors – Consumer Staples – 0.1%

United Natural Foods, Inc. *	67,376	2,018

Distributors – Discretionary – 0.4%

Pool Corp.	53,532	8,933

Electrical Equipment – 3.8%

Acuity Brands, Inc.	53,275	8,375

Belden, Inc.	54,007	3,856

Cognex Corp.	228,106	12,733

Hubbell, Inc.	72,612	9,699

Keysight Technologies, Inc. *	248,308	16,458

Lennox International, Inc.	48,035	10,491

Littelfuse, Inc.	33,341	6,598

National Instruments Corp.	148,999	7,201

nVent Electric PLC	215,668	5,857

Trimble, Inc. *	331,148	14,392
		95,660

Engineering & Construction Services – 0.9%

AECOM *	213,045	6,958

Dycom Industries, Inc. *	41,507	3,512

EMCOR Group, Inc.	77,160	5,796

Granite Construction, Inc.	60,403	2,760

KBR, Inc.	186,814	3,947
		22,973

Forest & Paper Products – 0.2%

Domtar Corp.	83,446	4,353

Gaming, Lodging & Restaurants – 3.3%

Boyd Gaming Corp.	107,188	3,628

Brinker International, Inc.	54,238	2,535

Cheesecake Factory (The), Inc.	55,679	2,981

Churchill Downs, Inc.	15,828	4,395

Cracker Barrel Old Country Store, Inc.	31,890	4,692

Domino’s Pizza, Inc.	55,523	16,368

Dunkin’ Brands Group, Inc.	111,087	8,189

Eldorado Resorts, Inc. *	86,144	4,187

Jack in the Box, Inc.	36,129	3,029

Marriott Vacations Worldwide Corp.	54,418	6,081

Papa John’s International, Inc.	29,752	1,526

Scientific Games Corp. *	72,722	1,847

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Gaming, Lodging & Restaurants – 3.3% – continued

Texas Roadhouse, Inc.	88,149	$6,108

Wendy’s (The) Co.	248,212	4,254

Wyndham Destinations, Inc.	131,736	5,712

Wyndham Hotels & Resorts, Inc.	132,477	7,362
		82,894

Hardware – 1.9%

ARRIS International PLC *	224,833	5,843

Ciena Corp. *	189,083	5,907

InterDigital, Inc.	46,175	3,694

Lumentum Holdings, Inc. *	82,972	4,974

NCR Corp. *	155,962	4,431

NetScout Systems, Inc. *	96,132	2,427

Pitney Bowes, Inc.	247,397	1,752

Plantronics, Inc.	43,597	2,629

ViaSat, Inc. *	74,239	4,748

Zebra Technologies Corp., Class A *	71,195	12,589
		48,994

Health Care Facilities & Services – 3.4%

Acadia Healthcare Co., Inc. *	117,031	4,120

Catalent, Inc. *	192,019	8,746

Charles River Laboratories International, Inc. *	63,657	8,564

Chemed Corp.	21,331	6,817

Encompass Health Corp.	130,853	10,200

HealthEquity, Inc. *	71,823	6,781

LifePoint Health, Inc. *	51,349	3,307

MEDNAX, Inc. *	123,918	5,782

Molina Healthcare, Inc. *	81,895	12,178

Patterson Cos., Inc.	109,372	2,674

PRA Health Sciences, Inc. *	76,941	8,478

Syneos Health, Inc. *	80,569	4,153

Tenet Healthcare Corp. *	109,964	3,130
		84,930

Home & Office Products – 1.5%

Herman Miller, Inc.	78,923	3,031

HNI Corp.	58,232	2,576

KB Home	114,167	2,730

NVR, Inc. *	4,521	11,170

Scotts Miracle-Gro (The) Co.	52,173	4,108

Tempur Sealy International, Inc. *	60,621	3,207

Toll Brothers, Inc.	179,716	5,936

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Home & Office Products – 1.5% – continued

TRI Pointe Group, Inc. *	201,377	$2,497

Tupperware Brands Corp.	66,277	2,217
		37,472

Industrial Services – 0.5%

MSC Industrial Direct Co., Inc., Class A	60,926	5,368

Watsco, Inc.	42,572	7,582
		12,950

Institutional Financial Services – 0.9%

Evercore, Inc., Class A	54,415	5,471

Interactive Brokers Group, Inc., Class A	99,760	5,518

SEI Investments Co.	174,880	10,685
		21,674

Insurance – 4.1%

Alleghany Corp.	19,799	12,919

American Financial Group, Inc.	93,263	10,349

Aspen Insurance Holdings Ltd.	79,475	3,322

Brown & Brown, Inc.	307,248	9,085

CNO Financial Group, Inc.	218,090	4,628

Genworth Financial, Inc., Class A *	663,224	2,766

Hanover Insurance Group (The), Inc.	56,488	6,969

Kemper Corp.	80,691	6,492

Mercury General Corp.	35,924	1,802

Old Republic International Corp.	376,850	8,434

Primerica, Inc.	57,176	6,892

Reinsurance Group of America, Inc.	84,382	12,198

RenaissanceRe Holdings Ltd.	53,457	7,141

W.R. Berkley Corp.	127,645	10,203
		103,200

Iron & Steel – 1.7%

Allegheny Technologies, Inc. *	167,144	4,939

Carpenter Technology Corp.	62,596	3,690

Commercial Metals Co.	155,413	3,189

Reliance Steel & Aluminum Co.	96,064	8,194

Steel Dynamics, Inc.	311,068	14,057

United States Steel Corp.	234,876	7,159

Worthington Industries, Inc.	53,415	2,316
		43,544

Leisure Products – 0.8%

Brunswick Corp.	114,969	7,705

Polaris Industries, Inc.	77,576	7,831

Thor Industries, Inc.	66,386	5,557
		21,093

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Machinery – 3.9%

AGCO Corp.	88,311	$5,369

Crane Co.	67,029	6,592

Curtiss-Wright Corp.	58,289	8,010

Graco, Inc.	221,672	10,272

IDEX Corp.	101,674	15,318

ITT, Inc.	116,065	7,110

Kennametal, Inc.	108,485	4,726

Lincoln Electric Holdings, Inc.	86,414	8,075

Nordson Corp.	69,397	9,639

Oshkosh Corp.	96,923	6,905

Regal Beloit Corp.	57,603	4,749

Terex Corp.	85,969	3,431

Toro (The) Co.	139,492	8,365
		98,561

Manufactured Goods – 0.3%

Timken (The) Co.	92,014	4,587

Valmont Industries, Inc.	29,683	4,111
		8,698

Media – 1.5%

Acxiom Holdings, Inc. *	102,363	5,058

AMC Networks, Inc., Class A *	60,232	3,996

Cable One, Inc.	6,577	5,811

Cars.com, Inc. *	85,037	2,348

John Wiley & Sons, Inc., Class A	60,310	3,655

Meredith Corp.	52,828	2,697

New York Times (The) Co., Class A	187,065	4,330

TEGNA, Inc.	285,522	3,415

World Wrestling Entertainment, Inc., Class A	57,506	5,563
		36,873

Medical Equipment & Devices – 5.1%

Avanos Medical, Inc. *	62,447	4,278

Bio-Rad Laboratories, Inc., Class A *	26,552	8,310

Bio-Techne Corp.	50,100	10,226

Cantel Medical Corp.	48,101	4,428

Globus Medical, Inc., Class A *	97,358	5,526

Haemonetics Corp. *	68,535	7,853

Hill-Rom Holdings, Inc.	88,070	8,314

ICU Medical, Inc. *	21,979	6,214

Inogen, Inc. *	23,287	5,685

Integra LifeSciences Holdings Corp. *	93,731	6,174

LivaNova PLC *	64,424	7,987

Masimo Corp. *	63,622	7,923

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Medical Equipment & Devices – 5.1% – continued

NuVasive, Inc. *	68,239	$4,844

STERIS PLC	112,082	12,822

Teleflex, Inc.	60,716	16,156

West Pharmaceutical Services, Inc.	97,587	12,049
		128,789

Metals & Mining – 0.4%

Compass Minerals International, Inc.	45,016	3,025

Royal Gold, Inc.	86,950	6,701
		9,726

Oil, Gas & Coal – 5.3%

Apergy Corp. *	102,823	4,479

Callon Petroleum Co. *	301,773	3,618

Chesapeake Energy Corp. *	1,211,530	5,440

CNX Resources Corp. *	282,351	4,041

Core Laboratories N.V.	58,597	6,787

Diamond Offshore Drilling, Inc. *	84,661	1,693

Dril-Quip, Inc. *	49,844	2,604

Energen Corp. *	108,615	9,359

Ensco PLC, Class A	580,735	4,901

Gulfport Energy Corp. *	209,446	2,180

Matador Resources Co. *	137,820	4,555

McDermott International, Inc. *	238,897	4,403

Murphy Oil Corp.	216,135	7,206

Murphy USA, Inc. *	39,672	3,390

Nabors Industries Ltd.	431,736	2,660

NOW, Inc. *	142,986	2,366

Oasis Petroleum, Inc. *	354,130	5,022

Oceaneering International, Inc. *	130,249	3,595

Patterson-UTI Energy, Inc.	291,953	4,995

PBF Energy, Inc., Class A	158,865	7,929

QEP Resources, Inc. *	315,845	3,575

Range Resources Corp.	274,329	4,661

Rowan Cos. PLC, Class A *	168,541	3,174

SM Energy Co.	136,273	4,297

Southwestern Energy Co. *	777,029	3,971

Superior Energy Services, Inc. *	203,255	1,980

Transocean Ltd. *	569,687	7,947

TravelCenters of America LLC – (Fractional Shares) *(1)	80,000	–

World Fuel Services Corp.	89,563	2,479

WPX Energy, Inc. *	524,506	10,553
		133,860

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Passenger Transportation – 0.3%

JetBlue Airways Corp. *	414,904	$8,033

Real Estate – 0.5%

Jones Lang LaSalle, Inc.	60,443	8,723

Realogy Holdings Corp.	164,341	3,392
		12,115

Real Estate Investment Trusts – 8.0%

Alexander & Baldwin, Inc.	89,134	2,022

American Campus Communities, Inc.	181,600	7,475

Camden Property Trust	122,857	11,496

CoreCivic, Inc.	157,490	3,832

CoreSite Realty Corp.	48,654	5,407

Corporate Office Properties Trust	136,793	4,081

Cousins Properties, Inc.	558,027	4,961

CyrusOne, Inc.	138,711	8,794

Douglas Emmett, Inc.	213,852	8,066

EPR Properties	98,554	6,742

First Industrial Realty Trust, Inc.	167,615	5,263

GEO Group (The), Inc.	161,447	4,062

Healthcare Realty Trust, Inc.	166,252	4,865

Highwoods Properties, Inc.	137,356	6,491

Hospitality Properties Trust	218,351	6,297

JBG SMITH Properties	143,524	5,286

Kilroy Realty Corp.	133,397	9,563

Lamar Advertising Co., Class A	112,192	8,729

LaSalle Hotel Properties	146,624	5,072

Liberty Property Trust	196,296	8,293

Life Storage, Inc.	61,774	5,878

Mack-Cali Realty Corp.	119,285	2,536

Medical Properties Trust, Inc.	484,635	7,226

National Retail Properties, Inc.	208,060	9,325

Omega Healthcare Investors, Inc.	265,577	8,703

PotlatchDeltic Corp.	83,195	3,407

Rayonier, Inc.	171,844	5,810

Rayonier, Inc. – (Fractional Shares) (1)	50,000	–

Sabra Health Care REIT, Inc.	235,571	5,446

Senior Housing Properties Trust	315,756	5,545

Tanger Factory Outlet Centers, Inc.	124,946	2,859

Taubman Centers, Inc.	81,024	4,848

Uniti Group, Inc.	232,937	4,694

Urban Edge Properties	151,066	3,336

Weingarten Realty Investors	157,619	4,691
		201,101

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Recreational Facilities & Services – 0.9%

Cinemark Holdings, Inc.	141,199	$5,676

International Speedway Corp., Class A	32,288	1,414

Live Nation Entertainment, Inc. *	182,941	9,965

Six Flags Entertainment Corp.	94,729	6,614
		23,669

Renewable Energy – 0.4%

EnerSys	55,937	4,874

First Solar, Inc. *	100,038	4,844
		9,718

Retail – Consumer Staples – 1.2%

Big Lots, Inc.	53,474	2,235

Casey’s General Stores, Inc.	48,512	6,263

Five Below, Inc. *	73,869	9,608

Ollie’s Bargain Outlet Holdings, Inc. *	68,172	6,551

Sprouts Farmers Market, Inc. *	168,470	4,618
		29,275

Retail – Discretionary – 1.6%

American Eagle Outfitters, Inc.	223,575	5,551

AutoNation, Inc. *	76,239	3,168

Avis Budget Group, Inc. *	88,205	2,835

Bed Bath & Beyond, Inc.	185,814	2,787

Dick’s Sporting Goods, Inc.	101,461	3,600

Dillard’s, Inc., Class A	25,505	1,947

Michaels (The) Cos., Inc. *	129,494	2,102

Sally Beauty Holdings, Inc. *	159,276	2,929

Signet Jewelers Ltd.	68,826	4,538

Urban Outfitters, Inc. *	101,117	4,136

Williams-Sonoma, Inc.	106,807	7,019
		40,612

Semiconductors – 2.4%

Cirrus Logic, Inc. *	81,001	3,127

Coherent, Inc. *	32,218	5,548

Cree, Inc. *	134,950	5,111

Cypress Semiconductor Corp.	479,247	6,944

Integrated Device Technology, Inc. *	171,717	8,072

MKS Instruments, Inc.	72,644	5,822

Monolithic Power Systems, Inc.	51,558	6,472

Silicon Laboratories, Inc. *	57,424	5,272

Synaptics, Inc. *	47,086	2,148

Teradyne, Inc.	247,161	9,140

Vishay Intertechnology, Inc.	175,986	3,581
		61,237

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Software – 4.1%

ACI Worldwide, Inc. *	153,389	$4,316

Allscripts Healthcare Solutions, Inc. *	231,458	3,298

Blackbaud, Inc.	64,478	6,543

CDK Global, Inc.	171,618	10,737

CommVault Systems, Inc. *	50,930	3,565

Fortinet, Inc. *	190,643	17,591

j2 Global, Inc.	62,015	5,138

LogMeIn, Inc.	68,766	6,127

Manhattan Associates, Inc. *	87,199	4,761

PTC, Inc. *	140,613	14,932

Tyler Technologies, Inc. *	51,253	12,560

Ultimate Software Group (The), Inc. *	41,371	13,329
		102,897

Specialty Finance – 2.1%

First American Financial Corp.	148,166	7,644

GATX Corp.	50,172	4,344

Jack Henry & Associates, Inc.	102,325	16,380

LendingTree, Inc. *	9,855	2,268

Navient Corp.	312,056	4,207

SLM Corp. *	578,042	6,445

WEX, Inc. *	57,130	11,469
		52,757

Technology Services – 3.7%

Convergys Corp.	120,761	2,867

CoreLogic, Inc. *	107,286	5,301

Dun & Bradstreet (The) Corp.	49,286	7,024

FactSet Research Systems, Inc.	50,849	11,375

Fair Isaac Corp. *	38,641	8,831

Leidos Holdings, Inc.	199,518	13,799

MarketAxess Holdings, Inc.	49,760	8,882

MAXIMUS, Inc.	85,151	5,540

Medidata Solutions, Inc. *	79,181	5,805

Perspecta, Inc.	189,675	4,878

Sabre Corp.	331,930	8,657

Science Applications International Corp.	56,431	4,548

Teradata Corp. *	157,892	5,954
		93,461

Telecom – 0.1%

Telephone & Data Systems, Inc.	122,119	3,716

Transportation & Logistics – 1.9%

Genesee & Wyoming, Inc., Class A *	78,818	7,171

Kirby Corp. *	71,378	5,871

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Transportation & Logistics – 1.9% – continued

Knight-Swift Transportation Holdings, Inc.	169,550	$5,846

Landstar System, Inc.	54,502	6,649

Old Dominion Freight Line, Inc.	86,991	14,028

Ryder System, Inc.	70,532	5,154

Werner Enterprises, Inc.	58,887	2,082
		46,801

Transportation Equipment – 0.8%

Trinity Industries, Inc.	195,846	7,176

Wabtec Corp.	113,853	11,941
		19,117

Utilities – 4.2%

ALLETE, Inc.	68,079	5,107

Aqua America, Inc.	235,360	8,685

Atmos Energy Corp.	147,572	13,858

Black Hills Corp.	71,200	4,136

Hawaiian Electric Industries, Inc.	144,705	5,150

IDACORP, Inc.	66,910	6,639

National Fuel Gas Co.	114,186	6,401

New Jersey Resources Corp.	117,314	5,408

NorthWestern Corp.	66,670	3,911

OGE Energy Corp.	264,339	9,601

ONE Gas, Inc.	69,700	5,735

PNM Resources, Inc.	105,076	4,145

Southwest Gas Holdings, Inc.	65,051	5,141

UGI Corp.	230,696	12,799

Vectren Corp.	110,347	7,889
		104,605

Waste & Environment Services & Equipment – 0.6%

Clean Harbors, Inc. *	67,852	4,857

Donaldson Co., Inc.	171,033	9,964
		14,821
Total Common Stocks
(Cost $1,768,283)		2,412,904

INVESTMENT COMPANIES – 3.7%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (2)(3)	93,491,023	93,491
Total Investment Companies
(Cost $93,491)		93,491

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 2.11%, 1/10/19 (4)(5)	$4,900	$4,870
Total Short-Term Investments
(Cost $4,871)		4,870

Total Investments – 99.8%
(Cost $1,866,645)		2,511,265

Other Assets less Liabilities – 0.2%		5,270
NET ASSETS – 100.0%		$2,516,535

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2018 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini S&P MidCap 400	529	$107,133	Long	12/18	$(1,053)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.1%
Consumer Discretionary	11.6
Consumer Staples	3.3
Energy	5.3
Financials	16.0
Health Care	10.2
Industrials	14.7
Information Technology	16.6
Materials	6.8
Real Estate	8.8
Utilities	4.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$2,412,904	$–	$–	$2,412,904
Investment Companies	93,491	–	–	93,491
Short-Term Investments	–	4,870	–	4,870
Total Investments	$2,506,395	$4,870	$–	$2,511,265

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contract	$(1,053)	$–	$–	$(1,053)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0%

Aerospace & Defense – 1.4%

AAR Corp.	19,357	$927

Aerojet Rocketdyne Holdings, Inc. *	41,744	1,419

Aerovironment, Inc. *	12,666	1,421

American Outdoor Brands Corp. *	32,376	503

Astronics Corp. *	12,498	544

Axon Enterprise, Inc. *	34,338	2,350

Ducommun, Inc. *	6,463	264

Esterline Technologies Corp. *	15,633	1,422

KLX, Inc. *	30,069	1,888

Moog, Inc., Class A	19,179	1,649

MSA Safety, Inc.	20,393	2,170

National Presto Industries, Inc.	2,949	382

Sturm Ruger & Co., Inc.	9,940	686

Triumph Group, Inc.	29,247	681

Woodward, Inc.	32,044	2,591
		18,897

Apparel & Textile Products – 0.8%

Albany International Corp., Class A	17,180	1,366

Crocs, Inc. *	40,422	861

Culp, Inc.	6,547	158

Deckers Outdoor Corp. *	18,045	2,140

Fossil Group, Inc. *	27,004	629

Movado Group, Inc.	9,570	401

Oxford Industries, Inc.	9,968	899

Perry Ellis International, Inc. *	7,545	206

Rocky Brands, Inc.	4,137	117

Steven Madden Ltd.	34,728	1,837

Superior Group of Cos., Inc.	5,173	98

Unifi, Inc. *	9,236	262

Weyco Group, Inc.	3,592	126

Wolverine World Wide, Inc.	55,211	2,156
		11,256

Asset Management – 1.0%

Artisan Partners Asset Management, Inc., Class A	28,634	928

Ashford, Inc. *	309	23

Associated Capital Group, Inc., Class A	1,588	68

B. Riley Financial, Inc.	12,326	279

Blucora, Inc. *	28,402	1,143

BrightSphere Investment Group PLC	48,133	597

Cohen & Steers, Inc.	13,463	547

Columbia Financial, Inc. *	30,040	502

Community Bankers Trust Corp. *	13,195	116

Diamond Hill Investment Group, Inc.	1,984	328

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Asset Management – 1.0% – continued

Federated Investors, Inc., Class B	57,937	$1,397

Focus Financial Partners, Inc., Class A *	11,270	535

FRP Holdings, Inc. *	4,262	265

GAMCO Investors, Inc., Class A	2,669	62

Hamilton Lane, Inc., Class A	9,012	399

Kennedy-Wilson Holdings, Inc.	74,878	1,610

Ladenburg Thalmann Financial Services, Inc.	58,047	157

Oppenheimer Holdings, Inc., Class A	5,786	183

PDL Community Bancorp *	5,376	81

Pzena Investment Management, Inc., Class A	10,196	97

Safeguard Scientifics, Inc. *	10,859	101

Siebert Financial Corp. *	4,497	66

Silvercrest Asset Management Group, Inc., Class A	5,240	73

Stifel Financial Corp.	41,509	2,128

Virtus Investment Partners, Inc.	4,128	469

Waddell & Reed Financial, Inc., Class A	46,538	986

Westwood Holdings Group, Inc.	4,851	251

WisdomTree Investments, Inc.	69,105	586
		13,977

Automotive – 0.9%

Altra Industrial Motion Corp.	35,859	1,481

American Axle & Manufacturing Holdings, Inc. *	66,677	1,163

Cooper Tire & Rubber Co.	30,312	858

Cooper-Standard Holdings, Inc. *	10,603	1,272

Dana, Inc.	87,488	1,634

Dorman Products, Inc. *	16,073	1,236

Gentherm, Inc. *	21,944	997

Methode Electronics, Inc.	21,460	777

Miller Industries, Inc.	6,483	174

Modine Manufacturing Co. *	29,638	442

Motorcar Parts of America, Inc. *	11,275	264

Standard Motor Products, Inc.	12,657	623

Superior Industries International, Inc.	14,745	252

Tenneco, Inc.	30,428	1,282

Tower International, Inc.	11,777	356
		12,811

Banking – 10.4%

1st Constitution Bancorp	4,458	92

1st Source Corp.	9,391	494

Access National Corp.	8,965	243

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Banking – 10.4% – continued

ACNB Corp.	4,038	$150

Allegiance Bancshares, Inc. *	7,143	298

Amalgamated Bank, Class A *	5,819	112

American National Bankshares, Inc.	4,901	191

Ameris Bancorp	25,267	1,155

Ames National Corp.	5,049	138

Arrow Financial Corp.	7,118	263

Atlantic Capital Bancshares, Inc. *	15,463	259

Auburn National Bancorporation, Inc.	1,438	55

Axos Financial, Inc. *	35,334	1,215

Banc of California, Inc.	26,010	492

BancFirst Corp.	10,682	640

Banco Latinoamericano de Comercio Exterior S.A.	18,019	377

Bancorp (The), Inc. *	30,532	293

BancorpSouth Bank	56,255	1,840

Bank of Commerce Holdings	9,515	116

Bank of Marin Bancorp	4,115	345

Bank of NT Butterfield & Son (The) Ltd.	32,623	1,692

Bank of Princeton (The) *	3,505	107

BankFinancial Corp.	8,073	129

Bankwell Financial Group, Inc.	3,495	110

Banner Corp.	19,070	1,186

Bar Harbor Bankshares	9,085	261

Baycom Corp. *	6,209	166

BCB Bancorp, Inc.	7,657	106

Beneficial Bancorp, Inc.	40,529	685

Berkshire Hills Bancorp, Inc.	24,297	989

Blue Hills Bancorp, Inc.	13,500	325

Boston Private Financial Holdings, Inc.	49,638	678

Bridge Bancorp, Inc.	10,067	334

Bridgewater Bancshares, Inc. *	3,023	39

Brookline Bancorp, Inc.	47,039	786

Bryn Mawr Bank Corp.	11,787	553

BSB Bancorp, Inc. *	4,854	158

Business First Bancshares, Inc.	6,304	167

Byline Bancorp, Inc. *	9,852	224

C&F Financial Corp.	1,933	114

Cadence BanCorp	43,193	1,128

Cambridge Bancorp	2,238	201

Camden National Corp.	9,337	406

Capital City Bank Group, Inc.	6,574	153

Capitol Federal Financial, Inc.	76,867	979

Capstar Financial Holdings, Inc.	4,453	74

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Banking – 10.4% – continued

Carolina Financial Corp.	12,496	$471

Cathay General Bancorp	46,233	1,916

CB Financial Services, Inc.	2,845	88

CBTX, Inc.	11,278	401

CenterState Bank Corp.	54,692	1,534

Central Pacific Financial Corp.	16,930	447

Central Valley Community Bancorp	7,009	151

Century Bancorp, Inc., Class A	1,747	126

Chemical Financial Corp.	42,611	2,275

Chemung Financial Corp.	1,888	80

Citizens & Northern Corp.	7,089	185

City Holding Co.	8,883	682

Civista Bancshares, Inc.	8,333	201

CNB Financial Corp.	8,854	256

Coastal Financial Corp. *	3,753	64

Codorus Valley Bancorp, Inc.	5,094	159

Columbia Banking System, Inc.	43,662	1,693

Community Bank System, Inc.	30,044	1,835

Community Financial (The) Corp.	2,947	98

Community Trust Bancorp, Inc.	9,207	427

ConnectOne Bancorp, Inc.	17,952	426

County Bancorp, Inc.	2,912	73

Customers Bancorp, Inc. *	17,768	418

CVB Financial Corp.	66,813	1,491

Dime Community Bancshares, Inc.	19,097	341

Eagle Bancorp, Inc. *	19,023	963

Entegra Financial Corp. *	3,915	104

Enterprise Bancorp, Inc.	5,614	193

Enterprise Financial Services Corp.	13,512	717

Equity Bancshares, Inc., Class A *	8,092	318

Esquire Financial Holdings, Inc. *	3,626	90

ESSA Bancorp, Inc.	5,937	97

Evans Bancorp, Inc.	2,840	133

Farmers & Merchants Bancorp, Inc.	5,434	231

Farmers National Banc Corp.	15,331	235

FB Financial Corp.	9,736	381

FCB Financial Holdings, Inc., Class A *	25,311	1,200

Fidelity D&D Bancorp, Inc.	1,696	117

Fidelity Southern Corp.	12,918	320

Financial Institutions, Inc.	9,322	293

First BanCorp	17,370	704

First BanCorp *	127,755	1,163

First BanCorp, Inc.	6,246	181

First Bancshares (The), Inc.	7,511	293

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Banking – 10.4% – continued

First Bank	9,921	$130

First Busey Corp.	26,017	808

First Business Financial Services, Inc.	4,941	115

First Choice Bancorp	5,313	144

First Commonwealth Financial Corp.	59,576	962

First Community Bancshares, Inc.	9,558	324

First Community Corp.	4,361	106

First Connecticut Bancorp, Inc.	8,379	248

First Defiance Financial Corp.	11,852	357

First Financial Bancorp	57,041	1,694

First Financial Bankshares, Inc.	38,813	2,294

First Financial Corp.	7,236	363

First Financial Northwest, Inc.	4,695	78

First Foundation, Inc. *	22,620	353

First Guaranty Bancshares, Inc.	2,644	68

First Internet Bancorp	5,770	176

First Interstate BancSystem, Inc., Class A	19,565	876

First Merchants Corp.	29,487	1,327

First Mid-Illinois Bancshares, Inc.	7,550	304

First Midwest Bancorp, Inc.	61,235	1,628

First Northwest Bancorp *	5,886	91

First of Long Island (The) Corp.	14,356	312

First Savings Financial Group, Inc.	1,110	76

First United Corp.	4,150	78

Flagstar Bancorp, Inc. *	17,461	549

Flushing Financial Corp.	16,573	404

Franklin Financial Network, Inc. *	7,755	303

FS Bancorp, Inc.	1,924	107

Fulton Financial Corp.	103,013	1,715

German American Bancorp, Inc.	12,689	448

Glacier Bancorp, Inc.	50,715	2,185

Great Southern Bancorp, Inc.	6,508	360

Great Western Bancorp, Inc.	35,434	1,495

Green Bancorp, Inc.	15,761	348

Greene County Bancorp, Inc.	1,843	59

Guaranty Bancorp	15,532	461

Guaranty Bancshares, Inc.	4,668	141

Hancock Whitney Corp.	50,843	2,418

Hanmi Financial Corp.	18,810	468

HarborOne Bancorp, Inc. *	8,818	169

Heartland Financial USA, Inc.	17,536	1,018

Heritage Commerce Corp.	24,234	362

Heritage Financial Corp.	21,798	766

Hilltop Holdings, Inc.	42,894	865

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Banking – 10.4% – continued

Hingham Institution for Savings	807	$177

Home Bancorp, Inc.	4,762	207

Home BancShares, Inc.	95,131	2,083

HomeTrust Bancshares, Inc. *	10,315	301

Hope Bancorp, Inc.	74,402	1,203

Horizon Bancorp, Inc.	22,415	443

Howard Bancorp, Inc. *	7,927	140

IBERIABANK Corp.	33,168	2,698

Independent Bank Corp.	16,250	1,342

Independent Bank Corp. (Frankfurt Exchange)	13,322	315

Independent Bank Group, Inc.	12,588	835

International Bancshares Corp.	33,119	1,490

Investar Holding Corp.	5,078	136

Investors Bancorp, Inc.	147,737	1,813

Kearny Financial Corp.	57,750	800

Lakeland Bancorp, Inc.	26,930	486

Lakeland Financial Corp.	14,506	674

LCNB Corp.	5,276	98

LegacyTexas Financial Group, Inc.	28,383	1,209

Level One Bancorp, Inc.	853	24

Live Oak Bancshares, Inc.	14,944	400

Luther Burbank Corp.	12,024	131

Macatawa Bank Corp.	15,887	186

Malvern Bancorp, Inc. *	3,958	95

MB Financial, Inc.	49,619	2,288

MBT Financial Corp.	10,687	121

Mercantile Bank Corp.	9,855	329

Merchants Bancorp	9,772	248

Meridian Bancorp, Inc.	28,740	489

Metropolitan Bank Holding Corp. *	3,954	163

Mid Penn Bancorp, Inc.	2,858	83

Middlefield Banc Corp.	1,912	90

Midland States Bancorp, Inc.	12,776	410

MidSouth Bancorp, Inc.	8,923	137

MidWestOne Financial Group, Inc.	6,856	228

MutualFirst Financial, Inc.	3,345	123

MVB Financial Corp.	5,110	92

National Bank Holdings Corp., Class A	17,042	642

National Bankshares, Inc.	4,169	189

National Commerce Corp. *	10,580	437

NBT Bancorp, Inc.	25,442	976

Nicolet Bankshares, Inc. *	5,004	273

Northeast Bancorp	4,472	97

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Banking – 10.4% – continued

Northfield Bancorp, Inc.	25,541	$407

Northrim BanCorp, Inc.	4,048	168

Northwest Bancshares, Inc.	57,143	990

Norwood Financial Corp.	3,520	138

Oak Valley Bancorp	4,218	83

OceanFirst Financial Corp.	28,288	770

Oconee Federal Financial Corp.	780	21

OFG Bancorp	25,844	417

Ohio Valley Banc Corp.	2,509	92

Old Line Bancshares, Inc.	9,499	301

Old National Bancorp	90,268	1,742

Old Second Bancorp, Inc.	17,435	269

OP Bancorp *	7,550	88

Opus Bank	11,804	323

Origin Bancorp, Inc.	10,405	392

Oritani Financial Corp.	23,867	371

Orrstown Financial Services, Inc.	4,448	106

Pacific City Financial Corp.	7,037	136

Pacific Mercantile Bancorp *	9,246	86

Pacific Premier Bancorp, Inc. *	27,195	1,012

Park National Corp.	8,236	869

Parke Bancorp, Inc.	3,881	87

PCSB Financial Corp.	10,076	205

Peapack Gladstone Financial Corp.	11,107	343

Penns Woods Bancorp, Inc.	2,738	119

Peoples Bancorp of North Carolina, Inc.	2,851	82

Peoples Bancorp, Inc.	10,710	375

Peoples Financial Services Corp.	4,190	178

People’s Utah Bancorp	9,322	316

Preferred Bank	8,217	481

Premier Financial Bancorp, Inc.	7,010	130

Provident Bancorp, Inc. *	2,730	79

Provident Financial Services, Inc.	37,019	909

Prudential Bancorp, Inc.	5,103	88

QCR Holdings, Inc.	7,921	324

RBB Bancorp	8,278	203

Reliant Bancorp, Inc.	6,133	157

Renasant Corp.	28,811	1,187

Republic Bancorp, Inc., Class A	5,822	268

Republic First Bancorp, Inc. *	26,030	186

Riverview Bancorp, Inc.	11,994	106

S&T Bancorp, Inc.	20,530	890

Sandy Spring Bancorp, Inc.	20,609	810

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Banking – 10.4% – continued

SB One Bancorp	4,347	$110

Seacoast Banking Corp. of Florida *	27,385	800

Select Bancorp, Inc. *	6,838	85

ServisFirst Bancshares, Inc.	27,753	1,087

Shore Bancshares, Inc.	7,484	133

SI Financial Group, Inc.	6,716	94

Sierra Bancorp	8,574	248

Simmons First National Corp., Class A	54,042	1,592

SmartFinancial, Inc. *	6,901	162

South State Corp.	21,829	1,790

Southern First Bancshares, Inc. *	3,987	157

Southern Missouri Bancorp, Inc.	4,157	155

Southern National Bancorp of Virginia, Inc.	11,851	192

Southside Bancshares, Inc.	19,740	687

Spirit of Texas Bancshares, Inc. *	1,275	28

State Bank Financial Corp.	22,395	676

Sterling Bancorp, Inc.	12,926	146

Stock Yards Bancorp, Inc.	12,752	463

Summit Financial Group, Inc.	7,659	159

Territorial Bancorp, Inc.	4,566	135

Timberland Bancorp, Inc.	3,866	121

Tompkins Financial Corp.	8,779	713

Towne Bank	39,328	1,213

TriCo Bancshares	15,171	586

TriState Capital Holdings, Inc. *	14,588	403

Triumph Bancorp, Inc. *	14,207	543

TrustCo Bank Corp. NY	55,252	470

Trustmark Corp.	40,362	1,358

UMB Financial Corp.	27,082	1,920

Union Bankshares Corp.	39,113	1,507

Union Bankshares, Inc.	2,348	125

United Bankshares, Inc.	59,713	2,171

United Community Banks, Inc.	46,816	1,306

United Community Financial Corp.	29,493	285

United Financial Bancorp, Inc.	30,378	511

United Security Bancshares	8,001	89

Unity Bancorp, Inc.	4,739	108

Univest Corp. of Pennsylvania	17,462	462

Valley National Bancorp	192,853	2,170

Veritex Holdings, Inc. *	14,084	398

Washington Federal, Inc.	49,906	1,597

Washington Trust Bancorp, Inc.	8,886	491

Waterstone Financial, Inc.	14,875	255

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Banking – 10.4% – continued

WesBanco, Inc.	31,219	$1,392

West Bancorporation, Inc.	9,457	222

Westamerica Bancorporation	15,368	925

Western New England Bancorp, Inc.	15,577	168

WSFS Financial Corp.	17,978	848
		143,903

Biotechnology & Pharmaceuticals – 8.5%

Abeona Therapeutics, Inc. *	18,672	239

ACADIA Pharmaceuticals, Inc. *	58,677	1,218

Acceleron Pharma, Inc. *	23,098	1,322

Achaogen, Inc. *	19,023	76

Achillion Pharmaceuticals, Inc. *	80,297	295

Aclaris Therapeutics, Inc. *	16,200	235

Acorda Therapeutics, Inc. *	26,385	518

Adamas Pharmaceuticals, Inc. *	13,301	266

ADMA Biologics, Inc. *	11,482	71

Aduro Biotech, Inc. *	38,856	286

Adverum Biotechnologies, Inc. *	32,972	199

Aeglea BioTherapeutics, Inc. *	9,879	95

Aerie Pharmaceuticals, Inc. *	21,236	1,307

Agenus, Inc. *	49,699	106

Aimmune Therapeutics, Inc. *	25,715	702

Akcea Therapeutics, Inc. *	7,719	270

Akebia Therapeutics, Inc. *	30,560	270

Akorn, Inc. *	55,506	720

Albireo Pharma, Inc. *	5,519	182

Alder Biopharmaceuticals, Inc. *	34,415	573

Aldeyra Therapeutics, Inc. *	9,661	133

Allakos, Inc. *	4,940	222

Allena Pharmaceuticals, Inc. *	7,025	75

AMAG Pharmaceuticals, Inc. *	20,162	403

Amicus Therapeutics, Inc. *	112,939	1,365

Amneal Pharmaceuticals, Inc. *	51,899	1,152

Amphastar Pharmaceuticals, Inc. *	21,319	410

Ampio Pharmaceuticals, Inc. *	48,040	24

AnaptysBio, Inc. *	11,379	1,135

ANI Pharmaceuticals, Inc. *	4,797	271

Anika Therapeutics, Inc. *	8,509	359

Antares Pharma, Inc. *	88,005	296

Apellis Pharmaceuticals, Inc. *	21,865	389

Aptinyx, Inc. *	7,932	230

Aquestive Therapeutics, Inc. *	3,118	55

Aratana Therapeutics, Inc. *	25,957	152

Arbutus Biopharma Corp. *	21,388	202

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Biotechnology & Pharmaceuticals – 8.5% – continued

Arcus Biosciences, Inc. *	5,461	$76

Ardelyx, Inc. *	25,879	113

Arena Pharmaceuticals, Inc. *	29,633	1,364

ArQule, Inc. *	64,676	366

Array BioPharma, Inc. *	121,713	1,850

Arrowhead Pharmaceuticals, Inc. *	51,952	996

Arsanis, Inc. *	2,820	5

Assembly Biosciences, Inc. *	12,532	465

Assertio Therapeutics, Inc. *	35,008	206

Atara Biotherapeutics, Inc. *	25,042	1,035

Athenex, Inc. *	26,318	409

Athersys, Inc. *	70,393	148

Audentes Therapeutics, Inc. *	19,379	767

AVEO Pharmaceuticals, Inc. *	61,587	204

Avid Bioservices, Inc. *	30,720	211

Avrobio, Inc. *	3,628	188

Bellicum Pharmaceuticals, Inc. *	24,130	149

BioCryst Pharmaceuticals, Inc. *	65,035	496

Biohaven Pharmaceutical Holding Co. Ltd. *	16,946	636

BioSpecifics Technologies Corp. *	3,524	206

BioTime, Inc. *	55,275	130

Blueprint Medicines Corp. *	24,683	1,927

Calithera Biosciences, Inc. *	18,765	99

Cambrex Corp. *	19,684	1,346

Cara Therapeutics, Inc. *	19,417	465

CASI Pharmaceuticals, Inc. *	30,207	141

Catalyst Biosciences, Inc. *	7,200	78

Catalyst Pharmaceuticals, Inc. *	58,443	221

Cellular Biomedicine Group, Inc. *	7,030	128

ChemoCentryx, Inc. *	12,934	163

Chimerix, Inc. *	26,086	101

ChromaDex Corp. *	23,379	100

Clearside Biomedical, Inc. *	16,938	104

Clovis Oncology, Inc. *	28,391	834

Cohbar, Inc. *	13,526	58

Coherus Biosciences, Inc. *	30,966	511

Collegium Pharmaceutical, Inc. *	17,767	262

Concert Pharmaceuticals, Inc. *	12,893	191

Constellation Pharmaceuticals, Inc. *	2,315	16

Corbus Pharmaceuticals Holdings, Inc. *	29,001	219

Corcept Therapeutics, Inc. *	58,168	816

Corium International, Inc. *	16,230	154

Corvus Pharmaceuticals, Inc. *	8,409	72

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Biotechnology & Pharmaceuticals – 8.5% – continued

Crinetics Pharmaceuticals, Inc. *	4,148	$119

CTI BioPharma Corp. *	30,959	67

Cue Biopharma, Inc. *	10,712	97

Cymabay Therapeutics, Inc. *	35,675	395

Cytokinetics, Inc. *	27,863	274

CytomX Therapeutics, Inc. *	26,536	491

Deciphera Pharmaceuticals, Inc. *	5,239	203

Denali Therapeutics, Inc. *	27,176	591

Dermira, Inc. *	21,109	230

Dicerna Pharmaceuticals, Inc. *	26,887	410

Dova Pharmaceuticals, Inc. *	7,135	150

Durect Corp. *	94,964	104

Dynavax Technologies Corp. *	37,742	468

Eagle Pharmaceuticals, Inc. *	6,304	437

Editas Medicine, Inc. *	27,218	866

Eidos Therapeutics, Inc. *	4,283	43

ElectroCore LLC *	3,565	50

Eloxx Pharmaceuticals, Inc. *	13,018	222

Emergent BioSolutions, Inc. *	26,572	1,749

Enanta Pharmaceuticals, Inc. *	9,991	854

Endo International PLC *	133,820	2,252

Endocyte, Inc. *	38,566	685

Epizyme, Inc. *	31,674	336

Esperion Therapeutics, Inc. *	13,554	601

Evelo Biosciences, Inc. *	3,251	40

Fate Therapeutics, Inc. *	30,086	490

Fennec Pharmaceuticals, Inc. *	6,865	56

FibroGen, Inc. *	44,631	2,711

Five Prime Therapeutics, Inc. *	20,098	280

Flexion Therapeutics, Inc. *	19,735	369

Fortress Biotech, Inc. *	20,602	33

Forty Seven, Inc. *	4,816	72

G1 Therapeutics, Inc. *	12,351	646

Geron Corp. *	100,820	177

Global Blood Therapeutics, Inc. *	29,831	1,134

GlycoMimetics, Inc. *	20,355	293

GTx, Inc. *	2,792	4

Halozyme Therapeutics, Inc. *	74,512	1,354

Helius Medical Technologies, Inc. *	9,888	97

Heron Therapeutics, Inc. *	41,153	1,302

Heska Corp. *	4,032	457

Homology Medicines, Inc. *	6,329	145

Horizon Pharma PLC *	98,783	1,934

Idera Pharmaceuticals, Inc. *	11,957	107

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Biotechnology & Pharmaceuticals – 8.5% – continued

Immune Design Corp. *	19,101	$66

ImmunoGen, Inc. *	85,633	811

Immunomedics, Inc. *	84,853	1,767

Innovate Biopharmaceuticals, Inc. *	11,201	77

Innoviva, Inc. *	40,829	622

Inovio Pharmaceuticals, Inc. *	49,858	277

Insmed, Inc. *	45,669	923

Insys Therapeutics, Inc. *	16,767	169

Intellia Therapeutics, Inc. *	19,688	563

Intercept Pharmaceuticals, Inc. *	13,075	1,652

Intersect ENT, Inc. *	17,930	515

Intra-Cellular Therapies, Inc. *	26,472	574

Intrexon Corp. *	43,929	756

Iovance Biotherapeutics, Inc. *	48,737	548

Ironwood Pharmaceuticals, Inc. *	82,674	1,526

Jounce Therapeutics, Inc. *	8,878	58

Kadmon Holdings, Inc. *	59,276	198

Kala Pharmaceuticals, Inc. *	6,914	68

Karyopharm Therapeutics, Inc. *	28,620	487

Keryx Biopharmaceuticals, Inc. *	57,278	195

Kezar Life Sciences, Inc. *	3,035	65

Kindred Biosciences, Inc. *	18,433	257

Kiniksa Pharmaceuticals Ltd., Class A *	3,851	98

Kura Oncology, Inc. *	16,845	295

La Jolla Pharmaceutical Co. *	12,985	261

Lannett Co., Inc. *	17,075	81

Lexicon Pharmaceuticals, Inc. *	25,936	277

Ligand Pharmaceuticals, Inc. *	12,497	3,430

Liquidia Technologies, Inc. *	2,907	80

Loxo Oncology, Inc. *	16,069	2,745

MacroGenics, Inc. *	23,136	496

Madrigal Pharmaceuticals, Inc. *	4,143	887

Magenta Therapeutics, Inc. *	2,340	28

Mallinckrodt PLC *	49,194	1,442

MannKind Corp. *	84,852	155

Marinus Pharmaceuticals, Inc. *	22,050	221

Medicines (The) Co. *	41,096	1,229

MediciNova, Inc. *	24,241	303

MeiraGTx Holdings PLC *	2,134	29

Melinta Therapeutics, Inc. *	20,526	81

Menlo Therapeutics, Inc. *	5,673	56

Mersana Therapeutics, Inc. *	7,543	75

Minerva Neurosciences, Inc. *	18,559	233

Miragen Therapeutics, Inc. *	15,562	87

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Biotechnology & Pharmaceuticals – 8.5% – continued

Mirati Therapeutics, Inc. *	12,042	$567

Molecular Templates, Inc. *	5,496	30

Momenta Pharmaceuticals, Inc. *	45,811	1,205

Mustang Bio, Inc. *	10,122	60

MyoKardia, Inc. *	20,313	1,324

NantKwest, Inc. *	18,657	69

Natural Health Trends Corp.	4,446	104

Nature’s Sunshine Products, Inc. *	4,735	41

Neon Therapeutics, Inc. *	3,681	31

Neos Therapeutics, Inc. *	17,436	85

NewLink Genetics Corp. *	17,472	42

Novavax, Inc. *	230,803	434

Ocular Therapeutix, Inc. *	19,845	137

Odonate Therapeutics, Inc. *	3,847	75

Omeros Corp. *	27,553	673

Optinose, Inc. *	11,420	142

Organovo Holdings, Inc. *	73,210	84

Ovid therapeutics, Inc. *	8,684	49

Pacira Pharmaceuticals, Inc. *	23,829	1,171

Palatin Technologies, Inc. *	118,807	119

Paratek Pharmaceuticals, Inc. *	19,104	185

PDL BioPharma, Inc. *	85,295	224

Pfenex, Inc. *	16,852	86

Phibro Animal Health Corp., Class A	12,081	518

Pieris Pharmaceuticals, Inc. *	31,463	176

PolarityTE, Inc. *	5,947	114

Portola Pharmaceuticals, Inc. *	38,853	1,035

Prestige Consumer Healthcare, Inc. *	31,094	1,178

Progenics Pharmaceuticals, Inc. *	50,276	315

Proteostasis Therapeutics, Inc. *	15,268	37

Prothena Corp. PLC *	24,334	318

PTC Therapeutics, Inc. *	27,035	1,271

Puma Biotechnology, Inc. *	17,342	795

Ra Pharmaceuticals, Inc. *	8,768	159

Radius Health, Inc. *	24,499	436

Reata Pharmaceuticals, Inc., Class A *	11,166	913

Recro Pharma, Inc. *	9,648	69

REGENXBIO, Inc. *	18,911	1,428

Replimune Group, Inc. *	4,445	72

resTORbio, Inc. *	4,668	71

Retrophin, Inc. *	24,202	695

Revance Therapeutics, Inc. *	19,871	494

Rhythm Pharmaceuticals, Inc. *	9,075	265

Rigel Pharmaceuticals, Inc. *	99,934	321

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Biotechnology & Pharmaceuticals – 8.5% – continued

Rocket Pharmaceuticals, Inc. *	12,636	$311

Rubius Therapeutics, Inc. *	7,249	174

Sangamo Therapeutics, Inc. *	60,502	1,026

Savara, Inc. *	17,047	190

Scholar Rock Holding Corp. *	3,693	95

scPharmaceuticals, Inc. *	3,327	20

Selecta Biosciences, Inc. *	10,916	170

Seres Therapeutics, Inc. *	12,513	95

Sienna Biopharmaceuticals, Inc. *	9,541	141

SIGA Technologies, Inc. *	31,449	217

Solid Biosciences, Inc. *	7,274	343

Sorrento Therapeutics, Inc. *	65,238	287

Spark Therapeutics, Inc. *	18,767	1,024

Spectrum Pharmaceuticals, Inc. *	59,932	1,007

Spero Therapeutics, Inc. *	4,996	53

Spring Bank Pharmaceuticals, Inc. *	8,291	100

Stemline Therapeutics, Inc. *	16,738	278

Supernus Pharmaceuticals, Inc. *	29,250	1,473

Surface Oncology, Inc. *	4,406	48

Syndax Pharmaceuticals, Inc. *	8,997	73

Synergy Pharmaceuticals, Inc. *	151,477	258

Synlogic, Inc. *	9,339	133

Syros Pharmaceuticals, Inc. *	14,833	177

Teligent, Inc. *	25,032	99

Tetraphase Pharmaceuticals, Inc. *	31,159	86

TG Therapeutics, Inc. *	37,406	209

TherapeuticsMD, Inc. *	109,016	715

Theravance Biopharma, Inc. *	25,456	832

Tocagen, Inc. *	10,666	166

Translate Bio, Inc. *	5,785	58

Tricida, Inc. *	6,964	213

Tyme Technologies, Inc. *	25,459	71

Ultragenyx Pharmaceutical, Inc. *	28,066	2,143

UNITY Biotechnology, Inc. *	3,059	50

Unum Therapeutics, Inc. *	2,161	22

USANA Health Sciences, Inc. *	7,543	909

Vanda Pharmaceuticals, Inc. *	30,394	698

Verastem, Inc. *	40,977	297

Verrica Pharmaceuticals, Inc. *	3,450	56

Viking Therapeutics, Inc. *	30,961	539

Vital Therapies, Inc. *	18,440	5

Voyager Therapeutics, Inc. *	12,989	246

WaVe Life Sciences Ltd. *	10,391	520

Xencor, Inc. *	27,592	1,075

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Biotechnology & Pharmaceuticals – 8.5% – continued

Xeris Pharmaceuticals, Inc. *	3,933	$69

XOMA Corp. *	3,461	61

Zafgen, Inc. *	18,152	212

ZIOPHARM Oncology, Inc. *	77,836	249

Zogenix, Inc. *	25,040	1,242

Zomedica Pharmaceuticals Corp. *	23,986	45
		118,204

Chemicals – 2.3%

AdvanSix, Inc. *	18,201	618

AgroFresh Solutions, Inc. *	19,061	119

American Vanguard Corp.	17,377	313

Amyris, Inc. *	18,440	146

Balchem Corp.	19,180	2,150

Calyxt, Inc. *	3,353	51

Codexis, Inc. *	30,073	516

Ferro Corp. *	50,380	1,170

GCP Applied Technologies, Inc. *	42,931	1,140

H.B. Fuller Co.	30,291	1,565

Hawkins, Inc.	5,864	243

Haynes International, Inc.	7,557	268

Ingevity Corp. *	25,339	2,582

Innophos Holdings, Inc.	11,503	511

Innospec, Inc.	14,484	1,112

Intrepid Potash, Inc. *	58,070	208

KMG Chemicals, Inc.	8,721	659

Koppers Holdings, Inc. *	12,236	381

Kraton Corp. *	18,479	871

Kronos Worldwide, Inc.	13,587	221

Landec Corp. *	16,329	235

LSB Industries, Inc. *	12,819	125

Lydall, Inc. *	10,120	436

Marrone Bio Innovations, Inc. *	33,095	61

Materion Corp.	12,014	727

Minerals Technologies, Inc.	21,174	1,431

Nexeo Solutions, Inc. *	19,908	244

Oil-Dri Corp. of America	3,071	118

OMNOVA Solutions, Inc. *	26,304	259

PolyOne Corp.	47,778	2,089

PQ Group Holdings, Inc. *	22,136	387

Quaker Chemical Corp.	7,811	1,579

Rayonier Advanced Materials, Inc.	30,306	559

Rogers Corp. *	10,970	1,616

Sensient Technologies Corp.	25,456	1,948

Stepan Co.	12,110	1,054

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Chemicals – 2.3% – continued

Synalloy Corp.	5,003	$114

Trecora Resources *	11,986	168

Trinseo S.A.	25,625	2,006

Tronox Ltd., Class A	55,661	665

Valhi, Inc.	14,686	33

WD-40 Co.	8,162	1,405
		32,103

Commercial Services – 2.6%

ABM Industries, Inc.	39,545	1,275

Acacia Research Corp. *	29,845	96

AMN Healthcare Services, Inc. *	28,216	1,543

ASGN, Inc. *	30,339	2,395

Barrett Business Services, Inc.	4,322	289

BG Staffing, Inc.	5,003	136

Brady Corp., Class A	28,073	1,228

BrightView Holdings, Inc. *	14,773	237

Brink’s (The) Co.	30,036	2,095

Care.com, Inc. *	11,803	261

CBIZ, Inc. *	30,802	730

Cimpress N.V. *	13,160	1,798

CorVel Corp. *	5,335	321

CRA International, Inc.	4,637	233

Cross Country Healthcare, Inc. *	21,179	185

Deluxe Corp.	28,580	1,627

Emerald Expositions Events, Inc.	14,993	247

Ennis, Inc.	15,413	315

Franklin Covey Co. *	5,567	132

FTI Consulting, Inc. *	22,726	1,663

GP Strategies Corp. *	7,401	125

Hackett Group (The), Inc.	14,126	285

Healthcare Services Group, Inc.	44,271	1,798

Heidrick & Struggles International, Inc.	11,310	383

HMS Holdings Corp. *	49,508	1,624

Huron Consulting Group, Inc. *	13,244	654

Insperity, Inc.	22,921	2,704

Kelly Services, Inc., Class A	18,453	443

Kforce, Inc.	13,598	511

Korn/Ferry International	34,191	1,684

LSC Communications, Inc.	19,415	215

National Research Corp.	6,692	258

Navigant Consulting, Inc.	26,832	619

NV5 Global, Inc. *	5,599	485

PRGX Global, Inc. *	12,544	109

Quad/Graphics, Inc.	18,673	389

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Commercial Services – 2.6% – continued

R.R. Donnelley & Sons Co.	41,790	$226

Resources Connection, Inc.	17,580	292

Sotheby’s *	22,272	1,096

SP Plus Corp. *	13,366	488

TriNet Group, Inc. *	26,092	1,469

TrueBlue, Inc. *	24,101	628

UniFirst Corp.	9,138	1,587

Vectrus, Inc. *	6,810	212

Viad Corp.	12,132	719

Willdan Group, Inc. *	4,626	157
		35,966

Construction Materials – 0.9%

Advanced Drainage Systems, Inc.	21,636	668

Apogee Enterprises, Inc.	16,451	680

Boise Cascade Co.	23,203	854

Continental Building Products, Inc. *	22,232	835

Forterra, Inc. *	11,411	85

Louisiana-Pacific Corp.	85,795	2,273

Simpson Manufacturing Co., Inc.	24,796	1,797

Summit Materials, Inc., Class A *	66,996	1,218

Trex Co., Inc. *	35,328	2,719

United States Lime & Minerals, Inc.	1,164	92

Universal Forest Products, Inc.	35,882	1,268

US Concrete, Inc. *	9,499	435
		12,924

Consumer Products – 1.8%

22nd Century Group, Inc. *	70,393	198

Alico, Inc.	1,807	61

B&G Foods, Inc.	39,255	1,078

Boston Beer (The) Co., Inc., Class A *	5,020	1,443

Cadiz, Inc. *	14,052	157

Cal-Maine Foods, Inc.	18,612	899

Celsius Holdings, Inc. *	13,863	56

Central Garden & Pet Co. *	6,242	225

Central Garden & Pet Co., Class A *	24,195	802

Clearwater Paper Corp. *	9,680	288

Coca-Cola Bottling Co. Consolidated	2,819	514

Craft Brew Alliance, Inc. *	7,610	124

Darling Ingredients, Inc. *	98,073	1,895

Dean Foods Co.	54,257	385

Edgewell Personal Care Co. *	32,235	1,490

elf Beauty, Inc. *	13,486	172

Farmer Brothers Co. *	6,100	161

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Consumer Products – 1.8% – continued

Fresh Del Monte Produce, Inc.	18,042	$611

Helen of Troy Ltd. *	15,823	2,071

Hostess Brands, Inc. *	58,634	649

Inter Parfums, Inc.	10,401	670

J&J Snack Foods Corp.	8,998	1,358

John B. Sanfilippo & Son, Inc.	5,143	367

Lancaster Colony Corp.	11,310	1,688

Limoneira Co.	8,870	232

MGP Ingredients, Inc.	7,829	618

National Beverage Corp. *	7,030	820

Primo Water Corp. *	19,562	353

Pyxus International, Inc. *	5,079	117

Revlon, Inc., Class A *	4,936	110

Rosetta Stone, Inc. *	11,975	238

Sanderson Farms, Inc.	12,199	1,261

Seneca Foods Corp., Class A *	4,546	153

Simply Good Foods (The) Co. *	35,784	696

Tejon Ranch Co. *	12,673	275

Tootsie Roll Industries, Inc.	9,867	289

Turning Point Brands, Inc.	4,785	198

Universal Corp.	14,773	960

Vector Group Ltd.	60,971	840
		24,522

Consumer Services – 1.1%

Aaron’s, Inc.	41,350	2,252

Adtalem Global Education, Inc. *	35,809	1,726

American Public Education, Inc. *	9,776	323

Cambium Learning Group, Inc. *	8,778	104

Career Education Corp. *	40,299	602

Carriage Services, Inc.	10,483	226

Chegg, Inc. *	64,869	1,844

K12, Inc. *	21,981	389

Laureate Education, Inc., Class A *	49,950	771

Matthews International Corp., Class A	18,638	935

Medifast, Inc.	6,985	1,548

Nutrisystem, Inc.	17,786	659

Regis Corp. *	21,153	432

Rent-A-Center, Inc. *	26,878	386

Strategic Education, Inc.	12,486	1,711

Weight Watchers International, Inc. *	23,019	1,657
		15,565

Containers & Packaging – 0.3%

Greif, Inc., Class A	15,327	823

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Containers & Packaging – 0.3% – continued

Greif, Inc., Class B	3,435	$198

KapStone Paper and Packaging Corp.	52,609	1,784

Multi-Color Corp.	8,225	512

Myers Industries, Inc.	21,047	489

Tredegar Corp.	15,674	339

UFP Technologies, Inc. *	3,867	142
		4,287

Design, Manufacturing & Distribution – 0.5%

Benchmark Electronics, Inc.	28,050	656

Fabrinet *	21,441	992

Plexus Corp. *	19,140	1,120

Sanmina Corp. *	40,544	1,119

Sparton Corp. *	5,668	82

SYNNEX Corp.	17,980	1,523

Tech Data Corp. *	22,877	1,637
		7,129

Distributors – Consumer Staples – 0.4%

Andersons (The), Inc.	16,153	608

Calavo Growers, Inc.	9,436	912

Castle Brands, Inc. *	53,331	57

Chefs’ Warehouse (The), Inc. *	13,163	478

Core-Mark Holding Co., Inc.	27,371	930

Performance Food Group Co. *	60,881	2,027

United Natural Foods, Inc. *	30,101	902
		5,914

Distributors – Discretionary – 0.3%

ePlus, Inc. *	8,012	743

Essendant, Inc.	21,786	279

G-III Apparel Group Ltd. *	25,976	1,252

Insight Enterprises, Inc. *	21,016	1,137

PC Connection, Inc.	6,715	261

ScanSource, Inc. *	14,929	596

Veritiv Corp. *	6,736	245
		4,513

Electrical Equipment – 1.2%

AAON, Inc.	24,654	932

Alarm.com Holdings, Inc. *	18,399	1,056

Allied Motion Technologies, Inc.	4,150	226

Argan, Inc.	8,661	373

Atkore International Group, Inc. *	23,314	619

Babcock & Wilcox Enterprises, Inc. *	19,459	20

Badger Meter, Inc.	17,051	903

Bel Fuse, Inc., Class B	5,671	150

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Electrical Equipment – 1.2% – continued

Belden, Inc.	24,156	$1,725

Chase Corp.	4,303	517

CompX International, Inc.	879	12

Energous Corp. *	14,106	143

FARO Technologies, Inc. *	10,010	644

Generac Holdings, Inc. *	36,255	2,045

IntriCon Corp. *	4,306	242

Itron, Inc. *	20,223	1,298

Kimball Electronics, Inc. *	15,729	309

Mesa Laboratories, Inc.	1,973	366

Napco Security Technologies, Inc. *	7,319	109

NL Industries, Inc. *	4,365	26

nLight, Inc. *	4,223	94

Novanta, Inc. *	19,576	1,339

OSI Systems, Inc. *	10,076	769

Powell Industries, Inc.	5,238	190

Preformed Line Products Co.	1,875	132

ShotSpotter, Inc. *	4,383	269

SPX Corp. *	25,659	855

Stoneridge, Inc. *	16,298	484

Watts Water Technologies, Inc., Class A	16,629	1,380
		17,227

Engineering & Construction Services – 1.3%

Aegion Corp. *	19,386	492

Comfort Systems USA, Inc.	21,934	1,237

Dycom Industries, Inc. *	18,047	1,527

EMCOR Group, Inc.	34,783	2,612

Exponent, Inc.	30,860	1,654

Granite Construction, Inc.	26,274	1,201

Great Lakes Dredge & Dock Corp. *	32,987	204

IES Holdings, Inc. *	5,118	100

Infrastructure and Energy Alternatives, Inc. *	10,475	110

Installed Building Products, Inc. *	13,023	508

Iteris, Inc. *	14,483	78

KBR, Inc.	84,363	1,783

Kratos Defense & Security Solutions, Inc. *	52,355	774

MasTec, Inc. *	38,752	1,730

Mistras Group, Inc. *	10,489	227

MYR Group, Inc. *	9,485	310

Orion Group Holdings, Inc. *	16,168	122

Primoris Services Corp.	24,765	615

Sterling Construction Co., Inc. *	15,842	227

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Engineering & Construction Services – 1.3% – continued

Team, Inc. *	17,657	$397

TopBuild Corp. *	21,181	1,203

Tutor Perini Corp. *	22,490	423

VSE Corp.	5,132	170

Willscot Corp. *	21,300	365
		18,069

Forest & Paper Products – 0.2%

Neenah, Inc.	9,961	860

P.H. Glatfelter Co.	25,941	496

Schweitzer-Mauduit International, Inc.	18,334	702

Verso Corp., Class A *	20,686	696
		2,754

Gaming, Lodging & Restaurants – 2.6%

BBX Capital Corp.	39,662	294

Belmond Ltd., Class A *	53,694	980

Biglari Holdings, Inc., Class A *	60	55

Biglari Holdings, Inc., Class B *	528	96

BJ’s Restaurants, Inc.	12,382	894

Bloomin’ Brands, Inc.	50,025	990

Bluegreen Vacations Corp.	4,323	77

Bojangles’,Inc. *	10,659	167

Boyd Gaming Corp.	49,191	1,665

Brinker International, Inc.	26,215	1,225

Cannae Holdings, Inc. *	41,093	861

Carrols Restaurant Group, Inc. *	21,014	307

Century Casinos, Inc. *	16,021	120

Cheesecake Factory (The), Inc.	25,548	1,368

Churchill Downs, Inc.	7,036	1,954

Chuy’s Holdings, Inc. *	9,921	260

Cracker Barrel Old Country Store, Inc.	11,513	1,694

Dave & Buster’s Entertainment, Inc.	23,800	1,576

Del Frisco’s Restaurant Group, Inc. *	19,684	163

Del Taco Restaurants, Inc. *	18,193	215

Denny’s Corp. *	36,551	538

Dine Brands Global, Inc.	9,919	807

El Pollo Loco Holdings, Inc. *	12,574	158

Eldorado Resorts, Inc. *	39,334	1,912

Empire Resorts, Inc. *	2,067	19

Fiesta Restaurant Group, Inc. *	14,381	385

Golden Entertainment, Inc. *	11,012	264

Habit Restaurants (The), Inc., Class A *	12,405	198

J. Alexander’s Holdings, Inc. *	7,795	93

Jack in the Box, Inc.	16,238	1,361

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Gaming, Lodging & Restaurants – 2.6% – continued

Lindblad Expeditions Holdings, Inc. *	12,421	$185

Marriott Vacations Worldwide Corp.	23,245	2,598

Monarch Casino & Resort, Inc. *	6,836	311

Nathan’s Famous, Inc.	1,686	139

Noodles & Co. *	8,339	101

Papa John’s International, Inc.	13,251	679

Penn National Gaming, Inc. *	51,136	1,683

Pinnacle Entertainment, Inc. *	31,710	1,068

Potbelly Corp. *	13,363	164

Red Lion Hotels Corp. *	9,989	125

Red Robin Gourmet Burgers, Inc. *	7,593	305

Red Rock Resorts, Inc., Class A	41,538	1,107

Ruth’s Hospitality Group, Inc.	17,265	545

Scientific Games Corp. *	32,751	832

Shake Shack, Inc., Class A *	14,691	926

Sonic Corp.	20,648	895

Texas Roadhouse, Inc.	40,539	2,809

Wingstop, Inc.	17,349	1,184

Zoe’s Kitchen, Inc. *	11,659	148
		36,500

Hardware – 2.7%

3D Systems Corp. *	65,208	1,232

A10 Networks, Inc. *	30,045	183

Acacia Communications, Inc. *	16,212	671

ADTRAN, Inc.	28,392	501

Aerohive Networks, Inc. *	19,362	80

Ambarella, Inc. *	19,440	752

Applied Optoelectronics, Inc. *	11,313	279

Arlo Technologies, Inc. *	7,103	103

AVX Corp.	27,764	501

CalAmp Corp. *	20,504	491

Casa Systems, Inc. *	16,143	238

Ciena Corp. *	85,651	2,676

Clearfield, Inc.*	6,859	92

Comtech Telecommunications Corp.	13,907	504

Control4 Corp. *	15,380	528

Cray, Inc. *	24,009	516

Daktronics, Inc.	21,246	167

DASAN Zhone Solutions, Inc. *	3,570	51

Diebold Nixdorf, Inc.	46,493	209

Digimarc Corp. *	6,797	214

Electronics For Imaging, Inc. *	26,611	907

Extreme Networks, Inc. *	69,482	381

Finisar Corp. *	70,274	1,339

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Hardware – 2.7% – continued

Fitbit, Inc., Class A *	125,216	$670

GoPro, Inc., Class A *	68,434	493

Harmonic, Inc. *	48,351	266

Infinera Corp. *	90,278	659

InterDigital, Inc.	20,690	1,655

Knowles Corp. *	51,953	863

Kopin Corp. *	37,559	91

KVH Industries, Inc. *	10,220	134

Lumentum Holdings, Inc. *	37,446	2,245

Maxar Technologies Ltd.	33,830	1,119

Mercury Systems, Inc. *	28,063	1,552

NETGEAR, Inc. *	18,657	1,173

NetScout Systems, Inc. *	46,433	1,172

PAR Technology Corp. *	6,906	153

pdvWireless, Inc. *	5,397	183

Pitney Bowes, Inc.	112,128	794

Plantronics, Inc.	19,813	1,195

PlayAGS, Inc. *	13,091	386

Quantenna Communications, Inc. *	20,118	371

Ribbon Communications, Inc. *	31,897	218

Roku, Inc. *	25,886	1,890

Sonos, Inc. *	9,576	154

Stratasys Ltd. *	30,145	697

TTM Technologies, Inc. *	56,017	891

Turtle Beach Corp. *	4,761	95

Universal Electronics, Inc. *	8,033	316

ViaSat, Inc. *	33,125	2,118

Viavi Solutions, Inc. *	135,715	1,539

Vicor Corp. *	10,527	484

Vishay Precision Group, Inc. *	6,230	233

Vocera Communications, Inc. *	17,811	652

Vuzix Corp. *	14,301	94

Wesco Aircraft Holdings, Inc. *	32,218	362

ZAGG, Inc. *	16,102	237
		37,769

Health Care Facilities & Services – 2.2%

AAC Holdings, Inc. *	8,003	61

Addus HomeCare Corp. *	5,659	397

Amedisys, Inc. *	15,986	1,998

American Renal Associates Holdings, Inc. *	7,947	172

Apollo Medical Holdings, Inc. *	1,969	43

BioScrip, Inc. *	76,738	238

Brookdale Senior Living, Inc. *	111,597	1,097

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Health Care Facilities & Services – 2.2% – continued

Capital Senior Living Corp. *	15,030	$142

Civitas Solutions, Inc. *	9,461	140

Community Health Systems, Inc. *	51,950	180

Diplomat Pharmacy, Inc. *	33,684	654

Ensign Group (The), Inc.	29,467	1,117

Enzo Biochem, Inc. *	25,342	104

Evolus, Inc. *	5,424	101

Genesis Healthcare, Inc. *	33,942	46

HealthEquity, Inc. *	32,358	3,055

Independence Holding Co.	2,822	101

Invitae Corp. *	39,522	661

LHC Group, Inc. *	17,627	1,815

LifePoint Health, Inc. *	21,253	1,369

Magellan Health, Inc. *	14,715	1,060

Medpace Holdings, Inc. *	12,998	779

Natera, Inc. *	19,633	470

National HealthCare Corp.	7,167	540

NeoGenomics, Inc. *	37,947	582

Neuronetics, Inc. *	3,803	122

Owens & Minor, Inc.	36,203	598

Patterson Cos., Inc.	49,008	1,198

Providence Service (The) Corp. *	6,564	442

Quorum Health Corp. *	17,306	101

R1 RCM, Inc. *	60,884	619

RadNet, Inc. *	24,014	361

Select Medical Holdings Corp. *	64,814	1,193

Surgery Partners, Inc. *	10,897	180

Syneos Health, Inc. *	37,056	1,910

Teladoc Health, Inc. *	40,020	3,456

Tenet Healthcare Corp. *	49,991	1,423

Tivity Health, Inc. *	23,810	765

Triple-S Management Corp., Class B *	13,420	254

U.S. Physical Therapy, Inc.	7,437	882
		30,426

Home & Office Products – 1.7%

ACCO Brands Corp.	61,886	699

American Woodmark Corp. *	8,392	658

Armstrong Flooring, Inc. *	12,833	232

AV Homes, Inc. *	7,084	142

Beazer Homes USA, Inc. *	18,764	197

Caesarstone Ltd.	13,428	249

Cavco Industries, Inc. *	5,110	1,293

Century Communities, Inc. *	15,614	410

Flexsteel Industries, Inc.	4,467	133

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Home & Office Products – 1.7% – continued

Green Brick Partners, Inc. *	14,147	$143

Griffon Corp.	20,657	334

Hamilton Beach Brands Holding Co., Class A	3,913	86

Herman Miller, Inc.	35,571	1,366

HNI Corp.	25,963	1,149

Hooker Furniture Corp.	6,885	233

Hovnanian Enterprises, Inc., Class A *	73,033	117

Interface, Inc.	35,051	818

iRobot Corp. *	15,942	1,752

JELD-WEN Holding, Inc. *	41,290	1,018

KB Home	51,320	1,227

Kimball International, Inc., Class B	21,793	365

Knoll, Inc.	28,941	679

LGI Homes, Inc. *	10,927	518

Lifetime Brands, Inc.	7,196	78

M/I Homes, Inc. *	16,809	402

Masonite International Corp. *	16,372	1,049

MDC Holdings, Inc.	27,092	801

Meritage Homes Corp. *	23,145	924

New Home (The) Co., Inc. *	7,288	59

Patrick Industries, Inc. *	14,314	847

PGT Innovations, Inc. *	29,620	640

Purple Innovation, Inc. *	2,706	16

Quanex Building Products Corp.	20,605	375

Skyline Champion Corp.	17,237	492

Steelcase, Inc., Class A	50,527	935

Taylor Morrison Home Corp., Class A *	67,044	1,210

TRI Pointe Group, Inc. *	90,437	1,121

Tupperware Brands Corp.	29,943	1,002

William Lyon Homes, Class A *	19,370	308
		24,077

Industrial Services – 0.7%

Anixter International, Inc. *	17,622	1,239

Applied Industrial Technologies, Inc.	22,804	1,784

CAI International, Inc. *	10,269	235

DXP Enterprises, Inc. *	9,490	380

EnviroStar, Inc.	2,158	84

H&E Equipment Services, Inc.	18,896	714

Herc Holdings, Inc. *	14,248	730

Kaman Corp.	16,506	1,102

SiteOne Landscape Supply, Inc. *	23,853	1,797

Systemax, Inc.	7,409	244

Textainer Group Holdings Ltd. *	16,142	207

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Industrial Services – 0.7% – continued

Titan Machinery, Inc. *	10,975	$170

Triton International Ltd.	31,252	1,040
		9,726

Institutional Financial Services – 0.4%

Arlington Asset Investment Corp., Class A	16,644	155

Cowen, Inc. *	16,955	276

GAIN Capital Holdings, Inc.	16,545	108

Greenhill & Co., Inc.	11,626	306

Houlihan Lokey, Inc.	20,026	900

INTL. FCStone, Inc. *	9,154	442

Investment Technology Group, Inc.	19,383	420

Moelis & Co., Class A	26,615	1,459

Piper Jaffray Cos.	8,709	665

PJT Partners, Inc., Class A	11,789	617
		5,348

Insurance – 2.9%

Ambac Financial Group, Inc. *	26,777	547

American Equity Investment Life Holding Co.	53,591	1,895

AMERISAFE, Inc.	11,453	710

AmTrust Financial Services, Inc.	66,065	959

Argo Group International Holdings Ltd.	19,378	1,222

Citizens, Inc. *	30,130	253

CNO Financial Group, Inc.	98,313	2,086

Crawford & Co., Class B	7,165	66

Donegal Group, Inc., Class A	5,123	73

eHealth, Inc. *	11,361	321

EMC Insurance Group, Inc.	5,739	142

Employers Holdings, Inc.	19,205	870

Enstar Group Ltd. *	7,207	1,503

FBL Financial Group, Inc., Class A	5,839	439

FedNat Holding Co.	6,846	174

FGL Holdings *	84,115	753

Genworth Financial, Inc., Class A *	301,436	1,257

Global Indemnity Ltd.	4,868	184

Goosehead Insurance, Inc., Class A *	5,906	200

Greenlight Capital Re Ltd., Class A *	18,156	225

Hallmark Financial Services, Inc. *	7,364	81

HCI Group, Inc.	4,439	194

Health Insurance Innovations, Inc., Class A *	7,632	470

Heritage Insurance Holdings, Inc.	11,937	177

Horace Mann Educators Corp.	24,602	1,105

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Insurance – 2.9% – continued

James River Group Holdings Ltd.	15,377	$655

Kemper Corp.	31,511	2,535

Kingstone Cos., Inc.	5,576	106

Kinsale Capital Group, Inc.	11,591	740

Maiden Holdings Ltd.	41,585	119

MBIA, Inc. *	52,270	559

National General Holdings Corp.	36,757	987

National Western Life Group, Inc., Class A	1,350	431

Navigators Group (The), Inc.	12,405	857

NI Holdings, Inc. *	6,313	106

NMI Holdings, Inc., Class A *	37,079	840

Primerica, Inc.	25,794	3,109

ProAssurance Corp.	31,737	1,490

Protective Insurance Corp., Class B	5,490	126

Radian Group, Inc.	129,076	2,668

RLI Corp.	23,509	1,847

Safety Insurance Group, Inc.	8,788	787

Selective Insurance Group, Inc.	34,734	2,206

State Auto Financial Corp.	10,102	309

Third Point Reinsurance Ltd. *	47,043	612

Tiptree, Inc.	16,985	111

Trupanion, Inc. *	15,043	537

United Fire Group, Inc.	12,455	632

United Insurance Holdings Corp.	12,280	275

Universal Insurance Holdings, Inc.	18,854	915

WMIH Corp. *	185,475	258
		39,723

Iron & Steel – 0.9%

AK Steel Holding Corp. *	189,040	926

Allegheny Technologies, Inc. *	75,005	2,216

Carpenter Technology Corp.	27,883	1,644

Cleveland-Cliffs, Inc. *	177,892	2,252

Commercial Metals Co.	69,617	1,429

Northwest Pipe Co. *	5,865	116

Olympic Steel, Inc.	5,411	113

Ryerson Holding Corp. *	9,757	110

Schnitzer Steel Industries, Inc., Class A	15,677	424

Shiloh Industries, Inc. *	8,446	93

SunCoke Energy, Inc. *	38,672	449

TimkenSteel Corp. *	23,732	353

Universal Stainless & Alloy Products, Inc. *	4,998	128

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Iron & Steel – 0.9% – continued

Warrior Met Coal, Inc.	25,822	$698

Worthington Industries, Inc.	25,104	1,089
		12,040

Leisure Products – 0.6%

Acushnet Holdings Corp.	20,903	573

Callaway Golf Co.	56,158	1,364

Camping World Holdings, Inc., Class A	19,656	419

Clarus Corp.	12,802	141

Escalade, Inc.	6,141	79

Fox Factory Holding Corp. *	21,567	1,511

Funko, Inc., Class A *	6,294	149

Johnson Outdoors, Inc., Class A	2,889	269

LCI Industries	14,602	1,209

Malibu Boats, Inc., Class A *	12,215	668

Marine Products Corp.	4,217	97

MCBC Holdings, Inc. *	11,005	395

Nautilus, Inc. *	17,874	249

Vista Outdoor, Inc. *	34,221	612

Winnebago Industries, Inc.	18,480	613
		8,348

Machinery – 2.0%

Actuant Corp., Class A	36,430	1,016

Alamo Group, Inc.	5,719	524

Astec Industries, Inc.	13,595	685

Briggs & Stratton Corp.	25,040	482

Cactus, Inc., Class A *	22,678	868

CIRCOR International, Inc.	9,601	456

Columbus McKinnon Corp.	13,265	525

CSW Industrials, Inc. *	9,299	499

Douglas Dynamics, Inc.	13,153	577

Eastman Kodak Co. *	10,388	32

Federal Signal Corp.	35,437	949

Franklin Electric Co., Inc.	27,740	1,311

Gencor Industries, Inc. *	5,664	68

Gorman-Rupp (The) Co.	10,686	390

Graham Corp.	5,715	161

Hillenbrand, Inc.	37,577	1,965

Hurco Cos., Inc.	3,789	171

Hyster-Yale Materials Handling, Inc.	6,197	381

Ichor Holdings Ltd. *	14,336	293

John Bean Technologies Corp.	18,706	2,232

Kadant, Inc.	6,540	705

Kennametal, Inc.	48,704	2,122

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Machinery – 2.0% – continued

Lindsay Corp.	6,350	$637

Manitex International, Inc. *	8,817	93

Manitowoc (The) Co., Inc. *	21,388	513

Milacron Holdings Corp. *	41,348	837

MTS Systems Corp.	10,756	589

Mueller Water Products, Inc., Class A	92,453	1,064

NN, Inc.	16,159	252

Raven Industries, Inc.	21,378	978

Rexnord Corp. *	62,542	1,926

SPX FLOW, Inc. *	25,192	1,310

Standex International Corp.	7,574	790

Sun Hydraulics Corp.	17,054	934

Tennant Co.	10,625	807

Titan International, Inc.	29,230	217

Twin Disc, Inc. *	5,240	121
		27,480

Manufactured Goods – 1.1%

AZZ, Inc.	15,567	786

Barnes Group, Inc.	28,579	2,030

Chart Industries, Inc. *	18,415	1,442

Eastern (The) Co.	3,425	97

EnPro Industries, Inc.	12,389	904

Gibraltar Industries, Inc. *	19,071	870

Global Brass & Copper Holdings, Inc.	12,892	476

Insteel Industries, Inc.	10,822	388

Lawson Products, Inc. *	4,163	141

LB Foster Co., Class A *	5,931	122

Mueller Industries, Inc.	33,917	983

NCI Building Systems, Inc. *	25,469	386

Omega Flex, Inc.	1,754	125

Park-Ohio Holdings Corp.	5,434	208

Proto Labs, Inc. *	16,198	2,620

RBC Bearings, Inc. *	14,277	2,147

TriMas Corp. *	27,295	830
		14,555

Media – 3.2%

Acxiom Holdings, Inc. *	45,922	2,269

Beasley Broadcast Group, Inc., Class A	4,921	34

Boingo Wireless, Inc. *	24,554	857

Boston Omaha Corp., Class A *	3,059	91

Cardlytics, Inc. *	3,721	93

Cargurus, Inc. *	29,766	1,658

Cars.com, Inc. *	42,003	1,160

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Media – 3.2% – continued

Central European Media Enterprises Ltd., Class A *	50,397	$189

Clear Channel Outdoor Holdings, Inc., Class A	21,562	128

Entercom Communications Corp., Class A	76,468	604

Entravision Communications Corp., Class A	37,388	183

Eros International PLC *	21,324	257

EW Scripps (The) Co., Class A	27,608	456

Fluent, Inc. *	19,786	43

Forrester Research, Inc.	6,103	280

Gannett Co., Inc.	67,733	678

Gray Television, Inc. *	47,543	832

Groupon, Inc. *	263,244	992

HealthStream, Inc.	15,465	480

Hemisphere Media Group, Inc. *	10,953	153

Houghton Mifflin Harcourt Co. *	61,986	434

IMAX Corp. *	32,033	826

Leaf Group Ltd. *	9,918	99

Liberty Expedia Holdings, Inc., Class A *	32,509	1,529

Liberty Media Corp.-Liberty Braves, Class A *	5,701	156

Liberty Media Corp.-Liberty Braves, Class C *	21,555	587

Liberty TripAdvisor Holdings, Inc., Class A *	43,025	639

LiveXLive Media, Inc. *	2,862	11

MDC Partners, Inc., Class A *	34,226	142

Meet Group (The), Inc. *	41,094	203

Meredith Corp.	23,558	1,203

MSG Networks, Inc., Class A *	35,317	911

National CineMedia, Inc.	46,733	495

New Media Investment Group, Inc.	36,066	566

New York Times (The) Co., Class A	78,490	1,817

Nexstar Media Group, Inc., Class A	26,756	2,178

Pandora Media, Inc. *	152,916	1,454

QuinStreet, Inc. *	22,439	305

Quotient Technology, Inc. *	47,385	734

Saga Communications, Inc., Class A	2,096	76

Scholastic Corp.	16,703	780

Shutterfly, Inc. *	19,727	1,300

Shutterstock, Inc.	11,122	607

Sinclair Broadcast Group, Inc., Class A	43,073	1,221

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Media – 3.2% – continued

Stamps.com, Inc. *	10,508	$2,377

TechTarget, Inc. *	12,061	234

TEGNA, Inc.	129,588	1,550

Telaria, Inc. *	26,615	101

Trade Desk (The), Inc., Class A *	19,432	2,932

Travelzoo *	2,914	35

tronc, Inc. *	10,434	170

TrueCar, Inc. *	55,382	781

Tucows, Inc., Class A *	5,765	321

Web.com Group, Inc. *	24,447	682

WideOpenWest, Inc. *	17,326	194

World Wrestling Entertainment, Inc., Class A	25,710	2,487

XO Group, Inc. *	14,649	505

Yelp, Inc. *	48,445	2,384
		44,463

Medical Equipment & Devices – 4.4%

Accelerate Diagnostics, Inc. *	15,558	357

Accuray, Inc. *	48,435	218

AngioDynamics, Inc. *	21,726	472

AtriCure, Inc. *	19,911	698

Atrion Corp.	841	584

Avanos Medical, Inc. *	28,041	1,921

AxoGen, Inc. *	20,171	743

BioTelemetry, Inc. *	19,394	1,250

Cardiovascular Systems, Inc. *	19,293	755

CareDx, Inc. *	20,096	580

Celcuity, Inc. *	3,529	102

Cerus Corp. *	78,362	565

CONMED Corp.	15,076	1,194

CryoLife, Inc. *	21,118	743

Cutera, Inc. *	8,237	268

CytoSorbents Corp. *	18,246	235

Endologix, Inc. *	49,591	95

Fluidigm Corp. *	15,952	120

FONAR Corp. *	3,749	93

GenMark Diagnostics, Inc. *	30,645	225

Genomic Health, Inc. *	12,520	879

Glaukos Corp. *	19,718	1,280

Globus Medical, Inc., Class A *	43,355	2,461

Haemonetics Corp. *	31,066	3,560

Harvard Bioscience, Inc. *	21,314	112

Inogen, Inc. *	10,539	2,573

Inspire Medical Systems, Inc. *	4,749	200

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Medical Equipment & Devices – 4.4% – continued

Integer Holdings Corp. *	18,609	$1,544

Invacare Corp.	19,373	282

iRadimed Corp. *	2,123	79

iRhythm Technologies, Inc. *	14,380	1,361

K2M Group Holdings, Inc. *	24,342	666

Lantheus Holdings, Inc. *	22,487	336

LeMaitre Vascular, Inc.	9,542	370

LivaNova PLC *	29,104	3,608

Luminex Corp.	24,647	747

Meridian Bioscience, Inc.	24,757	369

Merit Medical Systems, Inc. *	31,862	1,958

MiMedx Group, Inc. *	62,134	384

Myriad Genetics, Inc. *	39,705	1,826

NanoString Technologies, Inc. *	14,988	267

Natus Medical, Inc. *	19,107	681

Neogen Corp. *	30,074	2,151

Nevro Corp. *	17,380	991

Novocure Ltd. *	43,955	2,303

NuVasive, Inc. *	30,729	2,181

Nuvectra Corp. *	8,427	185

NxStage Medical, Inc. *	38,832	1,083

Nymox Pharmaceutical Corp. *	17,510	43

OPKO Health, Inc. *	191,645	663

OraSure Technologies, Inc. *	35,546	549

Orthofix Medical, Inc. *	10,383	600

OrthoPediatrics Corp. *	4,202	154

Oxford Immunotec Global PLC *	15,538	252

Pacific Biosciences of California, Inc. *	73,823	399

Pulse Biosciences, Inc. *	6,587	93

Quanterix Corp. *	5,014	107

Quidel Corp. *	20,428	1,331

Repligen Corp. *	23,353	1,295

Rockwell Medical, Inc. *	28,902	122

RTI Surgical, Inc. *	32,456	146

SeaSpine Holdings Corp. *	7,043	110

Senseonics Holdings, Inc. *	50,704	242

Sientra, Inc. *	14,054	336

STAAR Surgical Co. *	26,266	1,261

Surmodics, Inc. *	7,675	573

T2 Biosystems, Inc. *	18,417	137

Tactile Systems Technology, Inc. *	10,490	745

Tandem Diabetes Care, Inc. *	30,451	1,305

TransEnterix, Inc. *	94,413	548

Utah Medical Products, Inc.	1,995	188

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Medical Equipment & Devices – 4.4% – continued

Varex Imaging Corp. *	22,640	$649

Veracyte, Inc. *	16,798	160

Vericel Corp. *	25,640	363

ViewRay, Inc. *	35,969	337

Wright Medical Group N.V. *	74,279	2,156
		60,519

Metals & Mining – 0.5%

Century Aluminum Co. *	29,822	357

Coeur Mining, Inc. *	110,657	590

Compass Minerals International, Inc.	20,365	1,369

Covia Holdings Corp. *	18,578	167

Encore Wire Corp.	12,137	608

Energy Fuels, Inc. *	48,988	161

Ferroglobe Representation & Warranty Insurance Trust *(1)	38,340	–

Gold Resource Corp.	32,489	167

Harsco Corp. *	48,074	1,372

Hecla Mining Co.	269,952	753

Kaiser Aluminum Corp.	9,751	1,063

Tahoe Resources, Inc. *	183,301	511

Uranium Energy Corp. *	94,555	163
		7,281

Oil, Gas & Coal – 4.5%

Abraxas Petroleum Corp. *	92,857	216

Adams Resources & Energy, Inc.	1,201	51

Advanced Emissions Solutions, Inc.	10,637	127

Alta Mesa Resources, Inc. *	61,083	255

Approach Resources, Inc. *	26,510	59

Arch Coal, Inc., Class A	10,885	973

Archrock, Inc.	75,797	925

Basic Energy Services, Inc. *	11,998	120

Berry Petroleum Corp.	7,849	138

Bonanza Creek Energy, Inc. *	11,415	340

Bristow Group, Inc. *	19,724	239

C&J Energy Services, Inc. *	38,374	798

California Resources Corp. *	26,982	1,309

Callon Petroleum Co. *	136,049	1,631

CARBO Ceramics, Inc. *	12,044	87

Carrizo Oil & Gas, Inc. *	52,200	1,315

Clean Energy Fuels Corp. *	84,023	219

Cloud Peak Energy, Inc. *	45,413	104

CONSOL Energy, Inc. *	16,677	681

CVR Energy, Inc.	9,518	383

Dawson Geophysical Co. *	12,764	79

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Oil, Gas & Coal – 4.5% – continued

Delek U.S. Holdings, Inc.	49,928	$2,118

Denbury Resources, Inc. *	274,560	1,702

Diamond Offshore Drilling, Inc. *	38,664	773

DMC Global, Inc.	8,450	345

Dril-Quip, Inc. *	22,368	1,169

Earthstone Energy, Inc., Class A *	10,522	99

Eclipse Resources Corp. *	53,661	64

Energy XXI Gulf Coast, Inc. *	19,626	164

EP Energy Corp., Class A *	23,248	54

Era Group, Inc. *	11,583	143

Evolution Petroleum Corp.	15,038	166

Exterran Corp. *	19,243	511

Flotek Industries, Inc. *	33,522	81

Forum Energy Technologies, Inc. *	47,793	495

Frank’s International N.V. *	44,237	384

FTS International, Inc. *	19,385	229

Goodrich Petroleum Corp. *	5,282	74

Gulfmark Offshore, Inc. *	2,231	83

Gulfport Energy Corp. *	104,336	1,086

Halcon Resources Corp. *	79,201	354

Hallador Energy Co.	9,899	62

Helix Energy Solutions Group, Inc. *	84,105	831

HighPoint Resources Corp. *	65,833	321

Independence Contract Drilling, Inc. *	19,875	98

ION Geophysical Corp. *	6,431	100

Isramco, Inc. *	423	52

Jagged Peak Energy, Inc. *	37,916	524

Keane Group, Inc. *	32,050	397

Key Energy Services, Inc. *	6,322	72

KLX Energy Services Holdings, Inc. *	12,173	390

Laredo Petroleum, Inc. *	92,594	757

Liberty Oilfield Services, Inc., Class A	26,415	570

Lilis Energy, Inc. *	26,288	129

Mammoth Energy Services, Inc.	7,462	217

Matador Resources Co. *	62,932	2,080

Matrix Service Co. *	15,672	386

McDermott International, Inc. *	107,148	1,975

Midstates Petroleum Co., Inc. *	9,090	81

MRC Global, Inc. *	50,196	942

Murphy USA, Inc. *	17,968	1,536

NACCO Industries, Inc., Class A	2,139	70

Natural Gas Services Group, Inc. *	7,427	157

NCS Multistage Holdings, Inc. *	6,010	99

Newpark Resources, Inc. *	53,111	550

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Oil, Gas & Coal – 4.5% – continued

NextDecade Corp. *	4,656	$26

Nine Energy Service, Inc. *	8,840	270

Noble Corp. PLC *	147,030	1,034

Northern Oil and Gas, Inc. *	116,076	464

NOW, Inc. *	64,433	1,066

Nuverra Environmental Solutions, Inc. *	1,458	16

Oasis Petroleum, Inc. *	160,915	2,282

Ocean Rig UDW, Inc., Class A *	32,592	1,128

Oceaneering International, Inc. *	59,034	1,629

Oil States International, Inc. *	35,581	1,181

Panhandle Oil and Gas, Inc., Class A	9,509	175

Par Pacific Holdings, Inc. *	18,605	380

PDC Energy, Inc. *	39,564	1,937

Peabody Energy Corp.	46,811	1,668

Penn Virginia Corp. *	7,340	591

PHI, Inc. (Non Voting) *	7,155	67

Pioneer Energy Services Corp. *	46,834	138

Profire Energy, Inc. *	14,289	46

ProPetro Holding Corp. *	42,065	694

Quintana Energy Services, Inc. *	3,607	27

Ramaco Resources, Inc. *	3,802	28

Resolute Energy Corp. *	13,010	492

Ring Energy, Inc. *	34,676	344

Rosehill Resources, Inc. *(2)	20	–

Rowan Cos. PLC,Class A *	76,103	1,433

Sanchez Energy Corp. *	46,993	108

SandRidge Energy, Inc. *	18,564	202

SEACOR Holdings, Inc.	10,338	511

Select Energy Services, Inc., Class A *	27,283	323

SemGroup Corp., Class A	47,223	1,041

SilverBow Resources, Inc. *	4,297	115

Smart Sand, Inc. *	13,416	55

Solaris Oilfield Infrastructure, Inc., Class A *	15,742	297

Southwestern Energy Co. *	352,245	1,800

SRC Energy, Inc. *	144,452	1,284

Superior Energy Services, Inc. *	91,360	890

Talos Energy, Inc. *	12,197	400

Tellurian, Inc. *	50,740	455

TETRA Technologies, Inc. *	73,608	332

Thermon Group Holdings, Inc. *	19,340	499

Tidewater, Inc. *	14,482	452

Ultra Petroleum Corp. *	96,517	108

Unit Corp. *	31,161	812

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Oil, Gas & Coal – 4.5% – continued

US Silica Holdings, Inc.	46,673	$879

W&T Offshore, Inc. *	55,256	533

WildHorse Resource Development Corp. *	16,526	391

World Fuel Services Corp.	40,011	1,108

Zion Oil & Gas, Inc. *	32,302	41
		62,291

Passenger Transportation – 0.4%

Allegiant Travel Co.	7,702	977

Hawaiian Holdings, Inc.	30,132	1,208

Mesa Air Group, Inc. *	5,808	80

SkyWest, Inc.	30,472	1,795

Spirit Airlines, Inc. *	41,017	1,927
		5,987

Real Estate – 0.3%

American Realty Investors, Inc. *	1,253	21

Consolidated-Tomoka Land Co.	2,428	151

Cushman & Wakefield PLC *	27,459	467

Forestar Group, Inc. *	6,428	136

Griffin Industrial Realty, Inc.	362	14

Marcus & Millichap, Inc. *	11,721	407

Maui Land & Pineapple Co., Inc. *	4,113	53

McGrath RentCorp	14,345	781

Newmark Group, Inc., Class A	13,819	155

RE/MAX Holdings, Inc., Class A	10,607	470

Redfin Corp. *	47,261	884

RMR Group (The), Inc., Class A	4,192	389

Stratus Properties, Inc. *	3,302	101

Trinity Place Holdings, Inc. *	11,148	68
		4,097

Real Estate Investment Trusts – 7.3%

Acadia Realty Trust	48,095	1,348

AG Mortgage Investment Trust, Inc.	17,051	310

Agree Realty Corp.	18,002	956

Alexander & Baldwin, Inc.	40,769	925

Alexander’s, Inc.	1,273	437

American Assets Trust, Inc.	22,934	855

Americold Realty Trust	51,513	1,289

Anworth Mortgage Asset Corp.	57,810	268

Apollo Commercial Real Estate Finance, Inc.	73,623	1,389

Arbor Realty Trust, Inc.	38,868	446

Ares Commercial Real Estate Corp.	15,938	223

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Real Estate Investment Trusts – 7.3% – continued

Armada Hoffler Properties, Inc.	28,896	$437

ARMOUR Residential REIT, Inc.	25,119	564

Ashford Hospitality Trust, Inc.	51,561	329

Blackstone Mortgage Trust, Inc., Class A	67,169	2,251

Bluerock Residential Growth REIT, Inc.	13,779	135

Braemar Hotels & Resorts, Inc.	17,820	210

BRT Apartments Corp.	5,038	61

Capstead Mortgage Corp.	55,258	437

CareTrust REIT, Inc.	47,921	849

CatchMark Timber Trust, Inc., Class A	29,787	340

CBL & Associates Properties, Inc.	102,653	410

Cedar Realty Trust, Inc.	52,732	246

Chatham Lodging Trust	27,012	564

Cherry Hill Mortgage Investment Corp.	9,548	173

Chesapeake Lodging Trust	35,457	1,137

City Office REIT, Inc.	21,619	273

Clipper Realty, Inc.	9,158	124

Colony Credit Real Estate, Inc.	50,129	1,102

Community Healthcare Trust, Inc.	10,243	317

CoreCivic, Inc.	70,966	1,727

CorEnergy Infrastructure Trust, Inc.	7,013	263

CorePoint Lodging, Inc.	24,463	476

Cousins Properties, Inc.	251,231	2,233

DiamondRock Hospitality Co.	123,907	1,446

Dynex Capital, Inc.	32,901	210

Easterly Government Properties, Inc.	36,132	700

EastGroup Properties, Inc.	21,008	2,009

Essential Properties Realty Trust, Inc.	21,252	302

Exantas Capital Corp.	18,059	198

Farmland Partners, Inc.	19,553	131

First Industrial Realty Trust, Inc.	74,449	2,338

Four Corners Property Trust, Inc.	40,438	1,039

Franklin Street Properties Corp.	62,725	501

Front Yard Residential Corp.	29,393	319

GEO Group (The), Inc.	71,797	1,806

Getty Realty Corp.	19,558	559

Gladstone Commercial Corp.	16,660	319

Gladstone Land Corp.	7,993	99

Global Medical REIT, Inc.	10,723	101

Global Net Lease, Inc.	42,862	894

Government Properties Income Trust	58,584	661

Gramercy Property Trust	95,980	2,634

Granite Point Mortgage Trust, Inc.	25,761	497

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Real Estate Investment Trusts – 7.3% – continued

Great Ajax Corp.	9,319	$127

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30,598	657

Healthcare Realty Trust, Inc.	74,011	2,165

Hersha Hospitality Trust	21,570	489

Independence Realty Trust, Inc.	51,587	543

Industrial Logistics Properties Trust	12,112	279

InfraREIT, Inc.	26,130	553

Innovative Industrial Properties, Inc.	3,893	188

Invesco Mortgage Capital, Inc.	66,972	1,059

Investors Real Estate Trust	72,372	433

iStar, Inc.	38,494	430

Jernigan Capital, Inc.	10,660	206

Kite Realty Group Trust	49,414	823

KKR Real Estate Finance Trust, Inc.	10,444	211

Ladder Capital Corp.	51,764	877

LaSalle Hotel Properties	66,221	2,291

Lexington Realty Trust	128,615	1,067

LTC Properties, Inc.	23,495	1,036

Mack-Cali Realty Corp.	54,012	1,148

MedEquities Realty Trust, Inc.	17,740	172

Monmouth Real Estate Investment Corp.	46,171	772

National Health Investors, Inc.	24,369	1,842

National Storage Affiliates Trust	33,769	859

New Senior Investment Group, Inc.	45,283	267

New York Mortgage Trust, Inc.	83,403	507

NexPoint Residential Trust, Inc.	12,205	328

NorthStar Realty Europe Corp.	26,594	377

One Liberty Properties, Inc.	8,923	248

Orchid Island Capital, Inc.	30,613	222

Pebblebrook Hotel Trust	40,734	1,481

Pennsylvania Real Estate Investment Trust	41,422	392

PennyMac Mortgage Investment Trust	35,544	719

Physicians Realty Trust	109,068	1,839

Piedmont Office Realty Trust, Inc., Class A	76,663	1,451

PotlatchDeltic Corp.	36,781	1,506

Preferred Apartment Communities, Inc., Class A	23,698	417

PS Business Parks, Inc.	11,919	1,515

QTS Realty Trust, Inc., Class A	30,423	1,298

Ramco-Gershenson Properties Trust	47,277	643

Redwood Trust, Inc.	49,035	796

Retail Opportunity Investments Corp.	66,326	1,238

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Real Estate Investment Trusts – 7.3% – continued

Rexford Industrial Realty, Inc.	54,197	$1,732

RLJ Lodging Trust	103,900	2,289

Ryman Hospitality Properties, Inc.	26,732	2,303

Sabra Health Care REIT, Inc.	106,343	2,459

Safety Income & Growth, Inc.	4,831	90

Saul Centers, Inc.	7,155	401

Select Income REIT	38,072	835

Seritage Growth Properties, Class A	19,543	928

Spirit MTA REIT	26,087	300

STAG Industrial, Inc.	62,838	1,728

Summit Hotel Properties, Inc.	61,741	835

Sunstone Hotel Investors, Inc.	136,563	2,234

Sutherland Asset Management Corp.	10,309	172

Tanger Factory Outlet Centers, Inc.	54,856	1,255

Terreno Realty Corp.	34,276	1,292

Tier REIT, Inc.	30,139	726

TPG RE Finance Trust, Inc.	21,117	423

Transcontinental Realty Investors, Inc. *	1,024	33

UMH Properties, Inc.	19,907	311

Universal Health Realty Income Trust	7,609	566

Urban Edge Properties	65,291	1,442

Urstadt Biddle Properties, Inc., Class A	17,550	374

Washington Prime Group, Inc.	111,472	814

Washington Real Estate Investment Trust	47,036	1,442

Western Asset Mortgage Capital Corp.	23,845	239

Whitestone REIT	22,596	314

Xenia Hotels & Resorts, Inc.	67,352	1,596
		100,471

Recreational Facilities & Services – 0.5%

AMC Entertainment Holdings, Inc., Class A	30,973	635

International Speedway Corp., Class A	14,412	631

Marcus (The) Corp.	11,569	487

Planet Fitness, Inc., Class A *	52,844	2,855

RCI Hospitality Holdings, Inc.	5,572	165

Reading International, Inc., Class A *	9,937	157

SeaWorld Entertainment, Inc. *	32,796	1,031

Speedway Motorsports, Inc.	6,825	122

St. Joe (The) Co. *	21,075	354

Town Sports International Holdings, Inc. *	8,785	76
		6,513

Renewable Energy – 0.5%

Ameresco, Inc., Class A *	11,310	154

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Renewable Energy – 0.5% – continued

EnerSys	25,178	$2,194

Enphase Energy, Inc. *	52,362	254

FuelCell Energy, Inc. *	49,498	53

FutureFuel Corp.	15,310	284

Green Plains, Inc.	23,491	404

Ormat Technologies, Inc.	23,781	1,287

Plug Power, Inc. *	128,756	247

Renewable Energy Group, Inc. *	22,061	635

REX American Resources Corp. *	3,480	263

SunPower Corp. *	37,372	273

Sunrun, Inc. *	57,504	715

TPI Composites, Inc. *	8,812	252

Vivint Solar, Inc. *	19,070	99
		7,114

Retail – Consumer Staples – 0.9%

Big Lots, Inc.	23,995	1,003

BJ’s Wholesale Club Holdings, Inc. *	26,021	697

Five Below, Inc. *	32,636	4,244

Ingles Markets, Inc., Class A	8,291	284

Natural Grocers by Vitamin Cottage, Inc. *	5,606	95

Ollie’s Bargain Outlet Holdings, Inc. *	29,701	2,854

PriceSmart, Inc.	13,216	1,070

Rite Aid Corp. *	626,922	802

Smart & Final Stores, Inc. *	13,811	79

SpartanNash Co.	21,419	430

SUPERVALU, Inc. *	22,729	732

Village Super Market, Inc., Class A	4,695	128

Weis Markets, Inc.	5,675	246
		12,664

Retail – Discretionary – 3.7%

1-800-Flowers.com, Inc., Class A *	15,567	184

Abercrombie & Fitch Co., Class A	40,962	865

American Eagle Outfitters, Inc.	96,347	2,392

America’s Car-Mart, Inc. *	3,573	279

Asbury Automotive Group, Inc. *	12,017	826

Ascena Retail Group, Inc. *	106,053	485

At Home Group, Inc. *	26,382	832

Avis Budget Group, Inc. *	39,896	1,282

Barnes & Noble Education, Inc. *	23,075	133

Barnes & Noble, Inc.	36,313	211

Bassett Furniture Industries, Inc.	6,133	130

Beacon Roofing Supply, Inc. *	40,714	1,473

Bed Bath & Beyond, Inc.	80,321	1,205

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Retail – Discretionary – 3.7% – continued

Big 5 Sporting Goods Corp.	12,943	$66

BlueLinx Holdings, Inc. *	5,397	170

BMC Stock Holdings, Inc. *	40,197	750

Boot Barn Holdings, Inc. *	16,508	469

Buckle (The), Inc.	17,302	399

Builders FirstSource, Inc. *	67,475	991

Caleres, Inc.	25,114	901

Carvana Co. *	19,332	1,142

Cato (The) Corp., Class A	13,748	289

Chico’s FAS, Inc.	75,809	657

Children’s Place (The), Inc.	9,682	1,237

Citi Trends, Inc.	7,483	215

Conn’s, Inc. *	11,900	421

Container Store Group (The), Inc. *	10,034	111

Dillard’s, Inc., Class A	6,952	531

DSW, Inc., Class A	41,010	1,389

Duluth Holdings, Inc., Class B *	4,962	156

Ethan Allen Interiors, Inc.	14,272	296

Etsy, Inc. *	71,374	3,667

Express, Inc. *	43,287	479

EZCORP, Inc., Class A *	29,321	314

FirstCash, Inc.	25,954	2,128

Foundation Building Materials, Inc. *	9,161	114

Francesca’s Holdings Corp. *	20,362	76

Freshpet, Inc. *	15,510	569

Gaia, Inc. *	6,801	105

GameStop Corp., Class A	59,861	914

Genesco, Inc. *	11,603	547

GMS, Inc. *	19,197	445

GNC Holdings, Inc., Class A *	49,798	206

Group 1 Automotive, Inc.	11,441	743

Guess?, Inc.	34,259	774

Haverty Furniture Cos., Inc.	11,397	252

Hertz Global Holdings, Inc. *	32,783	535

Hibbett Sports, Inc. *	11,530	217

Hudson Ltd., Class A *	23,713	535

J. Jill, Inc. *	9,980	62

J.C. Penney Co., Inc. *	184,815	307

Kirkland’s, Inc. *	8,973	91

Lands’ End, Inc. *	6,353	112

La-Z-Boy, Inc.	27,861	880

Liquidity Services, Inc. *	15,518	99

Lithia Motors, Inc., Class A	13,691	1,118

Lovesac (The) Co. *	2,070	52

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Retail – Discretionary – 3.7% – continued

Lumber Liquidators Holdings, Inc. *	16,736	$259

MarineMax, Inc. *	15,500	329

Monro, Inc.	18,998	1,322

National Vision Holdings, Inc. *	29,003	1,309

New York & Co., Inc. *	17,574	68

Office Depot, Inc.	331,589	1,064

Overstock.com, Inc. *	12,543	348

Party City Holdco, Inc. *	33,803	458

PetIQ, Inc. *	6,650	261

PetMed Express, Inc.	11,822	390

Pier 1 Imports, Inc.	49,306	74

RH *	11,515	1,509

Rush Enterprises, Inc., Class A	17,913	704

Rush Enterprises, Inc., Class B	2,742	109

Sally Beauty Holdings, Inc. *	71,955	1,323

Sears Holdings Corp. *	24,698	24

Shoe Carnival, Inc.	6,300	243

Signet Jewelers Ltd.	35,250	2,324

Sleep Number Corp. *	20,518	755

Sonic Automotive, Inc., Class A	14,339	278

Sportsman’s Warehouse Holdings, Inc. *	22,253	130

Tailored Brands, Inc.	29,531	744

Tile Shop Holdings, Inc.	24,367	174

Tilly’s, Inc., Class A	8,884	168

Vera Bradley, Inc. *	13,712	209

Winmark Corp.	1,514	251

Zumiez, Inc. *	10,955	289
		50,944

Semiconductors – 2.7%

ACM Research, Inc., Class A *	4,926	55

Adesto Technologies Corp. *	14,604	87

Advanced Energy Industries, Inc. *	23,416	1,210

Alpha & Omega Semiconductor Ltd. *	12,016	140

Amkor Technology, Inc. *	60,298	446

Aquantia Corp. *	12,846	164

Axcelis Technologies, Inc. *	19,432	382

AXT, Inc. *	22,820	163

Brooks Automation, Inc.	41,518	1,454

Cabot Microelectronics Corp.	15,228	1,571

CEVA, Inc. *	13,154	378

Cirrus Logic, Inc. *	36,615	1,413

Cohu, Inc.	17,163	431

Cree, Inc. *	60,155	2,278

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Semiconductors – 2.7% – continued

CTS Corp.	19,453	$667

Diodes, Inc. *	24,094	802

Electro Scientific Industries, Inc. *	19,353	338

Entegris, Inc.	84,809	2,455

FormFactor, Inc. *	44,307	609

II-VI, Inc. *	36,932	1,747

Impinj, Inc. *	9,734	242

Inphi Corp. *	25,925	985

Integrated Device Technology, Inc. *	77,458	3,641

KEMET Corp. *	33,432	620

Lattice Semiconductor Corp. *	69,845	559

MACOM Technology Solutions Holdings, Inc. *	26,811	552

MaxLinear, Inc. *	37,174	739

Maxwell Technologies, Inc. *	24,155	84

Nanometrics, Inc. *	13,674	513

NeoPhotonics Corp. *	20,614	171

NVE Corp.	2,786	295

Oclaro, Inc. *	100,371	897

Park Electrochemical Corp.	11,149	217

Photronics, Inc. *	40,323	397

Power Integrations, Inc.	17,121	1,082

Rambus, Inc. *	63,505	693

Rudolph Technologies, Inc. *	18,598	455

Semtech Corp. *	38,881	2,162

Silicon Laboratories, Inc. *	25,660	2,356

SMART Global Holdings, Inc. *	6,029	173

Synaptics, Inc. *	20,993	958

Ultra Clean Holdings, Inc. *	23,283	292

Veeco Instruments, Inc. *	29,297	300

Vishay Intertechnology, Inc.	79,247	1,613

Xcerra Corp. *	32,386	462

Xperi Corp.	29,322	435
		37,683

Software – 5.2%

ACI Worldwide, Inc. *	68,549	1,929

Agilysys, Inc. *	8,925	145

Allscripts Healthcare Solutions, Inc. *	104,066	1,483

Altair Engineering, Inc., Class A *	18,063	785

Alteryx, Inc., Class A *	17,464	999

Amber Road, Inc. *	14,208	137

American Software, Inc., Class A	17,053	207

Appfolio, Inc., Class A *	9,095	713

Apptio, Inc., Class A *	20,410	754

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Software – 5.2% – continued

Asure Software, Inc. *	7,416	$92

Avalara, Inc. *	5,184	181

Avaya Holdings Corp. *	62,610	1,386

Avid Technology, Inc. *	16,575	98

Benefitfocus, Inc. *	13,365	541

Blackbaud, Inc.	28,821	2,925

Blackline, Inc. *	21,461	1,212

Bottomline Technologies DE, Inc. *	24,029	1,747

Box, Inc., Class A *	73,659	1,761

Brightcove, Inc. *	21,052	177

Calix, Inc. *	25,905	210

Carbon Black, Inc. *	4,887	104

Carbonite, Inc. *	18,729	668

Castlight Health, Inc., Class B *	46,816	126

ChannelAdvisor Corp. *	15,721	196

Cision Ltd. *	32,118	540

Cloudera, Inc. *	61,663	1,088

CommVault Systems, Inc. *	23,478	1,643

Computer Programs & Systems, Inc.	6,772	182

Cornerstone OnDemand, Inc. *	32,566	1,848

Coupa Software, Inc. *	31,759	2,512

Daily Journal Corp. *	664	160

Digi International, Inc. *	15,962	215

Domo, Inc., Class B *	4,724	101

Donnelley Financial Solutions, Inc. *	19,956	358

Ebix, Inc.	14,368	1,137

eGain Corp. *	10,708	87

Envestnet, Inc. *	26,367	1,607

Everbridge, Inc. *	16,134	930

Evolent Health, Inc., Class A *	40,839	1,160

Exela Technologies, Inc. *	28,743	205

Five9, Inc. *	34,348	1,501

ForeScout Technologies, Inc. *	17,919	677

Glu Mobile, Inc. *	66,539	496

Hortonworks, Inc. *	42,130	961

HubSpot, Inc. *	21,648	3,268

Immersion Corp. *	15,467	163

Imperva, Inc. *	20,785	965

InnerWorkings, Inc. *	25,997	206

Inovalon Holdings, Inc., Class A *	41,726	419

Instructure, Inc. *	18,954	671

j2 Global, Inc.	27,990	2,319

KeyW Holding (The) Corp. *	29,579	256

Limelight Networks, Inc. *	65,006	326

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Software – 5.2% – continued

LivePerson, Inc. *	34,672	$900

Majesco *	3,099	23

MicroStrategy, Inc., Class A *	5,666	797

MINDBODY, Inc., Class A *	26,035	1,058

Mitek Systems, Inc. *	20,203	142

MobileIron, Inc. *	43,037	228

Model N, Inc. *	15,285	242

Monotype Imaging Holdings, Inc.	24,919	503

NantHealth, Inc. *	10,975	17

New Relic, Inc. *	26,474	2,495

NextGen Healthcare, Inc. *	31,742	637

Omnicell, Inc. *	23,221	1,670

OneSpan, Inc. *	18,537	353

Park City Group, Inc. *	7,514	76

Paylocity Holding Corp. *	17,298	1,389

PDF Solutions, Inc. *	16,553	149

Progress Software Corp.	27,008	953

PROS Holdings, Inc. *	18,548	650

Q2 Holdings, Inc. *	21,856	1,323

QAD, Inc., Class A	6,066	344

Qualys, Inc. *	20,136	1,794

Rapid7, Inc. *	21,818	806

Remark Holdings, Inc. *	16,527	53

SailPoint Technologies Holding, Inc. *	31,302	1,065

SecureWorks Corp., Class A *	5,543	81

SendGrid, Inc. *	17,252	635

Simulations Plus, Inc.	6,689	135

SPS Commerce, Inc. *	10,084	1,001

Tabula Rasa HealthCare, Inc. *	10,477	851

Telenav, Inc. *	17,747	90

Tenable Holdings, Inc. *	7,515	292

TiVo Corp.	72,076	897

Upland Software, Inc. *	9,526	308

USA Technologies, Inc. *	34,022	245

Varonis Systems, Inc. *	16,812	1,231

Verint Systems, Inc. *	38,021	1,905

Veritone, Inc. *	4,330	45

VirnetX Holding Corp. *	33,728	157

Workiva, Inc. *	17,136	677

Yext, Inc. *	48,468	1,149

Zscaler, Inc. *	8,431	344
		72,287

Specialty Finance – 1.9%

Aircastle Ltd.	33,445	733

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Specialty Finance – 1.9% – continued

Altisource Portfolio Solutions S.A. *	5,996	$193

Cardtronics PLC, Class A *	23,598	747

Cass Information Systems, Inc.	7,173	467

Curo Group Holdings Corp. *	6,976	211

Drive Shack, Inc. *	35,739	213

Elevate Credit, Inc. *	12,297	99

Ellie Mae, Inc. *	20,406	1,934

Encore Capital Group, Inc. *	15,407	552

Enova International, Inc. *	19,720	568

Essent Group Ltd. *	57,365	2,538

Everi Holdings, Inc. *	39,000	358

Evo Payments, Inc., Class A *	9,678	231

Federal Agricultural Mortgage Corp., Class C	5,439	393

GATX Corp.	22,468	1,946

General Finance Corp. *	5,941	95

Green Dot Corp., Class A *	28,900	2,567

HFF, Inc., Class A	22,391	951

HomeStreet, Inc. *	15,111	400

I3 Verticals, Inc., Class A *	4,576	105

Impac Mortgage Holdings, Inc. *	6,154	46

Investors Title Co.	862	145

LendingClub Corp. *	187,668	728

LendingTree, Inc. *	4,760	1,095

Marlin Business Services Corp.	5,172	149

Meta Financial Group, Inc.	5,639	466

MGIC Investment Corp. *	216,097	2,876

MoneyGram International, Inc. *	19,469	104

Nelnet, Inc., Class A	11,158	638

Ocwen Financial Corp. *	71,205	281

On Deck Capital, Inc. *	30,976	234

PennyMac Financial Services, Inc., Class A	12,009	251

PHH Corp. *	19,156	211

PRA Group, Inc. *	26,634	959

Regional Management Corp. *	5,662	163

Stewart Information Services Corp.	13,859	624

Walker & Dunlop, Inc.	16,636	880

Willis Lease Finance Corp. *	1,889	65

World Acceptance Corp. *	3,723	426
		25,642

Technology Services – 2.0%

CACI International, Inc., Class A *	14,680	2,703

ConvergeOne Holdings, Inc.	16,455	153

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Technology Services – 2.0% – continued

Convergys Corp.	54,521	$1,294

CSG Systems International, Inc.	19,957	801

Cubic Corp.	15,128	1,105

Endurance International Group Holdings, Inc. *	42,516	374

Engility Holdings, Inc. *	10,939	394

EVERTEC, Inc.	36,380	877

ExlService Holdings, Inc. *	19,939	1,320

ICF International, Inc.	10,761	812

Information Services Group, Inc. *	21,501	103

ManTech International Corp., Class A	15,794	1,000

MAXIMUS, Inc.	38,185	2,484

Medidata Solutions, Inc. *	34,480	2,528

NIC, Inc.	38,350	568

Perficient, Inc. *	20,248	540

Perspecta, Inc.	85,823	2,207

PFSweb, Inc. *	9,247	68

Presidio, Inc.	18,665	285

Reis, Inc.	5,313	122

Rimini Street, Inc. *	5,958	38

Science Applications International Corp.	25,319	2,041

ServiceSource International, Inc. *	46,513	132

Sykes Enterprises, Inc. *	23,576	719

Syntel, Inc. *	21,171	868

Travelport Worldwide Ltd.	74,948	1,264

TTEC Holdings, Inc.	8,667	224

Unisys Corp. *	30,362	619

Value Line, Inc.	669	17

Virtusa Corp. *	17,029	915

WageWorks, Inc. *	23,701	1,013
		27,588

Telecom – 1.1%

8x8, Inc. *	54,997	1,169

ATN International, Inc.	6,186	457

Cincinnati Bell, Inc. *	27,394	437

Cogent Communications Holdings, Inc.	25,023	1,396

Consolidated Communications Holdings, Inc.	41,490	541

Frontier Communications Corp.	62,241	404

Fusion Connect, Inc. *	12,656	33

Gogo, Inc. *	34,454	179

GTT Communications, Inc. *	25,325	1,099

HC2 Holdings, Inc. *	24,909	152

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Telecom – 1.1% – continued

Intelsat S.A. *	27,244	$817

Internap Corp. *	12,233	154

Iridium Communications, Inc. *	57,345	1,290

Liberty Latin America Ltd., Class A *	25,648	534

Liberty Latin America Ltd., Class C *	67,859	1,400

Loral Space & Communications, Inc. *	7,734	351

NII Holdings, Inc. *	53,766	315

Ooma, Inc. *	11,302	188

ORBCOMM, Inc. *	44,338	482

RigNet, Inc. *	8,238	168

Shenandoah Telecommunications Co.	27,887	1,081

Spok Holdings, Inc.	10,762	166

Vonage Holdings Corp. *	132,124	1,871

Windstream Holdings, Inc. *	24,754	121

Zix Corp. *	31,327	174
		14,979

Transportation & Logistics – 1.3%

Air Transport Services Group, Inc. *	34,621	743

ArcBest Corp.	15,246	740

Ardmore Shipping Corp. *	20,643	134

Atlas Air Worldwide Holdings, Inc. *	14,122	900

Costamare, Inc.	28,634	186

Covenant Transportation Group, Inc., Class A *	7,515	218

CryoPort, Inc. *	15,139	194

Daseke, Inc. *	24,956	200

DHT Holdings, Inc.	55,648	262

Dorian LPG Ltd. *	16,788	134

Eagle Bulk Shipping, Inc. *	29,327	165

Echo Global Logistics, Inc. *	16,558	513

Forward Air Corp.	17,527	1,257

Frontline Ltd. *	44,808	260

GasLog Ltd.	24,401	482

Genco Shipping & Trading Ltd. *	5,754	81

Golar LNG Ltd.	56,485	1,570

Heartland Express, Inc.	27,721	547

Hub Group, Inc., Class A *	19,569	892

International Seaways, Inc. *	13,173	264

Marten Transport Ltd.	23,236	489

Matson, Inc.	25,341	1,005

Mobile Mini, Inc.	26,551	1,164

Nordic American Tankers Ltd.	85,011	178

Overseas Shipholding Group, Inc., Class A *	34,546	109

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Transportation & Logistics – 1.3% – continued

P.A.M. Transportation Services, Inc. *	1,357	$88

Radiant Logistics, Inc. *	22,837	135

Safe Bulkers, Inc. *	29,344	85

Saia, Inc. *	15,340	1,173

Scorpio Bulkers, Inc.	35,055	254

Scorpio Tankers, Inc.	177,800	357

SEACOR Marine Holdings, Inc. *	10,086	228

Ship Finance International Ltd.	49,451	687

Teekay Corp.	41,506	280

Teekay Tankers Ltd., Class A	110,608	109

Universal Logistics Holdings, Inc.	4,834	178

US Xpress Enterprises, Inc., Class A *	12,546	173

USA Truck, Inc. *	4,815	97

Werner Enterprises, Inc.	28,628	1,012

YRC Worldwide, Inc. *	19,481	175
		17,718

Transportation Equipment – 0.4%

American Railcar Industries, Inc.	4,371	202

Blue Bird Corp. *	8,834	217

Commercial Vehicle Group, Inc. *	18,336	168

FreightCar America, Inc. *	7,181	115

Greenbrier (The) Cos., Inc.	18,921	1,137

Meritor, Inc. *	49,553	959

Navistar International Corp. *	29,378	1,131

REV Group, Inc.	17,864	281

Spartan Motors, Inc.	20,285	299

Wabash National Corp.	33,688	614
		5,123

Utilities – 2.9%

ALLETE, Inc.	30,785	2,309

American States Water Co.	21,890	1,338

Artesian Resources Corp., Class A	4,641	171

Atlantic Power Corp. *	63,870	141

Avista Corp.	39,217	1,983

Black Hills Corp.	32,026	1,860

California Water Service Group	28,702	1,231

Chesapeake Utilities Corp.	9,445	792

Clearway Energy, Inc., Class A	20,886	398

Clearway Energy, Inc., Class C	41,660	802

Connecticut Water Service, Inc.	7,201	500

Consolidated Water Co. Ltd.	8,879	123

El Paso Electric Co.	24,199	1,384

Global Water Resources, Inc.	6,750	72

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.0% – continued

Utilities – 2.9% – continued

IDACORP, Inc.	30,181	$2,995

MGE Energy, Inc.	20,859	1,332

Middlesex Water Co.	9,460	458

New Jersey Resources Corp.	52,136	2,403

Northwest Natural Gas Co.	17,101	1,144

NorthWestern Corp.	30,237	1,774

ONE Gas, Inc.	31,156	2,564

Otter Tail Corp.	23,535	1,127

Pattern Energy Group, Inc., Class A	48,316	960

PICO Holdings, Inc. *	11,990	150

PNM Resources, Inc.	47,563	1,876

PNM Resources, Inc. – (Fractional Shares) (1)	50,000	–

Portland General Electric Co.	53,477	2,439

Pure Cycle Corp. *	10,490	121

RGC Resources, Inc.	4,661	125

SJW Group	10,211	624

South Jersey Industries, Inc.	51,228	1,807

Southwest Gas Holdings, Inc.	29,224	2,310

Spark Energy, Inc., Class A	7,063	58

Spire, Inc.	29,451	2,166

TerraForm Power, Inc., Class A	43,185	499

Unitil Corp.	8,562	436

York Water (The) Co.	7,875	239
		40,711

Waste & Environment Services & Equipment – 0.6%

Advanced Disposal Services, Inc. *	43,370	1,174

AquaVenture Holdings Ltd. *	6,337	115

Casella Waste Systems, Inc., Class A *	23,724	737

CECO Environmental Corp. *	18,062	142

Charah Solutions, Inc. *	4,353	34

Covanta Holding Corp.	70,370	1,144

Energy Recovery, Inc. *	21,707	194

ESCO Technologies, Inc.	15,198	1,034

Evoqua Water Technologies Corp. *	45,078	802

Heritage-Crystal Clean, Inc. *	8,665	185

Tetra Tech, Inc.	33,155	2,264

US Ecology, Inc.	13,095	966
		8,791
Total Common Stocks
(Cost $906,894)		1,358,879

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%

Biotechnology & Pharmaceuticals – 0.0%

Omthera Pharmaceuticals, Inc. (Contingent Value Rights) *(1)	3,681	$–

Tobira Therapeutics, Inc. (Contingent Value Rights) *(3)	5,175	39
		39

Chemicals – 0.0%

A. Schulman, Inc. (Contingent Value Rights) *(3)	15,653	31
Total Rights
(Cost $40)		70

OTHER – 0.0% (1)
Escrow DLB Oil & Gas *	1,200	–
Escrow Position PetroCorp *	420	–
Total Other
(Cost $–)		–

INVESTMENT COMPANIES – 1.7%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (4)(5)	23,239,502	23,240
Total Investment Companies
(Cost $23,240)		23,240

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 2.11%, 1/10/19 (6)(7)	$2,345	$2,331
Total Short-Term Investments
(Cost $2,331)		2,331

Total Investments – 99.9%
(Cost $932,505)		1,384,520

Other Assets less Liabilities – 0.1%		1,869
NET ASSETS – 100.0%		$1,386,389

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Amounts round to less than a thousand.
(3)	Level 3 asset.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2018 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini Russell 2000 Index	318	$27,043	Long	12/18	$(130)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	3.3%
Consumer Discretionary	12.2
Consumer Staples	2.6
Energy	4.8
Financials	17.4
Health Care	16.5
Industrials	15.1
Information Technology	13.9
Materials	4.2
Real Estate	6.9
Utilities	3.1

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$1,358,879	$–	$–	$1,358,879
Rights (1)	–	–	70	70
Investment Companies	23,240	–	–	23,240
Short-Term Investments	–	2,331	–	2,331
Total Investments	$1,382,119	$2,331	$70	$1,384,520

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(130)	$–	$–	$(130)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5%

Aerospace & Defense – 2.7%

Arconic, Inc.	149,140	$3,283

Boeing (The) Co.	183,147	68,112

General Dynamics Corp.	95,455	19,542

Harris Corp.	40,559	6,863

Huntington Ingalls Industries, Inc.	14,790	3,787

L3 Technologies, Inc.	26,764	5,691

Lockheed Martin Corp.	85,046	29,423

Northrop Grumman Corp.	59,808	18,981

Raytheon Co.	97,553	20,160

Rockwell Collins, Inc.	56,038	7,872

Textron, Inc.	85,157	6,086

TransDigm Group, Inc. *	16,635	6,193

United Technologies Corp.	257,737	36,034
		232,027

Apparel & Textile Products – 0.7%

Hanesbrands, Inc.	123,022	2,267

Michael Kors Holdings Ltd. *	51,169	3,508

NIKE, Inc., Class B	439,126	37,203

PVH Corp.	26,250	3,790

Ralph Lauren Corp.	19,008	2,615

Under Armour, Inc., Class A *	63,467	1,347

Under Armour, Inc., Class C *	64,271	1,251

VF Corp.	111,620	10,431
		62,412

Asset Management – 0.9%

Affiliated Managers Group, Inc.	18,491	2,528

Ameriprise Financial, Inc.	48,554	7,170

BlackRock, Inc.	42,024	19,807

Charles Schwab (The) Corp.	412,283	20,264

E*TRADE Financial Corp. *	89,789	4,704

Franklin Resources, Inc.	104,987	3,193

Invesco Ltd.	139,575	3,193

Raymond James Financial, Inc.	45,186	4,159

T. Rowe Price Group, Inc.	83,414	9,107
		74,125

Automotive – 0.5%

Aptiv PLC	90,287	7,575

BorgWarner, Inc.	71,978	3,079

Ford Motor Co.	1,346,349	12,454

General Motors Co.	450,019	15,152

Goodyear Tire & Rubber (The) Co.	81,714	1,911

Harley-Davidson, Inc.	56,591	2,564
		42,735

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Banking – 5.7%

Bank of America Corp.	3,183,954	$93,799

BB&T Corp.	265,981	12,911

Citigroup, Inc.	862,678	61,889

Citizens Financial Group, Inc.	162,624	6,272

Comerica, Inc.	58,667	5,292

Fifth Third Bancorp	228,555	6,381

Huntington Bancshares, Inc.	376,607	5,619

JPMorgan Chase & Co.	1,151,975	129,989

KeyCorp	362,046	7,201

M&T Bank Corp.	49,529	8,149

People’s United Financial, Inc.	118,463	2,028

PNC Financial Services Group (The), Inc.	159,105	21,668

Regions Financial Corp.	377,711	6,931

SunTrust Banks, Inc.	158,529	10,588

SVB Financial Group *	18,383	5,714

US Bancorp	524,684	27,709

Wells Fargo & Co.	1,485,881	78,098

Zions Bancorporation	67,232	3,372
		493,610

Biotechnology & Pharmaceuticals – 7.1%

AbbVie, Inc.	519,130	49,099

Alexion Pharmaceuticals, Inc. *	76,731	10,666

Allergan PLC	109,412	20,841

Amgen, Inc.	221,882	45,994

Biogen, Inc. *	69,064	24,401

Bristol-Myers Squibb Co.	559,532	34,736

Celgene Corp. *	241,148	21,580

Eli Lilly & Co.	327,722	35,168

Gilead Sciences, Inc.	444,975	34,356

Incyte Corp. *	60,007	4,145

Johnson & Johnson	919,749	127,082

Merck & Co., Inc.	911,816	64,684

Mylan N.V. *	175,847	6,436

Nektar Therapeutics *	59,140	3,605

Perrigo Co. PLC	42,552	3,013

Pfizer, Inc.	2,009,661	88,566

Regeneron Pharmaceuticals, Inc. *	26,641	10,764

Vertex Pharmaceuticals, Inc. *	87,610	16,886

Zoetis, Inc.	165,068	15,114
		617,136

Chemicals – 2.1%

3M Co.	201,091	42,372

Air Products & Chemicals, Inc.	75,375	12,591

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Chemicals – 2.1% – continued

Albemarle Corp.	36,814	$3,673

Avery Dennison Corp.	29,988	3,249

CF Industries Holdings, Inc.	79,617	4,334

DowDuPont, Inc.	790,336	50,827

Eastman Chemical Co.	48,702	4,662

FMC Corp.	45,890	4,001

International Flavors & Fragrances, Inc.	31,442	4,374

LyondellBasell Industries N.V., Class A	109,691	11,244

Mosaic (The) Co.	122,787	3,988

PPG Industries, Inc.	83,212	9,081

Praxair, Inc.	98,699	15,864

Sherwin-Williams (The) Co.	28,109	12,796
		183,056

Commercial Services – 0.3%

Cintas Corp.	29,492	5,834

Ecolab, Inc.	87,275	13,683

H&R Block, Inc.	71,553	1,842

Robert Half International, Inc.	42,001	2,956

Rollins, Inc.	33,659	2,043
		26,358

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	21,478	3,908

Vulcan Materials Co.	45,097	5,015
		8,923

Consumer Products – 5.1%

Altria Group, Inc.	645,827	38,950

Archer-Daniels-Midland Co.	192,819	9,693

Brown-Forman Corp., Class B	57,810	2,922

Campbell Soup Co.	65,789	2,410

Church & Dwight Co., Inc.	83,468	4,955

Clorox (The) Co.	44,174	6,644

Coca-Cola (The) Co.	1,311,733	60,589

Colgate-Palmolive Co.	297,687	19,930

Conagra Brands, Inc.	134,247	4,560

Constellation Brands, Inc., Class A	57,794	12,462

Coty, Inc., Class A	153,519	1,928

Estee Lauder (The) Cos., Inc., Class A	77,130	11,208

General Mills, Inc.	204,625	8,782

Hershey (The) Co.	47,638	4,859

Hormel Foods Corp.	92,186	3,632

JM Smucker (The) Co.	38,757	3,977

Kellogg Co.	87,001	6,092

Kimberly-Clark Corp.	119,096	13,534

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Consumer Products – 5.1% – continued

Kraft Heinz (The) Co.	213,403	$11,761

McCormick & Co., Inc. (Non Voting)	41,379	5,452

Molson Coors Brewing Co., Class B	64,704	3,979

Mondelez International, Inc., Class A	503,277	21,621

Monster Beverage Corp. *	136,421	7,951

PepsiCo, Inc.	484,784	54,199

Philip Morris International, Inc.	532,941	43,456

Procter & Gamble (The) Co.	853,101	71,004

Tyson Foods, Inc., Class A	101,538	6,045
		442,595

Containers & Packaging – 0.3%

Ball Corp.	117,002	5,147

International Paper Co.	141,286	6,944

Packaging Corp. of America	32,201	3,532

Sealed Air Corp.	55,024	2,209

WestRock Co.	87,511	4,677
		22,509

Distributors – Consumer Staples – 0.1%

Sysco Corp.	163,543	11,980

Distributors – Discretionary – 0.1%

Fastenal Co.	97,958	5,683

LKQ Corp. *	109,527	3,469
		9,152

Electrical Equipment – 2.1%

A.O. Smith Corp.	49,454	2,639

Allegion PLC	32,457	2,940

AMETEK, Inc.	79,036	6,253

Amphenol Corp., Class A	102,773	9,663

Eaton Corp. PLC	148,044	12,840

Emerson Electric Co.	214,962	16,462

Fortive Corp.	105,774	8,906

General Electric Co.	2,979,831	33,642

Honeywell International, Inc.	254,846	42,406

Ingersoll-Rand PLC	84,582	8,653

Johnson Controls International PLC	318,684	11,154

Rockwell Automation, Inc.	42,315	7,935

Roper Technologies, Inc.	35,511	10,519

TE Connectivity Ltd.	119,441	10,502
		184,514

Engineering & Construction Services – 0.1%

Fluor Corp.	47,967	2,787

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Engineering & Construction Services – 0.1% – continued

Jacobs Engineering Group, Inc.	41,131	$3,146

Quanta Services, Inc. *	51,049	1,704
		7,637

Gaming, Lodging & Restaurants – 1.6%

Carnival Corp.	138,514	8,833

Chipotle Mexican Grill, Inc. *	8,333	3,788

Darden Restaurants, Inc.	42,235	4,696

Hilton Worldwide Holdings, Inc.	102,289	8,263

Marriott International, Inc., Class A	98,739	13,037

McDonald’s Corp.	265,947	44,490

MGM Resorts International	175,324	4,893

Norwegian Cruise Line Holdings Ltd. *	70,337	4,040

Royal Caribbean Cruises Ltd.	58,761	7,635

Starbucks Corp.	462,452	26,286

Wynn Resorts Ltd.	33,535	4,261

Yum! Brands, Inc.	108,793	9,890
		140,112

Hardware – 5.9%

Apple, Inc.	1,573,076	355,106

Arista Networks, Inc. *	17,721	4,711

Cisco Systems, Inc.	1,567,505	76,259

Corning, Inc.	278,138	9,818

F5 Networks, Inc. *	20,841	4,156

FLIR Systems, Inc.	46,985	2,888

Garmin Ltd.	41,551	2,911

Hewlett Packard Enterprise Co.	504,691	8,232

HP, Inc.	542,616	13,983

Juniper Networks, Inc.	119,065	3,568

Motorola Solutions, Inc.	55,290	7,196

NetApp, Inc.	88,908	7,636

Seagate Technology PLC	89,615	4,243

Western Digital Corp.	99,944	5,851

Xerox Corp.	76,672	2,069
		508,627

Health Care Facilities & Services – 3.4%

Aetna, Inc.	112,122	22,744

AmerisourceBergen Corp.	54,339	5,011

Anthem, Inc.	89,106	24,419

Cardinal Health, Inc.	105,983	5,723

Centene Corp. *	70,698	10,236

Cigna Corp.	83,493	17,387

CVS Health Corp.	349,042	27,477

DaVita, Inc. *	43,545	3,119

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Health Care Facilities & Services – 3.4% – continued

Envision Healthcare Corp. *	41,465	$1,896

Express Scripts Holding Co. *	192,750	18,313

HCA Healthcare, Inc.	92,520	12,871

Henry Schein, Inc. *	52,541	4,468

Humana, Inc.	47,269	16,002

IQVIA Holdings, Inc. *	55,215	7,164

Laboratory Corp. of America Holdings *	34,897	6,061

McKesson Corp.	68,179	9,044

Quest Diagnostics, Inc.	47,316	5,106

UnitedHealth Group, Inc.	329,919	87,772

Universal Health Services, Inc., Class B	29,732	3,801

WellCare Health Plans, Inc. *	17,144	5,494
		294,108

Home & Office Products – 0.5%

D.R. Horton, Inc.	117,198	4,943

Fortune Brands Home & Security, Inc.	47,962	2,511

Leggett & Platt, Inc.	44,675	1,956

Lennar Corp., Class A	100,297	4,683

Masco Corp.	105,920	3,877

Mohawk Industries, Inc. *	21,638	3,794

Newell Brands, Inc.	149,188	3,028

PulteGroup, Inc.	89,573	2,219

Snap-on, Inc.	19,322	3,548

Stanley Black & Decker, Inc.	52,636	7,708

Whirlpool Corp.	22,027	2,616
		40,883

Industrial Services – 0.1%

United Rentals, Inc. *	28,519	4,666

W.W. Grainger, Inc.	15,594	5,573
		10,239

Institutional Financial Services – 1.5%

Bank of New York Mellon (The) Corp.	315,386	16,082

Cboe Global Markets, Inc.	38,374	3,682

CME Group, Inc.	116,745	19,871

Goldman Sachs Group (The), Inc.	120,388	26,996

Intercontinental Exchange, Inc.	196,120	14,687

Jefferies Financial Group, Inc.	98,867	2,171

Morgan Stanley	454,599	21,171

Nasdaq, Inc.	39,699	3,406

Northern Trust Corp. (1)	76,587	7,822

State Street Corp.	130,137	10,903
		126,791

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	107	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Insurance – 3.9%

Aflac, Inc.	264,171	$12,435

Allstate (The) Corp.	118,501	11,696

American International Group, Inc.	304,389	16,206

Aon PLC	83,418	12,828

Arthur J. Gallagher & Co.	62,170	4,628

Assurant, Inc.	17,869	1,929

Berkshire Hathaway, Inc., Class B *	668,206	143,070

Brighthouse Financial, Inc. *	40,858	1,808

Chubb Ltd.	158,929	21,239

Cincinnati Financial Corp.	52,243	4,013

Everest Re Group Ltd.	14,013	3,202

Hartford Financial Services Group (The), Inc.	122,170	6,104

Lincoln National Corp.	74,613	5,048

Loews Corp.	94,812	4,762

Marsh & McLennan Cos., Inc.	173,108	14,320

MetLife, Inc.	340,734	15,919

Principal Financial Group, Inc.	90,856	5,323

Progressive (The) Corp.	200,132	14,217

Prudential Financial, Inc.	143,202	14,509

Torchmark Corp.	36,053	3,125

Travelers (The) Cos., Inc.	91,457	11,863

Unum Group	75,206	2,938

Willis Towers Watson PLC	44,958	6,336
		337,518

Iron & Steel – 0.1%

Nucor Corp.	108,544	6,887

Leisure Products – 0.1%

Hasbro, Inc.	40,110	4,217

Mattel, Inc. *	117,654	1,847
		6,064

Machinery – 1.0%

Caterpillar, Inc.	204,000	31,108

Deere & Co.	109,969	16,532

Dover Corp.	50,727	4,491

Flowserve Corp.	44,751	2,447

Illinois Tool Works, Inc.	105,775	14,927

Parker-Hannifin Corp.	45,352	8,342

Xylem, Inc.	61,302	4,896
		82,743

Media – 7.9%

Alphabet, Inc., Class A *	102,478	123,699

Alphabet, Inc., Class C *	105,558	125,980

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Media – 7.9% – continued

Booking Holdings, Inc. *	16,283	$32,306

CBS Corp., Class B (Non Voting)	116,469	6,691

Charter Communications, Inc., Class A *	61,227	19,953

Comcast Corp., Class A	1,566,739	55,478

Discovery, Inc., Class A *	53,396	1,709

Discovery, Inc., Class C *	123,449	3,652

DISH Network Corp., Class A *	78,061	2,792

Expedia Group, Inc.	40,463	5,280

Facebook, Inc., Class A *	826,827	135,980

Interpublic Group of (The) Cos., Inc.	131,474	3,007

Netflix, Inc. *	149,313	55,863

News Corp., Class A	131,265	1,731

News Corp., Class B	41,776	568

Omnicom Group, Inc.	77,511	5,272

TripAdvisor, Inc. *	34,662	1,770

Twenty-First Century Fox, Inc., Class A	361,843	16,764

Twenty-First Century Fox, Inc., Class B	167,073	7,655

Twitter, Inc. *	246,881	7,026

VeriSign, Inc. *	36,844	5,899

Viacom, Inc., Class B	120,398	4,065

Walt Disney (The) Co.	509,930	59,631
		682,771

Medical Equipment & Devices – 4.0%

Abbott Laboratories	601,322	44,113

ABIOMED, Inc. *	15,387	6,920

Agilent Technologies, Inc.	109,145	7,699

Align Technology, Inc. *	25,061	9,804

Baxter International, Inc.	170,408	13,137

Becton Dickinson and Co.	91,722	23,940

Boston Scientific Corp. *	474,153	18,255

Cooper (The) Cos., Inc.	16,724	4,635

Danaher Corp.	211,101	22,938

DENTSPLY SIRONA, Inc.	77,419	2,922

Edwards Lifesciences Corp. *	71,909	12,519

Hologic, Inc. *	93,133	3,817

IDEXX Laboratories, Inc. *	29,666	7,406

Illumina, Inc. *	50,439	18,514

Intuitive Surgical, Inc. *	38,999	22,386

Medtronic PLC	463,069	45,552

Mettler-Toledo International, Inc. *	8,675	5,283

PerkinElmer, Inc.	37,760	3,673

ResMed, Inc.	48,753	5,623

Stryker Corp.	106,422	18,909

Thermo Fisher Scientific, Inc.	138,152	33,720

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Medical Equipment & Devices – 4.0% – continued

Varian Medical Systems, Inc. *	31,234	$3,496

Waters Corp. *	26,238	5,108

Zimmer Biomet Holdings, Inc.	70,111	9,218
		349,587

Metals & Mining – 0.1%

Freeport-McMoRan, Inc.	497,446	6,924

Newmont Mining Corp.	182,035	5,498
		12,422

Oil, Gas & Coal – 5.8%

Anadarko Petroleum Corp.	175,734	11,846

Andeavor	47,434	7,281

Apache Corp.	130,463	6,219

Baker Hughes a GE Co.	142,059	4,806

Cabot Oil & Gas Corp.	149,414	3,365

Chevron Corp.	656,976	80,335

Cimarex Energy Co.	32,555	3,026

Concho Resources, Inc. *	68,716	10,496

ConocoPhillips	397,833	30,792

Devon Energy Corp.	174,757	6,980

EOG Resources, Inc.	198,680	25,346

EQT Corp.	90,672	4,010

Exxon Mobil Corp.	1,451,555	123,411

Halliburton Co.	302,051	12,242

Helmerich & Payne, Inc.	37,154	2,555

Hess Corp.	86,495	6,191

HollyFrontier Corp.	55,624	3,888

Kinder Morgan, Inc.	652,811	11,574

Marathon Oil Corp.	291,087	6,777

Marathon Petroleum Corp.	154,675	12,369

National Oilwell Varco, Inc.	130,335	5,615

Newfield Exploration Co. *	68,174	1,966

Noble Energy, Inc.	165,262	5,155

Occidental Petroleum Corp.	262,545	21,573

ONEOK, Inc.	141,695	9,606

Phillips 66	146,493	16,513

Pioneer Natural Resources Co.	58,720	10,228

Schlumberger Ltd.	474,765	28,923

TechnipFMC PLC (New York Exchange)	148,061	4,627

Valero Energy Corp.	146,165	16,626

Williams (The) Cos., Inc.	414,918	11,282
		505,623

Passenger Transportation – 0.5%

Alaska Air Group, Inc.	42,048	2,895

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Passenger Transportation – 0.5% – continued

American Airlines Group, Inc.	139,695	$5,774

Delta Air Lines, Inc.	216,020	12,492

Southwest Airlines Co.	176,990	11,053

United Continental Holdings, Inc. *	78,599	7,000
		39,214

Real Estate – 0.1%

CBRE Group, Inc., Class A *	108,614	4,790

Real Estate Investment Trusts – 2.5%

Alexandria Real Estate Equities, Inc.	35,941	4,521

American Tower Corp.	151,364	21,993

Apartment Investment & Management Co., Class A	53,745	2,372

AvalonBay Communities, Inc.	47,672	8,636

Boston Properties, Inc.	52,723	6,490

Crown Castle International Corp.	142,420	15,856

Digital Realty Trust, Inc.	71,069	7,994

Duke Realty Corp.	121,780	3,455

Equinix, Inc.	27,332	11,832

Equity Residential	127,064	8,419

Essex Property Trust, Inc.	22,522	5,556

Extra Space Storage, Inc.	43,023	3,727

Federal Realty Investment Trust	24,914	3,151

HCP, Inc.	160,223	4,217

Host Hotels & Resorts, Inc.	252,880	5,336

Iron Mountain, Inc.	98,862	3,413

Kimco Realty Corp.	145,486	2,435

Macerich (The) Co.	37,100	2,051

Mid-America Apartment Communities, Inc.	38,800	3,887

Prologis, Inc.	216,194	14,656

Public Storage	51,599	10,404

Realty Income Corp.	98,765	5,619

Regency Centers Corp.	57,670	3,729

SBA Communications Corp. *	39,300	6,313

Simon Property Group, Inc.	106,179	18,767

SL Green Realty Corp.	30,168	2,942

UDR, Inc.	91,288	3,691

Ventas, Inc.	121,700	6,618

Vornado Realty Trust	59,155	4,318

Welltower, Inc.	126,865	8,160

Weyerhaeuser Co.	261,203	8,429
		218,987

Retail – Consumer Staples – 1.7%

Costco Wholesale Corp.	150,367	35,318

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	109	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Retail – Consumer Staples – 1.7% – continued

Dollar General Corp.	91,060	$9,953

Dollar Tree, Inc. *	81,127	6,616

Kroger (The) Co.	273,233	7,954

Target Corp.	180,452	15,918

Walgreens Boots Alliance, Inc.	289,307	21,090

Walmart, Inc.	492,012	46,205
		143,054

Retail – Discretionary – 6.0%

Advance Auto Parts, Inc.	25,257	4,252

Amazon.com, Inc. *	140,465	281,351

AutoZone, Inc. *	9,097	7,057

Best Buy Co., Inc.	83,675	6,640

CarMax, Inc. *	60,761	4,537

Copart, Inc. *	70,509	3,633

eBay, Inc. *	319,150	10,538

Foot Locker, Inc.	40,297	2,054

Gap (The), Inc.	73,853	2,131

Genuine Parts Co.	50,038	4,974

Home Depot (The), Inc.	392,194	81,243

Kohl’s Corp.	57,444	4,282

L Brands, Inc.	78,345	2,374

Lowe’s Cos., Inc.	278,037	31,924

Macy’s, Inc.	104,537	3,631

Nordstrom, Inc.	40,070	2,397

O’Reilly Automotive, Inc. *	27,624	9,594

Ross Stores, Inc.	129,186	12,802

Tapestry, Inc.	98,219	4,938

Tiffany & Co.	37,376	4,820

TJX (The) Cos., Inc.	214,947	24,078

Tractor Supply Co.	41,644	3,785

Ulta Beauty, Inc. *	19,504	5,503
		518,538

Semiconductors – 3.8%

Advanced Micro Devices, Inc. *	294,175	9,087

Analog Devices, Inc.	127,634	11,801

Applied Materials, Inc.	337,178	13,032

Broadcom, Inc.	148,003	36,517

Intel Corp.	1,580,861	74,759

IPG Photonics Corp. *	12,231	1,909

KLA-Tencor Corp.	53,136	5,405

Lam Research Corp.	54,070	8,202

Microchip Technology, Inc.	81,424	6,425

Micron Technology, Inc. *	397,906	17,997

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Semiconductors – 3.8% – continued

NVIDIA Corp.	208,458	$58,581

Qorvo, Inc. *	43,158	3,318

QUALCOMM, Inc.	482,220	34,734

Skyworks Solutions, Inc.	61,059	5,539

Texas Instruments, Inc.	333,036	35,732

Xilinx, Inc.	86,595	6,942
		329,980

Software – 6.4%

Activision Blizzard, Inc.	261,530	21,757

Adobe Systems, Inc. *	168,029	45,359

Akamai Technologies, Inc. *	58,209	4,258

ANSYS, Inc. *	28,661	5,350

Autodesk, Inc. *	74,710	11,663

CA, Inc.	108,707	4,799

Cadence Design Systems, Inc. *	96,049	4,353

Cerner Corp. *	112,940	7,274

Citrix Systems, Inc. *	43,851	4,875

Electronic Arts, Inc. *	104,685	12,614

Intuit, Inc.	88,762	20,185

Microsoft Corp.	2,629,056	300,685

Oracle Corp.	969,319	49,978

Red Hat, Inc. *	60,623	8,262

salesforce.com, Inc. *	259,556	41,277

Symantec Corp.	212,050	4,512

Synopsys, Inc. *	50,830	5,012

Take-Two Interactive Software, Inc. *	39,051	5,389
		557,602

Specialty Finance – 3.5%

Alliance Data Systems Corp.	16,020	3,783

American Express Co.	242,067	25,778

Capital One Financial Corp.	164,018	15,570

Discover Financial Services	117,583	8,989

Fidelity National Information Services, Inc.	112,931	12,318

Fiserv, Inc. *	138,432	11,404

FleetCor Technologies, Inc. *	30,128	6,864

Global Payments, Inc.	54,425	6,934

Mastercard, Inc., Class A	312,830	69,639

PayPal Holdings, Inc. *	405,853	35,650

Synchrony Financial	233,793	7,266

Total System Services, Inc.	57,648	5,692

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Specialty Finance – 3.5% – continued

Visa, Inc., Class A	609,428	$91,469

Western Union (The) Co.	151,807	2,894
		304,250

Technology Services – 2.4%

Accenture PLC, Class A	219,406	37,343

Automatic Data Processing, Inc.	150,294	22,643

Broadridge Financial Solutions, Inc.	40,231	5,309

Cognizant Technology Solutions Corp., Class A	198,636	15,325

DXC Technology Co.	96,176	8,994

Equifax, Inc.	41,032	5,358

Gartner, Inc. *	31,128	4,934

IHS Markit Ltd. *	121,476	6,555

International Business Machines Corp.	312,935	47,319

Moody’s Corp.	57,417	9,600

MSCI, Inc.	30,320	5,379

Nielsen Holdings PLC	122,302	3,383

Paychex, Inc.	110,405	8,131

S&P Global, Inc.	86,186	16,840

Verisk Analytics, Inc. *	56,586	6,821
		203,934

Telecom – 1.9%

AT&T, Inc.	2,489,649	83,603

CenturyLink, Inc.	325,904	6,909

Verizon Communications, Inc.	1,416,489	75,626
		166,138

Transportation & Logistics – 1.7%

C.H. Robinson Worldwide, Inc.	47,584	4,659

CSX Corp.	279,768	20,717

Expeditors International of Washington, Inc.	59,525	4,377

FedEx Corp.	83,448	20,093

JB Hunt Transport Services, Inc.	30,092	3,579

Kansas City Southern	34,928	3,957

Norfolk Southern Corp.	95,865	17,304

Union Pacific Corp.	253,543	41,284

United Parcel Service, Inc., Class B	237,730	27,755
		143,725

Transportation Equipment – 0.2%

Cummins, Inc.	51,536	7,528

PACCAR, Inc.	120,013	8,184
		15,712

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.5% – continued

Utilities – 2.8%

AES Corp.	225,661	$3,159

Alliant Energy Corp.	81,307	3,461

Ameren Corp.	83,072	5,252

American Electric Power Co., Inc.	169,416	12,008

American Water Works Co., Inc.	61,881	5,444

CenterPoint Energy, Inc.	168,713	4,665

CMS Energy Corp.	96,421	4,725

Consolidated Edison, Inc.	107,262	8,172

Dominion Energy, Inc.	224,083	15,749

DTE Energy Co.	61,910	6,756

Duke Energy Corp.	244,104	19,533

Edison International	111,268	7,531

Entergy Corp.	61,780	5,012

Evergy, Inc.	92,553	5,083

Eversource Energy	108,088	6,641

Exelon Corp.	331,676	14,481

FirstEnergy Corp.	166,868	6,202

NextEra Energy, Inc.	161,606	27,085

NiSource, Inc.	125,008	3,115

NRG Energy, Inc.	104,864	3,922

PG&E Corp. *	178,297	8,203

Pinnacle West Capital Corp.	38,185	3,024

PPL Corp.	241,780	7,074

Public Service Enterprise Group, Inc.	174,270	9,200

SCANA Corp.	48,883	1,901

Sempra Energy	93,789	10,669

Southern (The) Co.	347,668	15,158

WEC Energy Group, Inc.	107,597	7,183

Xcel Energy, Inc.	173,517	8,192
		238,600

Waste & Environment Services & Equipment – 0.2%

Pentair PLC	55,369	2,400

Republic Services, Inc.	74,707	5,428

Stericycle, Inc. *	29,250	1,716

Waste Management, Inc.	135,730	12,265
		21,809
Total Common Stocks
(Cost $3,706,999)		8,429,477

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	111	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.3%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (2)(3)	201,565,417	$201,565
Total Investment Companies
(Cost $201,565)		201,565

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 2.12%, 1/10/19 (4)(5)	$10,485	$10,421
Total Short-Term Investments
(Cost $10,424)		10,421

Total Investments – 99.9%
(Cost $3,918,988)		8,641,463

Other Assets less Liabilities – 0.1%		8,281
NET ASSETS – 100.0%		$8,649,744

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2018 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini S&P 500	1,496	$218,341	Long	12/18	$1,537

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.0%
Consumer Discretionary	10.3
Consumer Staples	6.7
Energy	6.0
Financials	13.3
Health Care	15.1
Industrials	9.7
Information Technology	21.0
Materials	2.4
Real Estate	2.7
Utilities	2.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$8,429,477	$–	$–	$8,429,477
Investment Companies	201,565	–	–	201,565
Short-Term Investments	–	10,421	–	10,421
Total Investments	$8,631,042	$10,421	$–	$8,641,463

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,537	$–	$–	$1,537

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2018 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 44 funds as of September 30, 2018, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a

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NOTES TO THE FINANCIAL STATEMENTS continued

decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2018, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY
Emerging Markets Equity Index	Long	Liquidity
Global Real Estate Index	Long	Liquidity
Global Sustainability Index	Long	Liquidity
International Equity Index	Long	Liquidity
Mid Cap Index	Long	Liquidity
Small Cap Index	Long	Liquidity
Stock Index	Long	Liquidity

At September 30, 2018, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Mid Cap Index, Small Cap Index and Stock Index Funds was approximately $4,870,000, $2,331,000 and $10,421,000, respectively. At September 30, 2018, the aggregate fair value of cash and foreign currencies to cover margin requirements for open positions for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds was approximately $1,468,000, $1,079,000, $547,000 and $3,716,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of

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SEPTEMBER 30, 2018 (UNAUDITED)

premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2018, were approximately $1,000 for the Emerging Markets Equity Index and Global Real Estate Index Funds. Redemption fees were less than $1,000 for the six months ended September 30, 2018, for Global Sustainability Index and International Equity Index Funds. Redemption fees were approximately $19,000, $2,000, $4,000 and $1,000 for the fiscal year ended March 31, 2018, for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds, respectively. These amounts are included in “Payments for Shares Redeemed” in Note 8 — Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both fiscal periods.

H) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Emerging Markets Equity Index	Annually
Global Real Estate Index	Quarterly
Global Sustainability Index	Annually
International Equity Index	Annually
Mid Cap Index	Annually
Small Cap Index	Annually
Stock Index	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gains or losses on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2018, the following reclassifications were recorded:

Amounts in thousands	ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)	CAPITAL STOCK
Emerging Markets Equity Index	$20	$101,279	$(101,299)
Global Real Estate Index	4,023	492,423	(496,446)
Global Sustainability Index	383	(383)	—
International Equity Index	5,658	182,212	(187,870)
Small Cap Index	12	(56)	44
Stock Index	—	(119,756)	119,756

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

and capital gains to its shareholders. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption “Deferred foreign capital gains tax payable” and as a reduction in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in “Net realized gains (losses) on Investments”. The Funds seek to recover a portion of foreign withholding taxes applied to income earned in jurisdictions where favorable treaty rates for US investors are available. The portion of such taxes believed to be recoverable is reflected as an asset on the Statements of Assets and Liabilities under the caption “Receivable for foreign tax reclaims”.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

During the fiscal year ended March 31, 2018, the Emerging Markets Equity Index Fund utilized approximately $9,010,000 in capital loss carryforwards.

The Emerging Markets Equity Index Fund and International Equity Index Fund had approximately $101,299,000 and $193,709,000 of capital loss carryforwards expire during the fiscal year ended March 31, 2018.

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Emerging Markets Equity Index	$1,106	$268,947
International Equity Index*	10,132	286,442

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2018, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration for the Funds in the table below were as follows:

Amounts in thousands	MARCH 31, 2019
Emerging Markets Equity Index	$4,624
International Equity Index*	8,431

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws, expiring in varying amounts through March 31, 2019.

The Funds in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

The Global Real Estate Index Fund had approximately $496,445,000 of capital loss carryforwards expire during the taxable year ended November 30, 2017.

At November 30, 2017, the Global Real Estate Index Fund’s last tax year end, the non-expiring long-term capital loss was approximately $9,237,000. The Fund may offset future capital gains with these capital loss carryforwards.

At November 30, 2017, the Global Real Estate Index Fund’s last tax year end, the capital loss carryforwards for U.S. federal income tax purposes and their year of expiration for the Fund in the table below were as follows:

Amounts in thousands	NOVEMBER 30, 2018	NOVEMBER 30, 2019
Global Real Estate Index	$10,164	$13,694

The Fund in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

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SEPTEMBER 30, 2018 (UNAUDITED)

At March 31, 2018, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Emerging Markets Equity Index	$10,849	$—	$850,965
Global Sustainability Index	2,332	61	89,574
International Equity Index	44,777	—	1,042,315
Mid Cap Index	13,662	39,641	548,537
Small Cap Index	4,020	10,929	399,784
Stock Index	6,296	122,592	3,923,179

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net investment income, undistributed realized gains and unrealized losses at November 30, 2017, the Global Real Estate Index Fund’s last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Global Real Estate Index	$30,873	$—	$353,882

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity Index	$53,000	$—
Global Sustainability Index	7,914	3,726
International Equity Index	146,506	—
Mid Cap Index	38,722	128,464
Small Cap Index	19,789	57,898
Stock Index	158,402	101,793

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity Index	$36,000	$—
Global Sustainability Index	6,120	2,724
International Equity Index	127,449	—
Mid Cap Index	26,452	98,331
Small Cap Index	11,700	32,856
Stock Index	142,940	48,570

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Global Real Estate Index Fund’s tax years ended November 30, 2017 and November 30, 2016 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2017 AND NOVEMBER 30, 2016 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Real Estate Index (2017)	$57,746	$—
Global Real Estate Index (2016)	44,163	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Global Real Estate Index Fund has a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2017 through March 31, 2018 will be determined at the end of its tax year.

As of March 31, 2018, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

J) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

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NOTES TO THE FINANCIAL STATEMENTS continued

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2018.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2018.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 20, 2017, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 14-15, 2018, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 19, 2018 and will expire on November 18, 2019, unless renewed.

During the six months ended September 30, 2018, the following Funds had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE
Emerging Markets Equity Index	$42,500	3.16%
Global Real Estate Index	1,571	3.13%
International Equity Index	4,600	3.08%
Stock Index	2,500	2.90%

No other Funds had any borrowings or incurred any interest expense during the six months ended September 30, 2018.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2018, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES	CONTRACTUAL EXPENSE LIMITATIONS
Emerging Markets Equity Index	0.21%	0.30%
Global Real Estate Index	0.40%	0.50%
Global Sustainability Index	0.18%	0.30%
International Equity Index	0.18%	0.25%
Mid Cap Index	0.13%	0.15%
Small Cap Index	0.13%	0.15%
Stock Index	0.08%	0.10%

The contractual reimbursement arrangement is expected to continue until at least July 31, 2019. The contractual reimbursement arrangement will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board

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SEPTEMBER 30, 2018 (UNAUDITED)

may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2018, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

During the fiscal year ended March 31, 2018, International Equity Index Fund received reimbursements from NTI of approximately $137,000 in connection with an error. This reimbursement is included in Net realized gains (losses) on investments in the Statements of Changes in Net Assets and in Net realized and unrealized gains (losses) in the Financial Highlights. The cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specific conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2018, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2018, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Emerging Markets Equity Index	$—	$691,594	$—	$732,400
Global Real Estate Index	—	266,264	—	417,424

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Global Sustainability Index	$—	$75,281	$—	$33,524
International Equity Index	—	640,687	—	819,926
Mid Cap Index	—	195,790	—	233,997
Small Cap Index	—	219,751	—	196,164
Stock Index	—	157,630	—	259,660

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2018, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Emerging Markets Equity Index	$733,960	$(198,673)	$535,287	$2,277,431
Global Real Estate Index	332,084	(59,602)	272,482	1,425,512
Global Sustainability Index	113,490	(9,167)	104,323	353,424
International Equity Index	1,158,401	(219,164)	939,237	4,899,055
Mid Cap Index	720,038	(92,609)	627,429	1,882,783
Small Cap Index	513,981	(70,122)	443,859	940,531
Stock Index	4,720,785	(81,569)	4,639,216	4,003,784

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2018, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Emerging Markets Equity Index	29,315	$358,002	—	$—	(38,814)	$(460,254)	(9,499)	$(102,252)
Global Real Estate Index	8,164	85,940	757	7,886	(24,391)	(256,663)	(15,470)	(162,837)
Global Sustainability Index	5,248	74,992	—	—	(2,721)	(38,823)	2,527	36,169
International Equity Index	27,975	356,790	—	—	(51,659)	(660,107)	(23,684)	(303,317)
Mid Cap Index	8,723	176,820	—	—	(8,455)	(170,752)	268	6,068
Small Cap Index	8,979	132,454	—	—	(6,924)	(101,993)	2,055	30,461
Stock Index	16,335	541,080	507	16,975	(15,196)	(500,986)	1,646	57,069

Transactions in capital shares for the fiscal year ended March 31, 2018, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Emerging Markets Equity Index	68,070	$841,471	947	$11,926	(35,536)	$(432,065)	33,481	$421,332
Global Real Estate Index	32,013	337,425	1,020	10,663	(40,352)	(423,644)	(7,319)	(75,556)
Global Sustainability Index	8,084	110,551	502	7,002	(3,228)	(43,390)	5,358	74,163
International Equity Index	145,004	1,809,772	1,707	21,940	(47,037)	(594,337)	99,674	1,237,375
Mid Cap Index	18,489	355,466	7,020	135,915	(21,521)	(414,564)	3,988	76,817
Small Cap Index	12,898	174,696	4,560	62,519	(19,355)	(262,210)	(1,897)	(24,995)
Stock Index	53,275	1,623,418	4,241	133,727	(74,373)	(2,298,489)	(16,857)	(541,344)

EQUITY INDEX FUNDS	120	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2018, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Emerging Markets Equity Index	Northern Institutional Funds — U.S. Government Portfolio	$28,939	$275,539	$294,236	$—	$—	$227	$10,242	10,242
Global Real Estate Index	Northern Institutional Funds — U.S. Government Portfolio	$5,980	$126,702	$128,076	$—	$—	$58	$4,606	4,606
Global Sustainability Index	Northern Institutional Funds — U.S. Government Portfolio	$7,913	$61,436	$61,230	$—	$—	$69	$8,119	8,119
	Northern Trust Corp.	407	67	—	(9)	—	4	465	5
	Total	$8,320	$61,503	$61,230	$(9)	$—	$73	$8,584	8,124
International Equity Index	Northern Institutional Funds — U.S. Government Portfolio	$28,338	$245,819	$255,996	$—	$—	$238	$18,161	18,161
Mid Cap Index	Northern Institutional Funds — U.S. Government Portfolio	$33,084	$149,606	$89,199	$—	$—	$510	$93,491	93,491
Small Cap Index	Northern Institutional Funds — U.S. Government Portfolio	$9,163	$102,962	$88,885	$—	$—	$241	$23,240	23,240
Stock Index	Northern Institutional Funds — U.S. Government Portfolio	$29,953	$366,406	$194,794	$—	$—	$1,287	$201,565	201,565
	Northern Trust Corp.	7,921	460	486	(232)	159	72	7,822	77
	Total	$37,874	$366,866	$195,280	$(232)	$159	$1,359	$209,387	201,642

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2018:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENT OF ASSETS LOCATION	VALUE		STATEMENT OF LIABILITIES LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net Assets — Net unrealized appreciation	$842	*	Net Assets — Net unrealized depreciation	$(6	)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	8		Unrealized depreciation on forward foreign currency exchange contracts	(116)

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENT OF ASSETS LOCATION	VALUE		STATEMENT OF LIABILITIES LOCATION	VALUE
Global Real Estate Index	Equity contracts	Net Assets-Net unrealized appreciation	$316	*	Net Assets-Net unrealized depreciation	$(78	)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	23		Unrealized depreciation on forward foreign currency exchange contracts	(32)
Global Sustainability Index	Equity contracts	Net Assets-Net unrealized appreciation	160	*	Net Assets-Net unrealized depreciation	—
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	3		Unrealized depreciation on forward foreign currency exchange contracts	(26)
International Equity Index	Equity contracts	Net Assets-Net unrealized appreciation	2,324	*	Net Assets-Net unrealized depreciation	—
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	126		Unrealized depreciation on forward foreign currency exchange contracts	(293)
Mid Cap Index	Equity contracts	Net Assets-Net unrealized appreciation	—		Net Assets-Net unrealized depreciation	(1,053	)*
Small Cap Index	Equity contracts	Net Assets-Net unrealized appreciation	—		Net Assets-Net unrealized depreciation	(130	)*
Stock Index	Equity Contracts	Net Assets-Net unrealized appreciation	1,537	*	Net Assets-Net unrealized depreciation	—

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Fund may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

As of September 30, 2018, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES		GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
				FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Emerging Markets Equity Index	Goldman Sachs	$7		$(7)	$—	$—
	Toronto-Dominion Bank	1		—	—	1
	Total	$8		$(7)	$—	$1
Global Real Estate Index	Bank of Montreal	$9		$—	$—	$9
	BNP	—	*	— *	—	—
	Citibank	1		—	—	1
	Goldman Sachs	5		(5)	—	—
	Morgan Stanley	4		—	—	4
	Toronto-Dominion Bank	4		—	—	4
	Total	$23		$(5)	$—	$18
Global Sustainability Index	Bank of Montreal	$—	*	$—	$—	$—	*

EQUITY INDEX FUNDS	122	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES		GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
				FINANCIAL INSTRUMENTS		CASH COLLATERAL RECEIVED	NET AMOUNT
	BNP	$1		$—	*	$ —	$1
	Goldman Sachs	1		(1)		—	—
	JPMorgan Chase	—	*	—	*	—	—
	Toronto-Dominion Bank	1		—		—	1
	Total	$3		$(1)		$—	$2
International Equity Index	BNP	$—	*	$—	*	$—	$—
	BNY Mellon	7		—		—	7
	Citibank	43		(43)		—	—
	Goldman Sachs	68		(68)		—	—
	JPMorgan Chase	8		—		—	8
	Total	$126		$(111)		$—	$15

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES		GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
				FINANCIAL INSTRUMENTS		CASH COLLATERAL RECEIVED	NET AMOUNT
Emerging Markets Equity Index	Goldman Sachs	$(116)		$7		$—	$(109)
	Total	$(116)		$7		$—	$(109)
Global Real Estate Index	BNP	$(1)		$—	*	$—	$(1)
	Goldman Sachs	(31)		5		—	(26)
	Total	$(32)		$5		$—	$(27)
Global Sustainability Index	BNP	$—	*	$—	*	$—	$—
	Citibank	(7)		—		—	(7)
	Goldman Sachs	(19)		1		—	(18)
	JPMorgan Chase	—	*	—	*	—	—
	Total	$(26)		$1		$—	$(25)
International Equity Index	BNP	$(20)		$—	*	$—	$(20)
	Citibank	(76)		43		—	(33)
	Goldman Sachs	(197)		68		—	(129)
	Total	$(293)		$111		$—	$(182)

*	Amount rounds to less than one thousand.

The following table set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2018:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	$(6,857)
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	304
Global Real Estate Index	Equity contracts	Net realized gains (losses) on futures contracts	516
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	1
Global Sustainability Index	Equity contracts	Net realized gains (losses) on futures contracts	702
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(76)

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	$1,363
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(1,787)
Mid Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	3,574
Small Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	2,357
Stock Index	Equity contracts	Net realized gains (losses) on futures contracts	12,708

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION VALUE
Emerging Markets Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$ 1,328
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(113)
Global Real Estate Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	468
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(18)
Global Sustainability Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	314
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(6)
International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	3,026
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(61)
Mid Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(379)
Small Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	80
Stock Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	2,636

Volume of derivative activity for the six months ended September 30, 2018*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Emerging Markets Equity Index	62	$1,508	87	$1,513
Global Real Estate Index	115	596	192	994
Global Sustainability Index	61	290	269	220
International Equity Index	124	2,501	191	1,485
Mid Cap Index	—	—	138	2,138
Small Cap Index	—	—	178	1,069
Stock Index	—	—	108	6,962

*	Activity for the period is measured by number of trades during the period and average notional amount for foreign currency exchange and futures equity contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

EQUITY INDEX FUNDS	124	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

12. LEGAL PROCEEDINGS

In 2007, the Stock Index Fund was a shareholder of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. Tribune later filed for bankruptcy.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s bankruptcy proceeding. On June 2, 2011, a second suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et al. v. A.G. Edwards, Inc. et al.), in which Northern Funds was named as a defendant. On June 2, 2011 the indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.) and a fourth suit named Northern Funds as a defendant in the U.S. District Count for the Southern District of New York (Deutsche Bank Trust Co. et al. v Sirius International Insurance Corp. et al.). Each of these cases, along with others brought by the indenture trustees and other individual creditors, has now been consolidated into a Multi-District Litigation proceeding, pending in the Southern District of New York (the “District Court”). The cases attempt to “clawback” the proceeds paid out in connection with the LBO. The Tribune bankruptcy plan was confirmed by the U.S Bankruptcy Court on July 23, 2012, and became effective on December 31, 2012.

The former shareholder defendants filed motions to dismiss, each of which were granted by the District Court. The District Court’s order dismissing the actions by the individual creditors was affirmed on appeal by the Second Circuit Court of Appeals (the “Second Circuit Decision”). The Plaintiffs in the individual creditor actions filed a Petition for Writ of Certiorari requesting review of the Second Circuit Decision by the United States Supreme Court, which Petition remains pending; however, the Supreme Court issued a statement indicating a potential lack of a quorum and informing the parties that the Second Circuit or District Court could provide relief based on the Supreme Court decision in Merit Management Group, LP v. FTI Consulting, Inc. The Plaintiffs filed a motion with the Second Circuit to recall the mandate and vacate the Second Circuit decision, and the Second Circuit recalled the mandate on May 15, 2018. The Second Circuit has not taken any further action.

The motion to dismiss the Committee Action was also granted by the District Court. It is expected that the Plaintiff in the Committee Action will seek appellate review in the Second Circuit Court of Appeals. The Plaintiff in the Committee Action has also sought from the District Court leave to amend the complaint with an additional claim based upon the decision in Merit Management, which has been stayed by the District Court pending further action by the Second Circuit.

The value of the proceeds received by the Stock Index Fund in the LBO was approximately $790,000, which includes proceeds of approximately $372,000 received by the Northern Institutional Funds Equity Index Portfolio, which was acquired by the Stock Index Fund in 2012. The Fund cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Fund’s net asset value. The Fund intends to vigorously defend these actions.

13. NEW ACCOUNTING PRONOUNCEMENTS

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4-Bank Borrowings and the item noted below.

A Special Joint Meeting of Shareholders of Northern Funds and Northern Institutional Funds was held on October 24, 2018. At the meeting, shareholders of the Trust elected eight Trustees. See “Shareholder Meeting Results” below on page 126.

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EQUITY INDEX FUNDS

SHAREHOLDER MEETING RESULTS	SEPTEMBER 30, 2018 (UNAUDITED)

A Special Joint Meeting of Shareholders of Northern Funds and Northern Institutional Funds was held on October 24, 2018, at the office of The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois. At the meeting, the following matters were voted upon by the shareholders of Northern Funds (the resulting votes are presented below):

1. Election of eight Trustees of Northern Funds.

NOMINEE	AFFIRMATIVE	WITHHELD
Therese M. Bobek	17,848,259,502.142	60,151,369.599
Mark G. Doll	17,837,611,403.775	70,799,467.966
Sandra Polk Guthman	17,827,972,827.529	80,438,044.212
Thomas A. Kloet	17,838,253,061.217	70,157,810.524
David R. Martin	17,830,027,812.404	78,383,059.337
Cynthia R. Plouché	17,835,803,612.482	72,607,259.259
Mary Jacobs Skinner	17,844,143,895.597	64,266,976.144
Darek Wojnar	17,839,889,785.968	68,521,085.773

EQUITY INDEX FUNDS	126	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

FUND EXPENSES	SEPTEMBER 30, 2018 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2018 through September 30, 2018.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/2018 — 9/30/2018” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 115), if any, in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 119), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EMERGING MARKETS EQUITY INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.30%	$1,000.00	$901.70	$1.43
Hypothetical	0.30%	$1,000.00	$1,023.56	$1.52

GLOBAL REAL ESTATE INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.50%	$1,000.00	$1,018.80	$2.53
Hypothetical	0.50%	$1,000.00	$1,022.56	$2.54

GLOBAL SUSTAINABILITY INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.30%	$1,000.00	$1,060.70	$1.55
Hypothetical	0.30%	$1,000.00	$1,023.56	$1.52

INTERNATIONAL EQUITY INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.25%	$1,000.00	$996.10	$1.25
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27

MID CAP INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.15%	$1,000.00	$1,081.90	$0.78
Hypothetical	0.15%	$1,000.00	$1,024.32	$0.76

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

NORTHERN FUNDS SEMIANNUAL REPORT	127	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2018 (UNAUDITED)

SMALL CAP INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.15%	$1,000.00	$1,115.40	$0.80
Hypothetical	0.15%	$1,000.00	$1,024.32	$0.76

STOCK INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.10%	$1,000.00	$1,113.50	$0.53
Hypothetical	0.10%	$1,000.00	$1,024.57	$0.51

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

EQUITY INDEX FUNDS	128	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2018 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”), at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 16-17, 2018 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 14-15, 2018 and April 12, 2018. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Funds resulting from their meetings and other interactions throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cyber-security program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of each Fund’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. They also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the

NORTHERN FUNDS SEMIANNUAL REPORT	129	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

Trust. The Trustees understood that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees considered Northern’s preparations with respect to the increased Securities and Exchange Commission (“SEC”) reporting requirements and liquidity risk management program required by new regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior and other investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on the size or performance of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each Fund, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. The Trustees also reviewed the Funds’ performance relative to their performance benchmarks and the Funds’ three-year performance versus net expenses as calculated by Broadridge. The Trustees considered that:

•

The Emerging Markets Equity Index Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018; and underperformed its benchmark for the three- and five-year periods and outperformed for the one-year period ended March 31, 2018.

•

The Global Real Estate Index Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018; and outperformed its benchmark for the one-, three-, and five-year periods ended March 31, 2018.

•

The Global Sustainability Index Fund underperformed its Broadridge performance universe average for the one- and five-year periods and outperformed for the three-year period ended January 31, 2018; and outperformed its benchmark for the one-, three-, and five-year periods ended March 31, 2018.

•

The International Equity Index Fund underperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018; and underperformed its benchmark for the five-year period and outperformed for the one- and three-year periods ended March 31, 2018.

•

The Mid Cap Index Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018; and underperformed its benchmark for the one-, three-, and five-year periods ended March 31, 2018.

•

The Small Cap Index Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018; and underperformed its benchmark for the one-, three-, and five-year periods ended March 31, 2018.

•

The Stock Index Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018; and underperformed its benchmark for the one-, three-, and five-year periods ended March 31, 2018.

The Trustees took into account management’s discussion of the Funds’ performance and considered the Funds’ investment performance relative to the investor base the Funds are intended to

EQUITY INDEX FUNDS	130	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

serve. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated: the Funds’ contractual and net (after expense reimbursements) management fee rates; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. The Trustees also noted certain other actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees received by Northern, if any, from the applicable money market fund.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total net operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of the Funds against each Fund’s respective Broadridge peer group, peer universe and objective median (the median total expense ratio of all of the funds in each Fund’s respective Broadridge category, regardless of sales charges). In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that:

•

The Emerging Markets Equity Index Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

•

The Global Real Estate Index Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

•

The Global Sustainability Index Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

•

The International Equity Index Fund’s net management fee was lower than its Broadridge peer group median and higher than its peer universe median, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

•

The Mid Cap Index Fund’s net management fee was equal to its Broadridge peer group median and higher than its peer universe median, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

•

The Small Cap Index Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

•

The Stock Index Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

The Trustees noted that the total net expenses of all of the Funds after reimbursements were below the objective median of their respective Broadridge category and the net management fees of the Funds were below or equal to their respective Broadridge group medians.

The Trustees also took into account Northern’s discussion of the Funds’ expenses and that Northern had reimbursed expenses of each of the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Fund. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees

NORTHERN FUNDS SEMIANNUAL REPORT	131	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

paid by the Funds. The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered: the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Funds’ sub-administrative fees from its management fee.

The Trustees also discussed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly traded advisers as provided by Broadridge. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of each of the Funds and the quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Fund did not currently have breakpoints. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees also noted that the Funds’ net management fees were equal to or below the median of their respective expense peer groups and that the total net expenses of all of the Funds after reimbursements were below the objective median of their respective Broadridge category.

The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Funds and the Trust’s other equity investment portfolios.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

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EQUITY INDEX FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT	135	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY INDEX FUNDS	136	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

16	CORE BOND FUND
Ticker Symbol: NOCBX

25	FIXED INCOME FUND
Ticker Symbol: NOFIX

36	HIGH YIELD FIXED INCOME FUND
Ticker Symbol: NHFIX

44	SHORT BOND FUND
Ticker Symbol: BSBAX

53	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Ticker Symbol: NSIUX

56	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Ticker Symbol: NTAUX

75	ULTRA-SHORT FIXED INCOME FUND
Ticker Symbol: NUSFX

88	U.S. GOVERNMENT FUND
Ticker Symbol: NOUGX

91	NOTES TO THE FINANCIAL STATEMENTS

102	SHAREHOLDER MEETING RESULTS

103	FUND EXPENSES

105	APPROVAL OF MANAGEMENT AGREEMENT

112	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	CORE BOND FUND	FIXED INCOME FUND
ASSETS:
Investments, at value	$271,880	$1,136,894
Investments in affiliates, at value	20,756	60,602
Foreign currencies, at value (cost $152)	–	–
Interest income receivable	1,863	9,434
Dividend income receivable	33	97
Receivable for foreign tax reclaims	14	–
Receivable for securities sold	2,180	9,480
Receivable for variation margin on futures contracts	–	–
Receivable for fund shares sold	4,527	926
Receivable from investment adviser	4	10
Prepaid and other assets	10	8
Total Assets	301,267	1,217,451
LIABILITIES:
Payable for securities purchased	11,709	26,962
Payable for when-issued securities	2,856	5,727
Payable for variation margin on futures contracts	–	–
Payable for fund shares redeemed	4	1,703
Distributions payable to shareholders	135	659
Payable to affiliates:
Management fees	17	84
Custody fees	1	3
Shareholder servicing fees	1	50
Transfer agent fees	1	3
Trustee fees	3	14
Accrued other liabilities	27	27
Total Liabilities	14,754	35,232
Net Assets	$286,513	$1,182,219
ANALYSIS OF NET ASSETS:
Capital stock	$300,300	$1,236,648
Accumulated undistributed net investment income (loss)	(381)	(1,885)
Accumulated undistributed net realized loss	(7,074)	(26,744)
Net unrealized depreciation	(6,332)	(25,800)
Net Assets	$286,513	$1,182,219
Shares Outstanding ($.0001 par value, unlimited authorization)	29,153	120,915
Net Asset Value, Redemption and Offering Price Per Share	$9.83	$9.78
Investments, at cost	$278,212	$1,162,694
Investments in affiliates, at cost	20,756	60,602

See Notes to the Financial Statements.

FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2018 (UNAUDITED)

HIGH YIELD FIXED INCOME FUND	SHORT BOND FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND

$3,864,413	$491,104	$89,349	$3,609,006	$2,246,433	$26,987
225,280	30,064	8,583	23,374	10,837	5,581
155	–	–	–	–	–
74,190	2,972	206	27,048	10,552	71
347	22	9	40	54	9
138	–	–	–	–	–
3,135	500	3,056	–	585	2,521
–	–	14	–	–	3
4,226	85	14	2,325	12,897	1
32	13	4	5	7	3
9	10	4	28	19	10
4,171,925	524,770	101,239	3,661,826	2,281,384	35,186

33,358	5,323	–	8,900	21,252	–
55,000	3,386	2,439	6,440	–	3,549
–	–	1	–	–	–
5,986	111	3	4,644	851	–
4,034	217	41	942	835	12

512	32	6	134	84	2
14	2	1	11	5	1
154	1	3	9	7	–
10	1	–	9	5	–
17	4	8	7	4	3
91	27	28	95	61	27
99,176	9,104	2,530	21,191	23,104	3,594
$4,072,749	$515,666	$98,709	$3,640,635	$2,258,280	$31,592

$4,488,458	$532,178	$105,604	$3,655,024	$2,266,858	$33,303
(256)	(155)	(130)	(222)	(8)	65
(383,927)	(12,423)	(5,330)	(1,170)	(205)	(1,469)
(31,526)	(3,934)	(1,435)	(12,997)	(8,365)	(307)
$4,072,749	$515,666	$98,709	$3,640,635	$2,258,280	$31,592
606,143	27,821	10,389	360,521	222,346	3,392
$6.72	$18.54	$9.50	$10.10	$10.16	$9.32
$3,895,943	$494,923	$90,857	$3,622,003	$2,254,798	$27,287
225,280	30,179	8,607	23,374	10,837	5,588

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	CORE BOND FUND	FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND
INVESTMENT INCOME:
Interest Income	$4,443	$22,504	$126,882
Dividend income	–	–	630
Dividend income from investments in affiliates	89	242	1,488
Total Investment Income	4,532	22,746	129,000
EXPENSES:
Management fees	522	2,526	14,343
Custody fees	23	70	202
Transfer agent fees	21	88	280
Blue sky fees	12	12	16
SEC fees	1	1	5
Printing fees	7	7	29
Audit fees	9	9	17
Legal fees	10	10	20
Shareholder servicing fees	3	63	171
Trustee fees	5	5	20
Other	6	8	29
Total Expenses	619	2,799	15,132
Less expenses reimbursed by investment adviser	(62)	(148)	(540)
Net Expenses	557	2,651	14,592
Net Investment Income	3,975	20,095	114,408
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(1,212)	(4,447)	(14,847)
Futures contracts	(36)	(414)	–
Net changes in unrealized appreciation (depreciation) on:
Investments	(3,815)	(14,200)	13,926
Investments in affiliates	–	–	–
Futures contracts	85	432	–
Net Gains (Losses)	(4,978)	(18,629)	(921)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,003)	$1,466	$113,487

See Notes to the Financial Statements.

FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

SHORT BOND FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND

$7,340	$1,418	$30,026	$28,633	$303
–	–	–	–	–
138	62	335	272	29
7,478	1,480	30,361	28,905	332

963	211	4,181	2,734	47
35	12	197	129	11
38	8	281	180	2
12	10	15	20	10
1	1	6	4	1
7	7	29	18	7
9	9	20	14	9
10	10	23	17	10
1	4	9	7	–
5	5	24	15	5
6	6	28	19	6
1,087	283	4,813	3,157	108
(76)	(55)	(100)	(128)	(52)
1,011	228	4,713	3,029	56
6,467	1,252	25,648	25,876	276

(2,379)	(681)	(735)	(17)	(219)
–	(141)	–	–	(21)

765	(585)	2,185	2,536	(96)
(115)	(24)	–	–	(7)
–	341	–	–	28
(1,729)	(1,090)	1,450	2,519	(315)
$4,738	$162	$27,098	$28,395	$(39)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CORE BOND FUND		FIXED INCOME FUND		HIGH YIELD FIXED INCOME FUND		SHORT BOND FUND
Amounts in thousands	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018
OPERATIONS:
Net investment income	$3,975	$6,314	$20,095	$34,749	$114,408	$247,519	$6,467	$8,951
Net realized gains (losses)	(1,248)	(973)	(4,861)	(1,493)	(14,847)	54,294	(2,379)	(1,891)
Net change in unrealized appreciation (depreciation)	(3,730)	(1,603)	(13,768)	(15,610)	13,926	(119,149)	650	(4,743)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,003)	3,738	1,466	17,646	113,487	182,664	4,738	2,317
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	24,928	10,052	11,836	29,558	517,134	(810,690)	29,875	(281)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	24,928	10,052	11,836	29,558	517,134	(810,690)	29,875	(281)
DISTRIBUTIONS PAID:
From net investment income	(4,247)	(6,906)	(21,414)	(37,383)	(114,389)	(247,456)	(6,471)	(8,979)
From net realized gains	–	–	–	–	–	–	–	–
Total Distributions Paid	(4,247)	(6,906)	(21,414)	(37,383)	(114,389)	(247,456)	(6,471)	(8,979)
Total Increase (Decrease) in Net Assets	19,678	6,884	(8,112)	9,821	516,232	(875,482)	28,142	(6,943)
NET ASSETS:
Beginning of period	266,835	259,951	1,190,331	1,180,510	3,556,517	4,431,999	487,524	494,467
End of period	$286,513	$266,835	$1,182,219	$1,190,331	$4,072,749	$3,556,517	$515,666	$487,524
Accumulated Undistributed Net Investment Income (Loss)	$(381)	$(109)	$(1,885)	$(566)	$(256)	$(275)	$(155)	$(151)

See Notes to the Financial Statements.

FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018, (UNAUDITED)
OR THE FISCAL YEAR ENDED MARCH 31, 2018

SHORT- INTERMEDIATE U.S. GOVERNMENT FUND		TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND
SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018

$1,252	$1,580	$25,648	$39,034	$25,876	$32,780	$276	$328
(822)	(1,220)	(735)	(277)	(17)	876	(240)	(234)
(268)	(1,013)	2,185	(15,660)	2,536	(13,477)	(75)	(230)
162	(653)	27,098	23,097	28,395	20,179	(39)	(136)

(13,988)	(16,439)	(269,691)	380,428	(334,537)	396,238	9,006	(582)
(13,988)	(16,439)	(269,691)	380,428	(334,537)	396,238	9,006	(582)

(1,382)	(1,803)	(25,648)	(39,035)	(25,876)	(32,778)	(302)	(368)
–	–	–	(150)	–	(1,081)	–	–
(1,382)	(1,803)	(25,648)	(39,185)	(25,876)	(33,859)	(302)	(368)
(15,208)	(18,895)	(268,241)	364,340	(332,018)	382,558	8,665	(1,086)

113,917	132,812	3,908,876	3,544,536	2,590,298	2,207,740	22,927	24,013
$98,709	$113,917	$3,640,635	$3,908,876	$2,258,280	$2,590,298	$31,592	$22,927
$(130)	$–	$(222)	$(222)	$(8)	$(8)	$65	$91

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

CORE BOND FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$10.02	$10.15	$10.40	$10.62	$10.27	$10.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.26	0.19	0.20	0.20	0.24
Net realized and unrealized gains (losses)	(0.18)	(0.11)	(0.15)	(0.10)	0.42	(0.26)
Total from Investment Operations	(0.04)	0.15	0.04	0.10	0.62	(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)	(0.28)	(0.22)	(0.22)	(0.21)	(0.25)
From net realized gains	–	–	(0.07)	(0.10)	(0.06)	(0.01)
Total Distributions Paid	(0.15)	(0.28)	(0.29)	(0.32)	(0.27)	(0.26)
Net Asset Value, End of Period	$9.83	$10.02	$10.15	$10.40	$10.62	$10.27
Total Return(1)	(0.36)%	1.45%	0.36%	1.00%	6.04%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$286,513	$266,835	$259,951	$246,818	$223,549	$104,195
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.41%	0.41%	0.40%	0.41%	0.40%	0.40%
Expenses, before reimbursements and credits	0.45%	0.46%	0.46%	0.45%	0.53%	0.84%
Net investment income, net of reimbursements and credits(3)	2.89%	2.49%	1.87%	1.92%	1.86%	2.32%
Net investment income, before reimbursements and credits	2.85%	2.44%	1.81%	1.88%	1.73%	1.88%
Portfolio Turnover Rate	156.70%	424.59%	517.18%	680.40%	813.91%	1,163.54%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000 $18,000, $57,000, $32,000, $5,000 and $5,000, which represent less than 0.01, less than 0.01, represent 0.02, less than 0.01, 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2018 and the fiscal years ended March 31, 2018, 2017, 2016, 2015 and 2014 respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$9.94	$10.12	$10.23	$10.53	$10.24	$10.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.31	0.24	0.25	0.29	0.30
Net realized and unrealized gains (losses)	(0.15)	(0.16)	(0.08)	(0.20)	0.30	(0.22)
Total from Investment Operations	0.02	0.15	0.16	0.05	0.59	0.08
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.18)	(0.33)	(0.27)	(0.28)	(0.30)	(0.32)
From net realized gains	–	–	–	(0.07)	–	(0.06)
Total Distributions Paid	(0.18)	(0.33)	(0.27)	(0.35)	(0.30)	(0.38)
Net Asset Value, End of Period	$9.78	$9.94	$10.12	$10.23	$10.53	$10.24
Total Return(2)	0.21%	1.38%	1.58%	0.53%	5.78%	0.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,182,219	$1,190,331	$1,180,510	$1,352,637	$1,929,692	$1,487,531
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.45%	0.45%	0.45%	0.45%	0.45%	0.44%
Expenses, before reimbursements and credits	0.48%	0.48%	0.48%	0.47%	0.52%	0.69%
Net investment income, net of reimbursements and credits(4)	3.42%	2.95%	2.40%	2.52%	2.69%	2.99%
Net investment income, before reimbursements and credits	3.39%	2.92%	2.37%	2.50%	2.62%	2.74%
Portfolio Turnover Rate	132.84%	364.76%	454.23%	554.71%	663.50%	869.07%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $18,000, $81,000, $207,000, $148,000, $35,000 and $76,000, which represent less than 0.01, less than 0.01, 0.02, less than 0.01, 0.005 and 0.005 percent of average net assets for the six months ended September 30, 2018 and the fiscal years ended March 31, 2018, 2017, 2016, 2015 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

HIGH YIELD FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$6.72	$6.84	$6.42	$7.12	$7.61	$7.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.42	0.40	0.39	0.43	0.47
Net realized and unrealized gains (losses)	– (1)	(0.12)	0.42	(0.70)	(0.35)	0.10
Total from Investment Operations	0.20	0.30	0.82	(0.31)	0.08	0.57
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.20)	(0.42)	(0.40)	(0.39)	(0.43)	(0.47)
From net realized gains	–	–	–	–	(0.14)	(0.15)
Total Distributions Paid	(0.20)	(0.42)	(0.40)	(0.39)	(0.57)	(0.62)
Net Asset Value, End of Period	$6.72	$6.72	$6.84	$6.42	$7.12	$7.61
Total Return(3)	3.11%	4.32%	13.07%	(4.38)%	1.04%	7.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,072,749	$3,556,517	$4,431,999	$5,124,426	$5,350,702	$5,715,393
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	0.78%	0.80%	0.80%	0.80%	0.80%	0.78%
Expenses, before reimbursements and credits	0.81%	0.81%	0.81%	0.81%	0.85%	0.95%
Net investment income, net of reimbursements and credits(5)	6.13%	6.00%	5.98%	5.83%	5.75%	6.14%
Net investment income, before reimbursements and credits	6.10%	5.99%	5.97%	5.82%	5.70%	5.97%
Portfolio Turnover Rate	27.68%	95.52%	117.53%	80.15%	91.47%	94.10%

(1)	Per share amounts were less than $0.01 per share.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.
(5)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $115,000, $196,000, $261,000, $236,000, $47,000 and $124,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.005, less than 0.005 and less than 0.005 percent of average net assets for the six months ended September 30, 2018 and the fiscal years ended March 31, 2018, 2017, 2016, 2015 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT BOND FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$18.60	$18.85	$18.86	$19.03	$19.12	$19.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	0.34	0.27	0.24	0.23	0.28
Net realized and unrealized gains (losses)	(0.06)	(0.25)	–	(0.16)	(0.08)	(0.14)
Total from Investment Operations	0.18	0.09	0.27	0.08	0.15	0.14
LESS DISTRIBUTIONS PAID:
From net investment income	(0.24)	(0.34)	(0.28)	(0.25)	(0.24)	(0.29)
Total Distributions Paid	(0.24)	(0.34)	(0.28)	(0.25)	(0.24)	(0.29)
Net Asset Value, End of Period	$18.54	$18.60	$18.85	$18.86	$19.03	$19.12
Total Return(1)	0.96%	0.45%	1.45%	0.42%	0.80%	0.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$515,666	$487,524	$494,467	$560,650	$697,075	$441,787
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Expenses, before reimbursements and credits	0.43%	0.43%	0.43%	0.42%	0.49%	0.71%
Net investment income, net of reimbursements and credits(3)	2.55%	1.79%	1.43%	1.25%	1.21%	1.44%
Net investment income, before reimbursements and credits	2.52%	1.76%	1.40%	1.23%	1.12%	1.13%
Portfolio Turnover Rate	62.24%	158.65%	242.73%	268.41%	277.34%	424.85%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $13,000, $29,000, $25,000, $6,000, and $18,000 which represent less than 0.01, less than 0.01, less than 0.01, 0.005, 0.005 and 0.005 percent of average net assets for the six months ended September 30, 2018 and the fiscal years ended March 31, 2018, 2017, 2016, 2015, and 2014 respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$9.61		$9.81		$9.97		$9.89		$9.77	$9.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11		0.13		0.07		0.06		0.05	0.03
Net realized and unrealized gains (losses)	(0.10)		(0.18)		(0.15)		0.08		0.12	(0.19)
Total from Investment Operations	0.01		(0.05)		(0.08)		0.14		0.17	(0.16)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)		(0.15)		(0.08)		(0.06)		(0.05)	(0.04)
Total Distributions Paid	(0.12)		(0.15)		(0.08)		(0.06)		(0.05)	(0.04)
Net Asset Value, End of Period	$9.50		$9.61		$9.81		$9.97		$9.89	$9.77
Total Return(1)	0.10%		(0.55)%		(0.74)%		1.38%		1.75%	(1.57)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$98,709		$113,917		$132,812		$166,362		$182,241	$217,733
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.41	%(3)	0.41	%(3)	0.41	%(3)	0.41	%(3)	0.41%	0.40	%(3)
Expenses, before reimbursements and credits	0.51%		0.51%		0.49%		0.47%		0.54%	0.73%
Net investment income, net of reimbursements and credits	2.26	%(3)	1.32	%(3)	0.71	%(3)	0.55	%(3)	0.47%	0.32	%(3)
Net investment income (loss), before reimbursements and credits	2.16%		1.22%		0.63%		0.49%		0.34%	(0.01)%
Portfolio Turnover Rate	283.13%		504.54%		905.27%		783.51%		670.75%	1,567.58%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $14,000, $31,000, $16,000 and $5,000, which represent less than 0.01, 0.01 0.02, less than 0.01, and 0.005 percent of average net assets for the six months ended September 30, 2018 and the fiscal years ended March 31, 2018, 2017, 2016 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$10.09		$10.13		$10.12		$10.15	$10.16		$10.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07		0.10		0.08		0.07	0.06		0.06
Net realized and unrealized gains (losses)	0.01		(0.04)		0.01		(0.03)	(0.01)		–	(1)
Total from Investment Operations	0.08		0.06		0.09		0.04	0.05		0.06
LESS DISTRIBUTIONS PAID:
From net investment income	(0.07)		(0.10)		(0.08)		(0.07)	(0.05)		(0.06)
From net realized gains	–		–	(1)	–		– (1)	(0.01)		–	(1)
Total Distributions Paid	(0.07)		(0.10)		(0.08)		(0.07)	(0.06)		(0.06)
Net Asset Value, End of Period	$10.10		$10.09		$10.13		$10.12	$10.15		$10.16
Total Return(2)	0.79%		0.60%		0.94%		0.41%	0.52%		0.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,640,635		$3,908,876		$3,544,536		$3,370,160	$3,181,724		$2,828,389
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25%	0.25	%(4)	0.25	%(4)
Expenses, before reimbursements and credits	0.26%		0.26%		0.26%		0.26%	0.30%		0.43%
Net investment income, net of reimbursements and credits	1.38	%(4)	1.00	%(4)	0.84	%(4)	0.66%	0.55	%(4)	0.60	%(4)
Net investment income, before reimbursements and credits	1.37%		0.99%		0.83%		0.65%	0.50%		0.42%
Portfolio Turnover Rate	30.53%		54.39%		51.98%		52.48%	131.54	%(5)	41.85%

(1)	Per share amounts were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $26,000, $72,000, $64,000, $1,000 and $3,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.005 and less than 0.001 percent of average net assets for the six months ended September 30, 2018 and the fiscal years ended March 31, 2018, 2017, 2015 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	Portfolio Turnover would have been 59.34% with the exclusion of short term investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$10.15	$10.21	$10.18	$10.21	$10.22	$10.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	0.15	0.12	0.09	0.08	0.07
Net realized and unrealized gains (losses)	0.01	(0.06)	0.03	(0.02)	– (1)	0.01
Total from Investment Operations	0.12	0.09	0.15	0.07	0.08	0.08
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)	(0.15)	(0.12)	(0.09)	(0.08)	(0.07)
From net realized gains	–	– (1)	–	(0.01)	(0.01)	(0.01)
Total Distributions Paid	(0.11)	(0.15)	(0.12)	(0.10)	(0.09)	(0.08)
Net Asset Value, End of Period	$10.16	$10.15	$10.21	$10.18	$10.21	$10.22
Total Return(2)	1.19%	0.96%	1.45%	0.70%	0.77%	0.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,258,280	$2,590,298	$2,207,740	$1,542,582	$1,611,089	$1,700,630
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, before reimbursements and credits	0.26%	0.26%	0.26%	0.26%	0.31%	0.44%
Net investment income, net of reimbursements and credits(4)	2.15%	1.51%	1.15%	0.90%	0.75%	0.70%
Net investment income, before reimbursements and credits	2.14%	1.50%	1.14%	0.89%	0.69%	0.51%
Portfolio Turnover Rate	25.21%	58.41%	52.98%	50.95%	62.53%	36.50%

(1)	Per share amounts were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $21,000, $56,000 and $74,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2018 and for the fiscal years ended March 31, 2018 and 2017, and approximately $42,000, $6,000 and $14,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$9.43		$9.64		$9.87		$9.76		$9.53	$9.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.14		0.09		0.08		0.08	0.07
Net realized and unrealized gains (losses)	(0.10)		(0.20)		(0.21)		0.11		0.23	(0.32)
Total from Investment Operations	–		(0.06)		(0.12)		0.19		0.31	(0.25)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)		(0.15)		(0.11)		(0.08)		(0.08)	(0.07)
Total Distributions Paid	(0.11)		(0.15)		(0.11)		(0.08)		(0.08)	(0.07)
Net Asset Value, End of Period	$9.32		$9.43		$9.64		$9.87		$9.76	$9.53
Total Return(1)	(0.05)%		(0.62)%		(1.26)%		1.99%		3.24%	(2.52)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$31,592		$22,927		$24,013		$25,826		$29,043	$34,146
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.47	%(3)	0.45	%(3)	0.44	%(3)	0.43%	0.41	%(3)
Expenses, before reimbursements and credits	0.87%		0.90%		0.90%		0.81%		0.98%	1.31%
Net investment income, net of reimbursements and credits	2.25	%(3)	1.41	%(3)	0.94	%(3)	0.83	%(3)	0.78%	0.65	%(3)
Net investment income (loss), before reimbursements and credits	1.83%		0.98%		0.49%		0.46%		0.23%	(0.25)%
Portfolio Turnover Rate	388.50%		429.23%		665.24%		601.88%		545.92%	1,734.43%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $3,000, $4,000, $2,000, and $1,000, which represent less than 0.01, 0.01, 0.02, less than 0.01 and 0.005 percent of average net assets for the six months ended September 30, 2018 and the fiscal years ended March 31, 2018, 2017, 2016 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 3.1%

Commercial Mortgage-Backed Securities – 3.1%

BENCHMARK Mortgage Trust, Series 2018-B2, Class A2 3.66%, 2/15/51	$940	$948

BENCHMARK Mortgage Trust, Series 2018-B6, Class A2 11/10/51 (1)	2,770	2,863

Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5 3.14%, 2/10/48	1,345	1,308

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5 3.69%, 3/15/50	1,750	1,740

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4 2.92%, 2/15/46	1,015	993

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5 3.64%, 10/15/48	1,030	1,026
		8,878
Total Asset-Backed Securities
(Cost $9,030)		8,878

CORPORATE BONDS – 19.5%

Aerospace & Defense – 0.3%

L3 Technologies, Inc., 3.85%, 12/15/26	835	803

Automobiles Manufacturing – 0.4%

General Motors Co., 6.25%, 10/2/43	695	713

General Motors Financial Co., Inc., (Floating, ICE LIBOR USD 3M + 1.55%), 3.89%, 1/14/22 (2)	305	311

Nissan Motor Acceptance Corp., 2.15%, 9/28/20 (3)	130	127
		1,151

Banks – 0.2%

PNC Financial Services Group (The), Inc., (Variable, ICE LIBOR USD 3M + 3.04%), 4.85%, 6/1/23 (4)(5)	595	594

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.5% – continued

Biotechnology – 0.1%

Baxalta, Inc., 3.60%, 6/23/22	$75	$74

Celgene Corp., 5.25%, 8/15/43	315	319
		393

Cable & Satellite – 0.7%

Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 7/23/22	435	442
6.48%, 10/23/45	565	608
5.75%, 4/1/48	335	335

Comcast Corp., 3.97%, 11/1/47	560	500
		1,885

Chemicals – 0.2%

Eastman Chemical Co., 4.65%, 10/15/44	160	155

RPM International, Inc., 4.25%, 1/15/48	425	372
		527

Commercial Finance – 0.2%

Aviation Capital Group LLC, 3.50%, 11/1/27 (3)	615	561

Construction Materials Manufacturing – 0.6%

CRH America Finance, Inc., 4.50%, 4/4/48 (3)	200	184

Martin Marietta Materials, Inc., 4.25%, 12/15/47	430	367

Owens Corning, 4.40%, 1/30/48	540	447

Vulcan Materials Co., 4.50%, 4/1/25	375	376
4.50%, 6/15/47	500	448
		1,822

Consumer Finance – 0.3%

Capital One Financial Corp., 4.20%, 10/29/25	960	938

Containers & Packaging – 0.3%

International Paper Co., 4.40%, 8/15/47	645	595

See Notes to the Financial Statements.

FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.5% – continued

Containers & Packaging – 0.3% – continued

Packaging Corp. of America, 3.40%, 12/15/27	$280	$263
		858

Diversified Banks – 2.0%

Bank of America Corp., 4.20%, 8/26/24	465	467
4.00%, 1/22/25	810	799
6.11%, 1/29/37	230	264

Citigroup, Inc., (Floating, ICE LIBOR USD 3M + 0.69%), 3.03%, 10/27/22 (2)	505	505
(Floating, ICE LIBOR USD 3M + 1.10%), 3.41%, 5/17/24 (2)	945	953
6.68%, 9/13/43	508	623
5.30%, 5/6/44	210	220
4.75%, 5/18/46	592	577

JPMorgan Chase & Co., (Variable, ICE LIBOR USD 3M + 3.47%), 5.81%, 1/30/19 (2)(5)	515	517
(Variable, ICE LIBOR USD 3M + 3.80%), 5.30%, 5/1/20 (4)(5)	230	235
(Variable, ICE LIBOR USD 3M + 2.58%), 4.63%, 11/1/22 (4)(5)	300	284
(Floating, ICE LIBOR USD 3M + 0.90%), 3.24%, 4/25/23 (2)	195	197
		5,641

Electrical Equipment Manufacturing – 0.3%

Keysight Technologies, Inc., 3.30%, 10/30/19	235	235
4.60%, 4/6/27	320	320

Roper Technologies, Inc., 3.85%, 12/15/25	440	431
		986

Exploration & Production – 0.8%

Apache Corp., 4.25%, 1/15/44	330	292

Hess Corp., 7.13%, 3/15/33	910	1,044
6.00%, 1/15/40	430	446

Occidental Petroleum Corp., 3.13%, 2/15/22	435	431
		2,213

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.5% – continued

Financial Services – 1.2%

Ares Capital Corp., 3.50%, 2/10/23	$330	$315
4.25%, 3/1/25	480	460

Charles Schwab (The) Corp., (Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (4)(5)	435	420

FMR LLC, 6.45%, 11/15/39 (3)	675	834

Goldman Sachs Group (The), Inc., (Floating, ICE LIBOR USD 3M + 1.00%), 3.34%, 7/24/23 (2)	208	210

(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25 (4)	52	50
6.75%, 10/1/37	110	132
4.80%, 7/8/44	320	327

Morgan Stanley, (Floating, ICE LIBOR USD 3M + 1.40%), 3.74%, 10/24/23 (2)	235	242
(Floating, ICE LIBOR USD 3M + 1.22%), 3.56%, 5/8/24 (2)	425	432
		3,422

Food & Beverage – 0.8%

Beam Suntory, Inc., 3.25%, 6/15/23	370	357

Constellation Brands, Inc., 4.75%, 12/1/25	485	497

General Mills, Inc., 4.70%, 4/17/48	225	216

Kraft Heinz Foods Co., 6.50%, 2/9/40	125	140
5.00%, 6/4/42	530	506

Molson Coors Brewing Co., 3.00%, 7/15/26	125	113
5.00%, 5/1/42	380	377

Smithfield Foods, Inc., 2.65%, 10/3/21 (3)	175	167
		2,373

Hardware – 1.0%

Dell International LLC/EMC Corp., 5.45%, 6/15/23 (3)	260	273
8.35%, 7/15/46 (3)	565	703

Hewlett Packard Enterprise Co., 3.50%, 10/5/21	420	420
4.40%, 10/15/22	390	401

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.5% – continued

Hardware – 1.0% – continued
6.20%, 10/15/35	$550	$565
6.35%, 10/15/45	570	586
		2,948

Health Care Facilities & Services – 0.4%

CVS Health Corp., 3.35%, 3/9/21	685	684
2.75%, 12/1/22	186	179

Laboratory Corp. of America Holdings, 3.25%, 9/1/24	260	249
		1,112

Home & Office Products Manufacturing – 0.3%

Leggett & Platt, Inc., 3.50%, 11/15/27	480	448

Newell Brands, Inc., 5.50%, 4/1/46	410	391
		839

Home Improvement – 0.3%

Masco Corp., 4.50%, 5/15/47	170	146

Stanley Black & Decker, Inc., 1.62%, 11/17/18	670	669
		815

Homebuilders – 0.2%

D.R. Horton, Inc., 5.75%, 8/15/23	445	473

Life Insurance – 0.9%

MetLife, Inc., 6.40%, 12/15/36	237	251

Metropolitan Life Global Funding I, 2.65%, 4/8/22 (3)	440	428

Principal Financial Group, Inc., (Variable, ICE LIBOR USD 3M + 3.04%), 4.70%, 5/15/55 (4)	575	575

Protective Life Corp., 8.45%, 10/15/39	510	709

Protective Life Global Funding, 2.62%, 8/22/22 (3)	160	154

Reinsurance Group of America, Inc., 4.70%, 9/15/23	439	451
		2,568

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.5% – continued

Managed Care – 0.6%

Anthem, Inc., 2.25%, 8/15/19	$515	$512
4.55%, 3/1/48	535	517

Halfmoon Parent, Inc., 3.40%, 9/17/21 (3)	390	389

Magellan Health, Inc., 4.40%, 9/22/24	345	333
		1,751

Medical Equipment & Devices Manufacturing – 0.2%

Baxter International, Inc., 1.70%, 8/15/21	275	262

Zimmer Biomet Holdings, Inc., 3.55%, 4/1/25	285	273
		535

Metals & Mining – 0.1%

Glencore Funding LLC, 3.88%, 10/27/27 (3)	205	190

Oil & Gas Services & Equipment – 0.3%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/22	240	232
4.08%, 12/15/47	340	309

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	330	305
		846

Pharmaceuticals – 0.2%

AbbVie, Inc., 4.70%, 5/14/45	247	237

Mylan, Inc., 5.40%, 11/29/43	310	296
		533

Pipeline – 1.5%

Energy Transfer Partners L.P., 3.60%, 2/1/23	320	314
4.20%, 9/15/23	200	202
4.20%, 4/15/27	170	164

Enterprise Products Operating LLC, 5.20%, 9/1/20	208	215
(Variable, ICE LIBOR USD 3M + 2.57%), 5.38%, 2/15/78 (4)	515	477

Kinder Morgan, Inc., 5.05%, 2/15/46	335	335

See Notes to the Financial Statements.

FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.5% – continued

Pipeline – 1.5% – continued

Plains All American Pipeline L.P./PAA Finance Corp., 4.90%, 2/15/45	$530	$492

Sunoco Logistics Partners Operations L.P., 4.25%, 4/1/24	235	234
3.90%, 7/15/26	620	588

Western Gas Partners L.P., 5.50%, 8/15/48	215	203

Williams (The) Cos., Inc., 5.25%, 3/15/20	410	421
4.85%, 3/1/48	545	527
		4,172

Real Estate – 1.1%

American Tower Corp., 3.13%, 1/15/27	550	501

Boston Properties L.P., 3.20%, 1/15/25	485	464

Brixmor Operating Partnership L.P., 3.85%, 2/1/25	460	443

EPR Properties, 4.50%, 4/1/25	600	593
4.50%, 6/1/27	490	468

Ventas Realty L.P., 5.70%, 9/30/43	230	251

Welltower, Inc., 4.25%, 4/1/26	435	434
		3,154

Refining & Marketing – 0.1%

Phillips 66, 4.65%, 11/15/34	395	401

Retail – Consumer Discretionary – 0.2%

Best Buy Co., Inc., 4.45%, 10/1/28	237	236

ERAC USA Finance LLC, 7.00%, 10/15/37 (3)	240	301
		537

Retail - Consumer Staples – 0.1%

Bunge Ltd. Finance Corp., 3.75%, 9/25/27	300	276

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.5% – continued

Semiconductors – 0.4%

Analog Devices, Inc., 3.50%, 12/5/26	$480	$460

KLA-Tencor Corp., 4.13%, 11/1/21	375	381
5.65%, 11/1/34	135	143

Maxim Integrated Products, Inc., 3.45%, 6/15/27	270	255
		1,239

Software & Services – 0.4%

Activision Blizzard, Inc., 2.30%, 9/15/21	456	443

Citrix Systems, Inc., 4.50%, 12/1/27	405	390

IBM Credit LLC, (Floating, ICE LIBOR USD 3M + 0.16%), 2.50%, 2/5/21 (2)	385	386
		1,219

Tobacco – 0.5%

Altria Group, Inc., 4.50%, 5/2/43	115	111
5.38%, 1/31/44	655	705

Reynolds American, Inc., 5.85%, 8/15/45	560	609
		1,425

Transportation & Logistics – 0.4%

FedEx Corp., 4.75%, 11/15/45	600	601

Penske Truck Leasing Co. L.P./PTL Finance Corp., 2.70%, 3/14/23 (3)	615	581
		1,182

Utilities – 1.4%

Arizona Public Service Co., 4.35%, 11/15/45	1,150	1,155

Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44	255	250

Exelon Corp., 5.63%, 6/15/35	120	134

Mississippi Power Co., 3.95%, 3/30/28	235	230

NextEra Energy Capital Holdings, Inc., (Variable, ICE LIBOR USD 3M + 2.41%), 4.80%, 12/1/77 (4)	650	613

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.5% – continued

Utilities – 1.4% – continued

Pennsylvania Electric Co., 3.25%, 3/15/28 (3)	$340	$316

PPL Capital Funding, Inc., 4.00%, 9/15/47	545	490

Southern Power Co., 4.95%, 12/15/46	930	916
		4,104

Wireless Telecommunications Services – 0.5%

AT&T, Inc., 2.45%, 6/30/20	355	350
4.50%, 5/15/35	255	238
4.80%, 6/15/44	480	443

Verizon Communications, Inc., 3.00%, 11/1/21	490	485
		1,516
Total Corporate Bonds
(Cost $57,452)		56,002

FOREIGN ISSUER BONDS – 5.7%

Banks – 0.5%

BPCE S.A., 3.50%, 10/23/27 (3)	685	624

Santander UK Group Holdings PLC, 4.75%, 9/15/25 (3)	725	707
		1,331

Chemicals – 0.4%

Braskem Netherlands Finance B.V., 4.50%, 1/10/28 (3)	745	711

Nutrien Ltd., 4.90%, 6/1/43	115	113

Syngenta Finance N.V., 5.18%, 4/24/28 (3)	245	234
		1,058

Commercial Finance – 0.3%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 10/30/20	165	168
3.50%, 1/15/25	330	311

Aircastle Ltd., 4.40%, 9/25/23	435	435
		914

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.7% – continued

Diversified Banks – 1.1%

Bank of Nova Scotia (The), (Variable, ICE LIBOR USD 3M + 2.65%), 4.65%, 10/12/22 (4)(5)	$428	$401

BNP Paribas S.A., 4.38%, 9/28/25 (3)	375	367
4.63%, 3/13/27 (3)	635	627

HSBC Holdings PLC, (Variable, USD ICE Swap Rate 5Y + 3.75%), 6.00%, 5/22/27 (4)(5)	690	662
5.25%, 3/14/44	695	724

Royal Bank of Scotland Group PLC, (Floating, ICE LIBOR USD 3M + 1.47%), 3.78%, 5/15/23 (2)	505	509
		3,290

Electrical Equipment Manufacturing – 0.1%

Johnson Controls International PLC, 5.13%, 9/14/45	365	379

Exploration & Production – 0.1%

Canadian Natural Resources Ltd., 6.75%, 2/1/39	129	157

Food & Beverage – 0.4%

Bacardi Ltd., 5.30%, 5/15/48 (3)	685	671

Suntory Holdings Ltd., 2.55%, 6/28/22 (3)	455	435
		1,106

Forest & Paper Products Manufacturing – 0.1%

Celulosa Arauco y Constitucion S.A., 5.50%, 11/2/47	230	226

Integrated Oils – 0.6%

BP Capital Markets PLC, 4.74%, 3/11/21	115	119

Cenovus Energy, Inc., 6.75%, 11/15/39	215	243

Petroleos Mexicanos, 3.50%, 1/30/23	1,110	1,052

Suncor Energy, Inc., 3.60%, 12/1/24	365	361
		1,775

Life Insurance – 0.2%

Manulife Financial Corp., (Variable, USD ICE Swap Rate 5Y + 1.65%), 4.06%, 2/24/32 (4)	690	658

See Notes to the Financial Statements.

FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.7% – continued

Machinery Manufacturing – 0.1%

Pentair Finance S.a.r.l., 2.65%, 12/1/19	$315	$314

Metals & Mining – 0.7%

Anglo American Capital PLC, 3.75%, 4/10/22 (3)	765	755
4.88%, 5/14/25 (3)	210	210
4.00%, 9/11/27 (3)	160	148
4.50%, 3/15/28 (3)	700	672

Vale Overseas Ltd., 4.38%, 1/11/22	230	232
		2,017

Pharmaceuticals – 0.1%

Allergan Funding SCS, 4.55%, 3/15/35	85	83

Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	345	318
		401

Pipeline – 0.5%

Enbridge, Inc., 2.90%, 7/15/22	505	490
(Variable, ICE LIBOR USD 3M + 3.64%), 6.25%, 3/1/78 (4)	415	401

TransCanada PipeLines Ltd., (Variable, ICE LIBOR USD 3M + 2.21%), 4.52%, 5/15/67 (2)	499	465
		1,356

Retail – Consumer Discretionary – 0.1%

Alibaba Group Holding Ltd., 4.20%, 12/6/47	215	196

Software & Services – 0.1%

Tencent Holdings Ltd., 2.99%, 1/19/23 (3)	305	295

Utilities – 0.3%

SP PowerAssets Ltd., 3.00%, 9/26/27 (3)	930	869
Total Foreign Issuer Bonds
(Cost $16,922)		16,342

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 25.3% (6)

Fannie Mae – 25.0%

Pool #535714, 7.50%, 1/1/31	$6	$6

Pool #555599, 7.00%, 4/1/33	14	16

Pool #712130, 7.00%, 6/1/33	10	11

Pool #845182, 5.50%, 11/1/35	11	12

Pool #890009, 5.50%, 9/1/36	66	71

Pool #890384, 4.50%, 10/1/41	14	15

Pool #893082, (Floating, ICE LIBOR USD 1Y + 1.91%, 10.82% Cap), 4.46%, 9/1/36 (2)	60	63

Pool #932638, 5.00%, 3/1/40	211	224

Pool #AA7583, 4.50%, 6/1/39	14	15

Pool #AB1470, 4.50%, 9/1/40	201	209

Pool #AB3114, 5.00%, 6/1/41	149	158

Pool #AB9522, 3.50%, 5/1/43	1,081	1,072

Pool #AC6118, 4.50%, 11/1/39	193	201

Pool #AC9581, 5.50%, 1/1/40	92	100

Pool #AD0915, 5.50%, 12/1/38	103	113

Pool #AD1645, 5.00%, 3/1/40	20	21

Pool #AD6929, 5.00%, 6/1/40	131	139

Pool #AD7775, 4.50%, 8/1/40	437	456

Pool #AH1507, 4.50%, 12/1/40	238	248

Pool #AH9109, 4.50%, 4/1/41	15	16

Pool #AI8193, 4.50%, 8/1/41	686	714

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 25.3% (6) – continued

Fannie Mae – 25.0% – continued

Pool #AL4408, 4.50%, 11/1/43	$1,051	$1,096

Pool #AL4908, 4.00%, 2/1/44	271	276

Pool #AL5686, 4.00%, 9/1/44	790	802

Pool #AL8352, 3.00%, 10/1/44	3,458	3,337

Pool #AL9069, 3.00%, 3/1/44	3,696	3,567

Pool #AQ9333, 4.00%, 1/1/43	743	756

Pool #AS3473, 4.00%, 10/1/44	1,540	1,559

Pool #AS3655, 4.50%, 10/1/44	604	627

Pool #AS3797, 5.00%, 11/1/44	460	484

Pool #AS5722, 3.50%, 9/1/45	341	337

Pool #AS6075, 4.00%, 10/1/45	1,436	1,452

Pool #AS6184, 3.50%, 11/1/45	2,798	2,771

Pool #AS6520, 3.50%, 1/1/46	1,116	1,103

Pool #AS6730, 3.50%, 2/1/46	1,707	1,687

Pool #AS7568, 4.50%, 7/1/46	2,169	2,240

Pool #AS8699, 4.00%, 1/1/47	1,911	1,931

Pool #AU7032, 4.00%, 11/1/43	2,718	2,766

Pool #AW2706, 4.00%, 4/1/44	1,074	1,088

Pool #AW6233, 4.50%, 6/1/44	734	765

Pool #AZ7903, 4.00%, 6/1/41	1,062	1,081

Pool #BC0326, 3.50%, 12/1/45	1,858	1,837

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 25.3% (6) – continued

Fannie Mae – 25.0% – continued

Pool #BC4898, 3.50%, 2/1/46	$1,836	$1,814

Pool #BD1165, 3.00%, 10/1/46	1,318	1,262

Pool #BD5046, 3.50%, 2/1/47	1,521	1,500

Pool #BD7060, 4.00%, 3/1/47	2,477	2,503

Pool #BD7081, 4.00%, 3/1/47	2,000	2,021

Pool #BE3619, 4.00%, 5/1/47	2,157	2,179

Pool #BE3702, 4.00%, 6/1/47	1,958	1,979

Pool #BE5651, 3.00%, 2/1/47	1,295	1,240

Pool #BM2000, 3.50%, 5/1/47	2,177	2,148

Pool #MA2522, 3.50%, 2/1/46	1,254	1,239

Pool #MA2642, 3.50%, 6/1/46	979	967

Pool #MA2705, 3.00%, 8/1/46	1,228	1,176

Pool #MA2864, 3.50%, 1/1/47	1,267	1,250

Pool #MA2929, 3.50%, 3/1/47	1,665	1,642

Pool #MA3027, 4.00%, 6/1/47	2,267	2,291

Pool #MA3088, 4.00%, 8/1/47	1,356	1,370

Pool #MA3120, 3.50%, 9/1/47	2,390	2,354

Pool #MA3183, 4.00%, 11/1/47	2,483	2,509

Pool #MA3184, 4.50%, 11/1/47	2,120	2,188

Pool #MA3211, 4.00%, 12/1/47	2,484	2,512
		71,586

See Notes to the Financial Statements.

FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 25.3% (6) – continued

Freddie Mac – 0.1%

Pool #1B3575, (Floating, ICE LIBOR USD 1Y + 1.80%, 11.35% Cap), 4.47%, 9/1/37 (2)	$5	$5

Pool #1G2296, (Floating, ICE LIBOR USD 1Y + 2.06%, 11.37% Cap), 3.81%, 11/1/37 (2)	52	55

Pool #1J0365, (Floating, ICE LIBOR USD 1Y + 1.85%, 10.85% Cap), 4.06%, 4/1/37 (2)	35	36

Pool #1J2840, (Floating, ICE LIBOR USD 1Y + 1.90%, 10.75% Cap), 4.65%, 9/1/37 (2)	59	62
		158

Freddie Mac Gold – 0.2%

Pool #A65182, 6.50%, 9/1/37	201	222

Pool #C02790, 6.50%, 4/1/37	117	132

Pool #C02838, 5.50%, 5/1/37	104	113

Pool #C03517, 4.50%, 9/1/40	145	151

Pool #G01954, 5.00%, 11/1/35	89	95
		713

Government National Mortgage Association I – 0.0%

Pool #604183, 5.50%, 4/15/33	4	4

Pool #633627, 5.50%, 9/15/34	3	3
		7
Total U.S. Government Agencies
(Cost $75,827)		72,464

U.S. GOVERNMENT OBLIGATIONS – 40.7%

U.S. Treasury Bonds – 3.5%

5/15/48	10,205	10,069

U.S. Treasury Inflation Indexed Notes – 1.0%

0.50%, 1/15/28	2,755	2,701

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 40.7% – continued

U.S. Treasury Notes – 35.2%
2.75%, 9/30/20	$7,280	$7,270
2.63%, 6/15/21	44,371	44,076
2.63%, 6/30/23	23,306	22,975
2.75%, 7/31/23	5,105	5,060
6/30/25	15,950	15,694
2.88%, 8/15/28	5,775	5,686
		100,761

U.S. Treasury Strips – 1.0%

2.44%, 5/15/36 (7)	5,200	2,948
Total U.S. Government Obligations
(Cost $117,232)		116,479

MUNICIPAL BONDS – 0.4%

California – 0.2%

California State Taxable G.O. Unlimited Bonds, High-Speed Passenger Train, 2.19%, 4/1/20 (2)(8)(9)	635	626

Wisconsin – 0.2%

Wisconsin State General Fund Annual Appropriation Taxable Revenue Refunding Bonds, Series C, 3.15%, 5/1/27	615	590
Total Municipal Bonds
(Cost $1,250)		1,216

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 7.2%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.87% (10)(11)	20,756,417	$20,756
Total Investment Companies
(Cost $20,756)		20,756

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 1.99%, 11/8/18 (7)	$500	$499
Total Short-Term Investments
(Cost $499)		499

Total Investments – 102.1%
(Cost $298,968)		292,636

Liabilities less Other Assets – (2.1%)		(6,123)
NET ASSETS – 100.0%		$286,513

(1)	When-Issued Security. Coupon rate was not in effect at September 30, 2018.
(2)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Discount rate at the time of purchase.
(8)	Maturity date represents the puttable date.
(9)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of September 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	40.0%
U.S. Agency	24.8
AAA	3.0
AA	0.9
A	2.8
BBB	21.3
BB	0.1
Cash Equivalents	7.1

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$ –	$8,878	$ –	$8,878
Corporate Bonds(1)	–	56,002	–	56,002
Foreign Issuer Bonds(1)	–	16,342	–	16,342
U.S. Government Agencies(1)	–	72,464	–	72,464
U.S. Government Obligations(1)	–	116,479	–	116,479
Municipal Bonds(1)	–	1,216	–	1,216
Investment Companies	20,756	–	–	20,756
Short-Term Investments	–	499	–	499
Total Investments	$20,756	$271,880	$ –	$292,636

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

1Y – 1 Year

5Y – 5 Year

Fannie Mae – Federal National Mortgage Association

Freddie Mac – Federal Home Loan Mortgage Corporation

G.O. – General Obligation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

USD – United States Dollar

See Notes to the Financial Statements.

FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 3.1%

Commercial Mortgage-Backed Securities – 3.1%

BENCHMARK Mortgage Trust, Series 2018-B2, Class A2 3.66%, 2/15/51	$1,700	$1,715

BENCHMARK Mortgage Trust, Series 2018-B6, Class A2 11/10/51 (1)	5,555	5,742

Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5 3.14%, 2/10/48	7,315	7,112

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5 3.69%, 3/15/50	7,525	7,482

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4 2.92%, 2/15/46	2,950	2,887

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4 3.10%, 5/15/46	6,850	6,728

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5 3.64%, 10/15/48	4,910	4,889
		36,555
Total Asset-Backed Securities
(Cost $37,415)		36,555

CORPORATE BONDS – 28.9%

Aerospace & Defense – 0.1%

L3 Technologies, Inc., 3.85%, 12/15/26	725	697

Automobiles Manufacturing – 0.7%

General Motors Co., 6.25%, 10/2/43	4,635	4,753

General Motors Financial Co., Inc., (Floating, ICE LIBOR USD 3M + 1.55%), 3.89%, 1/14/22 (2)	1,361	1,387
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (3)(4)	2,000	1,895

Nissan Motor Acceptance Corp., 2.15%, 9/28/20 (5)	570	556
		8,591

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.9% – continued

Banks – 0.5%

PNC Financial Services Group (The), Inc., (Variable, ICE LIBOR USD 3M + 3.04%), 4.85%, 6/1/23 (3)(4)	$3,300	$3,292

SunTrust Banks, Inc., (Variable, ICE LIBOR USD 3M + 2.79%), 5.13%, 12/15/27 (3)(4)	3,170	3,003
		6,295

Biotechnology – 0.2%

Baxalta, Inc., 3.60%, 6/23/22	343	340

Celgene Corp., 5.25%, 8/15/43	2,305	2,334
		2,674

Cable & Satellite – 0.9%

Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 7/23/22	2,325	2,364
6.48%, 10/23/45	2,765	2,972
5.75%, 4/1/48	1,497	1,498

Comcast Corp., 3.97%, 11/1/47	2,595	2,316

Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (5)	1,090	1,019
		10,169

Chemicals – 0.4%

CF Industries, Inc., 5.15%, 3/15/34	1,520	1,444

Eastman Chemical Co., 4.65%, 10/15/44	916	886

RPM International, Inc., 4.25%, 1/15/48	2,045	1,793
		4,123

Commercial Finance – 0.2%

Aviation Capital Group LLC, 3.50%, 11/1/27 (5)	2,915	2,661

Construction Materials Manufacturing – 0.6%

CRH America Finance, Inc., 4.50%, 4/4/48 (5)	1,000	917

Martin Marietta Materials, Inc., 4.25%, 12/15/47	2,060	1,759

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.9% – continued

Construction Materials Manufacturing – 0.6% – continued

Owens Corning, 4.40%, 1/30/48	$2,505	$2,075

Vulcan Materials Co., 4.50%, 6/15/47	2,310	2,069
		6,820

Consumer Finance – 0.5%

Capital One Financial Corp., 4.20%, 10/29/25	2,009	1,963

Discover Financial Services, (Variable, ICE LIBOR USD 3M + 3.08%), 5.50%, 10/30/27 (3)(4)	3,805	3,758
		5,721

Consumer Services – 0.1%

Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (5)	1,094	1,170

Containers & Packaging – 0.7%

BWAY Holding Co., 7.25%, 4/15/25 (5)	2,805	2,735

Flex Acquisition Co., Inc., 7.88%, 7/15/26 (5)	2,330	2,301

International Paper Co., 4.40%, 8/15/47	2,500	2,305

Packaging Corp. of America, 3.40%, 12/15/27	1,355	1,273
		8,614

Diversified Banks – 3.0%

Bank of America Corp., 4.20%, 8/26/24	2,095	2,105
4.00%, 1/22/25	2,957	2,918
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (3)(4)	1,990	1,965
6.11%, 1/29/37	1,065	1,225

Citigroup, Inc., (Floating, ICE LIBOR USD 3M + 0.69%), 3.03%, 10/27/22 (2)	2,640	2,641
(Floating, ICE LIBOR USD 3M + 1.10%), 3.41%, 5/17/24 (2)	4,415	4,450
6.68%, 9/13/43	2,772	3,398
5.30%, 5/6/44	960	1,004
4.75%, 5/18/46	2,755	2,687

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.9% – continued

Diversified Banks – 3.0% – continued

JPMorgan Chase & Co., (Variable, ICE LIBOR USD 3M + 3.47%), 5.81%, 1/30/19 (2)(4)	$4,900	$4,921
(Variable, ICE LIBOR USD 3M + 3.80%), 5.30%, 5/1/20 (3)(4)	1,995	2,040
(Variable, ICE LIBOR USD 3M + 2.58%), 4.63%, 11/1/22 (3)(4)	5,230	4,943
(Floating, ICE LIBOR USD 3M + 0.90%), 3.24%, 4/25/23 (2)	865	873
		35,170

Electrical Equipment Manufacturing – 0.5%

Fortive Corp., 3.15%, 6/15/26	725	675

Keysight Technologies, Inc., 3.30%, 10/30/19	1,480	1,479
4.60%, 4/6/27	1,430	1,430

Roper Technologies, Inc., 3.85%, 12/15/25	2,185	2,140
		5,724

Exploration & Production – 2.0%

Apache Corp., 4.25%, 1/15/44	1,490	1,321

Denbury Resources, Inc., 7.50%, 2/15/24 (5)	1,705	1,756

Hess Corp., 7.13%, 3/15/33	1,000	1,147
6.00%, 1/15/40	2,025	2,102

Murphy Oil Corp., 6.88%, 8/15/24	3,270	3,462
5.88%, 12/1/42	3,560	3,128

Occidental Petroleum Corp., 3.13%, 2/15/22	1,930	1,911

SM Energy Co., 5.63%, 6/1/25	3,565	3,552
6.75%, 9/15/26	890	924

Southwestern Energy Co., 6.20%, 1/23/25	2,655	2,635

Whiting Petroleum Corp., 6.63%, 1/15/26	1,865	1,939
		23,877

Financial Services – 2.0%

Ares Capital Corp., 3.50%, 2/10/23	1,630	1,558

See Notes to the Financial Statements.

FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.9% – continued

Financial Services – 2.0% – continued
4.25%, 3/1/25	$2,275	$2,181

Charles Schwab (The) Corp., (Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (3)(4)	1,880	1,817

Eagle Holding Co. II LLC, 7.63%, (100% Cash), 5/15/22 (5)(6)	1,315	1,331

FMR LLC, 6.45%, 11/15/39 (5)	3,915	4,838

Goldman Sachs Group (The), Inc., (Variable, ICE LIBOR USD 3M + 2.87%), 5.00%, 11/10/22 (3)(4)	4,010	3,784
(Floating, ICE LIBOR USD 3M + 1.00%), 3.34%, 7/24/23 (2)	1,035	1,046
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25 (3)	295	282
6.75%, 10/1/37	602	724
4.80%, 7/8/44	1,755	1,791

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/25	1,465	1,470

Morgan Stanley, (Floating, ICE LIBOR USD 3M + 1.40%), 3.74%, 10/24/23 (2)	1,115	1,146
(Floating, ICE LIBOR USD 3M + 1.22%), 3.56%, 5/8/24 (2)	2,005	2,038
		24,006

Food & Beverage – 1.2%

Beam Suntory, Inc., 3.25%, 6/15/23	2,065	1,992

Constellation Brands, Inc., 4.75%, 12/1/25	2,255	2,310

General Mills, Inc., 4.70%, 4/17/48	995	954

Kraft Heinz Foods Co., 6.50%, 2/9/40	555	622
5.00%, 6/4/42	2,385	2,277

Molson Coors Brewing Co., 3.00%, 7/15/26	585	531
5.00%, 5/1/42	1,913	1,897

Post Holdings, Inc., 5.75%, 3/1/27 (5)	2,095	2,053

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.9% – continued

Food & Beverage – 1.2% – continued

Smithfield Foods, Inc., 2.70%, 1/31/20 (5)	$1,050	$1,034
2.65%, 10/3/21 (5)	810	772
		14,442

Hardware – 1.1%

Dell International LLC/EMC Corp., 5.45%, 6/15/23 (5)	1,235	1,299
8.35%, 7/15/46 (5)	2,415	3,006

Hewlett Packard Enterprise Co., 3.50%, 10/5/21	1,680	1,678
4.40%, 10/15/22	1,840	1,890
6.20%, 10/15/35	2,375	2,442
6.35%, 10/15/45	2,570	2,641
		12,956

Health Care Facilities & Services – 0.6%

CVS Health Corp., 3.35%, 3/9/21	3,095	3,089
2.75%, 12/1/22	1,090	1,051

HCA, Inc., 5.50%, 6/15/47	1,445	1,465

Laboratory Corp. of America Holdings, 3.25%, 9/1/24	1,200	1,149
		6,754

Home & Office Products Manufacturing – 0.1%

Newell Brands, Inc., 5.50%, 4/1/46	1,815	1,729

Home Improvement – 0.2%

Masco Corp., 4.50%, 5/15/47	775	666

ServiceMaster (The) Co. LLC, 5.13%, 11/15/24 (5)	2,300	2,265
		2,931

Industrial Other – 0.1%

H&E Equipment Services, Inc., 5.63%, 9/1/25	1,550	1,546

Life Insurance – 1.1%

MetLife, Inc., 6.40%, 12/15/36	746	791

Metropolitan Life Global Funding I, 2.65%, 4/8/22 (5)	1,960	1,907

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.9% – continued

Life Insurance – 1.1% – continued

Principal Financial Group, Inc., (Variable, ICE LIBOR USD 3M + 3.04%), 4.70%, 5/15/55 (3)	$2,555	$2,555

Protective Life Corp., 8.45%, 10/15/39	4,725	6,571

Protective Life Global Funding, 2.62%, 8/22/22 (5)	750	721
		12,545

Managed Care – 0.6%

Anthem, Inc., 3.50%, 8/15/24	1,500	1,470
4.55%, 3/1/48	2,400	2,320

Halfmoon Parent, Inc., 3.40%, 9/17/21 (5)	1,580	1,574

Magellan Health, Inc., 4.40%, 9/22/24	1,615	1,558
		6,922

Medical Equipment & Devices Manufacturing – 0.2%

Baxter International, Inc., 1.70%, 8/15/21	1,235	1,175

Zimmer Biomet Holdings, Inc., 3.55%, 4/1/25	1,025	984
		2,159

Metals & Mining – 0.3%

AK Steel Corp., 6.38%, 10/15/25	2,460	2,340

Glencore Funding LLC, 3.88%, 10/27/27 (5)	985	913
		3,253

Oil & Gas Services & Equipment – 0.8%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/22	1,145	1,109
4.08%, 12/15/47	1,620	1,470

Nabors Industries, Inc., 5.75%, 2/1/25 (5)	2,130	2,042

Oceaneering International, Inc., 6.00%, 2/1/28	1,335	1,337

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,535	1,420

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.9% – continued

Oil & Gas Services & Equipment – 0.8% – continued

Rowan Cos., Inc., 7.38%, 6/15/25	$2,665	$2,652
		10,030

Pharmaceuticals – 0.2%

AbbVie, Inc., 4.70%, 5/14/45	1,175	1,129

Mylan, Inc., 5.40%, 11/29/43	1,440	1,375
		2,504

Pipeline – 2.6%

Energy Transfer Partners L.P., (Variable, ICE LIBOR USD 3M + 4.03%), 6.25%, 2/15/23 (3)(4)	3,125	3,008
4.20%, 9/15/23	850	857
4.20%, 4/15/27	805	778

EnLink Midstream Partners L.P., (Variable, ICE LIBOR USD 3M + 4.11%), 6.00%, 12/15/22 (3)(4)	1,905	1,722

Enterprise Products Operating LLC, 5.20%, 9/1/20	930	963
(Variable, ICE LIBOR USD 3M + 2.57%), 5.38%, 2/15/78 (3)	2,315	2,144

Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/1/25	2,495	2,414

Kinder Morgan, Inc., 5.05%, 2/15/46	1,625	1,626

PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	2,830	2,890

Plains All American Pipeline L.P., (Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (3)(4)	2,745	2,673

Plains All American Pipeline L.P./PAA Finance Corp., 4.90%, 2/15/45	2,475	2,296

Sunoco Logistics Partners Operations L.P., 3.90%, 7/15/26	1,015	963

Western Gas Partners L.P., 5.50%, 8/15/48	940	886

Williams (The) Cos., Inc., 5.25%, 3/15/20	1,860	1,909

See Notes to the Financial Statements.

FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.9% – continued

Pipeline – 2.6% – continued
5.75%, 6/24/44	$3,370	$3,607
4.85%, 3/1/48	2,395	2,315
		31,051

Power Generation – 0.1%

Terraform Global Operating LLC, 6.13%, 3/1/26 (5)	1,035	994

Publishing & Broadcasting – 0.2%

CBS Radio, Inc., 7.25%, 11/1/24 (5)	2,340	2,249

Real Estate – 1.3%

American Tower Corp., 3.13%, 1/15/27	2,700	2,457

Brixmor Operating Partnership L.P., 3.85%, 2/1/25	1,515	1,460

EPR Properties, 4.50%, 4/1/25	1,500	1,483
4.50%, 6/1/27	2,215	2,117

Howard Hughes (The) Corp., 5.38%, 3/15/25 (5)	2,105	2,084

Iron Mountain, Inc., 4.88%, 9/15/27 (5)	2,065	1,895

Ventas Realty L.P., 5.70%, 9/30/43	1,290	1,407

Welltower, Inc., 4.25%, 4/1/26	2,060	2,053
		14,956

Refining & Marketing – 0.1%

Phillips 66, 4.65%, 11/15/34	1,000	1,014

Restaurants – 0.3%

Golden Nugget, Inc., 6.75%, 10/15/24 (5)	2,920	2,962

Retail – Consumer Discretionary – 0.2%

Best Buy Co., Inc., 4.45%, 10/1/28	921	917

ERAC USA Finance LLC, 7.00%, 10/15/37 (5)	1,435	1,797
		2,714

Retail – Consumer Staples – 0.1%

Bunge Ltd. Finance Corp., 3.75%, 9/25/27	1,410	1,297

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.9% – continued

Semiconductors – 0.4%

Analog Devices, Inc., 3.50%, 12/5/26	$2,180	$2,088

Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 1/15/20	1,135	1,122

Maxim Integrated Products, Inc., 3.45%, 6/15/27	1,200	1,132
		4,342

Software & Services – 0.6%

Activision Blizzard, Inc., 2.30%, 9/15/21	2,048	1,988

Citrix Systems, Inc., 4.50%, 12/1/27	1,860	1,792

Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24 (5)	2,535	2,770
		6,550

Tobacco – 0.7%

Altria Group, Inc., 4.50%, 5/2/43	550	531
5.38%, 1/31/44	2,680	2,882

Reynolds American, Inc., 5.85%, 8/15/45	2,372	2,580

RJ Reynolds Tobacco Co., 8.13%, 6/23/19	2,475	2,560
		8,553

Transportation & Logistics – 0.2%

Penske Truck Leasing Co. L.P./PTL Finance Corp., 2.70%, 3/14/23 (5)	2,880	2,723

Utilities – 1.5%

Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44	2,005	1,969

Exelon Corp., 5.63%, 6/15/35	1,910	2,136

Mississippi Power Co., 3.95%, 3/30/28	1,115	1,091

NextEra Energy Capital Holdings, Inc., (Variable, ICE LIBOR USD 3M + 2.41%), 4.80%, 12/1/77 (3)	3,040	2,865

Pennsylvania Electric Co., 3.25%, 3/15/28 (5)	1,195	1,111

PPL Capital Funding, Inc., 4.00%, 9/15/47	2,540	2,286

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.9% – continued

Utilities – 1.5% – continued

Southern Power Co., 4.95%, 12/15/46	$4,385	$4,318

Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 3/1/27	2,465	2,342
		18,118

Waste & Environment Services & Equipment – 0.2%

Advanced Disposal Services, Inc., 5.63%, 11/15/24 (5)	2,360	2,378

Wireless Telecommunications Services – 1.4%

AT&T, Inc., 2.45%, 6/30/20	1,590	1,569
4.80%, 6/15/44	2,900	2,674

Sprint Capital Corp., 6.88%, 11/15/28	3,365	3,382

Sprint Corp., 7.88%, 9/15/23	4,110	4,434
7.13%, 6/15/24	1,705	1,769

Verizon Communications, Inc., 3.00%, 11/1/21	2,215	2,193
		16,021

Wireline Telecommunications Services – 0.1%

Frontier Communications Corp., 10.50%, 9/15/22	1,960	1,744
Total Corporate Bonds
(Cost $346,428)		341,749

FOREIGN ISSUER BONDS – 8.9%

Auto Parts Manufacturing – 0.2%

Dana Financing Luxembourg S.a.r.l., 6.50%, 6/1/26 (5)	2,135	2,176

Banks – 0.5%

BPCE S.A., 3.50%, 10/23/27 (5)	3,205	2,921

Santander UK Group Holdings PLC, 4.75%, 9/15/25 (5)	2,865	2,792
		5,713

Cable & Satellite – 1.0%

Altice Financing S.A., 6.63%, 2/15/23 (5)	2,050	2,065
7.50%, 5/15/26 (5)	3,550	3,461

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.9% – continued

Cable & Satellite – 1.0% – continued

Altice Luxembourg S.A., 7.75%, 5/15/22 (5)	$2,435	$2,365

UPC Holding B.V., 5.50%, 1/15/28 (5)	2,625	2,491

VTR Finance B.V., 6.88%, 1/15/24 (5)	1,000	1,018
		11,400

Chemicals – 0.4%

Braskem Netherlands Finance B.V., 4.50%, 1/10/28 (5)	3,295	3,143

Nutrien Ltd., 4.90%, 6/1/43	680	669

Syngenta Finance N.V., 5.18%, 4/24/28 (5)	1,080	1,033
		4,845

Commercial Finance – 0.3%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 10/30/20	595	606
3.50%, 1/15/25	1,285	1,211

Aircastle Ltd., 4.40%, 9/25/23	1,770	1,770
		3,587

Containers & Packaging – 0.2%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (5)	1,970	2,061

Diversified Banks – 2.0%

Bank of Nova Scotia (The), (Variable, ICE LIBOR USD 3M + 2.65%), 4.65%, 10/12/22 (3)(4)	1,985	1,862

BNP Paribas S.A., 4.38%, 9/28/25 (5)	2,695	2,635
4.63%, 3/13/27 (5)	2,250	2,221
(Variable, USD Swap 5Y + 2.84%), 5.13%, 11/15/27 (3)(4)(5)	5,275	4,721

HSBC Holdings PLC, (Variable, USD ICE Swap Rate 5Y + 3.75%), 6.00%, 5/22/27 (3)(4)	3,405	3,266
5.25%, 3/14/44	3,671	3,827

See Notes to the Financial Statements.

FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.9% – continued

Diversified Banks – 2.0% – continued

Royal Bank of Scotland Group PLC, (Variable, USD Swap 5Y + 5.80%), 7.50%, 8/10/20 (3)(4)	$2,430	$2,488
(Floating, ICE LIBOR USD 3M + 1.47%), 3.78%, 5/15/23 (2)	2,285	2,302
		23,322

Electrical Equipment Manufacturing – 0.1%

Johnson Controls International PLC, 5.13%, 9/14/45	1,610	1,671

Entertainment Content – 0.2%

Ziggo B.V., 5.50%, 1/15/27 (5)	2,345	2,200

Exploration & Production – 0.1%

Canadian Natural Resources Ltd., 6.75%, 2/1/39	605	738

Food & Beverage – 0.5%

Bacardi Ltd., 5.30%, 5/15/48 (5)	2,835	2,780

MARB BondCo PLC, 6.88%, 1/19/25 (5)	1,040	967

Suntory Holdings Ltd., 2.55%, 6/28/22 (5)	2,185	2,088
		5,835

Forest & Paper Products Manufacturing – 0.1%

Celulosa Arauco y Constitucion S.A., 5.50%, 11/2/47	1,070	1,053

Integrated Oils – 0.1%

BP Capital Markets PLC, 4.74%, 3/11/21	505	522

Cenovus Energy, Inc., 6.75%, 11/15/39	1,015	1,145
		1,667

Life Insurance – 0.2%

Manulife Financial Corp., (Variable, USD ICE Swap Rate 5Y + 1.65%), 4.06%, 2/24/32 (3)	2,945	2,806

Machinery Manufacturing – 0.1%

Pentair Finance S.a.r.l., 2.65%, 12/1/19	1,390	1,383

Metals & Mining – 1.2%

Anglo American Capital PLC, 3.75%, 4/10/22 (5)	3,275	3,233

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.9% – continued

Metals & Mining – 1.2% – continued
4.88%, 5/14/25 (5)	$790	$792
4.00%, 9/11/27 (5)	505	466
4.50%, 3/15/28 (5)	3,175	3,047

IAMGOLD Corp., 7.00%, 4/15/25 (5)	2,800	2,778

New Gold, Inc., 6.38%, 5/15/25 (5)	1,115	925

Teck Resources Ltd., 6.25%, 7/15/41	2,120	2,226

Vale Overseas Ltd., 4.38%, 1/11/22	802	808
		14,275

Oil & Gas Services & Equipment – 0.4%

Ensco PLC, 7.75%, 2/1/26	1,820	1,806

Noble Holding International Ltd., 7.75%, 1/15/24	1,265	1,256
7.88%, 2/1/26 (5)	1,990	2,065
		5,127

Pharmaceuticals – 0.2%

Allergan Funding SCS, 4.55%, 3/15/35	645	627

Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	1,585	1,461
		2,088

Pipeline – 0.5%

Enbridge, Inc., 2.90%, 7/15/22	2,345	2,275
(Variable, ICE LIBOR USD 3M + 3.64%), 6.25%, 3/1/78 (3)	1,855	1,793

TransCanada PipeLines Ltd., (Variable, ICE LIBOR USD 3M + 2.21%), 4.52%, 5/15/67 (2)	2,470	2,304
		6,372

Refining & Marketing – 0.4%

Parkland Fuel Corp., 6.00%, 4/1/26	2,535	2,542

Puma International Financing S.A., 5.00%, 1/24/26	1,925	1,621
		4,163

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.9% – continued

Retail – Consumer Discretionary – 0.1%

Alibaba Group Holding Ltd., 4.20%, 12/6/47	$1,020	$930

Software & Services – 0.1%

Tencent Holdings Ltd., 2.99%, 1/19/23 (5)	1,400	1,356
Total Foreign Issuer Bonds
(Cost $108,675)		104,768

U.S. GOVERNMENT AGENCIES – 28.6% (7)

Fannie Mae – 28.1%

Pool #255498, 5.50%, 12/1/34	159	172

Pool #256883, 6.00%, 9/1/37	13	15

Pool #535714, 7.50%, 1/1/31	20	22

Pool #545003, 8.00%, 5/1/31	1	1

Pool #545437, 7.00%, 2/1/32	46	52

Pool #545556, 7.00%, 4/1/32	29	32

Pool #555189, 7.00%, 12/1/32	160	171

Pool #581806, 7.00%, 7/1/31	55	60

Pool #585617, 7.00%, 5/1/31 (8)	–	–

Pool #745148, 5.00%, 1/1/36	95	101

Pool #888538, 5.50%, 1/1/37	234	253

Pool #890009, 5.50%, 9/1/36	1,063	1,147

Pool #893082, (Floating, ICE LIBOR USD 1Y + 1.91%, 10.82% Cap), 4.46%, 9/1/36 (2)	666	702

Pool #929035, 6.50%, 1/1/38	190	209

Pool #932638, 5.00%, 3/1/40	3,982	4,237

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.6% (7) – continued

Fannie Mae – 28.1% – continued

Pool #955782, 6.50%, 10/1/37	$56	$61

Pool #990702, 6.50%, 9/1/38	1,196	1,311

Pool #AB1470, 4.50%, 9/1/40	1,485	1,546

Pool #AB3114, 5.00%, 6/1/41	1,924	2,047

Pool #AB9522, 3.50%, 5/1/43	15,369	15,236

Pool #AC6767, 4.50%, 1/1/40	1,258	1,310

Pool #AC9581, 5.50%, 1/1/40	2,322	2,512

Pool #AD0915, 5.50%, 12/1/38	92	100

Pool #AD6929, 5.00%, 6/1/40	1,665	1,771

Pool #AH1166, 4.50%, 12/1/40	1,781	1,853

Pool #AH1507, 4.50%, 12/1/40	4,503	4,690

Pool #AL4408, 4.50%, 11/1/43	5,949	6,200

Pool #AL5686, 4.00%, 9/1/44	4,107	4,173

Pool #AL8352, 3.00%, 10/1/44	18,980	18,316

Pool #AL9069, 3.00%, 3/1/44	9,268	8,944

Pool #AQ9333, 4.00%, 1/1/43	3,687	3,752

Pool #AS2703, 4.00%, 6/1/44	4,238	4,304

Pool #AS3473, 4.00%, 10/1/44	6,772	6,855

Pool #AS3655, 4.50%, 10/1/44	2,272	2,357

Pool #AS6075, 4.00%, 10/1/45	3,501	3,541

Pool #AS6184, 3.50%, 11/1/45	11,997	11,879

See Notes to the Financial Statements.

FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.6% (7) – continued

Fannie Mae – 28.1% – continued

Pool #AS6520, 3.50%, 1/1/46	$4,868	$4,811

Pool #AS6730, 3.50%, 2/1/46	8,915	8,808

Pool #AS7568, 4.50%, 7/1/46	7,698	7,949

Pool #AS8699, 4.00%, 1/1/47	5,339	5,395

Pool #AU7032, 4.00%, 11/1/43	22,334	22,734

Pool #AW6233, 4.50%, 6/1/44	5,972	6,223

Pool #AZ7903, 4.00%, 6/1/41	4,028	4,098

Pool #BC0326, 3.50%, 12/1/45	4,507	4,455

Pool #BC4898, 3.50%, 2/1/46	8,226	8,130

Pool #BD1165, 3.00%, 10/1/46	7,398	7,085

Pool #BD5046, 3.50%, 2/1/47	4,272	4,214

Pool #BD7060, 4.00%, 3/1/47	9,830	9,933

Pool #BD7081, 4.00%, 3/1/47	9,565	9,665

Pool #BE3619, 4.00%, 5/1/47	10,050	10,155

Pool #BE3702, 4.00%, 6/1/47	9,096	9,190

Pool #BE5651, 3.00%, 2/1/47	7,248	6,942

Pool #BM2000, 3.50%, 5/1/47	9,981	9,846

Pool #MA2522, 3.50%, 2/1/46	6,081	6,010

Pool #MA2642, 3.50%, 6/1/46	6,843	6,759

Pool #MA2705, 3.00%, 8/1/46	6,907	6,617

Pool #MA2864, 3.50%, 1/1/47	3,555	3,508

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.6% (7) – continued

Fannie Mae – 28.1% – continued

Pool #MA2929, 3.50%, 3/1/47	$4,677	$4,614

Pool #MA3027, 4.00%, 6/1/47	6,357	6,423

Pool #MA3088, 4.00%, 8/1/47	4,191	4,234

Pool #MA3120, 3.50%, 9/1/47	11,297	11,128

Pool #MA3183, 4.00%, 11/1/47	9,846	9,948

Pool #MA3184, 4.50%, 11/1/47	12,890	13,306

Pool #MA3211, 4.00%, 12/1/47	9,937	10,048
		332,160

Freddie Mac – 0.1%

Pool #1B3575, (Floating, ICE LIBOR USD 1Y + 1.80%, 11.35% Cap), 4.47%, 9/1/37 (2)	61	62

Pool #1G2296, (Floating, ICE LIBOR USD 1Y + 2.06%, 11.37% Cap), 3.81%, 11/1/37 (2)	551	575

Pool #1J0365, (Floating, ICE LIBOR USD 1Y + 1.85%, 10.85% Cap), 4.06%, 4/1/37 (2)	347	364

Pool #1J2840, (Floating, ICE LIBOR USD 1Y + 1.90%, 10.75% Cap), 4.65%, 9/1/37 (2)	437	457

Pool #848076, (Floating, ICE LIBOR USD 1Y + 1.92%, 10.89% Cap), 3.89%, 6/1/38 (2)	179	180
		1,638

Freddie Mac Gold – 0.4%

Pool #A65182, 6.50%, 9/1/37	1,401	1,550

Pool #A92650, 5.50%, 6/1/40	111	118

Pool #C00910, 7.50%, 1/1/30	150	171

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.6% (7) – continued

Freddie Mac Gold – 0.4% – continued

Pool #C02790, 6.50%, 4/1/37	$772	$878

Pool #C02838, 5.50%, 5/1/37	1,156	1,253

Pool #G01954, 5.00%, 11/1/35	626	664

Pool #G18643, 2.50%, 5/1/32	255	246
		4,880
Total U.S. Government Agencies
(Cost $353,020)		338,678

U.S. GOVERNMENT OBLIGATIONS – 26.5%

U.S. Treasury Bonds – 3.0%

3.13%, 5/15/48	36,295	35,812

U.S. Treasury Inflation Indexed Notes – 1.0%

0.50%, 1/15/28	11,615	11,386

U.S. Treasury Notes – 22.5%
2.75%, 9/30/20	24,610	24,576
2.63%, 6/15/21	137,626	136,712
2.63%, 6/30/23	59,130	58,289
2.75%, 7/31/23	16,840	16,691
2.75%, 6/30/25	28,485	28,028
2.88%, 8/15/28	1,680	1,654
		265,950
Total U.S. Government Obligations
(Cost $315,160)		313,148

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.1%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (9)(10)	60,601,654	$60,602
Total Investment Companies
(Cost $60,602)		60,602

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 1.99%, 11/8/18 (11)	$2,000	$1,996
Total Short-Term Investments
(Cost $1,996)		1,996

Total Investments – 101.3%
(Cost $1,223,296)		1,197,496

Liabilities less Other Assets – (1.3%)		(15,277)
NET ASSETS – 100.0%		$1,182,219

(1)	When-Issued Security. Coupon rate was not in effect at September 30, 2018.
(2)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	Perpetual bond. Maturity date represents next call date.
(5)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(6)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Principal Amount and Value rounds to less than one thousand.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of September 30, 2018 is disclosed.
(11)	Discount rate at the time of purchase.

Percentages shown are based on Net Assets.

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	% OF INVESTMENTS
U.S. Treasury	26.3%
U.S. Agency	28.3
AAA	3.0
AA	0.2
A	2.8
BBB	22.9
BB	5.2
B	4.8
CCC	1.5
Cash Equivalents	5.0

Total	100.0%

See Notes to the Financial Statements.

FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$–	$36,555	$–	$36,555
Corporate Bonds (1)	–	341,749	–	341,749
Foreign Issuer Bonds (1)	–	104,768	–	104,768
U.S Government Agencies (1)	–	338,678	–	338,678
U.S Government Obligations (1)	–	313,148	–	313,148
Investment Companies	60,602	–	–	60,602
Short-Term Investments	–	1,996	–	1,996
Total Investments	$60,602	$1,136,894	$–	$1,197,496

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y – 1 Year

3M – 3 Month

5Y – 5 Year

Fannie Mae – Federal National Mortgage Association

Freddie Mac – Federal Home Loan Mortgage Corporation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

USD – United States Dollar

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 64.5%

Aerospace & Defense – 1.6%

Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/1/22 (1)	$23,563	$24,329

StandardAero Aviation Holdings, Inc., 10.00%, 7/15/23 (1)	16,225	17,502

Triumph Group, Inc., 7.75%, 8/15/25	21,850	21,222
		63,053

Auto Parts Manufacturing – 0.6%

American Axle & Manufacturing, Inc., 6.25%, 4/1/25	24,347	24,246

Automobiles Manufacturing – 0.5%

General Motors Financial Co., Inc., (Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2)(3)	22,600	21,413

Banks – 0.5%

CIT Group, Inc., (Variable, ICE LIBOR USD 3M + 3.97%), 5.80%, 6/15/22 (2)(3)	21,824	21,497

Biotechnology – 0.7%

Sotera Health Topco, Inc., 8.13%, (100% Cash), 11/1/21 (1)(4)	26,105	26,366

Building Materials – 0.5%

Pisces Midco, Inc., 8.00%, 4/15/26 (1)	22,075	22,241

Cable & Satellite – 2.7%

CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28 (1)	20,872	19,618

CSC Holdings LLC, 10.88%, 10/15/25 (1)	29,300	34,061

DISH DBS Corp., 7.75%, 7/1/26	12,867	12,137

Hughes Satellite Systems Corp., 6.63%, 8/1/26	19,530	18,895

Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (1)	27,900	26,087
		110,798

Casinos & Gaming – 0.6%

Boyd Gaming Corp., 6.00%, 8/15/26	9,000	9,068

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 64.5% – continued

Casinos & Gaming – 0.6% – continued

Delta Merger Sub, Inc., 6.00%, 9/15/26 (1)	$15,875	$16,073
		25,141

Chemicals – 1.2%

CVR Partners L.P./CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (1)	24,710	26,193

Hexion, Inc., 6.63%, 4/15/20	21,875	20,562
		46,755

Coal Operations – 0.5%

Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 5/1/25 (1)	18,375	19,569

Commercial Finance – 1.0%

Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22 (1)	19,125	19,603

Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 8.50%, 8/15/21 (1)	21,400	21,507
		41,110

Consumer Finance – 4.1%

Curo Group Holdings Corp., 8.25%, 9/1/25 (1)	20,300	19,539

Discover Financial Services, (Variable, ICE LIBOR USD 3M + 3.08%), 5.50%, 10/30/27 (2)(3)	20,425	20,170

Enova International, Inc., 8.50%, 9/15/25 (1)	28,850	28,706

Freedom Mortgage Corp., 8.13%, 11/15/24 (1)	22,695	22,014

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25	21,822	20,513

Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/1/21	7,400	7,409

Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 6/15/25 (1)	20,928	20,928

See Notes to the Financial Statements.

FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 64.5% – continued

Consumer Finance – 4.1% – continued

Springleaf Finance Corp., 6.88%, 3/15/25	$19,800	$19,750
7.13%, 3/15/26	7,975	7,935
		166,964

Consumer Products – 0.5%

Energizer Gamma Acquisition, Inc., 6.38%, 7/15/26 (1)	20,325	21,011

Containers & Packaging – 1.1%

BWAY Holding Co., 7.25%, 4/15/25 (1)	22,567	22,001

Flex Acquisition Co., Inc., 7.88%, 7/15/26 (1)	23,170	22,880
		44,881

Diversified Manufacturing – 0.6%

Vertiv Intermediate Holding Corp., 12.00%, (100% Cash), 2/15/22 (1)(4)	24,375	24,923

Entertainment Resources – 0.4%

AMC Entertainment Holdings, Inc., 5.88%, 11/15/26	17,505	16,761

Exploration & Production – 5.2%

Berry Petroleum Co. LLC, 7.00%, 2/15/26 (1)	21,900	22,666

Chesapeake Energy Corp., 8.00%, 1/15/25	21,175	21,837

Denbury Resources, Inc., 9.00%, 5/15/21 (1)	20,908	22,607
7.50%, 2/15/24 (1)	4,175	4,300

Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 2/15/23 (1)	17,900	19,779

Gulfport Energy Corp., 6.38%, 1/15/26	22,690	22,066

Indigo Natural Resources LLC, 6.88%, 2/15/26 (1)	21,145	20,458

SM Energy Co., 5.63%, 6/1/25	14,110	14,057

Southwestern Energy Co., 6.20%, 1/23/25	24,143	23,962

Whiting Petroleum Corp., 6.63%, 1/15/26	18,688	19,436

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 64.5% – continued

Exploration & Production – 5.2% – continued

WildHorse Resource Development Corp., 6.88%, 2/1/25	$21,200	$21,889
		213,057

Financial Services – 1.7%

E*TRADE Financial Corp., (Variable, ICE LIBOR USD 3M + 3.16%), 5.30%, 3/15/23 (2)(3)	9,714	9,602

LPL Holdings, Inc., 5.75%, 9/15/25 (1)	20,558	20,070

Nationstar Mortgage Holdings, Inc., 8.13%, 7/15/23 (1)	21,125	22,124

NFP Corp., 6.88%, 7/15/25 (1)	18,515	18,515
		70,311

Food & Beverage – 1.6%

Dole Food Co., Inc., 7.25%, 6/15/25 (1)	26,575	25,911

Post Holdings, Inc., 5.75%, 3/1/27 (1)	22,725	22,271

Simmons Foods, Inc., 5.75%, 11/1/24 (1)	23,087	17,690
		65,872

Forest & Paper Products Manufacturing – 0.5%

Schweitzer-Mauduit International, Inc., 6.88%, 10/1/26	17,975	18,335

Hardware – 1.0%

Everi Payments, Inc., 7.50%, 12/15/25 (1)	22,200	22,422

TTM Technologies, Inc., 5.63%, 10/1/25 (1)	17,275	17,318
		39,740

Health Care Facilities & Services – 3.4%

Eagle Holding Co. II LLC, 7.63%, (100% Cash), 5/15/22 (1)(4)	26,405	26,735

Enterprise Merger Sub, Inc., 10/15/26 (1)(5)	15,850	15,850

RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (1)	25,046	26,298

Team Health Holdings, Inc., 6.38%, 2/1/25 (1)	27,175	23,846

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 64.5% – continued

Health Care Facilities & Services – 3.4% – continued

Tenet Healthcare Corp., 8.13%, 4/1/22	$24,624	$25,949

West Street Merger Sub, Inc., 6.38%, 9/1/25 (1)	22,519	21,337
		140,015

Home Improvement – 0.4%

PGT Escrow Issuer, Inc., 6.75%, 8/1/26 (1)	16,600	17,223

Homebuilders – 1.8%

AV Homes, Inc., 6.63%, 5/15/22	18,700	19,311

Beazer Homes USA, Inc., 5.88%, 10/15/27	17,375	14,769

Century Communities, Inc., 5.88%, 7/15/25	24,350	22,653

LGI Homes, Inc., 6.88%, 7/15/26 (1)	17,975	17,660
		74,393

Industrial Other – 0.7%

Ahern Rentals, Inc., 7.38%, 5/15/23 (1)	15,175	14,947

BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24 (1)	14,125	14,849
		29,796

Investment Companies – 0.6%

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/25	23,005	23,091

Life Insurance – 0.5%

Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25 (1)	21,415	21,227

Managed Care – 0.6%

MPH Acquisition Holdings LLC, 7.13%, 6/1/24 (1)	24,285	25,196

Metals & Mining – 2.6%

AK Steel Corp., 7.00%, 3/15/27	21,954	21,076

Commercial Metals Co., 5.75%, 4/15/26 (1)	15,598	15,130

Freeport-McMoRan, Inc., 5.45%, 3/15/43	20,350	18,518

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 64.5% – continued

Metals & Mining – 2.6% – continued

Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (1)	$23,817	$25,901

United States Steel Corp., 6.88%, 8/15/25	25,450	25,991
		106,616

Oil & Gas Services & Equipment – 2.1%

Nabors Industries, Inc., 5.75%, 2/1/25 (1)	21,490	20,602

Oceaneering International, Inc., 6.00%, 2/1/28	19,900	19,928

Rowan Cos., Inc., 7.38%, 6/15/25	21,319	21,212

USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 4/1/26 (1)	23,775	24,548
		86,290

Pharmaceuticals – 0.1%

JPR Royalty Sub LLC, 14.00%, 9/1/20 (1)(6)	8,000	4,000

Pipeline – 4.7%

American Midstream Partners L.P./American Midstream Finance Corp., 9.50%, 12/15/21 (1)	30,488	30,488

EnLink Midstream Partners L.P., (Variable, ICE LIBOR USD 3M + 4.11%), 6.00%, 12/15/22 (2)(3)	21,175	19,143

Genesis Energy L.P./Genesis Energy Finance Corp., 6.00%, 5/15/23	17,784	17,539
6.25%, 5/15/26	4,325	4,120

Global Partners L.P./GLP Finance Corp., 7.00%, 6/15/23	22,404	22,684

Martin Midstream Partners L.P./Martin Midstream Finance Corp., 7.25%, 2/15/21	22,972	22,915

NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/1/23	21,050	21,050

PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	18,552	18,946

See Notes to the Financial Statements.

FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 64.5% – continued

Pipeline – 4.7% – continued

Plains All American Pipeline L.P., (Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (2)(3)	$20,125	$19,597

Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 3/1/27	16,995	16,145
		192,627

Power Generation – 1.2%

Calpine Corp., 5.50%, 2/1/24	27,995	24,985

NRG Energy, Inc., 5.75%, 1/15/28 (1)	21,690	21,907
		46,892

Property & Casualty Insurance – 1.5%

Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/25 (1)	21,825	20,351

HUB International Ltd., 7.00%, 5/1/26 (1)	20,925	20,952

USIS Merger Sub, Inc., 6.88%, 5/1/25 (1)	21,754	21,700
		63,003

Publishing & Broadcasting – 1.7%

CBS Radio, Inc., 7.25%, 11/1/24 (1)	22,050	21,190

Lee Enterprises, Inc., 9.50%, 3/15/22 (1)	21,848	22,667

Meredith Corp., 6.88%, 2/1/26 (1)	23,500	24,087
		67,944

Real Estate – 0.6%

Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/25 (1)	22,175	22,318

Real Estate Investment Trusts – 0.3%

iStar, Inc., 6.00%, 4/1/22	13,349	13,449
Refining & Marketing – 2.3%

Citgo Holding, Inc., 10.75%, 2/15/20 (1)	30,357	32,178

Murphy Oil USA, Inc., 5.63%, 5/1/27	19,332	19,187

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 64.5% – continued

Refining & Marketing – 2.3% – continued

PBF Holding Co LLC/PBF Finance Corp., 7.25%, 6/15/25	$19,613	$20,594

Sunoco L.P./Sunoco Finance Corp., 5.50%, 2/15/26 (1)	22,975	22,194
		94,153

Restaurants – 0.6%

Golden Nugget, Inc., 6.75%, 10/15/24 (1)	24,235	24,583

Retail – Consumer Discretionary – 2.2%

KGA Escrow LLC, 7.50%, 8/15/23 (1)	22,900	23,759

Party City Holdings, Inc., 6.63%, 8/1/26 (1)	22,510	22,791

Penske Automotive Group, Inc., 5.38%, 12/1/24	5,000	4,900
5.50%, 5/15/26	11,841	11,512

Sonic Automotive, Inc., 6.13%, 3/15/27	27,231	25,461
		88,423

Software & Services – 4.5%

Banff Merger Sub, Inc., 9.75%, 9/1/26 (1)	6,600	6,696

Financial & Risk US Holdings, Inc., 11/15/26 (1)(5)	25,125	24,973

GCI LLC, 6.88%, 4/15/25	19,791	20,465

Rackspace Hosting, Inc., 8.63%, 11/15/24 (1)	23,550	22,905

Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24 (1)	31,390	34,293

Sophia L.P./Sophia Finance, Inc., 9.00%, 9/30/23 (1)	24,992	26,054

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/1/25 (1)	23,125	22,489

Verscend Escrow Corp., 9.75%, 8/15/26 (1)	23,600	24,367
		182,242

Supermarkets & Pharmacies – 0.6%

Cumberland Farms, Inc., 6.75%, 5/1/25 (1)	22,640	23,206

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 64.5% – continued

Transportation & Logistics – 0.5%

Navistar International Corp., 6.63%, 11/1/25 (1)	$19,975	$20,774

Waste & Environment Services & Equipment – 0.5%

Covanta Holding Corp., 5.88%, 7/1/25	20,854	21,063

Wireless Telecommunications Services – 2.8%

Iridium Communications, Inc., 10.25%, 4/15/23 (1)	22,250	24,315

Sprint Capital Corp., 6.88%, 11/15/28	25,050	25,175
8.75%, 3/15/32	29,625	33,328

Sprint Corp., 7.88%, 9/15/23	8,000	8,630

Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 5/1/22 (1)	20,350	20,605
		112,053

Wireline Telecommunications Services – 0.6%

Frontier Communications Corp., 10.50%, 9/15/22	26,390	23,487
Total Corporate Bonds
(Cost $2,648,164)		2,628,108

FOREIGN ISSUER BONDS – 27.3%

Aerospace & Defense – 1.0%

Bombardier, Inc., 7.50%, 12/1/24 (1)	25,357	26,751

TransDigm UK Holdings PLC, 6.88%, 5/15/26 (1)	15,110	15,507
		42,258

Airlines – 1.2%

Virgin Australia Holdings Ltd., 7.88%, 10/15/21 (1)	25,450	25,195

VistaJet Malta Finance PLC/VistaJet Co. Finance LLC, 7.75%, 6/1/20 (1)	22,119	22,325
		47,520

Banks – 0.7%

ING Groep N.V., (Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25 (2)(3)	27,353	26,368

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 27.3% – continued

Cable & Satellite – 2.0%

Altice Financing S.A., 7.50%, 5/15/26 (1)	$17,345	$16,911

Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 3/1/28 (1)	22,400	21,157

UPC Holding B.V., 5.50%, 1/15/28 (1)	24,375	23,134

VTR Finance B.V., 6.88%, 1/15/24 (1)	20,912	21,278
		82,480

Chemicals – 0.5%

Starfruit Finco B.V./Starfruit US Holdco LLC, 10/1/26 (1)(5)	21,850	22,178

Consumer Finance – 0.7%

goeasy Ltd., 7.88%, 11/1/22 (1)	26,150	27,229

Diversified Banks – 4.6%

Barclays PLC, (Variable, USD Swap 5Y + 4.84%), 7.75%, 9/15/23 (2)(3)	25,400	25,464

BNP Paribas S.A., (Variable, USD Swap 5Y + 5.15%), 7.38%, 8/19/25 (1)(2)(3)	23,275	24,467

Credit Agricole S.A., (Variable, USD Swap 5Y + 4.90%), 7.88%, 1/23/24 (1)(2)(3)	24,668	25,965

HSBC Holdings PLC, (Variable, USD ICE Swap Rate 5Y + 3.75%), 6.00%, 5/22/27 (2)(3)	21,955	21,060

Royal Bank of Scotland Group PLC, (Variable, USD Swap 5Y + 7.60%), 8.63%, 8/15/21 (2)(3)	19,950	21,371

Societe Generale S.A., (Variable, USD Swap 5Y + 6.24%), 7.38%, 9/13/21 (1)(2)(3)	26,650	27,483
(Variable, USD Swap 5Y + 4.30%), 7.38%, 10/4/23 (1)(2)(3)	16,250	16,209

Standard Chartered PLC, (Variable, USD Swap 5Y + 6.30%), 7.50%, 4/2/22 (1)(2)(3)	23,787	24,441
		186,460

See Notes to the Financial Statements.

FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 27.3% – continued

Financial Services – 0.6%

Credit Suisse Group A.G., (Variable, USD Swap 5Y + 4.60%), 7.50%, 7/17/23 (1)(2)(3)	$25,175	$25,899

Food & Beverage – 2.2%

Grupo Bimbo S.A.B. de C.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.28%), 5.95%, 4/17/23 (1)(2)(3)	20,075	20,125

JBS USA LUX SA/JBS USA Finance, Inc., 7.25%, 6/1/21 (1)	7,400	7,511
5.88%, 7/15/24 (1)	19,975	19,676

Marfrig Holdings Europe B.V., 8.00%, 6/8/23 (1)	21,720	21,796

Sigma Holdco B.V., 7.88%, 5/15/26	22,350	20,953
		90,061

Foreign Wireless – 0.7%

Altice France S.A., 7.38%, 5/1/26 (1)	27,837	27,837

Integrated Oils – 0.5%

Petroleos Mexicanos, 6.50%, 6/2/41	9,900	9,281
6.75%, 9/21/47	13,350	12,739
		22,020

Metals & Mining – 1.8%

First Quantum Minerals Ltd., 7.25%, 4/1/23 (1)	13,675	13,068
6.50%, 3/1/24 (1)	12,250	11,209

Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22 (1)	20,091	20,543

Teck Resources Ltd., 6.00%, 8/15/40	8,575	8,747
6.25%, 7/15/41	3,663	3,846

Vedanta Resources PLC, 6.38%, 7/30/22 (1)	12,335	11,872
6.13%, 8/9/24 (1)	6,250	5,807
		75,092

Oil & Gas Services & Equipment – 2.4%

Ensco PLC, 7.75%, 2/1/26	6,600	6,550
5.75%, 10/1/44	29,486	22,041

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 27.3% – continued

Oil & Gas Services & Equipment – 2.4% – continued

Noble Holding International Ltd., 7.75%, 1/15/24	$8,114	$8,053
7.88%, 2/1/26 (1)	7,350	7,626
6.05%, 3/1/41	11,525	8,831

Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/1/23 (1)	2,575	2,659

Transocean, Inc., 9.00%, 7/15/23 (1)	13,325	14,491
7.50%, 1/15/26	10,525	10,867

Weatherford International Ltd., 8.25%, 6/15/23	15,425	14,576
		95,694

Pharmaceuticals – 2.5%

Bausch Health Cos., Inc., 5.88%, 5/15/23 (1)	25,833	25,187
6.13%, 4/15/25 (1)	25,620	24,339

Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 7/15/23 (1)	29,621	26,288

Teva Pharmaceutical Finance Netherlands III B.V., 6.75%, 3/1/28	25,950	27,374
		103,188

Power Generation – 0.6%

Drax Finco PLC, 6.63%, 11/1/25 (1)	21,995	22,270

Property & Casualty Insurance – 0.6%

Ardonagh Midco 3 PLC, 8.63%, 7/15/23 (1)	22,635	22,352

Refining & Marketing – 0.6%

Parkland Fuel Corp., 6.00%, 4/1/26	25,181	25,244

Software & Services – 0.6%

Sixsigma Networks Mexico S.A. de C.V., 7.50%, 5/2/25 (1)	26,150	25,823

Trucking & Leasing – 0.4%

Fly Leasing Ltd., 5.25%, 10/15/24	18,275	17,567

Wireless Telecommunications Services – 2.9%

C&W Senior Financing DAC, 6.88%, 9/15/27 (1)	24,325	24,264

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 27.3% – continued

Wireless Telecommunications Services – 2.9% – continued

Digicel Group Ltd., 8.25%, 9/30/20 (1)	$21,539	$16,424

Intelsat Jackson Holdings S.A., 8.50%, 10/15/24 (1)	35,475	35,865

Millicom International Cellular S.A., 5.13%, 1/15/28 (1)	25,778	23,716

Wind Tre S.p.A., 5.00%, 1/20/26 (1)	22,575	19,630
		119,899

Wireline Telecommunications Services – 0.2%

Axtel S.A.B. de C.V., 6.38%, 11/14/24 (1)	6,000	5,919
Total Foreign Issuer Bonds
(Cost $1,122,203)		1,113,358

TERM LOANS – 2.7% (7)

Consumer Services – 0.6%

TruGreen L.P., Initial Incremental Term Loan, (Floating, ICE LIBOR USD 1M + 4.00%, 1.00% Floor), 6.13%, 4/13/23	22,217	22,411

Department Stores – 0.6%

J.C. Penney Corp., Inc., Loan, (Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor), 6.57%, 6/23/23	25,907	23,757

Pharmaceuticals – 0.5%

Alvogen Pharma US, Inc., 2018 Refinancing Term Loan, (Floating, ICE LIBOR USD 1M + 4.75%, 1.00% Floor), 6.99%, 4/1/22	20,209	20,360

Refining & Marketing – 0.4%

Gulf Finance LLC, Tranche B Term Loan, (Floating, ICE LIBOR USD 3M + 5.25%, 1.00% Floor), 7.64%, 8/25/23	20,745	17,344

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 2.7% (7) – continued

Retail – Consumer Discretionary – 0.6%

Bass Pro Group LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 5.00%, 0.75% Floor), 7.24%, 9/25/24	$23,661	$23,888
Total Term Loans
(Cost $111,955)		107,760

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.4%

Banks – 0.4%

GMAC Capital Trust I, (Variable, ICE LIBOR USD 3M + 5.79%), 8.10% (7)	577,459	$15,187
Total Preferred Stocks
(Cost $13,621)		15,187

INVESTMENT COMPANIES – 5.5%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (8)(9)	225,279,993	225,280
Total Investment Companies
(Cost $225,280)		225,280

Total Investments – 100.4%
(Cost $4,121,223)		4,089,693

Liabilities less Other Assets – (0.4%)		(16,944)
NET ASSETS – 100.0%		$4,072,749

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	When-Issued Security. Coupon rate was not in effect at September 30, 2018.
(6)

Restricted security that has been deemed illiquid. At September 30, 2018, the value of this restricted illiquid security amounted to approximately $4,000,000 or 0.1% of net assets. Additional information on this restricted illiquid security is as follows:

See Notes to the Financial Statements.

FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	$8,000

(7)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	% OF INVESTMENTS
BBB	1.6%
BB	21.7
B	49.9
CCC	20.8
C	0.4
Not Rated	0.1
Cash Equivalents	5.5

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds (1)	$–	$2,628,108	$–	$2,628,108
Foreign Issuer Bonds (1)	–	1,113,358	–	1,113,358
Term Loans (1)	–	107,760	–	107,760
Preferred Stocks (1)	15,187	–	–	15,187
Investment Companies	225,280	–	–	225,280
Total Investments	$240,467	$3,849,226	$–	$4,089,693

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

5Y – 5 Year

CMT – Constant Maturity

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

USD – United States Dollar

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 14.2%

Commercial Mortgage-Backed Securities – 7.1%

BANK, Series 2018-BN14, Class A2 4.13%, 9/15/60	$6,155	$6,341

BENCHMARK Mortgage Trust, Series 2018-B2, Class A2 3.66%, 2/15/51	2,355	2,375

BENCHMARK Mortgage Trust, Series 2018-B6, Class A2 11/10/51 (1)	3,285	3,395

GS Mortgage Securities Trust, Series 2011-GC5, Class A4 3.71%, 8/10/44	5,530	5,583

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C29, Class A2 2.92%, 5/15/48	554	552

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A2 2.43%, 8/15/49	5,960	5,806

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4 2.92%, 2/15/46	2,200	2,153

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2 2.98%, 7/15/50	700	698

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4 3.09%, 8/10/49	4,900	4,835

WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3 2.88%, 12/15/45	4,960	4,843
		36,581

Credit Card – 4.7%

American Express Credit Account Master Trust, Series 2018-8, Class A 3.18%, 4/15/24	5,200	5,193

BA Credit Card Trust, Series 2018-A1, Class A1 2.70%, 7/17/23	2,205	2,185

BA Credit Card Trust, Series 2018-A2, Class A2 3.00%, 9/15/23	5,540	5,525

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 14.2% – continued

Credit Card – 4.7% – continued

Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4 1.99%, 7/17/23	$1,020	$999

Capital One Multi-Asset Execution Trust, Series 2018-A1, Class A1 3.01%, 2/15/24	4,975	4,960

Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1 2.49%, 1/20/23	5,490	5,414
		24,276

Other – 2.4%

CNH Equipment Trust, Series 2017-C, Class A3 2.08%, 2/15/23	3,395	3,336

CNH Equipment Trust, Series 2018-A, Class A3 3.12%, 7/17/23	5,090	5,083

John Deere Owner Trust, Series 2018-B, Class A3 3.08%, 11/15/22	3,900	3,893
		12,312
Total Asset-Backed Securities
(Cost $74,024)		73,169

CORPORATE BONDS – 38.1%

Aerospace & Defense – 1.8%

Lockheed Martin Corp., 2.50%, 11/23/20	1,354	1,335
3.35%, 9/15/21	485	485

Northrop Grumman Corp., 2.08%, 10/15/20	3,220	3,149

Raytheon Co., 3.13%, 10/15/20	1,180	1,182

Spirit AeroSystems, Inc., (Floating, ICE LIBOR USD 3M + 0.80%), 3.13%, 6/15/21 (2)	2,020	2,025

United Technologies Corp., 1.95%, 11/1/21	1,182	1,130
		9,306

Airlines – 0.5%

Delta Air Lines, Inc., 3.40%, 4/19/21	2,495	2,480

See Notes to the Financial Statements.

FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 38.1% – continued

Automobiles Manufacturing – 3.9%

BMW US Capital LLC, 3.10%, 4/12/21 (3)	$460	$457

Ford Motor Credit Co. LLC, 2.94%, 1/8/19	1,300	1,301
3.20%, 1/15/21	390	384
(Floating, ICE LIBOR USD 3M + 0.81%), 3.15%, 4/5/21 (2)	1,245	1,237
5.88%, 8/2/21	1,340	1,402

General Motors Financial Co., Inc., 3.10%, 1/15/19	4,185	4,188
(Floating, ICE LIBOR USD 3M + 0.93%), 3.27%, 4/13/20 (2)	2,215	2,229
(Floating, ICE LIBOR USD 3M + 0.54%), 2.88%, 11/6/20 (2)	1,075	1,073
3.55%, 4/9/21	1,905	1,904
(Floating, ICE LIBOR USD 3M + 1.55%), 3.89%, 1/14/22 (2)	570	581

Hyundai Capital America, 2.40%, 10/30/18 (3)	500	500
2.00%, 7/1/19 (3)	1,000	993

Nissan Motor Acceptance Corp., 2.25%, 1/13/20 (3)	1,050	1,036
2.15%, 9/28/20 (3)	2,905	2,832
		20,117

Banks – 2.6%

BB&T Corp., (Floating, ICE LIBOR USD 3M + 0.65%), 3.05%, 4/1/22 (2)	1,185	1,196

Capital One N.A., (Floating, ICE LIBOR USD 3M + 1.15%), 3.49%, 1/30/23 (2)	2,440	2,467

Citizens Financial Group, Inc., (Variable, ICE LIBOR USD 3M + 3.00%), 6.00%, 7/6/23 (4)(5)	1,875	1,913

Discover Bank, 7.00%, 4/15/20	1,000	1,048

JPMorgan Chase Bank N.A., (Variable, ICE LIBOR USD 3M + 0.35%), 3.09%, 4/26/21 (4)	1,920	1,914

SunTrust Banks, Inc., (Variable, ICE LIBOR USD 3M + 3.10%), 5.05%, 6/15/22 (4)(5)	3,000	2,963

Synchrony Bank, 3.65%, 5/24/21	580	575

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 38.1% – continued

Banks – 2.6% – continued

Wells Fargo & Co., (Variable, ICE LIBOR USD 3M + 3.77%), 6.10%, 12/15/18 (2)(5)	$1,370	$1,388
		13,464

Biotechnology – 0.7%

Amgen, Inc., 3.88%, 11/15/21	1,050	1,065

Biogen, Inc., 2.90%, 9/15/20	271	270

Celgene Corp., 2.88%, 2/19/21	1,620	1,601

Gilead Sciences, Inc., 4.50%, 4/1/21	730	751
		3,687

Cable & Satellite – 0.1%

Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (3)	420	393

Chemicals – 0.3%

Mosaic (The) Co., 3.75%, 11/15/21	1,560	1,559

Commercial Finance – 1.2%

Air Lease Corp., 2.13%, 1/15/20	2,705	2,662
2.50%, 3/1/21	1,295	1,265
3.50%, 1/15/22	1,120	1,112

International Lease Finance Corp., 6.25%, 5/15/19	1,000	1,020
		6,059

Construction Materials Manufacturing – 0.3%

Martin Marietta Materials, Inc., (Floating, ICE LIBOR USD 3M + 0.50%), 2.84%, 12/20/19 (2)	247	247

Vulcan Materials Co., (Floating, ICE LIBOR USD 3M + 0.65%), 2.97%, 3/1/21 (2)	1,070	1,074
		1,321

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 38.1% – continued

Consumer Finance – 0.6%

Capital One Financial Corp., (Floating, ICE LIBOR USD 3M + 0.95%), 3.28%, 3/9/22 (2)	$2,340	$2,354
(Floating, ICE LIBOR USD 3M + 0.72%), 3.06%, 1/30/23 (2)	595	592
		2,946

Consumer Services – 0.1%

Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (3)	404	432

Containers & Packaging – 0.1%

Packaging Corp. of America, 2.45%, 12/15/20	385	377

Diversified Banks – 5.1%

Bank of America Corp., (Variable, ICE LIBOR USD 3M + 0.37%), 2.74%, 1/23/22 (4)	910	895
(Variable, ICE LIBOR USD 3M + 0.63%), 3.50%, 5/17/22 (4)	1,900	1,899
(Floating, ICE LIBOR USD 3M + 0.65%), 3.02%, 6/25/22 (2)	2,425	2,431
(Floating, ICE LIBOR USD 3M + 1.16%), 3.51%, 1/20/23 (2)	1,161	1,181
(Floating, ICE LIBOR USD 3M + 0.96%), 3.31%, 7/23/24 (2)	3,395	3,411
(Floating, ICE LIBOR USD 3M + 0.77%), 3.11%, 2/5/26 (2)	1,445	1,420
(Floating, ICE LIBOR USD 3M + 0.76%), 3.09%, 9/15/26 (2)	1,000	964

Citigroup, Inc., (Floating, ICE LIBOR USD 3M + 0.69%), 3.03%, 10/27/22 (2)	1,190	1,191
(Floating, ICE LIBOR USD 3M + 1.10%), 3.41%, 5/17/24 (2)	930	937
(Floating, ICE LIBOR USD 3M + 1.02%), 3.34%, 6/1/24 (2)	1,935	1,944

JPMorgan Chase & Co., (Variable, ICE LIBOR USD 3M + 3.47%), 5.81%, 1/30/19 (2)(5)	3,050	3,063
(Variable, ICE LIBOR USD 3M + 3.80%), 5.30%, 5/1/20 (4)(5)	875	895
(Variable, ICE LIBOR USD 3M + 2.58%), 4.63%, 11/1/22 (4)(5)	3,640	3,440

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 38.1% – continued

Diversified Banks – 5.1% – continued
(Floating, ICE LIBOR USD 3M + 0.90%), 3.24%, 4/25/23 (2)	$1,500	$1,514
(Floating, ICE LIBOR USD 3M + 0.85%), 3.18%, 1/10/25 (2)	885	884
		26,069

Electrical Equipment Manufacturing – 0.2%

Honeywell International, Inc., 1.85%, 11/1/21	1,195	1,150

Financial Services – 4.3%

E*TRADE Financial Corp., (Variable, ICE LIBOR USD 3M + 3.16%), 5.30%, 3/15/23 (4)(5)	2,180	2,155

Goldman Sachs Group (The), Inc., (Floating, ICE LIBOR USD 3M + 1.11%), 3.44%, 4/26/22 (2)	2,385	2,413
(Variable, ICE LIBOR USD 3M + 2.87%), 5.00%, 11/10/22 (4)(5)	640	604
(Floating, ICE LIBOR USD 3M + 0.75%), 3.06%, 2/23/23 (2)	905	909
(Floating, ICE LIBOR USD 3M + 1.05%), 3.37%, 6/5/23 (2)	4,695	4,751
(Floating, ICE LIBOR USD 3M + 1.00%), 3.34%, 7/24/23 (2)	885	894
(Floating, ICE LIBOR USD 3M + 1.17%), 3.48%, 5/15/26 (2)	1,320	1,321

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/25	1,660	1,666

Morgan Stanley, (Floating, ICE LIBOR USD 3M + 1.40%), 3.75%, 4/21/21 (2)	1,777	1,822
(Floating, ICE LIBOR USD 3M + 1.18%), 3.53%, 1/20/22 (2)	2,098	2,127
(Floating, ICE LIBOR USD 3M + 0.93%), 3.28%, 7/22/22 (2)	380	383
(Floating, ICE LIBOR USD 3M + 1.40%), 3.74%, 10/24/23 (2)	2,340	2,405
(Floating, ICE LIBOR USD 3M + 1.22%), 3.56%, 5/8/24 (2)	645	655
		22,105

Food & Beverage – 4.6%

Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	2,713	2,674

Campbell Soup Co., 3.30%, 3/15/21	2,490	2,466

See Notes to the Financial Statements.

FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 38.1% – continued

Food & Beverage – 4.6% – continued

Constellation Brands, Inc., 3.88%, 11/15/19	$1,185	$1,195
2.25%, 11/6/20	2,900	2,834

General Mills, Inc., 3.20%, 4/16/21	1,125	1,118

JM Smucker (The) Co., 2.20%, 12/6/19	1,221	1,208

Keurig Dr. Pepper, Inc., 3.55%, 5/25/21 (3)	1,985	1,981

Kraft Heinz Foods Co., 5.38%, 2/10/20	2,030	2,088

Molson Coors Brewing Co., 1.90%, 3/15/19	1,295	1,290
2.25%, 3/15/20	2,495	2,458
2.10%, 7/15/21	2,275	2,188

Smithfield Foods, Inc., 2.70%, 1/31/20 (3)	1,135	1,117
2.65%, 10/3/21 (3)	1,310	1,249
		23,866

Hardware – 0.4%

Dell International LLC/EMC Corp., 5.45%, 6/15/23 (3)	505	531

Hewlett Packard Enterprise Co., 3.50%, 10/5/21	740	739
4.40%, 10/15/22	755	776
		2,046

Health Care Facilities & Services – 0.5%

Cardinal Health, Inc., 2.40%, 11/15/19	575	571

CVS Health Corp., 2.25%, 8/12/19	575	572
3.35%, 3/9/21	1,290	1,287
		2,430

Home & Office Products Manufacturing – 0.2%

Newell Brands, Inc., 3.15%, 4/1/21	980	964

Home Improvement – 0.4%

Masco Corp., 3.50%, 4/1/21	1,355	1,354

ServiceMaster (The) Co. LLC, 5.13%, 11/15/24 (3)	775	764
		2,118

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 38.1% – continued

Homebuilders – 0.3%

DR Horton, Inc., 2.55%, 12/1/20	$1,695	$1,660

Industrial Other – 0.1%

H&E Equipment Services, Inc., 5.63%, 9/1/25	660	658

Life Insurance – 1.3%

Pricoa Global Funding I, 2.45%, 9/21/22 (3)	635	611

Principal Financial Group, Inc., (Variable, ICE LIBOR USD 3M + 3.04%), 4.70%, 5/15/55 (4)	1,105	1,105

Principal Life Global Funding II, 2.15%, 1/10/20 (3)	1,425	1,410

Protective Life Global Funding, 2.16%, 9/25/20 (3)	3,165	3,091
2.62%, 8/22/22 (3)	320	307
		6,524

Machinery Manufacturing – 0.6%

Caterpillar Financial Services Corp., (Floating, ICE LIBOR USD 3M + 0.59%), 2.91%, 6/6/22 (2)	1,380	1,391
(Floating, ICE LIBOR USD 3M + 0.51%), 2.82%, 5/15/23 (2)	1,980	1,982
		3,373

Managed Care – 0.2%

Halfmoon Parent, Inc., 3.40%, 9/17/21 (3)	1,295	1,290

Medical Equipment & Devices Manufacturing – 0.2%

Becton Dickinson and Co., 2.40%, 6/5/20	1,275	1,256

Metals & Mining – 0.2%

AK Steel Corp., 6.38%, 10/15/25	1,115	1,061

Oil & Gas Services & Equipment – 0.1%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/22	475	460

Pipeline – 0.8%

Energy Transfer Partners L.P./Regency Energy Finance Corp., 5.88%, 3/1/22	760	804

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 38.1% – continued

Pipeline – 0.8% – continued

Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/1/25	$1,060	$1,026

Plains All American Pipeline L.P., (Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (4)(5)	650	633

Plains All American Pipeline L.P./PAA Finance Corp., 2.60%, 12/15/19	765	759

Williams (The) Cos., Inc., 5.25%, 3/15/20	760	780
		4,002

Power Generation – 0.1%

Terraform Global Operating LLC, 6.13%, 3/1/26 (3)	435	417

Property & Casualty Insurance – 0.1%

American International Group, Inc., 2.30%, 7/16/19	725	722

Publishing & Broadcasting – 0.3%

CBS Radio, Inc., 7.25%, 11/1/24 (3)	765	735

Discovery Communications LLC, 2.20%, 9/20/19	765	759
		1,494

Real Estate – 0.6%

American Tower Corp., 3.45%, 9/15/21	525	523

Crown Castle International Corp., 2.25%, 9/1/21	1,030	989

Howard Hughes (The) Corp., 5.38%, 3/15/25 (3)	870	861

Iron Mountain, Inc., 4.88%, 9/15/27 (3)	875	803
		3,176

Retail – Consumer Discretionary – 0.4%

Amazon.com, Inc., 3.30%, 12/5/21	371	372

eBay, Inc., 2.15%, 6/5/20	600	590

Home Depot (The), Inc., 1.80%, 6/5/20	945	930
		1,892

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 38.1% – continued

Semiconductors – 0.7%

Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 1/15/20	$750	$741
2.20%, 1/15/21	2,850	2,762
		3,503

Software & Services – 0.4%

Activision Blizzard, Inc., 2.30%, 9/15/21	863	838

Oracle Corp., 2.80%, 7/8/21	212	210

Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24 (3)	1,145	1,251
		2,299

Tobacco – 1.9%

BAT Capital Corp., (Floating, ICE LIBOR USD 3M + 0.88%), 3.19%, 8/15/22 (2)(3)	4,682	4,719

Philip Morris International, Inc., 1.88%, 11/1/19	1,865	1,844
2.00%, 2/21/20	1,765	1,741

Reynolds American, Inc., 3.25%, 6/12/20	1,423	1,420
		9,724

Transportation & Logistics – 0.2%

United Parcel Service, Inc., 2.05%, 4/1/21	955	930

Utilities – 1.1%

Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20	270	266

Dominion Energy, Inc., 1.88%, 1/15/19	650	648

Georgia Power Co., 2.00%, 3/30/20	1,825	1,791

Ohio Power Co., 5.38%, 10/1/21	775	820

Sempra Energy, 2.85%, 11/15/20	1,000	988
(Floating, ICE LIBOR USD 3M + 0.45%), 2.78%, 3/15/21 (2)	1,000	999
		5,512

See Notes to the Financial Statements.

FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 38.1% – continued

Waste & Environment Services & Equipment – 0.1%

Advanced Disposal Services, Inc., 5.63%, 11/15/24 (3)	$760	$766

Wireless Telecommunications Services – 0.4%

AT&T, Inc., 2.45%, 6/30/20	950	937

Verizon Communications, Inc., 3.00%, 11/1/21	905	896
		1,833

Wireline Telecommunications Services – 0.1%

Frontier Communications Corp., 10.50%, 9/15/22	890	792
Total Corporate Bonds
(Cost $197,693)		196,233

FOREIGN ISSUER BONDS – 10.9%

Banks – 2.2%

Commonwealth Bank of Australia, 2.05%, 9/18/20 (3)	2,815	2,748

Cooperatieve Rabobank U.A., (Floating, ICE LIBOR USD 3M + 0.83%), 3.16%, 1/10/22 (2)	460	466

DBS Group Holdings Ltd., (Floating, ICE LIBOR USD 3M + 0.49%), 2.82%, 6/8/20 (2)(3)	2,640	2,644

DNB Bank ASA, 2.13%, 10/2/20 (3)	1,370	1,334

ING Groep N.V., (Floating, ICE LIBOR USD 3M + 1.15%), 3.54%, 3/29/22 (2)	1,780	1,807

Nordea Bank AB, (Variable, USD ICE Swap Rate 5Y + 3.56%), 5.50%, 9/23/19 (3)(4)(5)	1,430	1,426

Santander UK Group Holdings PLC, 2.88%, 10/16/20	990	977
		11,402

Cable & Satellite – 0.4%

Altice Financing S.A., 6.63%, 2/15/23 (3)	650	655

Altice Luxembourg S.A., 7.75%, 5/15/22 (3)	980	952

VTR Finance B.V., 6.88%, 1/15/24 (3)	415	422
		2,029

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.9% – continued

Commercial Finance – 0.6%

Aircastle Ltd., 5.13%, 3/15/21	$1,250	$1,283
5.00%, 4/1/23	1,225	1,258
4.40%, 9/25/23	770	770
		3,311

Consumer Products – 1.2%

Reckitt Benckiser Treasury Services PLC, (Floating, ICE LIBOR USD 3M + 0.56%), 2.93%, 6/24/22 (2)(3)	6,350	6,347

Containers & Packaging – 0.1%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (3)	530	555

Diversified Banks – 3.9%

Banco Santander S.A., (Floating, ICE LIBOR USD 3M + 1.09%), 3.40%, 2/23/23 (2)	2,220	2,227

Bank of Nova Scotia (The), (Floating, ICE LIBOR USD 3M + 0.64%), 2.96%, 3/7/22 (2)	1,140	1,148
(Variable, ICE LIBOR USD 3M + 2.65%), 4.65%, 10/12/22 (4)(5)	762	715

Barclays PLC, (Variable, USD Swap 5Y + 5.02%), 6.63%, 9/15/19 (4)(5)	850	854
3.25%, 1/12/21	480	474
(Floating, ICE LIBOR USD 3M + 1.63%), 3.96%, 1/10/23 (2)	1,260	1,281
(Floating, ICE LIBOR USD 3M + 1.38%), 3.70%, 5/16/24 (2)	1,160	1,154

Credit Agricole S.A., (Floating, ICE LIBOR USD 3M + 1.02%), 3.36%, 4/24/23 (2)(3)	3,145	3,152

HSBC Holdings PLC, (Variable, USD ICE Swap Rate 5Y + 3.63%), 5.63%, 1/17/20 (4)(5)	1,705	1,696
(Floating, ICE LIBOR USD 3M + 1.00%), 3.32%, 5/18/24 (2)	395	394

Mitsubishi UFJ Financial Group, Inc., (Floating, ICE LIBOR USD 3M + 0.74%), 3.06%, 3/2/23 (2)	1,465	1,469

Mizuho Financial Group, Inc., (Floating, ICE LIBOR USD 3M + 0.94%), 3.25%, 2/28/22 (2)	2,350	2,369

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.9% – continued

Diversified Banks – 3.9% – continued

Royal Bank of Scotland Group PLC, (Variable, USD Swap 5Y + 5.80%), 7.50%, 8/10/20 (4)(5)	$970	$993
(Floating, ICE LIBOR USD 3M + 1.47%), 3.78%, 5/15/23 (2)	2,160	2,176
		20,102

Electrical Equipment Manufacturing – 0.3%

Johnson Controls International PLC, 4.25%, 3/1/21	1,412	1,435

Entertainment Content – 0.1%

Ziggo B.V., 5.50%, 1/15/27 (3)	755	708

Financial Services – 0.3%

UBS A.G., 2.20%, 6/8/20 (3)	285	280

UBS Group Funding Switzerland A.G., (Floating, ICE LIBOR USD 3M + 1.22%), 3.53%, 5/23/23 (2)(3)	990	1,004
		1,284

Food & Beverage – 0.9%

Danone S.A., 1.69%, 10/30/19 (3)	990	976

MARB BondCo PLC, 6.88%, 1/19/25 (3)	440	409

Pernod Ricard S.A., 5.75%, 4/7/21 (3)	3,272	3,443
		4,828

Machinery Manufacturing – 0.2%

Pentair Finance S.a.r.l., 2.65%, 12/1/19	805	801

Oil & Gas Services & Equipment – 0.2%

Ensco PLC, 7.75%, 2/1/26	765	759

Pharmaceuticals – 0.3%

Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,665	1,608

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.9% – continued

Pipeline – 0.2%

TransCanada PipeLines Ltd., (Variable, ICE LIBOR USD 3M + 2.21%), 4.52%, 5/15/67 (2)	$1,050	$980
Total Foreign Issuer Bonds
(Cost $56,626)		56,149

U.S. GOVERNMENT AGENCIES – 0.5% (6)

Fannie Mae – 0.1%

Pool #555649, 7.50%, 10/1/32	18	19

Pool #893082, (Floating, ICE LIBOR USD 1Y + 1.91%, 10.82% Cap), 4.46%, 9/1/36 (2)	92	97

Pool #AD0915, 5.50%, 12/1/38	43	47

Pool #AI3471, 5.00%, 6/1/41	152	162
		325

Federal Farm Credit Bank – 0.4%

Federal Farm Credit Banks, (Floating, ICE LIBOR USD 1M + 0.04%), 2.20%, 3/16/20 (2)	2,060	2,062

Freddie Mac – 0.0%

Pool #1B3617, (Floating, ICE LIBOR USD 1Y + 1.92%, 11.02% Cap), 3.90%, 10/1/37 (2)	136	143

Freddie Mac Gold – 0.0%

Pool #A92650, 5.50%, 6/1/40	161	172
Total U.S. Government Agencies
(Cost $2,693)		2,702

U.S. GOVERNMENT OBLIGATIONS – 31.6%

U.S. Treasury Notes – 31.6%
1.63%, 8/31/19	24,720	24,495
2.63%, 7/31/20	13,740	13,695
2.63%, 8/31/20	12,610	12,565
2.75%, 9/30/20	5,330	5,323
1.88%, 12/15/20	17,010	16,659
2.38%, 3/15/21	20,495	20,262
2.38%, 4/15/21	12,130	11,984

See Notes to the Financial Statements.

FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 31.6% – continued

U.S. Treasury Notes – 31.6% – continued
2.63%, 5/15/21	$23,040	$22,895
2.63%, 6/15/21	31,120	30,913
2.63%, 7/15/21	1,510	1,500
2.75%, 8/15/21	2,570	2,560
		162,851
Total U.S. Government Obligations
(Cost $163,887)		162,851

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.8%

FlexShares® Disciplined Duration MBS Index Fund (7)	563,000	$12,887

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (7)(8)	17,176,841	17,177
Total Investment Companies
(Cost $30,179)		30,064

Total Investments – 101.1%
(Cost $525,102)		521,168

Liabilities less Other Assets – (1.1%)		(5,502)
NET ASSETS – 100.0%		$515,666

(1)	When-Issued Security. Coupon rate was not in effect at September 30, 2018.
(2)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(8)	7-day current yield as of September 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	31.2%
U.S. Agency	0.5
AAA	14.0
AA	2.1
A	14.6
BBB	26.7
BB	2.9
B	1.7
CCC	0.5
Not Rated	2.5
Cash Equivalents	3.3

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$–	$73,169	$–	$73,169
Corporate Bonds (1)	–	196,233	–	196,233
Foreign Issuer Bonds (1)	–	56,149	–	56,149
U.S. Government Agencies (1)	–	2,702	–	2,702
U.S. Government Obligations (1)	–	162,851	–	162,851
Investment Companies	30,064	–	–	30,064
Total Investments	$30,064	$491,104	$–	$521,168

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

1Y – 1 Year

5Y – 5 Year

Fannie Mae – Federal National Mortgage Association

Freddie Mac – Federal Home Loan Mortgage Corporation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MBS – Mortgage Backed Securities

USD – United States Dollar

See Notes to the Financial Statements.

FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.9% (1)

Fannie Mae – 34.1%

Pool #555649, 7.50%, 10/1/32	$34	$37

Pool #893082, (Floating, ICE LIBOR USD 1Y + 1.91%, 10.82% Cap), 4.46%, 9/1/36 (2)	247	260

Pool #AS7568, 4.50%, 7/1/46	2,521	2,604

Pool #AS8807, 3.50%, 2/1/47	1,320	1,302

Pool #AS9615, 4.50%, 5/1/47	1,016	1,049

Pool #BD7060, 4.00%, 3/1/47	1,521	1,537

Pool #BE3619, 4.00%, 5/1/47	1,028	1,038

Pool #BE3702, 4.00%, 6/1/47	953	963

Pool #BH1179, 4.00%, 6/1/47	972	983

Pool #BH7071, 4.50%, 12/1/47	1,003	1,035

Pool #BH7924, 4.00%, 8/1/47	1,100	1,111

Pool #BJ9169, 4.00%, 5/1/48	1,366	1,380

Pool #BM3286, 4.50%, 11/1/47	1,327	1,370

Pool #CA0062, 4.00%, 7/1/47	1,514	1,531

Pool #CA0084, 4.50%, 8/1/47	1,726	1,781

Pool #CA0809, 4.00%, 11/1/47	1,236	1,249

Pool #CA1218, 4.50%, 2/1/48	1,270	1,311

Pool #MA2864, 3.50%, 1/1/47	872	861

Pool #MA2907, 4.00%, 2/1/47	1,279	1,293

Pool #MA2929, 3.50%, 3/1/47	893	880

Pool #MA2995, 4.00%, 5/1/47	1,383	1,398

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.9% (1) – continued

Fannie Mae – 34.1% – continued

Pool #MA3027, 4.00%, 6/1/47	$992	$1,002

Pool #MA3149, 4.00%, 10/1/47	1,049	1,060

Pool #MA3183, 4.00%, 11/1/47	1,561	1,577

Pool #MA3184, 4.50%, 11/1/47	961	992

Pool #MA3211, 4.00%, 12/1/47	1,579	1,596

Pool TBA, 10/18/48 (3)	2,400	2,423
		33,623

Freddie Mac – 0.8%

Pool #1J0365, (Floating, ICE LIBOR USD 1Y + 1.85%, 10.85% Cap), 4.06%, 4/1/37 (2)	137	143

Pool #1J2840, (Floating, ICE LIBOR USD 1Y + 1.90%, 10.75% Cap), 4.65%, 9/1/37 (2)	383	400

Pool #1Q0323, (Floating, ICE LIBOR USD 1Y + 1.95%, 9.95% Cap), 3.70%, 5/1/37 (2)	263	274

Pool #410092, (Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.16%, 10.28% Cap), 4.22%, 11/1/24 (2)	5	6
		823

Freddie Mac Gold – 0.7%

Pool #G08617, 4.50%, 11/1/44	645	667

Government National Mortgage Association – 3.3%

Series 2012-123, Class A, 1.04%, 7/16/46	1,922	1,714

Series 2013-17,Class AF, 1.21%, 11/16/43	1,633	1,558
		3,272
Total U.S. Government Agencies
(Cost $39,667)		38,385

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 50.0%

U.S. Treasury Notes – 50.0%
2.50%, 6/30/20	$2,895	$2,880
2.38%, 3/15/21	39,830	39,377
2.75%, 8/15/21	5,375	5,355
2.75%, 7/31/23	1,770	1,755
		49,367
Total U.S. Government Obligations
(Cost $49,593)		49,367

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 8.7%

FlexShares® Disciplined Duration MBS Index Fund (4)	116,800	$2,673

Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.87% (4)(5)	5,909,615	5,910
Total Investment Companies
(Cost $8,607)		8,583

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.6%

U.S. Treasury Bill, 2.00%, 11/8/18 (6)(7)	$1,600	$1,597
Total Short-Term Investments
(Cost $1,597)		1,597

Total Investments – 99.2%
(Cost $99,464)		97,932

Other Assets less Liabilities – 0.8%		777
NET ASSETS – 100.0%		$98,709

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(3)	When-Issued Security. Coupon rate was not in effect at September 30, 2018.
(4)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(5)	7-day current yield as of September 30, 2018 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
10-Year U.S. Treasury Note	(34)	4,039	Short	12/18	$42
5-Year U.S. Treasury Note	149	16,759	Long	12/18	(130)
U.S. Treasury Long Bond	(37)	5,199	Short	12/18	106
Ultra 10-Year U.S. Treasury Note	(51)	6,426	Short	12/18	79

Total					$97

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	% OF INVESTMENTS
U.S. Treasury	55.4%
U.S. Agency	35.9
Not Rated	2.7
Cash Equivalents	6.0

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies (1)	$–	$38,385	$–	$38,385
U.S. Government Obligations (1)	–	49,367	–	49,367
Investment Companies	8,583	–	–	8,583
Short-Term Investments	–	1,597	–	1,597
Total Investments	$8,583	$89,349	$–	$97,932

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$227	$–	$–	$227
Liabilities
Futures Contracts	(130)	–	–	(130)
Total Other Financial Instruments	$97	$–	$–	$97

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y – 1 Year

CMT – Constant Maturity

Fannie Mae – Federal National Mortgage Association

Freddie Mac – Federal Home Loan Mortgage Corporation

ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate

MBS – Mortgage Backed Securities

TBA – To be Announced

USD – United States Dollar

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 0.3%

Diversified Banks – 0.3%

Societe Generale S.A., 2.71%, 5/30/19 (1)	$10,000	$9,821
Total Commercial Paper
(Cost $9,821)		9,821

CORPORATE BONDS – 11.9%

Aerospace & Defense – 0.2%

United Technologies Corp., 3.35%, 8/16/21	7,200	7,190

Automobiles Manufacturing – 2.4%

American Honda Finance Corp., 3.00%, 6/16/20	16,800	16,771

General Motors Financial Co., Inc., (Floating, ICE LIBOR USD 3M + 2.06%), 4.40%, 1/15/19 (2)	22,000	22,109
4.20%, 3/1/21	10,000	10,125

Harley-Davidson Financial Services, Inc., 3.55%, 5/21/21	19,800	19,707

Hyundai Capital America, 2.40%, 10/30/18	12,500	12,499

Nissan Motor Acceptance Corp., 3.65%, 9/21/21	6,200	6,216
		87,427

Banks – 3.8%

Capital One N.A., 2.35%, 1/31/20	15,000	14,833

Citibank N.A., 3.40%, 7/23/21	25,000	24,996

Fifth Third Bancorp, 2.88%, 7/27/20	10,000	9,936

Fifth Third Bank, 3.35%, 7/26/21	7,400	7,379

JPMorgan Chase Bank N.A., (Variable, ICE LIBOR USD 3M + 0.35%), 3.09%, 4/26/21 (3)	10,000	9,971

KeyBank N.A., 1.60%, 8/22/19	4,000	3,957
3.35%, 6/15/21	6,100	6,092

M&T Bank Corp., (Floating, ICE LIBOR USD 3M + 0.68%), 3.01%, 7/26/23 (2)	16,708	16,821

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 11.9% – continued

Banks – 3.8% – continued

SunTrust Bank, (Floating, ICE LIBOR USD 3M + 0.59%), 2.93%, 8/2/22 (2)	$16,200	$16,236

Wells Fargo & Co., 2.50%, 3/4/21	10,000	9,794

Wells Fargo Bank N.A., (Variable, ICE LIBOR USD 3M + 0.49%), 3.33%, 7/23/21 (3)	17,200	17,180
		137,195

Chemicals – 0.1%

International Flavors & Fragrances, Inc., 3.40%, 9/25/20	3,700	3,704

Consumer Finance – 0.3%

Capital One Financial Corp., (Floating, ICE LIBOR USD 3M + 0.72%), 3.06%, 1/30/23 (2)	10,000	9,956

Diversified Banks – 1.6%

Bank of America Corp., (Floating, ICE LIBOR USD 3M + 1.04%), 3.38%, 1/15/19 (2)	5,000	5,015
(Floating, ICE LIBOR USD 3M + 0.38%), 2.73%, 1/23/22 (2)	15,000	14,952

Citigroup, Inc., 2.05%, 6/7/19	8,000	7,961
2.70%, 3/30/21	10,000	9,831

JPMorgan Chase & Co., (Floating, ICE LIBOR USD 3M + 0.89%), 3.24%, 7/23/24 (2)	21,400	21,471
		59,230

Financial Services – 0.3%

Morgan Stanley, (Floating, ICE LIBOR USD 3M + 1.40%), 3.75%, 4/21/21 (2)	10,000	10,251

Food & Beverage – 0.7%

Anheuser-Busch InBev Worldwide, Inc., (Floating, ICE LIBOR USD 3M + 0.74%), 3.08%, 1/12/24 (2)	9,500	9,543

Nestle Holdings, Inc., 3.10%, 9/24/21	18,000	17,986
		27,529

Health Care Facilities & Services – 0.3%

CVS Health Corp., 3.13%, 3/9/20	10,000	10,001

See Notes to the Financial Statements.

FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 11.9% – continued

Managed Care – 0.5%

Halfmoon Parent, Inc., 3.40%, 9/17/21	$7,600	$7,570
(Floating, ICE LIBOR USD 3M + 0.89%), 3.22%, 7/15/23 (2)	9,300	9,300
		16,870

Mass Merchants – 0.1%

Dollar Tree, Inc., (Floating, ICE LIBOR USD 3M + 0.70%), 3.04%, 4/17/20 (2)	4,150	4,156

Oil & Gas Services & Equipment – 0.5%

Schlumberger Holdings Corp., 2.35%, 12/21/18	20,000	19,991

Pharmaceuticals – 0.5%

Bayer US Finance II LLC, 3.50%, 6/25/21	18,200	18,158

Wireless Telecommunications Services – 0.6%

AT&T, Inc., 2.80%, 2/17/21	10,000	9,853
(Floating, ICE LIBOR USD 3M + 1.18%), 3.51%, 6/12/24 (2)	12,500	12,556

		22,409
Total Corporate Bonds
(Cost $434,008)		434,067

FOREIGN ISSUER BONDS – 5.6%

Automobiles Manufacturing – 0.5%

Toyota Motor Corp., 3.18%, 7/20/21	20,000	20,024

Banks – 1.8%

ABN AMRO Bank N.V., 3.40%, 8/27/21	8,600	8,566

Cooperatieve Rabobank U.A., (Floating, ICE LIBOR USD 3M + 0.86%), 3.23%, 9/26/23 (2)	11,300	11,314

ING Groep N.V., (Floating, ICE LIBOR USD 3M + 1.15%), 3.54%, 3/29/22 (2)	10,030	10,184

(Floating, ICE LIBOR USD 3M + 1.00%), 3.40%, 10/2/23 (2)	8,900	8,898

Lloyds Bank PLC, 3.30%, 5/7/21	10,000	9,961

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.6% – continued

Banks – 1.8% – continued

Nordea Bank A.B., (Floating, ICE LIBOR USD 3M + 0.94%), 3.25%, 8/30/23 (2)	$5,800	$5,819

Santander UK PLC, 3.40%, 6/1/21	10,000	9,961
		64,703

Diversified Banks – 2.3%

Bank of Montreal, 3.10%, 7/13/20	25,000	25,020

HSBC Holdings PLC, (Floating, ICE LIBOR USD 3M + 1.00%), 3.32%, 5/18/24 (2)	10,000	9,982

Mitsubishi UFJ Financial Group, Inc., (Floating, ICE LIBOR USD 3M + 0.86%), 3.19%, 7/26/23 (2)	25,000	25,067

Royal Bank of Canada, 3.20%, 4/30/21	5,000	4,991

Sumitomo Mitsui Financial Group, Inc., (Floating, ICE LIBOR USD 3M + 1.68%), 4.01%, 3/9/21 (2)	10,000	10,293
(Floating, ICE LIBOR USD 3M + 0.86%), 3.20%, 7/19/23 (2)	10,000	10,041
		85,394

Financial Services – 1.0%

Credit Suisse Group A.G., (Floating, ICE LIBOR USD 3M + 1.24%), 3.57%, 6/12/24 (2)	10,000	10,057

UBS Group Funding Switzerland A.G., (Floating, ICE LIBOR USD 3M + 1.44%), 3.81%, 9/24/20 (2)	25,000	25,485
		35,542
Total Foreign Issuer Bonds
(Cost $204,553)		205,663

U.S. GOVERNMENT AGENCIES – 0.7% (4)

Fannie Mae – 0.7%

0.88%, 8/2/19	24,000	23,663
Total U.S. Government Agencies
(Cost $23,989)		23,663

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 0.8%

U.S. Treasury Notes – 0.8%

0.75%, 7/15/19	$30,000	$29,579
Total U.S. Government Obligations
(Cost $29,987)		29,579

MUNICIPAL BONDS – 68.2%

Alabama – 4.2%

Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Bonds, Series A, 5.00%, 9/1/19	2,000	2,055

Alabama State G.O. Unlimited Bonds, Series B, 5.00%, 11/1/18	5,045	5,058

Alabama State Public School & College Authority Revenue Refunding Bonds, Series B, 5.00%, 1/1/20	24,500	25,419

Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series B-2, (Floating, SIFMA Municipal Swap Index Yield + 0.62%), 2.18%, 12/1/23 (2)(5)	60,000	60,000

Mobile IDB PCR Bonds, Alabama Power Company Barry Plant Project, 1.85%, 3/24/20 (2)(5)(6)	10,000	9,859

Mobile Warrants G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/15/19	1,295	1,310

Southeast Alabama State Gas Supply District Revenue Bonds, Series B LIBOR, (Floating, ICE LIBOR USD 1M + 0.85%), 2.36%, 6/1/24 (2)(5)	30,000	29,852

Southeast Alabama State Gas Supply District Revenue Bonds, Series C, SIFMA Index Project No. 1, (Floating, SIFMA Municipal Swap Index Yield + 0.65%), 2.21%, 4/1/24 (2)(5)	19,000	18,990
		152,543

Alaska – 0.7%

Alaska State Industrial Development & Export Authority LANS, YKHC Project, 3.50%, 12/1/20	25,000	25,230

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Arizona – 0.9%

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area, 5.00%, 7/1/20	$3,000	$3,152

Chandler G.O. Limited Refunding Bonds, 3.00%, 7/1/20	520	529

Maricopa County Community College District G.O. Unlimited Refunding Bonds, 5.00%, 7/1/19	3,245	3,319

Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group, 4.00%, 1/1/19	2,700	2,714

Phoenix Civic Improvement Corp. Subordinated Excise TRB, Series A, 5.00%, 7/1/19	5,000	5,114

Phoenix G.O. Limited Refunding Bonds, Series C, 4.00%, 7/1/19	10,650	10,813

Phoenix IDA Revenue Bonds, La Palmilla Apartments Project, 1.10%, 11/1/18	5,275	5,271

Yavapai County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project, 2.80%, 6/1/21 (2)(5)(6)	1,500	1,505
		32,417

California – 7.8%

Bay Area Toll Bridge Authority Index Rate Revenue Refunding Bonds, (Floating, ICE LIBOR USD 3M + 0.55%), 2.23%, 4/1/21 (2)(5)	28,500	28,663

Bay Area Toll Bridge Authority Revenue Refunding Bonds, 1.38%, 4/1/20 (2)(5)(6)	31,000	30,833

California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AU, (Floating, SIFMA Municipal Swap Index Yield + 0.22%), 1.78%, 12/1/20 (2)(5)	30,000	30,010

See Notes to the Financial Statements.

FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

California – 7.8% – continued

California State G.O. Unlimited Bonds, Series B, (Floating, SIFMA Municipal Swap Index Yield + 0.38%), 1.94%, 12/1/22 (2)(5)	$20,000	$20,049

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, California Academy of Sciences, (Floating, ICE LIBOR USD 1M + 0.38%), 1.94%, 8/1/21 (2)(5)	4,000	4,001

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, J. Paul Getty Trust, (Floating, ICE LIBOR USD 1M + 0.20%), 1.78%, 4/1/21 (2)(5)	57,000	56,973

California Statewide Communities Development Authority MFH Revenue Bonds, Series F, La Puente Park Apartments, 1.20%, 4/1/19 (2)(5)(6)	5,000	5,000

Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT), 5.00%, 5/15/19	2,000	2,038

Los Angeles Multifamily Housing Revenue Bonds, Series R, Gilbert Lindsay Apartments, 1.30%, 7/1/19	3,500	3,482

Los Angeles TRANS, 4.00%, 6/27/19	23,000	23,372

Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/19	3,600	3,697

Orange County Sanitation District Revenue Refunding Bonds COPS, Series B, Certificates Anticipation Notes, 2.00%, 12/15/18	37,000	37,020

Riverside County Teeter Revenue Notes, Series 2017-A, 3.00%, 10/25/18	13,000	13,014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

California – 7.8% – continued

Riverside Water Variable Revenue Refunding Bonds, Series A, (Floating, SIFMA Municipal Swap Index Yield + 0.63%), 2.19%, 1/15/20 (2)(5)	$5,800	$5,800

Southern California State Public Power Authority Revenue Refunding Bonds, Series A, Canyon Power Project, 2.25%, 5/1/21 (2)(5)(6)	20,000	20,016
		283,968

Colorado – 0.5%

Colorado Springs Utilities System Revenue Refunding Bonds, Series A-3, 5.00%, 11/15/19	4,755	4,915

Colorado State School of Mines Institutional Enterprise Variable Revenue Refunding Bonds, Series A, (Floating, ICE LIBOR USD 1M + 0.50%), 2.01%, 2/1/23 (2)	5,635	5,623

E-470 Public Highway Authority Senior Variable Revenue Refunding Bonds, Libor Index, (Floating, ICE LIBOR USD 1M + 1.05%), 2.54%, 9/1/21 (2)(5)	6,000	6,051
		16,589

Connecticut – 2.4%

Connecticut State G.O. Unlimited Bonds, Series B, SIFMA Index, (Floating, SIFMA Municipal Swap Index Yield + 0.49%), 2.05%, 3/1/19 (2)	1,500	1,501

Connecticut State G.O. Unlimited Bonds, Series E, 4.00%, 10/15/19	8,000	8,143

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University, 1.30%, 2/3/20 (2)(5)(6)	26,000	25,741

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-3, Yale University, 1.80%, 2/9/21 (2)(5)(6)	12,500	12,394

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Connecticut – 2.4% – continued

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University, 1.80%, 2/9/21 (2)(5)(6)	$10,000	$9,916

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A, 2.05%, 7/12/21 (2)(5)(6)	10,000	9,962

Connecticut State HFA Housing Mortgage Finance Program Revenue Bonds, Series A, 2.15%, 11/15/19	2,090	2,093

Connecticut State HFA Single Family Special Obligation Revenue Bonds, Series 2, 3.25%, 6/1/20	1,050	1,069

Greenwich G.O. Unlimited Bonds, 5.00%, 1/15/19	11,600	11,707
5.00%, 1/15/20	5,500	5,718
		88,244

Florida – 3.0%

Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/1/18	2,500	2,500

Broward County Water & Sewer Utility Revenue Bonds, Series A, Prerefunded, 5.00%, 10/1/18 (7)	2,745	2,745

Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, 5.00%, 6/1/19	9,355	9,535

Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, Coastal Account, 5.00%, 6/1/19	25,335	25,821
5.00%, 6/1/20	17,000	17,773

Escambia County Solid Waste Disposal Revenue Bonds, Gulf Power Company Project, 1.80%, 11/19/20 (2)(5)(6)	13,000	12,759

Florida State Board of Public Education Capital Outlay 2011 G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/20	525	550

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Florida – 3.0% – continued

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (State Gtd.), 5.00%, 6/1/20	$5,130	$5,377

Florida State Board of Public Education Lottery Revenue Refunding Bonds, Series A, 5.00%, 7/1/20	15,010	15,763

Florida State Housing Finance Corp. MFH Revenue Notes, Series C, Timber Sound Apartments, 1.30%, 4/1/19	5,775	5,750

JEA Electric System Subordinated Revenue Refunding Bonds, Series A, 5.00%, 10/1/18	3,000	3,000

Monroe County School District Sales TRB (AGM Insured), 4.00%, 10/1/19	2,100	2,141

Reedy Creek Improvement District Utilities Revenue Refunding Bonds, Series 2, 5.00%, 10/1/19	2,000	2,058

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, 5.00%, 10/1/18	4,000	4,000
		109,772

Georgia – 4.6%

Atkinson Coffee Counties Joint Development Authority Revenue LANS, SGSC Real Estate Foundation V, 1.65%, 12/1/19	24,425	24,206

Atlanta Airport General Revenue Refunding Bonds, Series A, 5.00%, 1/1/19	6,170	6,217

Atlanta Water & Wastewater Revenue Bonds, Series A (NATL Insured), 5.50%, 11/1/18	15,305	15,350

Clark County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 9/1/19	2,500	2,570

See Notes to the Financial Statements.

FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Georgia – 4.6% – continued

Dougherty County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 4.00%, 12/1/19	$2,000	$2,046

Douglas County Sales Tax G.O. Unlimited Bonds, 5.00%, 4/1/20	2,000	2,089

Georgia State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/1/20	2,500	2,631

Georgia State G.O. Unlimited Refunding Bonds, Series I, 5.00%, 7/1/20	12,300	12,943

Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Series B, (Floating, ICE LIBOR USD 1M + 0.75%), 2.26%, 9/1/23 (2)(5)	80,000	79,537

Richmond County Board of Education Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 10/1/18	4,500	4,500

Savannah Housing Authority Revenue Bonds, Preserve Chatham Parkway Apartments, 2.00%, 8/1/20 (2)(5)(6)	3,000	2,986

Waleska Downtown Development Authority Revenue Refunding Notes, Reinhardt University Project, 2.00%, 8/1/19	11,000	10,960
		166,035

Hawaii – 0.3%

Hawaii State G.O. Unlimited Bonds, Series FB, 5.00%, 4/1/19	3,000	3,047

Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project, (Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.86%, 9/1/20 (2)(5)	8,110	8,107
		11,154

Idaho – 1.0%

Idaho State G.O. Unlimited TANS, 4.00%, 6/28/19	20,700	21,024

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Idaho – 1.0% – continued

Idaho State Health Facilities Authority Revenue Refunding Bonds, Series C, St. Luke’s Health System (U.S. Bank N.A. LOC), 1.57%, 10/1/18 (2)(5)(8)	$13,500	$13,500
		34,524

Illinois – 0.4%

Chicago O’Hare International Airport General Revenue Refunding Bonds, Series A (AMT), Senior Lien, 5.00%, 1/1/21	5,000	5,277

Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien, 5.00%, 1/1/19	7,700	7,759
		13,036

Indiana – 1.8%

Indiana State Finance Authority Highway Revenue Bonds, Series A, 4.00%, 6/1/19	1,390	1,409
4.00%, 6/1/20	1,600	1,653

Indiana State Finance Authority Hospital Revenue Bonds, Series A, University Health Obligated Group, Parkview Health System, Prerefunded, 5.75%, 5/1/19 (7)	22,550	23,039

Indiana State Finance Authority State Revolving Fund Revenue Refunding Bonds, Series A, 5.00%, 2/1/19	1,500	1,515

Indiana State Transportation Finance Authority Revenue Refunding Bonds, Series B (NATL Insured), 5.50%, 12/1/18	5,000	5,030

Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series D (AMT), Indianapolis Airport Authority, 5.00%, 1/1/19	3,820	3,847

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Indiana – 1.8% – continued

Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America, (Floating, OID, SIFMA Municipal Swap Index Yield + 0.75%), 2.31%, 12/2/19 (2)(5)	$30,250	$30,310
		66,803

Iowa – 0.3%

Iowa City Community School District G.O. Unlimited Bonds, Series C, 5.00%, 6/1/19	8,000	8,162

Iowa State Finance Authority SFM Variable Revenue Bonds, Series B (GNMA/FNMA/FHLMC Insured), (Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.86%, 5/3/21 (2)(5)	4,000	4,007
		12,169

Kansas – 1.4%

Johnson County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/19	875	899

Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A, 5.00%, 10/1/19	16,920	17,427

Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-5, Libor Index, (Floating, ICE LIBOR USD 1M + 0.40%), 1.91%, 9/1/19 (2)	6,565	6,575

Kansas State Department of Transportation Highway Variable Revenue Bonds, Series C-3, (Floating, ICE LIBOR USD 1M + 0.40%), 1.98%, 9/1/23 (2)	20,000	20,010

Wichita G.O. Unlimited Temporary Notes, Series 286, 1.10%, 10/13/18	7,435	7,434
		52,345

Kentucky – 0.5%

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 7/1/20	3,500	3,601

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Kentucky – 0.5% – continued
4.00%, 7/1/21	$3,725	$3,879

Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-1, 3.00%, 11/1/18	5,000	5,004
2.25%, 3/1/20	5,000	4,999
		17,483

Louisiana – 1.3%

East Baton Rouge Parish Industrial Development Board, Inc. Variable Revenue Bonds, Series A, ExxonMobil Project, 1.51%, 10/1/18 (5)(8)	11,000	11,000

Saint James Parish Variable Revenue Bonds, Series B-1, Nucor Steel LLC Project, 1.70%, 10/8/18 (2)(5)(8)	36,500	36,500
		47,500

Maryland – 2.9%

Anne Arundel County G.O. Limited Refunding Bonds, 5.00%, 10/1/18	6,500	6,500

Baltimore County G.O. Unlimited Bonds, 5.00%, 2/1/19	3,000	3,031

Maryland State Department of Transportation Consolidated Transportation Revenue Refunding Bonds, 4.00%, 9/1/19	14,650	14,923

Maryland State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/20	19,445	20,484

Maryland State Health & Higher Educational Facilities Authority Adjustable Rate Pooled Loan Program Revenue Bonds, Series B (TD Bank N.A. LOC), 1.53%, 10/8/18 (2)(5)(8)	24,840	24,840

Maryland State Stadium Authority Revenue Bonds, Baltimore City Public Schools, 5.00%, 5/1/19	1,250	1,272

Montgomery County G.O. Unlimited Bonds, Series A, 5.00%, 11/1/19	10,000	10,328

See Notes to the Financial Statements.

FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Maryland – 2.9% – continued
5.00%, 11/1/20	$10,000	$10,612

Montgomery County G.O. Unlimited Bonds, Series B, 5.00%, 12/1/18	14,000	14,073
		106,063

Massachusetts – 1.8%

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series E, 5.00%, 11/1/18	19,000	19,048
5.00%, 11/1/19	15,000	15,492
5.00%, 11/1/20	17,400	18,455

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University, 5.00%, 7/15/19	2,775	2,843

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Springfield College, Prerefunded, 5.63%, 10/15/19 (7)	2,000	2,074

Massachusetts State Housing Finance Agency Variable Revenue Refunding Bonds, Series 196 (GNMA/FNMA/FHLMC Insured), (Floating, ICE LIBOR USD 1M + 0.35%), 1.93%, 6/1/21 (2)(5)	2,275	2,275

University of Massachusetts Building Authority Revenue Refunding Bonds, 5.00%, 11/1/19	6,000	6,197
		66,384

Michigan – 0.6%

Michigan State Finance Authority Unemployment Obligation Assessment Revenue Bonds, Series A, 5.00%, 1/1/19	1,240	1,250

Michigan State Hospital Finance Authority Revenue Refunding Bonds, Series C, Trinity Health Credit, 5.00%, 12/1/19	1,500	1,550

University of Michigan General Revenue Bonds, Series A, Prerefunded, 5.00%, 4/1/19 (7)	1,570	1,594

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Michigan – 0.6% – continued

University of Michigan General Revenue Refunding Bonds, SIFMA Index, (Floating, SIFMA Municipal Swap Index Yield + 0.27%), 1.83%, 4/1/22 (2)(5)	$18,875	$18,893
		23,287

Minnesota – 0.5%

Minnesota State Rural Water Finance Authority Revenue Notes, Public Project Construction, 1.05%, 3/1/19	6,500	6,460

Orono Independent School District No. 278 Building G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 4.00%, 2/1/19	3,070	3,092

Todd Morrison Cass & Wadena Counties United Hospital District Healthcare Revenue BANS, Series A, Lakewood Health System, 1.30%, 12/1/18	7,590	7,581
		17,133

Mississippi – 0.5%

Mississippi State Development Bank Marshall County IDA Special Obligation Revenue Bonds, 5.00%, 1/1/20	1,855	1,919

Mississippi State Variable G.O. Unlimited Refunding Bonds, Series B, (Floating, ICE LIBOR USD 1M + 0.33%), 1.84%, 9/1/20 (2)(5)	3,665	3,669

South Central Regional Medical Center Hospital Revenue Refunding Bonds, Facilities Improvement & Refinancing Project, 1.70%, 3/1/20	11,050	10,905
		16,493

Missouri – 0.4%

Missouri State Board of Public Buildings Special Obligation Revenue Bonds, Series A, 4.00%, 4/1/19	5,000	5,053

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Missouri – 0.4% – continued

Missouri State Public Utilities Commission Revenue Notes, Interim Construction, 2.13%, 11/1/19	$10,000	$9,989
		15,042

Nebraska – 0.1%

Lincoln Electric System Revenue Refunding Bonds, 5.00%, 9/1/19	3,000	3,082

Nevada – 0.4%

Clark County Airport Revenue Refunding Bonds, Subseries A, 5.00%, 7/1/21	2,000	2,150

Clark County PCR Refunding Bonds, Nevada Power Co., 1.60%, 5/21/20 (2)(5)(6)	5,600	5,529

Clark County School District G.O. Limited Refunding Bonds, Series D, 5.00%, 6/15/19	8,000	8,167
		15,846

New Jersey – 0.2%

Monmouth County G.O. Unlimited Bonds, 5.00%, 7/15/19	1,000	1,025

New Jersey State Housing & Mortgage Finance Agency Multifamily Revenue Refunding Bonds, Series B, 1.25%, 5/1/19	5,500	5,461
		6,486

New Mexico – 0.5%

New Mexico State Capital Projects G.O. Unlimited Bonds, 5.00%, 3/1/19	1,250	1,266

New Mexico State Municipal Energy Acquisition Authority Gas Supply Variable Revenue Bonds, Subseries B, (Floating, ICE LIBOR USD 1M + 0.75%), 2.26%, 8/1/19 (2)(5)	16,595	16,608
		17,874

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

New York – 8.7%

Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3C, (Floating, SIFMA Municipal Swap Index Yield + 0.45%), 2.01%, 11/1/19 (2)(5)	$5,550	$5,556

Metropolitan Transportation Authority Revenue BANS, Series A-3, 4.00%, 8/15/19	42,000	42,703

Metropolitan Transportation Authority Revenue BANS, Series A-5, 4.00%, 8/15/19	10,000	10,168

Metropolitan Transportation Authority Revenue BANS, Series C-2C, 4.00%, 5/15/19	10,000	10,120

Metropolitan Transportation Authority Revenue Bonds, Series A, 5.00%, 11/15/18	1,630	1,636

Metropolitan Transportation Authority Revenue Bonds, Subseries D-2, SIFMA Index, (Floating, SIFMA Municipal Swap Index Yield + 0.45%), 2.01%, 11/15/22 (2)(5)	20,275	20,236

Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Series C-2B, 5.00%, 2/15/20 (2)(5)(6)	30,310	31,485

Metropolitan Transportation Authority Variable Revenue Bonds, Series A-1, 5.00%, 11/15/20 (2)(5)(6)	19,000	20,039

Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries D2 (AGM Insured), (Floating, ICE LIBOR USD 1M + 0.57%), 2.13%, 4/6/20 (2)(5)	5,500	5,518

New York Adjustable G.O. Unlimited Bonds, Subseries F-5, 1.56%, 10/1/18 (2)(5)(8)	7,000	7,000

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-1, 1.56%, 10/1/18 (2)(5)(8)	12,900	12,900

See Notes to the Financial Statements.

FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

New York – 8.7% – continued

New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Refunding Bonds, 5.00%, 6/15/21	$6,000	$6,473

New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, 1.52%, 10/1/18 (5)(8)	13,000	13,000

New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series A-1, 5.00%, 8/1/19	8,000	8,203
5.00%, 8/1/20	24,665	25,997

New York G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/19	5,000	5,127
5.00%, 8/1/20	11,670	12,300

New York G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/19	5,000	5,127

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University, 5.00%, 10/1/18	1,000	1,000

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, 5.00%, 2/15/20	15,000	15,613

New York State Dormitory Authority State Supported Debt Revenue Refunding Bonds, Series A, Department of Health, 5.00%, 7/1/19	3,840	3,929

New York State Housing Finance Agency Revenue Bonds, Series C (SonyMA/GNMA/FNMA/FHLMC Insured), 1.25%, 5/1/20	1,900	1,875

New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/20	45,175	47,132

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

New York – 8.7% – continued

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 197 (AMT), 5.00%, 11/15/19	$4,405	$4,545
		317,682

North Carolina – 0.5%

Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS, 3.00%, 9/1/20	3,000	3,033

North Carolina State G.O. Unlimited Refunding Bonds, Series C, 4.00%, 5/1/20	8,000	8,254

North Carolina State Grant Anticipation Vehicle Revenue Refunding Bonds, 5.00%, 3/1/20	6,000	6,237

Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT), 5.00%, 5/1/20	1,840	1,920
		19,444

Ohio – 2.8%

Allen County Hospital Facilities Adjustable Revenue Bonds, Series B, Mercy Health, (Floating, SIFMA Municipal Swap Index Yield + 0.75%), 2.31%, 5/1/20 (2)(5)	50,000	50,012

Columbus G.O. Unlimited Bonds, Series A, 4.00%, 4/1/20	13,835	14,250

Ohio State Adult Correctional Capital Facilities Revenue Refunding Bonds, Lease Appropriation, 4.00%, 10/1/19	3,170	3,232
4.00%, 10/1/20	2,750	2,853

Ohio State Common Schools G.O. Unlimited Bonds, Series A, 5.00%, 3/15/19	6,935	7,039

Ohio State G.O. Unlimited Bonds, Series T, 5.00%, 11/1/19	10,750	11,102

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Ohio – 2.8% – continued

Ohio State Major New State Infrastructure Project Revenue Bonds, Series 2016-1, 5.00%, 12/15/18	$2,500	$2,516

Ohio State Major New State Infrastructure Project Revenue Refunding Bonds, Series B, 5.00%, 12/15/19	6,000	6,211

Ohio State Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series B, (Floating, SIFMA Municipal Swap Index Yield + 0.22%), 1.78%, 12/1/20 (2)	5,250	5,245
		102,460

Oklahoma – 0.3%

Canadian County Independent School District No. 27, Combined Purpose G.O. Unlimited Bonds, Yukon Public Schools, 2.00%, 10/1/19	2,295	2,292
2.00%, 10/1/20	3,040	3,028

Oklahoma Housing Finance Agency Collateralized Variable Revenue Bonds, Windsong Apartments, 2.05%, 4/1/20 (2)(5)(6)	2,000	1,995

Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Clean Water Program, 5.00%, 4/1/20	3,500	3,653
		10,968

Oregon – 1.4%

Multnomah County School District No. 1 Portland G.O. Unlimited Bonds, Series B (School Board Guaranty Program), 5.00%, 6/15/20	45,000	47,224

Oregon State G.O. Unlimited Refunding Bonds, Series L, 5.00%, 8/1/19	2,160	2,215
		49,439

Pennsylvania – 2.1%

Indiana County IDA Student Housing Revenue BANS, Residential Revival Project at Indiana University, 1.45%, 9/1/20	12,750	12,492

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Pennsylvania – 2.1% – continued

North Penn Water Authority Variable Revenue Refunding Bonds, (Floating, ICE LIBOR USD 1M + 0.41%), 1.92%, 11/1/19 (2)	$1,000	$999
(Floating, ICE LIBOR USD 1M + 0.50%), 2.01%, 11/1/19 (2)(5)	4,280	4,280

Pennsylvania State Housing Finance Agency SFM Floating Revenue Bonds, Series 127-C, (Floating, ICE LIBOR USD 1M + 0.57%), 2.13%, 10/1/23 (2)(5)	7,000	6,997

Pennsylvania State Housing Finance Agency SFM Variable Revenue Bonds, Series 126-B, (Floating, ICE LIBOR USD 1M + 0.60%), 2.15%, 6/1/23 (2)(5)	26,250	26,277

Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-1, (Floating, SIFMA Municipal Swap Index Yield + 0.60%), 2.16%, 12/1/23 (2)	15,000	15,000

Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-2, (Floating, SIFMA Municipal Swap Index Yield + 0.70%), 2.26%, 12/1/19 (2)	2,500	2,508

Philadelphia Water & Wastewater Revenue Bonds, Series A, 5.00%, 10/1/18	8,050	8,050
		76,603

South Carolina – 0.3%

Beaufort County School District G.O. Unlimited Bonds, Series B (SCSDE Insured), 5.00%, 3/1/19	5,000	5,064

Richland County School District No. 1 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured), 5.00%, 3/1/19	2,000	2,026

South Carolina State G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), 5.00%, 8/1/19	3,065	3,143

See Notes to the Financial Statements.

FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

South Carolina – 0.3% – continued

York Country Fort Mill School District No. 4 G.O. Unlimited Refunding Bonds, Series D (SCSDE Insured), 5.00%, 3/1/20	$1,500	$1,562
		11,795

Tennessee – 1.6%

Memphis Electric System Revenue Bonds, 3.00%, 12/1/18	2,855	2,861
4.00%, 12/1/19	1,470	1,505

Memphis Gas System Revenue Bonds, 3.00%, 12/1/18	1,200	1,203

Metropolitan Government of Nashville & Davidson County Electric System Revenue Refunding Bonds, Series B, 5.00%, 5/15/19	2,000	2,038

Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds, 5.00%, 7/1/19	10,000	10,229

Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding Bonds, 5.00%, 7/1/19	6,000	6,137

Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Collateralized MFH Revenue Bonds, Trevecca Towers I/East Project, 2.00%, 1/1/21 (2)(5)(6)	10,000	9,954

Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Haynes Garden Apartments Project (GNMA Insured), 1.75%, 12/1/19 (2)(5)(6)	4,500	4,483

Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Oakwood Flats Apartments Project, 2.10%, 10/1/20 (2)(5)(6)	7,000	6,992

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Tennessee – 1.6% – continued

Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Variable Revenue Bonds, E. Webster Street Apartments, 2.05%, 4/1/20 (2)(5)(6)	$3,000	$3,000

Monroe County G.O. Unlimited BANS, 1.20%, 6/15/19	5,000	4,980

Murfreesboro Housing Authority Collateralized MFH Revenue Bonds, Westbrook Towers Project, 2.13%, 9/1/20 (2)(5)(6)	5,000	4,988
		58,370

Texas – 6.4%

Alamo Community College District G.O. Limited Refunding Bonds, 5.00%, 8/15/19	18,000	18,467
3.00%, 8/15/20	4,000	4,069

Alamo Heights Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF-Gtd.), 3.00%, 2/1/21 (2)(5)(6)	2,700	2,745

Clear Creek Independent School District Variable G.O. Unlimited Bonds, Series B (PSF-Gtd.), 2.15%, 8/16/21 (2)(5)(6)	9,000	8,933

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.), 1.40%, 8/17/20 (2)(5)(6)	7,130	7,023

Grapevine-Colleyville Independent School District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 8/15/19	2,830	2,905

Houston Combined Utility System Revenue Refunding Bonds, Series C, First Lien, 5.00%, 11/15/18	1,000	1,004

Houston G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/19	9,000	9,116

Houston G.O. Limited TRANS, 4.00%, 6/28/19	6,900	7,005
5.00%, 6/28/19	15,000	15,334

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Texas – 6.4% – continued

Houston Independent School District Variable G.O. Limited Refunding Bonds (PSF-Gtd.), 2.40%, 6/1/21 (2)(5)(6)	$4,000	$4,004

Houston Public Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/19	2,835	2,871

Houston Utility System Revenue Refunding Bonds, Series B, First Lien, 5.00%, 11/15/18	1,000	1,004

Houston Utility System Variable Revenue Refunding Bonds, Series C, First Lien, (Floating, ICE LIBOR USD 1M + 0.36%), 1.92%, 8/1/21 (2)(5)	5,000	4,991

Judson Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 2/1/19	1,980	1,994

Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series C (PSF-Gtd.), (Floating, ICE LIBOR USD 1M + 0.55%), 2.00%, 8/15/19 (2)(5)	7,750	7,757

Lewisville Refunding & Improvement G.O. Limited Bonds, 5.00%, 2/15/19	1,000	1,011

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services, 5.00%, 5/15/21	2,000	2,143

Matagorda County Navigation District No. 1 Variable Revenue Refunding Bonds (AMT), Central Power & Light, 1.75%, 9/1/20 (2)(5)(6)	8,335	8,185

Mission Economic Development Corp. Solid Waste Disposal Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project, 2.50%, 8/1/20	3,000	2,991

Montgomery County G.O. Limited Tax Refunding Bonds, Series A, 5.00%, 3/1/19	3,000	3,038

North Texas Tollway Authority Revenue Refunding Bonds, Series A, 5.00%, 1/1/19	1,500	1,512

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Texas – 6.4% – continued

North Texas Tollway Authority Variable Revenue Refunding Bonds, Series A, First Tier, (Floating, SIFMA Municipal Swap Index Yield + 0.80%), 2.36%, 1/1/19 (2)(5)	$7,250	$7,251

Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), 1.45%, 6/1/20 (2)(5)(6)	5,350	5,286

San Antonio Electric & Gas Revenue Refunding Bonds, 5.00%, 2/1/19	4,000	4,042

San Antonio G.O. Limited Bonds, Certificates of Obligation, 5.00%, 2/1/19	2,900	2,929

San Antonio G.O. Limited Refunding Bonds, 5.00%, 2/1/19	8,975	9,065

San Antonio Housing Trust Finance Corp. MFH Revenue Bonds, Brookwood Senior Apartments, 2.10%, 5/1/20 (2)(5)(6)	1,700	1,698

Texas State A&M University Financing System Revenue Bonds, Series A, 4.00%, 5/15/19	1,000	1,013

Texas State A&M University Financing System Revenue Bonds, Series B, 5.00%, 5/15/19	5,200	5,300

Texas State Department of Housing & Community Affairs MFH Revenue Bonds, Emli at Liberty Crossing, 1.80%, 12/1/19 (2)(5)(6)	4,000	3,969

Texas State TRANS, 4.00%, 8/29/19	25,000	25,460

Texas State Transportation Commission State Highway Fund Revenue Bonds, Series A, 5.00%, 10/1/19	14,000	14,423

Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier, 5.00%, 4/1/20	7,025	7,338

Texas State University System Financing revenue Refunding Bonds, Series A, 5.00%, 3/15/19	3,400	3,448

See Notes to the Financial Statements.

FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Texas – 6.4% – continued

Texas State Water Development Board State Water Implementation Fund Revenue Bonds, Series 2017A, 5.00%, 4/15/19	$6,000	$6,102
5.00%, 4/15/20	4,000	4,182

Texas State Water Finance Assistance G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/19	8,000	8,202

University of North Texas Revenue Refunding Bonds, Series A, 5.00%, 4/15/19	1,000	1,017

University of Texas Revenue Bonds, Series E, 5.00%, 8/15/19	2,000	2,052
		230,879

Utah – 0.1%

Salt Lake County G.O. Unlimited Bonds, 5.00%, 12/15/18	2,000	2,013

University of Utah Revenue Refunding Bonds, Series A (State Appropriation Insured), 4.00%, 8/1/20	2,530	2,619
		4,632

Virginia – 1.4%

Fairfax County Industrial Development Authority Health Care Revenue Refunding Bonds, Series B, Inova Health System, 5.00%, 5/15/21 (2)(5)(6)	5,000	5,357

Fairfax Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 4/1/19	2,500	2,539

Henrico County Public Improvement G.O. Unlimited Refunding Bonds, 5.00%, 7/15/19	3,000	3,073

Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment Projects, 5.00%, 2/1/19	17,000	17,176

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Virginia – 1.4% – continued

Virginia State College Building Authority Educational Facilities Revenue Bonds, Series 2017-C, 21st Century College Programs, 5.00%, 2/1/20	$11,000	$11,435

Virginia State College Building Authority Educational Facilities Revenue Bonds, Series B, Public Higher Education Financing Program (State Intercept Program), 5.00%, 9/1/19	3,000	3,083

Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College Equipment, 5.00%, 2/1/20	5,000	5,198

Virginia State Public School Authority School Financing Revenue Bonds (State Aid Withholding), 5.00%, 1/15/20	2,565	2,662
		50,523

Washington – 2.5%

Central Puget Sound Regional Transportation Authority Variable Sales & Use TRB, Series S-2A-R, Green Bonds, (Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.86%, 11/1/21 (2)(5)	10,000	9,997

Central Puget Sound Regional Transportation Authority Variable Sales & Use TRB, Series S-2B-R, Green Bonds, (Floating, SIFMA Municipal Swap Index Yield + 0.45%), 2.01%, 11/1/23 (2)(5)	12,500	12,504

King County G.O. Limited Refunding Bonds, Series E, 5.00%, 12/1/18	4,000	4,021

Seattle Municipal Light & Power Revenue Refunding Bonds (BHAC-CR Insured), Prerefunded, 5.75%, 4/1/19 (7)	19,600	19,975

Seattle Municipal Light and Power Improvement Revenue Refunding & Improvement Bonds, Series C, 5.00%, 9/1/19	2,100	2,158

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Washington – 2.5% – continued

Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A, 5.00%, 7/1/20	$5,210	$5,476

Washington State G.O. Unlimited Refunding Bonds, Series R-2015D, 5.00%, 7/1/20	5,000	5,255

Washington State G.O. Unlimited Refunding Bonds, Series R-2018C, 5.00%, 8/1/20	11,455	12,065

Washington State Housing Finance Commission Revenue Bonds, Royal Hills Apartments Project, 1.40%, 11/1/19	4,000	3,964

Washington State Housing Finance Commission Revenue Bonds, Series A, Trailside Village Apartments, 1.35%, 4/1/19	7,970	7,942

Washington State Various Purpose G.O. Unlimited Bonds, Series B, 5.00%, 2/1/20	7,625	7,925
		91,282

Wisconsin – 1.1%

Public Finance Authority Revenue LANS, Lake Oconee Academy Foundation, Inc. Project, 2.30%, 10/1/19	4,000	3,974

Wisconsin State Environmental Improvement Fund Revenue Bonds, Series A, 5.00%, 6/1/19	8,000	8,165

Wisconsin State G.O. Unlimited Bonds, Series B, 5/1/21 (9)	6,000	6,445

Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora, (Floating, SIFMA Municipal Swap Index Yield + 0.35%), 1.91%, 7/28/21 (2)(5)	9,000	9,000
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 2.21%, 7/31/24 (2)(5)	5,000	5,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.2% – continued

Wisconsin – 1.1% – continued

Wisconsin State Petroleum Inspection Fee Revenue Bonds, Series 1, 4.00%, 7/1/19	$7,000	$7,108
		39,692
Total Municipal Bonds
(Cost $2,494,015)		2,481,271

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.6%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (10)(11)	23,374,257	$23,374
Total Investment Companies
(Cost $23,374)		23,374

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 11.7%

Alabama State HFA MFH Revenue Bonds, Series D, Summit Ridge Apartments Project (FHA Insured), 1.35%, 7/1/19 (2)(5)(6)	$3,135	$3,111

Clear Creek Independent School District Variable G.O. Unlimited Bonds, Series B (PSF-Gtd.), 3.00%, 8/14/19 (2)(5)(6)	3,000	3,023

Connecticut State Health & Educational Facilities Authority Adjustable Revenue Bonds, Series U2, Yale University, 1.00%, 2/6/19 (2)(5)(6)	17,435	17,374

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University, 1.00%, 7/1/19 (2)(5)(6)	16,800	16,671

Corpus Christi Independent School District School Building Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.), 2.00%, 8/15/19 (2)(5)(6)	5,000	4,995

Dallas Independent School District Building Multi-Modal G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.), 5.00%, 2/15/19 (2)(5)(6)	3,625	3,664

See Notes to the Financial Statements.

FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 11.7% – continued

Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF-Gtd.), 1.35%, 8/1/19 (2)(5)(6)	$3,000	$2,981

Franklin County Hospital Facilities Revenue Refunding Bonds, Series B, OhioHealth Corp., 4.00%, 11/1/18 (2)(5)(6)	13,590	13,610

Greeneville Health & Educational Facilities Board Variable Revenue Bonds, Series B, Ballad Health (U.S. Bank N.A. LOC), 1.54%, 10/8/18 (2)(5)(8)	15,000	15,000

Highlands County Health Facilities Authority Variable Revenue Bonds, Series A, Hospital-Adventist Health System, 1.58%, 10/8/18 (2)(5)(8)	7,850	7,850

Highlands County Health Facilities Authority Variable Revenue Refunding Bonds, Hospital-Adventist Health System, 1.58%, 10/8/18 (2)(5)(8)	13,025	13,025

Houston Independent Schoolhouse District G.O. Limited Bonds, Series A-2 (PSF-Gtd.), 3.00%, 6/1/19 (2)(5)(6)	7,000	7,042

Illinois State Development Finance Authority Variable Convertible Revenue Bonds, Series C, Evanston Northwestern, 1.54%, 10/1/18 (2)(5)(8)	10,000	10,000

Illinois State Finance Authority Adjustable Revenue Bonds, North Western University, 1.49%, 10/8/18 (2)(5)(8)	1,000	1,000

Illinois State Finance Authority Variable Revenue Bonds, Series A-3, Northwestern Memorial Hospital, 1.56%, 10/1/18 (2)(5)(8)	5,000	5,000

Illinois State Health Facilities Authority Variable Revenue Refunding Bonds, Evanston Hospital Corp., 1.58%, 10/8/18 (2)(5)(8)	20,000	20,000

Indiana State Health Facility Financing Authority Revenue Bonds, Ascension Health Credit Group, 4.00%, 3/1/19 (2)(5)(6)	42,500	42,846

JEA Electric System Variable Revenue Bonds, Series 3-B-2, 1.60%, 10/8/18 (2)(5)(8)	1,000	1,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 11.7% – continued

Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A, 5.00%, 10/1/18	$9,200	$9,200

Louisville & Jefferson County Metropolitan Government Environmental Facilities Revenue Refunding Bonds, Louisville Gas and Electric Company Project, 1.25%, 6/3/19 (2)(5)(6)	9,380	9,319

Louisville & Jefferson County Metropolitan Government Environmental Facilities Revenue Refunding Bonds, Louisville Gas and Electric Company Project, 1.25%, 6/3/19 (2)(5)(6)	4,000	3,974

Massachusetts State Development Finance Agency Revenue Bonds, Wilber School Apartments Project (Bank of America N.A. LOC), 1.56%, 10/8/18 (2)(5)(8)	1,000	1,000

Massachusetts State G.O. Limited RANS, Series A, 4.00%, 4/25/19	23,000	23,286

Massachusetts State G.O. Limited RANS, Series C, 4.00%, 6/20/19	25,000	25,378

Massachusetts State G.O. Limited Refunding Bonds, Series D, 5.50%, 10/1/18	10,000	10,000

Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series A, University of Massachusetts, 1.15%, 4/1/19 (2)(5)(6)	3,000	2,985

Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Collateralized MFH Variable Revenue Bonds, Hermitage Flats Apartments Project, 1.30%, 7/1/19 (2)(5)(6)	4,000	3,973

Miami Dade County Special Obligation Revenue Bonds, Series B, Juvenile Courthouse (AMBAC Insured) (TD Bank N.A. LOC), 1.53%, 10/8/18 (2)(5)(8)	15,000	15,000

Miami-Dade County Seaport Variable Revenue Bonds, Series A (Bank of Tokyo-Mitsubishi UFJ LOC), 1.57%, 10/8/18 (5)(8)	3,000	3,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 11.7% – continued

Michigan State Finance Authority Revenue Refunding Bonds, Series E-1, Ascension Health, 1.10%, 8/15/19 (2)(5)(6)	$1,900	$1,885

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series F, Chevron USA, Inc. Project, 1.60%, 10/1/18 (2)(5)(8)	1,000	1,000

Mississippi State Business Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project, 1.85%, 3/1/19 (2)(5)(6)	6,500	6,483

Montgomery County G.O. Unlimited Bonds, Series A, 5.00%, 11/1/18	14,400	14,437

New Brighton VRDB MFH Revenue Bonds (AMT), Golden Pond Housing Project (FNMA Insured), 1.67%, 10/8/18 (2)(5)(8)	1,000	1,000

New York Adjustable G.O. Unlimited Bonds, Fiscal 2015, 1.52%, 10/1/18 (2)(5)(8)	19,350	19,350

New York Adjustable G.O. Unlimited Bonds, Series I Subseries I-3 (Bank of America N.A. LOC), 1.55%, 10/1/18 (2)(5)(8)	18,330	18,330

New York City Housing Development Corp. MFH Variable Revenue Refunding Bonds, Sustainable Neighborhood, 1.70%, 5/1/19 (2)(5)(6)	4,650	4,644

New York Variable G.O. Unlimited Bonds, Subseries L-4 (U.S. Bank N.A. LOC), 1.58%, 10/1/18 (2)(5)(8)	1,000	1,000

Ohio State Adult Correctional Capital Facilities Revenue Refunding Bonds, Lease Appropriation, 4.00%, 10/1/18	2,500	2,500

Ohio State Water Development Authority Solid Waste Revenue Bonds (AMT), Waste Management, 1.70%, 11/1/18 (2)(5)(6)	11,365	11,361

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project, 1.55%, 12/3/18 (2)(5)(6)	5,225	5,220

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 11.7% – continued

Ross County Hospital Adjustable Revenue Bonds, Adena Health System (PNC Bank N.A. LOC), 1.56%, 10/8/18 (2)(5)(8)	$1,000	$1,000

San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B, Junior Lien, 1.75%, 12/1/18 (2)(5)(6)	12,000	11,995

Spring Branch Independent Schoolhouse District G.O. Unlimited Bonds (PSF-Gtd.), 3.00%, 6/18/19 (2)(5)(6)	4,000	4,025

University of Kansas Hospital Authority Health Facilities Variable Revenue Bonds (U.S. Bank N.A LOC), 1.40%, 10/5/18 (5)	10,000	10,000

Utah State Corp. MFH Variable Revenue Bonds, Florentine Villas, Series A (FHLMC Insured), 1.57%, 10/8/18 (2)(5)(8)	10,000	10,000

Yavapai County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project, 1.85%, 3/1/19 (2)(5)(6)	5,420	5,405
Total Short-Term Investments
(Cost $425,630)		424,942

Total Investments – 99.8%
(Cost $3,645,377)		3,632,380

Other Assets less Liabilities – 0.2%		8,255
NET ASSETS – 100.0%		$3,640,635

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Maturity date represents the puttable date.
(6)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(7)	Maturity date represents the prerefunded date.
(8)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

(9)	When-Issued Security. Coupon rate was not in effect at September 30, 2018.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of September 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	0.8%
U.S. Agency	0.7
AAA	15.7
AA	33.2
A	22.6
BBB	5.4
A1+ (Short Term)	1.0
A1 (Short Term)	9.6
A2 (Short Term)	1.0
Not rated	9.4
Cash Equivalents	0.6

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Commercial Paper (1)	$–	$9,821	$–	$9,821
Corporate Bonds (1)	–	434,067	–	434,067
Foreign Issuer Bonds (1)	–	205,663	–	205,663
U.S. Government Agencies (1)	–	23,663	–	23,663
U.S. Government Obligations (1)	–	29,579	–	29,579
Municipal Bonds (1)	–	2,481,271	–	2,481,271
Investment Companies	23,374	–	–	23,374
Short-Term Investments	–	424,942	–	424,942
Total Investments	$23,374	$3,609,006	$–	$3,632,380

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

AGM – Assured Guaranty Municipal Corporation

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

BANS – Bond Anticipation Notes

BHAC – Berkshire Hathaway Assurance Corporation

COPS – Certificates of Participation

CR – Custody Receipt Fannie

Fannie Mae – Federal National Mortgage Association

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

G.O. – General Obligation

GNMA – Government National Mortgage Association

Gtd. – Guaranteed

HFA – Housing Finance Authority

ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate

IDA – Industrial Development Authority

IDB – Industrial Development Board

LANS – Loan Anticipation Notes

LOC – Letter of Credit

MFH – Multi-Family Housing

NATL – National Public Finance Guarantee Corporation

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

OID – Original Issue Discount

PCR – Pollution Control Revenue

PSF – Permanent School Fund

RANS – Revenue Anticipation Notes

SCSDE – South Carolina State Department of Education

SFM – Single Family Mortgage

SIFMA – Securities Industry and Financial Markets Association

SonyMA – State of New York Mortgage Agency

TANS – Tax Anticipation Notes

TRANS – Tax and Revenue Anticipation Notes

TRB – Tax Revenue Bonds

USD – United States Dollar

VRDB – Variable Rate Demand Bond

YKHC – Yukon-Kuskokwim Health Corporation

See Notes to the Financial Statements.

FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 14.5%

Auto Floor Plan – 1.4%

Ally Master Owner Trust, Series 2018-1, Class A1 (Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor), 2.44%, 1/17/23 (1)	$9,400	$9,412

Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1 1.55%, 7/15/21	3,000	2,962

Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2 (Floating, ICE LIBOR USD 1M + 0.46%), 2.62%, 11/15/21 (1)	5,000	5,017

GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A1 1.96%, 5/17/21 (2)	2,500	2,488

GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2 (Floating, ICE LIBOR USD 1M + 0.57%), 2.73%, 1/18/22 (1)(2)	2,500	2,509

GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1 2.13%, 7/15/22 (2)	5,000	4,907

GMF Floorplan Owner Revolving Trust, Series 2018-1, Class A (Floating, ICE LIBOR USD 1M + 0.30%), 2.36%, 3/15/22 (1)(2)	1,500	1,501

NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2 2.56%, 10/17/22 (2)	1,000	986

NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1 (Floating, ICE LIBOR USD 1M + 0.64%), 2.80%, 2/15/23 (1)(2)	2,250	2,256
		32,038

Automobile – 2.8%

AmeriCredit Automobile Receivables Trust, Series 2017-3, Class A2A 1.69%, 12/18/20	1,318	1,313

ARI Fleet Lease Trust, Series 2018-A, Class A1 1.95%, 3/15/19	3,204	3,202

CarMax Auto Owner Trust, Series 2017-1, Class A2 1.54%, 2/18/20	790	789

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 14.5% – continued

Automobile – 2.8% – continued

Chesapeake Funding II LLC, Series 2016-2A, Class A1 1.88%, 6/15/28 (2)	$3,051	$3,038

Chesapeake Funding II LLC, Series 2017-2A, Class A2 (Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 2.61%, 5/15/29 (1)(2)	2,286	2,291

Chesapeake Funding II LLC, Series 2017-3A, Class A1 1.91%, 8/15/29 (2)	3,195	3,161

Chesapeake Funding II LLC, Series 2017-4A, Class A1 2.12%, 11/15/29 (2)	3,614	3,571

Chesapeake Funding II LLC, Series 2018-1A, Class A2 (Floating, ICE LIBOR USD 1M + 0.45%), 2.61%, 4/15/30 (1)(2)	5,000	5,016

Drive Auto Receivables Trust, Series 2018-2, Class A2 2.64%, 9/15/20	2,227	2,227

Drive Auto Receivables Trust, Series 2018-3, Class A2 2.75%, 10/15/20	1,000	1,000

Enterprise Fleet Financing LLC, Series 2016-1, Class A2 1.83%, 9/20/21 (2)	572	572

Enterprise Fleet Financing LLC, Series 2016-2, Class A2 1.74%, 2/22/22 (2)	1,516	1,511

Enterprise Fleet Financing LLC, Series 2017-3, Class A2 2.13%, 5/22/23 (2)	1,947	1,930

Enterprise Fleet Financing, Series 2018-2, Class A2 3.14%, 2/20/24 (2)	2,500	2,499

GM Financial Automobile Leasing Trust, Series 2017-1, Class A2A 1.67%, 9/20/19	312	312

GM Financial Automobile Leasing Trust, Series 2018-1, Class A2B (Floating, ICE LIBOR USD 1M + 0.20%), 2.37%, 4/20/20 (1)	3,001	3,002

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 14.5% – continued

Automobile – 2.8% – continued

GM Financial Consumer Automobile Receivables Trust, Series 2017-2A, Class A2A 1.61%, 5/18/20 (2)	$1,746	$1,741

GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A2A 2.08%, 1/19/21	3,606	3,593

Nissan Auto Receivables Owner Trust, Series 2017-C, Class A2A 1.89%, 10/15/20	6,763	6,737

Santander Drive Auto Receivables Trust, Series 2017-3, Class A2 1.67%, 6/15/20	839	838

Santander Retail Auto Lease Trust, Series 2017-A, Class A2A 2.02%, 3/20/20 (2)	3,154	3,143

Santander Retail Auto Lease Trust, Series 2018-A, Class A2B (Floating, ICE LIBOR USD 1M + 0.27%), 2.44%, 10/20/20 (1)(2)	9,837	9,839

Securitized Term Auto Receivables Trust, Series 2017-2A, Class A2A 1.78%, 1/27/20 (2)	1,001	999

Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A2A 2.81%, 7/20/21	600	599

Wheels SPV, Series 2018-1A, Class A2 3.06%, 4/20/27 (2)	1,000	999
		63,922

Credit Card – 8.1%

American Express Credit Account Master Trust, Series 2017-2, Class A (Floating, ICE LIBOR USD 1M + 0.45%), 2.61%, 9/16/24 (1)	6,000	6,041

American Express Credit Account Master Trust, Series 2017-5, Class A (Floating, ICE LIBOR USD 1M + 0.38%), 2.54%, 2/18/25 (1)	2,000	2,009

American Express Credit Account Master Trust, Series 2017-6, Class A 2.04%, 5/15/23	6,330	6,205

American Express Credit Account Master Trust, Series 2018-3, Class A (Floating, ICE LIBOR USD 1M + 0.32%), 2.48%, 10/15/25 (1)	10,000	10,001

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 14.5% – continued

Credit Card – 8.1% – continued

BA Credit Card Trust, Series 2017-A1, Class A1 1.95%, 8/15/22	$7,000	$6,903

BA Credit Card Trust, Series 2017-A2, Class A2 1.84%, 1/17/23	1,000	978

BA Credit Card Trust, Series 2018-A1, Class A1 2.70%, 7/17/23	3,000	2,973

BA Credit Card Trust, Series 2018-A2, Class A2 3.00%, 9/15/23	1,000	997

BA Credit Card Trust, Series 2018-A3, Class A3 3.10%, 12/15/23	700	699

Barclays Dryrock Issuance Trust, Series 2017-2, Class A (Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 2.46%, 5/15/23 (1)	4,000	4,005

Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7 (Floating, ICE LIBOR USD 1M + 0.51%), 2.67%, 9/16/24 (1)	3,250	3,278

Capital One Multi-Asset Execution Trust, Series 2017-A2, Class A2 (Floating, ICE LIBOR USD 1M + 0.41%), 2.57%, 1/15/25 (1)	5,000	5,028

Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4 1.99%, 7/17/23	5,000	4,898

CARDS II Trust, Series 2017-1A, Class A (Floating, ICE LIBOR USD 1M + 0.37%), 2.53%, 4/18/22 (1)(2)	3,000	3,003

Chase Issuance Trust, Series 2017-A2, Class A (Floating, ICE LIBOR USD 1M + 0.40%), 2.56%, 3/15/24 (1)	2,000	2,013

Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1 1.75%, 11/19/21	3,250	3,209

Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3 (Floating, ICE LIBOR USD 1M + 0.49%), 2.61%, 12/7/23 (1)	15,000	15,141

See Notes to the Financial Statements.

FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 14.5% – continued

Credit Card – 8.1% – continued

Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8 1.86%, 8/7/22	$5,000	$4,896

Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2 (Floating, ICE LIBOR USD 1M + 0.33%), 2.50%, 1/20/25 (1)	5,000	5,002

Discover Card Execution Note Trust, Series 2016-A1, Class A1 1.64%, 7/15/21	10,000	9,975

Discover Card Execution Note Trust, Series 2016-A4, Class A4 1.39%, 3/15/22	4,000	3,946

Discover Card Execution Note Trust, Series 2017-A1, Class A1 (Floating, ICE LIBOR USD 1M + 0.49%), 2.65%, 7/15/24 (1)	9,950	10,033

Discover Card Execution Note Trust, Series 2017-A6, Class A6 1.88%, 2/15/23	7,000	6,848

Discover Card Execution Note Trust, Series 2018-A2, Class A2 (Floating, ICE LIBOR USD 1M + 0.33%), 2.49%, 8/15/25 (1)	5,000	4,994

First National Master Note Trust, Series 2017-1, Class A (Floating, ICE LIBOR USD 1M + 0.40%), 2.56%, 4/18/22 (1)	2,500	2,503

First National Master Note Trust, Series 2017-2, Class A (Floating, ICE LIBOR USD 1M + 0.44%), 2.60%, 10/16/23 (1)	2,000	2,004

Golden Credit Card Trust, Series 2016-5A, Class A 1.60%, 9/15/21 (2)	4,000	3,950

Golden Credit Card Trust, Series 2017-4A, Class A (Floating, ICE LIBOR USD 1M + 0.52%, 0.52% Floor), 2.68%, 7/15/24 (1)	5,000	5,016

Golden Credit Card Trust, Series 2018-1A, Class A 2.62%, 1/15/23 (2)	5,000	4,933

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 14.5% – continued

Credit Card – 8.1% – continued

Golden Credit Card Trust, Series 2018-3A, Class A (Floating, ICE LIBOR USD 1M + 0.32%, 0.32% Floor), 2.48%, 5/15/23 (1)(2)	$5,000	$5,000

Master Credit Card Trust II, Series 2017-1A, Class A 2.26%, 7/21/21 (2)	3,600	3,562

Master Credit Card Trust II, Series 2018-1A, Class A (Floating, ICE LIBOR USD 1M + 0.49%, 0.49% Floor), 2.67%, 7/22/24 (1)	5,000	5,006

Trillium Credit Card Trust II, Series 2018-1A, Class A (Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor), 2.31%, 2/27/23 (1)(2)(3)	4,500	4,500

World Financial Network Credit Card Master Trust, Series 2016-C, Class A 1.72%, 8/15/23	8,000	7,897

World Financial Network Credit Card Master Trust, Series 2017-B, Class A 1.98%, 6/15/23	4,500	4,463

World Financial Network Credit Card Master Trust, Series 2017-C, Class A 2.31%, 8/15/24	3,000	2,942

World Financial Network Credit Card Master Trust, Series 2018-A, Class A 3.07%, 12/16/24	7,000	6,955
		181,806

Other – 1.2%

CCG Receivables Trust, Series 2018-2, Class A2 3.09%, 12/15/25	4,000	3,991

John Deere Owner Trust, Series 2018-A, Class A2 2.42%, 10/15/20	3,150	3,145

Kubota Credit Owner Trust, Series 2017-1A, Class A2 1.66%, 5/15/20 (2)	1,803	1,796

Verizon Owner Trust, Series 2016-1A, Class A 1.42%, 1/20/21 (2)	1,964	1,955

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 14.5% – continued

Other – 1.2% – continued

Verizon Owner Trust, Series 2016-2A, Class A 1.68%, 5/20/21 (2)	$4,500	$4,468

Verizon Owner Trust, Series 2017-1A, Class A 2.06%, 9/20/21 (2)	9,000	8,918

Verizon Owner Trust, Series 2017-2A, Class A 1.92%, 12/20/21 (2)	3,500	3,454

Volvo Financial Equipment LLC, Series 2017-1A, Class A2 1.55%, 10/15/19 (2)	236	236
		27,963

Whole Loan – 1.0%

Gosforth Funding PLC, Series 2017-1A, Class A1A (Floating, ICE LIBOR USD 3M + 0.47%), 2.81%, 12/19/59 (1)(2)(3)	1,752	1,753

Holmes Master Issuer PLC, Series 2018-1A, Class A2 (Floating, ICE LIBOR USD 3M + 0.36%), 2.70%, 10/15/54 (1)(2)(3)	3,600	3,596

Lanark Master Issuer PLC, Series 2018-1A, Class 1A (Floating, ICE LIBOR USD 3M + 0.42%), 2.73%, 12/22/69 (1)	2,640	2,640

Permanent Master Issuer PLC, Series 2018-1A, Class 1A1 (Floating, ICE LIBOR USD 3M + 0.38%), 2.75%, 7/15/58 (1)(2)(3)	6,000	5,991

Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1 (Floating, ICE LIBOR USD 3M + 0.75%), 3.10%, 1/21/70 (1)(2)(3)	4,400	4,407

Silverstone Master Issuer PLC, Series 2018-1A, Class 1A (Floating, ICE LIBOR USD 3M + 0.39%), 2.73%, 1/21/70 (1)(2)(3)	4,100	4,095
		22,482
Total Asset-Backed Securities
(Cost $329,443)		328,211

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 1.2%

Automobiles Manufacturing – 0.8%

Ford Motor Credit Co. LLC, 2.74%, 2/19/19 (2)	$19,000	$18,774

Wireless Telecommunications Services – 0.4%

AT&T, Inc., 3.03%, 6/4/19 (2)	5,000	4,901
3.04%, 6/5/19 (2)	4,500	4,411
		9,312
Total Commercial Paper
(Cost $28,103)		28,086

CORPORATE BONDS – 52.3%

Aerospace & Defense – 1.0%

Northrop Grumman Corp., 2.08%, 10/15/20	4,320	4,225

United Technologies Corp., 1.50%, 11/1/19	17,260	16,993
3.35%, 8/16/21	2,400	2,396
		23,614

Airlines – 0.2%

Southwest Airlines Co., 2.65%, 11/5/20	3,589	3,538

Automobiles Manufacturing – 6.7%

American Honda Finance Corp., 1.70%, 2/22/19	4,000	3,985
1.20%, 7/12/19	3,300	3,261
2.15%, 3/13/20	4,300	4,242
1.95%, 7/20/20	14,050	13,769
2.45%, 9/24/20	1,000	988
(Floating, ICE LIBOR USD 3M + 0.35%), 2.69%, 11/5/21 (1)	12,550	12,566

BMW US Capital LLC, 2.15%, 4/6/20 (2)	7,110	7,003

Daimler Finance North America LLC, (Floating, ICE LIBOR USD 3M + 0.63%), 2.97%, 1/6/20 (1)(2)	7,000	7,033
2.20%, 5/5/20 (2)	1,599	1,570

Ford Motor Credit Co. LLC, 2.55%, 10/5/18	1,500	1,500

General Motors Financial Co., Inc., (Floating, ICE LIBOR USD 3M + 2.06%), 4.40%, 1/15/19 (1)	10,000	10,050
2.40%, 5/9/19	6,500	6,483

See Notes to the Financial Statements.

FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 52.3% – continued

Automobiles Manufacturing – 6.7% – continued
(Floating, ICE LIBOR USD 3M + 0.54%), 2.88%, 11/6/20 (1)	$1,714	$1,710
(Floating, ICE LIBOR USD 3M + 1.55%), 3.89%, 1/14/22 (1)	10,000	10,196

Harley-Davidson Financial Services, Inc., 2.25%, 1/15/19 (2)	4,000	3,995
(Floating, ICE LIBOR USD 3M + 0.50%), 2.81%, 5/21/20 (1)(2)	7,500	7,527

Hyundai Capital America, (Floating, ICE LIBOR USD 3M + 0.82%), 3.15%, 3/12/21 (1)(2)	6,600	6,604

Nissan Motor Acceptance Corp., (Floating, ICE LIBOR USD 3M + 0.58%), 2.92%, 1/13/20 (1)(2)	3,000	3,010
3.65%, 9/21/21 (2)	2,500	2,506
(Floating, ICE LIBOR USD 3M + 0.89%), 3.23%, 1/13/22 (1)(2)	10,000	10,103

Toyota Motor Credit Corp., 1.55%, 10/18/19	9,000	8,881
2.15%, 3/12/20	1,537	1,522
2.95%, 4/13/21	4,600	4,579
(Floating, ICE LIBOR USD 3M + 0.69%), 3.02%, 1/11/22 (1)	1,500	1,518

Volkswagen Group of America Finance LLC, 2.13%, 5/23/19 (2)	2,791	2,777
2.40%, 5/22/20 (2)	13,464	13,235
		150,613

Banks – 3.3%

Branch Banking & Trust Co., 2.25%, 6/1/20	6,750	6,650

Capital One N.A., 2.35%, 1/31/20	5,000	4,945

Citibank N.A., 3.05%, 5/1/20	15,000	14,992
(Floating, ICE LIBOR USD 3M + 0.57%), 2.92%, 7/23/21 (1)	10,000	10,055

Discover Bank, 3.10%, 6/4/20	12,300	12,223

PNC Bank N.A., 2.60%, 7/21/20	6,250	6,205

Wells Fargo & Co., (Floating, ICE LIBOR USD 3M + 0.93%), 3.27%, 2/11/22 (1)	10,000	10,101

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 52.3% – continued

Banks – 3.3% – continued
(Floating, ICE LIBOR USD 3M + 1.11%), 3.45%, 1/24/23 (1)	$2,000	$2,025

Wells Fargo Bank N.A., (Floating, ICE LIBOR USD 3M + 0.50%), 2.85%, 7/23/21 (1)	8,300	8,320
		75,516

Biotechnology – 1.8%

Amgen, Inc., 1.90%, 5/10/19	1,205	1,199
2.20%, 5/11/20	15,150	14,934
4.10%, 6/15/21	8,325	8,468

Biogen, Inc., 2.90%, 9/15/20	8,904	8,858

Celgene Corp., 2.88%, 2/19/21	6,320	6,247

Gilead Sciences, Inc., 2.35%, 2/1/20	1,326	1,315
		41,021

Chemicals – 0.2%

3M Co., 2.00%, 8/7/20	1,455	1,431

International Flavors & Fragrances, Inc., 3.40%, 9/25/20	2,200	2,202
		3,633

Commercial Finance – 0.4%

Air Lease Corp., 2.13%, 1/15/20	7,705	7,584

GATX Corp., 2.60%, 3/30/20	1,357	1,340
		8,924

Communications Equipment – 0.3%

Apple, Inc., 2.00%, 11/13/20	5,705	5,604

Cisco Systems, Inc., 2.45%, 6/15/20	2,000	1,984
		7,588

Construction Materials Manufacturing – 1.0%

Martin Marietta Materials, Inc., (Floating, ICE LIBOR USD 3M + 0.50%), 2.84%, 12/20/19 (1)	4,551	4,562

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 52.3% – continued

Construction Materials Manufacturing – 1.0% – continued

Vulcan Materials Co., (Floating, ICE LIBOR USD 3M + 0.65%), 2.97%, 3/1/21 (1)	$18,000	$18,067
		22,629

Consumer Finance – 0.9%

American Express Co., 2.20%, 10/30/20	11,556	11,312
(Floating, ICE LIBOR USD 3M + 0.53%), 2.84%, 5/17/21 (1)	5,400	5,430

American Express Credit Corp., 1.70%, 10/30/19	4,000	3,950
		20,692

Diversified Banks – 1.1%

Bank of America Corp., (Floating, ICE LIBOR USD 3M + 1.42%), 3.76%, 4/19/21 (1)	7,000	7,199
(Floating, ICE LIBOR USD 3M + 0.65%), 3.05%, 10/1/21 (1)	3,330	3,350
(Floating, ICE LIBOR USD 3M + 0.38%), 2.73%, 1/23/22 (1)	9,950	9,918

Citigroup, Inc., (Floating, ICE LIBOR USD 3M + 1.07%), 3.40%, 12/8/21 (1)	5,000	5,088
		25,555

Electrical Equipment Manufacturing – 2.6%

ABB Finance USA, Inc., 2.80%, 4/3/20	6,249	6,220

Amphenol Corp., 2.55%, 1/30/19	10,561	10,555
2.20%, 4/1/20	5,360	5,266

Fortive Corp., 1.80%, 6/15/19	624	618

General Electric Co., (Floating, ICE LIBOR USD 3M + 0.51%), 2.85%, 1/14/19 (1)	3,100	3,103
2.20%, 1/9/20	1,822	1,803
(Floating, ICE LIBOR USD 3M + 0.62%), 2.96%, 1/9/20 (1)	10,000	10,034

Honeywell International, Inc., 1.40%, 10/30/19	13,063	12,875
1.80%, 10/30/19	6,200	6,139

Roper Technologies, Inc., 3.00%, 12/15/20	2,320	2,305
		58,918

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 52.3% – continued

Entertainment Content – 0.5%

Walt Disney (The) Co., 1.65%, 1/8/19	$2,345	$2,337
1.80%, 6/5/20	8,150	7,996
		10,333

Exploration & Production – 1.0%

ConocoPhillips Co., (Floating, ICE LIBOR USD 3M + 0.90%), 3.21%, 5/15/22 (1)	16,454	16,770

Occidental Petroleum Corp., 4.10%, 2/1/21	2,723	2,771

Pioneer Natural Resources Co., 3.45%, 1/15/21	2,215	2,214
		21,755

Financial Services – 3.9%

Ares Capital Corp., 4.88%, 11/30/18	23,000	23,071

General Electric Co./LJ VP Holdings LLC, 3.80%, 6/18/19 (2)	2,475	2,490

Goldman Sachs Group (The), Inc., (Floating, ICE LIBOR USD 3M + 1.20%), 3.53%, 9/15/20 (1)	4,000	4,063
(Floating, ICE LIBOR USD 3M + 0.75%), 3.06%, 2/23/23 (1)	7,160	7,188
(Floating, ICE LIBOR USD 3M + 1.00%), 3.34%, 7/24/23 (1)	10,000	10,106
(Floating, ICE LIBOR USD 3M + 1.60%), 3.92%, 11/29/23 (1)	1,300	1,354

Intercontinental Exchange, Inc., 2.75%, 12/1/20	17,888	17,736

Morgan Stanley, 5.63%, 9/23/19	2,500	2,562
(Floating, ICE LIBOR USD 3M + 0.55%), 2.89%, 2/10/21 (1)	10,000	10,032
(Floating, ICE LIBOR USD 3M + 1.18%), 3.53%, 1/20/22 (1)	10,000	10,140
		88,742

Food & Beverage – 2.7%

Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	17,958	17,697

Anheuser-Busch InBev Worldwide, Inc., (Floating, ICE LIBOR USD 3M + 0.74%), 3.08%, 1/12/24 (1)	2,400	2,411

See Notes to the Financial Statements.

FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 52.3% – continued

Food & Beverage – 2.7% – continued

Campbell Soup Co., 4.50%, 2/15/19	$1,699	$1,711

Coca-Cola (The) Co., 1.88%, 10/27/20	1,000	978

Constellation Brands, Inc., 2.25%, 11/6/20	5,000	4,885

General Mills, Inc., 5.65%, 2/15/19	800	808

JM Smucker (The) Co., 2.50%, 3/15/20	2,507	2,483

Keurig Dr. Pepper, Inc., 3.55%, 5/25/21 (2)	4,300	4,292

Molson Coors Brewing Co., 1.90%, 3/15/19	5,000	4,980

Tyson Foods, Inc., (Floating, ICE LIBOR USD 3M + 0.45%), 2.76%, 5/30/19 (1)	3,450	3,455
(Floating, ICE LIBOR USD 3M + 0.55%), 2.87%, 6/2/20 (1)	14,725	14,769
(Floating, ICE LIBOR USD 3M + 0.45%), 2.76%, 8/21/20 (1)	2,100	2,101
		60,570

Health Care Facilities & Services – 0.9%

CVS Health Corp., 3.13%, 3/9/20	12,000	12,002
(Floating, ICE LIBOR USD 3M + 0.72%), 3.05%, 3/9/21 (1)	8,300	8,365
		20,367

Home Improvement – 0.1%

Stanley Black & Decker, Inc., 1.62%, 11/17/18	3,000	2,995

Homebuilders – 0.7%

D.R. Horton, Inc., 3.75%, 3/1/19	9,755	9,767
4.00%, 2/15/20	4,319	4,345

DR Horton, Inc., 2.55%, 12/1/20	1,560	1,528
		15,640

Integrated Oils – 1.2%

Chevron Corp., 1.56%, 5/16/19	7,000	6,956
1.99%, 3/3/20	2,775	2,741
2.43%, 6/24/20	7,340	7,277

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 52.3% – continued

Integrated Oils – 1.2% – continued
2.42%, 11/17/20	$1,000	$988
(Floating, ICE LIBOR USD 3M + 0.48%), 2.80%, 3/3/22 (1)	4,975	5,024

Exxon Mobil Corp., 1.91%, 3/6/20	3,700	3,656
		26,642

Machinery Manufacturing – 3.1%

Caterpillar Financial Services Corp., 1.90%, 3/22/19	10,580	10,543
1.35%, 5/18/19	9,876	9,795
2.10%, 1/10/20	12,000	11,871
1.85%, 9/4/20	2,000	1,952
(Floating, ICE LIBOR USD 3M + 0.59%), 2.91%, 6/6/22 (1)	6,860	6,916
(Floating, ICE LIBOR USD 3M + 0.51%), 2.82%, 5/15/23 (1)	4,300	4,304

CNH Industrial Capital LLC, 4.88%, 4/1/21	2,500	2,562

John Deere Capital Corp., 1.95%, 1/8/19	2,500	2,496
(Floating, ICE LIBOR USD 3M + 0.57%), 2.91%, 1/8/19 (1)	1,055	1,057
2.20%, 3/13/20	2,580	2,548
1.95%, 6/22/20	7,585	7,450
2.35%, 1/8/21	7,957	7,817
(Floating, ICE LIBOR USD 3M + 0.48%), 2.81%, 9/8/22 (1)	1,000	1,001
		70,312

Managed Care – 0.7%

Anthem, Inc., 2.50%, 11/21/20	1,950	1,919

Halfmoon Parent, Inc., 3.40%, 9/17/21 (2)	5,800	5,777
(Floating, ICE LIBOR USD 3M + 0.89%), 3.22%, 7/15/23 (1)(2)	9,300	9,300
		16,996

Mass Merchants – 1.1%

Costco Wholesale Corp., 1.70%, 12/15/19	9,550	9,421

Dollar Tree, Inc., (Floating, ICE LIBOR USD 3M + 0.70%), 3.04%, 4/17/20 (1)	8,300	8,313

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 52.3% – continued

Mass Merchants – 1.1% – continued

Walmart, Inc., 1.75%, 10/9/19	$6,445	$6,387
		24,121

Medical Equipment & Devices Manufacturing – 0.2%

Zimmer Biomet Holdings, Inc., (Floating, ICE LIBOR USD 3M + 0.75%), 3.09%, 3/19/21 (1)	3,550	3,553

Oil & Gas Services & Equipment – 0.1%

Schlumberger Holdings Corp., 3.00%, 12/21/20 (2)	3,220	3,197

Pharmaceuticals – 1.7%

AbbVie, Inc., 2.50%, 5/14/20	17,000	16,810

Eli Lilly & Co., 1.95%, 3/15/19	725	722

Merck & Co., Inc., 1.85%, 2/10/20	15,000	14,794

Novartis Capital Corp., 1.80%, 2/14/20	7,215	7,111
		39,437

Pipeline – 0.6%

Enterprise Products Operating LLC, 2.80%, 2/15/21	13,000	12,834

Property & Casualty Insurance – 0.3%

Allstate (The) Corp., (Floating, ICE LIBOR USD 3M + 0.43%), 2.82%, 3/29/21 (1)	3,000	3,003

Berkshire Hathaway Finance Corp., 1.30%, 8/15/19	3,000	2,964
		5,967

Publishing & Broadcasting – 0.2%

NBCUniversal Enterprise, Inc., (Floating, ICE LIBOR USD 3M + 0.40%), 2.80%, 4/1/21 (1)(2)	3,560	3,568

Real Estate – 1.2%

Boston Properties L.P., 5.88%, 10/15/19	7,000	7,164

Simon Property Group L.P., 2.50%, 9/1/20	10,000	9,869
4.38%, 3/1/21	2,597	2,662

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 52.3% – continued

Real Estate – 1.2% – continued

Weyerhaeuser Co., 7.38%, 10/1/19	$6,340	$6,604
		26,299

Restaurants – 0.4%

McDonald’s Corp., 2.10%, 12/7/18	2,730	2,729
1.88%, 5/29/19	4,000	3,977
3.50%, 7/15/20	2,000	2,008
		8,714

Retail – Consumer Discretionary – 1.7%

Amazon.com, Inc., 1.90%, 8/21/20 (2)	2,270	2,224
1.90%, 8/21/20	23,950	23,468

eBay, Inc., 2.15%, 6/5/20	2,700	2,655

Home Depot (The), Inc., 2.00%, 6/15/19	7,809	7,781
1.80%, 6/5/20	2,100	2,067

Lowe’s Cos., Inc., 1.15%, 4/15/19	1,000	991
		39,186

Retail – Consumer Staples – 0.5%

Sysco Corp., 1.90%, 4/1/19	1,350	1,344
2.60%, 10/1/20	9,220	9,105
		10,449

Software & Services – 0.2%

Microsoft Corp., 2.00%, 11/3/20	4,605	4,523

Supermarkets & Pharmacies – 0.1%

Kroger (The) Co., 2.00%, 1/15/19	3,500	3,492

Tobacco – 1.4%

BAT Capital Corp., 2.30%, 8/14/20 (2)	6,790	6,654
(Floating, ICE LIBOR USD 3M + 0.59%), 2.91%, 8/14/20 (1)(2)	2,800	2,810
(Floating, ICE LIBOR USD 3M + 0.88%), 3.19%, 8/15/22 (1)(2)	6,000	6,047

Philip Morris International, Inc., 1.88%, 11/1/19	4,018	3,973

See Notes to the Financial Statements.

FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 52.3% – continued

Tobacco – 1.4% – continued
2.00%, 2/21/20	$3,278	$3,234
(Floating, ICE LIBOR USD 3M + 0.42%), 2.73%, 2/21/20 (1)	9,010	9,040
		31,758

Transportation & Logistics – 2.8%

FedEx Corp., 2.30%, 2/1/20	7,910	7,840

PACCAR Financial Corp., 1.30%, 5/10/19	4,000	3,970
1.20%, 8/12/19	1,500	1,478
2.05%, 11/13/20	1,000	977
2.25%, 2/25/21	1,270	1,240

Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.05%, 1/9/20 (2)	11,072	11,020

United Parcel Service, Inc., (Floating, ICE LIBOR USD 3M + 0.38%), 2.70%, 5/16/22 (1)	17,015	17,156
(Floating, ICE LIBOR USD 3M + 0.45%), 2.85%, 4/1/23 (1)	19,150	19,229
		62,910

Travel & Lodging – 0.1%

Marriott International, Inc., 3.38%, 10/15/20	2,130	2,128

Utilities – 3.3%

Ameren Corp., 2.70%, 11/15/20	4,330	4,265

Dominion Energy, Inc., 1.88%, 1/15/19	9,200	9,170

Duke Energy Corp., 5.05%, 9/15/19	26,983	27,498

Public Service Enterprise Group, Inc., 1.60%, 11/15/19	10,000	9,832

Sempra Energy, (Floating, ICE LIBOR USD 3M + 0.25%), 2.59%, 7/15/19 (1)	3,965	3,967
1.63%, 10/7/19	5,000	4,928
(Floating, ICE LIBOR USD 3M + 0.50%), 2.84%, 1/15/21 (1)	12,030	12,033
(Floating, ICE LIBOR USD 3M + 0.45%), 2.78%, 3/15/21 (1)	2,365	2,363
		74,056

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 52.3% – continued

Waste & Environment Services & Equipment – 1.5%

Republic Services, Inc., 5.50%, 9/15/19	$33,924	$34,715

Wireless Telecommunications Services – 0.6%

AT&T, Inc., (Floating, ICE LIBOR USD 3M + 0.91%), 3.22%, 11/27/18 (1)	1,250	1,252
(Floating, ICE LIBOR USD 3M + 0.95%), 3.29%, 7/15/21 (1)	3,500	3,541

Verizon Communications, Inc., (Floating, ICE LIBOR USD 3M + 0.55%), 2.86%, 5/22/20 (1)	9,284	9,337
		14,130
Total Corporate Bonds
(Cost $1,186,305)		1,181,630

FOREIGN ISSUER BONDS – 24.8%

Automobiles Manufacturing – 0.4%

Volkswagen International Finance N.V., 2.13%, 11/20/18 (2)	9,000	8,993

Banks – 12.0%

ABN AMRO Bank N.V., 2.65%, 1/19/21 (2)	1,705	1,674
3.40%, 8/27/21 (2)	4,200	4,183

ASB Bank Ltd., (Floating, ICE LIBOR USD 3M + 0.97%), 3.30%, 6/14/23 (1)(2)	10,000	10,074

Barclays Bank PLC, 2.65%, 1/11/21	9,000	8,823

Canadian Imperial Bank of Commerce, 2.10%, 10/5/20	4,385	4,283
(Floating, ICE LIBOR USD 3M + 0.72%), 3.05%, 6/16/22 (1)	13,000	13,099

Commonwealth Bank of Australia, (Floating, ICE LIBOR USD 3M + 0.83%), 3.15%, 9/6/21 (1)(2)	5,604	5,675
(Floating, ICE LIBOR USD 3M + 0.70%), 3.03%, 3/10/22 (1)(2)	7,145	7,179

Cooperatieve Rabobank U.A., 1.38%, 8/9/19	10,000	9,876
2.25%, 1/14/20	4,025	3,985
2.50%, 1/19/21	9,000	8,818
3.13%, 4/26/21	5,300	5,267
(Floating, ICE LIBOR USD 3M + 0.48%), 2.81%, 1/10/23 (1)	10,000	9,976

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 24.8% – continued

Banks – 12.0% – continued
(Floating, ICE LIBOR USD 3M + 0.86%), 3.23%, 9/26/23 (1)(2)	$2,700	$2,703

DNB Bank ASA, (Floating, ICE LIBOR USD 3M + 1.07%), 3.39%, 6/2/21 (1)(2)	10,000	10,157

ING Bank N.V., 1.65%, 8/15/19 (2)	3,000	2,967

ING Groep N.V., (Floating, ICE LIBOR USD 3M + 1.15%), 3.54%, 3/29/22 (1)	7,040	7,148
(Floating, ICE LIBOR USD 3M + 1.00%), 3.40%, 10/2/23 (1)	8,900	8,898

Lloyds Bank PLC, 2.05%, 1/22/19	4,900	4,890
2.70%, 8/17/20	4,675	4,632
3.30%, 5/7/21	6,000	5,977

National Australia Bank Ltd., 1.38%, 7/12/19	1,000	990
(Floating, ICE LIBOR USD 3M + 0.89%), 3.22%, 1/10/22 (1)(2)	10,000	10,117

National Bank of Canada, 2.15%, 6/12/20	1,000	982

Nordea Bank A.B., 1.63%, 9/30/19 (2)	9,000	8,879
(Floating, ICE LIBOR USD 3M + 0.94%), 3.25%, 8/30/23 (1)(2)	3,400	3,412

Santander UK Group Holdings PLC, 3.13%, 1/8/21	1,250	1,233

Santander UK PLC, 2.35%, 9/10/19	5,400	5,370
2.13%, 11/3/20	2,240	2,179
3.40%, 6/1/21	11,000	10,957

Skandinaviska Enskilda Banken AB, 1.50%, 9/13/19	6,620	6,534
2.30%, 3/11/20	12,500	12,344
3.25%, 5/17/21 (2)	10,000	9,934

Sumitomo Mitsui Banking Corp., 2.65%, 7/23/20	1,000	988

Svenska Handelsbanken AB, 1.95%, 9/8/20	11,700	11,397

Toronto-Dominion Bank (The), 1.85%, 9/11/20	2,800	2,736
2.50%, 12/14/20	5,674	5,591

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 24.8% – continued

Banks – 12.0% – continued

Westpac Banking Corp., 1.65%, 5/13/19	$5,282	$5,247
1.60%, 8/19/19	7,000	6,927
(Floating, ICE LIBOR USD 3M + 0.85%), 3.17%, 8/19/21 (1)	10,000	10,143
(Floating, ICE LIBOR USD 3M + 0.85%), 3.18%, 1/11/22 (1)	14,000	14,147
		270,391

Diversified Banks – 3.7%

Bank of Montreal, (Floating, ICE LIBOR USD 3M + 0.79%), 3.10%, 8/27/21 (1)	9,581	9,710

Bank of Nova Scotia (The), 2.35%, 10/21/20	3,000	2,951

Credit Agricole S.A., (Floating, ICE LIBOR USD 3M + 1.18%), 3.58%, 7/1/21 (1)(2)	1,450	1,477

Mitsubishi UFJ Financial Group, Inc., 3.54%, 7/26/21	6,800	6,805
(Floating, ICE LIBOR USD 3M + 0.86%), 3.19%, 7/26/23 (1)	10,000	10,027

Mizuho Financial Group, Inc., (Floating, ICE LIBOR USD 3M + 1.48%), 3.82%, 4/12/21 (1)(2)	2,700	2,763
(Floating, ICE LIBOR USD 3M + 1.14%), 3.47%, 9/13/21 (1)	5,000	5,083
(Floating, ICE LIBOR USD 3M + 1.00%), 3.33%, 9/11/24 (1)	10,000	10,045

Royal Bank of Canada, 2.15%, 10/26/20	1,560	1,529
(Floating, ICE LIBOR USD 3M + 0.73%), 3.07%, 2/1/22 (1)	10,000	10,114

Sumitomo Mitsui Financial Group, Inc., (Floating, ICE LIBOR USD 3M + 1.68%), 4.01%, 3/9/21 (1)	10,000	10,293
(Floating, ICE LIBOR USD 3M + 1.14%), 3.48%, 10/19/21 (1)	1,330	1,352
(Floating, ICE LIBOR USD 3M + 0.86%), 3.20%, 7/19/23 (1)	10,400	10,443
		82,592

See Notes to the Financial Statements.

FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 24.8% – continued

Electrical Equipment Manufacturing – 0.6%

Siemens Financieringsmaatschappij N.V., 1.30%, 9/13/19 (2)	$11,815	$11,646
2.15%, 5/27/20 (2)	3,000	2,961
		14,607

Exploration & Production – 0.9%

Sinopec Group Overseas Development 2014 Ltd., (Floating, ICE LIBOR USD 3M + 0.92%), 3.25%, 4/10/19 (1)(2)	20,000	20,043

Financial Services – 0.9%

UBS A.G., 2.20%, 6/8/20 (2)	2,200	2,160
2.45%, 12/1/20 (2)	7,000	6,855

UBS Group Funding Switzerland A.G., (Floating, ICE LIBOR USD 3M + 1.44%), 3.81%, 9/24/20 (1)(2)	10,000	10,194
		19,209

Food & Beverage – 0.5%

Mondelez International Holdings Netherlands B.V., 1.63%, 10/28/19 (2)	10,000	9,858

Pernod Ricard S.A., 5.75%, 4/7/21 (2)	2,000	2,104
		11,962

Government Development Banks – 0.5%

BNG Bank N.V., 1.50%, 2/15/19 (2)	3,000	2,989

Kreditanstalt fuer Wiederaufbau, 1.88%, 6/30/20	2,250	2,211

Landwirtschaftliche Rentenbank, 1.38%, 10/23/19	5,500	5,423
		10,623

Government Regional – 0.2%

Province of Ontario Canada, 1.63%, 1/18/19	4,000	3,989

Integrated Oils – 2.8%

BP Capital Markets PLC, 1.68%, 5/3/19	1,000	994
2.52%, 1/15/20	4,470	4,444
2.32%, 2/13/20	10,179	10,088
(Floating, ICE LIBOR USD 3M + 0.87%), 3.20%, 9/16/21 (1)	8,433	8,604

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 24.8% – continued

Integrated Oils – 2.8% – continued

Shell International Finance B.V., 1.38%, 5/10/19	$5,000	$4,963
1.38%, 9/12/19	15,269	15,067
2.13%, 5/11/20	12,140	11,980

Total Capital International S.A., 2.13%, 1/10/19	7,000	6,994
		63,134

Medical Equipment & Devices Manufacturing – 0.2%

Medtronic Global Holdings S.C.A, 1.70%, 3/28/19	5,575	5,549

Pharmaceuticals – 0.9%

AstraZeneca PLC, 1.95%, 9/18/19	5,105	5,059
2.38%, 11/16/20	4,171	4,107

Mylan N.V., 2.50%, 6/7/19	1,098	1,094

Sanofi, 4.00%, 3/29/21	3,874	3,950

Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	7,130	7,054
		21,264

Software & Services – 0.1%

Tencent Holdings Ltd., (Floating, ICE LIBOR USD 3M + 0.61%), 2.95%, 1/19/23 (1)(2)	1,818	1,812

Tobacco – 0.4%

BAT International Finance PLC, 2.75%, 6/15/20 (2)	10,000	9,896

Wireline Telecommunications Services – 0.7%

Deutsche Telekom International Finance B.V., 1.50%, 9/19/19 (2)	5,000	4,926
(Floating, ICE LIBOR USD 3M + 0.58%), 2.92%, 1/17/20 (1)(2)	10,750	10,789
		15,715
Total Foreign Issuer Bonds
(Cost $560,742)		559,779

U.S. GOVERNMENT AGENCIES – 0.4% (4)

Fannie Mae – 0.2%

1.50%, 7/30/20	4,700	4,593

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 0.4% (4) – continued

Federal Home Loan Bank – 0.2%

Federal Home Loan Banks, 1.88%, 3/13/20	$3,965	$3,912
Total U.S. Government Agencies
(Cost $8,656)		8,505

U.S. GOVERNMENT OBLIGATIONS – 4.7%

U.S. Treasury Notes – 4.7%
0.88%, 6/15/19	20,000	19,770
0.75%, 7/15/19	7,000	6,902
1.38%, 7/31/19	10,000	9,901
1.25%, 8/31/19	10,000	9,875
0.88%, 9/15/19	10,000	9,834
1.38%, 9/30/19	10,000	9,874
1.00%, 10/15/19	25,000	24,573
2.50%, 5/31/20	10,000	9,952
2.75%, 9/30/20	5,000	4,993
		105,674
Total U.S. Government Obligations
(Cost $106,974)		105,674

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.5%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (5)(6)	10,837,145	$10,837
Total Investment Companies
(Cost $10,837)		10,837

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.6%

U.S. Treasury Bill, 2.36%, 7/18/19 (7)	$10,000	$9,803

U.S. Treasury Bill, 2.43%, 8/15/19 (7)	25,300	24,745
Total Short-Term Investments
(Cost $34,575)		34,548

Total Investments – 100.0%
(Cost $2,265,635)		2,257,270

Other Assets less Liabilities – 0.0%		1,010
NET ASSETS – 100.0%		$2,258,280

(1)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)

Restricted security that has been deemed illiquid. At September 30, 2018, the value of these restricted illiquid securities amounted to approximately $24,342,000 or 1.1% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
Gosforth Funding PLC, Series 2017-1A, Class A1A, 2.81%, 12/19/59	9/19/17	$1,752

Holmes Master Issuer PLC, Series 2018-1A, Class A2, 2.70%, 10/15/54	3/9/18	3,600

Permanent Master Issuer PLC, Series 2018-1A, Class 1A1, 2.75%, 7/15/58	6/21/18	6,000

Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1, 3.10%, 1/21/70	2/18/16	4,400

Silverstone Master Issuer PLC, Series 2018-1A, Class 1A, 2.73%, 1/21/70	2/14/18	4,100

Trillium Credit Card Trust II, Series 2018-1A, Class A, 2.31%, 2/27/23	3/7/18	4,500

(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2018 is disclosed.
(7)	Discount rate at the time of purchase.

Percentages shown are based on Net Assets.

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	6.2%
U.S. Agency	0.4
AAA	15.1
AA	15.2
A	34.1
A2 (Short Term)	1.2
BBB	27.2

See Notes to the Financial Statements.

FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

QUALITY DISTRIBUTION*	% OF INVESTMENTS
Cash Equivalents	0.5%
Not Rated	0.1

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$–	$328,211	$–	$328,211
Commercial Paper (1)	–	28,086	–	28,086
Corporate Bonds (1)	–	1,181,630	–	1,181,630
Foreign Issuer Bonds (1)	–	559,779	–	559,779
U.S. Government Agencies (1)	–	8,505	–	8,505
U.S. Government Obligations (1)	–	105,674	–	105,674
Investment Companies	10,837	–	–	10,837
Short-Term Investments	–	34,548	–	34,548
Total Investments	$10,837	$2,246,433	$–	$2,257,270

(1)	Classification as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

Fannie Mae – Federal National Mortgage Association

ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate

USD – United States Dollar

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.5% (1)

Fannie Mae – 31.6%

Pool #555649, 7.50%, 10/1/32	$35	$38

Pool #893082, (Floating, ICE LIBOR USD 1Y + 1.91%, 10.82% Cap), 4.46%, 9/1/36 (2)	76	80

Pool #AS7568, 4.50%, 7/1/46	423	437

Pool #AS8807, 3.50%, 2/1/47	264	260

Pool #AS9615, 4.50%, 5/1/47	203	210

Pool #BD7060, 4.00%, 3/1/47	304	307

Pool #BE3619, 4.00%, 5/1/47	202	204

Pool #BE3702, 4.00%, 6/1/47	190	192

Pool #BH1179, 4.00%, 6/1/47	191	193

Pool #BH7071, 4.50%, 12/1/47	184	190

Pool #BH7924, 4.00%, 8/1/47	216	219

Pool #BJ9169, 4.00%, 5/1/48	390	394

Pool #BM3286, 4.50%, 11/1/47	248	255

Pool #CA0062, 4.00%, 7/1/47	402	406

Pool #CA0084, 4.50%, 8/1/47	319	330

Pool #CA0809, 4.00%, 11/1/47	332	336

Pool #CA1218, 4.50%, 2/1/48	259	267

Pool #MA2864, 3.50%, 1/1/47	176	174

Pool #MA2907, 4.00%, 2/1/47	255	258

Pool #MA2929, 3.50%, 3/1/47	180	178

Pool #MA2995, 4.00%, 5/1/47	273	276

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.5% (1) – continued

Fannie Mae – 31.6% – continued

Pool #MA3027, 4.00%, 6/1/47	$195	$197

Pool #MA3149, 4.00%, 10/1/47	206	208

Pool #MA3183, 4.00%, 11/1/47	312	315

Pool #MA3184, 4.50%, 11/1/47	194	200

Pool #MA3211, 4.00%, 12/1/47	316	319

Pool TBA, 10/18/48 (3)	3,475	3,528
		9,971

Freddie Mac – 0.8%

Pool #1J0365, (Floating, ICE LIBOR USD 1Y + 1.85%, 10.85% Cap), 4.06%, 4/1/37 (2)	78	81

Pool #1J2840, (Floating, ICE LIBOR USD 1Y + 1.90%, 10.75% Cap), 4.65%, 9/1/37 (2)	162	170

Pool #410092, (Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.16%, 10.28% Cap), 4.22%, 11/1/24 (2)	15	15
		266

Freddie Mac Gold – 0.3%

Pool #G08617, 4.50%, 11/1/44	104	108

Government National Mortgage Association – 1.8%

Series 2012-123, Class A, 1.04%, 7/16/46	337	300

Series 2013-17, Class AF, 1.21%, 11/16/43	287	274
		574

Government National Mortgage Association I – 0.0%

Pool #268360, 10.00%, 4/15/19 (4)	–	–

See Notes to the Financial Statements.

FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.5% (1) – continued

Government National Mortgage Association I – 0.0% – continued

Pool #270288, 10.00%, 6/15/19 (4)	$–	$–
		–
Total U.S. Government Agencies
(Cost $11,172)		10,919

U.S. GOVERNMENT OBLIGATIONS – 50.1%

U.S. Treasury Inflation Indexed Notes – 0.0%

0.50%, 1/15/28	5	5

U.S. Treasury Notes – 50.1%
2.50%, 6/30/20	2,231	2,220
2.38%, 3/15/21	7,083	7,002
2.75%, 8/15/21	1,355	1,350
2.75%, 7/31/23	1,675	1,660
2.75%, 2/28/25	3,634	3,581
		15,813
Total U.S. Government Obligations
(Cost $15,866)		15,818

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 17.7%

FlexShares® Disciplined Duration MBS Index Fund (5)	35,000	$801

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (5)(6)	4,779,697	4,780
Total Investment Companies
(Cost $5,588)		5,581

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.8%

U.S. Treasury Bill, 1.99%, 11/8/18 (7)(8)	$250	$250
Total Short-Term Investments
(Cost $249)		250

Total Investments – 103.1%
(Cost $32,875)		32,568

Liabilities less Other Assets – (3.1%)		(976)
NET ASSETS – 100.0%		$31,592

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(3)	When-Issued Security. Coupon rate was not in effect at September 30, 2018.
(4)	Principal Amount and Value rounds to less than one thousand.
(5)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(6)	7-day current yield as of September 30, 2018 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
5-Year U.S. Treasury Note	32	$3,599	Long	12/18	$(28)
Ultra 10-Year U.S. Treasury Note	(5)	630	Short	12/18	8
U.S. Treasury Long Bond	(7)	984	Short	12/18	20

Total					$–*

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

*	Amount rounds to less than one thousand.

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	51.1%
U.S. Agency	31.8
Not Rated	2.4
Cash Equivalents	14.7

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies (1)	$–		$10,919	$–	$10,919
U.S. Government Obligations (1)	–		15,818	–	15,818
Investment Companies	5,581		–	–	5,581
Short-Term Investments	–		250	–	250
Total Investments	$5,581		$26,987	$–	$32,568

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$28		$–	$–	$28
Liabilities
Futures Contracts	(28)		–	–	(28)
Total Other Financial Instruments	$–	*	$–	$–	$–	*

(1)	Classifications as defined in the Schedule of Investments.

*	Amount rounds to less than one thousand.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y – 1 Year

CMT – Constant Maturity

Fannie Mae – Federal National Mortgage Association

Freddie Mac – Federal Home Loan Mortgage Corporation

ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate MBS – Mortgage Backed Securities

TBA – To be Announced

USD – United States Dollar

See Notes to the Financial Statements.

FIXED INCOME FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2018 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 44 funds as of September 30, 2018, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Core Bond, Fixed Income, High Yield Fixed Income, Short Bond, Short-Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income, Ultra-Short Fixed Income and U.S. Government Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

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FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract positions and investment strategies utilized during the six months ended September 30, 2018, were as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY
Core Bond	Long and Short	Hedging/Liquidity
Fixed Income	Short	Hedging/Liquidity
Short-Intermediate U.S. Government	Long and Short	Hedging/Liquidity
U.S. Government	Long and Short	Hedging/Liquidity

At September 30, 2018, the aggregate market value of assets pledged to cover margin requirements for open positions for the Short- Intermediate U.S. Government and U.S. Government Funds was approximately $1,597,000 and $250,000, respectively. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts or forward currency exchange contracts for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or may also be authorized to enter into such transactions as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No forward foreign currency exchange contracts were held by the Funds during the six months ended September 30, 2018.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or liquid assets having

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FIXED INCOME FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2018, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

On January 6, 2014, certain Funds entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which each party has agreed to pledge cash and/or securities as collateral to secure the repayment of the its obligations to the other party under the MSFTA. No collateral has been pledged to or received by the Funds as of September 30, 2018.

F) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

H) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

I) REDEMPTION FEES The High Yield Fixed Income Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectuses.

Redemption fees for the six months ended September 30, 2018 were approximately $21,000 for the High Yield Fixed income Fund. Redemption fees for the fiscal year ended March 31, 2018 were approximately $92,000 for the High Yield Fixed Income Fund. These amounts are included in “Payments for Shares Redeemed” in Note 8 – Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share for both periods.

J) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Core Bond	Daily	Monthly
Fixed Income	Daily	Monthly
High Yield Fixed Income	Daily	Monthly
Short Bond	Daily	Monthly
Short-Intermediate U.S. Government	Daily	Monthly
Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly
Ultra-Short Fixed Income	Daily	Monthly
U.S. Government	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to net operating losses, Section 988 currency gains and losses, and paydowns. These reclassifications have no impact on the net assets or the net asset values per share of the Funds. At March 31, 2018, the following reclassifications were recorded:

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FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Core Bond	$621	$(592)	$(29)
Fixed Income	2,957	(2,633)	(324)
Short Bond	80	(26)	(54)
Short-Intermediate U.S. Government	223	(223)	–
U.S. Government	40	(40)	–

K) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2017 through the fiscal year ended March 31, 2018, the following Funds incurred net capital losses and/or late year ordinary losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Core Bond	$1,296
Tax-Advantaged Ultra-Short Fixed Income	434
Ultra-Short Fixed Income	614

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012 and for the Core Bond Fund and the Short Bond Fund, the fiscal year ended November 30, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or November 30, 2012, as applicable, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The High Yield Fixed Income Fund had approximately $54,077,000 of capital loss carryforwards that were utilized during the fiscal year ended March 31, 2018.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Post-enactment losses

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Core Bond	$4,367	$81
Fixed Income	15,151	6,685
High Yield Fixed Income	122,615	240,105
Short Bond	2,469	7,522
Short-Intermediate U.S. Government	4,159	544
U.S. Government	1,180	55

At March 31, 2018, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Core Bond	$–	$–	$–	$(2,684)
Fixed Income	–	–	–	(12,079)
High Yield Fixed Income	–	3,037	–	(52,157)
Short Bond	–	–	–	(4,637)
Short-Intermediate U.S. Government	–	41	–	(972)
Tax-Advantaged Ultra-Short Fixed Income	263	140	–	(15,182)
Ultra-Short Fixed Income	–	665	426	(10,901)
U.S. Government	–	100	–	(225)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Core Bond	$–	$6,965	$–	$–
Fixed Income	–	37,826	–	–
High Yield Fixed Income	–	250,329	–	–
Short Bond	–	9,031	–	–

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FIXED INCOME FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Short-Intermediate U.S. Government	$–	$1,809	$–	$–
Tax-Advantaged Ultra-Short Fixed Income	30,208	9,050	–	–
Ultra-Short Fixed Income	–	33,355	450	–
U.S. Government	–	369	–	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Core Bond	$–	$7,344	$–	$–
Fixed Income	–	34,879	–	–
High Yield Fixed Income	–	289,418	–	–
Short Bond	–	7,237	–	130
Short-Intermediate U.S. Government	–	1,312	–	–
Tax-Advantaged Ultra-Short Fixed Income	16,361	11,319	–	–
Ultra-Short Fixed Income	–	20,306	–	–
U.S. Government	–	274	–	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2018, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2018.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2018.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 20, 2017, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 14-15, 2018, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 19, 2018 and will expire on November 18, 2019, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2018.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below.

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FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

In addition, NTI has agreed, effective July 31, 2018, to reimburse acquired fund fees and expenses related to investments in non-money market mutual funds or exchange traded funds managed by NTI for the Short Bond, Short-Intermediate U.S. Government and U.S. Government Funds. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2018, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Core Bond	0.38%	0.369%	0.358%	0.40%
Fixed Income	0.43%	0.417%	0.404%	0.45%
High Yield Fixed Income (1)	0.79%	0.766%	0.743%	0.78%
Short Bond	0.38%	0.369%	0.358%	0.40%
Short-Intermediate U.S. Government	0.38%	0.369%	0.358%	0.40%
Tax-Advantaged Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%
Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%
U.S. Government	0.38%	0.369%	0.358%	0.40%

(1)	Prior to April 1, 2018, the contractual expense limitation for the High Yield Fixed Income Fund was 0.80%.

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2019. The contractual reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI or its affiliates. At September 30, 2018, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a

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FIXED INCOME FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2018, the following Fund engaged in purchases and/or sales of securities from an affiliated entity:

Amounts in thousands	PURCHASES	SALES*
Tax-Advantaged Ultra-Short Fixed Income	$195,275	$107,430

*	During the six months ended September 30, 2018, the realized gain (loss) associated with these transactions was zero.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2018, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Core Bond	$394,389	$34,862	$321,151	$93,031

Fixed Income	1,354,324	166,432	1,283,087	260,165

High Yield Fixed Income	–	1,414,680	–	985,350

Short Bond	163,429	148,628	107,390	198,949

Short-Intermediate U.S. Government	299,732	2,697	324,104	–

Tax-Advantaged Ultra-Short Fixed Income	–	871,769	–	1,171,507

Ultra-Short Fixed Income	29,946	531,085	141,616	704,523

U.S. Government	95,608	808	90,258	–

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.

At September 30, 2018, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Core Bond	$171	$(6,758)	$(6,587)	$299,223

Fixed Income	6,547	(32,914)	(26,367)	1,223,863

High Yield Fixed Income	44,457	(81,883)	(37,426)	4,127,119

Short Bond	507	(4,512)	(4,005)	525,173

Short-Intermediate U.S. Government	274	(1,719)	(1,445)	99,474

Tax-Advantaged Ultra Short Fixed Income	2,498	(15,495)	(12,997)	3,645,377

Ultra-Short Fixed Income	4,186	(12,551)	(8,365)	2,265,635

U.S. Government	–	(359)	(359)	32,927

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2018, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Core Bond	6,647	$65,704	64	$634	(4,189)	$(41,410)	2,522	$24,928

Fixed Income	16,775	164,753	375	3,682	(15,939)	(156,599)	1,211	11,836

High Yield Fixed Income	121,586	814,367	1,634	10,953	(45,957)	(308,186)	77,263	517,134

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FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Short Bond	4,715	$87,506	61	$1,136	(3,167)	$(58,767)	1,609	$29,875

Short-Intermediate U.S. Government	459	4,389	82	785	(2,011)	(19,162)	(1,470)	(13,988)

Tax-Advantaged Ultra-Short Fixed Income	83,518	843,969	741	7,489	(110,981)	(1,121,149)	(26,722)	(269,691)

Ultra-Short Fixed Income	54,629	554,630	1,216	12,343	(88,793)	(901,510)	(32,948)	(334,537)

U.S. Government	1,057	9,903	15	139	(110)	(1,036)	962	9,006

Transactions in capital shares for the fiscal year ended March 31, 2018, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Core Bond	10,057	$102,260	93	$943	(9,129)	$(93,151)	1,021	$10,052

Fixed Income	26,658	269,712	709	7,194	(24,361)	(247,348)	3,006	29,558

High Yield Fixed Income	101,469	698,677	4,530	31,100	(224,863)	(1,540,467)	(118,864)	(810,690)

Short Bond	8,084	152,081	79	1,493	(8,186)	(153,855)	(23)	(281)

Short-Intermediate U.S. Government	1,557	15,168	98	952	(3,331)	(32,559)	(1,676)	(16,439)

Tax-Advantaged Ultra-Short Fixed Income	278,803	2,823,464	1,013	10,251	(242,396)	(2,453,287)	37,420	380,428

Ultra-Short Fixed Income	169,413	1,726,686	1,541	15,703	(131,964)	(1,346,151)	38,990	396,238

U.S. Government	441	4,235	18	168	(519)	(4,985)	(60)	(582)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2018, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Core Bond	Northern Institutional Funds - U.S. Government Portfolio	$2,590	$152,667	$(134,501)	$–	$–	$88	$20,756	20,756
Fixed Income	Northern Institutional Funds - U.S. Government Portfolio	2,598	489,482	(431,478)	–	–	242	60,602	60,602
High Yield Fixed Income	Northern Institutional Funds - U.S. Government Portfolio	54,528	954,906	(784,154)	–	–	1,488	225,280	225,280
Short Bond	FlexShares® Disciplined Duration MBS Index Fund	–	13,002	–	(115)	–	51	12,887	563
	Northern Institutional Funds - U.S. Government Portfolio	127	183,641	(166,591)	–	–	87	17,177	17,177
	Total	127	196,643	(166,591)	(115)	–	138	30,064	17,740

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FIXED INCOME FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Short-Intermediate U.S. Government	FlexShares® Disciplined Duration MBS Index Fund	–	2,697	–	(24)	–	11	2,673	117
	Northern Institutional Funds - U.S. Government Portfolio	5,023	88,387	(87,500)	–	–	51	5,910	5,910
	Total	5,023	91,084	(87,500)	(24)	–	62	8,583	6,027
Tax-Advantaged Ultra-Short Fixed Income	Northern Institutional Funds - U.S. Government Portfolio	21,078	1,280,576	(1,278,280)	–	–	335	23,374	23,374
Ultra-Short Fixed Income	Northern Institutional Funds - U.S. Government Portfolio	29,485	666,735	(685,383)	–	–	272	10,837	10,837
U.S. Government	FlexShares® Disciplined Duration MBS Index Fund	–	808	–	(7)	–	3	801	35
	Northern Institutional Funds - U.S. Government Portfolio	1,821	30,197	(27,238)	–	–	26	4,780	4,780
	Total	1,821	31,005	(27,238)	(7)	–	29	5,581	4,815

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2018:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE		STATEMENTS OF LIABILITIES LOCATION	VALUE

Short-Intermediate U.S. Government Fund	Interest rate contracts	Net Assets - Net unrealized appreciation	227	*	Net Assets - Net unrealized depreciation	(130	)*

U.S. Government	Interest rate contracts	Net Assets - Net unrealized appreciation	28	*	Net Assets - Net unrealized depreciation	(28	)*

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2018:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Core Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	$(36)

Fixed Income	Interest rate contracts	Net realized gains (losses) on futures contracts	(414)

Short-Intermediate U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	(141)

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FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	$(21)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Core Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$85

Fixed Income	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	432

Short-Intermediate U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	341

U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	28

Volume of derivative activity for the six months ended September 30, 2018*:

	INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Core Bond	1	$5,642

Fixed Income	2	12,217

Short-Intermediate U.S. Government	9	7,358

U.S. Government	7	1,518

*	Activity for the period is measured by number of trades during the period and average notional amount for futures interest rate contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments as described above is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the ASU 2017-08 is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for

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FIXED INCOME FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4 - Bank Borrowings and the item noted below.

A Special Joint Meeting of Shareholders of Northern Funds and Northern Institutional Funds was held on October 24, 2018. At the meeting, shareholders of the Ultra-Short Fixed Income Fund approved a change to the Fund’s industry concentration policy to cause the Fund to invest, under normal market conditions, 25% or more of its total assets in securities issued by companies in the financial services industry, and shareholders of the Trust elected eight Trustees. See “Shareholder Meeting Results” below on page 102.

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FIXED INCOME FUNDS

SHAREHOLDER MEETING RESULTS	SEPTEMBER 30, 2018 (UNAUDITED)

A Special Joint Meeting of Shareholders of Northern Funds and Northern Institutional Funds was held on October 24, 2018, at the office of The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois. At the meeting, the following matters were voted upon by the shareholders of Northern Funds (the resulting votes are presented below):

1. Election of eight Trustees of Northern Funds.

NOMINEE	AFFIRMATIVE	WITHHELD
Therese M. Bobek	17,848,259,502.142	60,151,369.599
Mark G. Doll	17,837,611,403.775	70,799,467.966
Sandra Polk Guthman	17,827,972,827.529	80,438,044.212
Thomas A. Kloet	17,838,253,061.217	70,157,810.524
David R. Martin	17,830,027,812.404	78,383,059.337
Cynthia R. Plouché	17,835,803,612.482	72,607,259.259
Mary Jacobs Skinner	17,844,143,895.597	64,266,976.144
Darek Wojnar	17,839,889,785.968	68,521,085.773

2. To approve a change in the fundamental industry concentration policy of the Ultra-Short Fixed Income Fund to cause the Fund to invest, under normal market conditions, 25% or more of its total assets in securities issued by companies in the financial services industry.

FUND	FOR	AGAINST	ABSTAIN	BROKER NON-VOTE

Ultra-Short Fixed Income	161,085,690.191	71,866.558	11,327,695.337	8,006,522.024

FIXED INCOME FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

FUND EXPENSES	SEPTEMBER 30, 2018 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income Fund; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2018 through September 30, 2018.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/2018 - 9/30/2018” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 93), if any, in the High Yield Fixed Income Fund. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 96), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CORE BOND
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.41%	$1,000.00	$996.40	$2.05
Hypothetical	0.41%	$1,000.00	$1,023.01	$2.08

FIXED INCOME
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.45%	$1,000.00	$1,002.10	$2.26
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28

HIGH YIELD FIXED INCOME
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.78%	$1,000.00	$1,031.10	$3.97
Hypothetical	0.78%	$1,000.00	$1,021.16	$3.95

SHORT BOND
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.40%	$1,000.00	$1,009.60	$2.02
Hypothetical	0.40%	$1,000.00	$1,023.06	$2.03

SHORT-INTERMEDIATE U.S. GOVERNMENT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.41%	$1,000.00	$1,001.00	$2.06
Hypothetical	0.41%	$1,000.00	$1,023.01	$2.08

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.25%	$1,000.00	$1,007.90	$1.26
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

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FIXED INCOME FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2018 (UNAUDITED)

ULTRA-SHORT FIXED INCOME

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.25%	$1,000.00	$1,011.90	$1.26
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27

U.S. GOVERNMENT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.45%	$1,000.00	$999.50	$2.26
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

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FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2018 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 16-17, 2018 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 14-15, 2018 and April 12, 2018. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Funds resulting from their meetings and other interactions throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing reporting and cybersecurity program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of each Fund’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. They also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing

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FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees considered Northern’s preparations with respect to the increased Securities and Exchange Commission (“SEC”) reporting requirements and liquidity risk management program required by new regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior and other investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each Fund, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. The Trustees also reviewed the Funds’ performance relative to their performance benchmarks. The Trustees also considered the Funds’ three-year performance versus net expenses as calculated by Broadridge, noting that the High Yield Fixed Income Fund generally had lower returns and greater expenses as compared to its peer group. The Trustees considered that:

•

The Core Bond Fund outperformed its Broadridge performance universe average for the one- and five- year periods and underperformed for the three-year period ended January 31, 2018. The Fund outperformed its benchmark for the one-year period and underperformed for the three- and five-year periods ended March 31, 2018.

•

The Fixed Income Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018. The Fund underperformed its benchmark for the three-year period and outperformed its benchmark for the one- and five-year periods ended March 31, 2018.

•

The High Yield Fixed Income Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018. The Fund underperformed its benchmark for the three- and five-year periods and outperformed its benchmark for the one-year period ended March 31, 2018.

•

The Short Bond Fund underperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018. The Fund outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2018.

•

The Short-Intermediate U.S. Government Fund underperformed its Broadridge performance universe average for the one- and five-year periods and outperformed for the three-year period ended January 31, 2018. The Fund underperformed its benchmark for the one-, three- and five-year periods ended March 31, 2018.

•

The Tax-Advantaged Ultra-Short Fixed Income Fund underperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018. The Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three- and five-year periods ended March 31, 2018.

•	The Ultra-Short Fixed Income Fund underperformed its Broadridge performance universe average for the one-year period and outperformed for the three- and five-year periods

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FIXED INCOME FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

ended January 31, 2018. The Fund outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2018.

•

The U.S. Government Fund underperformed its Broadridge performance universe average for the one-, three-and five-year periods ended January 31, 2018. The Fund underperformed its benchmark for the one-, three- and five-year periods ended March 31, 2018.

The Trustees took into account management’s discussion of the Funds’ performance and considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Funds. Specifically, they took into consideration that Northern’s more risk averse investment strategies may cause certain Funds to underperform against its peers during certain market environments. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees expected and believed also that Northern was appropriately monitoring underperforming Funds and noted that the in-depth performance reviews provided by Northern had assisted them in that regard.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated: the Funds’ contractual and net (after expense reimbursements) management fee rates; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. The Trustees also noted certain other actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions and expense limitation reductions with respect to certain Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees received by Northern, if any, from the applicable money market fund.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total net operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of the Funds against each Fund’s respective Broadridge peer group, peer universe and objective median (the median total expense ratio of all of the funds in each Fund’s respective Broadridge category, regardless of sales charges). In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that:

•

The Core Bond Fund’s net management fee was higher than its Broadridge peer group median and lower than its peer universe median, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians.

•

The Fixed Income Fund’s net management fee was lower than its Broadridge peer group median and higher than its peer universe median, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians.

•

The High Yield Fixed Income Fund’s net management fee was higher than its Broadridge peer group and peer universe medians, and its total expense ratio, after reimbursement of expenses, was higher than its Broadridge peer group median and lower than its peer universe median.

•

The Short Bond Fund’s net management fee was higher than its Broadridge peer group and lower than its peer universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians.

•

The Short-Intermediate U.S. Government Fund’s net management fee was lower than its Broadridge peer group and peer universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians.

•

The Tax-Advantaged Ultra-Short Fixed Income Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians.

•

The Ultra-Short Fixed Income Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group median and universe medians.

•

The U.S. Government Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians.

NORTHERN FUNDS SEMIANNUAL REPORT	107	FIXED INCOME FUNDS

FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

The Trustees noted that the total net expenses of all of the Funds after reimbursements were below the objective median of its respective Broadridge category. The Trustees also took into account Northern’s discussion of the Funds’ expenses and that Northern had reimbursed expenses for the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered: the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly traded advisers as provided by Broadridge. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of each of the Funds and the quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees noted that each of the Funds had breakpoints in its management fee structures. The Trustees also noted that the total net expenses of all of the Funds after reimbursements were below the objective median of their respective Broadridge category.

The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Funds’ asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders.

Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

FIXED INCOME FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT	109	FIXED INCOME FUNDS

FIXED INCOME FUNDS

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FIXED INCOME FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT	111	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME FUNDS	112	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULES OF INVESTMENTS

7	BOND INDEX FUND
Ticker Symbol: NOBOX

83	U.S. TREASURY INDEX FUND
Ticker Symbol: BTIAX

87	NOTES TO THE FINANCIAL STATEMENTS

94	SHAREHOLDER MEETING RESULTS

95	FUND EXPENSES

96	APPROVAL OF MANAGEMENT AGREEMENT

100	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2018 (UNAUDITED)

Amounts in thousands, except per share data	BOND INDEX FUND	U.S. TREASURY INDEX FUND
ASSETS:
Investments, at value	$2,961,341	$77,372
Investments in affiliates, at value	136,225	133
Interest income receivable	18,138	476
Dividend income receivable	192	–
Receivable for securities sold	37,597	1,777
Receivable for fund shares sold	2,244	110
Receivable from investment adviser	22	2
Prepaid and other assets	42	11
Total Assets	3,155,801	79,881
LIABILITIES:
Payable for securities purchased	32,246	1,775
Payable for when-issued securities	138,627	–
Payable for fund shares redeemed	2,519	1
Distributions payable to shareholders	1,401	27
Payable to affiliates:
Management fees	64	2
Custody fees	4	–
Shareholder servicing fees	113	–
Transfer agent fees	7	–
Trustee fees	9	4
Accrued other liabilities	68	27
Total Liabilities	175,058	1,836
Net Assets	$2,980,743	$78,045
ANALYSIS OF NET ASSETS:
Capital stock	$3,048,832	$81,497
Accumulated undistributed net investment loss	(75)	(7)
Accumulated undistributed net realized loss	(9,611)	(1,226)
Net unrealized depreciation	(58,403)	(2,219)
Net Assets	$2,980,743	$78,045
Shares Outstanding ($.0001 par value, unlimited authorization)	293,890	3,770
Net Asset Value, Redemption and Offering Price Per Share	$10.14	$20.70
Investments, at cost	$3,019,744	$79,591
Investments in affiliates, at cost	136,225	133

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

Amounts in thousands	BOND INDEX FUND	U.S. TREASURY INDEX FUND
INVESTMENT INCOME:
Interest Income	$40,958	$868
Dividend income from investments in affiliates	735	2
Total Investment Income	41,693	870
EXPENSES:
Management fees	1,829	52
Custody fees	152	11
Transfer agent fees	211	6
Blue sky fees	46	10
SEC fees	4	1
Printing fees	20	7
Audit fees	14	9
Legal fees	16	10
Shareholder servicing fees	113	–
Trustee fees	15	5
Other	22	6
Total Expenses	2,442	117
Less expenses reimbursed by investment adviser	(310)	(50)
Net Expenses	2,132	67
Net Investment Income	39,561	803
NET REALIZED AND UNREALIZED LOSSES:
Net realized gains (losses) on:
Investments	(3,889)	(291)
Net changes in unrealized depreciation on:
Investments	(42,009)	(971)
Net Losses	(45,898)	(1,262)
Net Decrease in Net Assets Resulting from Operations	$(6,337)	$(459)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2018

	BOND INDEX FUND		U.S. TREASURY INDEX FUND
Amounts in thousands	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018
OPERATIONS:
Net investment income	$39,561	$64,756	$803	$1,619
Net realized gains (losses)	(3,889)	3,329	(291)	(504)
Net change in unrealized depreciation	(42,009)	(40,768)	(971)	(693)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,337)	27,317	(459)	422
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	256,695	314,958	(2,169)	(25,924)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	256,695	314,958	(2,169)	(25,924)
DISTRIBUTIONS PAID:
From net investment income	(39,561)	(68,947)	(804)	(1,620)
Total Distributions Paid	(39,561)	(68,947)	(804)	(1,620)
Total Increase (Decrease) in Net Assets	210,797	273,328	(3,432)	(27,122)
NET ASSETS:
Beginning of period	2,769,946	2,496,618	81,477	108,599
End of period	$2,980,743	$2,769,946	$78,045	$81,477
Accumulated Undistributed Net Investment Loss	$(75)	$(75)	$(7)	$(6)

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

FINANCIAL HIGHLIGHTS

BOND INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$10.31	$10.47	$10.74	$10.84	$10.54	$10.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.26	0.25	0.25	0.27	0.25
Net realized and unrealized gains (losses)	(0.17)	(0.14)	(0.24)	(0.06)	0.32	(0.29)
Total from Investment Operations	(0.03)	0.12	0.01	0.19	0.59	(0.04)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.28)	(0.27)	(0.27)	(0.28)	(0.28)
From net realized gains	–	–	(0.01)	(0.02)	(0.01)	(0.01)
Total Distributions Paid	(0.14)	(0.28)	(0.28)	(0.29)	(0.29)	(0.29)
Net Asset Value, End of Period	$10.14	$10.31	$10.47	$10.74	$10.84	$10.54
Total Return(1)	(0.25)%	1.13%	0.14%	1.90%	5.64%	(0.31)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,980,743	$2,769,946	$2,496,618	$2,630,015	$2,728,675	$2,248,542
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before reimbursements and credits	0.17%	0.17%	0.17%	0.17%	0.23%	0.44%
Net investment income, net of reimbursements and credits(3)	2.81%	2.50%	2.35%	2.40%	2.44%	2.43%
Net investment income, before reimbursements and credits	2.79%	2.48%	2.33%	2.38%	2.36%	2.14%
Portfolio Turnover Rate	31.78%	44.51%	65.28%	88.99%	81.30%	88.79%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $58,000, $97,000, $126,000, $87,000, $26,000, and 101,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2018 and the fiscal years ended March 31, 2018 and 2017, and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. TREASURY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$21.03		$21.35		$22.13		$22.17		$21.43	$22.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21		0.38		0.34		0.32		0.29	0.26
Net realized and unrealized gains (losses)	(0.33)		(0.32)		(0.70)		0.16		0.81	(0.59)
Total from Investment Operations	(0.12)		0.06		(0.36)		0.48		1.10	(0.33)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.21)		(0.38)		(0.34)		(0.32)		(0.29)	(0.26)
From net realized gains	–		–		(0.08)		(0.20)		(0.07)	(0.23)
Total Distributions Paid	(0.21)		(0.38)		(0.42)		(0.52)		(0.36)	(0.49)
Net Asset Value, End of Period	$20.70		$21.03		$21.35		$22.13		$22.17	$21.43
Total Return(1)	(0.57)%		0.24%		(1.63)%		2.25%		5.20%	(1.44)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$78,045		$81,477		$108,599		$123,516		$91,254	$114,262
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.17	%(3)	0.17	%(3)	0.16	%(3)	0.16	%(3)	0.16%	0.15	%(3)
Expenses, before reimbursements and credits	0.29%		0.28%		0.25%		0.26%		0.40%	0.68%
Net investment income, net of reimbursements and credits	2.00	%(3)	1.74	%(3)	1.53	%(3)	1.47	%(3)	1.34%	1.20	%(3)
Net investment income, before reimbursements and credits	1.88%		1.63%		1.44%		1.37%		1.10%	0.67%
Portfolio Turnover Rate	15.98%		34.21%		38.93%		68.57%		50.58%	69.65%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000 which represents less than 0.01 percent of average net assets for six months ended September 30, 2018 and the fiscal years ended March 31, 2018 and 2017, and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7%

Auto Floor Plan – 0.0%

Ally Master Owner Trust, Series 2018-1, Class A2 2.70%, 1/17/23	$100	$99

Ally Master Owner Trust, Series 2018-2, Class A 3.29%, 5/15/23	150	150

Ford Credit Floorplan Master Owner Trust, Series 2017-1, Class A1 2.07%, 5/15/22	325	320

Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A1 2.16%, 9/15/22	125	123

Ford Credit Floorplan Master Owner Trust, Series 2018-1, Class A1 2.95%, 5/15/23	50	50

Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A 3.17%, 3/15/25	50	49
		791

Automobile – 0.2%

Ally Auto Receivables Trust, Series 2017-4, Class A3 1.75%, 12/15/21	100	99

Ally Auto Receivables Trust, Series 2018-1, Class A3 2.35%, 6/15/22	100	99

Ally Auto Receivables Trust, Series 2018-3, Class A4 3.12%, 7/17/23	100	100

Americredit Automobile Receivables Trust, Series 2016-4, Class B 1.83%, 12/8/21	50	49

Americredit Automobile Receivables Trust, Series 2016-4, Class C 2.41%, 7/8/22	50	49

Americredit Automobile Receivables Trust, Series 2016-4, Class D 2.74%, 12/8/22	60	59

AmeriCredit Automobile Receivables Trust, Series 2017-2, Class C 2.97%, 3/20/23	125	124

AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D 3.42%, 4/18/23	100	99

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Automobile – 0.2% – continued

Americredit Automobile Receivables Trust, Series 2018-1, Class A3 3.07%, 12/19/22	$100	$100

Americredit Automobile Receivables Trust, Series 2018-1, Class B 3.26%, 1/18/24	100	100

BMW Vehicle Lease Trust, Series 2017-2, Class A3 2.07%, 10/20/20	150	149

BMW Vehicle Owner Trust, Series 2018-A, Class A3 2.35%, 4/25/22	150	148

CarMax Auto Owner Trust, Series 2017-2, Class A3 1.93%, 3/15/22	200	198

CarMax Auto Owner Trust, Series 2017-4, Class A4 2.33%, 5/15/23	100	97

CarMax Auto Owner Trust, Series 2018-1, Class A3 2.48%, 11/15/22	225	222

Fifth Third Auto Trust, Series 2017-1, Class A3 1.80%, 2/15/22	100	99

Ford Credit Auto Lease Trust, Series 2017-B, Class A4 2.17%, 2/15/21	100	99

Ford Credit Auto Lease Trust, Series 2018-B, Class A3 3.19%, 12/15/21	100	100

Ford Credit Auto Owner Trust, Series 2016-B, Class A4 1.52%, 8/15/21	100	98

Ford Credit Auto Owner Trust, Series 2016-B, Class B 1.85%, 9/15/21	50	49

Ford Credit Auto Owner Trust, Series 2017-A, Class B 2.24%, 6/15/22	100	98

Ford Credit Auto Owner Trust, Series 2017-C, Class A3 2.01%, 3/15/22	100	99

Ford Credit Auto Owner Trust, Series 2017-C, Class B 2.35%, 4/15/23	100	98

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Automobile – 0.2% – continued

Ford Credit Auto Owner Trust, Series 2017-C, Class C 2.50%, 5/15/24	$100	$98

Ford Credit Auto Owner Trust, Series 2018-A, Class A3 3.03%, 11/15/22	100	100

GM Financial Automobile Leasing Trust, Series 2018-1, Class A3 2.61%, 1/20/21	150	149

GM Financial Automobile Leasing Trust, Series 2018-1, Class C 3.11%, 12/20/21	50	50

GM Financial Automobile Leasing Trust, Series 2018-3, Class A3 3.18%, 6/21/21	100	100

GM Financial Automobile Leasing Trust, Series 2018-3, Class C 3.70%, 7/20/22	100	100

GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3 2.32%, 7/18/22	100	99

Honda Auto Receivables Owner Trust, Series 2017-3, Class A3 1.79%, 9/20/21	200	197

Honda Auto Receivables Owner Trust, Series 2017-3, Class A4 1.98%, 11/20/23	100	97

Honda Auto Receivables Owner Trust, Series 2017-4, Class A3 2.05%, 11/22/21	150	148

Honda Auto Receivables Owner Trust, Series 2018-2, Class A3 3.01%, 5/18/22	100	100

Hyundai Auto Receivables Trust, Series 2016-A, Class A4 1.73%, 5/16/22	250	247

Hyundai Auto Receivables Trust, Series 2017-B, Class A3 1.77%, 1/18/22	100	98

Hyundai Auto Receivables Trust, Series 2017-B, Class A4 1.96%, 2/15/23	100	97

Mercedes-Benz Auto Lease Trust, Series 2018-A, Class A3 2.41%, 2/16/21	150	149

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Automobile – 0.2% – continued

Nissan Auto Lease Trust, Series 2017-B, Class A3 2.05%, 9/15/20	$150	$149

Nissan Auto Receivables Owner Trust, Series 2016-B, Class A4 1.54%, 10/17/22	150	147

Nissan Auto Receivables Owner Trust, Series 2017-B, Class A3 1.75%, 10/15/21	100	99

Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4 1.95%, 10/16/23	100	97

Nissan Auto Receivables Owner Trust, Series 2017-C, Class A3 2.12%, 4/18/22	100	99

Santander Drive Auto Receivables Trust, Series 2016-3, Class C 2.46%, 3/15/22	100	99

Santander Drive Auto Receivables Trust, Series 2016-3, Class D 2.80%, 8/15/22	100	99

Santander Drive Auto Receivables Trust, Series 2018-1, Class B 2.63%, 7/15/22	100	99

Santander Drive Auto Receivables Trust, Series 2018-2, Class B 3.03%, 9/15/22	100	100

Santander Drive Auto Receivables Trust, Series 2018-2, Class C 3.35%, 7/17/23	100	99

Santander Drive Auto Receivables Trust, Series 2018-3, Class D 4.07%, 8/15/24	50	50

Toyota Auto Receivables Owner Trust, Series 2017-D, Class A3 1.93%, 1/18/22	150	147

Toyota Auto Receivables Owner Trust, Series 2017-D, Class A4 2.12%, 2/15/23	100	97

Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3 2.35%, 5/16/22	100	99

Toyota Auto Receivables Owner Trust, Series 2018-B, Class A3 2.96%, 9/15/22	100	100

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Automobile – 0.2% – continued

Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3 3.02%, 11/21/22	$100	$100

World Omni Auto Receivables Trust, Series 2016-A, Class A4 1.95%, 5/16/22	250	246

World Omni Auto Receivables Trust, Series 2017-A, Class A3 1.93%, 9/15/22	200	198

World Omni Auto Receivables Trust, Series 2018-B, Class A3 2.87%, 7/17/23	100	99

World Omni Automobile Lease Securitization Trust, Series 2018-B, Class A3 3.19%, 12/15/21	100	100
		6,584

Commercial Mortgage-Backed Securities – 1.2%

Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4 3.17%, 7/15/49	300	289

BANK, Series 2017-BNK7, Class A5 3.44%, 9/15/60	250	243

BANK, Series 2017-BNK9, Class A4 3.54%, 11/15/54	250	244

BANK, Series 2018-BN10, Class A5 3.69%, 2/15/61	100	99

BANK, Series 2018-BN11, Class A3 4.05%, 3/15/61	200	203

BANK, Series 2018-BN12, Class A4 4.26%, 5/15/61	300	310

BANK, Series 2018-BN13, Class A5 4.22%, 8/15/61	100	103

BANK, Series 2018-BN14, Class A2 4.13%, 9/15/60	100	103

BANK, Series 2018-BN14, Class A4 4.23%, 9/15/60	200	207

BENCHMARK Mortgage Trust, Series 2018-B1, Class A2 3.57%, 1/15/51	250	251

BENCHMARK Mortgage Trust, Series 2018-B2, Class A2 3.66%, 2/15/51	200	202

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Commercial Mortgage-Backed Securities – 1.2% – continued

BENCHMARK Mortgage Trust, Series 2018-B2, Class A5 3.88%, 2/15/51	$150	$151

BENCHMARK Mortgage Trust, Series 2018-B3, Class A2 3.85%, 4/10/51	500	508

BENCHMARK Mortgage Trust, Series 2018-B3, Class A5 4.03%, 4/10/51	100	102

BENCHMARK Mortgage Trust, Series 2018-B4, Class A2 3.98%, 7/15/51	100	102

BENCHMARK Mortgage Trust, Series 2018-B5, Class A2 4.08%, 7/15/51	100	103

BENCHMARK Mortgage Trust, Series 2018-B5, Class A4 4.21%, 7/15/51	400	412

BENCHMARK Mortgage Trust, Series 2018-B6, Class A2 11/10/51 (1)	400	413

CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A2 3.31%, 11/15/50	250	248

CD Mortgage Trust, Series 2017-CD4, Class A4 3.51%, 5/10/50	250	245

CD Mortgage Trust, Series 2017-CD5, Class A4 3.43%, 8/15/50	250	243

CD Mortgage Trust, Series 2017-CD6, Class A5 3.46%, 11/13/50	200	195

CD Mortgage Trust, Series 2018-CD7, Class A4 4.28%, 8/15/51	200	207

CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3 3.87%, 1/10/48	300	301

CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4 3.28%, 5/10/58	250	242

CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4 3.46%, 8/15/50	250	243

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Commercial Mortgage-Backed Securities – 1.2% – continued

Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4 3.02%, 9/10/45	$400	$395

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4 4.37%, 9/10/46	350	364

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS 4.65%, 9/10/46	100	103

Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4 3.64%, 10/10/47	100	100

Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5 3.14%, 2/10/48	200	194

Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5 3.72%, 9/15/48	200	201

Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4 3.21%, 5/10/49	250	241

Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4 3.15%, 11/15/49	150	143

Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5 3.62%, 2/10/49	300	298

Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4 3.31%, 4/10/49	250	243

Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4 3.33%, 4/15/49	250	243

Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4 3.47%, 9/15/50	250	243

Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4 4.01%, 3/10/51	100	101

Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4 4.23%, 6/10/51	200	206

Commercial Mortage Trust, Series 2018-COR3, Class A3 4.23%, 5/10/51	200	206

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Commercial Mortgage-Backed Securities – 1.2% – continued

Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A3 3.96%, 2/10/47	$420	$429

Commercial Mortgage Trust, Series 2012-CR2, Class A4 3.15%, 8/15/45	335	332

Commercial Mortgage Trust, Series 2012-CR3, Class A3 2.82%, 10/15/45	243	238

Commercial Mortgage Trust, Series 2012-CR4, Class A3 2.85%, 10/15/45	150	146

Commercial Mortgage Trust, Series 2012-CR5, Class A4 2.77%, 12/10/45	100	98

Commercial Mortgage Trust, Series 2012-LC4, Class A4 3.29%, 12/10/44	100	100

Commercial Mortgage Trust, Series 2013-CR10, Class A4 4.21%, 8/10/46	100	103

Commercial Mortgage Trust, Series 2013-CR12, Class A4 4.05%, 10/10/46	300	308

Commercial Mortgage Trust, Series 2013-CR9, Class A4 4.38%, 7/10/45 (2)(3)	200	207

Commercial Mortgage Trust, Series 2013-LC6, Class A4 2.94%, 1/10/46	150	147

Commercial Mortgage Trust, Series 2014-CR19, Class A5 3.80%, 8/10/47	300	304

Commercial Mortgage Trust, Series 2014-UBS5, Class A4 3.84%, 9/10/47	500	505

Commercial Mortgage Trust, Series 2014-UBS6, Class A5 3.64%, 12/10/47	250	250

Commercial Mortgage Trust, Series 2015-CR24, Class A5 3.70%, 8/10/48	500	502

Commercial Mortgage Trust, Series 2015-DC1, Class A5 3.35%, 2/10/48	200	196

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Commercial Mortgage-Backed Securities – 1.2% – continued

Commercial Mortgage Trust, Series 2015-LC19, Class A4 3.18%, 2/10/48	$500	$488

Commercial Mortgage Trust, Series 2015-PC1, Class A5 3.90%, 7/10/50	200	202

CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4 3.51%, 4/15/50	225	223

CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.72%, 8/15/48	500	500

CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5 3.09%, 1/15/49	100	96

CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5 3.50%, 11/15/49	200	195

CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5 4.03%, 4/15/51	100	101

DBJPM Mortgage Trust, Series 2017-C6, Class A5 3.33%, 6/10/50	250	242

GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5 2.94%, 2/10/46	100	98

GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4 3.38%, 5/10/50	200	197

GS Mortgage Securities Trust, Series 2011-GC5, Class A4 3.71%, 8/10/44	150	151

GS Mortgage Securities Trust, Series 2012-GC6, Class A3 3.48%, 1/10/45	199	200

GS Mortgage Securities Trust, Series 2012-GCJ9, Class A3 2.77%, 11/10/45	174	171

GS Mortgage Securities Trust, Series 2013-GC12, Class A4 3.14%, 6/10/46	100	99

GS Mortgage Securities Trust, Series 2013-GC13, Class A5 4.18%, 7/10/46 (2)(3)	200	206

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Commercial Mortgage-Backed Securities – 1.2% – continued

GS Mortgage Securities Trust, Series 2013-GC14, Class A5 4.24%, 8/10/46	$150	$155

GS Mortgage Securities Trust, Series 2014-GC18, Class A4 4.07%, 1/10/47	500	513

GS Mortgage Securities Trust, Series 2014-GC20, Class A5 4.00%, 4/10/47	100	102

GS Mortgage Securities Trust, Series 2014-GC24, Class A5 3.93%, 9/10/47	300	305

GS Mortgage Securities Trust, Series 2014-GC26, Class A5 3.63%, 11/10/47	250	250

GS Mortgage Securities Trust, Series 2016-GS2, Class A2 2.64%, 5/10/49	500	490

GS Mortgage Securities Trust, Series 2016-GS2, Class A4 3.05%, 5/10/49	100	96

GS Mortgage Securities Trust, Series 2016-GS3, Class A4 2.85%, 10/10/49	200	188

GS Mortgage Securities Trust, Series 2017-GS7, Class A4 3.43%, 8/10/50	250	243

GS Mortgage Securities Trust, Series 2017-GS8, Class A4 3.47%, 11/10/50	200	195

GS Mortgage Securities Trust, Series 2018-GS9, Class A4 3.99%, 3/10/51	150	152

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3 4.17%, 8/15/46	150	153

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3 3.51%, 5/15/45	169	169

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4 3.48%, 6/15/45	250	250

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Commercial Mortgage-Backed Securities – 1.2% – continued

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5 3.14%, 12/15/47	$150	$148

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS 3.37%, 12/15/47	50	49

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4 3.99%, 1/15/46	100	102

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4 4.00%, 4/15/47	500	510

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5 3.80%, 7/15/47	500	505

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C22, Class A4 3.80%, 9/15/47	500	505

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5 3.64%, 11/15/47	200	200

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5 3.67%, 11/15/47	150	150

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5 3.82%, 7/15/48	200	202

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A4 3.14%, 6/15/49	100	96

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3 3.14%, 12/15/49	150	144

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Commercial Mortgage-Backed Securities – 1.2% – continued

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5 2.87%, 8/15/49	$200	$188

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS 3.14%, 8/15/49	100	94

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5 3.69%, 3/15/50	300	298

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C7, Class A5 3.41%, 10/15/50	200	195

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5 3.45%, 9/15/50	100	97

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-C8, Class A2 4.03%, 6/15/51	500	512

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4 4.30%, 8/15/46 (2)(3)	200	205

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4 2.92%, 2/15/46	175	171

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4 3.10%, 5/15/46	200	196

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5 4.06%, 2/15/47	200	204

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5 3.74%, 8/15/47	400	403

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Commercial Mortgage-Backed Securities – 1.2% – continued

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5 3.53%, 10/15/48	$100	$99

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4 3.33%, 5/15/49	250	243

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5 2.86%, 9/15/49	250	234

Morgan Stanley Capital I Trust, Series 2012-C4, Class A4 3.24%, 3/15/45	150	149

Morgan Stanley Capital I Trust, Series 2018-H3, Class A5 4.18%, 7/15/51	150	156

Morgan Stanley Capital I, Series 2017-HR2, Class A4 3.59%, 12/15/50	200	196

UBS Commercial Mortgage Trust, Series 2012-C1, Class A3 3.40%, 5/10/45	389	388

UBS Commercial Mortgage Trust, Series 2017-C1, Class A4 3.46%, 6/15/50	250	243

UBS Commercial Mortgage Trust, Series 2017-C2, Class A4 3.49%, 8/15/50	250	244

UBS Commercial Mortgage Trust, Series 2017-C3, Class A4 3.43%, 8/15/50	175	170

UBS Commercial Mortgage Trust, Series 2017-C6, Class A5 3.58%, 12/15/50	100	98

UBS Commercial Mortgage Trust, Series 2017-C7, Class A4 3.68%, 12/15/50	150	148

UBS Commercial Mortgage Trust, Series 2018-C10, Class A4 4.31%, 5/15/51	200	207

UBS Commercial Mortgage Trust, Series 2018-C11, Class A5 4.24%, 6/15/51	150	154

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Commercial Mortgage-Backed Securities – 1.2% – continued

UBS Commercial Mortgage Trust, Series 2018-C13, Class A4 10/15/51 (1)	$200	$207

UBS Commercial Mortgage Trust, Series 2018-C8, Class A4 3.98%, 2/15/51	150	151

UBS Commercial Mortgage Trust, Series 2018-C9, Class A4 4.12%, 3/15/51	100	102

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4 3.09%, 8/10/49	125	123

UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5 2.85%, 12/10/45	100	98

UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4 3.18%, 3/10/46	100	99

UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4 3.24%, 4/10/46	250	248

UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3 3.60%, 1/10/45	122	123

Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3 2.92%, 10/15/45	149	146

Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4 4.22%, 7/15/46	100	103

Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4 3.17%, 2/15/48	100	97

Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4 3.66%, 9/15/58	250	249

Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5 3.18%, 4/15/50	200	194

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5 3.77%, 7/15/58	300	301

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4 3.72%, 12/15/48	300	299

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Commercial Mortgage-Backed Securities – 1.2% – continued

Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4 3.56%, 1/15/59	$200	$197

Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4 3.43%, 3/15/59	250	244

Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4 2.93%, 7/15/48	100	95

Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4 3.07%, 11/15/59	250	237

Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4 2.94%, 10/15/49	200	188

Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4 2.92%, 11/15/49	150	141

Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5 3.42%, 9/15/50	250	242

Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4 3.58%, 10/15/50	100	98

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4 3.59%, 12/15/50	100	98

Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4 4.01%, 3/15/51	150	151

Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5 4.21%, 5/15/51	155	158

WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4 3.67%, 11/15/44	150	151

WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4 3.44%, 4/15/45	175	175

WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2 3.43%, 6/15/45	250	250

WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A4 3.20%, 3/15/48	600	593

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Commercial Mortgage-Backed Securities – 1.2% – continued

WFRBS Commercial Mortgage Trust, Series 2013-C12, Class AS 3.56%, 3/15/48	$50	$50

WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB 2.84%, 3/15/48	411	407

WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4 3.00%, 5/15/45	500	489

WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5 3.34%, 6/15/46	150	149

WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5 4.42%, 9/15/46	250	260

WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5 3.75%, 9/15/57	500	503

WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5 3.63%, 11/15/47	250	248

WFRBS Commercial Mortgage Trust, Series 2014-LC14,Class A5 4.05%, 3/15/47	100	102
		35,214

Credit Card – 0.3%

American Express Credit Account Master Trust, Series 2017-3, Class A 1.77%, 11/15/22	250	245

American Express Credit Account Master Trust, Series 2017-6, Class A 2.04%, 5/15/23	250	245

American Express Credit Account Master Trust, Series 2017-7, Class A 2.35%, 5/15/25	100	97

American Express Credit Account Master Trust, Series 2018-1, Class A 2.67%, 10/17/22	150	149

American Express Credit Account Master Trust, Series 2018-2, Class A 3.01%, 10/15/25	150	148

American Express Credit Account Master Trust, Series 2018-4, Class A 2.99%, 12/15/23	250	249

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Credit Card – 0.3% – continued

American Express Credit Account Master Trust, Series 2018-6, Class A 3.06%, 2/15/24	$200	$200

BA Credit Card Trust, Series 2017-A1, Class A1 1.95%, 8/15/22	300	296

BA Credit Card Trust, Series 2017-A2, Class A2 1.84%, 1/17/23	165	161

BA Credit Card Trust, Series 2018-A1, Class A1 2.70%, 7/17/23	250	248

BA Credit Card Trust, Series 2018-A2, Class A2 3.00%, 9/15/23	150	150

Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2 2.08%, 3/15/23	200	197

Capital One Multi-Asset Execution Trust, Series 2015-A8, Class A8 2.05%, 8/15/23	200	196

Capital One Multi-Asset Execution Trust, Series 2016-A5, Class A5 1.66%, 6/17/24	100	96

Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3 2.43%, 1/15/25	200	195

Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4 1.99%, 7/17/23	300	294

Capital One Multi-Asset Execution Trust, Series 2017-A6, Class A6 2.29%, 7/15/25	200	193

Capital One Multi-Asset Execution Trust, Series 2018-A1, Class A1 3.01%, 2/15/24	200	199

Chase Issuance Trust, Series 2012-A7, Class A7 2.16%, 9/15/24	200	192

Chase Issuance Trust, Series 2014-A2, Class A2 2.77%, 3/15/23	150	149

Chase Issuance Trust, Series 2015-A4, Class A4 1.84%, 4/15/22	300	295

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Credit Card – 0.3% – continued

Chase Issuance Trust, Series 2016-A4, Class A4 1.49%, 7/15/22	$150	$146

Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3 6.15%, 6/15/39	150	185

Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1 2.88%, 1/23/23	300	298

Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5 2.68%, 6/7/23	150	148

Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1 1.75%, 11/19/21	350	346

Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2 2.19%, 11/20/23	100	97

Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3 1.92%, 4/7/22	500	492

Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8 1.86%, 8/7/22	150	147

Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1 2.49%, 1/20/23	325	321

Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3 3.29%, 5/23/25	100	100

Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6 3.21%, 12/7/24	150	150

Discover Card Execution Note Trust, Series 2015-A2, Class A 1.90%, 10/17/22	100	98

Discover Card Execution Note Trust, Series 2015-A4, Class A4 2.19%, 4/17/23	200	196

Discover Card Execution Note Trust, Series 2017-A2, Class A2 2.39%, 7/15/24	150	146

Discover Card Execution Note Trust, Series 2017-A6, Class A6 1.88%, 2/15/23	275	269

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Credit Card – 0.3% – continued

Discover Card Execution Note Trust, Series 2018-A1, Class A1 3.03%, 8/15/25	$200	$198

Discover Card Execution Note Trust, Series 2018-A4, Class A4 3.11%, 1/16/24	200	200

Synchrony Card Issuance Trust, Series 2018-A1, Class A1 3.38%, 9/15/24	100	100

Synchrony Credit Card Master Note Trust, Series 2015-1, Class A 2.37%, 3/15/23	150	148

Synchrony Credit Card Master Note Trust, Series 2016-2, Class A 2.21%, 5/15/24	100	97

Synchrony Credit Card Master Note Trust, Series 2017-2, Class A 2.62%, 10/15/25	100	97

Synchrony Credit Card Master Note Trust, Series 2018-1, Class A 2.97%, 3/15/24	100	99

Synchrony Credit Card Master Note Trust, Series 2018-2, Class A 3.47%, 5/15/26	100	100

World Financial Network Credit Card Master Trust, Series 2015-B, Class A 2.55%, 6/17/24	100	99

World Financial Network Credit Card Master Trust, Series 2017-C, Class A 2.31%, 8/15/24	100	98

World Financial Network Credit Card Master Trust, Series 2018-A, Class A 3.07%, 12/16/24	100	99
		8,668

Other – 0.0%

AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3 2.84%, 3/1/26	100	98

CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3 4.24%, 8/15/23	92	93

CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3 3.03%, 10/15/25	150	148

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Other – 0.0% – continued

Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3 4.38%, 11/1/23	$93	$95

PSNH Funding LLC 3, Series 2018-1, Class A3 3.81%, 2/1/35	100	100
		534
Total Asset-Backed Securities
(Cost $52,935)		51,791

CORPORATE BONDS – 21.0%

Advertising & Marketing – 0.0%

Interpublic Group of (The) Cos., Inc., 4.20%, 4/15/24	150	150

Omnicom Group, Inc./Omnicom Capital, Inc., 3.63%, 5/1/22	156	155
3.60%, 4/15/26	340	323
		628

Aerospace & Defense – 0.6%

Boeing (The) Co., 7.95%, 8/15/24	250	306
2.85%, 10/30/24	110	106
2.25%, 6/15/26	250	227
6.13%, 2/15/33	135	166
3.30%, 3/1/35	55	50
6.63%, 2/15/38	100	132
5.88%, 2/15/40	75	93
3.50%, 3/1/45	500	453

General Dynamics Corp., 3.00%, 5/11/21	2,000	1,989
3.88%, 7/15/21	250	254
2.25%, 11/15/22	500	478
2.13%, 8/15/26	350	313
3.60%, 11/15/42	155	146

L3 Technologies, Inc., 4.95%, 2/15/21	40	41

Lockheed Martin Corp., 4.25%, 11/15/19	500	507
2.50%, 11/23/20	355	350
3.55%, 1/15/26	1,100	1,087
3.60%, 3/1/35	135	126
4.07%, 12/15/42	868	844

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Aerospace & Defense – 0.6% – continued
4.09%, 9/15/52	$250	$238

Northrop Grumman Corp., 3.25%, 8/1/23	1,000	982
3.25%, 1/15/28	1,000	940
5.05%, 11/15/40	250	268
4.75%, 6/1/43	250	259
4.03%, 10/15/47	60	56

Precision Castparts Corp., 2.50%, 1/15/23	500	481
3.90%, 1/15/43	100	95
4.38%, 6/15/45	350	355

Raytheon Co., 4.40%, 2/15/20	510	520
2.50%, 12/15/22	1,150	1,114
4.70%, 12/15/41	100	109

Rockwell Collins, Inc., 3.50%, 3/15/27	1,500	1,425

United Technologies Corp., 4.13%, 11/16/28	250	248
7.50%, 9/15/29	100	127
6.05%, 6/1/36	600	696
6.13%, 7/15/38	175	206
5.70%, 4/15/40	500	572
4.50%, 6/1/42	450	445
3.75%, 11/1/46	500	438
		17,242

Airlines – 0.0%

Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	229	237

Southwest Airlines Co. Pass Through Trust, Series 2007-1, 6.15%, 8/1/22	255	269
		506

Apparel & Textile Products – 0.0%

Cintas Corp. No. 2, 2.90%, 4/1/22	85	83

NIKE, Inc., 2.38%, 11/1/26	250	227
3.63%, 5/1/43	75	69
3.38%, 11/1/46	500	439

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Apparel & Textile Products – 0.0% – continued

VF Corp., 3.50%, 9/1/21	$150	$150
6.45%, 11/1/37	30	38
		1,006

Auto Parts Manufacturing – 0.0%

BorgWarner, Inc., 4.38%, 3/15/45	170	160

Delphi Corp., 4.15%, 3/15/24	300	301
		461

Automobiles Manufacturing – 0.6%

American Honda Finance Corp., 2.15%, 3/13/20	800	789
2.65%, 2/12/21	250	247
1.65%, 7/12/21	400	384
1.70%, 9/9/21	500	479
2.60%, 11/16/22	125	121

Daimler Finance North America LLC, 8.50%, 1/18/31	175	244

Ford Motor Co., 7.45%, 7/16/31	350	389
4.75%, 1/15/43	500	416

Ford Motor Credit Co. LLC, 2.60%, 11/4/19	200	198
2.46%, 3/27/20	260	256
3.16%, 8/4/20	860	852
3.34%, 3/18/21	500	493
5.88%, 8/2/21	500	523
3.22%, 1/9/22	200	193
4.25%, 9/20/22	1,300	1,287
3.81%, 1/9/24	1,200	1,144
4.69%, 6/9/25	1,170	1,142

General Motors Co., 5.00%, 4/1/35	500	467
6.25%, 10/2/43	550	564
6.75%, 4/1/46	145	157

General Motors Financial Co., Inc., 3.20%, 7/13/20	395	394
4.20%, 3/1/21	1,315	1,331
3.20%, 7/6/21	485	479
4.38%, 9/25/21	1,400	1,425
3.45%, 4/10/22	50	49
3.70%, 5/9/23	1,050	1,026

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Automobiles Manufacturing – 0.6% – continued
4.35%, 1/17/27	$165	$158

Harley-Davidson, Inc., 4.63%, 7/28/45	670	626

Toyota Motor Credit Corp., 4.50%, 6/17/20	300	307
1.90%, 4/8/21	300	291
2.70%, 1/11/23	625	607
2.25%, 10/18/23	545	514
		17,552

Banks – 1.2%

Bank of America N.A., 6.00%, 10/15/36	250	297

Bank One Corp., 7.75%, 7/15/25	54	64
8.00%, 4/29/27	1,250	1,566

BB&T Corp., 2.45%, 1/15/20	450	447
2.63%, 6/29/20	1,000	991
2.75%, 4/1/22	150	147
2.85%, 10/26/24	1,000	957

Branch Banking & Trust Co., 2.85%, 4/1/21	650	643
3.63%, 9/16/25	250	246
3.80%, 10/30/26	250	247

Capital One N.A., 2.35%, 1/31/20	500	494

Citibank N.A., 3.40%, 7/23/21	250	250

Citizens Bank N.A., 2.55%, 5/13/21	250	244

Comerica Bank, 2.50%, 6/2/20	500	493

Discover Bank, 3.20%, 8/9/21	250	247
3.35%, 2/6/23	500	486

Fifth Third Bancorp, 2.88%, 7/27/20	500	497
3.50%, 3/15/22	200	199
4.30%, 1/16/24	1,220	1,235
8.25%, 3/1/38	275	375

Fifth Third Bank, 2.25%, 6/14/21	200	194
2.88%, 10/1/21	250	246

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Banks – 1.2% – continued

HSBC Bank USA N.A., 4.88%, 8/24/20	$300	$308
7.00%, 1/15/39	350	450

HSBC USA, Inc., 2.38%, 11/13/19	250	248
2.35%, 3/5/20	700	692
2.75%, 8/7/20	750	744
3.50%, 6/23/24	1,000	980

Huntington Bancshares, Inc., 3.15%, 3/14/21	500	496

KeyBank N.A., 2.50%, 12/15/19	250	249
2.25%, 3/16/20	1,000	987
3.30%, 6/1/25	250	241

KeyCorp, 2.90%, 9/15/20	1,000	993
5.10%, 3/24/21	25	26

MUFG Americas Holdings Corp., 2.25%, 2/10/20	170	168
3.50%, 6/18/22	150	149

PNC Bank N.A., 2.30%, 6/1/20	500	493
2.70%, 11/1/22	750	722
2.95%, 1/30/23	500	484
3.80%, 7/25/23	250	250

PNC Financial Services Group (The), Inc., 4.38%, 8/11/20	500	510
3.30%, 3/8/22	150	149
2.85%, 11/9/22	100	97
3.15%, 5/19/27	1,000	946

Regions Financial Corp., 2.75%, 8/14/22	250	241

SunTrust Bank, 2.25%, 1/31/20	40	40
3.00%, 2/2/23	1,361	1,328
2.75%, 5/1/23	350	337

Synchrony Bank, 3.00%, 6/15/22	250	240

US Bancorp, 4.13%, 5/24/21	200	204
3.00%, 3/15/22	115	114
2.95%, 7/15/22	1,700	1,665
3.60%, 9/11/24	350	347

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Banks – 1.2% – continued
2.38%, 7/22/26	$1,000	$906

US Bank N.A., 2.80%, 1/27/25	250	238

Wells Fargo & Co., 2.60%, 7/22/20	675	668
3.00%, 1/22/21	100	99
4.60%, 4/1/21	500	514
2.10%, 7/26/21	250	241
3.50%, 3/8/22	1,500	1,498
3.45%, 2/13/23	125	123
4.13%, 8/15/23	200	202
3.30%, 9/9/24	1,095	1,061
3.00%, 2/19/25	655	620
3.00%, 4/22/26	1,365	1,270
4.30%, 7/22/27	110	110
(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 5/22/28 (4)	585	561
5.38%, 2/7/35	425	475
4.65%, 11/4/44	375	365
3.90%, 5/1/45	950	885
4.40%, 6/14/46	850	801

Wells Fargo Bank N.A., 5.85%, 2/1/37	250	290
6.60%, 1/15/38	300	377

Wells Fargo Capital X, 5.95%, 12/15/36	100	107
		36,874

Biotechnology – 0.4%

Amgen, Inc., 4.50%, 3/15/20	425	434
4.10%, 6/15/21	165	168
1.85%, 8/19/21	150	144
3.88%, 11/15/21	250	254
3.20%, 11/2/27	250	235
6.38%, 6/1/37	100	118
6.40%, 2/1/39	100	120
5.75%, 3/15/40	935	1,042
5.15%, 11/15/41	250	265
5.65%, 6/15/42	100	111
4.40%, 5/1/45	250	242

Baxalta, Inc., 2.88%, 6/23/20	111	110
4.00%, 6/23/25	225	223

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Biotechnology – 0.4% – continued
5.25%, 6/23/45	$187	$201

Biogen, Inc., 2.90%, 9/15/20	200	199
4.05%, 9/15/25	95	95
5.20%, 9/15/45	100	106

Celgene Corp., 3.63%, 5/15/24	1,000	986
3.88%, 8/15/25	265	261
3.90%, 2/20/28	500	481
5.25%, 8/15/43	85	86
5.00%, 8/15/45	1,200	1,193
4.35%, 11/15/47	500	448

Gilead Sciences, Inc., 2.35%, 2/1/20	85	84
2.55%, 9/1/20	240	238
4.50%, 4/1/21	200	206
3.25%, 9/1/22	145	144
3.50%, 2/1/25	500	491
3.65%, 3/1/26	500	491
4.60%, 9/1/35	1,000	1,031
5.65%, 12/1/41	330	379
4.50%, 2/1/45	250	248
4.75%, 3/1/46	1,015	1,046
		11,880

Cable & Satellite – 0.3%

Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/1/24	305	307
4.91%, 7/23/25	1,365	1,386
3.75%, 2/15/28	1,790	1,648

Comcast Corp., 3.38%, 2/15/25	145	140
3.38%, 8/15/25	1,000	966
3.15%, 3/1/26	1,095	1,034
3.30%, 2/1/27	540	510
7.05%, 3/15/33	140	174
5.65%, 6/15/35	5	6
6.40%, 5/15/38	143	169
4.00%, 11/1/49	30	27
4.05%, 11/1/52	1,709	1,515

TCI Communications, Inc., 7.88%, 2/15/26	755	918

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Cable & Satellite – 0.3% – continued

Time Warner Cable LLC, 6.55%, 5/1/37	$68	$74
7.30%, 7/1/38	705	808
6.75%, 6/15/39	130	142
5.50%, 9/1/41	75	72

Time Warner Entertainment Co. L.P., 8.38%, 7/15/33	260	323
		10,219

Chemicals – 0.4%

3M Co., 3.25%, 2/14/24	456	454

Air Products & Chemicals, Inc., 3.00%, 11/3/21	300	298
2.75%, 2/3/23	250	242

Airgas, Inc., 2.90%, 11/15/22	150	146
3.65%, 7/15/24	70	70

Dow Chemical (The) Co., 4.25%, 11/15/20	155	158
4.13%, 11/15/21	200	205
3.00%, 11/15/22	100	98
7.38%, 11/1/29	100	125
4.25%, 10/1/34	150	144
9.40%, 5/15/39	300	457
5.25%, 11/15/41	400	424
4.38%, 11/15/42	500	474

E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	185	189
2.80%, 2/15/23	630	613
6.50%, 1/15/28	100	117
5.60%, 12/15/36	250	276
4.15%, 2/15/43	250	231

Eastman Chemical Co., 2.70%, 1/15/20	120	119
4.80%, 9/1/42	200	198
4.65%, 10/15/44	100	97

International Flavors & Fragrances, Inc., 3.40%, 9/25/20	67	67
5.00%, 9/26/48	67	67

Lubrizol (The) Corp., 6.50%, 10/1/34	50	64

Mosaic (The) Co., 3.75%, 11/15/21	1,000	999

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Chemicals – 0.4% – continued
3.25%, 11/15/22	$36	$35
5.45%, 11/15/33	250	255
4.88%, 11/15/41	100	92

PPG Industries, Inc., 2.30%, 11/15/19	250	248
3.60%, 11/15/20	250	253
3.20%, 3/15/23	500	492

Praxair, Inc., 4.05%, 3/15/21	100	102
2.45%, 2/15/22	422	411
2.20%, 8/15/22	150	144
2.70%, 2/21/23	250	243
3.55%, 11/7/42	1,125	1,037

RPM International, Inc., 3.45%, 11/15/22	1,000	983

Sherwin-Williams (The) Co., 3.45%, 6/1/27	1,000	952
4.55%, 8/1/45	30	29

Westlake Chemical Corp., 3.60%, 7/15/22	65	64
3.60%, 8/15/26	950	893
		12,565

Commercial Finance – 0.1%

Air Lease Corp., 3.50%, 1/15/22	214	212
2.75%, 1/15/23	125	118
3.00%, 9/15/23	245	233
4.25%, 9/15/24	485	483
3.25%, 3/1/25	400	374

GATX Corp., 3.50%, 3/15/28	500	460
5.20%, 3/15/44	35	36

International Lease Finance Corp., 8.25%, 12/15/20	1,000	1,093
5.88%, 8/15/22	250	264
		3,273

Communications Equipment – 0.4%

Apple, Inc., 1.55%, 8/4/21	210	201
2.40%, 5/3/23	240	231
3.00%, 2/9/24	620	608
3.45%, 5/6/24	1,590	1,591
2.75%, 1/13/25	1,265	1,212

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Communications Equipment – 0.4% – continued
2.50%, 2/9/25	$55	$52
3.25%, 2/23/26	1,705	1,667
3.35%, 2/9/27	370	362
3.00%, 6/20/27	540	514
2.90%, 9/12/27	1,625	1,531
3.85%, 5/4/43	230	221
4.45%, 5/6/44	75	78
3.45%, 2/9/45	250	224
3.75%, 9/12/47	150	141
3.75%, 11/13/47	25	24

Cisco Systems, Inc., 4.45%, 1/15/20	160	163
2.90%, 3/4/21	50	50
1.85%, 9/20/21	1,140	1,099
2.20%, 9/20/23	750	714
2.95%, 2/28/26	375	361
5.90%, 2/15/39	690	859

Juniper Networks, Inc., 4.60%, 3/15/21	100	102
5.95%, 3/15/41	100	99
		12,104

Construction Materials Manufacturing – 0.0%

Martin Marietta Materials, Inc., 3.45%, 6/1/27	500	459

Owens Corning, 4.20%, 12/15/22	190	191
3.40%, 8/15/26	400	367
		1,017

Consumer Finance – 0.6%

American Express Co., 2.50%, 8/1/22	325	312
2.65%, 12/2/22	632	609
3.70%, 8/3/23	500	498
3.00%, 10/30/24	220	210
3.63%, 12/5/24	1,125	1,103

American Express Credit Corp., 1.70%, 10/30/19	325	321
2.38%, 5/26/20	300	296
2.25%, 5/5/21	1,180	1,150

Capital One Financial Corp., 4.75%, 7/15/21	131	135
3.20%, 1/30/23	400	388
3.75%, 4/24/24	1,000	982

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Consumer Finance – 0.6% – continued
3.30%, 10/30/24	$1,050	$1,000
4.20%, 10/29/25	1,000	977
3.75%, 3/9/27	250	236

Discover Financial Services, 4.10%, 2/9/27	200	191

Fiserv, Inc., 4.63%, 10/1/20	250	257
3.85%, 6/1/25	45	45

Mastercard, Inc., 2.00%, 11/21/21	130	126
3.80%, 11/21/46	925	886

Synchrony Financial, 4.25%, 8/15/24	1,250	1,208
3.70%, 8/4/26	1,000	903

Visa, Inc., 2.20%, 12/14/20	500	491
2.80%, 12/14/22	1,500	1,470
3.15%, 12/14/25	1,250	1,212
4.15%, 12/14/35	1,000	1,032
3.65%, 9/15/47	125	116

Western Union (The) Co., 6.20%, 6/21/40	120	119
		16,273

Consumer Products – 0.3%

Church & Dwight Co., Inc., 3.15%, 8/1/27	1,250	1,157
3.95%, 8/1/47	100	90

Clorox (The) Co., 3.05%, 9/15/22	250	247

Colgate-Palmolive Co., 2.45%, 11/15/21	1,000	981
2.30%, 5/3/22	165	161
2.25%, 11/15/22	150	145
1.95%, 2/1/23	250	236
2.10%, 5/1/23	250	237

Estee Lauder (The) Cos., Inc., 2.35%, 8/15/22	50	48
6.00%, 5/15/37	100	122
4.38%, 6/15/45	150	155
4.15%, 3/15/47	70	70

Kimberly-Clark Corp., 2.15%, 8/15/20	150	147
2.40%, 3/1/22	50	49

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Consumer Products – 0.3% – continued
6.63%, 8/1/37	$350	$460
3.70%, 6/1/43	100	92
3.20%, 7/30/46	125	106

Procter & Gamble (The) Co., 1.90%, 11/1/19	100	99
1.85%, 2/2/21	190	185
2.30%, 2/6/22	215	209
3.10%, 8/15/23	250	249
3.50%, 10/25/47	355	330

Unilever Capital Corp., 2.10%, 7/30/20	670	658
4.25%, 2/10/21	250	256
2.00%, 7/28/26	1,000	884
5.90%, 11/15/32	125	153
		7,526

Consumer Services – 0.0%

Ecolab, Inc., 2.25%, 1/12/20	100	99
4.35%, 12/8/21	204	210
3.25%, 1/14/23	65	64
2.70%, 11/1/26	70	65
3.25%, 12/1/27	63	60
5.50%, 12/8/41	455	530
		1,028

Containers & Packaging – 0.1%

International Paper Co., 4.75%, 2/15/22	104	108
3.65%, 6/15/24	250	247
3.00%, 2/15/27	1,000	918
5.00%, 9/15/35	250	254
7.30%, 11/15/39	45	57
6.00%, 11/15/41	250	278
5.15%, 5/15/46	250	258

Packaging Corp. of America, 4.50%, 11/1/23	100	103
3.65%, 9/15/24	250	246

Sonoco Products Co., 4.38%, 11/1/21	25	25
5.75%, 11/1/40	150	166

WestRock MWV LLC, 7.95%, 2/15/31	100	129

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Containers & Packaging – 0.1% – continued

WestRock RKT Co., 3.50%, 3/1/20	$150	$150
		2,939

Department Stores – 0.0%

Kohl’s Corp., 3.25%, 2/1/23	100	97
4.75%, 12/15/23	69	70

Macy’s Retail Holdings, Inc., 3.88%, 1/15/22	30	30
2.88%, 2/15/23	150	142
6.90%, 4/1/29	305	323
4.50%, 12/15/34	100	82
5.13%, 1/15/42	40	34

Nordstrom, Inc., 4.00%, 10/15/21	150	152
7.00%, 1/15/38	26	29
		959

Design, Manufacturing & Distribution – 0.0%

Arrow Electronics, Inc., 3.88%, 1/12/28	250	233

Diversified Banks – 1.4%

Bank of America Corp., 2.25%, 4/21/20	1,000	987
5.00%, 5/13/21	400	416
5.70%, 1/24/22	1,000	1,071
4.10%, 7/24/23	100	102
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23 (4)	1,379	1,338
4.13%, 1/22/24	100	102
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 3/5/24 (4)	250	247
4.00%, 4/1/24	165	167
4.20%, 8/26/24	655	658
4.00%, 1/22/25	1,595	1,574
3.95%, 4/21/25	1,000	979
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/1/25 (4)	750	714
(Variable, ICE LIBOR USD 3M + 0.81%), 3.37%, 1/23/26 (4)	1,000	962
4.45%, 3/3/26	500	501
3.50%, 4/19/26	300	290
4.25%, 10/22/26	100	99

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Diversified Banks – 1.4% – continued
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28 (4)	$1,200	$1,126
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 7/23/29 (4)	1,000	999
6.11%, 1/29/37	150	173
7.75%, 5/14/38	275	371
5.88%, 2/7/42	250	296
5.00%, 1/21/44	1,215	1,294

Citigroup, Inc., 2.40%, 2/18/20	710	703
2.70%, 3/30/21	575	565
4.50%, 1/14/22	735	756
4.05%, 7/30/22	90	91
3.38%, 3/1/23	150	148
3.50%, 5/15/23	190	187
3.88%, 10/25/23	200	201
4.00%, 8/5/24	250	248
3.88%, 3/26/25	750	729
5.50%, 9/13/25	150	160
3.70%, 1/12/26	750	728
4.60%, 3/9/26	205	206
3.20%, 10/21/26	2,005	1,871
4.30%, 11/20/26	825	813
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28 (4)	750	705
6.63%, 6/15/32	100	118
6.00%, 10/31/33	350	392
6.13%, 8/25/36	125	142
8.13%, 7/15/39	1,180	1,703
5.88%, 1/30/42	30	35
5.30%, 5/6/44	300	314
4.75%, 5/18/46	1,530	1,492

JPMorgan Chase & Co., 2.25%, 1/23/20	1,000	990
4.95%, 3/25/20	375	385
2.75%, 6/23/20	200	199
4.40%, 7/22/20	300	306
4.63%, 5/10/21	250	258
2.40%, 6/7/21	500	488
4.35%, 8/15/21	1,865	1,912
3.25%, 9/23/22	210	208
3.63%, 5/13/24	500	496
3.88%, 9/10/24	2,250	2,229
3.90%, 7/15/25	255	255

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Diversified Banks – 1.4% – continued
3.20%, 6/15/26	$500	$474
(Variable, ICE LIBOR USD 3M + 1.34%), 3.78%, 2/1/28 (4)	500	487
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 1/23/29 (4)	1,000	947
6.40%, 5/15/38	1,054	1,315
5.60%, 7/15/41	405	467
5.40%, 1/6/42	100	112
5.63%, 8/16/43	150	170
4.85%, 2/1/44	215	226
4.95%, 6/1/45	1,000	1,049
(Variable, ICE LIBOR USD 3M + 1.58%), 4.26%, 2/22/48 (4)	285	274
(Variable, ICE LIBOR USD 3M + 1.46%), 4.03%, 7/24/48 (4)	500	464
(Variable, ICE LIBOR USD 3M + 1.22%), 3.90%, 1/23/49 (4)	750	677
		41,161

Educational Services – 0.0%

California Institute of Technology, 4.70%, 11/1/11 (5)	110	113

Johns Hopkins University, 4.08%, 7/1/53	100	98

Massachusetts Institute of Technology, 5.60%, 7/1/11 (5)	190	241
4.68%, 7/1/14 (6)	15	16
3.89%, 7/1/16 (7)	300	270

Northwestern University, 4.64%, 12/1/44	50	55

University of Pennsylvania, 4.67%, 9/1/12 (8)	100	101
		894

Electrical Equipment Manufacturing – 0.3%

ABB Finance USA, Inc., 4.38%, 5/8/42	250	254

Amphenol Corp., 3.13%, 9/15/21	100	98

Emerson Electric Co., 2.63%, 12/1/21	225	222
2.63%, 2/15/23	85	82

General Electric Co., 2.10%, 12/11/19	125	124
4.38%, 9/16/20	115	117
4.63%, 1/7/21	400	412

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Electrical Equipment Manufacturing – 0.3% – continued
3.15%, 9/7/22	$750	$739
2.70%, 10/9/22	580	560
3.10%, 1/9/23	500	490
3.45%, 5/15/24	520	512
6.75%, 3/15/32	150	181
6.15%, 8/7/37	150	172
5.88%, 1/14/38	800	893
6.88%, 1/10/39	300	375
4.50%, 3/11/44	250	236

Honeywell International, Inc., 4.25%, 3/1/21	416	428
3.35%, 12/1/23	260	260
2.50%, 11/1/26	780	722
3.81%, 11/21/47	125	119

Rockwell Automation, Inc., 6.25%, 12/1/37	150	183

Roper Technologies, Inc., 3.00%, 12/15/20	125	124
		7,303

Entertainment Content – 0.2%

CBS Corp., 3.70%, 8/15/24	825	802
5.50%, 5/15/33	235	247

Viacom, Inc., 3.88%, 4/1/24	245	241
6.88%, 4/30/36	530	604
5.85%, 9/1/43	60	63

Walt Disney (The) Co., 2.55%, 2/15/22	295	287
2.45%, 3/4/22	555	539
4.13%, 12/1/41	105	103
3.70%, 12/1/42	130	120
4.13%, 6/1/44	265	263

Warner Media LLC, 4.75%, 3/29/21	5	5
3.60%, 7/15/25	265	254
3.88%, 1/15/26	65	63
3.80%, 2/15/27	255	244
5.38%, 10/15/41	500	497
		4,332

Exploration & Production – 0.4%

Anadarko Petroleum Corp., 3.45%, 7/15/24	515	496

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Exploration & Production – 0.4% – continued
7.95%, 6/15/39	$650	$842
6.20%, 3/15/40	10	11
4.50%, 7/15/44	500	458

Apache Corp., 3.25%, 4/15/22	142	140
5.10%, 9/1/40	620	613
5.25%, 2/1/42	260	261

Cimarex Energy Co., 3.90%, 5/15/27	200	191

ConocoPhillips, 5.90%, 10/15/32	85	100
6.50%, 2/1/39	185	240

ConocoPhillips Co., 4.95%, 3/15/26	575	621

ConocoPhillips Holding Co., 6.95%, 4/15/29	870	1,086

Devon Energy Corp., 3.25%, 5/15/22	765	752

EOG Resources, Inc., 2.63%, 3/15/23	815	785

EQT Corp., 4.88%, 11/15/21	95	97
3.00%, 10/1/22	230	223

Hess Corp., 7.13%, 3/15/33	690	791

Kerr-McGee Corp., 7.88%, 9/15/31	70	87

Marathon Oil Corp., 2.80%, 11/1/22	260	250
3.85%, 6/1/25	1,300	1,271
6.80%, 3/15/32	175	206

Occidental Petroleum Corp., 2.70%, 2/15/23	725	701
3.50%, 6/15/25	810	804
3.40%, 4/15/26	120	117
4.40%, 4/15/46	275	280

Pioneer Natural Resources Co., 3.95%, 7/15/22	85	86
7.20%, 1/15/28	100	119
		11,628

Financial Services – 1.6%

Ameriprise Financial, Inc., 5.30%, 3/15/20	95	98

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Financial Services – 1.6% – continued
4.00%, 10/15/23	$250	$254
3.70%, 10/15/24	500	497
2.88%, 9/15/26	435	404

Bank of New York Mellon (The) Corp., 2.15%, 2/24/20	855	845
2.05%, 5/3/21	500	485
3.55%, 9/23/21	1,455	1,468
2.20%, 8/16/23	285	268
3.25%, 5/16/27	500	481

BlackRock, Inc., 5.00%, 12/10/19	250	256
4.25%, 5/24/21	280	288
3.50%, 3/18/24	250	251
3.20%, 3/15/27	1,750	1,687

Charles Schwab (The) Corp., 4.45%, 7/22/20	250	256
2.65%, 1/25/23	175	169
3.00%, 3/10/25	335	321
3.45%, 2/13/26	280	273
3.20%, 3/2/27	500	476

CME Group, Inc., 3.75%, 6/15/28	300	300
5.30%, 9/15/43	125	144

Goldman Sachs Group (The), Inc., 2.55%, 10/23/19	400	398
2.30%, 12/13/19	130	129
5.38%, 3/15/20	1,295	1,335
2.60%, 4/23/20	250	247
2.75%, 9/15/20	75	74
2.63%, 4/25/21	1,025	1,004
5.25%, 7/27/21	2,540	2,659
5.75%, 1/24/22	360	383
3.63%, 1/22/23	1,500	1,494
4.00%, 3/3/24	55	55
3.75%, 5/22/25	2,505	2,455
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25 (4)	500	478
3.75%, 2/25/26	1,540	1,496
5.95%, 1/15/27	80	87
3.85%, 1/26/27	195	189
(Variable, ICE LIBOR USD 3M + 1.30%), 4.22%, 5/1/29 (4)	1,000	985
6.75%, 10/1/37	1,615	1,943

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Financial Services – 1.6% – continued
(Variable, ICE LIBOR USD 3M + 1.43%), 4.41%, 4/23/39 (4)	$500	$485
6.25%, 2/1/41	300	361
4.80%, 7/8/44	350	357
4.75%, 10/21/45	500	509

Intercontinental Exchange, Inc., 2.35%, 9/15/22	500	480

Jefferies Group LLC, 5.13%, 1/20/23	315	326

Legg Mason, Inc., 5.63%, 1/15/44	269	272

Morgan Stanley, 2.65%, 1/27/20	600	596
2.80%, 6/16/20	190	188
5.75%, 1/25/21	1,000	1,051
2.50%, 4/21/21	510	498
5.50%, 7/28/21	2,088	2,198
2.63%, 11/17/21	945	919
4.10%, 5/22/23	1,280	1,288
3.88%, 4/29/24	1,410	1,404
3.70%, 10/23/24	310	305
4.00%, 7/23/25	1,215	1,211
3.88%, 1/27/26	190	187
3.13%, 7/27/26	250	233
6.25%, 8/9/26	100	112
3.95%, 4/23/27	490	470
(Variable, ICE LIBOR USD 3M + 1.34%), 3.59%, 7/22/28 (4)	1,000	949
6.38%, 7/24/42	300	374
4.30%, 1/27/45	575	554
4.38%, 1/22/47	475	462

Nasdaq, Inc., 3.85%, 6/30/26	1,060	1,023

National Rural Utilities Cooperative Finance Corp., 2.30%, 11/15/19	500	497
2.00%, 1/27/20	50	49
3.05%, 2/15/22	35	35
2.85%, 1/27/25	1,000	954
8.00%, 3/1/32	50	69

State Street Corp., 2.55%, 8/18/20	1,000	992
(Variable, ICE LIBOR USD 3M + 0.64%), 2.65%, 5/15/23 (4)	1,000	968

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Financial Services – 1.6% – continued
3.10%, 5/15/23	$225	$220
3.70%, 11/20/23	550	554
3.30%, 12/16/24	120	118
2.65%, 5/19/26	450	417

TD Ameritrade Holding Corp., 2.95%, 4/1/22	80	78
3.63%, 4/1/25	250	246
		46,641

Food & Beverage – 1.0%

Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	1,000	985
3.30%, 2/1/23	1,500	1,483
3.65%, 2/1/26	780	758
4.70%, 2/1/36	1,000	1,001
4.00%, 1/17/43	150	135
4.63%, 2/1/44	250	240
4.90%, 2/1/46	1,910	1,932

Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	60	58
4.38%, 4/15/38	1,250	1,203
8.20%, 1/15/39	750	1,053
3.75%, 7/15/42	65	56
4.60%, 4/15/48	500	484
4.44%, 10/6/48	304	285

Archer-Daniels-Midland Co., 4.48%, 3/1/21	34	35
2.50%, 8/11/26	305	279
4.02%, 4/16/43	56	54

Brown-Forman Corp., 3.75%, 1/15/43	50	47
4.50%, 7/15/45	200	210

Campbell Soup Co., 4.25%, 4/15/21	500	508
2.50%, 8/2/22	205	194
3.65%, 3/15/23	300	294
3.80%, 8/2/42	40	31

Coca-Cola (The) Co., 2.45%, 11/1/20	500	495
3.15%, 11/15/20	260	261
3.30%, 9/1/21	250	252
2.50%, 4/1/23	355	343
3.20%, 11/1/23	100	99
2.55%, 6/1/26	770	710

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Food & Beverage – 1.0% – continued

Conagra Brands, Inc., 3.25%, 9/15/22	$55	$54
3.20%, 1/25/23	118	114
7.00%, 10/1/28	200	231

Constellation Brands, Inc., 2.65%, 11/7/22	625	597
3.50%, 5/9/27	500	467
3.60%, 2/15/28	250	234

General Mills, Inc., 2.20%, 10/21/19	300	298
3.15%, 12/15/21	500	495
2.60%, 10/12/22	140	134
3.65%, 2/15/24	75	74
5.40%, 6/15/40	70	73

Hershey (The) Co., 2.30%, 8/15/26	365	329

Ingredion, Inc., 3.20%, 10/1/26	250	232

JM Smucker (The) Co., 3.50%, 3/15/25	500	481
4.38%, 3/15/45	250	230

Kellogg Co., 4.00%, 12/15/20	500	508
2.75%, 3/1/23	350	335
4.50%, 4/1/46	750	713

Keurig Dr. Pepper, Inc., 2.00%, 1/15/20	90	89
3.13%, 12/15/23	85	81
2.55%, 9/15/26	95	83
4.42%, 12/15/46	450	411

Kraft Heinz Foods Co., 2.80%, 7/2/20	370	367
3.50%, 6/6/22	880	875
4.00%, 6/15/23	250	251
3.95%, 7/15/25	140	138
3.00%, 6/1/26	130	119
5.00%, 7/15/35	500	494
5.00%, 6/4/42	205	196
5.20%, 7/15/45	670	655
4.38%, 6/1/46	125	110

McCormick & Co., Inc., 2.70%, 8/15/22	160	155

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Food & Beverage – 1.0% – continued

Mead Johnson Nutrition Co., 4.90%, 11/1/19	$250	$255
3.00%, 11/15/20	250	249
5.90%, 11/1/39	451	535

Molson Coors Brewing Co., 2.10%, 7/15/21	245	236
5.00%, 5/1/42	575	570

PepsiCo, Inc., 4.50%, 1/15/20	255	260
2.15%, 10/14/20	285	280
3.00%, 8/25/21	770	768
1.70%, 10/6/21	45	43
2.75%, 3/5/22	385	380
2.75%, 4/30/25	500	478
3.50%, 7/17/25	100	100
2.85%, 2/24/26	115	109
2.38%, 10/6/26	245	225
3.00%, 10/15/27	95	91
4.88%, 11/1/40	265	291
4.00%, 3/5/42	50	49
3.60%, 8/13/42	50	46
4.25%, 10/22/44	320	326
4.60%, 7/17/45	130	138

Tyson Foods, Inc., 4.50%, 6/15/22	300	309
4.88%, 8/15/34	100	101
		28,947

Forest & Paper Products Manufacturing – 0.0%

Georgia-Pacific LLC, 8.00%, 1/15/24	500	598
7.75%, 11/15/29	500	657
		1,255

Hardware – 0.2%

Corning, Inc., 4.25%, 8/15/20	250	253
5.75%, 8/15/40	170	191

Dell International LLC/EMC Corp., 4.42%, 6/15/21 (9)	1,215	1,233
5.45%, 6/15/23 (9)	240	252
6.02%, 6/15/26 (9)	210	224
8.10%, 7/15/36 (9)	500	600
8.35%, 7/15/46 (9)	440	548

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Hardware – 0.2% – continued

Hewlett Packard Enterprise Co., 4.40%, 10/15/22	$830	$853
4.90%, 10/15/25	1,445	1,485
6.35%, 10/15/45	200	206

HP, Inc., 4.05%, 9/15/22	25	25
6.00%, 9/15/41	275	280

NetApp, Inc., 3.30%, 9/29/24	160	153

Xerox Corp., 5.63%, 12/15/19	120	123
2.80%, 5/15/20	290	284
3.80%, 5/15/24	130	122
6.75%, 12/15/39	60	60
		6,892

Health Care Facilities & Services – 0.5%

AHS Hospital Corp., 5.02%, 7/1/45	100	111

AmerisourceBergen Corp., 3.25%, 3/1/25	135	129
4.25%, 3/1/45	60	53
4.30%, 12/15/47	1,000	906

Cardinal Health, Inc., 4.63%, 12/15/20	697	712
2.62%, 6/15/22	1,000	957
3.20%, 6/15/22	150	146
3.75%, 9/15/25	250	241
4.60%, 3/15/43	35	32
4.50%, 11/15/44	175	156
4.37%, 6/15/47	500	445

CVS Health Corp., 4.13%, 5/15/21	100	102
2.75%, 12/1/22	850	820
3.70%, 3/9/23	455	453
3.38%, 8/12/24	250	241
3.88%, 7/20/25	2,138	2,107
4.30%, 3/25/28	435	432
5.30%, 12/5/43	750	784
5.13%, 7/20/45	330	339
5.05%, 3/25/48	1,555	1,590

Dignity Health, 5.27%, 11/1/64	200	197

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Health Care Facilities & Services – 0.5% – continued

Express Scripts Holding Co., 4.75%, 11/15/21	$500	$516
4.50%, 2/25/26	1,130	1,140
6.13%, 11/15/41	21	23
4.80%, 7/15/46	250	244

Laboratory Corp. of America Holdings, 2.63%, 2/1/20	1,175	1,168
4.70%, 2/1/45	300	291

McKesson Corp., 2.70%, 12/15/22	120	115
3.80%, 3/15/24	160	159

Memorial Sloan-Kettering Cancer Center, 4.13%, 7/1/52	100	99

NYU Langone Hospitals, 4.37%, 7/1/47	500	505

Quest Diagnostics, Inc., 4.75%, 1/30/20	340	347
2.50%, 3/30/20	130	128
3.45%, 6/1/26	115	109
5.75%, 1/30/40	28	29
		15,826

Home & Office Products Manufacturing – 0.1%

Leggett & Platt, Inc., 3.50%, 11/15/27	818	764

Newell Brands, Inc., 2.88%, 12/1/19	125	125
3.15%, 4/1/21	500	492
3.85%, 4/1/23	1,000	979
4.20%, 4/1/26	100	95
5.50%, 4/1/46	250	238
		2,693

Home Improvement – 0.0%

Stanley Black & Decker, Inc., 3.40%, 12/1/21	265	266
2.90%, 11/1/22	65	64

Whirlpool Corp., 4.85%, 6/15/21	100	103
4.70%, 6/1/22	100	103
3.70%, 3/1/23	100	99
4.50%, 6/1/46	90	79
		714

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Homebuilders – 0.0%

DR Horton, Inc., 2.55%, 12/1/20	$115	$113

Industrial Other – 0.1%

Fluor Corp., 3.50%, 12/15/24	1,425	1,388

Integrated Oils – 0.2%

Chevron Corp., 2.19%, 11/15/19	260	258
2.42%, 11/17/20	1,000	988
2.50%, 3/3/22	545	532
2.36%, 12/5/22	710	685
2.57%, 5/16/23	510	493
2.90%, 3/3/24	200	195
3.33%, 11/17/25	140	138
2.95%, 5/16/26	550	525

Exxon Mobil Corp., 1.91%, 3/6/20	150	148
2.73%, 3/1/23	1,025	1,002
3.57%, 3/6/45	590	552
4.11%, 3/1/46	350	355
		5,871

Internet Media – 0.0%

Alphabet, Inc., 3.63%, 5/19/21	250	254

Leisure Products Manufacturing – 0.0%

Hasbro, Inc., 3.15%, 5/15/21	35	34
6.35%, 3/15/40	250	273
		307

Life Insurance – 0.3%

Aflac, Inc., 6.45%, 8/15/40	15	18

Lincoln National Corp., 4.85%, 6/24/21	100	103
3.63%, 12/12/26	265	254
6.15%, 4/7/36	10	11
6.30%, 10/9/37	100	118

MetLife, Inc., 3.05%, 12/15/22	525	516
3.60%, 4/10/24	400	401
3.00%, 3/1/25	190	182
6.38%, 6/15/34	485	585

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Life Insurance – 0.3% – continued
5.70%, 6/15/35	$215	$247
6.40%, 12/15/36	150	159
4.05%, 3/1/45	635	594

Primerica, Inc., 4.75%, 7/15/22	100	103

Principal Financial Group, Inc., 4.63%, 9/15/42	40	40

Protective Life Corp., 7.38%, 10/15/19	300	313
8.45%, 10/15/39	425	591

Prudential Financial, Inc., 5.38%, 6/21/20	175	181
4.50%, 11/15/20	270	277
3.50%, 5/15/24	85	85
5.70%, 12/14/36	200	227
(Variable, ICE LIBOR USD 3M + 3.04%), 5.20%, 3/15/44 (4)	275	274
3.91%, 12/7/47	344	309
3.94%, 12/7/49	335	302

Reinsurance Group of America, Inc., 5.00%, 6/1/21	550	571

Torchmark Corp., 3.80%, 9/15/22	420	418

Voya Financial, Inc., 4.80%, 6/15/46	1,000	986
		7,865

Machinery Manufacturing – 0.4%

Caterpillar Financial Services Corp., 3.75%, 11/24/23	1,000	1,007

Caterpillar, Inc., 3.90%, 5/27/21	500	509
3.40%, 5/15/24	1,000	994
5.20%, 5/27/41	450	515
3.80%, 8/15/42	1,002	959
4.30%, 5/15/44	150	155

Deere & Co., 2.60%, 6/8/22	125	122
5.38%, 10/16/29	250	281
8.10%, 5/15/30	100	134

Dover Corp., 4.30%, 3/1/21	310	316

Eaton Corp., 2.75%, 11/2/22	1,500	1,456

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Machinery Manufacturing – 0.4% – continued
3.10%, 9/15/27	$250	$233

IDEX Corp., 4.20%, 12/15/21	200	202

Illinois Tool Works, Inc., 3.38%, 9/15/21	250	250
3.50%, 3/1/24	250	252
3.90%, 9/1/42	200	196

Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 6/15/23	1,500	1,535
5.75%, 6/15/43	150	172

John Deere Capital Corp., 1.70%, 1/15/20	150	148
2.05%, 3/10/20	1,250	1,232
2.45%, 9/11/20	100	99
3.13%, 9/10/21	125	125
3.15%, 10/15/21	250	249
2.80%, 1/27/23	150	146
2.80%, 3/6/23	500	489
3.05%, 1/6/28	250	236

Parker-Hannifin Corp., 3.30%, 11/21/24	215	211
4.20%, 11/21/34	200	200
4.45%, 11/21/44	500	511
		12,934

Managed Care – 0.3%

Aetna, Inc., 4.13%, 6/1/21	250	254
2.75%, 11/15/22	400	386
6.63%, 6/15/36	40	49
6.75%, 12/15/37	150	188
4.50%, 5/15/42	100	96

Anthem, Inc., 3.50%, 8/15/24	545	534
3.35%, 12/1/24	750	727
4.63%, 5/15/42	525	513

Cigna Corp., 3.25%, 4/15/25	330	312

Halfmoon Parent, Inc., 4.38%, 10/15/28 (9)	220	219
4.90%, 12/15/48 (9)	665	660

Humana, Inc., 2.63%, 10/1/19	100	100
3.85%, 10/1/24	85	85

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Managed Care – 0.3% – continued
8.15%, 6/15/38	$280	$381

UnitedHealth Group, Inc., 4.70%, 2/15/21	300	309
3.35%, 7/15/22	1,255	1,253
2.38%, 10/15/22	40	38
3.75%, 7/15/25	655	658
3.45%, 1/15/27	500	490
5.80%, 3/15/36	250	298
6.63%, 11/15/37	640	831
6.88%, 2/15/38	170	227
		8,608

Mass Merchants – 0.3%

Costco Wholesale Corp., 2.75%, 5/18/24	750	726

Dollar General Corp., 3.25%, 4/15/23	900	879

Dollar Tree, Inc., 3.70%, 5/15/23	165	163

Target Corp., 3.88%, 7/15/20	195	198
2.90%, 1/15/22	515	511
3.63%, 4/15/46	500	453
3.90%, 11/15/47	225	211

Walmart, Inc., 3.63%, 7/8/20	200	202
2.35%, 12/15/22	500	483
3.30%, 4/22/24	625	624
3.70%, 6/26/28	2,152	2,153
3.95%, 6/28/38	1,000	998
4.00%, 4/11/43	415	409
3.63%, 12/15/47	845	791
		8,801

Medical Equipment & Devices Manufacturing – 0.6%

Abbott Laboratories, 3.25%, 4/15/23	140	139
2.95%, 3/15/25	1,000	955
3.75%, 11/30/26	1,000	997
4.75%, 11/30/36	555	591
4.75%, 4/15/43	650	681

Agilent Technologies, Inc., 3.20%, 10/1/22	225	221
3.88%, 7/15/23	250	249

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Medical Equipment & Devices Manufacturing – 0.6% – continued

Baxter International, Inc., 1.70%, 8/15/21	$60	$57
3.50%, 8/15/46	350	294

Becton Dickinson and Co., 2.68%, 12/15/19	374	372
3.25%, 11/12/20	430	429
3.13%, 11/8/21	150	148
3.30%, 3/1/23	130	127
5.00%, 11/12/40	570	578
4.69%, 12/15/44	305	301

Boston Scientific Corp., 2.85%, 5/15/20	130	129
3.85%, 5/15/25	250	249
7.38%, 1/15/40	100	131

Life Technologies Corp., 6.00%, 3/1/20	500	518

Medtronic, Inc., 2.50%, 3/15/20	1,000	993
4.13%, 3/15/21	500	510
3.13%, 3/15/22	150	149
3.50%, 3/15/25	750	744
4.38%, 3/15/35	1,275	1,319
6.50%, 3/15/39	100	127
5.55%, 3/15/40	200	232
4.50%, 3/15/42	100	103
4.63%, 3/15/44	100	105
4.63%, 3/15/45	500	530

Stryker Corp., 2.63%, 3/15/21	500	492
3.38%, 11/1/25	250	240
4.10%, 4/1/43	50	46
4.38%, 5/15/44	200	193
4.63%, 3/15/46	750	756

Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	1,250	1,254
3.30%, 2/15/22	320	317
4.15%, 2/1/24	100	102
2.95%, 9/19/26	155	144

Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	120	119
3.38%, 11/30/21	250	247

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Medical Equipment & Devices Manufacturing – 0.6% – continued
3.15%, 4/1/22	$500	$490
3.55%, 4/1/25	120	115
		16,493

Metals & Mining – 0.2%

Barrick North America Finance LLC, 5.70%, 5/30/41	500	541

Newmont Mining Corp., 5.88%, 4/1/35	100	111
4.88%, 3/15/42	150	146

Nucor Corp., 4.00%, 8/1/23	250	255
6.40%, 12/1/37	150	183
5.20%, 8/1/43	125	136
4.40%, 5/1/48	1,000	977

Southern Copper Corp., 3.88%, 4/23/25	100	97
7.50%, 7/27/35	300	371
6.75%, 4/16/40	90	106
5.88%, 4/23/45	1,500	1,638
		4,561

Oil & Gas Services & Equipment – 0.1%

Baker Hughes a GE Co. LLC, 3.20%, 8/15/21	1,075	1,070
5.13%, 9/15/40	40	42

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/47	170	154

Halliburton Co., 3.50%, 8/1/23	715	713
4.85%, 11/15/35	25	26
6.70%, 9/15/38	35	43
7.45%, 9/15/39	840	1,127
4.75%, 8/1/43	15	15
		3,190

Pharmaceuticals – 0.6%

AbbVie, Inc., 2.50%, 5/14/20	440	435
2.30%, 5/14/21	800	779
3.38%, 11/14/21	500	499
2.90%, 11/6/22	1,000	971
3.60%, 5/14/25	225	218
3.20%, 5/14/26	250	233
4.25%, 11/14/28	300	297

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Pharmaceuticals – 0.6% – continued
4.40%, 11/6/42	$415	$384
4.70%, 5/14/45	840	807

Allergan Finance LLC, 3.25%, 10/1/22	1,000	982

Bayer US Finance II LLC, 5.50%, 8/15/25 (9)	50	52
4.40%, 7/15/44 (9)	250	222

Bristol-Myers Squibb Co., 2.00%, 8/1/22	600	573

GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	1,000	996
5.38%, 4/15/34	150	172
6.38%, 5/15/38	530	681
4.20%, 3/18/43	20	20

Johnson & Johnson, 1.88%, 12/5/19	300	297
1.65%, 3/1/21	185	179
3.55%, 5/15/21	250	254
2.45%, 3/1/26	500	467
4.38%, 12/5/33	250	266
5.95%, 8/15/37	100	126
4.85%, 5/15/41	400	449

Merck & Co., Inc., 2.35%, 2/10/22	1,000	974
2.80%, 5/18/23	300	294
2.75%, 2/10/25	500	480
3.60%, 9/15/42	25	24
4.15%, 5/18/43	60	61

Mylan, Inc., 5.40%, 11/29/43	85	81

Novartis Capital Corp., 4.40%, 4/24/20	185	189
2.40%, 5/17/22	170	165
2.40%, 9/21/22	40	39
3.40%, 5/6/24	250	250
4.40%, 5/6/44	250	267

Pfizer, Inc., 1.95%, 6/3/21	500	486
2.20%, 12/15/21	90	88
3.40%, 5/15/24	150	150
7.20%, 3/15/39	700	965
4.40%, 5/15/44	500	514
4.13%, 12/15/46	750	742

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Pharmaceuticals – 0.6% – continued

Pharmacia LLC, 6.60%, 12/1/28	$125	$152

Wyeth LLC, 5.95%, 4/1/37	725	879

Zoetis, Inc., 3.25%, 2/1/23	500	491
4.70%, 2/1/43	40	41
3.95%, 9/12/47	450	409
		18,100

Pipeline – 0.7%

Buckeye Partners L.P., 4.88%, 2/1/21	50	51
4.35%, 10/15/24	35	34
5.60%, 10/15/44	500	466

El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	360	410

Enable Midstream Partners L.P., 3.90%, 5/15/24	200	194

Enbridge Energy Partners L.P., 5.20%, 3/15/20	210	215
4.20%, 9/15/21	65	66
7.50%, 4/15/38	50	64

Energy Transfer Partners L.P., 4.05%, 3/15/25	25	24
4.75%, 1/15/26	20	20
4.20%, 4/15/27	830	802
6.63%, 10/15/36	900	1,004
7.50%, 7/1/38	310	370

Enterprise Products Operating LLC, 2.55%, 10/15/19	100	100
5.25%, 1/31/20	1,000	1,027
3.35%, 3/15/23	110	109
3.90%, 2/15/24	820	827
3.75%, 2/15/25	930	928
3.70%, 2/15/26	105	103
3.95%, 2/15/27	500	499
6.88%, 3/1/33	50	62
7.55%, 4/15/38	485	637
6.45%, 9/1/40	30	37
5.95%, 2/1/41	40	46

Kinder Morgan Energy Partners L.P., 6.50%, 4/1/20	165	172
4.30%, 5/1/24	170	172

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Pipeline – 0.7% – continued
7.75%, 3/15/32	$95	$118
7.30%, 8/15/33	175	207
6.55%, 9/15/40	205	235
7.50%, 11/15/40	105	130
6.38%, 3/1/41	35	40
5.63%, 9/1/41	310	324
5.40%, 9/1/44	250	257

Kinder Morgan, Inc., 6.50%, 9/15/20	255	270

Magellan Midstream Partners L.P., 4.25%, 2/1/21	200	203
5.00%, 3/1/26	500	532
5.15%, 10/15/43	20	21

MPLX L.P., 4.50%, 7/15/23	1,245	1,276
4.70%, 4/15/48	1,000	932

ONEOK Partners L.P., 3.38%, 10/1/22	30	30
4.90%, 3/15/25	40	42
6.65%, 10/1/36	80	94
6.20%, 9/15/43	20	22

ONEOK, Inc., 4.55%, 7/15/28	35	35
5.20%, 7/15/48	1,000	1,019

Phillips 66 Partners L.P., 3.61%, 2/15/25	76	73
3.55%, 10/1/26	470	443

Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/25	525	531
4.50%, 12/15/26	795	794
6.65%, 1/15/37	80	88
5.15%, 6/1/42	130	123

Sabine Pass Liquefaction LLC, 5.63%, 3/1/25	500	533
5.00%, 3/15/27	895	919

Southern Union Co., 8.25%, 11/15/29	25	30

Spectra Energy Partners L.P., 3.38%, 10/15/26	200	188
5.95%, 9/25/43	300	338

Sunoco Logistics Partners Operations L.P., 5.95%, 12/1/25	175	188

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Pipeline – 0.7% – continued
3.90%, 7/15/26	$320	$304
5.35%, 5/15/45	95	93

Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/27	505	586
7.00%, 10/15/28	545	638
8.38%, 6/15/32	215	271
7.63%, 4/1/37	5	6

Williams (The) Cos., Inc., 6.30%, 4/15/40	995	1,125
5.80%, 11/15/43	200	216
		21,713

Power Generation – 0.1%

Consumers Energy Co., 2.85%, 5/15/22	545	537

Exelon Generation Co. LLC, 5.20%, 10/1/19	225	230
4.25%, 6/15/22	250	254
6.25%, 10/1/39	120	131

System Energy Resources, Inc., 4.10%, 4/1/23	160	160
		1,312

Property & Casualty Insurance – 0.3%

Alleghany Corp., 4.95%, 6/27/22	55	57

Allstate (The) Corp., 5.55%, 5/9/35	50	57
5.20%, 1/15/42	225	236
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (4)	225	250

American International Group, Inc., 3.75%, 7/10/25	895	870
3.90%, 4/1/26	950	929
4.50%, 7/16/44	30	28
4.80%, 7/10/45	15	15
4.38%, 1/15/55	105	93

Aon Corp., 5.00%, 9/30/20	200	206

Berkshire Hathaway Finance Corp., 5.75%, 1/15/40	255	307
4.40%, 5/15/42	100	102
4.30%, 5/15/43	440	445

Berkshire Hathaway, Inc., 2.75%, 3/15/23	75	73

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Property & Casualty Insurance – 0.3% – continued
3.13%, 3/15/26	$1,400	$1,351

Chubb (The) Corp., 6.00%, 5/11/37	50	60
6.50%, 5/15/38	85	109

Chubb INA Holdings, Inc., 3.15%, 3/15/25	295	285
3.35%, 5/3/26	1,000	972
6.70%, 5/15/36	50	64
4.15%, 3/13/43	100	99

Hartford Financial Services Group (The), Inc., 5.50%, 3/30/20	250	257
5.13%, 4/15/22	145	152
5.95%, 10/15/36	285	327

Loews Corp., 2.63%, 5/15/23	250	240
4.13%, 5/15/43	75	70

Marsh & McLennan Cos., Inc., 2.35%, 3/6/20	190	187
3.50%, 6/3/24	75	73
3.50%, 3/10/25	385	375
3.75%, 3/14/26	75	74

Progressive (The) Corp., 3.75%, 8/23/21	330	333
4.20%, 3/15/48	500	493

Transatlantic Holdings, Inc., 8.00%, 11/30/39	70	96

Travelers (The) Cos., Inc., 6.25%, 6/15/37	375	467
5.35%, 11/1/40	25	29
4.60%, 8/1/43	75	78
		9,859

Publishing & Broadcasting – 0.2%

21st Century Fox America, Inc., 3.70%, 9/15/24	915	918
6.40%, 12/15/35	40	51
8.15%, 10/17/36	15	22
6.15%, 3/1/37	70	87
6.65%, 11/15/37	550	727
7.85%, 3/1/39	100	146
6.90%, 8/15/39	310	422
4.95%, 10/15/45	500	555

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Publishing & Broadcasting – 0.2% – continued

Discovery Communications LLC, 2.75%, 11/15/19 (9)	$200	$199
3.30%, 5/15/22	340	333
2.95%, 3/20/23	110	105
3.95%, 6/15/25 (9)	230	224
4.90%, 3/11/26	1,400	1,437
6.35%, 6/1/40	195	214

NBCUniversal Media LLC, 2.88%, 1/15/23	125	122
5.95%, 4/1/41	590	678
4.45%, 1/15/43	650	620
		6,860

Railroad – 0.2%

Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	355	359
3.40%, 9/1/24	605	601
6.20%, 8/15/36	455	561
5.75%, 5/1/40	225	269
4.40%, 3/15/42	280	286

CSX Corp., 4.25%, 6/1/21	100	102
3.70%, 11/1/23	50	50
3.40%, 8/1/24	500	495
2.60%, 11/1/26	270	246
6.00%, 10/1/36	100	118
6.15%, 5/1/37	190	228
6.22%, 4/30/40	365	446
5.50%, 4/15/41	50	56

Norfolk Southern Corp., 2.90%, 2/15/23	725	707
3.95%, 10/1/42	20	19
4.45%, 6/15/45	275	276
3.94%, 11/1/47	524	487

Union Pacific Corp., 4.16%, 7/15/22	437	448
2.95%, 1/15/23	35	34
2.75%, 4/15/23	65	63
3.65%, 2/15/24	524	523
2.75%, 3/1/26	300	280
4.75%, 9/15/41	100	105
4.30%, 6/15/42	200	196
		6,955

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Real Estate – 0.4%

Alexandria Real Estate Equities, Inc., 4.60%, 4/1/22	$100	$103

American Campus Communities Operating Partnership L.P., 4.13%, 7/1/24	100	99

American Tower Corp., 3.50%, 1/31/23	210	207
4.00%, 6/1/25	115	113
3.38%, 10/15/26	125	116
3.13%, 1/15/27	185	168

AvalonBay Communities, Inc., 6.10%, 3/15/20	150	156
3.63%, 10/1/20	75	75
2.95%, 9/15/22	50	49

Boston Properties L.P., 5.88%, 10/15/19	500	512
3.85%, 2/1/23	60	60
3.13%, 9/1/23	135	131
3.65%, 2/1/26	90	87

Camden Property Trust, 2.95%, 12/15/22	150	146

Corporate Office Properties L.P., 3.60%, 5/15/23	90	87
5.25%, 2/15/24	100	103

Digital Realty Trust L.P., 5.25%, 3/15/21	150	155
3.63%, 10/1/22	250	248

Duke Realty L.P., 4.38%, 6/15/22	100	102

EPR Properties, 5.75%, 8/15/22	100	104

Equity Commonwealth, 5.88%, 9/15/20	100	103

ERP Operating L.P., 4.75%, 7/15/20	335	342
4.63%, 12/15/21	111	114
4.50%, 6/1/45	55	55

Essex Portfolio L.P., 3.25%, 5/1/23	50	49
3.88%, 5/1/24	200	199

Federal Realty Investment Trust, 3.00%, 8/1/22	25	24

HCP, Inc., 3.15%, 8/1/22	100	97

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Real Estate – 0.4% – continued
4.25%, 11/15/23	$90	$90
3.88%, 8/15/24	860	841
3.40%, 2/1/25	200	190

Highwoods Realty L.P., 3.63%, 1/15/23	100	98

Hospitality Properties Trust, 4.50%, 3/15/25	365	355

Host Hotels & Resorts L.P., 4.00%, 6/15/25	215	208

Kilroy Realty L.P., 4.38%, 10/1/25	200	199

Kimco Realty Corp., 3.20%, 5/1/21	240	238

Liberty Property L.P., 4.13%, 6/15/22	250	254
4.40%, 2/15/24	80	81

Mid-America Apartments L.P., 3.75%, 6/15/24	100	98

National Retail Properties, Inc., 3.80%, 10/15/22	100	100
3.30%, 4/15/23	100	98

Piedmont Operating Partnership L.P., 4.45%, 3/15/24	100	100

Realty Income Corp., 3.25%, 10/15/22	265	262
4.65%, 8/1/23	185	192
3.65%, 1/15/28	240	231

Regency Centers Corp., 3.75%, 11/15/22	100	99

Select Income REIT, 4.50%, 2/1/25	150	144

Senior Housing Properties Trust, 4.75%, 5/1/24	125	124

Simon Property Group L.P., 2.75%, 2/1/23	100	97
3.38%, 10/1/24	90	88
3.38%, 6/15/27	585	561
3.38%, 12/1/27	865	824

UDR, Inc., 4.63%, 1/10/22	165	169

Ventas Realty L.P., 3.75%, 5/1/24	210	206
5.70%, 9/30/43	100	109

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Real Estate – 0.4% – continued

Ventas Realty L.P./Ventas Capital Corp., 4.25%, 3/1/22	$185	$189
3.25%, 8/15/22	320	314

Vornado Realty L.P., 5.00%, 1/15/22	160	166

Washington Real Estate Investment Trust, 4.95%, 10/1/20	215	219

Welltower, Inc., 5.13%, 3/15/43	150	152

Weyerhaeuser Co., 4.63%, 9/15/23	185	190
6.88%, 12/15/33	740	902
		11,992

Refining & Marketing – 0.1%

Marathon Petroleum Corp., 3.63%, 9/15/24	305	301
6.50%, 3/1/41	466	545

Phillips 66, 4.65%, 11/15/34	395	401
5.88%, 5/1/42	305	351

Valero Energy Corp., 7.50%, 4/15/32	765	974
		2,572

Restaurants – 0.2%

McDonald’s Corp., 2.20%, 5/26/20	1,890	1,863
3.63%, 5/20/21	200	202
6.30%, 10/15/37	505	609
3.70%, 2/15/42	100	87
3.63%, 5/1/43	209	180
4.88%, 12/9/45	542	567
4.45%, 3/1/47	350	344

Starbucks Corp., 2.10%, 2/4/21	540	527
3.85%, 10/1/23	200	202
4.30%, 6/15/45	200	190
		4,771

Retail – Consumer Discretionary – 0.5%

Amazon.com, Inc., 2.60%, 12/5/19	530	529
2.50%, 11/29/22	150	145
2.80%, 8/22/24	980	946

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Retail – Consumer Discretionary – 0.5% – continued
3.80%, 12/5/24	$20	$20
5.20%, 12/3/25	500	549
4.80%, 12/5/34	1,050	1,146
4.95%, 12/5/44	155	173
4.05%, 8/22/47	105	103
4.25%, 8/22/57	500	500

AutoZone, Inc., 4.00%, 11/15/20	250	253
2.50%, 4/15/21	95	93
3.70%, 4/15/22	55	55
3.13%, 7/15/23	135	132
3.75%, 6/1/27	250	242

eBay, Inc., 2.60%, 7/15/22	500	482
2.75%, 1/30/23	110	106
3.60%, 6/5/27	500	475
4.00%, 7/15/42	235	193

Home Depot (The), Inc., 4.40%, 4/1/21	250	257
2.63%, 6/1/22	475	465
2.70%, 4/1/23	125	122
3.00%, 4/1/26	170	163
2.13%, 9/15/26	275	247
5.88%, 12/16/36	350	426
5.40%, 9/15/40	500	580
5.95%, 4/1/41	405	504
4.88%, 2/15/44	405	448

Lowe’s Cos., Inc., 4.63%, 4/15/20	100	102
3.80%, 11/15/21	500	509
3.12%, 4/15/22	500	497
3.88%, 9/15/23	400	407
3.13%, 9/15/24	150	147
4.65%, 4/15/42	50	52
3.70%, 4/15/46	250	227

QVC, Inc., 4.45%, 2/15/25	415	394
5.45%, 8/15/34	450	402

TJX (The) Cos., Inc., 2.75%, 6/15/21	150	148
2.50%, 5/15/23	705	678
2.25%, 9/15/26	1,000	906
		13,823

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Retail – Consumer Staples – 0.1%

Bunge Ltd. Finance Corp., 3.25%, 8/15/26	$1,615	$1,461

Sysco Corp., 2.60%, 10/1/20	1,080	1,066
2.60%, 6/12/22	95	92
3.30%, 7/15/26	120	115
5.38%, 9/21/35	250	277
		3,011

Semiconductors – 0.3%

Altera Corp., 4.10%, 11/15/23	1,340	1,384

Analog Devices, Inc., 2.95%, 1/12/21	500	496

Applied Materials, Inc., 3.90%, 10/1/25	500	502
5.85%, 6/15/41	100	118

Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 1/15/22	160	156
3.13%, 1/15/25	255	237
3.88%, 1/15/27	375	353

Intel Corp., 2.70%, 12/15/22	80	78
3.70%, 7/29/25	815	820
4.00%, 12/15/32	50	51
4.80%, 10/1/41	80	87
3.73%, 12/8/47	1,053	981

KLA-Tencor Corp., 4.65%, 11/1/24	300	307

Maxim Integrated Products, Inc., 3.38%, 3/15/23	50	49

QUALCOMM, Inc., 3.45%, 5/20/25	485	471
3.25%, 5/20/27	720	678
4.65%, 5/20/35	300	305
4.80%, 5/20/45	465	471
		7,544

Software & Services – 0.7%

Adobe Systems, Inc., 3.25%, 2/1/25	250	244

Autodesk, Inc., 3.50%, 6/15/27	500	466

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Software & Services – 0.7% – continued

CA, Inc., 4.50%, 8/15/23	$250	$251

Citrix Systems, Inc., 4.50%, 12/1/27	200	193

DXC Technology Co., 4.45%, 9/18/22	200	203

Equifax, Inc., 3.30%, 12/15/22	365	356

International Business Machines Corp., 2.25%, 2/19/21	1,000	980
2.88%, 11/9/22	235	230
3.63%, 2/12/24	785	789
7.00%, 10/30/25	385	460
3.45%, 2/19/26	490	484
6.50%, 1/15/28	100	121
4.00%, 6/20/42	320	311

Microsoft Corp., 2.00%, 11/3/20	10	10
2.65%, 11/3/22	730	715
2.00%, 8/8/23	765	723
3.63%, 12/15/23	335	340
2.88%, 2/6/24	645	630
3.13%, 11/3/25	100	98
2.40%, 8/8/26	1,955	1,803
3.30%, 2/6/27	375	368
4.20%, 11/3/35	40	42
4.50%, 10/1/40	1,210	1,303
3.50%, 11/15/42	150	140
4.88%, 12/15/43	365	412
3.75%, 2/12/45	145	140
4.45%, 11/3/45	360	385
3.70%, 8/8/46	630	603
4.00%, 2/12/55	465	461
3.95%, 8/8/56	215	210

Moody’s Corp., 4.88%, 2/15/24	250	261

Oracle Corp., 2.25%, 10/8/19	30	30
2.50%, 5/15/22	55	53
2.50%, 10/15/22	270	262
2.40%, 9/15/23	665	634
3.40%, 7/8/24	320	317
2.95%, 11/15/24	885	855

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Software & Services – 0.7% – continued
2.65%, 7/15/26	$2,465	$2,288
3.25%, 11/15/27	1,965	1,891
3.90%, 5/15/35	10	10
6.13%, 7/8/39	190	234
5.38%, 7/15/40	590	672
4.13%, 5/15/45	170	165
4.00%, 7/15/46	330	314
4.38%, 5/15/55	25	25

S&P Global, Inc., 6.55%, 11/15/37	100	125
		21,607

Supermarkets & Pharmacies – 0.1%

Kroger (The) Co., 6.15%, 1/15/20	25	26
2.95%, 11/1/21	660	649
3.40%, 4/15/22	400	397
2.65%, 10/15/26	1,135	1,013
7.50%, 4/1/31	200	242
6.90%, 4/15/38	100	119

Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	100	100
3.45%, 6/1/26	375	356
4.50%, 11/18/34	50	49
4.65%, 6/1/46	635	607
		3,558

Tobacco – 0.3%

Altria Group, Inc., 4.75%, 5/5/21	725	749
2.85%, 8/9/22	100	98
2.95%, 5/2/23	100	97
2.63%, 9/16/26	95	87
4.25%, 8/9/42	135	125
4.50%, 5/2/43	250	241
5.38%, 1/31/44	370	398
3.88%, 9/16/46	440	385

BAT Capital Corp., 2.76%, 8/15/22 (9)	1,000	964
3.56%, 8/15/27 (9)	480	447
4.54%, 8/15/47 (9)	435	401

Philip Morris International, Inc., 4.50%, 3/26/20	250	255
4.13%, 5/17/21	250	256
2.90%, 11/15/21	300	296

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Tobacco – 0.3% – continued
2.50%, 11/2/22	$250	$240
2.63%, 3/6/23	100	96
3.38%, 8/11/25	250	244
6.38%, 5/16/38	280	337
3.88%, 8/21/42	150	135
4.13%, 3/4/43	100	93
4.88%, 11/15/43	100	102
4.25%, 11/10/44	350	330

Reynolds American, Inc., 3.25%, 6/12/20	861	859
4.45%, 6/12/25	1,000	1,007
7.25%, 6/15/37	500	617
6.15%, 9/15/43	65	72
5.85%, 8/15/45	310	337
		9,268

Transportation & Logistics – 0.1%

Cummins, Inc., 4.88%, 10/1/43	90	98

FedEx Corp., 2.30%, 2/1/20	250	248
2.70%, 4/15/23	685	660
3.40%, 2/15/28	95	91
3.90%, 2/1/35	100	94
3.88%, 8/1/42	50	44
4.10%, 4/15/43	50	46

JB Hunt Transport Services, Inc., 3.85%, 3/15/24	95	94

PACCAR Financial Corp., 2.25%, 2/25/21	250	244

Ryder System, Inc., 2.65%, 3/2/20	900	892

United Parcel Service of America, Inc., 8.38%, 4/1/20	50	54

United Parcel Service, Inc., 2.35%, 5/16/22	165	159
6.20%, 1/15/38	160	202
3.63%, 10/1/42	105	95
3.40%, 11/15/46	290	251
		3,272

Travel & Lodging – 0.1%

Hyatt Hotels Corp., 3.38%, 7/15/23	1,430	1,396

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Travel & Lodging – 0.1% – continued

Marriott International, Inc., 3.38%, 10/15/20	$125	$125
3.13%, 10/15/21	750	740
3.25%, 9/15/22	50	49
3.13%, 2/15/23	150	146
3.13%, 6/15/26	130	121
		2,577

Utilities – 1.9%

AEP Transmission Co. LLC, 4.00%, 12/1/46	200	190

Alabama Power Co., 6.13%, 5/15/38	50	61
5.50%, 3/15/41	150	169
4.10%, 1/15/42	730	690
3.85%, 12/1/42	60	56

Ameren Illinois Co., 2.70%, 9/1/22	500	486
3.25%, 3/1/25	500	487

American Water Capital Corp., 3.40%, 3/1/25	35	34
2.95%, 9/1/27	1,000	936
6.59%, 10/15/37	125	160
4.30%, 12/1/42	75	74
4.30%, 9/1/45	500	490

Appalachian Power Co., 4.60%, 3/30/21	250	256
7.00%, 4/1/38	75	98

Arizona Public Service Co., 4.50%, 4/1/42	230	237
4.70%, 1/15/44	100	104

Atmos Energy Corp., 4.15%, 1/15/43	250	243
4.13%, 10/15/44	75	73

Baltimore Gas & Electric Co., 3.50%, 11/15/21	275	275
2.40%, 8/15/26	130	117
3.75%, 8/15/47	475	436

Berkshire Hathaway Energy Co., 2.40%, 2/1/20	150	149
6.13%, 4/1/36	585	708
5.15%, 11/15/43	500	542
3.80%, 7/15/48	500	452

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Utilities – 1.9% – continued

CenterPoint Energy Houston Electric LLC, 2.25%, 8/1/22	$105	$100
2.40%, 9/1/26	50	45
3.00%, 2/1/27	150	142
3.55%, 8/1/42	40	37

CenterPoint Energy Resources Corp., 6.63%, 11/1/37	50	60
5.85%, 1/15/41	50	58
4.10%, 9/1/47	975	895

CMS Energy Corp., 6.25%, 2/1/20	200	208
3.00%, 5/15/26	40	37
3.45%, 8/15/27	500	479

Commonwealth Edison Co., 6.45%, 1/15/38	200	253
3.80%, 10/1/42	90	84
4.60%, 8/15/43	100	105

Connecticut Light & Power (The) Co., 2.50%, 1/15/23	420	406

Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	250	255
3.30%, 12/1/24	185	181
5.30%, 3/1/35	150	166
5.85%, 3/15/36	100	118
6.20%, 6/15/36	200	243
6.75%, 4/1/38	100	131
5.50%, 12/1/39	85	98
5.70%, 6/15/40	450	527
4.45%, 3/15/44	100	102
3.85%, 6/15/46	100	93

Consolidated Edison, Inc., 2.00%, 5/15/21	85	82

Dominion Energy Gas Holdings LLC, 2.50%, 12/15/19	280	278

Dominion Energy, Inc., 2.50%, 12/1/19	90	89
5.25%, 8/1/33	250	264
5.95%, 6/15/35	750	842
7.00%, 6/15/38	20	25
4.90%, 8/1/41	35	36
4.05%, 9/15/42	100	92

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Utilities – 1.9% – continued

DTE Electric Co., 2.65%, 6/15/22	$160	$155
6.63%, 6/1/36	200	253
5.70%, 10/1/37	50	58
3.95%, 6/15/42	100	96
4.05%, 5/15/48	500	492

DTE Energy Co., 6.38%, 4/15/33	50	59

Duke Energy Carolinas LLC, 3.90%, 6/15/21	50	51
6.45%, 10/15/32	106	131
6.10%, 6/1/37	150	182
6.00%, 1/15/38	35	43
6.05%, 4/15/38	175	215
3.75%, 6/1/45	350	323

Duke Energy Corp., 3.75%, 4/15/24	100	100
3.75%, 9/1/46	120	105

Duke Energy Florida LLC, 3.10%, 8/15/21	25	25
6.35%, 9/15/37	50	63
6.40%, 6/15/38	285	365
3.40%, 10/1/46	290	252

Duke Energy Florida Project Finance LLC, 2.54%, 9/1/29	400	363

Duke Energy Indiana LLC, 6.12%, 10/15/35	500	607
6.35%, 8/15/38	25	32
6.45%, 4/1/39	225	289
4.90%, 7/15/43	1,000	1,090

Duke Energy Ohio, Inc., 3.80%, 9/1/23	130	132

Duke Energy Progress LLC, 3.00%, 9/15/21	150	149
2.80%, 5/15/22	100	98
4.10%, 3/15/43	200	196

Entergy Arkansas, Inc., 3.05%, 6/1/23	250	244

Entergy Louisiana LLC, 5.40%, 11/1/24	150	163
3.05%, 6/1/31	950	862

Evergy, Inc., 5.29%, 6/15/22	220	229

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Utilities – 1.9% – continued

Eversource Energy, 2.80%, 5/1/23	$105	$101
3.15%, 1/15/25	100	96
3.30%, 1/15/28	165	156

Exelon Corp., 5.63%, 6/15/35	75	84
5.10%, 6/15/45	100	105

Florida Power & Light Co., 5.65%, 2/1/37	335	391
5.95%, 2/1/38	150	183
5.96%, 4/1/39	250	308
5.69%, 3/1/40	400	481
4.13%, 2/1/42	250	251
4.05%, 6/1/42	100	99

Georgia Power Co., 4.25%, 12/1/19	500	507
2.40%, 4/1/21	75	73
2.85%, 5/15/22	100	97
4.30%, 3/15/42	60	57
4.30%, 3/15/43	100	95

Indiana Michigan Power Co., 6.05%, 3/15/37	200	239

Interstate Power & Light Co., 4.70%, 10/15/43	50	52

ITC Holdings Corp., 3.35%, 11/15/27	200	188

Kansas City Power & Light Co., 3.15%, 3/15/23	500	488
5.30%, 10/1/41	50	55

MidAmerican Energy Co., 3.50%, 10/15/24	100	100
4.80%, 9/15/43	100	108
4.40%, 10/15/44	150	154

National Fuel Gas Co., 4.90%, 12/1/21	150	153
3.75%, 3/1/23	250	245

National Grid USA, 5.80%, 4/1/35	425	485

Nevada Power Co., 6.65%, 4/1/36	100	126
6.75%, 7/1/37	1,000	1,279
5.45%, 5/15/41	35	40

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Utilities – 1.9% – continued

NextEra Energy Capital Holdings, Inc.,
(Variable, ICE LIBOR USD 3M + 2.13%), 4.46%, 6/15/67 (3)	$25	$24

NiSource, Inc., 5.95%, 6/15/41	100	114
5.25%, 2/15/43	100	106
4.80%, 2/15/44	580	587

Northern States Power Co., 6.25%, 6/1/36	100	124
5.35%, 11/1/39	1,065	1,231
4.13%, 5/15/44	200	199

NSTAR Electric Co., 3.50%, 9/15/21	85	85
2.38%, 10/15/22	100	96

Oglethorpe Power Corp., 5.38%, 11/1/40	150	167

Oklahoma Gas & Electric Co., 4.55%, 3/15/44	65	65
4.15%, 4/1/47	200	191

Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22	250	255
7.25%, 1/15/33	200	268
7.50%, 9/1/38	145	204

Pacific Gas & Electric Co., 4.25%, 5/15/21	432	438
3.25%, 9/15/21	45	44
2.45%, 8/15/22	100	95
3.75%, 2/15/24	1,000	977
6.05%, 3/1/34	550	625
5.80%, 3/1/37	100	112
5.40%, 1/15/40	160	171
3.75%, 8/15/42	50	43
4.60%, 6/15/43	125	120
4.30%, 3/15/45	250	229

PacifiCorp, 2.95%, 2/1/22	100	99
5.25%, 6/15/35	50	56
6.10%, 8/1/36	200	245
6.25%, 10/15/37	275	347
6.00%, 1/15/39	60	74

Potomac Electric Power Co., 3.60%, 3/15/24	150	150

PPL Capital Funding, Inc., 4.20%, 6/15/22	50	51

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Utilities – 1.9% – continued
3.50%, 12/1/22	$1,035	$1,025
5.00%, 3/15/44	100	104

PPL Electric Utilities Corp., 3.00%, 9/15/21	500	497
6.25%, 5/15/39	275	346
5.20%, 7/15/41	35	39
4.13%, 6/15/44	100	99

Progress Energy, Inc., 7.75%, 3/1/31	50	65

PSEG Power LLC, 3.00%, 6/15/21	315	310
8.63%, 4/15/31	565	737

Public Service Co. of Colorado, 3.20%, 11/15/20	1,000	1,001
2.25%, 9/15/22	100	96
2.50%, 3/15/23	150	144

Public Service Co. of Oklahoma, 4.40%, 2/1/21	50	51
6.63%, 11/15/37	125	157

Public Service Electric & Gas Co., 3.00%, 5/15/25	500	479
5.38%, 11/1/39	250	286
3.95%, 5/1/42	50	48
3.65%, 9/1/42	30	28
3.60%, 12/1/47	500	457

Puget Energy, Inc., 3.65%, 5/15/25	500	482

Puget Sound Energy, Inc., 5.48%, 6/1/35	25	28
6.27%, 3/15/37	75	94
5.80%, 3/15/40	250	304
5.64%, 4/15/41	80	96

San Diego Gas & Electric Co., 3.00%, 8/15/21	65	64
3.60%, 9/1/23	200	201
6.13%, 9/15/37	50	60
4.50%, 8/15/40	150	153
3.95%, 11/15/41	100	93
4.30%, 4/1/42	150	147

Sempra Energy, 2.40%, 3/15/20	250	247
2.88%, 10/1/22	60	58
2.90%, 2/1/23	500	483

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Utilities – 1.9% – continued
3.55%, 6/15/24	$250	$244
3.25%, 6/15/27	150	140
6.00%, 10/15/39	250	287

Sierra Pacific Power Co., 3.38%, 8/15/23	160	159

South Carolina Electric & Gas Co., 6.05%, 1/15/38	265	300
4.35%, 2/1/42	115	110
5.10%, 6/1/65	50	50

Southern (The) Co., 2.35%, 7/1/21	2,000	1,939
3.25%, 7/1/26	1,000	933

Southern California Edison Co., 3.88%, 6/1/21	150	151
2.40%, 2/1/22	180	174
6.65%, 4/1/29	300	352
6.00%, 1/15/34	100	116
5.35%, 7/15/35	586	644
5.55%, 1/15/37	275	308
5.95%, 2/1/38	100	118
6.05%, 3/15/39	50	59
5.50%, 3/15/40	150	169
3.90%, 3/15/43	150	139

Southern California Gas Co., 5.75%, 11/15/35	150	173
3.75%, 9/15/42	575	536
4.30%, 1/15/49	125	128

Southern Co. Gas Capital Corp., 3.50%, 9/15/21	1,150	1,147
5.88%, 3/15/41	600	684
4.40%, 5/30/47	250	238

Southern Power Co., 2.38%, 6/1/20	155	153
5.25%, 7/15/43	60	61

Southwest Gas Corp., 3.80%, 9/29/46	250	224

Southwestern Electric Power Co., 3.55%, 2/15/22	150	150
2.75%, 10/1/26	130	119
4.10%, 9/15/28	250	250
6.20%, 3/15/40	200	238

Southwestern Public Service Co., 6.00%, 10/1/36	100	117

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Utilities – 1.9% – continued

Tampa Electric Co., 2.60%, 9/15/22	$220	$212
4.10%, 6/15/42	50	47

Union Electric Co., 3.90%, 9/15/42	50	48
4.00%, 4/1/48	250	242

Virginia Electric & Power Co., 2.95%, 1/15/22	95	94
6.00%, 1/15/36	37	44
6.00%, 5/15/37	15	18
8.88%, 11/15/38	300	466
4.65%, 8/15/43	150	158
4.45%, 2/15/44	75	76
3.80%, 9/15/47	125	115

Westar Energy, Inc., 4.13%, 3/1/42	215	212
4.10%, 4/1/43	60	59
4.63%, 9/1/43	150	157

Wisconsin Electric Power Co., 5.70%, 12/1/36	150	177

Wisconsin Power & Light Co., 2.25%, 11/15/22	300	285
4.10%, 10/15/44	100	95

Wisconsin Public Service Corp., 4.75%, 11/1/44	100	108

Xcel Energy, Inc., 4.70%, 5/15/20	100	102
6.50%, 7/1/36	100	127
		57,795

Waste & Environment Services & Equipment – 0.1%

Republic Services, Inc., 5.00%, 3/1/20	400	410
5.25%, 11/15/21	500	526
3.55%, 6/1/22	100	100
3.20%, 3/15/25	290	279
3.38%, 11/15/27	306	292

Waste Management, Inc., 2.90%, 9/15/22	110	108
3.13%, 3/1/25	1,000	970
3.90%, 3/1/35	125	122
4.10%, 3/1/45	500	491
		3,298

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Wireless Telecommunications Services – 0.8%

AT&T, Inc., 3.90%, 3/11/24	$30	$30
3.95%, 1/15/25	895	881
3.40%, 5/15/25	1,925	1,833
4.13%, 2/17/26	740	731
7.13%, 3/15/26 (9)	435	501
4.25%, 3/1/27	670	661
4.10%, 2/15/28 (9)	586	569
4.30%, 2/15/30 (9)	2,290	2,202
6.35%, 3/15/40	45	50
6.00%, 8/15/40	1,185	1,269
5.35%, 9/1/40	333	330
5.15%, 3/15/42	55	53
4.35%, 6/15/45	150	129
4.75%, 5/15/46	120	110
5.15%, 11/15/46 (9)	987	945
5.45%, 3/1/47	30	30
4.50%, 3/9/48	101	88
5.15%, 2/15/50 (9)	195	185

Verizon Communications, Inc., 4.15%, 3/15/24	385	392
3.38%, 2/15/25	1,189	1,154
2.63%, 8/15/26	3,530	3,201
5.25%, 3/16/37	80	85
4.81%, 3/15/39	1,149	1,158
5.50%, 3/16/47	685	750
5.01%, 4/15/49	2,684	2,741
5.01%, 8/21/54	1,150	1,154
4.67%, 3/15/55	1,510	1,420
		22,652
Total Corporate Bonds
(Cost $632,859)		625,495

FOREIGN ISSUER BONDS – 7.4%

Advertising & Marketing – 0.0%

WPP Finance 2010, 3.75%, 9/19/24	150	145

Auto Parts Manufacturing – 0.0%

Aptiv PLC, 4.25%, 1/15/26	1,000	994

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.4% – continued

Banks – 0.8%

Australia & New Zealand Banking Group Ltd., 2.30%, 6/1/21	$250	$243

Barclays Bank PLC, 5.14%, 10/14/20	500	512

BPCE S.A., 2.65%, 2/3/21	250	245
4.00%, 4/15/24	250	251

Commonwealth Bank of Australia, 2.30%, 3/12/20	1,000	988

Cooperatieve Rabobank U.A., 4.50%, 1/11/21	1,000	1,024
3.88%, 2/8/22	750	756
3.95%, 11/9/22	250	249
3.38%, 5/21/25	500	489
5.75%, 12/1/43	250	279

Credit Suisse A.G., 5.40%, 1/14/20	500	513
3.00%, 10/29/21	1,250	1,233
3.63%, 9/9/24	750	739

Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26	650	653
4.88%, 5/15/45	500	507

ING Groep N.V., 3.15%, 3/29/22	500	488

Lloyds Bank PLC, 2.70%, 8/17/20	2,000	1,982

Lloyds Banking Group PLC, 3.00%, 1/11/22	675	657

National Australia Bank Ltd., 2.25%, 1/10/20	500	494
3.00%, 1/20/23	1,000	971

Santander UK PLC, 2.38%, 3/16/20	750	741
4.00%, 3/13/24	250	251

Skandinaviska Enskilda Banken AB, 2.63%, 3/15/21	750	735
1.88%, 9/13/21	980	936

Sumitomo Mitsui Banking Corp., 2.45%, 1/16/20	510	505
3.00%, 1/18/23	210	204
3.65%, 7/23/25	500	490

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.4% – continued

Banks – 0.8% – continued

Svenska Handelsbanken AB, 2.45%, 3/30/21	$250	$244
1.88%, 9/7/21	275	263

Toronto-Dominion Bank (The), 2.25%, 11/5/19	270	268
2.13%, 4/7/21	2,000	1,945

Westpac Banking Corp., 4.88%, 11/19/19	250	255
2.30%, 5/26/20	350	346
2.10%, 5/13/21	365	353
2.00%, 8/19/21	250	240
2.85%, 5/13/26	1,000	925
2.70%, 8/19/26	1,000	913
3.35%, 3/8/27	500	477
		23,364

Chemicals – 0.1%

LYB International Finance B.V., 4.00%, 7/15/23	185	185
5.25%, 7/15/43	565	577

LYB International Finance II B.V., 3.50%, 3/2/27	250	234

LyondellBasell Industries N.V., 4.63%, 2/26/55	35	31

Nutrien Ltd., 4.88%, 3/30/20	100	102
3.15%, 10/1/22	200	194
3.38%, 3/15/25	1,135	1,076
3.00%, 4/1/25	180	166
7.13%, 5/23/36	100	120
5.88%, 12/1/36	50	54
5.63%, 12/1/40	250	268
6.13%, 1/15/41	100	112
5.25%, 1/15/45	250	259
		3,378

Commercial Finance – 0.0%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.95%, 2/1/22	250	249
3.50%, 1/15/25	389	367
		616

Design, Manufacturing & Distribution – 0.0%

Flex Ltd., 5.00%, 2/15/23	572	587

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.4% – continued

Diversified Banks – 0.8%

Bank of Montreal, 2.10%, 12/12/19	$180	$178
2.10%, 6/15/20	250	246
2.55%, 11/6/22	300	289

Bank of Nova Scotia (The), 1.85%, 4/14/20	175	172
4.38%, 1/13/21	250	256
2.45%, 3/22/21	735	720
1.88%, 4/26/21	387	374

Barclays PLC, 3.25%, 1/12/21	1,000	987
3.20%, 8/10/21	725	712
3.68%, 1/10/23	250	243
(Variable, ICE LIBOR USD 3M + 1.36%), 4.34%, 5/16/24 (4)	800	790
3.65%, 3/16/25	700	657
5.25%, 8/17/45	200	194
4.95%, 1/10/47	500	465

BNP Paribas S.A., 5.00%, 1/15/21	1,000	1,035
3.25%, 3/3/23	250	246

HSBC Holdings PLC, 3.40%, 3/8/21	1,000	998
5.10%, 4/5/21	1,100	1,143
2.95%, 5/25/21	1,600	1,578
4.88%, 1/14/22	500	518
4.00%, 3/30/22	500	506
4.30%, 3/8/26	2,000	1,991
6.50%, 9/15/37	300	356
6.80%, 6/1/38	150	184
5.25%, 3/14/44	1,000	1,043

Mitsubishi UFJ Financial Group, Inc., 3.54%, 7/26/21	1,000	1,001
2.19%, 9/13/21	820	789
3.29%, 7/25/27	750	705

Mizuho Financial Group, Inc., 2.27%, 9/13/21	470	452
2.60%, 9/11/22	200	191

Royal Bank of Canada, 1.88%, 2/5/20	250	246
2.15%, 3/6/20	500	494
2.10%, 10/14/20	250	245
2.15%, 10/26/20	125	122
2.50%, 1/19/21	200	197

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.4% – continued

Diversified Banks – 0.8% – continued
2.30%, 3/22/21	$250	$244
4.65%, 1/27/26	600	614

Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	395	413
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 6/25/24 (4)	500	499

Sumitomo Mitsui Financial Group, Inc., 2.06%, 7/14/21	495	476
2.63%, 7/14/26	1,000	902
3.54%, 1/17/28	250	239
		23,710

Electrical Equipment Manufacturing – 0.1%

Johnson Controls International PLC, 5.00%, 3/30/20	155	158
5.70%, 3/1/41	250	269
4.63%, 7/2/44	465	456
5.13%, 9/14/45	376	390

Tyco Electronics Group S.A., 3.50%, 2/3/22	125	125
7.13%, 10/1/37	50	66
		1,464

Exploration & Production – 0.1%

Burlington Resources Finance Co., 7.20%, 8/15/31	320	407
7.40%, 12/1/31	120	156

Canadian Natural Resources Ltd., 3.85%, 6/1/27	1,695	1,651
7.20%, 1/15/32	15	18
6.45%, 6/30/33	135	157
6.75%, 2/1/39	200	244

CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	250	240

ConocoPhillips Canada Funding Co. I, 5.95%, 10/15/36	220	265

Encana Corp., 6.63%, 8/15/37	180	213

Nexen Energy ULC, 7.88%, 3/15/32	75	100
5.88%, 3/10/35	210	239
6.40%, 5/15/37	390	472
		4,162

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.4% – continued

Financial Services – 0.2%

GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	$830	$790
4.42%, 11/15/35	3,000	2,823

Invesco Finance PLC, 4.00%, 1/30/24	100	100
3.75%, 1/15/26	1,000	984

Nomura Holdings, Inc., 6.70%, 3/4/20	386	403

UBS A.G., 4.88%, 8/4/20	400	412
		5,512

Food & Beverage – 0.1%

Coca-Cola European Partners PLC, 3.25%, 8/19/21	500	494

Coca-Cola Femsa S.A.B. de C.V., 5.25%, 11/26/43	150	163

Diageo Capital PLC, 2.63%, 4/29/23	1,881	1,824
3.88%, 4/29/43	175	167
		2,648

Government Development Banks – 0.8%

Export Development Canada, 1.50%, 5/26/21	1,000	962

Export-Import Bank of Korea, 4.00%, 1/29/21	1,000	1,011
2.63%, 5/26/26	1,000	910

Japan Bank for International Cooperation, 1.88%, 4/20/21	800	774
2.38%, 11/16/22	2,000	1,929
2.75%, 11/16/27	2,000	1,888

Korea Development Bank (The), 3.00%, 9/14/22	215	210

Kreditanstalt fuer Wiederaufbau, 1.75%, 10/15/19	1,000	990
4.00%, 1/27/20	1,500	1,522
1.50%, 4/20/20	1,000	979
1.88%, 6/30/20	3,000	2,948
2.75%, 9/8/20	500	498
2.75%, 10/1/20	1,000	996
2.63%, 1/25/22	900	888
2.13%, 6/15/22	1,000	967

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.4% – continued

Government Development Banks – 0.8% – continued
2.00%, 10/4/22	$250	$240
2.13%, 1/17/23	1,000	961
2.00%, 5/2/25	1,500	1,398
2.88%, 4/3/28	1,215	1,186
0.00%, 4/18/36 (10)	500	279

Landwirtschaftliche Rentenbank, 1.38%, 10/23/19	140	138
2.38%, 6/10/25	1,000	953

Oesterreichische Kontrollbank A.G., 1.75%, 1/24/20	85	84
2.38%, 10/1/21	1,000	980

Svensk Exportkredit AB, 1.88%, 6/23/20	500	491
1.75%, 3/10/21	500	485
		24,667

Government Local – 0.0%

Japan Finance Organization for Municipalities, 4.00%, 1/13/21	500	508

Government Regional – 0.2%

Hydro-Quebec, 9.40%, 2/1/21	200	227

Province of British Columbia Canada, 2.65%, 9/22/21	150	148
2.00%, 10/23/22	300	287
7.25%, 9/1/36	175	259

Province of Manitoba Canada, 9.25%, 4/1/20	150	163
2.10%, 9/6/22	100	95

Province of Nova Scotia Canada, 8.25%, 7/30/22	350	405

Province of Ontario Canada, 4.00%, 10/7/19	835	844
4.40%, 4/14/20	500	511
2.45%, 6/29/22	500	486
2.50%, 4/27/26	500	470

Province of Quebec Canada, 2.75%, 8/25/21	100	99
2.63%, 2/13/23	875	852
7.50%, 7/15/23	300	353
7.13%, 2/9/24	100	117
2.88%, 10/16/24	250	244
7.50%, 9/15/29	375	510

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.4% – continued

Government Regional – 0.2% – continued

Province of Saskatchewan Canada, 8.50%, 7/15/22	$200	$234
		6,304

Hardware – 0.0%

Seagate HDD Cayman, 4.88%, 6/1/27	370	346
5.75%, 12/1/34	142	129
		475

Integrated Oils – 0.8%

BP Capital Markets PLC, 2.52%, 1/15/20	290	288
3.99%, 9/26/23	30	31
3.22%, 11/28/23	1,585	1,555
3.22%, 4/14/24	160	156
3.12%, 5/4/26	535	510
3.02%, 1/16/27	640	602
3.28%, 9/19/27	595	569

CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	300	303

Ecopetrol S.A., 4.13%, 1/16/25	1,000	970

Equinor ASA, 2.75%, 11/10/21	145	143
2.45%, 1/17/23	280	270
7.75%, 6/15/23	350	411
3.70%, 3/1/24	365	368
3.25%, 11/10/24	125	123
4.25%, 11/23/41	350	354

Husky Energy, Inc., 7.25%, 12/15/19	10	10
4.00%, 4/15/24	100	100

Petro-Canada, 5.95%, 5/15/35	430	495
6.80%, 5/15/38	130	165

Petroleos Mexicanos, 3.50%, 7/23/20	2,900	2,878
5.50%, 1/21/21	570	588
4.88%, 1/24/22	1,620	1,639
3.50%, 1/30/23	75	71
6.50%, 3/13/27	2,380	2,431
6.63%, 6/15/35	200	199
6.50%, 6/2/41	190	178
6.75%, 9/21/47	870	830

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.4% – continued

Integrated Oils – 0.8% – continued
6.35%, 2/12/48 (9)	$1,500	$1,374

Shell International Finance B.V., 2.13%, 5/11/20	280	276
2.25%, 1/6/23	345	330
2.88%, 5/10/26	1,135	1,078
2.50%, 9/12/26	1,335	1,232
6.38%, 12/15/38	645	833
5.50%, 3/25/40	225	265
3.63%, 8/21/42	200	186
4.55%, 8/12/43	60	63
4.38%, 5/11/45	390	405

Suncor Energy, Inc., 7.15%, 2/1/32	200	249
5.95%, 12/1/34	50	57

Total Capital International S.A., 2.75%, 6/19/21	30	30
2.88%, 2/17/22	200	197
3.70%, 1/15/24	415	418
3.75%, 4/10/24	330	334
		23,564

Internet Media – 0.0%

Baidu, Inc., 3.50%, 11/28/22	200	196

Life Insurance – 0.0%

AXA S.A., 8.60%, 12/15/30	75	97

Machinery Manufacturing – 0.0%

Ingersoll-Rand Luxembourg Finance S.A., 4.65%, 11/1/44	35	35

Medical Equipment & Devices Manufacturing – 0.0%

Koninklijke Philips N.V., 6.88%, 3/11/38	225	293
5.00%, 3/15/42	100	109
		402

Metals & Mining – 0.1%

ArcelorMittal, 5.50%, 3/1/21	700	726

BHP Billiton Finance USA Ltd., 4.13%, 2/24/42	600	592

Rio Tinto Alcan, Inc., 6.13%, 12/15/33	100	120

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.4% – continued

Metals & Mining – 0.1% – continued
5.75%, 6/1/35	$100	$116

Rio Tinto Finance USA PLC, 4.75%, 3/22/42	150	159
4.13%, 8/21/42	300	294

Vale Overseas Ltd., 4.38%, 1/11/22	50	50
		2,057

Pharmaceuticals – 0.3%

Allergan Funding SCS, 3.00%, 3/12/20	320	320
3.85%, 6/15/24	1,000	989
3.80%, 3/15/25	1,360	1,332
4.85%, 6/15/44	995	984

AstraZeneca PLC, 2.38%, 11/16/20	300	295
3.13%, 6/12/27	100	93
6.45%, 9/15/37	450	565
4.00%, 9/18/42	250	235

GlaxoSmithKline Capital PLC, 2.85%, 5/8/22	1,000	983

Mylan N.V., 3.15%, 6/15/21	1,250	1,231
3.95%, 6/15/26	285	270

Sanofi, 4.00%, 3/29/21	500	510

Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,000	966
2.88%, 9/23/23	250	238
		9,011

Pipeline – 0.1%

Enbridge, Inc., 4.25%, 12/1/26	160	161
4.50%, 6/10/44	40	39

TransCanada PipeLines Ltd., 9.88%, 1/1/21	175	200
5.85%, 3/15/36	200	226
6.20%, 10/15/37	445	520
7.25%, 8/15/38	210	263
6.10%, 6/1/40	165	190
(Variable, ICE LIBOR USD 3M + 2.21%), 4.52%, 5/15/67 (3)	100	93
		1,692

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.4% – continued

Property & Casualty Insurance – 0.1%

Aon PLC, 3.50%, 6/14/24	$500	$487

Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	270	273

Sompo International Holdings Ltd., 7.00%, 7/15/34	100	117

Willis Towers Watson PLC, 5.75%, 3/15/21	450	472

XLIT Ltd., 4.45%, 3/31/25	210	208
6.25%, 5/15/27	50	57
5.25%, 12/15/43	250	269
		1,883

Publishing & Broadcasting – 0.0%

Grupo Televisa S.A.B., 6.63%, 1/15/40	570	646

Railroad – 0.0%

Canadian National Railway Co., 2.85%, 12/15/21	85	84
2.75%, 3/1/26	250	235
6.90%, 7/15/28	25	31
6.25%, 8/1/34	15	18
6.20%, 6/1/36	40	49
6.38%, 11/15/37	20	25
3.50%, 11/15/42	150	134

Canadian Pacific Railway Co., 5.95%, 5/15/37	710	843
		1,419

Retail – Consumer Discretionary – 0.0%

Alibaba Group Holding Ltd., 3.40%, 12/6/27	335	312

Software & Services – 0.0%

Thomson Reuters Corp., 3.95%, 9/30/21	200	202
5.50%, 8/15/35	150	155
5.65%, 11/23/43	285	301
		658

Sovereigns – 0.9%

Chile Government International Bond, 3.25%, 9/14/21	400	400
3.13%, 1/21/26	500	480
3.63%, 10/30/42	200	186

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.4% – continued

Sovereigns – 0.9% – continued

Colombia Government International Bond, 4.38%, 7/12/21	$1,000	$1,018
4.50%, 1/28/26	500	510
7.38%, 9/18/37	350	441
6.13%, 1/18/41	250	283
5.63%, 2/26/44	500	538
5.00%, 6/15/45	1,500	1,498

Hungary Government International Bond, 6.38%, 3/29/21	1,000	1,067
5.38%, 3/25/24	1,000	1,071

Indonesia Government International Bond, 3.50%, 1/11/28	500	465

Israel Government International Bond, 4.00%, 6/30/22	250	255
4.50%, 1/30/43	200	203

Korea International Bond, 3.88%, 9/11/23	200	203
2.75%, 1/19/27	200	188

Mexico Government International Bond, 3.50%, 1/21/21	2,000	2,004
4.00%, 10/2/23	150	151
3.75%, 1/11/28	1,000	953
7.50%, 4/8/33	100	127
6.75%, 9/27/34	750	896
6.05%, 1/11/40	820	911
4.75%, 3/8/44	1,000	955
5.55%, 1/21/45	500	531
4.60%, 1/23/46	500	466
4.35%, 1/15/47	500	453

Panama Government International Bond, 4.00%, 9/22/24	575	583
3.75%, 3/16/25	500	498
6.70%, 1/26/36	550	687
4.50%, 5/15/47	250	250

Peruvian Government International Bond, 7.35%, 7/21/25	500	613
6.55%, 3/14/37	500	631
5.63%, 11/18/50	600	712

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.4% – continued

Sovereigns – 0.9% – continued

Philippine Government International Bond, 4.20%, 1/21/24	$1,000	$1,027
10.63%, 3/16/25	500	692
5.50%, 3/30/26	200	221
7.75%, 1/14/31	500	675
6.38%, 10/23/34	500	623
5.00%, 1/13/37	500	547
3.70%, 2/2/42	500	465

Republic of Italy Government International Bond, 5.38%, 6/15/33	175	182

Republic of Poland Government International Bond, 5.13%, 4/21/21	150	157
3.00%, 3/17/23	1,000	982
4.00%, 1/22/24	150	153

Uruguay Government International Bond, 7.63%, 3/21/36	250	337
4.13%, 11/20/45	400	372
5.10%, 6/18/50	500	510
		27,170

Supermarkets & Pharmacies – 0.0%

Koninklijke Ahold Delhaize N.V., 5.70%, 10/1/40	400	435

Supranationals – 1.5%

African Development Bank, 1.25%, 7/26/21	500	476
3.00%, 9/20/23	750	746

Asian Development Bank, 1.50%, 1/22/20	250	246
1.38%, 3/23/20	250	245
2.25%, 1/20/21	5,000	4,921
2.13%, 11/24/21	100	97
2.00%, 4/24/26	1,000	920
2.50%, 11/2/27	1,000	945

Corp. Andina de Fomento, 4.38%, 6/15/22	613	629

Council Of Europe Development Bank, 1.75%, 11/14/19	1,000	988

European Bank for Reconstruction & Development, 1.75%, 11/26/19	1,000	988

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.4% – continued

Supranationals – 1.5% – continued
1.50%, 3/16/20	$250	$245
1.13%, 8/24/20	500	484
2.75%, 3/7/23	500	493

European Investment Bank, 1.25%, 12/16/19	1,000	982
1.63%, 3/16/20	250	246
2.00%, 3/15/21	4,000	3,909
2.50%, 4/15/21	1,500	1,483
2.38%, 5/13/21	2,500	2,462
2.13%, 10/15/21	200	195
2.25%, 3/15/22	250	243
3.25%, 1/29/24	250	251
2.50%, 10/15/24	1,000	964
2.13%, 4/13/26	1,500	1,393
4.88%, 2/15/36	200	240

Inter-American Development Bank, 1.75%, 10/15/19	1,000	990
3.88%, 2/14/20	500	507
1.88%, 6/16/20	1,000	983
1.88%, 3/15/21	250	244
1.25%, 9/14/21	550	523
1.75%, 9/14/22	400	381
3.00%, 2/21/24	150	149
2.13%, 1/15/25	500	471
2.00%, 6/2/26	1,000	922
3.88%, 10/28/41	200	215

International Bank for Reconstruction & Development, 1.38%, 3/30/20	1,500	1,468
2.25%, 6/24/21	500	491
2.75%, 7/23/21	4,000	3,975
1.38%, 9/20/21	2,000	1,908
2.00%, 1/26/22	235	227
1.63%, 2/10/22	1,000	955
2.50%, 11/25/24	600	580
2.13%, 3/3/25	700	660
2.50%, 7/29/25	500	481
4.75%, 2/15/35	25	30

International Finance Corp., 2.25%, 1/25/21	155	153
1.13%, 7/20/21	1,000	950
2.88%, 7/31/23	1,321	1,309

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.4% – continued

Supranationals – 1.5% – continued

Nordic Investment Bank, 1.50%, 9/29/20	$200	$194
2.25%, 2/1/21	667	656
		44,213

Travel & Lodging – 0.0%

Carnival Corp., 3.95%, 10/15/20	250	254

Winding Up Agencies – 0.1%

FMS Wertmanagement, 2.75%, 3/6/23	1,500	1,480

Wireless Telecommunications Services – 0.2%

America Movil S.A.B. de C.V., 3.13%, 7/16/22	295	289
6.13%, 11/15/37	505	587

Rogers Communications, Inc., 3.00%, 3/15/23	80	77
3.63%, 12/15/25	1,000	977
4.50%, 3/15/43	45	44
5.45%, 10/1/43	130	141

Vodafone Group PLC, 2.95%, 2/19/23	405	390
3.75%, 1/16/24	885	875
7.88%, 2/15/30	15	19
6.25%, 11/30/32	895	1,003
6.15%, 2/27/37	135	149
4.38%, 2/19/43	230	207
		4,758

Wireline Telecommunications Services – 0.1%

British Telecommunications PLC, 9.63%, 12/15/30	100	142

Deutsche Telekom International Finance B.V., 8.75%, 6/15/30	400	537

Orange S.A., 9.00%, 3/1/31	610	866

Telefonica Emisiones S.A.U., 5.46%, 2/16/21	155	162
4.57%, 4/27/23	240	247
4.10%, 3/8/27	1,010	971
7.05%, 6/20/36	205	247

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.4% – continued

Wireline Telecommunications Services – 0.1% – continued

Telefonos de Mexico S.A.B. de C.V., 5.50%, 11/15/19	$305	$312
		3,484
Total Foreign Issuer Bonds
(Cost $225,556)		222,300

U.S. GOVERNMENT AGENCIES – 29.9%

Fannie Mae – 12.7%
1.75%, 11/26/19	3,000	2,968
1.50%, 6/22/20	5,000	4,893
2.75%, 6/22/21	5,000	4,976
2.63%, 9/6/24	1,000	976
2.13%, 4/24/26	1,000	932
7.13%, 1/15/30	1,500	2,023
6.63%, 11/15/30	200	264
5.63%, 7/15/37	500	648

Fannie Mae-Aces, Series 2011-M5, Class A2, 2.94%, 7/25/21	295	293

Fannie Mae-Aces, Series 2012-M17, Class A2, 2.18%, 11/25/22	200	193

Fannie Mae-Aces, Series 2012-M2, Class A2, 2.72%, 2/25/22	133	131

Fannie Mae-Aces, Series 2012-M4, Class 1A2, 2.98%, 4/25/22	134	133

Fannie Mae-Aces, Series 2012-M5, Class A2, 2.72%, 2/25/22	148	145

Fannie Mae-Aces, Series 2012-M9, Class A2, 2.48%, 4/25/22	189	184

Fannie Mae-Aces, Series 2013-M14, Class A2, 3.33%, 10/25/23	196	197

Fannie Mae-Aces, Series 2013-M6, Class 1AC, 3.83%, 2/25/43 (2)(3)	150	144

Fannie Mae-Aces, Series 2013-M6, Class 2A, 2.57%, 3/25/23 (2)(3)	125	122

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Fannie Mae-Aces, Series 2013-M7, Class A2, 2.28%, 12/27/22	$145	$140

Fannie Mae-Aces, Series 2013-M9, Class A2, 2.39%, 1/25/23	122	118

Fannie Mae-Aces, Series 2014-M13, Class A2, 3.02%, 8/25/24	100	98

Fannie Mae-Aces, Series 2014-M3, Class A2, 3.50%, 1/25/24	350	353

Fannie Mae-Aces, Series 2014-M4, Class A2, 3.35%, 3/25/24	545	544

Fannie Mae-Aces, Series 2015-M1, Class A2, 2.53%, 9/25/24	150	143

Fannie Mae-Aces, Series 2015-M11, Class A2, 2.94%, 4/25/25 (2)(3)	500	486

Fannie Mae-Aces, Series 2015-M3, Class A2, 2.72%, 10/25/24	250	242

Fannie Mae-Aces, Series 2016-M3, Class A2, 2.70%, 2/25/26	100	95

Fannie Mae-Aces, Series 2016-M4, Class A2, 2.58%, 3/25/26	100	94

Fannie Mae-Aces, Series 2016-M5, Class A2, 2.47%, 4/25/26	250	233

Fannie Mae-Aces, Series 2016-M7, Class AV2, 2.16%, 10/25/23	250	238

Fannie Mae-Aces, Series 2016-M9, Class A2, 2.29%, 6/25/26	100	92

Fannie Mae-Aces, Series 2017-M1, Class A2, 2.50%, 10/25/26 (2)(3)	100	92

Fannie Mae-Aces, Series 2017-M11, Class A2, 2.98%, 8/25/29	125	116

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Fannie Mae-Aces, Series 2017-M2, Class A2, 2.88%, 2/25/27 (2)(3)	$100	$95

Fannie Mae-Aces, Series 2017-M4, Class A2, 2.68%, 12/25/26 (2)(3)	150	140

Fannie Mae-Aces, Series 2017-M5, Class A2, 3.30%, 4/25/29 (2)(3)	125	119

Fannie Mae-Aces, Series 2017-M8, Class A2, 3.06%, 5/25/27	300	288

Fannie Mae-Aces, Series 2018-M1, Class A2, 3.09%, 12/25/27 (2)(3)	250	238

Fannie Mae-Aces, Series 2018-M10, Class A2, 3.50%, 7/25/28 (2)(3)	200	197

Fannie Mae-Aces, Series 2018-M2, Class A2, 3.00%, 1/25/28 (2)(3)	125	119

Fannie Mae-Aces, Series 2018-M3, Class A2, 3.19%, 2/25/30 (2)(3)	100	94

Fannie Mae-Aces, Series 2018-M4, Class A2, 3.14%, 3/25/28 (2)(3)	100	96

Fannie Mae-Aces, Series 2018-M8, Class A2, 3.44%, 6/25/28 (2)(3)	100	98

Pool #255376, 6.00%, 8/1/19	2	2

Pool #256792, 6.50%, 6/1/22	16	16

Pool #256925, 6.00%, 10/1/37	19	21

Pool #256959, 6.00%, 11/1/37	103	114

Pool #257042, 6.50%, 1/1/38	208	229

Pool #257106, 4.50%, 1/1/28	3	3

Pool #257237, 4.50%, 6/1/28	37	38

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #357630, 5.00%, 10/1/19	$4	$4

Pool #707791, 5.00%, 6/1/33	123	131

Pool #725185, 5.00%, 2/1/19	1	1

Pool #725425, 5.50%, 4/1/34	44	47

Pool #730811, 4.50%, 8/1/33	86	89

Pool #735222, 5.00%, 2/1/35	26	28

Pool #735358, 5.50%, 2/1/35	107	116

Pool #735502, 6.00%, 4/1/35	15	17

Pool #737853, 5.00%, 9/1/33	212	225

Pool #745336, 5.00%, 3/1/36	542	576

Pool #745418, 5.50%, 4/1/36	40	43

Pool #745754, 5.00%, 9/1/34	294	311

Pool #745826, 6.00%, 7/1/36	149	164

Pool #746272, 4.00%, 10/1/18	–	–

Pool #747383, 5.50%, 10/1/33	98	105

Pool #755632, 5.00%, 4/1/34	87	92

Pool #772730, 5.00%, 4/1/34	93	99

Pool #790406, 6.00%, 9/1/34	55	60

Pool #793666, 5.50%, 9/1/34	69	74

Pool #796250, 5.50%, 11/1/34	45	48

Pool #800471, 5.50%, 10/1/34	278	300

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #807701, 4.50%, 12/1/19	$3	$3

Pool #811944, 4.50%, 1/1/20	6	6

Pool #817795, 6.00%, 8/1/36	22	24

Pool #826057, 5.00%, 7/1/35	66	70

Pool #826585, 5.00%, 8/1/35	121	129

Pool #828523, 5.00%, 7/1/35	39	41

Pool #831676, 6.50%, 8/1/36	16	17

Pool #832628, 5.50%, 9/1/20	14	14

Pool #833067, 5.50%, 9/1/35	154	166

Pool #833163, 5.00%, 9/1/35	78	83

Pool #840577, 5.00%, 10/1/20	7	7

Pool #844909, 4.50%, 10/1/20	2	2

Pool #845425, 6.00%, 2/1/36	96	105

Pool #847921, 5.50%, 11/1/20	43	44

Pool #863759, 4.00%, 12/1/20	2	2

Pool #864435, 4.50%, 12/1/20	22	22

Pool #868435, 6.00%, 4/1/36	151	166

Pool #869710, 6.00%, 4/1/36	53	58

Pool #871135, 6.00%, 1/1/37	41	45

Pool #880505, 6.00%, 8/1/21	4	4

Pool #881818, 6.50%, 8/1/36	109	120

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #885769, 6.00%, 6/1/36	$9	$10

Pool #885866, 6.00%, 6/1/36	77	84

Pool #887111, 5.50%, 5/1/20	3	3

Pool #888100, 5.50%, 9/1/36	183	198

Pool #888152, 5.00%, 5/1/21	10	10

Pool #888205, 6.50%, 2/1/37	40	44

Pool #888447, 4.00%, 5/1/21	10	10

Pool #889224, 5.50%, 1/1/37	200	215

Pool #889390, 6.00%, 3/1/23	19	19

Pool #889401, 6.00%, 3/1/38	87	96

Pool #889415, 6.00%, 5/1/37	386	425

Pool #889579, 6.00%, 5/1/38	190	208

Pool #889630, 6.50%, 3/1/38	26	29

Pool #889970, 5.00%, 12/1/36	149	158

Pool #890234, 6.00%, 10/1/38	88	97

Pool #890329, 4.00%, 4/1/26	1,004	1,029

Pool #890339, 5.00%, 9/1/20	8	8

Pool #890796, 12/1/45 (1)	3,332	3,311

Pool #893363, 5.00%, 6/1/36	49	52

Pool #893366, 5.00%, 4/1/35	83	88

Pool #898417, 6.00%, 10/1/36	21	23

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #899079, 5.00%, 3/1/37	$50	$53

Pool #902414, 5.50%, 11/1/36	99	106

Pool #906090, 5.50%, 1/1/37	106	115

Pool #910147, 5.00%, 3/1/22	24	25

Pool #912414, 4.50%, 1/1/22	18	19

Pool #915499, 5.00%, 3/1/37	63	66

Pool #915870, 7.00%, 4/1/37	4	4

Pool #918515, 5.00%, 6/1/37	81	85

Pool #923123, 5.00%, 4/1/36	10	10

Pool #923166, 7.50%, 1/1/37	6	6

Pool #928261, 4.50%, 3/1/36	75	78

Pool #928584, 6.50%, 8/1/37	271	304

Pool #928909, 6.00%, 12/1/37	1	1

Pool #928915, 6.00%, 11/1/37	9	9

Pool #930606, 4.00%, 2/1/39	521	530

Pool #931195, 4.50%, 5/1/24	95	98

Pool #932023, 5.00%, 1/1/38	74	78

Pool #932741, 4.50%, 4/1/40	364	379

Pool #934466, 5.50%, 9/1/23	58	60

Pool #940623, 5.50%, 8/1/37	31	33

Pool #943388, 6.00%, 6/1/37	156	172

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #943617, 6.00%, 8/1/37	$80	$88

Pool #945876, 5.50%, 8/1/37	10	10

Pool #946527, 7.00%, 9/1/37	16	16

Pool #947216, 6.00%, 10/1/37	44	49

Pool #949391, 5.50%, 8/1/22	4	4

Pool #953018, 6.50%, 10/1/37	76	84

Pool #953910, 6.00%, 11/1/37	44	48

Pool #955771, 6.50%, 10/1/37	52	57

Pool #959604, 6.50%, 11/1/37	9	10

Pool #959880, 5.50%, 11/1/37	20	21

Pool #962687, 5.00%, 4/1/38	104	110

Pool #963735, 4.50%, 6/1/23	46	48

Pool #965389, 6.00%, 10/1/23	31	32

Pool #966660, 6.00%, 12/1/37	1	2

Pool #968037, 6.00%, 1/1/38	27	29

Pool #969632, 6.50%, 1/1/38	30	33

Pool #970013, 4.50%, 6/1/38	137	141

Pool #972452, 5.50%, 3/1/38	174	187

Pool #975365, 5.00%, 6/1/23	27	28

Pool #976963, 5.50%, 2/1/38	1,212	1,308

Pool #981704, 5.00%, 6/1/23	81	83

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #981854, 5.50%, 7/1/38	$71	$76

Pool #984075, 4.50%, 6/1/23	26	26

Pool #986760, 5.50%, 7/1/38	303	328

Pool #987114, 5.50%, 9/1/23	12	12

Pool #987115, 5.50%, 9/1/23	12	12

Pool #992472, 6.00%, 10/1/38	10	11

Pool #992491, 4.50%, 10/1/23	32	33

Pool #993055, 5.50%, 12/1/38	25	27

Pool #995018, 5.50%, 6/1/38	64	69

Pool #995203, 5.00%, 7/1/35	446	473

Pool #995266, 5.00%, 12/1/23	221	229

Pool #995879, 6.00%, 4/1/39	96	106

Pool #AA0649, 5.00%, 12/1/38	280	298

Pool #AA2939, 4.50%, 4/1/39	531	554

Pool #AA4482, 4.00%, 4/1/39	436	443

Pool #AA4562, 4.50%, 9/1/39	452	472

Pool #AA8978, 4.50%, 7/1/39	104	109

Pool #AA9357, 4.50%, 8/1/39	429	447

Pool #AB1048, 4.50%, 5/1/40	639	665

Pool #AB2067, 3.50%, 1/1/41	880	873

Pool #AB2092, 4.00%, 1/1/41	436	444

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #AB2272, 4.50%, 2/1/41	$629	$656

Pool #AB2693, 4.50%, 4/1/41	425	443

Pool #AB2768, 4.50%, 4/1/41	479	499

Pool #AB3035, 5.00%, 5/1/41	735	782

Pool #AB3246, 5.00%, 7/1/41	192	204

Pool #AB4057, 4.00%, 12/1/41	1,666	1,695

Pool #AB4293, 3.50%, 1/1/42	1,095	1,086

Pool #AB5049, 4.00%, 4/1/42	1,694	1,724

Pool #AB6016, 3.50%, 8/1/42	776	770

Pool #AB6293, 3.50%, 9/1/27	1,172	1,181

Pool #AB6472, 2.00%, 10/1/27	531	509

Pool #AB7076, 3.00%, 11/1/42	2,523	2,437

Pool #AB7503, 3.00%, 1/1/43	1,123	1,084

Pool #AB7733, 3.00%, 1/1/43	2,228	2,151

Pool #AB8787, 2.00%, 3/1/28	1,100	1,053

Pool #AB8823, 3.00%, 3/1/43	4,015	3,876

Pool #AB9019, 3.00%, 4/1/43	932	900

Pool #AB9136, 2.50%, 4/1/43	108	100

Pool #AB9363, 3.50%, 5/1/43	2,583	2,563

Pool #AB9990, 3.00%, 7/1/33	220	216

Pool #AC2947, 5.50%, 9/1/39	380	405

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #AC2969, 5.00%, 9/1/39	$1,726	$1,834

Pool #AC3263, 4.50%, 9/1/29	168	175

Pool #AC3312, 4.50%, 10/1/39	879	915

Pool #AC4861, 4.50%, 11/1/24	221	228

Pool #AC5040, 4.00%, 10/1/24	117	119

Pool #AC6118, 4.50%, 11/1/39	243	253

Pool #AC6742, 4.50%, 1/1/40	960	999

Pool #AC8518, 5.00%, 12/1/39	385	409

Pool #AC9581, 5.50%, 1/1/40	854	923

Pool #AD0119, 6.00%, 7/1/38	257	283

Pool #AD0585, 4.50%, 12/1/39	464	485

Pool #AD0639, 6.00%, 12/1/38	87	94

Pool #AD0969, 5.50%, 8/1/37	332	358

Pool #AD5241, 4.50%, 7/1/40	327	341

Pool #AD5525, 5.00%, 6/1/40	387	412

Pool #AD5556, 4.00%, 6/1/25	100	102

Pool #AD7859, 5.00%, 6/1/40	238	253

Pool #AE0949, 4.00%, 2/1/41	1,013	1,031

Pool #AE0971, 4.00%, 5/1/25	84	86

Pool #AE0981, 3.50%, 3/1/41	804	798

Pool #AE1807, 4.00%, 10/1/40	1,289	1,311

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #AE3873, 4.50%, 10/1/40	$181	$189

Pool #AE5436, 4.50%, 10/1/40	249	259

Pool #AE7758, 3.50%, 11/1/25	172	173

Pool #AH0525, 4.00%, 12/1/40	1,089	1,107

Pool #AH1295, 3.50%, 1/1/26	323	325

Pool #AH3226, 5.00%, 2/1/41	69	74

Pool #AH4158, 4.00%, 1/1/41	188	191

Pool #AH4450, 3.00%, 1/1/26	199	198

Pool #AH5573, 4.00%, 2/1/41	889	905

Pool #AH5614, 3.50%, 2/1/26	336	338

Pool #AH8854, 4.50%, 4/1/41	268	279

Pool #AI1247, 4.00%, 4/1/26	158	161

Pool #AI3470, 4.50%, 6/1/41	377	393

Pool #AI4361, (Floating, ICE LIBOR USD 1Y + 1.80%, 8.05% Cap), 3.95%, 9/1/41 (3)	13	14

Pool #AI4380, (Floating, ICE LIBOR USD 1Y + 1.80%, 8.18% Cap), 3.55%, 11/1/41 (3)	22	23

Pool #AI5603, 4.50%, 7/1/41	220	229

Pool #AI7743, 4.00%, 8/1/41	233	237

Pool #AI9137, 2.50%, 11/1/27	1,320	1,277

Pool #AI9555, 4.00%, 9/1/41	563	573

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #AI9828, (Floating, ICE LIBOR USD 1Y + 1.82%, 7.84% Cap), 2.84%, 11/1/41 (3)	$49	$51

Pool #AJ2001, (Floating, ICE LIBOR USD 1Y + 1.80%, 7.99% Cap), 2.97%, 10/1/41 (3)	24	25

Pool #AJ4093, 3.50%, 10/1/26	85	86

Pool #AJ4408, 4.50%, 10/1/41	114	118

Pool #AJ6086, 3.00%, 12/1/26	250	249

Pool #AJ9152, 3.50%, 12/1/26	1,035	1,041

Pool #AJ9218, 4.00%, 2/1/42	740	753

Pool #AJ9326, 3.50%, 1/1/42	1,258	1,248

Pool #AJ9355, 3.00%, 1/1/27	564	560

Pool #AK4813, 3.50%, 3/1/42	509	505

Pool #AK4945, 3.50%, 2/1/42	572	567

Pool #AK7766, 2.50%, 3/1/27	671	652

Pool #AK9444, 4.00%, 3/1/42	214	220

Pool #AL0442, 5.50%, 6/1/40	98	106

Pool #AL0766, 4.00%, 9/1/41	1,273	1,296

Pool #AL1449, 4.00%, 1/1/42	1,290	1,312

Pool #AL1849, 6.00%, 2/1/39	384	422

Pool #AL1939, 3.50%, 6/1/42	1,363	1,352

Pool #AL2243, 4.00%, 3/1/42	1,293	1,315

Pool #AL2303, 4.50%, 6/1/26	196	201

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #AL2326, 4.50%, 4/1/42	$2,547	$2,646

Pool #AL2397, (Floating, ICE LIBOR USD 1Y + 1.71%, 7.68% Cap), 2.68%, 8/1/42 (3)	137	143

Pool #AL2438, 3.00%, 9/1/27	1,355	1,342

Pool #AL2893, 3.50%, 12/1/42	3,159	3,134

Pool #AL3396, 2.50%, 3/1/28	615	598

Pool #AL4408, 4.50%, 11/1/43	1,592	1,659

Pool #AL4462, 2.50%, 6/1/28	1,070	1,041

Pool #AL4908, 4.00%, 2/1/44	1,215	1,236

Pool #AL5167, 3.50%, 1/1/34	329	330

Pool #AL5254, 3.00%, 11/1/27	799	794

Pool #AL5377, 4.00%, 6/1/44	3,191	3,252

Pool #AL5734, 3.50%, 9/1/29	1,022	1,030

Pool #AL5785, 4.00%, 9/1/44	1,907	1,946

Pool #AL6488, 3.50%, 8/1/43	670	664

Pool #AL7807, 3.00%, 11/1/30	2,663	2,639

Pool #AL8469, 3.50%, 4/1/31	474	478

Pool #AL8908, 3.00%, 8/1/46	917	880

Pool #AL8951, 3.00%, 8/1/46	860	825

Pool #AL9582, 3.00%, 12/1/31	1,208	1,194

Pool #AO0752, 3.00%, 4/1/42	720	696

Pool #AO0800, 3.00%, 4/1/27	524	521

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #AO2973, 3.50%, 5/1/42	$1,571	$1,558

Pool #AO4136, 3.50%, 6/1/42	951	944

Pool #AO7970, 2.50%, 6/1/27	351	342

Pool #AO8031, 3.50%, 7/1/42	2,587	2,566

Pool #AO8629, 3.50%, 7/1/42	445	441

Pool #AP6273, 3.00%, 10/1/42	737	712

Pool #AQ6784, 3.50%, 12/1/42	820	814

Pool #AQ8185, 2.50%, 1/1/28	214	208

Pool #AQ8647, 3.50%, 12/1/42	1,186	1,177

Pool #AR1706, 2.50%, 1/1/28	3,276	3,172

Pool #AR3054, 3.00%, 1/1/28	798	793

Pool #AR3792, 3.00%, 2/1/43	670	647

Pool #AR8151, 3.00%, 3/1/43	1,311	1,267

Pool #AR9188, 2.50%, 3/1/43	159	148

Pool #AR9582, 3.00%, 3/1/43	428	413

Pool #AS0018, 3.00%, 7/1/43	2,800	2,702

Pool #AS0275, 3.00%, 8/1/33	280	276

Pool #AS3294, 9/1/44 (1)	2,200	2,227

Pool #AS3600, 3.00%, 10/1/29	1,718	1,703

Pool #AS3657, 4.50%, 10/1/44	1,514	1,571

Pool #AS4085, 4.00%, 12/1/44	652	664

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #AS4306, 3.00%, 1/1/45	$1,196	$1,150

Pool #AS4458, 3.50%, 2/1/45	3,813	3,769

Pool #AS4715, 3.00%, 4/1/45	1,083	1,042

Pool #AS5090, 2.50%, 6/1/30	408	395

Pool #AS5324, 2.50%, 7/1/30	932	903

Pool #AS5500, 3.00%, 7/1/35	448	441

Pool #AS5666, 4.00%, 8/1/45	1,401	1,417

Pool #AS5892, 3.50%, 10/1/45	1,752	1,731

Pool #AS6192, 3.50%, 11/1/45	3,245	3,207

Pool #AS6262, 3.50%, 11/1/45	1,975	1,952

Pool #AS6332, 3.50%, 12/1/45	2,201	2,176

Pool #AS6398, 3.50%, 12/1/45	1,503	1,486

Pool #AS6730, 3.50%, 2/1/46	2,845	2,811

Pool #AS6887, 2.50%, 3/1/31	820	792

Pool #AS7149, 3.00%, 5/1/46	1,534	1,473

Pool #AS7157, 3.00%, 5/1/46	969	928

Pool #AS7247, 4.00%, 5/1/46	665	672

Pool #AS7343, 3.00%, 6/1/46	916	878

Pool #AS7480, 2.00%, 7/1/31	227	213

Pool #AS7580, 3.00%, 7/1/46	1,094	1,048

Pool #AS8067, 3.00%, 10/1/46	1,533	1,470

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #AS8074, 3.00%, 10/1/46	$884	$847

Pool #AS8178, 3.00%, 10/1/36	282	275

Pool #AS8194, 2.50%, 10/1/31	2,770	2,675

Pool #AS8424, 3.00%, 12/1/36	423	412

Pool #AS8483, 3.00%, 12/1/46	1,337	1,281

Pool #AS8591, 2.00%, 1/1/32	420	394

Pool #AS8614, 3.50%, 1/1/32	304	306

Pool #AS8699, 4.00%, 1/1/47	4,104	4,147

Pool #AS8787, 2.00%, 2/1/32	227	213

Pool #AS8960, 4.00%, 3/1/47	860	872

Pool #AS9505, 3.00%, 4/1/32	842	833

Pool #AT0666, 3.50%, 4/1/43	528	524

Pool #AT2720, 3.00%, 5/1/43	1,229	1,186

Pool #AT3164, 3.00%, 4/1/43	2,050	1,981

Pool #AT3180, 3.00%, 5/1/43	2,517	2,431

Pool #AT5026, 3.00%, 5/1/43	2,146	2,071

Pool #AU1657, 2.50%, 7/1/28	510	496

Pool #AU1689, 3.50%, 8/1/43	2,522	2,501

Pool #AU1808, 3.00%, 8/1/43	2,072	2,000

Pool #AU3164, 3.00%, 8/1/33	243	239

Pool #AU5918, 3.00%, 9/1/43	1,905	1,839

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #AU5919, 3.50%, 9/1/43	$1,364	$1,351

Pool #AV0691, 4.00%, 12/1/43	2,512	2,557

Pool #AV2339, 4.00%, 12/1/43	550	560

Pool #AW8167, 3.50%, 2/1/42	622	617

Pool #AW8595, 3.00%, 8/1/29	416	413

Pool #AX2163, 3.50%, 11/1/44	822	813

Pool #AX4413, 4.00%, 11/1/44	1,639	1,658

Pool #AX4839, 3.50%, 11/1/44	1,517	1,500

Pool #AX6139, 4.00%, 11/1/44	2,042	2,073

Pool #AY0544, 2.50%, 8/1/27	1,476	1,436

Pool #AY3062, 3.00%, 11/1/26	516	513

Pool #AY5580, 3.50%, 6/1/45	4,895	4,838

Pool #AY9555, 3.00%, 5/1/45	1,687	1,621

Pool #AZ1449, 3.00%, 7/1/45	1,159	1,114

Pool #AZ2936, 3.00%, 9/1/45	593	570

Pool #AZ2947, 4.00%, 9/1/45	1,450	1,467

Pool #AZ4775, 3.50%, 10/1/45	992	980

Pool #BA2911, 3.00%, 11/1/30	455	451

Pool #BC0326, 3.50%, 12/1/45	712	704

Pool #BC0822, 3.50%, 4/1/46	6,618	6,538

Pool #BC1105, 3.50%, 2/1/46	2,593	2,563

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #BC1510, 3.00%, 8/1/46	$781	$748

Pool #BC9096, 3.50%, 12/1/46	1,035	1,021

Pool #BE3171, 2.50%, 2/1/32	872	842

Pool #BH1130, 3.50%, 4/1/32	775	779

Pool #BH5784, 3.00%, 11/1/32	2,910	2,877

Pool #BH7032, 3.50%, 12/1/47	688	677

Pool #BH7106, 3.50%, 1/1/48	1,420	1,398

Pool #BH9215, 3.50%, 1/1/48	447	440

Pool #BJ0648, 3.50%, 3/1/48	1,492	1,469

Pool #BJ9181, 5/1/48 (1)	1,384	1,455

Pool #BJ9260, 4.00%, 4/1/48	1,555	1,571

Pool #BJ9977, 4.00%, 5/1/48	682	691

Pool #BK0920, 7/1/48 (1)	3,439	3,474

Pool #BK0922, 4.50%, 7/1/48	552	570

Pool #BK4740, 4.00%, 8/1/48	861	870

Pool #BK4764, 4.00%, 8/1/48	1,035	1,046

Pool #BM1687, 4.00%, 1/1/47	3,469	3,514

Pool #BM1787, 9/1/47 (1)	2,171	2,202

Pool #BM2001, 3.50%, 12/1/46	408	403

Pool #BM3286, 4.50%, 11/1/47	270	279

Pool #BM4151, 6/1/32 (1)	2,772	2,677

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #CA0110, 3.50%, 8/1/47	$1,820	$1,793

Pool #CA0619, 4.00%, 10/1/47	466	471

Pool #CA0620, 4.00%, 10/1/47	4,663	4,711

Pool #CA0656, 3.50%, 11/1/47	2,350	2,317

Pool #CA0859, 3.50%, 12/1/47	2,407	2,370

Pool #CA0917, 3.50%, 12/1/47	1,397	1,377

Pool #CA1370, 4.00%, 3/1/48	886	898

Pool #CA1378, 4.00%, 3/1/48	972	982

Pool #CA1564, 4.50%, 4/1/48	527	543

Pool #CA1711, 4.50%, 5/1/48	1,573	1,624

Pool #CA1902, 6/1/48 (1)	1,468	1,523

Pool #CA1951, 4.00%, 7/1/48	1,077	1,089

Pool #CA1952, 4.50%, 6/1/48	554	572

Pool #CA2208, 4.50%, 8/1/48	537	554

Pool #CA2256, 3.50%, 8/1/33	974	980

Pool #CA2366, 3.50%, 9/1/48	799	787

Pool #MA0361, 4.00%, 3/1/30	167	170

Pool #MA0667, 4.00%, 3/1/31	421	428

Pool #MA0706, 4.50%, 4/1/31	498	516

Pool #MA0711, 3.50%, 4/1/31	261	259

Pool #MA0804, 4.00%, 7/1/31	278	283

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #MA0976, 3.50%, 2/1/32	$587	$589

Pool #MA1107, 3.50%, 7/1/32	733	736

Pool #MA1138, 3.50%, 8/1/32	399	400

Pool #MA1141, 3.00%, 8/1/32	206	202

Pool #MA1200, 3.00%, 10/1/32	1,124	1,104

Pool #MA1239, 3.50%, 11/1/32	536	538

Pool #MA1432, 3.00%, 5/1/33	1,129	1,136

Pool #MA1511, 2.50%, 7/1/33	339	325

Pool #MA1764, 4.00%, 1/1/34	487	499

Pool #MA2320, 3.00%, 7/1/35	989	972

Pool #MA2473, 3.50%, 12/1/35	442	442

Pool #MA2489, 2.50%, 12/1/30	1,350	1,309

Pool #MA2512, 4.00%, 1/1/46	621	628

Pool #MA2670, 3.00%, 7/1/46	2,492	2,387

Pool #MA2672, 3.00%, 7/1/36	553	539

Pool #MA2705, 3.00%, 8/1/46	1,766	1,692

Pool #MA2737, 3.00%, 9/1/46	797	763

Pool #MA2738, 3.00%, 9/1/36	801	781

Pool #MA2771, 3.00%, 10/1/46	858	822

Pool #MA2775, 2.50%, 10/1/31	467	451

Pool #MA2781, 2.50%, 10/1/46	545	504

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #MA2804, 3.00%, 11/1/36	$986	$962

Pool #MA2817, 2.50%, 11/1/36	430	408

Pool #MA2841, 2.50%, 12/1/36	174	165

Pool #MA2863, 3.00%, 1/1/47	12,411	11,886

Pool #MA2895, 3.00%, 2/1/47	716	685

Pool #MA2929, 3.50%, 3/1/47	4,291	4,233

Pool #MA3028, 3.50%, 6/1/37	918	918

Pool #MA3057, 3.50%, 7/1/47	2,215	2,183

Pool #MA3058, 4.00%, 7/1/47	871	880

Pool #MA3059, 3.50%, 7/1/37	175	175

Pool #MA3073, 4.50%, 7/1/47	1,737	1,793

Pool #MA3127, 3.00%, 9/1/37	366	355

Pool #MA3150, 4.50%, 10/1/47	840	867

Pool #MA3181, 3.50%, 11/1/37	278	277

Pool #MA3182, 3.50%, 11/1/47	2,322	2,286

Pool #MA3184, 4.50%, 11/1/47	263	271

Pool #MA3185, 3.00%, 11/1/37	467	453

Pool #MA3188, 3.00%, 11/1/32	1,348	1,332

Pool #MA3211, 4.00%, 12/1/47	464	470

Pool #MA3239, 4.00%, 1/1/48	1,967	1,989

Pool #MA3276, 3.50%, 2/1/48	1,988	1,957

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Fannie Mae – 12.7% – continued

Pool #MA3281, 4.00%, 2/1/38	$945	$963

Pool #MA3334, 4.50%, 4/1/48	1,809	1,867

Pool #MA3385, 4.50%, 6/1/48	728	752

Pool #MA3443, 4.00%, 8/1/48	841	850

Pool #MA3444, 4.50%, 8/1/48	742	766

Pool #MA3467, 4.00%, 9/1/48	845	854

Pool TBA, 10/18/33 (1)	4,300	4,219
10/18/48 (1)	21,300	21,055
		378,228

Federal Home Loan Bank – 0.3%

Federal Home Loan Banks, 2.63%, 5/28/20	500	499
1.38%, 9/28/20	3,000	2,916
2.63%, 10/1/20	5,000	4,976
5.50%, 7/15/36	500	636
		9,027

Freddie Mac – 0.8%
1.25%, 10/2/19	1,000	986
1.38%, 5/1/20	500	489
2.38%, 1/13/22	1,500	1,474
2.75%, 6/19/23	3,000	2,963
6.75%, 3/15/31	1,200	1,607

Freddie Mac Multifamily Structured Pass Through Certificates, Series K007, Class A2, 4.22%, 3/25/20 (11)	–	1

Freddie Mac Multifamily Structured Pass Through Certificates, Series K008, Class A2, 3.53%, 6/25/20	263	265

Freddie Mac Multifamily Structured Pass Through Certificates, Series K011, Class A2, 4.08%, 11/25/20	781	795

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac – 0.8% – continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.97%, 1/25/21	$575	$585

Freddie Mac Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.87%, 4/25/21	347	353

Freddie Mac Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.87%, 12/25/21	100	99

Freddie Mac Multifamily Structured Pass Through Certificates, Series K018, Class A2, 2.79%, 1/25/22	500	495

Freddie Mac Multifamily Structured Pass Through Certificates, Series K020, Class A2, 2.37%, 5/25/22	150	146

Freddie Mac Multifamily Structured Pass Through Certificates, Series K023, Class A2, 2.31%, 8/25/22	350	340

Freddie Mac Multifamily Structured Pass Through Certificates, Series K024, Class A2, 2.57%, 9/25/22	200	196

Freddie Mac Multifamily Structured Pass Through Certificates, Series K025, Class A1, 1.88%, 4/25/22	282	276

Freddie Mac Multifamily Structured Pass Through Certificates, Series K027, Class A2, 2.64%, 1/25/23	750	734

Freddie Mac Multifamily Structured Pass Through Certificates, Series K028, Class A2, 3.11%, 2/25/23	300	299

Freddie Mac Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.32%, 2/25/23	250	251

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac – 0.8% – continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K030, Class A2, 3.25%, 4/25/23	$300	$301

Freddie Mac Multifamily Structured Pass Through Certificates, Series K031, Class A2, 3.30%, 4/25/23	227	228

Freddie Mac Multifamily Structured Pass Through Certificates, Series K032, Class A2, 3.31%, 5/25/23	365	366

Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class A2, 3.06%, 7/25/23	350	347

Freddie Mac Multifamily Structured Pass Through Certificates, Series K038, Class A2, 3.39%, 3/25/24	295	296

Freddie Mac Multifamily Structured Pass Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	300	299

Freddie Mac Multifamily Structured Pass Through Certificates, Series K041, Class A2, 3.17%, 10/25/24	300	298

Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.67%, 12/25/24	200	193

Freddie Mac Multifamily Structured Pass Through Certificates, Series K043, Class A2, 3.06%, 12/25/24	200	197

Freddie Mac Multifamily Structured Pass Through Certificates, Series K046, Class A2, 3.21%, 3/25/25	250	248

Freddie Mac Multifamily Structured Pass Through Certificates, Series K051, Class A2, 3.31%, 9/25/25	300	299

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac – 0.8% – continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2, 3.00%, 12/25/25	$300	$292

Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2, 2.75%, 1/25/26	250	239

Freddie Mac Multifamily Structured Pass Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	500	476

Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2, 2.53%, 5/25/26	400	376

Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	250	236

Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	350	342

Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.12%, 6/25/27	350	339

Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	250	243

Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2, 3.24%, 8/25/27	150	146

Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.19%, 9/25/27	200	194

Freddie Mac Multifamily Structured Pass Through Certificates, Series K070, Class A2, 3.30%, 11/25/27	150	147

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac – 0.8% – continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2, 3.44%, 12/25/27	$150	$148

Freddie Mac Multifamily Structured Pass Through Certificates, Series K073, Class A2, 3.35%, 1/25/28	150	147

Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	150	150

Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2, 3.65%, 2/25/28	150	150

Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2, 3.90%, 4/25/28	200	205

Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2, 3.85%, 5/25/28	200	204

Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2, 3.85%, 6/25/28	150	153

Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2, 3.93%, 6/25/28	200	205

Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2, 3.93%, 7/25/28	200	205

Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2, 3.42%,	100	97

Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3, 3.75%, 4/25/33	100	99

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac – 0.8% – continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2, 3.99%, 5/25/33	$100	$102

Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3, 3.99%, 8/25/33	100	101

Freddie Mac Multifamily Structured Pass Through Certificates, Series K716, Class A2, 3.13%, 6/25/21	500	499

Freddie Mac Multifamily Structured Pass Through Certificates, Series K718, Class A2, 2.79%, 1/25/22	250	247

Freddie Mac Multifamily Structured Pass Through Certificates, Series K719, Class A2, 2.73%, 6/25/22	100	98

Freddie Mac Multifamily Structured Pass Through Certificates, Series K722, Class A2, 2.41%, 3/25/23	250	242

Freddie Mac Multifamily Structured Pass Through Certificates, Series K723, Class A2, 2.45%, 8/25/23	250	241

Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2, 3.14%, 10/25/24	200	198

Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2, 3.59%, 1/25/25	200	203

Freddie Mac Multifamily Structured Pass Through Certificates, Series K731, Class A2, 3.60%, 2/25/25	150	152

Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2, 3.70%, 5/25/25	400	408

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac – 0.8% – continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series KC02, Class A2, 3.37%, 7/25/25	$300	$297
		23,007

Freddie Mac Gold – 7.7%

Pool #A16753, 5.00%, 11/1/33	44	47

Pool #A17665, 5.00%, 1/1/34	50	52

Pool #A27950, 5.50%, 11/1/34	246	266

Pool #A31136, 5.50%, 1/1/35	207	221

Pool #A39306, 5.50%, 11/1/35	144	155

Pool #A46224, 5.00%, 7/1/35	21	23

Pool #A48104, 5.00%, 1/1/36	61	64

Pool #A51296, 6.00%, 8/1/36	10	11

Pool #A54897, 6.50%, 8/1/36	49	54

Pool #A56110, 5.50%, 12/1/36	120	128

Pool #A57604, 5.00%, 3/1/37	144	152

Pool #A58718, 5.50%, 3/1/37	13	14

Pool #A59081, 5.50%, 4/1/37	193	207

Pool #A60942, 5.00%, 5/1/37	52	55

Pool #A61560, 5.50%, 10/1/36	266	288

Pool #A61573, 5.00%, 9/1/34	781	825

Pool #A61597, 5.50%, 12/1/35	35	37

Pool #A64474, 5.50%, 9/1/37	16	17

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac Gold – 7.7% – continued

Pool #A67116, 7.00%, 10/1/37	$15	$17

Pool #A68761, 5.50%, 9/1/37	128	136

Pool #A69169, 4.50%, 12/1/37	59	62

Pool #A69303, 6.00%, 11/1/37	21	24

Pool #A73778, 5.00%, 2/1/38	91	96

Pool #A74134, 7.00%, 2/1/38	22	23

Pool #A78507, 5.00%, 6/1/38	287	304

Pool #A81606, 6.00%, 9/1/38	17	19

Pool #A83008, 5.50%, 11/1/38	229	248

Pool #A84432, 4.50%, 2/1/39	53	55

Pool #A88476, 4.50%, 9/1/39	1,556	1,619

Pool #A89346, 4.50%, 10/1/39	824	860

Pool #A90749, 4.50%, 1/1/40	707	737

Pool #A91541, 5.00%, 3/1/40	196	207

Pool #A91626, 4.50%, 3/1/40	420	438

Pool #A91942, 4.50%, 4/1/40	302	315

Pool #A94672, 4.50%, 10/1/40	433	452

Pool #A96296, 4.00%, 1/1/41	510	519

Pool #A96310, 4.00%, 1/1/41	371	378

Pool #A96995, 4.00%, 2/1/41	836	852

Pool #A97443, 4.50%, 3/1/41	373	390

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac Gold – 7.7% – continued

Pool #B10630, 4.50%, 11/1/18	$3	$3

Pool #B17658, 4.50%, 1/1/20	1	1

Pool #B18502, 5.50%, 6/1/20	3	3

Pool #B18931, 4.50%, 3/1/20	2	2

Pool #C03457, 4.50%, 2/1/40	258	269

Pool #C03812, 3.50%, 4/1/42	596	595

Pool #C03821, 3.50%, 4/1/42	1,229	1,220

Pool #C04268, 3.00%, 10/1/42	2,716	2,624

Pool #C09004, 3.50%, 7/1/42	414	410

Pool #C09042, 3.50%, 5/1/43	529	525

Pool #C09063, 4.00%, 9/1/44	437	442

Pool #C09066, 3.50%, 10/1/44	600	594

Pool #C91009, 5.00%, 11/1/26	12	13

Pool #C91247, 5.00%, 4/1/29	119	125

Pool #C91354, 4.00%, 1/1/31	421	428

Pool #C91370, 4.50%, 5/1/31	215	223

Pool #C91388, 3.50%, 2/1/32	254	255

Pool #C91402, 4.00%, 10/1/31	344	350

Pool #C91408, 3.50%, 11/1/31	253	251

Pool #C91485, 3.50%, 8/1/32	402	403

Pool #C91811, 4.00%, 1/1/35	177	182

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac Gold – 7.7% – continued

Pool #C91826, 3.00%, 5/1/35	$324	$317

Pool #C91858, 3.00%, 12/1/35	346	337

Pool #C91879, 3.00%, 6/1/36	392	382

Pool #C91891, 3.00%, 9/1/36	415	404

Pool #C91904, 2.50%, 11/1/36	258	244

Pool #C91908, 3.00%, 1/1/37	172	168

Pool #C91949, 3.00%, 9/1/37	458	445

Pool #C91955, 3.00%, 10/1/37	373	362

Pool #C91970, 3.50%, 1/1/38	479	476

Pool #C91971, 4.00%, 1/1/38	188	191

Pool #D97564, 5.00%, 1/1/28	111	116

Pool #D99094, 3.00%, 3/1/32	270	266

Pool #E03033, 3.00%, 2/1/27	519	515

Pool #E04044, 3.50%, 8/1/27	829	833

Pool #E04072, 2.50%, 8/1/27	233	226

Pool #G01907, 4.50%, 8/1/34	26	27

Pool #G01974, 5.00%, 12/1/35	252	267

Pool #G02064, 5.00%, 2/1/36	118	126

Pool #G02069, 5.50%, 3/1/36	18	20

Pool #G02386, 6.00%, 11/1/36	192	213

Pool #G02391, 6.00%, 11/1/36	6	7

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac Gold – 7.7% – continued

Pool #G02540, 5.00%, 11/1/34	$59	$63

Pool #G02649, 6.00%, 1/1/37	8	9

Pool #G02702, 6.50%, 1/1/37	11	13

Pool #G02789, 6.00%, 4/1/37	669	741

Pool #G02911, 6.00%, 4/1/37	8	9

Pool #G02973, 6.00%, 6/1/37	24	26

Pool #G03121, 5.00%, 6/1/36	99	106

Pool #G03134, 5.50%, 8/1/36	41	45

Pool #G03176, 5.00%, 8/1/37	32	33

Pool #G03218, 6.00%, 9/1/37	25	27

Pool #G03351, 6.00%, 9/1/37	49	54

Pool #G03513, 6.00%, 11/1/37	57	63

Pool #G03600, 7.00%, 11/1/37	25	28

Pool #G03737, 6.50%, 11/1/37	340	377

Pool #G03992, 6.00%, 3/1/38	55	60

Pool #G04287, 5.00%, 5/1/38	116	123

Pool #G04459, 5.50%, 6/1/38	89	96

Pool #G04611, 6.00%, 7/1/38	163	178

Pool #G04650, 6.50%, 9/1/38	80	89

Pool #G04817, 5.00%, 9/1/38	64	68

Pool #G05082, 5.00%, 3/1/38	144	153

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac Gold – 7.7% – continued

Pool #G05167, 4.50%, 2/1/39	$174	$180

Pool #G05725, 4.50%, 11/1/39	392	408

Pool #G05733, 5.00%, 11/1/39	308	327

Pool #G05870, 4.50%, 4/1/40	470	490

Pool #G05969, 5.00%, 8/1/40	203	215

Pool #G05971, 5.50%, 8/1/40	797	853

Pool #G06020, 5.50%, 12/1/39	707	763

Pool #G06767, 5.00%, 10/1/41	620	658

Pool #G06947, 6.00%, 5/1/40	199	221

Pool #G07030, 4.00%, 6/1/42	2,250	2,292

Pool #G07098, 3.50%, 7/1/42	655	649

Pool #G07152, 4.00%, 6/1/42	1,715	1,747

Pool #G07171, 4.00%, 8/1/42	931	949

Pool #G07445, 2.50%, 7/1/43	669	620

Pool #G07787, 4.00%, 8/1/44	3,183	3,236

Pool #G07924, 3.50%, 1/1/45	939	930

Pool #G07961, 3.50%, 3/1/45	1,897	1,877

Pool #G07998, 4.50%, 7/1/44	451	467

Pool #G08189, 7.00%, 3/1/37	29	32

Pool #G08192, 5.50%, 4/1/37	41	44

Pool #G08341, 5.00%, 4/1/39	863	916

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac Gold – 7.7% – continued

Pool #G08477, 3.50%, 2/1/42	$749	$742

Pool #G08537, 3.00%, 7/1/43	2,331	2,249

Pool #G08554, 3.50%, 10/1/43	984	976

Pool #G08608, 3.00%, 9/1/44	420	405

Pool #G08614, 11/1/44 (1)	4,227	4,072

Pool #G08624, 4.00%, 1/1/45	1,305	1,322

Pool #G08632, 3.50%, 3/1/45	1,708	1,686

Pool #G08648, 3.00%, 6/1/45	725	697

Pool #G08650, 3.50%, 6/1/45	1,343	1,326

Pool #G08653, 3.00%, 7/1/45	1,774	1,704

Pool #G08660, 4.00%, 8/1/45	456	462

Pool #G08666, 3.00%, 9/1/45	5,284	5,073

Pool #G08667, 3.50%, 9/1/45	1,053	1,039

Pool #G08672, 4.00%, 10/1/45	619	627

Pool #G08677, 4.00%, 11/1/45	566	573

Pool #G08681, 3.50%, 12/1/45	2,005	1,979

Pool #G08698, 3.50%, 3/1/46	1,046	1,038

Pool #G08702, 3.50%, 4/1/46	1,075	1,060

Pool #G08710, 3.00%, 6/1/46	1,232	1,181

Pool #G08715, 3.00%, 8/1/46	2,684	2,573

Pool #G08721, 3.00%, 9/1/46	753	721

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac Gold – 7.7% – continued

Pool #G08726, 3.00%, 10/1/46	$993	$952

Pool #G08747, 3.00%, 2/1/47	625	599

Pool #G08766, 3.50%, 6/1/47	1,225	1,207

Pool #G08774, 3.50%, 8/1/47	453	447

Pool #G08785, 4.00%, 10/1/47	1,958	1,979

Pool #G08788, 3.50%, 11/1/47	2,709	2,668

Pool #G08790, 4.50%, 11/1/47	1,780	1,839

Pool #G08792, 3.50%, 12/1/47	711	701

Pool #G08793, 4.00%, 12/1/47	2,012	2,036

Pool #G08794, 4.50%, 12/1/47	634	655

Pool #G08797, 4.00%, 1/1/48	1,704	1,725

Pool #G08804, 3.50%, 3/1/48	1,702	1,677

Pool #G08814, 4.00%, 5/1/48	1,365	1,379

Pool #G08818, 4.50%, 6/1/48	420	433

Pool #G08827, 4.50%, 7/1/48	991	1,024

Pool #G08831, 4.00%, 8/1/48	1,181	1,193

Pool #G08842, 10/1/48 (1)	1,744	1,762

Pool #G11776, 4.50%, 9/1/20	6	6

Pool #G12571, 4.00%, 1/1/22	28	29

Pool #G12673, 5.00%, 9/1/21	15	15

Pool #G12837, 4.50%, 4/1/22	25	25

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac Gold – 7.7% – continued

Pool #G12868, 5.00%, 11/1/22	$52	$54

Pool #G12869, 5.00%, 9/1/22	39	39

Pool #G13136, 4.50%, 5/1/23	54	56

Pool #G13151, 6.00%, 3/1/23	44	45

Pool #G13201, 4.50%, 7/1/23	32	33

Pool #G13433, 5.50%, 1/1/24	45	47

Pool #G14168, 5.50%, 12/1/24	56	58

Pool #G14239, 4.00%, 9/1/26	901	922

Pool #G14554, 4.50%, 7/1/26	78	80

Pool #G14891, 3.00%, 10/1/28	375	372

Pool #G15089, 2.50%, 11/1/28	630	612

Pool #G15134, 3.00%, 5/1/29	258	256

Pool #G15468, 3.50%, 12/1/29	530	533

Pool #G16499, 2.00%, 8/1/32	149	139

Pool #G16562, 3.50%, 8/1/33	982	988

Pool #G16600, 3.00%, 7/1/33	3,473	3,423

Pool #G18220, 6.00%, 11/1/22	7	8

Pool #G18420, 3.00%, 1/1/27	688	683

Pool #G18438, 2.50%, 6/1/27	316	307

Pool #G18442, 3.50%, 8/1/27	503	505

Pool #G18475, 2.50%, 8/1/28	2,340	2,273

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac Gold – 7.7% – continued

Pool #G18571, 2.50%, 10/1/30	$485	$468

Pool #G18601, 3.00%, 5/1/31	676	666

Pool #G18618, 2.00%, 11/1/31	244	229

Pool #G18626, 1/1/32 (1)	3,375	3,256

Pool #G18629, 2.00%, 1/1/32	83	77

Pool #G18664, 3.50%, 10/1/32	447	449

Pool #G30327, 4.50%, 1/1/27	21	22

Pool #G30835, 3.50%, 12/1/35	356	356

Pool #G31020, 2.50%, 2/1/37	93	89

Pool #G31057, 3.00%, 2/1/38	477	465

Pool #G60145, 3.50%, 8/1/45	1,011	999

Pool #G60238, 3.50%, 10/1/45	1,440	1,424

Pool #G60361, 3.50%, 12/1/45	1,433	1,414

Pool #G60440, 3.50%, 3/1/46	2,432	2,405

Pool #G60696, 3.00%, 9/1/46	1,352	1,296

Pool #G60707, 3.00%, 9/1/46	1,296	1,243

Pool #G60723, 3.00%, 10/1/46	1,041	998

Pool #G60724, 3.00%, 10/1/46	1,041	998

Pool #G60948, 3.00%, 1/1/47	3,555	3,408

Pool #G61044, 3.50%, 3/1/47	4,467	4,405

Pool #G61608, 9/1/48 (1)	1,388	1,433

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac Gold – 7.7% – continued

Pool #J00991, 4.00%, 1/1/21	$14	$15

Pool #J02541, 4.00%, 9/1/20	4	4

Pool #J03041, 6.00%, 7/1/21	7	7

Pool #J03736, 5.50%, 11/1/21	18	19

Pool #J05307, 4.50%, 8/1/22	6	6

Pool #J06175, 5.00%, 5/1/21	4	4

Pool #J06465, 6.00%, 11/1/22	5	6

Pool #J06476, 5.50%, 11/1/22	15	16

Pool #J08098, 5.50%, 6/1/23	25	25

Pool #J08202, 5.00%, 7/1/23	13	13

Pool #J08454, 5.00%, 8/1/23	31	32

Pool #J08913, 5.50%, 10/1/23	14	14

Pool #J09148, 5.00%, 12/1/23	39	39

Pool #J09305, 5.00%, 2/1/24	57	58

Pool #J09463, 5.00%, 3/1/24	36	36

Pool #J11136, 4.00%, 11/1/24	52	54

Pool #J12098, 4.50%, 4/1/25	288	298

Pool #J14808, 3.50%, 3/1/26	363	365

Pool #J17055, 3.00%, 11/1/26	228	225

Pool #J17232, 3.00%, 11/1/26	288	286

Pool #J17932, 3.00%, 3/1/27	450	447

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac Gold – 7.7% – continued

Pool #J20834, 2.50%, 10/1/27	$589	$572

Pool #J21601, 2.50%, 12/1/27	2,077	2,017

Pool #J22069, 2.50%, 1/1/28	147	143

Pool #J22986, 2.50%, 3/1/28	1,201	1,167

Pool #J23813, 2.00%, 5/1/28	1,031	992

Pool #J30435, 3.00%, 1/1/30	660	654

Pool #J31371, 2.50%, 4/1/30	841	814

Pool #J32223, 2.50%, 7/1/30	618	598

Pool #J32244, 3.00%, 7/1/30	2,161	2,135

Pool #J34252, 3.50%, 4/1/31	130	131

Pool #K90071, 3.00%, 2/1/33	952	922

Pool #K90641, 3.50%, 6/1/33	145	146

Pool #K90791, 3.00%, 7/1/33	386	381

Pool #K91490, 3.50%, 1/1/34	763	766

Pool #K92325, 3.00%, 1/1/35	536	525

Pool #Q02211, 4.50%, 7/1/41	464	484

Pool #Q02605, 4.50%, 8/1/41	1,095	1,143

Pool #Q03085, 4.00%, 9/1/41	223	228

Pool #Q04649, 3.50%, 11/1/41	285	282

Pool #Q08894, 3.50%, 6/1/42	771	765

Pool #Q09009, 4.00%, 6/1/42	1,621	1,652

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac Gold – 7.7% – continued

Pool #Q10389, 3.50%, 8/1/42	$1,267	$1,258

Pool #Q10438, 3.50%, 8/1/42	1,208	1,199

Pool #Q14324, 3.00%, 1/1/43	1,315	1,270

Pool #Q14426, 1/1/43 (1)	3,667	3,541

Pool #Q14676, 3.00%, 1/1/43	838	809

Pool #Q15438, 3.00%, 2/1/43	1,158	1,119

Pool #Q15843, 3.00%, 2/1/43	381	368

Pool #Q18305, 3.50%, 5/1/43	2,077	2,060

Pool #Q18339, 3.00%, 5/1/43	400	387

Pool #Q19697, 3.00%, 6/1/43	935	902

Pool #Q19909, 3.00%, 7/1/43	726	701

Pool #Q20550, 3.00%, 8/1/43	1,235	1,192

Pool #Q21320, 3.50%, 8/1/43	501	497

Pool #Q24954, 4.00%, 2/1/44	783	796

Pool #Q27352, 3.50%, 7/1/44	2,615	2,594

Pool #Q27353, 4.00%, 7/1/44	2,083	2,113

Pool #Q29640, 4.00%, 11/1/44	785	796

Pool #Q36759, 3.50%, 10/1/45	1,484	1,468

Pool #Q37471, 4.00%, 11/1/45	971	982

Pool #Q37986, 3.50%, 12/1/45	731	722

Pool #Q40841, 3.00%, 6/1/46	1,159	1,111

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac Gold – 7.7% – continued

Pool #Q43876, 3.00%, 10/1/46	$1,097	$1,051

Pool #Q44663, 3.00%, 11/1/46	1,583	1,516

Pool #Q45095, 3.50%, 12/1/46	3,222	3,175

Pool #Q48874, 3.50%, 6/1/47	373	368

Pool #Q50031, 3.50%, 8/1/47	1,314	1,296

Pool #Q50962, 3.50%, 9/1/47	1,697	1,671

Pool #Q52115, 3.50%, 11/1/47	704	693

Pool #Q52319, 3.50%, 11/1/47	1,513	1,491

Pool #Q52985, 3.50%, 12/1/47	586	577

Pool #Q53695, 3.50%, 1/1/48	1,567	1,544

Pool #Q54334, 3.50%, 2/1/48	1,349	1,329

Pool #Q54891, 4.00%, 3/1/48	1,158	1,170

Pool #Q557443, 7/1/48 (1)	792	833

Pool #Q56363, 4.50%, 5/1/48	1,142	1,179

Pool #Q57433, 4.00%, 7/1/48	1,099	1,110

Pool #Q58069, 4.00%, 8/1/48	799	807

Pool #Q58304, 9/1/48 (1)	1,748	1,766

Pool #V60268, 3.00%, 9/1/28	1,095	1,085

Pool #V60886, 2.50%, 8/1/30	287	278

Pool #V60902, 2.50%, 8/1/30	225	218

Pool #V61151, 2.50%, 5/1/31	808	780

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Freddie Mac Gold – 7.7% – continued

Pool #V61347, 2.50%, 10/1/31	$856	$825

Pool #V80003, 3.00%, 4/1/43	1,777	1,715

Pool #V80004, 3.00%, 4/1/43	483	466

Pool #V80058, 3.00%, 5/1/43	781	754

Pool #V83616, 4.00%, 11/1/47	940	950

Pool #V84594, 4.00%, 9/1/48	796	805

Pool TBA, 10/18/33 (1)	3,100	3,041
10/18/48 (1)	17,420	17,486
		231,201

Government National Mortgage Association I – 0.8%

Pool #510835, 5.50%, 2/15/35	31	34

Pool #553463, 3.50%, 1/15/42	759	758

Pool #597889, 5.50%, 6/15/33	204	219

Pool #614169, 5.00%, 7/15/33	53	56

Pool #616879, 3.50%, 2/15/42	517	517

Pool #617739, 6.00%, 10/15/37	12	13

Pool #634431, 6.00%, 9/15/34	18	20

Pool #641416, 5.50%, 4/15/35	151	163

Pool #646341, 6.00%, 11/15/36	40	43

Pool #648538, 5.00%, 12/15/35	62	65

Pool #651753, 5.50%, 3/15/36	12	13

Pool #670030, 3.00%, 7/15/45	689	668

Pool #675211, 6.50%, 3/15/38	9	10

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Government National Mortgage Association I – 0.8% – continued

Pool #675484, 5.50%, 6/15/38	$74	$80

Pool #676360, 6.50%, 10/15/37	8	9

Pool #682899, 6.00%, 9/15/40	180	199

Pool #687824, 5.50%, 8/15/38	119	128

Pool #687900, 5.00%, 9/15/38	118	124

Pool #687901, 5.00%, 9/15/38	74	77

Pool #692309, 6.00%, 1/15/39	62	67

Pool #697645, 5.50%, 10/15/38	41	44

Pool #698236, 5.00%, 6/15/39	335	356

Pool #698336, 4.50%, 5/15/39	368	384

Pool #699277, 6.00%, 9/15/38	17	18

Pool #700918, 5.50%, 11/15/38	131	141

Pool #700972, 5.50%, 11/15/38	28	30

Pool #701196, 6.00%, 10/15/38	13	14

Pool #703677, 5.50%, 6/15/39	143	153

Pool #704185, 5.50%, 1/15/39	32	34

Pool #704514, 4.50%, 5/15/39	592	622

Pool #704624, 4.50%, 7/15/39	1,723	1,812

Pool #717175, 4.50%, 6/15/39	350	368

Pool #719262, 5.00%, 8/15/40	170	181

Pool #720065, 4.50%, 6/15/39	1,156	1,215

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Government National Mortgage Association I – 0.8% – continued

Pool #720202, 4.50%, 7/15/39	$275	$288

Pool #723231, 4.00%, 10/15/39	247	252

Pool #723339, 5.00%, 9/15/39	163	173

Pool #726085, 4.00%, 11/15/24	112	115

Pool #728629, 4.50%, 1/15/40	539	566

Pool #733663, 4.50%, 5/15/40	1,341	1,402

Pool #736768, 3.00%, 11/15/42	1,042	1,014

Pool #737286, 4.50%, 5/15/40	452	475

Pool #737416, 3.50%, 9/15/25	93	94

Pool #738134, 3.50%, 4/15/26	182	185

Pool #738247, 4.50%, 4/15/41	202	211

Pool #745215, 4.00%, 7/15/25	77	78

Pool #747643, 4.50%, 8/15/40	712	742

Pool #760874, 3.50%, 2/15/26	153	155

Pool #768800, 4.50%, 6/15/41	113	118

Pool #773939, 4.00%, 11/15/41	537	553

Pool #778957, 3.50%, 3/15/42	651	651

Pool #782131, 5.50%, 12/15/36	52	57

Pool #782150, 5.50%, 4/15/37	62	67

Pool #782259, 5.00%, 2/15/36	119	127

Pool #782272, 5.50%, 2/15/38	114	124

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Government National Mortgage Association I – 0.8% – continued

Pool #782498, 6.00%, 12/15/38	$55	$59

Pool #782565, 5.00%, 2/15/39	1,250	1,328

Pool #782584, 5.00%, 3/15/39	72	76

Pool #782675, 4.50%, 6/15/24	84	88

Pool #782696, 5.00%, 6/15/39	296	315

Pool #782831, 6.00%, 12/15/39	38	41

Pool #783176, 4.00%, 11/15/40	694	710

Pool #783467, 4.00%, 10/15/41	2,146	2,197

Pool #783740, 2.50%, 12/15/27	254	246

Pool #AA5391, 3.50%, 6/15/42	46	46

Pool #AA6089, 3.00%, 2/15/43	429	417

Pool #AB2761, 3.50%, 8/15/42	172	172

Pool #AB2891, 3.00%, 9/15/42	250	243

Pool #AD8781, 3.00%, 3/15/43	380	369

Pool #AD9016, 3.00%, 4/15/43	449	438

Pool #AL1763, 3.50%, 1/15/45	267	265
		23,092

Government National Mortgage Association II – 7.5%

Pool #3570, 6.00%, 6/20/34	50	55

Pool #3665, 5.50%, 1/20/35	146	158

Pool #3852, 6.00%, 5/20/36	23	25

Pool #3879, 6.00%, 7/20/36	72	78

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Government National Mortgage Association II – 7.5% – continued

Pool #3910, 6.00%, 10/20/36	$34	$37

Pool #3994, 5.00%, 6/20/37	22	24

Pool #4018, 6.50%, 8/20/37	85	97

Pool #4026, 5.00%, 9/20/37	35	37

Pool #4027, 5.50%, 9/20/37	17	18

Pool #4040, 6.50%, 10/20/37	17	20

Pool #4098, 5.50%, 3/20/38	106	114

Pool #4116, 6.50%, 4/20/38	41	46

Pool #4170, 6.00%, 6/20/38	83	91

Pool #4194, 5.50%, 7/20/38	199	213

Pool #4243, 5.00%, 9/20/38	46	49

Pool #4244, 5.50%, 9/20/38	56	60

Pool #4245, 6.00%, 9/20/38	31	33

Pool #4269, 6.50%, 10/20/38	41	45

Pool #4290, 5.50%, 11/20/38	36	39

Pool #4344, 6.00%, 1/20/39	66	72

Pool #4345, 6.50%, 1/20/39	45	50

Pool #4425, 5.50%, 4/20/39	121	130

Pool #4559, 5.00%, 10/20/39	266	284

Pool #4561, 6.00%, 10/20/39	161	177

Pool #4617, 4.50%, 1/20/40	82	86

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Government National Mortgage Association II – 7.5% – continued

Pool #4619, 5.50%, 1/20/40	$255	$273

Pool #4713, 4.50%, 6/20/40	240	252

Pool #4747, 5.00%, 7/20/40	208	223

Pool #4881, 3.50%, 12/20/40	875	878

Pool #4882, 4.00%, 12/20/40	2,028	2,081

Pool #4923, 4.50%, 1/20/41	193	203

Pool #5050, 4.00%, 5/20/26	159	163

Pool #5081, 4.00%, 6/20/41	323	332

Pool #5082, 4.50%, 6/20/41	335	351

Pool #5083, 5.00%, 6/20/41	1,296	1,380

Pool #5114, 4.00%, 7/20/41	1,289	1,322

Pool #5141, 5.00%, 8/20/41	173	184

Pool #5175, 4.50%, 9/20/41	181	190

Pool #5176, 5.00%, 9/20/41	906	963

Pool #5202, 3.50%, 10/20/41	497	497

Pool #5203, 4.00%, 10/20/41	315	323

Pool #5232, 3.50%, 11/20/41	967	968

Pool #5264, 5.50%, 12/20/41	22	24

Pool #5280, 4.00%, 1/20/42	351	360

Pool #5304, 3.50%, 2/20/42	359	359

Pool #5317, 5.50%, 2/20/42	169	183

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Government National Mortgage Association II – 7.5% – continued

Pool #5326, 3.00%, 3/20/27	$454	$451

Pool #5331, 3.50%, 3/20/42	578	578

Pool #626951, 3.00%, 6/20/45	699	679

Pool #737602, 4.00%, 11/20/40	377	387

Pool #752757, 4.50%, 11/20/40	464	486

Pool #755677, 4.00%, 12/20/40	275	281

Pool #766711, 4.00%, 5/20/42	1,348	1,378

Pool #782433, 6.00%, 10/20/38	120	131

Pool #783976, 3.50%, 4/20/43	4,144	4,144

Pool #784345, 3.50%, 7/20/47	996	995

Pool #AA5970, 3.00%, 1/20/43	1,328	1,292

Pool #AA6054, 3.00%, 2/20/43	1,930	1,874

Pool #AA6149, 3.00%, 3/20/43	1,343	1,304

Pool #AA6160, 3.50%, 3/20/43	470	468

Pool #AA6243, 3.50%, 4/20/43	184	183

Pool #AB9443, 3.50%, 11/20/42	696	693

Pool #AD1755, 3.50%, 2/20/43	819	817

Pool #AD8825, 3.50%, 3/20/43	468	467

Pool #AF5097, 4.00%, 8/20/43	1,380	1,411

Pool #AJ0645, 3.50%, 7/20/44	437	436

Pool #AJ0789, 3.50%, 8/20/45	3,529	3,515

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Government National Mortgage Association II – 7.5% – continued

Pool #AJ3643, 4.00%, 10/20/44	$930	$951

Pool #AK6867, 3.50%, 1/20/45	2,427	2,417

Pool #AO7525, 3.50%, 8/20/45	2,242	2,233

Pool #AO7682, 4.00%, 8/20/45	927	945

Pool #BB6965, 3.50%, 7/20/47	479	478

Pool #MA0006, 2.50%, 4/20/27	169	165

Pool #MA0022, 3.50%, 4/20/42	580	580

Pool #MA0088, 3.50%, 5/20/42	1,303	1,303

Pool #MA0220, 3.50%, 7/20/42	676	676

Pool #MA0318, 3.50%, 8/20/42	1,263	1,263

Pool #MA0321, 5.00%, 8/20/42	336	356

Pool #MA0391, 3.00%, 9/20/42	2,669	2,608

Pool #MA0392, 3.50%, 9/20/42	547	547

Pool #MA0698, 3.00%, 1/20/43	638	624

Pool #MA0826, 3.00%, 3/20/28	201	200

Pool #MA0850, 2.50%, 3/20/43	234	222

Pool #MA0851, 3.00%, 3/20/43	933	911

Pool #MA0852, 3.50%, 3/20/43	1,098	1,098

Pool #MA0933, 3.00%, 4/20/43	1,143	1,117

Pool #MA0934, 3.50%, 4/20/43	372	372

Pool #MA1011, 3.00%, 5/20/43	1,100	1,075

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Government National Mortgage Association II – 7.5% – continued

Pool #MA1012, 3.50%, 5/20/43	$981	$981

Pool #MA1064, 2.50%, 6/20/28	628	613

Pool #MA1089, 3.00%, 6/20/43	1,181	1,154

Pool #MA1224, 3.50%, 8/20/43	873	873

Pool #MA1285, 3.50%, 9/20/43	503	503

Pool #MA1839, 4.00%, 4/20/44	290	297

Pool #MA1920, 4.00%, 5/20/44	312	320

Pool #MA2224, 4.00%, 9/20/44	1,656	1,698

Pool #MA2444, 3.00%, 12/20/44	248	242

Pool #MA2521, 3.50%, 1/20/45	997	994

Pool #MA2522, 4.00%, 1/20/45	350	359

Pool #MA2677, 3.00%, 3/20/45	549	534

Pool #MA2753, 3.00%, 4/20/45	1,432	1,392

Pool #MA2754, 3.50%, 4/20/45	586	585

Pool #MA2891, 3.00%, 6/20/45	1,558	1,515

Pool #MA2892, 3.50%, 6/20/45	521	520

Pool #MA2935, 3.00%, 7/20/30	851	847

Pool #MA2960, 3.00%, 7/20/45	1,201	1,168

Pool #MA3034, 3.50%, 8/20/45	1,493	1,488

Pool #MA3104, 3.00%, 9/20/45	1,606	1,561

Pool #MA3106, 4.00%, 9/20/45	1,353	1,387

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Government National Mortgage Association II – 7.5% – continued

Pool #MA3172, 3.00%, 10/20/45	$315	$306

Pool #MA3173, 3.50%, 10/20/45	6,314	6,294

Pool #MA3174, 4.00%, 10/20/45	731	749

Pool #MA3244, 3.50%, 11/20/45	1,138	1,136

Pool #MA3245, 4.00%, 11/20/45	2,620	2,685

Pool #MA3310, 3.50%, 12/20/45	2,428	2,420

Pool #MA3378, 4.50%, 1/20/46	1,438	1,507

Pool #MA3521, 3.50%, 3/20/46	2,253	2,246

Pool #MA3522, 4.00%, 3/20/46	614	628

Pool #MA3596, 3.00%, 4/20/46	1,370	1,330

Pool #MA3597, 3.50%, 4/20/46	2,271	2,263

Pool #MA3662, 3.00%, 5/20/46	2,184	2,123

Pool #MA3663, 3.50%, 5/20/46	1,392	1,387

Pool #MA3664, 4.00%, 5/20/46	606	620

Pool #MA3735, 3.00%, 6/20/46	2,644	2,566

Pool #MA3736, 3.50%, 6/20/46	1,834	1,826

Pool #MA3777, 2.50%, 7/20/31	213	206

Pool #MA3778, 3.00%, 7/20/31	266	265

Pool #MA3802, 3.00%, 7/20/46	3,096	3,004

Pool #MA3803, 3.50%, 7/20/46	2,727	2,715

Pool #MA3873, 3.00%, 8/20/46	1,189	1,154

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Government National Mortgage Association II – 7.5% – continued

Pool #MA3874, 3.50%, 8/20/46	$1,244	$1,239

Pool #MA3936, 3.00%, 9/20/46	2,678	2,600

Pool #MA3937, 3.50%, 9/20/46	3,741	3,724

Pool #MA4002, 2.50%, 10/20/46	168	158

Pool #MA4003, 3.00%, 10/20/46	1,773	1,720

Pool #MA4067, 2.50%, 11/20/46	1,284	1,206

Pool #MA4068, 3.00%, 11/20/46	8,380	8,128

Pool #MA4101, 2.50%, 12/20/31	156	151

Pool #MA4125, 2.50%, 12/20/46	87	81

Pool #MA4196, 3.50%, 1/20/47	1,874	1,865

Pool #MA4261, 3.00%, 2/20/47	2,805	2,720

Pool #MA4322, 4.00%, 3/20/47	930	948

Pool #MA4382, 3.50%, 4/20/47	679	676

Pool #MA4509, 3.00%, 6/20/47	2,833	2,747

Pool #MA4512, 4.50%, 6/20/47	1,314	1,359

Pool #MA4624, 3.00%, 8/20/32	260	259

Pool #MA4652, 3.50%, 8/20/47	2,850	2,836

Pool #MA4719, 3.50%, 9/20/47	4,746	4,722

Pool #MA4778, 3.50%, 10/20/47	2,940	2,925

Pool #MA4838, 4.00%, 11/20/47	455	463

Pool #MA4900, 3.50%, 12/20/47	2,934	2,920

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.9% – continued

Government National Mortgage Association II – 7.5% – continued

Pool #MA4901, 4.00%, 12/20/47	$6,467	$6,582

Pool #MA4962, 3.50%, 1/20/48	2,871	2,857

Pool #MA4963, 4.00%, 1/20/48	1,231	1,253

Pool #MA5019, 3.50%, 2/20/48	4,083	4,063

Pool #MA5077, 3.50%, 3/20/48	5,663	5,635

Pool #MA5137, 4.00%, 4/20/48	687	699

Pool #MA5191, 3.50%, 5/20/48	1,961	1,952

Pool #MA5264, 4.00%, 6/20/48	1,551	1,579

Pool #MA5265, 6/20/48 (1)	1,975	2,043

Pool #MA5266, 6/20/48 (1)	2,466	2,583

Pool #MA5330, 4.00%, 7/20/48	2,047	2,083

Pool #MA5331, 4.50%, 7/20/48	3,978	4,115

Pool #MA5398, 4.00%, 8/20/48	1,397	1,422

Pool #MA5399, 4.50%, 8/20/48	1,796	1,858

Pool #MA5466, 9/20/48 (1)	3,393	3,453

Pool #MA5467, 4.50%, 9/20/48	2,200	2,276

Pool TBA, 10/18/48 (1)	24,300	24,166
		224,185

Tennessee Valley Authority – 0.1%

5.25%, 9/15/39	1,650	2,022
Total U.S. Government Agencies
(Cost $915,697)		890,762

U.S. GOVERNMENT OBLIGATIONS – 38.7%

U.S. Treasury Bonds – 7.2%

8.75%, 8/15/20	450	498

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 38.7% – continued

U.S. Treasury Bonds – 7.2% – continued

6.25%, 8/15/23	$1,550	$1,782

7.63%, 2/15/25	165	209

6.00%, 2/15/26	9,750	11,668

6.13%, 11/15/27	9,000	11,197

6.25%, 5/15/30	6,000	7,858

5.38%, 2/15/31	4,000	4,943

4.50%, 2/15/36	475	564

4.38%, 2/15/38	1,890	2,230

4.50%, 5/15/38	1,700	2,040

3.50%, 2/15/39	6,000	6,321

4.25%, 5/15/39	4,250	4,956

4.50%, 8/15/39	6,000	7,229

4.38%, 11/15/39	7,000	8,306

4.63%, 2/15/40	5,250	6,437

4.38%, 5/15/40	1,000	1,188

3.75%, 8/15/41	4,000	4,365

3.13%, 2/15/42	2,000	1,980

2.75%, 8/15/42	2,500	2,315

3.38%, 5/15/44	5,000	5,156

3.00%, 11/15/44	7,000	6,757

2.50%, 2/15/45	4,000	3,503

3.00%, 5/15/45	13,000	12,544

3.00%, 11/15/45	28,000	27,004

2.50%, 5/15/46	8,000	6,976

2.25%, 8/15/46	5,000	4,129

2.88%, 11/15/46	5,000	4,702

3.00%, 5/15/47	8,000	7,705

2.75%, 8/15/47	10,000	9,158

2.75%, 11/15/47	15,000	13,731

3.00%, 2/15/48	8,000	7,699

3.13%, 5/15/48	5,000	4,933

3.00%, 8/15/48	15,000	14,436
		214,519

U.S. Treasury Notes – 31.5%

0.88%, 7/31/19	2,000	1,972

1.38%, 7/31/19	1,000	990

3.63%, 8/15/19	18,000	18,150

1.75%, 9/30/19	30,000	29,731

1.00%, 11/15/19	1,000	981

3.38%, 11/15/19	16,000	16,116

1.63%, 12/31/19	2,500	2,467

3.63%, 2/15/20	5,000	5,058

1.38%, 3/31/20	2,280	2,234

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 38.7% – continued

U.S. Treasury Notes – 31.5% – continued

1.13%, 4/30/20	$3,000	$2,924

3.50%, 5/15/20	5,000	5,055

1.38%, 5/31/20	15,000	14,655

1.50%, 5/31/20	20,000	19,581

1.50%, 6/15/20	20,000	19,572

2.50%, 6/30/20	55,000	54,716

2.63%, 7/31/20	75,000	74,754

2.63%, 8/15/20	3,000	2,989

1.63%, 10/15/20	25,000	24,403

2.63%, 11/15/20	3,000	2,986

1.63%, 11/30/20	10,000	9,745

1.75%, 12/31/20	10,000	9,763

1.38%, 1/31/21	10,000	9,667

3.63%, 2/15/21	12,000	12,206

1.13%, 2/28/21	29,000	27,832

2.38%, 3/15/21	20,000	19,773

2.38%, 4/15/21	5,000	4,940

1.38%, 5/31/21	12,000	11,541

1.13%, 6/30/21	20,000	19,080

2.13%, 6/30/21	1,740	1,706

2.13%, 8/15/21	36,000	35,252

2.00%, 11/15/21	700	681

1.88%, 1/31/22	1,500	1,451

1.88%, 3/31/22	10,000	9,657

1.75%, 6/30/22	100,000	95,879

1.63%, 8/15/22	4,000	3,810

1.75%, 9/30/22	3,925	3,751

2.13%, 12/31/22	5,000	4,838

1.50%, 2/28/23	10,000	9,406

2.63%, 2/28/23	20,000	19,744

1.63%, 4/30/23	20,000	18,875

2.75%, 4/30/23	15,000	14,876

1.63%, 5/31/23	1,000	943

2.75%, 5/31/23	23,000	22,810

2.63%, 6/30/23	5,000	4,929

2.75%, 8/31/23	25,000	24,781

2.75%, 11/15/23	5,000	4,951

2.50%, 5/15/24	20,000	19,505

2.00%, 6/30/24	25,000	23,709

2.38%, 8/15/24	9,000	8,703

2.25%, 11/15/24	3,000	2,875

2.75%, 2/28/25	15,000	14,783

2.88%, 4/30/25	2,500	2,480

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 38.7% – continued

U.S. Treasury Notes – 31.5% – continued
2.75%, 6/30/25	$5,000	$4,920
2.25%, 11/15/25	4,525	4,301
1.63%, 2/15/26	29,660	26,915
1.63%, 5/15/26	5,000	4,523
2.25%, 8/15/27	15,000	14,067
2.25%, 11/15/27	20,000	18,720
2.75%, 2/15/28	37,500	36,561
2.88%, 5/15/28	15,000	14,774
2.88%, 8/15/28	40,000	39,384
		938,441
Total U.S. Government Obligations
(Cost $1,177,555)		1,152,960

MUNICIPAL BONDS – 0.6%

Arizona – 0.0%

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds, 4.84%, 1/1/41	110	123

California – 0.2%

Bay Area Toll Bridge Authority Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/1/50	150	220

Bay Area Toll Bridge Authority Taxable Revenue Bonds, Series S3, Build America Bonds, 6.91%, 10/1/50	150	217

California State G.O. Unlimited Bonds, Build America Bonds, 7.70%, 11/1/30	135	147
7.30%, 10/1/39	920	1,284
7.63%, 3/1/40	405	590
7.60%, 11/1/40	400	594

California State Various Purpose Taxable G.O. Unlimited Bonds, 6.20%, 3/1/19	200	203

California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds, 7.55%, 4/1/39	585	854
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.6% – continued

California – 0.2% – continued

East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds, 5.87%, 6/1/40	$300	$373

Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds, 6.75%, 8/1/49	150	217

Los Angeles Department of Airports Direct Pay Revenue Bonds, Build America Bonds, 6.58%, 5/15/39	250	312

Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/1/34	290	373

Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds, 5.75%, 7/1/34	335	396

Metropolitan Water District of Southern California Revenue Bonds, Issuer Subseries A, Build America Bonds, 6.95%, 7/1/40	100	106

San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds, 6.14%, 5/1/49	100	130

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds, 6.95%, 11/1/50	75	106

University of California Revenue Bonds, Build America Bonds, 5.95%, 5/15/45	150	184
		6,306

Connecticut – 0.0%

Connecticut State Taxable G.O. Unlimited Bonds, Series A, 5.85%, 3/15/32	300	341

District of Columbia – 0.0%

District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds, 5.59%, 12/1/34	30	35

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.6% – continued

Georgia – 0.0%

Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds, 6.66%, 4/1/57	$100	$118

Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/1/57	70	83
7.06%, 4/1/57	300	343
		544

Illinois – 0.1%

Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A, 6.90%, 12/1/40	300	381

Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds, 6.20%, 12/1/40	140	169

Illinois State Taxable Pension G.O. Unlimited Bonds, 5.10%, 6/1/33	705	677
		1,227

Massachusetts – 0.0%

Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds, 4.50%, 8/1/31	250	266

Massachusetts State School Building Authority Sales TRB, Build America Bonds, 5.72%, 8/15/39	100	119
		385

Mississippi – 0.0%

Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds, 5.25%, 11/1/34	100	114

Nevada – 0.0%

Clark County Airport Revenue Bonds, Series B, Build America Bonds, 6.88%, 7/1/42	355	365

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.6% – continued

Nevada – 0.0% – continued

Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds, 6.82%, 7/1/45	$200	$283
		648

New Jersey – 0.0%

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds, 6.56%, 12/15/40	200	241

New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds, 6.10%, 12/15/28	300	313

New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/1/40	125	179

Rutgers State University Revenue Bonds, Build America Bonds, 5.67%, 5/1/40	145	169
		902

New York – 0.1%

Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds, 7.34%, 11/15/39	75	107

Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds, 6.69%, 11/15/40	100	131
6.81%, 11/15/40	60	79

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds, 5.75%, 6/15/41	200	248
5.72%, 6/15/42	250	311

New York City Transitional Finance Authority Future Tax Secured Taxable Revenue Bonds, Build America Bonds, 5.77%, 8/1/36	300	350

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.6% – continued

New York – 0.1% – continued

New York G.O. Unlimited Bonds, Build America Bonds, 5.52%, 10/1/37	$100	$118
5.85%, 6/1/40	85	104

New York State Dormitory Authority Personal Income Taxable Revenue Bonds, Series F, Build America Bonds, 5.63%, 3/15/39	75	87

New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.60%, 3/15/40	250	297

New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds, 5.77%, 3/15/39	100	115

New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds, 6.65%, 12/1/31	225	239

Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/1/40	350	422

Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds, 5.65%, 11/1/40	200	241

Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/1/51	250	279
		3,128

Ohio – 0.1%

American Municipal Power-Ohio, Inc. Revenue Bonds, Subseries B, Build America Bonds, 6.45%, 2/15/44	200	253

American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects, 8.08%, 2/15/50	300	470

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.6% – continued

Ohio – 0.1% – continued

Northeast Regional Sewer District Improvement Taxable Revenue Bonds, Build America Bonds, 6.04%, 11/15/40	$145	$153

Ohio State University Revenue Bonds, Series C, Build America Bonds, 4.91%, 6/1/40	190	214

Ohio State University Taxable Revenue Bonds, Series A, 4.80%, 6/1/11 (5)	200	215

Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund, 4.88%, 12/1/34	90	97
		1,402

Oregon – 0.0%

Oregon State Department of Transportation Highway User Taxable Revenue Bonds, Series A, Subordinate Lien, Build America Bonds, 5.83%, 11/15/34	200	242

Pennsylvania – 0.0%

State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds, 5.00%, 9/15/27	200	214

Tennessee – 0.0%

Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds, 6.73%, 7/1/43	100	131

Texas – 0.1%

Dallas Area Rapid Transit Sales TRB, Build America Bonds, 5.02%, 12/1/48	180	208

Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF-Gtd.), 6.45%, 2/15/35	200	214

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.6% – continued

Texas – 0.1% – continued

Houston Pension Taxable G.O. Limited Refunding Bonds, Series A, 6.29%, 3/1/32	$270	$311

North Texas Tollway Authority Revenue Bonds, Build America Bonds, 6.72%, 1/1/49	125	176

San Antonio Electric & Gas Revenue Bonds, Build America Bonds, 5.99%, 2/1/39	200	254

Texas State Taxable G.O. Unlimited Bonds, Build America Bonds, 5.52%, 4/1/39	200	245

Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier, 5.18%, 4/1/30	300	338

University of Texas Revenue Bonds, Series C, Build America Bonds, 4.79%, 8/15/46	100	111
		1,857

Utah – 0.0%

Utah State G.O. Unlimited Bonds, Series B, Build America Bonds, 3.54%, 7/1/25	95	95

Washington – 0.0%

Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds, 5.49%, 11/1/39	80	97

Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds, 6.79%, 7/1/40	100	125

Washington State G.O. Unlimited Bonds, Series F, Build America Bonds, 5.14%, 8/1/40	100	117
		339
Total Municipal Bonds
(Cost $15,103)		18,033
	NUMBER OF SHARES	VALUE (000s)
OTHER – 0.0%

Escrow Lehman Brothers Holdings Capital Trust VII (12)(13)	50,000	$ –
Total Other
(Cost $39)		–

INVESTMENT COMPANIES – 4.6%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (14)(15)	136,224,902	136,225
Total Investment Companies
(Cost $136,225)		136,225

Total Investments – 103.9%
(Cost $3,155,969)		3,097,566

Liabilities less Other Assets – (3.9%)		(116,823)
NET ASSETS – 100.0%		$2,980,743

(1)	When-Issued Security. Coupon rate was not in effect at September 30, 2018.
(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(3)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(5)	Century bond maturing in 2111.
(6)	Century bond maturing in 2114.
(7)	Century bond maturing in 2116.
(8)	Century bond maturing in 2112.
(9)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(10)	Zero coupon bond.
(11)	Principal rounds to less than a thousand.
(12)	Issuer has defaulted on terms of debt obligation.
(13)	Level 3 asset that is worthless, bankrupt or has been delisted.
(14)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(15)	7-day current yield as of September 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	45.2%
U.S. Agency	20.8
AAA	4.0
AA	2.6
A	10.9
BBB	12.1
Cash Equivalents	4.4

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$ –	$ 51,791	$–	$ 51,791
Corporate Bonds (1)	–	625,495	–	625,495
Foreign Issuer Bonds (1)	–	222,300	–	222,300
U.S. Government Agencies (1)	–	890,762	–	890,762
U.S. Government Obligations (1)	–	1,152,960	–	1,152,960
Municipal Bonds (1)	–	18,033	–	18,033
Investment Companies (1)	136,225	–	–	136,225
Total Investments	$136,225	$2,961,341	$–	$3,097,566

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:
1Y – 1 Year

3M – 3 Month

Fannie Mae – Federal National Mortgage Association

Freddie Mac – Federal Home Loan Mortgage Corporation

G.O. – General Obligation

Gtd. – Guaranteed

ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate

PSF – Permanent School Fund

TBA – To Be Announced

TRB – Tax Revenue Bonds

USD – United States Dollar

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.1%

U.S. Treasury Bonds – 16.9%
6.00%, 2/15/26	$10	$12
6.50%, 11/15/26	75	94
6.38%, 8/15/27	65	82
6.13%, 11/15/27	75	93
5.50%, 8/15/28	50	60
5.25%, 11/15/28	100	119
6.13%, 8/15/29	50	64
6.25%, 5/15/30	75	98
5.38%, 2/15/31	200	247
4.50%, 2/15/36	190	225
4.75%, 2/15/37	25	31
5.00%, 5/15/37	100	127
4.38%, 2/15/38	50	59
4.50%, 5/15/38	95	114
3.50%, 2/15/39	160	169
4.25%, 5/15/39	100	117
4.50%, 8/15/39	100	120
4.38%, 11/15/39	150	178
4.63%, 2/15/40	185	227
4.38%, 5/15/40	190	226
3.88%, 8/15/40	100	111
4.25%, 11/15/40	175	205
4.75%, 2/15/41	195	244
4.38%, 5/15/41	140	167
3.75%, 8/15/41	150	164
3.13%, 11/15/41	95	94
3.13%, 2/15/42	200	198
3.00%, 5/15/42	155	150
2.75%, 8/15/42	280	259
2.75%, 11/15/42	315	292
3.13%, 2/15/43	255	252
2.88%, 5/15/43	425	402
3.63%, 8/15/43	350	376
3.75%, 11/15/43	430	471
3.63%, 2/15/44	400	430
3.38%, 5/15/44	450	464
3.13%, 8/15/44	425	420
3.00%, 11/15/44	455	439
2.50%, 2/15/45	400	350
3.00%, 5/15/45	450	434
2.88%, 8/15/45	425	400
3.00%, 11/15/45	430	415
2.50%, 2/15/46	400	349

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.1% – continued

U.S. Treasury Bonds – 16.9% – continued
2.50%, 5/15/46	$375	$327
2.25%, 8/15/46	375	310
2.88%, 11/15/46	400	376
3.00%, 2/15/47	400	385
3.00%, 5/15/47	400	385
2.75%, 8/15/47	400	366
2.75%, 11/15/47	400	366
3.00%, 2/15/48	445	428
3.13%, 5/15/48	425	419
3.00%, 8/15/48	325	313
		13,223

U.S. Treasury Notes – 82.2%
1.00%, 10/15/19	250	246
1.50%, 10/31/19	700	691
1.00%, 11/15/19	275	270
3.38%, 11/15/19	400	403
1.00%, 11/30/19	105	103
1.50%, 11/30/19	500	493
1.75%, 11/30/19	300	297
1.38%, 12/15/19	250	246
1.13%, 12/31/19	150	147
1.63%, 12/31/19	350	345
1.88%, 12/31/19	250	247
1.38%, 1/15/20	250	246
1.25%, 1/31/20	400	392
1.38%, 1/31/20	250	246
2.00%, 1/31/20	300	297
1.38%, 2/15/20	200	196
3.63%, 2/15/20	500	506
1.25%, 2/29/20	200	196
1.38%, 2/29/20	300	294
2.25%, 2/29/20	300	298
1.63%, 3/15/20	250	246
1.13%, 3/31/20	250	244
1.38%, 3/31/20	200	196
2.25%, 3/31/20	500	496
1.50%, 4/15/20	100	98
1.13%, 4/30/20	250	244
1.38%, 4/30/20	350	342
2.38%, 4/30/20	350	348
1.50%, 5/15/20	200	196
3.50%, 5/15/20	350	354
1.38%, 5/31/20	300	293

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.1% – continued

U.S. Treasury Notes – 82.2% – continued
1.50%, 5/31/20	$350	$343
2.50%, 5/31/20	350	348
1.50%, 6/15/20	250	245
1.63%, 6/30/20	450	441
2.50%, 6/30/20	450	448
1.50%, 7/15/20	350	342
1.63%, 7/31/20	350	343
2.63%, 7/31/20	500	498
1.50%, 8/15/20	250	244
2.63%, 8/15/20	300	299
1.38%, 8/31/20	350	341
2.13%, 8/31/20	285	281
2.63%, 8/31/20	375	374
1.38%, 9/15/20	100	97
1.38%, 9/30/20	375	364
2.00%, 9/30/20	150	148
2.75%, 9/30/20	375	374
1.63%, 10/15/20	200	195
1.38%, 10/31/20	305	296
1.75%, 10/31/20	380	372
1.75%, 11/15/20	250	244
2.63%, 11/15/20	585	582
1.63%, 11/30/20	350	341
2.00%, 11/30/20	225	221
1.88%, 12/15/20	250	245
1.75%, 12/31/20	265	259
2.38%, 12/31/20	200	198
2.00%, 1/15/21	300	294
1.38%, 1/31/21	325	314
2.13%, 1/31/21	175	172
2.25%, 2/15/21	275	271
3.63%, 2/15/21	550	559
1.13%, 2/28/21	250	240
2.00%, 2/28/21	390	382
2.38%, 3/15/21	300	297
1.25%, 3/31/21	400	385
2.25%, 3/31/21	350	345
2.38%, 4/15/21	250	247
1.38%, 4/30/21	300	289
2.25%, 4/30/21	275	271
2.63%, 5/15/21	350	348
3.13%, 5/15/21	275	277
1.38%, 5/31/21	400	385

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.1% – continued

U.S. Treasury Notes – 82.2% – continued
2.00%, 5/31/21	$350	$342
2.63%, 6/15/21	300	298
1.13%, 6/30/21	350	334
2.13%, 6/30/21	350	343
2.63%, 7/15/21	300	298
1.13%, 7/31/21	300	286
2.25%, 7/31/21	325	319
2.13%, 8/15/21	400	392
2.75%, 8/15/21	350	349
1.13%, 8/31/21	300	285
2.00%, 8/31/21	250	244
2.75%, 9/15/21	350	349
1.13%, 9/30/21	350	332
2.13%, 9/30/21	350	342
1.25%, 10/31/21	350	333
2.00%, 10/31/21	250	243
2.00%, 11/15/21	375	365
1.75%, 11/30/21	400	386
1.88%, 11/30/21	250	242
2.00%, 12/31/21	400	389
2.13%, 12/31/21	225	220
1.50%, 1/31/22	250	239
1.88%, 1/31/22	300	290
2.00%, 2/15/22	325	316
1.75%, 2/28/22	250	241
1.88%, 2/28/22	400	387
1.75%, 3/31/22	260	250
1.88%, 3/31/22	400	386
1.75%, 4/30/22	300	288
1.88%, 4/30/22	250	241
1.75%, 5/15/22	275	264
1.75%, 5/31/22	400	384
1.88%, 5/31/22	300	289
1.75%, 6/30/22	400	384
2.13%, 6/30/22	200	194
1.88%, 7/31/22	400	385
2.00%, 7/31/22	200	193
1.63%, 8/15/22	350	333
1.63%, 8/31/22	350	333
1.88%, 8/31/22	375	360
1.75%, 9/30/22	295	282
1.88%, 9/30/22	300	288
1.88%, 10/31/22	375	360

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.1% – continued

U.S. Treasury Notes – 82.2% – continued
2.00%, 10/31/22	$300	$289
1.63%, 11/15/22	455	432
2.00%, 11/30/22	700	674
2.13%, 12/31/22	675	653
1.75%, 1/31/23	275	262
2.38%, 1/31/23	400	391
2.00%, 2/15/23	475	457
1.50%, 2/28/23	350	329
2.63%, 2/28/23	350	346
1.50%, 3/31/23	200	188
2.50%, 3/31/23	350	344
1.63%, 4/30/23	325	307
2.75%, 4/30/23	350	347
1.75%, 5/15/23	525	498
1.63%, 5/31/23	200	189
2.75%, 5/31/23	350	347
1.38%, 6/30/23	350	326
2.63%, 6/30/23	375	370
1.25%, 7/31/23	300	277
2.75%, 7/31/23	375	372
2.50%, 8/15/23	300	294
1.38%, 8/31/23	250	232
2.75%, 8/31/23	350	347
1.38%, 9/30/23	250	232
2.88%, 9/30/23	380	379
1.63%, 10/31/23	300	281
2.75%, 11/15/23	600	594
2.13%, 11/30/23	300	288
2.25%, 12/31/23	250	241
2.25%, 1/31/24	300	289
2.75%, 2/15/24	550	544
2.13%, 2/29/24	300	287
2.13%, 3/31/24	250	239
2.00%, 4/30/24	350	333
2.50%, 5/15/24	575	561
2.00%, 5/31/24	300	285
2.00%, 6/30/24	300	285
2.13%, 7/31/24	250	239
2.38%, 8/15/24	725	701
1.88%, 8/31/24	250	235
2.13%, 9/30/24	300	286
2.25%, 10/31/24	250	240
2.25%, 11/15/24	750	719

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.1% – continued

U.S. Treasury Notes – 82.2% – continued
2.13%, 11/30/24	$300	$285
2.25%, 12/31/24	250	239
2.50%, 1/31/25	300	291
2.00%, 2/15/25	625	589
2.75%, 2/28/25	350	345
2.63%, 3/31/25	300	293
2.88%, 4/30/25	300	298
2.13%, 5/15/25	650	615
2.88%, 5/31/25	325	322
2.75%, 6/30/25	350	344
2.88%, 7/31/25	325	322
2.00%, 8/15/25	700	656
2.75%, 8/31/25	300	295
3.00%, 9/30/25	300	300
2.25%, 11/15/25	645	613
1.63%, 2/15/26	700	635
1.63%, 5/15/26	650	588
1.50%, 8/15/26	670	598
2.00%, 11/15/26	750	694
2.25%, 2/15/27	510	480
2.38%, 5/15/27	650	617
2.25%, 8/15/27	650	610
2.25%, 11/15/27	650	608
2.75%, 2/15/28	650	634
2.88%, 5/15/28	725	714
2.88%, 8/15/28	490	482
		64,149
Total U.S. Government Obligations
(Cost $79,591)		77,372

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.2%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.87% (1)(2)	133,483	$133
Total Investment Companies
(Cost $133)		133

Total Investments – 99.3%
(Cost $79,724)		77,505

Other Assets less Liabilities – 0.7%		540
NET ASSETS – 100.0%		$78,045

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	99.8%
Cash Equivalents	0.2

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations (1)	$–	$77,372	$–	$77,372
Investment Companies	133	–	–	133
Total Investments	$133	$77,372	$–	$77,505

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2018 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 44 funds as of September 30, 2018, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond Index and U.S. Treasury Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS

Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in

NORTHERN FUNDS SEMIANNUAL REPORT	87	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2018, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

On January 6, 2014, the Bond Index Fund entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which each party has agreed to pledge cash and/or securities as collateral to secure the repayment of its obligations to the other party under the MSFTA. No collateral has been pledged to or received by the Bond Index Fund as of September 30, 2018.

D) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Bond Index	Daily	Monthly
U.S. Treasury Index	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to paydowns. These reclassifications have no impact on the net assets or the net asset values per share of the Funds. At March 31, 2018, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Bond Index	$4,184		$(4,184)

FIXED INCOME INDEX FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Bond Index	$5,562	$ —
U.S. Treasury Index	379	332

At March 31, 2018, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX- EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Bond Index	$—	$962	$—	$(16,555)
U.S. Treasury Index	—	20	—	$ (1,472)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX- EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$—	$69,389	$—
U.S. Treasury Index	—	1,638	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX- EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$—	$72,010	$1,562
U.S. Treasury Index	—	1,913	385

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2018, neither Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2018.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2018.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 20, 2017, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the

NORTHERN FUNDS SEMIANNUAL REPORT	89	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 14-15, 2018, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 19, 2018 and will expire on November 18, 2019, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2018.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2018, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Bond Index	0.13%	0.15%
U.S. Treasury Index	0.13	0.15

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2019. The contractual reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund

FIXED INCOME INDEX FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI or its affiliates. At September 30, 2018, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in each Fund’s Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2018, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Bond Index	$366,819	$781,721	$208,212	$680,929
U.S Treasury Index	12,698	—	14,652	—

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.

At September 30, 2018, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF INVESTMENTS
Bond Index	$24,732	$(83,245)	$(58,513)	$3,156,079
U.S Treasury Index	—	(2,436)	(2,436)	79,941

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2018, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	50,761	$517,663	1,096	$11,165	(26,644)	$(272,133)	25,213	$256,695
U.S Treasury Index	249	5,208	38	789	(391)	(8,166)	(104)	(2,169)

NORTHERN FUNDS SEMIANNUAL REPORT	91	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in capital shares for the fiscal year ended March 31, 2018, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	88,342	$926,135	1,942	$20,387	(59,965)	$(631,564)	30,319	$314,958
U.S. Treasury Index	1,194	25,496	76	1,611	(2,483)	(53,031)	(1,213)	(25,924)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2018, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Bond Index	Northern Institutional Funds — U.S. Government Portfolio	$113,294	$325,041	$302,110	$—	$—	$735	$136,225	136,225

U.S Treasury Index	Northern Institutional Funds — U.S. Government Portfolio	1,543	5,811	7,221	—	—	2	133	133

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments as described above is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the ASU 2017-08 is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized

FIXED INCOME INDEX FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4 - Bank Borrowings and the item noted below.

A Special Joint Meeting of Shareholders of Northern Funds and Northern Institutional Funds was held on October 24, 2018. At the meeting, shareholders of the Trust elected eight Trustees. See “Shareholder Meeting Results” below on page 94.

NORTHERN FUNDS SEMIANNUAL REPORT	93	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

SHAREHOLDER MEETING RESULTS	SEPTEMBER 30, 2018 (UNAUDITED)

A Special Joint Meeting of Shareholders of Northern Funds and Northern Institutional Funds was held on October 24, 2018, at the office of The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois. At the meeting, the following matters were voted upon by the shareholders of Northern Funds (the resulting votes are presented below):

1. Election of eight Trustees of Northern Funds.

NOMINEE	AFFIRMATIVE	WITHHELD
Therese M. Bobek	17,848,259,502.142	60,151,369.599
Mark G. Doll	17,837,611,403.775	70,799,467.966
Sandra Polk Guthman	17,827,972,827.529	80,438,044.212
Thomas A. Kloet	17,838,253,061.217	70,157,810.524
David R. Martin	17,830,027,812.404	78,383,059.337
Cynthia R. Plouché	17,835,803,612.482	72,607,259.259
Mary Jacobs Skinner	17,844,143,895.597	64,266,976.144
Darek Wojnar	17,839,889,785.968	68,521,085.773

FIXED INCOME INDEX FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

FUND EXPENSES	SEPTEMBER 30, 2018 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2018 through September 30, 2018.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/2018 - 9/30/2018” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 91), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

BOND INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.15%	$1,000.00	$997.50	$0.75
Hypothetical	0.15%	$1,000.00	$1,024.32	$0.76

U.S. TREASURY INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.17%	$1,000.00	$994.30	$0.85
Hypothetical	0.17%	$1,000.00	$1,024.22	$0.86

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

NORTHERN FUNDS SEMIANNUAL REPORT	95	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 16-17, 2018 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 14-15, 2018 and April 12, 2018. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Funds resulting from their meetings and other interactions throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing reporting and cybersecurity program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of each Fund’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. They also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees

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FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

understood that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees considered Northern’s preparations with respect to the increased Securities and Exchange Commission (“SEC”) reporting requirements and liquidity risk management program required by new regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior and other investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each Fund, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. The Trustees also reviewed the Funds’ performance relative to their performance benchmarks and the Funds’ three-year performance versus net expenses as calculated by Broadridge. The Trustees considered that:

•

The Bond Index Fund underperformed its Broadridge performance universe average for the one- and three- year periods and performed even with its Broadridge performance universe average for the five-year period ended January 31, 2018, and that the Fund underperformed against its benchmark for the one-, three- and five-year periods ended March 31, 2018.

•

The U.S. Treasury Index Fund underperformed its Broadridge performance universe average for the one-and five-year periods and outperformed for the three-year period ended January 31, 2018, and that the Fund underperformed against its benchmark for the one-, three- and five-year periods ended March 31, 2018.

The Trustees took into account management’s discussion of the Funds’ performance and considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees expected and believed also that Northern was appropriately monitoring underperforming Funds.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated: the Funds’ contractual and net (after expense reimbursements) management fee rates; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. The Trustees also noted certain other actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions. The Trustees also considered that the Funds were sweeping uninvested cash into a Northern affiliated money market fund, and Northern was in each case rebating back to the investing Fund all of the advisory fees received by Northern, if any, from the applicable money market fund.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for

NORTHERN FUNDS SEMIANNUAL REPORT	97	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of the Funds against each Fund’s respective Broadridge peer group, peer universe and objective median (the median total expense ratio of all of the funds in each Fund’s respective Broadridge category, regardless of sales charges). In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that:

•

The Bond Index Fund’s net management fee was above its Broadridge expense group and expense universe medians, and its total expense ratio after reimbursement of expenses and/or waivers was lower than its respective Broadridge expense group and expense universe medians and the objective median of its Broadridge category.

•

The U.S. Treasury Index Fund’s net management fee was below its Broadridge expense group and expense universe medians, that each Fund’s total expense ratio after reimbursement of expenses and/or waivers was lower than its respective Broadridge expense group and expense universe medians and the objective median of its Broadridge category.

The Trustees took into account Northern’s discussion of the Funds’ expenses and that Northern had waived fees and/or reimbursed expenses for each Fund. The Trustees also reviewed information comparing the Bond Index Fund’s fee rate to the fee rates charged by Northern to similarly managed, private institutional accounts. They noted that Northern did not manage private institutional accounts similarly managed to the U.S. Treasury Index Fund. For the Bond Index Fund, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Fund and other differences. The Trustees considered the fee comparison in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Fund.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered: the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly traded advisers as provided by Broadridge. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of each of the Funds and the quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Fund did not currently have breakpoints. They took into account management’s discussion of the Funds’ management fee structures and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees also noted that the U.S. Treasury Index Fund’s net management fee was below the median of its expense peer group, the Bond Index Fund’s net management fee was slightly higher than the median of its expense peer group, and that total expenses of each of the Funds after reimbursements/waivers was below the objective median of its respective Broadridge category.

The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees

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FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. In addition, the Trustees took into account the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders.

Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

NORTHERN FUNDS SEMIANNUAL REPORT	99	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME INDEX FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	ARIZONA TAX-EXEMPT FUND
Ticker Symbol: NOAZX

19	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NCITX

27	CALIFORNIA TAX-EXEMPT FUND
Ticker Symbol: NCATX

32	HIGH YIELD MUNICIPAL FUND
Ticker Symbol: NHYMX

40	INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NOITX

62	SHORT-INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NSITX

74	TAX-EXEMPT FUND
Ticker Symbol: NOTEX

89	NOTES TO THE FINANCIAL STATEMENTS

97	SHAREHOLDER MEETING RESULTS

98	FUND EXPENSES

100	APPROVAL OF MANAGEMENT AGREEMENT

104	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	CALIFORNIA TAX-EXEMPT FUND
ASSETS:
Investments, at value	$109,134	$479,875	$165,020
Investments in affiliates, at value	6,391	15,808	8,326
Interest income receivable	1,164	5,734	1,798
Dividend income receivable	12	39	15
Receivable for securities sold	–	–	–
Receivable for fund shares sold	610	505	40
Receivable from investment adviser	3	5	3
Prepaid and other assets	5	5	6
Total Assets	117,319	501,971	175,208
LIABILITIES:
Payable for securities purchased	–	–	–
Payable for when-issued securities	–	4,683	–
Payable for fund shares redeemed	62	20	180
Distributions payable to shareholders	55	219	98
Payable to affiliates:
Management fees	8	35	12
Custody fees	2	3	2
Shareholder servicing fees	20	34	38
Transfer agent fees	–	1	1
Trustee fees	4	3	4
Accrued other liabilities	28	29	28
Total Liabilities	179	5,027	363
Net Assets	$117,140	$496,944	$174,845
ANALYSIS OF NET ASSETS:
Capital stock	$118,051	$499,466	$171,598
Accumulated undistributed net investment loss	(10)	(4)	(1)
Accumulated undistributed net realized loss	(1,376)	(3,324)	(1,769)
Net unrealized appreciation (depreciation)	475	806	5,017
Net Assets	$117,140	$496,944	$174,845
Shares Outstanding ($.0001 par value, unlimited authorization)	11,343	47,794	15,528
Net Asset Value, Redemption and Offering Price Per Share	$10.33	$10.40	$11.26
Investments, at cost	$108,659	$479,069	$160,003
Investments in affiliates, at cost	6,391	15,808	8,326

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2018 (UNAUDITED)

HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$421,792	$2,415,451	$800,114	$1,066,628
7,429	348,296	55,131	40,268
5,911	26,859	8,155	13,465
17	303	81	55
5,546	43,151	5,648	24,280
1,980	10,404	258	1,471
19	34	10	7
3	17	10	9
442,697	2,844,515	869,407	1,146,183

4,627	11,496	11,810	14,205
–	20,835	7,959	22,649
186	842	62	3,192
306	1,130	214	612

55	194	60	78
2	6	2	4
8	153	36	36
1	7	2	3
4	13	4	7
26	87	28	28
5,215	34,763	20,177	40,814
$437,482	$2,809,752	$849,230	$1,105,369

$447,489	$2,850,375	$855,595	$1,121,344
(1)	(199)	(168)	(255)
(18,628)	(27,487)	(1,024)	(11,646)
8,622	(12,937)	(5,173)	(4,074)
$437,482	$2,809,752	$849,230	$1,105,369
51,074	273,261	83,437	106,945
$8.57	$10.28	$10.18	$10.34
$413,170	$2,428,388	$805,287	$1,070,702
7,429	348,296	55,131	40,268

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
INVESTMENT INCOME:
Interest Income	$1,947	$7,591
Dividend income from investments in affiliates	55	138
Total Investment Income	2,002	7,729
EXPENSES:
Management fees	245	1,069
Custody fees	11	31
Transfer agent fees	9	37
Registration fees	8	6
Printing fees	8	8
Professional fees	19	19
Shareholder servicing fees	32	51
Trustee fees	5	5
Other	6	6
Total Expenses	343	1,232
Less expenses reimbursed by investment adviser	(79)	(106)
Net Expenses	264	1,126
Net Investment Income	1,738	6,603
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(293)	(823)
Net changes in unrealized appreciation (depreciation) on:
Investments	(836)	(2,504)
Net Losses	(1,129)	(3,327)
Net Increase in Net Assets Resulting from Operations	$609	$3,276

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$3,398	$10,093	$37,232	$7,619	$20,218
68	91	2,615	466	435
3,466	10,184	39,847	8,085	20,653

375	1,618	6,094	1,866	2,366
15	27	154	50	63
13	32	217	65	83
6	12	18	13	12
8	8	28	8	8
19	19	36	19	19
53	13	282	54	52
5	5	20	5	5
6	6	24	6	6
500	1,740	6,873	2,086	2,614
(100)	(472)	(347)	(127)	(131)
400	1,268	6,526	1,959	2,483
3,066	8,916	33,321	6,126	18,170

136	1,227	(7,152)	(714)	(2,068)

(2,360)	(7,205)	(16,043)	(983)	(14,009)
(2,224)	(5,978)	(23,195)	(1,697)	(16,077)
$842	$2,938	$10,126	$4,429	$2,093

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Amounts in thousands	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018
OPERATIONS:
Net investment income	$1,738	$3,138	$6,603	$12,444
Net realized gains (losses)	(293)	656	(823)	2,101
Net change in unrealized depreciation	(836)	(1,945)	(2,504)	(7,074)
Net Increase in Net Assets Resulting from Operations	609	1,849	3,276	7,471
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	6,648	9,982	5,899	29,019
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	6,648	9,982	5,899	29,019
DISTRIBUTIONS PAID:
From net investment income	(1,738)	(3,138)	(6,603)	(12,444)
From net realized gains	–	–	–	–
Total Distributions Paid	(1,738)	(3,138)	(6,603)	(12,444)
Total Increase (Decrease) in Net Assets	5,519	8,693	2,572	24,046
NET ASSETS:
Beginning of period	111,621	102,928	494,372	470,326
End of period	$117,140	$111,621	$496,944	$494,372
Accumulated Undistributed Net Investment Loss	$(10)	$(10)	$(4)	$(4)

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2018

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND
SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018

$3,066	$6,041	$8,916	$18,079	$33,321	$56,432	$6,126	$12,172	$18,170	$33,159
136	840	1,227	2,048	(7,152)	15,468	(714)	2,200	(2,068)	5,033
(2,360)	(2,104)	(7,205)	(1,335)	(16,043)	(23,328)	(983)	(13,352)	(14,009)	(11,012)
842	4,777	2,938	18,792	10,126	48,572	4,429	1,020	2,093	27,180

(4,203)	4,679	30,861	(64,949)	(102,191)	190,429	(58,268)	(125,575)	46,187	3,981
(4,203)	4,679	30,861	(64,949)	(102,191)	190,429	(58,268)	(125,575)	46,187	3,981

(3,066)	(6,041)	(8,916)	(18,079)	(33,323)	(56,430)	(6,124)	(12,172)	(18,169)	(33,159)
–	–	–	–	–	–	–	(1,330)	–	–
(3,066)	(6,041)	(8,916)	(18,079)	(33,323)	(56,430)	(6,124)	(13,502)	(18,169)	(33,159)
(6,427)	3,415	24,883	(64,236)	(125,388)	182,571	(59,963)	(138,057)	30,111	(1,998)

181,272	177,857	412,599	476,835	2,935,140	2,752,569	909,193	1,047,250	1,075,258	1,077,256
$174,845	$181,272	$437,482	$412,599	$2,809,752	$2,935,140	$849,230	$909,193	$1,105,369	$1,075,258
$(1)	$(1)	$(1)	$(1)	$(199)	$(197)	$(168)	$(170)	$(255)	$(256)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

ARIZONA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$10.43		$10.54		$10.96		$10.93	$10.66		$11.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.31		0.29		0.34	0.36		0.36
Net realized and unrealized gains (losses)	(0.10)		(0.11)		(0.30)		0.09	0.30		(0.33)
Total from Investment Operations	0.06		0.20		(0.01)		0.43	0.66		0.03
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)		(0.31)		(0.29)		(0.34)	(0.36)		(0.36)
From net realized gains	–		–		(0.12)		(0.06)	(0.03)		(0.04)
Total Distributions Paid	(0.16)		(0.31)		(0.41)		(0.40)	(0.39)		(0.40)
Net Asset Value, End of Period	$10.33		$10.43		$10.54		$10.96	$10.93		$10.66
Total Return(1)	0.57%		1.95%		(0.17)%		4.06%	6.26%		0.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$117,140		$111,621		$102,928		$109,495	$90,046		$78,914
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.46	%(3)	0.46	%(3)	0.46	%(3)	0.46%	0.46	%(3)	0.45	%(3)
Expenses, before reimbursements and credits	0.60%		0.61%		0.62%		0.59%	0.70%		0.96%
Net investment income, net of reimbursements and credits	3.05	%(3)	2.89	%(3)	2.65	%(3)	3.17%	3.32	%(3)	3.38	%(3)
Net investment income, before reimbursements and credits	2.91%		2.74%		2.49%		3.04%	3.08%		2.87%
Portfolio Turnover Rate	28.11%		85.89%		83.45%		60.73%	85.31%		30.69%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2018, approximately $13,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2018, and less than $16,000, which represents less than 0.02 percent of average net assets for the fiscal years ended March 31, 2017, and less than $1,000, which represents less than 0.005 percent of average net assets for each of the fiscal years ended March 31, 2015 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$10.47		$10.57		$11.03		$10.90	$10.57		$10.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14		0.28		0.26		0.28	0.28		0.30
Net realized and unrealized gains (losses)	(0.07)		(0.10)		(0.36)		0.15	0.33		(0.25)
Total from Investment Operations	0.07		0.18		(0.10)		0.43	0.61		0.05
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)		(0.28)		(0.26)		(0.28)	(0.28)		(0.30)
From net realized gains	—		—		(0.10)		(0.02)	—		(0.02)
Total Distributions Paid	(0.14)		(0.28)		(0.36)		(0.30)	(0.28)		(0.32)
Net Asset Value, End of Period	$10.40		$10.47		$10.57		$11.03	$10.90		$10.57
Total Return(1)	0.66%		1.67%		(0.87)%		4.03%	5.84%		0.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$496,944		$494,372		$470,326		$508,152	$476,061		$359,151
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45%	0.45	%(3)	0.45	%(3)
Expenses, before reimbursements and credits	0.50%		0.50%		0.51%		0.50%	0.58%		0.86%
Net investment income, net of reimbursements and credits	2.66	%(3)	2.61	%(3)	2.42	%(3)	2.59%	2.61	%(3)	2.90	%(3)
Net investment income, before reimbursements and credits	2.61%		2.56%		2.36%		2.54%	2.48%		2.49%
Portfolio Turnover Rate	16.46%		52.17%		64.62%		81.80%	106.30%		98.76%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $11,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2018, approximately $25,000 and $28,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2018 and March 31, 2017, respectively, less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015, and approximately $3,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2014. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

CALIFORNIA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$11.40		$11.48		$12.06		$11.86	$11.26		$11.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20		0.39		0.35		0.38	0.38		0.40
Net realized and unrealized gains (losses)	(0.14)		(0.08)		(0.45)		0.20	0.60		(0.31)
Total from Investment Operations	0.06		0.31		(0.10)		0.58	0.98		0.09
LESS DISTRIBUTIONS PAID:
From net investment income	(0.20)		(0.39)		(0.35)		(0.38)	(0.38)		(0.40)
From net realized gains	–		–		(0.13)		–	–		(0.21)
Total Distributions Paid	(0.20)		(0.39)		(0.48)		(0.38)	(0.38)		(0.61)
Net Asset Value, End of Period	$11.26		$11.40		$11.48		$12.06	$11.86		$11.26
Total Return(1)	0.53%		2.69%		(0.83)%		4.97%	8.84%		0.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$174,845		$181,272		$177,857		$189,741	$145,831		$119,640
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.46	%(3)	0.46	%(3)	0.46	%(3)	0.46%	0.46	%(3)	0.45	%(3)
Expenses, before reimbursements and credits	0.57%		0.58%		0.61%		0.60%	0.71%		0.99%
Net investment income, net of reimbursements and credits	3.51	%(3)	3.36	%(3)	2.95	%(3)	3.18%	3.29	%(3)	3.55	%(3)
Net investment income, before reimbursements and credits	3.40%		3.24%		2.80%		3.04%	3.04%		3.01%
Portfolio Turnover Rate	20.37%		83.27%		97.34%		131.91%	194.12%		150.19%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2018, approximately $21,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2018, approximately $16,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2017, less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015, and approximately $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2014. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD MUNICIPAL FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$8.69		$8.69		$9.02		$8.93	$8.49		$9.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18		0.35		0.32		0.33	0.38		0.40
Net realized and unrealized gains (losses)	(0.12)		–		(0.33)		0.09	0.44		(0.55)
Total from Investment Operations	0.06		0.35		(0.01)		0.42	0.82		(0.15)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)		(0.35)		(0.32)		(0.33)	(0.38)		(0.40)
Total Distributions Paid	(0.18)		(0.35)		(0.32)		(0.33)	(0.38)		(0.40)
Net Asset Value, End of Period	$8.57		$8.69		$8.69		$9.02	$8.93		$8.49
Total Return(1)	0.74%		4.03%		(0.10)%		4.80%	9.79%		(1.51)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$437,482		$412,599		$476,835		$575,904	$336,608		$240,728
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.60	%(3)	0.80	%(3)	0.80	%(3)	0.80%	0.80	%(3)	0.80	%(3)
Expenses, before reimbursements and credits	0.83%		0.83%		0.82%		0.83%	0.89%		0.98%
Net investment income, net of reimbursements and credits	4.25	%(3)	3.96	%(3)	3.60	%(3)	3.67%	4.29	%(3)	4.73	%(3)
Net investment income, before reimbursements and credits	4.02%		3.93%		3.58%		3.64%	4.20%		4.55%
Portfolio Turnover Rate	9.43%		9.69%		39.67%		7.20%	8.16%		10.66%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2018, approximately $12,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2018, approximately $42,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2017, less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015, and approximately $1,000,which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$10.37		$10.40		$10.82		$10.71	$10.44		$10.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12		0.22		0.21		0.22	0.21		0.23
Net realized and unrealized gains (losses)	(0.09)		(0.03)		(0.26)		0.15	0.30		(0.21)
Total from Investment Operations	0.03		0.19		(0.05)		0.37	0.51		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)		(0.22)		(0.21)		(0.22)	(0.21)		(0.23)
From net realized gains	–		–		(0.16)		(0.04)	(0.03)		(0.05)
Total Distributions Paid	(0.12)		(0.22)		(0.37)		(0.26)	(0.24)		(0.28)
Net Asset Value, End of Period	$10.28		$10.37		$10.40		$10.82	$10.71		$10.44
Total Return(1)	0.29%		1.75%		(0.48)%		3.54%	4.90%		0.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,809,752		$2,935,140		$2,752,569		$3,160,485	$3,142,905		$2,369,509
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45%	0.45	%(3)	0.44	%(3)
Expenses, before reimbursements and credits	0.48%		0.48%		0.49%		0.49%	0.57%		0.85%
Net investment income, net of reimbursements and credits	2.31	%(3)	2.03	%(3)	1.94	%(3)	2.04%	1.95	%(3)	2.27	%(3)
Net investment income, before reimbursements and credits	2.28%		2.00%		1.90%		2.00%	1.83%		1.86%
Portfolio Turnover Rate	62.78%		120.62%		106.67%		127.92%	128.42%		107.28%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $197,000, which represents approximately 0.01 percent of average net assets for the six months ended September 30, 2018, approximately $278,000, which represents approximately 0.01 percent of the average net assets for the fiscal year ended March 31, 2018 and approximately $261,000, $6,000 and $38,000, which represent less than 0.01, 0.005 and 0.005 percent of average net assets for each of the fiscal years ended March 31, 2017, 2015 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT-INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$10.20		$10.33		$10.48		$10.46	$10.46		$10.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07		0.12		0.12		0.12	0.14		0.15
Net realized and unrealized gains (losses)	(0.02)		(0.11)		(0.13)		0.02	–		(0.12)
Total from Investment Operations	0.05		0.01		(0.01)		0.14	0.14		0.03
LESS DISTRIBUTIONS PAID:
From net investment income	(0.07)		(0.13)		(0.12)		(0.12)	(0.14)		(0.15)
From net realized gains	–		(0.01)		(0.02)		– (1)	–		–	(1)
Total Distributions Paid	(0.07)		(0.14)		(0.14)		(0.12)	(0.14)		(0.15)
Net Asset Value, End of Period	$10.18		$10.20		$10.33		$10.48	$10.46		$10.46
Total Return(2)	0.51%		0.07%		(0.10)%		1.41%	1.33%		0.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$849,230		$909,193		$1,047,250		$1,160,549	$1,392,725		$1,329,074
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.45	%(4)	0.45	%(4)	0.45	%(4)	0.45%	0.45	%(4)	0.45	%(4)
Expenses, before reimbursements and credits	0.48%		0.48%		0.48%		0.48%	0.55%		0.79%
Net investment income, net of reimbursements and credits	1.41	%(4)	1.21	%(4)	1.18	%(4)	1.18%	1.32	%(4)	1.45	%(4)
Net investment income, before reimbursements and credits	1.38%		1.18%		1.15%		1.15%	1.22%		1.11%
Portfolio Turnover Rate	51.88%		36.55%		21.23%		20.01%	23.13%		20.44%

(1)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $46,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2018, approximately $96,000 and $46,000, which represent less than 0.01 percent of average net assets for the fiscal year ended March 31, 2018 and 2017, respectively and approximately $1,000 and $13,000, which represent less than 0.005 percent of average net assets for each of the fiscal years ended March 31, 2015 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$10.49		$10.55		$10.89		$10.80	$10.44		$10.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17		0.33		0.31		0.36	0.38		0.38
Net realized and unrealized gains (losses)	(0.15)		(0.06)		(0.33)		0.09	0.36		(0.37)
Total from Investment Operations	0.02		0.27		(0.02)		0.45	0.74		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)		(0.33)		(0.31)		(0.36)	(0.38)		(0.38)
From net realized gains	–		–		(0.01)		–	–		(0.14)
Total Distributions Paid	(0.17)		(0.33)		(0.32)		(0.36)	(0.38)		(0.52)
Net Asset Value, End of Period	$10.34		$10.49		$10.55		$10.89	$10.80		$10.44
Total Return(1)	0.22%		2.57%		(0.16)%		4.29%	7.16%		0.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,105,369		$1,075,258		$1,077,256		$1,064,728	$864,091		$746,780
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45%	0.45	%(3)	0.45	%(3)
Expenses, before reimbursements and credits	0.48%		0.48%		0.48%		0.48%	0.58%		0.86%
Net investment income, net of reimbursements and credits	3.31	%(3)	3.12	%(3)	2.91	%(3)	3.37%	3.53	%(3)	3.62	%(3)
Net investment income, before reimbursements and credits	3.28%		3.09%		2.88%		3.34%	3.40%		3.21%
Portfolio Turnover Rate	54.82%		103.25%		99.52%		111.59%	164.86%		129.73%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $35,000, $64,000, $103,000, $1,000 and $13,000 which represent less than 0.01, 0.01, 0.01, 0.005 and 0.005 percent of average net assets for the six months ended September 30, 2018 and fiscal years ended March 31, 2018, 2017, 2015 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.2%

Arizona – 93.2%

Arizona Board of Regents Refunding COPS, University of Arizona Project, 5.00%, 6/1/26	$600	$699
5.00%, 6/1/27	500	588
5.00%, 6/1/28	400	471

Arizona Board of Regents State University System Revenue Bonds, Series A, 5.00%, 7/1/31	550	620
5.00%, 7/1/34	750	839
5.00%, 7/1/35	750	838

Arizona Board of Regents State University System Revenue Bonds, Series D, 5.00%, 7/1/26	500	575

Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds, 5.00%, 7/1/35	1,000	1,123
5.00%, 7/1/41	1,000	1,115

Arizona Board of Regents State University System Revenue Refunding Bonds, Series B, 5.00%, 7/1/28	1,860	2,128
5.00%, 7/1/31	2,000	2,326
5.00%, 7/1/36	495	565

Arizona Board of Regents University System Revenue Bonds, Series A, 5.00%, 6/1/21	500	510
5.00%, 6/1/32	1,500	1,698

Arizona Board of Regents University System Revenue Refunding Bonds, 5.00%, 6/1/33	1,710	1,946

Arizona State Health Facilities Authority Revenue Bonds, Series A, Banner Health, 4.00%, 1/1/43	3,000	3,017

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area, 5.00%, 7/1/24	2,500	2,853

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.2% – continued

Arizona – 93.2% – continued

Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (AGC Insured), 5.00%, 7/1/22	$1,345	$1,375

Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 5.00%, 7/1/26	850	996

Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, Prerefunded, 5.50%, 7/1/19 (1)	1,000	1,027

Gilbert Public Facilities Municipal Property Corp. Revenue Refunding Bonds, 5.00%, 7/1/26	3,000	3,516

Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds, 5.00%, 7/1/28	500	584
5.00%, 7/1/29	750	873
5.00%, 7/1/30	500	580
5.00%, 7/1/31	600	693

Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured), 3.35%, 1/1/28	1,000	1,011

Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations (AGM Insured), 5.25%, 7/1/31	1,000	1,077

Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, Prerefunded, 4.50%, 7/1/19 (1)	1,190	1,213

Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010, 5.25%, 7/1/28 (2)	940	1,068
5.50%, 7/1/29 (2)	485	557
5.50%, 7/1/30 (2)	375	430

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.2% – continued

Arizona – 93.2% – continued

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017, 5.00%, 7/1/34	$1,000	$1,150

Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group, 5.00%, 1/1/38	1,000	1,113

Maricopa County School District No. 17 Tolleson Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017 (BAM Insured), 5.00%, 7/1/31	500	574

Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series A, School Improvement Project, 5.00%, 7/1/26	2,250	2,627

Maricopa County School District No. 6 Washington Elementary G.O. Unlimited Bonds, Series A, 5.00%, 7/1/25	1,000	1,146

Maricopa County Unified School District No. 11 Peoria G.O. Unlimited Bonds, School Improvement (BAM Insured), 4.00%, 7/1/36	1,000	1,034

Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015, 5.00%, 7/1/28	525	613
5.00%, 7/1/29	650	755
5.00%, 7/1/31	500	576

Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011, 4.50%, 7/1/27	1,700	1,838

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010, 4.00%, 7/1/22	1,040	1,094

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.2% – continued

Arizona – 93.2% – continued

Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds, 5.00%, 7/1/26	$400	$459

Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement, 5.00%, 7/1/27	1,020	1,183
5.00%, 7/1/33	500	567
5.00%, 7/1/37	650	731

Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement Projects of 2010 & 2014, 2.25%, 7/1/26	800	758

Maricopa County Union High School District No. 216 Agua Fria G.O. Unlimited Bonds, Series B, School Improvement Project of 2015, 5.00%, 7/1/29	1,000	1,165

Mesa Street & Highway Revenue Refunding Bonds (AGM Insured), 5.00%, 7/1/23	1,000	1,119

Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (AGC Insured), 5.50%, 7/1/21	1,000	1,026
5.00%, 7/1/23	1,000	1,023

Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B, 5.00%, 7/1/34	5,000	5,682

Phoenix Civic Improvement Corp. Airport Revenue Refunding Bonds, Junior Lien, 4.00%, 7/1/40	2,000	2,037

Phoenix Civic Improvement Corp. Subordinated Excise Tax Revenue Refunding Bonds, Series A, 5.00%, 7/1/28	1,125	1,290

Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Series A, Junior Lien, 3.50%, 7/1/43	2,000	1,917

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.2% – continued

Arizona – 93.2% – continued

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/39	$1,000	$1,108

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, Prerefunded, 5.00%, 7/1/19 (1)	530	542

Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, 5.00%, 7/1/30	1,200	1,390

Phoenix IDA Healthcare Facilities Variable Revenue Bonds, Series B, Mayo Clinic, 1.53%, 10/1/18 (3)(4)(5)	5,000	5,000

Pima County Sewer Revenue Bonds, Series B, Prerefunded, 5.00%, 7/1/21 (1)	1,000	1,078

Pima County Sewer System Revenue Bonds, 5.00%, 7/1/25	1,000	1,117

Pima County Sewer System Revenue Bonds (AGM Insured), Prerefunded, 5.00%, 7/1/20 (1)	1,350	1,418

Pima County Street & Highway Revenue Bonds, Prerefunded, 4.00%, 7/1/19 (1)	1,970	2,000

Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007, 5.00%, 7/1/24	1,005	1,116

Pinal County Community College District Revenue Bonds, Central Arizona Collage (BAM Insured), 5.00%, 7/1/28	175	200

Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,000	1,090

Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds, 5.00%, 1/1/24	1,835	1,941

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.2% – continued

Arizona – 93.2% – continued

Queen Creek Excise Tax & State Shared Revenue Bonds, Series A, 5.00%, 8/1/42	$2,500	$2,832

Queen Creek Excise Tax & State Shared Revenue Bonds, Series B, 5.00%, 8/1/47	2,540	2,774

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, 5.00%, 1/1/31	2,500	2,943
5.00%, 1/1/36	1,500	1,730

Santa Cruz County Jail District Pledged Revenue Refunding Bonds (AGM Insured), 5.00%, 7/1/25	1,000	1,137
5.00%, 7/1/27	2,290	2,646
5.00%, 7/1/31	1,285	1,449

Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/30	2,675	3,220

Tucson COPS (AGC Insured), Prerefunded, 5.00%, 7/1/19 (1)	1,000	1,023
5.00%, 7/1/19 (1)	1,000	1,023

Tucson Water System Revenue Bonds, Prerefunded, 5.00%, 7/1/21 (1)	1,825	1,969
		109,134
Total Municipal Bonds
(Cost $108,659)		109,134

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.4%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (6)(7)	6,391,166	$6,391
Total Investment Companies
(Cost $6,391)		6,391

Total Investments – 98.6%
(Cost $115,050)		115,525

Other Assets less Liabilities – 1.4%		1,615
NET ASSETS – 100.0%		$117,140

(1)	Maturity date represents the prerefunded date.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

(2)	Security has converted to a fixed rate as of July 1, 2015, and is a fixed rate going forward.
(3)	Maturity date represents the puttable date.
(4)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(5)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	5.2%
AA	81.0
A	8.3
Cash Equivalents	5.5

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.6%
General	30.2
Higher Education	13.3
Medical	8.4
School District	23.0
Water	7.9
All other sectors less than 5%	10.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$109,134	$–	$109,134
Investment Companies	6,391	–	–	6,391
Total Investments	$6,391	$109,134	$–	$115,525

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal Corporation

BAM – Build America Mutual

COPS – Certificates of Participation

G.O. – General Obligation

IDA – Industrial Development Authority

TRB – Tax Revenue Bonds

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.5%

California – 94.5%

Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects, 4.00%, 12/1/24	$850	$928

Alameda Unified School District G.O. Unlimited Bonds, Series B, Election of 2014, 5.00%, 8/1/42	4,000	4,560

Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016, 5.00%, 8/1/43	1,000	1,125

Alvord Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 8/1/29	1,500	1,796

Anaheim Housing & Public Improvement Authority Revenue Refunding Bonds, Series B, 5.00%, 10/1/28	2,000	2,223

Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.00%, 4/1/19 (1)	2,000	2,033
5.13%, 4/1/19 (1)	1,000	1,017

Bay Area Toll Bridge Authority Revenue Refunding Bonds, 2.00%, 4/1/24 (2)(3)(4)	7,620	7,429
2.13%, 4/1/25 (2)(3)(4)	16,700	16,151

Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A, 2.85%, 4/1/25 (2)(3)(4)	5,800	5,916
2.95%, 4/1/26 (2)(3)(4)	19,975	20,381

Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series E, 2.00%, 4/1/21 (2)(3)(4)	565	564

California State Department of Water Resources Central Valley Project Revenue Bonds, Series AR, 4.00%, 12/1/34	1,795	1,903

California State Department of Water Resources Power Supply Revenue Bonds, Series L, 5.00%, 5/1/19	5,000	5,096

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.5% – continued

California – 94.5% – continued

California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, Escrowed to Maturity, 5.00%, 7/1/19	$5,000	$5,123

California State G.O. Unlimited Bonds, 5.00%, 3/1/26	1,250	1,448
5.25%, 11/1/40	8,500	9,056

California State G.O. Unlimited Bonds (NATL Insured), Unrefunded Balance, 4.75%, 2/1/19	85	85

California State G.O. Unlimited Bonds, Series 2007 (FGIC Insured), Unrefunded Balance, 5.38%, 6/1/26	2,220	2,233

California State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/25	5,000	5,845
5.00%, 9/1/27	1,845	2,173
5.00%, 8/1/28	4,000	4,760

California State G.O. Unlimited Refunding Bonds, Bid Group C, 5.00%, 8/1/27	5,000	5,880
5.00%, 8/1/28	7,000	8,199

California State G.O. Unlimited Refunding Bonds, Group C, 5.00%, 8/1/26	1,000	1,154

California State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/23	3,375	3,833

California State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/26	3,500	4,084

California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, 5.00%, 11/15/32	1,200	1,365

California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center, 5.00%, 11/15/27	250	292

California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health System, 2.00%, 10/1/25 (2)(3)(4)	2,450	2,357

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.5% – continued

California – 94.5% – continued

California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health, 5.00%, 11/15/35	$2,500	$2,835

California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Series E, Pacific Gas & Electric, 1.75%, 6/1/22 (2)(3)(4)	2,000	1,893

California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects, 4.25%, 12/1/20	1,000	1,051

California State Public Works Board Lease Revenue Bonds, Subseries I-1, Various Capital Projects, Prerefunded, 6.38%, 11/1/19 (1)	2,500	2,624

California State University Revenue Refunding Bonds, Series A, 5.00%, 11/1/32	1,000	1,154

California State University Systemwide Revenue Refunding Bonds, Series A, 4.00%, 11/1/45	2,600	2,695

California State University Systemwide Revenue Refunding Bonds, Series B-3, 4.00%, 11/1/23 (2)(3)(4)	5,750	6,167

California State Various Purpose G.O. Unlimited Bonds, 5.50%, 4/1/19	1,000	1,019
5.00%, 9/1/19	4,720	4,859
5.00%, 9/1/20	1,690	1,791
5.00%, 10/1/20	6,000	6,373
4.00%, 5/1/23	1,485	1,612
5.00%, 10/1/23	500	569
5.00%, 5/1/24	1,450	1,665
5.00%, 11/1/28	4,000	4,776
5.25%, 3/1/30	1,500	1,568
5.25%, 10/1/39	1,500	1,721

California State Various Purpose G.O. Unlimited Bonds, Bidding Group, 5.00%, 9/1/28	5,000	5,865

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.5% – continued

California – 94.5% – continued

California State Various Purpose G.O. Unlimited Bonds, Unrefunded Balance, 6.50%, 4/1/33	$2,435	$2,489

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 9/1/23	1,480	1,648
5.00%, 12/1/23	2,450	2,796
5.00%, 10/1/26	2,750	3,164
5.00%, 11/1/28	1,000	1,194

California Statewide Communities Development Authority Revenue Bonds, Viamonte Senior Living Project (California Mortgage Insured), 3.00%, 7/1/26	5,500	5,554

Carlsbad Unified School District G.O. Unlimited Bonds, 0.00%, 5/1/19 (5)	1,250	1,237

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded, 5.75%, 8/1/23 (1)	1,000	1,173

Cotati-Rohnert Park Unified School District G.O. Unlimited Bonds, Series E, Election of 2014 (BAM Insured), 4.00%, 8/1/29	500	545

Desert Community College District G.O. Unlimited Bonds, Riverside & Imperial County, 5.00%, 8/1/43	1,125	1,241

El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002, 0.00%, 8/1/23 (5)	9,940	8,875

Escondido Union School District G.O. Unlimited Bonds, Series B, Election of 2014, 4.00%, 8/1/43	1,595	1,646

Evergreen School District G.O. Unlimited Bonds, Election of 2014, 5.00%, 8/1/46	1,000	1,144

Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity, 0.00%, 1/1/20 (5)	2,150	2,099

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.5% – continued

California – 94.5% – continued

Foothill-De Anza Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/28	$2,250	$2,632

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded, 5.38%, 8/1/21 (1)	1,500	1,647

Imperial Irrigation District Electric Revenue Bonds, Series B-1, 5.00%, 11/1/46	2,500	2,805

Kentfield School District G.O. Unlimited Bonds, Series B, Election of 2014, 5.00%, 8/1/43	2,000	2,264

Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F, 5.00%, 6/1/27	1,100	1,271

Long Beach Harbor Revenue Bonds, Series A (AMT), 5.00%, 5/15/30	1,300	1,499

Long Beach Harbor Revenue Refunding Bonds, Series A, 12/15/20 (6)	4,400	4,679

Long Beach Unified School District G.O. Unlimited Bonds, Series S, Election of 2008, Prerefunded, 5.00%, 8/1/19 (1)	1,005	1,032

Long Beach Unified School District G.O. Unlimited Bonds, Series SE, Election of 2008, Unrefunded Balance, 5.00%, 8/1/20	70	72

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II, 5.00%, 8/1/24	945	1,050

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D, 5.00%, 12/1/29	1,665	1,929

Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B, 5.00%, 12/1/28	1,145	1,333
5.00%, 12/1/29	2,630	3,048

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.5% – continued

California – 94.5% – continued
5.00%, 12/1/31	$2,000	$2,299

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT), 5.00%, 5/15/27	7,435	8,698
5.00%, 5/15/28	7,630	8,994
5.00%, 5/15/29	1,000	1,170

Los Angeles Department of Airports Senior Revenue Bonds, Series B, 5.00%, 5/15/27	640	740

Los Angeles Department of Airports Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.25%, 5/15/31	2,000	2,344

Los Angeles Department of International Airports Revenue Bonds, Series D, 5.00%, 5/15/22	1,395	1,465
5.25%, 5/15/29	5,000	5,269
5.00%, 5/15/40	3,500	3,666

Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B, 5.00%, 7/1/36	5,000	5,678

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/1/19	1,500	1,537

Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008, 5.00%, 7/1/29	1,500	1,815
5.00%, 7/1/30	190	228

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/23	2,500	2,839

Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity, 6.00%, 6/1/21	1,185	1,313

Los Angeles Wastewater System Subordinate Revenue Refunding Bonds, Series C, 5.00%, 6/1/23	1,935	2,144

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.5% – continued

California – 94.5% – continued

Marin County COPS, Prerefunded, 3.00%, 8/1/20 (1)	$1,595	$1,626
4.00%, 8/1/20 (1)	1,140	1,185

Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A, 2.50%, 7/1/27	7,550	7,615

Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded, 5.25%, 9/1/21 (1)	2,000	2,191

Modesto Irrigation District Electric Revenue Refunding Bonds, Series A, 4.00%, 7/1/19	1,230	1,251

Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A, 5.00%, 10/1/26	1,490	1,716
5.00%, 10/1/27	1,130	1,294
5.00%, 10/1/28	2,770	3,157

Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured), 5.00%, 9/1/22	1,445	1,611

Mojave Water Agency COPS, Series A, Prerefunded, 5.00%, 6/1/19 (1)	665	680

Monterey County Public Facilities Financing COPS, 5.00%, 10/1/27	1,000	1,168
5.00%, 10/1/28	670	776

Mount San Jacinto Community College District G.O. Unlimited Bonds, Series B, Election of 2014, 4.00%, 8/1/43	2,000	2,066

Natomas Unified School District G.O. Unlimited Bonds, Election of 2014, 5.00%, 8/1/25	1,690	1,929

Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured), 5.00%, 8/1/33	1,185	1,343

Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured), 5.00%, 8/1/25	2,360	2,660

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.5% – continued

California – 94.5% – continued
5.00%, 8/1/26	$2,145	$2,412
5.00%, 8/1/31	3,620	4,135

Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A, 5.00%, 8/1/22	750	835
5.00%, 8/1/24	600	694

Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008, 2.00%, 8/1/27	1,970	1,839

Palomar Community College District G.O. Unlimited Bonds, Series D, Election of 2006, 4.00%, 8/1/46	1,000	1,028

Palos Verdes Peninsula Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 11/1/25	780	922

Paso Robles Joint Unified School District G.O. Unlimited Bonds, Series A, 4.00%, 8/1/43	4,220	4,316
4.00%, 8/1/46	5,950	6,061

Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/26	1,000	1,160

Poway Unified School District No. 07 Improvement G.O. Unlimited Bonds, Series 1-A, Election of 2008, 0.00%, 8/1/20 (5)	3,280	3,164

Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernardino County, 3.00%, 7/1/30	2,295	2,250

Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series A, Public Defender & Probation Building, 5.25%, 11/1/24	800	913

Riverside County Transportation Commission Revenue Refunding Bonds, Series A, 3.00%, 6/1/26	5,500	5,706

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.5% – continued

California – 94.5% – continued

Riverside County Transportation Commission Sales Tax Revenue Refunding Bonds, Series B, 5.00%, 6/1/30	$5,000	$5,977

Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured), 5.25%, 6/1/24	615	692

Sacramento Area Flood Control Agency Special Assessment Refunding Bonds, Consolidated Capital Assessment District, 5.00%, 10/1/35	1,000	1,142

Sacramento County Airport System Revenue Refunding Bonds, Series A, 5.00%, 7/1/29	565	671
5.00%, 7/1/31	500	589

Sacramento County Airport System Revenue Refunding Bonds, Series B, 5.00%, 7/1/29	680	808

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,500	1,576

San Diego Association of Governments South Bay Expressway Toll Revenue Bonds, Series A, Senior Lien, 5.00%, 7/1/29	850	1,000

San Diego Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/27	3,090	3,680

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark, 5.00%, 10/15/30	1,040	1,197

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project, Escrowed to Maturity, 4.25%, 3/1/20	1,130	1,169

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, Prerefunded, 4.00%, 5/15/19 (1)	1,495	1,516

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.5% – continued

California – 94.5% – continued

San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, 5.00%, 5/15/27	$2,000	$2,336

San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B, Prerefunded, 5.00%, 5/15/19 (1)	5,000	5,102

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured), 5.50%, 7/1/27	1,500	1,884

San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004, 5.00%, 8/1/28	2,365	2,749

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT), 5.00%, 5/1/24	1,095	1,197

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series C (AMT), 5.00%, 5/1/20	6,000	6,267

San Francisco City & County COPS, Series A, Multiple Capital Improvement Projects, 5.00%, 4/1/23	3,000	3,046

San Francisco City & County G.O. Unlimited Bonds, Series B, 3.00%, 6/15/29	4,810	4,886

San Francisco City & County G.O. Unlimited Bonds, Series C, 3.00%, 6/15/30	5,415	5,432

San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C, 3.25%, 6/15/32	1,500	1,475

San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006, 5.00%, 6/15/22	2,615	2,757

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.5% – continued

California – 94.5% – continued

San Francisco County Transportation Authority Sales TRB, 3.00%, 2/1/30	$5,000	$4,915

San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 8/1/26	1,055	1,195

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded, 5.75%, 3/1/21 (1)	2,000	2,185

San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Prerefunded, 5.00%, 8/1/21 (1)	830	901

San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Unrefunded Balance, 5.00%, 8/1/23	170	184

San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2015, 4.50%, 8/1/42	1,750	1,899

Santa Clara County G.O. Unlimited Bonds, Series B, Election of 2008, 5.00%, 8/1/28	3,000	3,307

Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010, Prerefunded, 4.50%, 7/1/20 (1)	2,000	2,094

Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004, Prerefunded, 5.00%, 7/1/20 (1)	1,500	1,583
5.00%, 7/1/20 (1)	4,040	4,264
5.00%, 7/1/20 (1)	1,000	1,055

Santa Monica-Malibu Unified School District G.O. Unlimited Bonds, Series D, Election of 2012, 5.00%, 8/1/43	1,000	1,106

Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured), 5.00%, 8/1/43	1,145	1,289

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.5% – continued

California – 94.5% – continued

Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured), 5.00%, 8/1/43	$1,000	$1,127

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded, 6.00%, 7/1/21 (1)	2,000	2,222

Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase II Project, 5.25%, 7/1/27	1,000	1,087

Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project No. 1, 5.00%, 7/1/24	1,240	1,286

Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1, 5.00%, 7/1/26	4,700	4,958
5.00%, 7/1/30	2,500	2,627

Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds, 5.00%, 1/1/28	625	707

University of California General Revenue Bonds, Series AF, Prerefunded, 5.00%, 5/15/23 (1)	1,220	1,385

University of California General Revenue Bonds, Series AF, Unrefunded Balance, 5.00%, 5/15/36	4,475	4,950

University of California General Revenue Refunding Bonds, Series AZ, 5.00%, 5/15/48	1,500	1,710

University of California Limited Project Revenue Refunding Bonds, Series I, 5.00%, 5/15/27	1,600	1,857

Ventura County Public Financing Authority Lease Revenue Bonds, Series B, 5.00%, 11/1/24	1,060	1,207

Visalia Unified School District COPS (AGM Insured), 3.00%, 5/1/27	1,525	1,528

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.5% – continued

California – 94.5% – continued

Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured), 5.13%, 9/1/29	$1,645	$1,690

Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A, 5.00%, 9/1/26	1,000	1,148
		469,828
Total Municipal Bonds
(Cost $469,014)		469,828

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.2%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (7)(8)	15,807,993	$15,808
Total Investment Companies
(Cost $15,808)		15,808

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.0%

Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C, 1.88%, 4/1/19 (2)(3)(4)	$425	$425

California State Health Facilities Financing Authority Variable Revenue Bonds, Series C, Kaiser Permanente, 1.43%, 10/8/18 (2)(4)(9)	2,000	2,000

Los Angeles TRANS, 4.00%, 6/27/19	7,500	7,622
Total Short-Term Investments
(Cost $10,055)		10,047

Total Investments – 99.7%
(Cost $494,877)		495,683

Other Assets less Liabilities – 0.3%		1,261
NET ASSETS – 100.0%		$496,944

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(5)	Zero coupon bond.
(6)	When-Issued Security. Coupon rate was not in effect at September 30, 2018.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2018 is disclosed.
(9)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

Percentages shown are based on Net Assets.

At September 30, 2018, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.9%
AA	84.8
A	5.7
A1 (Short Term)	1.5
BBB	0.4
Not rated	0.5
Cash Equivalents	3.2

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airports	8.8%
General	10.1
General Obligations	25.3
Higher Education	5.8
School District	16.5
Transportation	13.0
Water	5.8
All other sectors less than 5%	14.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$469,828	$–	$469,828
Investment Companies	15,808	–	–	15,808
Short-term Investments	–	10,047	–	10,047
Total Investments	$15,808	$479,875	$–	$495,683

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal Corporation

AMT – Alternative Minimum Tax

BAM – Build America Mutual

CABS – Capital Appreciation Bonds

COPS – Certificates of Participation

FGIC – Financial Guaranty Insurance Corporation

G.O. – General Obligation

NATL – National Public Finance Guarantee Corporation

TRANS – Tax and Revenue Anticipation Notes

TRB – Tax Revenue Bonds

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.3%

California – 92.3%

Alameda Unified School District G.O. Unlimited Bonds, Series B, Election of 2014, 5.00%, 8/1/42	$1,000	$1,140

Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016, 4.00%, 8/1/46	1,000	1,028

Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election of 2008 (AGC Insured), Prerefunded, 5.50%, 8/1/19 (1)	1,000	1,031

Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A, 2.85%, 4/1/25 (2)(3)(4)	1,500	1,530
2.95%, 4/1/26 (2)(3)(4)	5,500	5,612

Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured), 5.25%, 8/1/44	1,500	1,727

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	5,000	5,299
5.00%, 8/1/25	2,500	2,923
5.00%, 8/1/26	1,000	1,184
5.00%, 8/1/28	1,000	1,190

California State G.O. Unlimited Refunding Bonds, Bid Group C, 5.00%, 8/1/28	2,000	2,343

California State G.O. Unlimited Refunding Bonds, Group C, 5.00%, 8/1/26	2,500	2,886

California State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/26	500	583

California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9, Prerefunded, 6.00%, 4/1/19 (1)	1,400	1,430

California State University Revenue Refunding Bonds, Series A, 5.00%, 11/1/32	1,000	1,154

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.3% – continued

California – 92.3% – continued

California State University Systemwide Revenue Refunding Bonds, Series A, 4.00%, 11/1/45	$1,000	$1,036

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/20	5,000	5,310
5.25%, 3/1/30	3,500	3,658
5.25%, 10/1/39	3,500	4,015
5.50%, 3/1/40	2,865	3,002

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 11/1/37	2,000	2,306

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded, 5.75%, 8/1/23 (1)	570	669
6.00%, 8/1/23 (1)	1,000	1,185

Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election of 2006 (AGM Insured), Prerefunded, 5.50%, 8/1/19 (1)	500	516

Escondido Union School District G.O. Unlimited Bonds, Series B, Election of 2014, 4.00%, 8/1/43	3,000	3,097

Evergreen School District G.O. Unlimited Bonds, Election of 2014, 5.00%, 8/1/46	1,300	1,488

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded, 5.38%, 8/1/21 (1)	3,500	3,844

Imperial Irrigation District Electric Revenue Bonds, Series B-1, 5.00%, 11/1/46	1,500	1,683

Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B, 5.00%, 12/1/30	2,000	2,306

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT), 5.00%, 5/15/29	4,000	4,679
5.00%, 5/15/31	5,000	5,785

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.3% – continued

California – 92.3% – continued

Los Angeles Department of International Airports Revenue Bonds, Series D, 5.00%, 5/15/40	$1,500	$1,571

Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B, 5.00%, 7/1/36	2,375	2,697

Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity, 7.60%, 10/1/18	5	5

Los Angeles Wastewater System Revenue Refunding Bonds, Series C, Green Bonds, 5.00%, 6/1/28	1,465	1,710

Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016, 5.00%, 8/1/42	1,450	1,655

Marin County COPS, Prerefunded, 4.25%, 8/1/20 (1)	1,575	1,644

Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded, 5.25%, 9/1/21 (1)	600	657
5.50%, 9/1/21 (1)	2,500	2,756

Modesto Irrigation District Capital Improvements COPS, Series A, 5.75%, 10/1/29	1,500	1,527

Modesto Irrigation District Capital Improvements COPS, Series A, Prerefunded, 6.00%, 4/1/19 (1)	2,000	2,042

Monterey County Financing Authority Revenue Refunding Bonds, 5.00%, 9/1/37	1,170	1,354

Morgan Hill Unified School District G.O. Unlimited Bonds, Series B, Election of 2012, 4.00%, 8/1/47	1,250	1,283

Mount San Jacinto Community College District G.O. Unlimited Bonds, Series B, Election of 2014, 4.00%, 8/1/43	3,000	3,098

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.3% – continued

California – 92.3% – continued

Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005, 0.00%, 8/1/33 (5)	$10,000	$6,012

Palomar Community College District G.O. Unlimited Bonds, Series D, Election of 2006, 5.25%, 8/1/45	2,000	2,323
4.00%, 8/1/46	3,000	3,083

Palomar Health G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/28	1,340	1,529

Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured), (Step to 7.00% on 8/1/19), 1.73%, 8/1/38 (6)	5,000	6,162

Pleasanton Unified School District G.O. Unlimited Refunding Bond, Election of 2016, 4.00%, 8/1/42	2,000	2,060

Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election of 2009, 5.50%, 8/1/30	1,605	1,652

Ross Valley Public Financing Authority Revenue Bonds, Sanitary District No.1 of Marin County, 5.00%, 1/1/34	240	271
5.00%, 1/1/35	250	282
5.00%, 1/1/36	275	310
5.00%, 1/1/37	215	242
5.00%, 1/1/39	500	561

Sacramento Area Flood Control Agency Special Assessment Refunding Bonds, Consolidated Capital Assessment District, 5.00%, 10/1/35	1,420	1,622

Sacramento Municipal Utility District Revenue Bonds, Series A, 5.00%, 8/15/37	55	61

San Diego Association of Governments South Bay Expressway Toll Revenue Bonds, Series A, Senior Lien, 5.00%, 7/1/32	850	984

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.3% – continued

California – 92.3% – continued

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, Prerefunded, 5.00%, 5/15/19 (1)	$1,500	$1,531

San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004, 5.00%, 8/1/28	1,000	1,162

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/1/42	1,500	1,656

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series C (AMT), 5.00%, 5/1/20	1,500	1,567

San Francisco City & County G.O. Unlimited Bonds, Series B, 3.00%, 6/15/29	1,000	1,016

San Francisco City & County G.O. Unlimited Bonds, Series C, 3.00%, 6/15/30	2,000	2,006

San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C, 3.25%, 6/15/32	2,500	2,459

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded, 5.25%, 3/1/21 (1)	2,075	2,242

San Rafael City High School District G.O. Unlimited Bonds, Series B, Election of 2015, 4.00%, 8/1/47	2,500	2,578

Santa Clara County G.O. Unlimited Bonds, Series B, Election of 2008, 5.00%, 8/1/28	2,000	2,205

Santa Clara Electric Revenue Refunding Bonds, Series A, 6.00%, 7/1/31	1,195	1,324

Santa Monica-Malibu Unified School District G.O. Unlimited Bonds, Series D, Election of 2012, 5.00%, 8/1/43	1,000	1,106

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.3% – continued

California – 92.3% – continued

Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured), 5.00%, 8/1/38	$2,625	$2,981
5.00%, 8/1/43	500	564

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded, 6.00%, 7/1/21 (1)	2,025	2,250

University of California Revenue Refunding Bonds, Series O, Limited Project, 5.00%, 5/15/58	2,500	2,810

University of California General Revenue Bonds, Series AF, Prerefunded, 5.00%, 5/15/23 (1)	430	488

University of California General Revenue Bonds, Series AF, Unrefunded Balance, 5.00%, 5/15/36	1,570	1,737

University of California General Revenue Refunding Bonds, Series AZ, 5.00%, 5/15/48	1,000	1,140

Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds, 5.00%, 7/1/30	1,000	1,138
5.00%, 7/1/32	595	673

Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured), 5.13%, 9/1/29	2,000	2,054
		161,479
Total Municipal Bonds
(Cost $156,460)		161,479

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.8%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (7)(8)	8,326,214	$8,326
Total Investment Companies
(Cost $8,326)		8,326

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.0%

California State Health Facilities Financing Authority Variable Revenue Bonds, Series C, Kaiser Permanente, 1.43%, 10/8/18(2) (4)(9)	$1,000	$1,000

Los Angeles TRANS, 4.00%, 6/27/19	2,500	2,541
Total Short-Term Investments
(Cost $3,543)		3,541

Total Investments – 99.1%
(Cost $168,329)		173,346

Other Assets less Liabilities – 0.9%		1,499
NET ASSETS – 100.0%		$174,845

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(5)	Zero coupon bond.
(6)	Step coupon bond. Rate as of September 30, 2018 is disclosed.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2018 is disclosed.
(9)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

Percentages shown are based on Net Assets.

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.7%
AA	79.0
A	10.4
A1 (Short Term)	1.5
Not Rated	0.6
Cash Equivalents	4.8

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	8.8%
General	8.8
General Obligation	34.0
School District	22.3
Water	5.4
All other sectors less than 5%	20.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$161,479	$–	$161,479
Investment Companies	8,326	–	–	8,326
Short-Term Investments	–	3,541	–	3,541
Total Investments	$8,326	$165,020	$–	$173,346

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal Corporation

AMT – Alternative Minimum Tax

BAM – Build America Mutual

CABS – Capital Appreciation Bonds

COPS – Certificates of Participation

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

G.O. - General Obligation

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.4%

Alabama – 1.2%

Alabama State Port Authority Docks Facilities Revenue Bonds, Prerefunded, 6.00%, 10/1/20 (1)	$5,000	$5,389

Arizona – 3.1%

La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools, 5.00%, 2/15/36	1,400	1,474
5.00%, 2/15/46	3,500	3,637

Maricopa County Pollution Control Corp. Pollution Control Variable Revenue Refunding Bonds, Series A, Public Service of Palo Verde, 6.25%, 1/1/38	4,000	4,248

Phoenix IDA Education Facility Revenue Refunding Bonds, Great Hearts Academies, 5.00%, 7/1/41	1,200	1,259
5.00%, 7/1/46	2,650	2,771
		13,389

California – 11.0%

California State Municipal Finance Authority COPS, Community Hospitals of Central California, Prerefunded, 5.50%, 2/1/19 (1)	4,000	4,051

California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University, 5.00%, 11/1/46	3,000	3,240

California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, Prerefunded, 6.13%, 6/1/20 (1)	2,000	2,140
6.25%, 6/1/20 (1)	1,000	1,072

California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project, 5.00%, 12/31/47	1,250	1,361

California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools, 5.00%, 8/1/46 (2)(3)	5,250	5,519

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.4% – continued

California – 11.0% – continued

California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Prerefunded, 7.25%, 11/1/21 (1)	$2,000	$2,317

California Statewide Communities Development Authority Revenue Refunding Bonds, Series A, California Baptist University, 5.00%, 11/1/32	500	558
5.00%, 11/1/41	1,000	1,092

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding Bonds, Series A-1, 5.00%, 6/1/47	5,000	5,117

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding Bonds, Series A-2, 5.00%, 6/1/47	3,000	3,070

Los Angeles Department of Water & Power System Revenue Bonds, Series D, 5.00%, 7/1/39	3,000	3,341
5.00%, 7/1/44	2,000	2,220

San Francisco City & County Airports Commission International Airport Revenue Bonds, Second Series E, Prerefunded, 6.00%, 5/1/19 (1)	385	394

San Francisco City & County Airports Commission International Airport Revenue Bonds, Second Series E, Unrefunded Balance, 6.00%, 5/1/39	4,615	4,728

Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A-1, 5.00%, 6/1/37	6,000	6,027
5.13%, 6/1/46	2,000	2,009
		48,256

Colorado – 2.8%

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/47	1,000	1,073
5.00%, 12/31/51	1,000	1,071

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.4% – continued

Colorado – 2.8% – continued

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/36	$4,000	$4,134

Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Revenue Refunding Bonds, Series A, 5.00%, 12/15/41	3,000	3,038

Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners, 6.00%, 1/15/41	3,000	3,120
		12,436

Delaware – 0.5%

Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power, 5.40%, 2/1/31	2,000	2,105

District of Columbia – 1.9%

District of Columbia Revenue Bonds, Cesar Chavez Charter Schools, 7.88%, 11/15/40	5,265	5,410

Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail and Capital Project, 5.00%, 10/1/53	3,000	3,151
		8,561

Florida – 5.4%

Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX, 5.35%, 7/1/29	3,045	3,132

Citizens Property Insurance Corp. Revenue Bonds, Series A1, 5.00%, 6/1/25	5,000	5,673

Davie Educational Facilities Revenue Refunding Bonds, Nova SouthEastern University Project, 5.00%, 4/1/48	5,440	5,880

Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, 5.00%, 10/1/40	1,500	1,622
5.00%, 10/1/44	1,500	1,628

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.4% – continued

Florida – 5.4% – continued

Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/1/40	$5,000	$5,454

Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.50%, 11/1/10 (4)	143	91
		23,480

Georgia – 1.7%

Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Series A1,Georgia Proton Treatment Center, 6.75%, 1/1/35	5,000	4,823

Rockdale County Development Authority Revenue Refunding Bonds (AMT), Pratt Paper LLC Project, 4.00%, 1/1/38	2,500	2,473
		7,296

Illinois – 8.5%

Chicago Board of Education Dedicated Capital Improvement Special Tax Bonds, 6.00%, 4/1/46	4,000	4,629

Chicago Waterworks Revenue Bonds, Second Lien, 5.00%, 11/1/29	5,000	5,546

Illinois State Finance Authority Revenue Bonds, Series A, Provena Health, Prerefunded, 7.75%, 8/15/19 (1)	35	37
7.75%, 8/15/19 (1)	3,465	3,635

Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers, Prerefunded, 6.88%, 8/15/19 (1)	1,000	1,042
7.00%, 8/15/19 (1)	1,000	1,043

Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University, 5.00%, 8/1/42	1,100	1,174

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.4% – continued

Illinois – 8.5% – continued

Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network, 5.00%, 2/15/36	$5,000	$5,601

Illinois State Finance Authority Student Housing & Academic Facilities Revenue Bonds, CHF – Chicago, LLC – University of Illinois at Chicago Project), 5.00%, 2/15/47	5,200	5,549

Illinois State Toll Highway Authority Senior Revenue Bonds, Series B, 5.00%, 1/1/41	5,000	5,483

Railsplitter Tobacco Settlement Authority Revenue Bonds, Prerefunded, 5.50%, 6/1/21 (1)	1,000	1,085
6.00%, 6/1/21 (1)	2,000	2,197
		37,021

Indiana – 1.9%

Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project, 6.50%, 9/15/30	3,000	3,257
6.38%, 9/15/41	2,000	2,133

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., Prerefunded, 8.00%, 9/1/21 (1)	2,500	2,904
		8,294

Iowa – 0.8%

Iowa State Finance Authority Revenue Bonds, Series A, Lifespace Communities, 5.00%, 5/15/43	1,000	1,041
5.00%, 5/15/48	2,500	2,594
		3,635

Kentucky – 1.6%

Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project, 5.75%, 7/1/49	2,500	2,705

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.4% – continued

Kentucky – 1.6% – continued

Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/1/50	$2,500	$2,632

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Owensboro Health Inc., 5.00%, 6/1/45	1,500	1,571
		6,908

Louisiana – 6.7%

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded, 5.00%, 5/15/26 (1)	50	58

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance, 5.00%, 5/15/47	4,950	5,316

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp., 6.50%, 8/1/29	2,000	2,152

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp., 6.50%, 11/1/35	2,000	2,163

Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project, 6.75%, 5/1/41	1,250	1,313

Louisiana State Public Facilities Authority Revenue Refunding Bonds, Lafayette General Health System, 5.00%, 11/1/41	5,000	5,315

New Orleans Sewerage Service Revenue Bonds, 5.00%, 6/1/45	4,000	4,334

New Orleans Water Revenue Refunding Bonds, 5.00%, 12/1/44	3,000	3,260

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.4% – continued

Louisiana – 6.7% – continued

Saint Tammany Parish Hospital Service District No. 1 Revenue Refunding Bonds, Series S, Saint Tammany Parish Hospital Project, 5.00%, 7/1/48	$3,000	$3,253

Tobacco Settlement Financing Corp. Asset Backed Revenue Refunding Bonds, Series A, 5.50%, 5/15/29	2,000	2,054
		29,218

Maine – 1.2%

Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center, 5.00%, 7/1/43	5,000	5,179

Maryland – 0.9%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare, 6.25%, 1/1/31	1,550	1,709
6.13%, 1/1/36	2,000	2,178
		3,887

Massachusetts – 3.6%

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/28	5,000	5,994

Massachusetts State Development Finance Agency Revenue Bonds, Boston Medical Center, Green Bonds, 5.00%, 7/1/44	3,000	3,188

Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing, 5.00%, 10/1/41	4,230	4,538

Massachusetts State Development Finance Agency Revenue Bonds, Series F, Milford Regional Medical Center, 5.75%, 7/15/43	2,000	2,134
		15,854

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.4% – continued

Michigan – 2.3%

Michigan State Finance Authority Revenue Bonds, Local Government Loan Program Great Lakes Water Authority, 5.00%, 7/1/35	$3,000	$3,246

Michigan State Finance Authority Revenue Refunding Bonds, Local Government Loan Program, 5.00%, 7/1/30	2,000	2,192

Wayne County Airport Authority Revenue Bonds, Series D, 5.00%, 12/1/45	4,355	4,771
		10,209

Mississippi – 0.6%

Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co., 5.80%, 5/1/34	2,530	2,672

Missouri – 1.0%

Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital, 6.45%, 9/1/29	2,530	2,570
6.75%, 9/1/34	1,750	1,780
		4,350

Nebraska – 1.3%

Central Plains Energy Project Revenue Refunding Bonds, Series A, Nebraska Gas Project No. 3, 5.00%, 9/1/42	5,000	5,765

Nevada – 1.0%

Clark County Airport System Revenue Refunding Bonds, Senior Series A, 5.00%, 7/1/40	4,000	4,431

New Jersey – 5.5%

New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/1/25	1,950	2,137
5.00%, 1/1/48	1,665	1,741

New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc. Project, 5.63%, 11/15/30	2,000	2,243

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.4% – continued

New Jersey – 5.5% – continued

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program, 5.25%, 6/15/41	$2,000	$2,147
5.00%, 6/15/45	2,250	2,352

New Jersey State Turnpike Authority Revenue Bonds, Series E, 5.00%, 1/1/45	5,000	5,461

Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A, 5.00%, 6/1/46	4,000	4,291

Tobacco Settlement Financing Corp. Subordinate Revenue Refunding Bonds, Series B, 5.00%, 6/1/46	3,500	3,689
		24,061

New York – 7.1%

Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds, Catholic Health System Obligation, 5.25%, 7/1/35	1,500	1,632
5.00%, 7/1/40	2,770	2,939

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New School, 5.00%, 7/1/45	2,375	2,584

New York State Thruway Authority General Junior Indebtedness Obligation Revenue Bonds, Series A, Junior Lien, 5.00%, 1/1/46	5,000	5,466

New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc. Laguardia Airport Terminals, 5.00%, 1/1/34	1,000	1,097
5.00%, 1/1/36	1,000	1,089

New York State Transportation Development Corp. Special Facility Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment, 5.25%, 1/1/50	5,000	5,320

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.4% – continued

New York – 7.1% – continued

New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc., 5.00%, 8/1/31	$5,000	$5,191

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 198, 5.00%, 11/15/41	5,000	5,612
		30,930

North Dakota – 1.2%

Ward County Health Care Facilities Revenue Bonds, Series C, Trinity Obligated Group, 5.00%, 6/1/43	5,000	5,348

Ohio – 4.5%

Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, Prerefunded, 7.00%, 11/1/20 (1)	4,000	4,383

Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project, 4.50%, 1/15/48	2,500	2,550

Ohio State Turnpike Commission Revenue Bonds, Junior Lien, Infrastructure Project, 5.00%, 2/15/48	3,000	3,249

Ohio State University Hospital Health System Revenue Refunding Bonds, 5.00%, 1/15/41	4,655	4,995

Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc. Project, 6.45%, 12/15/21 (5)	4,000	4,499
		19,676

Pennsylvania – 4.5%

Butler County Hospital Authority Revenue Bonds, Butler Health System Project, Prerefunded, 7.13%, 7/1/19 (1)	3,000	3,114

Delaware County IDA Revenue Refunding Bonds, Covanta Project, 5.00%, 7/1/43	2,500	2,522

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.4% – continued

Pennsylvania – 4.5% – continued

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, Prerefunded, 6.00%, 7/1/20 (1)	$2,500	$2,664

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, Prerefunded, 6.25%, 10/1/21 (1)	2,000	2,229

Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds, 5.00%, 3/15/45	5,000	5,015

Philadelphia Water & Wastewater Revenue Bonds, Series A, 5.00%, 7/1/45	4,000	4,353
		19,897

Rhode Island – 1.2%

Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A, 5.00%, 6/1/40	5,000	5,302

Texas – 8.3%

Austin Convention Enterprises, Inc. Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/1/32	1,000	1,115
5.00%, 1/1/34	500	553

Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/1/40	1,500	1,507
5.00%, 12/1/45	2,000	2,001

Houston Airport System Special Facilities Revenue Bonds (AMT), United Airlines, Inc., 5.00%, 7/15/28	3,000	3,341

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, 5.00%, 5/15/40	3,000	3,269

New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Refunding Bonds, Legacy at Willow Bend Project, 5.00%, 11/1/46	3,000	3,078

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.4% – continued

Texas – 8.3% – continued

New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio, 5.00%, 4/1/48	$3,000	$3,054

San Antonio Electric & Gas Revenue Bonds, Junior Lien, 5.00%, 2/1/43	2,500	2,700

Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., Prerefunded, 6.20%, 2/15/20 (1)	3,500	3,688

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Senior Lien, Blueridge Transportation, 5.00%, 12/31/40	2,750	2,939

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure, 7.00%, 6/30/40	3,000	3,219

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility, 6.88%, 12/31/39	2,500	2,630

Travis County HFDC Revenue Bonds, Westminster Manor Project, Prerefunded, 7.00%, 11/1/20 (1)	805	884
7.13%, 11/1/20 (1)	2,000	2,201
		36,179

Virginia – 0.9%

Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds, 5.25%, 7/1/35	270	285
5.00%, 7/1/45	2,515	2,590

Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project, 5.00%, 7/1/38 (6)(7)(8)	1,000	1,023
		3,898

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.4% – continued

Washington – 3.2%

Port of Seattle Revenue Bonds, Series A, 5.00%, 4/1/40	$3,000	$3,284

Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, Prerefunded, 7.00%, 7/1/19 (1)	4,000	4,146

Washington State Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/1/42	5,720	6,436
		13,866

West Virginia – 1.0%

West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, Cabell Huntington Hospital, 5.00%, 1/1/43	3,950	4,300
Total Municipal Bonds
(Cost $413,170)		421,792

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.7%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (9)(10)	7,429,443	$7,429
Total Investment Companies
(Cost $7,429)		7,429

Total Investments – 98.1%
(Cost $420,599)		429,221

Other Assets less Liabilities – 1.9%		8,261
NET ASSETS – 100.0%		$437,482

(1)	Maturity date represents the prerefunded date.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.

(3)

Restricted security that has been deemed illiquid. At September 30, 2018, the value of this restricted illiquid security amounted to approximately $5,519,000 or 1.3% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools, 5.00%, 8/1/46	2/4/16-3/8/17	$5,466

(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	Security has converted to a fixed rate as of December 15, 1999, and is a fixed rate going forward.
(6)	Maturity date represents the puttable date.
(7)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(8)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of September 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	9.7%
A	25.1
BBB	40.8
BB	8.6
B	2.0
Not Rated	12.1
Cash Equivalents	1.7

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	9.1%
Development	9.4
Education	6.5
General	7.4
Higher Education	10.3
Medical	18.9
Tobacco Settlement	8.1
Transportation	11.8
Water	5.3
All other sectors less than 5%	13.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$421,792	$–	$421,792
Investment Companies	7,429	–	–	7,429
Total Investments	$7,429	$421,792	$–	$429,221

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT – Alternative Minimum Tax

COPS – Certificates of Participation

EDA – Economic Development Authority

HFDC – Health Facilities Development Corp.

IDA – Industrial Development Authority

PFA – Public Finance Authority

TRB – Tax Revenue Bonds

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6%

Alabama – 1.1%

Alabama State Public School & College Authority Revenue Refunding Bonds, Series B, 5.00%, 1/1/25	$5,000	$5,671

Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A, 4.00%, 6/1/21 (1)(2)(3)	5,000	5,185
4.00%, 7/1/22 (1)(2)(3)	5,000	5,234

Southeast Alabama State Gas Supply District Revenue Bonds, Series A, 4.00%, 6/1/24 (1)(2)(3)	15,000	15,767
		31,857

Alaska – 0.6%

Alaska State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/28	5,560	6,334

Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A, 5.00%, 6/1/30	5,000	5,717

Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien, 5.00%, 12/1/41	5,000	5,461
		17,512

Arizona – 3.8%

Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds, 5.00%, 7/1/26	6,630	7,631

Arizona State Transportation Board Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/25	13,610	15,459

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road, Prerefunded, 5.25%, 7/1/19 (4)	10,000	10,248

Arizona State Transportation Board Highway Revenue Refunding Bonds, 5.00%, 7/1/28	12,000	13,583
5.00%, 7/1/34	5,350	6,092

Arizona State Transportation Board Highway Subordinated Revenue Bonds, Series A, Unrefunded Balance, 5.00%, 7/1/28	3,035	3,322

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Arizona – 3.8% – continued

Chandler Excise TRB, 5.00%, 7/1/24	$3,700	$4,148
5.00%, 7/1/27	5,000	5,566

Maricopa County IDA Revenue Bonds, Series B, Banner Health Obligation Group, 5.00%, 10/18/22 (1)(2)(3)	500	550

Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group, 4.00%, 1/1/36	180	184

Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2015, 5.00%, 7/1/26	1,500	1,751

Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT), Senior Lien, 5.00%, 7/1/20	1,500	1,573

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, Prerefunded, 5.00%, 7/1/20 (4)	3,000	3,152

Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien, 5.00%, 7/1/26	5,000	5,677

Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 5.00%, 12/1/23	10,000	10,851
5.00%, 1/1/34	5,000	5,733

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, 5.00%, 1/1/34	5,000	5,811

Scottsdale G.O. Unlimited Refunding Bonds, 5.00%, 7/1/26	1,700	2,000

Tucson G.O. Unlimited Bonds, Series 2012-E, 5.00%, 7/1/25	1,915	2,214
		105,545

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

California – 6.2%

Bay Area Toll Bridge Authority Revenue Bonds, 5.00%, 4/1/27	$1,145	$1,259

Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.13%, 4/1/19 (4)	7,390	7,515

Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A, 2.95%, 4/1/26 (1)(2)(3)	5,000	5,102

Burbank Unified School District G.O. Unlimited Convertible CABS, Series A, (Step to 5.00% on 08/01/23), 0.82%, 8/1/34 (5)	3,500	3,060

Cabrillo Community College District G.O. Unlimited CABS, Series B, Election of 2004 (NATL Insured), 0.00%, 8/1/39 (6)	11,755	4,364

California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AM, 5.00%, 12/1/25	1,000	1,129

California State G.O. Unlimited Bonds, Series 2007 (AMBAC Insured), Unrefunded Balance, 5.00%, 10/1/18	75	75

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	80	80

California State G.O. Unlimited Bonds, Unrefunded Balance, 6.00%, 4/1/38	12,935	13,194

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	1,000	1,060
5.00%, 8/1/28	5,000	5,950
6.25%, 11/1/34	5,000	5,232

California State Taxable G.O. Unlimited Bonds, 3.50%, 4/1/28	6,750	6,605

California State Taxable G.O. Unlimited Bonds, High-Speed Passenger Train, 2.19%, 4/1/20 (1)(2)(3)	5,000	4,931

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

California – 6.2% – continued

California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, L.L.C., 5.00%, 5/15/29	$1,250	$1,409

Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006, (Step to 6.63% on 08/01/26), 2.59%, 8/1/35 (5)	11,850	10,962

Contra Costa Water District Revenue Refunding Bonds, Series R, 5.00%, 10/1/18	1,575	1,575

Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/27	435	492

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A-2, 5.00%, 6/1/38	2,060	2,520

Glendale Electric Works Revenue Bonds, 5.00%, 2/1/43	5,000	5,449

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/30	10,000	11,418
5.00%, 8/1/31	6,000	6,830

Los Angeles Department of Airports Revenue Bonds, Series A, 5.25%, 5/15/22	5,000	5,108

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT), 5.00%, 5/15/27	5,000	5,850

Los Angeles Department of Airports Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	2,225	2,473
5.00%, 5/15/35	600	665

Los Angeles Department of Airports Subordinate Revenue Bonds, Series C (AMT), 5.00%, 5/15/35	10,000	11,270

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

California – 6.2% – continued

Los Angeles Department of Water & Power System Revenue Bonds, Series D, 5.00%, 7/1/39	$2,500	$2,784

Los Angeles G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/20	55	58

Los Angeles Taxable G.O. Unlimited Refunding Bonds, Series A, 2.44%, 9/1/22	5,000	4,867

Los Angeles TRANS, 4.00%, 6/27/19	10,000	10,162

Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT), 5.00%, 7/1/35	6,000	6,817

San Diego Unified School District Convertible G.O. Unlimited Refunding CABS, Series R-2, (Step to 6.63% on 07/01/30), 0.78%, 7/1/40 (5)	5,000	4,016
(Step to 6.63% on 07/01/30), 0.76%, 7/1/41 (5)	6,000	4,810

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series B, 5.00%, 5/1/47	2,500	2,790

San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	2,500	2,547

San Jose Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Subseries B, 5.00%, 8/1/19	2,000	2,054

Santa Clara Valley Water District COPS, Series C, 5.00%, 6/1/24	650	750

Simi Valley Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/27	1,000	1,210

University of California General Revenue Bonds, Series U, 5.00%, 5/15/22	5,000	5,252
		173,694

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Colorado – 2.9%

Adams County School District No. 1 G.O. Unlimited Bonds, Mapleton Public Schools (State Aid Withholding), 5.25%, 12/1/40	$5,000	$5,700

Cherry Creek School District No. 5 G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 12/15/32	2,000	2,278

Colorado Springs Utilities Revenue Bonds, Series A-4, 5.00%, 11/15/43	2,500	2,849
5.00%, 11/15/48	2,000	2,270

Colorado State COPS ,Series A, 4.00%, 12/15/36	10,000	10,210
4.00%, 12/15/37	6,540	6,644

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project, 5.00%, 3/1/40	2,500	2,777

Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel, 5.00%, 11/20/25 (1)(2)(3)	3,000	3,439

Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B, 5.00%, 12/1/42	1,000	1,113
5.00%, 12/1/47	2,900	3,215

Denver City & County Airport System Subordinate Revenue Bonds, Series B, 5.25%, 11/15/28	1,500	1,683
5.25%, 11/15/29	1,740	1,949

Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series B, 5.00%, 12/1/43	5,000	5,618

Denver City & County Board of Water Commissioners Water Revenue Bonds, Series A, Green Bonds, 5.00%, 9/15/47	5,000	5,675

Denver City & County Dedicated TRB, Series A-1, 5.00%, 8/1/48	10,000	11,084

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Colorado – 2.9% – continued

Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded, 6.00%, 9/1/19 (4)	$6,550	$6,790

Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding), 5.50%, 12/1/22	5,000	5,653

University of Colorado Enterprise Revenue Bonds, Series A, Prerefunded, 5.00%, 6/1/23 (4)	1,000	1,121
		80,068

Connecticut – 1.4%

Connecticut State G.O. Unlimited Bonds, Series B, 5.00%, 5/15/22	2,000	2,132

Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 11/1/23	5,000	5,342

Connecticut State G.O. Unlimited Bonds, Series E, 5.00%, 9/15/26	3,825	4,096
4.00%, 9/15/27	5,000	5,151

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series 2013 A, Yale University, 5.00%, 7/1/25	5,800	6,765

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-2, Yale University, 2.00%, 7/1/26 (1)(2)(3)	5,000	4,696

Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B, 3.00%, 12/1/22	1,725	1,743

University of Connecticut Revenue Bonds, Series A, 5.00%, 11/15/43	5,000	5,496
5.25%, 11/15/47	3,000	3,347
		38,768

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Delaware – 0.1%

Delaware State G.O. Unlimited Bonds, Unrefunded Balance, 5.00%, 7/1/23	$969	$1,017

Delaware State Transportation Authority System Revenue Refunding Bonds, 5.00%, 7/1/26	1,500	1,757
		2,774

District of Columbia – 1.5%
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded, 5.25%, 10/1/18 (4)	1,000	1,000
5.50%, 10/1/18 (4)	10,500	10,500
6.00%, 10/1/18 (4)	5,000	5,000

District of Columbia Water & Sewer Authority Public Utility Revenue Refunding Bonds, Series C, Subordinate Lien, 5.00%, 10/1/39	5,000	5,557

Metropolitan Washington Airports Authority System Revenue Bonds, Series C, 5.13%, 10/1/39	2,460	2,460

Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT), 5.00%, 10/1/20	3,000	3,158
5.00%, 10/1/26	2,000	2,140

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/26	5,830	6,667
5.00%, 10/1/28	3,000	3,278
5.00%, 10/1/38	1,000	1,118

Washington Convention & Sports Authority Dedicated Tax Revenue Refunding Bonds, Series A, 5.00%, 10/1/27	2,000	2,343
		43,221

Florida – 2.9%

Broward County Airport System Revenue Bonds (AMT), 5.00%, 10/1/37	1,500	1,660

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Florida – 2.9% – continued

Broward County Airport System Revenue Bonds, Series C, 5.25%, 10/1/28	$6,185	$6,951

Broward County Airport System Revenue Bonds, Series Q-1, 5.00%, 10/1/42	1,295	1,396

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	1,000	1,073
5.00%, 9/1/25	1,000	1,072

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,673

Davie Educational Facilities Revenue Refunding Bonds, Nova SouthEastern University Project, 5.00%, 4/1/48	2,000	2,162

Florida State Department of Transportation Right-of-Way Acquisition G.O. Unlimited Bonds, 4.00%, 7/1/39	2,500	2,590

Florida State Municipal Power Agency All Requirements Revenue Bonds, Prerefunded, 5.00%, 10/1/18 (4)	1,445	1,445

Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund, 5.38%, 10/1/29	3,395	3,684

Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation, 4.50%, 7/1/43	5,000	5,214

Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Prerefunded, 5.63%, 11/15/19 (4)	10	10

Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Unrefunded Balance, 5.63%, 11/15/37	4,990	5,169

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Florida – 2.9% – continued

Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport, 5.00%, 10/1/44	$2,500	$2,703

Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, 5.00%, 10/1/44	4,000	4,340

Lee County School Board Refunding COPS, 5.00%, 8/1/22	800	878

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/27	1,320	1,475
5.00%, 10/1/32	3,890	4,301

Miami-Dade County Aviation Revenue Refunding Bonds, Series B, 5.00%, 10/1/37	650	717

Miami-Dade County School Board COPS, Series A, 5.00%, 5/1/32	5,000	5,447

Miami-Dade County Transit Sales Surtax Revenue Bonds, 4.00%, 7/1/48	5,000	5,000

Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 10/1/20	3,000	3,190
5.25%, 10/1/22	2,500	2,792

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded, 5.00%, 10/1/21 (4)	80	87

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 10/1/31	4,920	5,300

Reedy Creek Improvement District G.O. Limited Bonds, Series A, 5.25%, 6/1/29	5,000	5,630
5.25%, 6/1/30	5,000	5,623
		82,582

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Georgia – 3.7%

Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded, 5.50%, 1/1/19 (4)	$10,000	$10,091

Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Transmission Co. Plant, 2.50%, 5/3/21 (1)(2)(3)	2,500	2,499

Fulton County Development Authority Revenue Refunding Bonds, Georgia Tech Foundation CRC & Tech Square Projects, 5.00%, 11/1/26	5,000	5,897

Georgia State G.O. Unlimited Bonds, Series A, 4.00%, 7/1/36	5,000	5,298

Georgia State G.O. Unlimited Bonds, Series A, Tranche 1, 5.00%, 7/1/26	10,000	11,789

Georgia State G.O. Unlimited Bonds, Series A-1, 5.00%, 2/1/21	10,000	10,682
5.00%, 2/1/26	5,000	5,862

Georgia State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/1/26	10,000	11,789
5.00%, 7/1/28	10,000	11,884

Georgia State G.O. Unlimited Refunding Bonds, Series E, 5.00%, 12/1/26	3,100	3,676

Georgia State G.O. Unlimited Refunding Bonds, Series F, 5.00%, 7/1/26	1,500	1,768

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A, 4.00%, 9/1/23 (1)(2)(3)	2,500	2,629

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/1/23 (1)(2)(3)	5,000	5,259

Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Subseries D, (Floating, ICE LIBOR USD 1M + 0.83%), 2.34%, 12/1/23 (1)(3)	10,000	9,951

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Georgia – 3.7% continued

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project, 5.00%, 7/1/60	$2,500	$2,584
5.50%, 7/1/60	2,500	2,671
		104,329

Hawaii – 1.5%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	1,000	1,054

Hawaii State Airports System Revenue Bonds, Series A (AMT), 5.00%, 7/1/28	1,025	1,191
5.00%, 7/1/43	5,000	5,523

Hawaii State G.O. Unlimited Bonds, Series FT, 5.00%, 1/1/36	5,000	5,724

Hawaii State G.O. Unlimited Refunding Bonds, Series EP, 5.00%, 8/1/26	10,000	11,354

Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project, (Floating, SIFMA Municipal Swap Index Yield + 0.31%), 1.87%, 9/1/20 (1)(3)	5,000	4,998

Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution, 5.00%, 7/1/27	11,755	13,490
		43,334

Illinois – 2.3%

Central Lake County Joint Action Water Agency G.O. Unlimited Refunding Bonds (AMBAC Insured), 6.00%, 2/1/19	645	653

Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B, 5.25%, 1/1/34	2,500	2,721

Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien, 5.50%, 1/1/30	2,025	2,228

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Illinois – 2.3% – continued

Chicago O’Hare International Airport General Revenue Bonds, Series C (AMT), Senior Lien, 5.25%, 1/1/27	$500	$548

Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B (AMT), Senior Lien, 5.00%, 1/1/25	5,000	5,352

Chicago O’Hare International Airport Revenue Bonds, Series E, Senior Lien, 5.00%, 1/1/26	5,000	5,752

Chicago O’Hare International Airport Revenue Refunding Bonds, Series B, 5.00%, 1/1/29	5,000	5,512

Cook County Sales Tax Revenue Refunding Bonds, 5.00%, 11/15/33	5,000	5,656
5.25%, 11/15/35	5,000	5,695

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.25%, 3/1/40	2,500	2,604

Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System, 5.00%, 11/15/35	1,500	1,618

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center, 5.00%, 11/15/38	1,455	1,578

Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A, 4.00%, 2/1/33	7,000	7,219

Illinois State Toll Highway Authority Revenue Bonds, Series A, 5.00%, 1/1/40	2,500	2,734

Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series A, 5.00%, 2/1/29	2,000	2,104

Regional Transportation Authority Revenue Bonds, Series B, 5.00%, 6/1/35	2,000	2,258

Will County G.O. Unlimited Bonds, 4.00%, 11/15/36	3,000	3,069

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Illinois – 2.3% – continued

Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source, 5.25%, 6/1/36	$2,500	$2,775

Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A, 5.00%, 12/30/24	5,000	5,511
		65,587

Indiana – 1.1%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/31	5,750	6,216
5.25%, 10/1/38	2,980	3,215
4.25%, 10/1/44	10,000	10,255

Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group, 5.00%, 12/1/40	4,000	4,374

Indiana State University Revenue Bonds, Series S, Student Fee, 4.00%, 10/1/36	1,000	1,028
4.00%, 10/1/37	1,855	1,890

Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured), 5.50%, 7/10/21	1,150	1,198
5.50%, 1/10/24	1,135	1,269
		29,445

Kentucky – 2.4%

Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program), 4.00%, 5/1/38	5,000	5,105

Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 115, 5.00%, 4/1/30	7,500	8,356

Kentucky State Property & Buildings Commission Revenues Refunding Bonds, Series B, Project No. 112 (State Appropriation Insured), 5.00%, 11/1/27	10,000	11,310

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Kentucky – 2.4% – continued

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/1/25 (1)(2)(3)	$25,000	$26,370

Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-1, 2.25%, 3/1/20	3,000	2,999

Kentucky State Turnpike Authority Economic Development Road Revenue Refunding Bonds, Series A, 5.00%, 7/1/27	5,240	6,042

Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A, 5.00%, 5/15/34	3,000	3,219

University of Kentucky General Receipt Revenue Bonds, Series A (State Intercept Program), 4.00%, 10/1/29	5,000	5,333
		68,734

Louisiana – 0.6%

Louisiana State G.O. Unlimited Bonds, Series A, 4.00%, 5/15/32	7,500	7,765

Louisiana State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/15/24	2,825	3,165

Louisiana State Highway Improvement Revenue Bonds, Series A, 5.00%, 6/15/30	5,390	6,020
		16,950

Maryland – 4.2%

Anne Arundel County Consolidated General Improvement G.O. Limited Bonds, 5.00%, 4/1/27	5,805	6,667

Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Unrefunded Balance, 5.00%, 2/15/24	2,095	2,341

Howard County G.O. Unlimited Refunding Bonds, Series D, 5.00%, 2/15/25	10,000	11,546
5.00%, 2/15/26	10,000	11,702

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Maryland – 4.2% – continued
5.00%, 2/15/30	$2,500	$2,968

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B, 5.00%, 8/1/27	2,000	2,380

Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, 5.00%, 2/1/22	5,000	5,464

Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, Third Issue, 4.00%, 12/15/25	5,000	5,379

Maryland State G.O. Unlimited Bonds, First Series, 4.00%, 6/1/25	1,500	1,622

Maryland State G.O. Unlimited Bonds, Second Series B, 5.00%, 8/1/22	855	944

Maryland State G.O. Unlimited Bonds, Series A, 2.75%, 8/1/25	3,350	3,383
5.00%, 8/1/29	6,620	7,809

Maryland State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/24	6,985	7,992
5.00%, 8/1/25	1,000	1,161
5.00%, 8/1/26	3,000	3,530

Maryland State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/20	3,750	3,950

Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded, 4.00%, 7/1/19 (4)	2,000	2,031

Montgomery County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 11/1/26	1,000	1,143

Montgomery County G.O. Unlimited Refunding Bonds, Series C, 5.00%, 10/1/26	10,000	11,794

Prince George’s County Consolidated Public Improvement G.O. Limited Bonds, Series A, 5.00%, 7/15/27	10,000	11,909

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Maryland – 4.2% – continued

Prince George’s County Consolidated Public Improvement G.O. Limited Bonds, Series C, 4.00%, 8/1/26	$5,000	$5,346

Saint Mary’s County G.O. Unlimited Bonds, 5.00%, 8/1/24	500	572

Washington Suburban Sanitary District G.O. Unlimited Refunding Bonds, 5.00%, 6/1/26	4,895	5,751
		117,384

Massachusetts – 1.9%

Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A, 0.00%, 7/1/29 (6)	3,000	2,079

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series E, 5.00%, 9/1/37	5,000	5,732

Massachusetts State Development Finance Agency Revenue Bonds, Series A, Harvard University, Prerefunded, 5.50%, 11/15/18 (4)	1,220	1,225

Massachusetts State Development Finance Agency Revenue Bonds, Series B, Harvard University, Prerefunded, 5.00%, 10/15/20 (4)	2,585	2,738

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University, 5.00%, 7/15/27	3,600	4,238

Massachusetts State G.O. Limited Bonds, Series A, 5.00%, 1/1/38	5,000	5,677

Massachusetts State G.O. Limited Bonds, Series E, 3.00%, 12/1/27	2,500	2,518

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare, Prerefunded, 5.25%, 7/1/19 (4)	5,000	5,124

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Massachusetts – 1.9% – continued

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University, 6.25%, 4/1/20	$1,000	$1,064

Massachusetts State School Building Authority Sales TRB, Series B, Senior Lien, 5.00%, 11/15/39	5,000	5,616

Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured), 5.50%, 6/1/21	500	545

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B, 5.00%, 8/1/26	5,000	5,257

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 8/1/26	10,000	11,976

Massachusetts State Water Resources Authority Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 7/15/19	130	135
		53,924

Michigan – 2.4%

Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/27	1,540	1,774

Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A, (Q-SBLF Insured), 5.00%, 5/1/27	400	458

Michigan Finance Authority State Aid Revenue Notes, Series A-1 (State Aid Withholding), 4.00%, 8/20/19	20,000	20,337

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.00%, 10/15/29	5,000	5,565

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Michigan – 2.4% – continued

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, 5.00%, 10/15/27	$10,000	$10,763

Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds, 5.00%, 10/1/25	3,970	4,395

Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group, 5.00%, 12/1/37	5,000	5,596
5.00%, 12/1/47	1,000	1,070

Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance, 4.75%, 10/1/23	345	346

Royal Oak Hospital Finance Authority Revenue Refunding Bonds, William Beaumont Hospital Credit Group, 5.00%, 9/1/39	3,000	3,237

Wayne County Airport Authority Revenue Bonds, Series D, 5.00%, 12/1/34	3,400	3,777

Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured), 5.00%, 12/1/32	9,690	10,825
		68,143

Minnesota – 1.4%

Hennepin County G.O. Unlimited Bonds, Series A, 5.00%, 12/1/25	3,515	3,902

Hennepin County G.O. Unlimited Bonds, Series C, 5.00%, 12/1/28	3,320	3,897

Minneapolis-Saint Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT), 5.00%, 1/1/22	2,500	2,517

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/27	10,000	11,917
5.00%, 8/1/37	10,000	11,553

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Minnesota – 1.4% – continued

Minnesota State G.O. Unlimited Bonds, Series A, Escrowed to Maturity, 5.00%, 10/1/20	$75	$80

Minnesota State G.O. Unlimited Bonds, State Trunk Highway, Series B, 5.00%, 8/1/25	1,875	2,179

Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A, 5.00%, 10/1/29	1,000	1,128

Minnesota State Various Purpose G.O. Unlimited Bonds, Prerefunded, 5.00%, 8/1/22 (4)	245	270

Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/1/26	1,000	1,137
		38,580

Missouri – 0.5%

Kansas City Sanitation Sewer System Revenue Bonds, Subseries A, 4.00%, 1/1/42	3,750	3,846

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B, 5.00%, 1/1/26	1,490	1,729

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Escrowed to Maturity, 5.00%, 7/1/23	125	140

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Prerefunded, 5.00%, 1/1/20 (4)	5	5

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 1/1/22	5,055	5,237

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Missouri – 0.5% – continued

Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program), 0.00%, 3/1/27 (6)	$2,100	$1,624
		12,581

Nebraska – 0.5%

Lancaster County School District No.1 G.O. Unlimited Refunding Bonds, 5.00%, 1/15/27	3,760	4,336

Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded, 5.00%, 2/1/22 (4)	3,000	3,281

Omaha Public Power District Electric Revenue Refunding Bonds, Series A, 4.00%, 2/1/42	5,000	5,127

University of Nebraska Facilities Corp. Revenue Bonds, Series A, 5.00%, 7/15/27	1,895	2,249
		14,993

Nevada – 0.5%

Clark County School District Building G.O. Limited Refunding Bonds, Series C, 5.00%, 6/15/27	4,010	4,526

Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B, 7/1/43 (7)	5,000	5,566

Washoe County Highway Motor Vehicle Fuel TRB, 4.75%, 2/1/21	3,400	3,430
		13,522

New Hampshire – 0.2%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded, 5.25%, 6/1/19 (4)	5,000	5,111

New Jersey – 0.6%

New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction, 5.00%, 3/1/27	3,290	3,467

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

New Jersey – 0.6% – continued

New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue Refunding Bonds, 5.00%, 6/15/24	$5,000	$5,509
5.00%, 6/15/30	5,000	5,506

Parsippany-Troy Hills Township G.O. Unlimited Bonds, Series ABCD, 3.00%, 9/15/27	1,665	1,678
		16,160

New Mexico – 0.1%

New Mexico State Finance Authority Revenue Bonds, Series C, 5.00%, 6/1/23	2,770	2,970

New York – 14.1%

Long Island Power Authority Electric System Revenue Bonds, Series A, Prerefunded, 6.25%, 4/1/19 (4)	5,000	5,108

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Climate Bond Certified, Green Bonds, 5.25%, 11/15/33	3,000	3,535

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, Prerefunded, 5.00%, 11/15/19 (4)	5,000	5,172

Metropolitan Transportation Authority Revenue BANS, Series B-1A, 5.00%, 5/15/20	12,000	12,556

Metropolitan Transportation Authority Revenue BANS, Series B-1C, 5.00%, 5/15/20	8,000	8,371

Metropolitan Transportation Authority Revenue BANS, Series B-2A, 5.00%, 5/15/21	5,000	5,352

Metropolitan Transportation Authority Revenue Bonds, Series B-4, 5.00%, 11/15/19 (1)(2)(3)	1,175	1,212

Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded, 5.25%, 11/15/20 (4)	5,000	5,332

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

New York – 14.1% – continued

Metropolitan Transportation Authority Revenue Refunding Bonds, Series A-2, Green Bonds, 5.00%, 11/15/22	$1,500	$1,659

Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1, 5.25%, 11/15/28	5,000	5,775

Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Climate Bond Certified, Green Bonds, 5.00%, 11/15/26	550	635

Monroe County Industrial Development Corp. Revenue Refunding Bonds, Series B, University of Rochester Project, 5.00%, 7/1/26	2,500	2,936

New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood (FNMA Insured), 2.95%, 2/1/26 (1)(2)(3)	4,000	3,953

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013, 4.00%, 6/15/47	5,000	5,050

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series CC-1, Fiscal 2018, 5.00%, 6/15/48	5,000	5,582

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series FF, 4.00%, 6/15/45	5,000	5,048

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2, 5.00%, 6/15/40	10,000	11,297

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE, 5.00%, 6/15/29	3,500	4,024
5.00%, 6/15/33	5,000	5,732

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

New York – 14.1% – continued
5.25%, 6/15/36	$2,500	$2,901

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG, 5.00%, 6/15/31	5,000	5,651
5.00%, 6/15/39	8,000	8,867

New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series GG-1, 5.00%, 6/15/39	5,000	5,098

New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-1 (State Aid Withholding), 4.00%, 7/15/38	5,000	5,118

New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding), 5.00%, 7/15/43	3,000	3,375

New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding), 5.00%, 7/15/26	10,000	10,747

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Prerefunded, 5.00%, 11/1/19 (4)	5	5

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1, 5.00%, 5/1/38	2,500	2,540

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B, 5.00%, 11/1/25	1,000	1,085

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 5.00%, 8/1/40	5,000	5,668
4.00%, 8/1/41	500	510

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

New York – 14.1% – continued

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B, 5.00%, 2/1/22	$2,000	$2,130

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance, 5.00%, 11/1/21	4,995	5,154

New York City Transitional Finance Authority Revenue Bonds, Subseries C-2, 5.00%, 5/1/38	3,050	3,459

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3, 5.00%, 5/1/41	5,000	5,645

New York G.O. Unlimited Bonds, Series 1, 5.00%, 8/1/20	750	790

New York G.O. Unlimited Bonds, Series B-1, 5.25%, 10/1/30	5,000	5,938
5.00%, 10/1/36	2,500	2,839
5.00%, 12/1/37	4,500	5,054

New York G.O. Unlimited Bonds, Series E, Unrefunded Balance, 5.00%, 11/1/25	5	5

New York G.O. Unlimited Bonds, Series E-1, 5.25%, 3/1/34	5,000	5,867
5.00%, 3/1/37	3,700	4,205
4.00%, 3/1/41	5,000	5,086
4.00%, 3/1/42	7,500	7,624

New York G.O. Unlimited Bonds, Series H, 5.00%, 8/1/30	5,000	5,546

New York G.O. Unlimited Bonds, Subseries F-1, 5.00%, 4/1/36	1,150	1,312
5.00%, 4/1/39	3,180	3,601
5.00%, 4/1/43	7,000	7,903

New York G.O. Unlimited Refunding Bonds, Series A, Fiscal 2019, 5.00%, 8/1/22	10,000	11,011

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

New York – 14.1% – continued

New York G.O. Unlimited Refunding Bonds, Series E, 5.00%, 8/1/28	$1,045	$1,219

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded, 5.25%, 10/1/19 (4)	4,660	4,814

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance, 5.25%, 10/1/23	340	350

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, 4.00%, 7/1/35	5,000	5,243
5.00%, 7/1/36	2,500	2,874

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, School Districts Financing Program (AGM State Aid Withholding), 5.00%, 10/1/22	1,585	1,753

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured), 5.50%, 3/15/30	7,040	8,774

New York State Dormitory Authority Personal Income TRB, Series 2017-A, Prerefunded, 5.00%, 2/15/19 (4)	1,815	1,836

New York State Dormitory Authority Personal Income TRB, Series 2017-A, Unrefunded Balance, 5.00%, 2/15/39	115	116

New York State Dormitory Authority Personal Income TRB, Series B, Education, Prerefunded, 5.75%, 3/15/19 (4)	16,000	16,281

New York State Dormitory Authority Sales TRB, Series A, 5.00%, 3/15/27	10,000	11,092

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

New York – 14.1% – continued

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds, 5.00%, 6/15/35	$2,000	$2,286

New York State Environmental Facilities Corp. State Clean & Drinking Water Revenue Refunding Bonds, Series A, 5.00%, 6/15/21	1,500	1,619

New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water, 5.00%, 6/15/19	275	281
5.00%, 6/15/36	5,000	5,349

New York State Environmental Facilities Corp. State Personal Income TRB, Series A, Prerefunded, 5.25%, 12/15/18 (4)	9,900	9,970

New York State Environmental Facilities Corp. State Personal Income TRB, Series A, Unrefunded Balance, 5.25%, 12/15/26	100	101

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR Insured), 5.00%, 4/1/21	7,425	7,748

New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/27	2,675	3,098

New York State Urban Development Corp. Revenue Refunding Bonds, Series D, Service Contract, 5.38%, 1/1/22	1,850	1,866

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT), 5.00%, 9/1/26	1,130	1,264

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT), 5.00%, 9/15/28	2,000	2,318

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 209, 5.00%, 7/15/35	3,960	4,576

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

New York – 14.1% – continued

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, 5.00%, 10/15/22	$1,000	$1,112
5.00%, 10/15/26	5,245	5,998
5.00%, 10/15/27	10,000	11,429
5.00%, 10/15/28	5,000	5,708

Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, 4.00%, 11/15/42	5,000	5,059

Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, Prerefunded, 5.00%, 5/15/25 (4)	1,330	1,548

Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series B, 5.00%, 11/15/34	10,000	11,435

Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series C-1, MTA Bridges & Tunnels, 5.00%, 11/15/26	10,270	12,088

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, 5.00%, 12/15/39	5,000	5,717
5.00%, 12/15/41	5,000	5,691

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE, 5.00%, 12/15/41	1,000	1,104
		394,780

North Carolina – 2.6%

Charlotte COPS, Series B, 3.00%, 6/1/22	20,330	20,345

Charlotte G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/27	3,500	3,943

Charlotte Water and Sewer System Revenue Refunding Bonds, 5.00%, 7/1/36	5,475	6,389

Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS, 3.00%, 9/1/20	5,000	5,055

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

North Carolina – 2.6% – continued

North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Bonds, Wake Forest University, 4.00%, 1/1/48	$10,000	$10,201
5.00%, 1/1/48	5,000	5,647

North Carolina State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/26	1,775	2,094

North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded, 5.00%, 5/1/20 (4)	5,000	5,231

North Carolina State Public Improvement G.O. Unlimited Connect NC Bonds, Series A, 5.00%, 6/1/26	5,000	5,897
5.00%, 6/1/29	5,000	6,005

Wake County Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 3/1/22	2,300	2,522
		73,329

Ohio – 0.6%

Hamilton County Hospital Facilities Revenue Bonds, UC Health, 5.00%, 2/1/27	1,600	1,769

Northeast Regional Sewer District Revenue Refunding Bonds, 5.00%, 11/15/39	2,000	2,220

Ohio State Higher Education G.O. Unlimited Infrastructure Improvement Bonds, Series A, 4.00%, 2/1/32	2,500	2,597

Ohio State Turnpike Commission Revenue Refunding Bonds, Series A, 5.00%, 2/15/28	2,000	2,334
5.00%, 2/15/31	1,000	1,152

Ohio State University Revenue Bonds, Series A, 5.00%, 12/1/39	5,000	5,568
		15,640

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Oklahoma – 0.3%

Tulsa Public Facilities Authority Revenue Bonds, 3.00%, 6/1/27	$5,000	$5,009
3.00%, 6/1/29	3,000	2,949
		7,958

Oregon – 1.0%

Marion & Polk Counties School District No. 24J Salem-Keizer School District G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/35	5,000	5,791

Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds, Series B (School Board Guaranty Program), 5.00%, 6/15/26	5,000	5,836

Multnomah County G.O. Limited Bonds, 5.00%, 6/1/28	2,650	3,141
5.00%, 6/1/31	5,185	6,031

Oregon State Board Education G.O. Unlimited Bonds, Series A, Prerefunded, 5.00%, 8/1/20 (4)	40	42

Oregon State Board Education G.O. Unlimited Bonds, Series A, Unrefunded Balance, 5.00%, 8/1/23	4,440	4,672

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien, 5.00%, 11/15/26	1,695	2,002

Washington County G.O. Limited Bonds, 5.00%, 3/1/25	1,500	1,733
		29,248

Pennsylvania – 2.4%

Allegheny County G.O. Unlimited Bonds, Series C-77, 5.00%, 11/1/43	5,235	5,855

Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds, 5.00%, 6/1/25	1,000	1,122
5.00%, 6/1/26	1,500	1,696

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Pennsylvania – 2.4% – continued
5.00%, 6/1/27	$1,000	$1,138
5.00%, 6/1/31	2,000	2,256

Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System, 5.00%, 2/15/39	1,750	1,927

Montgomery County G.O. Unlimited Refunding Bonds, 5.00%, 3/1/22	915	1,002

Neshaminy School District G.O. Limited Bonds, Series B (State Aid Withholding), 5.00%, 11/1/34	5,000	5,527

Northampton County General Purpose Authority College Revenue Refunding Bonds, Lafayette College, 5.00%, 11/1/34	3,000	3,428

Pennsylvania State G.O. Unlimited Bonds, Series 1, 4.00%, 6/1/29	5,000	5,220
4.00%, 6/1/30	5,555	5,766
4.00%, 3/1/36	2,500	2,545

Pennsylvania State G.O. Unlimited Bonds, Series 2, 5.00%, 9/15/27	5,000	5,699

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System, 5.00%, 8/15/37	5,000	5,604

Pennsylvania State Turnpike Commission Revenue Bonds, Series A, 5.00%, 12/1/38	5,000	5,465

Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2, 5.00%, 12/1/37	11,635	12,948
		67,198

Rhode Island – 0.4%

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan, 5.00%, 10/15/27	2,630	2,885

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Rhode Island – 0.4% – continued

Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan, 5.00%, 8/1/21	$1,000	$1,078

Rhode Island State Clean Water Finance Agency Pollution Control Subordinated Revenue Refunding Bonds, Subseries A, 5.00%, 10/1/21	2,880	3,046

Rhode Island State Health & Educational Building Corp. Higher Education Facilities Revenue Refunding Bonds, Series A, Brown University, 5.00%, 9/1/29	3,525	4,170
		11,179

South Carolina – 1.1%

Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding), Prerefunded, 5.00%, 11/1/21 (4)	2,500	2,717

Charleston County G.O. Unlimited Refunding Bonds, Series D (State Aid Withholding), 4.00%, 11/1/26	5,000	5,430

Patriots Energy Group Financing Agency Revenue Bonds, Series A, 4.00%, 2/1/24 (1)(2)(3)	5,000	5,275

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	4,870	5,589

Scago Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds, 5.00%, 12/1/25	500	568

South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded, 5.50%, 1/1/19 (4)	12,000	12,109
		31,688

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Tennessee – 1.0%

Knox County G.O. Unlimited Bonds, 4.00%, 6/1/28	$1,000	$1,080

Memphis G.O. Unlimited Refunding Bonds, Series A, 5.00%, 4/1/26	3,510	4,026

Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds, Series C, 5.00%, 7/1/26	10,000	11,543

Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance, 5.00%, 7/1/24	4,600	4,822

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series A, Gas Project, 4.00%, 5/1/23 (1)(2)(3)	3,500	3,664

Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program, 3.75%, 1/1/19	435	436
4.05%, 7/1/20	445	457
4.13%, 7/1/21	1,520	1,549

Williamson County District School G.O. Unlimited Bonds, 5.00%, 4/1/25	1,000	1,159
		28,736

Texas – 8.7%

Austin Community College District G.O. Limited Bonds, 4.00%, 8/1/48	5,000	5,089

Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/22	100	109

Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A, 5.00%, 12/1/26	1,000	1,140

Frisco Improvement G.O. Limited Refunding Bonds, 5.00%, 2/15/28	5,755	6,605

Goose Creek Consolidated Independent School District G.O. Unlimited Refunding Bonds, Series B, 5.00%, 2/15/28	5,405	6,203

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Texas – 8.7% – continued

Hays Consolidated Independent School District School Building G.O. Unlimited Bonds, Series B (PSF-Gtd.), 2.70%, 8/15/23 (1)(2)(3)	$10,000	$10,114

Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/24	5,000	5,654

Houston Utility System Subordinate Revenue Refunding Bonds, Series D, First Lien, 4.00%, 11/15/48	10,000	10,066

Killeen Independent School District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/37	5,000	5,684

Little Elm Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 8/15/46	5,000	5,637

Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series (AGM Insured), Escrowed to Maturity, 4.75%, 1/1/28	6,175	6,839

Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, 5.50%, 5/15/19 (4)	5	5

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, 5.50%, 5/15/19 (4)	80	82

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded, 5.50%, 5/15/19 (4)	5	5

Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Prerefunded, 5.50%, 5/15/19 (4)	5	5

Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Unrefunded Balance, 5.50%, 5/15/33	1,905	1,944

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Texas – 8.7% – continued

North East Texas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/1/26	$10,445	$12,025

North Texas Municipal Water District Water System Revenue Refunding & Improvement Bonds, 5.00%, 9/1/35	2,000	2,260

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier, 5.00%, 1/1/25	1,800	1,980
5.00%, 1/1/35	3,000	3,546
5.00%, 1/1/38	3,000	3,350

San Antonio Electric & Gas Variable Revenue Refunding Bonds, Subseries B, 2.00%, 12/1/21 (1)(2)(3)	1,500	1,479

Sherman Independent School District School Building G.O. Unlimited Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/40	2,000	2,265

Southwest Higher Education Authority Revenue Refunding Bonds, Southern Methodist University Project, 5.00%, 10/1/26	5,250	6,121

Texas State A&M University Financing System Revenue Bonds, Series D, Prerefunded, 5.00%, 5/15/23 (4)	5,000	5,602

Texas State A&M University Financing System Taxable Revenue Refunding Bonds, Series B, 3.25%, 5/15/19	2,750	2,762

Texas State G.O. Limited Refunding Bonds, Series A, 5.00%, 8/1/27	2,000	2,300

Texas State TRANS, 4.00%, 8/29/19	100,000	101,841

Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/23	70	79

Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series F, 5.00%, 10/1/34	5,000	5,754

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Texas – 8.7% – continued

Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 10/15/37 (7)	$5,000	$5,163
10/15/43 (7)	10,000	10,207

Texas State Water Development Board State Water Implementation Fund Revenue Bonds, Series 2017A, 5.00%, 10/15/40	3,000	3,316

Texas State Water Development Board State Water Implementation Revenue Bonds, 5.00%, 10/15/46	5,000	5,570

University of Texas Permanent University Fund Revenue Refunding Bonds, Series B, 5.00%, 7/1/25	2,000	2,287

University of Texas Revenue Refunding Bonds, Series I, 5.00%, 8/15/22	750	828
		243,916

Utah – 0.8%

Provo G.O. Unlimited Refunding Bonds, 5.00%, 1/1/26	1,000	1,164

Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/1/26	1,500	1,709

Utah State G.O. Unlimited Bonds, 5.00%, 7/1/24	10,285	11,778

Utah State G.O. Unlimited Bonds, Prerefunded, 5.00%, 7/1/22 (4)	5,000	5,510

Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, 5.00%, 6/15/38	2,000	2,232
		22,393

Vermont – 0.1%

Vermont State G.O. Unlimited Bonds, Series B, 5.00%, 8/15/22	1,425	1,578

Virginia – 1.7%

Arlington County G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 8/15/26	1,500	1,770

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Virginia – 1.7% continued

Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A, 5.00%, 7/1/27	$3,465	$3,932

Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, Senior Lien, 5.00%, 7/1/48	3,700	4,198

Henrico Water & Sewer System Revenue Bonds, 4.00%, 5/1/46	10,000	10,224

Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/22	1,360	1,481

Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 5.00%, 10/1/24	1,500	1,662

Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds, 5.00%, 7/1/28	5,000	5,751

Upper Occoquan Sewage Authority Regional Sewerage Revenue Refunding Bonds, Series B, 4.00%, 7/1/48	6,165	6,449

Virginia Beach G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 3/1/25	1,335	1,543

Virginia State Commonwealth Transportation Board Revenue Refunding Bonds, Series A, 5.00%, 5/15/27	3,000	3,540

Virginia State G.O. Unlimited Bonds, Series A, 5.00%, 6/1/19	1,000	1,020

Virginia State Public School Authority Special Obligation Prince William County Revenue Bonds (State Aid Withholding), 5.00%, 3/1/30	5,365	6,365

Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds, 5.50%, 10/1/22	1,000	1,128
		49,063

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Washington – 1.2%

Benton & Klickitat Counties Prosser Consolidated School District No. 116-219 G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/28	$2,100	$2,453

King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/36	6,000	6,892

Seattle Drainage & Wastewater Revenue Refunding Bonds, 4.00%, 7/1/35	5,000	5,206

Seattle Municipal Light and Power Improvement Revenue Refunding & Improvement Bonds, Series A, Prerefunded, 5.00%, 2/1/21 (4)	1,670	1,781

Washington State G.O. Unlimited Refunding Bonds, Series R-2013A, 4.00%, 7/1/28	5,000	5,243

Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 5.25%, 10/1/39	4,000	4,155

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E, 5.00%, 2/1/38	3,000	3,300

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series 201, 5.00%, 7/1/24	2,925	3,141

Washington State Various Purpose G.O. Unlimited Bonds, Series 2010E, Prerefunded, 4.00%, 2/1/20 (4)	1,395	1,432
		33,603

Wisconsin – 1.2%

PMA Levy & Aid Anticipation Notes Program Note Participations Revenue Notes, Series A, 2.00%, 10/19/18	7,805	7,806

Wisconsin State G.O. Unlimited Refunding Bonds, Series 4, 5.00%, 5/1/26	10,350	11,845

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.6% – continued

Wisconsin – 1.2% – continued

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Advocate Aurora Health Care, 4.00%, 8/15/37	$2,065	$2,087

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University, 5.00%, 10/1/28	670	759

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group, 4.00%, 11/15/34	5,000	5,135
4.00%, 11/15/36	3,000	3,061

Wisconsin State Transportation Revenue Refunding Bonds, Series 1, 4.50%, 7/1/33	2,610	2,762
		33,455
Total Municipal Bonds
(Cost $2,304,355)		2,291,532

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 12.4%

Northern Institutional Funds – Municipal Portfolio (Shares), 1.38% (8)(9)	125,000,000	$125,000

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (8)(9)	223,295,571	223,296
Total Investment Companies
(Cost $348,296)		348,296

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 4.4%

Baltimore County Metropolitan District G.O. Unlimited Notes, 4.00%, 3/18/19	$10,000	$10,106

California State Educational Facilities Authority Variable Revenue Bonds, Series B, California Institute of Technology, 1.22%, 10/8/18 (1)(3)(10)	650	650

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 4.4% – continued

California State Floating G.O. Unlimited Bonds, Series A-2 (Bank of Montreal LOC), 1.10%, 10/1/18 (1)(3)(10)	$6,900	$6,900

Colorado State General Fund Revenue TRANS, 4.00%, 6/26/19	5,000	5,077

Cumberland County G.O. Unlimited TANS, 2.00%, 11/8/18	5,000	5,001

Greenville County School District G.O. Limited Notes, Series C (SCSDE Insured), 5.00%, 6/1/19	25,000	25,487

Idaho State G.O. Unlimited TANS, 4.00%, 6/28/19	50,000	50,783

Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series Y, Harvard University Issue, 1.49%, 10/8/18 (1)(3)(10)	10,000	10,000

New York City Adjustable G.O. Unlimited Bonds, Subseries A-4, Fiscal 2017 (Citibank LOC), 1.58%, 10/8/18 (1)(3)(10)	2,000	2,000

University of North Carolina Chapel Hill Variable Revenue Bonds, Series C, 1.48%, 10/8/18 (1)(3)(10)	7,915	7,915
Total Short-Term Investments
(Cost $124,033)		123,919

Total Investments – 98.4%
(Cost $2,776,684)		2,763,747

Other Assets less Liabilities – 1.6%		46,005
NET ASSETS – 100.0%		$2,809,752

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Step coupon bond. Rate as of September 30, 2018 is disclosed.
(6)	Zero coupon bond.
(7)	When-Issued Security. Coupon rate was not in effect at September 30, 2018.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2018 is disclosed.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

(10)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

Percentages shown are based on Net Assets.

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	18.4%
AA	46.6
A	12.6
A1+ (Short Term)	6.8
A1 (Short Term)	1.6
BBB	0.3
Not Rated	1.1
Cash Equivalents	12.6

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.1%
Financials	12.6
General	19.2
General Obligation	24.6
Higher Education	5.8
School District	5.9
Transportation	7.1
Water	9.7
All other sector less than 5%	10.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$2,291,532	$–	$2,291,532
Investment Companies	348,296	–	–	348,296
Short-Term Investments	–	123,919	–	123,919
Total Investments	$348,296	$2,415,451	$–	$2,763,747

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal Corporation

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

BANS – Bond Anticipation Notes

BHAC – Berkshire Hathaway Assurance Corporation

CABS – Capital Appreciation Bonds

COPS – Certificates of Participation

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LIBOR - London Interbank Offered Rate

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina School District Enhancement

SIFMA - Securities Industry and Financial Market Association

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3%

Alaska – 0.2%

Anchorage G.O. Unlimited Bonds, Series A, 5.00%, 9/1/23	$1,240	$1,394

Arizona – 0.8%

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area, 5.00%, 7/1/24	3,900	4,450

Maricopa County Unified School District No. 4 Mesa G.O. Limited Refunding Bonds, 4.00%, 7/1/19	2,000	2,032

Scottsdale G.O. Limited Refunding Bonds, 3.00%, 7/1/22	450	464
		6,946

California – 3.5%

Bay Area Toll Bridge Authority Revenue Refunding Bonds, 2.00%, 4/1/24 (1)(2)(3)	4,000	3,900

California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Escrowed to Maturity, 5.00%, 12/1/21	90	98

California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System, 5.00%, 10/18/22 (1)(2)(3)	2,500	2,776

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/18	10,000	10,000

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 10/1/25	5,900	6,912

Los Angeles Department of Water & Power System Revenue Bonds, Series A, 5.00%, 7/1/19	5,000	5,123

Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A, 2.50%, 7/1/25	820	834
		29,643

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

Colorado – 2.9%

Adams Co. 12 Five Star Schools G.O. Unlimited Refunding Bonds, Series B (State Intercept Program), 5.00%, 12/15/19	$1,625	$1,684

Colorado Springs Utilities Revenue Refunding, Series A-1, 5.00%, 11/15/23	2,300	2,602

Colorado State COPS ,Series A, 5.00%, 12/15/22	3,800	4,209

Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel, 5.00%, 11/20/25 (1)(2)(3)	3,000	3,438

Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded, 6.00%, 9/1/19 (4)	5,000	5,183

Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding), 5.50%, 12/1/23	4,420	5,098

Larimer County School District No. R-1 Poudre G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 12/15/23	2,500	2,832
		25,046

Connecticut – 3.1%

Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion, 5.00%, 10/15/20	8,000	8,413

Connecticut State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 4/15/25	8,250	9,181

Connecticut State G.O. Unlimited Refunding Bonds, Series F, 5.00%, 9/15/23	2,000	2,200

Connecticut State G.O. Unlimited Refunding Bonds, Series G, 5.00%, 11/1/20	3,500	3,684

Connecticut State G.O. Unlimited Refunding Bonds, Series H, 5.00%, 11/15/20	2,500	2,633
		26,111

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

Delaware – 0.4%

New Castle County G.O. Unlimited Refunding Bonds, 5.00%, 10/1/18	$3,445	$3,445

District of Columbia – 0.3%

District of Columbia G.O. Unlimited Bonds, Series D, 5.00%, 6/1/24	2,000	2,282

Florida – 0.7%

JEA Electric System Revenue Refunding Bonds, Series A-Three, 5.00%, 10/1/19	1,275	1,314

Miami-Dade County G.O. Unlimited Bonds, Public Health Trust Program, 5.00%, 7/1/25	3,310	3,834

Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds, 5.00%, 10/1/21	1,000	1,082
		6,230

Georgia – 2.7%

Atlanta & Fulton County Recreation Authority Revenue Refunding & Park Improvement Bonds, Series A, 5.00%, 12/1/19	380	393

Forsyth County G.O. Unlimited Bonds, 5.00%, 2/1/19	1,000	1,011

Fulton County Facilities Corp. COPS, Public Purpose Project, 5.00%, 11/1/18	2,505	2,511

Georgia State G.O. Unlimited Bonds, Series A-1, 5.00%, 2/1/24	5,000	5,687

Georgia State G.O. Unlimited Refunding Bonds, Series C-1, 4.00%, 1/1/25	2,165	2,374

Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 8/1/19	5,270	5,404

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/1/23 (1)(2)(3)	3,400	3,576

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

Georgia – 2.7% – continued

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, 4.00%, 7/1/24	$2,000	$2,176
		23,132

Hawaii – 0.6%

Hawaii State G.O. Unlimited Refunding Bonds, Series EF, 5.00%, 11/1/21	5,000	5,433

Illinois – 3.4%

Champaign Coles Et al. Counties Community College District No. 505 G.O. Unlimited Refunding Bonds, Series B, Parkland College, 5.00%, 12/1/24	1,315	1,485

Chicago Transit Authority Capital Grant Receipts Revenue Refunding Bonds, State of Good Repair, 4.00%, 6/1/19	2,500	2,528

Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source, 5.00%, 6/1/22	1,150	1,259

Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 12/1/20 (4)	500	531

DuPage County Community High School District No. 108 G.O. Unlimited Refunding Bonds, 4.00%, 1/1/19	1,000	1,005

Illinois State Finance Authority Clean Water Initiative Revenue Bonds, 5.00%, 7/1/19	5,440	5,562

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A, 5.00%, 12/1/19	3,500	3,617

Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series B, 5.00%, 12/1/18	1,000	1,005

Peoria Variable G.O. Unlimited Refunding Bonds, Series A, 1.90%, 10/8/18 (1)(3)(5)	4,950	4,950

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

Illinois – 3.4% – continued

Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured), 5.00%, 2/1/21	$6,260	$6,600
		28,542

Indiana – 0.9%

Crown Point Multi-School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program), 5.00%, 7/15/24	1,025	1,162

Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group, 2.95%, 10/1/22	1,750	1,779

Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A, 5.00%, 1/1/21	1,490	1,588

Rockport PCR Revenue Refunding Bonds, Series A, Indiana Michigan Power Co. Project, 3.05%, 6/1/25	3,000	2,988
		7,517

Kansas – 0.4%

Johnson County Internal Improvement G.O. Unlimited Bonds, Series A, 5.00%, 9/1/21	835	903

Johnson County Unified School District No. 233 G.O. Unlimited Bonds, Series A, 5.00%, 9/1/24	1,000	1,144

Wichita G.O. Unlimited Temporary Notes, Series 286, 1.10%, 10/13/18	1,250	1,250
		3,297

Kentucky – 1.2%

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/1/25 (1)(2)(3)	5,000	5,274

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

Kentucky – 1.2% – continued

Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-1, 3.00%, 11/1/18	$1,000	$1,001
2.25%, 3/1/20	4,000	3,999
		10,274

Louisiana – 1.0%

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured), 5.00%, 10/1/25	2,495	2,841

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Delta Campus Facilities Corp. Project (BAM Insured), 5.00%, 10/1/25	2,525	2,876

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project, 5.00%, 10/1/24	1,200	1,342

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project (BAM Insured), 5.00%, 10/1/25	1,150	1,310
		8,369

Maryland – 9.6%

Anne Arundel County G.O. Limited Refunding Bonds, 5.00%, 10/1/25	2,805	3,262

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 8/1/19	5,000	5,127

Baltimore County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, 5.00%, 8/1/22	4,410	4,871

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

Maryland – 9.6% – continued

Baltimore County G.O. Unlimited Bonds, 5.00%, 3/1/25	$3,555	$4,108

Baltimore County Metropolitan District 77th Issue G.O. Unlimited Bonds, 5.00%, 8/1/23	1,395	1,572

Baltimore County Public Improvement G.O. Unlimited Bonds, 5.00%, 2/1/19	5,000	5,052

Baltimore Wastewater Project Revenue Bonds, Series C, 5.00%, 7/1/21	1,330	1,433

Baltimore Water Project Revenue Bonds, Series A, 5.00%, 7/1/20	1,000	1,051

Charles County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 10/1/21	2,035	2,209

Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Escrowed to Maturity, 4.00%, 8/1/20	235	243

Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Unrefunded Balance, 4.00%, 8/1/20	4,985	5,164

Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/15/19	3,735	3,778

Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, 5.00%, 2/1/20	5,000	5,196

Maryland State G.O. Unlimited Bonds, Second Series A, Local Facilities Loan, 5.00%, 8/1/20	2,860	3,013

Maryland State G.O. Unlimited Bonds, Second Series B, Prerefunded, 5.00%, 8/1/22 (4)	3,000	3,310

Maryland State G.O. Unlimited Bonds, Second Series B, State & Local Facilities Loan, 2.50%, 8/1/24	2,200	2,214

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

Maryland – 9.6% – continued

Maryland State G.O. Unlimited Bonds, Series A, 5.00%, 3/15/23	$5,000	$5,591

Maryland State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/24	8,820	10,092

Montgomery County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 6/1/23	3,860	4,337

Prince George’s County Consolidated Public Improvement G.O. Limited Bonds, Series A, 5.00%, 7/15/25	1,975	2,295

Washington Suburban Sanitary District G.O. Unlimited Refunding Bonds, 5.00%, 6/1/24	5,000	5,710
5.00%, 6/1/25	1,500	1,740
		81,368

Massachusetts – 0.7%

Massachusetts State G.O. Limited Bonds, Series B, Consolidated Loan, Green Bonds, 5.00%, 4/1/25	3,950	4,559

Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.00%, 8/1/19	1,000	1,026

Massachusetts Water Resources Authority Revenue Bonds, Series J (AGM Insured), Prerefunded, Escrowed to Maturity, 5.50%, 8/1/20	80	85
		5,670

Michigan – 3.1%

Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/20	800	836

Michigan Finance Authority State Aid Revenue Notes, Series A-1 (State Aid Withholding), 4.00%, 8/20/19	12,550	12,761

Michigan State Finance Authority Clean Water State Revolving Fund Revenue Refunding Bonds, 5.00%, 10/1/20	2,805	2,970

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

Michigan – 3.1% – continued

Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group, 4.00%, 7/1/24 (1)(2)(3)	$5,000	$5,363

Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds, 5.00%, 10/1/19	1,635	1,684

Thornapple Kellogg School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/19	325	331

Utica Community Schools Building & Site G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/19	1,340	1,363

Western Michigan University General Revenue Refunding Bonds, 5.00%, 11/15/19	850	878
		26,186

Minnesota – 3.3%

Edina Independent School District No. 273 School Building G.O. Unlimited Refunding Bonds, Series B (School District Credit Program), 5.00%, 2/1/20	1,960	2,037

Hastings Independent School District No. 200 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 5.00%, 2/1/21	1,550	1,652

Hennepin County Sales Tax Revenue Refunding Bonds, Series A, First Lien, Ballpark Project, 5.00%, 12/15/26	1,500	1,697

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/25	5,000	5,811

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, 5.00%, 10/1/21	2,030	2,202

Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F, 5.00%, 10/1/19	10,075	10,382

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

Minnesota – 3.3% – continued

Park Rapids Independent School District No. 309 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 5.00%, 2/1/20	$1,410	$1,465

Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/1/19	1,475	1,490

Washington County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/1/24	1,355	1,538
		28,274

Missouri – 0.8%

Columbia School District G.O. Unlimited Refunding Bonds, 5.00%, 3/1/26	3,025	3,478

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series A, 5.00%, 5/1/24	1,040	1,188

Springfield School District No. R-12 Direct Deposit G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program), 5.00%, 3/1/24	2,260	2,557
		7,223

Nebraska – 1.2%

Lancaster County School District No.1 G.O. Limited Refunding Bonds, 5.00%, 1/15/25	3,935	4,531

Omaha Public Power District Electric System Revenue Refunding Bonds, Series B, 5.00%, 2/1/19	2,000	2,021

University of Nebraska Facilities Corp. Revenue Bonds, 5.00%, 7/15/24	2,925	3,347
		9,899

Nevada – 0.2%

Washoe County School District G.O. Limited Tax Refunding Bonds, Series A, 4.00%, 6/1/19	1,825	1,849

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

New Jersey – 1.9%

Essex County Improvement Authority Revenue Refunding Bonds (County Gtd.), 2.00%, 12/15/23	$5,385	$5,262

New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue Refunding Bonds, 5.00%, 6/15/24	2,000	2,204

Parsippany-Troy Hills Township G.O. Unlimited Bonds, Series ABCD, 2.50%, 9/15/24	3,965	3,941

Union County G.O. Unlimited Bonds, Escrowed to Maturity, 3.00%, 3/1/19	80	80

Union County G.O. Unlimited Bonds, Series B, Escrowed to Maturity, 3.00%, 3/1/20	55	56

Union County G.O. Unlimited Bonds, Series B, Unrefunded Balance, 3.00%, 3/1/20	147	149

Union County G.O. Unlimited Bonds, Unrefunded Balance, 3.00%, 3/1/19	4,235	4,254
		15,946

New Mexico – 0.5%

Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B, 5.00%, 7/1/21	1,675	1,805

New Mexico State University Revenue Refunding & Improvement Bonds, Series B, Escrowed to Maturity, 5.00%, 4/1/19	1,285	1,305

New Mexico State University Revenue Refunding & Improvement Bonds, Series B, Unrefunded Balance, 5.00%, 4/1/19	1,425	1,446
		4,556

New York – 6.4%

Metropolitan Transportation Authority Revenue BANS, Series B-1C, 5.00%, 5/15/20	5,700	5,964

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

New York – 6.4% – continued

Metropolitan Transportation Authority Revenue Refunding Bonds, Series C-1, Green Bonds, 5.00%, 11/15/24	$6,000	$6,806

Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Climate Bond Certified, Green Bonds, 5.00%, 11/15/24	3,175	3,601

New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Refunding Bonds, 5.00%, 6/15/24	8,980	10,310

New York City Transitional Finance Authority Multi-Modal Revenue Bonds, Series A-1, 5.00%, 8/1/24	2,500	2,850

New York G.O. Unlimited Refunding Bonds, Series A, Fiscal 2019, 5.00%, 8/1/22	14,700	16,187
5.00%, 8/1/24	4,055	4,616

New York State Thruway Authority Personal Income Tax Revenue Refunding Transportation Bonds, Series A, 5.00%, 3/15/23	3,585	3,874
		54,208

North Carolina – 1.5%

Guilford County G.O. Unlimited Refunding Bonds, 5.00%, 3/1/24	3,435	3,912

Mecklenburg County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/1/19	3,410	3,505

North Carolina State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/23	2,000	2,251

North Carolina State Turnpike Authority Revenue Bonds, Series A (AGC Insured), Prerefunded, 5.75%, 1/1/19 (4)	3,000	3,029
		12,697

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

Ohio – 3.3%

American Municipal Power-Ohio, Inc. Revenue Bonds, Series A, Build America Bonds, Combined Hydroelectric Projects, 2.25%, 8/15/21 (1)(2)(3)	$1,000	$989

Butler County Hospital Facilities Revenue Refunding Bonds, UC Health, 5.00%, 11/15/24	1,500	1,692
5.00%, 11/15/25	3,080	3,506

Columbus G.O. Unlimited Refunding Bonds, Series 1, 5.00%, 7/1/19	5,000	5,116

Columbus Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/15/19	2,550	2,618

Cuyahoga County Sales Tax Revenue Refunding Bonds, 5.00%, 12/1/21	1,115	1,211

Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program), 5.00%, 11/1/20	750	793

Ohio State Fresh Water Development Authority Revenue Bonds, Series A, 5.00%, 6/1/19	2,000	2,041

Ohio State G.O. Unlimited Refunding Bonds, Series U, 5.00%, 5/1/24	2,135	2,429

Ohio State Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 6/15/26	3,500	3,914

Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System, 5.00%, 1/1/25	1,000	1,143

Ohio State Infrastructure Improvement G.O. Unlimited Bonds, Series C, 5.00%, 3/1/24	2,000	2,269
		27,721

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

Oklahoma – 0.4%

Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School, 5.00%, 10/1/25	$1,000	$1,137

Oklahoma State Turnpike Authority Second Senior Revenue Refunding Bonds, Series D, 5.00%, 1/1/24	1,000	1,133

Tulsa County Industrial Authority Capital Improvements Revenue Bonds, 4.00%, 12/1/18	1,270	1,274
		3,544

Oregon – 2.0%

Clackamas County G.O. Unlimited Bonds, Series B, 5.00%, 6/1/25	1,425	1,651

Deschutes County Administrative School District No. 1 G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/26	2,935	3,437

Greater Albany School District No. 8J G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/25	1,625	1,879

Marion & Polk Counties School District No. 24J Salem-Keizer School District G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/25	1,000	1,159

Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds, Series B (School Board Guaranty Program), 5.00%, 6/15/24	3,915	4,448

Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series C, 5.00%, 4/1/22	2,000	2,193

Oregon State G.O. Unlimited Bonds, Series L, 5.00%, 11/1/21	905	983

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

Oregon – 2.0% – continued

Portland G.O. Unlimited Bonds, Series A, Public Safety Project, 5.00%, 6/15/22	$1,165	$1,284
		17,034

Pennsylvania – 0.4%

Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds, 5.00%, 6/1/23	1,750	1,925

Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding), 3.00%, 10/15/18	300	300

Pennsylvania State G.O. Unlimited Bonds, Series 1, 4.00%, 6/1/29	1,000	1,044
		3,269

South Carolina – 2.2%

Aiken County Consolidated School District G.O. Unlimited Bonds, Series B (SCSDE Insured), 5.00%, 4/1/20	3,530	3,684

Beaufort County School District G.O. Unlimited Bonds, Series B (SCSDE Insured), 5.00%, 3/1/20	4,175	4,347

Clover School District No. 2 G.O. Unlimited Refunding Bonds (SCSDE Insured), 5.00%, 3/1/22	1,820	1,989

Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured), 5.00%, 3/1/19	2,120	2,147

Patriots Energy Group Financing Agency Revenue Bonds, Series A, 4.00%, 2/1/24 (1)(2)(3)	5,000	5,275

York County School District No. 1 G.O. Unlimited Bonds, Series A (SCSDE Insured), Prerefunded, 5.25%, 3/1/19 (4)	1,330	1,349
		18,791

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

Tennessee – 1.2%

Metropolitan Government of Nashville & Davidson County, G.O. Unlimited Refunding Bonds, 5.00%, 7/1/26	$6,055	$6,757

Rutherford County G.O. Unlimited Bonds, 5.00%, 4/1/25	2,850	3,284
		10,041

Texas – 8.3%

Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series A, 5.00%, 10/1/22	1,125	1,240

Garland G.O. Limited Refunding Bonds, 5.00%, 2/15/20	2,390	2,486

Houston G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/24	2,000	2,260

Houston Independent School District G.O. Limited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/24	3,800	4,297

Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/23	800	890

Mckinney Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/25	1,800	2,065

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier, 5.00%, 1/1/22	3,690	4,003

Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), 2.13%, 8/1/20 (1)(2)(3)	2,190	2,190

Northwest Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), 4.00%, 2/15/26	1,255	1,331

Plano Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/23	5,000	5,565

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

Texas – 8.3% – continued

San Antonio Electric & Gas Variable Revenue Refunding Bonds, Subseries B, 2.00%, 12/1/21 (1)(2)(3)	$2,000	$1,972

Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/18	3,620	3,620

Texas State TRANS, 4.00%, 8/29/19	31,000	31,571

Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier, 5.00%, 4/1/25	2,500	2,836

Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4/15/23 (6)	3,510	3,920

West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A, 5.00%, 12/15/21	500	545
		70,791

Utah – 1.2%

Box Elder County School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 7/15/23	1,000	1,124

Granite School District Salt Lake County G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program), 5.00%, 6/1/25	1,400	1,622

Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Prerefunded, 5.00%, 10/1/19 (4)	425	438

Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Unrefunded Balance, 5.00%, 10/1/27	45	46
5.00%, 10/1/28	30	31

Nebo School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program), 4.00%, 7/1/23	2,265	2,443

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

Utah – 1.2% – continued

Utah County Hospital Revenue IHC Health Services Inc. Revenue Bonds, Series B, 5.00%, 8/1/24 (1)(2)(3)	$4,000	$4,473
		10,177

Virginia – 4.6%

Arlington County G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 8/15/24	1,570	1,800

Arlington County G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 2/15/19	305	308

Fairfax County Industrial Development Authority Health Care Revenue Refunding Bonds, Series B, Inova Health System, 5.00%, 5/15/23 (1)(2)(3)	10,000	11,126

Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), 5.00%, 10/1/25	5,000	5,728

Norfolk G.O. Unlimited Refunding Bonds, Series B, 5.00%, 10/1/25	1,275	1,479

Portsmouth G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 5.00%, 7/15/24	1,000	1,141

Virginia State College Building Authority Educational Facilities Public Higher Education Revenue Refunding Bonds, Series B (State Intercept Program), 5.00%, 9/1/23	4,290	4,831

Virginia State College Building Authority Educational Facilities Revenue Bonds, Series D, 21st Century College (State Intercept Program), 5.00%, 2/1/23	1,285	1,432

Virginia State Public School Authority School Financing Revenue Bonds, Series C (State Aid Withholding), 5.00%, 8/1/21	1,260	1,361

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

Virginia – 4.6% – continued

Virginia State Public School Authority School Financing Revenue Refunding Bonds, Series C (State Aid Withholding), 5.00%, 8/1/19	$10,000	$10,249
		39,455

Washington – 1.3%

King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 12/1/18	2,500	2,509

King County School District No. 415 Kent G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/19	2,875	2,975

Pierce County School District No. 83 University Place G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 12/1/26	3,205	3,648

Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/21	750	816

Snohomish County School District No. 332 Granite Falls G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program), 4.00%, 12/1/19	1,000	1,023
		10,971

West Virginia – 0.1%

West Virginia State G.O. Unlimited Bonds, Series A, 5.00%, 12/1/19	725	750

Wisconsin – 2.0%

Central Brown County Water Authority System Revenue Refunding Bonds, Series A, 5.00%, 11/1/20	200	212

PMA Levy & Aid Anticipation Notes Program Note Participations Revenue Notes, Series A, 9/20/19 (6)	4,000	4,037

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 78.3% – continued

Wisconsin – 2.0% – continued

Wisconsin State G.O. Unlimited Bonds, Series A, 5.00%, 5/1/25	$6,125	$7,093

Wisconsin State Transportation Revenue Refunding Bonds, Series 1, 5.00%, 7/1/24	5,000	5,717
		17,059
Total Municipal Bonds
(Cost $670,074)		665,140

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 6.5%

Northern Institutional Funds – Municipal Portfolio (Shares), 1.38% (7)(8)	25,000,000	$25,000

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (7)(8)	30,130,586	30,131
Total Investment Companies
(Cost $55,131)		55,131

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 15.9%

Baltimore County Metropolitan District G.O. Unlimited Notes, 4.00%, 3/18/19	$5,350	$5,407

Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, 5.00%, 6/1/19	2,875	2,930

Colorado State Educational Loan Program TRANS, Series A, 4.00%, 6/27/19	15,000	15,231

Colorado State Educational Loan Program TRANS, Series A, 5.00%, 6/27/19	8,800	9,000

Colorado State General Fund Revenue TRANS, 4.00%, 6/26/19	10,100	10,255

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series 2013 A, Yale University, 1.00%, 7/1/19 (1)(2)(3)	1,175	1,166

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 15.9% – continued

Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF-Gtd.), 1.35%, 8/1/19 (1)(2)(3)	$2,000	$1,988

Eagle Mountain & Saginaw Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), 2.00%, 8/1/19 (1)(2)(3)	2,500	2,498

Houston Independent Schoolhouse District G.O. Limited Bonds, Series A-2 (PSF-Gtd.), 3.00%, 6/1/19 (1)(2)(3)	2,250	2,263

Idaho State G.O. Unlimited TANS, 4.00%, 6/28/19	30,000	30,470

Massachusetts State G.O. Limited RANS, Series A, 4.00%, 4/25/19	5,000	5,062

Massachusetts State G.O. Limited RANS, Series B, 4.00%, 5/23/19	20,875	21,159

Portland G.O. Limited TANS, 4.00%, 6/26/19	15,000	15,231

Spartanburg County School District No. 6 G.O. Unlimited Bonds (SCSDE Insured), 5.00%, 4/1/19	1,905	1,934

University of Texas Permanent University Fund Revenue Refunding Bonds, Series A, 5.00%, 7/1/19	2,805	2,867

Virginia State Commonwealth Transportation Board Revenue Refunding Bonds, Northern Virginia Transportation District Program, 5.00%, 5/15/19	7,375	7,513
Total Short-Term Investments
(Cost $135,213)		134,974

Total Investments – 100.7%
(Cost $860,418)		855,245

Liabilities less Other Assets – (0.7%)		(6,015)
NET ASSETS – 100.0%		$849,230

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(6)	When-Issued Security. Coupon rate was not in effect at September 30, 2018.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	23.2%
AA	39.0
A	10.8
A1+ (Short Term)	12.6
A1 (Short Term)	7.4
BBB	0.3
Not Rated	0.3
Cash Equivalents	6.4

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Education	5.7%
Financials	6.4
General	13.3
General Obligation	40.8
School District	15.0
Transportation	5.2
All other sectors less than 5%	13.6

Total	100.0%

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$665,140	$–	$665,140
Investment Companies	55,131	–	–	55,131
Short Term Investments	–	134,974	–	134,974
Total Investments	$55,131	$800,114	$–	$855,245

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal Corporation

BAM – Build America Mutual

BANS – Bond Anticipation Notes

COPS – Certificates of Participation

GAAP – Generally Accepted Accounting Principles

G.O. – General Obligation

Gtd. – Guaranteed

LCTCS – Louisiana Community and Technical College System

NATL – National Public Finance Guarantee Corporation

PCR – Pollution Control Revenue

PFA – Public Finance Authority

PSF – Permanent School Fund

Q-SBLF – Qualified School Bond Loan Fund

RANS – Revenue Anticipation Notes

SCSDE – South Carolina State Department of Education

TANS – Tax Anticipation Notes

TRANS – Tax Revenue Anticipation Notes

TRB – Tax Revenue Bonds

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0%

Alabama – 0.7%

Auburn University General Fee Revenue Bonds, Series A, 5.00%, 6/1/48	$5,000	$5,650

Birmingham Convertible G.O. Unlimited CABS, Series A, 5.00%, 3/1/27 (1)	1,000	1,103

Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A, 4.00%, 6/1/21 (2)(3)(4)	1,335	1,384
		8,137

Arizona – 0.8%

Arizona Board of Regents State University System Revenue Refunding Bonds, Series B, 5.00%, 7/1/42	1,365	1,540

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/39	5,000	5,541

Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured), 5.00%, 6/1/44	2,000	2,153
		9,234

California – 10.0%

Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.00%, 4/1/19 (5)	5,000	5,081

Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A, 2.95%, 4/1/26 (2)(3)(4)	2,500	2,551

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	75	75

California State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/26	700	829
5.25%, 8/1/31	5,000	5,804
6.25%, 11/1/34	2,830	2,961

California State Taxable G.O. Unlimited Refunding Bonds, 4.50%, 4/1/33	10,000	10,396

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/39	5,000	5,571

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

California – 10.0% – continued
5.25%, 10/1/39	$5,000	$5,736

California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, L.L.C., 5.00%, 5/15/32	1,000	1,116

Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election of 2006, (Step to 6.00% on 5/1/19), 1.78%, 5/1/34 (1)	2,500	2,887

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/29 4,350		4,985
5.00%, 8/1/31	14,690	16,722

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT), 5.00%, 5/15/34	3,000	3,423

Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A, 5.00%, 7/1/31	1,445	1,642

Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A, 5.00%, 7/1/39	2,070	2,380

Los Angeles Unified School District G.O. Unlimited Bonds, Series F, 5.00%, 1/1/34	1,000	1,022

Modesto Irrigation District Capital Improvements COPS, Series A, 5.75%, 10/1/29	7,020	7,149

Newport Mesa Unified School District G.O. Unlimited Refunding CABS Bonds, 0.00%, 8/1/41 (6)	2,000	803

Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 8/1/28	1,000	1,159

Palomar Community College District Convertible G.O. Unlimited CABS, (Step to 6.38% on 8/1/30), 0.80%, 8/1/45 (1)	3,500	2,703

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

California – 10.0% – continued

Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT), 5.00%, 7/1/35	$3,000	$3,409

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,280	1,344

San Diego Unified School District Convertible G.O. Unlimited Refunding CABS, Series R-2, (Step to 6.63% on 7/1/30), 0.78%, 7/1/40 (1)	5,000	4,016
(Step to 6.63% on 7/1/30), 0.76%, 7/1/41 (1)	4,050	3,247

San Diego Unified School District G.O. Unlimited Refunding CABS, Series K-2, 0.00%, 7/1/38 (6)	4,200	1,925

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/1/42	1,500	1,656

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series B, 5.00%, 5/1/47	1,000	1,116

San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	5,000	5,095

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded, 6.00%, 7/1/21 (5)	1,100	1,222

Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012, (Step to 5.13% on 8/1/23), 1.44%, 8/1/41 (1)	3,200	2,830
		110,855

Colorado – 5.2%

Adams County School District No. 1 G.O. Unlimited Bonds, Mapleton Public Schools (State Aid Withholding), 5.25%, 12/1/40	5,000	5,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Colorado – 5.2% – continued

Colorado Springs Utilities Revenue Bonds, Series A-4, 5.00%, 11/15/48	$1,000	$1,135

Colorado State COPS ,Series A, 4.00%, 12/15/37	10,000	10,159

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project, 5.00%, 3/1/40	2,500	2,777

Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B, 5.00%, 12/1/42	3,400	3,786

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/29	3,000	3,105
5.25%, 11/15/36	5,000	5,168

Denver City & County Board of Water Commissioners Water Revenue Bonds, Series A, Green Bonds, 5.00%, 9/15/47	2,045	2,321

Denver City & County Dedicated Tax Revenue CABS, Series A-2, 0.00%, 8/1/37 (6)	2,750	1,260
0.00%, 8/1/39 (6)	2,805	1,169

Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A, 5.00%, 8/1/42	1,500	1,669

Denver City & County Dedicated TRB, Series A-1, 5.00%, 8/1/48	5,000	5,542

El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding), 5.25%, 9/15/38	5,000	5,682

University of Colorado Enterprise Revenue Bonds, Series B, 6/1/48 (7)	5,175	5,841

University of Colorado Enterprise Revenue Refunding Bonds, Series A-2, 4.00%, 6/1/43	1,750	1,797
		57,111

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Connecticut – 0.7%

Connecticut State G.O. Unlimited Bonds, 4.00%, 8/1/33	$1,000	$1,018

Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure, 5.00%, 8/1/34	3,000	3,262

University of Connecticut Revenue Bonds, Series A, 5.25%, 11/15/47	3,000	3,346
		7,626

District of Columbia – 3.2%

District of Columbia G.O. Unlimited Bonds, Series A, 5.00%, 6/1/38	1,000	1,116

District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured), Prerefunded, 5.50%, 10/1/18 (5)	1,010	1,010

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded, 5.50%, 10/1/18 (5)	20,000	20,000

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, Subordinate Lien, 5.00%, 10/1/36	5,000	5,600

District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds, 5.00%, 10/1/45	2,500	2,769

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/43	4,000	4,445
		34,940

Florida – 9.6%

Broward County Airport System Revenue Bonds (AMT), 5.00%, 10/1/42	2,500	2,747

Broward County Airport System Revenue Bonds, Series C, 5.25%, 10/1/43	5,000	5,528

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Florida – 9.6% – continued

Broward County Airport System Revenue Refunding Bonds, Series O, 5.38%, 10/1/29	$510	$526

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	1,235	1,325
5.00%, 9/1/25	1,000	1,072

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,673

Davie Educational Facilities Revenue Refunding Bonds, Nova SouthEastern University Project, 5.00%, 4/1/48	2,000	2,162

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, Prerefunded, 6.25%, 10/1/19 (5)	3,000	3,127

Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation, 4.50%, 7/1/43	3,000	3,129

Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Prerefunded, 5.63%, 11/15/19 (5)	15	16

Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Unrefunded Balance, 5.63%, 11/15/37	4,985	5,164

Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport, 5.00%, 10/1/44	2,500	2,703

JEA Electric System Revenue Refunding Bonds, Series B, 5.00%, 10/1/30	2,250	2,608

JEA Water & Sewer Revenue Refunding Bonds, Series A, 4.00%, 10/1/34	1,330	1,392

Miami-Dade County Aviation Revenue Bonds, Miami International, Prerefunded, 5.50%, 10/1/20 (5)	2,500	2,667

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Florida – 9.6% – continued

Miami-Dade County Aviation Revenue Refunding Bonds, 5.00%, 10/1/41	$450	$498

Miami-Dade County Aviation Revenue Refunding Bonds (AMT), 5.00%, 10/1/27	2,000	2,235

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/38	5,000	5,430

Miami-Dade County Building Better Communities Program G.O. Unlimited Bonds, 5.00%, 7/1/45	5,000	5,523

Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A, 5.00%, 7/1/39	4,025	4,398

Miami-Dade County G.O. Unlimited Bonds, Public Health Trust Program, 4.00%, 7/1/42	10,000	10,145

Miami-Dade County Transit Sales Surtax Revenue Bonds, 4.00%, 7/1/48	10,000	9,999

Miami-Dade County Transit System Sales Surtax Revenue Bonds, 5.00%, 7/1/42	10,000	10,725

Miami-Dade County Transit System Sales Surtax Revenue Refunding Bonds, 4.00%, 7/1/36	4,770	4,898

Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured), 4.00%, 10/1/37	2,000	2,053

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded, 5.00%, 10/1/21 (5)	75	81

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 10/1/31	4,925	5,305

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds, 5.00%, 10/1/38	5,000	5,532

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Florida – 9.6% – continued

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A, 5.00%, 10/1/36	$1,750	$1,989
		105,650

Georgia – 1.8%

Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded, 5.50%, 1/1/19 (5)	7,500	7,568

Georgia State G.O. Unlimited Bonds, Series A, Tranche 2, 5.00%, 2/1/27	3,075	3,598

Georgia State G.O. Unlimited Bonds, Series A-1, 5.00%, 2/1/26	1,510	1,770

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/1/23 (2)(3)(4)	1,650	1,736

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project, 5.00%, 7/1/60	2,500	2,584
5.50%, 7/1/60	2,500	2,671
		19,927

Hawaii – 1.8%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	4,000	4,217

Hawaii State Airports System Revenue Bonds, Series A (AMT), 5.00%, 7/1/48	4,000	4,402

Hawaii State G.O. Unlimited Bonds, Series FT, 5.00%, 1/1/36	1,425	1,631

Honolulu City & County G.O. Unlimited Bonds, Series D, Prerefunded, 5.25%, 9/1/19 (5)	1,000	1,030

Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project, (Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.86%, 9/1/20 (2)(4)	3,500	3,499

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Hawaii – 1.8% – continued

University of Hawaii Revenue Bonds, Series A, Prerefunded, 5.25%, 10/1/19 (5)	$5,000	$5,163
		19,942

Idaho – 0.2%

Idaho State Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group, 5.00%, 12/1/47	1,750	1,934

Illinois – 5.0%

Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B, 5.25%, 1/1/34	2,500	2,721

Chicago O’Hare International Airport General Revenue Bonds, Series D, Senior Lien, 5.00%, 1/1/39	1,015	1,087

Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien, 5.00%, 1/1/41	3,100	3,376

Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge, 5.00%, 1/1/23	2,000	2,160

Cook County Sales Tax Revenue Refunding Bonds, 4.00%, 11/15/34	5,085	5,202
4.00%, 11/15/38	5,000	5,023

Illinois Educational Facilities Authority Revenue Bonds, Field Museum of Natural History, 3.90%, 11/1/36	1,740	1,685

Illinois State Finance Authority Revenue Bonds, Northwestern University, 5.00%, 12/1/28	1,500	1,800

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.25%, 3/1/40	2,500	2,604

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, Prerefunded, 6.00%, 3/1/19 (5)	4,850	4,930

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Illinois – 5.0% – continued

Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, Prerefunded, 6.13%, 4/1/21 (5)	$5,000	$5,479

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center, 5.00%, 11/15/38	1,000	1,085

Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A, 4.00%, 2/1/33	4,750	4,899

Illinois State Toll Highway Authority Revenue Bonds, Series A, 5.00%, 1/1/40	2,000	2,188

Morton Grove-Niles Water Commission G.O. Unlimited Bonds, Alternate Revenue Source, Series A, 5.00%, 12/1/41	1,635	1,804

Regional Transportation Authority Revenue Bonds, Series A (AGM Insured), 5.75%, 6/1/34	3,400	4,243

Will County G.O. Unlimited Bonds, 4.00%, 11/15/36	2,000	2,046

Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source, 5.25%, 6/1/36	2,500	2,775
		55,107

Indiana – 0.3%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/38	3,150	3,399

Kentucky – 1.6%

Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program), 4.00%, 5/1/38	5,000	5,105

Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 115, 5.00%, 4/1/30	2,500	2,785

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Kentucky – 1.6% – continued

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/1/25 (2)(3)(4)	$5,000	$5,274

Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A, 5.00%, 5/15/34	2,000	2,146

University of Kentucky General Receipt Revenue Bonds, Series A (State Intercept Program), 3.00%, 10/1/35	3,000	2,751
		18,061

Louisiana – 1.6%

East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, Prerefunded, 5.25%, 2/1/19 (5)	5,000	5,057

Lafayette Parish School Board Sales TRB, 5.00%, 4/1/48	2,165	2,400

Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A, First Lien, 4.00%, 5/1/41	5,000	5,075

Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured), 5.00%, 12/1/41	5,000	5,465
		17,997

Maryland – 0.6%

Howard County G.O. Unlimited Bonds, Series A, 5.00%, 2/15/30	1,000	1,170

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health, 5.00%, 7/1/44	1,100	1,209

Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded, 4.00%, 7/1/19 (5)	2,500	2,539

Montgomery County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 11/1/26	1,000	1,143
		6,061

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Massachusetts – 4.0%

Massachusetts Bay Transportation Authority Assessment Revenue Refunding Bonds, Series A, 5.00%, 7/1/41	$2,800	$3,025

Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A, 0.00%, 7/1/29 (6)	2,500	1,733

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B, 5.25%, 7/1/33	1,900	2,308

Massachusetts State College Building Authority, Revenue Bonds, Series B, (State Intercept Program) Green Bonds, 5.00%, 5/1/39	1,000	1,099

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series E, 5.00%, 9/1/37	5,000	5,732

Massachusetts State Development Finance Agency Broad Institute Revenue Refunding Bonds, 5.00%, 4/1/37	1,000	1,138

Massachusetts State Housing Finance Agency Revenue Bonds, Series H, 4.40%, 12/1/46	1,000	1,023

Massachusetts State Port Authority Revenue Bonds, Series A, 5.00%, 7/1/40	2,725	3,024

Massachusetts State School Building Authority Sales TRB, Series A, Senior Lien, 5.00%, 5/15/43	3,015	3,292

Massachusetts State School Building Authority Sales TRB, Series B, Senior Lien, 5.00%, 11/15/39	2,500	2,808

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program, 6.00%, 8/1/19	3,000	3,101

Massachusetts State Water Pollution Abatement Trust State Revolving Fund Revenue Bonds, Series 14, Prerefunded, 5.00%, 8/1/19 (5)	10,000	10,253

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Massachusetts – 4.0% – continued

University of Massachusetts Building Authority Project Revenue Bonds, Senior Series 1, 5.00%, 11/1/44	$5,000	$5,525
		44,061

Michigan – 2.7%

Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 5/1/25	1,000	1,140

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I, 5.00%, 4/15/38	2,000	2,216

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.50%, 10/15/45	2,565	2,774

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, 5.38%, 10/15/36	5,000	5,418

Michigan State Building Authority Revenue Refunding Bonds, Series I, 5.00%, 4/15/36	1,000	1,124

Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group, 5.00%, 12/1/47	3,915	4,189

Michigan State Finance Authority Revenue Refunding Bonds, Series H-1, 5.00%, 10/1/39	5,000	5,479

Royal Oak Hospital Finance Authority Revenue Refunding Bonds, William Beaumont Hospital Credit Group, 5.00%, 9/1/39	2,000	2,158

Wayne County Airport Authority Revenue Bonds, Series D, 5.00%, 12/1/45	2,000	2,191

Wayne County Airport Authority Revenue Refunding Bonds, Series G, 5.00%, 12/1/34	2,625	2,916
		29,605

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Minnesota – 1.5%

Brainerd Independent School District No. 181 School Building G.O. Unlimited Bonds, Series A (School District Credit Program), 4.00%, 2/1/42	$5,000	$5,085

Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program), 5.00%, 2/1/28	275	323

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/37	3,400	3,928

Rochester Health Care Facilities Revenue Bonds, Mayo Clinic, 11/15/48 (7)	5,000	5,051

Wayzata Independent School District No. 284 G.O. Unlimited Bonds, Series A (School District Credit Program), 5.00%, 2/1/26	1,500	1,750
		16,137

Missouri – 1.1%

Kansas City Sanitation Sewer System Revenue Bonds, Subseries A, 4.00%, 1/1/42	1,820	1,867

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series A, 5.00%, 5/1/26	3,175	3,739
5.00%, 5/1/42	1,000	1,133

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, 5.00%, 5/1/33	1,000	1,128

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke’s Health System, 5.00%, 11/15/43	1,280	1,408

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Missouri – 1.1% – continued

Missouri State Health & Educational Facilities Authority Saint Louis University Revenue Bonds, Series A, 5.00%, 10/1/38	$2,500	$2,772
		12,047

Montana – 0.0%

Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA Insured HUD VA), 3.90%, 12/1/48	100	95

Nebraska – 1.3%

Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, 5.00%, 11/15/36	1,000	1,112
5.00%, 11/15/37	1,000	1,108

Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded, 5.00%, 2/1/22 (5)	2,210	2,417

Omaha Public Power District Electric Revenue Refunding Bonds, Series A, 4.00%, 2/1/42	5,000	5,127
5.00%, 2/1/42	4,250	4,825
		14,589

Nevada – 2.0%

Clark County Airport System Revenue Bonds, Series C, Subordinate Lien (AGM Insured), 5.00%, 7/1/26	1,670	1,707

Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2, 4.25%, 7/1/36	5,000	5,188

Clark County School District Building G.O. Limited Bonds, Series A, 4.00%, 6/15/38	5,000	5,016

Clark County School District G.O. Limited Refunding Bonds, Series C, 5.00%, 6/15/35	3,000	3,364

Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B, 7/1/43 (7)	5,000	5,565

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Nevada – 2.0% – continued

Washoe County Highway Fuel TRB, 5.00%, 2/1/43	$1,750	$1,765
		22,605

New Hampshire – 1.0%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded, 5.25%, 6/1/19 (5)	11,000	11,243

New Mexico – 0.1%

New Mexico State Mortgage Finance Authority SFM Class 1 Revenue Bonds, Series C-2 (GNMA/FNMA/FHLMC Insured), 5.00%, 9/1/26	1,455	1,465

New York – 19.7%

Long Island Power Authority General Electric System Revenue Bonds, Series A, Prerefunded, 6.00%, 5/1/19 (5)	5,000	5,119

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Climate Bond Certified, Green Bonds, 5.25%, 11/15/33	2,000	2,357

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, Prerefunded, 5.50%, 11/15/18 (5)	10,000	10,045

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, Prerefunded, 5.00%, 11/15/19 (5)	5,000	5,172

Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded, 5.25%, 11/15/20 (5)	5,000	5,332

Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1, 5.00%, 11/15/34	2,000	2,218

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013, 5.00%, 6/15/47	2,500	2,731

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

New York – 19.7% – continued

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series CC-1, Fiscal 2018, 5.00%, 6/15/48	$5,000	$5,582

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series FF, 4.00%, 6/15/45	5,000	5,048

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second Generation Resolution, Fiscal 2017, 5.00%, 6/15/46	5,000	5,556

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE, 5.25%, 6/15/36	2,000	2,321
5.00%, 6/15/39	1,800	2,025

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG, 5.00%, 6/15/39	2,000	2,217

New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Refunding Bonds, 5.00%, 6/15/40	5,000	5,665

New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding), 5.00%, 7/15/43	3,000	3,375

New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-2A (State Aid Withholding), 4.00%, 7/15/36	1,000	1,034

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1, 5.00%, 5/1/38	2,500	2,540

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

New York – 19.7% – continued

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 5.00%, 8/1/40	$7,000	$7,935

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017, 5.00%, 2/1/40	3,000	3,350
5.00%, 2/1/43	2,500	2,784

New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series A-3, 4.00%, 8/1/42	3,500	3,560

New York City Transitional Finance Authority Revenue Bonds, Subseries C-2, 5.00%, 5/1/38	12,100	13,724

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3, 5.00%, 5/1/41	5,000	5,645
4.00%, 5/1/44	10,000	10,167

New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1, 5.00%, 11/1/34	500	562

New York G.O. Unlimited Bonds, Series B-1, 5.25%, 10/1/31	5,000	5,907
5.00%, 10/1/36	2,475	2,811

New York G.O. Unlimited Bonds, Series E-1, 5.25%, 3/1/34	2,500	2,934
5.00%, 3/1/40	6,000	6,768
4.00%, 3/1/42	2,500	2,541

New York G.O. Unlimited Bonds, Series I, Subseries 1-I, 5.00%, 3/1/28	1,510	1,692

New York G.O. Unlimited Bonds, Subseries F-1, 5.00%, 4/1/43	10,000	11,289

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

New York – 19.7% – continued

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded, 5.25%, 10/1/19 (5)	$4,655	$4,809

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance, 5.25%, 10/1/23	345	356

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, 5.00%, 7/1/36	2,500	2,874

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, Columbia University, 5.00%, 10/1/48	1,500	1,903

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University, 5.00%, 10/1/46	500	631

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University, 5.00%, 10/1/38	3,500	4,044

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, 5.00%, 2/15/37	2,530	2,858

New York State Dormitory Authority Personal Income TRB, Series B, Education, Prerefunded, 5.75%, 3/15/19 (5)	11,980	12,191

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds, 5.00%, 6/15/35	1,000	1,143

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

New York – 19.7% – continued

New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Funds Pooled Financing Program Revenue Bonds, Series B, Escrowed to Maturity, 5.50%, 4/15/35	$5,000	$6,528

New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water, 5.00%, 6/15/41	10,000	10,676

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA/FNMA Insured), 4.15%, 11/1/47	1,000	1,011

New York State Thruway Authority Revenue Bonds, Series J, 5.00%, 1/1/27	50	56

New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/27	2,000	2,316

New York State Urban Development Corp. Personal Income TRB, Series A-1, 5.00%, 3/15/43	2,000	2,177

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT), 5.00%, 9/15/28	1,000	1,159

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, 5.00%, 10/15/28	2,500	2,854
5.00%, 10/15/29	2,000	2,281

Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, 4.00%, 11/15/42	3,515	3,556

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, 5.00%, 12/15/39	2,500	2,858

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE, 5.00%, 12/15/41	1,500	1,656
		217,943

See Notes to the Financial Statements.

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SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

North Carolina – 1.8%

Charlotte COPS, Series B, 3.00%, 6/1/22	$2,000	$2,002

Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS, 3.00%, 9/1/20	2,000	2,022

North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Bonds, Wake Forest University, 5.00%, 1/1/48	3,500	3,953

North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-IBC Insured), Escrowed to Maturity, 6.00%, 1/1/22	6,015	6,735

North Carolina State Public Improvement G.O. Unlimited Connect NC Bonds, Series A, 5.00%, 6/1/25	2,500	2,908

Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT), 5.00%, 5/1/32	1,500	1,701
		19,321

Ohio – 1.2%

Northeast Regional Sewer District Revenue Refunding Bonds, 5.00%, 11/15/39	945	1,049

Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System, 4.00%, 1/1/36	1,000	1,039

Ohio Turnpike and Infrastructure Commission Senior Lien Revenue Bonds, Series A, 5.00%, 2/15/48	10,000	10,873
		12,961

Oklahoma – 0.2%

Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C, 4.00%, 1/1/42	2,000	2,065

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Oregon – 0.9%

Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program), 0.00%, 6/15/38 (6)	$7,500	$3,345

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A, 5.00%, 11/15/28	1,100	1,250

Oregon State Health & Science University Revenue Refunding Bonds, Series B, 5.00%, 7/1/38	2,035	2,266

Port of Portland Airport Revenue Bonds, Series 24A, 5.00%, 7/1/47	1,000	1,107

Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/35	2,000	2,288
		10,256

Pennsylvania – 2.3%

Allegheny County Sanitary Authority Revenue Bonds, 4.00%, 6/1/38	2,500	2,526

Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured), 4.00%, 6/1/39	5,000	5,000

Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds, 5.00%, 5/1/32	820	918
5.00%, 5/1/35	865	960

Franklin County G.O. Unlimited Refunding Bonds, 4.00%, 11/1/33	1,075	1,125

Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 118-B, 4.10%, 10/1/45	570	572

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Pennsylvania – 2.3% – continued

Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B, 5.00%, 12/1/43	$2,500	$2,757

Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2, 5.00%, 12/1/43	10,000	11,039
		24,897

South Carolina – 1.8%

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	5,820	6,679

South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded, 5.50%, 1/1/19 (5)	13,000	13,118
		19,797

Tennessee – 0.0%

Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B, 3.38%, 7/1/38	145	135

Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B, 3.95%, 1/1/38	305	306
		441

Texas – 4.4%

Austin Community College District G.O. Limited Bonds, 4.00%, 8/1/48	4,000	4,071

Austin Electric Utility System Revenue Refunding Bonds, Series A, 5.00%, 11/15/28	500	570

Dallas Waterworks & Sewer System Revenue Bonds, Series C, 4.00%, 10/1/43	5,000	5,087

Hidalgo County G.O. Limited Bonds, Certificates of Obligation, Series A, 8/15/37 (7)	3,340	3,755

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Texas – 4.4% – continued

Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/24	$3,070	$3,471

Lower Colorado River Authority Revenue Refunding Bonds, 5.00%, 5/15/39	2,500	2,702

Lubbock Electric Light & Power System Revenue Bonds, 5.00%, 4/15/48	1,500	1,680

New Caney Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/47	3,755	4,178

North Texas Municipal Water District Water System Revenue Refunding & Improvement Bonds, 5.00%, 9/1/35	1,525	1,723

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier, 5.00%, 1/1/39	2,500	2,788

Sherman Independent School District School Building G.O. Unlimited Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/40	1,590	1,801

Texas State G.O. Limited Refunding Bonds, Series A, 5.00%, 8/1/27	1,185	1,363

Texas State Water Development Board State Water Implementation Fund Revenue Bonds, Series 2017A, 4.00%, 10/15/47	10,000	10,159

Ysleta Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 8/15/45	5,000	5,580
		48,928

Utah – 0.9%

Provo G.O. Unlimited Refunding Bonds, 5.00%, 1/1/26	500	582

Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/1/42	3,000	3,292

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Utah – 0.9% – continued

Utah State Transit Authority Sales TRB, Senior Lien, 5.00%, 12/15/35	$5,215	$6,063
		9,937

Virginia – 0.7%

Front Royal & Warren County IDA Virginia Hospital Revenue Bonds, Valley Health System, 4.00%, 1/1/50	3,000	2,947

Norfolk G.O. Unlimited Bonds, Series A, 5.00%, 10/1/41	500	561

Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 5.00%, 10/1/24	500	554

Norfolk Water Revenue Refunding Bonds, 5.00%, 11/1/42	2,715	3,084
		7,146

Washington – 1.5%

Snohomish County Public Utility District No. 1 Electric System Revenue Bonds, 5.00%, 12/1/40	560	623

Washington State G.O. Unlimited Bonds, Series B, 5.00%, 2/1/37	5,000	5,521

Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services, 5.00%, 10/1/38	5,000	5,419

Washington State Housing Finance Commission SFM Revenue Refunding Bonds, 3.70%, 12/1/34	85	84

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E, 5.00%, 2/1/38	2,000	2,200

Washington State University Revenue Refunding Bonds, 5.00%, 4/1/40	1,320	1,457

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.0% – continued

Washington – 1.5% – continued

Washington State Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/1/39	$1,500	$1,711
		17,015

Wisconsin – 0.8%

PMA Levy & Aid Anticipation Notes Program Note Participations Revenue Notes, Series A, 2.00%, 10/19/18	5,000	5,001

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Advocate Aurora Health Care, 4.00%, 8/15/38	4,000	4,032
		9,033
Total Municipal Bonds
(Cost $1,031,585)		1,027,568

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.6%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (8)(9)	40,267,957	$40,268
Total Investment Companies
(Cost $40,268)		40,268

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 3.5%

Colorado State Educational Loan Program TRANS, Series A, 4.00%, 6/27/19	$8,500	$8,631

Idaho State G.O. Unlimited TANS, 4.00%, 6/28/19	10,000	10,157

Massachusetts State G.O. Limited RANS, Series B, 4.00%, 5/23/19	20,000	20,272
Total Short-Term Investments
(Cost $39,117)		39,060

Total Investments – 100.1%
(Cost $1,110,970)		1,106,896

Liabilities less Other Assets – (0.1%)		(1,527)
NET ASSETS – 100.0%		$1,105,369

(1)	Step coupon bond. Rate as of September 30, 2018 is disclosed.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(5)	Maturity date represents the prerefunded date.
(6)	Zero coupon bond.
(7)	When-Issued Security. Coupon rate was not in effect at September 30, 2018.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	14.4%
AA	55.8
A	21.0
A1+ (Short Term)	2.8
A1 (Short Term)	0.8
BBB	0.9
Not Rated	0.7
Cash Equivalents	3.6

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	7.6%
General	20.6
General Obligation	17.5
Higher Education	7.3
Power	6.3
School District	5.9
Transportation	6.9
Water	15.3
All other sectors less than 5%	12.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$1,027,568	$–	$1,027,568
Investment Companies	40,268	–	–	40,268
Short-Term Investments	–	39,060	–	39,060
Total Investments	$40,268	$1,066,628	$–	$1,106,896

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal Corporation

AMT – Alternative Minimum Tax

BAM – Build America Mutual

BANS – Bond Anticipation Notes

BHAC – Berkshire Hathaway Assurance Corporation

CABS – Capital Appreciation Bonds

COPS – Certificates of Participation

CR – Custody Receipt

See Notes to the Financial Statements.

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SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

CWA – Clean Water Act

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

G.O. – General Obligation

GNMA – Government National Mortgage Association

Gtd. – Guaranteed

HUD – Housing and Urban Development

IBC – Insured Bond Certificates

IDA – Industrial Development Authority

MBIA – Municipal Bond Insurance Association

MWRA – Massachusetts Water Resources Authority

NATL – National Public Finance Guarantee Corporation

PSF – Permanent School Fund

RANS – Revenue Anticipation Notes

SFM – Single Family Mortgage

SIFMA – Securities Industry and Financial Market Association

SonyMA – State of New York Mortgage Agency

TANS – Tax Anticipation Notes

TRANS – Tax and Revenue Anticipation Notes

TRB – Tax Revenue Bonds

See Notes to the Financial Statements.

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TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2018 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 44 funds as of September 30, 2018, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt, and Tax-Exempt Funds (each, a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt and California Tax-Exempt Funds, which are non-diversified portfolios. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the fair value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal

NORTHERN FUNDS SEMIANNUAL REPORT	89	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or other liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2018, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Arizona Tax-Exempt	Daily	Monthly
California Intermediate Tax-Exempt	Daily	Monthly
California Tax-Exempt	Daily	Monthly
High Yield Municipal	Daily	Monthly
Intermediate Tax-Exempt	Daily	Monthly

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Short-Intermediate Tax-Exempt	Daily	Monthly
Tax-Exempt	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the net assets or the net asset value per share of the Funds. At March 31, 2018, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
High Yield Municipal	$—	$23,276	$(23,276)
Short-Intermediate Tax-Exempt	107	—	(107)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2017 through the fiscal year ended March 31, 2018, the following Fund incurred net capital losses and/or late year ordinary losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Short-Intermediate Tax-Exempt	$310

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses

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TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

During the fiscal year ended March 31, 2018, the High Yield Municipal Fund utilized approximately $2,048,000 in capital loss carry forward.

At March 31, 2018, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2018	MARCH 31, 2019
High Yield Municipal	$—	$12,268

The Fund in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

The High Yield Municipal Fund had approximately $23,276,000 of capital loss carryforwards expire during the fiscal year ended March 31, 2018.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Arizona Tax-Exempt	$1,084	$—
California Intermediate Tax-Exempt	2,500	—
California Tax-Exempt	1,905	—
High Yield Municipal	7,589	—
Intermediate Tax-Exempt	19,913	—
Tax-Exempt	9,123	308

At March 31, 2018, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Amounts in thousands
Arizona Tax-Exempt	$40	$1	$—	$1,311
California Intermediate Tax-Exempt	178	3	—	3,309

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
California Tax-Exempt	$87	$5	$—	$7,377
High Yield Municipal	229	5	—	15,828
Intermediate Tax-Exempt	656	30	—	2,684
Short-Intermediate Tax-Exempt	—	—	—	(4,190)
Tax-Exempt	231	7	—	9,789

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,081	$74	$—
California Intermediate Tax-Exempt	12,349	183	—
California Tax-Exempt	5,718	363	—
High Yield Municipal	17,860	404	—
Intermediate Tax-Exempt	54,961	1,938	—
Short-Intermediate Tax-Exempt	11,848	431	1,330
Tax-Exempt	32,984	464	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,128	$1,251	$113
California Intermediate Tax-Exempt	12,289	3,324	1,469
California Tax-Exempt	5,596	2,160	95
High Yield Municipal	20,952	757	—
Intermediate Tax-Exempt	61,276	29,007	16,536
Short-Intermediate Tax-Exempt	13,086	446	1,396
Tax-Exempt	33,646	1,134	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2018, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown,

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TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2018.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2018.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 20, 2017, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 14-15, 2018, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 19, 2018 and will expire on November 18, 2019, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2018.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2018, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Arizona Tax-Exempt	0.43%	0.417%	0.404%	0.45%
California Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%
California Tax-Exempt	0.43%	0.417%	0.404%	0.45%
High Yield Municipal (1)	0.77%	0.747%	0.725%	0.60%
Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%
Short-Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%
Tax-Exempt	0.43%	0.417%	0.404%	0.45%

(1)	Prior to April 1, 2018, the contractual expense limitation for the High Yield Municipal Fund was 0.80%.

The contractual reimbursement arrangements are expected to continue until at least July 31, 2019. The contractual reimbursement arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written

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TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2018, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2018, the Funds engaged in purchases and/or sales of securities from an affiliated entity:

Amounts in thousands	PURCHASES	SALES*
High Yield Municipal	$5,700	$5,700

*	During the six months ended September 30, 2018, the realized gain (loss) associated with these transactions was zero.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2018, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Arizona Tax-Exempt	$—	$33,053	$—	$30,398

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TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
California Intermediate Tax Exempt	$—	$78,580	$—	$84,400
California Tax-Exempt	—	34,241	—	45,730
High Yield Municipal	—	74,454	—	37,882
Intermediate Tax-Exempt	—	1,379,569	—	1,411,632
Short-Intermediate Tax-Exempt	—	349,846	—	466,862
Tax-Exempt	—	601,972	—	562,808

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2018, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Arizona Tax-Exempt	$1,583	$(1,108)	$475	$115,050
California Intermediate Tax-Exempt	5,941	(5,165)	776	494,907
California Tax-Exempt	6,304	(1,287)	5,017	168,329
High Yield Municipal	11,898	(3,276)	8,622	420,599
Intermediate Tax-Exempt	14,774	(28,021)	(13,247)	2,776,994
Short-Intermediate Tax-Exempt	689	(5,862)	(5,173)	860,418
Tax-Exempt	10,060	(14,265)	(4,205)	1,111,101

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2018, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	1,520	$15,807	78	$815	(959)	$(9,974)	639	$6,648
California Intermediate Tax-Exempt	5,579	58,432	110	1,157	(5,130)	(53,690)	559	5,899
California Tax-Exempt	2,314	26,289	116	1,321	(2,797)	(31,813)	(367)	(4,203)
High Yield Municipal	7,949	68,735	91	788	(4,470)	(38,662)	3,570	30,861
Intermediate Tax-Exempt	44,669	462,357	414	4,280	(54,846)	(568,828)	(9,763)	(102,191)
Short-Intermediate Tax-Exempt	7,757	79,155	74	755	(13,554)	(138,178)	(5,723)	(58,268)
Tax-Exempt	16,463	171,851	252	2,637	(12,297)	(128,301)	4,418	46,187
Transactions in capital shares for the fiscal year ended March 31, 2018, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	2,910	$30,934	135	$1,441	(2,111)	$(22,393)	934	$9,982
California Intermediate Tax-Exempt	12,198	129,614	243	2,591	(9,703)	(103,186)	2,738	29,019
California Tax-Exempt	4,097	47,496	249	2,887	(3,943)	(45,704)	403	4,679
High Yield Municipal	6,775	59,602	185	1,627	(14,340)	(126,178)	(7,380)	(64,949)
Intermediate Tax-Exempt	76,196	799,004	943	9,902	(58,901)	(618,477)	18,238	190,429
Short-Intermediate Tax-Exempt	21,199	218,695	300	3,089	(33,711)	(347,359)	(12,212)	(125,575)
Tax-Exempt	26,901	285,734	463	4,933	(26,956)	(286,686)	408	3,981

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SEPTEMBER 30, 2018 (UNAUDITED)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2018, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Arizona Tax-Exempt	Northern Institutional Funds – U.S. Government Portfolio	$2,678	$35,631	$31,918	$—	$—	$55	$6,391	6,391
California Intermediate Tax Exempt	Northern Institutional Funds – U.S. Government Portfolio	$25,859	$97,800	$107,851	$—	$—	$138	$15,808	15,808
California Tax-Exempt	Northern Institutional Funds – U.S. Government Portfolio	$13,485	$50,587	$55,746	$—	$—	$68	$8,326	8,326
High Yield Municipal	Northern Institutional Funds – U.S. Government Portfolio	$10,853	$68,101	$71,525	$—	$—	$91	$7,429	7,429
Intermediate Tax-Exempt	Northern Institutional Funds – Municipal Portfolio	$125,000	$—	$—	$—	$—	$755	$125,000	125,000
	Northern Institutional Funds – U.S. Government Portfolio	313,135	960,565	1,050,404	—	—	1,860	223,296	223,296
	TOTAL	$438,135	$960,565	$1,050,404	$—	$—	$2,615	$348,296	348,296
Short-Intermediate Tax-Exempt	Northern Institutional Funds – Municipal Portfolio	$25,000	$—	$—	$—	$—	$151	$25,000	25,000
	Northern Institutional Funds – U.S. Government Portfolio	51,241	355,505	376,615	—	—	466	30,131	30,131
	TOTAL	$76,241	$355,505	$376,615	$—	$—	$617	$55,131	55,131

Tax-Exempt	Northern Institutional Funds – U.S. Government Portfolio	$38,519	$344,963	$343,214	$—	$—	$435	$40,268	40,268

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments as described above is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date

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NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2018 (UNAUDITED)

and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the ASU 2017-08 is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4 - Bank Borrowings and the item noted below.

A Special Joint Meeting of Shareholders of Northern Funds and Northern Institutional Funds was held on October 24, 2018. At the meeting, shareholders of the Trust elected eight Trustees. See “Shareholder Meeting Results” below on page 97.

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TAX-EXEMPT FIXED INCOME FUNDS

SHAREHOLDER MEETING RESULTS	SEPTEMBER 30, 2018 (UNAUDITED)

A Special Joint Meeting of Shareholders of Northern Funds and Northern Institutional Funds was held on October 24, 2018, at the office of The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois. At the meeting, the following matters were voted upon by the shareholders of Northern Funds (the resulting votes are presented below):

1. Election of eight Trustees of Northern Funds.

NOMINEE	AFFIRMATIVE	WITHHELD
Therese M. Bobek	17,848,259,502.142	60,151,369.599
Mark G. Doll	17,837,611,403.775	70,799,467.966
Sandra Polk Guthman	17,827,972,827.529	80,438,044.212
Thomas A. Kloet	17,838,253,061.217	70,157,810.524
David R. Martin	17,830,027,812.404	78,383,059.337
Cynthia R. Plouché	17,835,803,612.482	72,607,259.259
Mary Jacobs Skinner	17,844,143,895.597	64,266,976.144
Darek Wojnar	17,839,889,785.968	68,521,085.773

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TAX-EXEMPT FIXED INCOME FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2018 through September 30, 2018.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/2018 – 9/30/2018” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 93), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018- 9/30/2018
Actual	0.46%	$1,000.00	$1,005.70	$2.31
Hypothetical	0.46%	$1,000.00	$1,022.76	$2.33

CALIFORNIA INTERMEDIATE TAX-EXEMPT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018- 9/30/2018
Actual	0.45%	$1,000.00	$1,006.60	$2.26
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28

CALIFORNIA TAX-EXEMPT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018- 9/30/2018
Actual	0.46%	$1,000.00	$1,005.30	$2.31
Hypothetical	0.46%	$1,000.00	$1,022.76	$2.33

HIGH YIELD MUNICIPAL
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018- 9/30/2018
Actual	0.60%	$1,000.00	$1,007.40	$3.02
Hypothetical	0.60%	$1,000.00	$1,022.06	$3.04

INTERMEDIATE TAX-EXEMPT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018- 9/30/2018
Actual	0.45%	$1,000.00	$1,002.90	$2.26
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28

SHORT-INTERMEDIATE TAX-EXEMPT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018- 9/30/2018
Actual	0.45%	$1,000.00	$1,005.10	$2.26
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

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TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018- 9/30/2018
Actual	0.45%	$1,000.00	$1,002.20	$2.26
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

NORTHERN FUNDS SEMIANNUAL REPORT	99	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 16-17, 2018 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 14-15, 2018 and April 12, 2018. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Funds resulting from their meetings and other interactions throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing reporting and cybersecurity program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of each Fund’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. They also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing

TAX-EXEMPT FIXED INCOME FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees considered Northern’s preparations with respect to the increased Securities and Exchange Commission (“SEC”) reporting requirements and liquidity risk management program required by new regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior and other investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each Fund, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. The Trustees also reviewed the Funds’ performance relative to their performance benchmarks. The Trustees also considered the Funds’ three-year performance versus net expenses as calculated by Broadridge. The Trustees considered that:

•

The Arizona Tax-Exempt Fund outperformed its Broadridge performance universe average for the one-, three- and five- year periods ended January 31, 2018. The Fund underperformed its benchmark for the one-, three- and five-year periods ended March 31, 2018.

•

The California-Intermediate Tax-Exempt Fund outperformed its Broadridge performance universe average for the three- and five-year periods and underperformed its Broadridge performance universe average for the one-year period ended January 31, 2018. The Fund underperformed its benchmark for the five-year period and outperformed its benchmark for the one- and three-year periods ended March 31, 2018.

•

The California Tax-Exempt Fund outperformed its Broadridge performance universe average for the five-year period and underperformed for the one- and three-year periods ended January 31, 2018. The Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three- and five-year periods ended March 31, 2018.

•

The High Yield Municipal Fund underperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018. The Fund outperformed its benchmark for the one- and five-year period and underperformed its benchmark for the three-year period ended March 31, 2018.

•

The Intermediate Tax-Exempt Fund underperformed its Broadridge performance universe average for the one-period and outperformed its performance universe average for the three- and five-year periods ended January 31, 2018. The Fund underperformed its benchmark for the three- and five-year periods and outperformed its benchmark for the one-year period ended March 31, 2018.

•

The Short-Intermediate Tax-Exempt Fund underperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018. The Fund underperformed its benchmark for the one-, three- and five-year periods ended March 31, 2018.

NORTHERN FUNDS SEMIANNUAL REPORT	101	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

•

The Tax-Exempt Fund underperformed its Broadridge performance universe average for the one- and three-year periods and outperformed for the five-year period ended January 31, 2018. The Fund underperformed its benchmark for the one- and three-year period and outperformed its benchmark for the five-year period ended March 31, 2018.

The Trustees took into account management’s discussion of the Funds’ performance and considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Funds. Specifically, they took into consideration that Northern’s more risk averse investment strategies may cause certain Funds to underperform against its peers during certain market environments. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees expected and believed also that Northern was appropriately monitoring underperforming Funds and noted that the in-depth performance reviews provided by Northern had assisted them in that regard.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated: the Funds’ contractual and net (after expense reimbursements) management fee rates; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. The Trustees also noted certain other actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions and expense limitation reductions with respect to certain Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees received by Northern, if any, from the applicable money market fund.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total net operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of the Funds against each Fund’s respective Broadridge peer group, peer universe and objective median (the median total expense ratio of all of the funds in each Fund’s respective Broadridge category, regardless of sales charges). In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that:

•

The Arizona Tax-Exempt Fund’s net management fee was lower than its Broadridge peer group and peer universe medians, and its total expense ratio, after reimbursement of expenses, was also lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

•

The California Intermediate Tax-Exempt Fund’s net management fee was slightly lower than its Broadridge peer group median and even with its peer universe median, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

•

The California Tax-Exempt Fund’s net management fee was lower than its Broadridge peer group and peer universe medians, and its total expense ratio, after reimbursement of expenses, was also lower than its Broadridge peer group median and lower than its peer universe median and the objective median of its Broadridge category.

•

The High Yield Municipal Fund net management fee was higher than its Broadridge peer group and peer universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

•

The Intermediate Tax-Exempt Fund’s net management fee was equal to its Broadridge peer group median and higher than its peer universe median, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

•

The Short-Intermediate Tax-Exempt Fund’s net management fee was higher than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

•

The Tax-Exempt Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group median and universe medians and the objective median of its Broadridge category.

TAX-EXEMPT FIXED INCOME FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

The Trustees noted that the total net expenses of all of the Funds after reimbursements were below the objective median of their respective Broadridge category. The Trustees also took into account Northern’s discussion of the Funds’ expenses and that Northern had reimbursed expenses for the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Fund. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to , rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered: the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly traded advisers as provided by Broadridge. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of each of the Funds and the quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees noted that each of the Funds had breakpoints in its management fee structures. The Trustees also noted that the total net expenses of all of the Funds after reimbursements were below the objective median of their respective Broadridge category.

The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Funds’ asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders.

Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

NORTHERN FUNDS SEMIANNUAL REPORT	103	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

TAX-EXEMPT FIXED INCOME FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

9	SCHEDULES OF INVESTMENTS

9	MONEY MARKET FUND
Ticker Symbol: NORXX

14	MUNICIPAL MONEY MARKET FUND
Ticker Symbol: NOMXX

24	U.S. GOVERNMENT MONEY MARKET FUND
Ticker Symbol: NOGXX

28	U.S. GOVERNMENT SELECT MONEY MARKET FUND
Ticker Symbol: NOSXX

32	NOTES TO THE FINANCIAL STATEMENTS

39	SHAREHOLDER MEETING RESULTS

40	FUND EXPENSES

41	APPROVAL OF MANAGEMENT AGREEMENT

48	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

You could lose money by investing in the Money Market Funds. Although each of the Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

The Money Market Fund and the Municipal Money Market Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2018 (UNAUDITED)

Amounts in thousands, except per share data	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
ASSETS:
Investments, at amortized cost, which approximates fair value	$501,211	$628,536	$9,303,764	$2,372,250
Repurchase agreements, at cost, which approximates fair value	4,959	–	7,186,531	1,110,324
Cash	56	–	7,878	2
Interest income receivable	999	1,051	20,069	4,075
Receivable for securities sold	–	1,378	100,000	25,000
Receivable for fund shares sold	232	–	348	–
Receivable from affiliates for expense reimbursements	4	3	25	7
Prepaid and other assets	31	29	69	36
Total Assets	507,492	630,997	16,618,684	3,511,694
LIABILITIES:
Cash overdraft	–	11	–	–
Payable for securities purchased	–	6,116	208,343	39,999
Payable for fund shares redeemed	–	50	63,556	22,295
Distributions payable to shareholders	832	635	23,034	4,907
Payable to affiliates:
Management fees	28	34	890	189
Custody fees	2	4	36	9
Transfer agent fees	1	2	40	8
Trustee fees	1	–	19	18
Accrued other liabilities	81	34	275	95
Total Liabilities	945	6,886	296,193	67,520
Net Assets	$506,547	$624,111	$16,322,491	$3,444,174
ANALYSIS OF NET ASSETS:
Capital stock	$506,589	$624,177	$16,322,390	$3,444,162
Accumulated undistributed net investment loss	(45)	(1)	(9)	(13)
Accumulated undistributed net realized gain (loss)	3	(65)	110	25
Net Assets	$506,547	$624,111	$16,322,491	$3,444,174
Shares Outstanding ($.0001 par value, unlimited authorization)	506,546	624,112	16,322,422	3,444,201
Net Asset Value, Redemption and Offering Price Per Share	$1.00	$1.00	$1.00	$1.00

See Notes to the Financial Statements.

MONEY MARKET FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

Amounts in thousands	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
INVESTMENT INCOME:
Interest income	$5,193	$5,526	$152,479	$33,885
Income from affiliates (Note 6)	–	–	6	–
Total Investment Income	5,193	5,526	152,485	33,885
EXPENSES:
Management fees	778	1,309	26,594	5,945
Custody fees	10	51	855	207
Transfer agent fees	35	33	1,209	270
Registration fees	16	13	33	21
Printing fees	7	7	85	29
Professional fees	19	19	101	37
Trustee fees	5	5	74	20
Other	6	6	89	22
Total Expenses	876	1,443	29,040	6,551
Less expenses voluntarily reimbursed by investment adviser	(1)	(2)	–	–
Less expenses contractually reimbursed by investment adviser	(42)	(37)	(720)	(216)
Less custodian credits	(2)	(9)	(4)	(1)
Net Expenses	831	1,395	28,316	6,334
Net Investment Income	4,362	4,131	124,169	27,551
NET REALIZED GAINS:
Net realized gains (losses) on:
Investments	3	–	61	15
Net Gains	3	–	61	15
Net Increase in Net Assets Resulting from Operations	$4,365	$4,131	$124,230	$27,566

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2018

	MONEY MARKET FUND		MUNICIPAL MONEY MARKET FUND		U.S. GOVERNMENT MONEY MARKET FUND		U.S. GOVERNMENT SELECT MONEY MARKET FUND
Amounts in thousands	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018
OPERATIONS:
Net investment income	$4,362	$2,211	$4,131	$4,038	$124,169	$120,845	$27,551	$27,434
Net realized gains	3	–	–	–	61	49	15	9
Net Increase in Net Assets Resulting from Operations	4,365	2,211	4,131	4,038	124,230	120,894	27,566	27,443
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from capital share transactions	170,525	171,522	(252,783)	673,039	326,511	(486,033)	(333,888)	497,010
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	170,525	171,522	(252,783)	673,039	326,511	(486,033)	(333,888)	497,010
DISTRIBUTIONS PAID:
From net investment income	(4,362)	(2,320)	(4,133)	(4,037)	(124,169)	(120,883)	(27,551)	(27,473)
Total Distributions Paid	(4,362)	(2,320)	(4,133)	(4,037)	(124,169)	(120,883)	(27,551)	(27,473)
Total Increase (Decrease) in Net Assets	170,528	171,413	(252,785)	673,040	326,572	(486,022)	(333,873)	496,980
NET ASSETS:
Beginning of period	336,019	164,606	876,896	203,856	15,995,919	16,481,941	3,778,047	3,281,067
End of period	$506,547	$336,019	$624,111	$876,896	$16,322,491	$15,995,919	$3,444,174	$3,778,047
Accumulated Undistributed Net Investment Income (Loss)	$(45)	$(45)	$(1)	$1	$(9)	$(9)	$(13)	$(13)

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.01	– (1)	– (1)	– (1)	– (1)
Net realized and unrealized gains (losses)(2)	–	–	–	–	–	–
Net increase from payment by affiliate	–	–	– (3)	– (4)	–	–
Total from Investment Operations	0.01	0.01	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.01)	– (5)	– (5)	– (5)	– (5)
From net realized gains	–	–	– (6)	– (6)	–	–
Total Distributions Paid	(0.01)	(0.01)	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(7)	0.92%	1.10%	0.42%	0.05%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$506,547	$336,019	$164,606	$7,561,742	$8,844,593	$7,979,006
Ratio to average net assets of:(8)
Expenses, net of reimbursements and credits(9)	0.35%	0.29%	0.34%	0.26%	0.17%	0.18%
Expenses, before reimbursements and credits	0.37%	0.43%	0.37%	0.36%	0.39%	0.48%
Net investment income, net of reimbursements and credits(9)	1.85%	1.09%	0.22%	0.05%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits	1.83%	0.95%	0.19%	(0.05)%	(0.21)%	(0.29)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)

The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $136,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

(4)

The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $8,190,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

(5)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(6)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.
(7)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(8)	Annualized for periods less than one year.
(9)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.01	– (1)	– (1)	– (1)	– (1)
Net realized and unrealized gains (losses)	–	–	0.01	– (2)	– (2)	– (2)
Net increase from payment by affiliate	–	–	– (3)	–	–	–
Total from Investment Operations	0.01	0.01	0.01	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.01)	(0.01)	– (4)	– (4)	– (4)
From net realized gains	–	–	– (5)	– (5)	– (5)	–
Total Distributions Paid	(0.01)	(0.01)	(0.01)	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(6)	0.53%	0.79%	0.53%	0.02%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$624,111	$876,896	$203,856	$5,660,876	$6,273,372	$6,427,560
Ratio to average net assets of:(7)
Expenses, net of reimbursements and credits(8)	0.35%	0.22%	0.34%	0.09%	0.07%	0.10%
Expenses, before reimbursements and credits	0.36%	0.38%	0.37%	0.36%	0.39%	0.48%
Net investment income, net of reimbursements and credits(8)	1.04%	0.81%	0.11%	0.01%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits	1.03%	0.65%	0.08%	(0.26)%	(0.31)%	(0.37)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)

The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $91,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

(4)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(5)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.
(6)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(7)	Annualized for periods less than one year.
(8)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.01	– (1)	– (1)	– (1)	– (1)
Net realized and unrealized gains (losses)(2)	–	–	–	–	–	–
Total from Investment Operations	0.01	0.01	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.01)	– (3)	– (3)	– (3)	– (3)
Total Distributions Paid	(0.01)	(0.01)	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.77%	0.78%	0.12%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$16,322,491	$15,995,919	$16,481,941	$3,359,761	$1,763,668	$1,383,478
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.35%	0.35%	0.35%	0.22%	0.09%	0.10%
Expenses, before reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.40%	0.48%
Net investment income, net of reimbursements and credits(6)	1.54%	0.77%	0.15%	0.01%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits	1.53%	0.76%	0.14%	(0.13)%	(0.30)%	(0.37)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.01	– (1)	– (1)	– (1)	– (1)
Net realized and unrealized gains (losses)(2)	–	–	–	–	–	–
Total from Investment Operations	0.01	0.01	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.01)	– (3)	– (3)	– (3)	– (3)
Total Distributions Paid	(0.01)	(0.01)	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.77%	0.78%	0.15%	0.02%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,444,174	$3,778,047	$3,281,067	$3,887,950	$3,359,681	$3,727,033
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.35%	0.35%	0.35%	0.20%	0.09%	0.10%
Expenses, before reimbursements and credits	0.36%	0.37%	0.36%	0.36%	0.39%	0.48%
Net investment income, net of reimbursements and credits(6)	1.53%	0.80%	0.14%	0.01%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits	1.52%	0.78%	0.13%	(0.15)%	(0.29)%	(0.37)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 15.1%

ABS Other – 15.1%

Albion Capital LLC, 2.20%, 10/16/18	$5,000	$4,995

Barton Capital S.A., 2.33%, 10/22/18	4,000	3,995

Bedford Row Funding Corp., 2.79%, 6/17/19	2,000	1,960

Cedar Springs Capital Co. LLC, 2.38%, 10/18/18 (1)	2,124	2,122
2.38%, 10/23/18 (1)	3,044	3,040
2.39%, 11/9/18	5,000	4,987

Collateralized Commercial Paper Co. LLC, 2.54%, 12/12/18	3,000	2,985
2.49%, 12/20/18	2,000	1,989
2.53%, 1/22/19	5,000	4,961

Concord Minutemen Capital Co. LLC, Class A, 2.36%, 10/2/18	2,000	2,000
2.38%, 10/4/18	2,000	2,000
2.40%, 10/29/18	1,000	998

Crown Point Capital Co. LLC, 2.38%, 10/1/18 (1)	6,000	6,000

Gotham Funding, 2.33%, 10/5/18 (1)	1,500	1,500

Kells Funding LLC, 2.33%, 1/18/19 (1)	3,000	2,978

Lexington Parker Capital Co. LLC, 2.19%, 10/1/18 (1)	3,000	3,000
2.48%, 1/2/19	3,000	2,981

Liberty Street Funding LLC, 2.46%, 1/23/19	5,000	4,961

LMA Americas LLC, 2.55%, 1/9/19 (1)	2,000	1,986
2.47%, 1/10/19	1,000	993

Matchpoint Finance PLC, 2.33%, 11/7/18 (1)	2,000	1,995
2.32%, 11/21/18 (1)	3,000	2,990

Nieuw Amsterdam Receivables Corp., 2.39%, 1/10/19	2,000	1,987

Ridgefield Funding Co. LLC, 2.38%, 10/1/18	2,000	2,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 15.1% – continued

ABS Other – 15.1% – continued
2.45%, 11/5/18	$4,000	$3,991
2.31%, 12/3/18	3,000	2,988
		76,382
Total ABS Commercial Paper
(Cost $76,382)		76,382

ASSET-BACKED SECURITIES – 0.5%

ABS Other – 0.5%

CNH Equipment Trust 2018-A, 2.45%, 1/4/19	2,778	2,778
Total Asset-Backed Securities
(Cost $2,778)		2,778

CERTIFICATES OF DEPOSIT – 36.6%

Banking – 35.1%

Bank of America N.A., (Floating, ICE LIBOR USD 1M + 0.03%) 2.37%, 11/9/18 (2)	2,000	2,000

Bank of America N.A., New York Branch, 2.49%, 1/14/19	2,250	2,250

Bank of Montreal, Chicago Branch, (Floating, ICE LIBOR USD 1M + 0.25%) 2.49%, 10/29/18 (3)	2,000	2,000
2.27%, 11/2/18	5,000	5,000
(Floating, ICE LIBOR USD 3M + 0.09%) 2.40%, 11/23/18 (3)	3,000	3,000
2.30%, 12/3/18	3,000	3,000
2.38%, 12/26/18	3,000	3,000
2.78%, 7/18/19	3,000	3,000
2.75%, 8/6/19	5,000	5,000

Bank of Nova Scotia, Houston Branch, (Floating, ICE LIBOR USD 3M + 0.20%) 2.54%, 11/9/18 (2)	5,000	5,002
2.60%, 3/13/19	2,000	2,000
2.75%, 6/18/19	3,000	3,000

BNP Paribas S.A., New York Branch, (Floating, ICE LIBOR USD 1M + 0.38%) 2.52%, 10/12/18 (2)	3,000	3,000

Canadian Imperial Bank of Commerce, (Floating, ICE LIBOR USD 3M + 0.17%) 2.51%, 10/29/18 (3)	1,000	1,000

Chiba Bank, Ltd., New York Branch, 2.42%, 12/18/18	3,000	3,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 36.6% – continued

Banking – 35.1% – continued

Citibank N.A., New York Branch, 2.26%, 10/23/18	$5,000	$5,000

Cooperatieve Rabobank U.A., New York Branch, (Floating, ICE LIBOR USD 3M + 0.20%) 2.53%, 12/12/18 (3)	2,000	2,000

Credit Agricole CIB, New York, 2.32%, 11/1/18	4,000	4,000

Credit Industriel et Commercial, London Branch, 2.28%, 10/19/18	4,000	3,995
2.34%, 11/1/18	5,000	5,000

Credit Suisse A.G., New York Branch, (Floating, ICE LIBOR USD 3M + 0.34%) 2.68%, 10/5/18 (3)	3,000	3,000

ING Bank N.V., 2.49%, 12/12/18	3,000	3,000

ING Bank N.V., Amsterdam Branch, (Floating, ICE LIBOR USD 3M + 0.13%) 2.44%, 11/15/18 (2)	4,000	4,000
2.52%, 2/1/19	3,000	3,000

KBC Bank N.V., Brussels Branch, 2.33%, 11/20/18	2,000	2,000
2.32%, 11/29/18	5,000	5,000

KBC Bank N.V., London Branch, 2.31%, 11/13/18	3,000	3,000

Korea Development Bank, 2.35%, 10/5/18	4,000	4,000

Mitsubishi UFJ Trust & Banking Corp., 2.32%, 11/13/18	2,500	2,500
2.26%, 12/7/18	2,000	2,000

Mizuho Bank Ltd., London Branch, 2.34%, 11/9/18	2,500	2,500

Mizuho Bank Ltd., New York Branch, 2.32%, 10/3/18	3,000	3,000

MUFG Bank Ltd., New York Branch, 2.30%, 10/23/18	3,000	3,000

National Australia Bank Ltd., London, 2.66%, 6/28/19	3,000	3,000

Natixis S.A., New York Branch, 2.36%, 10/31/18	4,000	4,000
2.48%, 11/13/18	1,000	1,000

Oversea-Chinese Banking Corp. Ltd., 2.26%, 10/22/18	3,500	3,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 36.6% – continued

Banking – 35.1% – continued

Royal Bank of Canada, New York Branch, (Floating, ICE LIBOR USD 1M + 0.25%) 2.38%, 10/11/18 (3)	$2,000	$2,000
(Floating, ICE LIBOR USD 3M + 0.17%) 2.49%, 11/20/18 (3)	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.17%) 2.49%, 12/7/18 (3)	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.10%) 2.43%, 12/10/18 (3)	3,000	3,000
2.62%, 4/17/19	3,000	3,000

Shizuoka Bank Ltd., New York Branch, 2.31%, 11/21/18	4,000	4,000

Societe Generale, New York Branch, 1.80%, 11/2/18	6,000	5,997
(Floating, ICE LIBOR USD 3M + 0.08%) 2.39%, 11/30/18 (2)	5,000	5,000

Sumitomo Mitsui Trust Bank Ltd., London, 2.32%, 10/15/18	2,000	2,000
2.32%, 11/16/18	5,000	5,000

Sumitomo Mitsui Trust Bank Ltd., New York Branch, (Floating, ICE LIBOR USD 1M + 0.20%) 2.41%, 10/23/18 (2)	3,000	3,000

Svenska Handelsbanken AB, New York Branch, (Floating, ICE LIBOR USD 3M + 0.10%) 2.42%, 12/4/18 (3)	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.20%) 2.53%, 12/17/18 (3)	2,000	2,000
2.71%, 7/5/19	500	500

Toronto Dominion Bank, New York Branch, 1.75%, 10/26/18	2,000	2,000

Wells Fargo Bank N.A., (Floating, ICE LIBOR USD 1M + 0.21%) 2.37%, 10/15/18 (3)	2,500	2,500
(Floating, ICE LIBOR USD 3M + 0.19%) 2.53%, 11/7/18 (3)	3,000	3,000
(Floating, ICE LIBOR USD 3M + 0.05%) 2.39%, 11/9/18 (2)	3,000	3,000

Westpac Banking Corp., New York Branch, (Floating, ICE LIBOR USD 1M + 0.23%) 2.36%, 10/10/18 (3)	2,000	2,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 36.6% – continued

Banking – 35.1% – continued
(Floating, ICE LIBOR USD 3M + 0.10%) 2.42%, 12/4/18 (3)	$4,000	$4,000
(Floating, ICE LIBOR USD 3M + 0.18%) 2.50%, 12/6/18 (3)	3,000	3,000
		177,744

Finance Companies – 1.5%

Invesco Senior Income Trust 2.13%, 10/4/18 (4)(5)	8,000	8,000
Total Certificates Of Deposit
(Cost $185,744)		185,744

COMMERCIAL PAPER – 14.7%

Banking – 13.1%

Australia and New Zealand Banking Group, (Floating, ICE LIBOR USD 1M + 0.26%) 2.37%, 10/3/18 (1)(3)	3,000	3,000

BPCE S.A., 2.36%, 12/6/18 (1)	3,000	2,987

Canadian Imperial Bank of Commerce, (Floating, ICE LIBOR USD 3M + 0.20%) 2.54%, 10/12/18 (3)	3,000	3,000

Commonwealth Bank of Australia, (Floating, ICE LIBOR USD 1M + 0.20%) 2.42%, 10/26/18 (1)(2)	2,000	2,000
(Floating, ICE LIBOR USD 1M + 0.21%) 2.45%, 10/29/18 (1)(3)	2,000	2,000

DBS Bank Ltd., 2.26%, 10/24/18 (1)	5,000	4,993
2.36%, 1/11/19 (1)	2,000	1,987

DBS Bank Ltd., New York Branch, (Floating, ICE LIBOR USD 1M + 0.15%) 2.36%, 10/25/18 (1)(3)	1,000	1,000

HSBC Bank PLC, (Floating, ICE LIBOR USD 3M + 0.18%) 2.50%, 11/19/18 (1)(3)	2,000	2,000

National Australia Bank Ltd., (Floating, ICE LIBOR USD 1M + 0.20%) 2.44%, 10/29/18 (1)(2)	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.20%) 2.53%, 12/17/18 (1)(3)	1,100	1,100

Oversea-Chinese Banking Corp. Ltd., (Floating, ICE LIBOR USD 3M + 0.19%) 2.52%, 10/10/18 (1)(3)	3,500	3,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 14.7% – continued

Banking – 13.1% – continued
(Floating, ICE LIBOR USD 3M + 0.17%) 2.49%, 11/20/18 (1)(3)	$2,000	$2,000
2.32%, 1/7/19 (1)	3,000	2,981
2.43%, 2/25/19 (1)	2,000	1,980

Sumitomo Mitsui Banking Corp., 2.32%, 10/17/18 (1)	5,000	4,995

Swedbank AB, 2.28%, 10/23/18	5,000	4,993

Toronto Dominion Bank, 2.44%, 1/22/19 (1)	2,000	1,985

Toronto Dominion Bank, New York Branch, (Floating, ICE LIBOR USD 3M + 0.11%) 2.45%, 10/9/18 (1)(3)	3,000	3,000
(Floating, ICE LIBOR USD 1M + 0.15%) 2.36%, 10/24/18 (1)(3)	3,000	3,000
(Floating, ICE LIBOR USD 3M + 0.27%) 2.64%, 12/27/18 (1)(3)	2,000	2,000

UBS A.G., London Branch, (Floating, ICE LIBOR USD 3M + 0.33%) 2.67%, 10/9/18 (3)	3,000	3,000

United Overseas Bank Ltd., 2.44%, 11/16/18 (1)	2,000	1,994
2.48%, 12/13/18 (1)	5,000	4,975
		66,470

Brokerage – 1.0%

JPMorgan Securities LLC, (Floating, ICE LIBOR USD 3M + 0.14%) 2.48%, 10/9/18 (1)(3)	2,000	2,000
2.73%, 6/14/19 (1)	3,000	2,942
		4,942

Foreign Local Government – 0.6%

Erste Abwicklungsanstalt, 2.23%, 10/26/18 (1)	3,000	2,995
Total Commercial Paper
(Cost $74,407)		74,407

EURODOLLAR TIME DEPOSITS – 16.8%

Banking – 11.1%

Australia and New Zealand Banking Group, 2.20%, 10/3/18	10,000	10,000

BNP Paribas S.A., Paris Branch, 2.19%, 10/1/18	7,000	7,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 16.8% – continued

Banking – 11.1% – continued

Credit Industrial et Commercial, Paris Branch, 2.20%, 10/1/18	$16,000	$16,000

Mizuho Bank Ltd., New York Branch, 2.17%, 10/1/18	18,000	18,000

Shizuoka Bank Ltd., New York Branch, 2.21%, 10/10/18	5,000	5,000
		56,000

Foreign Local Government – 5.7%

NRW.BANK, 2.20%, 10/1/18	11,000	11,000
2.22%, 10/4/18	10,000	10,000

Zuercher Kantonalbank, Zurich Branch, 2.45%, 10/1/18	8,000	8,000
		29,000
Total Eurodollar Time Deposits
(Cost $85,000)		85,000

MUNICIPAL INVESTMENTS – 15.2%

California – 3.0%

Greentree Senior Apartments II LP, (FHLB of San Francisco LOC), 2.25%, 10/4/18 (3)(4)	12,400	12,400

HW Hellman Building L.P. Bonds, 2.25%, 10/8/18 (4)(5)	3,000	3,000
		15,400

Delaware – 1.1%

Capital Source 16 LLC, 2.40%, 10/8/18 (4)(5)	5,500	5,500

Florida – 2.0%

JPMorgan Chase Putters/Drivers Trust for Halifax Various States Revenue Bonds, Series T0024, (JPMorgan Chase Bank N.A. LOC), 2.25%, 10/1/18 (1)	10,000	10,000

Michigan – 1.0%

Michigan State Finance Authority Variable Taxable Revenue Bonds, School Loan Program (PNC Bank N.A. LOC), 2.20%, 10/8/18 (4)(5)	5,000	5,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 15.2% – continued

New Jersey – 1.0%

North Hudson Sewerage Authority Taxable Gross Revenue Senior Lien Variable Revenue Bonds (TD Bank N.A. LOC), 2.10%, 10/8/18 (4)(5)	$5,000	$5,000

New York – 5.5%

JPMorgan Chase Putters/Drivers Variable Revenue Bonds, Series T0009, 2.25%, 10/1/18 (1)	10,000	10,000

New York State HFA Taxable Variable Revenue Bonds, 606 West 57th Street (Wells Fargo Bank N.A. LOC), 2.10%, 10/8/18 (4)(5)	18,000	18,000
		28,000

Washington – 1.6%

ASC Admiral Way LLC, 2.25%, 10/8/18 (4)(5)	8,000	8,000
Total Municipal Investments
(Cost $76,900)		76,900

Investments, at Amortized Cost
($501,211)		501,211

REPURCHASE AGREEMENTS – 1.0%

Repurchase Agreements – 1.0% (6)

Citigroup Global Markets, Inc., dated 9/28/18, repurchase price $4,960 2.26%, 10/1/18	4,959	4,959
Total Repurchase Agreements
(Cost $4,959)		4,959

Total Investments – 99.9%
(Cost $506,170) (7)		506,170

Other Assets less Liabilities – 0.1%		377
NET ASSETS – 100.0%		$506,547

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Rate as of September 30, 2018 is disclosed.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

(3)

Variable rate security. Rate as of September 30, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(5)

Variable rate security. Rate as of September 30, 2018 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$5,058	2.75%	6/30/25

(7)	The cost for federal income tax purposes was approximately $506,170,000.

Percentages shown are based on Net Assets.

At September 30, 2018, the maturity analysis for the Fund as a percentage of investment was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight (One Business Day)	21.7%
2 – 15 Days	21.9
16 – 30 Days	12.7
31 – 60 Days	18.9
61 – 97 Days	12.9
98 – 180 Days	7.4
181 – 270 Days	2.2
271 – 366 Days	2.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of September 30, 2018:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Money Market Fund (1)	$–	$506,170	$–	$506,170

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMETNS:

1M – 1 Month

3M – 3 Month

ABS – Asset-Backed Securities

CIB – Corporate and Investment Bank

FHLB – Federal Home Loan Bank

HFA – Housing Finance Authority

ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate

LOC – Letter of Credit

USD – United States Dollars

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.7%

Alabama – 0.9%

Mobile County IDA PCR Refunding Bonds, 1.60%, 10/1/18 (1)(2)	$3,000	$3,000

Tuscaloosa County IDA Gulf Opportunity Zone Variable Revenue Bonds, Hunt Refining Project (JPMorgan Chase Bank N.A. LOC), 1.60%, 10/8/18 (1)(2)	2,500	2,500
		5,500

Alaska – 1.0%

Alaska Industrial Development & Export Authority Variable Revenue Refunding Bonds, Greater Fairbanks Community Hospital Foundation Project (Bank of Tokyo-Mitsubishi UFJ LOC), 1.67%, 10/1/18 (1)(2)	1,600	1,600

Alaska State Housing Finance Corp. Home Mortgage Variable Revenue Bonds, Series B, 1.52%, 10/8/18 (1)(2)	3,800	3,800

Valdez Marine Terminal Revenue Refunding Bonds, Exxon Pipelin Co. Project, 1.60%, 10/1/18 (1)(2)	1,200	1,200
		6,600

Colorado – 2.8%

Colorado State General Fund Revenue TRANS, 4.00%, 6/26/19	7,000	7,112

Colorado State HFA SFM Adjustable Revenue Bonds, Class-1-A3, 1.55%, 10/8/18 (1)(2)	2,315	2,315

Colorado State HFA SFM Adjustable Revenue Bonds, Class-1-B-2, 1.56%, 10/8/18 (1)(2)	3,000	3,000

Colorado State HFA SFM Adjustable Revenue Refunding Bonds, Class-1 (GNMA Insured), 1.57%, 10/8/18 (1)(2)	5,000	5,000
		17,427

Connecticut – 0.7%

Connecticut State HFA Housing Finance Program Variable Revenue Refunding Bonds, Subseries F-3, 1.57%, 10/8/18 (1)(2)	4,200	4,200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.7% – continued

Delaware – 0.0%

Delaware State EDA Gas Facilities Variable Revenue Bonds, YMCA Delaware Project (PNC Bank LOC), 1.57%, 10/8/18 (1)(2)	$200	$200

Florida – 12.4%

Broward County School District Revenue TANS, 3.00%, 6/12/19	1,000	1,008

Florida Housing Finance Corp. Revenue Refunding Bonds, Lighthouse Bay Apartments, (FHLMC LOC), 1.59%, 10/8/18 (1)(2)	7,250	7,250

Florida State Gulf Coast University Financing Corp. Capital Improvement Variable Revenue Bonds, Series A, Parking Project (Harris Bank N.A. LOC), 1.57%, 10/8/18 (1)(2)	5,485	5,485

Florida State HFA MFH Adjustable Revenue Bonds, Series XX (FNMA Insured), 1.60%, 10/8/18 (1)(2)	3,700	3,700

Florida State Housing Finance Corp. Multifamily Mortgage Variable Revenue Bonds, Autumn Place Apartments, Series K-1 (Suntrust Bank LOC), 1.57%, 10/8/18 (1)(2)	5,075	5,075

Highlands County Health Facilities Authority Variable Revenue Bonds, Series A, Hospital-Adventist Health System, 1.58%, 10/8/18 (1)(2)	10,320	10,320

JEA Electric System Variable Revenue Bonds, Series 3-A, 1.60%, 10/8/18 (1)(2)	3,500	3,500

JEA Electric System Variable Revenue Bonds, Series 3-C-1, 1.59%, 10/8/18 (1)(2)	4,500	4,500

JEA Electric System Variable Revenue Bonds, Subseries D, 1.63%, 10/1/18 (1)(2)	3,305	3,305

Miami-Dade County Seaport Variable Revenue Bonds, Series A (Bank of Tokyo-Mitsubishi UFJ LOC), 1.57%, 10/8/18 (1)(2)	5,100	5,100

See Notes to the Financial Statements.

MONEY MARKET FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.7% – continued

Florida – 12.4% – continued

Orange County Health Facilities Authority Revenue Bonds, Series C-2, Nemours Foundation (TD Bank N.A. LOC), 1.53%, 10/8/18 (1)(2)	$1,000	$1,000

Orange County HFA Variable Revenue Refunding Bonds, Housing Post Foundation Project (FNMA Insured), 1.55%, 10/8/18 (1)(2)	9,910	9,910

Sunshine State Governmental Financing Commission Variable Revenue Bonds, Miami Dade County Program (MUFG Union Bank N.A. LOC), 1.58%, 10/8/18 (1)(2)	6,400	6,400

Tender Option Bond Trust Floaters Revenue Bonds, Series 2018-7001 (Bank of America N.A. LOC), 1.71%, 10/8/18 (1)(2)(3)	10,995	10,995
		77,548

Georgia – 3.7%

Fulton County Development Authority Variable Revenue Bonds, Kings Ridge Christian School (Branch Banking & Trust Co. LOC), 1.58%, 10/8/18 (1)(2)	10,690	10,690

Monroe County Development Authority Pollution Control Variable Revenue Bonds, Oglethorpe Power Corp. Project, Series B (JPMorgan Chase Bank N.A. LOC), 1.59%, 10/8/18 (1)(2)	7,000	7,000

Municipal Electric Authority of Georgia Adjustable Revenue Refunding Subordinated Bonds (TD Bank N.A. LOC), 1.53%, 10/8/18 (1)(2)	3,000	3,000

Savannah EDA Variable Revenue Bonds, Exempt Facilities Consolidated Utilities Project (Branch Banking & Trust Co. LOC), 1.62%, 10/8/18 (1)(2)	2,635	2,635
		23,325

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.7% – continued

Illinois – 12.6%

Illinois State Development Finance Authority Variable Convertible Revenue Bonds, Series B, Evanston Northwestern, 1.67%, 10/1/18 (1)(2)	$6,880	$6,880

Illinois State Development Finance Authority Variable Revenue Bonds, North Park University Project (U.S. Bank N.A. LOC), 1.55%, 10/8/18 (1)(2)	4,500	4,500

Illinois State Development Finance Authority Variable Revenue Bonds, Wheaton Academy Project (BMO Harris Bank N.A. LOC), 1.62%, 10/8/18 (1)(2)	5,700	5,700

Illinois State Finance Authority Adjustable Revenue Bonds, North Western University, 1.52%, 10/8/18 (1)(2)	2,540	2,540

Illinois State Finance Authority Variable Revenue Bonds, Community Action Partnership (Citibank N.A. LOC), 1.63%, 10/8/18 (1)(2)	2,370	2,370

Illinois State Finance Authority Variable Revenue Bonds, North Park University Project (U.S. Bank N.A. LOC), 1.55%, 10/8/18 (1)(2)	5,000	5,000

Illinois State Finance Authority Variable Revenue Bonds, Series A-2, Northwestern Memorial Hospital, 1.61%, 10/1/18 (1)(2)	4,300	4,300

Illinois State Finance Authority Variable Revenue Bonds, Series B, University of Chicago Medical Center (Wells Fargo Bank N.A. LOC), 1.57%, 10/1/18 (1)(2)	1,800	1,800

Illinois State Finance Authority Variable Revenue Bonds, Series D-1, University of Chicago Medical Center (PNC Bank N.A. LOC), 1.63%, 10/1/18 (1)(2)	6,000	6,000

Illinois State Finance Authority Variable Revenue Bonds, Series D-2, University of Chicago Medical Center (PNC Bank N.A. LOC), 1.63%, 10/1/18 (1)(2)	2,300	2,300

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.7% – continued

Illinois – 12.6% – continued

Illinois State Finance Authority Variable Revenue Refunding Bonds, Hospital Sisters Services (Bank of Montreal LOC), 1.56%, 10/8/18 (1)(2)	$5,000	$5,000

Illinois State Toll Highway Authority Variable Revenue Bonds, Series A-1B, Senior Priority (Bank of America N.A. LOC), (Bank of America N.A. LOC), 1.55%, 10/8/18 (1)(2)	1,000	1,000

Illinois State Toll Highway Authority Variable Revenue Bonds, Series A-2A, Senior Priority (Bank of Tokyo-Mitsubishi UFJ LOC), 1.58%, 10/8/18 (1)(2)	5,360	5,360

Quad Cities Regional EDA Adjustable Revenue Bonds, Augustana College (Harris N.A. LOC), 1.56%, 10/8/18 (1)(2)	3,700	3,700

RBC Municipal Products, Inc. Trust Revenue Notes, Series 2017 E-100 (AGM Insured), 1.51%, 10/8/18 (1)(2)(3)	14,900	14,900

Southwestern Development Authority Variable Revenue Bonds, Arizona, Inc. Project (FHLB Insured), 1.64%, 10/8/18 (1)(2)	1,000	1,000

Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2018-XF2535, 1.51%, 10/8/18 (1)(2)(3)	6,400	6,400
		78,750

Indiana – 1.7%

Indiana State Finance Authority Environmental Variable Revenue Refunding Bonds, Series A-4, Duke Energy Indiana Project (Sumitomo Mitsui Banking LOC), 1.62%, 10/1/18 (1)(2)	3,600	3,600

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.7% – continued

Indiana – 1.7% – continued

Indiana State Finance Authority Health System Variable Revenue Refunding Bonds, Series I, Sisters of St. Francis Health Services, Inc. (Barclays Bank PLC LOC), 1.68%, 10/1/18 (1)(2)	$6,885	$6,885
		10,485

Iowa – 2.6%

Iowa State Finance Authority Community Variable Revenue Bonds, Wesley Retirement Services (Bank of America N.A. LOC), 1.57%, 10/8/18 (1)(2)	300	300

Iowa State Finance Authority Educational Facilities Variable Revenue Bonds, Holy Family Catholic Schools (U.S. Bank N.A. LOC), 1.67%, 10/1/18 (1)(2)	900	900

Iowa State Finance Authority Midwestern Disaster Area Variable Revenue Bonds, Archer Daniels Midland Project, 1.56%, 10/8/18 (1)(2)	10,000	10,000

Iowa State Finance Authority Variable Revenue Bonds, Wesley Retirement Services (Bank of America N.A. LOC), 1.57%, 10/8/18 (1)(2)	1,345	1,345

Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2018-ZM0582, 1.51%, 10/8/18 (1)(2(3)	3,750	3,750
		16,295

Kentucky – 0.2%

Lexington-Fayette Urban County Government Variable Revenue Refunding Bonds, Eastland Parkway (Traditional Bank, Inc. LOC), 1.86%, 10/8/18 (1)(2)	1,115	1,115

Louisiana – 2.2%

East Baton Rouge Parish IDB, Inc. Variable Revenue Bonds, Exxon Mobil Project Gulf, 1.62%, 10/1/18 (1)(2)	1,500	1,500

See Notes to the Financial Statements.

MONEY MARKET FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.7% – continued

Louisiana – 2.2% – continued

East Baton Rouge Parish Industrial Development Board, Inc. Variable Revenue Bonds, Series A, ExxonMobil Project, 1.62%, 10/1/18 (1)(2)	$1,000	$1,000

East Baton Rouge Parish Sales TRB Variable Revenue Refunding Bonds, Series A, Road and Street Improvements (Citibank N.A. LOC), 1.56%, 10/8/18 (1)(2)	5,300	5,300

Louisiana State Public Facilities Authority Multifamily Variable Revenue Refunding Bonds (FNMA Insured), 1.62%, 10/8/18 (1)(2)	6,000	6,000
		13,800

Maryland – 1.4%

Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Ordenton Christian School (PNC Bank N.A. LOC), 1.56%, 10/8/18 (1)(2)	3,535	3,535

Montgomery County, 1.63%, 10/11/18	1,500	1,500

Washington Suburban Sanitary District Variable G.O. Unlimited BANS, Series B-3, 1.55%, 10/8/18 (1)(2)	4,030	4,030
		9,065

Massachusetts – 0.9%

Massachusetts State G.O. Limited RANS, Series A, 4.00%, 4/25/19	5,500	5,569

Minnesota – 2.4%

Minnesota State Higher Education Facilities Authority Variable Revenue Bonds, Concordia University St. Paul, Series 6Q (U.S. Bank N.A. LOC), 1.60%, 10/1/18 (1)(2)	5,335	5,335

Minnetonka MFH Variable Revenue Bonds, Tonka on the Creek Project (Bridgewater Bank LOC), 1.64%, 10/8/18 (1)(2)	3,460	3,460

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.7% – continued

Minnesota – 2.4% – continued

Minnetonka MFH Variable Revenue Refunding Bonds, Minnetonka Hills Apartments (FNMA Insured), 1.65%, 10/8/18 (1)(2)	$295	$295

Owatonna Housing Revenue Variable Revenue Refunding Bonds, Second Century Project (Bridgewater Bank LOC), 1.67%, 10/8/18 (1)(2)	2,055	2,055

Saint Louis Park MFH Variable Revenue Bonds, Shoreham Project (Bridgewater Bank LOC), 1.64%, 10/8/18 (1)(2)	3,700	3,700
		14,845

Mississippi – 1.1%

Jackson County Pollution Control Adjustable Revenue Refunding Bonds, Chevron U.S.A., Inc. Project, 1.75%, 10/1/18 (1)(2)	1,000	1,000

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series B, Chevron USA, Inc. Project, 1.72%, 10/1/18 (1)(2)	2,900	2,900

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series K, Chevron U.S.A., Inc. Project, 1.72%, 10/1/18 (1)(2)	3,200	3,200
		7,100

Missouri – 3.8%

Bridgeton IDA Variable Revenue Bonds, Stolze Printing Project (Carrollton Bank LOC), 1.63%, 10/8/18 (1)(2)	1,900	1,900

Missouri State Health & Educational Facilities Authority Health Facilities Variable Revenue Bonds, Bethesda Health Group I (Bank of America N.A. LOC), 1.67%, 10/1/18 (1)(2)	1,000	1,000

Platte County IDA Adjustable Revenue Refunding Bonds, Wexford Housing Project, 1.62%, 10/8/18 (1)(2)	5,160	5,160

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.7% – continued

Missouri – 3.8% – continued

Saint Charles County IDA Variable Revenue Refunding Bonds, Casalon Apartments Project (FNMA Insured), 1.57%, 10/8/18 (1)(2)	$5,230	$5,230

Saint Joseph IDA Health Facilities Variable Revenue Bonds, Heartland Regional Medical Center (U.S. Bank N.A. LOC), 1.63%, 10/1/18 (1)(2)	8,400	8,400

Saint Louis IDA Variable Revenue Bonds, Mid-America Transplant Services Project (BMO Harris Bank N.A. LOC), 1.60%, 10/1/18 (1)(2)	2,155	2,155
		23,845

Nevada – 1.1%

Clark County Airport System Variable Revenue Bonds, Series D-2B, Subordinate Lien (Royal Bank of Canada LOC), 1.54%, 10/8/18 (1)(2)	6,800	6,800

New Jersey – 0.8%

Hudson County Improvements Authority Revenue Notes, Series C-1 (County Gtd.), 2.25%, 10/18/18	1,000	1,000

RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-102, Floater Certificates (Royal Bank of Canada LOC), 1.51%, 10/8/18 (1)(2)(3)	4,000	4,000
		5,000

New York – 8.4%

New York Adjustable G.O. Unlimited Bonds, Subseries G-7 (Bank of Tokyo-Mitsubishi UFJ LOC), 1.66%, 10/1/18 (1)(2)	900	900

New York City Adjustable G.O. Unlimited Bonds, Series I, Subseries I-4 (TD Bank N.A. LOC), 1.63%, 10/1/18 (1)(2)	1,000	1,000

New York City Adjustable G.O. Unlimited Bonds, Subseries A-5 (Bank of Montreal LOC), 1.52%, 10/8/18 (1)(2)	4,850	4,850

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.7% – continued

New York – 8.4% – continued

New York City Housing Development Corp. MFH Variable Revenue Refunding Bonds, Series G, 1.50%, 11/1/18 (4)(5)	$8,000	$8,000

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series DD-1, Second Generation, 1.63%, 10/1/18 (1)(2)	1,000	1,000

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series F-1, 1.70%, 10/1/18 (1)(2)	1,000	1,000

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries F-2 (Citibank N.A. LOC), 1.63%, 10/1/18 (1)(2)	1,000	1,000

New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Adjustable Revenue Bonds, 1.49%, 10/1/18 (1)(2)	4,200	4,200

New York City Transitional Finance Authority Adjustable Future Tax Secured Adjustable Revenue Bonds, Subseries A-3, 1.67%, 10/1/18 (1)(2)	1,800	1,800

New York City Transitional Finance Authority Adjustable Future Tax Secured Adjustable Revenue Bonds, Subseries A-4, 1.62%, 10/1/18 (1)(5)	1,600	1,600

New York City Transitional Finance Authority Adjustable Future Tax Secured Adjustable Revenue Bonds, Subseries D-3, 1.70%, 10/1/18 (1)(2)	1,000	1,000

New York City Transitional Finance Authority Adjustable Future Tax Secured Variable Convertible Revenue Bonds (Multi Modal Bonds), 1.63%, 10/1/18 (1)(2)	3,850	3,850

See Notes to the Financial Statements.

MONEY MARKET FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.7% – continued

New York – 8.4% – continued

New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, 1.67%, 10/1/18 (1)(2)	$5,000	$5,000

New York State HFA Revenue Bonds, Series S, 19 India Street (JPMorgan Chase Bank N.A. LOC), 1.56%, 10/8/18 (1)(2)	2,320	2,320

New York State HFA Variable Housing Revenue Bonds, 100 Maiden Lane (FNMA Insured), 1.57%, 10/8/18 (1)(2)	1,000	1,000

New York State HFA Variable Housing Revenue Bonds, 316 11th Avenue (FNMA Insured), 1.57%, 10/8/18 (1)(2)	1,100	1,100

New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 159 (Non AMT), 1.55%, 10/8/18 (1)(2)	500	500

New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 207 (Non ACE), 1.57%, 10/8/18 (1)(2)	9,000	9,000

New York Variable G.O. Unlimited Bonds, Subseries A-3 (Mizuho Bank Ltd. LOC), 1.70%, 10/1/18 (1)(2)	1,600	1,600

New York Variable G.O. Unlimited Bonds, Subseries L-4 (U.S. Bank N.A. LOC), 1.63%, 10/1/18 (1)(2)	1,485	1,485
		52,205

Ohio – 3.4%

Hamilton County Hospital Facilities Variable Revenue Refunding Bonds, Cincinnati Children’s Hospital, (Floating, SIFMA Municipal Swap Index Yield + 0.00%) 1.54%, 10/8/18 (2)	7,200	7,200
1.56%, 10/8/18 (1)(2)	300	300

Ohio State Higher Educational Facility Commission Revenue Bonds, Cleveland Clinic Health System, 1.65%, 10/1/18 (1)(2)	2,500	2,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.7% – continued

Ohio – 3.4% – continued

Ohio State Hospital Variable Revenue Refunding Bonds, University Hospitals Health System (PNC Bank N.A. LOC), (PNC Bank N.A. LOC), 1.68%, 10/1/18 (1)(2)	$6,000	$6,000

RBC Municipal Products, Inc. Trust Floater Certificates Revenue Bonds, Series G-27 (Royal Bank of Canada LOC), (Floating, SIFMA Municipal Swap Index Yield + 0.20%) 1.76%, 10/4/18 (5)	5,000	5,000
		21,000

Oregon – 0.0%

Oregon State Facilities Authority Variable Revenue Bonds, Quatama Crossing Housing (FNMA Insured), 1.63%, 10/8/18 (1)(2)	300	300

Pennsylvania – 3.7%

Geisinger Authority Health System Variable Revenue Bonds, Series A-2, 1.60%, 10/1/18 (1)(2)	2,400	2,400

Lancaster County Hospital Authority Variable Revenue Bonds, Series D, Masonic Homes Project (JPMorgan Chase Bank N.A. LOC), 1.60%, 10/1/18 (1)(2)	3,300	3,300

Pennsylvania State Higher Educational Facilities Authority Variable Revenue Bonds, Series B, Drexel University (TD Bank N.A. LOC), 1.57%, 10/1/18 (1)(2)	1,000	1,000

RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-101, Floater Certificates (Royal Bank of Canada LOC), 1.59%, 10/8/18 (1)(2)	5,000	5,000

RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-111 (Royal Bank of Canada LOC), 1.70%, 10/1/18 (1)(2)	7,000	7,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.7% – continued

Pennsylvania – 3.7% – continued

West Cornwall Township Municipal Authority Variable Revenue Bonds, Senior Living Facilities-Lebanon Valley (PNC Bank LOC), 1.56%, 10/8/18 (1)(2)	$4,400	$4,400
		23,100

South Carolina – 6.2%

Greenville Hospital System Board Hospital Facilities Variable Revenue Refunding Bonds, Series B (U.S. Bank N.A. LOC), 1.55%, 10/8/18 (1)(2)	3,500	3,500

South Carolina Public Service, (Bank of America N.A. LOC), 1.75%, 10/10/18	20,000	20,000

Tender Option Bond Trust Receipts/Certificates Floater Revenue Bonds, Series 2018-BAML0003 (Bank of America N.A. LOC), 1.82%, 10/8/18 (1)(2)(3)	15,000	15,000
		38,500

South Dakota – 0.4%

South Dakota State HDA MFH Variable Revenue Bonds, Country Meadows Apartments Project, 1.56%, 10/8/18 (1)(2)	2,500	2,500

Tennessee – 4.7%

Blount County Public Building Authority Variable Revenue Bonds, Series C-3-A, Local Government Public Improvements (County Gtd.), 1.59%, 10/8/18 (1)(2)	5,400	5,400

Blount County Public Building Authority Variable Revenue Bonds, Series E-6-A, Local Government Public Improvements (County Gtd.) (Branch Banking & Trust Co. LOC), 1.59%, 10/8/18 (1)(2)	110	110

Blount County Public Building Authority Variable Revenue Bonds, Series E-7-A, Local Government Public Improvements (County Gtd.) (Branch Banking & Trust Co. LOC), 1.59%, 10/8/18 (1)(2)	2,275	2,275

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.7% – continued

Tennessee – 4.7% – continued

Knox County Health & Educational Facilities Board Variable Revenue Bonds, Johnson Bible College Project (Home Federal Bank of Tennessee LOC), 1.58%, 10/8/18 (1)(2)	$1,900	$1,900

Sevier County Public Building Authority Variable Revenue Bonds, Series 6-A1, Local Government Public Improvement (County Gtd.), 1.59%, 10/8/18 (1)(2)	7,040	7,040

Sevier County Public Building Authority Variable Revenue Bonds, Series V-B-1, Local Government Public Improvement (Branch Banking & Trust Co. LOC), 1.59%, 10/8/18 (1)(2)	2,740	2,740

Shelby County Health Educational & Housing Facilities Board Variable Revenue Bonds, Methodist Le Bonheur (AGM Insured), (AGM Corp. Insured), 1.62%, 10/1/18 (1)(2)	10,000	10,000
		29,465

Texas – 16.9%

Bexar County Health Facilities Corp. Health Care Revenue Bonds, Series A, El Centro Del Barrio (JPMorgan Chase Bank N.A. LOC), 1.62%, 10/8/18 (1)(2)	11,780	11,780

Bexar County HFA Variable Revenue Refunding Bonds, Altamonte Apartments Project (FNMA Insured), 1.62%, 10/8/18 (1)(2)	3,100	3,100

Bexar County Housing Finance Corp. Variable Revenue Refunding Bonds, Palisades Park Apartments Project, 1.64%, 10/8/18 (1)(2)	3,280	3,280

Brazos Harbor Industrial Development Corp. Variable Revenue Refunding Bonds, BASF Corp. Project, 1.63%, 10/8/18 (1)(2)	2,400	2,400

Dallas City, (JPMorgan Chase Bank N.A. Insured), 1.75%, 10/23/18	6,660	6,660

See Notes to the Financial Statements.

MONEY MARKET FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.7% – continued

Texas – 16.9% – continued

Gulf Coast IDA Variable Revenue Bonds, Exxon Mobil Project, 1.60%, 10/1/18 (1)(2)	$7,000	$7,000

Harris County Cultural Educational Facilities Finance Corp. Variable Revenue Bonds, Subseries C-1, Methodist Hospital, 1.70%, 10/1/18 (1)(5)	5,400	5,400

Harris County Hospital District Variable Revenue Refunding Bonds, Senior Lien (JPMorgan Chase Bank N.A. LOC), 1.59%, 10/8/18 (1)(2)	2,055	2,055

JP Morgan Chase Putters/Drivers Trust for Harris County Various States Revenue Bonds, Series 5018 (JPMorgan Chase Bank N.A. LOC), 1.71%, 10/1/18 (3)	2,000	2,000

Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Bonds, Exxonmobil, (Exxon Mobil Corp. Gtd.), 1.61%, 10/1/18 (1)(2)	1,000	1,000

Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Exxonmobil Project, 1.61%, 10/1/18 (1)(2)	500	500

Mesquite Independent School District School Building Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.), 1.60%, 10/8/18 (1)(2)	2,240	2,240

Northwest Independent School District Variable G.O. Unlimited Bonds (PSF-Gtd.), 1.60%, 10/8/18 (1)(2)	500	500

Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Variable Revenue Bonds, Series A, Total Petrochemicals, 1.63%, 10/8/18 (1)(2)	5,000	5,000

Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Variable Revenue Bonds, Total Petrochemicals, 1.63%, 10/8/18 (1)(2)	12,500	12,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.7% – continued

Texas – 16.9% – continued
1.63%, 10/8/18 (1)(2)	$1,600	$1,600

San Antonio Housing Finance Corp. MFH Variable Revenue Bonds, Artisan San Pedro Apartments (FHLMC LOC), 1.57%, 10/8/18 (1)(2)	2,200	2,200

Texas State Department of Housing & Community Affairs MFH Variable Revenue Bonds, Costa Mariposa Apartments, 1.57%, 10/8/18 (1)(2)	7,100	7,100

Texas State Multi-Mode Mobility Fund G.O. Unlimited Bonds, Series B-R, 1.58%, 10/8/18 (1)(2)	3,800	3,800

Texas State TRANS, 4.00%, 8/29/19	13,900	14,171

Texas State Veterans Variable G.O. Unlimited Bonds, 1.63%, 10/8/18 (1)(2)	1,300	1,300

University of North Texas, 1.65%, 10/17/18	10,000	10,000
		105,586

Utah – 0.4%

Murray City Hospital Variable Rate Demand Hospital Revenue Bonds, IHC Health Services Inc., Series B, 1.62%, 10/8/18 (1)(2)	2,200	2,200

Murray City Hospital Variable Rate Demand Hospital Revenue Bonds, IHC Health Services Inc., Series C, 1.69%, 10/1/18 (1)(2)	100	100
		2,300

Virginia – 1.4%

Albemarle County EDA Hospital Variable Revenue Refunding Bonds, Sentara Martha Jeffers, 1.56%, 10/8/18 (1)(2)	5,000	5,000

Lynchburg EDA Hospital Variable Revenue Refunding Bonds, Centra Health Obligated (Branch Banking & Trust Co. LOC), 1.67%, 10/1/18 (1)(2)	3,500	3,500
		8,500

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.7% – continued

Washington – 1.1%

Washington State Higher Educational Facilities Authority Variable Revenue Bonds, Whitman College Project, 1.60%, 10/8/18 (1)(2)	$3,060	$3,060

Washington State Housing Finance Commission Variable Revenue Bonds, Draw Down Redmond Ridge (FHLB Insured), 1.60%, 10/8/18 (1)(2)	3,500	3,500

Washington State Housing Finance Commission Variable Revenue Refunding Bonds, Olympic Heights Apartments (FNMA Insured), 1.57%, 10/8/18 (1)(2)	100	100
		6,660

Wisconsin – 1.1%

Milwaukee Revenue RANS, Series M10, 4.00%, 10/11/18	6,000	6,116

Sun Prairie Development Variable Revenue Bonds, YMCA Dane County Project (U.S. Bank N.A. LOC), 1.56%, 10/8/18 (1)(2)	485	485
		6,601

Wyoming – 0.0%

Uinta County Pollution Control Adjustable Revenue Refunding Bonds, Chevron USA, Inc. Project, 1.59%, 10/1/18 (1)(2)	100	100

Municipal States Pooled Securities – 0.7%

Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2017-XM0492 1.59%, 10/8/18 (1)(2)(3)	4,250,000	4,250
Total Municipal Investments
(Cost $628,536)		628,536

Total Investments – 100.7%
(Cost $628,536) (6)		628,536

Liabilities less Other Assets – (0.7%)		(4,425)
NET ASSETS – 100.0%		$624,111

(1)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(2)

Variable rate security. Rate as of September 30, 2018 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(5)

Variable rate security. Rate as of September 30, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(6)	The cost for federal income tax purposes was approximately $628,536,000.

Percentages shown are based on Net Assets.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	24.0%
Housing	13.6
State	12.3
University	7.4
IDB & PCR	6.3
Transportation	5.3
All other sectors less than 5%	31.1

Total	100.0%

At September 30, 2018, the maturity analysis for the Fund as a percentage of investment was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight (One Business Day)	23.2%
2 – 15 Days	67.4
16 – 30 Days	2.8
31 – 60 Days	1.3
181 – 270 Days	1.0
271 – 366 Days	3.3
367 – 397 Days	1.0

Total	100.0%

See Notes to the Financial Statements.

MONEY MARKET FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of September 30, 2018:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Municipal Money Market Fund (1)	$–	$628,536	$–	$628,536

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM – Assured Guaranty Municipal Corporation

AMT – Alternative Minimum Tax

BANS – Bond Anticipation Notes

EDA – Economic Development Authority

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

G.O. – General Obligation

GNMA – Government National Mortgage Association

Gtd. – Guaranteed

HDA – Housing Development Authority

HFA – Housing Finance Authority

IDA – Industrial Development Authority

IDB – Industrial Development Board

LOC – Letter of Credit

MFH – Multifamily Housing

PCR – Pollution Control Revenue

PSF – Permanent School Fund

RANS – Revenue Anticipation Notes

SFM – Single Family Mortgage

SIFMA – Securities Industry And Financial Markets Association

TANS – Tax Anticipation Notes

TRANS – Tax and Revenue Anticipation Notes

TRB – Tax Revenue Bonds

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 37.3% (1)

Federal Farm Credit Bank – 10.2%

FFCB Bonds, 2.30%, 6/11/19	$35,000	$34,984

FFCB Discount Notes, 1.61%, 10/29/18 (2)	17,000	16,979
2.00%, 11/20/18 (2)	20,000	19,945
2.10%, 12/11/18 (2)	13,000	12,947
1.83%, 1/4/19 (2)	12,000	11,943
2.07%, 1/16/19 (2)	20,000	19,879
2.23%, 1/25/19 (2)	7,000	6,950
2.25%, 2/11/19 (2)	5,000	4,959
2.24%, 2/21/19 (2)	12,000	11,895
2.26%, 2/27/19 (2)	5,000	4,954
2.24%, 3/5/19 (2)	40,000	39,619
2.25%, 3/11/19 (2)	8,000	7,919
2.29%, 3/18/19 (2)	7,000	6,926
2.26%, 3/19/19 (2)	5,000	4,948
2.28%, 3/22/19 (2)	11,000	10,882
2.26%, 3/28/19 (2)	15,000	14,835
2.18%, 4/5/19 (2)	5,000	4,944
2.17%, 4/9/19 (2)	16,000	15,814
2.27%, 4/9/19 (2)	20,000	19,767
2.26%, 4/10/19 (2)	12,000	11,858
2.26%, 4/12/19 (2)	3,000	2,964
2.26%, 4/18/19 (2)	19,000	18,766
2.28%, 4/25/19 (2)	26,000	25,665
2.34%, 4/30/19 (2)	5,000	4,932
2.35%, 5/2/19 (2)	5,000	4,931
2.34%, 5/3/19 (2)	14,000	13,808
2.29%, 5/8/19 (2)	20,000	19,725
2.36%, 5/20/19 (2)	7,000	6,895
2.38%, 5/21/19 (2)	35,000	34,470
2.30%, 5/28/19 (2)	20,000	19,699
2.35%, 6/17/19 (2)	15,000	14,750
2.42%, 7/9/19 (2)	20,000	19,627
2.46%, 7/26/19 (2)	14,000	13,718
2.45%, 8/12/19 (2)	15,000	14,682

FFCB Notes,
(Floating, U.S. Federal Funds + 0.03%) 1.96%, 10/1/18 (3)	55,000	54,997
(Floating, ICE LIBOR USD 1M - 0.07%) 2.03%, 10/1/18 (3)	35,000	35,000
(Floating, U.S. Federal Funds - 0.01%) 2.17%, 10/1/18 (3)	75,000	74,993

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 37.3% (1) – continued

Federal Farm Credit Bank – 10.2% – continued
(Floating, U.S. Federal Funds + 0.02%) 2.20%, 10/1/18 (3)	$8,000	$7,999
(Floating, ICE LIBOR USD 3M - 0.14%) 2.26%, 10/1/18 (3)	75,000	75,000
(Floating, U.S. Federal Funds + 0.13%) 2.31%, 10/1/18 (3)	55,000	55,000
(Floating, U.S. Federal Funds + 0.15%) 2.33%, 10/1/18 (3)	20,000	19,995
(Floating, U.S. Federal Funds + 0.24%) 2.42%, 10/1/18 (3)	6,000	6,000
(Floating, U.S. Federal Funds + 0.25%) 2.43%, 10/1/18 (3)	26,000	26,000
(Floating, ICE LIBOR USD 1M - 0.09%) 2.02%, 10/2/18 (3)	80,000	79,994
(Floating, ICE LIBOR USD 1M - 0.06%) 2.04%, 10/2/18 (3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.10%) 2.01%, 10/3/18 (3)	38,000	38,000
(Floating, ICE LIBOR USD 1M - 0.07%) 2.03%, 10/3/18 (3)	50,000	50,000
(Floating, ICE LIBOR USD 1M - 0.09%) 2.13%, 10/3/18 (3)	125,000	124,995
(Floating, ICE LIBOR USD 1M - 0.05%) 2.07%, 10/6/18 (3)	55,000	55,000
(Floating, ICE LIBOR USD 1M - 0.08%) 2.07%, 10/13/18 (3)	80,000	79,995
(Floating, ICE LIBOR USD 1M - 0.08%) 2.07%, 10/13/18 (3)	50,000	49,995
(Floating, ICE LIBOR USD 1M - 0.08%) 2.08%, 10/16/18 (3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.09%) 2.08%, 10/20/18 (3)	120,000	120,000
(Floating, ICE LIBOR USD 1M - 0.04%) 2.13%, 10/20/18 (3)	85,000	85,000
(Floating, ICE LIBOR USD 1M - 0.07%) 2.15%, 10/23/18 (3)	30,000	29,999
(Floating, ICE LIBOR USD 3M - 0.14%) 2.23%, 12/27/18 (3)	15,000	15,000
		1,660,541

Federal Home Loan Bank – 25.6%

FHLB Discount Notes, 1.94%, 10/9/18 (2)	85,000	84,963
1.91%, 10/10/18 (2)	68,000	67,968
1.96%, 11/2/18 (2)	20,000	19,966
2.21%, 12/17/18 (2)	110,000	109,488
2.16%, 12/19/18 (2)	185,000	184,123

See Notes to the Financial Statements.

MONEY MARKET FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 37.3% (1) – continued

Federal Home Loan Bank – 25.6% – continued
2.17%, 12/19/18 (2)	$110,000	$109,479
2.21%, 1/2/19 (2)	70,000	69,602
2.15%, 1/4/19 (2)	229,000	227,719
2.17%, 1/7/19 (2)	43,000	42,746
2.18%, 1/7/19 (2)	100,000	99,410
2.20%, 1/7/19 (2)	27,000	26,841
2.16%, 1/8/19 (2)	105,000	104,379
2.17%, 1/8/19 (2)	155,000	154,084
2.15%, 1/11/19 (2)	373,000	370,738
2.17%, 1/11/19 (2)	116,000	115,297
2.17%, 1/15/19 (2)	35,000	34,778
2.16%, 1/17/19 (2)	25,000	24,833
2.26%, 1/17/19 (2)	70,000	69,534
2.21%, 2/22/19 (2)	25,000	24,781
2.27%, 3/8/19 (2)	35,000	34,654
2.28%, 4/24/19 (2)	30,000	29,616

FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.15%) 1.96%, 10/1/18 (3)	150,000	150,000
(Floating, ICE LIBOR USD 1M - 0.13%) 1.97%, 10/1/18 (3)	92,000	91,999
(Floating, ICE LIBOR USD 1M - 0.13%) 1.97%, 10/1/18 (3)	55,000	54,999
(Floating, ICE LIBOR USD 1M - 0.08%) 2.02%, 10/4/18 (3)	110,000	110,000
(Floating, ICE LIBOR USD 1M - 0.13%) 1.98%, 10/5/18 (3)	235,000	235,000
(Floating, ICE LIBOR USD 3M - 0.16%) 2.18%, 10/5/18 (3)	19,285	19,304
(Floating, ICE LIBOR USD 3M - 0.21%) 2.13%, 10/6/18 (3)	100,000	100,000
(Floating, ICE LIBOR USD 1M - 0.09%) 2.04%, 10/11/18 (3)	55,000	55,000
(Floating, ICE LIBOR USD 1M - 0.09%) 2.07%, 10/15/18 (3)	80,000	80,000
(Floating, ICE LIBOR USD 1M - 0.09%) 2.07%, 10/17/18 (3)	95,000	95,000
(Floating, ICE LIBOR USD 1M - 0.09%) 2.08%, 10/18/18 (3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.10%) 2.07%, 10/20/18 (3)	105,000	105,000
(Floating, ICE LIBOR USD 1M - 0.08%) 2.09%, 10/20/18 (3)	88,000	88,000
(Floating, ICE LIBOR USD 1M - 0.11%) 2.10%, 10/22/18 (3)	110,000	110,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 37.3% (1) – continued

Federal Home Loan Bank – 25.6% – continued
(Floating, ICE LIBOR USD 1M - 0.11%) 2.11%, 10/23/18 (3)	$50,000	$50,000
(Floating, ICE LIBOR USD 1M - 0.04%) 2.18%, 10/23/18 (3)	26,000	26,000
(Floating, ICE LIBOR USD 1M - 0.11%) 2.11%, 10/24/18 (3)	55,000	55,000
(Floating, ICE LIBOR USD 1M - 0.13%) 2.09%, 10/25/18 (3)	135,000	135,000
(Floating, ICE LIBOR USD 1M - 0.12%) 2.10%, 10/25/18 (3)	150,000	150,000
(Floating, ICE LIBOR USD 1M - 0.15%) 2.07%, 10/26/18 (4)	67,000	67,000
(Floating, ICE LIBOR USD 1M - 0.06%) 2.17%, 10/27/18 (3)	175,000	175,000
(Floating, ICE LIBOR USD 3M - 0.21%) 2.16%, 12/25/18 (3)	205,000	205,000
		4,182,301

Federal National Mortgage Association – 1.5%

FNMA Discount Notes, 1.53%, 10/1/18 (2)	250,000	250,000
Total U.S. Government Agencies
(Cost $6,092,842)		6,092,842

U.S. GOVERNMENT OBLIGATIONS – 19.7%

U.S. Treasury Bills – 3.1%
2.15%, 1/31/19 (2)	70,000	69,487
2.19%, 2/14/19 (2)	65,000	64,462
2.29%, 5/23/19 (2)	65,000	64,039
2.32%, 6/20/19 (2)	210,000	206,485
2.49%, 9/12/19 (2)	100,000	97,631
		502,104

U.S. Treasury Bonds – 0.4%
2.75%, 2/15/19	60,000	60,113

U.S. Treasury Floating Rate Notes – 2.9%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%) 2.19%, 10/1/18 (3)	70,000	69,954
(Floating, U.S. Treasury 3M Bill MMY + 0.04%) 2.24%, 10/1/18 (3)	100,000	99,982
(Floating, U.S. Treasury 3M Bill MMY + 0.06%) 2.25%, 10/1/18 (3)	58,000	58,002

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 19.7% – continued

U.S. Treasury Floating Rate Notes – 2.9% – continued
(Floating, U.S. Treasury 3M Bill MMY + 0.14%) 2.33%, 10/1/18 (3)	$150,000	$149,995
(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 2.36%, 10/1/18 (3)	91,000	90,999
		468,932

U.S. Treasury Notes – 13.3%
0.75%, 10/31/18	225,000	224,779
1.25%, 10/31/18	275,000	274,844
1.75%, 10/31/18	65,000	64,991
1.25%, 11/15/18	118,000	117,911
1.25%, 11/30/18	215,000	214,832
1.38%, 11/30/18	88,000	87,962
1.13%, 1/15/19	120,000	119,695
1.13%, 2/28/19	120,000	119,462
1.38%, 2/28/19	79,000	78,744
1.50%, 2/28/19	124,345	123,982
1.63%, 3/31/19	120,000	119,608
1.25%, 4/30/19	123,000	122,281
1.63%, 4/30/19	200,000	199,183
3.13%, 5/15/19	310,000	311,499
		2,179,773
Total U.S. Government Obligations
(Cost $3,210,922)		3,210,922

Investments, at Amortized Cost
($9,303,764)		9,303,764

REPURCHASE AGREEMENTS – 44.0%

Joint Repurchase Agreements – 0.2% (5)(6)

Bank of America Securities LLC, dated 9/28/18, repurchase price $20,849 0.16%, 10/5/18	20,840	20,840

Societe Generale, New York Branch, dated 9/28/18, repurchase price $20,850 0.16%, 10/5/18	20,841	20,841
		41,681

Repurchase Agreements – 43.8% (7)

BNP Paribas S.A., dated 9/27/18, repurchase price $475,933 2.21%, 10/29/18	475,000	475,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 44.0% – continued

Repurchase Agreements – 43.8% (7) – continued

BNY Mellon Capital Markets LLC, dated 9/28/18, repurchase price $700,132 2.26%, 10/1/18	$700,000	$700,000

Citigroup Global Markets, Inc., dated 9/28/18, repurchase price $189,885 2.24%, 10/1/18	189,850	189,850

ING Financial Markets LLC, dated 9/28/18, repurchase price $650,122 2.25%, 10/1/18	650,000	650,000

NatWest Markets PLC, dated 9/28/18, repurchase price $30,006 2.23%, 10/1/18	30,000	30,000

NatWest Markets PLC, dated 9/28/18, repurchase price $550,103 2.24%, 10/1/18	550,000	550,000

NatWest Markets PLC, dated 9/27/18, repurchase price $1,250,525 2.16%, 10/4/18	1,250,000	1,250,000

NatWest Markets PLC, dated 9/27/18, repurchase price $250,105 2.17%, 10/4/18	250,000	250,000

Nomura Securities International, Inc., dated 9/28/18, repurchase price $2,550,479 2.25%, 10/1/18	2,550,000	2,550,000

Royal Bank of Canada, New York Branch, dated 9/27/18, repurchase price $500,213 2.19%, 10/4/18	500,000	500,000
		7,144,850
Total Repurchase Agreements
(Cost $7,186,531)		7,186,531

Total Investments – 101.0%
(Cost $16,490,295) (8)		16,490,295

Liabilities less Other Assets – (1.0%)		(167,804)
NET ASSETS – 100.0%		$16,322,491

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

(3)

Variable rate security. Rate as of September 30, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$124	3.13% – 6.13%	11/15/27 – 8/15/44
U.S. Treasury Notes	$42,366	0.13% – 0.38%	4/15/19 – 7/15/23
Total	$42,490

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLB	$817,078	0.00% – 5.50%	10/1/18 – 7/15/36
FHLMC	$1,106,307	0.00% – 10.00%	10/12/18 – 9/1/48
FNMA	$1,705,600	0.00% – 7.25%	10/19/18 – 6/1/56
GNMA	$374,565	2.50% – 10.00%	1/15/19 – 9/20/48
TVA	$16,930	0.00% – 5.88%	3/15/23 – 1/15/48
U.S. Treasury Bills	$321,100	0.00%	10/18/18 – 5/23/19
U.S. Treasury Bonds	$1,017,655	0.00% – 8.50%	11/15/18 – 8/15/48
U.S. Treasury Notes	$1,986,874	0.00% – 3.13%	10/31/18 – 8/15/28
Total	$7,346,109

(8)	The cost for federal income tax purposes was approximately $16,490,295,000.

Percentages shown are based on Net Assets.

At September 30, 2018, the maturity analysis for the Fund as a percentage of investment was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight (One Business Day)	36.8%
2 – 15 Days	17.7
16 – 30 Days	8.3
31 – 60 Days	9.1
61 – 97 Days	6.5
98 – 180 Days	12.7
181 – 270 Days	8.0
271 – 366 Days	0.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of September 30, 2018:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Money Market Fund (1)	$–	$16,490,295	$–	$16,490,295

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate

MMY – Money Market Yield

TVA – Tennessee Valley Authority

USD – United States Dollar

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 50.6% (1)

Federal Farm Credit Bank – 26.2%

FFCB Bonds, 2.30%, 6/11/19	$7,000	$6,997

FFCB Discount Notes, 1.50%, 10/1/18 (2)	10,000	10,000
2.03%, 10/1/18 (2)	115,944	115,944
1.98%, 10/2/18 (2)	25,000	24,999
1.98%, 10/5/18 (2)	38,000	37,992
2.01%, 10/9/18 (2)	50,000	49,978
1.53%, 10/10/18 (2)	10,000	9,996
2.01%, 10/10/18 (2)	15,000	14,993
2.00%, 10/11/18 (2)	25,000	24,986
2.01%, 10/11/18 (2)	35,000	34,981
1.61%, 10/29/18 (2)	4,000	3,995
2.16%, 10/31/18 (2)	50,000	49,911
2.07%, 11/8/18 (2)	1,000	998
2.00%, 11/20/18 (2)	5,000	4,986
2.13%, 11/26/18 (2)	48,000	47,843
2.16%, 11/29/18 (2)	20,000	19,930
2.09%, 11/30/18 (2)	10,000	9,966
2.12%, 11/30/18 (2)	3,000	2,989
2.11%, 12/4/18 (2)	5,000	4,981
2.12%, 12/4/18 (2)	2,000	1,992
2.09%, 12/10/18 (2)	3,000	2,988
2.10%, 12/11/18 (2)	3,000	2,988
2.17%, 1/3/19 (2)	5,000	4,972
1.83%, 1/4/19 (2)	3,000	2,986
2.18%, 1/4/19 (2)	2,000	1,989
2.18%, 1/11/19 (2)	20,000	19,878
2.07%, 1/16/19 (2)	5,000	4,970
2.23%, 1/25/19 (2)	1,000	993
2.23%, 2/8/19 (2)	4,000	3,968
2.25%, 2/11/19 (2)	1,000	992
2.24%, 2/21/19 (2)	3,000	2,974
2.26%, 2/27/19 (2)	1,000	991
2.24%, 3/5/19 (2)	10,000	9,905
2.25%, 3/11/19 (2)	2,000	1,980
2.29%, 3/18/19 (2)	1,000	989
2.26%, 3/19/19 (2)	1,000	989
2.28%, 3/22/19 (2)	2,000	1,978
2.26%, 3/28/19 (2)	3,000	2,967
2.18%, 4/5/19 (2)	1,000	989
2.17%, 4/9/19 (2)	3,000	2,966
2.26%, 4/12/19 (2)	3,000	2,964

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 50.6% (1) – continued

Federal Farm Credit Bank – 26.2% – continued
2.26%, 4/18/19 (2)	$4,000	$3,951
2.28%, 4/25/19 (2)	6,000	5,923
2.34%, 4/30/19 (2)	1,000	986
2.35%, 5/2/19 (2)	1,000	986
2.34%, 5/3/19 (2)	3,000	2,959
2.29%, 5/8/19 (2)	5,000	4,931
2.36%, 5/20/19 (2)	2,000	1,970
2.38%, 5/21/19 (2)	5,000	4,924
2.30%, 5/28/19 (2)	5,000	4,925
2.35%, 6/17/19 (2)	3,000	2,950
2.42%, 7/9/19 (2)	5,000	4,907
2.45%, 8/12/19 (2)	5,000	4,894

FFCB Notes, (Floating, U.S. Federal Funds + 0.03%), 1.96%, 10/1/18 (3)	15,000	14,999
(Floating, ICE LIBOR USD 1M - 0.07%), 2.03%, 10/1/18 (3)	8,000	8,000
(Floating, U.S. Federal Funds - 0.01%), 2.17%, 10/1/18 (3)	18,000	17,998
(Floating, U.S. Federal Funds + 0.02%), 2.20%, 10/1/18 (3)	2,000	2,000
(Floating, ICE LIBOR USD 3M - 0.14%), 2.26%, 10/1/18 (3)	15,000	15,000
(Floating, U.S. Federal Funds + 0.13%), 2.31%, 10/1/18 (3)	25,000	25,000
(Floating, U.S. Federal Funds + 0.15%), 2.33%, 10/1/18 (3)	5,000	4,999
(Floating, U.S. Federal Funds + 0.24%), 2.42%, 10/1/18 (3)	1,000	1,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.02%, 10/2/18 (3)	20,000	19,998
(Floating, ICE LIBOR USD 1M - 0.06%), 2.04%, 10/2/18 (3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.10%), 2.01%, 10/3/18 (3)	8,000	8,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.03%, 10/3/18 (3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.13%, 10/3/18 (3)	25,000	24,999
(Floating, ICE LIBOR USD 1M - 0.07%), 2.07%, 10/11/18 (3)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.08%), 2.07%, 10/13/18 (3)	30,000	29,998
(Floating, ICE LIBOR USD 1M - 0.08%), 2.08%, 10/16/18 (3)	10,000	10,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 50.6% (1) – continued

Federal Farm Credit Bank – 26.2% – continued
(Floating, ICE LIBOR USD 1M - 0.09%), 2.08%, 10/20/18 (3)	$35,000	$35,000
(Floating, ICE LIBOR USD 1M - 0.04%), 2.13%, 10/20/18 (3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.15%, 10/23/18 (3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.08%), 2.14%, 10/25/18 (3)	24,000	24,000
(Floating, ICE LIBOR USD 3M - 0.14%), 2.23%, 12/27/18 (3)	5,000	5,000
		900,170

Federal Home Loan Bank – 24.1%

FHLB Discount Notes, 1.94%, 10/9/18 (2)	20,000	19,991
1.91%, 10/10/18 (2)	16,000	15,992
1.96%, 11/2/18 (2)	5,000	4,991
2.21%, 12/17/18 (2)	25,000	24,884
2.16%, 12/19/18 (2)	40,000	39,811
2.17%, 12/19/18 (2)	25,000	24,881
2.21%, 1/2/19 (2)	15,000	14,915
2.15%, 1/4/19 (2)	39,000	38,782
2.18%, 1/7/19 (2)	20,000	19,882
2.19%, 1/7/19 (2)	9,000	8,947
2.20%, 1/7/19 (2)	6,000	5,965
2.17%, 1/8/19 (2)	30,000	29,823
2.18%, 1/8/19 (2)	25,000	24,852
2.15%, 1/11/19 (2)	23,000	22,860
2.17%, 1/11/19 (2)	44,000	43,733
2.17%, 1/15/19 (2)	5,000	4,968
2.26%, 1/17/19 (2)	15,000	14,899
2.18%, 1/18/19 (2)	47,500	47,191
2.27%, 3/8/19 (2)	8,000	7,921
2.28%, 4/24/19 (2)	5,000	4,936

FHLB Notes, (Floating, ICE LIBOR USD 1M - 0.13%), 1.97%, 10/1/18 (3)	31,000	31,000
(Floating, ICE LIBOR USD 1M - 0.08%), 2.02%, 10/4/18 (3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.03%, 10/6/18 (3)	25,000	25,000
(Floating, ICE LIBOR USD 3M - 0.21%), 2.13%, 10/6/18 (3)	22,000	22,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.04%, 10/11/18 (3)	15,000	15,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 50.6% (1) – continued

Federal Home Loan Bank – 24.1% – continued
(Floating, ICE LIBOR USD 1M - 0.09%), 2.07%, 10/15/18 (3)	$45,000	$45,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.07%, 10/17/18 (3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.08%, 10/18/18 (3)	4,000	4,000
(Floating, ICE LIBOR USD 1M - 0.10%), 2.07%, 10/20/18 (3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.08%), 2.09%, 10/20/18 (3)	19,000	19,000
(Floating, ICE LIBOR USD 1M - 0.11%), 2.10%, 10/22/18 (3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.11%), 2.11%, 10/23/18 (3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.13%), 2.09%, 10/25/18 (3)	35,000	35,000
(Floating, ICE LIBOR USD 1M - 0.12%), 2.10%, 10/25/18 (3)	35,000	35,000
(Floating, ICE LIBOR USD 1M - 0.15%), 2.07%, 10/26/18 (4)	16,000	16,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.17%, 10/27/18 (3)	25,000	25,000
(Floating, ICE LIBOR USD 3M - 0.21%), 2.16%, 12/25/18 (3)	18,000	18,000
		830,224

Tennessee Valley Authority – 0.3%

TVA Bonds, 1.75%, 10/15/18	11,000	11,001
Total U.S. Government Agencies
(Cost $1,741,395)		1,741,395

U.S. GOVERNMENT OBLIGATIONS – 18.3%

U.S. Treasury Bills – 3.3%
2.15%, 1/31/19 (2)	15,000	14,890
2.19%, 2/14/19 (2)	15,000	14,876
2.29%, 5/23/19 (2)	15,000	14,778
2.32%, 6/20/19 (2)	50,000	49,163
2.49%, 9/12/19 (2)	20,000	19,526
		113,233

U.S. Treasury Bonds – 0.3%

2.75%, 2/15/19	10,000	10,019

U.S. Treasury Floating Rate Notes – 2.7%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%), 2.19%, 10/1/18 (3)	20,000	19,987

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 18.3% – continued

U.S. Treasury Floating Rate Notes – 2.7% – continued
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 2.24%, 10/1/18 (3)	$20,000	$19,996
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 2.25%, 10/1/18 (3)	12,000	12,001
(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 2.33%, 10/1/18 (3)	20,000	19,999
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 2.36%, 10/1/18 (3)	21,000	21,000
		92,983

U.S. Treasury Notes – 12.0%
0.75%, 10/31/18	25,000	24,976
1.25%, 10/31/18	45,000	44,975
1.75%, 10/31/18	30,000	29,995
1.25%, 11/15/18	28,000	27,979
1.25%, 11/30/18	53,000	52,960
1.38%, 11/30/18	23,000	22,990
1.13%, 1/15/19	12,000	11,977
1.13%, 2/28/19	20,000	19,909
1.38%, 2/28/19	16,000	15,945
1.50%, 2/28/19	20,000	19,943
1.63%, 3/31/19	25,000	24,918
1.25%, 4/30/19	26,000	25,849
1.63%, 4/30/19	27,000	26,890
3.13%, 5/15/19	65,000	65,314
		414,620
Total U.S. Government Obligations
(Cost $630,855)		630,855

Investments, at Amortized Cost
($2,372,250)		2,372,250

REPURCHASE AGREEMENTS – 32.2% (5)

Repurchase Agreements – 32.2%

Bank of America N.A., dated 9/28/18, repurchase price $435,083 2.27%, 10/1/18	435,000	435,000

Bank of Nova Scotia, dated 9/28/18, repurchase price $470,087 2.23%, 10/1/18	470,000	470,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 32.2% (5) – continued

Repurchase Agreements – 32.2% – continued

Citigroup Global Markets, Inc., dated 9/28/18, repurchase price $324 2.24%, 10/1/18	$324	$324

JPMorgan Securities LLC, dated 9/28/18, repurchase price $70,013 2.25%, 10/1/18	70,000	70,000

Mizuho Securities USA, Inc., dated 9/28/18, repurchase price $135,025 2.25%, 10/1/18	135,000	135,000
		1,110,324
Total Repurchase Agreements
(Cost $1,110,324)		1,110,324

Total Investments – 101.1%
(Cost $3,482,574) (6)		3,482,574

Liabilities less Other Assets – (1.1%)		(38,400)
NET ASSETS – 100.0%		$3,444,174

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of September 30, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FNMA	$3,495	0.00%	5/15/27
GNMA	$655,545	2.50% – 4.00%	4/20/43 – 9/20/48
TVA	$124	0.00%	1/15/38
U.S. Treasury Bonds	$63,347	0.75% – 7.88%	2/15/21 – 11/15/47
U.S. Treasury Notes	$416,384	0.25% – 2.75%	4/30/19 – 1/15/27
Total	$1,138,895

(6)	The cost for federal income tax purposes was approximately $3,482,574,000.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

At September 30, 2018, the maturity analysis for the Fund as a percentage of investment was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight (One Business Day)	41.5%
2 – 15 Days	10.6
16 – 30 Days	11.1
31 – 60 Days	8.3
61 – 97 Days	7.7
98 – 180 Days	12.4
181 – 270 Days	7.5
271 – 366 Days	0.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of September 30, 2018:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Money Market Fund (1)	$–	$3,482,574	$–	$3,482,574

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate

MMY – Money Market Yield

TVA – Tennessee Valley Authority

USD – United States Dollar

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 44 funds as of September 30, 2018, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Money Market, Municipal Money Market, U.S. Government Money Market and U.S. Government Select Money Market Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

The Money Market Fund and Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the U.S. Securities and Exchange Commission (“SEC”). The U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Funds are valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds (primarily the Money Market Fund and Municipal Money Market Fund) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, an insurer’s exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Funds may enter into repurchase agreements under the terms of a master repurchase agreement by which the Funds purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Funds to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at The Bank of New York Mellon or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Funds may be delayed or limited. Certain Funds have entered into such repurchase agreements at September 30, 2018, as reflected in their accompanying Schedule of Investments.

Pursuant to exemptive relief granted by the SEC, U.S. Government Money Market Fund and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreements with the Funds

MONEY MARKET FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

and does not collect any additional fees from the Funds for such services. The U.S. Government Money Market Fund has entered into such joint repurchase agreements at September 30, 2018, as reflected in its accompanying Schedule of Investments.

The Funds may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of September 30, 2018, the Funds have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following tables present the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
			FINANCIAL INSTRUMENTS	NET AMOUNT*
Money Market Fund	Citigroup	$ 4,959	$ (4,959)	$ —
	Total	$ 4,959	$ (4,959)	$ —
U.S. Government Money Market	Bank of America	$ 20,840	$ (20,840)	$ —
	BNP Paribas	475,000	(475,000)	—
	BNY Mellon	700,000	(700,000)	—
	Citigroup	189,850	(189,850)	—
	ING	650,000	(650,000)	—
	Natwest	2,080,000	(2,080,000)	—
	Nomura Securities	2,550,000	(2,550,000)	—
	RBC Capital	500,000	(500,000)	—
	Societe Generale	20,841	(20,841)	—
	Total	$ 7,186,531	$ (7,186,531)	$ —

NORTHERN FUNDS SEMIANNUAL REPORT	33	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
			FINANCIAL INSTRUMENTS	NET AMOUNT*
U.S. Government Select Money Market	Bank of America	$ 435,000	$ (435,000)	$ —
	Bank of Nova Scotia	470,000	(470,000)	—
	Citigroup	324	(324)	—
	JPMorgan	70,000	(70,000)	—
	Mizuho	135,000	(135,000)	—
	Total	$1,110,324	$(1,110,324)	$ —

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Funds may receive dividend income, if any, from investment companies. Dividend income is recognized on the ex-dividend date. The Municipal Money Market Fund’s income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

F) LIQUIDITY FEES AND REDEMPTION GATES For the Money Market Fund and Municipal Money Market Fund only, each Fund may impose a liquidity fee of up to 2 percent on redemptions from the Fund or temporarily restrict redemptions from the Fund for up to 10 business days in any given 90-day period (a “redemption gate”) in the event that the Fund’s weekly liquid assets fall below the following thresholds:

30 percent weekly liquid assets — If a Fund’s weekly liquid assets fall below 30 percent of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2 percent of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that the weekly liquid assets of the Fund fall below 30 percent of the total assets.

10 percent weekly liquid assets — If a Fund’s weekly liquid assets fall below 10 percent of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1 percent of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2 percent) would be in the best interest of the Fund.

If a Fund imposes a redemption gate, the Fund and the Fund’s authorized intermediaries will not accept redemption orders until the Fund has notified shareholders that the redemption gate has been lifted.

Liquidity fees and redemption gates may be terminated at any time at the discretion of the Board. In addition, liquidity fees and redemption gates will terminate at the beginning of the next business day once the Fund has invested 30 percent or more of its total assets in weekly liquid assets. A Fund may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees would generally be used to assist the Funds to stem redemptions during times of market stress.

A liquidity fee imposed by a Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to the redemption.

If a Fund’s weekly liquid assets fall below 10 percent of the Fund’s total assets, the Fund reserves the right to permanently suspend redemptions and liquidate if the Board determines that it is not in the best interests of the Fund to continue operating.

Liquidity fees, if any, are included in “Payments for Shares Redeemed” in Note 7 — Capital Share Transactions. No liquidity fees or redemption gates were imposed by the Money Market Fund or Municipal Money Market Fund during the six months ended September 30, 2018.

G) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

MONEY MARKET FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications may relate to net operating losses and expired capital loss carryforwards. These reclassifications have no impact on the net assets or the net asset value (“NAV”) of the Funds.

At March 31, 2018, the following reclassifications were recorded:

Amounts in thousands	ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)	CAPITAL STOCK
Money Market	$110	$(110)	$—
Municipal Money Market	—	1	(1)
U.S. Government Money Market	38	(38)	—
U.S. Government Select Money Market	40	(40)	—

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Fund’s ability to utilize capital loss carry-forwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Municipal Money Market	$66	$—

At March 31, 2018, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Money Market	$—	$366	$—
Municipal Money Market	702	—	—
U.S. Government Money Market	—	16,363	—
U.S. Government Select Money Market	—	3,902	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Money Market	$—	$2,008	$—
Municipal Money Market	3,461	—	—
U.S. Government Money Market	—	109,188	—
U.S. Government Select Money Market	—	24,523	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Money Market	$—	$9,311	$71
Municipal Money Market	2,750	208	622
U.S. Government Money Market	—	10,904	—
U.S. Government Select Money Market	—	4,494	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2018, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2018.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2018.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 20, 2017, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 14-15, 2018, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 19, 2018 and will expire on November 18, 2019, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2018.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2018, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEE	EXPENSE LIMITATIONS
Money Market	0.33%	0.35%
Municipal Money Market	0.33%	0.35%
U.S. Government Money Market	0.33%	0.35%
U.S. Government Select Money Market	0.33%	0.35%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2019. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

NTI may reimburse additional expenses or waive all or a portion of the management fees of a Fund from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. During the six months ended September 30, 2018, NTI voluntarily reimbursed fees for the Money Market Fund and Municipal Money Market Fund. The amounts voluntarily reimbursed by NTI are included in Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations, and the amounts outstanding at September 30, 2018

MONEY MARKET FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

are included as part of Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. Any such reimbursement or waiver is paid monthly to the Funds by NTI.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2018, the following Funds engaged in purchases and/or sales of securities from an affiliated entity:

Amounts in thousands	PURCHASES	SALES*
Municipal Money Market	$226,555	$(377,055)

*	During the six months ended September 30, 2018, the realized gain (loss) associated with these transactions was zero.

Northern Trust pays the Funds, from the returns it receives on a Fund’s uninvested cash as a result of Northern Trust client custody sweep, an amount based on a market rate less an administrative fee. These amounts are shown on the U.S. Government Money Market Fund’s Statements of Operations as Income from affiliates.

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Money Market	$520,198	$1,889	$(351,562)	$170,525
Municipal Money Market	640,789	653	(894,225)	(252,783)
U.S. Government Money Market	31,105,059	34,758	(30,813,306)	326,511
U.S. Government Select Money Market	7,566,991	9,130	(7,910,009)	(333,888)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2018 (UNAUDITED)

Transactions in capital shares for the fiscal year ended March 31, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Money Market	$308,385	$1,587	$(138,450)	$171,522
Municipal Money Market	1,505,900	722	(833,583)	673,039
U.S. Government Money Market	61,850,625	28,540	(62,365,198)	(486,033)
U.S. Government Select Money Market	16,601,578	7,101	(16,111,669)	497,010

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4 — Bank Borrowings and the item noted below.

A Special Joint Meeting of Shareholders of Northern Funds and Northern Institutional Funds was held on October 24, 2018. At the meeting, shareholders of the Money Market Fund approved a change to the Fund’s industry concentration policy to cause the Fund to invest, under normal market conditions, 25% or more of its total assets in securities issued by companies in the financial services industry, and shareholders of the Trust elected eight Trustees. See “Shareholder Meeting Results” below on page 39.

MONEY MARKET FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SHAREHOLDER MEETING RESULTS	SEPTEMBER 30, 2018 (UNAUDITED)

A Special Joint Meeting of Shareholders of Northern Funds and Northern Institutional Funds was held on October 24, 2018, at the office of The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois. At the meeting, the following matters were voted upon by the shareholders of Northern Funds (the resulting votes are presented below):

1. Election of eight Trustees of Northern Funds.

NOMINEE	AFFIRMATIVE	WITHHELD
Therese M. Bobek	17,848,259,502.142	60,151,369.599
Mark G. Doll	17,837,611,403.775	70,799,467.966
Sandra Polk Guthman	17,827,972,827.529	80,438,044.212
Thomas A. Kloet	17,838,253,061.217	70,157,810.524
David R. Martin	17,830,027,812.404	78,383,059.337
Cynthia R. Plouché	17,835,803,612.482	72,607,259.259
Mary Jacobs Skinner	17,844,143,895.597	64,266,976.144
Darek Wojnar	17,839,889,785.968	68,521,085.773

2. To approve a change in the fundamental industry concentration policy of the Money Market Fund to cause the Fund to invest, under normal market conditions, 25% or more of its total assets in securities issued by companies in the financial services industry.

FUND	FOR	AGAINST	ABSTAIN	BROKER NON-VOTE

Money Market	345,566,448.557	651,695.580	144,588.640	27,082,976.680

NORTHERN FUNDS SEMIANNUAL REPORT	39	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FUND EXPENSES	SEPTEMBER 30, 2018 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2018 through September 30, 2018.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/2018 - 9/30/2018” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.35%	$1,000.00	$1,009.20	$1.76
Hypothetical	0.35%	$1,000.00	$1,023.31	$1.78

MUNICIPAL MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.35%	$1,000.00	$1,005.30	$1.76
Hypothetical	0.35%	$1,000.00	$1,023.31	$1.78

U.S. GOVERNMENT MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.35%	$1,000.00	$1,007.70	$1.76
Hypothetical	0.35%	$1,000.00	$1,023.31	$1.78

U.S. GOVERNMENT SELECT MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.35%	$1,000.00	$1,007.70	$1.76
Hypothetical	0.35%	$1,000.00	$1,023.31	$1.78

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

MONEY MARKET FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2018 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 16-17, 2018 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 14-15, 2018 and April 12, 2018. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Funds resulting from their meetings and other interactions throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing reporting and cybersecurity program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of each Fund’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. They also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and

NORTHERN FUNDS SEMIANNUAL REPORT	41	MONEY MARKET FUNDS

MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees considered Northern’s initiatives undertaken in the past few years with respect to the Funds and their shareholders, including to address additional regulatory and reporting requirements, and the conversion of the Money Market Fund and Municipal Money Market Fund to “retail” funds and limiting their beneficial owners to natural persons. The Board took into account that each of the Funds had maintained a stable net asset value.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior and other investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each Fund, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. The Trustees also took into account the relatively low interest rate environment in which the Funds had been and were operating and any contributions by Northern to the Funds to prevent negative yields in past years. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. The Trustees also reviewed the Funds’ performance relative to their performance benchmarks. The Trustees also considered the Funds’ three-year performance versus net expenses as calculated by Broadridge. The Trustees noted that each Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018, and each Fund ranked in the first quartile of its respective Broadridge performance universe for the same periods.

The Trustees took into account management’s discussion of the Funds’ performance and considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Funds. Specifically, they took into consideration that Northern’s more risk averse investment strategies may cause certain Funds to underperform against its peers during certain market environments. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated: the Funds’ contractual and net (after expense reimbursements) management fee rates; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; any voluntary expense reimbursements made by Northern to maintain a positive yield for the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. They noted that the voluntary fee waivers and expense reimbursements could be terminated at any time. The Trustees also noted certain other actions taken by Northern over the years to reduce Fund expenses, such as, service provider fee reductions.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total

MONEY MARKET FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

net operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of the Funds against each Fund’s respective Broadridge peer group, peer universe, and objective median (the median total expense ratio of all of the funds in each Fund’s respective Broadridge category, regardless of sales charges). In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that:

•

The Money Market Fund’s net management fee was lower than its Broadridge peer group and peer universe medians, and its total expense ratio, after reimbursement of expenses, was also lower than its Broadridge peer group and peer universe medians.

•

The Municipal Money Market Fund’s net management fee was lower than its Broadridge peer group and peer universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and peer universe medians.

•

The U.S. Government Money Market Fund’s net management fee was higher than its Broadridge peer group and peer universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and peer universe medians.

•

The U.S. Government Select Money Market Fund’s net management fee was higher than its Broadridge peer group and peer universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and peer universe medians.

The Trustees noted that the total net expenses of all of the Funds were below the objective median of its respective Broadridge category. The Trustees also took into account Northern’s discussion of the Funds’ expenses and that Northern had waived and/or reimbursed expenses for each of the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Fund. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

In addition, the Trustees considered: the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly traded advisers as provided by Broadridge. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of each of the Funds and the quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structures and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels.

The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structures was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that

NORTHERN FUNDS SEMIANNUAL REPORT	43	MONEY MARKET FUNDS

MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders.

Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

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NORTHERN FUNDS SEMIANNUAL REPORT	47	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

MONEY MARKET FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

EQUITY FUNDS

16	ACTIVE M EMERGING MARKETS EQUITY FUND
Ticker Symbol: NMMEX

24	ACTIVE M INTERNATIONAL EQUITY FUND
Ticker Symbol: NMIEX

32	ACTIVE M U.S. EQUITY FUND
Ticker Symbol: NMUSX

37	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Ticker Symbol: NMFIX

40	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Ticker Symbol: NMMGX

43	NORTHERN ENGAGE 360TM FUND
Ticker Symbol: NENGX

FIXED INCOME FUNDS

51	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Ticker Symbol: NMEDX

64	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Ticker Symbol: NMHYX

97	NOTES TO THE FINANCIAL STATEMENTS

113	SHAREHOLDER MEETING RESULTS

114	FUND EXPENSES

116	APPROVAL OF MANAGEMENT AND SUB-ADVISORY AGREEMENTS

124	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ACTIVE M EMERGING MARKETS EQUITY FUND	ACTIVE M INTERNATIONAL EQUITY FUND	ACTIVE M U.S. EQUITY FUND
ASSETS:
Investments, at value	$1,030,570	$1,179,177	$382,422
Investments in affiliates, at value	21,154	60,254	49,558
Foreign currencies, at value (cost $1,244, $648, $1,462, $293, $523 and $965, respectively)	1,245	647	–
Due from broker (Note 2)	–	–	–
Interest income receivable	–	–	–
Dividend income receivable	1,818	2,719	663
Receivable for foreign tax reclaims	256	4,674	–
Receivable for securities sold	14,026	3,608	10,768
Receivable for variation margin on futures contracts	31	12	18
Receivable for fund shares sold	1,654	6	133
Receivable from investment adviser	28	25	21
Unrealized appreciation on bilateral interest rate swap agreements	–	–	–
Unrealized appreciation on forward foreign currency exchange contracts	–	–	–
Prepaid and other assets	11	22	10
Total Assets	1,070,793	1,251,144	443,593
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	–	–	–
Payable for variation margin on centrally cleared interest rate swap agreements	–	–	–
Payable for securities purchased	5,302	2,203	1,540
Unfunded loan commitments (Note 2)	–	–	–
Payable for when-issued securities	–	–	–
Payable for variation margin on futures contracts	132	239	12
Payable for fund shares redeemed	1,431	976	333
Due to broker (Note 2)	–	–	–
Payable to affiliates:
Management fees	189	168	47
Custody fees	16	19	5
Shareholder servicing fees	43	7	–
Transfer agent fees	3	3	1
Trustee fees	2	2	1
Deferred foreign capital gains tax payable	1,615	–	–
Accrued other liabilities	116	20	29
Total Liabilities	8,849	3,637	1,968
Net Assets	$1,061,944	$1,247,507	$441,625
ANALYSIS OF NET ASSETS:
Capital stock	$888,592	$1,033,326	$294,170
Accumulated undistributed net investment income (loss)	19,157	29,307	1,577
Accumulated undistributed net realized gain (loss)	(25,933)	45,170	79,726
Net unrealized appreciation (depreciation)	180,128	139,704	66,152
Net Assets	$1,061,944	$1,247,507	$441,625
Shares Outstanding ($.0001 par value, unlimited authorization)	52,473	106,276	31,586
Net Asset Value, Redemption and Offering Price Per Share	$20.24	$11.74	$13.98
Investments, at cost	$849,011	$1,039,792	$316,238
Investments in affiliates, at cost	21,154	60,254	49,558

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2018 (UNAUDITED)

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND	NORTHERN ENGAGE360TM FUND	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
$1,097,983	$77,602	$173,149	$162,107	$316,356
56,335	1,857	8,756	9,116	34,755
1,471	297	519	966	–
–	–	–	152	–
–	–	–	2,747	5,621
1,155	290	365	11	27
993	209	71	28	–
3,089	17	–	990	624
2	–	–	–	–
1,274	1	–	–	3,594
6	4	6	4	9
–	–	–	2	–
–	–	49	649	–
9	11	9	5	10
1,162,317	80,288	182,924	176,777	360,996

–	–	12	466	–
–	–	–	2	–
6,671	15	146	3,849	12,216
–	–	–	–	11
–	–	–	–	2,376
92	–	14	–	–
1,165	280	–	–	59
–	–	–	18	–

170	12	21	24	46
17	4	5	5	7
22	3	–	–	2
3	–	–	–	1
2	1	–	1	1
–	–	–	–	–
33	27	31	32	30
8,175	342	229	4,397	14,749
$1,154,142	$79,946	$182,695	$172,380	$346,247

$1,083,881	$81,503	$182,811	$195,870	$381,758
8,624	(286)	1,733	1,092	636
58,000	(2,147)	(1,202)	(9,460)	(27,561)
3,637	876	(647)	(15,122)	(8,586)
$1,154,142	$79,946	$182,695	$172,380	$346,247
92,458	7,479	17,583	19,806	35,551
$12.48	$10.69	$10.39	$8.70	$9.74
$1,094,342	$76,720	$173,875	$177,407	$324,942
56,335	1,857	8,756	9,116	34,755

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ACTIVE M EMERGING MARKETS EQUITY FUND		ACTIVE M INTERNATIONAL EQUITY FUND	ACTIVE M U.S. EQUITY FUND
INVESTMENT INCOME:
Dividend income	$19,449	(1)	$19,816 (1)	$4,005 (1)
Non-cash dividend income	–		–	–
Dividend income from investments in affiliates	324		415	249
Interest income	13		34	11
Total Investment Income	19,786		20,265	4,265
EXPENSES:
Management fees	6,408		5,361	1,599
Custody fees	554		610	52
Transfer agent fees	89		99	38
Registration fees	14		13	12
Printing fees	11		12	11
Professional fees	19		19	19
Shareholder servicing fees	66		12	–
Trustee fees	5		5	5
Interest expense	5		–	–
Other	35		10	5
Total Expenses	7,206		6,141	1,741
Less expenses reimbursed by investment adviser	(639)		(601)	(88)
Net Expenses	6,567		5,540	1,653
Net Investment Income	13,219		14,725	2,612
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	32,892	(2)	48,642	28,865
Interest rate swap agreements	–		–	–
Futures contracts	(3,388)		(446)	589
Foreign currency transactions	(918)		(253)	–
Forward foreign currency exchange contracts	–		–	–
Net changes in unrealized appreciation (depreciation) on:
Investments	(175,203	)(3)	(56,900)	23,030
Interest rate swap agreements	–		–	–
Futures contracts	187		738	(8)
Foreign currency translations	118		(236)	–
Forward foreign currency exchange contracts	–		–	–
Net Gains (Losses)	(146,312)		(8,455)	52,476
Net Increase (Decrease) in Net Assets Resulting from Operations	$(133,093)		$6,270	$55,088

(1)	Net of $2,644, $2,059, $45, $2,412, $62, $126 and $99, respectively, in non-reclaimable foreign withholding taxes.
(2)	Net of foreign capital gains tax paid of $131.
(3)	Net of deferred foreign capital gains tax of $1,615.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND	NORTHERN ENGAGE360TM FUND	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$25,601 (1)	$1,811 (1)	$1,752 (1)	$–	$23
2,678	–	–	–	–
444	18	52	79	146
14	–	1	5,594 (1)	10,125
28,737	1,829	1,805	5,673	10,294

5,437	375	423	757	1,198
564	55	73	98	147
91	6	9	13	22
13	12	14	11	13
11	12	11	11	11
19	19	20	19	19
29	4	–	–	3
5	5	5	5	5
–	–	–	–	–
7	7	5	7	6
6,176	495	560	921	1,424
(96)	(103)	(124)	(85)	(190)
6,080	392	436	836	1,234
22,657	1,437	1,369	4,837	9,060

15,505	285	(1,049)	(2,345)	30
–	–	–	(20)	–
600	–	(8)	–	–
(335)	(5)	(2)	(675)	–
–	–	(181)	(630)	–

(45,168)	2,304	1,497	(16,575)	(1,837)
–	–	–	6	–
479	–	54	–	–
(51)	(26)	(7)	(45)	–
–	–	140	230	–
(28,970)	2,558	444	(20,054)	(1,807)
$(6,313)	$3,995	$1,813	$(15,217)	$7,253

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ACTIVE M EMERGING MARKETS EQUITY FUND		ACTIVE M INTERNATIONAL EQUITY FUND		ACTIVE M U.S. EQUITY FUND
Amounts in thousands	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018
OPERATIONS:
Net investment income	$13,219	$15,320	$14,725	$20,377	$2,612	$6,530
Net realized gains (losses)	28,586	68,021	47,943	127,042	29,454	54,159
Net change in unrealized appreciation (depreciation)	(174,898)	164,468	(56,398)	85,979	23,022	6,639
Net Increase (Decrease) in Net Assets Resulting from Operations	(133,093)	247,809	6,270	233,398	55,088	67,328
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(73,948)	59,055	(149,607)	20,098	(84,908)	(165,634)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(73,948)	59,055	(149,607)	20,098	(84,908)	(165,634)
DISTRIBUTIONS PAID:
From net investment income	–	–	–	(19,000)	(1,294)	(6,285)
From net realized gains	–	–	–	–	–	(3,970)
Total Distributions Paid	–	–	–	(19,000)	(1,294)	(10,255)
Total Increase (Decrease) in Net Assets	(207,041)	306,864	(143,337)	234,496	(31,114)	(108,561)
NET ASSETS:
Beginning of period	1,268,985	962,121	1,390,844	1,156,348	472,739	581,300
End of period	$1,061,944	$1,268,985	$1,247,507	$1,390,844	$441,625	$472,739
Accumulated Undistributed Net Investment Income (Loss)	$19,157	$5,938	$29,307	$14,582	$1,577	$259

(1)	Commenced investment operations on November 20, 2017.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018, (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2018

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND		MULTI-MANAGER GLOBAL REAL ESTATE FUND		NORTHERN ENGAGE360TM FUND		MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND		MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018(1)	SEP 30, 2018	MAR 31, 2018	SEP 30, 2018	MAR 31, 2018

$22,657	$32,052	$1,437	$4,738	$1,369	$405	$4,837	$8,672	$9,060	$19,101
15,770	118,966	280	13,504	(1,240)	49	(3,670)	4,159	30	6,132
(44,740)	(66,662)	2,278	(7,607)	1,684	(2,331)	(16,384)	528	(1,837)	(11,850)
(6,313)	84,356	3,995	10,635	1,813	(1,877)	(15,217)	13,359	7,253	13,383

(19,086)	(37,725)	415	(143,081)	82,759	100,052	2,408	86,793	82,764	(51,709)
(19,086)	(37,725)	415	(143,081)	82,759	100,052	2,408	86,793	82,764	(51,709)

(26,221)	(38,377)	(1,437)	(7,385)	–	(52)	(4,441)	(8,919)	(9,180)	(19,123)
–	(50,799)	–	(1,370)	–	–	–	–	–	–
(26,221)	(89,176)	(1,437)	(8,755)	–	(52)	(4,441)	(8,919)	(9,180)	(19,123)
(51,620)	(42,545)	2,973	(141,201)	84,572	98,123	(17,250)	91,233	80,837	(57,449)

1,205,762	1,248,307	76,973	218,174	98,123	–	189,630	98,397	265,410	322,859
$1,154,142	$1,205,762	$79,946	$76,973	$182,695	$98,123	$172,380	$189,630	$346,247	$265,410
$8,624	$12,188	$(286)	$(286)	$1,733	$364	$1,092	$696	$636	$756

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS

ACTIVE M EMERGING MARKETS EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$22.55	$18.05	$15.36		$18.25	$18.98	$18.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	0.28	0.20		0.25	0.24	0.18
Net realized and unrealized gains (losses)	(2.57)	4.22	2.79		(2.49)	(0.78)	0.09
Total from Investment Operations	(2.31)	4.50	2.99		(2.24)	(0.54)	0.27
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	–	(0.30)		(0.28)	(0.19)	(0.21)
From net realized gains	–	–	–		(0.37)	–	–
Total Distributions Paid	–	–	(0.30)		(0.65)	(0.19)	(0.21)
Net Asset Value, End of Period	$20.24	$22.55	$18.05		$15.36	$18.25	$18.98
Total Return(2)	(10.44)%	24.93%	19.75%		(12.11)%	(2.80)%	1.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,061,944	$1,268,985	$962,121		$677,066	$1,313,300	$2,006,652
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	1.10%	1.10%	1.15	%(5)	1.35%	1.35%	1.33%
Expenses, before reimbursements and credits	1.21%	1.21%	1.28	%(5)	1.45%	1.45%	1.53%
Net investment income, net of reimbursements and credits(4)	2.22%	1.34%	1.13	%(5)	1.32%	1.25%	1.00%
Net investment income, before reimbursements and credits	2.11%	1.23%	1.00	%(5)	1.22%	1.15%	0.80%
Portfolio Turnover Rate	40.90%	36.14%	59.52%		37.58%	36.18%	54.90%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $26,000 and $46,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2018 and for the fiscal year ended March 31, 2018, respectively, and approximately $36,000, $16,000, $9,000 and $44,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2017, 2016, 2015 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)

Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursement it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 1.10%. Prior to June 15, 2016, the expense limitation had been 1.35%.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

ACTIVE M INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$11.70	$9.95	$9.35		$10.44	$10.92	$9.88
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.17	0.16		0.13	0.20	0.12
Net realized and unrealized gains (losses)	(0.11)	1.74	0.60		(1.15)	(0.45)	1.04
Total from Investment Operations	0.04	1.91	0.76		(1.02)	(0.25)	1.16
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.16)	(0.16)		(0.07)	(0.23)	(0.12)
Total Distributions Paid	–	(0.16)	(0.16)		(0.07)	(0.23)	(0.12)
Net Asset Value, End of Period	$11.74	$11.70	$9.95		$9.35	$10.44	$10.92
Total Return(2)	0.26%	19.17%	8.27%		(9.77)%	(2.27)%	11.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,247,507	$1,390,844	$1,156,348		$1,448,577	$1,915,763	$2,853,538
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.84%	0.84%	0.92	%(5)	1.20%	1.21%	1.29	%(6)
Expenses, before reimbursements and credits	0.93%	0.93%	1.01	%(5)	1.26%	1.30%	1.41%
Net investment income, net of reimbursements and credits(4)	2.24%	1.49%	1.41	%(5)	1.22%	1.45%	1.31	%(6)
Net investment income, before reimbursements and credits	2.15%	1.40%	1.32	%(5)	1.16%	1.36%	1.19%
Portfolio Turnover Rate	12.99%	65.70%	115.17%		70.24%	35.87%	39.36%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $33,000, $77,000, $71,000, $57,000, $19,000 and $66,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.005, less than 0.005 and less than 0.005 percent of average net assets for the six months ended September 30, 2018 and the fiscal years ended March 31, 2018, 2017, 2016, 2015 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)

Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursement it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.84%. Prior to June 15, 2016, the expense limitation had been 1.20%.

(6)

Effective January 1, 2014, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 1.20%. Prior to January 1, 2014, the expense limitation had been 1.35%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

ACTIVE M U.S. EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	PERIOD ENDED MAR 31, 2017(1)
Net Asset Value, Beginning of Period	$12.55	$11.39	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	0.15	0.09
Net realized and unrealized gains (losses)	1.38	1.24	1.39
Total from Investment Operations	1.46	1.39	1.48
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.14)	(0.09)
From net realized gains	–	(0.09)	–
Total Distributions Paid	(0.03)	(0.23)	(0.09)
Net Asset Value, End of Period	$13.98	$12.55	$11.39
Total Return(2)	11.68%	12.25%	14.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$441,625	$472,739	$581,300
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.66%	0.66%	0.67%
Expenses, before reimbursements and credits	0.70%	0.69%	0.72%
Net investment income, net of reimbursements and credits(4)	1.05%	1.18%	1.16	%(5)
Net investment income, before reimbursements and credits	1.01%	1.15%	1.11	%(5)
Portfolio Turnover Rate	23.14%	68.70%	15.49%

(1)	Commenced investment operations on May 5, 2016.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $20,000, $30,000 and $27,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2018, the fiscal year ended March 31, 2018 and the period from May 5, 2016 (commencement of operations) to March 31, 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced investment operations on May 5, 2016, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$12.83	$12.97	$11.76	$12.22	$12.81	$10.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	0.38	0.28	0.31	0.26	0.23
Net realized and unrealized gains (losses)	(0.31)	0.51	1.22	(0.53)	(0.17)	2.12
Total from Investment Operations	(0.07)	0.89	1.50	(0.22)	0.09	2.35
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.28)	(0.44)	(0.29)	(0.24)	(0.23)	(0.21)
From net realized gains	—	(0.59)	—	—	(0.45)	(0.19)
Total Distributions Paid	(0.28)	(1.03)	(0.29)	(0.24)	(0.68)	(0.40)
Net Asset Value, End of Period	$12.48	$12.83	$12.97	$11.76	$12.22	$12.81
Total Return(2)	(0.59)%	6.62%	12.96%	(1.80)%	0.64%	22.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,154,142	$1,205,762	$1,248,307	$1,178,180	$1,403,843	$1,129,178
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.02%	1.02%	1.02%	1.02%	1.04%	1.18%
Net investment income, net of reimbursements and credits(4)	3.73%	2.59%	2.24%	2.51%	2.05%	2.10%
Net investment income, before reimbursements and credits	3.71%	2.57%	2.22%	2.49%	2.01%	1.92%
Portfolio Turnover Rate	20.18%	44.40%	81.27%	56.92%	58.31%	52.90%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $37,000, $97,000, $52,000, $33,000, $10,000 and $15,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.005, less than 0.005, and less than 0.005 percent of average net assets for the six months ended September 30, 2018 and the fiscal years ended March 31, 2018, 2017, 2016, 2015 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER GLOBAL REAL ESTATE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$10.38	$10.63	$11.91		$16.66	$16.81	$19.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.07	0.30		0.30	0.27	0.23
Net realized and unrealized gains (losses)	0.31	0.35	(0.04)		(0.71)	1.77	(0.17)
Total from Investment Operations	0.50	0.42	0.26		(0.41)	2.04	0.06
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.19)	(0.57)	(0.48)		(0.44)	(0.29)	(0.44)
From net realized gains	—	(0.10)	(1.06)		(3.90)	(1.90)	(1.83)
Total Distributions Paid	(0.19)	(0.67)	(1.54)		(4.34)	(2.19)	(2.27)
Net Asset Value, End of Period	$10.69	$10.38	$10.63		$11.91	$16.66	$16.81
Total Return(2)	4.77%	3.93%	2.72%		(1.46)%	12.76%	0.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$79,946	$76,973	$218,174		$326,942	$767,452	$897,084
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.93%	0.92%	0.96	%(5)	1.11%	1.10%	1.10%
Expenses, before reimbursements and credits	1.17%	1.09%	1.10	%(5)	1.20%	1.26%	1.48%
Net investment income, net of reimbursements and credits(4)	3.40%	2.97%	1.79	%(5)	1.44%	1.67%	1.47%
Net investment income, before reimbursements and credits	3.16%	2.80%	1.65	%(5)	1.35%	1.51%	1.09%
Portfolio Turnover Rate	31.98%	144.67%	167.04%		94.24%	117.05%	48.54%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $8,000, $16,000, $14,000, $6,000 and $22,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.005, less than 0.005 and less than 0.005 percent of average net assets for the six months ended September 30, 2018 and the fiscal years ended March 31, 2018, 2017, 2016, 2015 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)

Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursement it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.91%. Prior to June 15, 2016, the expense limitation had been 1.10%.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

NORTHERN ENGAGE360TM FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	PERIOD ENDED MAR 31, 2018(1)
Net Asset Value, Beginning of Period	$10.17	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	0.05
Net realized and unrealized gains (losses)	0.16	0.13
Total from Investment Operations	0.22	0.18
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.01)
Total Distributions Paid	–	(0.01)
Net Asset Value, End of Period	$10.39	$10.17
Total Return(2)	2.16%	1.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$182,695	$98,123
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.70%	0.70%
Expenses, before reimbursements and credits	0.90%	1.08%
Net investment income, net of reimbursements and credits(4)	2.20%	1.54	%(5)
Net investment income, before reimbursements and credits	2.00%	1.16	%(5)
Portfolio Turnover Rate	15.40%	7.21%

(1)	Commenced investment operations on November 20, 2017.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000 and $2,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2018 and for the period from November 20, 2017 (commencement of operations) to March 31, 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced investment operations on November 20, 2017, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015	PERIOD ENDED MAR 31, 2014(1)
Net Asset Value, Beginning of Period	$9.68	$9.32	$8.89	$9.15		$10.17	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	0.55	0.53	0.35		0.46	0.12
Net realized and unrealized gains (losses)	(1.00)	0.30	0.03	(0.55	)(2)	(1.00)	0.13
Total from Investment Operations	(0.75)	0.85	0.56	(0.20)		(0.54)	0.25
LESS DISTRIBUTIONS PAID:
From net investment income(3)	(0.23)	(0.49)	(0.13)	–		(0.34)	(0.08)
From net realized gains	–	–	–	–		(0.14)	–
Return of capital	–	–	– (4)	(0.06)		–	–
Total Distributions Paid	(0.23)	(0.49)	(0.13)	(0.06)		(0.48)	(0.08)
Net Asset Value, End of Period	$8.70	$9.68	$9.32	$8.89		$9.15	$10.17
Total Return(5)	(7.79)%	9.30%	6.32%	(2.25)%		(5.52)%	2.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$172,380	$189,630	$98,397	$66,299		$106,888	$102,174
Ratio to average net assets of:(6)
Expenses, net of reimbursements and credits(7)	0.94%	0.94%	0.95%	0.95%		0.94%	0.92%
Expenses, before reimbursements and credits	1.04%	1.05%	1.14%	1.11%		1.11%	1.42%
Net investment income, net of reimbursements and credits(7)	5.44%	5.36%	5.48%	5.00%		4.62%	4.43	%(8)
Net investment income, before reimbursements and credits	5.34%	5.25%	5.29%	4.84%		4.45%	3.93	%(8)
Portfolio Turnover Rate	32.41%	99.56%	210.59%	203.48%		273.46%	38.02%

(1)	Commenced investment operations on December 3, 2013.
(2)	The Fund received reimbursements from NTI of approximately $52,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)	Per share amounts from distributions paid from return of capital were less than $0.01 per share.
(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.
(7)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $13,000, $8,000, $5,000, $2,000 and $3,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.01, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2018, the fiscal years ended March 31, 2018, 2017, 2016 and 2015 and the period from December 3, 2013 (commencement of operations) to March 31, 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	As the Fund commenced investment operations on December 3, 2013, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$9.81	$10.01	$9.01		$10.12	$10.72	$11.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	0.63	0.63		0.51	0.53	0.56
Net realized and unrealized gains (losses)	(0.06)	(0.20)	0.91		(1.03)	(0.41)	0.10
Total from Investment Operations	0.24	0.43	1.54		(0.52)	0.12	0.66
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.31)	(0.63)	(0.54)		(0.54)	(0.54)	(0.58)
From net realized gains	–	–	–		(0.05)	(0.18)	(0.36)
Total Distributions Paid	(0.31)	(0.63)	(0.54)		(0.59)	(0.72)	(0.94)
Net Asset Value, End of Period	$9.74	$9.81	$10.01		$9.01	$10.12	$10.72
Total Return(2)	2.59%	4.37%	17.41%		(5.19)%	1.15%	6.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$346,247	$265,410	$322,859		$402,408	$532,258	$728,450
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.85%	0.86%	0.87	%(5)	0.90%	0.90%	0.90%
Expenses, before reimbursements and credits	0.99%	0.99%	0.99	%(5)	0.99%	1.04%	1.19%
Net investment income, net of reimbursements and credits(4)	6.28%	6.26%	6.51	%(5)	5.51%	4.99%	5.21%
Net investment income, before reimbursements and credits	6.14%	6.13%	6.39	%(5)	5.42%	4.85%	4.92%
Portfolio Turnover Rate	16.19%	66.18%	92.50%		73.41%	53.92%	68.10%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $12,000, $18,000, $25,000, $29,000, $6,000 and $28,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.01, less than 0.005 and less than 0.005 percent of average net assets for the six months ended September 30, 2018 and the fiscal years ended March 31, 2018, 2017, 2016, 2015 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)

Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursement it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.85%. Prior to June 15, 2016, the expense limitation had been 0.90%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.7% (1)

Argentina – 0.1%

Grupo Financiero Galicia S.A. ADR	31,107	$791

Austria – 0.1%

Raiffeisen Bank International A.G.	28,960	833

Brazil – 6.5%

Ambev S.A.	168,612	768

Ambev S.A. ADR	15,110	69

Banco do Brasil S.A. *	42,100	306

Banco Santander Brasil S.A. ADR	56,907	501

EDP – Energias do Brasil S.A.	13,800	44

Estacio Participacoes S.A.	84,200	521

Fibria Celulose S.A.	945,980	17,638

Hypera S.A. *	49,700	351

IRB Brasil Resseguros S/A	29,500	483

JBS S.A.	375,200	869

Magazine Luiza S.A.	31,503	960

MRV Engenharia e Participacoes S.A.	164,500	497

Natura Cosmeticos S.A.	1,109,021	7,788

Petrobras Distribuidora S.A.	79,598	384

Petroleo Brasileiro S.A. ADR (New York Exchange) *	267,459	3,228

Porto Seguro S.A.	65,748	968

SLC Agricola S.A.	14,100	212

Suzano Papel e Celulose S.A.	180,896	2,150

TIM Participacoes S.A. ADR	74,634	1,081

Vale S.A.	1,598,153	23,645

Vale S.A. ADR	459,283	6,816
		69,279

Chile – 0.3%

Banco Santander Chile ADR	58,737	1,879

Cencosud S.A.	527,993	1,255
		3,134

China – 16.3%

58.com, Inc. ADR *	12,314	906

Agile Group Holdings Ltd.	332,000	463

Agricultural Bank of China Ltd., Class H	2,672,000	1,303

Aier Eye Hospital Group Co. Ltd., Class A	403,600	1,893

Alibaba Group Holding Ltd. ADR *	140,841	23,205

Anhui Conch Cement Co. Ltd., Class H	450,500	2,692

ANTA Sports Products Ltd.	128,000	614

Baidu, Inc. ADR *	37,032	8,468

Bank of China Ltd., Class H	7,188,106	3,179

Bank of Hangzhou Co. Ltd., Class A	272,300	309

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.7% (1) – continued

China – 16.3% – continued

Beijing Capital International Airport Co. Ltd., Class H	470,000	$568

China Construction Bank Corp., Class H	10,536,569	9,140

China Grand Automotive Services Co. Ltd., Class A	312,200	293

China Longyuan Power Group Corp. Ltd., Class H	253,000	213

China Medical System Holdings Ltd.	238,000	331

China Merchants Bank Co. Ltd., Class H	490,000	1,973

China Petroleum & Chemical Corp., Class H	6,092,000	6,109

China Railway Group Ltd., Class H	2,212,000	2,182

Chongqing Rural Commercial Bank Co. Ltd., Class H	1,280,446	700

CNOOC Ltd.	4,094,342	8,089

Country Garden Holdings Co. Ltd.	449,000	559

Country Garden Services Holdings Co. Ltd. *	631,000	1,073

CSPC Pharmaceutical Group Ltd.	1,340,000	2,842

Ctrip.com International Ltd. ADR *	34,356	1,277

Daqin Railway Co. Ltd., Class A	359,800	430

Dongfeng Motor Group Co. Ltd., Class H	11,402,000	11,743

Foshan Haitian Flavouring & Food Co. Ltd., Class A	42,400	488

Fosun International Ltd.	189,500	334

Guangzhou Automobile Group Co. Ltd., Class H	462,800	507

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	88,000	314

Guangzhou R&F Properties Co. Ltd., Class H	559,309	1,027

Huaneng Renewables Corp. Ltd., Class H	1,050,000	313

Huazhu Group Ltd. ADR	26,461	855

Industrial & Commercial Bank of China Ltd., Class H	7,448,141	5,408

JD.com, Inc. ADR *	6,171	161

Jiangsu Expressway Co. Ltd., Class H	222,000	284

Jiangsu Hengrui Medicine Co. Ltd., Class A	112,300	1,037

Kweichow Moutai Co. Ltd., Class A	28,800	3,058

Longfor Group Holdings Ltd.	241,500	617

Luzhou Laojiao Co. Ltd., Class A	12,100	84

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.7% (1) – continued

China – 16.3% – continued

Ninestar Corp., Class A	35,342	$133

People’s Insurance Co. Group of China (The) Ltd., Class H	3,626,000	1,618

PetroChina Co. Ltd., Class H	432,000	352

PICC Property & Casualty Co. Ltd., Class H	549,000	645

Ping An Insurance Group Co. of China Ltd., Class H	998,500	10,147

Postal Savings Bank of China Co. Ltd., Class H (2)	1,142,000	715

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	592,000	584

Shanghai International Airport Co. Ltd., Class A	62,000	529

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	122,800	307

Shenzhou International Group Holdings Ltd.	38,000	487

Sinopec Engineering Group Co. Ltd., Class H	555,500	634

Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,676,000	1,023

Sinotrans Ltd., Class H	771,000	314

Sinotruk Hong Kong Ltd.	319,000	695

Sunny Optical Technology Group Co. Ltd.	106,200	1,226

Tencent Holdings Ltd.	716,400	29,603

Tianhe Chemicals Group Ltd. *(2)(3)	17,672,000	2,641

Tingyi Cayman Islands Holding Corp.	104,000	191

TravelSky Technology Ltd., Class H	117,617	305

Uni-President China Holdings Ltd.	204,000	217

Want Want China Holdings Ltd.	12,306,000	10,367

Weichai Power Co. Ltd., Class H	425,000	527

Wuliangye Yibin Co. Ltd., Class A	201,200	1,989

Wuxi Biologics Cayman, Inc. *(2)	240,500	2,409

XCMG Construction Machinery Co. Ltd., Class A	474,900	273

YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H (2)	50,400	210
		173,182

Colombia – 0.1%

Ecopetrol S.A. ADR	21,823	588

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.7% (1) – continued

Czech Republic – 0.9%

CEZ A.S.	26,654	$681

Komercni banka A.S.	216,946	8,900
		9,581

Egypt – 1.1%

Commercial International Bank Egypt S.A.E.	2,507,488	11,646

Commercial International Bank Egypt S.A.E. GDR (Registered)	71,868	327
		11,973

France – 0.6%

Airbus S.E.	22,293	2,795

Kering S.A.	2,712	1,450

LVMH Moet Hennessy Louis Vuitton S.E.	5,943	2,098
		6,343

Germany – 0.1%

Symrise A.G.	11,143	1,017

Greece – 0.0%

National Bank of Greece S.A. *	218,405	444

Hong Kong – 4.0%

AIA Group Ltd.	758,600	6,778

China Lumena New Materials Corp. *(4)	5,884,000	–

China Mobile Ltd.	2,077,085	20,385

China Overseas Land & Investment Ltd.	1,696,000	5,311

China Resources Cement Holdings Ltd.	214,000	249

China Resources Power Holdings Co. Ltd.	298,000	524

China Travel International Investment Hong Kong Ltd.	916,000	295

CITIC Ltd.	278,000	414

Haier Electronics Group Co. Ltd. *	638,000	1,718

Health & Happiness H&H International Holdings Ltd. *	129,500	777

Hong Kong Exchanges & Clearing Ltd.	37,000	1,051

Shimao Property Holdings Ltd.	699,500	1,746

Sino Biopharmaceutical Ltd.	1,529,500	1,425

Sun Art Retail Group Ltd.	982,500	1,270

Yuexiu Property Co. Ltd.	2,036,000	361
		42,304

Hungary – 0.1%

MOL Hungarian Oil & Gas PLC	40,740	439

OTP Bank Nyrt.	17,024	631
		1,070

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.7% (1) – continued

India – 8.2%

Aurobindo Pharma Ltd.	167,963	$1,727

Bharat Heavy Electricals Ltd.	232,391	220

Britannia Industries Ltd.	4,680	376

Eicher Motors Ltd.	2,435	812

Godrej Consumer Products Ltd.	48,307	512

HCL Technologies Ltd.	31,663	475

HDFC Bank Ltd.	174,074	4,819

Hindalco Industries Ltd.	548,530	1,739

Hindustan Petroleum Corp. Ltd.	26,540	92

Hindustan Unilever Ltd.	45,704	1,014

Housing Development Finance Corp. Ltd.	154,042	3,727

ICICI Bank Ltd.	134,731	568

Indian Oil Corp. Ltd.	53,615	113

Infosys Ltd. ADR	770,774	7,839

ITC Ltd.	427,613	1,757

JSW Steel Ltd.	46,920	247

KEI Industries Ltd.	130,742	646

Kotak Mahindra Bank Ltd.	40,783	642

Larsen & Toubro Ltd.	270,887	4,753

Mahindra & Mahindra Ltd.	431,232	5,123

Maruti Suzuki India Ltd.	16,576	1,680

Muthoot Finance Ltd.	45,087	251

National Aluminium Co. Ltd.	395,503	331

Nestle India Ltd.	2,180	292

NMDC Ltd.	157,801	246

Oil & Natural Gas Corp. Ltd.	67,795	166

Reliance Capital Ltd.	93,713	365

Reliance Industries Ltd.	560,562	9,730

Sundram Fasteners Ltd.	160,830	1,289

Tata Chemicals Ltd.	20,560	196

Tata Consultancy Services Ltd.	1,025,064	30,828

Tata Global Beverages Ltd.	103,415	334

Tech Mahindra Ltd.	169,483	1,743

Vedanta Ltd.	237,052	759

Wipro Ltd.	98,906	442

Yes Bank Ltd.	344,726	873
		86,726

Indonesia – 1.0%

Adaro Energy Tbk PT	6,011,000	738

Bank Mandiri Persero Tbk PT	5,756,000	2,596

Bank Rakyat Indonesia Persero Tbk PT	12,915,000	2,729

Gudang Garam Tbk PT	184,700	918

Perusahaan Gas Negara Persero Tbk	1,100,900	166

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.7% (1) – continued

Indonesia – 1.0% – continued

Telekomunikasi Indonesia Persero Tbk PT	6,370,000	$1,555

United Tractors Tbk PT	701,500	1,552
		10,254

Ireland – 0.2%

Accenture PLC, Class A	15,266	2,598

Japan – 0.3%

Keyence Corp.	1,680	975

Shiseido Co. Ltd.	34,800	2,695
		3,670

Malaysia – 0.7%

AirAsia Bhd.	986,900	754

Genting Bhd.	493,200	931

Malaysia Airports Holdings Bhd.	339,300	731

Petronas Chemicals Group Bhd.	258,500	584

Public Bank Bhd.	297,800	1,799

Sime Darby Bhd.	1,232,900	776

Tenaga Nasional Bhd.	238,300	890

Top Glove Corp. Bhd.	67,700	174

Westports Holdings Bhd.	418,300	384
		7,023

Mexico – 6.3%

Alfa S.A.B. de C.V., Series A	6,817,710	8,765

America Movil S.A.B. de C.V., Series L	1,096,882	882

America Movil S.A.B. de C.V., Series L ADR	1,080,908	17,359

Coca-Cola Femsa S.A.B. de C.V. ADR	15,864	972

Fomento Economico Mexicano S.A.B. de C.V. ADR	18,153	1,797

Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	193,000	1,379

Grupo Bimbo S.A.B. de C.V., Series A	2,057,658	4,378

Grupo Financiero Banorte S.A.B. de C.V., Series O	755,216	5,463

Industrias Bachoco S.A.B. de C.V. ADR	5,555	300

Megacable Holdings S.A.B. de C.V., Series CPO	98,139	506

Mexichem S.A.B. de C.V.	333,360	1,141

Telesites S.A.B. de C.V. *	505,168	395

Wal-Mart de Mexico S.A.B. de C.V.	7,866,604	23,864
		67,201

Netherlands – 0.2%

Royal Dutch Shell PLC, Class A	58,911	2,022

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.7% (1) – continued

Peru – 0.5%

Credicorp Ltd.	22,153	$4,942

Southern Copper Corp.	16,641	718
		5,660

Philippines – 0.3%

Ayala Land, Inc.	1,098,700	814

BDO Unibank, Inc.	359,600	797

Cebu Air, Inc.	177,490	230

DMCI Holdings, Inc.	1,551,400	327

Globe Telecom, Inc.	10,090	411

SM Investments Corp. (5)	1	–

SM Prime Holdings, Inc.	603,100	405
		2,984

Poland – 0.6%

Energa S.A. *	154,578	328

Grupa Lotos S.A.	31,002	631

Powszechna Kasa Oszczednosci Bank Polski S.A.	340,070	3,951

Powszechny Zaklad Ubezpieczen S.A.	147,921	1,592
		6,502

Qatar – 0.2%

Industries Qatar QSC	3,187	109

Ooredoo QPSC	25,747	488

Qatar National Bank QPSC	27,127	1,324
		1,921

Russia – 2.3%

Gazprom PJSC ADR	1,018,819	5,087

LUKOIL PJSC ADR	167,783	12,851

Mobile TeleSystems PJSC ADR	87,158	743

Novolipetsk Steel PJSC GDR	20,730	559

Rosneft Oil Co. PJSC GDR (Registered)	67,156	504

Sberbank of Russia PJSC ADR	265,493	3,359

Surgutneftegas PJSC ADR (London Exchange)	66,276	274

Yandex N.V., Class A *	33,475	1,101
		24,478

Singapore – 0.1%

DBS Group Holdings Ltd.	44,300	843

South Africa – 5.0%

Absa Group Ltd.	14,158	152

African Rainbow Minerals Ltd.	30,531	278

Barloworld Ltd.	1,133,755	9,866

Bidvest Group (The) Ltd.	95,585	1,249

Clicks Group Ltd.	106,500	1,316

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.7% (1) – continued

South Africa – 5.0% – continued

Discovery Ltd.	108,508	$1,302

Exxaro Resources Ltd.	69,616	712

FirstRand Ltd.	427,004	2,046

Imperial Holdings Ltd.	113,990	1,409

Kumba Iron Ore Ltd.	28,247	640

Naspers Ltd., Class N	46,605	10,030

Nedbank Group Ltd.	34,480	644

RMB Holdings Ltd.	163,289	913

Standard Bank Group Ltd.	905,343	11,186

Truworths International Ltd.	1,896,876	11,182

Wilson Bayly Holmes-Ovcon Ltd.	42,715	463
		53,388

South Korea – 13.7%

Com2uS Corp.	5,524	730

Grand Korea Leisure Co. Ltd.	12,338	277

GS Engineering & Construction Corp.	24,424	1,152

Hana Financial Group, Inc.	120,810	4,852

HDC Hyundai Development Co. – Engineering & Construction, Class E *	6,397	293

Hotel Shilla Co. Ltd.	6,929	678

Hyundai Engineering & Construction Co. Ltd.	23,073	1,404

Hyundai Mobis Co. Ltd.	32,019	6,581

Hyundai Motor Co.	148,552	17,342

Industrial Bank of Korea	57,269	786

KB Financial Group, Inc.	28,764	1,402

Korea Electric Power Corp.	33,372	883

Korea Investment Holdings Co. Ltd.	4,631	317

KT&G Corp.	8,046	754

LG Chem Ltd. (Korean Exchange)	2,912	960

LG Corp.	4,299	281

LG Uplus Corp.	54,687	902

Lotte Shopping Co. Ltd.	3,687	696

NAVER Corp.	497	320

NH Investment & Securities Co. Ltd.	109,143	1,406

OCI Co. Ltd.	9,953	987

Orion Corp.	99,747	9,486

POSCO	55,992	14,870

Samsung Electro-Mechanics Co. Ltd.	17,279	2,163

Samsung Electronics Co. Ltd. (Korean Exchange)	1,225,404	51,323

Samsung Engineering Co. Ltd. *	122,591	2,133

Samsung SDS Co. Ltd.	5,342	1,112

Shinhan Financial Group Co. Ltd.	407,360	16,450

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.7% (1) – continued

South Korea – 13.7% – continued

SK Holdings Co. Ltd.	2,718	$703

SK Hynix, Inc.	49,965	3,293

SK Telecom Co. Ltd.	1,366	347

Ssangyong Cement Industrial Co. Ltd.	37,195	216

Woori Bank	25,444	387
		145,486

Sweden – 0.1%

Elekta AB, Class B	66,210	890

Switzerland – 0.3%

Sika A.G. (Registered)	12,442	1,809

Straumann Holding A.G. (Registered)	2,241	1,685
		3,494

Taiwan – 12.6%

Acer, Inc. *	1,097,000	906

Asustek Computer, Inc.	115,000	989

AU Optronics Corp.	3,990,000	1,677

Catcher Technology Co. Ltd.	1,259,000	13,848

Cathay Financial Holding Co. Ltd.	2,931,000	5,038

Chailease Holding Co. Ltd.	430,960	1,509

China Development Financial Holding Corp.	1,409,000	526

Chipbond Technology Corp.	165,000	319

CTBC Financial Holding Co. Ltd.	8,147,000	6,135

Eclat Textile Co. Ltd.	100,000	1,235

First Financial Holding Co. Ltd.	1,443,458	983

Formosa Chemicals & Fibre Corp.	417,000	1,738

Formosa Plastics Corp.	833,000	3,191

Fubon Financial Holding Co. Ltd.	501,000	850

Gigabyte Technology Co. Ltd.	56,000	88

Hiwin Technologies Corp.	91,000	752

Hon Hai Precision Industry Co. Ltd.	5,841,085	15,044

Largan Precision Co. Ltd.	16,400	1,953

MediaTek, Inc.	71,000	573

President Chain Store Corp.	330,000	3,874

Taiwan Semiconductor Manufacturing Co. Ltd.	5,368,542	45,839

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	460,490	20,335

TCI Co. Ltd.	81,000	1,301

Uni-President Enterprises Corp.	652,000	1,702

United Microelectronics Corp.	2,196,000	1,152

Walsin Lihwa Corp.	581,000	391

Yuanta Financial Holding Co. Ltd.	3,977,000	2,096
		134,044

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.7% (1) – continued

Thailand – 2.9%

Airports of Thailand PCL NVDR	979,300	$1,979

Bangkok Dusit Medical Services PCL NVDR	3,680,200	2,901

Kasikornbank PCL NVDR	733,000	4,886

PTT Exploration & Production PCL NVDR	472,000	2,256

PTT Global Chemical PCL NVDR	763,000	1,918

PTT PCL NVDR	2,337,000	3,922

Siam Commercial Bank (The) PCL (Registered)	2,281,500	10,512

Siam Global House PCL NVDR	1,509,200	975

Star Petroleum Refining PCL NVDR	565,900	260

Thai Oil PCL NVDR	335,500	919

Thanachart Capital PCL NVDR	206,363	343

Tisco Financial Group PCL NVDR	123,700	320
		31,191

Turkey – 0.7%

Akbank T.A.S.	214,928	247

Haci Omer Sabanci Holding A.S.	115,024	145

Turk Hava Yollari A.O. *	27,419	87

Turkcell Iletisim Hizmetleri A.S.	3,415,160	6,529

Turkiye Garanti Bankasi A.S.	225,692	289
		7,297

United Arab Emirates – 1.6%

Dubai Investments PJSC	1,271,258	651

Dubai Islamic Bank PJSC	953,510	1,397

Emaar Properties PJSC	7,061,225	9,521

First Abu Dhabi Bank PJSC	448,369	1,745

NMC Health PLC	86,595	3,829
		17,143

United Kingdom – 0.7%

AstraZeneca PLC	27,985	2,180

Diageo PLC	89,948	3,186

Experian PLC	44,028	1,131

Mondi Ltd.	14,288	392
		6,889

United States – 3.0%

Alphabet, Inc., Class A *	1,960	2,366

Apple, Inc.	11,718	2,645

Citigroup, Inc.	15,078	1,082

Estee Lauder (The) Cos., Inc., Class A	16,445	2,390

Facebook, Inc., Class A *	5,201	855

Mastercard, Inc., Class A	12,020	2,676

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.7% (1) – continued

United States – 3.0% – continued

Microsoft Corp.	31,248	$3,574

NVIDIA Corp.	3,191	897

Raytheon Co.	9,877	2,041

Tenaris S.A. ADR	310,579	10,411

Visa, Inc., Class A	18,126	2,720
		31,657
Total Common Stocks
(Cost $797,352)		973,900

PARTICIPATION (EQUITY LINKED) NOTES – 1.3%

China – 0.9%

Anhui Conch Cement Co. Ltd., Issued by JPMorgan Structured Products, Expires 4/14/21	535,900	2,865

Shanghai International Airport Co. Ltd., Issued by JPMorgan Structured Products, Expires 11/20/19 (2)	718,800	6,140
		9,005

United Kingdom – 0.4%

HSBC Bank PLC, Issued by Al Rajhi Bank, Expires 1/19/21	186,650	4,290
Total Participation (Equity Linked) Notes
(Cost $9,006)		13,295

PREFERRED STOCKS – 3.9% (1)

Brazil – 3.4%

Banco Bradesco S.A. ADR *	595,495	4,216

Banco do Estado do Rio Grande do Sul S.A., Class B, 0.33% (6)	73,200	269

Gerdau S.A. ADR, 0.44% (6)	623,972	2,627

Itau Unibanco Holding S.A., 0.41% (6)	57,261	626

Itau Unibanco Holding S.A. ADR, 0.40% (6)	1,986,257	21,809

Lojas Americanas S.A. *	1,658,583	6,493

Petroleo Brasileiro S.A. *	72,356	378
		36,418

Chile – 0.0%

Embotelladora Andina S.A., Class B ADR, 2.78% (6)	9,566	219

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 3.9% (1) – continued

Colombia – 0.2%

Banco Davivienda S.A., 2.37% (6)	43,042	$497

Bancolombia S.A. ADR, 3.15% (6)	37,497	1,564

		2,061

South Korea – 0.3%

Samsung Electronics Co. Ltd., 3.45% (6)	93,711	3,196
Total Preferred Stocks
(Cost $41,172)		41,894

INVESTMENT COMPANIES – 2.0%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (7)(8)	21,153,674	21,154
Total Investment Companies
(Cost $21,154)		21,154

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S.Treasury Bill, 2.11%, 1/10/19 (9)(10)	$1,490	$1,481
Total Short-Term Investments
(Cost $1,481)		1,481

Total Investments – 99.0%
(Cost $870,165)		1,051,724

Other Assets less Liabilities – 1.0%		10,220
Net Assets – 100.0%		$1,061,944

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)

Restricted security that has been deemed illiquid. At September 30, 2018, the value of this restricted illiquid security amounted to approximately $2,641,000 or 0.2% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
Tianhe Chemicals Group Ltd.	6/13/14-12/15/14	$4,079

(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	Value rounds to less than one thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2018 is disclosed.
(9)	Discount rate at the time of purchase.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
MSCI Emerging Markets Index	174	$9,132	Long	12/18	$37

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.3%
Consumer Discretionary	10.1
Consumer Staples	9.0
Energy	7.0
Financials	21.8
Health Care	2.4
Industrials	5.9
Information Technology	21.7
Materials	9.4
Real Estate	2.0
Utilities	0.4

Total	100.0%

At September 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	20.1%
Hong Kong Dollar	16.5
Korean Won	14.4
Taiwan Dollar	11.1
Indian Rupee	7.7
Brazilian Real	6.4
South African Rand	5.2
All other currencies less than 5%	18.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Argentina	$791	$–	$–	$791
Brazil	69,279	–	–	69,279
Chile	3,134	–	–	3,134
China	34,872	138,310	–	173,182
Colombia	588	–	–	588
Egypt	11,646	327	–	11,973
India	8,282	78,444	–	86,726
Ireland	2,598	–	–	2,598
Mexico	67,201	–	–	67,201
Peru	5,660	–	–	5,660
Philippines	411	2,573	–	2,984
Qatar	597	1,324	–	1,921
Russia	1,845	22,633	–	24,478
South Korea	30,027	115,459	–	145,486
Taiwan	20,335	113,709	–	134,044
United Arab Emirates	1,746	15,397	–	17,143
United Kingdom	1,131	5,758	–	6,889
United States	31,657	–	–	31,657
All Other Countries (1)	–	188,166	–	188,166
Total Common Stocks	291,800	682,100	–	973,900
Participation (Equity Linked) Notes (1)	–	13,295	–	13,295

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Preferred Stocks
South Korea	$–	$3,196	$–	$3,196
All Other Countries (1)	38,698	–	–	38,698
Total Preferred Stocks	38,698	3,196	–	41,894
Investment Companies	21,154	–	–	21,154
Short-Term Investments	–	1,481	–	1,481
Total Investments	$351,652	$700,072	$–	$1,051,724

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$37	$–	$–	$37

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% (1)

Argentina – 0.2%

Globant S.A. *	11,389	$672

YPF S.A. ADR *	92,560	1,430
		2,102

Australia – 2.4%

Beach Energy Ltd.	1,759,210	2,722

BHP Billiton PLC	88,405	1,921

Charter Hall Group	362,885	1,871

CSL Ltd.	111,491	16,121

CSR Ltd.	364,285	990

Downer EDI Ltd.	178,353	1,014

Metcash Ltd.	483,763	1,047

Northern Star Resources Ltd.	244,710	1,467

OZ Minerals Ltd.	105,174	708

Pendal Group Ltd.	103,153	655

Seven Group Holdings Ltd.	72,091	1,179

Star Entertainment Group (The) Ltd.	211,421	791
		30,486

Belgium – 0.5%

Ageas	56,685	3,047

D’ieteren S.A./N.V.	51,070	2,247

Warehouses De Pauw – CVA	10,401	1,369
		6,663

Brazil – 1.0%

Cia Paranaense de Energia	265,800	1,324

Embraer S.A. ADR	253,198	4,960

Petroleo Brasileiro S.A. ADR (New York Exchange) *	114,782	1,385

Raia Drogasil S.A. *	287,200	5,152
		12,821

Canada – 6.6%

Air Canada *	42,561	909

ARC Resources Ltd.	54,483	607

Barrick Gold Corp.	176,521	1,953

BRP, Inc. (Sub Voting)	26,016	1,220

Cameco Corp.	60,377	688

Canada Goose Holdings, Inc. *	33,965	2,192

Canadian Apartment Properties REIT	30,545	1,128

Canadian Imperial Bank of Commerce	7,883	739

Canadian Pacific Railway Ltd.	14,668	3,103

Canadian Pacific Railway Ltd. (New York Stock Exchange)	71,705	15,197

Canadian Western Bank	30,576	807

Capital Power Corp.	47,495	1,048

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% (1) – continued

Canada – 6.6% – continued

Celestica, Inc. *	128,342	$1,390

Dollarama, Inc.	169,556	5,341

Dorel Industries, Inc., Class B	80,361	1,424

E-L Financial Corp. Ltd.	2,035	1,284

Eldorado Gold Corp. *	238,725	211

Encana Corp.	390,786	5,122

Enerflex Ltd.	59,194	758

Entertainment One Ltd.	255,276	1,375

Gildan Activewear, Inc.	112,318	3,417

Gran Tierra Energy, Inc. *	346,920	1,322

Hudbay Minerals, Inc.	106,362	539

IAMGOLD Corp. *	251,694	926

Interfor Corp. *	53,910	798

Kinross Gold Corp. *	326,378	881

Manulife Financial Corp.	311,854	5,575

NFI Group, Inc.	19,322	752

Parex Resources, Inc. *	101,352	1,722

Premium Brands Holdings Corp.	12,204	890

Shopify, Inc., Class A *	81,800	13,453

Sierra Wireless, Inc. *	35,452	713

Sleep Country Canada Holdings, Inc. (2)	26,446	591

Tamarack Valley Energy Ltd. *	415,494	1,618

TFI International, Inc.	36,625	1,329

Tourmaline Oil Corp.	36,523	643

Tricon Capital Group, Inc.	97,523	822
		82,487

China – 1.6%

Baidu, Inc. ADR *	21,627	4,946

China Telecom Corp. Ltd., Class H	7,131,795	3,538

Dongfeng Motor Group Co. Ltd., Class H	2,832,119	2,917

Tencent Holdings Ltd.	218,705	9,037
		20,438

Czech Republic – 0.1%

O2 Czech Republic A.S.	58,984	689

Denmark – 1.5%

AP Moller – Maersk A/S, Class B	2,076	2,914

Chr Hansen Holding A/S	108,797	11,031

Dfds A/S	18,010	891

GN Store Nord A/S	33,845	1,648

Jyske Bank A/S (Registered)	13,310	644

Royal Unibrew A/S	22,529	1,855
		18,983

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% (1) – continued

Finland – 0.4%

Cramo OYJ	51,780	$1,168

DNA OYJ	38,623	863

Metsa Board OYJ	67,146	678

Nokia OYJ	202,571	1,124

Valmet OYJ	52,048	1,160
		4,993

France – 7.4%

Air France-KLM *	296,087	3,079

Alstom S.A.	49,358	2,204

Alten S.A.	15,052	1,546

Arkema S.A.	17,551	2,171

BNP Paribas S.A.	141,716	8,661

Cie de Saint-Gobain	95,668	4,126

Eiffage S.A.	18,771	2,094

Engie S.A.	288,275	4,235

Essilor International Cie Generale d’Optique S.A.	58,446	8,642

Faurecia S.A.	17,671	1,061

Ipsen S.A.	11,896	1,998

LVMH Moet Hennessy Louis Vuitton S.E.	39,988	14,118

Nexity S.A.	24,917	1,376

Pernod Ricard S.A.	64,625	10,602

Renault S.A.	10,249	885

Rexel S.A.	171,641	2,576

Rubis S.C.A.	14,093	763

Savencia S.A.	17,682	1,347

SCOR S.E.	18,671	867

SEB S.A.	4,274	727

Societe BIC S.A.	21,086	1,930

Societe Generale S.A.	74,655	3,202

SOITEC *	10,325	714

Teleperformance	16,771	3,164

Television Francaise 1	49,168	518

TOTAL S.A.	111,400	7,193

Trigano S.A.	3,852	421

Ubisoft Entertainment S.A. *	6,902	747

Worldline S.A./France *(2)	13,339	852
		91,819

Germany – 5.4%

Aareal Bank A.G.	16,340	683

adidas A.G.	50,042	12,253

alstria office REIT-A.G.	64,711	960

BASF S.E.	81,844	7,273

Bechtle A.G.	12,496	1,269

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% (1) – continued

Germany – 5.4% – continued

Carl Zeiss Meditec A.G. (Bearer)	20,099	$1,691

CECONOMY A.G.	134,681	951

Deutsche Post A.G. (Registered)	68,062	2,427

Draegerwerk A.G. & Co. KGaA	36,956	3,202

Duerr A.G.	22,306	1,004

E.ON S.E.	224,403	2,288

Gerresheimer A.G.	9,920	838

HUGO BOSS A.G.	11,095	854

Kloeckner & Co. S.E.	77,723	898

Linde A.G.	37,265	8,813

METRO A.G.	205,407	3,218

MTU Aero Engines A.G.	5,549	1,250

Rheinmetall A.G.	9,280	970

RHOEN-KLINIKUM A.G.	69,501	1,786

RWE A.G.	83,304	2,055

SAF-Holland S.A.	52,531	794

Salzgitter A.G.	17,300	864

SAP S.E.	36,946	4,547

Siltronic A.G.	6,025	738

Stabilus S.A.	20,920	1,728

TAG Immobilien A.G.	81,533	1,941

Wirecard A.G.	11,825	2,561
		67,856

Hong Kong – 2.8%

AIA Group Ltd.	1,419,800	12,686

Bosideng International Holdings Ltd.	7,534,000	1,053

China High Precision Automation Group Ltd. *(3)	982,000	5

China Merchants Port Holdings Co. Ltd.	702,309	1,343

China Mobile Ltd.	1,134,418	11,133

China Unicom Hong Kong Ltd.	3,129,433	3,663

First Pacific Co. Ltd.	1,740,000	856

Luk Fook Holdings International Ltd.	261,000	902

Melco International Development Ltd.	294,000	579

Towngas China Co. Ltd. *	984,000	857

Yue Yuen Industrial Holdings Ltd.	466,500	1,296
		34,373

Hungary – 0.0%

Magyar Telekom Telecommunications PLC	370,235	532

India – 0.9%

HDFC Bank Ltd. ADR	120,203	11,311

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% (1) – continued

Ireland – 3.2%

Accenture PLC, Class A	89,794	$15,283

Bank of Ireland Group PLC	243,164	1,881

C&C Group PLC	896,066	3,444

Dalata Hotel Group PLC	107,606	854

Grafton Group PLC	79,205	781

ICON PLC *	72,404	11,132

Ryanair Holdings PLC ADR *	61,112	5,869

UDG Healthcare PLC	127,338	1,129
		40,373

Israel – 0.2%

Taro Pharmaceutical Industries Ltd. *	22,133	2,176

Italy – 3.3%

A2A S.p.A.	688,993	1,195

Amplifon S.p.A.	121,544	2,698

Assicurazioni Generali S.p.A.	203,318	3,506

Banca Generali S.p.A.	19,671	508

BPER Banca	382,679	1,769

Brembo S.p.A.	153,688	2,011

DiaSorin S.p.A.	8,090	851

Eni S.p.A.	305,038	5,753

Infrastrutture Wireless Italiane S.p.A. (2)	182,951	1,355

Luxottica Group S.p.A.	103,672	7,036

Saipem S.p.A. *	493,480	3,037

UniCredit S.p.A.	738,364	11,070
		40,789

Japan – 17.7%

ADEKA Corp.	97,300	1,670

Aiful Corp. *	235,800	706

Asahi Intecc Co. Ltd.	27,300	1,192

Benesse Holdings, Inc.	19,691	561

Bic Camera, Inc.	71,500	994

Calbee, Inc.	56,300	1,852

Canon, Inc.	68,641	2,173

Chiyoda Corp.	87,223	710

Chudenko Corp.	58,600	1,336

Citizen Watch Co. Ltd.	153,526	1,012

CKD Corp.	58,500	751

Dai Nippon Printing Co. Ltd.	70,800	1,647

Daifuku Co. Ltd.	17,300	882

Dai-ichi Life Holdings, Inc.	151,950	3,163

Daikyonishikawa Corp.	54,900	634

DeNA Co. Ltd.	80,255	1,418

Denka Co. Ltd.	25,400	886

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% (1) – continued

Japan – 17.7% – continued

DMG Mori Co. Ltd.	57,900	$968

East Japan Railway Co.	53,300	4,952

Eisai Co. Ltd.	24,331	2,369

en-japan, Inc.	17,300	868

FANUC Corp.	53,800	10,146

Fuji Media Holdings, Inc.	112,091	1,994

Fuji Oil Holdings, Inc.	35,500	1,118

Fujitsu Ltd.	50,607	3,604

Gree, Inc.	189,670	892

Hachijuni Bank (The) Ltd.	483,300	2,217

Hitachi Metals Ltd.	133,602	1,654

Honda Motor Co. Ltd.	178,046	5,390

Horiba Ltd.	15,300	811

Ibiden Co. Ltd.	69,193	970

Inpex Corp.	237,555	2,957

Japan Airlines Co. Ltd.	118,600	4,263

Japan Hotel REIT Investment Corp.	1,029	749

JCR Pharmaceuticals Co. Ltd.	14,800	840

JGC Corp.	108,525	2,490

JSR Corp.	159,440	2,976

Kanamoto Co. Ltd.	27,700	983

KDDI Corp.	226,400	6,256

Keihin Corp.	40,900	845

Kenedix Office Investment Corp.	119	759

Keyence Corp.	25,460	14,770

Kissei Pharmaceutical Co. Ltd.	106,800	3,385

Kyushu Financial Group, Inc.	182,400	867

Lasertec Corp.	23,500	782

Maeda Corp.	78,500	1,037

Makino Milling Machine Co. Ltd.	16,400	700

Matsumotokiyoshi Holdings Co. Ltd.	30,200	1,238

Medipal Holdings Corp.	103,700	2,164

Mitsubishi Heavy Industries Ltd.	96,215	3,716

Mitsubishi Tanabe Pharma Corp.	114,900	1,922

Mitsubishi UFJ Financial Group, Inc.	728,549	4,535

Mizuho Financial Group, Inc.	2,381,696	4,153

NET One Systems Co. Ltd.	91,700	2,202

Nikon Corp.	77,803	1,462

Nippon Accommodations Fund, Inc.	177	789

Nippon Suisan Kaisha Ltd.	156,300	1,018

Nippon Television Holdings, Inc.	79,076	1,370

North Pacific Bank Ltd.	268,200	909

OKUMA Corp.	14,400	800

Open House Co. Ltd.	26,800	1,320

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% (1) – continued
Japan – 17.7% – continued

PALTAC CORPORATION	33,400	$1,826

Penta-Ocean Construction Co. Ltd.	151,100	1,007

Rengo Co. Ltd.	94,500	806

Rohto Pharmaceutical Co. Ltd.	32,100	1,127

Round One Corp.	72,700	963

Ryobi Ltd.	29,900	1,174

Sankyo Co. Ltd.	82,476	3,227

Sankyu, Inc.	17,600	997

Sanwa Holdings Corp.	88,100	1,049

SCREEN Holdings Co. Ltd.	9,800	572

Sega Sammy Holdings, Inc.	120,000	1,769

Seino Holdings Co. Ltd.	71,700	1,084

Shiga Bank (The) Ltd.	41,400	1,065

Shimamura Co. Ltd.	19,168	1,817

Ship Healthcare Holdings, Inc.	25,500	986

Shizuoka Bank (The) Ltd.	182,000	1,634

Showa Denko K.K.	27,700	1,529

Sompo Holdings, Inc.	85,100	3,624

Starts Corp., Inc.	32,600	719

Sumitomo Bakelite Co. Ltd.	29,200	1,313

Sumitomo Forestry Co. Ltd.	69,000	1,200

Sumitomo Mitsui Financial Group, Inc.	198,250	8,002

Sumitomo Mitsui Trust Holdings, Inc.	76,912	3,165

Sushiro Global Holdings Ltd.	13,000	770

Sysmex Corp.	92,440	7,966

T&D Holdings, Inc.	246,981	4,076

Taisho Pharmaceutical Holdings Co. Ltd.	15,600	1,907

Taiyo Yuden Co. Ltd.	56,500	1,270

Takasago Thermal Engineering Co. Ltd.	51,000	923

Takeda Pharmaceutical Co. Ltd.	253,413	10,851

TIS, Inc.	38,800	1,940

Toagosei Co. Ltd.	128,100	1,478

Toda Corp.	109,900	793

Tokyo Ohka Kogyo Co. Ltd.	46,200	1,369

Tokyo Steel Manufacturing Co. Ltd.	119,500	875

Toyo Suisan Kaisha Ltd.	64,100	2,485

TSI Holdings Co. Ltd.	221,100	1,612

TV Asahi Holdings Corp.	86,100	1,653

UT Group Co. Ltd. *	40,400	1,442

Wacoal Holdings Corp.	57,700	1,652

Yahoo Japan Corp.	911,310	3,280

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% (1) – continued
Japan – 17.7% – continued

Yamato Kogyo Co. Ltd.	21,900	$690

Zenkoku Hosho Co. Ltd.	31,900	1,276
		220,760

Jordan – 0.1%

Hikma Pharmaceuticals PLC	35,656	859

Mexico – 1.0%

Cemex S.A.B. de C.V. ADR (Participation Certificate) *	112,226	790

Fibra Uno Administracion S.A. de C.V.	937,322	1,240

Wal-Mart de Mexico S.A.B. de C.V.	3,346,696	10,152
		12,182

Netherlands – 3.1%

Akzo Nobel N.V.	66,369	6,205

AMG Advanced Metallurgical Group N.V.	21,815	1,011

ASM International N.V.	11,308	585

ASR Nederland N.V.	27,057	1,290

Core Laboratories N.V.	73,078	8,465

Euronext N.V. (2)	26,205	1,722

ING Groep N.V.	377,408	4,893

PostNL N.V.	405,119	1,449

Royal Dutch Shell PLC, Class B	341,986	11,968

TKH Group N.V. – CVA	13,027	733
		38,321

New Zealand – 0.1%

Summerset Group Holdings Ltd.	259,281	1,342

Russia – 0.6%

Gazprom PJSC ADR	723,132	3,611

LUKOIL PJSC ADR	42,117	3,226

Sberbank of Russia PJSC ADR	99,383	1,257
		8,094

Singapore – 0.2%

Frasers Logistics & Industrial Trust	1,320,800	1,034

Mapletree Industrial Trust	763,300	1,105
		2,139

South Africa – 0.2%

Anglo American Platinum Ltd.	34,754	1,134

Gold Fields Ltd. ADR	594,377	1,439

Impala Platinum Holdings Ltd. *	211,419	409
		2,982

South Korea – 3.4%

Chong Kun Dang Pharmaceutical Corp.	8,214	874

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% (1) – continued

South Korea – 3.4% – continued

Douzone Bizon Co. Ltd.	24,787	$1,363

GS Home Shopping, Inc.	4,633	846

KB Financial Group, Inc.	56,661	2,762

Kia Motors Corp.	94,607	2,992

KIWOOM Securities Co. Ltd.	15,900	1,397

Korea United Pharm, Inc.	26,620	725

KT Corp. ADR	220,582	3,276

KT&G Corp.	26,457	2,480

Lotte Chilsung Beverage Co. Ltd.	1,504	1,887

Lotte Confectionery Co. Ltd.	2,915	474

Lotte Corp. *	36,484	1,878

LS Industrial Systems Co. Ltd.	16,554	1,113

Maeil Dairies Co. Ltd.	12,118	908

Poongsan Corp.	21,860	626

S-1 Corp.	29,510	2,429

Samsung Electronics Co. Ltd. (Korean Exchange)	88,357	3,701

SFA Engineering Corp.	26,713	881

Shinhan Financial Group Co. Ltd.	61,624	2,488

SK Innovation Co. Ltd.	4,174	809

SK Telecom Co. Ltd.	22,012	5,584

SKC Co. Ltd.	25,018	961

SL Corp.	38,473	730

Soulbrain Co. Ltd.	11,250	609

TES Co. Ltd.	34,870	519
		42,312

Spain – 1.8%

Amadeus IT Group S.A.	90,515	8,399

Atresmedia Corp. de Medios de Comunicacion S.A.	181,277	1,123

Bankinter S.A.	79,691	734

CaixaBank S.A.	1,193,689	5,421

Industria de Diseno Textil S.A.	114,524	3,463

Melia Hotels International S.A.	58,492	654

Merlin Properties Socimi S.A.	162,866	2,208

Red Electrica Corp. S.A.	12,073	252

Unicaja Banco S.A. (2)	403,611	658
		22,912

Sweden – 2.3%

Ahlsell AB (2)	111,867	626

Atlas Copco AB, Class A	241,037	6,939

Dometic Group AB (2)	117,877	1,031

Hexagon AB, Class B	186,275	10,908

Peab AB	83,678	766

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% (1) – continued

Sweden – 2.3% – continued

Resurs Holding AB (2)	109,154	$817

SSAB AB, Class B	284,958	1,154

Swedish Orphan Biovitrum AB *	40,215	1,175

Telefonaktiebolaget LM Ericsson, Class B	423,049	3,746

Wihlborgs Fastigheter AB	117,834	1,417
		28,579

Switzerland – 7.3%

ABB Ltd. (Registered)	299,378	7,084

Adecco Group A.G. (Registered)	68,227	3,579

Aryzta A.G. *	69,856	664

Chubb Ltd.	91,318	12,204

Cie Financiere Richemont S.A. (Registered)	48,795	3,973

Coca-Cola HBC A.G. – CDI *	52,292	1,779

Dufry A.G. (Registered) *	6,845	771

Georg Fischer A.G. (Registered)	1,875	2,118

Givaudan S.A. (Registered)	1,059	2,602

Helvetia Holding A.G. (Registered)	1,081	658

Julius Baer Group Ltd. *	57,655	2,882

LafargeHolcim Ltd. (Registered) *	65,263	3,218

Logitech International S.A. (Registered)	56,042	2,504

Nestle S.A. (Registered)	143,569	11,960

Novartis A.G. (Registered)	74,932	6,456

Pargesa Holding S.A. (Bearer)	28,056	2,252

Roche Holding A.G. (Genusschein)	19,190	4,644

Siegfried Holding A.G. (Registered) *	1,541	717

Sika A.G. (Registered)	54,305	7,897

Straumann Holding A.G. (Registered)	1,478	1,111

Swiss Life Holding A.G. (Registered) *	5,483	2,076

UBS Group A.G. (Registered) *	319,350	5,036

VAT Group A.G. *(2)	4,819	540

Vontobel Holding A.G. (Registered)	12,616	890

Wizz Air Holdings PLC *(2)	37,492	1,404

Zurich Insurance Group A.G.	8,059	2,545
		91,564

Taiwan – 1.4%

Asustek Computer, Inc.	218,000	1,875

MediaTek, Inc.	92,027	743

Shin Kong Financial Holding Co. Ltd.	3,732,128	1,460

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	303,836	13,418
		17,496

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% (1) – continued

Turkey – 0.1%

Akbank T.A.S.	599,631	$688

United Kingdom – 14.7%

Anglo American PLC	140,110	3,138

Ashmore Group PLC	176,178	835

AstraZeneca PLC	145,850	11,363

Auto Trader Group PLC (2)	145,688	848

AVEVA Group PLC	18,286	689

Aviva PLC	732,338	4,666

B&M European Value Retail S.A.	180,529	910

Balfour Beatty PLC	848,537	3,029

Barclays PLC	3,017,924	6,747

Beazley PLC	116,502	866

Bellway PLC	21,940	861

BP PLC	1,775,864	13,625

British American Tobacco PLC	160,261	7,482

BT Group PLC	883,760	2,593

Cairn Energy PLC *	296,643	899

Centrica PLC	1,404,215	2,833

Cineworld Group PLC	334,083	1,373

Clinigen Group PLC	103,858	1,144

Cobham PLC *	1,993,694	3,034

Compass Group PLC	550,564	12,242

Computacenter PLC	61,068	1,008

Costain Group PLC	119,679	650

De La Rue PLC	217,967	1,369

Debenhams PLC	2,658,107	339

Diageo PLC	74,579	2,641

DS Smith PLC	104,635	652

Electrocomponents PLC	138,989	1,300

Experian PLC	544,603	13,987

G4S PLC	259,093	816

GlaxoSmithKline PLC	154,676	3,099

Hays PLC	473,460	1,257

HSBC Holdings PLC	617,243	5,388

Hunting PLC *	84,430	858

IG Group Holdings PLC	84,206	696

Intermediate Capital Group PLC	85,742	1,217

ITV PLC	731,272	1,503

J Sainsbury PLC	1,319,582	5,530

J.D. Wetherspoon PLC	3,082	52

JD Sports Fashion PLC	264,454	1,582

Johnson Matthey PLC	12,359	573

Just Group PLC	434,833	500

Keller Group PLC	65,195	863

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.0% (1) – continued

United Kingdom – 14.7% – continued

Kingfisher PLC	1,032,153	$3,469

Lloyds Banking Group PLC	3,366,087	2,598

LondonMetric Property PLC	369,996	857

Marks & Spencer Group PLC	1,447,997	5,445

Meggitt PLC	109,231	806

Micro Focus International PLC	154,726	2,867

Mitie Group PLC	781,608	1,494

National Express Group PLC	207,755	1,058

Nomad Foods Ltd. *	41,009	831

Northgate PLC	113,624	616

OneSavings Bank PLC	146,528	775

Premier Foods PLC *	1,266,780	698

Prudential PLC	305,889	7,014

Redrow PLC	123,358	937

Rolls-Royce Holdings PLC *	324,835	4,176

RPC Group PLC	60,123	622

Safestore Holdings PLC	172,219	1,168

Spectris PLC	25,236	780

SSE PLC	334,567	4,995

Standard Chartered PLC	312,610	2,589

Stock Spirits Group PLC	184,851	475

Synthomer PLC	204,302	1,440

Tate & Lyle PLC	152,786	1,359

UNITE Group (The) PLC	98,048	1,141

Vesuvius PLC	130,471	1,096

Vodafone Group PLC	1,715,159	3,677

Wm Morrison Supermarkets PLC	1,482,857	5,011
		183,051

United States – 1.5%

Banco Latinoamericano de Comercio Exterior S.A.	61,531	1,287

Carnival PLC	60,294	3,745

Maxar Technologies Ltd.	15,091	497

Mettler-Toledo International, Inc. *	19,285	11,744

Nexteer Automotive Group Ltd.	564,000	894
		18,167
Total Common Stocks
(Cost $1,022,070)		1,160,339

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 1.0% (1)

Brazil – 0.2%

Cia Brasileira de Distribuicao *	63,900	$1,377

Telefonica Brasil S.A., 3.45% (4)	121,000	1,173
		2,550

Germany–0.8%

Volkswagen A.G., 2.60% (4)	59,029	10,362
Total Preferred Stocks
(Cost $11,785)		12,912

INVESTMENT COMPANIES – 5.0%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (5)(6)	60,253,978	60,254

Vanguard FTSE Developed Markets ETF	34,520	1,493
Total Investment Companies
(Cost $61,757)		61,747

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 2.11%, 1/10/19 (7)(8)	$4,460	$4,433
Total Short-Term Investments
(Cost $4,434)		4,433

Total Investments – 99.4%
(Cost $1,100,046)		1,239,431

Other Assets less Liabilities – 0.6%		8,076
Net Assets – 100.0%		$1,247,507

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2018 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
MSCI EAFE Index	240	$23,706	Long	12/18	$424

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	6.5%
Consumer Discretionary	12.5
Consumer Staples	7.7
Energy	6.9
Financials	17.0
Health Care	11.4
Industrials	15.3
Information Technology	11.1
Materials	7.7
Real Estate	2.0
Utilities	1.9

Total	100.0%

At September 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	28.6%
Japanese Yen	18.8
British Pound	17.3
United States Dollar	8.0
Swiss Franc	6.5
All other currencies less than 5%	20.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Argentina	$2,102	$–	$–	$2,102
Brazil	12,821	–	–	12,821
Canada	81,203	1,284	–	82,487
China	4,946	15,492	–	20,438
Finland	1,123	3,870	–	4,993
France	4,461	87,358	–	91,819
Germany	28,832	39,024	–	67,856
Hong Kong	–	34,368	5	34,373
India	11,311	–	–	11,311
Ireland	35,728	4,645	–	40,373
Israel	2,176	–	–	2,176
Japan	32,750	188,010	–	220,760
Mexico	12,182	–	–	12,182
Netherlands	9,913	28,408	–	38,321
South Africa	1,439	1,543	–	2,982
South Korea	11,942	30,370	–	42,312
Switzerland	12,921	78,643	–	91,564
Taiwan	13,418	4,078	–	17,496
United Kingdom	22,556	160,495	–	183,051
United States	13,528	4,639	–	18,167
All Other Countries (1)	–	162,755	–	162,755
Total Common Stocks	315,352	844,982	5	1,160,339
Preferred Stocks
Brazil	2,550	–	–	2,550
Germany	–	10,362	–	10,362
Total Preferred Stocks	2,550	10,362	–	12,912
Investment Companies	61,747	–	–	61,747
Short-Term Investments	–	4,433	–	4,433
Total Investments	$379,649	$859,777	$5	$1,239,431

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$424	$–	$–	$424

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)

COMMON STOCKS – 86.2%

Aerospace & Defense – 1.3%

Northrop Grumman Corp.	9,300	$2,952

Raytheon Co.	14,300	2,955
		5,907

Apparel & Textile Products – 1.2%

Albany International Corp., Class A	8,514	677

NIKE, Inc., Class B	56,522	4,788
		5,465

Asset Management – 0.4%

E*TRADE Financial Corp. *	18,800	985

Hercules Capital, Inc.	47,335	623
		1,608

Automotive – 0.6%

Aptiv PLC	26,305	2,207

Cooper-Standard Holdings, Inc. *	5,232	628
		2,835

Banking – 1.5%

BancFirst Corp.	5,391	323

BB&T Corp.	60,200	2,922

Central Pacific Financial Corp.	12,673	335

CIT Group, Inc.	43,200	2,230

Columbia Banking System, Inc.	8,964	347

Seacoast Banking Corp. of Florida *	20,336	594
		6,751

Biotechnology & Pharmaceuticals – 4.2%

Cambrex Corp. *	11,631	796

Eagle Pharmaceuticals, Inc. *	8,109	562

Halozyme Therapeutics, Inc. *	29,229	531

Johnson & Johnson	21,600	2,984

Merck & Co., Inc.	41,700	2,958

Pfizer, Inc.	67,100	2,957

Phibro Animal Health Corp., Class A	12,579	540

Regeneron Pharmaceuticals, Inc. *	6,172	2,494

United Therapeutics Corp. *	9,900	1,266

Zoetis, Inc.	39,352	3,603
		18,691

Chemicals – 1.4%

DowDuPont, Inc.	43,917	2,824

Materion Corp.	5,820	352

PPG Industries, Inc.	10,800	1,179

Sensient Technologies Corp.	21,555	1,649
		6,004

	NUMBER OF SHARES	VALUE (000s)

COMMON STOCKS – 86.2% – continued

Commercial Services – 0.3%

CBIZ, Inc. *	32,875	$779

SP Plus Corp. *	13,225	483
		1,262

Construction Materials – 0.9%

Vulcan Materials Co.	33,925	3,773

Consumer Products – 6.7%

Archer-Daniels-Midland Co.	60,700	3,051

Coca-Cola (The) Co.	214,575	9,911

Coty, Inc., Class A	58,500	735

Farmer Brothers Co. *	16,497	436

Inter Parfums, Inc.	10,897	702

JM Smucker (The) Co.	14,400	1,478

Kellogg Co.	24,800	1,736

Molson Coors Brewing Co., Class B	83,200	5,117

Mondelez International, Inc., Class A	69,200	2,973

Nestle S.A. ADR	28,447	2,367

Post Holdings, Inc. *	7,600	745

Simply Good Foods (The) Co. *	15,700	305
		29,556

Consumer Services – 0.1%

Nutrisystem, Inc.	16,545	613

Containers & Packaging – 0.3%

Ball Corp.	28,500	1,254

Design, Manufacturing & Distribution – 0.0%

Avnet, Inc.	2,100	94

Distributors – Consumer Staples – 0.3%

US Foods Holding Corp. *	49,300	1,519

Distributors – Discretionary – 0.4%

LKQ Corp. *	49,700	1,574

Engineering & Construction Services – 0.2%

Kratos Defense & Security Solutions, Inc. *	48,037	710

Forest & Paper Products – 0.2%

Neenah, Inc.	8,562	739

Gaming, Lodging & Restaurants – 1.4%

Caesars Entertainment Corp. *	149,900	1,537

Starbucks Corp.	78,843	4,481
		6,018

Hardware – 4.7%

ARRIS International PLC *	60,600	1,575

Cisco Systems, Inc.	218,195	10,615

Cray, Inc. *	26,998	580

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 86.2% – continued

Hardware – 4.7% – continued

Electronics For Imaging, Inc. *	16,836	$574

Knowles Corp. *	48,426	805

Mercury Systems, Inc. *	15,094	835

Motorola Solutions, Inc.	30,885	4,019

NCR Corp.*	67,600	1,921
		20,924

Health Care Facilities & Services – 4.1%

AmerisourceBergen Corp.	18,300	1,688

Cardinal Health, Inc.	82,300	4,444

CVS Health Corp.	37,400	2,944

Express Scripts Holding Co. *	31,100	2,955

Laboratory Corp. of America Holdings *	11,200	1,945

NeoGenomics, Inc. *	58,948	905

Quest Diagnostics, Inc.	28,100	3,032
		17,913

Home & Office Products – 0.9%

Armstrong World Industries, Inc. *	45,770	3,185

Mohawk Industries, Inc. *	3,300	579
		3,764

Industrial Services – 0.1%

SiteOne Landscape Supply, Inc. *	7,635	575

Institutional Financial Services – 1.0%

Bank of New York Mellon (The) Corp.	57,200	2,917

Jefferies Financial Group, Inc.	68,500	1,504
		4,421

Insurance – 4.5%

Alleghany Corp.	3,700	2,414

Allstate (The) Corp.	37,500	3,701

American International Group, Inc.	55,200	2,939

AMERISAFE, Inc.	6,578	407

Arch Capital Group Ltd. *	42,500	1,267

Loews Corp.	29,100	1,462

Markel Corp. *	1,200	1,426

Marsh & McLennan Cos., Inc.	36,000	2,978

Unum Group	12,300	481

Voya Financial, Inc.	19,500	969

Willis Towers Watson PLC	13,000	1,832
		19,876

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 86.2% – continued

Iron & Steel – 0.5%

Carpenter Technology Corp.	11,455	$676

Steel Dynamics, Inc.	34,150	1,543
		2,219

Leisure Products – 0.2%

Acushnet Holdings Corp.	26,562	729

Machinery – 0.6%

Astec Industries, Inc.	10,359	522

Kennametal, Inc.	45,095	1,965
		2,487

Manufactured Goods – 0.3%

Chart Industries, Inc. *	12,574	985

EnPro Industries, Inc.	6,940	506
		1,491

Media – 6.5%

Alphabet, Inc., Class A *	5,818	7,023

Alphabet, Inc., Class C *	4,223	5,040

AMC Networks, Inc., Class A *	14,100	935

Boingo Wireless, Inc. *	21,452	749

Booking Holdings, Inc. *	882	1,750

Discovery, Inc., Class C *	54,000	1,597

DISH Network Corp., Class A *	47,299	1,692

Facebook, Inc., Class A *	16,613	2,732

Liberty Expedia Holdings, Inc., Class A *	35,000	1,646

Liberty Media Corp.-Liberty SiriusXM, Class C *	17,800	774

New York Times (The) Co., Class A	20,818	482

News Corp., Class A	144,000	1,899

Quotient Technology, Inc. *	41,637	645

Scholastic Corp.	13,144	614

Viacom, Inc., Class B	36,200	1,222
		28,800

Medical Equipment & Devices – 4.4%

Abbott Laboratories	40,300	2,956

Align Technology, Inc. *	9,049	3,540

DENTSPLY SIRONA, Inc.	33,300	1,257

Glaukos Corp. *	15,391	999

Medtronic PLC	78,090	7,682

Novocure Ltd. *	21,062	1,104

ViewRay, Inc. *	28,793	269

Zimmer Biomet Holdings, Inc.	12,400	1,630
		19,437

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 86.2% – continued

Metals & Mining – 0.3%

Encore Wire Corp.	13,541	$678

Ferroglobe Representation & Warranty Insurance Trust *(1)	134,047	–

Kaiser Aluminum Corp.	5,355	584
		1,262

Oil, Gas & Coal – 3.6%

Antero Resources Corp. *	76,100	1,348

ConocoPhillips	38,000	2,941

Forum Energy Technologies, Inc. *	46,498	481

Halliburton Co.	72,600	2,942

Marathon Oil Corp.	126,374	2,942

Occidental Petroleum Corp.	35,800	2,942

Oceaneering International, Inc. *	25,035	691

Williams (The) Cos., Inc.	60,500	1,645
		15,932

Passenger Transportation – 0.8%

Alaska Air Group, Inc.	26,000	1,791

United Continental Holdings, Inc. *	16,900	1,505
		3,296

Real Estate – 0.2%

Marcus & Millichap, Inc. *	25,200	875

Real Estate Investment Trusts – 3.0%

Annaly Capital Management, Inc.	221,000	2,261

Colony Capital, Inc.	290,100	1,767

Equity Residential	44,248	2,932

Iron Mountain, Inc.	35,300	1,218

JBG SMITH Properties	42,900	1,580

Retail Opportunity Investments Corp.	31,540	589

Terreno Realty Corp.	14,480	546

Uniti Group, Inc.	36,400	733

VEREIT, Inc.	240,500	1,746
		13,372

Renewable Energy – 0.1%

Green Plains, Inc.	19,032	327

Retail – Consumer Staples – 1.7%

Casey’s General Stores, Inc.	11,700	1,510

Dollar General Corp.	30,117	3,292

Dollar Tree, Inc. *	35,400	2,887
		7,689

Retail – Discretionary – 4.3%

AutoZone, Inc. *	3,172	2,461

eBay, Inc. *	104,320	3,445

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 86.2% – continued

Retail – Discretionary – 4.3% – continued

Express, Inc. *	55,623	$615

Foot Locker, Inc.	29,900	1,524

Lowe’s Cos., Inc.	57,870	6,645

O’Reilly Automotive, Inc. *	12,042	4,182
		18,872

Semiconductors – 4.0%

Analog Devices, Inc.	90,085	8,329

Intel Corp.	64,200	3,036

NVIDIA Corp.	10,998	3,091

Skyworks Solutions, Inc.	34,635	3,142
		17,598

Software – 5.9%

Adobe Systems, Inc. *	17,611	4,754

Appfolio, Inc., Class A *	10,507	824

Blackline, Inc. *	13,392	756

CA, Inc.	66,900	2,954

Descartes Systems Group (The), Inc. *	16,699	566

Evolent Health, Inc., Class A *	25,576	726

Five9, Inc. *	26,444	1,155

Microsoft Corp.	60,025	6,865

Oracle Corp.	112,872	5,820

Tabula Rasa HealthCare, Inc. *	8,718	708

Talend S.A. ADR *	11,650	813
		25,941

Specialty Finance – 2.6%

AerCap Holdings N.V. *	26,500	1,524

Ally Financial, Inc.	34,900	923

Fidelity National Financial, Inc.	37,500	1,476

Mastercard, Inc., Class A	9,977	2,221

Visa, Inc., Class A	36,359	5,457
		11,601

Technology Services – 4.3%

Accenture PLC, Class A	21,927	3,732

Automatic Data Processing, Inc.	31,022	4,674

Cubic Corp.	8,278	605

DXC Technology Co.	25,975	2,429

Gartner, Inc. *	23,876	3,784

Leidos Holdings, Inc.	25,100	1,736

MAXIMUS, Inc.	20,000	1,301

Nielsen Holdings PLC	25,700	711
		18,972

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 86.2% – continued

Telecom – 1.6%

AT&T, Inc.	89,900	$3,019

GCI Liberty, Inc., Class A *	13,300	678

ORBCOMM, Inc. *	52,873	574

Verizon Communications, Inc.	55,300	2,953
		7,224

Transportation & Logistics – 0.2%

Hub Group, Inc., Class A *	11,926	544

Marten Transport Ltd.	25,765	542
		1,086

Transportation Equipment – 0.7%

Trinity Industries, Inc.	20,400	747

Wabtec Corp.	21,040	2,207
		2,954

Utilities – 2.8%

AES Corp.	132,005	1,848

Alliant Energy Corp.	48,200	2,052

American States Water Co.	10,610	649

Edison International	44,200	2,991

FirstEnergy Corp.	48,500	1,803

PG&E Corp. *	19,700	906

PPL Corp.	77,000	2,253
		12,502

Waste & Environment Services & Equipment – 0.9%

Stericycle, Inc. *	17,100	1,003

Waste Management, Inc.	32,800	2,964
		3,967
Total Common Stocks
(Cost $314,294)		380,479

INVESTMENT COMPANIES – 11.2%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (2)(3)	49,557,718	49,558
Total Investment Companies
(Cost $49,558)		49,558

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 2.14%, 1/10/19 (4)(5)	$1,955	$1,943
Total Short-Term Investments
(Cost $1,944)		1,943

Total Investments – 97.8%
(Cost $365,796)		431,980

Other Assets less Liabilities – 2.2%		9,645
NET ASSETS – 100.0%		$441,625

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2018 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini Russell 2000 Index	38	$3,232	Long	12/18	$(36)
E-Mini S&P 500	204	29,774	Long	12/18	25
E-Mini S&P MidCap 400	10	2,025	Long	12/18	(21)

Total					$(32)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.4%
Consumer Discretionary	12.1
Consumer Staples	8.6
Energy	4.3
Financials	9.8
Health Care	15.1
Industrials	8.4
Information Technology	23.0
Materials	3.8
Real Estate	3.2
Utilities	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$380,479	$ –	$–	$380,479
Investment Companies	49,558	–	–	49,558
Short-Term Investments	–	1,943	–	1,943
Total Investments	$430,037	$1,943	$–	$431,980

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$ 25	$ –	$–	$ 25
Liabilities
Futures Contracts	(57)	–	–	(57)
Total Other Financial Instruments	$ (32)	$ –	$–	$ (32)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.4% (1)

Australia – 7.7%

Atlas Arteria Ltd.	1,413,945	$7,127

AusNet Services	10,909,268	12,847

Spark Infrastructure Group	14,634,123	23,644

Transurban Group	5,588,489	45,178
		88,796

Brazil – 2.1%

EDP – Energias do Brasil S.A.	2,936,900	9,330

Transmissora Alianca de Energia Eletrica S.A.	3,079,100	15,249
		24,579

Canada – 7.3%

Atco Ltd., Class I	80,000	2,338

Enbridge, Inc.	853,408	27,538

Hydro One Ltd. (2)	2,350,820	35,745

TransCanada Corp.	450,937	18,245
		83,866

Chile – 0.5%

Aguas Andinas S.A., Class A	10,498,184	5,810

France – 11.1%

Eutelsat Communications S.A.	978,743	23,113

Getlink	3,573,639	45,640

SES S.A.	1,420,546	31,160

Vinci S.A.	291,281	27,710
		127,623

Germany – 3.2%

Fraport A.G. Frankfurt Airport Services Worldwide	423,183	37,391

Italy – 12.4%

ASTM S.p.A.	155,351	3,355

Atlantia S.p.A.	2,283,951	47,294

Hera S.p.A.	703,833	2,192

Italgas S.p.A.	2,685,650	14,560

Snam S.p.A.	8,650,353	35,968

Societa Iniziative Autostradali e Servizi S.p.A.	168,198	2,482

Terna Rete Elettrica Nazionale S.p.A.	6,887,832	36,710
		142,561

Japan – 1.3%

Tokyo Gas Co. Ltd.	632,400	15,545

Mexico – 0.6%

OHL Mexico S.A.B. de C.V.	4,812,189	7,316

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.4% (1) – continued

Netherlands – 3.0%

Koninklijke Vopak N.V.	697,227	$34,336

Portugal – 0.5%

REN – Redes Energeticas Nacionais SGPS S.A.	2,125,769	5,995

Spain – 2.9%

Cellnex Telecom S.A.U. (2)	287,249	7,526

Red Electrica Corp. S.A.	1,248,500	26,093
		33,619

Switzerland – 2.3%

Flughafen Zurich A.G. (Registered)	132,188	26,722

United Kingdom – 15.7%

National Grid PLC	7,528,129	77,626

Pennon Group PLC	1,736,575	16,131

Severn Trent PLC	1,898,656	45,724

United Utilities Group PLC	4,538,094	41,613
		181,094

United States – 22.8%

American Electric Power Co., Inc.	69,200	4,905

Atmos Energy Corp.	114,607	10,763

CMS Energy Corp.	212,623	10,418

Crown Castle International Corp.	241,661	26,904

Edison International	852,564	57,702

Kinder Morgan, Inc.	1,989,842	35,280

NiSource, Inc.	746,801	18,610

PG&E Corp. *	1,365,072	62,807

Sempra Energy	149,570	17,014

Williams (The) Cos., Inc.	675,664	18,371
		262,774
Total Common Stocks
(Cost $1,060,572)		1,078,027

MASTER LIMITED PARTNERSHIPS – 1.6%

United States – 1.6%

Enbridge Energy Partners L.P.	1,676,619	18,426
Total Master Limited Partnerships
(Cost $32,239)		18,426

INVESTMENT COMPANIES – 4.9%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (3)(4)	56,335,011	56,335
Total Investment Companies
(Cost $56,335)		56,335

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 2.11%, 1/10/19 (5)(6)	$1,540	$1,530
Total Short-Term Investments
(Cost $1,531)		1,530

Total Investments – 100.0%
(Cost $1,150,677)		1,154,318

Liabilities less Other Assets – (0.0%)		(176)
Net Assets – 100.0%		$1,154,142

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2018 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini S&P 500	86	$12,552	Long	12/18	$35
MSCI EAFE Index	95	9,384	Long	12/18	(26)

Total					$9

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	5.6%
Energy	17.2
Industrials	22.8
Real Estate	2.5
Utilities	51.9

Total	100.0%

At September 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	34.8%
United States Dollar	25.6
British Pound	16.5
Australian Dollar	8.1
Canadian Dollar	7.7
All other currencies less than 5%	7.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Brazil	$ 24,579	$ –	$–	$ 24,579
Canada	83,866	–	–	83,866
Chile	5,810	–	–	5,810
France	45,641	81,982	–	127,623
Germany	37,391	–	–	37,391
Italy	2,191	140,370	–	142,561
Mexico	7,316	–	–	7,316
United States	262,774	–	–	262,774
All Other Countries (1)	–	386,107	–	386,107
Total Common Stocks	469,568	608,459	–	1,078,027
Master Limited Partnerships (1)	18,426	–	–	18,426
Investment Companies	56,335	–	–	56,335
Short-Term Investments	–	1,530	–	1,530
Total	$544,329	$609,989	$–	$1,154,318

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$ 35	$ –	$–	$ 35
Liabilities
Futures Contracts	(26)	–	–	(26)
Total Other Financial Instruments	$ 9	$ –	$–	$ 9

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.1% (1)

Australia – 5.0%

BGP Holdings PLC *(2)	3,277,404	$–

Dexus	102,607	783

Gateway Lifestyle	832,644	1,348

GPT Group (The)	264,400	993

National Storage REIT	708,450	858
		3,982

Belgium – 0.8%

Warehouses De Pauw – CVA	4,580	603

Canada – 2.0%

Boardwalk Real Estate Investment Trust	33,060	1,284

Granite Real Estate Investment Trust	7,200	309
		1,593

China – 0.3%

SOHO China Ltd.	690,400	268

France – 3.4%

Accor S.A.	6,500	333

Gecina S.A.	3,700	618

Unibail-Rodamco-Westfield	8,757	1,759
		2,710

Germany – 3.9%

alstria office REIT-A.G.	21,719	322

Grand City Properties S.A.	37,449	971

LEG Immobilien A.G.	6,468	768

Vonovia S.E.	22,411	1,095
		3,156

Hong Kong – 6.2%

CK Asset Holdings Ltd.	22,100	165

Fortune Real Estate Investment Trust	514,000	610

Hang Lung Properties Ltd.	709,000	1,386

Hongkong Land Holdings Ltd.	95,200	630

Link REIT	163,500	1,609

Wharf Real Estate Investment Co. Ltd.	82,216	530
		4,930

Japan – 11.6%

Activia Properties, Inc.	56	242

Advance Residence Investment Corp.	420	1,073

Hulic Reit, Inc.	95	138

Invincible Investment Corp.	1,100	460

Japan Hotel REIT Investment Corp.	450	328

Japan Logistics Fund, Inc.	381	749

Japan Retail Fund Investment Corp.	460	834

Kenedix Office Investment Corp.	141	900

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.1% (1) – continued

Japan – 11.6% – continued

Mitsubishi Estate Co. Ltd.	60,100	$1,022

Mitsui Fudosan Co. Ltd.	134,300	3,179

Nippon Accommodations Fund, Inc.	74	330
		9,255

Mexico – 0.5%

Prologis Property Mexico S.A. de C.V.	188,087	381

Netherlands – 0.7%

Atrium European Real Estate Ltd. *	126,951	563

Norway – 0.8%

Entra ASA (3)	45,130	649

Singapore – 3.7%

Ascendas India Trust	815,700	650

CapitaLand Commercial Trust	242,400	316

City Developments Ltd.	192,900	1,284

Mapletree Logistics Trust	766,200	689
		2,939

Spain – 0.8%

Merlin Properties Socimi S.A.	47,100	638

United Kingdom – 6.8%

Big Yellow Group PLC	52,181	624

British Land (The) Co. PLC	88,500	711

Derwent London PLC	16,588	617

Grainger PLC	95,578	374

Great Portland Estates PLC	36,044	314

Land Securities Group PLC	129,312	1,488

LondonMetric Property PLC	194,443	450

Shaftesbury PLC	39,035	461

Tritax Big Box REIT PLC	124,700	240

Tritax EuroBox PLC *(3)	128,400	176
		5,455

United States – 50.6%

Alexandria Real Estate Equities, Inc.	8,978	1,129

American Homes 4 Rent, Class A	63,846	1,398

American Tower Corp.	2,849	414

AvalonBay Communities, Inc.	11,629	2,107

Boston Properties, Inc.	14,154	1,742

Brixmor Property Group, Inc.	83,068	1,455

Cousins Properties, Inc.	44,200	393

CubeSmart	11,300	322

DDR Corp.	31,300	419

Digital Realty Trust, Inc.	2,600	292

Empire State Realty Trust, Inc., Class A	19,000	316

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.1% (1) – continued

United States – 50.6% – continued

EPR Properties	4,900	$335

Equinix, Inc.	2,299	995

Equity LifeStyle Properties, Inc.	11,045	1,065

Essex Property Trust, Inc.	1,900	469

Extended Stay America, Inc.	17,600	356

Federal Realty Investment Trust	2,400	304

HCP, Inc.	27,500	724

Highwoods Properties, Inc.	10,000	473

Hudson Pacific Properties, Inc.	20,200	661

Industrial Logistics Properties Trust	15,077	347

Kilroy Realty Corp.	9,600	688

Life Storage, Inc.	9,811	934

Medical Properties Trust, Inc.	81,660	1,218

MGM Growth Properties LLC, Class A	10,800	318

Mid-America Apartment Communities, Inc.	23,520	2,356

Park Hotels & Resorts, Inc.	10,364	340

Physicians Realty Trust	28,300	477

Prologis, Inc.	10,700	725

Public Storage	14,327	2,889

Ramco-Gershenson Properties Trust	39,974	544

Rexford Industrial Realty, Inc.	12,680	405

RLJ Lodging Trust	19,900	438

Simon Property Group, Inc.	29,041	5,133

STAG Industrial, Inc.	33,726	927

Starwood Property Trust, Inc.	32,520	700

STORE Capital Corp.	34,119	948

Sun Communities, Inc.	12,513	1,271

Urban Edge Properties	44,368	980

Ventas, Inc.	9,900	538

VEREIT, Inc.	42,700	310

Washington Prime Group, Inc.	71,653	523

Welltower, Inc.	32,684	2,102
		40,480
Total Common Stocks
(Cost $76,720)		77,602

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.3%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (4)(5)	1,857,068	$1,857
Total Investment Companies
(Cost $1,857)		1,857

Total Investments – 99.4%
(Cost $78,577)		79,459

Other Assets less Liabilities – 0.6%		487
Net Assets – 100.0%		$79,946

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2018 is disclosed.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	10.6%
Diversified REITs	9.1
Health Care REITs	6.5
Hotel & Resort REITs	2.4
Hotels, Resorts & Cruise Lines	0.9
Industrial REITs	7.1
Mortgage REITs	0.9
Office REITs	9.6
Real Estate Development	0.2
Real Estate Operating Companies	8.4
Residential REITs	14.6
Retail REITs	19.8
Specialized REITs	9.9

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued SEPTEMBER 30, 2018 (UNAUDITED)

At September 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	53.0%
Japanese Yen	11.9
Euro	9.9
British Pound	7.0
Hong Kong Dollar	5.9
Australian Dollar	5.1
All other currencies less than 5%	7.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Australia	$ 1,348	$ 2,634	$–	$ 3,982
Canada	1,593	–	–	1,593
Germany	2,185	971	–	3,156
Japan	3,798	5,457	–	9,255
Mexico	381	–	–	381
Netherlands	563	–	–	563
Singapore	651	2,288	–	2,939
United Kingdom	461	4,994	–	5,455
United States	40,480	–	–	40,480
All Other Countries (1)	–	9,798	–	9,798
Total Common Stocks	51,459	26,143	–	77,602
Investment Companies	1,857	–	–	1,857
Total Investments	$53,316	$26,143	$–	$79,459

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% (1)

Australia – 1.0%

Aristocrat Leisure Ltd.	17,134	$350

BlueScope Steel Ltd.	18,559	227

CSL Ltd.	900	130

Fortescue Metals Group Ltd.	29,912	85

Harvey Norman Holdings Ltd. (Athens Exchange)	26,588	68

Macquarie Group Ltd.	4,368	396

Metcash Ltd.	39,883	86

Qantas Airways Ltd.	32,912	140

Santos Ltd.	30,731	161

Whitehaven Coal Ltd.	48,062	188
		1,831

Austria – 0.1%

OMV A.G.	4,544	255

Belgium – 0.4%

Galapagos N.V. *	76	9

Galapagos N.V. (Euronext Amsterdam Stock Exchange) *	187	21

KBC Group N.V.	4,400	327

UCB S.A.	4,764	427
		784

Brazil – 0.2%

Banco Santander Brasil S.A.	12,300	109

BB Seguridade Participacoes S.A.	20,152	120

Cosan S.A.	9,400	75

Multiplus S.A.	11,920	71

Smiles Fidelidade S.A.	3,882	44
		419

Canada – 3.2%

Bank of Montreal	7,050	582

Canadian Imperial Bank of Commerce	2,500	234

CGI Group, Inc., Class A *	3,400	219

Dollarama, Inc.	3,850	121

Enerplus Corp.	42,430	524

Genworth MI Canada, Inc.	4,700	155

Gildan Activewear, Inc.	6,100	186

Granite Real Estate Investment Trust	2,800	120

Hydro One Ltd. (2)	7,238	110

IGM Financial, Inc.	21,530	592

Interfor Corp. *	5,900	87

Magna International, Inc.	1,181	62

Manulife Financial Corp.	13,500	241

Methanex Corp.	2,700	213

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% (1) – continued

Canada – 3.2% – continued

Norbord, Inc.	5,400	$179

Open Text Corp.	5,600	213

Parex Resources, Inc. *	5,700	97

Quebecor, Inc., Class B	5,700	114

Royal Bank of Canada	7,600	609

Stars Group (The), Inc. *	4,700	117

Sun Life Financial, Inc.	5,400	215

Suncor Energy, Inc.	8,933	346

Toronto-Dominion Bank (The)	3,900	237

Transcontinental, Inc., Class A	9,700	172
		5,745

Chile – 0.4%

Banco Santander Chile ADR	24,941	798

China – 1.5%

Baidu, Inc. ADR *	10,789	2,467

China Shenhua Energy Co. Ltd., Class H	61,500	139

Fosun International Ltd.	91,000	161
		2,767

Denmark – 0.3%

Royal Unibrew A/S	3,161	260

Sydbank A/S	2,206	65

Vestas Wind Systems A/S	2,876	194
		519

Finland – 0.9%

Neste OYJ	8,549	706

Nokia OYJ	181,050	1,004
		1,710

France – 2.9%

Arkema S.A.	1,086	134

Atos S.E.	2,297	273

AXA S.A.	8,249	222

BNP Paribas S.A.	2,216	136

Cie Generale des Etablissements Michelin S.C.A.	12,915	1,542

Eiffage S.A.	1,635	182

Kering S.A.	320	171

Klepierre S.A.	5,926	210

L’Oreal S.A.	877	211

Peugeot S.A.	14,764	397

Renault S.A.	1,406	122

Safran S.A.	5,344	748

Thales S.A.	3,384	480

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% (1) – continued

France – 2.9% – continued

Trigano S.A.	1,602	$175

Valeo S.A.	5,202	226
		5,229

Germany – 4.3%

Allianz S.E. (Registered)	2,055	458

Bayer A.G. (Registered)	1,182	105

Continental A.G.	2,150	374

Covestro A.G. (2)	8,576	695

Deutsche Boerse A.G.	23,268	3,118

Everest Re Group Ltd.	1,549	354

GEA Group A.G.	2,738	97

LEG Immobilien A.G.	1,174	139

Rheinmetall A.G.	830	87

RTL Group S.A.	4,040	288

SAP S.E.	2,843	350

Siltronic A.G.	2,218	272

Telefonica Deutschland Holding A.G.	322,775	1,364

Uniper S.E.	5,363	165
		7,866

Hong Kong – 2.1%

China Mobile Ltd.	239,500	2,350

CK Hutchison Holdings Ltd.	4,000	46

CLP Holdings Ltd.	18,000	211

Dah Sing Financial Holdings Ltd.	24,800	158

Hang Seng Bank Ltd.	7,900	213

Li & Fung Ltd.	1,052,000	235

Link REIT	34,000	335

Melco International Development Ltd.	36,000	71

WH Group Ltd. (2)	188,500	133
		3,752

Indonesia – 0.1%

Bukit Asam Tbk PT	432,000	125

Ireland – 1.2%

ICON PLC *	2,952	454

Medtronic PLC	15,400	1,515

Perrigo Co. PLC	2,841	201
		2,170

Israel – 0.5%

Bank Leumi Le-Israel B.M.	42,910	283

Check Point Software Technologies Ltd. *	2,041	240

Orbotech Ltd. *	1,822	108

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% (1) – continued

Israel – 0.5% – continued

Taro Pharmaceutical Industries Ltd. *	1,711	$168

Teva Pharmaceutical Industries Ltd. ADR *	6,720	145
		944

Italy – 0.7%

Azimut Holding S.p.A.	5,345	80

ERG S.p.A.	5,523	113

Italgas S.p.A.	16,100	87

Snam S.p.A.	249,645	1,038
		1,318

Japan – 11.2%

AGC, Inc.	2,800	116

Alfresa Holdings Corp.	6,200	166

ASKUL Corp.	2,900	87

Astellas Pharma, Inc.	24,300	424

Brother Industries Ltd.	11,700	231

Central Japan Railway Co.	2,000	416

Cosmo Energy Holdings Co. Ltd.	4,600	189

Dai-ichi Life Holdings, Inc.	7,200	150

Daito Trust Construction Co. Ltd.	1,200	154

Daiwa House Industry Co. Ltd.	9,200	273

Fuji Corp.	12,400	199

FUJIFILM Holdings Corp.	3,600	162

Haseko Corp.	5,900	76

Hitachi Ltd.	8,600	292

Hoya Corp.	7,000	416

Japan Tobacco, Inc.	32,700	854

Kajima Corp.	4,000	58

Kaken Pharmaceutical Co. Ltd.	3,300	175

Kao Corp.	8,800	711

KDDI Corp.	13,100	362

Kirin Holdings Co. Ltd.	29,300	751

Kokuyo Co. Ltd.	9,900	178

Mabuchi Motor Co. Ltd.	4,600	186

Marubeni Corp.	23,300	213

MEIJI Holdings Co. Ltd.	1,300	87

Mitsubishi Corp.	24,300	749

Mitsubishi UFJ Financial Group, Inc. ADR	137,800	853

Murata Manufacturing Co. Ltd.	500	77

Nexon Co. Ltd. *	24,300	318

Nintendo Co. Ltd.	4,200	1,533

Nippon Telegraph & Telephone Corp.	33,900	1,531

NTT DOCOMO, Inc.	64,900	1,745

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% (1) – continued

Japan – 11.2% – continued

Ono Pharmaceutical Co. Ltd.	4,800	$136

ORIX Corp.	18,200	295

Pola Orbis Holdings, Inc.	2,300	84

SCREEN Holdings Co. Ltd.	3,800	222

Secom Co. Ltd.	2,700	220

Seven Bank Ltd.	133,400	422

Shimamura Co. Ltd.	6,800	645

Shimizu Corp.	24,700	226

Shionogi & Co. Ltd.	12,600	823

Sony Corp.	3,300	202

Sony Corp. ADR	25,100	1,522

Subaru Corp.	19,400	594

Sumitomo Chemical Co. Ltd.	47,000	275

Sumitomo Corp.	24,000	400

Sumitomo Heavy Industries Ltd.	3,300	118

Taisei Corp.	1,800	82

Tokyo Electron Ltd.	1,300	178

Tosoh Corp.	16,000	246

Yamaha Motor Co. Ltd.	2,300	65
		20,487

Macau – 0.2%

Wynn Macau Ltd.	114,000	259

Mexico – 0.2%

Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander ADR	29,218	227

Wal-Mart de Mexico S.A.B. de C.V.	70,577	214
		441

Netherlands – 2.8%

ABN AMRO Group N.V. – CVA (Amsterdam Exchange) (2)	8,299	226

APERAM S.A.	4,325	198

ArcelorMittal	7,820	242

ASM International N.V.	3,471	180

Gemalto N.V. *	23,276	1,357

ING Groep N.V.	6,349	82

Koninklijke Ahold Delhaize N.V.	91,560	2,099

NN Group N.V.	5,741	256

Randstad N.V.	4,116	220

Royal Dutch Shell PLC, Class B	9,064	317
		5,177

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% (1) – continued

Norway – 0.3%

Marine Harvest ASA	15,745	$365

Norwegian Finans Holding ASA *	9,055	111
		476

Russia – 0.1%

Evraz PLC	15,957	118

Singapore – 0.2%

Best World International Ltd.	110,500	119

Oversea-Chinese Banking Corp. Ltd.	25,600	214

Singapore Exchange Ltd.	15,200	82
		415

South Korea – 0.3%

DoubleUGames Co. Ltd.	1,500	93

LG Corp.	2,560	168

LG Uplus Corp.	9,900	163

SK Telecom Co. Ltd.	658	167
		591

Spain – 2.1%

Aena S.M.E. S.A. (2)	992	172

Banco Bilbao Vizcaya Argentaria S.A. ADR	181,000	1,140

CIE Automotive S.A.	4,984	155

Endesa S.A.	41,934	905

Repsol S.A.	34,236	682

Tecnicas Reunidas S.A.	25,776	790
		3,844

Sweden – 0.5%

Boliden AB	6,146	171

Evolution Gaming Group AB (2)	1,665	119

Intrum AB	6,838	177

Loomis AB, Class B	4,433	143

Volvo AB, Class B	14,896	263
		873

Switzerland – 4.8%

ABB Ltd. (Registered)	9,970	236

Adecco Group A.G. (Registered)	1,206	63

Chubb Ltd.	8,800	1,176

Kuehne + Nagel International A.G. (Registered)	833	132

Lonza Group A.G. (Registered) *	1,043	356

Nestle S.A. (Registered)	3,783	315

Novartis A.G. (Registered)	5,504	474

Novartis A.G. ADR	14,300	1,232

Oriflame Holding A.G.	1,924	49

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% (1) – continued

Switzerland – 4.8% – continued

Roche Holding A.G. (Genusschein)	11,926	$2,886

SGS S.A. (Registered)	55	145

Swiss Life Holding A.G. (Registered) *	769	291

Swiss Re A.G.	1,810	167

Swisscom A.G. (Registered)	2,254	1,023

UBS Group A.G. (Registered) *	8,312	131
		8,676

Taiwan – 0.2%

Silicon Motion Technology Corp. ADR	5,710	307

Thailand – 0.4%

Esso Thailand PCL	91,000	44

Esso Thailand PCL (Registered)	66,700	32

Fabrinet *	2,239	104

Kasikornbank PCL NVDR	68,300	455
		635

United Arab Emirates – 0.0%

Dubai Financial Market PJSC	276,843	69

United Kingdom – 6.2%

3i Group PLC	43,640	535

Bellway PLC	5,016	197

Berkeley Group Holdings (The) PLC	4,400	211

Diageo PLC	9,900	351

Dialog Semiconductor PLC *	7,752	169

Fiat Chrysler Automobiles N.V. *	15,596	273

GlaxoSmithKline PLC	143,834	2,882

Gulf Keystone Petroleum Ltd. *	47,329	178

Intermediate Capital Group PLC	5,683	81

Legal & General Group PLC	53,527	183

Lloyds Banking Group PLC	902,248	696

National Grid PLC	33,496	345

Persimmon PLC	10,515	324

QinetiQ Group PLC	54,854	204

Reckitt Benckiser Group PLC	12,896	1,178

RELX PLC (London Exchange)	4,698	99

Rightmove PLC	35,890	220

Rio Tinto Ltd.	4,874	276

Savills PLC	9,899	101

Smith & Nephew PLC	6,390	116

Tate & Lyle PLC	39,677	353

Taylor Wimpey PLC	156,917	351

Tesco PLC	149,268	466

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% (1) – continued

United Kingdom – 6.2% – continued

Unilever N.V. – CVA	6,002	$334

Unilever N.V. (Registered)	22,700	1,261
		11,384

United States – 45.3%

AbbVie, Inc.	9,877	934

Acadia Healthcare Co., Inc. *	25,700	905

Activision Blizzard, Inc.	3,440	286

Adobe Systems, Inc. *	10,300	2,780

Agilent Technologies, Inc.	4,366	308

Air Lease Corp.	6,014	276

Akamai Technologies, Inc. *	4,137	303

Albemarle Corp.	2,870	286

Allegheny Technologies, Inc. *	9,874	292

American Tower Corp.	1,848	269

Americold Realty Trust	8,905	223

Ameriprise Financial, Inc.	10,400	1,536

AmerisourceBergen Corp.	5,155	475

Amgen, Inc.	8,600	1,783

ANSYS, Inc. *	10,910	2,037

Apergy Corp. *	799	35

Arrow Electronics, Inc. *	2,746	202

Autodesk, Inc. *	3,582	559

Bank of America Corp.	63,400	1,868

Big Lots, Inc.	5,580	233

Bio-Rad Laboratories, Inc., Class A *	949	297

Black Knight, Inc. *	5,345	278

BOK Financial Corp.	10,729	1,044

BorgWarner, Inc.	5,045	216

Boston Properties, Inc.	1,238	152

Cabot Corp.	2,238	140

Capital One Financial Corp.	14,400	1,367

Carnival PLC	7,474	464

CBRE Group, Inc., Class A *	8,556	377

Chico’s FAS, Inc.	30,825	267

Children’s Place (The), Inc.	2,331	298

Cimarex Energy Co.	2,313	215

CNO Financial Group, Inc.	10,990	233

Coca-Cola (The) Co.	34,700	1,603

Continental Resources, Inc. *	6,289	429

Corporate Office Properties Trust	9,130	272

CSX Corp.	4,538	336

Cullen/Frost Bankers, Inc.	8,500	888

Cummins, Inc.	1,813	265

CyrusOne, Inc.	4,045	256

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% (1) – continued

United States – 45.3% – continued

D.R. Horton, Inc.	8,968	$378

Danaher Corp.	17,200	1,869

Darden Restaurants, Inc.	2,874	320

DENTSPLY SIRONA, Inc.	3,302	125

Dover Corp.	2,717	241

East West Bancorp, Inc.	20,600	1,244

Eastman Chemical Co.	3,169	303

Eaton Vance Corp.	4,830	254

EchoStar Corp., Class A *	3,249	151

Edison International	2,834	192

Ensign Group (The), Inc.	6,705	254

Equity LifeStyle Properties, Inc.	7,770	749

Flowers Foods, Inc.	13,225	247

FNB Corp.	20,579	262

Fortune Brands Home & Security, Inc.	6,440	337

Gaming and Leisure Properties, Inc.	6,073	214

General Dynamics Corp.	9,213	1,886

Genpact Ltd.	5,914	181

GEO Group (The), Inc.	19,500	491

Glacier Bancorp, Inc.	9,000	388

Global Brass & Copper Holdings, Inc.	6,472	239

Global Payments, Inc.	3,922	500

Graham Holdings Co., Class B	517	299

Greenbrier (The) Cos., Inc.	3,175	191

Halliburton Co.	29,900	1,212

Home Depot (The), Inc.	7,250	1,502

Houlihan Lokey, Inc.	5,201	234

Independent Bank Corp.	3,680	304

Intercontinental Exchange, Inc.	6,138	460

InterDigital, Inc.	4,363	349

Intuit, Inc.	2,019	459

Investors Bancorp, Inc.	32,356	397

Invitation Homes, Inc.	9,350	214

Jabil, Inc.	8,354	226

JB Hunt Transport Services, Inc.	2,195	261

Johnson Controls International PLC	36,900	1,292

JPMorgan Chase & Co.	10,400	1,174

KeyCorp	29,920	595

Keysight Technologies, Inc. *	5,740	380

Kroger (The) Co.	39,600	1,153

Laboratory Corp. of America Holdings *	1,508	262

Lamb Weston Holdings, Inc.	3,040	202

Lennar Corp., Class A	27,600	1,289

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% (1) – continued

United States – 45.3% – continued

Martin Marietta Materials, Inc.	7,200	$1,310

Masco Corp.	8,394	307

MDC Holdings, Inc.	13,120	388

Microchip Technology, Inc.	20,000	1,578

Microsoft Corp.	20,100	2,299

Mid-America Apartment Communities, Inc.	2,349	235

Mondelez International, Inc., Class A	23,700	1,018

Mosaic (The) Co.	9,370	304

MTS Systems Corp.	3,210	176

National Fuel Gas Co.	27,745	1,555

Navient Corp.	21,680	292

Newfield Exploration Co. *	8,025	231

Northwest Bancshares, Inc.	15,568	270

OGE Energy Corp.	11,519	418

Oshkosh Corp.	26,095	1,859

Packaging Corp. of America	2,457	270

Park Hotels & Resorts, Inc.	7,850	258

Parker-Hannifin Corp.	7,142	1,314

PayPal Holdings, Inc. *	18,400	1,616

Phibro Animal Health Corp., Class A	5,541	238

Philip Morris International, Inc.	13,176	1,074

Phillips 66	14,500	1,634

Pioneer Natural Resources Co.	6,100	1,063

PPG Industries, Inc.	12,900	1,408

Primoris Services Corp.	14,225	353

Progressive (The) Corp.	5,722	406

Radian Group, Inc.	20,245	418

Range Resources Corp.	23,225	395

Raymond James Financial, Inc.	4,227	389

Regal Beloit Corp.	3,069	253

Reinsurance Group of America, Inc.	2,142	310

RenaissanceRe Holdings Ltd.	1,547	207

Republic Services, Inc.	6,253	454

Schneider National, Inc., Class B	6,700	167

Schweitzer-Mauduit International, Inc.	6,427	246

Scotts Miracle-Gro (The) Co.	2,253	177

Sealed Air Corp.	5,952	239

SM Energy Co.	6,910	218

Snap-on, Inc.	2,065	379

Southwest Gas Holdings, Inc.	4,840	383

STAG Industrial, Inc.	6,270	172

Stericycle, Inc. *	4,001	235

Stifel Financial Corp.	3,947	202

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% (1) – continued

United States – 45.3% – continued

Sun Communities, Inc.	7,400	$751

Syneos Health, Inc. *	6,641	342

Synopsys, Inc. *	3,633	358

Tenaris S.A. ADR	11,889	399

TiVo Corp.	35,649	444

TJX (The) Cos., Inc.	4,391	492

Total System Services, Inc.	4,717	466

TTEC Holdings, Inc.	10,796	280

Twitter, Inc. *	35,600	1,013

Union Bankshares Corp.	6,680	257

Valvoline, Inc.	10,630	229

Viacom, Inc., Class B	10,200	344

Voya Financial, Inc.	6,610	328

Walgreens Boots Alliance, Inc.	16,500	1,203

WEC Energy Group, Inc.	4,162	278

Woodward, Inc.	3,707	300

Xilinx, Inc.	4,495	360
		82,829
Total Common Stocks
(Cost $173,527)		172,813

PREFERRED STOCKS – 0.1% (1)

Spain – 0.1%

Grifols S.A. ADR, 2.34% (3)	8,040	172
Total Preferred Stocks
(Cost $184)		172

INVESTMENT COMPANIES – 4.8%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (4)(5)	8,756,223	8,756
Total Investment Companies
(Cost $8,756)		8,756

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 2.14%, 1/10/19 (6)(7)	$165	$164
Total Short-Term Investments
(Cost $164)		164

Total Investments – 99.6%
(Cost $182,631)		181,905

Other Assets less Liabilities – 0.4%		790
NET ASSETS – 100.0%		$182,695

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2018 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

At September 30, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	Chinese Yuan Renminbi	4,210	United States Dollar	614	12/13/18	$4
JPMorgan Chase	Chinese Yuan Renminbi	2,606	United States Dollar	380	12/13/18	2
JPMorgan Chase	Chinese Yuan Renminbi	919	United States Dollar	133	12/13/18	–*
JPMorgan Chase	Euro	238	Australian Dollar	389	12/13/18	3
JPMorgan Chase	Euro	107	Australian Dollar	175	12/13/18	1
JPMorgan Chase	Euro	746	British Pound	666	12/13/18	–*
JPMorgan Chase	Euro	408	British Pound	365	12/13/18	–*
JPMorgan Chase	Euro	238	Canadian Dollar	362	12/13/18	2
JPMorgan Chase	Euro	160	Canadian Dollar	245	12/13/18	2
JPMorgan Chase	Euro	30	New Zealand Dollar	53	12/13/18	–*
JPMorgan Chase	Euro	94	Norwegian Krone	901	12/13/18	2
JPMorgan Chase	Euro	65	Norwegian Krone	629	12/13/18	1
JPMorgan Chase	Euro	98	Singapore Dollar	157	12/13/18	1
JPMorgan Chase	Euro	394	Swedish Krona	4,117	12/13/18	6
JPMorgan Chase	Euro	196	Swedish Krona	2,047	12/13/18	3
JPMorgan Chase	United States Dollar	955	Australian Dollar	1,330	12/13/18	8
JPMorgan Chase	United States Dollar	609	Australian Dollar	849	12/13/18	5
JPMorgan Chase	United States Dollar	611	Canadian Dollar	792	12/13/18	4
JPMorgan Chase	United States Dollar	609	Canadian Dollar	790	12/13/18	4
JPMorgan Chase	United States Dollar	151	Singapore Dollar	207	12/13/18	1

Subtotal Appreciation						49
JPMorgan Chase	Euro	33	Israeli Shekel	136	12/13/18	(1)
JPMorgan Chase	Euro	69	Israeli Shekel	287	12/13/18	(1)
JPMorgan Chase	United States Dollar	487	Japanese Yen	53,885	12/13/18	(10)
Subtotal Depreciation						(12)

Total						$37

*	Amount rounds to less than one thousand.

At September 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini S&P 500	13	$1,897	Long	12/18	$13
MSCI EAFE Index	12	1,185	Long	12/18	21
MSCI Emerging Markets Index	9	472	Long	12/18	14

Total					$48

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.9%
Consumer Discretionary	9.0
Consumer Staples	9.7
Energy	6.8
Financials	19.0
Health Care	12.3
Industrials	10.7
Information Technology	12.7
Materials	4.8
Real Estate	3.4
Telecommunication Services	2.7

Total	100.0%

At September 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF INVESTMENTS
Euro	64.3%
Japanese Yen	10.5
United States Dollar	6.8
British Pound	5.5
All other currencies less than 5%	12.9

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Australia	$68	$1,763	$–	$1,831
Belgium	9	775	–	784
Brazil	419	–	–	419
Canada	5,745	–	–	5,745
Chile	798	–	–	798
China	2,467	300	–	2,767
Finland	1,004	706	–	1,710
France	175	5,054	–	5,229
Germany	5,798	2,068	–	7,866
Ireland	2,170	–	–	2,170
Israel	661	283	–	944
Italy	113	1,205	–	1,318
Japan	3,904	16,583	–	20,487
Mexico	441	–	–	441
Netherlands	1,357	3,820	–	5,177
Norway	365	111	–	476
South Korea	168	423	–	591
Spain	1,140	2,704	–	3,844
Switzerland	3,431	5,245	–	8,676
Taiwan	307	–	–	307
Thailand	104	531	–	635
United Kingdom	1,751	9,633	–	11,384
United States	82,365	464	–	82,829
All Other Countries (1)	–	6,385	–	6,385
Total Common Stocks	114,760	58,053	–	172,813
Preferred Stocks (1)	172	–	–	172
Investment Companies	8,756	–	–	8,756
Short-Term Investments	–	164	–	164
Total Investments	123,688	58,217	–	181,905

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$49	$–	$–
Futures Contracts	48	–	–	–
Liabilities
Forward Foreign Currency Exchange Contracts	–	(12)	–	–
Total Other Financial Instruments	$48	$37	$–	$–

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 0.0%

United States – 0.0%

CEDC Finance Corp. International, Inc., 10.00%, 12/31/22 (2)	$85	$62
Total Corporate Bonds
(Cost $83)		62

FOREIGN ISSUER BONDS – 94.0%

Angola – 1.0%

Angolan Government International Bond, 9.50%, 11/12/25	900	1,023
8.25%, 5/9/28	236	245
9.38%, 5/8/48	405	429
		1,697

Argentina – 3.1%

Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.50%), 45.05%, 3/11/19 (ARS) (3)	454	11
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.25%), 45.21%, 3/1/20 (ARS) (3)	476	11
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.00%), 45.10%, 4/3/22 (ARS) (3)	5,195	121

Argentina POM Politica Monetaria, (Floating, Argentina Blended Historical Policy Rate + 0.00%), 43.08%, 6/21/20 (ARS) (3)	32,947	938

Argentine Republic Government International Bond, 6.88%, 4/22/21	150	144
7.50%, 4/22/26	155	138
5.88%, 1/11/28	846	672
8.28%, 12/31/33	140	126
(Step to 3.75% on 03/31/19), 2.50%, 12/31/38 (4)	865	511
7.63%, 4/22/46	700	568
6.88%, 1/11/48	376	291

Bonos de la Nacion Argentina con Ajuste por CER, 3.75%, 2/8/19 (ARS)	16,800	497

Provincia de Buenos Aires, 6.50%, 2/15/23	450	395
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.75%), 41.13%, 4/12/25 (ARS) (3)	3,548	76

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 94.0% – continued

Argentina – 3.1% – continued

Provincia de Cordoba, 7.13%, 6/10/21	$450	$419
7.13%, 8/1/27	405	325

YPF S.A., 8.75%, 4/4/24	140	140
		5,383

Azerbaijan – 1.0%

Republic of Azerbaijan International Bond, 4.75%, 3/18/24	1,200	1,220

Southern Gas Corridor CJSC, 6.88%, 3/24/26	200	223

State Oil Co. of the Azerbaijan Republic, 6.95%, 3/18/30	200	216
		1,659

Bahrain – 0.1%

Bahrain Government International Bond, 7.00%, 10/12/28	200	199

Belarus – 0.4%

Republic of Belarus International Bond, 6.88%, 2/28/23	240	252
7.63%, 6/29/27	200	214
6.20%, 2/28/30	200	194
		660

Bermuda – 0.9%

Digicel Group Ltd., 8.25%, 9/30/20	1,465	1,123
7.13%, 4/1/22	400	263

Digicel Ltd., 6.00%, 4/15/21	230	214
		1,600

Brazil – 6.4%

Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.33%), 9.25%, 4/15/23 (5)(6)	200	207
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.40%), 6.25%, 4/15/24 (5)(6)	310	238
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.36%), 9.00%, 6/18/24 (5)(6)	200	197

Brazil Letras do Tesouro Nacional, 0.00%, 7/1/21 (BRL) (7)	6	1,136

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 94.0% – continued

Brazil – 6.4% – continued
0.00%, 1/1/22 (BRL) (7)	$1	$131

Brazil Notas do Tesouro Nacional, Serie F, 10.00%, 1/1/21 (BRL)	6	1,534
10.00%, 1/1/23 (BRL)	2	461
10.00%, 1/1/25 (BRL)	4	897
10.00%, 1/1/27 (BRL)	16	3,713
10.00%, 1/1/29 (BRL)	1	335

Brazilian Government International Bond, 4.25%, 1/7/25	220	208
6.00%, 4/7/26	600	616
4.63%, 1/13/28	200	184
8.25%, 1/20/34	40	47
7.13%, 1/20/37	50	54
5.63%, 1/7/41	100	91
5.00%, 1/27/45	600	495

CSN Resources S.A., 6.50%, 7/21/20	110	107

Samarco Mineracao S.A., 4.13%, 11/1/22 (8)	200	139
5.75%, 10/24/23 (8)	200	142
5.38%, 9/26/24 (8)	200	143
		11,075

Chile – 2.5%

Banco del Estado de Chile, 3.88%, 2/8/22	150	150

Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/21 (CLP)	900,000	1,390
4.50%, 3/1/26 (CLP)	900,000	1,370
5.00%, 3/1/35 (CLP)	505,000	769

Corp. Nacional del Cobre de Chile, 5.63%, 10/18/43	200	227
4.88%, 11/4/44	200	207
4.50%, 8/1/47	200	195
		4,308

China – 0.7%

Amber Circle Funding Ltd., 3.25%, 12/4/22	200	195

China Evergrande Group, 7.50%, 6/28/23	400	368

Kaisa Group Holdings Ltd., 8.50%, 6/30/22	215	177

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 94.0% – continued

China – 0.7% – continued

Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20	$200	$203
6.30%, 11/12/40	100	119

Sunac China Holdings Ltd., 7.95%, 8/8/22	200	192
		1,254

Colombia – 3.9%

Colombia Government International Bond, 4.00%, 2/26/24	200	200
8.13%, 5/21/24	165	198
7.38%, 9/18/37	100	126
6.13%, 1/18/41	165	188
5.63%, 2/26/44	200	215
5.00%, 6/15/45	1,050	1,051

Colombian TES, 11.00%, 7/24/20 (COP)	305,400	114
7.00%, 5/4/22 (COP)	3,540,500	1,247
10.00%, 7/24/24 (COP)	6,300,000	2,508
6.00%, 4/28/28 (COP)	1,714,100	544
7.75%, 9/18/30 (COP)	397,100	142

Empresas Publicas de Medellin ESP, 8.38%, 11/8/27 (COP)	693,000	223
		6,756

Costa Rica – 1.3%

Costa Rica Government International Bond, 4.83%, 5/27/20 (9)	200	195
5.52%, 11/10/21	700	685
4.25%, 1/26/23	240	218
5.75%, 11/20/24	650	643
6.44%, 11/21/29 (9)	480	420
		2,161

Croatia – 1.1%

Croatia Government International Bond, 6.63%, 7/14/20	200	210
6.38%, 3/24/21	1,300	1,379
6.00%, 1/26/24	200	218
		1,807

Czech Republic – 1.8%

Czech Republic Government Bond, 0.79%, 7/17/19 (CZK)	50,000	2,240
0.45%, 10/25/23 (CZK)	22,000	926
		3,166

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 94.0% – continued

Dominican Republic – 1.4%

Dominican Republic International Bond, 7.50%, 5/6/21	$220	$231
6.60%, 1/28/24	100	105
5.88%, 4/18/24	200	206
5.50%, 1/27/25	680	684
6.88%, 1/29/26	230	245
5.95%, 1/25/27	380	388
7.45%, 4/30/44	190	202
6.85%, 1/27/45	400	406
		2,467

Ecuador – 3.9%

Ecuador Government International Bond, 10.50%, 3/24/20	1,271	1,325
10.75%, 3/28/22	1,662	1,772
8.75%, 6/2/23	400	402
7.95%, 6/20/24	1,016	974
9.65%, 12/13/26	600	600
9.63%, 6/2/27	530	525
8.88%, 10/23/27	543	517
7.88%, 1/23/28	578	522
		6,637

Egypt – 1.5%

Egypt Government International Bond, 6.13%, 1/31/22	300	301
7.50%, 1/31/27	1,000	1,021
6.59%, 2/21/28	400	384
6.88%, 4/30/40	100	89
8.50%, 1/31/47	800	805
		2,600

El Salvador – 0.7%

El Salvador Government International Bond, 7.38%, 12/1/19	40	41
5.88%, 1/30/25	239	223
6.38%, 1/18/27	103	97
8.63%, 2/28/29	490	519
8.25%, 4/10/32	70	71
7.65%, 6/15/35	60	58
7.63%, 2/1/41	150	144
		1,153

Ethiopia – 0.2%

Ethiopia International Bond, 6.63%, 12/11/24	250	254

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 94.0% – continued

Gabon – 0.1%

Gabon Government International Bond, 6.38%, 12/12/24	$200	$190

Georgia – 0.1%

Georgia Government International Bond, 6.88%, 4/12/21	200	211

Ghana – 0.7%

Ghana Government International Bond, 7.88%, 8/7/23	300	315
7.63%, 5/16/29 (2)	200	201
10.75%, 10/14/30	400	499
8.63%, 6/16/49	200	201
		1,216

Hong Kong – 0.1%

Industrial & Commercial Bank of China Asia Ltd., 5.13%, 11/30/20	100	102

Hungary – 2.0%

Hungary Government Bond, 7.00%, 6/24/22 (HUF)	45,840	194
3.00%, 6/26/24 (HUF)	110,080	401
5.50%, 6/24/25 (HUF)	73,690	304
3.00%, 10/27/27 (HUF)	325,000	1,120

Hungary Government International Bond, 5.38%, 2/21/23	300	318
5.75%, 11/22/23	860	933
5.38%, 3/25/24	156	167
7.63%, 3/29/41	38	53
		3,490

India – 0.8%

Export-Import Bank of India, 4.00%, 1/14/23	200	198

India Government Bond, 7.35%, 6/22/24 (INR)	10,000	134
7.72%, 5/25/25 (INR)	31,000	419
7.59%, 1/11/26 (INR)	20,000	268
7.17%, 1/8/28 (INR)	30,000	391
		1,410

Indonesia – 7.6%

Indonesia Government International Bond, 3.75%, 4/25/22	450	447
8.50%, 10/12/35	100	137
6.63%, 2/17/37	250	293

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 94.0% – continued

Indonesia – 7.6% – continued
7.75%, 1/17/38	$100	$131
5.25%, 1/17/42	350	358
5.13%, 1/15/45	200	200
5.95%, 1/8/46	200	224
5.25%, 1/8/47	200	204

Indonesia Treasury Bond, 7.88%, 4/15/19 (IDR)	514,000	35
11.50%, 9/15/19 (IDR)	10,500,000	732
5.63%, 5/15/23 (IDR)	6,041,000	369
8.38%, 3/15/24 (IDR)	10,525,000	713
8.38%, 9/15/26 (IDR)	17,981,000	1,221
7.00%, 5/15/27 (IDR)	3,685,000	229
6.13%, 5/15/28 (IDR)	6,763,000	395
9.00%, 3/15/29 (IDR)	11,237,000	793
8.25%, 5/15/29 (IDR)	1,238,000	84
10.50%, 8/15/30 (IDR)	1,340,000	104
8.75%, 5/15/31 (IDR)	12,743,000	881
9.50%, 7/15/31 (IDR)	17,312,000	1,250
7.50%, 8/15/32 (IDR)	3,089,000	192
6.63%, 5/15/33 (IDR)	2,212,000	127
8.38%, 3/15/34 (IDR)	6,104,000	404
8.25%, 5/15/36 (IDR)	21,224,000	1,393
7.50%, 5/15/38 (IDR)	1,437,000	87

Perusahaan Listrik Negara PT, 5.50%, 11/22/21	200	209
6.15%, 5/21/48	200	208

Perusahaan Penerbit SBSN Indonesia III, 4.33%, 5/28/25	900	896
4.55%, 3/29/26 (2)	310	309
4.40%, 3/1/28	450	441
		13,066

Iraq – 0.3%

Iraq International Bond, 6.75%, 3/9/23 (2)	550	550

Ireland – 0.1%

SCF Capital Designated Activity Co., 5.38%, 6/16/23	200	194

Ivory Coast – 0.7%

Ivory Coast Government International Bond, 5.38%, 7/23/24	500	481
6.38%, 3/3/28	200	193
5.75%, 12/31/32	459	435
		1,109

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 94.0% – continued

Jamaica – 0.1%

Jamaica Government International Bond, 7.88%, 7/28/45	$200	$234

Kazakhstan – 0.8%

Development Bank of Kazakhstan JSC, 4.13%, 12/10/22	200	197

KazAgro National Management Holding JSC, 4.63%, 5/24/23	200	198

Kazakhstan Government International Bond, 5.13%, 7/21/25	100	108
4.88%, 10/14/44	400	410
6.50%, 7/21/45	400	494
		1,407

Kenya – 0.5%

Kenya Government International Bond, 6.88%, 6/24/24	650	653
8.25%, 2/28/48	200	194
		847

Lebanon – 0.6%

Lebanon Government International Bond, 5.45%, 11/28/19	152	144
6.38%, 3/9/20	150	142
8.25%, 4/12/21	278	262
6.10%, 10/4/22	424	363
6.00%, 1/27/23	120	102
6.60%, 11/27/26	77	61
		1,074

Malaysia – 1.5%

Axiata SPV1 Labuan Ltd., 5.38%, 4/28/20	100	103

Malaysia Government Bond, 4.38%, 11/29/19 (MYR)	2,116	517
3.88%, 3/10/22 (MYR)	2,157	525
3.80%, 9/30/22 (MYR)	1,821	441
4.50%, 4/15/30 (MYR)	967	235
4.23%, 6/30/31 (MYR)	184	43
3.84%, 4/15/33 (MYR)	21	5
4.64%, 11/7/33 (MYR)	129	32

Malaysia Sovereign Sukuk Bhd., 3.04%, 4/22/25	525	503

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 94.0% – continued

Malaysia – 1.5% – continued

Petronas Capital Ltd., 7.88%, 5/22/22	$100	$113
		2,517

Mexico – 8.4%

Comision Federal de Electricidad, 4.88%, 1/15/24	200	204
8.18%, 12/23/27 (MXN)	21	103

Mexican Bonos, 6.50%, 6/10/21 (MXN)	293	1,522
6.50%, 6/9/22 (MXN)	223	1,147
8.00%, 12/7/23 (MXN)	86	462
10.00%, 12/5/24 (MXN)	1,227	7,274
7.50%, 6/3/27 (MXN)	199	1,036

Mexico Government International Bond, 4.13%, 1/21/26	1,000	993
6.05%, 1/11/40	40	44
4.75%, 3/8/44	80	77
5.55%, 1/21/45	70	74
4.60%, 1/23/46	200	187
5.75%, 10/12/10 (10)	600	606

Petroleos Mexicanos, 6.00%, 3/5/20	20	21
7.19%, 9/12/24 (MXN)	31	143
6.88%, 8/4/26	150	158
6.50%, 6/2/41	90	84
5.50%, 6/27/44	40	34
5.63%, 1/23/46	130	110
6.75%, 9/21/47	195	186
		14,465

Mongolia – 0.1%

Energy Resources LLC, 4.87%, 9/30/22 (3)(11)	215	207

Mongolian Mining Corp., 2.37%, 4/1/19 (6)(12)	60	31
		238

Morocco – 0.5%

Morocco Government International Bond, 4.25%, 12/11/22	710	713
5.50%, 12/11/42	200	210
		923

Netherlands – 0.9%

Kazakhstan Temir Zholy Finance B.V., 6.95%, 7/10/42	200	220

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 94.0% – continued

Netherlands – 0.9% – continued

Metinvest B.V., 7.75%, 4/23/23	$400	$385

Petrobras Global Finance B.V., 7.38%, 1/17/27	140	142
6.88%, 1/20/40	620	578
6.85%, 6/5/15 (13)	295	252
		1,577

Nigeria – 0.2%

Nigeria Government International Bond, 6.50%, 11/28/27	200	193
7.63%, 11/28/47	200	192
		385

Oman – 0.2%

Oman Government International Bond, 6.50%, 3/8/47	200	191
6.75%, 1/17/48	210	205
		396

Pakistan – 0.6%

Pakistan Government International Bond, 7.25%, 4/15/19	203	204
8.25%, 4/15/24	200	209
8.25%, 9/30/25	200	209
6.88%, 12/5/27	281	268

Second Pakistan International Sukuk (The) Co. Ltd., 6.75%, 12/3/19	200	201
		1,091

Panama – 1.0%

Panama Government International Bond, 7.13%, 1/29/26	300	359
8.88%, 9/30/27	662	894
9.38%, 4/1/29	73	103
6.70%, 1/26/36	124	155
4.30%, 4/29/53	200	193
		1,704

Papua New Guinea – 0.1%

Papua New Guinea Government International Bond, 8.38%, 10/4/28	200	203

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 94.0% – continued

Paraguay – 0.2%

Paraguay Government International Bond, 4.70%, 3/27/27	$400	$400

Peru – 2.0%

Banco de Credito del Peru, 4.85%, 10/30/20 (PEN)	785	238

Fondo MIVIVIENDA S.A., 7.00%, 2/14/24 (PEN) (14)	–	91

Peru Government Bond, 6.15%, 8/12/32 (PEN) (2)	1,940	601

Peruvian Government International Bond, 7.35%, 7/21/25	218	267
8.20%, 8/12/26 (PEN)	1,500	537
6.95%, 8/12/31 (PEN)	3	868
8.75%, 11/21/33	220	325
6.90%, 8/12/37 (PEN) (14)	–	86
5.63%, 11/18/50	323	383
		3,396

Philippines – 0.8%

Development Bank of the Philippines, 5.50%, 3/25/21	200	208

Philippine Government International Bond, 4.95%, 1/15/21 (PHP)	17,000	311
10.63%, 3/16/25	63	87
9.50%, 2/2/30	134	199
7.75%, 1/14/31	100	135
6.38%, 10/23/34	100	125

Power Sector Assets & Liabilities Management Corp., 7.39%, 12/2/24	200	236
		1,301

Poland – 3.0%

Republic of Poland Government Bond, 3.25%, 7/25/19 (PLN)	1,700	469
5.25%, 10/25/20 (PLN)	5,000	1,458
2.50%, 1/25/23 (PLN)	1,600	436
3.25%, 7/25/25 (PLN)	1,368	378
2.50%, 7/25/26 (PLN)	2,562	666
2.50%, 7/25/27 (PLN)	4,266	1,096

Republic of Poland Government International Bond, 5.00%, 3/23/22	400	421
3.00%, 3/17/23	200	197
		5,121

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 94.0% – continued

Qatar – 1.0%

Qatar Government International Bond, 3.88%, 4/23/23	$600	$605
4.50%, 4/23/28	868	895
5.10%, 4/23/48	200	209
		1,709

Romania – 0.3%

Romania Government Bond, 5.80%, 7/26/27 (RON)	490	131

Romanian Government International Bond, 4.38%, 8/22/23	306	310
6.13%, 1/22/44	24	27
		468

Russia – 4.3%

Gazprom OAO Via Gaz Capital S.A., 8.63%, 4/28/34	50	62

Russian Federal Bond – OFZ, 6.40%, 5/27/20 (RUB)	5,536	83
7.60%, 4/14/21 (RUB)	38,614	588
7.50%, 8/18/21 (RUB)	56,084	849
7.00%, 8/16/23 (RUB)	56,251	825
6.50%, 2/28/24 (RUB)	7,132	101
7.75%, 9/16/26 (RUB)	78,891	1,166
8.15%, 2/3/27 (RUB)	73,103	1,102
7.05%, 1/19/28 (RUB)	15,340	215
8.50%, 9/17/31 (RUB)	20,505	314
7.70%, 3/23/33 (RUB)	12,933	185

Russian Foreign Bond – Eurobond, 4.88%, 9/16/23	400	413
4.75%, 5/27/26	600	601
4.38%, 3/21/29	200	192
5.25%, 6/23/47	600	577

Sberbank of Russia Via SB Capital S.A., 5.25%, 5/23/23	200	197
		7,470

Senegal – 0.1%

Senegal Government International Bond, 6.25%, 5/23/33	200	187

Serbia – 0.4%

Serbia International Bond, 4.88%, 2/25/20	200	203
7.25%, 9/28/21	500	545
		748

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 94.0% – continued

South Africa – 6.4%

Eskom Holdings SOC Ltd., 6.75%, 8/6/23	$200	$193
7.13%, 2/11/25	200	193

Republic of South Africa Government Bond, 10.50%, 12/21/26 (ZAR)	35,799	2,744
8.00%, 1/31/30 (ZAR)	14,666	938
7.00%, 2/28/31 (ZAR)	35,367	2,055
8.25%, 3/31/32 (ZAR)	8,035	512
8.88%, 2/28/35 (ZAR)	6,530	430
6.25%, 3/31/36 (ZAR)	6,494	328
8.50%, 1/31/37 (ZAR)	5,128	323
9.00%, 1/31/40 (ZAR)	344	22
6.50%, 2/28/41 (ZAR)	1,752	86
8.75%, 1/31/44 (ZAR)	9,365	591
8.75%, 2/28/48 (ZAR)	17,024	1,070

Republic of South Africa Government International Bond, 5.88%, 5/30/22 (2)	100	104
4.88%, 4/14/26	200	191
4.85%, 9/27/27	440	415
4.30%, 10/12/28	340	305
5.88%, 6/22/30	200	199
5.00%, 10/12/46	200	172
5.65%, 9/27/47	200	183
		11,054

SriLanka – 1.1%

Sri Lanka Government International Bond, 6.00%, 1/14/19	430	430
6.83%, 7/18/26	200	196
6.20%, 5/11/27	400	375
6.75%, 4/18/28	971	939
		1,940

Supranational – 0.4%

European Bank for Reconstruction & Development, 6.00%, 5/4/20 (INR)	52,000	699

Suriname – 0.2%

Republic of Suriname, 9.25%, 10/26/26	350	346

Tajikistan – 0.1%

Republic of Tajikistan International Bond, 7.13%, 9/14/27	230	211

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 94.0% – continued

Thailand – 3.1%

Thailand Government Bond, 3.88%, 6/13/19 (THB)	$25,000	$785
2.55%, 6/26/20 (THB)	5,469	171
1.20%, 7/14/21 (THB)	7,600	254
1.88%, 6/17/22 (THB)	19,697	602
2.00%, 12/17/22 (THB)	27,039	827
3.63%, 6/16/23 (THB)	6,494	213
2.40%, 12/17/23 (THB)	33,001	1,023
2.13%, 12/17/26 (THB)	2,773	83
2.88%, 12/17/28 (THB)	2,607	81
4.88%, 6/22/29 (THB)	1,284	47
3.78%, 6/25/32 (THB)	21,029	696
3.40%, 6/17/36 (THB)	15,837	500
2.88%, 6/17/46 (THB)	1,256	36
		5,318

Tunisia – 0.5%

Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	995	881

Turkey – 3.6%

Turkey Government Bond, 9.40%, 7/8/20 (TRY)	3,850	505
9.50%, 1/12/22 (TRY)	149	18
3.00%, 2/23/22 (TRY)	572	169
10.70%, 8/17/22 (TRY)	1,000	118
8.50%, 9/14/22 (TRY)	653	70
7.10%, 3/8/23 (TRY)	1,101	113
8.80%, 9/27/23 (TRY)	788	85
10.40%, 3/20/24 (TRY)	240	29
8.00%, 3/12/25 (TRY)	1,287	133
10.60%, 2/11/26 (TRY)	1,249	142
11.00%, 2/24/27 (TRY)	18,810	2,182

Turkey Government International Bond, 7.00%, 6/5/20	57	58
5.63%, 3/30/21	300	295
7.38%, 2/5/25	114	115
4.88%, 10/9/26	600	516
6.00%, 3/25/27	500	456
6.13%, 10/24/28	200	180
6.88%, 3/17/36	48	44
6.75%, 5/30/40	100	90
4.88%, 4/16/43	545	398

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 94.0% – continued

Turkey – 3.6% – continued
6.63%, 2/17/45	$240	$209
5.75%, 5/11/47	321	250
		6,175

Ukraine – 1.7%

Ukraine Government International Bond, 7.75%, 9/1/23	1,020	1,004
7.75%, 9/1/24	490	477
7.75%, 9/1/25	265	253
7.75%, 9/1/26	100	94
7.75%, 9/1/27	100	93
7.38%, 9/25/32	1,157	1,009
		2,930

United Arab Emirates – 0.8%

Abu Dhabi Government International Bond, 2.50%, 10/11/22	400	386

Dubai World Corp., 2.00%, 9/30/22 (9)	979	925
		1,311

United Kingdom – 0.4%

DTEK Finance PLC, 10.75%, (100% Cash), 12/31/24 (12)	353	358

MARB BondCo PLC, 7.00%, 3/15/24	200	190

Ukreximbank Via Biz Finance PLC, 9.63%, 4/27/22	155	158
		706

Uruguay – 1.2%

Uruguay Government International Bond, 9.88%, 6/20/22 (UYU)	32,482	972
4.38%, 10/27/27	350	358
8.50%, 3/15/28 (UYU)	880	23
7.88%, 1/15/33	141	192
7.63%, 3/21/36	89	120
4.13%, 11/20/45	74	69
5.10%, 6/18/50	71	73
4.98%, 4/20/55	237	237
		2,044

Venezuela – 1.8%

Petroleos de Venezuela S.A., 8.50%, 10/27/20	2,401	2,041
9.00%, 11/17/21 (8)	172	40
12.75%, 2/17/22 (8)	92	22

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 94.0% – continued

Venezuela – 1.8% – continued
5.38%, 4/12/27 (8)	$77	$17
9.75%, 5/17/35 (8)	222	52

Venezuela Government International Bond, 7.00%, 12/1/18 (8)(15)	1	–
7.75%, 10/13/19 (8)	141	38
12.75%, 8/23/22 (8)	151	41
9.00%, 5/7/23 (8)	171	46
8.25%, 10/13/24 (8)	359	96
7.65%, 4/21/25 (8)	65	17
11.75%, 10/21/26 (8)	682	187
9.25%, 9/15/27 (8)	186	51
9.25%, 5/7/28 (8)	233	63
11.95%, 8/5/31 (8)	1,195	331
9.38%, 1/13/34 (8)	4	1
7.00%, 3/31/38 (8)(15)	2	–
		3,043

Vietnam – 0.2%

Vietnam Government International Bond, 6.75%, 1/29/20	176	183
4.80%, 11/19/24	80	81
		264

Zambia – 0.5%

Zambia Government International Bond, 5.38%, 9/20/22	850	601
8.50%, 4/14/24	200	144
8.97%, 7/30/27	200	143
		888
Total Foreign Issuer Bonds
(Cost $177,324)		162,045

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.3%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (16)(17)	9,115,723	$9,116
Total Investment Companies
(Cost $9,116)		9,116

Total Investments – 99.3%
(Cost $186,523)		171,223

Other Assets less Liabilities – 0.7%		1,157
NET ASSETS – 100.0%		$172,380

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

(1)	Principal amount is in USD unless otherwise indicated.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(4)	Step coupon bond. Rate as of September 30, 2018 is disclosed.
(5)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	Zero coupon bond.
(8)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(9)	Level 3 asset.
(10)	Century bond maturing in 2110.
(11)	The coupon rate is subject to the performance of the TSIPPCAE Index.
(12)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(13)	Century bond maturing in 2115.
(14)	Principal amount is less than one thousand.
(15)	Amount rounds to less than one thousand.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of September 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Argentine Peso	4,679	United States Dollar	119	10/16/2018	$8
BNP	Argentine Peso	4,325	United States Dollar	143	10/31/2018	42
BNP	Chinese Offshore Yuan	2,941	United States Dollar	428	10/31/2018	1
BNP	Colombian Peso	150,206	United States Dollar	52	10/31/2018	1
BNP	Indonesian Rupiah	4,717,622	United States Dollar	322	10/31/2018	7
BNP	Indonesian Rupiah	2,342,080	United States Dollar	160	10/31/2018	4
BNP	Indonesian Rupiah	2,155,070	United States Dollar	145	10/31/2018	1
BNP	Indonesian Rupiah	349,908	United States Dollar	24	10/31/2018	–*
BNP	Polish Zloty	120	United States Dollar	33	10/31/2018	–*
BNP	Romanian Leu	120	United States Dollar	30	10/31/2018	–*
BNP	South African Rand	9,187	United States Dollar	689	10/31/2018	42
BNP	United States Dollar	265	Brazilian Real	1,096	10/02/2018	6
BNP	United States Dollar	1,030	Brazilian Real	4,184	11/05/2018	3
BNP	United States Dollar	650	Brazilian Real	2,636	11/05/2018	1
BNP	United States Dollar	120	Chilean Peso	80,760	10/31/2018	3
BNP	United States Dollar	281	Korean Won	314,804	10/31/2018	3
BNP	United States Dollar	236	Korean Won	264,296	10/31/2018	2
BNP	United States Dollar	239	Mexican Peso	4,624	10/31/2018	6
BNP	United States Dollar	68	Polish Zloty	257	10/31/2018	2
BNP	United States Dollar	131	Romanian Leu	528	10/31/2018	–*
BNP	United States Dollar	106	Russian Ruble	7,317	10/31/2018	5
BNP	United States Dollar	73	Russian Ruble	4,777	10/31/2018	–*
BNP	United States Dollar	235	South African Rand	3,519	10/31/2018	13

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	United States Dollar	162	South African Rand	2,423	10/31/2018	$9
BNP	United States Dollar	147	South African Rand	2,137	10/31/2018	4
BNP	United States Dollar	66	South African Rand	974	10/31/2018	2
BNP	United States Dollar	29	South African Rand	416	10/31/2018	1
BNP	United States Dollar	118	Turkish Lira	726	10/05/2018	2
BNP	United States Dollar	30	Turkish Lira	197	10/31/2018	2
JPMorgan Chase	Argentine Peso	1,570	United States Dollar	39	10/09/2018	1
JPMorgan Chase	United States Dollar	110	Colombian Peso	327,690	10/31/2018	1
JPMorgan Chase	United States Dollar	561	Colombian Peso	1,674,226	11/30/2018	4
JPMorgan Chase	United States Dollar	405	Mexican Peso	7,712	10/31/2018	5
JPMorgan Chase	United States Dollar	375	Mexican Peso	7,119	10/31/2018	3
JPMorgan Chase	United States Dollar	544	Mexican Peso	10,289	10/31/2018	3
JPMorgan Chase	United States Dollar	135	Peruvian Nuevo Sol	448	10/31/2018	1
JPMorgan Chase	United States Dollar	153	Russian Ruble	10,326	10/31/2018	4
JPMorgan Chase	United States Dollar	327	Russian Ruble	21,734	10/31/2018	4
JPMorgan Chase	United States Dollar	409	South African Rand	5,889	10/31/2018	6
JPMorgan Chase	United States Dollar	179	Thai Baht	5,941	10/31/2018	5
JPMorgan Chase	United States Dollar	40	Turkish Lira	249	10/31/2018	–*
Citibank	Czech Koruna	946	United States Dollar	43	10/31/2018	–*
Citibank	Hungarian Forint	78,007	United States Dollar	284	10/31/2018	3
Citibank	Hungarian Forint	12,754	United States Dollar	46	10/31/2018	–*
Citibank	Hungarian Forint	11,557	United States Dollar	42	10/31/2018	–*
Citibank	Hungarian Forint	24,436	United States Dollar	88	10/31/2018	–*
Citibank	Indonesian Rupiah	1,017,443	United States Dollar	69	10/31/2018	1
Citibank	Indonesian Rupiah	575,220	United States Dollar	39	10/31/2018	–*
Citibank	Indonesian Rupiah	1,128,202	United States Dollar	76	10/31/2018	–*
Citibank	Indonesian Rupiah	225,909	United States Dollar	15	10/31/2018	–*
Citibank	South African Rand	2,397	United States Dollar	180	10/31/2018	11
Citibank	South African Rand	617	United States Dollar	45	10/31/2018	2
Citibank	Turkish Lira	1,677	United States Dollar	331	10/31/2018	59
Citibank	United States Dollar	453	Colombian Peso	1,364,536	10/31/2018	8
Citibank	United States Dollar	315	Colombian Peso	950,065	10/31/2018	6
Citibank	United States Dollar	59	Hungarian Forint	16,673	10/31/2018	1
Citibank	United States Dollar	216	Mexican Peso	4,188	10/31/2018	7
Citibank	United States Dollar	102	Mexican Peso	1,956	10/31/2018	2
Citibank	United States Dollar	1,560	Polish Zloty	5,763	10/31/2018	4
Citibank	United States Dollar	68	Polish Zloty	252	10/31/2018	–*
Citibank	United States Dollar	313	South African Rand	4,718	10/31/2018	19
Citibank	United States Dollar	86	Turkish Lira	537	10/31/2018	1
Goldman Sachs	Brazilian Real	5,802	United States Dollar	1,536	11/05/2018	104
Goldman Sachs	Indian Rupee	61,948	United States Dollar	887	10/31/2018	37
Goldman Sachs	Indian Rupee	1,758	United States Dollar	25	10/31/2018	1
Goldman Sachs	Indonesian Rupiah	2,561,364	United States Dollar	176	10/31/2018	5
Goldman Sachs	Indonesian Rupiah	2,715,150	United States Dollar	185	10/31/2018	4
Goldman Sachs	Indonesian Rupiah	2,339,627	United States Dollar	160	10/31/2018	4
Goldman Sachs	Indonesian Rupiah	1,535,743	United States Dollar	104	10/31/2018	2
Goldman Sachs	Peruvian Nuevo Sol	1,021	United States Dollar	310	10/31/2018	1
Goldman Sachs	Philippine Peso	10,777	United States Dollar	200	10/31/2018	1
Goldman Sachs	Polish Zloty	168	United States Dollar	46	10/31/2018	–*
Goldman Sachs	Russian Ruble	14,531	United States Dollar	229	10/31/2018	8
Goldman Sachs	South African Rand	1,176	United States Dollar	88	10/31/2018	5
Goldman Sachs	South African Rand	1,702	United States Dollar	127	11/01/2018	8
Goldman Sachs	South African Rand	9,562	United States Dollar	711	11/30/2018	40

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Goldman Sachs	Turkish Lira	233	United States Dollar	47	10/31/2018	$9
Goldman Sachs	United States Dollar	428	Brazilian Real	1,752	10/02/2018	6
Goldman Sachs	United States Dollar	73	Indonesian Rupiah	1,101,935	10/31/2018	1
Goldman Sachs	United States Dollar	511	Korean Won	571,160	10/31/2018	4
Goldman Sachs	United States Dollar	76	Korean Won	85,164	10/31/2018	1
Goldman Sachs	United States Dollar	192	Mexican Peso	3,702	10/31/2018	5
Goldman Sachs	United States Dollar	88	Mexican Peso	1,665	10/31/2018	1
Goldman Sachs	United States Dollar	89	Mexican Peso	1,689	10/31/2018	1
Goldman Sachs	United States Dollar	143	Mexican Peso	2,708	10/31/2018	1
Goldman Sachs	United States Dollar	54	Mexican Peso	1,016	10/31/2018	–*
Goldman Sachs	United States Dollar	310	Russian Ruble	20,998	10/31/2018	9
Goldman Sachs	United States Dollar	383	Russian Ruble	25,232	10/31/2018	1
Goldman Sachs	United States Dollar	82	South African Rand	1,222	10/31/2018	4
Goldman Sachs	United States Dollar	285	Thai Baht	9,280	10/31/2018	2
Goldman Sachs	United States Dollar	200	Thai Baht	6,527	10/31/2018	2
Goldman Sachs	United States Dollar	332	Turkish Lira	2,143	10/31/2018	16
Goldman Sachs	United States Dollar	250	Turkish Lira	1,616	10/31/2018	12
Santander	United States Dollar	630	Brazilian Real	2,638	10/02/2018	23

Subtotal Appreciation						649
BNP	Brazilian Real	4,184	United States Dollar	1,033	10/02/2018	(3)
BNP	Colombian Peso	68,540	United States Dollar	23	10/31/2018	(1)
BNP	Colombian Peso	131,317	United States Dollar	43	10/31/2018	(1)
BNP	Colombian Peso	133,657	United States Dollar	44	10/31/2018	(1)
BNP	Colombian Peso	519,561	United States Dollar	170	10/31/2018	(5)
BNP	Colombian Peso	1,944,909	United States Dollar	635	10/31/2018	(22)
BNP	Czech Koruna	594	United States Dollar	27	10/31/2018	–*
BNP	Czech Koruna	2,079	United States Dollar	94	10/31/2018	–*
BNP	Czech Koruna	409	United States Dollar	18	10/31/2018	–*
BNP	Czech Koruna	1,527	United States Dollar	67	10/31/2018	(2)
BNP	Indonesian Rupiah	1,274,678	United States Dollar	85	10/31/2018	–*
BNP	Mexican Peso	2,176	United States Dollar	115	10/31/2018	(1)
BNP	Mexican Peso	8,287	United States Dollar	436	10/31/2018	(4)
BNP	Mexican Peso	2,380	United States Dollar	122	10/31/2018	(5)
BNP	Polish Zloty	195	United States Dollar	53	10/31/2018	–*
BNP	Polish Zloty	101	United States Dollar	27	10/31/2018	(1)
BNP	Polish Zloty	243	United States Dollar	65	10/31/2018	(1)
BNP	Polish Zloty	509	United States Dollar	133	10/31/2018	(5)
BNP	South African Rand	724	United States Dollar	49	10/31/2018	(2)
BNP	Thai Baht	1,169	United States Dollar	36	10/31/2018	–*
BNP	Thai Baht	21,638	United States Dollar	661	10/31/2018	(9)
BNP	United States Dollar	429	Chinese Offshore Yuan	2,941	10/31/2018	(2)
BNP	United States Dollar	234	Czech Koruna	5,062	10/31/2018	(6)
BNP	United States Dollar	148	Czech Koruna	3,242	11/30/2018	(2)
BNP	United States Dollar	845	Czech Koruna	18,377	01/31/2019	(11)
BNP	United States Dollar	43	Hungarian Forint	11,952	10/31/2018	–*
BNP	United States Dollar	58	Hungarian Forint	16,064	10/31/2018	–*
BNP	United States Dollar	386	Hungarian Forint	106,877	10/31/2018	(1)
BNP	United States Dollar	630	Hungarian Forint	174,314	10/31/2018	(3)
BNP	United States Dollar	79	Peruvian Nuevo Sol	261	10/31/2018	–*
BNP	United States Dollar	123	Polish Zloty	450	10/31/2018	–*
BNP	United States Dollar	17	Polish Zloty	62	11/30/2018	–*
BNP	United States Dollar	390	Polish Zloty	1,424	01/31/2019	(3)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	United States Dollar	28	Romanian Leu	110	10/31/2018	$– *
BNP	United States Dollar	190	Romanian Leu	755	10/31/2018	(2)
BNP	United States Dollar	44	South African Rand	587	10/31/2018	(2)
BNP	United States Dollar	73	South African Rand	1,001	10/31/2018	(3)
BNP	United States Dollar	91	South African Rand	1,213	10/31/2018	(5)
BNP	United States Dollar	164	Thai Baht	5,292	10/31/2018	– *
JPMorgan Chase	Indonesian Rupiah	2,795,003	United States Dollar	184	10/31/2018	(3)
JPMorgan Chase	Mexican Peso	1,545	United States Dollar	80	10/31/2018	(2)
JPMorgan Chase	Mexican Peso	12,679	United States Dollar	655	10/31/2018	(19)
JPMorgan Chase	Russian Ruble	4,355	United States Dollar	63	10/31/2018	(3)
JPMorgan Chase	Russian Ruble	13,064	United States Dollar	191	10/31/2018	(8)
JPMorgan Chase	South African Rand	4,851	United States Dollar	338	10/31/2018	(4)
JPMorgan Chase	South African Rand	1,611	United States Dollar	108	10/31/2018	(6)
JPMorgan Chase	South African Rand	4,393	United States Dollar	299	10/31/2018	(11)
JPMorgan Chase	Thai Baht	18,447	United States Dollar	563	10/31/2018	(8)
JPMorgan Chase	Turkish Lira	542	United States Dollar	80	10/31/2018	(8)
JPMorgan Chase	Turkish Lira	1,151	United States Dollar	170	10/31/2018	(17)
JPMorgan Chase	United States Dollar	540	Czech Koruna	11,627	02/28/2019	(11)
JPMorgan Chase	United States Dollar	76	Hungarian Forint	20,861	10/31/2018	(1)
JPMorgan Chase	United States Dollar	300	Polish Zloty	1,094	10/31/2018	(3)
JPMorgan Chase	United States Dollar	17	Polish Zloty	62	11/30/2018	– *
Citibank	Chilean Peso	49,274	United States Dollar	74	10/31/2018	(1)
Citibank	Hungarian Forint	10,032	United States Dollar	36	10/31/2018	– *
Citibank	Indonesian Rupiah	600,640	United States Dollar	40	10/31/2018	– *
Citibank	Korean Won	1,241,723	United States Dollar	1,102	10/31/2018	(17)
Citibank	Mexican Peso	3,696	United States Dollar	196	10/31/2018	(1)
Citibank	Mexican Peso	6,225	United States Dollar	330	10/31/2018	(1)
Citibank	Mexican Peso	4,353	United States Dollar	230	10/31/2018	(2)
Citibank	Mexican Peso	1,348	United States Dollar	69	10/31/2018	(2)
Citibank	Polish Zloty	373	United States Dollar	101	10/31/2018	– *
Citibank	South African Rand	1,580	United States Dollar	109	10/31/2018	(2)
Citibank	South African Rand	3,882	United States Dollar	265	10/31/2018	(8)
Citibank	Turkish Lira	988	United States Dollar	160	10/31/2018	(1)
Citibank	United States Dollar	42	Chilean Peso	27,386	10/31/2018	(1)
Citibank	United States Dollar	31	Chilean Peso	19,789	10/31/2018	(1)
Citibank	United States Dollar	35	Czech Koruna	756	10/31/2018	(1)
Citibank	United States Dollar	67	Czech Koruna	1,478	10/31/2018	(1)
Citibank	United States Dollar	255	Czech Koruna	5,541	10/31/2018	(5)
Citibank	United States Dollar	49	Indonesian Rupiah	718,325	10/31/2018	(1)
Citibank	United States Dollar	408	Indonesian Rupiah	6,033,318	10/31/2018	(5)
Citibank	United States Dollar	85	Polish Zloty	313	10/31/2018	– *
Citibank	United States Dollar	395	Polish Zloty	1,450	11/30/2018	(1)
Citibank	United States Dollar	73	South African Rand	987	10/31/2018	(4)
Citibank	United States Dollar	115	Turkish Lira	656	10/31/2018	(9)
Citibank	United States Dollar	108	Turkish Lira	610	10/31/2018	(9)
Citibank	United States Dollar	120	Turkish Lira	678	10/31/2018	(10)
Citibank	United States Dollar	148	Turkish Lira	796	10/31/2018	(19)
Citibank	United States Dollar	121	Turkish Lira	621	10/31/2018	(20)
Goldman Sachs	Indian Rupee	28,816	United States Dollar	393	10/31/2018	(2)
Goldman Sachs	Mexican Peso	609	United States Dollar	32	10/31/2018	(1)
Goldman Sachs	Mexican Peso	2,052	United States Dollar	108	10/31/2018	(1)
Goldman Sachs	Mexican Peso	1,571	United States Dollar	82	10/31/2018	(2)
Goldman Sachs	Mexican Peso	11,116	United States Dollar	575	10/31/2018	(16)

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Goldman Sachs	Mexican Peso	27,308	United States Dollar	1,411	10/31/2018	$(40)
Goldman Sachs	Polish Zloty	162	United States Dollar	44	10/31/2018	–*
Goldman Sachs	Romanian Leu	147	United States Dollar	35	10/31/2018	(1)
Goldman Sachs	Russian Ruble	2,421	United States Dollar	36	10/31/2018	(1)
Goldman Sachs	Russian Ruble	8,899	United States Dollar	133	10/31/2018	(2)
Goldman Sachs	Russian Ruble	13,597	United States Dollar	204	10/31/2018	(3)
Goldman Sachs	Russian Ruble	6,753	United States Dollar	99	10/31/2018	(3)
Goldman Sachs	Russian Ruble	13,879	United States Dollar	203	10/31/2018	(8)
Goldman Sachs	South African Rand	644	United States Dollar	44	10/31/2018	(2)
Goldman Sachs	Thai Baht	1,624	United States Dollar	50	10/31/2018	–*
Goldman Sachs	United States Dollar	116	Colombian Peso	334,423	10/31/2018	(3)
Goldman Sachs	United States Dollar	135	Colombian Peso	390,790	10/31/2018	(3)
Goldman Sachs	United States Dollar	665	Colombian Peso	1,938,782	10/31/2018	(11)
Goldman Sachs	United States Dollar	24	Hungarian Forint	6,756	10/31/2018	–*

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Goldman Sachs	United States Dollar	125	Indonesian Rupiah	1,864,390	10/31/2018	$–*
Goldman Sachs	United States Dollar	638	Indonesian Rupiah	9,481,327	10/31/2018	(5)
Goldman Sachs	United States Dollar	550	Romanian Leu	2,184	01/31/2019	(6)
Goldman Sachs	United States Dollar	19	Russian Ruble	1,208	10/31/2018	–*
Goldman Sachs	United States Dollar	57	South African Rand	766	10/31/2018	(3)
Goldman Sachs	United States Dollar	117	South African Rand	1,604	10/31/2018	(4)
Goldman Sachs	United States Dollar	114	Turkish Lira	659	10/31/2018	(7)
Goldman Sachs	United States Dollar	41	Turkish Lira	206	10/31/2018	(8)
Santander	Brazilian Real	1,303	United States Dollar	318	10/02/2018	(5)
Subtotal Depreciation						(466)

Total						$183

*	Amount rounds to less than one thousand.

As of September 30, 2018, the Fund had the following bilateral interest rate swap agreements outstanding:

COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000s)	PREMIUMS PAID/ (RECEIVED) (000s)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Kuala Lumpur Interbank Offered Rate 3 Month (1)	3.94% (1)	2,500,000	MYR	4/20/22	$2	$–	$2

Total								$2

(1)	Payment frequency is quarterly.

As of September 30, 2018, the Fund had the following centrally cleared interest rate swap agreements outstanding:

PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000s)	PREMIUMS PAID/ (RECEIVED) (000s)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
28-day Mexican Interbank Equilibrium Interest Rate (TIIE) (1)	7.94% (1)	43,000,000	MXN	12/16/20	$2	$–	$ 2
28-day Mexican Interbank Equilibrium Interest Rate (TIIE) (1)	8.16% (1)	20,000,000	MXN	12/13/23	11	–	11
8.26% (1)	28-day Mexican Interbank Equilibrium Interest Rate (TIIE) (1)	11,000,000	MXN	12/06/28	–	–	–
Warsaw InterBank Offer Rate 6 Month (2)	2.44% (3)	2,000,000	PLN	7/11/22	3	–	3
Warsaw InterBank Offer Rate 6 Month (2)	2.40% (3)	750,000	PLN	3/26/23	2	–	2
Total							$18

(1)	Payment frequency is lunar. Monthly payment based on 28-day periods. One year consists of 13 periods.
(2)	Payment frequency is semi-anually.
(3)	Payment frequency is anually.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	% OF INVESTMENTS
A	16.3%
AA	1.2
AAA	0.4
B	16.8
BB	23.5
BBB	28.4
Cash Equivalent	5.3
CCC or below	8.1

Total	100.0%

* Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Basic Materials	0.9%
Communications	1.0
Consumer, Non-cyclical	0.2
Energy	3.4
Financial	3.0
Government	90.4
Industrial	0.3
Utilities	0.8

Total	100.0%

At September 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	50.9%
Mexican Peso	7.2
South African Rand	5.6
Indonesian Rupiah	5.6

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Brazilian Real	5.1%
All other currencies less than 5%	25.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds (1)	$–	$62	$–	$62
Foreign Issuer Bonds
Costa Rica	–	1,546	615	2,161
United Arab Emirates	–	386	925	1,311
All Other Countries (1)	–	158,573	–	158,573
Total Foreign Issuer Bonds	–	160,505	1,540	162,045
Investment Companies	9,116	–	–	9,116
Total Investments	$9,116	$160,567	$1,540	$171,223

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$649	$–	$649
Bilateral Interest Rate Swap Agreements	–	2	–	2
Centrally Cleared Interest Rate Swap Agreements	–	18	–	18
Liabilities
Forward Foreign Currency Exchange Contracts	–	(466)	–	(466)
Total Other Financial Instruments	$–	$203	$–	$203

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF CURRENCY ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y – 10 Year

ARS – Argentine Peso

BRL – Brazilian Real

CLP – Chilean Peso

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

CMT – Constant Maturity

COP – Colombian Peso

CZK – Czech Koruna

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

MXN – Mexican Peso

MYR – Malaysian Ringgit

PEN – Peruvian Nuevo Sol

PHP – Philippine Peso

PLN – Polish Zloty

RON – Romanian Leu

RUB – Russian Ruble

THB – Thai Baht

TIIE – The Equilibrium Interbank Interest Rate

TSIPPCAE – The Steel Index Platts Premium Coal Australia Export

TRY – Turkish Lira

UYU – Uruguayan Peso

ZAR – South African Rand

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 0.0%

Exploration & Production – 0.0%

Chesapeake Energy Corp., 5.50%, 9/15/26	$25	$25
Total Convertible Bonds
(Cost $25)		25

CORPORATE BONDS – 65.4%

Advertising & Marketing – 0.2%

Acosta, Inc., 7.75%, 10/1/22 (1)	575	195

Lamar Media Corp., 5.00%, 5/1/23	115	117
5.75%, 2/1/26	120	124

Outfront Media Capital LLC/Outfront Media Capital Corp., 5.88%, 3/15/25	170	172
		608

Aerospace & Defense – 0.3%

Arconic, Inc., 5.13%, 10/1/24	160	161
5.90%, 2/1/27	50	51
5.95%, 2/1/37	175	174

BBA US Holdings, Inc., 5.38%, 5/1/26 (1)	265	265

Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/1/22 (1)	50	52

TransDigm, Inc., 5.50%, 10/15/20	25	25
6.00%, 7/15/22	125	127
6.50%, 7/15/24	75	77
6.50%, 5/15/25	25	25
6.38%, 6/15/26	150	151

Triumph Group, Inc., 7.75%, 8/15/25	75	73
		1,181

Airlines – 0.0%

Allegiant Travel Co., 5.50%, 7/15/19	100	101

United Continental Holdings, Inc., 6.00%, 12/1/20	25	26
4.25%, 10/1/22	25	25
		152

	PRINCIPAL AMOUNT (000s)	VALUE (000S)
CORPORATE BONDS – 65.4% – continued

Auto Parts Manufacturing – 0.3%

American Axle & Manufacturing, Inc., 6.63%, 10/15/22	$123	$126

Cooper-Standard Automotive, Inc., 5.63%, 11/15/26 (1)	75	74

Dana, Inc., 6.00%, 9/15/23	125	128

Goodyear Tire & Rubber (The) Co., 5.13%, 11/15/23	210	210
5.00%, 5/31/26	175	164

Tenneco, Inc., 5.38%, 12/15/24	150	141

ZF North America Capital, Inc., 4.00%, 4/29/20 (1)	280	281
		1,124

Automobiles Manufacturing – 0.1%

General Motors Financial Co., Inc., (Variable, ICE LIBOR USD 3M + 3.44%), 6.50%, 9/30/28 (2)(3)	75	74

Tesla, Inc., 5.30%, 8/15/25 (1)	200	168
		242

Banks – 0.4%

CIT Group, Inc., 4.13%, 3/9/21	485	485
5.00%, 8/15/22	745	760
4.75%, 2/16/24	270	271
		1,516

Cable & Satellite – 2.3%

Altice US Finance I Corp., 5.38%, 7/15/23 (1)	200	202
5.50%, 5/15/26 (1)	350	350

Block Communications, Inc., 6.88%, 2/15/25 (1)	25	26

Cablevision Systems Corp., 5.88%, 9/15/22	25	25

CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	655	662
5.13%, 2/15/23	300	301
4.00%, 3/1/23 (1)	25	24
5.13%, 5/1/23 (1)	900	901
5.75%, 9/1/23	425	431
5.88%, 4/1/24 (1)	25	25

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Cable & Satellite – 2.3% – continued
5.38%, 5/1/25 (1)	$50	$50
5.75%, 2/15/26 (1)	1,000	1,002
5.50%, 5/1/26 (1)	100	99
5.88%, 5/1/27 (1)	25	25
5.00%, 2/1/28 (1)	615	578

Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (1)	581	585
7.75%, 7/15/25 (1)	200	213

CSC Holdings LLC, 8.63%, 2/15/19	25	25
6.63%, 10/15/25 (1)	200	211
10.88%, 10/15/25 (1)	683	794
5.50%, 4/15/27 (1)	270	262

DISH DBS Corp., 5.13%, 5/1/20	100	101
6.75%, 6/1/21	160	163
5.00%, 3/15/23	75	68
5.88%, 11/15/24	640	574
7.75%, 7/1/26	250	236

Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 8/15/23 (1)	75	78

Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (1)	125	117
		8,128

Casinos & Gaming – 2.6%

Boyd Gaming Corp., 6.88%, 5/15/23	630	662
6.38%, 4/1/26	615	633
6.00%, 8/15/26	250	252

Churchill Downs, Inc., 4.75%, 1/15/28 (1)	50	47

CRC Escrow Issuer LLC/CRC Finco, Inc., 5.25%, 10/15/25 (1)	350	333

Delta Merger Sub, Inc., 6.00%, 9/15/26 (1)	425	430

Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23 (1)	75	77

Eldorado Resorts, Inc., 7.00%, 8/1/23	80	84

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Casinos & Gaming – 2.6% – continued
6.00%, 4/1/25	$125	$127

Enterprise Development Authority (The), 12.00%, 7/15/24 (1)	75	72

GLP Capital L.P./GLP Financing II, Inc., 4.88%, 11/1/20	740	754
5.38%, 11/1/23	310	320
5.25%, 6/1/25	25	25
5.38%, 4/15/26	25	25

Inn of the Mountain Gods Resort & Casino, 9.25%, 11/30/20 (4)	18	17

Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (1)	274	284
10.25%, 11/15/22 (1)	885	974

Jacobs Entertainment, Inc., 7.88%, 2/1/24 (1)	150	159

MGM Resorts International, 8.63%, 2/1/19	655	665
5.25%, 3/31/20	220	224
6.75%, 10/1/20	25	26
6.63%, 12/15/21	365	387
7.75%, 3/15/22	100	110
6.00%, 3/15/23	125	129
5.75%, 6/15/25	890	893

Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (1)	175	173

Scientific Games International, Inc., 6.63%, 5/15/21	25	25
10.00%, 12/1/22	950	1,006

Station Casinos LLC, 5.00%, 10/1/25 (1)	50	48

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/1/25 (1)	25	24
5.25%, 5/15/27 (1)	150	139
		9,124

Chemicals – 1.9%

CF Industries, Inc., 7.13%, 5/1/20	124	131
5.38%, 3/15/44	355	329

Cornerstone Chemical Co., 6.75%, 8/15/24 (1)	680	681

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Chemicals – 1.9% – continued

CVR Partners L.P./CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (1)	$50	$53

Hexion, Inc., 6.63%, 4/15/20	2,540	2,388
10.00%, 4/15/20	830	812
10.38%, 2/1/22 (1)	75	73
13.75%, 2/1/22 (1)	175	152

Huntsman International LLC, 4.88%, 11/15/20	355	361
5.13%, 11/15/22	345	355

Koppers, Inc., 6.00%, 2/15/25 (1)	25	25

Platform Specialty Products Corp., 5.88%, 12/1/25 (1)	125	123

PQ Corp., 6.75%, 11/15/22 (1)	120	125

TPC Group, Inc., 8.75%, 12/15/20 (1)	175	175

Tronox, Inc., 6.50%, 4/15/26 (1)	75	72

Valvoline, Inc., 5.50%, 7/15/24	75	75

Versum Materials, Inc., 5.50%, 9/30/24 (1)	50	51

WR Grace & Co-Conn, 5.13%, 10/1/21 (1)	310	318
5.63%, 10/1/24 (1)	135	142
		6,441

Coal Operations – 0.8%

Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 5/1/25 (1)	100	107

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 12.00%, 11/1/21	75	75
6.38%, 3/15/24	150	109

CONSOL Energy, Inc., 11.00%, 11/15/25 (1)	75	85

Foresight Energy LLC/Foresight Energy Finance Corp., 11.50%, 4/1/23 (1)	2,100	1,858

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Coal Operations – 0.8% – continued

Murray Energy Corp., 11.25%, 4/15/21 (1)	$25	$18
12.00%, 4/15/24 (1)(4)	425	285

Peabody Energy Corp., 6.00%, 3/31/22 (1)	125	127
		2,664

Commercial Finance – 0.3%

ASP AMC Merger Sub, Inc., 8.00%, 5/15/25 (1)	225	171

DAE Funding LLC, 4.00%, 8/1/20 (1)	225	222
4.50%, 8/1/22 (1)	125	122
5.00%, 8/1/24 (1)	125	122

Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25 (1)	75	75

Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/1/20 (1)	200	203
7.25%, 8/15/24 (1)	200	194
		1,109

Communications Equipment – 0.3%

Anixter, Inc., 5.63%, 5/1/19	305	309

CommScope Technologies LLC, 6.00%, 6/15/25 (1)	435	448

CommScope, Inc., 5.00%, 6/15/21 (1)	235	235

Nokia of America Corp., 6.45%, 3/15/29	75	75
		1,067

Construction Materials Manufacturing – 0.2%

Northwest Hardwoods, Inc., 7.50%, 8/1/21 (1)	25	23

NWH Escrow Corp., 7.50%, 8/1/21 (1)	25	23

Standard Industries, Inc., 5.38%, 11/15/24 (1)	250	250
4.75%, 1/15/28 (1)	25	23

Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 7/15/23	75	76

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Construction Materials Manufacturing – 0.2% – continued

US Concrete, Inc., 6.38%, 6/1/24	$195	$197

USG Corp., 5.50%, 3/1/25 (1)	150	153
		745

Consumer Finance – 3.6%

Ally Financial, Inc., 3.25%, 11/5/18	465	465
3.75%, 11/18/19	125	124
8.00%, 3/15/20	1,215	1,288
4.13%, 3/30/20	75	75
7.50%, 9/15/20	460	492
4.25%, 4/15/21	370	372
4.13%, 2/13/22	150	150
8.00%, 11/1/31	50	61

CNG Holdings, Inc., 9.38%, 5/15/20 (1)	50	49

First Data Corp., 7.00%, 12/1/23 (1)	1,145	1,192
5.00%, 1/15/24 (1)	560	563
5.75%, 1/15/24 (1)	100	102

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21 (1)	25	25
5.25%, 3/15/22 (1)	125	125

MGIC Investment Corp., 5.75%, 8/15/23	75	78

Nationstar Mortgage Holdings, Inc., 8.13%, 7/15/23 (1)	100	105
9.13%, 7/15/26 (1)	75	78

Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 6/1/22	51	51

Navient Corp., 5.50%, 1/15/19	195	196
4.88%, 6/17/19	905	912
8.00%, 3/25/20	380	400
5.88%, 3/25/21	350	358
6.63%, 7/26/21	250	261
6.50%, 6/15/22	125	130
7.25%, 9/25/23	50	53
6.13%, 3/25/24	730	730
5.88%, 10/25/24	305	299

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Consumer Finance – 3.6% – continued
6.75%, 6/25/25	$220	$221
6.75%, 6/15/26	315	311

Springleaf Finance Corp., 8.25%, 12/15/20	255	277
7.75%, 10/1/21	295	318
6.13%, 5/15/22	450	464
8.25%, 10/1/23	440	485
6.88%, 3/15/25	530	529
7.13%, 3/15/26	515	512

Starwood Property Trust, Inc., 3.63%, 2/1/21 (1)	420	412
4.75%, 3/15/25	50	48
		12,311

Consumer Products – 0.5%

Central Garden & Pet Co., 6.13%, 11/15/23	25	26
5.13%, 2/1/28	25	24

Edgewell Personal Care Co., 4.70%, 5/19/21	200	200
4.70%, 5/24/22	175	171

Energizer Gamma Acquisition, Inc., 6.38%, 7/15/26 (1)	100	103

Energizer Holdings, Inc., 5.50%, 6/15/25 (1)	300	298

First Quality Finance Co., Inc., 5.00%, 7/1/25 (1)	25	23

High Ridge Brands Co., 8.88%, 3/15/25 (1)	1,415	685

Prestige Brands, Inc., 6.38%, 3/1/24 (1)	150	152

Revlon Consumer Products Corp., 6.25%, 8/1/24	50	30

Spectrum Brands Holdings, Inc., 7.75%, 1/15/22	75	77

Spectrum Brands, Inc., 5.75%, 7/15/25	125	126
		1,915

Consumer Services – 1.2%

ADT (The) Corp., 5.25%, 3/15/20	125	127
4.88%, 7/15/32 (1)	390	313

Aramark Services, Inc., 5.13%, 1/15/24	865	875

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Consumer Services – 1.2% – continued
5.00%, 2/1/28 (1)	$135	$132

Matthews International Corp., 5.25%, 12/1/25 (1)	100	97

Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (1)	651	696

R.R. Donnelley & Sons Co., 7.63%, 6/15/20	344	365
7.88%, 3/15/21	340	361

Service Corp. International, 5.38%, 1/15/22	215	218
5.38%, 5/15/24	800	813

Sotheby’s, 4.88%, 12/15/25 (1)	75	71

Weight Watchers International, Inc., 8.63%, 12/1/25 (1)	50	54
		4,122

Containers & Packaging – 1.9%

Ball Corp., 4.38%, 12/15/20	345	349
5.00%, 3/15/22	245	253

Berry Global, Inc., 6.00%, 10/15/22	275	283
5.13%, 7/15/23	405	407
4.50%, 2/15/26 (1)	25	24

BWAY Holding Co., 5.50%, 4/15/24 (1)	400	393
7.25%, 4/15/25 (1)	275	268

Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23	390	392

Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26 (1)	215	205

Flex Acquisition Co., Inc., 6.88%, 1/15/25 (1)	50	48
7.88%, 7/15/26 (1)	50	49

Multi-Color Corp., 6.13%, 12/1/22 (1)	125	128

Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22 (1)	575	578
5.38%, 1/15/25 (1)	250	248
6.38%, 8/15/25 (1)	25	26

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Containers & Packaging – 1.9% – continued

Plastipak Holdings, Inc., 6.25%, 10/15/25 (1)	$720	$657

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 5.75%, 10/15/20	601	602
5.13%, 7/15/23 (1)	580	577
7.00%, 7/15/24 (1)	100	102

W/S Packaging Holdings, Inc., 9.00%, 4/15/23 (1)	870	899
		6,488

Department Stores – 0.1%

JC Penney Corp., Inc., 8.63%, 3/15/25 (1)	100	67
6.38%, 10/15/36	100	40

Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (1)	75	49
8.75%, 10/15/21 (1)(4)	50	33
		189

Distributors – Consumer Discretionary – 0.2%

American Tire Distributors, Inc., 10.25%, 3/1/22 (1)(5)	2,440	647

Diversified Banks – 0.1%

Bank of America Corp., (Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 9/5/24 (2)(3)	225	237
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (2)(3)	100	99

Citigroup, Inc., (Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 1/30/23 (2)(3)	50	51
(Variable, ICE LIBOR USD 3M + 4.52%), 6.25%, 8/15/26 (2)(3)	100	104

JPMorgan Chase & Co., (Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 4/30/24 (2)(3)	25	26
		517

Educational Services – 0.0%

Graham Holdings Co., 5.75%, 6/1/26 (1)	25	26

Electrical Equipment Manufacturing – 0.1%

BWX Technologies, Inc., 5.38%, 7/15/26 (1)	25	25

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Electrical Equipment Manufacturing – 0.1% – continued

Itron, Inc., 5.00%, 1/15/26 (1)	$25	$24

Vertiv Group Corp., 9.25%, 10/15/24 (1)	75	78

Vertiv Intermediate Holding Corp., 12.00%, (100% Cash), 2/15/22 (1)(4)	325	332
		459

Entertainment Content – 0.3%

AMC Networks, Inc., 5.00%, 4/1/24	25	25
4.75%, 8/1/25	215	206

Liberty Interactive LLC, 8.50%, 7/15/29	185	199

Univision Communications, Inc., 6.75%, 9/15/22 (1)	269	275
5.13%, 5/15/23 (1)	190	181

WMG Acquisition Corp., 5.00%, 8/1/23 (1)	213	213
		1,099

Entertainment Resources – 1.0%

AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	415	397
5.88%, 11/15/26	125	120
6.13%, 5/15/27	410	393

Boyne USA, Inc., 7.25%, 5/1/25 (1)	75	79

Carmike Cinemas, Inc., 6.00%, 6/15/23 (1)	75	76

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 4/15/27	50	48

Cinemark USA, Inc., 5.13%, 12/15/22	100	101

Constellation Merger Sub, Inc., 8.50%, 9/15/25 (1)	100	95

Live Nation Entertainment, Inc., 4.88%, 11/1/24 (1)	275	269
5.63%, 3/15/26 (1)	50	51

LTF Merger Sub, Inc., 8.50%, 6/15/23 (1)	450	469

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Entertainment Resources – 1.0% – continued

National CineMedia LLC, 5.75%, 8/15/26	$50	$47

Six Flags Entertainment Corp., 4.88%, 7/31/24 (1)	315	307

Sterling Entertainment Group LLC, 10.25%, 1/15/25 (6)	1,110	1,093
		3,545

Exploration & Production – 4.7%

Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp., 7.88%, 12/15/24	75	71

Antero Resources Corp., 5.38%, 11/1/21	530	537
5.13%, 12/1/22	545	553

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/1/22 (1)	450	506
11/1/26 (1)(7)	335	334

Bruin E&P Partners LLC, 8.88%, 8/1/23 (1)	150	154

California Resources Corp., 8.00%, 12/15/22 (1)	225	215

Callon Petroleum Co., 6.13%, 10/1/24	250	254
6.38%, 7/1/26	75	76

Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	46	46
6.25%, 4/15/23	175	179

Centennial Resource Production LLC, 5.38%, 1/15/26 (1)	50	50

Chaparral Energy, Inc., 8.75%, 7/15/23 (1)	50	50

Chesapeake Energy Corp., 6.63%, 8/15/20	227	237
6.88%, 11/15/20	100	105
6.13%, 2/15/21	235	241
8.00%, 1/15/25	585	603
7.50%, 10/1/26	75	75
8.00%, 6/15/27	340	347

CNX Resources Corp., 5.88%, 4/15/22	50	50

Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 5/15/25 (1)	125	127

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Exploration & Production – 4.7% – continued

CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/25 (1)	$175	$171

Denbury Resources, Inc., 9.00%, 5/15/21 (1)	75	81
6.38%, 8/15/21	425	414
9.25%, 3/31/22 (1)	21	23
7.50%, 2/15/24 (1)	50	52

Diamondback Energy, Inc., 4.75%, 11/1/24 (1)	50	50
5.38%, 5/31/25	25	26

Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 2/15/23 (1)	580	641

EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/1/20	187	186
7.75%, 9/1/22	155	119
6.38%, 6/15/23	1,146	765
9.38%, 5/1/24 (1)	1,187	979

Extraction Oil & Gas, Inc., 7.38%, 5/15/24 (1)	25	25
5.63%, 2/1/26 (1)	25	22

Gulfport Energy Corp., 6.00%, 10/15/24	100	98
6.38%, 5/15/25	50	49
6.38%, 1/15/26	25	24

Halcon Resources Corp., 6.75%, 2/15/25	75	72

Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp., 5.63%, 2/15/26 (1)	150	151

HighPoint Operating Corp., 7.00%, 10/15/22	50	50

Indigo Natural Resources LLC, 6.88%, 2/15/26 (1)	50	48

Jagged Peak Energy LLC, 5.88%, 5/1/26 (1)	100	100

Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25 (1)	25	19

Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/1/22	50	29

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Exploration & Production – 4.7% – continued
9.25%, 3/15/23	$100	$82
9.25%, 3/15/23 (1)	–	–

Laredo Petroleum, Inc., 5.63%, 1/15/22	125	124

Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26 (1)	175	175

Matador Resources Co., 5.88%, 9/15/26 (1)	100	101

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26 (1)	200	200

Murphy Oil Corp., 4.45%, 12/1/22	275	273
5.75%, 8/15/25	25	25

Newfield Exploration Co., 5.63%, 7/1/24	25	26
5.38%, 1/1/26	95	98

Northern Oil and Gas, Inc., 5/15/23 (1)(4)(7)	50	53

Oasis Petroleum, Inc., 6.50%, 11/1/21	125	127
6.88%, 3/15/22	240	244
6.25%, 5/1/26 (1)	340	346

Parsley Energy LLC/Parsley Finance Corp., 6.25%, 6/1/24 (1)	50	52
5.63%, 10/15/27 (1)	25	25

PDC Energy, Inc., 6.13%, 9/15/24	100	98

QEP Resources, Inc., 5.63%, 3/1/26	50	48

Range Resources Corp., 5.00%, 8/15/22	465	460
5.00%, 3/15/23	475	465

Resolute Energy Corp., 8.50%, 5/1/20	425	426

Sanchez Energy Corp., 7.75%, 6/15/21	175	122
6.13%, 1/15/23	970	553

SM Energy Co., 6.13%, 11/15/22	349	359
5.00%, 1/15/24	225	219
5.63%, 6/1/25	60	60

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Exploration & Production – 4.7% – continued
6.75%, 9/15/26	$125	$130
6.63%, 1/15/27	150	155

Southwestern Energy Co., 6.20%, 1/23/25	125	124

Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 8.75%, 4/15/23 (1)	100	98
9.75%, 4/15/23 (8)	125	–

Whiting Petroleum Corp., 5.75%, 3/15/21	740	758
6.25%, 4/1/23	310	321
6.63%, 1/15/26	100	104

WildHorse Resource Development Corp., 6.88%, 2/1/25	175	181

WPX Energy, Inc., 8.25%, 8/1/23	100	114
5.25%, 9/15/24	235	236
5.75%, 6/1/26	175	177
		16,163

Financial Services – 1.2%

Charles Schwab (The) Corp., (Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (2)(3)	75	72

Eagle Holding Co. II LLC, 7.63%, (100% Cash), 5/15/22 (1)(4)	150	152

Hunt Cos., Inc., 6.25%, 2/15/26 (1)	50	47

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	250	254
5.88%, 2/1/22	460	466
6.25%, 2/1/22	225	231

Lions Gate Capital Holdings LLC, 5.88%, 11/1/24 (1)	190	195

LPL Holdings, Inc., 5.75%, 9/15/25 (1)	760	742

NFP Corp., 6.88%, 7/15/25 (1)	800	800

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.38%, 12/15/22 (1)	25	25

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Financial Services – 1.2% – continued

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/1/25 (1)	$125	$121

Trident Merger Sub, Inc., 6.63%, 11/1/25 (1)	1,025	971

VFH Parent LLC/Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (1)	50	52

Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 7/15/25 (1)	125	121
		4,249

Food & Beverage – 0.5%

B&G Foods, Inc., 5.25%, 4/1/25	75	72

HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 8/15/26 (1)	75	76

Nathan’s Famous, Inc., 6.63%, 11/1/25 (1)	50	50

Pilgrim’s Pride Corp., 5.75%, 3/15/25 (1)	100	96
5.88%, 9/30/27 (1)	75	71

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24	185	194

Post Holdings, Inc., 5.50%, 3/1/25 (1)	360	357
5.00%, 8/15/26 (1)	25	24
5.75%, 3/1/27 (1)	405	397
5.63%, 1/15/28 (1)	270	260
		1,597

Forest & Paper Products Manufacturing – 0.0%

Appvion, Inc., 9.00%, 6/1/20 (8)	225	–

Mercer International, Inc., 6.50%, 2/1/24	75	77

Schweitzer-Mauduit International, Inc., 6.88%, 10/1/26 (1)	75	76
		153

Hardware – 0.7%

CDW LLC/CDW Finance Corp., 5.00%, 9/1/23	360	364
5.00%, 9/1/25	180	179

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Hardware – 0.7% – continued

Dell International LLC/EMC Corp., 5.88%, 6/15/21 (1)	$960	$989
6.02%, 6/15/26 (1)	110	118

Diebold Nixdorf, Inc., 8.50%, 4/15/24	75	54

EMC Corp., 2.65%, 6/1/20	175	172

Everi Payments, Inc., 7.50%, 12/15/25 (1)	75	76

NCR Corp., 6.38%, 12/15/23	175	178

TTM Technologies, Inc., 5.63%, 10/1/25 (1)	50	50

Western Digital Corp., 4.75%, 2/15/26	350	338
		2,518

Health Care Facilities & Services – 5.5%

Charles River Laboratories International, Inc., 5.50%, 4/1/26 (1)	50	51

CHS/Community Health Systems, Inc., 6.88%, 2/1/22	113	63
(Step to 9.88% on 06/22/19), 11.00%, 6/30/23 (1)(9)	50	45
8.63%, 1/15/24 (1)	50	52
8.13%, 6/30/24 (1)	34	28

DaVita, Inc., 5.75%, 8/15/22	415	423
5.13%, 7/15/24	520	502
5.00%, 5/1/25	105	100

Encompass Health Corp., 5.75%, 11/1/24	25	25

Enterprise Merger Sub, Inc., 10/15/26 (7)	1,640	1,640

Envision Healthcare Corp., 5.13%, 7/1/22 (1)	160	164
5.63%, 7/15/22	125	129
6.25%, 12/1/24 (1)	450	484

HCA Healthcare, Inc., 6.25%, 2/15/21	150	156

HCA, Inc., 6.50%, 2/15/20	375	390
7.50%, 2/15/22	25	27

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Health Care Facilities & Services – 5.5% – continued
5.88%, 3/15/22	$805	$853
4.75%, 5/1/23	1,065	1,084
5.00%, 3/15/24	605	620
5.38%, 2/1/25	25	26
5.25%, 4/15/25	495	510
7.69%, 6/15/25	690	771
7.58%, 9/15/25	100	111
5.25%, 6/15/26	25	26
5.38%, 9/1/26	900	909
5.63%, 9/1/28	175	176
7.75%, 7/15/36	420	458
5.50%, 6/15/47	50	51

LifePoint Health, Inc., 5.50%, 12/1/21	100	102
5.88%, 12/1/23	155	162

NVA Holdings, Inc., 6.88%, 4/1/26 (1)	450	449

RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (1)	810	850

Select Medical Corp., 6.38%, 6/1/21	125	126

Surgery Center Holdings, Inc., 6.75%, 7/1/25 (1)	1,400	1,340

Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24 (1)	120	127

Team Health Holdings, Inc., 6.38%, 2/1/25 (1)	1,070	939

Tenet Healthcare Corp., 5.50%, 3/1/19	25	25
6.00%, 10/1/20	475	491
7.50%, 1/1/22 (1)	250	261
8.13%, 4/1/22	240	253
6.75%, 6/15/23	325	324
4.63%, 7/15/24	407	396
7.00%, 8/1/25	200	197
6.88%, 11/15/31	100	90

Universal Hospital Services, Inc., 7.63%, 8/15/20	150	150

Vizient, Inc., 10.38%, 3/1/24 (1)	1,800	1,969

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Health Care Facilities & Services – 5.5% – continued

West Street Merger Sub, Inc., 6.38%, 9/1/25 (1)	$905	$857
		18,982

Home Improvement – 0.5%

Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23 (1)	1,130	1,099

BMC East LLC, 5.50%, 10/1/24 (1)	150	145

Griffon Corp., 5.25%, 3/1/22	150	148

Jeld-Wen, Inc., 4.63%, 12/15/25 (1)	25	23
4.88%, 12/15/27 (1)	50	45

PGT Escrow Issuer, Inc., 6.75%, 8/1/26 (1)	50	52

Scotts Miracle-Gro (The) Co., 5.25%, 12/15/26	50	48

ServiceMaster (The) Co. LLC, 5.13%, 11/15/24 (1)	25	25
		1,585

Homebuilders – 1.6%

Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 8/1/25 (1)	50	47

AV Homes, Inc., 6.63%, 5/15/22	100	103

Beazer Homes USA, Inc., 8.75%, 3/15/22	100	106
6.75%, 3/15/25	75	69

Century Communities, Inc., 6.88%, 5/15/22	125	128
5.88%, 7/15/25	100	93

Lennar Corp., 8.38%, 1/15/21	155	169
4.13%, 1/15/22	175	173
5.38%, 10/1/22	300	308
4.75%, 11/15/22	370	372
4.88%, 12/15/23	355	358
5.25%, 6/1/26	195	193

Meritage Homes Corp., 7.00%, 4/1/22	400	430
6.00%, 6/1/25	650	658

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Homebuilders – 1.6% – continued

PulteGroup, Inc., 4.25%, 3/1/21	$400	$402

Shea Homes L.P./Shea Homes Funding Corp., 5.88%, 4/1/23 (1)	75	74
6.13%, 4/1/25 (1)	95	92

Toll Brothers Finance Corp., 4.00%, 12/31/18	105	105
5.88%, 2/15/22	50	52
4.38%, 4/15/23	390	387
5.63%, 1/15/24	85	88
4.88%, 3/15/27	205	195
4.35%, 2/15/28	230	211

TRI Pointe Group, Inc., 5.25%, 6/1/27	50	45

Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/1/23	175	169
6.63%, 8/15/25	75	71

William Lyon Homes, Inc., 6.00%, 9/1/23	50	48
5.88%, 1/31/25	125	116

Williams Scotsman International, Inc., 7.88%, 12/15/22 (1)	50	52
6.88%, 8/15/23 (1)	100	99
		5,413

Industrial Other – 0.6%

Ahern Rentals, Inc., 7.38%, 5/15/23 (1)	125	123

Aptim Corp., 7.75%, 6/15/25 (1)	150	129

Brand Industrial Services, Inc., 8.50%, 7/15/25 (1)	125	129

Engility Corp., 8.88%, 9/1/24	25	27

frontdoor, Inc., 6.75%, 8/15/26 (1)	100	103

Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	50	51

H&E Equipment Services, Inc., 5.63%, 9/1/25	100	100

HD Supply, Inc., (Step to 7.00% on 04/15/19), 5.75%, 4/15/24 (1)(9)	410	431

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Industrial Other – 0.6% continued

Herc Rentals, Inc., 7.50%, 6/1/22 (1)	$52	$55
7.75%, 6/1/24 (1)	92	99

Michael Baker International LLC, 8.75%, 3/1/23 (1)	125	125

New Enterprise Stone & Lime Co., Inc., 10.13%, 4/1/22 (1)	200	214
6.25%, 3/15/26 (1)	25	25

TopBuild Corp., 5.63%, 5/1/26 (1)	75	73

United Rentals North America, Inc., 4.63%, 7/15/23	95	96
5.75%, 11/15/24	225	232
5.88%, 9/15/26	165	169
4.88%, 1/15/28	50	47
		2,228

Internet Media – 0.4%

Match Group, Inc., 6.38%, 6/1/24	119	125

Netflix, Inc., 5.38%, 2/1/21	210	215
5.50%, 2/15/22	455	469
5.88%, 2/15/25	50	52
4.38%, 11/15/26	150	140
4.88%, 4/15/28 (1)	145	137
5.88%, 11/15/28 (1)	100	100
		1,238

Iron & Steel – 0.8%

Specialty Steel Supply, Inc., 11.62%, 11/15/22 (6)	2,670	2,670

Leisure Products Manufacturing – 0.0%

Mattel, Inc., 6.75%, 12/31/25 (1)	100	98

Life Insurance – 0.7%

AssuredPartners, Inc., 7.00%, 8/15/25 (1)	2,115	2,094

Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25 (1)	75	74

Genworth Holdings, Inc., 7.70%, 6/15/20	150	154
7.63%, 9/24/21	25	25
		2,347

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Machinery Manufacturing – 0.8%

BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24 (1)	$100	$105

Cloud Crane LLC, 10.13%, 8/1/24 (1)	150	164

CNH Industrial Capital LLC, 3.38%, 7/15/19	85	85
4.88%, 4/1/21	220	226
4.38%, 4/5/22	205	207

JPW Industries Holding Corp., 9.00%, 10/1/24 (1)	1,140	1,160

Mueller Water Products, Inc., 5.50%, 6/15/26 (1)	50	50

RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25 (1)	365	348

SPX FLOW, Inc., 5.63%, 8/15/24 (1)	50	50
5.88%, 8/15/26 (1)	50	50

Stevens Holding Co., Inc., 6.13%, 10/1/26 (1)	75	76

Tennant Co., 5.63%, 5/1/25	50	51

Titan International, Inc., 6.50%, 11/30/23	125	121

Welbilt, Inc., 9.50%, 2/15/24	85	93
		2,786

Managed Care – 2.4%

Centene Corp., 5.63%, 2/15/21	25	25
4.75%, 5/15/22	625	632
6.13%, 2/15/24	895	940
5.38%, 6/1/26 (1)	255	261

MPH Acquisition Holdings LLC, 7.13%, 6/1/24 (1)	350	363

One Call Corp., 7.50%, 7/1/24 (1)	1,304	1,285
10.00%, 10/1/24 (1)	1,636	1,366

Polaris Intermediate Corp., 8.50%, (100% Cash), 12/1/22 (1)(4)	2,680	2,769

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Managed Care – 2.4% – continued

WellCare Health Plans, Inc., 5.38%, 8/15/26 (1)	$625	$636
		8,277

Manufactured Goods – 1.3%

Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (1)	100	104

Material Sciences Corp., 10.59%, 1/9/24 (6)	1,511	1,511

Novelis Corp., 6.25%, 8/15/24 (1)	210	215
5.88%, 9/30/26 (1)	670	655

Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.63%, 6/1/21 (1)	2,070	2,049

Park-Ohio Industries, Inc., 6.63%, 4/15/27	25	26
		4,560

Medical Equipment & Devices Manufacturing – 0.8%

Avantor, Inc., 9.00%, 10/1/25 (1)	2,125	2,194

Hologic, Inc., 4.38%, 10/15/25 (1)	280	268
4.63%, 2/1/28 (1)	85	80

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 6.63%, 5/15/22 (1)	75	74
		2,616

Metals & Mining – 1.8%

AK Steel Corp., 7.63%, 10/1/21	100	102

Aleris International, Inc., 10.75%, 7/15/23 (1)	25	26

Big River Steel LLC/BRS Finance Corp., 7.25%, 9/1/25 (1)	1,031	1,089

Century Aluminum Co., 7.50%, 6/1/21 (1)	720	727

Cleveland-Cliffs, Inc., 5.75%, 3/1/25	125	122

Coeur Mining, Inc., 5.88%, 6/1/24	75	71

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Metals & Mining – 1.8% – continued

Commercial Metals Co., 5.75%, 4/15/26 (1)	$50	$48
5.38%, 7/15/27	25	24

Freeport-McMoRan, Inc., 3.10%, 3/15/20	180	178
4.00%, 11/14/21	310	307
3.55%, 3/1/22	145	140
3.88%, 3/15/23	460	445
4.55%, 11/14/24	25	24
5.40%, 11/14/34	765	719
5.45%, 3/15/43	665	605

Hecla Mining Co., 6.88%, 5/1/21	75	75

Hi-Crush Partners L.P., 9.50%, 8/1/26 (1)	25	23

Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (1)	540	587

Real Alloy Holding, Inc., 10.00%, 1/15/19 (8)(10)	1,283	–

Steel Dynamics, Inc., 5.13%, 10/1/21	75	76
5.50%, 10/1/24	265	271

TMS International Corp., 7.25%, 8/15/25 (1)	75	76

United States Steel Corp., 6.88%, 8/15/25	100	102
6.25%, 3/15/26	50	50

Warrior Met Coal, Inc., 8.00%, 11/1/24 (1)	225	231
		6,118

Oil & Gas Services & Equipment – 0.3%

Apergy Corp., 6.38%, 5/1/26 (1)	25	26

Basic Energy Services Inc, 10.75%, 10/15/23 (1)	25	26

Bristow Group, Inc., 8.75%, 3/1/23 (1)	25	24

Calfrac Holdings L.P., 8.50%, 6/15/26 (1)	100	93

Diamond Offshore Drilling, Inc., 7.88%, 8/15/25	50	52

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Oil & Gas Services & Equipment – 0.3% – continued

Exterran Energy Solutions L.P./EES Finance Corp., 8.13%, 5/1/25	$50	$52

FTS International, Inc., 6.25%, 5/1/22	175	168

Global Marine, Inc., 7.00%, 6/1/28	25	25

McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 5/1/24 (1)	50	54

Nabors Industries, Inc., 5.00%, 9/15/20	50	50
4.63%, 9/15/21	25	25

Parker Drilling Co., 7.50%, 8/1/20	25	22
6.75%, 7/15/22	25	20

Rowan Cos., Inc., 7.38%, 6/15/25	100	100

SESI LLC, 7.13%, 12/15/21	75	76
7.75%, 9/15/24	75	77

USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 4/1/26 (1)	75	77

Weatherford International LLC, 9.88%, 3/1/25 (1)	25	24
6.80%, 6/15/37	50	38
		1,029

Pharmaceuticals – 0.2%

Bausch Health Cos., Inc., 8.50%, 1/31/27 (1)	100	105

Elanco Animal Health, Inc., 4.27%, 8/28/23 (1)	50	50

Endo Finance LLC, 5.75%, 1/15/22 (1)	75	70

Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (1)	225	219
5.38%, 1/15/23 (1)	170	150
		594

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Pipeline – 3.2%

American Midstream Partners L.P./American Midstream Finance Corp., 9.50%, 12/15/21 (1)	$75	$75

Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24	495	498

Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (1)	100	103
6.63%, 7/15/26 (1)	25	25

Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	325	356
5.88%, 3/31/25	430	452
5.13%, 6/30/27	25	25

Cheniere Energy Partners L.P., 5.25%, 10/1/25	870	871
5.63%, 10/1/26 (1)	45	45

CNX Midstream Partners L.P./CNX Midstream Finance Corp., 6.50%, 3/15/26 (1)	50	50

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.25%, 4/1/23	210	217
5.75%, 4/1/25	105	107

DCP Midstream Operating L.P., 2.70%, 4/1/19	105	105
4.95%, 4/1/22	25	25
5.38%, 7/15/25	115	117
(Variable, ICE LIBOR USD 3M + 3.85%), 5.85%, 5/21/43 (1)(2)	175	162
5.60%, 4/1/44	125	120

Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75%, 5/15/25	75	76

Energy Transfer Equity L.P., 7.50%, 10/15/20	858	918
4.25%, 3/15/23	375	373
5.88%, 1/15/24	215	226

Energy Transfer Partners L.P., (Variable, ICE LIBOR USD 3M + 4.03%), 6.25%, 2/15/23 (2)(3)	75	72
(Variable, ICE LIBOR USD 3M + 4.16%), 6.63%, 2/15/28 (2)(3)	50	48

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Pipeline – 3.2% – continued

EnLink Midstream Partners L.P., 4.40%, 4/1/24	$100	$97
4.15%, 6/1/25	25	24
4.85%, 7/15/26	125	121
5.60%, 4/1/44	25	22
5.05%, 4/1/45	50	41
5.45%, 6/1/47	125	109

Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/1/25	25	24

Holly Energy Partners L.P./Holly Energy Finance Corp., 6.00%, 8/1/24 (1)	100	102

NGPL PipeCo LLC, 4.38%, 8/15/22 (1)	100	101

NuStar Logistics L.P., 4.80%, 9/1/20	345	348
6.75%, 2/1/21	55	58
4.75%, 2/1/22	60	60
5.63%, 4/28/27	115	114

PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	175	179

Plains All American Pipeline L.P., (Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (2)(3)	50	49

Rockies Express Pipeline LLC, 6.00%, 1/15/19 (1)	295	297
5.63%, 4/15/20 (1)	415	426
6.88%, 4/15/40 (1)	25	29

SemGroup Corp., 7.25%, 3/15/26	50	50

SemGroup Corp./Rose Rock Finance Corp., 5.63%, 7/15/22	450	447
5.63%, 11/15/23	250	243

Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 8/15/22	207	206
5.75%, 4/15/25	565	544

Summit Midstream Partners L.P., (Variable, ICE LIBOR USD 3M + 7.43%), 9.50%, 12/15/22 (2)(3)	125	124

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Pipeline – 3.2% – continued

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 4.75%, 10/1/23 (1)	$50	$50
5.50%, 9/15/24 (1)	75	76

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.13%, 11/15/19	240	239
4.25%, 11/15/23	595	581
6.75%, 3/15/24	390	411
5.13%, 2/1/25	315	317
5.88%, 4/15/26 (1)	25	26
5.00%, 1/15/28 (1)	335	326

TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 2/15/26	25	24
		10,931

Power Generation – 2.3%

Calpine Corp., 6.00%, 1/15/22 (1)	1,165	1,174
5.38%, 1/15/23	915	865
5.50%, 2/1/24	450	402
5.75%, 1/15/25	1,250	1,106

Clearway Energy Operating LLC, 10/15/25 (1)(7)	75	76
5.00%, 9/15/26	100	96

GenOn Energy, Inc., 7.88%, 6/15/17 (11)	25	17

NRG Energy, Inc., 6.25%, 7/15/22	106	109
6.25%, 5/1/24	25	26
7.25%, 5/15/26	830	900
6.63%, 1/15/27	1,005	1,055

Pattern Energy Group, Inc., 5.88%, 2/1/24 (1)	100	101

Vistra Energy Corp., 7.38%, 11/1/22	350	364
5.88%, 6/1/23	360	370
7.63%, 11/1/24	644	693

Vistra Operations Co. LLC, 5.50%, 9/1/26 (1)	725	733
		8,087

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Property & Casualty Insurance – 1.3%

Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/25 (1)	$125	$116

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23 (1)	2,310	2,391

HUB International Ltd., 7.00%, 5/1/26 (1)	1,670	1,672

Radian Group, Inc., 7.00%, 3/15/21	25	27
4.50%, 10/1/24	75	74

USIS Merger Sub, Inc., 6.88%, 5/1/25 (1)	385	384
		4,664

Publishing & Broadcasting – 1.8%

Clear Channel Worldwide Holdings, Inc., 7.63%, 3/15/20	550	551
6.50%, 11/15/22	260	265

EW Scripps (The) Co., 5.13%, 5/15/25 (1)	100	96

Gray Television, Inc., 5.13%, 10/15/24 (1)	50	48
5.88%, 7/15/26 (1)	300	297

iHeartCommunications, Inc., 14.00%, 2/1/21 (10)	129	16

Nexstar Broadcasting, Inc., 5.63%, 8/1/24 (1)	225	220

Salem Media Group, Inc., 6.75%, 6/1/24 (1)	25	22

Sinclair Television Group, Inc., 5.38%, 4/1/21	265	265
6.13%, 10/1/22	125	128
5.13%, 2/15/27 (1)	285	262

Sirius XM Radio, Inc., 3.88%, 8/1/22 (1)	175	172
4.63%, 5/15/23 (1)	285	283
6.00%, 7/15/24 (1)	635	658
5.38%, 7/15/26 (1)	470	466
5.00%, 8/1/27 (1)	250	241

TEGNA, Inc., 5.13%, 10/15/19	318	318
5.13%, 7/15/20	334	337
6.38%, 10/15/23	25	26

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Publishing & Broadcasting – 1.8% – continued

Townsquare Media, Inc., 6.50%, 4/1/23 (1)	$615	$569

Urban One, Inc., 9.25%, 2/15/20 (1)	855	844
		6,084

Real Estate – 2.9%

CyrusOne L.P./CyrusOne Finance Corp., 5.00%, 3/15/24	25	26
5.38%, 3/15/27	25	26

Equinix, Inc., 5.38%, 4/1/23	350	358
5.88%, 1/15/26	240	247

ESH Hospitality, Inc., 5.25%, 5/1/25 (1)	365	353

FelCor Lodging L.P., 6.00%, 6/1/25	275	286

Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/25 (1)	50	50

Greystar Real Estate Partners LLC, 5.75%, 12/1/25 (1)	25	24

Iron Mountain US Holdings, Inc., 5.38%, 6/1/26 (1)	125	118

Iron Mountain, Inc., 6.00%, 8/15/23	455	467
5.75%, 8/15/24	765	757
5.25%, 3/15/28 (1)	275	255

iStar, Inc., 4.63%, 9/15/20	50	50

Kennedy-Wilson, Inc., 5.88%, 4/1/24	25	25

MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, 3/1/24	425	444
5.50%, 5/1/24	610	613
5.25%, 8/1/26	490	487
5.00%, 10/15/27	575	554

Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (1)	310	311
5.25%, 12/1/21 (1)	225	226

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Real Estate – 2.9% – continued

RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, 4/15/23	$50	$50

Sabra Health Care L.P./Sabra Capital Corp., 5.50%, 2/1/21	655	666

SBA Communications Corp., 4.00%, 10/1/22	100	98

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24 (1)	1,585	1,450

Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23	1,770	1,690

VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23	385	425
		10,056

Refining & Marketing – 0.2%

Citgo Holding, Inc., 10.75%, 2/15/20 (1)	350	371

CITGO Petroleum Corp., 6.25%, 8/15/22 (1)	25	25

Sunoco L.P./Sunoco Finance Corp., 4.88%, 1/15/23 (1)	100	99
5.88%, 3/15/28 (1)	125	120
		615

Restaurants – 0.3%

Golden Nugget, Inc., 6.75%, 10/15/24 (1)	150	152
8.75%, 10/1/25 (1)	200	210

IRB Holding Corp., 6.75%, 2/15/26 (1)	100	98

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24 (1)	100	99
5.25%, 6/1/26 (1)	400	399
		958

Retail – Consumer Discretionary – 1.5%

American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (1)	100	102

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Retail – Consumer Discretionary – 1.5% – continued

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.13%, 6/1/22 (1)	$185	$190
5.25%, 3/15/25 (1)	170	159

Beacon Roofing Supply, Inc., 6.38%, 10/1/23	75	78
4.88%, 11/1/25 (1)	25	23

Builders FirstSource, Inc., 5.63%, 9/1/24 (1)	100	96

Carvana Co., 8.88%, 10/1/23 (1)	75	75

FirstCash, Inc., 5.38%, 6/1/24 (1)	50	50

Hertz (The) Corp., 5.88%, 10/15/20	225	224
7.63%, 6/1/22 (1)	150	148
5.50%, 10/15/24 (1)	960	797

L Brands, Inc., 6.75%, 7/1/36	200	165

Lithia Motors, Inc., 5.25%, 8/1/25 (1)	50	48

Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/1/22 (1)	1,070	947

Party City Holdings, Inc., 6.63%, 8/1/26 (1)	50	51

Penske Automotive Group, Inc., 3.75%, 8/15/20	485	481
5.75%, 10/1/22	100	102

QVC, Inc., 5.45%, 8/15/34	140	125

Sonic Automotive, Inc., 6.13%, 3/15/27	100	94

SRS Distribution, Inc., 8.25%, 7/1/26 (1)	1,210	1,186
		5,141

Retail – Consumer Staples – 0.0%

US Foods, Inc., 5.88%, 6/15/24 (1)	150	151

Semiconductors – 0.3%

Advanced Micro Devices, Inc., 7.50%, 8/15/22	66	74

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Semiconductors – 0.3% – continued
7.00%, 7/1/24	$286	$302

Amkor Technology, Inc., 6.38%, 10/1/22	315	321

Entegris, Inc., 4.63%, 2/10/26 (1)	50	47

Micron Technology, Inc., 5.50%, 2/1/25	135	140

Qorvo, Inc., 5.50%, 7/15/26 (1)	50	51
		935

Software & Services – 2.4%

ACI Worldwide, Inc., 5.75%, 8/15/26 (1)	50	51

Ascend Learning LLC, 6.88%, 8/1/25 (1)	50	51

Banff Merger Sub, Inc., 9.75%, 9/1/26 (1)	75	76

BMC Software Finance, Inc., 8.13%, 7/15/21 (1)	450	459

CDK Global, Inc., 3.80%, 10/15/19	80	80
5.00%, 10/15/24	160	163
5.88%, 6/15/26	210	216
4.88%, 6/1/27	126	123

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/1/25 (1)	50	50

Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	125	132

Exela Intermediate LLC/Exela Finance, Inc., 10.00%, 7/15/23 (1)	25	27

Financial & Risk US Holdings, Inc., 5/15/26 (1)(7)	100	100

Gartner, Inc., 5.13%, 4/1/25 (1)	50	50

Harland Clarke Holdings Corp., 9.25%, 3/1/21 (1)	375	354
8.38%, 8/15/22 (1)	385	369

Infor Software Parent LLC/Infor Software Parent, Inc., 7.13%, (100% Cash), 5/1/21 (1)(4)	566	571

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Software & Services – 2.4% – continued

Infor US, Inc., 6.50%, 5/15/22	$350	$355

IQVIA, Inc., 5.00%, 10/15/26 (1)	350	344

j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25 (1)	495	509

MSCI, Inc., 5.25%, 11/15/24 (1)	460	471
5.75%, 8/15/25 (1)	380	397
4.75%, 8/1/26 (1)	50	50

Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/20	335	335
5.00%, 4/15/22 (1)	644	628

Nuance Communications, Inc., 5.38%, 8/15/20 (1)	132	132
6.00%, 7/1/24	630	649

Rackspace Hosting, Inc., 8.63%, 11/15/24 (1)	700	681

Riverbed Technology, Inc., 8.88%, 3/1/23 (1)	270	254

RP Crown Parent LLC, 7.38%, 10/15/24 (1)	150	156

Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24 (1)	125	137

Veritas US, Inc./Veritas Bermuda Ltd., 10.50%, 2/1/24 (1)	200	183

Verscend Escrow Corp., 9.75%, 8/15/26 (1)	150	155
		8,308

Supermarkets & Pharmacies – 0.2%

Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 5.75%, 3/15/25	420	378

Cumberland Farms, Inc., 6.75%, 5/1/25 (1)	150	154
		532

Tobacco – 0.0%

Vector Group Ltd., 6.13%, 2/1/25 (1)	75	69

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Transportation & Logistics – 0.2%

BCD Acquisition, Inc., 9.63%, 9/15/23 (1)	$50	$53

JB Poindexter & Co., Inc., 7.13%, 4/15/26 (1)	75	78

Wabash National Corp., 5.50%, 10/1/25 (1)	75	72

XPO Logistics, Inc., 6.50%, 6/15/22 (1)	386	398
6.13%, 9/1/23 (1)	50	52
		653

Travel & Lodging – 0.2%

Hilton Domestic Operating Co., Inc., 5.13%, 5/1/26 (1)	355	353

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 4/1/25	340	331

Marriott Ownership Resorts, Inc., 6.50%, 9/15/26 (1)	50	52
		736

Utilities – 0.5%

AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	75	74
5.75%, 5/20/27	100	98

Ferrellgas L.P./Ferrellgas Finance Corp., 6.50%, 5/1/21	50	45

Ferrellgas Partners L.P./Ferrellgas Partners Finance Corp., 8.63%, 6/15/20	50	47

NextEra Energy Operating Partners L.P., 4.25%, 9/15/24 (1)	50	49

Talen Energy Supply LLC, 4.60%, 12/15/21	440	376
9.50%, 7/15/22 (1)	940	940
6.50%, 6/1/25	180	138
10.50%, 1/15/26 (1)	75	68
		1,835

Waste & Environment Services & Equipment – 0.0%

Wrangler Buyer Corp, 6.00%, 10/1/25 (1)	25	24

Wireless Telecommunications Services – 1.5%

Hughes Satellite Systems Corp., 6.50%, 6/15/19	263	268

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Wireless Telecommunications Services – 1.5% – continued
6.63%, 8/1/26	$175	$169

Sprint Capital Corp., 8.75%, 3/15/32	700	788

Sprint Communications, Inc., 9.00%, 11/15/18 (1)	350	352
9.25%, 4/15/22	75	85

Sprint Corp., 7.88%, 9/15/23	565	609
7.13%, 6/15/24	1,005	1,043
7.63%, 3/1/26	325	344

T-Mobile USA, Inc., 4.00%, 4/15/22	50	50
6.00%, 3/1/23	935	961
6.00%, 4/15/24	300	311
6.50%, 1/15/26	135	141
4.50%, 2/1/26	230	220
4.75%, 2/1/28	25	24
		5,365

Wireline Telecommunications Services – 3.1%

CenturyLink, Inc., 6.45%, 6/15/21	75	78
5.80%, 3/15/22	25	25
6.75%, 12/1/23	50	52
7.50%, 4/1/24	25	27
7.60%, 9/15/39	125	112

Cogent Communications Group, Inc., 5.38%, 3/1/22 (1)	50	51

Embarq Corp., 8.00%, 6/1/36	765	765

Frontier Communications Corp., 8.13%, 10/1/18	115	115
10.50%, 9/15/22	595	530
7.13%, 1/15/23	155	110
7.63%, 4/15/24	145	93
11.00%, 9/15/25	1,715	1,337
9.00%, 8/15/31	872	554

GTT Communications, Inc., 7.88%, 12/31/24 (1)	2,220	2,162

Level 3 Financing, Inc., 5.38%, 8/15/22	220	222
5.63%, 2/1/23	250	253
5.13%, 5/1/23	260	261
5.38%, 1/15/24	165	165

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 65.4% – continued

Wireline Telecommunications Services – 3.1% – continued

Level 3 Parent LLC, 5.75%, 12/1/22	$205	$207

Qualitytech L.P./QTS Finance Corp., 4.75%, 11/15/25 (1)	25	24

Qwest Corp., 6.88%, 9/15/33	510	507

West Corp., 8.50%, 10/15/25 (1)	1,580	1,450

Windstream Services LLC/Windstream Finance Corp., 7.75%, 10/1/21	31	19
6.38%, 8/1/23 (1)	27	14
8.63%, 10/31/25 (1)	43	41

Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	560	577
6.38%, 5/15/25	215	223
5.75%, 1/15/27 (1)	710	710
		10,684
Total Corporate Bonds
(Cost $231,459)		226,468

FOREIGN ISSUER BONDS – 12.9%

Advertising & Marketing – 0.1%

MDC Partners, Inc., 6.50%, 5/1/24 (1)	230	204

Aerospace & Defense – 0.3%

Bombardier, Inc., 8.75%, 12/1/21 (1)	450	497
6.00%, 10/15/22 (1)	150	150
6.13%, 1/15/23 (1)	250	251

TransDigm UK Holdings PLC, 6.88%, 5/15/26	200	205
		1,103

Airlines – 0.1%

Air Canada, 7.75%, 4/15/21 (1)	300	325

Apparel & Textile Products – 0.0%

Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, 7.50%, 5/1/25 (1)	150	147

Auto Parts Manufacturing – 0.2%

Delphi Technologies PLC, 5.00%, 10/1/25 (1)	100	94

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.9% – continued

Auto Parts Manufacturing – 0.2% – continued

IHO Verwaltungs GmbH, 4.50%, (100% Cash), 9/15/23 (1)(4)	$275	$266

Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (1)	295	302
		662

Banks – 0.1%

Barclays Bank PLC, 7.63%, 11/21/22	200	217

Cable & Satellite – 1.6%

Altice France S.A., 6.25%, 5/15/24 (1)	480	473
7.38%, 5/1/26 (1)	970	970
8.13%, 2/1/27 (1)	510	525

Altice Luxembourg S.A., 7.75%, 5/15/22 (1)	1,180	1,146
7.63%, 2/15/25 (1)	415	378

Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 3/1/28 (1)	600	567

Unitymedia GmbH, 6.13%, 1/15/25 (1)	200	210

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 1/15/25 (1)	300	305

UPCB Finance IV Ltd., 5.38%, 1/15/25 (1)	200	200

Virgin Media Finance PLC, 6.00%, 10/15/24 (1)	425	425

Virgin Media Secured Finance PLC, 5.50%, 8/15/26 (1)	500	494
		5,693

Casinos & Gaming – 0.2%

Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24 (1)	75	79

International Game Technology PLC, 6.25%, 1/15/27 (1)	200	202

Stars Group Holdings B.V./Stars Group US Co-Borrower LLC, 7.00%, 7/15/26 (1)	150	155

Wynn Macau Ltd., 5.50%, 10/1/27 (1)	200	188
		624

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.9% – continued

Chemicals – 0.6%

Consolidated Energy Finance S.A., 6.50%, 5/15/26 (1)	$150	$152

Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	125	103

Kissner Holdings L.P./Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA, 8.38%, 12/1/22 (1)	100	102

NOVA Chemicals Corp., 5.25%, 8/1/23 (1)	300	298
4.88%, 6/1/24 (1)	510	491
5.00%, 5/1/25 (1)	430	408
5.25%, 6/1/27 (1)	270	251

Nufarm Australia Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26 (1)	25	24

SPCM S.A., 4.88%, 9/15/25 (1)	200	191

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 9/1/25 (1)	75	72

Tronox Finance PLC, 5.75%, 10/1/25 (1)	75	69

Venator Finance S.a.r.l./Venator Materials Corp., 5.75%, 7/15/25 (1)	25	23
		2,184

Coal Operations – 0.0%

Conuma Coal Resources Ltd., 10.00%, 5/1/23 (1)	32	33

Commercial Finance – 1.3%

Aircastle Ltd., 4.63%, 12/15/18	370	371
6.25%, 12/1/19	355	366
5.13%, 3/15/21	660	678
5.50%, 2/15/22	350	364

Avolon Holdings Funding Ltd., 5.13%, 10/1/23 (1)	225	227

Fly Leasing Ltd., 6.38%, 10/15/21	200	206

Park Aerospace Holdings Ltd., 3.63%, 3/15/21 (1)	75	73

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.9% – continued

Commercial Finance – 1.3% – continued
5.25%, 8/15/22 (1)	$1,500	$1,513
5.50%, 2/15/24 (1)	640	656
		4,454

Communications Equipment – 0.0%

Nokia OYJ, 3.38%, 6/12/22	25	25

Consumer Finance – 0.1%

4finance S.A., 10.75%, 5/1/22 (1)	200	199

goeasy Ltd., 7.88%, 11/1/22 (1)	25	26
		225

Consumer Services – 0.1%

Garda World Security Corp., 7.25%, 11/15/21 (1)	–	–
7.25%, 11/15/21 (1)	50	50
8.75%, 5/15/25 (1)	200	195
		245

Containers & Packaging – 0.4%

ARD Finance S.A., 7.13%, (100% Cash), 9/15/23 (4)	200	201

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22 (1)	595	586
7.25%, 5/15/24 (1)	250	262
6.00%, 2/15/25 (1)	370	362
		1,411

Diversified Banks – 0.2%

Bank of Nova Scotia (The), (Variable, ICE LIBOR USD 3M + 2.65%), 4.65%, 10/12/22 (2)(3)	25	23

Barclays PLC, (Variable, USD Swap 5Y + 6.71%), 8.25%, 12/15/18 (2)(3)	400	404

Royal Bank of Scotland Group PLC, (Variable, USD Swap 5Y + 5.72%), 8.00%, 8/10/25 (2)(3)	200	212
		639

Entertainment Content – 0.0%

Ziggo B.V., 5.50%, 1/15/27 (1)	150	141

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.9% – continued

Exploration & Production – 0.8%

Aker BP ASA, 5.88%, 3/31/25 (1)	$150	$155

MEG Energy Corp., 6.38%, 1/30/23 (1)	730	664
7.00%, 3/31/24 (1)	1,685	1,538
6.50%, 1/15/25 (1)	75	74

OGX Austria GmbH, 8.50%, 6/1/18 (8)(11)	2,420	–
8.38%, 4/1/22 (8)(11)	1,800	–

Seven Generations Energy Ltd., 6.88%, 6/30/23 (1)	75	78
5.38%, 9/30/25 (1)	50	49

Vermilion Energy, Inc., 5.63%, 3/15/25 (1)	75	74
		2,632

Financial Services – 0.0%

Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (1)	75	75

Travelport Corporate Finance PLC, 6.00%, 3/15/26 (1)	25	25
		100

Food & Beverage – 0.1%

JBS Investments GmbH, 7.25%, 4/3/24 (1)	200	204

Home Improvement – 0.0%

Masonite International Corp., 5.75%, 9/15/26 (1)	50	50

Homebuilders – 0.1%

Brookfield Residential Properties, Inc., 6.38%, 5/15/25 (1)	25	25

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/1/22 (1)	50	50

Mattamy Group Corp., 6.50%, 10/1/25 (1)	25	24

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.25%, 4/15/21 (1)	190	191
5.63%, 3/1/24 (1)	238	234
		524

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.9% – continued

Industrial Other – 0.1%

Ritchie Bros. Auctioneers, Inc., 5.38%, 1/15/25 (1)	$240	$240

Machinery Manufacturing – 0.3%

CNH Industrial N.V., 4.50%, 8/15/23	120	122

Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26 (1)	1,190	1,032
		1,154

Medical Equipment & Devices Manufacturing – 0.0%

Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.75%, 8/1/22 (1)	50	46
5.50%, 4/15/25 (1)	155	130
		176

Metals & Mining – 1.8%

Alcoa Nederland Holding B.V., 7.00%, 9/30/26 (1)	200	215

ArcelorMittal, 5.25%, 8/5/20	25	26

Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., 8.75%, 7/15/26 (1)	1,655	1,663

Constellium N.V., 6.63%, 3/1/25 (1)	250	253

Essar Steel Algoma, Inc., 9.50%, 11/15/19 (1)(11)	275	166

First Quantum Minerals Ltd., 6.50%, 3/1/24 (1)	400	366
7.50%, 4/1/25 (1)	200	190
6.88%, 3/1/26 (1)	200	182

FMG Resources (August 2006) Pty. Ltd., 4.75%, 5/15/22 (1)	230	228
5.13%, 5/15/24 (1)	130	126

Hudbay Minerals, Inc., 7.25%, 1/15/23 (1)	50	51
7.63%, 1/15/25 (1)	330	341

IAMGOLD Corp., 7.00%, 4/15/25 (1)	75	74

Kinross Gold Corp., 5.13%, 9/1/21	50	51
4.50%, 7/15/27	25	22

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.9% – continued

Metals & Mining – 1.8% – continued

Mountain Province Diamonds, Inc., 8.00%, 12/15/22 (1)	$25	$26

Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22 (1)	940	961

Taseko Mines Ltd., 8.75%, 6/15/22 (1)	150	152

Teck Resources Ltd., 4.50%, 1/15/21	75	76
4.75%, 1/15/22	365	372
3.75%, 2/1/23	25	25
8.50%, 6/1/24 (1)	195	214
6.13%, 10/1/35	200	210
6.00%, 8/15/40	175	179
6.25%, 7/15/41	150	158
5.20%, 3/1/42	25	23
		6,350

Oil & Gas Services & Equipment – 0.7%

Ensco PLC, 7.75%, 2/1/26	25	25
5.75%, 10/1/44	55	41

Noble Holding International Ltd., 7.75%, 1/15/24	225	223
7.88%, 2/1/26 (1)	100	104

Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/1/23 (1)	25	26

Precision Drilling Corp., 6.50%, 12/15/21	229	233
7.75%, 12/15/23	255	270
5.25%, 11/15/24	410	393
7.13%, 1/15/26 (1)	75	77

Shelf Drilling Holdings Ltd., 8.25%, 2/15/25 (1)	50	51

Transocean Guardian Ltd., 5.88%, 1/15/24 (1)	125	126

Transocean Pontus Ltd., 6.13%, 8/1/25 (1)	50	51

Transocean, Inc., 5.80%, 10/15/22	75	75
9.00%, 7/15/23 (1)	50	54
7.50%, 1/15/26 (1)	175	181
7.50%, 4/15/31	50	47

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.9% – continued

Oil & Gas Services & Equipment – 0.7% – continued

Trinidad Drilling Ltd., 6.63%, 2/15/25 (1)	$75	$74

Weatherford International Ltd., 5.13%, 9/15/20	50	50
7.75%, 6/15/21	25	25
8.25%, 6/15/23	25	24
9.88%, 2/15/24	250	245
6.50%, 8/1/36	25	19
7.00%, 3/15/38	50	39
		2,453

Pharmaceuticals – 0.9%

Bausch Health Cos., Inc., 7.50%, 7/15/21 (1)	175	178
6.50%, 3/15/22 (1)	45	47
5.50%, 3/1/23 (1)	285	274
5.88%, 5/15/23 (1)	470	458
6.13%, 4/15/25 (1)	150	143
5.50%, 11/1/25 (1)	455	455
9.00%, 12/15/25 (1)	750	807

Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 7/15/23 (1)	500	444
6.00%, 2/1/25 (1)	400	345
		3,151

Property & Casualty Insurance – 0.1%

Ardonagh Midco 3 PLC, 8.63%, 7/15/23 (1)	200	197

Publishing & Broadcasting – 0.0%

Clear Channel International B.V., 8.75%, 12/15/20 (1)	25	26

Refining & Marketing – 0.0%

Parkland Fuel Corp., 6.00%, 4/1/26 (1)	25	25

Restaurants – 0.5%

1011778 B.C. ULC/New Red Finance, Inc., 4.63%, 1/15/22 (1)	305	305
4.25%, 5/15/24 (1)	735	697
5.00%, 10/15/25 (1)	610	584
		1,586

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.9% – continued

Semiconductors – 0.4%

NXP B.V./NXP Funding LLC, 4.13%, 6/1/21 (1)	$735	$734
3.88%, 9/1/22 (1)	200	198

Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (1)	325	342
		1,274

Software & Services – 0.5%

Camelot Finance S.A., 7.88%, 10/15/24 (1)	175	174

IHS Markit Ltd., 5.00%, 11/1/22 (1)	590	607

Nielsen Co. Luxembourg (The) S.a.r.l., 5.50%, 10/1/21 (1)	375	377
5.00%, 2/1/25 (1)	202	198

Open Text Corp., 5.88%, 6/1/26 (1)	460	474
		1,830

Travel & Lodging – 0.3%

NCL Corp. Ltd., 4.75%, 12/15/21 (1)	718	723

Silversea Cruise Finance Ltd., 7.25%, 2/1/25 (1)	50	54

Viking Cruises Ltd., 6.25%, 5/15/25 (1)	25	25
5.88%, 9/15/27 (1)	75	73
		875

Utilities – 0.0%

Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/23 (1)	50	51

Superior Plus L.P./Superior General Partner, Inc., 7.00%, 7/15/26 (1)	25	25
		76

Wireless Telecommunications Services – 0.9%

Digicel Group Ltd., 8.25%, 9/30/20 (1)	700	534

Intelsat Connect Finance S.A., 9.50%, 2/15/23 (1)	450	448

Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	1,225	1,129
8.00%, 2/15/24 (1)	100	105

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.9% – continued

Wireless Telecommunications Services – 0.9% – continued
8.50%, 10/15/24 (1)	$150	$152
9.75%, 7/15/25 (1)	75	79

Intelsat Luxembourg S.A., 8.13%, 6/1/23	346	307

Wind Tre S.p.A., 5.00%, 1/20/26 (1)	550	478

Xplornet Communications, Inc., 9.63%, 6/1/22 (1)(4)	28	28
		3,260

Wireline Telecommunications Services – 0.1%

Telecom Italia Capital S.A., 6.00%, 9/30/34	190	181
Total Foreign Issuer Bonds
(Cost $48,751)		44,696

TERM LOANS – 12.2%

Advertising & Marketing – 0.1%

Advantage Sales & Marketing, Inc., Term Loan, 7/25/22 (12)(13)	45	38
(Floating, ICE LIBOR USD 1M + 6.50%, 1.00% Floor), 8.74%, 7/25/22 (13)	135	113
		151

Auto Parts Manufacturing – 0.8%

Altra Industrial Motion Corp., Term Loan, 9/26/25 (8)(12)(13)	50	–

DexKo Global, Inc., Term B Loan, (Floating, ICE LIBOR USD 3M + 8.25%), 10.64%, 7/24/25 (13)	1,460	1,482

Garrett Motion, Inc., Dollar Tranche B Term Loan, 9/27/25 (12)(13)	25	25

Truck Hero, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 8.25%, 1.00% Floor), 10.46%, 4/21/25 (13)	1,360	1,346
		2,853

Cable & Satellite – 0.2%

Altice France S.A., Incremental Term Loan, (Floating, ICE LIBOR USD 1M + 4.00%), 6.16%, 8/14/26 (13)	605	600

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 12.2% – continued

Cable & Satellite – 0.2% – continued

Radiate Holdco LLC, Closing Date Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%, 0.75% Floor), 5.24%, 2/1/24 (13)	$98	$98
		698

Casinos & Gaming – 0.8%

CEOC LLC, Term B Loan, (Floating, ICE LIBOR USD 1M + 2.00%), 4.24%, 10/7/24 (13)	99	99

CityCenter Holdings LLC, Term B Loan, (Floating, ICE LIBOR USD 1M + 2.25%, 0.75% Floor), 4.49%, 4/18/24 (13)	24	25

Cowlitz Tribal Gaming Authority, Term B Loan, (Floating, ICE LIBOR USD 1M + 10.50%, 1.00% Floor), 12.74%, 12/6/21 (13)	237	251

Gateway Casinos & Entertainment Ltd., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.00%), 5.39%, 12/1/23 (13)	75	75

Golden Nugget, Inc. (aka Landry’s, Inc.), Initial B Term Loan, (Floating, ICE LIBOR USD 1M + 2.75%, 0.75% Floor), 4.90%, 10/4/23 (13)	21	21
(Floating, ICE LIBOR USD 1M + 2.75%, 0.75% Floor), 4.99%, 10/4/23 (13)	28	28

Parq Holdings L.P., Closing Date Term Loan, (Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor), 9.89%, 12/17/20 (13)	2,128	2,129

Scientific Games International, Inc., Initial Term B-5 Loan, (Floating, ICE LIBOR USD 1M + 2.75%), 4.99%, 8/14/24 (13)	5	5
(Floating, ICE LIBOR USD 2M + 2.75%), 5.04%, 8/14/24 (13)	20	20
		2,653

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 12.2% – continued

Chemicals – 0.6%

Consolidated Energy Finance S.A., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 2.50%), 4.63%, 5/7/25 (13)	$75	$74

Starfruit Finco B.V., Term Loan B, 9/20/25 (12)(13)	705	708

UTEX Industries, Inc., Initial Loan, (Floating, ICE LIBOR USD 1M + 7.25%, 1.00% Floor), 9.49%, 5/20/22 (13)	1,150	1,133

Venator Finance S.a.r.l. (Venator Materials LLC), Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%), 5.24%, 8/8/24 (13)	49	50
		1,965

Coal Operations – 0.0%

Peabody Energy Corp., 2018 Refinancing Term Loan, (Floating, ICE LIBOR USD 1M + 2.75%), 4.99%, 3/31/25 (13)	23	23

Consumer Finance – 0.2%

First Data Corp., 2022D New Dollar Term Loan, (Floating, ICE LIBOR USD 1M + 2.00%), 4.21%, 7/8/22 (13)	499	500

Tacala Investment Corp., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.25%), 5.49%, 1/31/25 (13)	25	25
		525

Consumer Products – 0.3%

Parfums Holding Co., Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 8.75%, 1.00% Floor), 11.00%, 6/30/25 (13)	950	957

Consumer Services – 0.1%

Aramark Intermediate HoldCo Corp., U.S. Term B-3 Loan, (Floating, ICE LIBOR USD 1M + 1.75%), 4.01%, 3/11/25 (13)	23	23

National Intergovernmental Purchasing Alliance Co., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.75%), 6.14%, 5/23/25 (13)	50	50

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 12.2% – continued

Consumer Services – 0.1% – continued

USS Ultimate Holdings, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 5.99%, 8/25/24 (13)	$50	$50
(Floating, ICE LIBOR USD 1M + 7.75%, 1.00% Floor), 9.99%, 8/25/25 (13)	50	50

		173

Containers & Packaging – 0.3%

Berlin Packaging LLC, Initial Term Loan, 11/7/25 (12)(13)	65	65
(Floating, ICE LIBOR USD 1M + 3.00%), 5.25%, 11/7/25 (13)	37	37
(Floating, ICE LIBOR USD 1M + 3.00%), 5.26%, 11/7/25 (13)	178	178
(Floating, ICE LIBOR USD 3M + 3.00%), 5.39%, 11/7/25 (13)	24	24

Berry Global, Inc., Term R Loan, (Floating, ICE LIBOR USD 2M + 2.00%), 4.19%, 1/19/24 (13)	49	49

BWay Holding Co., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.25%), 5.58%, 4/3/24 (13)	98	98

Consolidated Container Co. LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.99%, 5/22/24 (13)	50	50

Flex Acquisition Co., Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 5.26%, 12/29/23 (13)	99	99

Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 2/5/23 (12)(13)	175	175
(Floating, ICE LIBOR USD 1M + 2.75%), 4.99%, 2/5/23 (13)	222	223

		998

Educational Services – 0.4%

KUEHG Corp., Tranche B Term Loan, (Floating, ICE LIBOR USD 3M + 8.25%, 1.00% Floor), 10.64%, 8/22/25 (13)	950	962

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 12.2% – continued

Educational Services – 0.4% – continued

Learning Care Group (US) No. 2, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 9.67%, 3/13/26 (13)	$176	$176
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 9.68%, 3/13/26 (13)	294	294

		1,432

Electrical Equipment Manufacturing – 0.2%

Deliver Buyer, Inc., Term Loan, (Floating, ICE LIBOR USD 3M + 5.00%), 7.31%, 5/1/24 (13)	728	733

Entertainment Content – 0.1%

Formula One Management Ltd., Facility B3, (Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 4.74%, 2/1/24 (13)	110	109

Univision Communications, Inc., 2017 Replacement Repriced Term Loan, (Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.99%, 3/15/24 (13)	385	375

		484

Entertainment Resources – 0.2%

Life Time Fitness, Inc., 2017 Refinancing Term Loan, (Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 5.06%, 6/10/22 (13)	271	271

SeaWorld Parks & Entertainment, Inc., Term B-5 Loan, (Floating, ICE LIBOR USD 1M + 3.00%, 0.75% Floor), 5.24%, 4/1/24 (13)	272	272

		543

Exploration & Production – 0.1%

California Resources Corp., Initial Loan, (Floating, ICE LIBOR USD 1M + 4.75%, 1.00% Floor), 6.96%, 12/31/22 (13)	250	253

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 12.2% – continued

Exploration & Production – 0.1% – continued

California Resources Corp., Loan, (Floating, ICE LIBOR USD 1M + 10.38%, 1.00% Floor), 12.62%, 12/31/21 (13)	$25	$28
		281

Financial Services – 0.3%

Edelman Financial Center LLC, Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.25%), 5.59%, 7/21/25 (13)	75	76
6/26/26 (12)(13)	25	26

Lions Gate Capital Holdings LLC, Term B Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 4.49%, 3/24/25 (13)	25	25

Masergy Holdings, Inc., Initial Loan, (Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor), 9.89%, 12/16/24 (13)	840	839

UFC Holdings LLC, Term Loan, (Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor), 5.50%, 8/18/23 (13)	49	49
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 9.74%, 8/18/24 (13)	125	126

		1,141

Food & Beverage – 0.0%

Herbalife Nutrition Ltd., Term Loan B, (Floating, ICE LIBOR USD 1M + 3.25%), 5.49%, 8/18/25 (13)	25	25

Hardware – 0.0%

Everi Payments, Inc., Term B Loan, (Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 5.24%, 5/9/24 (13)	99	99

Health Care Facilities & Services – 3.2%

Air Methods Corp., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.50%, 1.00% Floor), 5.89%, 4/22/24 (13)	74	67

Aveanna Healthcare LLC, Delayed Draw Term Loan, 3/15/24 (12)(13)(14)	11	11

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 12.2% – continued

Health Care Facilities & Services – 3.2% – continued

Aveanna Healthcare LLC, Incremental Term Loan, (Floating, ICE LIBOR USD 1M + 5.50%, 1.00% Floor), 7.74%, 3/15/24 (13)	$39	$38

Aveanna Healthcare LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 8.00%, 1.00% Floor), 10.24%, 3/17/25 (13)	1,710	1,697

Dentalcorp of Canada ULC, Initial Term Loan, 6/8/26 (12)(13)	46	46
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 9.74%, 6/8/26 (13)	700	705

Envision Healthcare Corp., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%, 0.75% Floor), 5.25%, 12/1/23 (13)	90	90
10/10/25 (12) (13)	50	50

Lanai Holdings III, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 8.50%, 1.00% Floor), 10.84%, 8/28/23 (13)	1,820	1,711

Miami Valley, Term Loan, 10.50%, 1/20/23 (6)	148	148

Packaging Coordinators Midco, Inc., Initial Term Loan, 7/1/24 (12)(13)	1,450	1,443

PAREXEL International Corp., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 2.75%), 4.99%, 9/27/24 (13)	49	49

PharMerica Corp., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 7.75%), 9.90%, 12/5/25 (13)	970	965

Surgery Center Holdings, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor), 5.57%, 9/2/24 (13)	49	50

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 12.2% – continued

Health Care Facilities & Services – 3.2% – continued

Team Health Holdings, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.99%, 2/6/24 (13)	$602	$584

U.S. Renal Care, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor), 6.64%, 12/30/22 (13)	918	893

U.S. Renal Care, Inc., Term Loan, (Floating, ICE LIBOR USD 3M + 8.00%, 1.00% Floor), 10.39%, 12/29/23 (13)	2,610	2,480

Wink Holdco, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 5.24%, 12/2/24 (13)	50	49
(Floating, ICE LIBOR USD 1M + 6.75%, 1.00% Floor), 9.00%, 12/1/25 (13)	75	75
		11,151

Home & Office Products Manufacturing – 0.0%

Serta Simmons Bedding LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 8.00%, 1.00% Floor), 10.13%, 11/8/24 (13)	95	74

Home Improvement – 0.0%

ServiceMaster (The) Co. LLC, Tranche C Term Loan, (Floating, ICE LIBOR USD 1M + 2.50%), 4.74%, 11/8/23 (13)	95	96

Industrial Other – 0.0%

Pisces Midco, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.75%), 6.09%, 4/12/25 (13)	25	25

Internet Media – 0.6%

MH Sub I LLC, Amendment No. 2 Initial Term Loan, (Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 9.67%, 9/15/25 (13)	730	737

Ten-X LLC, Term Loan, (Floating, ICE LIBOR USD 1M + 8.00%), 10.08%, 9/29/25 (6)(13)	1,360	1,360
		2,097

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 12.2% – continued

Life Insurance – 0.0%

Genworth Holdings, Inc., Initial Loan, (Floating, ICE LIBOR USD 1M + 4.50%, 1.00% Floor), 6.65%, 3/7/23 (13)	$25	$26

Machinery Manufacturing – 0.3%

Engineered Machinery Holdings, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor), 5.64%, 7/19/24 (13)	25	25
(Floating, ICE LIBOR USD 3M + 7.25%, 1.00% Floor), 9.64%, 7/18/25 (13)	24	24
(Floating, ICE LIBOR USD 3M + 7.25%, 1.00% Floor), 9.64%, 7/18/25 (13)	1,035	1,028
		1,077

Managed Care – 0.5%

MPH Acquisition Holdings LLC, Initial Term Loan, (Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 5.14%, 6/7/23 (13)	109	109

One Call Corp., Extended Term Loan, 11/27/22 (12)(13)	519	492
(Floating, ICE LIBOR USD 1M + 5.25%, 1.00% Floor), 7.38%, 11/27/22 (13)	1,135	1,075
		1,676

Manufactured Goods – 0.0%

Neenah Foundry Co., Loan, (Floating, ICE LIBOR USD 2M + 6.50%), 8.70%, 12/13/22 (13)	24	24
(Floating, ICE LIBOR USD 2M + 6.50%), 8.79%, 12/13/22 (13)	24	24
		48

Metals & Mining – 0.2%

Aleris International, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 4.75%), 6.99%, 2/27/23 (13)	50	51

Big River Steel LLC, Closing Date Term Loan, (Floating, ICE LIBOR USD 3M + 5.00%, 1.00% Floor), 7.39%, 8/23/23 (13)	25	25

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 12.2% – continued

Metals & Mining – 0.2% – continued

Covia Holdings Corp., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 6.14%, 6/1/25 (13)(15)	$–	$–

Helix Acquisition Holdings, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 8.00%), 10.39%, 9/29/25 (13)	50	50

RA Acquisition Purchaser LLC, Notes, (Floating, ICE LIBOR USD 3M + 10.00%, 1.00% Floor), 12.39%, 5/31/23 (6)(13)	690	690
		816

Oil & Gas Services & Equipment – 0.0%

Keane Group Holdings LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 5.88%, 5/25/25 (13)	25	25

McDermott International, Inc., Term Loan, (Floating, ICE LIBOR USD 1M + 5.00%, 1.00% Floor), 7.24%, 5/12/25 (13)	75	75
		100

Pharmaceuticals – 0.0%

Bausch Health Companies, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%), 5.10%, 6/2/25 (13)	83	83

Pipeline – 0.0%

BCP Renaissance Parent LLC, Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.50%, 1.00% Floor), 5.84%, 10/31/24 (13)	100	101

Power Generation – 0.1%

Calpine Corp., Term Loan, (Floating, ICE LIBOR USD 3M + 2.50%), 4.89%, 1/15/23 (13)	239	238

Vistra Operations Co. LLC, 2016 Incremental Term Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 4.49%, 12/14/23 (13)	188	189
		427

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 12.2% – continued

Property & Casualty Insurance – 0.6%

Asurion LLC, Replacement B-2 Term Loan, 8/4/25 (12)(13)	$180	$185
(Floating, ICE LIBOR USD 1M + 6.50%), 8.74%, 8/4/25 (13)	1,720	1,766

Asurion LLC, Replacement B-6 Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%), 5.24%, 11/3/23 (13)	48	48

Hub International Ltd., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.00%), 5.34%, 4/25/25 (13)	50	50
		2,049

Real Estate – 0.0%

Iron Mountain Information Management LLC, Incremental Term B Loan, (Floating, ICE LIBOR USD 1M + 1.75%), 3.99%, 1/2/26 (13)	50	49

Restaurants – 0.0%

1011778 B.C. Unlimited Liability Co., Term B-3 Loan, (Floating, ICE LIBOR USD 1M + 2.25%, 1.00% Floor), 4.49%, 2/16/24 (13)	49	49

Retail – Consumer Discretionary – 0.1%

Bass Pro Group LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 5.00%, 0.75% Floor), 7.24%, 9/25/24 (13)	134	135

Foundation Building Materials Holding Co. LLC, Term Loan, (Floating, ICE LIBOR USD 1M + 3.25%), 5.40%, 8/13/25 (13)	50	50

General Nutrition Centers, Inc., FILO Term Loan, (Floating, ICE LIBOR USD 1M + 7.00%), 9.25%, 12/31/22 (13)	101	104
		289

Software & Services – 1.7%

Evergreen Skills Lux S.a.r.l., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 4.75%, 1.00% Floor), 6.99%, 4/28/21 (13)	1,527	1,447

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 12.2% – continued

Software & Services – 1.7% – continued
(Floating, ICE LIBOR USD 1M + 8.25%, 1.00% Floor), 10.49%, 4/28/22 (13)	$1,120	$948

Financial & Risk US Holdings, Inc., Term Loan, 9/18/25 (12)(13)	100	100

Harland Clarke Holdings Corp., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 4.75%, 1.00% Floor), 7.14%, 11/3/23 (13)	132	127

Optiv, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor), 5.50%, 2/1/24 (13)	357	347
(Floating, ICE LIBOR USD 1M + 7.25%, 1.00% Floor), 9.50%, 1/31/25 (13)	540	520

Peak 10 Holding Corp., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 7.25%, 1.00% Floor), 9.59%, 8/1/25 (13)	880	853

Presidio Holdings, Inc., Term B Loan, 2/2/24 (12)(13)	44	44
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.99%, 2/2/24 (13)	2	2
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 5.15%, 2/2/24 (13)	168	169

RP Crown Parent LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.99%, 10/12/23 (13)	25	25

SS&C Technologies Holdings, Inc., Facility B5, 4/16/25 (12)(13)	80	80

SS&C Technologies Holdings, Inc., Term B-3 Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 4.49%, 4/16/25 (13)	66	66

SS&C Technologies Holdings, Inc., Term B-4 Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 4.49%, 4/16/25 (13)	479	479

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 12.2% – continued

Software & Services – 1.7% – continued

Tempo Acquisition LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%), 5.24%, 5/1/24 (13)	$74	$74

Tierpoint LLC, Term Loan, (Floating, ICE LIBOR USD 1M + 7.25%, 1.00% Floor), 9.49%, 5/5/25 (13)	480	471

Verscend Holding Corp., Term B Loan, (Floating, ICE LIBOR USD 1M + 4.50%), 6.74%, 8/27/25 (13)	25	25
		5,777

Transportation & Logistics – 0.0%

Navistar, Inc., Tranche B Term Loan, (Floating, ICE LIBOR USD 1M + 3.50%), 5.64%, 11/6/24 (13)	124	125

Travel & Lodging – 0.1%

Marriott Ownership Resorts, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 4.49%, 8/29/25 (13)	75	76

RHP Hotel Properties L.P., Tranche B Term Loan, (Floating, ICE LIBOR USD 3M + 2.00%), 4.34%, 5/11/24 (13)	74	74
		150

Wireline Telecommunications Services – 0.1%

CenturyLink, Inc., Initial Term B Loan, (Floating, ICE LIBOR USD 1M + 2.75%), 4.99%, 1/31/25 (13)	243	242
Total Term Loans
(Cost $42,271)		42,261

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 0.7%

Metals & Mining – 0.5%

Real Alloy Parent, Inc. *(6)	48	$1,796

Oil, Gas & Coal – 0.1%

Bonanza Creek Energy, Inc. *	5,855	174

Denbury Resources, Inc. *	3,038	19

Halcon Resources Corp. *	21,262	95

Riviera Resources, Inc. *	465	10

Roan Resources, Inc. *	465	8
		306

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 0.7% – continued

Software – 0.1%

Avaya Holdings Corp. *	5,129	$114
Total Common Stocks
(Cost $2,251)		2,216

CONVERTIBLE PREFERRED STOCKS – 0.0%

Exploration & Production – 0.0%

Chesapeake Energy Corp., 5.75% (1)	13	8
Total Convertible Preferred Stocks
(Cost $10)		8

MASTER LIMITED PARTNERSHIPS – 0.1%

Oil, Gas & Coal – 0.1%

Foresight Energy L.P.	107,536	428
Total Master Limited Partnerships
(Cost $–)		428

OTHER – 0.0%

Escrow Avaya Holdings Corp. *(8)	250,000	–

Escrow Avaya, Inc. *(8)	25,000	–

Escrow Hercules Offshore, Inc. *	3,570	1

Escrow Peabody Energy Corp. *(8)	200,000	–

Escrow Washington Mutual Bank *(8)	250,000	–
Total Other
(Cost $33)		1

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.1%

Appvion, Inc. Class A, Exp. 1/6/20, Strike $0.00 *(8)	219	$–

Appvion, Inc. Class B, Exp. 13/6/23, Strike $0.00 *(8)	219	–

Halcon Resources Corp., Exp. 9/9/20, Strike $14.04 *(16)	3,297	–

Material Science Corp., Exp. 6/22/22, Strike $0.01 *(6)	77,693	253
Total Warrants
(Cost $142)		253

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 10.0%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (17)(18)	34,755,410	$34,755
Total Investment Companies
(Cost $34,755)		34,755

Total Investments – 101.4%
(Cost $359,697)		351,111

Liabilities less Other Assets – (1.4%)		(4,864)
NET ASSETS – 100.0%		$346,247

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)

Restricted security that has been deemed illiquid. At September 30, 2018, the value of this restricted illiquid security amounted to approximately $647,000 or 0.2% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)

American Tire Distributors, Inc., 10.25%, 3/1/22	2/10/15-12/1/17	$2,468

(6)	Level 3 asset.
(7)	When-Issued Security. Coupon rate was not in effect at September 30, 2018.
(8)	Level 3 asset that is worthless, bankrupt or has been delisted.
(9)	Step coupon bond. Rate as of September 30, 2018 is disclosed.
(10)	Issuer has defaulted on terms of debt obligation.
(11)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(12)	Position is unsettled. Contract rate was not determined at September 30, 2018 and does not take effect until settlement date.
(13)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(14)

Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2.

(15)	Principal Amount and Value rounds to less than one thousand.
(16)	Amount rounds to less than one thousand.
(17)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

(18)	7-day current yield as of September 30, 2018 is disclosed.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	% OF INVESTMENTS
B	31.5%
BB	29.8
BBB	1.3
CCC or below	24.2
Not Rated	3.3
Cash Equivalents	9.9

Total	100.0%

* Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	100%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Convertible Bonds (1)	$–	$25		$–	$25
Corporate Bonds
Entertainment Resources	–	2,452		1,093	3,545
Iron & Steel	–	–		2,670	2,670
Manufactured Goods	–	3,049		1,511	4,560
All Other Industries (1)	–	215,693		–	215,693
Total Corporate Bonds	–	221,194		5,274	226,468
Foreign Issuer Bonds (1)	–	44,696		–	44,696
Term Loans
Health Care Facilities & Services	–	11,003		148	11,151
Internet Media	–	737		1,360	2,097
Metals & Mining	–	126		690	816
All Other Industries (1)	–	28,197		–	28,197
Total Term Loans	–	40,063		2,198	42,261
Common Stocks
Metals & Mining	–	–		1,796	1,796
All Other Industries (1)	420	–		–	420
Total Common Stocks	420	–		1,796	2,216
Convertible Preferred Stocks (1)	–	8		–	8
Master Limited Partnerships (1)	428	–		–	428
Other	–	1		–	1
Warrants	–	–	*	253	253
Investment Companies	34,755	–		–	34,755
Total Investments	$35,603	$305,987		$9,521	$351,111

(1)	Classifications as defined in the Schedule of Investments.

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/18 (000s)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/18 (000s)		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/18 (000s)

Corporate Bonds

Entertainment Resources	$1,093	$1	$–	$(1)	$–	$–	$–	$–	$1,093		$1

Iron & Steel	–	–	–	–	–	–	2,670	–	2,670		–

Manufactured Goods	1,328	(19)	–	164	38	–	–	–	1,511		135

Metals & Mining	1,869	4	93	(228)	–	(1,738)	–	–	–		(166)

Term Loans

Health Care Facilities & Services	196	–	–	2	–	(50)	–	–	148		2

Internet Media	1,319	2	–	39	–	–	–	–	1,360		40

Metals & Mining	388	–	–	–	690	(388)	–	–	690	*	–

Common Stocks

Metals & Mining	–	–	–	58	1,738	–	–	–	1,796		58

Oil, Gas & Coal	15	–	–	(15)	–	–	–	–	–		–

Warrants	104	–	–	149	–	–	–	–	253		148

Total	$6,312	$(12)	$93	$168	$2,466	($2,176)	$2,670	$–	$9,521		$218

*	The Fund valued this security based on the bankruptcy sale.

The Fund valued the securities included in the Balance as of 9/30/18 above using prices provided by the Fund’s investment adviser’s pricing and valuation committee, which also caused the transfers into level 3, as noted above.

	FAIR VALUE AT 9/30/18 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$5,274	Market Approach	Yield(2)	6.0%-9.6% (7.19%)
Term Loans	$2,198	Market Approach	Yield(2)	3.9%-9.3% (8.19%)
Common Stocks	$1,796	Market Approach	Intrinsic Value/Liquidity Discount(1)	0%
Warrants	$253	Market Approach	Intrinsic Value/Liquidity Discount(1)	25%

(1)

The significant unobservable inputs that were used in the fair value measurement are: Intrinsic Value and Liquidity Discount. Significant increases (decreases) in the intrinsic value in isolation would have resulted in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discount in isolation would have resulted in a significantly lower (higher) fair value measurement .

(2)

The significant unobservable inputs that were used in the fair value measurement are: Yield. Significant decreases (increases) in yield would have resulted in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	SEPTEMBER 30, 2018 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

2M – 2 Month

3M – 3 Month

5Y – 5 Year

ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate

USD – United States Dollar

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2018 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 44 funds as of September 30, 2018, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Active M Emerging Markets Equity, Active M International Equity, Active M U.S. Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Northern Engage360TM, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Multi-Manager Global Listed Infrastructure and Multi-Manager Emerging Markets Debt Opportunity Funds which are non-diversified portfolios. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”) is a subsidiary of The Northern Trust Company (“Northern Trust”). NTI serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVES CONTRACTS

Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities and term loans, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. Centrally cleared swap agreements are generally valued using an independent pricing service. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund, but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

NORTHERN FUNDS SEMIANNUAL REPORT	97	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes. The Multi-Manager Emerging Markets Debt Opportunity Fund may also use these investments for non-hedging purposes in order to seek exposure to certain countries or currencies. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2018, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY
Active M Emerging Markets Equity	Long	Liquidity
Active M International Equity	Long	Liquidity
Active M U.S. Equity	Long	Liquidity
Multi-Manager Global Listed Infrastructure	Long	Liquidity
Northern Engage360™	Long	Liquidity

At September 30, 2018, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Active M Emerging Markets Equity, Active M International Equity, Active M U.S. Equity, Multi-Manager Global Listed Infrastructure and Northern Engage360TM Funds was approximately $1,481,000, $4,433,000, $1,943,000, $1,530,000 and $164,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date. The Multi-Manager Emerging Markets Debt Opportunity Fund may enter into forward foreign currency contracts for hedging purposes and to seek exposure to certain currencies. Each of the other Funds may enter into these contracts for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes, but not for speculative purposes or to seek to enhance total return. The Funds may also enter into forward currency exchange contracts when seeking to hedge against fluctuations in foreign currency exchange rates. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A

MULTI-MANAGER FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency contracts are not required to make markets in the currencies they trade, and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10. With respect to forward foreign currency exchange transactions that were outstanding as of September 30, 2018 for the Multi-Manager Emerging Markets Debt Opportunity Fund, approximately $50,000 was pledged by the Fund and is included in Due from broker on the Statements of Assets and Liabilities.

E) CREDIT DEFAULT SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may invest in credit default swap agreements for hedging purposes or to gain exposure to certain countries or currencies. The Fund enters into credit default swap agreements either as a buyer or seller of protection. The buyer of protection in a swap agreement is the party that makes a periodic stream of payments to the counterparty based on the fixed rate of the agreement to the party that is the seller of protection. In exchange for the fixed rate payments received, the seller of protection agrees to provide credit protection to the buyer in the form of payment should a credit default event on the referenced obligation occur. In the event of a credit default event, as defined under the terms of each particular swap agreement, if the Fund is the seller of protection, the Fund will either a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced index or b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit default event should occur, the Fund will either a) receive from the seller of protection in the swap agreement an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced index or b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit default event should occur, the maximum potential amount of future payments the seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the swap.

The implied credit spreads are disclosed in the Schedule of Investments for those agreements for which the Fund is the protection seller, if any, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for each swap. The wider the credit spread, the greater the likelihood or risk of default or other credit event occurring for the referenced entity. Events or circumstances that would require the seller to perform under the derivative are credit events as defined under the terms of that particular swap agreement, such as bankruptcy, cross acceleration, failure to pay, repudiation and restructuring.

The resulting values for credit default agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default agreement should the notional amount of the swap agreement be closed/sold as of the period end. When compared to the notional amount of the swap, decreasing market values for credit default swaps sold and, conversely, increasing market values for credit default swaps purchased, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

When entering into a credit default swap agreement as a buyer of protection, the Fund may pay an upfront premium to enter into the agreement. When selling protection, the Fund may receive this upfront premium paid from the buyer. During the term of the credit default swap agreement, the discounted value of the estimated stream of fixed rate payments from buyer to seller yet to be made is recorded as unrealized gain or loss on credit default swap agreements, with any interest payments already having been made being recognized as realized gain or loss on credit default swap agreements. This treatment will occur until the credit default swap is sold or reaches its expiration. Any upfront payments made or received upon entering into a credit default swap agreement are treated as part of the cost and are reflected as part of the unrealized appreciation (depreciation) on valuation. Upon termination of the swap agreement, the amount included in the cost is reversed and becomes part of the realized gain (loss) on credit default swap agreements. Unrealized appreciation (depreciation) on credit default swap agreements, if any, is included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.

Counterparty credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap agreement. Additionally, risks may arise with respect to the underlying issuer of the referenced security. Therefore, the sub-adviser considers the creditworthiness of each underlying issuer of the referenced security in addition to the creditworthiness of the counterparty. In addition, the sub-advisers of the Multi-Manager Emerging Markets Debt Opportunity Fund may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each swap agreement, collateral may be posted between the Fund and its counterparties to mitigate credit risk. There were no outstanding credit default swaps as of September 30, 2018 for the Multi-Manager Emerging Markets Debt Opportunity Fund. During the six months ended September 30, 2018, the Multi-Manager Emerging Markets Debt Opportunity Fund

NORTHERN FUNDS SEMIANNUAL REPORT	99	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

entered into credit default swap agreements for hedging purposes. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 10.

F) INTEREST RATE SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may invest in interest rate swap agreements for hedging purposes or to gain exposure to certain countries or currencies. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals at agreed upon fixed rates or at rates based upon, or calculated by, reference to changes in specified prices or interest rates for a specified notional amount.

Interest payments earned or charged under the terms of the interest rate swap agreements are recorded as realized gain (loss) on interest rate swap agreements. The swap interest receivable or payable as of September 30, 2018, if any, is included as unrealized appreciation (depreciation) on interest rate swap agreements on the Statements of Assets and Liabilities. Unrealized appreciation (depreciation) on interest rate swap agreements, if any, is included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.

Risks may arise as a result of the failure of the counterparty to the interest rate swap agreement to comply with the terms of the agreement. The loss incurred by the failure of counterparty is generally limited to the swap interest payment to be received by the Fund and/or the termination value at the end of the agreement. Therefore, the sub-adviser considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. The sub-adviser may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying counterparties used to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each interest rate swap agreement, collateral may be posted between the Fund and its counterparties to mitigate credit risk.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty.

For bilateral interest rate swap transactions that were outstanding as of September 30, 2018, no collateral had been posted by either the Fund or any counterparty. For centrally cleared interest rate swap transactions that were outstanding as of September 30, 2018, the fair value of cash and foreign currencies pledged to cover margin requirements for open positions for the Multi-Manager Emerging Markets Debt Opportunity Fund was approximately $102,000. Such amount is included in Due from broker on the Statements of Assets and Liabilities and the fair value of foreign currencies received as collateral for open positions for the Multi-Manager Emerging Markets Debt Opportunity Fund was approximately $18,000. Such amount is included in Due to broker on the Statements of Assets and Liabilities. During the six months ended September 30, 2018, the Multi-Manager Emerging Markets Debt Opportunity Fund entered into bilateral and centrally cleared interest rate swap agreements to gain country exposure. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 10.

G) CURRENCY SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund enters into currency swap agreements to manage its exposure to currency risk. Currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by a Fund under a swap is covered by segregated cash or liquid assets, the Funds and their Investment Adviser and Sub-Advisers believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

A Fund will not enter into a currency swap unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P Global’s Rating Services or Fitch Ratings, or A or Prime-1 or better by Moody’s Investor Services, Inc. or a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser or Sub-Advisers. If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of currency swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser or Sub-Advisers are incorrect in their forecasts of currency exchange rates the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

MULTI-MANAGER FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

Interest payments earned or charged under the terms of the currency swap agreements are recorded as realized gain (loss) on currency swap agreements. The swap interest receivable or payable as of September 30, 2018, if any, is included as unrealized gains and losses on currency swap agreements on the Statements of Assets and Liabilities. Unrealized appreciation (depreciation) on currency swap agreements, if any, are included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations. No currency swap agreements were held during the six months ended September 30, 2018.

H) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate collateral of cash or other liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitment. When-issued securities at September 30, 2018, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

I) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

J) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

K) REDEMPTION FEES The Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Northern Engage360TM, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds each charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees were approximately $2,000 for the six months ended September 30, 2018, for the Multi-Manager High Yield Opportunity Fund. There were no redemption fees for the six months ended September 30, 2018, for the Active M Emerging Markets Equity, Active M International Equity, Active M U.S. Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Northern Engage360TM and Multi-Manager Emerging Markets Debt Opportunity Funds. Redemption fees were approximately $1,000, $2,000 and $6,000 for the fiscal year ended March 31, 2018, for the Active M Emerging Markets Equity, Multi-Manager Global Listed Infrastructure and Multi-Manager High Yield Opportunity Funds, respectively. Redemption fees were less than $1,000 for the fiscal year ended March 31, 2018, for the Active M International Equity and Multi-Manager Global Real Estate Funds. There were no redemption fees for the fiscal year ended March 31, 2018, for the Active M U.S. Equity, Northern Engage 360TM and Multi-Manager Emerging Markets Debt Opportunity Funds. These amounts are included in Payments for Shares Redeemed in Note 8 — Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both periods.

L) UNFUNDED LOAN COMMITMENTS The Multi-Manager High Yield Opportunity Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments, if any, represent a future obligation, in full, and are recorded as a liability on the Statements of Assets and Liabilities at fair value.

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MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

M) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Active M Emerging Markets Equity	Annually
Active M International Equity	Annually
Active M U.S. Equity	Quarterly
Multi-Manager Global Listed Infrastructure	Quarterly
Multi-Manager Global Real Estate	Quarterly
Northern Engage360™	Annually
Multi-Manager Emerging Markets Debt Opportunity	Quarterly
Multi-Manager High Yield Opportunity	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to paydowns, net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, recharacterization of distributions received from investments in Master Limited Partnerships (“MLPs”), expired capital loss carryforwards, and gains or losses on in-kind transactions. These reclassifications have no impact on the total net assets or the NAVs per share of the Funds. At March 31, 2018, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Active M Emerging Markets Equity	$139	$(139)	$–
Active M International Equity	1,549	7,208	(8,757)
Multi-Manager Global Listed Infrastructure	(8,939)	8,939	–
Multi-Manager Global Real Estate	4,063	(4,063)	–
Northern Engage360TM	11	(11)	–
Multi-Manager Emerging Markets Debt Opportunity	2,444	(2,444)	–

N) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Fund has elected to defer net capital losses and/or net currency losses incurred from November 1, 2017 through November 30, 2017, the Fund’s last tax year end, as having arisen on the first day of the following tax year:

Amounts in thousands
Multi-Manager Global Real Estate	$1,807

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryfowards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012, for the Multi-Manager Global Listed Infrastructure Fund for the period ended March 31, 2013 and for the Multi-Manager Emerging Markets Debt Opportunity Fund for the period ended March 31, 2014. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012, or taxable year or period ended November 30, 2012, as applicable without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

During the fiscal year ended March 31, 2018, the Active M Emerging Markets Equity, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds utilized approximately $60,975,000, $1,673,000 and $5,939,000 in capital loss carryforwards, respectively. The Active M International Equity Fund utilized approximately $88,358,000 in pre-enactment and approximately $30,737,000 in post-enactment capital loss carryforwards.

The Active M International Equity Fund had approximately $8,757,000 of capital loss carryforwards expire during the fiscal year ended March 31, 2018.

MULTI-MANAGER FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Active M Emerging Markets Equity	$33,540	$–
Multi-Manager Emerging Markets Debt Opportunity	4,085	1,448
Multi-Manager High Yield Opportunity	–	26,657

At March 31, 2018, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Active M Emerging Markets Equity	$6,039	$–	$333,947
Active M International Equity	18,908	–	189,005
Active M U.S. Equity Fund	8,919	42,832	41,912
Northern Engage360TM	298	–	(2,226)
Multi-Manager Emerging Markets Debt Opportunity	2,297	–	(594)
Multi-Manager High Yield Opportunity	754	–	(7,680)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net ordinary income, net long-term capital gains and unrealized gains (losses) at November 30, 2017, the Multi-Manager Global Listed Infrastructure Fund’s and Multi-Manager Global Real Estate Fund’s last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Multi-Manager Global Listed Infrastructure	$27,899	$42,071	$167,992
Multi-Manager Global Real Estate	5,669	1,242	(461)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Active M International Equity	$19,000	$–	$–

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Active M U.S. Equity	$6,285	$3,970	$–
Northern Engage360TM	52	–	–
Multi-Manager Emerging Markets Debt Opportunity	8,919	–	–
Multi-Manager High Yield Opportunity	19,123	–	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Active M Emerging Markets Equity	$15,870	$–	$–
Active M International Equity	20,000	–	–
Active M U.S. Equity	3,527	–	–
Multi-Manager Emerging Markets Debt Opportunity	1,208	–	30
Multi-Manager High Yield Opportunity	18,210	–	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Multi-Manager Global Listed Infrastructure Fund’s tax years ended November 30, 2017 and November 30, 2016 and Multi-Manager Global Real Estate Fund’s tax years ended November 30, 2017 and November 30, 2016 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2017 AND NOVEMBER 30, 2016 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Global Listed Infrastructure (2017)	$34,556	$–
Multi-Manager Global Listed Infrastructure (2016)	22,067	–
Multi-Manager Global Real Estate (2017)	8,391	20,836
Multi-Manager Global Real Estate (2016)	8,184	102,285

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The Multi-Manager Global Listed Infrastructure Fund and the Multi-Manager Global Real Estate Fund have a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2017 through March 31, 2018 will be determined at the end of its tax year.

As of March 31, 2018 no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

O) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

The Multi-Manager Global Listed Infrastructure Fund invests in MLPs. The benefits derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2018.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2018.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 20, 2017, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 14-15, 2018, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 19, 2018 and will expire on November 18, 2019, unless renewed.

During the six months ended September 30, 2018, the following Fund had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE
Active M Emerging Markets Equity	$17,600	3.16%

No other Fund had any borrowings or incurred any interest expense during the six months ended September 30, 2018.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) of each Fund except for the Northern Engage360TM Fund, for which NTI has contractually agreed to reimburse a portion of operating expenses (other than acquired fund fees and extraordinary expenses) of the Fund, as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2018, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Active M Emerging Markets Equity	1.08%	1.048%	1.017%	1.10%
Active M International Equity	0.82%	0.795%	0.771%	0.84%
Active M U.S. Equity	0.64%	0.621%	0.602%	0.66%
Multi-Manager Global Listed Infrastructure	0.90%	0.873%	0.847%	1.00%
Multi-Manager Global Real Estate	0.89%	0.863%	0.837%	0.91%
Northern Engage360™	0.68%	0.66%	0.64%	0.70%

	CONTRACTUAL ANNUAL MANAGEMENT FEES
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Multi-Manager Emerging Markets Debt Opportunity	0.85%	0.825%	0.80%	0.93%
Multi-Manager High Yield Opportunity	0.83%	0.805%	0.781%	0.85%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2019. The contractual reimbursement arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds. In addition to selecting the overall investment strategies of the Funds, NTI oversees and monitors the selection and performance of Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI. NTI manages the cash portion of each Fund as well as the emerging market investments of the Active M International Equity Fund.

As of September 30, 2018, Axiom International Investors LLC, PanAgora Asset Management, Inc. and Westwood Global Investments, LLC are the Sub-Advisers for the Active M Emerging Markets Equity Fund.

As of September 30, 2018, Brandes Investment Partners, L.P., Causeway Capital Management LLC, Victory Capital Management Inc., WCM Investment Management, LLC and Wellington Management Company LLP are the Sub-Advisers for the Active M International Equity Fund.

As of September 30, 2018, Delaware Investments Fund Advisers, Granite Investment Partners, LLC, Lazard Asset Management LLC, Polen Capital Management, LLC and Thompson, Siegel & Walmsley LLC are the Sub-Advisers for the Active M U.S. Equity Fund

As of September 30, 2018, Lazard Asset Management LLC and Maple-Brown Abbott Limited are the Sub-Advisers for the Multi-Manager Global Listed Infrastructure Fund.

As of September 30, 2018, Brookfield Investment Management Inc. and Massachusetts Financial Services Company are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.

As of September 30, 2018, Ariel Investments, LLC, Aristotle Capital Management, LLC, Earnest Partners, LLC, Segall Bryant & Hamill, LLC and Strategic Global Advisors, LLC are the Sub-Advisers for Northern Engage360TM Fund.

As of September 30, 2018, Ashmore Investment Management Limited and Global Evolution USA, LLC are the Sub-Advisers for the Multi-Manager Emerging Markets Debt Opportunity Fund.

As of September 30, 2018, DDJ Capital Management, LLC, Neuberger Berman Investment Advisers LLC and Nomura Corporate Research and Asset Management Inc. are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.

NTI is responsible for payment of sub-advisory fees to these sub-advisers.

NORTHERN FUNDS SEMIANNUAL REPORT	105	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain sub-advisers pursuant to separate agreements with such sub-advisers. For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for Multi-Manager Funds’ Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2018, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2018, the Funds did not engage in purchases and/or sales of securities from an affiliated entity.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2018, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Active M Emerging Markets Equity	$–	$467,885	$–	$520,406
Active M International Equity	–	161,922	–	290,631
Active M U.S. Equity	–	105,673	–	224,312
Multi-Manager Global Listed Infrastructure	–	230,316	–	231,116
Multi-Manager Global Real Estate	–	26,981	–	25,653
Northern Engage360™	–	96,108	–	17,791
Multi-Manager Emerging Markets Debt Opportunity	–	55,245	–	53,513
Multi-Manager High Yield Opportunity	–	123,279	–	54,767

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2018, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Active M Emerging Markets Equity	$208,219	$(42,328)	$165,891	$885,870
Active M International Equity	194,059	(62,469)	131,590	1,108,265

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Active M U.S. Equity	69,243	(5,568)	63,675	368,273
Multi-Manager Global Listed Infrastructure	60,633	(63,275)	(2,642)	1,156,969
Multi-Manager Global Real Estate	—	(3,424)	(3,424)	82,883
Northern Engage360™	6,918	(7,725)	(807)	182,797
Multi-Manager Emerging Markets Debt Opportunity	—	(17,030)	(17,030)	188,456
Multi-Manager High Yield Opportunity	3,740	(13,251)	(9,511)	360,622

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2018, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Active M Emerging Markets Equity	5,605	$115,809	—	$—	(9,403)	$(189,757)	(3,798)	$(73,948)
Active M International Equity	2,379	27,826	—	—	(15,024)	(177,433)	(12,645)	(149,607)
Active M U.S. Equity	3,292	43,779	8	105	(9,389)	(128,792)	(6,089)	(84,908)
Multi-Manager Global Listed Infrastructure	6,918	89,041	564	7,088	(9,007)	(115,215)	(1,525)	(19,086)
Multi-Manager Global Real Estate	1,030	10,714	54	582	(1,017)	(10,881)	67	415
Northern Engage360™	7,931	82,759	—	—	—	—	7,931	82,759
Multi-Manager Emerging Markets Debt Opportunity	4,213	37,881	399	3,481	(4,387)	(38,954)	225	2,408
Multi-Manager High Yield Opportunity	10,957	106,951	122	1,184	(2,593)	(25,371)	8,486	82,764

Transactions in capital shares for the fiscal year ended March 31, 2018, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Active M Emerging Markets Equity	11,131	$229,295	—	$—	(8,158)	$(170,240)	2,973	$59,055
Active M International Equity	17,814	190,125	80	936	(15,172)	(170,963)	2,722	20,098
Active M U.S. Equity	5,657	67,849	355	4,441	(19,392)	(237,924)	(13,380)	(165,634)
Multi-Manager Global Listed Infrastructure	14,683	$198,978	3,958	$52,856	(20,900)	$(289,559)	(2,259)	$(37,725)
Multi-Manager Global Real Estate	1,589	17,041	181	1,929	(14,889)	(162,051)	(13,119)	(143,081)
Northern Engage360™	9,647	100,000	5	52	—	—	9,652	100,052

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NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Multi-Manager Emerging Markets Debt Opportunity	11,057	106,500	748	7,156	(2,780)	(26,863)	9,025	86,793
Multi-Manager High Yield Opportunity	5,243	52,437	234	2,335	(10,654)	(106,481)	(5,177)	(51,709)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2018, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Active M Emerging Markets Equity	Northern Institutional Funds - U.S. Government Portfolio	$ 39,438	$272,876	$291,160	$ –	$ –	$ 324	$ 21,154	21,154
Active M International Equity	Northern Institutional Funds — U.S. Government Portfolio	66,068	220,106	225,920	–	–	415	60,254	60,254
Active M U.S. Equity	Northern Institutional Funds —U.S. Government Portfolio	21,924	274,614	246,980	–	–	249	49,558	49,558
Multi-Manager Global Listed Infrastructure	Northern Institutional Funds — U.S. Government Portfolio	78,011	229,827	251,503	–	–	444	56,335	56,335
Multi-Manager Global Real Estate Fund	Northern Institutional Funds — U.S. Government Portfolio	1,747	31,750	31,640	–	–	18	1,857	1,857
Northern Engage360™	Northern Institutional Funds — U.S. Government Portfolio	3,600	89,162	84,006	–	–	52	8,756	8,756
Multi-Manager Emerging Markets Debt Opportunity	Northern Institutional Funds — U.S. Government Portfolio	7,397	90,125	88,406	–	–	79	9,116	9,116
Multi-Manager High Yield Opportunity	Northern Institutional Funds — U.S. Government Portfolio	12,532	167,935	145,712	–	–	146	34,755	34,755

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

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SEPTEMBER 30, 2018 (UNAUDITED)

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2018:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE		STATEMENTS OF LIABILITIES LOCATION	VALUE
Active M Emerging Markets Equity	Equity contracts	Net Assets-Net unrealized appreciation	$37	*	Net Assets-Net unrealized depreciation	$–
Active M International Equity	Equity contracts	Net Assets-Net unrealized appreciation	424	*	Net Assets-Net unrealized depreciation	–
Active M U.S. Equity	Equity contracts	Net Assets-Net unrealized appreciation	25	*	Net Assets-Net unrealized depreciation	(57	)*
Multi-Manager Global Listed Infrastructure	Equity contracts	Net Assets-Net unrealized appreciation	35	*	Net Assets-Net unrealized depreciation	(26	)*
Northern Engage360TM	Equity contracts	Net Assets-Net unrealized appreciation	48	*	Net Assets-Net unrealized depreciation	–
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	49		Unrealized depreciation on forward foreign currency exchange contracts	(12)
Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	649		Unrealized depreciation on forward foreign currency exchange contracts	(466)
	Interest rate contracts	Net Assets-Net unrealized appreciation	18	**	Net Assets-Net unrealized depreciation	–
		Unrealized appreciation on bilateral interest rate swap agreements	2		Unrealized depreciation on bilateral interest rate swap agreements	–

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

**

Includes cumulative appreciation/depreciation on centrally cleared swap agreements as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Fund may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

As of September 30, 2018, gross amounts of assets and liabilities for forward foreign exchange contracts and swap agreements not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT

Northern Engage360TM	JPMorgan Chase	$49	$(12)	$–	$37

Multi-Manager Emerging Markets Debt Opportunity	BNP	172	(103)	(50)	19

	Citibank	124	(122)	–	2

	Goldman Sachs	295	(132)	–	163

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NOTES TO THE FINANCIAL STATEMENTS continued

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
	JPMorgan Chase	$37	$(37)	$–	$–
	Santander	23	(5)	–	18
	Total	$651	$(399)	$(50)	$202

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT
Northern Engage360TM	JPMorgan Chase	$(12)	$12	$–	$–
Multi-Manager Emerging Markets Debt Opportunity	BNP	(103)	103	–	–
	Citibank	(122)	122	–	–
	Goldman Sachs	(132)	132	–	–
	JPMorgan Chase	(104)	37	–	(67)
	Santander	(5)	5	–	–
	Total	$(466)	$399	$–	$(67)

The following table set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2018:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Active M Emerging Markets Equity	Equity contracts	Net realized gains (losses) on futures contracts	$(3,388)
Active M International Equity	Equity contracts	Net realized gains (losses) on futures contracts	(446)
Active M U.S. Equity	Equity contracts	Net realized gains (losses) on futures contracts	589
Multi-Manager Global Listed Infrastructure	Equity contracts	Net realized gains (losses) on futures contracts	600
Northern Engage360TM	Equity contracts	Net realized gains (losses) on futures contracts	(8)
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(181)
Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(630)
	Interest rate contracts	Net realized gains (losses) on interest rate swap agreements	(20)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Active M Emerging Markets Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$187
Active M International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	738
Active M U.S. Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(8)
Multi-Manager Global Listed Infrastructure	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	479

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SEPTEMBER 30, 2018 (UNAUDITED)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Northern Engage360TM	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	54
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$140
Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	230
	Interest rate contracts	Net change in unrealized appreciation (depreciation) on interest rate swap agreements	6

Volume of derivative activity for the six months ended September 30, 2018*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Active M Emerging Markets Equity	–	$ –	54	$2,035	–	$ –
Active M International Equity	–	–	26	3,781	–	–
Active M U.S. Equity	–	–	73	2,251	–	–
Multi-Manager Global Listed Infrastructure	–	–	93	1,371	–	–
Northern Engage360TM	121	1,887	25	301	–	–
Multi-Manager Emerging Markets Debt Opportunity	657	165,971	–	–	8	1,293

*

Activity for the period is measured by number of trades during the period and average notional amount for forward foreign currency exchange, futures equity and interest rate, swap credit and interest rate contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments as described above is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the ASU 2017-08 is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure

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NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2018 (UNAUDITED)

requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4 — Bank Borrowings and the items noted below.

The Active M U.S. Equity Fund was liquidated and terminated on October 19, 2018.

A Special Joint Meeting of Shareholders of Northern Funds and Northern Institutional Funds was held on October 24, 2018. At the meeting, shareholders of the Trust elected eight Trustees. See “Shareholder Meeting Results” below on page 113.

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SHAREHOLDER MEETING RESULTS	SEPTEMBER 30, 2018 (UNAUDITED)

A Special Joint Meeting of Shareholders of Northern Funds and Northern Institutional Funds was held on October 24, 2018, at the office of The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois. At the meeting, the following matters were voted upon by the shareholders of Northern Funds (the resulting votes are presented below):

1. Election of eight Trustees of Northern Funds.

NOMINEE	AFFIRMATIVE	WITHHELD
Therese M. Bobek	17,848,259,502.142	60,151,369.599
Mark G. Doll	17,837,611,403.775	70,799,467.966
Sandra Polk Guthman	17,827,972,827.529	80,438,044.212
Thomas A. Kloet	17,838,253,061.217	70,157,810.524
David R. Martin	17,830,027,812.404	78,383,059.337
Cynthia R. Plouché	17,835,803,612.482	72,607,259.259
Mary Jacobs Skinner	17,844,143,895.597	64,266,976.144
Darek Wojnar	17,839,889,785.968	68,521,085.773

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MULTI-MANAGER FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Northern Engage360TM, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2018 through September 30, 2018.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/2018 — 9/30/2018” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 101), if any, in the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Northern Engage360TM , Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 106), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ACTIVE M EMERGING MARKETS EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	1.10%	$1,000.00	$ 895.60	$5.23
Hypothetical	1.10%	$1,000.00	$1,019.55	$5.57

ACTIVE M INTERNATIONAL EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.84%	$1,000.00	$1,002.60	$4.22
Hypothetical	0.84%	$1,000.00	$1,020.86	$4.26

ACTIVE M U.S. EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.66%	$1,000.00	$1,116.80	$3.50
Hypothetical	0.66%	$1,000.00	$1,021.76	$3.35

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	1.00%	$1,000.00	$ 994.10	$5.00
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06

MULTI-MANAGER GLOBAL REAL ESTATE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.93%	$1,000.00	$1,047.70	$4.77
Hypothetical	0.93%	$1,000.00	$1,020.41	$4.71

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

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SEPTEMBER 30, 2018 (UNAUDITED)

NORTHERN ENGAGE360TM

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.70%	$1,000.00	$1,021.60	$3.55
Hypothetical	0.70%	$1,000.00	$1,021.56	$3.55

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.94%	$1,000.00	$922.10	$4.53
Hypothetical	0.94%	$1,000.00	$1,020.36	$4.76

MULTI-MANAGER HIGH YIELD OPPORTUNITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018 - 9/30/2018
Actual	0.85%	$1,000.00	$1,025.90	$4.32
Hypothetical	0.85%	$1,000.00	$1,020.81	$4.31

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

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APPROVAL OF MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Multi-Manager Funds,” and each a “Multi-Manager Fund” or “Fund”), at regularly scheduled meetings held during the Multi-Manager Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue: (i) the Trust’s management agreement (the “Management Agreement”) for the Multi-Manager Funds with Northern Trust Investments, Inc. (“Northern”); and (ii) the sub-advisory agreements among Northern and the Sub-Advisers to the Multi-Manager Funds.

Management Agreement Approval

The Management Agreement was re-approved with respect to all of the Multi-Manager Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 16-17, 2018 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 14-15, 2018 and April 12, 2018. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Funds resulting from their meetings and other interactions throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Multi-Manager Funds in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing reporting and cyber-security program; (iv) fees charged to and expenses borne by the Multi-Manager Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Multi-Manager Funds; (vii) information regarding purchases and redemptions of each Fund’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Multi-Manager Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement and the multi-manager exemptive order; (ii) the Multi-Manager Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Multi-Manager Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Multi-Manager Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Multi-Manager Funds and the experience of the senior management, portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management and other talent; (vii) Northern’s investments in technology to benefit the Multi-Manager Funds; (viii) the fees paid by the Multi-Manager Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Multi-Manager Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. They also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Multi-Manager Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

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SEPTEMBER 30, 2018 (UNAUDITED)

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Multi-Manager Funds by Northern and its affiliates. These services include acting as the Multi-Manager Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Multi-Manager Funds and the Trust. The Trustees understood that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern and its affiliates.

The Trustees considered, in evaluating whether to continue and approve the Management Agreement, that Northern engages sub-advisers, subject to the Trustees’ approval, to manage the assets of the Multi-Manager Funds. They considered that Northern provided overall general investment management services to the Multi-Manager Funds, including managing the day-to-day operations of the Multi-Manager Funds, and also has the ultimate responsibility to oversee the sub-advisers, and to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern is also responsible for, among other things: (i) selecting each Multi-Manager Fund’s investment strategies; (ii) allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Fund’s investment objective and strategies; (iii) monitoring and evaluating each sub-adviser’s performance; (iv) compensating the sub-advisers; and (v) implementing procedures relating to the sub-advisers’ compliance with the applicable Multi-Manager Fund’s investment objectives, policies and restrictions and monitoring of the same. The Trustees noted that Northern manages the cash portion of each Multi-Manager Fund in addition to providing these services.

In addition, the Board considered that Northern selects the sub-advisers to manage the Multi-Manager Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. They noted that Northern allocates a portion of the assets of each Multi-Manager Fund to a sub-adviser selected through this process on the basis of a particular strategy assigned to it, with the goal that the investment styles of the sub-advisers for each Multi-Manager Fund are complementary. Therefore, the Trustees considered that the sub-advisers are chosen not only based on their performance but for their anticipated investment synergy with the other sub-advisers managing assets of the same Multi-Manager Fund. The Trustees also considered that the prospectuses for the Multi-Manager Funds disclose Northern’s role in selecting the sub-advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fund. The Trustees also considered that at the time of the Meeting, Northern supervised a significant number of sub-advisers. The Trustees also took into account Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business.

The Trustees also considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Multi-Manager Funds. The Trustees believed that Northern had made significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Funds. In this regard, the Trustees noted that Northern’s staff conducted thorough and ongoing operational and compliance due diligence on prospective and existing sub-advisers. They noted enhancements made to the compliance and due diligence teams during the year to enhance their effectiveness and resources. The Trustees also considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to reporting on stress testing with respect to the Multi-Manager fixed income Funds. They also reviewed the compliance and administrative services provided to the Multi-Manager Funds by Northern and its affiliates, including its oversight of the Multi-Manager Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Multi-Manager Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Multi-Manager Funds’ service providers, including the sub-advisers, and the continued involvement of Northern’s internal audit group in reviewing operations that support the Multi-Manager Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Multi-Manager Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees considered Northern’s preparations with respect to the increased Securities and Exchange Commission (“SEC”) reporting requirements and liquidity risk management program required by new regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior and other investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on the size of the Multi-Manager Funds, and the consistency of investment approach with respect to the Multi-Manager Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees

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APPROVAL OF MANAGEMENT AND SUB-ADVISORY AGREEMENTS continued

concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Multi-Manager Funds and was able to continue to provide quality services to the Multi-Manager Funds.

Performance

The Trustees considered the investment performance of the Multi-Manager Funds, including whether they had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Multi-Manager Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for the past one, two, three, four, five and ten years and since inception, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Multi-Manager Funds to the performance of other SEC registered funds and to rankings issued by Broadridge, as available. The Funds were ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. The Trustees also reviewed the Multi-Manager Funds’ performance relative to each Multi-Manager Fund’s performance benchmarks and each Multi-Manager Fund’s three-year performance versus net expenses as calculated by Broadridge, as applicable. The Trustees considered that:

•

The Active M Emerging Markets Equity Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018; and outperformed against its benchmark for the one-, three- and five-year periods ended March 31, 2018.

•

The Active M International Equity Fund underperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018, and outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods ended March 31, 2018.

•

The Multi-Manager Global Listed Infrastructure Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018; and outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2018.

•

The Multi-Manager Global Real Estate Fund underperformed its Broadridge performance universe average for the one-year, three- and five-year periods ended January 31, 2018; and outperformed against its benchmark for the one- and three-year periods and underperformed its benchmark for five-year period ended March 31, 2018.

•

The Multi-Manager Emerging Markets Debt Opportunity Fund outperformed its Broadridge performance universe average for the one-year period and underperformed for the three-year period ended January 31, 2018, and outperformed against its benchmark for the one-year period and underperformed its benchmark for the three-year period ended March 31, 2018.

•

The Multi-Manager High Yield Opportunity Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018; and outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods ended March 31, 2018.

•

The Active M U.S. Equity Fund underperformed its Broadridge performance universe average for the one-year period ended January 31, 2018; and underperformed its benchmark for the one-year period ended March 31, 2018.

•

The Trustees took into account the performance of the Northern Engage360TM Fund since its inception, which commenced operations on November 20, 2017. Since the Fund had a limited performance history, no Broadridge comparative performance data was available.

The Trustees took into account management’s discussion of the Multi-Manager Funds’ performance rankings and comparisons, as well as any plans to address the performance of Multi-Manager Funds that were underperforming. They also considered Northern’s continual monitoring of sub-advisers and their performance during the year, which included due diligence visits and meetings and noted that Northern had replaced sub-advisers who were not performing as expected. The Trustees expected and believed also that Northern was appropriately monitoring underperforming sub-advisers and Multi-Manager Funds and noted that the in-depth performance reviews provided by Northern had assisted them in that regard.

The Trustees concluded, based on the information received, that Northern was devoting appropriate resources to the Multi-Manager Funds’ performance and correcting any underperformance.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated: the Multi-Manager Funds’ contractual and net (after expense reimbursements) management fee rates; the Multi-Manager Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2018 (UNAUDITED)

Multi-Manager Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Multi-Manager Funds. The Trustees also noted certain other actions taken by Northern to reduce Fund expenses, such as service provider fee reductions and management fee reductions on several of the Multi-Manager Funds over recent years. The Trustees also considered that, for those Multi-Manager Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Multi-Manager Fund all of the advisory fees received by Northern, if any, from the applicable money market fund.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Multi-Manager Funds’ total net operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of the Multi-Manager Funds against each Fund’s respective Broadridge peer group, peer universe and objective median (the median total expense ratio of all of the funds in each Fund’s respective Broadridge category, regardless of sales charges). In comparing the Multi-Manager Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that:

•

The Active M Emerging Markets Equity Fund’s net management fee was lower than its Broadridge peer group median and higher than its universe median, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

•

The Active M International Equity Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

•

The Multi-Manager Emerging Markets Debt Opportunity Fund’s net management fee was higher than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

•

The Multi-Manager Global Listed Infrastructure Fund’s net management fee was lower than its Broadridge peer group median and equal to its universe median, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

•

The Multi-Manager Global Real Estate Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

•

The Multi-Manager High Yield Opportunity Fund’s net management fee was higher than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was higher than its Broadridge peer group and universe medians and lower than the objective median of its Broadridge category.

•

The Active M U.S. Equity Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

•

The Northern Engage360TM Fund’s net management fee was lower than its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was lower than its Broadridge peer group and universe medians and the objective median of its Broadridge category.

The Trustees received information describing the Multi-Manager Funds’ expenses, including the advisory fee structure and the amount retained by Northern after payment of sub-advisory fees and the services provided by Northern under the Management Agreement and in supervising the sub-advisers. The Trustees also took into account that each of the Multi-Manager Funds utilizes multiple sub-advisers.

They also reviewed information comparing the Multi-Manager Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Fund. For Multi-Manager Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Multi-Manager Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Multi-Manager Funds.

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In addition, the Trustees considered: the amount of assets in each Multi-Manager Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. It was noted that Northern had presented profitability information to the Trustees on a quarterly basis on a Fund-by-Fund basis as well as reports showing the expected impact on profitability by the addition of proposed sub-advisers, as required by the Multi-Manager Funds’ exemptive order. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Multi-Manager Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly traded advisers as provided by Broadridge. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of each of the Funds and the quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Multi-Manager Funds. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees considered that each Multi-Manager Fund’s management fee was subject to breakpoints, thus ensuring that as a Multi-Manager Fund’s assets grew, its shareholders would receive reduced fee rates. Materials provided to the Trustees indicated that certain Funds had the specified asset levels at which one or more breakpoints on their management fees are triggered. They also took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Multi-Manager Funds are sharing in economies of scale through the level at which the Multi-Manager Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Multi-Manager Funds to specific levels. The Trustees also noted that a majority of the Funds’ net management fees were below the median of their respective expense peer groups and that the total net expenses of all of the Funds after reimbursements were below the objective median of their respective Broadridge category.

The Trustees determined, on the basis of the foregoing, that the Multi-Manager Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Multi-Manager Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Multi-Manager Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Multi-Manager Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the benefits from many of the sub-advisory fee structures where the fee is based on all assets managed by the sub-adviser for the Funds and Northern’s other clients.

After deliberation, the Trustees concluded with respect to each of the Multi-Manager Funds that the management fees paid by each of the Multi-Manager Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Multi-Manager Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Multi-Manager Funds for an additional one-year term.

Sub-Advisory Agreement Approval

The Trustees, including a majority of the Independent Trustees voting separately, also considered and reapproved the sub-advisory agreements with the existing sub-advisers (the “Sub-Advisers”) for the Multi-Manager Funds at the Annual Contract Meeting. They also considered and approved a new sub-advisory agreement between Northern and Global Evolution USA LLC (“Global”) with respect to the Multi-Manager Emerging Markets Debt Opportunity Fund (the “Emerging Markets Debt Fund”), which would become effective upon the closing of the acquisition of Global by Conning Holdings Limited. It was noted that the new sub-advisory agreement had the same terms as the current sub-advisory agreement in place with Global for

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SEPTEMBER 30, 2018 (UNAUDITED)

the Emerging Markets Debt Fund, including with respect to the sub-advisory fee rate.

The Trustees reviewed and discussed information and written materials from Northern and the Sub-Advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the Sub-Advisers, including the experience and qualifications of the personnel providing such services; (ii) each Sub-Adviser’s financial condition, history of operations and ownership structure; (iii) the Sub-Advisers’ brokerage and soft dollar practices; (iv) the Sub-Advisers’ investment strategies and styles of investing; (v) the performance history of the Sub-Advisers with respect to the applicable Multi-Manager Fund; (vi) information with respect to each Sub-Adviser’s risk management and cybersecurity programs and each Sub-Adviser’s compliance policies and procedures (including their codes of ethics) and the Trust’s Chief Compliance Officer’s (“CCO’s”) evaluations of such policies and procedures, as well as the Sub-Adviser’s regulatory history; (vii) the Sub-Advisers’ conflicts of interest in managing the Multi-Manager Funds, including the Sub-Advisers’ financial or business relationships with Northern; and (viii) the terms of the existing sub-advisory agreements. The Trustees also reviewed and discussed Northern’s strategy for allocating assets among the various Sub-Advisers, as well as the current allocations of assets among the various Sub-Advisers.

In evaluating the sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the Sub-Advisers.

Nature, Quality and Extent of Services

The Trustees considered the information and evaluations provided by Northern with respect to each Sub-Adviser’s operations, qualifications and experience in managing the type of strategies for which the Sub-Adviser was engaged, or proposed to be engaged, in connection with a Multi-Manager Fund. The Trustees also considered the CCO’s compliance program and the compliance monitoring schedule for each Sub-Adviser. The Trustees concluded that each Sub-Adviser had provided, and/or was able to provide, quality services to the Multi-Manager Funds, although they noted that certain of the Sub-Advisers were being closely monitored and that if such Sub-Advisers performance did not improve, they would be subject to termination and replacement.

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that the Sub-Advisers were each paid by Northern out of its advisory fees and not by the Multi-Manager Funds. The Trustees also believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arms’-length among Northern and each Sub-Adviser and considered the reductions in certain of the sub-advisory fees in the past few years. In addition, the Trustees reviewed and compared each Sub-Adviser’s fees paid by a Fund and fees paid to the Sub-Adviser by its other institutional accounts with similar strategies, if any. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the Sub-Advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.

Although the Trustees considered Northern’s profitability with respect to each Multi-Manager Fund, they did not consider the Sub-Advisers’ projected profitability as they did not consider it to be particularly relevant because Northern paid the Sub-Advisers out of its advisory fees. The Trustees therefore believed that Northern had an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to each Sub-Adviser and Northern’s evaluation of Sub-Adviser performance. This information was compared to performance information with respect to each Fund’s applicable benchmark. It was noted that each Sub-Adviser had a different style, and that these styles would underperform in various markets. The Trustees concluded, based upon the information provided, that most of the Sub-Advisers’ performance records were generally satisfactory and where there had been Sub-adviser underperformance, Northern had acted quickly to either change the Sub-Adviser, had made other changes to improve Fund performance, or had placed the Sub-Adviser on watch pending further action if performance did not improve.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates decreased as the Multi-Manager Funds’ assets increased. However, the Trustees generally considered economies of scale with respect to the Funds primarily at the management fee level given that Northern pays the Sub-Advisers out of its management fees. It was noted by the Trustees that many of the Sub-Advisers had breakpoints incorporated into their sub-advisory fee structures.

Other Benefits

The Trustees considered other benefits derived or to be derived by certain of the Sub-Advisers as a result of their relationship with the Multi-Manager Funds. These benefits included in certain cases research and other benefits in connection with brokerage commissions paid by the Multi-Manager Funds and, in some

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cases, affiliated brokerage commissions received on Multi-Manager Fund brokerage transactions. The Trustees noted that they had received regular reports from the Trust’s CCO with respect to the quality of each Sub-Adviser’s trade execution on behalf of the Funds and soft dollar usage. The Trustees also considered the other relationships that certain of the Sub-Advisers had with Northern, including sub-advisory or custodial relationships.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid, or to be paid, to the Sub-Advisers on a Fund-by-Fund basis were reasonable in light of the services provided, or to be provided, by each of them and that the new sub-advisory agreement with Global should be approved on behalf of the Emerging Markets Debt Fund and the existing sub-advisory agreements with respect to the Multi-Manager Funds should be reapproved for an additional one-year period.

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THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	123	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

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GLOBAL TACTICAL ASSET ALLOCATION FUND

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	GLOBAL TACTICAL ASSET ALLOCATION FUND
Ticker Symbol: BBALX

8	NOTES TO THE FINANCIAL STATEMENTS

14	SHAREHOLDER MEETING RESULTS

15	FUND EXPENSES

16	APPROVAL OF MANAGEMENT AGREEMENT

20	FOR MORE INFORMATION

This report has been prepared for the general information of Global Tactical Asset Allocation Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Global Tactical Asset Allocation Fund summary prospectus or prospectus, which contains complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read the summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2018 (UNAUDITED)

Amounts in thousands, except per share data	GLOBAL TACTICAL ASSET ALLOCATION FUND
ASSETS:
Investments, at value	$5,363
Investments in affiliates, at value	86,795
Receivable for fund shares sold	64
Receivable from investment adviser	3
Prepaid and other assets	11
Total Assets	92,236
LIABILITIES:
Payable for fund shares redeemed	29
Payable to affiliates:
Management fees	3
Custody fees	1
Shareholder servicing fees	9
Trustee fees	4
Accrued other liabilities	42
Total Liabilities	88
Net Assets	$92,148
ANALYSIS OF NET ASSETS:
Capital stock	$82,301
Accumulated undistributed net investment income	581
Accumulated undistributed net realized loss	(251)
Net unrealized appreciation	9,517
Net Assets	$92,148
Shares Outstanding ($.0001 par value, unlimited authorization)	7,127
Net Asset Value, Redemption and Offering Price Per Share	$12.93
Investments, at cost	$5,407
Investments in affiliates, at cost	$77,234

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	2	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

Amounts in thousands	GLOBAL TACTICAL ASSET ALLOCATION FUND
INVESTMENT INCOME:
Dividend income	$35
Dividend income from investments in affiliates	1,595
Total Investment Income	1,630
EXPENSES:
Management fees	108
Custody fees	11
Transfer agent fees	7
Blue sky fees	11
SEC fees	1
Printing fees	19
Professional fees	19
Shareholder servicing fees	13
Trustee fees	5
Interest expense	1
Other	6
Total Expenses	201
Less expenses reimbursed by investment adviser	(76)
Net Expenses	125
Net Investment Income	1,505
NET REALIZED AND UNREALIZED LOSSES:
Net realized losses on:
Investments	(9)
Investments in affiliates	(211)
Net changes in unrealized (depreciation) on:
Investments	(31)
Investments in affiliates	(708)
Net Losses	(959)
Net Increase in Net Assets Resulting from Operations	$546

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018, (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2018

	GLOBAL TACTICAL ASSET ALLOCATION FUND
Amounts in thousands	SEP 30, 2018	MAR 31, 2018
OPERATIONS:
Net investment income	$1,505	$2,247
Net realized gains (losses)	(220)	1,819
Net change in unrealized appreciation (depreciation)	(739)	3,051
Net Increase in Net Assets Resulting from Operations	546	7,117
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(1,272)	5,687
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,272)	5,687
DISTRIBUTIONS PAID:
From net investment income	(1,171)	(2,257)
From net realized gains	–	(800)
Total Distributions Paid	(1,171)	(3,057)
Total Increase (Decrease) in Net Assets	(1,897)	9,747
NET ASSETS:
Beginning of period	94,045	84,298
End of period	$92,148	$94,045
Accumulated Undistributed Net Investment Income	$581	$247

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	4	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

GLOBAL TACTICAL ASSET ALLOCATION FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2018 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014
Net Asset Value, Beginning of Period	$13.02	$12.41	$11.54		$12.20		$12.20	$11.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.33	0.32		0.33		0.24	0.20
Net realized and unrealized gains (losses)	(0.14)	0.72	0.90		(0.52)		0.06	0.81
Total from Investment Operations	0.07	1.05	1.22		(0.19)		0.30	1.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.33)	(0.35	)(1)	(0.32	)(1)	(0.21)	(0.21)
From net realized gains	–	(0.11)	–		(0.15)		(0.09)	–
Total Distributions Paid	(0.16)	(0.44)	(0.35)		(0.47)		(0.30)	(0.21)
Net Asset Value, End of Period	$12.93	$13.02	$12.41		$11.54		$12.20	$12.20
Total Return(2)	0.57%	8.55%	10.73%		(1.52)%		2.51%	8.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$92,148	$94,045	$84,298		$72,400		$79,345	$81,591
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)(5)	0.27%	0.27%	0.27%		0.27%		0.26%	0.25%
Expenses, before reimbursements and credits(5)	0.43%	0.44%	0.49%		0.46%		0.53%	0.75%
Net investment income, net of reimbursements and credits(4)	3.20%	2.53%	2.67%		2.78%		1.95%	1.79%
Net investment income, before reimbursements and credits	3.04%	2.36%	2.45%		2.59%		1.68%	1.29%
Portfolio Turnover Rate	47.82%	25.39%	27.84%		20.49%		51.55%	23.95%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2018, less than $1,000, which represents less than 0.01 percent of average net assets for the fiscal years ended March 31, 2018 and 2017, and less than 0.005 percent for the fiscal years ended March 31, 2016, 2015 and 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	Expense ratios reflect only the direct expenses of the Fund and not any expenses associated with the underlying funds.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 100.0%

FlexShares® Credit-Scored US Corporate Bond Index Fund (1)	169,253	$8,287

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (1)	95,526	4,775

FlexShares® Disciplined Duration MBS Index Fund (1)	463,525	10,610

FlexShares® Global Quality Real Estate Index Fund (1)	29,972	1,837

FlexShares® High Yield Value-Scored Bond Index Fund (1)(2)	200,909	10,095

FlexShares® International Quality Dividend Index Fund (1)	231,954	5,574

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (1)	143,217	9,340

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (1)	123,671	6,418

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (1)	138,800	4,697

FlexShares® Morningstar US Market Factor Tilt Index Fund (1)	117,864	14,070

FlexShares® Quality Dividend Index Fund (1)	181,817	8,605

FlexShares® STOXX® Global Broad Infrastructure Index Fund (1)	38,840	1,811

iShares 20+ Year Treasury Bond ETF	2,367	278

iShares 3-7 Year Treasury Bond ETF	33,525	3,992

iShares Short-Term Corporate Bond ETF	21,092	1,093

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.87% (1)(3)	675,520	676
Total Investment Companies
(Cost $82,641)		92,158

Total Investments – 100.0%
(Cost $82,641)		92,158

Liabilities less Other Assets – (0.0%)		(10)
NET ASSETS – 100.0%		$92,148

(1)

Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, Northern Institutional Funds and FlexShares Trust.

(2)	Holding resulted from transactions with an affiliate. See Note 6 for further details.
(3)	7-day current yield as of September 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2018, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	WEIGHT

U.S. Equity	15.3%	FlexShares® Morningstar US Market Factor Tilt Index Fund

U.S. Equity	9.3	FlexShares® Quality Dividend Index Fund

Non U.S. Equity – Developed	10.1	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

Non U.S. Equity – Developed	6.1	FlexShares® International Quality Dividend Index Fund

Non U.S. Equity – Emerging Markets	7.0	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

Global Real Estate	2.0	FlexShares® Global Quality Real Estate Index Fund

U.S. Bonds – High Yield	10.9	FlexShares® High Yield Value-Scored Bond Index Fund

U.S. Bonds – Investment Grade	9.0	FlexShares® Credit-Scored US Corporate Bond Index Fund

U.S. Bonds – Investment Grade	11.5	FlexShares® Disciplined Duration MBS Index Fund

U.S. Bonds – Investment Grade	5.2	FlexShares® Credit-Scored US Long Corporate Bond Index Fund

U.S. Bonds – Investment Grade	1.2	iShares Short-Term Corporate Bond ETF

U.S. Bonds – Investment Grade	4.3	iShares 3-7 Year Treasury Bond ETF

U.S. Bonds – Investment Grade	0.3	iShares 20+ Year Treasury Bond ETF

Commodities/Natural Resources	5.1	FlexShares® Morningstar Global Upstream Natural Resources Index Fund

Global Infrastructure	2.0	FlexShares® STOXX® Global Broad Infrastructure Index Fund

Cash	0.7	NIF U.S. Government Portfolio
Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Investment Companies	$92,158	$–	$–	$92,158

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	6	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF – Exchange Traded Fund

MBS – Mortgage-Backed Security

NIF – Northern Institutional Funds

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 44 funds as of September 30, 2018, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Tactical Asset Allocation Fund (the “Fund”) is a separate, diversified investment portfolio of the Trust. The Fund seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds and exchange-traded funds (“ETFs”) for which Northern Trust Investments, Inc. (“NTI”), the Fund’s investment adviser, or an affiliate of NTI acts as investment adviser. The Fund also may invest in other unaffiliated mutual funds and ETFs (together with affiliated underlying funds and ETFs, the “Underlying Funds”) and other securities and investments not issued by mutual funds.

NTI is a subsidiary of The Northern Trust Company (“Northern Trust”). Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time.

Shares of open-end investment companies, other than ETFs, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Fund to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statement of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statement of Operations.

GLOBAL TACTICAL ASSET ALLOCATION FUND	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2018 (UNAUDITED)

C) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund is authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date. The Fund and certain of the Underlying Funds may enter into these contracts when seeking to hedge against fluctuations in foreign currency exchange rates. Certain of the Underlying Funds may also enter into forward foreign currency exchange contracts as a cross-hedge transaction or for speculative purposes. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statement of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statement of Operations.

Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of the Fund’s or an Underlying Fund’s foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by an Underlying Fund. The Fund bears the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No forward foreign currency exchange contracts were held by the Fund during the six months ended September 30, 2018.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedule of Investments represent the 7-day yield for money market funds. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

E) EXPENSES The Fund is charged for those expenses that are directly attributable to the Fund. Expenses incurred which do not specifically relate to the Fund generally are allocated among all funds in the Trust in proportion to each fund’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Fund may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, and gains or losses on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Fund. At March 31, 2018, the Fund did not record any reclassifications.

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Fund’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

During the fiscal year ended March 31, 2018, the Global Tactical Asset Allocation Fund utilized approximately $229,000 in capital loss carryforwards.

There were no capital losses incurred that will be carried forward indefinitely under the provisions of the Act.

NORTHERN FUNDS SEMIANNUAL REPORT	9	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

At March 31, 2018, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED		UNREALIZED GAINS (LOSSES)
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$252	$735	$9,488

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$2,257	$800

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$2,166	$—

*	Ordinary income includes short-term capital gains, if any.

As of March 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense and other expenses, respectively, on the Statement of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, whom are beneficial owners of shares of the Fund. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Fund beneficially owned by their customers. Service Plan expenses are included in the Statement of Operations under Shareholder servicing fees for the six months ended September 30, 2018. There were no shareholder servicing fees paid by the Fund to Northern Trust or its affiliates during the six months ended September 30, 2018.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 20, 2017, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 14-15, 2018, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 19, 2018 and will expire on November 18, 2019, unless renewed.

During the six months ended September 30, 2018, the following Fund had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE

Global Tactical Asset Allocation	$367	3.06%

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory (asset allocation) and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate set forth in the table below (expressed as a percentage of the Fund’s average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of

GLOBAL TACTICAL ASSET ALLOCATION FUND	10	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2018 (UNAUDITED)

Operations, to adhere to the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for the Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations.

At September 30, 2018, the annual management fees and contractual expense limitations for the Fund were based on the following annual rates as set forth in the table below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Global Tactical Asset Allocation	0.23%	0.25%

The contractual reimbursement arrangement described in the table above is expected to continue until at least July 31, 2019. The contractual reimbursement arrangement will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for the Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Fund. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Fund has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Fund’s Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Fund, received no compensation from the Fund under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Fund. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S Government Portfolio of Northern Institutional Funds and/ or the Fund and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, the Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2018, the uninvested cash of the Fund was invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse the Fund for a portion of the management fees attributable to and payable by the Fund for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statement of Operations. This reimbursement’s impact on the Fund’s net expense and net investment income ratios is included in the Fund’s Financial Highlights.

On July 31, 2018 and thereafter, the Fund had transactions in the FlexShares High Yield Value-Scored Bond Index Fund (“HYGV”) that have been deemed affiliated transactions. On November 20, 2018, the Fund disposed of its remaining position in HYGV and NTI reimbursed the Fund for the realized loss (net of dividends paid) and commissions associated with the transactions.

NORTHERN FUNDS SEMIANNUAL REPORT	11	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2018, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

	PURCHASES	SALES
Amounts in thousands	OTHER	OTHER
Global Tactical Asset Allocation	$43,891	$45,140

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2018, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Global Tactical Asset Allocation	$9,605	$(537)	$9,068	$83,090

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2018, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Global Tactical Asset Allocation	526	$6,825	69	$894	(692)	$(8,991)	(97)	$(1,272)

Transactions in capital shares for the fiscal year ended March 31, 2018, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Global Tactical Asset Allocation	1,859	$24,055	196	$2,545	(1,623)	$(20,913)	432	$5,687
9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2018, were as follows:

Amounts in thousands	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
FlexShares® Credit-Scored US Corporate Bond Index Fund	$2,067	$6,619	$329	$(58)	$(12)	$100	$8,287	169
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	1,050	4,183	256	(184)	(18)	84	4,775	96
FlexShares® Disciplined Duration MBS Index Fund	2,172	8,992	374	(164)	(16)	128	10,610	464
FlexShares® Global Quality Real Estate Index Fund	1,905	—	96	23	5	32	1,837	30
FlexShares® High Yield Value-Scored Bond Index Fund	—	10,266	172	1	—	145	10,095	201
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	3,784	—	3,769	102	(117)	53	—	—
FlexShares® International Quality Dividend Index Fund	9,399	387	3,592	(620)	—	196	5,574	232
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	9,424	710	451	(372)	29	172	9,340	143

GLOBAL TACTICAL ASSET ALLOCATION FUND	12	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2018 (UNAUDITED)

Amounts in thousands	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$9,352	$1,209	$2,642	$(1,482)	$(19)	$153	$6,418	124
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	4,689	219	405	143	51	79	4,697	139
FlexShares® Morningstar US Market Factor Tilt Index Fund	12,577	1,902	1,542	887	246	131	14,070	118
FlexShares® Quality Dividend Index Fund	8,880	70	1,059	535	179	121	8,605	182
FlexShares® Ready Access Variable Income Fund	1,782	—	1,781	4	(5)	6	—	—
FlexShares® STOXX® Global Broad Infrastructure Index Fund	1,855	—	63	18	1	33	1,811	39
NF — Bond Index Fund	18,361	23	18,313	449	(520)	17	—	—
NF — High Yield Fixed Income Fund	5,564	4,013	9,572	10	(15)	136	—	—
NIF — U.S. Government Portfolio	385	39,796	39,505	—	—	9	676	676
	$93,246	$78,389	$83,921	$(708)	$(211)	$1,595	$86,795	2,611

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. The maximum exposure to the Fund under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENTS

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4—Bank Borrowings, the transactions in the FlexShares High Yield Value-Scored Bond Index Fund disclosed in Note 6—Related Party Transactions and the item noted below.

A Special Joint Meeting of Shareholders of Northern Funds and Northern Institutional Funds was held on October 24, 2018. At the meeting, shareholders of the Trust elected eight Trustees. See “Shareholder Meeting Results” below on page 14.

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GLOBAL TACTICAL ASSET ALLOCATION FUND

SHAREHOLDER MEETING RESULTS	SEPTEMBER 30, 2018 (UNAUDITED)

A Special Joint Meeting of Shareholders of Northern Funds and Northern Institutional Funds was held on October 24, 2018, at the office of The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois. At the meeting, the following matters were voted upon by the shareholders of Northern Funds (the resulting votes are presented below):

1. Election of eight Trustees of Northern Funds.

NOMINEE	AFFIRMATIVE	WITHHELD
Therese M. Bobek	17,848,259,502.142	60,151,369.599
Mark G. Doll	17,837,611,403.775	70,799,467.966
Sandra Polk Guthman	17,827,972,827.529	80,438,044.212
Thomas A. Kloet	17,838,253,061.217	70,157,810.524
David R. Martin	17,830,027,812.404	78,383,059.337
Cynthia R. Plouché	17,835,803,612.482	72,607,259.259
Mary Jacobs Skinner	17,844,143,895.597	64,266,976.144
Darek Wojnar	17,839,889,785.968	68,521,085.773

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GLOBAL TACTICAL ASSET ALLOCATION FUND

FUND EXPENSES	SEPTEMBER 30, 2018 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2018 through September 30, 2018.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/2018 – 9/30/2018” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of univested cash in affiliated money market funds (See page 11) which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

GLOBAL TACTICAL ASSET ALLOCATION

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2018	ENDING ACCOUNT VALUE 9/30/2018	EXPENSES PAID* 4/1/2018- 9/30/2018
Actual	0.27%	$1,000.00	$1,005.70	$1.36
Hypothetical	0.27%	$1,000.00	$1,023.71	$1.37

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

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GLOBAL TACTICAL ASSET ALLOCATION FUND

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the Global Tactical Asset Allocation Fund (the “Fund”), at regularly scheduled meetings held during the Fund’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Fund with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Fund by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 16-17, 2018 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 14-15, 2018 and April 12, 2018. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Fund resulting from their meetings and other interactions throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Fund in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cyber-security program; (iv) fees charged to and expenses borne by the Fund; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Fund; (vii) information regarding purchases and redemptions of the Fund’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Fund’s shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Fund by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Fund’s investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Fund in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fee charged to the Fund compared to the management fees charged by Northern to Northern’s other comparable institutional accounts, if any; (v) Northern’s staffing for the Fund and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Fund; (viii) the fees paid by the Fund to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Fund. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its peer group and peer universe. They also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for the Fund, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Fund by Northern and its affiliates. These services include acting as the Fund’s administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Fund and the

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GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2018 (UNAUDITED)

Trust. The Trustees understood that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Fund. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Fund by Northern and its affiliates, including its oversight of the Fund’s day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Fund’s service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Fund. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees considered Northern’s preparations with respect to the increased Securities and Exchange Commission (“SEC”) reporting requirements and liquidity risk management program required by new regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior and other investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on the size of the Fund, and the consistency of investment approach with respect to the Fund. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Fund and was able to continue to provide quality services to the Fund.

Performance

The Trustees considered the investment performance of the Fund, including whether it had operated within its investment objective, as well as its compliance with its investment restrictions and exemptive order conditions. The Trustees understood that the Fund had a “fund of funds” structure. The Trustees received information on the Fund’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Fund to the performance of other SEC registered funds and to rankings issued by Broadridge. The Fund was ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. The Trustees also reviewed the Fund’s performance relative to its performance benchmarks and the Fund’s three-year performance versus net expenses as calculated by Broadridge. The Trustees noted that the Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2018; and also outperformed its blended benchmark for the three-year period ended March 31, 2018 and underperformed the benchmark for the one- and five-year periods ended March 31, 2018.

The Trustees took into account management’s discussion of the Fund’s performance and considered the Fund’s investment performance relative to the investor base the Fund is intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the Fund. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Fund and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Fund’s performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated: the Fund’s contractual and net (after expense reimbursements) management fee rate; the Fund’s total operating expense ratio; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Fund; and whether a consistent methodology was in place for determining the fees and expenses of the Fund. The Trustees also noted certain other actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions with respect to the Fund. The Trustees also considered that Northern was rebating back to the Fund all of the advisory fees that were received by Northern, if any, from the affiliated money market fund into which the Fund sweeps uninvested cash.

The Trustees reviewed information on the fee rates paid by the Fund under the Management Agreement and the Fund’s total net operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of the Fund against its Broadridge peer group, peer universe and objective median (the median total expense ratio of all of the funds in the Fund’s Broadridge category, regardless of sales charges). In comparing the Fund’s contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and

NORTHERN FUNDS SEMIANNUAL REPORT	17	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

APPROVAL OF MANAGEMENT AGREEMENT

administrative costs. Among other data, the Trustees considered that the Fund’s net management fee was below its Broadridge peer group median. They also considered that the Fund’s total expense ratio after reimbursement of expenses was below its Broadridge peer group and objective medians. The Trustees took into account Northern’s discussion of the Fund’s expenses and that Northern had reimbursed expenses of the Fund. They also noted that Northern did not manage private institutional accounts similarly managed to the Fund.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Fund invested in the prior year.

In addition, the Trustees considered the amount of assets in the Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship with the Fund and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Fund’s sub-administrative fees from its management fee.

The Trustees also discussed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly traded advisers as provided by Broadridge. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of the Fund and the quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Fund. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Fund’s management fee structure and considered Northern’s view that the Fund is sharing in economies of scale through the level at which the Fund’s management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Fund to specific levels. The Trustees noted that although the management fee of the Fund did not currently have breakpoints, the total net expenses of the Fund after reimbursements were below the objective median of its Broadridge category and the net management fee was below its Broadridge group median.

The Trustees determined, on the basis of the foregoing, that the Fund’s current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Fund. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, as well as the fees for these and other services received from the affiliated mutual funds in which the Fund invests. The Trustees also considered that many of the Fund’s shareholders had other client relationships with The Northern Trust Company or its affiliates. The Trustees also took into account the extent to which Northern and its other clients, as well as the Fund, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded that the management fee paid by the Fund was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to the Fund for an additional one-year term.

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GLOBAL TACTICAL ASSET ALLOCATION FUND

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	19	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

GLOBAL TACTICAL ASSET ALLOCATION FUND	20	NORTHERN FUNDS SEMIANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable for this reporting period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for this reporting period.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for this reporting period.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not Applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	December 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	December 5, 2018

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	December 5, 2018